UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   March 31, 2013

Date of reporting period:   September 30, 2012

Item 1. Reports to Stockholders.	September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P 100 Index Fund  |  OEF  |  NYSE Arca

iShares S&P 500 Growth Index Fund  |  IVW  |  NYSE Arca

iShares S&P 500 Value Index Fund  |  IVE  |  NYSE Arca

iShares S&P MidCap 400 Growth Index Fund  |  IJK  |  NYSE Arca

iShares S&P MidCap 400 Value Index Fund  |  IJJ  |  NYSE Arca

iShares S&P SmallCap 600 Growth Index Fund  |  IJT  |  NYSE Arca

iShares S&P SmallCap 600 Value Index Fund  |  IJS  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.08%	31.98%	32.42%	0.80%	0.79%	0.96%	7.19%	7.20%	7.38%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.08%	31.98%	32.42%	4.05%	3.99%	4.89%	100.20%	100.37%	103.85%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market and consists of blue chip stocks from diverse industries in the S&P 500®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 4.73%, net of fees, while the total return for the Index was 4.84%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.89%
Technology	19.05
Financial	13.19
Energy	12.97
Communications	12.90
Industrial	9.18
Consumer Cyclical	7.54
Basic Materials	2.00
Utilities	1.10
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	7.48%
Exxon Mobil Corp.	5.05
General Electric Co.	2.87
Chevron Corp.	2.73
Microsoft Corp.	2.69
International Business Machines Corp.	2.66
AT&T Inc.	2.60
Google Inc. Class A	2.39
Procter & Gamble Co. (The)	2.28
Johnson & Johnson	2.27

TOTAL	33.02%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P 500 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.38%	29.31%	29.65%	3.40%	3.39%	3.55%	7.87%	7.90%	8.06%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.38%	29.31%	29.65%	18.20%	18.16%	19.08%	113.35%	113.97%	117.07%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

The iShares S&P 500 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index (the “Index”). The Index measures the performance of the large-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 4.12%, net of fees, while the total return for the Index was 4.22%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	28.93%
Technology	22.56
Energy	11.51
Industrial	9.24
Consumer Cyclical	8.94
Communications	8.44
Financial	5.47
Basic Materials	3.78
Utilities	1.02
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	8.88%
Exxon Mobil Corp.	3.83
International Business Machines Corp.	3.16
Google Inc. Class A	2.84
Johnson & Johnson	2.70
Philip Morris International Inc.	2.15
Coca-Cola Co. (The)	2.08
Procter & Gamble Co. (The)	2.03
Microsoft Corp.	1.82
Chevron Corp.	1.75

TOTAL	31.24%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P 500 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.54%	30.50%	30.81%	(1.66)%	(1.66)%	(1.56)%	7.72%	7.75%	7.87%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.54%	30.50%	30.81%	(8.05)%	(8.03)%	(7.58)%	110.40%	111.04%	113.40%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

The iShares S&P 500 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index (the “Index”). The Index measures the performance of the large-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.41%, net of fees, while the total return for the Index was 2.49%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	26.49%
Communications	14.87
Consumer Non-Cyclical	12.60
Energy	11.18
Industrial	10.78
Consumer Cyclical	8.52
Utilities	6.33
Technology	6.05
Basic Materials	2.88
Diversified	0.08
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

General Electric Co.	4.09%
AT&T Inc.	3.71
Pfizer Inc.	3.17
Wells Fargo & Co.	2.90
Berkshire Hathaway Inc. Class B	2.76
J.P. Morgan Chase & Co.	2.62
Exxon Mobil Corp.	2.59
Chevron Corp.	1.80
Cisco Systems Inc.	1.72
Microsoft Corp.	1.65

TOTAL	27.01%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.61%	25.59%	25.83%	5.05%	5.06%	5.20%	10.58%	10.57%	10.77%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.61%	25.59%	25.83%	27.91%	28.01%	28.84%	173.29%	173.18%	178.09%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

The iShares S&P MidCap 400 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Growth Index (the “Index”). The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (0.01)%, net of fees, while the total return for the Index was 0.04%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	23.36%
Industrial	18.20
Financial	14.19
Consumer Cyclical	13.80
Technology	10.58
Communications	6.67
Energy	6.60
Basic Materials	3.96
Utilities	2.70
Short-Term and Other Assets, Less Liabilities	(0.06)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Regeneron Pharmaceuticals Inc.	1.91%
Equinix Inc.	1.66
AMETEK Inc.	1.44
Church & Dwight Co. Inc.	1.26
PetSmart Inc.	1.25
Rackspace Hosting Inc.	1.20
Alliance Data Systems Corp.	1.18
Henry Schein Inc.	1.17
Tractor Supply Co.	1.17
ANSYS Inc.	1.13

TOTAL	13.37%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.14%	31.09%	31.42%	2.29%	2.30%	2.45%	10.47%	10.47%	10.68%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.14%	31.09%	31.42%	11.97%	12.06%	12.88%	170.64%	170.63%	175.74%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

The iShares S&P MidCap 400 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Value Index (the “Index”). The Index measures the performance of the mid-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.40%, net of fees, while the total return for the Index was 0.48%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	29.22%
Industrial	17.33
Consumer Non-Cyclical	13.49
Consumer Cyclical	13.24
Utilities	7.65
Technology	6.03
Basic Materials	5.34
Energy	4.25
Communications	3.37
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

HollyFrontier Corp.	1.49%
New York Community Bancorp Inc.	1.11
Vertex Pharmaceuticals Inc.	1.01
Everest Re Group Ltd.	0.99
Foot Locker Inc.	0.95
Ashland Inc.	0.93
Toll Brothers Inc.	0.89
Mohawk Industries Inc.	0.83
AGCO Corp.	0.82
Fidelity National Financial Inc. Class A	0.80

TOTAL	9.82%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.90%	30.91%	31.05%	3.88%	3.90%	3.96%	11.07%	11.09%	11.23%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.90%	30.91%	31.05%	20.98%	21.07%	21.43%	185.67%	186.22%	189.89%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

The iShares S&P SmallCap 600 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Growth Index (the “Index”). The Index measures the performance of the small-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.73%, net of fees, while the total return for the Index was 1.75%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	23.03%
Consumer Cyclical	16.74
Industrial	15.25
Technology	15.14
Financial	13.95
Communications	4.80
Utilities	4.26
Basic Materials	3.85
Energy	3.41
Short-Term and Other Assets, Less Liabilities	(0.43)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Cubist Pharmaceuticals Inc.	1.19%
ProAssurance Corp.	1.09
Mid-America Apartment Communities Inc.	1.05
Cirrus Logic Inc.	0.97
CommVault Systems Inc.	0.96
Toro Co. (The)	0.91
Teledyne Technologies Inc.	0.91
Casey’s General Stores Inc.	0.86
Wolverine World Wide Inc.	0.85
Salix Pharmaceuticals Ltd.	0.83

TOTAL	9.62%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.70%	35.79%	35.85%	2.48%	2.50%	2.58%	10.03%	10.09%	10.21%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.70%	35.79%	35.85%	13.03%	13.16%	13.57%	160.04%	161.51%	164.38%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

The iShares S&P SmallCap 600 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Value Index (the “Index”). The Index measures the performance of the small-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.50%, net of fees, while the total return for the Index was 1.50%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	26.55%
Industrial	21.59
Consumer Cyclical	16.48
Consumer Non-Cyclical	13.49
Technology	5.19
Communications	4.33
Energy	4.29
Basic Materials	4.10
Utilities	4.10
Short-Term and Other Assets, Less Liabilities	(0.12)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Cabela’s Inc.	1.00%
LaSalle Hotel Properties	0.92
Actuant Corp. Class A	0.83
Susquehanna Bancshares Inc.	0.78
EMCOR Group Inc.	0.76
DiamondRock Hospitality Co.	0.75
Bristow Group Inc.	0.72
Mueller Industries Inc.	0.69
EnerSys Inc.	0.68
GEO Group Inc. (The)	0.68

TOTAL	7.81%

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P 100
Actual	$1,000.00	$1,047.30	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P 500 Growth
Actual	1,000.00	1,041.20	0.18	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,024.10	0.18	0.91
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91
S&P MidCap 400 Growth
Actual	1,000.00	999.90	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P MidCap 400 Value
Actual	$1,000.00	$1,004.00	0.25%	$1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P SmallCap 600 Growth
Actual	1,000.00	1,017.30	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P SmallCap 600 Value
Actual	1,000.00	1,015.00	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.14%
Boeing Co. (The)	404,044	$28,129,544
General Dynamics Corp.	198,024	13,093,347
Lockheed Martin Corp.	160,792	15,014,757
Raytheon Co.	198,264	11,332,770
United Technologies Corp.	500,918	39,216,870

		106,787,288
AGRICULTURE — 2.62%
Altria Group Inc.	1,213,904	40,532,255
Philip Morris International Inc.	1,006,630	90,536,302

		131,068,557
APPAREL — 0.42%
Nike Inc. Class B	219,534	20,835,972

		20,835,972
AUTO MANUFACTURERS — 0.45%
Ford Motor Co.	2,277,560	22,456,742

		22,456,742
BANKS — 8.53%
Bank of America Corp.	6,435,408	56,824,653
Bank of New York Mellon Corp. (The)	705,437	15,956,985
Capital One Financial Corp.	346,955	19,779,904
Citigroup Inc.	1,750,971	57,291,771
Goldman Sachs Group Inc. (The)	269,113	30,592,766
J.P. Morgan Chase & Co.	2,268,452	91,826,937
Morgan Stanley	825,770	13,823,390
U.S. Bancorp	1,131,811	38,821,117
Wells Fargo & Co.	2,933,515	101,294,273

		426,211,796
BEVERAGES — 3.07%
Coca-Cola Co. (The)	2,311,958	87,692,567
PepsiCo Inc.	929,324	65,768,259

		153,460,826
BIOTECHNOLOGY — 1.38%
Amgen Inc.	460,260	38,809,123
Gilead Sciences Inc.[a,b]	451,786	29,966,966

		68,776,089
CHEMICALS — 1.55%
Dow Chemical Co. (The)	715,456	20,719,606

Security	Shares	Value

E.I. du Pont de Nemours and Co.	555,580	$27,929,006
Monsanto Co.	318,253	28,967,388

		77,616,000
COMMERCIAL SERVICES — 0.58%
MasterCard Inc. Class A	64,092	28,936,256

		28,936,256
COMPUTERS — 11.93%
Accenture PLC Class A	379,071	26,546,342
Apple Inc.	559,769	373,511,463
Dell Inc.	870,065	8,578,841
EMC Corp.[a,b]	1,253,260	34,176,400
Hewlett-Packard Co.	1,174,089	20,029,958
International Business Machines Corp.	641,462	133,071,292

		595,914,296
COSMETICS & PERSONAL CARE — 2.86%
Colgate-Palmolive Co.	266,157	28,537,354
Procter & Gamble Co. (The)	1,644,714	114,077,363

		142,614,717
DIVERSIFIED FINANCIAL SERVICES — 1.51%
American Express Co.	588,960	33,488,266
Visa Inc. Class A	312,114	41,910,668

		75,398,934
ELECTRIC — 1.10%
American Electric Power Co. Inc.	289,568	12,723,618
Exelon Corp.	509,668	18,133,987
Southern Co. (The)	522,384	24,076,679

		54,934,284
ELECTRICAL COMPONENTS & EQUIPMENT — 0.42%
Emerson Electric Co.	434,324	20,964,819

		20,964,819
ELECTRONICS — 0.56%
Honeywell International Inc.	466,118	27,850,550

		27,850,550
FOOD — 1.09%
H.J. Heinz Co.	191,226	10,699,095
Kraft Foods Inc. Class A	1,059,734	43,820,001

		54,519,096
HEALTH CARE — PRODUCTS — 0.92%
Baxter International Inc.	326,777	19,691,582

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2012

Security	Shares	Value

Medtronic Inc.	609,175	$26,267,626

		45,959,208
HEALTH CARE — SERVICES — 0.68%
UnitedHealth Group Inc.	616,680	34,170,239

		34,170,239
INSURANCE — 2.60%
Allstate Corp. (The)	289,571	11,469,907
Berkshire Hathaway Inc. Class Ba	1,095,077	96,585,792
MetLife Inc.	634,348	21,859,632

		129,915,331
INTERNET — 4.16%
Amazon.com Inc.[a]	215,961	54,923,202
eBay Inc.[a]	692,576	33,527,604
Google Inc. Class Aa,b	158,182	119,348,319

		207,799,125
MACHINERY — 0.67%
Caterpillar Inc.	390,105	33,564,634

		33,564,634
MANUFACTURING — 3.57%
3M Co.	379,798	35,100,931
General Electric Co.	6,305,203	143,191,160

		178,292,091
MEDIA — 3.38%
Comcast Corp. Class A	1,597,869	57,155,774
News Corp. Class A NVS	1,215,756	29,822,495
Time Warner Inc.	566,656	25,686,516
Walt Disney Co. (The)	1,071,450	56,015,406

		168,680,191
MINING — 0.45%
Freeport-McMoRan Copper & Gold Inc.	566,845	22,435,725

		22,435,725
OIL & GAS — 10.54%
Anadarko Petroleum Corp.	298,388	20,863,289
Apache Corp.	233,613	20,200,516
Chevron Corp.	1,171,690	136,572,186
ConocoPhillips	725,270	41,470,939
Devon Energy Corp.	224,643	13,590,902
Exxon Mobil Corp.	2,756,401	252,072,871
Occidental Petroleum Corp.	483,659	41,623,694

		526,394,397

Security	Shares	Value

OIL & GAS SERVICES — 2.17%
Baker Hughes Inc.	262,483	$11,872,106
Halliburton Co.	554,010	18,664,597
National Oilwell Varco Inc.	254,635	20,398,810
Schlumberger Ltd.	792,429	57,316,389

		108,251,902
PHARMACEUTICALS — 8.68%
Abbott Laboratories	937,125	64,249,290
Bristol-Myers Squibb Co.	1,002,632	33,838,830
Eli Lilly and Co.	609,799	28,910,571
Johnson & Johnson	1,646,364	113,450,943
Merck & Co. Inc.	1,818,692	82,023,009
Pfizer Inc.	4,460,380	110,840,443

		433,313,086
PIPELINES — 0.26%
Williams Companies Inc. (The)	374,094	13,082,067

		13,082,067
REAL ESTATE INVESTMENT TRUSTS — 0.55%
Simon Property Group Inc.[b]	181,135	27,498,104

		27,498,104
RETAIL — 6.67%
Costco Wholesale Corp.	258,172	25,849,471
CVS Caremark Corp.	759,716	36,785,449
Home Depot Inc. (The)	900,165	54,342,961
Lowe’s Companies Inc.	681,095	20,596,313
McDonald’s Corp.	602,184	55,250,382
Starbucks Corp.	453,833	23,032,025
Target Corp.	391,068	24,821,086
Wal-Mart Stores Inc.	1,003,637	74,068,410
Walgreen Co.	511,818	18,650,648

		333,396,745
SEMICONDUCTORS — 3.00%
Intel Corp.	2,987,533	67,757,248
QUALCOMM Inc.	1,017,154	63,561,954
Texas Instruments Inc.	679,411	18,717,773

		150,036,975
SOFTWARE — 4.12%
Microsoft Corp.	4,505,522	134,174,445
Oracle Corp.	2,274,160	71,613,299

		205,787,744

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2012

Security	Shares	Value

TELECOMMUNICATIONS — 5.36%
AT&T Inc.	3,444,950	$129,874,615
Cisco Systems Inc.	3,158,965	60,304,642
Verizon Communications Inc.	1,701,205	77,523,912

		267,703,169
TRANSPORTATION — 1.83%
FedEx Corp.	174,381	14,756,120
Norfolk Southern Corp.	190,801	12,140,668
Union Pacific Corp.	282,810	33,569,547
United Parcel Service Inc. Class B	429,251	30,721,494

		91,187,829

TOTAL COMMON STOCKS
(Cost: $4,982,239,695)		4,985,814,784

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	74,273,502	74,273,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	5,230,333	5,230,333
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	29,436,671	29,436,671

		108,940,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,940,506)		108,940,506

TOTAL INVESTMENTS IN SECURITIES — 102.00%
(Cost: $5,091,180,201)		5,094,755,290
Other Assets, Less Liabilities — (2.00)%		(99,714,888)

NET ASSETS — 100.00%		$4,995,040,402

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,250,425	0.11%

		8,250,425	0.11
AEROSPACE & DEFENSE
United Technologies Corp.	628,478	49,203,543	0.67
Other securities[a]		87,952,723	1.20

		137,156,266	1.87
AGRICULTURE
Philip Morris International Inc.	1,754,202	157,772,928	2.15
Other securities[a]		42,206,604	0.58

		199,979,532	2.73
APPAREL
Nike Inc. Class B	382,631	36,315,508	0.50
Other securities[a]		40,797,908	0.55

		77,113,416	1.05
AUTO PARTS & EQUIPMENT
Other securities[a]		6,363,234	0.09

		6,363,234	0.09
BEVERAGES
Coca-Cola Co. (The)	4,029,027	152,820,994	2.08
PepsiCo Inc.	1,619,376	114,603,240	1.56
Other securities[a]		24,029,084	0.34

		291,453,318	3.98
BIOTECHNOLOGY
Amgen Inc.	802,080	67,631,386	0.92
Biogen Idec Inc.[b]	245,948	36,702,820	0.50
Celgene Corp.[b]	449,023	34,305,357	0.47
Gilead Sciences Inc.[b]	787,373	52,226,451	0.71
Other securities[a]		31,871,728	0.44

		222,737,742	3.04
BUILDING MATERIALS
Other securities[a]		1,746,041	0.02

		1,746,041	0.02
CHEMICALS
Monsanto Co.	554,633	50,482,696	0.69
Other securities[a]		192,172,349	2.62

		242,655,045	3.31

Security	Shares	Value	% of Net Assets

COAL
Other securities[a]		$11,335,817	0.15%

		11,335,817	0.15
COMMERCIAL SERVICES
MasterCard Inc. Class A	111,689	50,425,350	0.69
Other securities[a]		57,699,111	0.78

		108,124,461	1.47
COMPUTERS
Accenture PLC Class A	495,460	34,697,064	0.47
Apple Inc.	975,488	650,904,123	8.88
International Business Machines Corp.	1,117,814	231,890,514	3.16
Other securities[a]		94,244,855	1.29

		1,011,736,556	13.80
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	463,758	49,724,133	0.68
Procter & Gamble Co. (The)	2,149,526	149,091,123	2.03
Other securities[a]		15,421,869	0.21

		214,237,125	2.92
DISTRIBUTION & WHOLESALE
Other securities[a]		33,284,577	0.45

		33,284,577	0.45
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	615,897	35,019,904	0.48
BlackRock Inc.[c]	133,208	23,750,986	0.32
Visa Inc. Class A	543,901	73,035,026	1.00
Other securities[a]		44,793,172	0.61

		176,599,088	2.41
ELECTRIC
Other securities[a]		74,466,959	1.02

		74,466,959	1.02
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		25,946,863	0.35

		25,946,863	0.35
ELECTRONICS
Other securities[a]		73,626,415	1.00

		73,626,415	1.00
ENGINEERING & CONSTRUCTION
Other securities[a]		5,782,432	0.08

		5,782,432	0.08

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENVIRONMENTAL CONTROL
Other securities[a]		$8,088,143	0.11%

		8,088,143	0.11
FOOD
Kraft Foods Inc. Class A	997,304	41,238,520	0.56
Other securities[a]		86,940,910	1.19

		128,179,430	1.75
HAND & MACHINE TOOLS
Other securities[a]		9,715,936	0.13

		9,715,936	0.13
HEALTH CARE — PRODUCTS
Baxter International Inc.	569,471	34,316,323	0.47
Other securities[a]		159,240,740	2.17

		193,557,063	2.64
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	1,074,960	59,563,534	0.81
Other securities[a]		53,113,022	0.73

		112,676,556	1.54
HOME BUILDERS
Other securities[a]		2,137,806	0.03

		2,137,806	0.03
HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	410,863	35,243,828	0.48
Other securities[a]		6,780,337	0.09

		42,024,165	0.57
INSURANCE
Other securities[a]		61,368,634	0.84

		61,368,634	0.84
INTERNET
Amazon.com Inc.[b]	376,344	95,711,806	1.31
eBay Inc.[b]	784,609	37,982,922	0.52
Google Inc. Class Ab	275,658	207,983,961	2.84
Other securities[a]		58,858,607	0.79

		400,537,296	5.46
IRON & STEEL
Other securities[a]		5,817,183	0.08

		5,817,183	0.08
LEISURE TIME
Other securities[a]		4,125,525	0.06

		4,125,525	0.06

Security	Shares	Value	% of Net Assets

LODGING
Other securities[a]		$20,531,995	0.28%

		20,531,995	0.28
MACHINERY
Caterpillar Inc.	441,853	38,017,032	0.52
Other securities[a]		79,104,162	1.08

		117,121,194	1.60
MANUFACTURING
3M Co.	509,687	47,105,273	0.64
Other securities[a]		73,520,590	1.01

		120,625,863	1.65
MEDIA
DIRECTV[b,d]	653,466	34,280,826	0.47
Other securities[a]		77,097,852	1.05

		111,378,678	1.52
METAL FABRICATE & HARDWARE
Other securities[a]		15,804,942	0.22

		15,804,942	0.22
MINING
Other securities[a]		28,921,044	0.39

		28,921,044	0.39
MISCELLANEOUS — MANUFACTURING
Other securities[a]		3,956,260	0.05

		3,956,260	0.05
OIL & GAS
Chevron Corp.	1,102,602	128,519,289	1.75
Exxon Mobil Corp.	3,074,202	281,135,773	3.83
Occidental Petroleum Corp.	606,851	52,225,597	0.71
Other securities[a]		153,650,225	2.10

		615,530,884	8.39
OIL & GAS SERVICES
Schlumberger Ltd.	1,380,798	99,873,119	1.36
Other securities[a]		82,036,056	1.12

		181,909,175	2.48
PACKAGING & CONTAINERS
Other securities[a]		3,784,249	0.05

		3,784,249	0.05
PHARMACEUTICALS
Abbott Laboratories	1,632,984	111,957,383	1.53

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Bristol-Myers Squibb Co.	1,065,892	$35,973,855	0.49%
Eli Lilly and Co.	743,930	35,269,721	0.48
Express Scripts Holding Co.[b]	843,903	52,887,401	0.72
Johnson & Johnson	2,868,914	197,696,864	2.70
Merck & Co. Inc.	2,060,125	92,911,637	1.27
Other securities[a]		82,018,728	1.11

		608,715,589	8.30
PIPELINES
Other securities[a]		35,041,193	0.48

		35,041,193	0.48
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		162,913,444	2.22

		162,913,444	2.22
RETAIL
Home Depot Inc. (The)	721,827	43,576,696	0.59
McDonald’s Corp.	1,049,199	96,264,008	1.31
Starbucks Corp.	790,849	40,135,587	0.55
TJX Companies Inc. (The)	766,377	34,326,026	0.47
Wal-Mart Stores Inc.	1,101,948	81,323,763	1.11
Other securities[a]		207,982,553	2.84

		503,608,633	6.87
SEMICONDUCTORS
Intel Corp.	2,655,052	60,216,579	0.82
QUALCOMM Inc.	1,772,644	110,772,524	1.51
Other securities[a]		98,702,664	1.35

		269,691,767	3.68
SOFTWARE
Microsoft Corp.	4,475,471	133,279,526	1.82
Oracle Corp.	3,963,238	124,802,365	1.70
Other securities[a]		114,795,949	1.57

		372,877,840	5.09
TELECOMMUNICATIONS
Verizon Communications Inc.	1,600,866	72,951,464	0.99
Other securities[a]		25,716,009	0.36

		98,667,473	1.35
TOYS, GAMES & HOBBIES
Other securities[a]		8,359,875	0.11

		8,359,875	0.11
TRANSPORTATION
Union Pacific Corp.	492,710	58,484,677	0.80

Security	Shares	Value	% of Net Assets

United Parcel Service Inc. Class B	747,884	$53,526,058	0.73%
Other securities[a]		42,173,583	0.57

		154,184,318	2.10

TOTAL COMMON STOCKS
(Cost: $5,728,248,425)		7,324,447,465	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	209,107,612	209,107,612	2.85
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,e,f]	14,725,338	14,725,338	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,e]	40,223,323	40,223,323	0.55

		264,056,273	3.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,056,273)		264,056,273	3.60

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,992,304,698)		7,588,503,738	103.49

SHORT POSITIONS[g]

COMMON STOCKS
DeVry Inc.[b]	(32)	(728)	0.00

TOTAL SHORT POSITIONS
(Proceeds: $728)		(728)	0.00
Other Assets, Less Liabilities		(255,659,431)	(3.49)

NET ASSETS		$7,332,843,579	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,134,578	0.18%

		8,134,578	0.18
AEROSPACE & DEFENSE
Other securities[a]		59,731,200	1.33

		59,731,200	1.33
AGRICULTURE
Altria Group Inc.	1,043,021	34,826,471	0.78
Other securities[a]		22,340,722	0.49

		57,167,193	1.27
AIRLINES
Other securities[a]		4,997,856	0.11

		4,997,856	0.11
AUTO MANUFACTURERS
Ford Motor Co.	2,921,837	28,809,313	0.64
Other securities[a]		10,849,296	0.24

		39,658,609	0.88
AUTO PARTS & EQUIPMENT
Other securities[a]		18,017,855	0.40

		18,017,855	0.40
BANKS
Bank of America Corp.	8,253,759	72,880,692	1.62
Bank of New York Mellon Corp. (The)	904,783	20,466,191	0.46
BB&T Corp.	535,523	17,757,943	0.40
Capital One Financial Corp.	445,016	25,370,362	0.57
Citigroup Inc.	2,245,539	73,474,036	1.64
Goldman Sachs Group Inc. (The)	345,183	39,240,403	0.87
J.P. Morgan Chase & Co.	2,909,326	117,769,517	2.62
Morgan Stanley	1,059,463	17,735,411	0.40
PNC Financial Services Group Inc. (The)[b]	405,471	25,585,220	0.57
U.S. Bancorp	1,451,381	49,782,368	1.11
Wells Fargo & Co.	3,762,096	129,905,175	2.90
Other securities[a]		82,549,966	1.83

		672,517,284	14.99

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$26,089,061	0.58%

		26,089,061	0.58
BUILDING MATERIALS
Other securities[a]		2,837,151	0.06

		2,837,151	0.06
CHEMICALS
Dow Chemical Co. (The)	917,837	26,580,559	0.59
Other securities[a]		31,218,213	0.70

		57,798,772	1.29
COAL
Other securities[a]		2,551,404	0.06

		2,551,404	0.06
COMMERCIAL SERVICES
Other securities[a]		31,928,272	0.71

		31,928,272	0.71
COMPUTERS
EMC Corp.[c,d]	723,554	19,731,318	0.44
Hewlett-Packard Co.	1,506,004	25,692,428	0.57
Other securities[a]		36,011,336	0.80

		81,435,082	1.81
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	527,195	36,566,245	0.81
Other securities[a]		5,278,940	0.12

		41,845,185	0.93
DISTRIBUTION & WHOLESALE
Other securities[a]		4,735,007	0.11

		4,735,007	0.11
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		92,580,920	2.06

		92,580,920	2.06
ELECTRIC
Duke Energy Corp.	539,096	34,933,421	0.78
Exelon Corp.	653,572	23,254,092	0.52
Other securities[a]		198,431,766	4.42

		256,619,279	5.72
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		10,576,646	0.24

		10,576,646	0.24

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRONICS
Tyco International Ltd.	352,275	$19,818,992	0.44%
Other securities[a]		39,805,933	0.89

		59,624,925	1.33
ENGINEERING & CONSTRUCTION
Other securities[a]		6,951,714	0.15

		6,951,714	0.15
ENTERTAINMENT
Other securities[a]		2,671,761	0.06

		2,671,761	0.06
ENVIRONMENTAL CONTROL
Other securities[a]		17,016,881	0.38

		17,016,881	0.38
FOOD
Kraft Foods Inc. Class A	625,185	25,851,400	0.58
Other securities[a]		62,884,623	1.40

		88,736,023	1.98
FOREST PRODUCTS & PAPER
Other securities[a]		16,238,258	0.36

		16,238,258	0.36
GAS
Other securities[a]		27,325,929	0.61

		27,325,929	0.61
HAND & MACHINE TOOLS
Other securities[a]		5,903,491	0.13

		5,903,491	0.13
HEALTH CARE — PRODUCTS
Other securities[a]		33,134,030	0.74

		33,134,030	0.74
HEALTH CARE — SERVICES
Other securities[a]		32,083,428	0.72

		32,083,428	0.72
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		3,451,380	0.08

		3,451,380	0.08
HOME BUILDERS
Other securities[a]		11,170,491	0.25

		11,170,491	0.25

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$7,291,877	0.16%

		7,291,877	0.16
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		4,619,027	0.10

		4,619,027	0.10
HOUSEWARES
Other securities[a]		4,224,693	0.09

		4,224,693	0.09
INSURANCE
ACE Ltd.	259,666	19,630,750	0.44
American International Group Inc.[c]	892,963	29,280,257	0.65
Berkshire Hathaway Inc. Class Bc,d	1,404,330	123,861,906	2.76
MetLife Inc.	813,703	28,040,205	0.62
Prudential Financial Inc.	356,989	19,459,470	0.43
Other securities[a]		107,668,854	2.41

		327,941,442	7.31
INTERNET
Other securities[a]		39,165,913	0.87

		39,165,913	0.87
IRON & STEEL
Other securities[a]		14,028,146	0.31

		14,028,146	0.31
LEISURE TIME
Other securities[a]		16,853,111	0.38

		16,853,111	0.38
LODGING
Other securities[a]		13,914,116	0.31

		13,914,116	0.31
MACHINERY
Other securities[a]		22,951,393	0.51

		22,951,393	0.51
MANUFACTURING
General Electric Co.	8,086,561	183,645,800	4.09
Other securities[a]		63,699,302	1.42

		247,345,102	5.51

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	2,049,370	$73,305,965	1.63%
News Corp. Class A NVS	1,559,414	38,252,425	0.85
Time Warner Inc.	726,723	32,942,354	0.73
Walt Disney Co. (The)	1,374,167	71,841,451	1.60
Other securities[a]		35,638,388	0.81

		251,980,583	5.62
METAL FABRICATE & HARDWARE
Other securities[a]		6,553,201	0.15

		6,553,201	0.15
MINING
Freeport-McMoRan Copper & Gold Inc.	727,108	28,778,935	0.64
Other securities[a]		12,665,951	0.28

		41,444,886	0.92
MISCELLANEOUS — MANUFACTURING
Other securities[a]		450,200	0.01

		450,200	0.01
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		9,471,713	0.21

		9,471,713	0.21
OIL & GAS
Chevron Corp.	691,084	80,552,751	1.80
ConocoPhillips	930,087	53,182,375	1.19
Devon Energy Corp.	288,248	17,439,004	0.39
Exxon Mobil Corp.	1,272,435	116,364,181	2.59
Phillips 66	480,162	22,265,112	0.50
Other securities[a]		156,449,269	3.48

		446,252,692	9.95
OIL & GAS SERVICES
Other securities[a]		24,004,672	0.53

		24,004,672	0.53
PACKAGING & CONTAINERS
Other securities[a]		9,102,479	0.20

		9,102,479	0.20
PHARMACEUTICALS
Merck & Co. Inc.	816,260	36,813,326	0.82
Pfizer Inc.	5,720,144	142,145,578	3.17
Other securities[a]		70,371,512	1.57

		249,330,416	5.56

Security	Shares	Value	% of Net Assets

PIPELINES
Other securities[a]		$28,746,018	0.64%

		28,746,018	0.64
REAL ESTATE
Other securities[a]		4,262,762	0.10

		4,262,762	0.10
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		85,589,292	1.91

		85,589,292	1.91
RETAIL
CVS Caremark Corp.	974,434	47,182,094	1.05
Home Depot Inc. (The)	623,500	37,640,695	0.84
Lowe’s Companies Inc.	873,775	26,422,956	0.59
Wal-Mart Stores Inc.	476,138	35,138,984	0.78
Walgreen Co.	656,595	23,926,322	0.53
Other securities[a]		78,515,885	1.76

		248,826,936	5.55
SAVINGS & LOANS
Other securities[a]		6,157,513	0.14

		6,157,513	0.14
SEMICONDUCTORS
Intel Corp.	1,877,202	42,574,941	0.95
Other securities[a]		39,118,991	0.87

		81,693,932	1.82
SOFTWARE
Microsoft Corp.	2,484,646	73,992,758	1.65
Other securities[a]		25,070,296	0.56

		99,063,054	2.21
TELECOMMUNICATIONS
AT&T Inc.	4,417,983	166,557,959	3.71
CenturyLink Inc.	476,982	19,270,073	0.43
Cisco Systems Inc.	4,051,655	77,346,094	1.72
Verizon Communications Inc.	1,003,680	45,737,698	1.02
Other securities[a]		58,883,596	1.32

		367,795,420	8.20
TEXTILES
Other securities[a]		3,403,501	0.08

		3,403,501	0.08

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$6,471,445	0.14%

		6,471,445	0.14
TRANSPORTATION
FedEx Corp.	223,795	18,937,533	0.42
Other securities[a]		15,720,954	0.35

		34,658,487	0.77

TOTAL COMMON STOCKS
(Cost: $4,204,346,872)		4,477,123,687	99.78

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,e,f]	91,041,455	91,041,455	2.03
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,e,f]	6,411,130	6,411,130	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,e]	30,808,447	30,808,447	0.69

		128,261,032	2.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,261,032)		128,261,032	2.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,332,607,904)		4,605,384,719	102.64

SHORT POSITIONS[g]

COMMON STOCKS
ADT Corp. (The)[c]	(42,269)	(1,521,544)	(0.04)

TOTAL SHORT POSITIONS
(Proceeds: $1,521,544)		(1,521,544)	(0.04)
Other Assets, Less Liabilities		(116,839,077)	(2.60)

NET ASSETS		$4,487,024,098	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,865,904	0.16%

		4,865,904	0.16
AEROSPACE & DEFENSE
Other securities[a]		39,025,935	1.26

		39,025,935	1.26
AIRLINES
Other securities[a]		12,782,946	0.41

		12,782,946	0.41
APPAREL
Under Armour Inc. Class Ab	399,374	22,297,050	0.72
Other securities[a]		32,120,745	1.04

		54,417,795	1.76
BANKS
Other securities[a]		54,952,755	1.78

		54,952,755	1.78
BEVERAGES
Other securities[a]		15,872,054	0.51

		15,872,054	0.51
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b]	387,301	59,125,371	1.91
Vertex Pharmaceuticals Inc.[b]	591,303	33,083,403	1.07
Other securities[a]		29,638,327	0.96

		121,847,101	3.94
BUILDING MATERIALS
Other securities[a]		17,881,287	0.58

		17,881,287	0.58
CHEMICALS
Albemarle Corp.	462,439	24,361,287	0.79
Other securities[a]		39,694,013	1.28

		64,055,300	2.07
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	257,989	36,621,538	1.18
Gartner Inc.[b]	482,676	22,246,537	0.72
Other securities[a]		117,745,997	3.81

		176,614,072	5.71

Security	Shares	Value	% of Net Assets

COMPUTERS
MICROS Systems Inc.[b]	414,345	$20,352,627	0.66%
Other securities[a]		54,710,787	1.77

		75,063,414	2.43
DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	1,533,987	28,378,760	0.92
Other securities[a]		11,640,586	0.38

		40,019,346	1.30
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		46,779,828	1.51

		46,779,828	1.51
ELECTRIC
OGE Energy Corp.	341,379	18,932,879	0.61
Other securities[a]		43,929,997	1.42

		62,862,876	2.03
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	1,253,930	44,451,819	1.44
Other securities[a]		38,203,921	1.23

		82,655,740	2.67
ELECTRONICS
Mettler-Toledo International Inc.[b,c]	160,321	27,373,208	0.89
Trimble Navigation Ltd.[b]	649,723	30,965,798	1.00
Other securities[a]		30,867,408	1.00

		89,206,414	2.89
ENTERTAINMENT
Other securities[a]		14,218,292	0.46

		14,218,292	0.46
ENVIRONMENTAL CONTROL
Other securities[a]		28,158,087	0.91

		28,158,087	0.91
FOOD
Ingredion Inc.	393,581	21,709,928	0.70
Other securities[a]		32,616,092	1.06

		54,326,020	1.76
FOREST PRODUCTS & PAPER
Other securities[a]		7,569,547	0.25

		7,569,547	0.25

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

GAS
Other securities[a]		$10,868,058	0.35%

		10,868,058	0.35
HAND & MACHINE TOOLS
Other securities[a]		17,287,221	0.56

		17,287,221	0.56
HEALTH CARE — PRODUCTS
Cooper Companies Inc. (The)	247,446	23,373,749	0.76
Henry Schein Inc.[b]	457,641	36,277,202	1.17
IDEXX Laboratories Inc.[b,c]	284,447	28,259,809	0.91
ResMed Inc.[c]	733,936	29,702,390	0.96
Other securities[a]		64,150,612	2.08

		181,763,762	5.88
HEALTH CARE — SERVICES
AMERIGROUP Corp.[b,c]	252,051	23,045,023	0.75
MEDNAX Inc.[b,c]	256,784	19,117,569	0.62
Other securities[a]		26,643,414	0.86

		68,806,006	2.23
HOME FURNISHINGS
Other securities[a]		9,224,981	0.30

		9,224,981	0.30
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	719,802	38,862,110	1.26
Other securities[a]		31,526,325	1.02

		70,388,435	2.28
INSURANCE
Other securities[a]		30,951,906	1.00

		30,951,906	1.00
INTERNET
Equinix Inc.[b,c]	249,115	51,330,146	1.66
Rackspace Hosting Inc.[b,c]	560,841	37,065,981	1.20
TIBCO Software Inc.[b]	795,486	24,047,542	0.78
Other securities[a]		2,266,192	0.07

		114,709,861	3.71
IRON & STEEL
Other securities[a]		7,665,299	0.25

		7,665,299	0.25
LEISURE TIME
Polaris Industries Inc.	329,121	26,616,015	0.86

Security	Shares	Value	% of Net Assets

Other securities[a]		$9,479,661	0.31%

		36,095,676	1.17
MACHINERY
Wabtec Corp.	247,784	19,894,577	0.64
Other securities[a]		58,897,171	1.91

		78,791,748	2.55
MANUFACTURING
Donaldson Co. Inc.	707,818	24,568,363	0.79
Other securities[a]		50,334,508	1.63

		74,902,871	2.42
MEDIA
FactSet Research Systems Inc.	211,314	20,374,896	0.66
Other securities[a]		13,054,190	0.42

		33,429,086	1.08
METAL FABRICATE & HARDWARE
Other securities[a]		15,940,693	0.52

		15,940,693	0.52
MINING
Royal Gold Inc.	304,314	30,388,796	0.98
Other securities[a]		12,791,588	0.42

		43,180,384	1.40
OIL & GAS
Cimarex Energy Co.	444,383	26,018,625	0.84
Other securities[a]		74,470,019	2.41

		100,488,644	3.25
OIL & GAS SERVICES
Dresser-Rand Group Inc.[b]	390,867	21,540,680	0.70
Oceaneering International Inc.	557,930	30,825,633	1.00
Oil States International Inc.[b]	282,833	22,473,910	0.73
Other securities[a]		28,487,809	0.91

		103,328,032	3.34
PACKAGING & CONTAINERS
Rock-Tenn Co. Class A	365,691	26,395,576	0.85
Other securities[a]		14,781,418	0.48

		41,176,994	1.33
PHARMACEUTICALS
Endo Health Solutions Inc.[b]	603,756	19,151,140	0.62
Other securities[a]		13,392,065	0.43

		32,543,205	1.05

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$2,702,556	0.09%

		2,702,556	0.09
REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.[c]	188,200	27,898,768	0.90
Federal Realty Investment Trust	331,435	34,900,106	1.13
Macerich Co. (The)	343,807	19,676,075	0.64
Rayonier Inc.[c]	437,614	21,447,462	0.69
SL Green Realty Corp.	242,639	19,428,105	0.63
Taubman Centers Inc.	295,651	22,685,301	0.73
Other securities[a]		157,255,034	5.09

		303,290,851	9.81
RETAIL
Advance Auto Parts Inc.	378,977	25,937,186	0.84
Panera Bread Co. Class Ab	145,486	24,862,102	0.80
PetSmart Inc.	559,346	38,583,687	1.25
PVH Corp.	364,700	34,179,684	1.11
Tractor Supply Co.	366,448	36,238,043	1.17
Other securities[a]		99,995,823	3.24

		259,796,525	8.41
SEMICONDUCTORS
Other securities[a]		61,584,906	1.99

		61,584,906	1.99
SOFTWARE
ANSYS Inc.[b]	477,286	35,032,793	1.13
Informatica Corp.[b,c]	560,606	19,514,695	0.63
MSCI Inc. Class Ab,c	629,253	22,520,965	0.73
Other securities[a]		113,411,053	3.67

		190,479,506	6.16
TELECOMMUNICATIONS
Other securities[a]		53,178,324	1.72

		53,178,324	1.72
TRANSPORTATION
J.B. Hunt Transport Services Inc.	467,673	24,337,703	0.79
Kansas City Southern Industries Inc.	369,560	28,005,257	0.91
Other securities[a]		20,142,383	0.65

		72,485,343	2.35

Security	Shares	Value	% of Net Assets

TRUCKING & LEASING
Other securities[a]		$4,918,414	0.16%

		4,918,414	0.16
WATER
Other securities[a]		9,679,476	0.31

		9,679,476	0.31

TOTAL COMMON STOCKS
(Cost: $2,782,942,889)		3,092,833,476	100.06

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	302,186,544	302,186,544	9.77
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	21,279,947	21,279,947	0.69
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	8,957,216	8,957,216	0.29

		332,423,707	10.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,423,707)		332,423,707	10.75

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,115,366,596)		3,425,257,183	110.81
Other Assets, Less Liabilities		(334,243,706)	(10.81)

NET ASSETS		$3,091,013,477	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,256,341	0.20%

		4,256,341	0.20
AEROSPACE & DEFENSE
Other securities[a]		20,335,660	0.94

		20,335,660	0.94
AGRICULTURE
Other securities[a]		4,598,127	0.21

		4,598,127	0.21
AIRLINES
Other securities[a]		4,196,121	0.19

		4,196,121	0.19
APPAREL
Hanesbrands Inc.[b,c]	377,500	12,034,700	0.55

		12,034,700	0.55
AUTO MANUFACTURERS
Other securities[a]		9,727,227	0.45

		9,727,227	0.45
BANKS
East West Bancorp Inc.	548,987	11,594,606	0.53
Other securities[a]		117,504,109	5.41

		129,098,715	5.94
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	392,227	21,945,101	1.01
Other securities[a]		4,017,578	0.18

		25,962,679	1.19
BUILDING MATERIALS
Other securities[a]		33,494,510	1.54

		33,494,510	1.54
CHEMICALS
Ashland Inc.	282,466	20,224,566	0.93
Cytec Industries Inc.	178,149	11,672,322	0.54
RPM International Inc.	510,101	14,558,282	0.67
Other securities[a]		30,408,536	1.40

		76,863,706	3.54
COAL
Other securities[a]		5,191,461	0.24

		5,191,461	0.24

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES
Corrections Corp. of America	386,942	$12,943,210	0.60%
Manpower Inc.	306,986	11,297,085	0.52
Other securities[a]		94,003,306	4.32

		118,243,601	5.44
COMPUTERS
NCR Corp.[b]	615,312	14,342,923	0.66
Other securities[a]		44,957,280	2.07

		59,300,203	2.73
DISTRIBUTION & WHOLESALE
Arrow Electronics Inc.[b]	420,788	14,184,763	0.65
Other securities[a]		16,188,717	0.75

		30,373,480	1.40
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	99,299	12,213,777	0.56
Raymond James Financial Inc.	432,346	15,845,481	0.73
Other securities[a]		29,974,921	1.38

		58,034,179	2.67
ELECTRIC
Great Plains Energy Inc.	592,212	13,182,639	0.61
MDU Resources Group Inc.	730,267	16,095,085	0.74
NV Energy Inc.	912,681	16,437,385	0.76
Westar Energy Inc.	488,517	14,489,414	0.67
Other securities[a]		50,900,519	2.33

		111,105,042	5.11
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		22,716,990	1.05

		22,716,990	1.05
ELECTRONICS
Avnet Inc.[b]	546,607	15,900,798	0.73
Other securities[a]		21,809,855	1.01

		37,710,653	1.74
ENGINEERING & CONSTRUCTION
KBR Inc.	569,737	16,989,557	0.78
Other securities[a]		34,844,872	1.61

		51,834,429	2.39
ENTERTAINMENT
Other securities[a]		16,107,775	0.74

		16,107,775	0.74

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENVIRONMENTAL CONTROL
Other securities[a]		$6,820,083	0.31%

		6,820,083	0.31
FOOD
Other securities[a]		43,527,817	2.00

		43,527,817	2.00
FOREST PRODUCTS & PAPER
Other securities[a]		5,200,492	0.24

		5,200,492	0.24
GAS
Atmos Energy Corp.	348,759	12,482,085	0.57
UGI Corp.	434,972	13,810,361	0.64
Other securities[a]		22,741,392	1.05

		49,033,838	2.26
HAND & MACHINE TOOLS
Kennametal Inc.	309,843	11,488,979	0.53
Other securities[a]		11,064,620	0.51

		22,553,599	1.04
HEALTH CARE — PRODUCTS
Other securities[a]		20,953,639	0.96

		20,953,639	0.96
HEALTH CARE — SERVICES
Other securities[a]		48,791,366	2.25

		48,791,366	2.25
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		6,169,136	0.28

		6,169,136	0.28
HOME BUILDERS
NVR Inc.[b]	18,711	15,801,439	0.73
Toll Brothers Inc.[b,c]	578,903	19,236,947	0.89
Other securities[a]		16,117,820	0.73

		51,156,206	2.35
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		9,792,625	0.45

		9,792,625	0.45
INSURANCE
Alleghany Corp.[b]	37,980	13,100,821	0.60
American Financial Group Inc.	304,989	11,559,083	0.53
Everest Re Group Ltd.	200,397	21,434,463	0.99

Security	Shares	Value	% of Net Assets

Fidelity National Financial Inc. Class A	815,150	$17,436,059	0.80%
HCC Insurance Holdings Inc.	389,466	13,199,003	0.61
Reinsurance Group of America Inc.	285,070	16,497,001	0.76
W.R. Berkley Corp.	429,582	16,105,029	0.74
Other securities[a]		72,575,485	3.34

		181,906,944	8.37
INTERNET
AOL Inc.[b]	345,280	12,164,214	0.56
Other securities[a]		2,998,383	0.14

		15,162,597	0.70
IRON & STEEL
Reliance Steel & Aluminum Co.	291,151	15,241,755	0.70
Other securities[a]		18,694,520	0.86

		33,936,275	1.56
LEISURE TIME
Other securities[a]		3,437,884	0.16

		3,437,884	0.16
MACHINERY
AGCO Corp.[b]	375,978	17,851,436	0.82
Other securities[a]		22,601,769	1.04

		40,453,205	1.86
MANUFACTURING
Other securities[a]		39,957,059	1.84

		39,957,059	1.84
MEDIA
Other securities[a]		20,907,689	0.96

		20,907,689	0.96
METAL FABRICATE & HARDWARE
Timken Co. (The)	312,453	11,610,753	0.53
Other securities[a]		4,351,061	0.20

		15,961,814	0.73
OFFICE FURNISHINGS
Other securities[a]		8,837,746	0.41

		8,837,746	0.41
OIL & GAS
HollyFrontier Corp.	787,084	32,482,957	1.49

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Plains Exploration & Production Co.[b,c]	324,343	$12,153,132	0.56%
Other securities[a]		29,474,092	1.36

		74,110,181	3.41
OIL & GAS SERVICES
Other securities[a]		12,975,244	0.60

		12,975,244	0.60
PACKAGING & CONTAINERS
Sonoco Products Co.	389,259	12,063,137	0.56
Other securities[a]		16,238,306	0.74

		28,301,443	1.30
PHARMACEUTICALS
Omnicare Inc.	431,409	14,654,964	0.67
Other securities[a]		6,706,049	0.31

		21,361,013	0.98
REAL ESTATE
Jones Lang LaSalle Inc.	170,332	13,004,848	0.60
Other securities[a]		2,809,898	0.13

		15,814,746	0.73
REAL ESTATE INVESTMENT TRUSTS
Duke Realty Corp.	1,043,010	15,332,247	0.71
Hospitality Properties Trust[c]	477,961	11,365,913	0.52
Macerich Co. (The)	257,420	14,732,147	0.68
SL Green Realty Corp.	166,684	13,346,388	0.61
UDR Inc.	464,515	11,529,262	0.53
Weingarten Realty Investors[c]	431,474	12,128,734	0.56
Other securities[a]		120,340,707	5.54

		198,775,398	9.15
RETAIL
American Eagle Outfitters Inc.	691,897	14,585,189	0.67
Chico’s FAS Inc.	642,086	11,628,177	0.54
Foot Locker Inc.	583,995	20,731,823	0.95
Other securities[a]		86,985,945	4.00

		133,931,134	6.16
SAVINGS & LOANS
New York Community Bancorp Inc.	1,698,033	24,044,147	1.11
Other securities[a]		21,034,580	0.96

		45,078,727	2.07

Security	Shares	Value	% of Net Assets

SEMICONDUCTORS
Other securities[a]		$40,541,147	1.87%

		40,541,147	1.87
SHIPBUILDING
Other securities[a]		8,057,327	0.37

		8,057,327	0.37
SOFTWARE
Other securities[a]		31,217,546	1.44

		31,217,546	1.44
TELECOMMUNICATIONS
Other securities[a]		32,880,423	1.51

		32,880,423	1.51
TEXTILES
Mohawk Industries Inc.[b,c]	224,130	17,934,883	0.83

		17,934,883	0.83
TRANSPORTATION
Other securities[a]		44,478,316	2.05

		44,478,316	2.05
TRUCKING & LEASING
Other securities[a]		4,022,718	0.18

		4,022,718	0.18
WATER
Other securities[a]		6,149,096	0.28

		6,149,096	0.28

TOTAL COMMON STOCKS
(Cost: $2,024,517,164)		2,171,374,955	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	192,487,414	192,487,414	8.86
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	13,554,945	13,554,945	0.62

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	11,419,867	$11,419,867	0.53%

		217,462,226	10.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,462,226)		217,462,226	10.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,241,979,390)		2,388,837,181	109.93
Other Assets, Less Liabilities		(215,770,316)	(9.93)

NET ASSETS		$2,173,066,865	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Teledyne Technologies Inc.[a]	237,950	$15,083,650	0.91%
Other securities[b]		20,879,967	1.27

		35,963,617	2.18
AIRLINES
Other securities[b]		6,221,699	0.38

		6,221,699	0.38
APPAREL
Steven Madden Ltd.[a,c]	263,515	11,520,876	0.70
Wolverine World Wide Inc.	315,775	14,010,937	0.85
Other securities[b]		16,454,876	0.99

		41,986,689	2.54
BANKS
Other securities[b]		36,002,868	2.18

		36,002,868	2.18
BEVERAGES
Other securities[b]		12,330,137	0.75

		12,330,137	0.75
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[a,c]	412,582	19,671,910	1.19
Medicines Co. (The)[a]	345,713	8,922,853	0.54
Other securities[b]		11,879,028	0.72

		40,473,791	2.45
BUILDING MATERIALS
Other securities[b]		10,930,271	0.66

		10,930,271	0.66
CHEMICALS
Other securities[b]		31,892,378	1.93

		31,892,378	1.93
COAL
Other securities[b]		1,712,278	0.10

		1,712,278	0.10
COMMERCIAL SERVICES
MAXIMUS Inc.	220,059	13,141,923	0.80
Other securities[b]		67,602,651	4.09

		80,744,574	4.89

Security	Shares	Value	% of Net Assets

COMPUTERS
j2 Global Inc.	277,118	$9,095,013	0.55%
Other securities[b]		46,784,053	2.83

		55,879,066	3.38
COSMETICS & PERSONAL CARE
Other securities[b]		981,978	0.06

		981,978	0.06
DISTRIBUTION & WHOLESALE
Other securities[b]		14,153,152	0.86

		14,153,152	0.86
DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates Inc.[a,c]	109,098	11,393,104	0.69
Other securities[b]		26,466,185	1.60

		37,859,289	2.29
ELECTRIC
Other securities[b]		29,685,849	1.80

		29,685,849	1.80
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[b]		12,374,985	0.75

		12,374,985	0.75
ELECTRONICS
Cymer Inc.[a]	200,674	10,246,414	0.62
FEI Co.[c]	169,790	9,083,765	0.55
OSI Systems Inc.[a,c]	120,684	9,394,043	0.57
Other securities[b]		35,028,357	2.12

		63,752,579	3.86
ENGINEERING & CONSTRUCTION
Other securities[b]		5,882,867	0.36

		5,882,867	0.36
ENTERTAINMENT
Other securities[b]		3,467,592	0.21

		3,467,592	0.21
ENVIRONMENTAL CONTROL
Other securities[b]		15,170,670	0.92

		15,170,670	0.92
FOOD
Hain Celestial Group Inc.[a]	183,041	11,531,583	0.70
TreeHouse Foods Inc.[a]	233,701	12,269,302	0.74

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

United Natural Foods Inc.[a]	186,422	$10,896,366	0.66%
Other securities[b]		21,822,754	1.32

		56,520,005	3.42
FOREST PRODUCTS & PAPER
Other securities[b]		24,307,273	1.47

		24,307,273	1.47
GAS
South Jersey Industries Inc.	199,479	10,558,423	0.64
Other securities[b]		24,693,722	1.50

		35,252,145	2.14
HAND & MACHINE TOOLS
Other securities[b]		7,493,925	0.45

		7,493,925	0.45
HEALTH CARE — PRODUCTS
Haemonetics Corp.[a,c]	165,694	13,288,659	0.80
Other securities[b]		55,808,865	3.38

		69,097,524	4.18
HEALTH CARE — SERVICES
Air Methods Corp.[a,c]	74,944	8,946,065	0.54
Magellan Health Services Inc.[a]	176,812	9,125,267	0.55
Other securities[b]		23,166,748	1.41

		41,238,080	2.50
HOME BUILDERS
Other securities[b]		4,163,730	0.25

		4,163,730	0.25
HOME FURNISHINGS
Other securities[b]		7,643,185	0.46

		7,643,185	0.46
HOUSEHOLD PRODUCTS & WARES
Other securities[b]		10,064,943	0.61

		10,064,943	0.61
HOUSEWARES
Toro Co. (The)	379,608	15,100,806	0.91

		15,100,806	0.91
INSURANCE
ProAssurance Corp.	198,173	17,922,766	1.09
Other securities[b]		15,326,894	0.92

		33,249,660	2.01

Security	Shares	Value	% of Net Assets

INTERNET
Sourcefire Inc.[a,c]	193,512	$9,487,893	0.57%
Other securities[b]		40,483,006	2.46

		49,970,899	3.03
LEISURE TIME
Other securities[b]		6,341,260	0.38

		6,341,260	0.38
MACHINERY
Cognex Corp.	257,702	8,911,335	0.54
Robbins & Myers Inc.	198,110	11,807,356	0.71
Other securities[b]		20,797,627	1.26

		41,516,318	2.51
MANUFACTURING
Other securities[b]		28,868,659	1.75

		28,868,659	1.75
MEDIA
Other securities[b]		996,629	0.06

		996,629	0.06
METAL FABRICATE & HARDWARE
Other securities[b]		6,201,111	0.38

		6,201,111	0.38
MINING
Other securities[b]		7,453,093	0.45

		7,453,093	0.45
OIL & GAS
Other securities[b]		19,607,622	1.19

		19,607,622	1.19
OIL & GAS SERVICES
Lufkin Industries Inc.	217,247	11,692,234	0.71
SEACOR Holdings Inc.[a]	128,668	10,725,764	0.65
Other securities[b]		12,663,819	0.76

		35,081,817	2.12
PHARMACEUTICALS
Align Technology Inc.[a,c]	309,991	11,460,367	0.69
Par Pharmaceutical Companies Inc.[a]	175,207	8,756,846	0.53
Salix Pharmaceuticals Ltd.[a]	322,694	13,662,864	0.83
ViroPharma Inc.[a]	444,029	13,418,556	0.81
Other securities[b]		21,363,570	1.30

		68,662,203	4.16

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[b]		$7,032,903	0.43%

		7,032,903	0.43
REAL ESTATE INVESTMENT TRUSTS
EastGroup Properties Inc.[c]	188,575	10,032,190	0.61
Extra Space Storage Inc.	306,731	10,198,806	0.62
Kilroy Realty Corp.	243,683	10,912,125	0.66
Mid-America Apartment Communities Inc.[c]	265,652	17,349,732	1.05
Post Properties Inc.[c]	196,141	9,406,922	0.57
Tanger Factory Outlet Centers Inc.[c]	357,983	11,573,590	0.70
Other securities[b]		40,999,195	2.48

		110,472,560	6.69
RETAIL
Buffalo Wild Wings Inc.[a,c]	120,122	10,299,260	0.62
Casey’s General Stores Inc.	247,553	14,145,178	0.86
Children’s Place Retail Stores Inc. (The)[a,c]	155,686	9,341,160	0.57
Coinstar Inc.[a,c]	202,352	9,101,793	0.55
Genesco Inc.[a,c]	156,993	10,476,143	0.63
Hibbett Sports Inc.[a,c]	168,980	10,045,861	0.61
Jos. A. Bank Clothiers Inc.[a,c]	180,475	8,749,428	0.53
Vitamin Shoppe Inc.[a,c]	192,079	11,202,047	0.68
Other securities[b]		89,370,464	5.41

		172,731,334	10.46
SAVINGS & LOANS
Other securities[b]		5,801,384	0.35

		5,801,384	0.35
SEMICONDUCTORS
Cirrus Logic Inc.[a,c]	417,425	16,024,946	0.97
Hittite Microwave Corp.[a]	175,202	9,718,455	0.59
Other securities[b]		77,123,352	4.67

		102,866,753	6.23
SOFTWARE
CommVault Systems Inc.[a]	270,171	15,859,038	0.96
JDA Software Group Inc.[a]	276,672	8,792,636	0.53
Other securities[b]		66,719,949	4.04

		91,371,623	5.53

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
NETGEAR Inc.[a,c]	245,911	$9,379,045	0.57%
ViaSat Inc.a.c	255,978	9,568,458	0.58
Other securities[b]		9,291,299	0.56

		28,238,802	1.71
TEXTILES
Other securities[b]		4,712,368	0.29

		4,712,368	0.29
TRANSPORTATION
Old Dominion Freight Line Inc.[a]	328,712	9,913,954	0.60
Other securities[b]		13,769,881	0.83

		23,683,835	1.43
WATER
Other securities[b]		5,433,434	0.33

		5,433,434	0.33

TOTAL COMMON STOCKS
(Cost: $1,441,596,806)		1,658,642,212	100.43

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	263,035,155	263,035,155	15.92
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	18,522,910	18,522,910	1.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	4,898,236	4,898,236	0.30

		286,456,301	17.34

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,456,301)		286,456,301	17.34

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,728,053,107)		1,945,098,513	117.77
Other Assets, Less Liabilities		(293,458,130)	(17.77)

NET ASSETS		$1,651,640,383	100.00%

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$2,260,982	0.12%

		2,260,982	0.12
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	351,117	11,481,526	0.61
Other securities[a]		23,370,648	1.25

		34,852,174	1.86
AGRICULTURE
Other securities[a]		6,856,064	0.37

		6,856,064	0.37
AIRLINES
Other securities[a]		3,953,942	0.21

		3,953,942	0.21
APPAREL
Other securities[a]		26,232,512	1.40

		26,232,512	1.40
AUTO PARTS & EQUIPMENT
Other securities[a]		6,834,348	0.36

		6,834,348	0.36
BANKS
F.N.B. Corp.	1,044,914	11,713,486	0.62
Glacier Bancorp Inc.	537,319	8,371,430	0.45
Old National Bancorp	757,683	10,312,066	0.55
Susquehanna Bancshares Inc.	1,394,137	14,582,673	0.78
Texas Capital Bancshares Inc.[b,c]	170,781	8,489,524	0.45
Umpqua Holdings Corp.	836,682	10,784,831	0.57
Wintrust Financial Corp.	271,863	10,213,893	0.54
Other securities[a]		127,304,813	6.80

		201,772,716	10.76
BIOTECHNOLOGY
Other securities[a]		3,799,402	0.20

		3,799,402	0.20
BUILDING MATERIALS
Eagle Materials Inc.	219,837	10,169,660	0.54
Other securities[a]		44,291,945	2.36

		54,461,605	2.90

Security	Shares	Value	% of Net Assets

CHEMICALS
PolyOne Corp.	662,383	$10,975,686	0.59%
Other securities[a]		28,603,233	1.52

		39,578,919	2.11
COAL
SunCoke Energy Inc.[b,c]	523,471	8,438,352	0.45
Other securities[a]		6,287,035	0.34

		14,725,387	0.79
COMMERCIAL SERVICES
GEO Group Inc. (The)	459,642	12,718,294	0.68
Live Nation Entertainment Inc.[b,c]	1,055,377	9,086,796	0.48
Other securities[a]		71,342,467	3.81

		93,147,557	4.97
COMPUTERS
Other securities[a]		25,980,577	1.39

		25,980,577	1.39
COSMETICS & PERSONAL CARE
Other securities[a]		1,095,365	0.06

		1,095,365	0.06
DISTRIBUTION & WHOLESALE
Other securities[a]		26,834,873	1.43

		26,834,873	1.43
DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	278,625	8,804,550	0.47
Other securities[a]		25,656,730	1.37

		34,461,280	1.84
ELECTRIC
Avista Corp.	439,542	11,313,811	0.60
UIL Holdings Corp.	234,634	8,413,975	0.45
Other securities[a]		22,125,041	1.18

		41,852,827	2.23
ELECTRICAL COMPONENTS & EQUIPMENT
EnerSys Inc.[b]	359,128	12,673,627	0.68
Other securities[a]		18,188,234	0.97

		30,861,861	1.65
ELECTRONICS
Brady Corp. Class A	353,639	10,354,550	0.55
Other securities[a]		60,461,299	3.22

		70,815,849	3.77

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	497,702	$14,204,415	0.76%
Other securities[a]		11,826,331	0.63

		26,030,746	1.39
ENTERTAINMENT
Other securities[a]		19,274,043	1.03

		19,274,043	1.03
ENVIRONMENTAL CONTROL
Darling International Inc.[b]	465,677	8,517,232	0.45
Other securities[a]		8,595,634	0.46

		17,112,866	0.91
FOOD
United Natural Foods Inc.[b,c]	149,761	8,753,530	0.47
Other securities[a]		32,014,697	1.70

		40,768,227	2.17
FOREST PRODUCTS & PAPER
Other securities[a]		14,661,520	0.78

		14,661,520	0.78
GAS
Piedmont Natural Gas Co.	290,899	9,448,400	0.50
Other securities[a]		25,550,702	1.37

		34,999,102	1.87
HEALTH CARE — PRODUCTS
Other securities[a]		44,756,428	2.39

		44,756,428	2.39
HEALTH CARE — SERVICES
Other securities[a]		31,303,630	1.67

		31,303,630	1.67
HOLDING COMPANIES — DIVERSIFIED
Prospect Capital Corp.	1,081,626	12,460,331	0.66

		12,460,331	0.66
HOME BUILDERS
Meritage Homes Corp.[b]	230,185	8,753,936	0.47
Other securities[a]		16,559,505	0.88

		25,313,441	1.35
HOME FURNISHINGS
Other securities[a]		20,720,028	1.10

		20,720,028	1.10

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$18,330,768	0.98%

		18,330,768	0.98
INSURANCE
Other securities[a]		44,704,610	2.38

		44,704,610	2.38
INTERNET
Other securities[a]		24,422,312	1.30

		24,422,312	1.30
IRON & STEEL
Other securities[a]		3,964,781	0.21

		3,964,781	0.21
LEISURE TIME
Brunswick Corp.	454,600	10,287,598	0.55
Other securities[a]		10,003,708	0.53

		20,291,306	1.08
LODGING
Other securities[a]		5,253,008	0.28

		5,253,008	0.28
MACHINERY
Other securities[a]		35,079,637	1.87

		35,079,637	1.87
MANUFACTURING
A.O. Smith Corp.	165,283	9,510,384	0.51
Actuant Corp. Class A	544,779	15,591,575	0.83
Barnes Group Inc.	350,846	8,774,659	0.47
Other securities[a]		42,488,436	2.26

		76,365,054	4.07
MEDIA
Other securities[a]		4,433,274	0.24

		4,433,274	0.24
METAL FABRICATE & HARDWARE
Mueller Industries Inc.	286,126	13,010,149	0.69
Other securities[a]		16,255,021	0.87

		29,265,170	1.56
MINING
Other securities[a]		18,773,662	1.00

		18,773,662	1.00

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

OFFICE FURNISHINGS
Other securities[a]		$5,665,175	0.30%

		5,665,175	0.30
OIL & GAS
Stone Energy Corp.[b,c]	370,156	9,298,319	0.50
Other securities[a]		26,056,667	1.38

		35,354,986	1.88
OIL & GAS SERVICES
Exterran Holdings Inc.[b,c]	484,748	9,830,690	0.52
Other securities[a]		20,640,116	1.10

		30,470,806	1.62
PHARMACEUTICALS
Other securities[a]		12,948,767	0.69

		12,948,767	0.69
REAL ESTATE
Other securities[a]		12,549,765	0.67

		12,549,765	0.67
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	438,799	9,236,719	0.49
DiamondRock Hospitality Co.	1,459,355	14,053,589	0.75
Extra Space Storage Inc.[c]	369,397	12,282,450	0.65
Healthcare Realty Trust Inc.	380,036	8,759,830	0.47
Kilroy Realty Corp.[c]	270,937	12,132,559	0.65
LaSalle Hotel Properties	645,060	17,216,651	0.92
Lexington Realty Trust[c]	1,002,173	9,680,991	0.52
Medical Properties Trust Inc.	1,013,209	10,588,034	0.56
Post Properties Inc.	178,139	8,543,546	0.46
Tanger Factory Outlet Centers Inc.	287,650	9,299,725	0.50
Other securities[a]		53,093,085	2.82

		164,887,179	8.79
RETAIL
Cabela’s Inc.[b,c]	344,771	18,852,078	1.00
Group 1 Automotive Inc.	159,889	9,630,114	0.51
Jack in the Box Inc.[b,c]	333,165	9,365,268	0.50
Men’s Wearhouse Inc. (The)	356,593	12,277,497	0.65
Other securities[a]		85,332,449	4.56

		135,457,406	7.22

Security	Shares	Value	% of Net Assets

SAVINGS & LOANS
Northwest Bancshares Inc.	731,499	$8,946,233	0.48%
Other securities[a]		18,365,456	0.98

		27,311,689	1.46
SEMICONDUCTORS
Other securities[a]		33,289,343	1.77

		33,289,343	1.77
SOFTWARE
Other securities[a]		33,594,151	1.79

		33,594,151	1.79
STORAGE & WAREHOUSING
Other securities[a]		4,739,090	0.25

		4,739,090	0.25
TELECOMMUNICATIONS
Anixter International Inc.	206,201	11,848,310	0.63
ARRIS Group Inc.[b]	846,910	10,831,979	0.58
Cincinnati Bell Inc.[b,c]	1,474,350	8,403,795	0.45
Other securities[a]		23,406,635	1.24

		54,490,719	2.90
TEXTILES
Other securities[a]		6,445,406	0.34

		6,445,406	0.34
TOYS, GAMES & HOBBIES
Other securities[a]		2,263,668	0.12

		2,263,668	0.12
TRANSPORTATION
Bristow Group Inc.	267,359	13,514,997	0.72
Other securities[a]		16,600,268	0.89

		30,115,265	1.61

TOTAL COMMON STOCKS
(Cost: $1,817,802,404)		1,878,245,599	100.12

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	272,547,845	272,547,845	14.53

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	19,192,792	$19,192,792	1.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	6,220,271	6,220,271	0.33

		297,960,908	15.88

TOTAL SHORT-TERM INVESTMENTS
(Cost: $297,960,908)		297,960,908	15.88

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,115,763,312)		2,176,206,507	116.00
Other Assets, Less Liabilities		(300,133,999)	(16.00)

NET ASSETS		$1,876,072,508	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares S&P 100 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,982,239,695	$5,703,137,593	$4,179,718,530
Affiliated (Note 2)	108,940,506	289,167,105	152,889,374

Total cost of investments	$5,091,180,201	$5,992,304,698	$4,332,607,904

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,985,814,784	$7,300,696,479	$4,451,538,467
Affiliated (Note 2)	108,940,506	287,807,259	153,846,252

Total fair value of investments	5,094,755,290	7,588,503,738	4,605,384,719
Receivables:
Investment securities sold	—	1,364,373	2,723,616
Dividends and interest	5,985,690	8,293,461	6,402,669
Capital shares sold	35,961	—	—

Total Assets	5,100,776,941	7,598,161,572	4,614,511,004

LIABILITIES
Short positions, at value[b]	—	728	1,521,544
Payables:
Investment securities purchased	—	6,916,584	948,053
Collateral for securities on loan (Note 5)	79,503,835	223,832,950	97,452,585
Capital shares redeemed	—	5,795	—
Distribution to shareholders	25,417,015	33,470,437	26,903,195
Investment advisory fees (Note 2)	815,689	1,091,499	661,529

Total Liabilities	105,736,539	265,317,993	127,486,906

NET ASSETS	$4,995,040,402	$7,332,843,579	$4,487,024,098

Net assets consist of:
Paid-in capital	$5,276,179,881	$6,863,806,697	$4,993,152,514
Undistributed net investment income	1,040,114	1,204,109	1,263,635
Accumulated net realized loss	(285,754,682)	(1,128,366,267)	(780,168,866)
Net unrealized appreciation	3,575,089	1,596,199,040	272,776,815

NET ASSETS	$4,995,040,402	$7,332,843,579	$4,487,024,098

Shares outstanding[c]	75,150,000	94,200,000	68,200,000

Net asset value per share	$66.47	$77.84	$65.79

[a]	Securities on loan with values of $77,904,310, $218,869,493 and $94,745,603, respectively. See Note 5.
[b]	Proceeds: $ —, $728 and $1,521,544, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares S&P MidCap 400 Growth Index Fund	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,782,942,889	$2,024,517,164	$1,441,596,806
Affiliated (Note 2)	332,423,707	217,462,226	286,456,301

Total cost of investments	$3,115,366,596	$2,241,979,390	$1,728,053,107

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,092,833,476	$2,171,374,955	$1,658,642,212
Affiliated (Note 2)	332,423,707	217,462,226	286,456,301

Total fair value of investments	3,425,257,183	2,388,837,181	1,945,098,513
Receivables:
Investment securities sold	9,404,439	10,977,631	—
Dividends and interest	2,265,981	4,340,418	1,547,095
Capital shares sold	230,052	—	—

Total Assets	3,437,157,655	2,404,155,230	1,946,645,608

LIABILITIES
Payables:
Investment securities purchased	15,397,385	14,537,014	9,669,227
Collateral for securities on loan (Note 5)	323,466,491	206,042,359	281,558,065
Distribution to shareholders	6,646,221	10,056,582	3,435,216
Investment advisory fees (Note 2)	634,081	452,410	342,717

Total Liabilities	346,144,178	231,088,365	295,005,225

NET ASSETS	$3,091,013,477	$2,173,066,865	$1,651,640,383

Net assets consist of:
Paid-in capital	$3,209,596,739	$2,325,779,110	$1,686,203,696
Undistributed (distributions in excess of) net investment income	(859,853)	786,428	(555,950)
Accumulated net realized loss	(427,613,996)	(300,356,464)	(251,052,769)
Net unrealized appreciation	309,890,587	146,857,791	217,045,406

NET ASSETS	$3,091,013,477	$2,173,066,865	$1,651,640,383

Shares outstanding[b]	27,600,000	25,550,000	19,750,000

Net asset value per share	$111.99	$85.05	$83.63

[a]	Securities on loan with values of $316,271,750, $200,441,312 and $274,979,566, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

iShares S&P SmallCap 600 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,817,802,404
Affiliated (Note 2)	297,960,908

Total cost of investments	$2,115,763,312

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,878,245,599
Affiliated (Note 2)	297,960,908

Total fair value of investments	2,176,206,507
Receivables:
Investment securities sold	4,514,399
Dividends and interest	2,524,100
Capital shares sold	76,529

Total Assets	2,183,321,535

LIABILITIES
Payables:
Investment securities purchased	9,434,239
Collateral for securities on loan (Note 5)	291,740,637
Distribution to shareholders	5,693,571
Investment advisory fees (Note 2)	380,580

Total Liabilities	307,249,027

NET ASSETS	$1,876,072,508

Net assets consist of:
Paid-in capital	$2,103,106,051
Distributions in excess of net investment income	(704,045)
Accumulated net realized loss	(286,772,693)
Net unrealized appreciation	60,443,195

NET ASSETS	$1,876,072,508

Shares outstanding[b]	23,750,000

Net asset value per share	$78.99

[a]	Securities on loan with a value of $283,933,824. See Note 5.
[b]	No par value, unlimited number of shares authorized

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P 100 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$46,903,231	$68,843,657	$52,528,886
Dividends — affiliated (Note 2)	—	402,792	317,606
Interest — affiliated (Note 2)	1,664	3,048	1,520
Securities lending income — affiliated (Note 2)	47,021	233,608	387,022

Total investment income	46,951,916	69,483,105	53,235,034

EXPENSES
Investment advisory fees (Note 2)	4,009,560	6,477,640	3,820,441

Total expenses	4,009,560	6,477,640	3,820,441

Net investment income	42,942,356	63,005,465	49,414,593

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,128,181)	10,525,154	(29,212,074)
Investments — affiliated (Note 2)	—	(25,973)	(41,332)
In-kind redemptions — unaffiliated	137,170,178	205,046,277	65,452,977
In-kind redemptions — affiliated (Note 2)	—	73,796	304,543

Net realized gain	108,041,997	215,619,254	36,504,114

Net change in unrealized appreciation/depreciation	82,882,801	14,120,895	8,659,661

Net realized and unrealized gain	190,924,798	229,740,149	45,163,775

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,867,154	$292,745,614	$94,578,368

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P MidCap 400 Growth Index Fund	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$13,498,770	$21,375,779	$7,109,787
Interest — affiliated (Note 2)	839	827	472
Securities lending income — affiliated (Note 2)	1,641,575	789,747	1,600,034

Total investment income	15,141,184	22,166,353	8,710,293

EXPENSES
Investment advisory fees (Note 2)	3,682,431	2,646,844	2,039,454

Total expenses	3,682,431	2,646,844	2,039,454

Net investment income	11,458,753	19,519,509	6,670,839

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	54,469,227	(12,284,108)	9,925,337
In-kind redemptions — unaffiliated	30,530,552	13,928,859	32,643,524

Net realized gain	84,999,779	1,644,751	42,568,861

Net change in unrealized appreciation/depreciation	(101,005,865)	(16,146,619)	(26,506,468)

Net realized and unrealized gain (loss)	(16,006,086)	(14,501,868)	16,062,393

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,547,333)	$5,017,641	$22,733,232

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

iShares S&P SmallCap 600 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,730,298
Interest — affiliated (Note 2)	595
Securities lending income — affiliated (Note 2)	933,086

Total investment income	16,663,979

EXPENSES
Investment advisory fees (Note 2)	2,338,872

Total expenses	2,338,872

Net investment income	14,325,107

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,135,257)
In-kind redemptions — unaffiliated	74,170,050

Net realized gain	65,034,793

Net change in unrealized appreciation/depreciation	(99,456,639)

Net realized and unrealized loss	(34,421,846)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,096,739)

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,942,356	$63,508,611	$63,005,465	$106,818,875
Net realized gain (loss)	108,041,997	25,684,030	215,619,254	(27,296,169)
Net change in unrealized appreciation/depreciation	82,882,801	245,333,864	14,120,895	651,608,500

Net increase in net assets resulting from operations	233,867,154	334,526,505	292,745,614	731,131,206

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,697,818)	(63,402,959)	(62,366,287)	(106,276,105)

Total distributions to shareholders	(42,697,818)	(63,402,959)	(62,366,287)	(106,276,105)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,269,740,421	1,640,204,023	596,075,966	1,146,780,439
Cost of shares redeemed	(1,104,657,332)	(1,307,547,883)	(660,775,163)	(784,971,195)

Net increase (decrease) in net assets from capital share transactions	1,165,083,089	332,656,140	(64,699,197)	361,809,244

INCREASE IN NET ASSETS	1,356,252,425	603,779,686	165,680,130	986,664,345

NET ASSETS
Beginning of period	3,638,787,977	3,035,008,291	7,167,163,449	6,180,499,104

End of period	$4,995,040,402	$3,638,787,977	$7,332,843,579	$7,167,163,449

Undistributed net investment income included in net assets at end of period	$1,040,114	$795,576	$1,204,109	$564,931

SHARES ISSUED AND REDEEMED
Shares sold	36,200,000	28,450,000	8,050,000	16,950,000
Shares redeemed	(17,800,000)	(22,850,000)	(8,900,000)	(11,900,000)

Net increase (decrease) in shares outstanding	18,400,000	5,600,000	(850,000)	5,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund		iShares S&P MidCap 400 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$49,414,593	$95,099,007	$11,458,753	$17,197,658
Net realized gain (loss)	36,504,114	(62,797,759)	84,999,779	189,682,996
Net change in unrealized appreciation/depreciation	8,659,661	158,186,460	(101,005,865)	(202,629,844)

Net increase (decrease) in net assets resulting from operations	94,578,368	190,487,708	(4,547,333)	4,250,810

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,707,991)	(95,093,615)	(12,318,606)	(19,408,860)

Total distributions to shareholders	(48,707,991)	(95,093,615)	(12,318,606)	(19,408,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	277,017,900	923,541,567	176,640,290	1,033,812,535
Cost of shares redeemed	(338,259,132)	(1,083,832,652)	(133,704,928)	(1,301,880,730)

Net increase (decrease) in net assets from capital share transactions	(61,241,232)	(160,291,085)	42,935,362	(268,068,195)

INCREASE (DECREASE) IN NET ASSETS	(15,370,855)	(64,896,992)	26,069,423	(283,226,245)

NET ASSETS
Beginning of period	4,502,394,953	4,567,291,945	3,064,944,054	3,348,170,299

End of period	$4,487,024,098	$4,502,394,953	$3,091,013,477	$3,064,944,054

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,263,635	$557,033	$(859,853)	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,350,000	16,000,000	1,600,000	9,600,000
Shares redeemed	(5,450,000)	(18,850,000)	(1,250,000)	(12,700,000)

Net increase (decrease) in shares outstanding	(1,100,000)	(2,850,000)	350,000	(3,100,000)

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Value Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,519,509	$34,990,510	$6,670,839	$13,394,361
Net realized gain	1,644,751	92,585,352	42,568,861	180,055,110
Net change in unrealized appreciation/depreciation	(16,146,619)	(137,580,602)	(26,506,468)	(165,955,819)

Net increase (decrease) in net assets resulting from operations	5,017,641	(10,004,740)	22,733,232	27,493,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,733,081)	(36,600,981)	(7,296,885)	(13,324,265)

Total distributions to shareholders	(18,733,081)	(36,600,981)	(7,296,885)	(13,324,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,723,580	253,683,166	111,357,420	233,546,323
Cost of shares redeemed	(69,103,134)	(398,689,180)	(134,942,710)	(725,053,728)

Net decrease in net assets from capital share transactions	(35,379,554)	(145,006,014)	(23,585,290)	(491,507,405)

DECREASE IN NET ASSETS	(49,094,994)	(191,611,735)	(8,148,943)	(477,338,018)

NET ASSETS
Beginning of period	2,222,161,859	2,413,773,594	1,659,789,326	2,137,127,344

End of period	$2,173,066,865	$2,222,161,859	$1,651,640,383	$1,659,789,326

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$786,428	$—	$(555,950)	$70,096

SHARES ISSUED AND REDEEMED
Shares sold	400,000	3,150,000	1,350,000	3,000,000
Shares redeemed	(850,000)	(5,150,000)	(1,700,000)	(9,950,000)

Net decrease in shares outstanding	(450,000)	(2,000,000)	(350,000)	(6,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,325,107	$24,443,813
Net realized gain	65,034,793	76,351,227
Net change in unrealized appreciation/depreciation	(99,456,639)	(41,914,982)

Net increase (decrease) in net assets resulting from operations	(20,096,739)	58,880,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,931,222)	(23,541,743)

Total distributions to shareholders	(15,931,222)	(23,541,743)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,755,076	883,235,306
Cost of shares redeemed	(511,474,100)	(542,282,611)

Net increase (decrease) in net assets from capital share transactions	(357,719,024)	340,952,695

INCREASE (DECREASE) IN NET ASSETS	(393,746,985)	376,291,010

NET ASSETS
Beginning of period	2,269,819,493	1,893,528,483

End of period	$1,876,072,508	$2,269,819,493

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(704,045)	$902,070

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	12,100,000
Shares redeemed	(7,100,000)	(8,050,000)

Net increase (decrease) in shares outstanding	(5,150,000)	4,050,000

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$64.12	$59.34	$53.58	$37.80	$61.48	$65.06

Income from investment operations:
Net investment income[a]	0.68	1.22	1.10	1.03	1.37	1.41
Net realized and unrealized gain (loss)[b]	2.33	4.78	5.76	15.80	(23.65)	(3.60)

Total from investment operations	3.01	6.00	6.86	16.83	(22.28)	(2.19)

Less distributions from:
Net investment income	(0.66)	(1.22)	(1.10)	(1.05)	(1.40)	(1.39)

Total distributions	(0.66)	(1.22)	(1.10)	(1.05)	(1.40)	(1.39)

Net asset value, end of period	$66.47	$64.12	$59.34	$53.58	$37.80	$61.48

Total return	4.73%[c]	10.36%	13.04%	44.82%	(36.70)%	(3.56)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,995,040	$3,638,788	$3,035,008	$2,619,922	$2,056,096	$3,894,634
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.14%	2.11%	2.05%	2.18%	2.67%	2.08%
Portfolio turnover rate[e]	3%	7%	7%	8%	13%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$75.40	$68.67	$59.93	$41.91	$62.78	$64.63

Income from investment operations:
Net investment income[a]	0.65	1.13	0.93	0.81	0.77	0.80
Net realized and unrealized gain (loss)[b]	2.44	6.72	8.76	18.03	(20.90)	(1.86)

Total from investment operations	3.09	7.85	9.69	18.84	(20.13)	(1.06)

Less distributions from:
Net investment income	(0.65)	(1.12)	(0.95)	(0.82)	(0.74)	(0.79)

Total distributions	(0.65)	(1.12)	(0.95)	(0.82)	(0.74)	(0.79)

Net asset value, end of period	$77.84	$75.40	$68.67	$59.93	$41.91	$62.78

Total return	4.12%[c]	11.62%	16.33%	45.16%	(32.25)%	(1.74)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,332,844	$7,167,163	$6,180,499	$5,624,841	$4,585,034	$5,685,167
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.75%	1.66%	1.51%	1.53%	1.44%	1.19%
Portfolio turnover rate[e]	3%	23%	22%	33%	15%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$64.97	$63.30	$56.48	$37.45	$69.25	$77.50

Income from investment operations:
Net investment income[a]	0.73	1.37	1.27	1.24	1.83	1.86
Net realized and unrealized gain (loss)[b]	0.81	1.68	6.82	19.00	(31.82)	(8.24)

Total from investment operations	1.54	3.05	8.09	20.24	(29.99)	(6.38)

Less distributions from:
Net investment income	(0.72)	(1.38)	(1.27)	(1.21)	(1.81)	(1.87)

Total distributions	(0.72)	(1.38)	(1.27)	(1.21)	(1.81)	(1.87)

Net asset value, end of period	$65.79	$64.97	$63.30	$56.48	$37.45	$69.25

Total return	2.41%[c]	5.08%	14.59%	54.46%	(43.95)%	(8.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,487,024	$4,502,395	$4,567,292	$3,992,928	$2,449,246	$3,756,741
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.33%	2.30%	2.24%	2.52%	3.41%	2.38%
Portfolio turnover rate[e]	3%	22%	23%	40%	19%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$112.48	$110.32	$84.92	$52.68	$81.47	$84.00

Income from investment operations:
Net investment income[a]	0.42	0.61	0.52	0.50	0.43	0.36
Net realized and unrealized gain (loss)[b]	(0.46)	2.26	25.48	32.25	(28.81)	(2.54)

Total from investment operations	(0.04)	2.87	26.00	32.75	(28.38)	(2.18)

Less distributions from:
Net investment income	(0.45)	(0.71)	(0.60)	(0.51)	(0.41)	(0.35)

Total distributions	(0.45)	(0.71)	(0.60)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$111.99	$112.48	$110.32	$84.92	$52.68	$81.47

Total return	(0.01)%[c]	2.65%	30.74%	62.33%	(34.92)%	(2.63)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,091,013	$3,064,944	$3,348,170	$2,606,968	$1,224,729	$1,926,750
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.78%	0.58%	0.57%	0.71%	0.61%	0.41%
Portfolio turnover rate[e]	9%	35%	41%	51%	45%	31%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$85.47	$86.21	$71.49	$44.22	$72.70	$83.32

Income from investment operations:
Net investment income[a]	0.76	1.31	1.17	1.23	1.55	1.23
Net realized and unrealized gain (loss)[b]	(0.45)	(0.67)	14.81	27.33	(28.32)	(10.63)

Total from investment operations	0.31	0.64	15.98	28.56	(26.77)	(9.40)

Less distributions from:
Net investment income	(0.73)	(1.38)	(1.26)	(1.29)	(1.71)	(1.22)

Total distributions	(0.73)	(1.38)	(1.26)	(1.29)	(1.71)	(1.22)

Net asset value, end of period	$85.05	$85.47	$86.21	$71.49	$44.22	$72.70

Total return	0.40%[c]	0.93%	22.62%	65.04%	(37.31)%	(11.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,173,067	$2,222,162	$2,413,774	$2,058,777	$1,131,932	$2,021,124
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.84%	1.65%	1.58%	2.04%	2.51%	1.50%
Portfolio turnover rate[e]	5%	33%	22%	45%	34%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$82.58	$79.01	$61.33	$38.20	$61.58	$66.75

Income from investment operations:
Net investment income[b]	0.33	0.59	0.58	0.28	0.34	0.28
Net realized and unrealized gain (loss)[c]	1.08	3.61	17.72	23.15	(23.39)	(5.17)

Total from investment operations	1.41	4.20	18.30	23.43	(23.05)	(4.89)

Less distributions from:
Net investment income	(0.36)	(0.63)	(0.62)	(0.30)	(0.33)	(0.28)

Total distributions	(0.36)	(0.63)	(0.62)	(0.30)	(0.33)	(0.28)

Net asset value, end of period	$83.63	$82.58	$79.01	$61.33	$38.20	$61.58

Total return	1.73%[d]	5.38%	29.98%	61.44%	(37.55)%	(7.37)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,651,640	$1,659,789	$2,137,127	$1,573,044	$848,094	$1,219,261
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.82%	0.78%	0.87%	0.55%	0.64%	0.40%
Portfolio turnover rate[f]	6%	43%	46%	51%	45%	29%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small Cap 600 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$78.54	$76.20	$64.11	$39.19	$65.45	$76.78

Income from investment operations:
Net investment income[a]	0.58	1.00	0.78	0.77	1.10	1.06
Net realized and unrealized gain (loss)[b]	0.56	2.30	12.17	24.97	(26.22)	(11.33)

Total from investment operations	1.14	3.30	12.95	25.74	(25.12)	(10.27)

Less distributions from:
Net investment income	(0.69)	(0.96)	(0.86)	(0.82)	(1.14)	(1.04)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.69)	(0.96)	(0.86)	(0.82)	(1.14)	(1.06)

Net asset value, end of period	$78.99	$78.54	$76.20	$64.11	$39.19	$65.45

Total return	1.50%[c]	4.51%	20.37%	66.02%	(38.79)%	(13.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,876,073	$2,269,819	$1,893,528	$1,875,217	$919,076	$1,380,952
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.53%	1.40%	1.18%	1.42%	1.99%	1.43%
Portfolio turnover rate[e]	7%	30%	31%	52%	34%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P MidCap 400 Growth	Diversified
S&P MidCap 400 Value	Diversified
S&P SmallCap 600 Growth	Diversified
S&P SmallCap 600 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 100
Assets:
Common Stocks	$4,985,814,784	$—	$—	$4,985,814,784
Short-Term Investments	108,940,506	—	—	108,940,506

	$5,094,755,290	$—	$—	$5,094,755,290

S&P 500 Growth
Assets:
Common Stocks	$7,324,447,465	$—	$—	$7,324,447,465
Short-Term Investments	264,056,273	—	—	264,056,273
Liabilities:
Short Positions	(728)	—	—	(728)

	$7,588,503,010	$—	$—	$7,588,503,010

S&P 500 Value
Assets:
Common Stocks	$4,477,123,687	$—	$—	$4,477,123,687
Short-Term Investments	128,261,032	—	—	128,261,032
Liabilities:
Short Positions	(1,521,544)	—	—	(1,521,544)

	$4,603,863,175	$—	$—	$4,603,863,175

S&P MidCap 400 Growth
Assets:
Common Stocks	$3,088,313,408	$4,520,068	$—	$3,092,833,476
Short-Term Investments	332,423,707	—	—	332,423,707

	$3,420,737,115	$4,520,068	$—	$3,425,257,183

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iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P MidCap 400 Value
Assets:
Common Stocks	$2,168,713,527	$2,661,428	$—	$2,171,374,955
Short-Term Investments	217,462,226	—	—	217,462,226

	$2,386,175,753	$2,661,428	$—	$2,388,837,181

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,658,642,212	$—	$—	$1,658,642,212
Short-Term Investments	286,456,301	—	—	286,456,301

	$1,945,098,513	$—	$—	$1,945,098,513

S&P SmallCap 600 Value
Assets:
Common Stocks	$1,878,243,825	$—	$1,774	$1,878,245,599
Short-Term Investments	297,960,908	—	—	297,960,908

	$2,176,204,733	$—	$1,774	$2,176,206,507

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statement of Operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedule of Investments.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

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For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$25,319
S&P 500 Growth	125,789
S&P 500 Value	208,396
S&P MidCap 400 Growth	883,925
S&P MidCap 400 Value	425,249
S&P SmallCap 600 Growth	861,557
S&P SmallCap 600 Value	502,431

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	103,858	41,722	(12,372)	133,208	$23,750,986	$402,792	$47,823

S&P 500 Value
PNC Financial Services Group Inc. (The)	406,818	36,961	(38,308)	405,471	$25,585,220	$317,606	$263,211

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$112,742,479	$112,207,594
S&P 500 Growth	235,536,376	234,446,736
S&P 500 Value	149,437,175	150,098,320
S&P MidCap 400 Growth	267,155,844	259,970,550
S&P MidCap 400 Value	106,176,631	101,879,298
S&P SmallCap 600 Growth	102,218,071	92,969,839
S&P SmallCap 600 Value	136,886,288	131,529,608

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$2,264,430,073	$1,102,094,749
S&P 500 Growth	594,637,550	659,292,701
S&P 500 Value	276,326,743	337,377,105
S&P MidCap 400 Growth	175,538,800	133,271,789
S&P MidCap 400 Value	33,327,371	68,404,740
S&P SmallCap 600 Growth	111,033,914	134,654,107
S&P SmallCap 600 Value	152,163,747	506,204,040

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

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iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012, the Funds fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$13,464,050	—	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$261,597,876
S&P 500 Growth	51,772,055	2,989,823	40,360,646	—	—	112,834,240	486,334,136	370,536,779	1,064,827,679
S&P 500 Value	10,320,754	—	—	429,512	—	117,035,158	302,437,779	55,268,179	485,491,382
S&P MidCap 400 Growth	—	—	—	—	—	47,934,457	304,083,391	—	352,017,848
S&P MidCap 400 Value	—	—	—	1,950,250	—	41,350,423	184,025,097	13,207,083	240,532,853
S&P SmallCap 600 Growth	—	—	—	—	—	14,340,392	225,094,086	10,658,983	250,093,461
S&P SmallCap 600 Value	—	—	—	—	10,187,581	68,967,654	197,873,417	—	277,028,652

[a]	Must be utilized prior to losses subject to expiration.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$5,184,794,678	$362,902,871	$(452,942,259)	$(90,039,388)
S&P 500 Growth	6,055,463,592	1,708,266,020	(175,225,874)	1,533,040,146
S&P 500 Value	4,650,414,102	599,810,735	(644,840,118)	(45,029,383)
S&P MidCap 400 Growth	3,147,310,525	499,832,569	(221,885,911)	277,946,658
S&P MidCap 400 Value	2,303,447,752	324,700,277	(239,310,848)	85,389,429
S&P SmallCap 600 Growth	1,747,245,533	299,078,625	(101,225,645)	197,852,980
S&P SmallCap 600 Value	2,188,995,764	220,986,847	(233,776,104)	(12,789,257)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Contract (Unaudited)

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Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

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noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

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Contract (Unaudited) (Continued)

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the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for the iShares S&P 100 Index Fund, iShares S&P 500 Growth Index Fund, and iShares S&P 500 Value Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees, and further noted that should material economies of scale exist in the future, a breakpoint structure for iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Growth Index Fund, and iShares S&P SmallCap 600 Value Index Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for the iShares S&P 500 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$0.65792	$—	$0.00026	$0.65818	100%	—%	0%[a]		100%
S&P 500 Growth	0.64724	—	0.00364	0.65088	99	—	1		100
S&P 500 Value	0.72158	—	0.00203	0.72361	100	—	0	[a]	100
S&P MidCap 400 Growth	0.42688	—	0.02650	0.45338	94	—	6		100
S&P MidCap 400 Value	0.71193	—	0.02126	0.73319	97	—	3		100
S&P SmallCap 600 Growth	0.31959	—	0.04458	0.36417	88	—	12		100
S&P SmallCap 600 Value	0.64235	—	0.04498	0.68733	93	—	7		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	75

Notes:

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-31-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P International Preferred Stock Index Fund  |  IPFF  |  NYSE Arca

iShares S&P U.S. Preferred Stock Index Fund  |  PFF  |  NYSE Arca

iShares Nasdaq Biotechnology Index Fund  |  IBB  |  NASDAQ

Fund Performance Overview

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

Performance as of September 30, 2012

Cumulative Total Returns
Inception to 9/30/12
NAV	MARKET	INDEX
10.82%	11.14%	11.33%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/15/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P International Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P International Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks from non-U.S. developed market issuers and traded in non-U.S. developed market venues as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 5.24%, net of fees, while the total return for the Index was 5.49%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	73.06%
Energy	16.15
Utilities	4.69
Communications	4.06
Industrial	1.24
Short-Term and Other Net Assets	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Swedbank AB, 10.00% (Sweden)	4.40%
BCE Inc., Series AK, 4.15% (Canada)	3.42
TransCanada Corp., Series 1, 4.60% (Canada)	3.10
Enbridge Inc., Series F, 4.00% (Canada)	2.80
Manulife Financial Corp., Series 4, 6.60% (Canada)	2.62
Enbridge Inc., 4.00% (Canada)	2.52
Toronto-Dominion Bank (The), Series O, 4.85% (Canada)	2.41
Bank of Montreal, Series 23, 5.40% (Canada)	2.35
Royal Bank of Canada, Series AV, 6.25% (Canada)	2.34
Toronto-Dominion Bank (The), Series AG, 6.25% (Canada)	2.23

TOTAL	28.19%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.18%	18.79%	18.70%	4.40%	4.38%	4.74%	3.36%	3.37%	3.69%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.18%	18.79%	18.70%	24.00%	23.90%	26.03%	20.01%	20.06%	22.08%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 5.38%, net of fees, while the total return for the Index was 5.72%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	87.74%
Utilities	4.19
Consumer Cyclical	3.09
Communications	2.01
Energy	0.82
Basic Materials	0.48
Consumer Non-Cyclical	0.43
Industrial	0.24
Technology	0.11
Short-Term and Other Net Assets	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

HSBC Holdings PLC, 8.00%	2.62%
General Motors Co., 4.75%	2.32
Barclays Bank PLC Series 5, 8.13%	1.69
GMAC Capital Trust I Series 2, 8.13%	1.65
Wells Fargo & Co. Series J, 8.00%	1.58
Citigroup Capital XIII, 7.88%	1.53
HSBC Holdings PLC, 8.13%	1.38
ING Groep NV, 8.50%	1.29
Deutsche Bank Contingent Capital Trust III, 7.60%	1.28
Bank of America Corp. Series H, 8.20%	1.11

TOTAL	16.45%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.35%	53.32%	53.27%	11.65%	11.65%	11.71%	12.01%	12.03%	12.32%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.35%	53.32%	53.27%	73.48%	73.51%	73.95%	210.91%	211.53%	219.65%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 15.99%, net of fees, while the total return for the Index was 16.01%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Biotechnology	65.57%
Pharmaceuticals	31.64
Health Care – Products	2.60
Commercial Services	0.17
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Alexion Pharmaceuticals Inc.	8.85%
Regeneron Pharmaceuticals Inc.	8.11
Amgen Inc.	7.83
Gilead Sciences Inc.	6.67
Celgene Corp.	5.52
Biogen Idec Inc.	5.22
Vertex Pharmaceuticals Inc.	4.43
Perrigo Co.	4.08
Onyx Pharmaceuticals Inc.	2.90
Mylan Inc.	2.66

TOTAL	56.27%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P International Preferred Stock
Actual	$1,000.00	$1,052.40	0.55%	$2.83
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.79
S&P U.S. Preferred Stock
Actual	1,000.00	1,053.80	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	1,159.90	0.48	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

PREFERRED STOCKS — 99.20%

CANADA — 76.06%
Bank of Montreal Series 13, 4.50%	83,664	$2,213,297
Bank of Montreal Series 23, 5.40%[a]	95,760	2,626,721
Bank of Montreal Series 25, 3.90%[a]	69,132	1,787,406
Bank of Nova Scotia Series 15, 4.50%	83,244	2,180,190
Bank of Nova Scotia Series 32, 3.70%[a]	97,524	2,479,852
BCE Inc. Series AK, 4.15%[a]	149,016	3,828,573
Bell Aliant Inc. Series C, 4.55%[a]	27,468	711,580
Brookfield Asset Management Inc., 4.80%[a]	58,884	1,543,988
Brookfield Asset Management Inc. Series 02, 2.10%[a]	62,916	1,140,091
Brookfield Asset Management Inc. Series 32, 4.50%[a]	70,896	1,848,145
Brookfield Office Properties Inc. Series R, 5.10%[a]	59,052	1,545,393
Canadian Utilities Ltd. Series AA, 4.90%	35,784	959,016
Canadian Utilities Ltd. Series Y, 4.00%[a]	78,456	2,098,645
Emera Inc. Series C, 4.10%[a]	59,472	1,559,406
Enbridge Inc., 4.00%[a]	109,452	2,825,429
Enbridge Inc. Series F, 4.00%[a]	120,708	3,129,489
Enbridge Inc. Series H, 4.00%[a]	84,588	2,159,511
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	56,868	1,448,936
Great-West Lifeco Inc. Series P, 5.40%	59,388	1,597,643
Husky Energy Inc. Series 1, 4.45%[a]	71,316	1,880,113
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	59,472	1,561,824
Intact Financial Corp. Series 1, 4.20%[a]	59,640	1,545,627
Intact Financial Corp. Series 3, 4.20%[a]	59,640	1,569,872
Manulife Financial Corp., 4.40%[a]	47,880	1,260,320
Manulife Financial Corp. Series 1-7, 4.60%[a]	59,220	1,558,215
Manulife Financial Corp. Series 3, 4.50%	70,728	1,717,254
Manulife Financial Corp. Series 4, 6.60%[a]	108,024	2,929,092
Manulife Financial Corp. Series 9, 4.40%[a]	59,556	1,554,951
Nexen Inc. Series 2, 5.00%[a]	47,964	1,256,682
Power Corp. of Canada Series G, 5.60%	47,376	1,291,350
Power Financial Corp. Series R, 5.50%	59,724	1,620,642

Security	Shares	Value

Royal Bank of Canada Series AA, 4.45%	71,904	$1,883,191
Royal Bank of Canada Series AB, 4.70%	71,568	1,880,938
Royal Bank of Canada Series AE, 4.50%	59,640	1,563,811
Royal Bank of Canada Series AV, 6.25%[a]	95,256	2,613,865
Sun Life Financial Inc., 4.25%[a]	71,568	1,869,300
Sun Life Financial Inc. Series 04, 4.45%	70,812	1,696,984
Sun Life Financial Inc. Series 10R, 3.90%[a]	48,636	1,217,939
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	90,972	2,492,612
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	84,168	2,310,461
Toronto-Dominion Bank (The) Series O, 4.85%	101,892	2,697,583
TransCanada Corp. Series 1, 4.60%[a]	132,384	3,472,566
TransCanada Corp. Series 3, 4.00%[a]	83,580	2,115,089
Valener Inc. Series A, 4.35%[a]	23,738	632,080
Veresen Inc. Series A, 4.40%[a]	47,628	1,229,484

		85,105,156
SINGAPORE — 3.23%
Frasers Commercial Trust Series A, 5.50%	1,999,116	1,662,263
Oversea Chinese Banking, 4.20%[b]	2,352,000	1,955,686

		3,617,949
SWEDEN — 5.33%
Sagax AB, 0.00%	224,280	1,039,885
Swedbank AB, 10.00%	261,408	4,923,877

		5,963,762
UNITED KINGDOM — 14.58%
Aviva PLC, 8.38%[b]	595,308	1,059,837
Aviva PLC, 8.75%	595,224	1,090,925
Balfour Beatty PLC, 9.68%	674,772	1,389,267
Co-Operative Bank PLC, 9.25%[b]	356,580	774,458
Ecclesiastical Insurance Group PLC, 8.63%	634,956	1,239,364
General Accident PLC, 7.88%	651,756	1,070,873
General Accident PLC, 8.88%	837,984	1,502,025
National Westminster Bank PLC Series A, 9.00%	824,712	1,404,990
Raven Russia Ltd., 12.00%	866,460	1,969,316
RSA Insurance Group PLC, 7.38%	740,796	1,291,936
Santander UK PLC, 10.38%	803,544	1,359,197

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

Standard Chartered PLC, 7.38%	578,676	$1,032,562
Standard Chartered PLC, 8.25%	594,048	1,122,344

		16,307,094

TOTAL PREFERRED STOCKS
(Cost: $105,841,265)		110,993,961

SHORT-TERM INVESTMENTS — 1.39%

MONEY MARKET FUNDS — 1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	99,972	99,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	1,419,659	1,419,659
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	36,553	36,553

		1,556,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,556,184)		1,556,184

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $107,397,449)		112,550,145
Other Assets, Less Liabilities — (0.59)%		(662,211)

NET ASSETS — 100.00%		$111,887,934

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

PREFERRED STOCKS — 99.11%

AGRICULTURE — 0.24%
CHS Inc., 8.00%[a]	764,580	$24,351,873

		24,351,873

AUTO MANUFACTURERS — 2.71%
Ford Motor Co., 7.50%[a]	1,487,662	40,345,394
General Motors Co., 4.75%	6,356,165	236,957,831

		277,303,225

AUTO PARTS & EQUIPMENT — 0.28%
Goodyear Tire & Rubber Co. (The), 5.88%	645,081	28,493,228

		28,493,228

BANKS — 45.62%
Ally Financial Inc., 7.25%	2,013,252	49,727,324
Ally Financial Inc., 7.30%	1,379,039	33,689,923
Ally Financial Inc., 7.35%	903,848	22,297,930
Ally Financial Inc., 7.38%	2,323,262	56,594,662
Ally Financial Inc. Series A, 8.50%[b]	2,544,646	62,242,041
BAC Capital Trust I, 7.00%[a]	1,072,327	26,990,471
BAC Capital Trust II, 7.00%	1,736,118	44,027,952
BAC Capital Trust III, 7.00%	896,046	22,652,043
BAC Capital Trust IV, 5.88%	780,110	19,448,142
BAC Capital Trust V, 6.00%	991,436	24,686,756
BAC Capital Trust VIII, 6.00%[a]	984,319	24,489,857
BAC Capital Trust XII, 6.88%	1,686,861	42,508,897
Bank of America Corp., 6.38%	1,219,935	30,425,179
Bank of America Corp., 6.63%[a]	664,670	17,427,647
Bank of America Corp., 7.25%	1,728,279	44,071,114
Bank of America Corp., 8.63%	3,711,543	96,314,541
Bank of America Corp. Series 4, 4.00%[a,b]	599,068	12,304,857
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	17,091,312
Bank of America Corp. Series D, 6.20%[a]	1,179,429	29,273,428
Bank of America Corp. Series E, 4.00%[a,b]	513,206	11,110,910
Bank of America Corp. Series H, 3.00%[a,b]	785,256	14,291,659

Security	Shares	Value

Bank of America Corp. Series H, 8.20%[a]	4,344,817	$112,921,794
Barclays Bank PLC, 6.63%[a]	1,898,381	47,440,541
Barclays Bank PLC, 7.10%	3,453,629	86,755,160
Barclays Bank PLC, 7.75%	2,887,996	73,961,578
Barclays Bank PLC Series 5, 8.13%[a]	6,649,596	172,357,528
BB&T Corp., 5.85%[a]	1,434,577	37,356,385
BNY Capital V Series F, 5.95%	963,827	24,413,738
Countrywide Capital IV, 6.75%	907,951	22,698,775
Countrywide Capital V, 7.00%	2,706,108	68,166,861
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,300,099	57,617,480
Deutsche Bank Capital Funding Trust IX, 6.63%	2,313,781	57,983,352
Deutsche Bank Capital Funding Trust X, 7.35%	2,024,022	51,126,796
Deutsche Bank Contingent Capital Trust II, 6.55%	2,006,558	50,866,245
Deutsche Bank Contingent Capital Trust III, 7.60%	4,943,801	131,307,355
Deutsche Bank Contingent Capital Trust V, 8.05%	2,569,397	69,759,129
Fifth Third Bancorp. Series G, 8.50%	257,734	36,825,034
First Republic Bank, Series A, 6.70%[a]	501,920	13,622,109
First Republic Bank, Series B, 6.20%	373,275	9,757,408
GMAC Capital Trust I Series 2, 8.13%[b]	6,702,281	168,294,276
Goldman Sachs Group Inc. (The), 4.00%[a,b]	361,290	8,031,477
Goldman Sachs Group Inc. (The), 6.13%[a]	3,263,828	85,838,676
Goldman Sachs Group Inc. (The), 6.50%[a]	1,461,061	39,711,638
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	28,503,089
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	35,346,174
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	56,695,942

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

HSBC Holdings PLC, 6.20%	3,619,480	$91,464,260
HSBC Holdings PLC, 8.00%	9,460,807	267,267,798
HSBC Holdings PLC, 8.13%	5,488,433	141,272,265
HSBC USA Inc. Series D, 4.50%[a,b]	281,506	7,167,143
HSBC USA Inc. Series F, 3.50%[a,b]	1,689,955	37,550,800
HSBC USA Inc. Series G, 4.00%[b]	1,549,991	36,068,291
HSBC USA Inc. Series H, 6.50%	939,602	23,837,703
J.P. Morgan Chase & Co. Series J, 8.63%	2,804,692	74,324,338
J.P. Morgan Chase Capital X, 7.00%[a]	2,673,185	68,647,391
J.P. Morgan Chase Capital XI, 5.88%	2,735,596	68,882,307
J.P. Morgan Chase Capital XII, 6.25%	1,018,123	26,013,043
J.P. Morgan Chase Capital XIV, 6.20%[a]	1,528,384	39,004,360
J.P. Morgan Chase Capital XVI, 6.35%	1,277,443	32,459,827
J.P. Morgan Chase Capital XIX, 6.63%	1,435,535	36,261,614
J.P. Morgan Chase Capital XXIV, 6.88%	1,759,808	44,892,702
J.P. Morgan Chase Capital XXIX, 6.70%	3,814,294	99,171,644
Lloyds Banking Group PLC, 7.75%	2,169,711	59,037,836
M&T Capital Trust IV, 8.50%	983,501	25,266,141
Morgan Stanley Series A, 4.00%[a,b]	1,713,978	34,125,302
National Westminster Bank PLC Series C, 7.76%	454,942	11,396,297
PNC Financial Services Group Inc. (The) Series L, 9.88%[a,b,c]	376,131	9,922,336
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,749,519	102,999,287
Regions Financing Trust III, 8.88%	876,066	22,602,503
Royal Bank of Scotland Group PLC Series F, 7.65%[a]	381,887	9,463,160

Security	Shares	Value

Royal Bank of Scotland Group PLC Series H, 7.25%[a]	539,186	$13,253,192
Royal Bank of Scotland Group PLC Series L, 5.75%	1,224,398	27,157,148
Royal Bank of Scotland Group PLC Series M, 6.40%[a]	1,440,172	29,393,911
Royal Bank of Scotland Group PLC Series N, 6.35%[a]	1,374,075	28,196,019
Royal Bank of Scotland Group PLC Series P, 6.25%	484,349	10,035,711
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,289,015	27,095,095
Royal Bank of Scotland Group PLC Series R, 6.13%	491,165	10,245,702
Royal Bank of Scotland Group PLC Series S, 6.60%	1,649,496	33,996,113
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	3,194,801	72,490,035
Santander Finance Preferred SA Unipersonal, 6.80%[a]	493,363	12,210,734
Santander Finance Preferred SA Unipersonal, 10.50%[a]	2,055,566	55,500,282
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	639,772	10,786,556
TCF Financial Corp., 7.50%[a]	426,110	11,351,570
U.S. Bancorp, 3.50%[a,b]	2,480,302	59,601,657
U.S. Bancorp Series D, 7.88%	1,253,035	33,343,261
U.S. Bancorp Series F, 6.50%[b]	2,806,623	81,672,729
U.S. Bancorp Series G, 6.00%[b]	2,663,010	74,511,020
UBS Preferred Funding Trust IV Series D, 0.92%[b]	1,911,274	29,815,874
Wells Fargo & Co. Series J, 8.00%[a]	5,422,376	161,153,015
Wells Fargo Capital VII, 5.85%[a]	1,263,511	32,674,394
Wells Fargo Capital VIII, 5.63%	498,840	12,800,234
Wells Fargo Capital IX, 5.63%[a]	1,257,033	32,054,341
Wells Fargo Capital XII, 7.88%[a]	3,929,867	101,469,166
Zions BanCorp, 9.50%	1,822,661	47,699,038
Zions Capital Trust B, 8.00%	1,225,462	31,727,211

		4,658,357,541

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

COMPUTERS — 0.11%
Unisys Corp. Series A, 6.25%	184,009	$11,432,479

		11,432,479

DIVERSIFIED FINANCIAL SERVICES — 18.58%
Ameriprise Financial Inc., 7.75%	501,310	13,831,143
Capital One Capital II, 7.50%	1,041,584	26,883,283
Charles Schwab Corp. (The) Series B, 6.00%[a]	966,430	25,262,480
Citigroup Capital VII, 7.13%	2,196,820	55,645,451
Citigroup Capital VIII, 6.95%	2,827,650	71,143,674
Citigroup Capital IX, 6.00%	2,426,872	60,550,456
Citigroup Capital X, 6.10%	920,150	22,902,533
Citigroup Capital XI, 6.00%	1,146,887	28,477,204
Citigroup Capital XIII, 7.88%[a,b]	5,617,915	156,458,933
Citigroup Capital XIV, 6.88%	762,696	19,136,043
Citigroup Capital XV, 6.50%	1,556,235	39,045,936
Citigroup Capital XVI, 6.45%	2,585,932	64,519,003
Citigroup Capital XVII, 6.35%	1,757,360	43,810,985
Citigroup Capital XX, 7.88%	1,063,942	26,875,175
Credit Suisse (Guernsey) Ltd., 7.90%	3,813,941	98,933,630
General Electric Capital Corp., 5.88%[a]	1,885,812	48,691,666
General Electric Capital Corp., 6.00%	2,514,924	64,231,159
General Electric Capital Corp., 6.05%	1,509,159	38,664,654
General Electric Capital Corp., 6.10%[a]	2,515,353	65,701,020
General Electric Capital Corp., 6.45%[a]	1,254,673	33,085,727
General Electric Capital Corp., 6.50%[a]	733,938	19,933,756
General Electric Capital Corp., 6.63%[a]	2,498,079	66,823,613
HSBC Finance Corp., 6.36%	1,588,511	39,855,741
Merrill Lynch Capital Trust I, 6.45%[a,b]	1,992,088	49,602,991
Merrill Lynch Capital Trust II, 6.45%[b]	1,779,819	44,299,695

Security	Shares	Value

Merrill Lynch Capital Trust III, 7.00%	1,392,541	$34,911,003
Merrill Lynch Capital Trust III, 7.38%[a]	1,416,244	35,675,186
Merrill Lynch Capital Trust IV, 7.12%	731,126	18,322,018
Merrill Lynch Capital Trust V, 7.28%	1,567,858	39,353,236
Morgan Stanley Capital Trust III, 6.25%	2,655,828	66,050,442
Morgan Stanley Capital Trust IV, 6.25%[a]	1,557,217	38,759,131
Morgan Stanley Capital Trust V, 5.75%[a]	1,252,092	30,864,068
Morgan Stanley Capital Trust VI, 6.60%[a]	2,292,654	57,614,395
Morgan Stanley Capital Trust VII, 6.60%[a]	2,785,502	69,359,000
Morgan Stanley Capital Trust VIII, 6.45%	2,071,624	51,231,262
Omnicare Capital Trust II Series B, 4.00%	411,922	19,166,731
Raymond James Financial Inc., 6.90%	873,968	23,999,161
RBS Capital Funding Trust V Series E, 5.90%	3,450,392	60,726,899
RBS Capital Funding Trust VII Series G, 6.08%	4,738,434	84,865,353
SLM Corp., 3.66%[b]	512,006	12,492,946
SLM Corp., 6.00%	753,548	17,987,191
Stifel Financial Corp., 6.70%[a]	434,021	11,531,938

		1,897,275,911

ELECTRIC — 4.19%
American Electric Power Co. Inc., 8.75%	785,055	21,157,232
Constellation Energy Group Inc., 8.63%	1,124,276	29,411,060
Dominion Resources Inc., 8.38%	1,722,847	47,981,289
DTE Energy Co., 6.50%	705,320	19,763,066
Entergy Arkansas Inc., 5.75%	564,214	15,617,444
Entergy Louisiana LLC, 5.88%	367,969	10,244,257

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

Entergy Louisiana LLC, 6.00%	473,134	$13,664,110
Entergy Mississippi Inc., 6.00%	371,690	10,411,037
Entergy Texas Inc., 7.88%	370,404	10,660,227
FPL Group Capital Trust I, 5.88%[a]	761,118	19,720,567
Gulf Power Co., 5.75%	300,960	8,508,139
NextEra Energy Capital Holdings Inc. Series A, 6.60%[a]	872,695	22,594,074
NextEra Energy Capital Holdings Inc. Series F, 8.75%	934,299	25,739,937
NextEra Energy Capital Holdings Inc. Series G, 5.70%	986,263	26,481,162
NextEra Energy Capital Holdings Inc. Series H, 5.63%	868,969	22,853,885
PPL Corp., 8.75%	1,221,224	66,800,953
SCE Trust I, 5.63%	1,178,217	30,727,899
Xcel Energy Inc., 7.60%	1,000,720	25,848,598

		428,184,936

HOLDING COMPANIES — DIVERSIFIED — 0.71%
Allied Capital Corp., 6.88%	610,759	15,268,975
Ares Capital Corp., 7.00%	358,546	9,519,396
Ares Capital Corp., 7.75%[a]	520,343	13,861,938
Kayne Anderson MLP Investment Co. Series E, 4.25%[a]	298,008	7,536,622
KKR Financial Holdings LLC, 7.50%	295,588	8,090,244
KKR Financial Holdings LLC, 8.38%[a]	657,955	18,685,922

		72,963,097

HOME BUILDERS — 0.10%
PulteGroup Inc., 7.38%[a]	386,972	9,941,311

		9,941,311

INSURANCE — 14.48%
Aegon NV, 4.00%[b]	506,293	11,963,704
Aegon NV, 6.38%	2,515,732	63,572,548
Aegon NV, 6.50%[a]	1,248,997	31,062,555

Security	Shares	Value

Aegon NV, 6.88%	1,394,051	$34,920,978
Aegon NV, 7.25%[a]	2,646,223	67,028,829
Aegon NV, 8.00%	1,317,705	35,446,265
American Financial Group Inc., 6.38%	572,198	14,962,978
American Financial Group Inc., 7.00%[a]	332,304	9,125,068
American International Group Inc., 6.45%[b]	1,910,601	47,841,449
American International Group Inc., 7.70%[b]	2,788,373	70,490,069
Arch Capital Group Ltd., 6.75%	807,342	21,556,031
Aspen Insurance Holdings Ltd., 7.25%[a]	391,521	10,238,274
Assured Guaranty Municipal Holdings Inc., 6.25%	575,623	14,396,331
Aviva PLC, 8.25%	1,048,510	29,159,063
Axis Capital Holdings Ltd., 7.25%	543,127	13,898,620
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,002,302	26,961,924
Endurance Specialty Holdings Ltd., 7.50%	605,509	15,846,171
Endurance Specialty Holdings Ltd., 7.75%	501,521	13,290,307
Everest Re Capital Trust II Series B, 6.20%	805,459	20,217,021
Hartford Financial Services Group Inc., 7.25%[a]	1,454,423	27,779,479
Hartford Financial Services Group Inc., 7.88%[b]	1,493,702	41,808,719
ING Groep NV, 6.13%	1,774,046	41,477,195
ING Groep NV, 6.20%	1,277,328	30,093,848
ING Groep NV, 6.38%	2,619,939	62,642,741
ING Groep NV, 7.05%	2,011,217	50,320,649
ING Groep NV, 7.20%	2,767,450	69,186,250
ING Groep NV, 7.38%	3,767,977	93,935,667
ING Groep NV, 8.50%	5,026,102	131,683,872
Maiden Holdings North America Ltd., 8.00%	248,838	6,643,975
MetLife Inc., 4.00%[a,b]	1,622,717	40,438,108
MetLife Inc., 6.50%	3,804,433	97,926,105

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

Montpelier Re Holdings Ltd., 8.88%[a]	380,444	$10,157,855
PartnerRe Ltd., 6.75%	758,438	19,180,897
PartnerRe Ltd., 7.25%	961,313	26,339,976
Phoenix Companies Inc. (The), 7.45%[a]	650,331	15,770,527
Protective Life Corp., 6.25%	710,344	18,305,565
Protective Life Corp., 8.00%[a]	312,494	7,377,983
Prudential Financial Inc., 9.00%	2,294,338	59,928,109
Prudential PLC, 6.50%	753,352	19,172,808
Prudential PLC, 6.75%	692,251	17,610,865
RenaissanceRe Holdings Ltd., 6.08%	629,228	15,799,915
RenaissanceRe Holdings Ltd. Series D, 6.60%	896,957	22,791,677

		1,478,350,970

MINING — 0.48%
AngloGold Ashanti Holdings Finance PLC, 6.00%	1,021,704	42,492,669
Molycorp Inc. Series A, 5.50%[a]	138,734	6,259,678

		48,752,347

OIL & GAS — 0.82%
Apache Corp., 6.00%	1,591,329	77,418,156
Magnum Hunter Resources Corp. Series C, 10.25%[a]	243,614	6,241,390

		83,659,546

REAL ESTATE INVESTMENT TRUSTS — 8.29%
Alexandria Real Estate Equities Inc. Series E, 6.45%[a]	321,991	8,584,280
American Capital Agency Corp., 8.00%	429,206	11,180,816
Annaly Capital Management Inc. Series C, 7.63%	746,751	19,221,371
Ashford Hospitality Trust Inc. Series D, 8.45%	583,915	14,796,406
Ashford Hospitality Trust Inc. Series E, 9.00%	287,061	7,713,329
Brandywine Realty Trust Series E, 6.90%[a]	236,514	6,215,588
Capstead Mortgage Corp. Series B, 1.26%	1,262,987	19,702,597

Security	Shares	Value

CBL & Associates Properties Inc. Series D, 7.38%	1,154,911	$29,242,346
Colony Financial Inc. Series A, 8.50%	384,585	9,922,293
CommonWealth REIT, 7.50%	379,533	8,311,773
CommonWealth REIT Series D, 6.50%	1,119,064	26,286,813
CommonWealth REIT Series E, 7.25%	693,077	18,061,587
Corporate Office Properties Trust Series L, 7.38%	431,307	11,114,781
Digital Realty Trust Inc., 7.00%	733,921	19,632,387
Digital Realty Trust Inc. Series F, 6.63%[a]	435,599	11,478,034
DuPont Fabros Technology Inc. Series B, 7.63%	390,737	10,526,455
FelCor Lodging Trust Inc. Series C, 8.00%	421,558	11,276,676
Health Care REIT Inc. Series I, 6.50%	912,713	50,308,740
Health Care REIT Inc. Series J, 6.50%	717,709	19,062,351
Hersha Hospitality Trust Series B, 8.00%	288,113	7,459,246
Hospitality Properties Trust Series C, 7.00%[a]	684,505	17,468,568
Hospitality Properties Trust Series D, 7.13%	712,524	19,174,021
Kilroy Realty Corp. Series G, 6.88%	248,232	6,454,032
Kimco Realty Corp. Series G, 7.75%[a]	1,287,093	32,730,775
Kimco Realty Corp. Series H, 6.90%	434,274	12,064,132
Kimco Realty Corp. Series I, 6.00%	1,009,359	26,102,024
MFA Financial Inc., 8.00%	249,765	6,488,895
National Retail Properties Inc. Series D, 6.63%	721,526	18,925,627
NorthStar Realty Finance Corp. Series B, 8.25%	565,692	13,282,448
Pennsylvania Real Estate Investment Trust, 8.25%	286,282	7,549,256

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2012

Security	Shares	Value

PS Business Parks Inc. Series S, 6.45%	574,285	$15,402,324
PS Business Parks Inc. Series T, 6.00%	872,031	22,411,197
Public Storage, 5.90%	1,146,701	30,433,444
Public Storage, 6.35%	1,219,878	33,388,061
Public Storage, 6.88%	360,180	10,074,235
Public Storage Series P, 6.50%[a]	311,353	8,527,959
Public Storage Series Q, 6.50%[a]	951,211	26,396,105
Public Storage Series T, 5.75%	1,160,335	30,447,190
Public Storage Series U, 5.63%[a]	718,476	18,666,006
Realty Income Corp. Series F, 6.63%	1,016,805	27,067,349
Regency Centers Corp. Series 6, 6.63%	620,158	16,589,226
Vornado Realty LP, 7.88%	1,156,320	31,740,984
Vornado Realty Trust, 6.88%	616,890	17,050,840
Vornado Realty Trust Series K, 5.70%	200,000	5,010,000
Wachovia Preferred Funding Corp., 7.25%	1,886,913	51,078,735
Weingarten Realty Investors Series F, 6.50%	876,111	22,139,325

		846,760,627

SAVINGS & LOANS — 0.25%
First Niagara Financial Group Inc. Series B, 8.63%[b]	874,876	25,590,123

		25,590,123

TELECOMMUNICATIONS — 2.01%
Qwest Corp., 7.00%[a]	1,273,622	33,878,345
Qwest Corp., 7.00%	995,825	26,269,864
Qwest Corp., 7.38%	1,678,421	45,115,956
Qwest Corp., 7.50%	1,467,043	39,434,116
Telephone & Data Systems Inc., 6.88%	568,545	15,600,875
Telephone & Data Systems Inc., 7.00%[a]	759,764	20,665,581
United States Cellular Corp., 6.95%	874,055	23,922,885

		204,887,622

Security	Shares	Value

TRANSPORTATION — 0.24%
Seaspan Corp. Series C, 9.50%	878,087	$24,691,806

		24,691,806

TOTAL PREFERRED STOCKS
(Cost: $9,742,445,779)		10,120,996,642

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,d,e]	150,188,745	150,188,745
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	10,576,277	10,576,277
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	58,434,387	58,434,387

		219,199,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219,199,409)		219,199,409

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $9,961,645,188)		10,340,196,051
Other Assets, Less Liabilities — (1.26)%		(128,248,810)

NET ASSETS — 100.00%		$10,211,947,241

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 65.57%
Acorda Therapeutics Inc.[a]	365,572	$9,362,299
Affymax Inc.[a]	395,551	8,330,304
Alexion Pharmaceuticals Inc.[a]	1,868,030	213,702,632
Alnylam Pharmaceuticals Inc.[a]	493,364	9,270,310
AMAG Pharmaceuticals Inc.[a]	203,882	3,616,867
Amarin Corp. PLC ADR[a,b]	1,148,638	14,472,839
Amgen Inc.	2,244,708	189,273,779
Arena Pharmaceuticals Inc.[a,b]	1,592,189	13,247,012
ARIAD Pharmaceuticals Inc.[a,b]	1,513,179	36,656,761
ArQule Inc.[a]	404,180	2,065,360
Astex Pharmaceuticals Inc.[a,b]	902,034	2,769,244
BioCryst Pharmaceuticals Inc.[a]	458,869	1,945,605
Biogen Idec Inc.[a]	844,488	126,022,944
Celgene Corp.[a]	1,745,134	133,328,238
Celldex Therapeutics Inc.[a]	564,654	3,557,320
Cubist Pharmaceuticals Inc.[a,b]	695,351	33,154,336
Curis Inc.[a,b]	720,029	2,980,920
Dendreon Corp.[a,b]	1,228,425	5,933,293
Enzon Pharmaceuticals Inc.[a,b]	562,350	3,913,956
Exelixis Inc.[a,b]	2,247,065	10,830,853
Geron Corp.[a,b]	1,531,305	2,603,218
Gilead Sciences Inc.[a]	2,431,079	161,253,470
GTx Inc.[a]	609,484	2,791,437
Halozyme Therapeutics Inc.[a,b]	1,065,990	8,058,884
Illumina Inc.[a,b]	1,035,875	49,929,175
ImmunoGen Inc.[a,b]	597,251	8,719,865
Immunomedics Inc.[a,b]	730,198	2,562,995
Incyte Corp.[a,b]	1,390,349	25,095,799
InterMune Inc.[a,b]	933,744	8,375,684
Lexicon Pharmaceuticals Inc.[a,b]	4,474,612	10,381,100
Life Technologies Corp.[a]	704,420	34,432,050
Ligand Pharmaceuticals Inc. Class Ba,b	206,163	3,535,695
Maxygen Inc.	246,753	651,428
Medicines Co. (The)[a]	358,654	9,256,860
Momenta Pharmaceuticals Inc.[a,b]	505,457	7,364,508
Myriad Genetics Inc.[a,b]	713,040	19,244,950
Novavax Inc.[a,b]	1,270,919	2,745,185
NPS Pharmaceuticals Inc.[a,b]	730,591	6,757,967
Omeros Corp.[a]	242,987	2,284,078

Security	Shares	Value

Oncothyreon Inc.[a,b]	519,924	$2,672,409
Pacific Biosciences of California Inc.[a]	522,038	955,330
PDL BioPharma Inc.[b]	994,474	7,647,505
Regeneron Pharmaceuticals Inc.[a,b]	1,282,585	195,799,426
Sangamo BioSciences Inc.[a,b]	482,593	2,934,165
Seattle Genetics Inc.[a,b]	1,036,659	27,937,960
Sequenom Inc.[a,b]	1,107,549	3,909,648
Sinovac Biotech Ltd.[a,b]	513,040	1,292,861
Spectrum Pharmaceuticals Inc.[a,b]	582,369	6,813,717
Trius Therapeutics Inc.[a]	352,910	2,057,465
United Therapeutics Corp.[a,b]	551,321	30,807,817
Vertex Pharmaceuticals Inc.[a]	1,913,098	107,037,833
Vical Inc.[a,b]	816,372	3,526,727

		1,583,872,083
COMMERCIAL SERVICES — 0.17%
AVEO Pharmaceuticals Inc.[a,b]	397,833	4,141,442

		4,141,442
HEALTH CARE — PRODUCTS — 2.60%
Affymetrix Inc.[a]	591,650	2,561,844
Cerus Corp.[a]	518,547	1,763,060
Genomic Health Inc.[a,b]	296,481	10,284,926
Luminex Corp.[a,b]	396,209	7,702,303
QIAGEN NVa	1,313,674	24,316,106
TECHNE Corp.	224,829	16,174,198

		62,802,437
PHARMACEUTICALS — 31.64%
Achillion Pharmaceuticals Inc.[a]	740,180	7,705,274
Akorn Inc.[a,b]	952,503	12,592,090
Alkermes PLC[a]	1,063,832	22,074,514
Amicus Therapeutics Inc.[a]	430,883	2,240,592
Array BioPharma Inc.[a]	583,069	3,416,784
Auxilium Pharmaceuticals Inc.[a]	444,694	10,877,215
AVANIR Pharmaceuticals Inc. Class Aa,b	1,232,879	3,945,213
BioMarin Pharmaceutical Inc.[a,b]	1,391,653	56,041,866
Cadence Pharmaceuticals Inc.[a,b]	785,524	3,079,254
Cytori Therapeutics Inc.[a,b]	537,793	2,371,667
Depomed Inc.[a,b]	456,701	2,699,103
Dyax Corp.[a,b]	1,042,666	2,710,932
Endo Health Solutions Inc.[a]	528,731	16,771,347
Endocyte Inc.[a,b]	311,013	3,100,800

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2012

Security	Shares	Value

Grifols SA ADR[a]	761,367	$17,382,009
Hi-Tech Pharmacal Co. Inc.[a]	125,719	4,162,556
Idenix Pharmaceuticals Inc.[a,b]	1,122,655	5,130,533
Impax Laboratories Inc.[a]	710,887	18,454,627
Infinity Pharmaceuticals Inc.[a]	283,503	6,676,496
Ironwood Pharmaceuticals Inc. Class Aa	681,923	8,714,976
Isis Pharmaceuticals Inc.[a,b]	905,388	12,738,809
Jazz Pharmaceuticals PLC[a]	467,796	26,669,050
MannKind Corp.[a,b]	2,123,123	6,114,594
MAP Pharmaceuticals Inc.[a,b]	319,184	4,969,695
Medivation Inc.[a,b]	694,632	39,149,460
Mylan Inc.[a]	2,634,756	64,288,046
Nektar Therapeutics[a,b]	1,318,493	14,081,505
Neurocrine Biosciences Inc.[a]	338,777	2,703,440
Obagi Medical Products Inc.[a,b]	185,029	2,296,210
Onyx Pharmaceuticals Inc.[a,b]	829,284	70,074,498
Optimer Pharmaceuticals Inc.[a,b]	435,113	6,143,796
Orexigen Therapeutics Inc.[a,b]	630,626	3,600,874
Osiris Therapeutics Inc.[a,b]	322,766	3,566,564
Pacira Pharmaceuticals Inc.[a,b]	273,046	4,751,000
Pain Therapeutics Inc.[a]	335,422	1,693,881
Perrigo Co.[b]	848,618	98,583,953
Progenics Pharmaceuticals Inc.[a,b]	356,331	1,022,670
QLT Inc.[a]	401,558	3,128,137
Questcor Pharmaceuticals Inc.[a,b]	606,104	11,212,924
Raptor Pharmaceutical Corp.[a,b]	453,588	2,521,949
Rigel Pharmaceuticals Inc.[a]	714,633	7,324,988
Sagent Pharmaceuticals Inc.[a,b]	249,533	3,980,051
Salix Pharmaceuticals Ltd.[a]	600,029	25,405,228
Santarus Inc.[a]	640,094	5,684,035
Sarepta Therapeutics Inc.[a,b]	214,191	3,326,386
Savient Pharmaceuticals Inc.[a,b]	643,868	1,603,231
SciClone Pharmaceuticals Inc.[a,b]	480,934	2,669,184
Shire PLC SP ADR	393,708	34,921,900
SIGA Technologies Inc.[a,b]	520,911	1,666,915
Synta Pharmaceuticals Corp.[a,b]	604,423	4,605,703
Targacept Inc.[a,b]	322,103	1,575,084
Theravance Inc.[a,b]	956,187	24,774,805
Vanda Pharmaceuticals Inc.[a,b]	262,672	1,058,568
ViroPharma Inc.[a]	619,157	18,710,925
VIVUS Inc.[a,b]	767,419	13,675,407

Security	Shares	Value

Warner Chilcott PLC Class A	1,432,221	$19,334,984
XenoPort Inc.[a]	408,453	4,680,871

		764,457,168

TOTAL COMMON STOCKS
(Cost: $2,468,914,588)		2,415,273,130

SHORT-TERM INVESTMENTS — 17.18%

MONEY MARKET FUNDS — 17.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	386,975,465	386,975,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	27,250,774	27,250,774
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	782,792	782,792

		415,009,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,009,031)		415,009,031

TOTAL INVESTMENTS IN SECURITIES — 117.16%
(Cost: $2,883,923,619)		2,830,282,161
Other Assets, Less Liabilities — (17.16)%		(414,588,072)

NET ASSETS — 100.00%		$2,415,694,089

ADR  —  American Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$105,841,265	$9,629,123,161	$2,468,914,588
Affiliated (Note 2)	1,556,184	332,522,027	415,009,031

Total cost of investments	$107,397,449	$9,961,645,188	$2,883,923,619

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$110,993,961	$10,008,075,019	$2,415,273,130
Affiliated (Note 2)	1,556,184	332,121,032	415,009,031

Total fair value of investments	112,550,145	10,340,196,051	2,830,282,161
Foreign currencies, at value[b]	325,528	—	—
Cash	—	287	—
Receivables:
Investment securities sold	—	—	27,725
Due from custodian (Note 4)	—	22,312	—
Dividends and interest	582,191	38,294,625	443,462
Capital shares sold	—	4,795,522	108,315

Total Assets	113,457,864	10,383,308,797	2,830,861,663

LIABILITIES
Payables:
Investment securities purchased	—	5,604,703	—
Collateral for securities on loan (Note 5)	1,519,631	160,765,022	414,226,239
Capital shares redeemed	—	1,030,936	—
Securities related to in-kind transactions (Note 4)	—	—	27,725
Investment advisory fees (Note 2)	50,299	3,960,895	913,610

Total Liabilities	1,569,930	171,361,556	415,167,574

NET ASSETS	$111,887,934	$10,211,947,241	$2,415,694,089

Net assets consist of:
Paid-in capital	$106,459,744	$9,827,583,542	$2,621,817,610
Undistributed (distributions in excess of) net investment income	327,287	66,533,294	(3,165,339)
Accumulated net realized loss	(58,240)	(60,720,458)	(149,316,724)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,159,143	378,550,863	(53,641,458)

NET ASSETS	$111,887,934	$10,211,947,241	$2,415,694,089

Shares outstanding[c]	4,200,000	256,650,000	16,950,000

Net asset value per share	$26.64	$39.79	$142.52

[a]	Securities on loan with values of $1,443,469, $153,712,682 and $409,030,474, respectively. See Note 5.
[b]	Cost of foreign currencies: $326,305, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,248,669	$319,361,487	$8,550,361
Dividends — affiliated (Note 2)	—	1,899,144	—
Interest — affiliated (Note 2)	35	20,274	509
Securities lending income — affiliated (Note 2)	3,851	3,930,342	1,879,200

Total investment income	2,252,555	325,211,247	10,430,070

EXPENSES
Investment advisory fees (Note 2)	284,870	21,961,869	4,845,218

Total expenses	284,870	21,961,869	4,845,218

Net investment income	1,967,685	303,249,378	5,584,852

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	29,624	8,314,156	(79,435,007)
Investments — affiliated (Note 2)	—	(865,059)	—
In-kind redemptions — unaffiliated	—	20,740,732	200,858,261
In-kind redemptions — affiliated (Note 2)	—	49,740	—
Foreign currency transactions	12,130	—	—

Net realized gain	41,754	28,239,569	121,423,254

Net change in unrealized appreciation/depreciation on:
Investments	3,461,147	157,436,600	164,128,774
Translation of assets and liabilities in foreign currencies	916	—	—

Net change in unrealized appreciation/depreciation	3,462,063	157,436,600	164,128,774

Net realized and unrealized gain	3,503,817	185,676,169	285,552,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,471,502	$488,925,547	$291,136,880

[a]	Net of foreign withholding tax of $284,259, $ — and $132,944, respectively.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P International Preferred Stock Index Fund		iShares S&P U.S. Preferred Stock Index Fund
	Six months ended September 30, 2012 (Unaudited)	Period from November 15, 2011[a] to March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,967,685	$1,071,812	$303,249,378	$501,610,812
Net realized gain	41,754	25,427	28,239,569	74,598,607
Net change in unrealized appreciation/depreciation	3,462,063	1,697,080	157,436,600	(306,098,424)

Net increase in net assets resulting from operations	5,471,502	2,794,319	488,925,547	270,110,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,305,589)	(435,703)	(276,607,751)	(466,143,468)

Total distributions to shareholders	(2,305,589)	(435,703)	(276,607,751)	(466,143,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,881,018	96,008,455	1,770,152,212	2,880,901,842
Cost of shares redeemed	—	(2,526,068)	(209,017,886)	(1,336,364,664)

Net increase in net assets from capital share transactions	12,881,018	93,482,387	1,561,134,326	1,544,537,178

INCREASE IN NET ASSETS	16,046,931	95,841,003	1,773,452,122	1,348,504,705

NET ASSETS
Beginning of period	95,841,003	—	8,438,495,119	7,089,990,414

End of period	$111,887,934	$95,841,003	$10,211,947,241	$8,438,495,119

Undistributed net investment income included in net assets at end of period	$327,287	$665,191	$66,533,294	$39,891,667

SHARES ISSUED AND REDEEMED
Shares sold	500,000	3,800,000	45,300,000	74,650,000
Shares redeemed	—	(100,000)	(5,400,000)	(36,650,000)

Net increase in shares outstanding	500,000	3,700,000	39,900,000	38,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,584,852	$468,601
Net realized gain	121,423,254	268,358,038
Net change in unrealized appreciation/depreciation	164,128,774	31,494,343

Net increase in net assets resulting from operations	291,136,880	300,320,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,629,941)	(589,910)

Total distributions to shareholders	(8,629,941)	(589,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,613,551,547	2,558,061,326
Cost of shares redeemed	(1,318,191,338)	(2,497,362,609)

Net increase in net assets from capital share transactions	295,360,209	60,698,717

INCREASE IN NET ASSETS	577,867,148	360,429,789

NET ASSETS
Beginning of period	1,837,826,941	1,477,397,152

End of period	$2,415,694,089	$1,837,826,941

Distributions in excess of net investment income included in net assets at end of period	$(3,165,339)	$(120,250)

SHARES ISSUED AND REDEEMED
Shares sold	12,450,000	24,150,000
Shares redeemed	(10,400,000)	(24,000,000)

Net increase in shares outstanding	2,050,000	150,000

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P International Preferred Stock Index Fund

	Six months ended Sep. 30, 2012 (Unaudited)	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$25.90	$24.80

Income from investment operations:
Net investment income[b]	0.49	0.50
Net realized and unrealized gain[c]	0.84	0.81

Total from investment operations	1.33	1.31

Less distributions from:
Net investment income	(0.59)	(0.21)

Total distributions	(0.59)	(0.21)

Net asset value, end of period	$26.64	$25.90

Total return	5.24%[d]	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,888	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.80%	5.22%
Portfolio turnover rate[f]	38%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$38.93	$39.66	$38.73	$22.69	$42.30	$50.06

Income from investment operations:
Net investment income[a]	1.29	2.53	2.78	2.54	2.90	3.27
Net realized and unrealized gain (loss)[b]	0.76	(0.90)	1.06	16.37	(19.74)	(8.15)

Total from investment operations	2.05	1.63	3.84	18.91	(16.84)	(4.88)

Less distributions from:
Net investment income	(1.19)	(2.36)	(2.91)	(2.87)	(2.77)	(2.88)

Total distributions	(1.19)	(2.36)	(2.91)	(2.87)	(2.77)	(2.88)

Net asset value, end of period	$39.79	$38.93	$39.66	$38.73	$22.69	$42.30

Total return	5.38%[c]	4.47%	10.41%	86.53%	(41.31)%	(9.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,211,947	$8,438,495	$7,089,990	$4,043,351	$1,237,671	$171,304
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	6.62%	6.66%	7.15%	7.29%	10.87%	7.23%
Portfolio turnover rate[e]	17%	16%	33%	41%	12%	24%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$123.34	$100.16	$90.93	$66.32	$75.94	$75.80

Income from investment operations:
Net investment income (loss)[a]	0.36	0.03	0.43	(0.06)	0.06	(0.09)
Net realized and unrealized gain (loss)[b]	19.35	23.19	9.31	24.67	(9.50)	0.32

Total from investment operations	19.71	23.22	9.74	24.61	(9.44)	0.23

Less distributions from:
Net investment income	(0.53)	(0.04)	(0.51)	—	(0.18)	—
Return of capital	—	—	—	—	—	(0.09)

Total distributions	(0.53)	(0.04)	(0.51)	—	(0.18)	(0.09)

Net asset value, end of period	$142.52	$123.34	$100.16	$90.93	$66.32	$75.94

Total return	15.99%[c]	23.19%	10.79%	37.10%	(12.47)%	0.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,415,694	$1,837,827	$1,477,397	$1,614,091	$1,296,500	$1,344,161
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.55%	0.03%	0.49%	(0.08)%	0.08%	(0.11)%
Portfolio turnover rate[e]	11%	19%	13%	11%	11%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P International Preferred Stock	Non-diversified
S&P U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P International Preferred Stock Index Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P International Preferred Stock	0.55%
Nasdaq Biotechnology	0.48

Effective June 30, 2012, for its investment advisory services to the iShares S&P U.S. Preferred Stock Index Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.456% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P International Preferred Stock	$2,073
S&P U.S. Preferred Stock	2,116,338
Nasdaq Biotechnology	1,011,877

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P U.S. Preferred Stock
PNC Capital Trust D	490,274	28,272	(518,546)	—	$—	$88,109	$(106,979)
PNC Capital Trust E	1,410,262	194,350	(1,604,612)	—	—	1,086,667	(718,293)
PNC Financial Services Group Inc. (The) Series L	96,364	286,706	(6,939)	376,131	9,922,336	290,040	2,280
PNC Financial Services Group Inc. (The) Series P	—	3,770,839	(21,320)	3,749,519	102,999,287	434,328	7,673

					$112,921,623	$1,899,144	$(815,319)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P International Preferred Stock	$40,747,763	$39,072,003
S&P U.S. Preferred Stock	1,691,812,693	1,567,255,853
Nasdaq Biotechnology	216,389,830	217,742,764

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P International Preferred Stock	$11,516,499	$—
S&P U.S. Preferred Stock	1,626,293,740	191,779,528
Nasdaq Biotechnology	1,603,634,466	1,309,624,537

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P U.S. Preferred Stock	$35,453,671	$—	$—	$—	$—	$—	$36,566,326	$—	$72,019,997
Nasdaq Biotechnology	4,295,841	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	236,980,928

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P International Preferred Stock	$107,461,436	$5,159,838	$(71,129)	$5,088,709
S&P U.S. Preferred Stock	9,978,585,218	542,475,282	(180,864,449)	361,610,833
Nasdaq Biotechnology	2,898,381,163	226,221,239	(294,320,241)	(68,099,002)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

I. iShares S&P International Preferred Stock Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the sub-advisory agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group. The Board noted that BFA pays the sub-advisory fees to BIL, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	35

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL over prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	37

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

II. iShares S&P U.S. Preferred Stock Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	39

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.
III. iShares Nasdaq Biotechnology Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	41

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	43

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P International Preferred Stock	$0.58599	$—	$—	$0.58599	100%	—%	—%	100%
S&P U.S. Preferred Stock	1.01938	—	0.17161	1.19099	86	—	14	100

SUPPLEMENTAL INFORMATION	45

Notes:

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-39-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Core S&P 500 ETF  |  IVV  |  NYSE Arca

iShares Core S&P Mid-Cap ETF  |  IJH  |  NYSE Arca

iShares Core S&P Small-Cap ETF  |  IJR  |  NYSE Arca

iShares Core S&P Total U.S. Stock Market ETF  |  ITOT  |  NYSE Arca

Fund Performance Overview

iSHARES® CORE S&P 500 ETF

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.06%	29.94%	30.20%	1.01%	0.99%	1.05%	7.94%	7.96%	8.01%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.06%	29.94%	30.20%	5.16%	5.04%	5.37%	114.68%	115.12%	116.15%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”), formerly known as the iShares S&P 500 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 3.39%, net of fees, while the total return for the Index was 3.43%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.49%
Technology	15.06
Financial	15.01
Energy	11.36
Communications	11.36
Industrial	9.94
Consumer Cyclical	8.75
Utilities	3.43
Basic Materials	3.37
Diversified	0.03
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	4.85%
Exxon Mobil Corp.	3.27
General Electric Co.	1.86
Chevron Corp.	1.77
Microsoft Corp.	1.74
International Business Machines Corp.	1.73
AT&T Inc.	1.68
Google Inc. Class A	1.55
Procter & Gamble Co. (The)	1.48
Johnson & Johnson	1.47

TOTAL	21.40%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P MID-CAP ETF

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.35%	28.20%	28.54%	3.73%	3.71%	3.83%	10.62%	10.63%	10.77%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.35%	28.20%	28.54%	20.08%	20.00%	20.66%	174.32%	174.54%	178.05%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Core S&P Mid-Cap ETF (the “Fund”), formerly known as the iShares S&P MidCap 400 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.19%, net of fees, while the total return for the Index was 0.24%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	21.36%
Consumer Non-Cyclical	18.57
Industrial	17.76
Consumer Cyclical	13.54
Technology	8.38
Energy	5.45
Utilities	5.10
Communications	5.05
Basic Materials	4.63
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Vertex Pharmaceuticals Inc.	1.04%
Regeneron Pharmaceuticals Inc.	0.98
Equinix Inc.	0.85
AMETEK Inc.	0.74
HollyFrontier Corp.	0.72
Kansas City Southern Industries Inc.	0.72
Macerich Co. (The)	0.66
Church & Dwight Co. Inc.	0.65
PetSmart Inc.	0.64
SL Green Realty Corp.	0.62

TOTAL	7.62%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.24%	33.26%	33.35%	3.21%	3.23%	3.29%	10.61%	10.63%	10.74%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.24%	33.26%	33.35%	17.14%	17.21%	17.57%	174.12%	174.68%	177.39%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Core S&P Small-Cap ETF (the “Fund”), formerly known as the iShares S&P SmallCap 600 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.62%, net of fees, while the total return for the Index was 1.62%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	20.18%
Industrial	18.39
Consumer Non-Cyclical	18.29
Consumer Cyclical	16.61
Technology	10.21
Communications	4.56
Utilities	4.18
Basic Materials	3.98
Energy	3.85
Short-Term and Other Assets, Less Liabilities	(0.25)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Kilroy Realty Corp.	0.65%
Extra Space Storage Inc.	0.64
Cubist Pharmaceuticals Inc.	0.60
Tanger Factory Outlet Centers Inc.	0.60
United Natural Foods Inc.	0.56
Hain Celestial Group Inc.	0.56
ProAssurance Corp.	0.55
Mid-America Apartment Communities Inc.	0.53
Align Technology Inc.	0.52
Post Properties Inc.	0.51

TOTAL	5.72%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.88%	29.91%	30.18%	1.19%	1.18%	1.36%	4.98%	4.97%	5.16%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.88%	29.91%	30.18%	6.09%	6.02%	6.97%	52.59%	52.44%	54.92%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”), formerly known as the iShares S&P 1500 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500® (the “Index”). The Index is comprised of the S&P 500®, MidCap 400® and SmallCap 600®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 3.01%, net of fees, while the total return for the Index was 3.10%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.15%
Financial	15.70
Technology	14.36
Industrial	10.85
Energy	10.63
Communications	10.62
Consumer Cyclical	9.40
Utilities	3.59
Basic Materials	3.49
Diversified	0.03
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	4.29%
Exxon Mobil Corp.	2.90
General Electric Co.	1.65
Chevron Corp.	1.57
Microsoft Corp.	1.54
International Business Machines Corp.	1.53
AT&T Inc.	1.49
Google Inc. Class A	1.37
Procter & Gamble Co. (The)	1.31
Johnson & Johnson	1.30

TOTAL	18.95%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Core ETF	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P 500
Actual	$1,000.00	$1,033.90	0.09%	$0.48
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.09	0.48
S&P Mid-Cap
Actual	1,000.00	1,001.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P Small-Cap
Actual	1,000.00	1,016.20	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P Total U.S. Stock Market
Actual	1,000.00	1,030.10	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Summary Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$45,706,392	0.14%

		45,706,392	0.14
AEROSPACE & DEFENSE
United Technologies Corp.	2,064,329	161,616,317	0.51
Other securities[a]		354,595,439	1.12

		516,211,756	1.63
AGRICULTURE
Altria Group Inc.	5,002,621	167,037,515	0.53
Philip Morris International Inc.	4,148,379	373,105,207	1.17
Other securities[a]		116,463,518	0.37

		656,606,240	2.07
AIRLINES
Other securities[a]		15,991,332	0.05

		15,991,332	0.05
APPAREL
Other securities[a]		182,372,283	0.57

		182,372,283	0.57
AUTO MANUFACTURERS
Other securities[a]		127,362,577	0.40

		127,362,577	0.40
AUTO PARTS & EQUIPMENT
Other securities[a]		72,912,972	0.23

		72,912,972	0.23
BANKS
Bank of America Corp.	26,520,896	234,179,512	0.74
Citigroup Inc.	7,216,486	236,123,422	0.74
J.P. Morgan Chase & Co.	9,348,333	378,420,520	1.19
PNC Financial Services Group Inc. (The)[b]	1,302,860	82,210,466	0.26
U.S. Bancorp	4,664,089	159,978,253	0.50
Wells Fargo & Co.	12,088,919	417,430,373	1.31
Other securities[a]		652,519,946	2.06

		2,160,862,492	6.80
BEVERAGES
Coca-Cola Co. (The)	9,527,636	361,383,234	1.14

Security	Shares	Value	% of Net Assets

PepsiCo Inc.	3,829,829	$271,036,998	0.85%
Other securities[a]		140,418,348	0.44

		772,838,580	2.43
BIOTECHNOLOGY
Amgen Inc.	1,896,803	159,938,429	0.50
Other securities[a]		366,812,575	1.16

		526,751,004	1.66
BUILDING MATERIALS
Other securities[a]		13,270,277	0.04

		13,270,277	0.04
CHEMICALS
Other securities[a]		759,690,470	2.39

		759,690,470	2.39
COAL
Other securities[a]		35,125,713	0.11

		35,125,713	0.11
COMMERCIAL SERVICES
Other securities[a]		353,939,037	1.11

		353,939,037	1.11
COMPUTERS
Apple Inc.	2,306,845	1,539,265,395	4.85
EMC Corp.[c],d	5,164,701	140,841,396	0.44
International Business Machines Corp.	2,643,521	548,398,432	1.73
Other securities[a]		425,685,177	1.34

		2,654,190,400	8.36
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,777,987	470,121,178	1.48
Other securities[a]		170,893,145	0.54

		641,014,323	2.02
DISTRIBUTION & WHOLESALE
Other securities[a]		93,974,117	0.30

		93,974,117	0.30
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,427,095	138,004,622	0.43
BlackRock Inc.[b]	314,882	56,143,460	0.18
Visa Inc. Class A	1,286,248	172,717,381	0.54
Other securities[a]		348,189,351	1.10

		715,054,814	2.25

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$1,000,931,197	3.15%

		1,000,931,197	3.15
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		95,329,225	0.30

		95,329,225	0.30
ELECTRONICS
Other securities[a]		365,788,287	1.15

		365,788,287	1.15
ENGINEERING & CONSTRUCTION
Other securities[a]		36,055,894	0.11

		36,055,894	0.11
ENTERTAINMENT
Other securities[a]		8,632,842	0.03

		8,632,842	0.03
ENVIRONMENTAL CONTROL
Other securities[a]		73,693,597	0.23

		73,693,597	0.23
FOOD
Kraft Foods Inc. Class A	4,367,229	180,584,919	0.57
Other securities[a]		407,851,046	1.28

		588,435,965	1.85
FOREST PRODUCTS & PAPER
Other securities[a]		52,205,844	0.17

		52,205,844	0.17
GAS
Other securities[a]		87,742,454	0.28

		87,742,454	0.28
HAND & MACHINE TOOLS
Other securities[a]		41,870,451	0.13

		41,870,451	0.13
HEALTH CARE — PRODUCTS
Other securities[a]		563,966,804	1.78

		563,966,804	1.78
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	2,541,361	140,816,813	0.44
Other securities[a]		228,843,962	0.72

		369,660,775	1.16

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$11,128,299	0.04%

		11,128,299	0.04
HOME BUILDERS
Other securities[a]		40,964,979	0.13

		40,964,979	0.13
HOME FURNISHINGS
Other securities[a]		23,429,293	0.07

		23,429,293	0.07
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		114,288,478	0.36

		114,288,478	0.36
HOUSEWARES
Other securities[a]		13,612,564	0.04

		13,612,564	0.04
INSURANCE
Berkshire Hathaway Inc. Class Bc	4,512,876	398,035,663	1.25
Other securities[a]		800,721,409	2.52

		1,198,757,072	3.77
INTERNET
Amazon.com Inc.[c]	890,025	226,351,158	0.71
eBay Inc.[c]	2,854,165	138,170,128	0.43
Google Inc. Class Ac	651,853	491,823,089	1.55
Other securities[a]		216,769,850	0.69

		1,073,114,225	3.38
IRON & STEEL
Other securities[a]		58,892,991	0.19

		58,892,991	0.19
LEISURE TIME
Other securities[a]		63,846,080	0.20

		63,846,080	0.20
LODGING
Other securities[a]		93,081,162	0.29

		93,081,162	0.29
MACHINERY
Caterpillar Inc.	1,607,634	138,320,829	0.44
Other securities[a]		212,382,103	0.66

		350,702,932	1.10

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
3M Co.	1,565,160	$144,652,087	0.46%
General Electric Co.	25,984,196	590,101,091	1.86
Other securities[a]		345,170,587	1.08

		1,079,923,765	3.40
MEDIA
Comcast Corp. Class A	6,584,923	235,542,696	0.74
Walt Disney Co. (The)	4,415,526	230,843,699	0.73
Other securities[a]		606,768,399	1.91

		1,073,154,794	3.38
METAL FABRICATE & HARDWARE
Other securities[a]		58,417,898	0.18

		58,417,898	0.18
MINING
Other securities[a]		201,404,666	0.63

		201,404,666	0.63
MISCELLANEOUS — MANUFACTURING
Other securities[a]		10,718,854	0.03

		10,718,854	0.03
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		30,443,913	0.10

		30,443,913	0.10
OIL & GAS
Chevron Corp.	4,828,601	562,821,733	1.77
ConocoPhillips	2,988,836	170,901,642	0.54
Exxon Mobil Corp.	11,359,300	1,038,807,985	3.27
Occidental Petroleum Corp.	1,993,220	171,536,513	0.54
Other securities[a]		945,593,778	2.98

		2,889,661,651	9.10
OIL & GAS SERVICES
Schlumberger Ltd.	3,265,643	236,203,958	0.74
Other securities[a]		271,045,762	0.86

		507,249,720	1.60
PACKAGING & CONTAINERS
Other securities[a]		38,406,493	0.12

		38,406,493	0.12
PHARMACEUTICALS
Abbott Laboratories	3,861,957	264,775,772	0.83
Bristol-Myers Squibb Co.	4,131,843	139,449,701	0.44

Security	Shares	Value	% of Net Assets

Johnson & Johnson	6,784,778	$467,539,052	1.47%
Merck & Co. Inc.	7,494,999	338,024,455	1.06
Pfizer Inc.	18,381,567	456,781,940	1.44
Other securities[a]		574,054,068	1.81

		2,240,624,988	7.05
PIPELINES
Other securities[a]		175,303,899	0.55

		175,303,899	0.55
REAL ESTATE
Other securities[a]		13,633,176	0.04

		13,633,176	0.04
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		660,189,194	2.08

		660,189,194	2.08
RETAIL
CVS Caremark Corp.	3,130,859	151,596,193	0.48
Home Depot Inc. (The)	3,709,634	223,950,605	0.70
McDonald’s Corp.	2,481,639	227,690,378	0.72
Wal-Mart Stores Inc.	4,136,030	305,239,014	0.96
Other securities[a]		1,081,939,864	3.41

		1,990,416,054	6.27
SAVINGS & LOANS
Other securities[a]		19,881,795	0.06

		19,881,795	0.06
SEMICONDUCTORS
Intel Corp.	12,311,845	279,232,645	0.88
QUALCOMM Inc.	4,191,761	261,943,145	0.82
Other securities[a]		359,029,404	1.13

		900,205,194	2.83
SOFTWARE
Microsoft Corp.	18,567,571	552,942,264	1.74
Oracle Corp.	9,371,948	295,122,643	0.93
Other securities[a]		351,878,867	1.11

		1,199,943,774	3.78
TELECOMMUNICATIONS
AT&T Inc.	14,196,868	535,221,924	1.68
Cisco Systems Inc.	13,018,261	248,518,602	0.78
Verizon Communications Inc.	7,010,798	319,482,065	1.01

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$312,056,996	0.99%

		1,415,279,587	4.46
TEXTILES
Other securities[a]		11,007,420	0.04

		11,007,420	0.04
TOYS, GAMES & HOBBIES
Other securities[a]		40,689,666	0.13

		40,689,666	0.13
TRANSPORTATION
Union Pacific Corp.	1,165,485	138,343,069	0.44
Other securities[a]		337,528,618	1.06

		475,871,687	1.50

TOTAL COMMON STOCKS
(Cost: $31,983,401,176)		31,702,434,377	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,e,f]	685,966,238	685,966,238	2.16
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,e,f]	48,305,675	48,305,675	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,e]	200,463,980	200,463,980	0.63

		934,735,893	2.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $934,735,893)		934,735,893	2.94

TOTAL INVESTMENTS IN SECURITIES
(Cost: $32,918,137,069)		32,637,170,270	102.74
Other Assets, Less Liabilities		(870,341,187)	(2.74)

NET ASSETS		$31,766,829,083	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
832	E-mini S&P 500 (Dec. 2012)	Chicago Mercantile	$59,662,720	$74,147

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$21,536,307	0.18%

		21,536,307	0.18
AEROSPACE & DEFENSE
Other securities[a]		135,320,211	1.10

		135,320,211	1.10
AGRICULTURE
Other securities[a]		12,538,745	0.10

		12,538,745	0.10
AIRLINES
Other securities[a]		37,633,278	0.31

		37,633,278	0.31
APPAREL
Other securities[a]		144,496,440	1.18

		144,496,440	1.18
AUTO MANUFACTURERS
Other securities[a]		26,555,532	0.22

		26,555,532	0.22
BANKS
Other securities[a]		463,025,672	3.77

		463,025,672	3.77
BEVERAGES
Other securities[a]		32,421,980	0.26

		32,421,980	0.26
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	791,633	120,850,694	0.98
Vertex Pharmaceuticals Inc.[b]	2,280,581	127,598,507	1.04
Other securities[a]		71,507,145	0.59

		319,956,346	2.61
BUILDING MATERIALS
Other securities[a]		128,045,314	1.04

		128,045,314	1.04
CHEMICALS
Ashland Inc.	773,713	55,397,851	0.45
Valspar Corp. (The)	894,361	50,173,652	0.41
Other securities[a]		235,795,879	1.92

		341,367,382	2.78

Security	Shares	Value	% of Net Assets

COAL
Other securities[a]		$14,266,662	0.12%

		14,266,662	0.12
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	527,044	74,813,896	0.61
Other securities[a]		610,325,589	4.97

		685,139,485	5.58
COMPUTERS
Synopsys Inc.[b]	1,579,759	52,163,642	0.42
Other securities[a]		263,596,933	2.15

		315,760,575	2.57
DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	3,127,507	57,858,879	0.47
Other securities[a]		106,720,763	0.87

		164,579,642	1.34
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	542,775	66,761,325	0.54
Other securities[a]		187,874,931	1.53

		254,636,256	2.07
ELECTRIC
Alliant Energy Corp.	1,175,670	51,012,321	0.42
OGE Energy Corp.	1,042,051	57,792,148	0.47
Other securities[a]		323,893,926	2.64

		432,698,395	3.53
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	2,561,659	90,810,812	0.74
Energizer Holdings Inc.	682,273	50,904,389	0.41
Other securities[a]		89,444,462	0.73

		231,159,663	1.88
ELECTRONICS
Mettler-Toledo International Inc.[b,c]	328,281	56,050,698	0.46
Trimble Navigation Ltd.[b]	1,328,248	63,304,300	0.52
Other securities[a]		165,939,275	1.34

		285,294,273	2.32
ENGINEERING & CONSTRUCTION
Other securities[a]		141,798,317	1.16

		141,798,317	1.16

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

ENTERTAINMENT
Other securities[a]		$73,191,490	0.60%

		73,191,490	0.60
ENVIRONMENTAL CONTROL
Other securities[a]		76,270,291	0.62

		76,270,291	0.62
FOOD
Other securities[a]		230,310,558	1.88

		230,310,558	1.88
FOREST PRODUCTS & PAPER
Other securities[a]		29,711,995	0.24

		29,711,995	0.24
GAS
Other securities[a]		156,452,020	1.27

		156,452,020	1.27
HAND & MACHINE TOOLS
Other securities[a]		96,987,878	0.79

		96,987,878	0.79
HEALTH CARE — PRODUCTS
Henry Schein Inc.[b,c]	936,150	74,208,611	0.60
Hologic Inc.[b]	2,795,594	56,582,823	0.46
IDEXX Laboratories Inc.[b,c]	581,334	57,755,533	0.47
ResMed Inc.[c]	1,501,851	60,779,910	0.50
Other securities[a]		179,666,012	1.47

		428,992,889	3.50
HEALTH CARE — SERVICES
Other securities[a]		274,412,291	2.24

		274,412,291	2.24
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		16,836,047	0.14

		16,836,047	0.14
HOME BUILDERS
Toll Brothers Inc.[b,c]	1,585,770	52,695,137	0.43
Other securities[a]		87,752,624	0.71

		140,447,761	1.14
HOME FURNISHINGS
Other securities[a]		18,872,426	0.15

		18,872,426	0.15

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	1,472,856	$79,519,495	0.65%
Other securities[a]		91,403,993	0.74

		170,923,488	1.39
INSURANCE
Alleghany Corp.[b]	178,740	61,654,576	0.50
Everest Re Group Ltd.	548,886	58,708,847	0.48
Other securities[a]		438,350,665	3.57

		558,714,088	4.55
INTERNET
Equinix Inc.[b,c]	509,095	104,899,025	0.85
Rackspace Hosting Inc.[b,c]	1,147,346	75,828,097	0.62
Other securities[a]		93,075,092	0.76

		273,802,214	2.23
IRON & STEEL
Other securities[a]		108,497,822	0.88

		108,497,822	0.88
LEISURE TIME
Polaris Industries Inc.	674,713	54,564,040	0.44
Other securities[a]		28,903,612	0.24

		83,467,652	0.68
MACHINERY
Other securities[a]		271,754,763	2.21

		271,754,763	2.21
MANUFACTURING
Donaldson Co. Inc.	1,451,304	50,374,762	0.41
Other securities[a]		212,039,060	1.73

		262,413,822	2.14
MEDIA
Other securities[a]		125,811,194	1.02

		125,811,194	1.02
METAL FABRICATE & HARDWARE
Other securities[a]		76,271,385	0.62

		76,271,385	0.62
MINING
Royal Gold Inc.	621,632	62,076,172	0.51
Other securities[a]		26,094,789	0.21

		88,170,961	0.72

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

OFFICE FURNISHINGS
Other securities[a]		$24,326,601	0.20%

		24,326,601	0.20
OIL & GAS
Cimarex Energy Co.	909,691	53,262,408	0.43
HollyFrontier Corp.	2,149,288	88,701,116	0.72
Plains Exploration & Production Co.[b]	1,361,612	51,019,602	0.42
Other securities[a]		214,425,998	1.75

		407,409,124	3.32
OIL & GAS SERVICES
Oceaneering International Inc.	1,140,302	63,001,685	0.51
Other securities[a]		183,999,240	1.50

		247,000,925	2.01
PACKAGING & CONTAINERS
Rock-Tenn Co. Class A	747,248	53,936,361	0.44
Other securities[a]		107,534,253	0.88

		161,470,614	1.32
PHARMACEUTICALS
Other securities[a]		124,948,653	1.02

		124,948,653	1.02
REAL ESTATE
Other securities[a]		48,774,977	0.40

		48,774,977	0.40
REAL ESTATE INVESTMENT TRUSTS
Camden Property Trust[c]	885,351	57,096,286	0.47
Essex Property Trust Inc.[c]	385,700	57,176,168	0.47
Federal Realty Investment Trust[c]	677,880	71,380,764	0.58
Macerich Co. (The)	1,408,444	80,605,250	0.66
Rayonier Inc.	1,297,391	63,585,133	0.52
Realty Income Corp.[c]	1,409,438	57,631,920	0.47
SL Green Realty Corp.[c]	952,100	76,234,647	0.62
UDR Inc.[c]	2,644,674	65,640,809	0.53
Other securities[a]		627,626,429	5.11

		1,156,977,406	9.43
RETAIL
Advance Auto Parts Inc.	776,785	53,163,165	0.43
Dick’s Sporting Goods Inc.	1,028,890	53,347,947	0.43

Security	Shares	Value	% of Net Assets

Foot Locker Inc.	1,599,598	$56,785,729	0.46%
Panera Bread Co. Class Ab,c	298,299	50,976,316	0.42
PetSmart Inc.	1,144,453	78,944,368	0.64
PVH Corp.	745,920	69,907,622	0.57
Tractor Supply Co.	749,594	74,127,351	0.60
Other securities[a]		461,831,193	3.78

		899,083,691	7.33
SAVINGS & LOANS
New York Community Bancorp Inc.[c]	4,641,322	65,721,119	0.54
Other securities[a]		57,638,485	0.47

		123,359,604	1.01
SEMICONDUCTORS
Other securities[a]		236,966,881	1.93

		236,966,881	1.93
SHIPBUILDING
Other securities[a]		21,977,348	0.18

		21,977,348	0.18
SOFTWARE
ANSYS Inc.[b]	974,798	71,550,173	0.58
Other securities[a]		403,883,092	3.29

		475,433,265	3.87
TELECOMMUNICATIONS
Other securities[a]		199,111,365	1.62

		199,111,365	1.62
TEXTILES
Other securities[a]		49,130,520	0.40

		49,130,520	0.40
TRANSPORTATION
Kansas City Southern Industries Inc.	1,161,798	88,041,052	0.72
Other securities[a]		181,671,328	1.48

		269,712,380	2.20
TRUCKING & LEASING
Other securities[a]		21,005,508	0.17

		21,005,508	0.17

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$36,615,509	0.30%

		36,615,509	0.30

TOTAL COMMON STOCKS
(Cost: $11,289,265,078)		12,253,847,881	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,301,277,164	1,301,277,164	10.60
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	91,635,810	91,635,810	0.75
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	44,675,841	44,675,841	0.36

		1,437,588,815	11.71

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,437,588,815)		1,437,588,815	11.71

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,726,853,893)		13,691,436,696	111.55
Other Assets, Less Liabilities		(1,417,488,620)	(11.55)

NET ASSETS		$12,273,948,076	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
330	E-mini S&P MidCap 400 (Dec. 2012)	Chicago Mercantile	$32,554,500	$(319,093)

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,735,525	0.06%

		4,735,525	0.06
AEROSPACE & DEFENSE
Teledyne Technologies Inc.[b]	579,693	36,746,739	0.46
Other securities[a]		124,038,279	1.56

		160,785,018	2.02
AGRICULTURE
Other securities[a]		14,396,405	0.18

		14,396,405	0.18
AIRLINES
Other securities[a]		23,465,363	0.29

		23,465,363	0.29
APPAREL
Steven Madden Ltd.[b,c]	640,232	27,990,943	0.35
Wolverine World Wide Inc.	769,480	34,141,828	0.43
Other securities[a]		95,057,245	1.19

		157,190,016	1.97
AUTO PARTS & EQUIPMENT
Other securities[a]		14,390,265	0.18

		14,390,265	0.18
BANKS
Susquehanna Bancshares Inc.	2,936,109	30,711,700	0.39
Texas Capital Bancshares Inc.[b,c]	629,895	31,312,081	0.39
Other securities[a]		448,966,497	5.64

		510,990,278	6.42
BEVERAGES
Other securities[a]		30,005,648	0.38

		30,005,648	0.38
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	1,004,407	47,890,126	0.60
Other securities[a]		58,522,626	0.74

		106,412,752	1.34
BUILDING MATERIALS
Eagle Materials Inc.	722,010	33,400,183	0.42
Other securities[a]		107,641,233	1.35

		141,041,416	1.77

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$160,827,242	2.02%

		160,827,242	2.02
COAL
Other securities[a]		35,093,527	0.44

		35,093,527	0.44
COMMERCIAL SERVICES
MAXIMUS Inc.	534,670	31,930,492	0.40
PAREXEL International Corp.[b]	945,277	29,076,721	0.37
Other securities[a]		331,296,892	4.16

		392,304,105	4.93
COMPUTERS
Other securities[a]		190,548,978	2.39

		190,548,978	2.39
COSMETICS & PERSONAL CARE
Other securities[a]		4,710,896	0.06

		4,710,896	0.06
DISTRIBUTION & WHOLESALE
Pool Corp.	735,629	30,587,454	0.38
Other securities[a]		60,343,996	0.76

		90,931,450	1.14
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		164,485,307	2.07

		164,485,307	2.07
ELECTRIC
UIL Holdings Corp.	795,605	28,530,395	0.36
Other securities[a]		131,515,205	1.65

		160,045,600	2.01
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		94,937,061	1.19

		94,937,061	1.19
ELECTRONICS
FEI Co.[c]	599,771	32,087,748	0.40
Other securities[a]		271,665,143	3.42

		303,752,891	3.82
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	1,046,804	29,875,786	0.38
Other securities[a]		39,206,613	0.49

		69,082,399	0.87

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

ENTERTAINMENT
Other securities[a]		$48,966,120	0.62%

		48,966,120	0.62
ENVIRONMENTAL CONTROL
Darling International Inc.[b]	1,852,368	33,879,810	0.43
Other securities[a]		39,070,611	0.49

		72,950,421	0.92
FOOD
Hain Celestial Group Inc.[b,c]	707,449	44,569,287	0.56
TreeHouse Foods Inc.[b]	567,828	29,810,970	0.37
United Natural Foods Inc.[b]	769,380	44,970,261	0.56
Other securities[a]		103,674,638	1.31

		223,025,156	2.80
FOREST PRODUCTS & PAPER
Other securities[a]		89,918,421	1.13

		89,918,421	1.13
GAS
New Jersey Resources Corp.	653,061	29,857,949	0.38
Piedmont Natural Gas Co.	1,133,372	36,811,922	0.46
Southwest Gas Corp.	726,649	32,117,886	0.40
Other securities[a]		60,538,279	0.76

		159,326,036	2.00
HAND & MACHINE TOOLS
Other securities[a]		18,211,845	0.23

		18,211,845	0.23
HEALTH CARE — PRODUCTS
Haemonetics Corp.[b,c]	403,819	32,386,284	0.41
West Pharmaceutical Services Inc.	534,445	28,362,996	0.36
Other securities[a]		201,265,477	2.52

		262,014,757	3.29
HEALTH CARE — SERVICES
Centene Corp.[b,c]	809,608	30,287,435	0.38
Other securities[a]		135,687,320	1.71

		165,974,755	2.09
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		26,163,418	0.33

		26,163,418	0.33

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$63,237,865	0.79%

		63,237,865	0.79
HOME FURNISHINGS
Other securities[a]		62,217,767	0.78

		62,217,767	0.78
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		62,986,350	0.79

		62,986,350	0.79
HOUSEWARES
Toro Co. (The)	924,796	36,788,385	0.46

		36,788,385	0.46
INSURANCE
ProAssurance Corp.	482,601	43,646,434	0.55
Other securities[a]		130,310,437	1.64

		173,956,871	2.19
INTERNET
Other securities[a]		172,780,271	2.17

		172,780,271	2.17
IRON & STEEL
Other securities[a]		8,342,275	0.10

		8,342,275	0.10
LEISURE TIME
Brunswick Corp.	1,408,360	31,871,187	0.40
Other securities[a]		26,283,098	0.33

		58,154,285	0.73
LODGING
Other securities[a]		11,070,743	0.14

		11,070,743	0.14
MACHINERY
Robbins & Myers Inc.	670,104	39,938,198	0.50
Other securities[a]		134,672,670	1.69

		174,610,868	2.19
MANUFACTURING
A.O. Smith Corp.	610,453	35,125,466	0.44
Actuant Corp. Class A	1,147,256	32,834,467	0.41
Other securities[a]		162,973,960	2.05

		230,933,893	2.90

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Other securities[a]		$11,709,453	0.15%

		11,709,453	0.15
METAL FABRICATE & HARDWARE
Other securities[a]		76,599,490	0.96

		76,599,490	0.96
MINING
Other securities[a]		57,529,705	0.72

		57,529,705	0.72
OFFICE FURNISHINGS
Other securities[a]		11,944,376	0.15

		11,944,376	0.15
OIL & GAS
Other securities[a]		121,945,957	1.53

		121,945,957	1.53
OIL & GAS SERVICES
Lufkin Industries Inc.	527,848	28,408,779	0.36
Other securities[a]		120,937,419	1.52

		149,346,198	1.88
PHARMACEUTICALS
Align Technology Inc.[b,c]	1,126,744	41,655,726	0.52
Par Pharmaceutical Companies Inc.[b]	578,384	28,907,632	0.36
Salix Pharmaceuticals Ltd.[b,c]	784,208	33,203,367	0.42
ViroPharma Inc.[b,c]	1,081,916	32,695,502	0.41
Other securities[a]		57,837,255	0.73

		194,299,482	2.44
REAL ESTATE
Other securities[a]		43,503,557	0.55

		43,503,557	0.55
REAL ESTATE INVESTMENT TRUSTS
DiamondRock Hospitality Co.	3,074,281	29,605,326	0.37
Entertainment Properties Trust[c]	737,696	32,775,833	0.41
Extra Space Storage Inc.	1,523,890	50,669,342	0.64
Healthcare Realty Trust Inc.[c]	1,353,930	31,208,086	0.39
Kilroy Realty Corp.[c]	1,163,010	52,079,588	0.65
LaSalle Hotel Properties[c]	1,358,268	36,252,173	0.46
Mid-America Apartment Communities Inc.[c]	646,924	42,250,606	0.53

Security	Shares	Value	% of Net Assets

Post Properties Inc.	853,033	$40,911,463	0.51%
Tanger Factory Outlet Centers Inc.	1,477,155	47,756,421	0.60
Other securities[a]		252,094,108	3.17

		615,602,946	7.73
RETAIL
Cabela’s Inc.[b]	725,723	39,682,534	0.50
Casey’s General Stores Inc.	603,189	34,466,219	0.43
Other securities[a]		630,393,742	7.92

		704,542,495	8.85
SAVINGS & LOANS
Other securities[a]		71,403,412	0.90

		71,403,412	0.90
SEMICONDUCTORS
Cirrus Logic Inc.[b,c]	1,016,771	39,033,839	0.49
Microsemi Corp.[b]	1,396,868	28,035,141	0.35
Other securities[a]		252,969,960	3.18

		320,038,940	4.02
SOFTWARE
CommVault Systems Inc.[b,c]	658,201	38,636,399	0.49
Other securities[a]		254,095,007	3.19

		292,731,406	3.68
STORAGE & WAREHOUSING
Other securities[a]		9,961,449	0.13

		9,961,449	0.13
TELECOMMUNICATIONS
Other securities[a]		183,310,497	2.30

		183,310,497	2.30
TEXTILES
Other securities[a]		25,020,719	0.31

		25,020,719	0.31
TOYS, GAMES & HOBBIES
Other securities[a]		4,735,891	0.06

		4,735,891	0.06
TRANSPORTATION
Bristow Group Inc.	561,385	28,378,012	0.36
Old Dominion Freight Line Inc.[b]	1,112,589	33,555,684	0.42
Other securities[a]		58,953,798	0.74

		120,887,494	1.52

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$13,207,706	0.17%

		13,207,706	0.17

TOTAL COMMON STOCKS
(Cost: $7,857,718,982)		7,980,083,817	100.25

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,257,383,174	1,257,383,174	15.80
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	88,544,799	88,544,799	1.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	23,085,491	23,085,491	0.29

		1,369,013,464	17.20

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,013,464)		1,369,013,464	17.20

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,226,732,446)		9,349,097,281	117.45
Other Assets, Less Liabilities		(1,388,876,906)	(17.45)

NET ASSETS		$7,960,220,375	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$521,494	0.14%

		521,494	0.14
AEROSPACE & DEFENSE
United Technologies Corp.	20,854	1,632,660	0.45
Other securities[a]		4,143,130	1.15

		5,775,790	1.60
AGRICULTURE
Altria Group Inc.	50,535	1,687,364	0.47
Philip Morris International Inc.	41,904	3,768,846	1.04
Other securities[a]		1,227,238	0.34

		6,683,448	1.85
AIRLINES
Other securities[a]		286,889	0.08

		286,889	0.08
APPAREL
Other securities[a]		2,430,819	0.67

		2,430,819	0.67
AUTO MANUFACTURERS
Other securities[a]		1,349,373	0.37

		1,349,373	0.37
AUTO PARTS & EQUIPMENT
Other securities[a]		761,975	0.21

		761,975	0.21
BANKS
Bank of America Corp.	267,898	2,365,539	0.65
Citigroup Inc.	72,897	2,385,190	0.66
J.P. Morgan Chase & Co.	94,428	3,822,445	1.06
PNC Financial Services Group Inc. (The)[b]	13,163	830,585	0.23
U.S. Bancorp	47,117	1,616,113	0.45
Wells Fargo & Co.	122,111	4,216,493	1.16
Other securities[a]		8,489,084	2.34

		23,725,449	6.55
BEVERAGES
Coca-Cola Co. (The)	96,241	3,650,421	1.01
PepsiCo Inc.	38,687	2,737,879	0.76
Other securities[a]		1,544,315	0.42

		7,932,615	2.19

Security	Shares	Value	% of Net Assets

BIOTECHNOLOGY
Amgen Inc.	19,161	$1,615,656	0.45%
Other securities[a]		4,625,748	1.27

		6,241,404	1.72
BUILDING MATERIALS
Other securities[a]		657,354	0.18

		657,354	0.18
CHEMICALS
Other securities[a]		8,730,881	2.41

		8,730,881	2.41
COAL
Other securities[a]		443,854	0.12

		443,854	0.12
COMMERCIAL SERVICES
Other securities[a]		5,805,651	1.60

		5,805,651	1.60
COMPUTERS
Apple Inc.	23,301	15,547,825	4.29
EMC Corp.[c]	52,174	1,422,785	0.39
International Business Machines Corp.	26,702	5,539,330	1.53
Other securities[a]		5,343,380	1.48

		27,853,320	7.69
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	68,465	4,748,732	1.31
Other securities[a]		1,733,957	0.48

		6,482,689	1.79
DISTRIBUTION & WHOLESALE
Other securities[a]		1,486,645	0.41

		1,486,645	0.41
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	24,519	1,394,150	0.38
BlackRock Inc.[b]	3,176	566,281	0.16
Visa Inc. Class A	12,994	1,744,834	0.48
Other securities[a]		4,376,938	1.21

		8,082,203	2.23
ELECTRIC
Other securities[a]		11,379,164	3.14

		11,379,164	3.14

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$1,657,773	0.46%

		1,657,773	0.46
ELECTRONICS
Other securities[a]		4,844,709	1.34

		4,844,709	1.34
ENGINEERING & CONSTRUCTION
Other securities[a]		811,705	0.22

		811,705	0.22
ENTERTAINMENT
Other securities[a]		332,733	0.09

		332,733	0.09
ENVIRONMENTAL CONTROL
Other securities[a]		1,040,234	0.29

		1,040,234	0.29
FOOD
Kraft Foods Inc. Class A	44,117	1,824,238	0.50
Other securities[a]		5,006,951	1.39

		6,831,189	1.89
FOREST PRODUCTS & PAPER
Other securities[a]		734,103	0.20

		734,103	0.20
GAS
Other securities[a]		1,502,127	0.42

		1,502,127	0.42
HAND & MACHINE TOOLS
Other securities[a]		676,130	0.19

		676,130	0.19
HEALTH CARE — PRODUCTS
Other securities[a]		7,124,484	1.97

		7,124,484	1.97
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	25,673	1,422,541	0.39
Other securities[a]		3,224,955	0.89

		4,647,496	1.28
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		196,061	0.05

		196,061	0.05

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$842,934	0.23%

		842,934	0.23
HOME FURNISHINGS
Other securities[a]		375,340	0.10

		375,340	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,655,113	0.46

		1,655,113	0.46
HOUSEWARES
Other securities[a]		192,863	0.05

		192,863	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	45,585	4,020,597	1.11
Other securities[a]		9,681,548	2.67

		13,702,145	3.78
INTERNET
Amazon.com Inc.[c]	8,991	2,286,591	0.63
eBay Inc.[c]	28,833	1,395,806	0.39
Google Inc. Class Ac	6,585	4,968,382	1.37
Other securities[a]		3,113,826	0.86

		11,764,605	3.25
IRON & STEEL
Other securities[a]		863,339	0.24

		863,339	0.24
LEISURE TIME
Other securities[a]		931,464	0.26

		931,464	0.26
LODGING
Other securities[a]		959,814	0.27

		959,814	0.27
MACHINERY
Caterpillar Inc.	16,241	1,397,376	0.39
Other securities[a]		3,056,041	0.84

		4,453,417	1.23
MANUFACTURING
3M Co.	15,812	1,461,345	0.40

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

General Electric Co.	262,463	$5,960,535	1.65%
Other securities[a]		4,580,121	1.26

		12,002,001	3.31
MEDIA
Comcast Corp. Class A	66,517	2,379,313	0.66
Walt Disney Co. (The)	44,603	2,331,845	0.64
Other securities[a]		6,437,290	1.78

		11,148,448	3.08
METAL FABRICATE & HARDWARE
Other securities[a]		887,725	0.25

		887,725	0.25
MINING
Other securities[a]		2,332,870	0.64

		2,332,870	0.64
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		307,388	0.09

		307,388	0.09
OFFICE FURNISHINGS
Other securities[a]		74,235	0.02

		74,235	0.02
OIL & GAS
Chevron Corp.	48,774	5,685,097	1.57
ConocoPhillips	30,193	1,726,436	0.48
Exxon Mobil Corp.	114,738	10,492,790	2.90
Occidental Petroleum Corp.	20,135	1,732,818	0.48
Other securities[a]		10,703,057	2.94

		30,340,198	8.37
OIL & GAS SERVICES
Schlumberger Ltd.	32,988	2,386,022	0.66
Other securities[a]		3,557,053	0.98

		5,943,075	1.64
PACKAGING & CONTAINERS
Other securities[a]		764,391	0.21

		764,391	0.21
PHARMACEUTICALS
Abbott Laboratories	39,011	2,674,594	0.74
Bristol-Myers Squibb Co.	41,741	1,408,759	0.39
Johnson & Johnson	68,533	4,722,609	1.30
Merck & Co. Inc.	75,708	3,414,431	0.94

Security	Shares	Value	% of Net Assets

Pfizer Inc.	185,673	$4,613,974	1.27%
Other securities[a]		6,403,549	1.77

		23,237,916	6.41
PIPELINES
Other securities[a]		1,769,658	0.49

		1,769,658	0.49
REAL ESTATE
Other securities[a]		320,565	0.09

		320,565	0.09
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		10,356,741	2.86

		10,356,741	2.86
RETAIL
CVS Caremark Corp.	31,628	1,531,428	0.42
Home Depot Inc. (The)	37,473	2,262,245	0.62
McDonald’s Corp.	25,069	2,300,081	0.63
Wal-Mart Stores Inc.	41,780	3,083,364	0.85
Other securities[a]		14,166,475	3.92

		23,343,593	6.44
SAVINGS & LOANS
Other securities[a]		605,735	0.17

		605,735	0.17
SEMICONDUCTORS
Intel Corp.	124,365	2,820,598	0.78
QUALCOMM Inc.	42,343	2,646,014	0.73
Other securities[a]		4,686,935	1.29

		10,153,547	2.80
SHIPBUILDING
Other securities[a]		50,670	0.01

		50,670	0.01
SOFTWARE
Microsoft Corp.	187,549	5,585,209	1.54
Oracle Corp.	94,668	2,981,095	0.82
Other securities[a]		5,135,497	1.42

		13,701,801	3.78
STORAGE & WAREHOUSING
Other securities[a]		14,989	0.00

		14,989	0.00
TELECOMMUNICATIONS
AT&T Inc.	143,402	5,406,255	1.49

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value	% of Net Assets

Cisco Systems Inc.	131,503	$2,510,392	0.69%
Verizon Communications Inc.	70,818	3,227,176	0.89
Other securities[a]		3,912,835	1.09

		15,056,658	4.16
TEXTILES
Other securities[a]		268,309	0.07

		268,309	0.07
TOYS, GAMES & HOBBIES
Other securities[a]		417,342	0.12

		417,342	0.12
TRANSPORTATION
Union Pacific Corp.	11,774	1,397,574	0.39
Other securities[a]		4,231,100	1.16

		5,628,674	1.55
TRUCKING & LEASING
Other securities[a]		48,042	0.01

		48,042	0.01
WATER
Other securities[a]		108,459	0.03

		108,459	0.03

TOTAL COMMON STOCKS
(Cost: $330,259,476)		361,653,825	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	5,848,113	5,848,113	1.62
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	411,823	411,823	0.11
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,d]	2,107,961	2,107,961	0.58

		8,367,897	2.31

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,367,897)		8,367,897	2.31

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $338,627,373)	$370,021,722	102.13%
Other Assets, Less Liabilities	(7,706,686)	(2.13)

NET ASSETS	$362,315,036	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,837,290,898	$11,289,265,078	$7,857,718,982
Affiliated (Note 2)	1,080,846,171	1,437,588,815	1,369,013,464

Total cost of investments	$32,918,137,069	$12,726,853,893	$9,226,732,446

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,564,080,451	$12,253,847,881	$7,980,083,817
Affiliated (Note 2)	1,073,089,819	1,437,588,815	1,369,013,464

Total fair value of investments	32,637,170,270	13,691,436,696	9,349,097,281
Cash held at broker, at value	6,749,000	1,993,000	—
Receivables:
Investment securities sold	8,241,464	45,159,857	4,391
Due from custodian (Note 4)	19,584	—	—
Dividends and interest	39,535,794	16,349,019	9,104,164
Capital shares sold	1,155,845	1,129,281	—
Capital shares redeemed	—	886,639	—

Total Assets	32,692,871,957	13,756,954,492	9,358,205,836

LIABILITIES
Payables:
Investment securities purchased	14,458,586	49,002,162	29,764,774
Collateral for securities on loan (Note 5)	734,271,913	1,392,912,974	1,345,927,973
Capital shares redeemed	1,851,842	—	23,054
Futures variation margin	287,040	76,036	—
Distribution to shareholders	172,729,946	39,035,329	20,961,964
Investment advisory fees (Note 2)	2,443,547	1,979,915	1,307,696

Total Liabilities	926,042,874	1,483,006,416	1,397,985,461

NET ASSETS	$31,766,829,083	$12,273,948,076	$7,960,220,375

Net assets consist of:
Paid-in capital	$32,556,040,988	$11,571,134,556	$8,269,052,591
Undistributed (distributions in excess of) net investment income	7,557,262	1,351,046	(573,206)
Accumulated net realized loss	(515,876,515)	(262,801,236)	(430,623,845)
Net unrealized appreciation (depreciation)	(280,892,652)	964,263,710	122,364,835

NET ASSETS	$31,766,829,083	$12,273,948,076	$7,960,220,375

Shares outstanding[b]	219,700,000	124,200,000	103,300,000

Net asset value per share	$144.59	$98.82	$77.06

[a]	Securities on loan with values of $715,577,947, $1,359,540,596 and $1,313,251,407, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$328,754,615
Affiliated (Note 2)	9,872,758

Total cost of investments	$338,627,373

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$360,256,959
Affiliated (Note 2)	9,764,763

Total fair value of investments	370,021,722
Receivables:
Investment securities sold	6,140
Dividends and interest	457,023

Total Assets	370,484,885

LIABILITIES
Payables:
Investment securities purchased	104,189
Collateral for securities on loan (Note 5)	6,259,936
Distribution to shareholders	1,746,252
Investment advisory fees (Note 2)	59,472

Total Liabilities	8,169,849

NET ASSETS	$362,315,036

Net assets consist of:
Paid-in capital	$344,654,322
Undistributed net investment income	62,555
Accumulated net realized loss	(13,796,190)
Net unrealized appreciation	31,394,349

NET ASSETS	$362,315,036

Shares outstanding[b]	5,550,000

Net asset value per share	$65.28

[a]	Securities on loan with a value of $6,089,871. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$325,287,603	$77,363,645	$47,563,981
Dividends — affiliated (Note 2)	1,941,043	—	—
Interest — affiliated (Note 2)	17,928	4,006	2,598
Securities lending income — affiliated (Note 2)	1,699,224	5,053,951	5,472,329

Total investment income	328,945,798	82,421,602	53,038,908

EXPENSES
Investment advisory fees (Note 2)	14,220,696	10,575,245	7,495,655

Total expenses	14,220,696	10,575,245	7,495,655

Net investment income	314,725,102	71,846,357	45,543,253

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(220,529,404)	(41,926,517)	(36,994,910)
Investments — affiliated (Note 2)	(230,498)	—	—
In-kind redemptions — unaffiliated	1,624,229,587	259,034,315	110,998,827
In-kind redemptions — affiliated (Note 2)	1,566,726	—	—
Futures contracts	7,922,765	1,724,659	—

Net realized gain	1,412,959,176	218,832,457	74,003,917

Net change in unrealized appreciation/depreciation on:
Investments	(633,061,262)	(245,632,504)	(9,571,227)
Futures contracts	74,147	(863,337)	—

Net change in unrealized appreciation/depreciation	(632,987,115)	(246,495,841)	(9,571,227)

Net realized and unrealized gain (loss)	779,972,061	(27,663,384)	64,432,690

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,094,697,163	$44,182,973	$109,975,943

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,668,960
Dividends — affiliated (Note 2)	20,138
Interest — affiliated (Note 2)	143
Securities lending income — affiliated (Note 2)	32,192

Total investment income	3,721,433

EXPENSES
Investment advisory fees (Note 2)	353,935

Total expenses	353,935

Net investment income	3,367,498

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,834,944)
Investments — affiliated (Note 2)	(2,875)
In-kind redemptions — unaffiliated	10,496,375
In-kind redemptions — affiliated (Note 2)	4,412

Net realized gain	8,662,968

Net change in unrealized appreciation/depreciation	(5,081,524)

Net realized and unrealized gain	3,581,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,948,942

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$314,725,102	$553,033,002	$71,846,357	$118,395,560
Net realized gain	1,412,959,176	703,019,913	218,832,457	742,041,045
Net change in unrealized appreciation/depreciation	(632,987,115)	995,612,589	(246,495,841)	(798,571,747)

Net increase in net assets resulting from operations	1,094,697,163	2,251,665,504	44,182,973	61,864,858

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(310,796,067)	(551,582,585)	(70,495,311)	(125,983,608)

Total distributions to shareholders	(310,796,067)	(551,582,585)	(70,495,311)	(125,983,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,731,024,007	9,692,699,206	2,132,181,147	3,149,464,058
Cost of shares redeemed	(8,742,690,117)	(8,423,570,010)	(824,539,185)	(3,288,130,815)

Net increase (decrease) in net assets from capital share transactions	988,333,890	1,269,129,196	1,307,641,962	(138,666,757)

INCREASE (DECREASE) IN NET ASSETS	1,772,234,986	2,969,212,115	1,281,329,624	(202,785,507)

NET ASSETS
Beginning of period	29,994,594,097	27,025,381,982	10,992,618,452	11,195,403,959

End of period	$31,766,829,083	$29,994,594,097	$12,273,948,076	$10,992,618,452

Undistributed net investment income included in net assets at end of period	$7,557,262	$3,628,227	$1,351,046	$—

SHARES ISSUED AND REDEEMED
Shares sold	70,600,000	75,600,000	21,900,000	33,900,000
Shares redeemed	(63,200,000)	(66,500,000)	(8,450,000)	(36,550,000)

Net increase (decrease) in shares outstanding	7,400,000	9,100,000	13,450,000	(2,650,000)

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,543,253	$80,428,918	$3,367,498	$5,999,500
Net realized gain	74,003,917	507,984,074	8,662,968	2,170,173
Net change in unrealized appreciation/depreciation	(9,571,227)	(293,098,445)	(5,081,524)	16,714,148

Net increase in net assets resulting from operations	109,975,943	295,314,547	6,948,942	24,883,821

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,984,339)	(78,561,038)	(3,317,055)	(5,987,388)

Total distributions to shareholders	(47,984,339)	(78,561,038)	(3,317,055)	(5,987,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	627,627,268	2,600,438,181	12,977,611	57,014,949
Cost of shares redeemed	(529,249,278)	(2,593,023,760)	(41,393,543)	(27,949,359)

Net increase (decrease) in net assets from capital share transactions	98,377,990	7,414,421	(28,415,932)	29,065,590

INCREASE (DECREASE) IN NET ASSETS	160,369,594	224,167,930	(24,784,045)	47,962,023

NET ASSETS
Beginning of period	7,799,850,781	7,575,682,851	387,099,081	339,137,058

End of period	$7,960,220,375	$7,799,850,781	$362,315,036	$387,099,081

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(573,206)	$1,867,880	$62,555	$12,112

SHARES ISSUED AND REDEEMED
Shares sold	8,450,000	37,350,000	200,000	950,000
Shares redeemed	(7,350,000)	(38,100,000)	(700,000)	(500,000)

Net increase (decrease) in shares outstanding	1,100,000	(750,000)	(500,000)	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$141.28	$133.00	$117.37	$80.00	$132.33	$142.17

Income from investment operations:
Net investment income[a]	1.45	2.63	2.33	2.15	2.64	2.75
Net realized and unrealized gain (loss)[b]	3.30	8.29	15.64	37.32	(52.44)	(9.75)

Total from investment operations	4.75	10.92	17.97	39.47	(49.80)	(7.00)

Less distributions from:
Net investment income	(1.44)	(2.64)	(2.34)	(2.10)	(2.53)	(2.84)

Total distributions	(1.44)	(2.64)	(2.34)	(2.10)	(2.53)	(2.84)

Net asset value, end of period	$144.59	$141.28	$133.00	$117.37	$80.00	$132.33

Total return	3.39%[c]	8.44%	15.54%	49.65%	(38.03)%	(5.11)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,766,829	$29,994,594	$27,025,382	$22,781,949	$14,743,300	$16,435,015
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	2.09%	2.05%	1.96%	2.09%	2.48%	1.89%
Portfolio turnover rate[e]	3%	5%	5%	7%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$99.26	$98.72	$78.82	$48.79	$77.68	$84.46

Income from investment operations:
Net investment income[a]	0.65	1.07	0.95	0.95	1.09	0.88
Net realized and unrealized gain (loss)[b]	(0.48)	0.62	19.93	30.00	(28.87)	(6.80)

Total from investment operations	0.17	1.69	20.88	30.95	(27.78)	(5.92)

Less distributions from:
Net investment income	(0.61)	(1.15)	(0.98)	(0.92)	(1.11)	(0.86)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.61)	(1.15)	(0.98)	(0.92)	(1.11)	(0.86)

Net asset value, end of period	$98.82	$99.26	$98.72	$78.82	$48.79	$77.68

Total return	0.19%[d]	1.84%	26.70%	63.71%	(36.04)%	(7.10)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,273,948	$10,992,618	$11,195,404	$7,602,465	$3,500,328	$4,369,332
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.36%	1.16%	1.13%	1.43%	1.66%	1.03%
Portfolio turnover rate[f]	5%	14%	14%	15%	23%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$76.32	$73.59	$59.50	$36.71	$60.15	$67.95

Income from investment operations:
Net investment income[a]	0.45	0.81	0.68	0.52	0.71	0.67
Net realized and unrealized gain (loss)[b]	0.76	2.71	14.15	22.81	(23.44)	(7.82)

Total from investment operations	1.21	3.52	14.83	23.33	(22.73)	(7.15)

Less distributions from:
Net investment income	(0.47)	(0.79)	(0.74)	(0.54)	(0.71)	(0.65)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.47)	(0.79)	(0.74)	(0.54)	(0.71)	(0.65)

Net asset value, end of period	$77.06	$76.32	$73.59	$59.50	$36.71	$60.15

Total return	1.62%[d]	4.91%	25.11%	63.74%	(38.06)%	(10.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,960,220	$7,799,851	$7,575,683	$6,042,662	$3,096,127	$4,018,178
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.22%	1.16%	1.09%	1.04%	1.39%	0.99%
Portfolio turnover rate[f]	5%	18%	21%	15%	23%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$63.98	$60.56	$52.84	$35.66	$58.84	$63.36

Income from investment operations:
Net investment income[b]	0.60	1.08	0.95	0.88	1.08	1.10
Net realized and unrealized gain (loss)[c]	1.31	3.41	7.74	17.19	(23.19)	(4.54)

Total from investment operations	1.91	4.49	8.69	18.07	(22.11)	(3.44)

Less distributions from:
Net investment income	(0.61)	(1.07)	(0.97)	(0.89)	(1.07)	(1.08)

Total distributions	(0.61)	(1.07)	(0.97)	(0.89)	(1.07)	(1.08)

Net asset value, end of period	$65.28	$63.98	$60.56	$52.84	$35.66	$58.84

Total return	3.01%[d]	7.63%	16.66%	51.00%	(37.96)%	(5.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$362,315	$387,099	$339,137	$319,686	$249,586	$217,693
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.90%	1.84%	1.76%	1.92%	2.34%	1.69%
Portfolio turnover rate[f]	3%	5%	4%	6%	6%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Former Name	Diversification Classification
S&P 500	iShares S&P 500 Index Fund	Diversified
S&P Mid-Cap	iShares S&P MidCap 400 Index Fund	Diversified
S&P Small-Cap	iShares S&P SmallCap 600 Index Fund	Diversified
S&P Total U.S. Stock Market	iShares S&P 1500 Index Fund	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P 500
Assets:
Common Stocks	$31,702,434,377	$—	$—	$31,702,434,377
Short-Term Investments	934,735,893	—	—	934,735,893
Futures Contracts[a]	74,147	—	—	74,147

	$32,637,244,417	$—	$—	$32,637,244,417

S&P Mid-Cap
Assets:
Common Stocks	$12,237,266,393	$16,581,488	$—	$12,253,847,881
Short-Term Investments	1,437,588,815	—	—	1,437,588,815
Liabilities:
Futures Contracts[a]	(319,093)	—	—	(319,093)

	$13,674,536,115	$16,581,488	$—	$13,691,117,603

S&P Small-Cap
Assets:
Common Stocks	$7,980,080,327	$—	$3,490	$7,980,083,817
Short-Term Investments	1,369,013,464	—	—	1,369,013,464

	$9,349,093,791	$—	$3,490	$9,349,097,281

S&P Total U.S. Stock Market
Assets:
Common Stocks	$361,614,282	$39,536	$7	$361,653,825
Short-Term Investments	8,367,897	—	—	8,367,897

	$369,982,179	$39,536	$7	$370,021,722

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
S&P 500	0.0945%
S&P Mid-Cap	0.20
S&P Small-Cap	0.20
S&P Total U.S. Stock Market	0.20

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective October 17, 2012, for its investment advisory services to each Fund, BFA will be entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	New Investment Advisory Fee
S&P 500	0.07%
S&P Mid-Cap	0.14
S&P Small-Cap	0.14
S&P Total U.S. Stock Market	0.07

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Core ETF	Securities Lending Agent Fees
S&P 500	$914,967
S&P Mid-Cap	2,721,358
S&P Small-Cap	2,946,639
S&P Total U.S. Stock Market	17,334

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500
BlackRock Inc.	236,012	166,646	(87,776)	314,882	$56,143,460	$927,101	$413,487
PNC Financial Services Group Inc. (The)	1,242,068	444,885	(384,093)	1,302,860	82,210,466	1,013,942	922,741

					$138,353,926	$1,941,043	$1,336,228

S&P Total U.S. Stock Market
BlackRock Inc.	2,686	924	(434)	3,176	$566,281	$9,456	$(803)
PNC Financial Services Group Inc. (The)	14,131	800	(1,768)	13,163	830,585	10,682	2,340

					$1,396,866	$20,138	$1,537

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Core ETF	Purchases	Sales
S&P 500	$892,287,128	$896,913,835
S&P Mid-Cap	584,267,565	557,461,551
S&P Small-Cap	446,513,240	407,281,182
S&P Total U.S. Stock Market	11,461,434	11,383,836

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
S&P 500	$9,698,158,250	$8,714,070,597
S&P Mid-Cap	2,107,682,713	816,644,406
S&P Small-Cap	623,802,817	525,948,361
S&P Total U.S. Stock Market	12,926,680	41,217,534

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Core ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$66,013,008	$41,594,450	$—	$365,510,732	$559,115,228	$79,675,890	$1,111,909,308
S&P Mid-Cap	6,442,344	—	—	—	73,714,203	—	80,156,547
S&P Small-Cap	—	—	—	—	279,638,628	—	279,638,628
S&P Total U.S. Stock Market	1,673,547	38,110	—	4,614,974	4,869,583	2,298,724	13,494,938

[a]	Must be utilized prior to losses subject to expiration.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$33,678,903,801	$2,832,681,813	$(3,874,415,344)	$(1,041,733,531)
S&P Mid-Cap	13,098,388,066	1,711,304,547	(1,118,255,917)	593,048,630
S&P Small-Cap	9,451,721,580	1,064,268,898	(1,166,893,197)	(102,624,299)
S&P Total U.S. Stock Market	347,433,905	65,616,653	(43,028,836)	22,587,817

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of September 30, 2012 and the related locations in the Statements of Assets and Liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$74,147	$—

[a]

Represents cumulative appreciation of futures contracts as reported in the Summary Schedules of Investments. Only current day's variation margin is reported in the Statements of Assets and Liabilities.

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$—	$(319,093)

[b]

Represents cumulative depreciation of futures contracts as reported in the Summary Schedules of Investments. Only current day's variation margin is reported in the Statements of Assets and Liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended September 30, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$7,922,765	$1,724,659

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$74,147	$(863,337)

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts for the six months ended September 30, 2012:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Average number of contracts purchased	742	196
Average value of contracts purchased	$51,509,257	$19,226,880

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that, other than the fund name changes and annual investment advisory fee rate reductions previously disclosed in these notes to the financial statements, there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.
Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$1.43183	$—	$0.00589	$1.43772	100%	—%	0%[a]	100%
S&P Mid-Cap	0.58527	—	0.02282	0.60809	96	—	4	100
S&P Small-Cap	0.44860	—	0.02512	0.47372	95	—	5	100
S&P Total U.S. Stock Market	0.60357	—	0.00468	0.60825	99	—	1	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	51

Notes:

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-32-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P Global Consumer Discretionary Sector Index Fund  |  RXI  |  NYSE Arca

iShares S&P Global Consumer Staples Sector Index Fund  |  KXI  |  NYSE Arca

iShares S&P Global Energy Sector Index Fund  |  IXC  |  NYSE Arca

iShares S&P Global Financials Sector Index Fund  |  IXG  |  NYSE Arca

iShares S&P Global Healthcare Sector Index Fund  |  IXJ  |  NYSE Arca

iShares S&P Global Industrials Sector Index Fund  |  EXI  |  NYSE Arca

iShares S&P Global Materials Sector Index Fund  |  MXI  |  NYSE Arca

iShares S&P Global Technology Sector Index Fund  |  IXN  |  NYSE Arca

iShares S&P Global Telecommunications Sector Index Fund  |  IXP  |  NYSE Arca

iShares S&P Global Utilities Sector Index Fund  |  JXI  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.74%	26.24%	25.63%	1.39%	1.39%	1.45%	3.82%	3.81%	3.96%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.74%	26.24%	25.63%	7.15%	7.12%	7.48%	25.48%	25.42%	26.51%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the consumer discretionary sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (0.42)%, net of fees, while the total return for the Index was (0.15)%.

PORTFOLIO ALLOCATION As of 9/30/12

Sector	Percentage of Net Assets

Retail	29.60%
Media	21.19
Auto Manufacturers	16.57
Auto Parts & Equipment	5.79
Internet	5.41
Apparel	4.62
Lodging	2.90
Advertising	2.04
Home Furnishings	1.92
Holding Companies — Diversified	1.64
Leisure Time	1.55
Home Builders	1.13
Distribution & Wholesale	1.06
Other*	4.27
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/12

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	4.71%
Comcast Corp. Class A	3.81
McDonald’s Corp.	3.70
Amazon.com Inc.	3.68
Walt Disney Co. (The)	3.66
Home Depot Inc. (The)	3.62
Honda Motor Co. Ltd. (Japan)	2.23
News Corp. Class A NVS	1.99
Daimler AG Registered (Germany)	1.98
Time Warner Inc.	1.65

TOTAL	31.03%

*	Other includes sectors which individually represent less than 1% of net assets.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.93%	22.42%	22.01%	6.63%	6.55%	6.58%	8.61%	8.61%	8.63%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.93%	22.42%	22.01%	37.86%	37.35%	37.53%	64.81%	64.86%	65.05%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the consumer staples sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 5.67%, net of fees, while the total return for the Index was 5.53%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Food	29.63%
Beverages	23.25
Agriculture	16.61
Retail	13.43
Cosmetics & Personal Care	12.01
Household Products & Wares	3.45
Pharmaceuticals	0.55
Forest Products & Paper	0.43
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	7.48%
Procter & Gamble Co. (The)	7.01
Philip Morris International Inc.	5.57
Coca-Cola Co. (The)	5.39
Wal-Mart Stores Inc.	4.55
PepsiCo Inc.	4.04
British American Tobacco PLC (United Kingdom)	3.68
Kraft Foods Inc. Class A	2.69
Diageo PLC (United Kingdom)	2.58
Anheuser-Busch InBev NV (Belgium)	2.51

TOTAL	45.50%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.50%	22.08%	21.67%	(0.64)%	(0.66)%	(0.72)%	12.60%	12.56%	12.53%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.50%	22.08%	21.67%	(3.17)%	(3.25)%	(3.53)%	227.50%	226.36%	225.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the energy sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.71%, net of fees, while the total return for the Index was 0.60%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Oil & Gas	84.12%
Oil & Gas Services	9.14
Pipelines	4.52
Coal	0.55
Electric	0.49
Metal Fabricate & Hardware	0.35
Mining	0.29
Engineering & Construction	0.23
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	15.44%
Chevron Corp.	8.36
BP PLC (United Kingdom)	4.91
Royal Dutch Shell PLC Class A (United Kingdom)	4.63
Total SA (France)	4.27
Schlumberger Ltd.	3.51
Royal Dutch Shell PLC Class B (United Kingdom)	3.48
Occidental Petroleum Corp.	2.56
BG Group PLC (United Kingdom)	2.51
ConocoPhillips	2.51

TOTAL	52.18%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.36%	25.40%	24.46%	(11.25)%	(11.24)%	(11.40)%	2.93%	2.90%	2.96%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.36%	25.40%	24.46%	(44.93)%	(44.92)%	(45.39)%	33.48%	33.04%	33.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the financial sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.58%, net of fees, while the total return for the Index was 0.38%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Banks	57.94%
Insurance	21.96
Real Estate Investment Trusts	7.64
Diversified Financial Services	7.62
Real Estate	3.16
Holding Companies — Diversified	0.56
Commercial Services	0.19
Savings & Loans	0.19
Home Builders	0.17
Venture Capital	0.07
Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Wells Fargo & Co.	3.62%
HSBC Holdings PLC (United Kingdom)	3.58
Berkshire Hathaway Inc. Class B	3.43
J.P. Morgan Chase & Co.	3.27
Citigroup Inc.	2.03
Bank of America Corp.	2.02
Commonwealth Bank of Australia (Australia)	1.98
Royal Bank of Canada (Canada)	1.76
Westpac Banking Corp. (Australia)	1.71
Toronto-Dominion Bank (The) (Canada)	1.61

TOTAL	25.01%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.08%	26.42%	26.04%	3.85%	3.89%	3.77%	6.80%	6.81%	6.90%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.08%	26.42%	26.04%	20.81%	21.03%	20.35%	93.12%	93.30%	94.89%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Healthcare Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be a part of the healthcare sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 8.65%, net of fees, while the total return for the Index was 8.56%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Pharmaceuticals	69.78%
Health Care — Products	11.37
Biotechnology	9.32
Health Care — Services	6.69
Electronics	1.79
Software	0.44
Chemicals	0.10
Short-Term and Other Net Assets	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Johnson & Johnson	7.42%
Pfizer Inc.	7.25
Novartis AG Registered (Switzerland)	6.47
Merck & Co. Inc.	5.37
Roche Holding AG Genusschein (Switzerland)	5.13
GlaxoSmithKline PLC (United Kingdom)	4.49
Abbott Laboratories	4.20
Sanofi (France)	4.01
Bayer AG Registered (Germany)	2.78
Novo Nordisk A/S Class B (Denmark)	2.70

TOTAL	49.82%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.02%	21.74%	20.64%	(2.70)%	(2.81)%	(2.95)%	2.53%	2.47%	2.50%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.02%	21.74%	20.64%	(12.78)%	(13.28)%	(13.90)%	16.30%	15.92%	16.12%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the industrials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (2.25)%, net of fees, while the total return for the Index was (2.51)%.

PORTFOLIO ALLOCATION As of 9/30/12

Sector	Percentage of Net Assets

Manufacturing	22.20%
Transportation	15.19
Machinery	11.30
Aerospace & Defense	11.25
Commercial Services	6.44
Distribution & Wholesale	5.50
Engineering & Construction	5.50
Electrical Components & Equipment	3.96
Electronics	3.82
Holding Companies — Diversified	2.87
Building Materials	2.07
Metal Fabricate & Hardware	2.00
Auto Manufacturers	1.94
Hand & Machine Tools	1.74
Airlines	1.40
Environmental Control	1.14
Other*	1.24
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/12

Security	Percentage of Net Assets

General Electric Co.	9.43%
Siemens AG Registered (Germany)	3.29
United Technologies Corp.	2.59
3M Co.	2.31
Caterpillar Inc.	2.23
Union Pacific Corp.	2.19
United Parcel Service Inc. Class B	1.99
Boeing Co. (The)	1.87
Honeywell International Inc.	1.85
ABB Ltd. Registered (Switzerland)	1.60

TOTAL	29.35%

*	Other includes sectors which individually represent less than 1% of net assets.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.76%	13.14%	12.14%	(3.85)%	(4.00)%	(3.79)%	4.91%	4.84%	5.18%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.76%	13.14%	12.14%	(17.84)%	(18.45)%	(17.55)%	33.65%	33.14%	35.71%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the materials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (3.94)%, net of fees, while the total return for the Index was (4.02)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Chemicals	41.19%
Mining	39.82
Iron & Steel	10.08
Building Materials	3.14
Forest Products & Paper	2.28
Packaging & Containers	1.91
Textiles	0.73
Biotechnology	0.38
Short-Term and Other Net Assets	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	6.30%
BASF SE (Germany)	4.44
BHP Billiton PLC (United Kingdom)	3.76
Rio Tinto PLC (United Kingdom)	3.27
Monsanto Co.	2.78
E.I. du Pont de Nemours and Co.	2.68
Barrick Gold Corp. (Canada)	2.39
Anglo American PLC (United Kingdom)	2.33
L’Air Liquide SA (France)	2.21
Freeport-McMoRan Copper & Gold Inc.	2.15

TOTAL	32.31%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.46%	27.94%	27.62%	1.52%	1.43%	1.66%	9.86%	9.84%	10.24%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.46%	27.94%	27.62%	7.81%	7.36%	8.59%	156.17%	155.68%	165.09%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the information technology sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (1.69)%, net of fees, while the total return for the Index was (1.64)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets
Computers	34.21%
Semiconductors	19.76
Software	17.24
Internet	9.41
Telecommunications	6.19
Electronics	3.96
Commercial Services	3.49
Diversified Financial Services	2.16
Office & Business Equipment	1.74
Other*	1.67
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets
Apple Inc.	19.19%
Microsoft Corp.	6.89
International Business Machines Corp.	6.86
Google Inc. Class A	6.12
Samsung Electronics Co. Ltd. (South Korea)	4.48
Oracle Corp.	3.68
Intel Corp.	3.47
QUALCOMM Inc.	3.26
Cisco Systems Inc.	3.09
Visa Inc. Class A	2.16

TOTAL	59.20%

*	Other includes sectors which individually represent less than 1% of net assets.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.90%	17.71%	16.89%	(0.26)%	(0.33)%	(0.54)%	11.23%	11.22%	11.15%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.90%	17.71%	16.89%	(1.31)%	(1.66)%	(2.69)%	189.77%	189.71%	187.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Telecommunications Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the telecommunications sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 10.55%, net of fees, while the total return for the Index was 10.35%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Telephone — Integrated	59.47%
Cellular Telecommunications	27.66
Telecommunications Services	10.90
Wireless Equipment	1.60
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

AT&T Inc.	18.31%
Vodafone Group PLC (United Kingdom)	11.75
Verizon Communications Inc.	10.95
America Movil SAB de CV Series L (Mexico)	5.52
China Mobile Ltd. (China)	4.94
Telefonica SA (Spain)	4.53
Telstra Corp. Ltd. (Australia)	4.31
Nippon Telegraph and Telephone Corp. (Japan)	3.16
Deutsche Telekom AG Registered (Germany)	3.05
BCE Inc. (Canada)	2.96

TOTAL	69.48%

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.36%	6.42%	5.10%	(4.45)%	(4.45)%	(4.73)%	0.69%	0.71%	0.52%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.36%	6.42%	5.10%	(20.35)%	(20.35)%	(21.53)%	4.22%	4.34%	3.18%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM and measures the performance of companies that the Index provider deems to be part of the utilities sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.46%, net of fees, while the total return for the Index was 1.20%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Electric	77.79%
Gas	17.43
Water	2.53
Pipelines	1.11
Holding Companies — Diversified	0.34
Engineering & Construction	0.16
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

E.ON AG (Germany)	5.35%
Duke Energy Corp.	5.13
Southern Co. (The)	4.54
National Grid PLC (United Kingdom)	4.50
GDF Suez (France)	3.74
Exelon Corp.	3.42
Dominion Resources Inc.	3.42
NextEra Energy Inc.	3.34
Centrica PLC (United Kingdom)	3.10
Enel SpA (Italy)	2.59

TOTAL	39.13%

FUND PERFORMANCE OVERVIEWS	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares S&P Global Sector Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Consumer Discretionary
Actual	$1,000.00	$995.80	0.48%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Consumer Staples
Actual	1,000.00	1,056.70	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Energy
Actual	1,000.00	1,007.10	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Financials
Actual	1,000.00	1,005.80	0.48	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Healthcare
Actual	$1,000.00	$1,086.50	0.48%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Industrials
Actual	1,000.00	977.50	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Materials
Actual	1,000.00	960.60	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Technology
Actual	1,000.00	983.10	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Telecommunications
Actual	1,000.00	1,105.50	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Utilities
Actual	1,000.00	1,014.60	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.14%

AUSTRALIA — 0.44%
Crown Ltd.	64,656	$611,846

		611,846
CANADA — 2.08%
Canadian Tire Corp. Ltd. Class A	5,088	365,899
Gildan Activewear Inc.	7,440	235,688
Magna International Inc. Class A	15,216	657,383
Shaw Communications Inc. Class B	23,184	474,071
Thomson Reuters Corp.	21,456	619,726
Tim Hortons Inc.	10,560	549,062

		2,901,829
FINLAND — 0.24%
Nokian Renkaat OYJ	8,064	328,348

		328,348
FRANCE — 5.34%
Accor SA	9,984	333,377
Christian Dior SA	2,880	386,814
Compagnie Generale des Etablissements Michelin Class B	11,136	873,341
Hermes International SCA	864	232,311
Lagardere SCA	6,240	170,630
LVMH Moet Hennessy Louis Vuitton SA	15,216	2,290,319
PPR SA	4,128	634,094
PSA Peugeot Citroen SAa	19,632	155,328
Publicis Groupe SA	8,832	494,831
Renault SA	12,624	593,113
SES SA Class A FDR	22,080	601,211
Sodexo	5,424	408,839
Valeo SA	5,904	273,438

		7,447,646
GERMANY — 4.23%
Adidas AG	12,144	997,388
Bayerische Motoren Werke AG	19,104	1,398,694
Continental AG	5,184	508,194
Daimler AG Registered	57,072	2,765,481
Volkswagen AG	1,344	225,123

		5,894,880
GREECE — 0.06%
OPAP SA	17,176	88,388

		88,388

Security	Shares	Value

HONG KONG — 0.53%
Li & Fung Ltd.[b]	480,000	$744,152

		744,152
ITALY — 0.57%
Fiat SpA[a]	53,856	287,674
Luxottica Group SpA	7,920	280,505
Mediaset SpA	31,824	59,816
Pirelli & C. SpA	15,888	171,287

		799,282
JAPAN — 14.17%
Aisin Seiki Co. Ltd.	14,400	410,900
Bridgestone Corp.	43,200	1,005,038
Denso Corp.	33,600	1,058,529
Dentsu Inc.	9,600	244,319
Fast Retailing Co. Ltd.	3,400	793,188
Honda Motor Co. Ltd.	100,800	3,105,625
Isuzu Motors Ltd.	96,000	465,193
Marui Group Co. Ltd.	14,400	102,355
Nikon Corp.	19,200	530,098
Nissan Motor Co. Ltd.	153,600	1,312,905
Nitori Holdings Co. Ltd.	2,400	223,650
NOK Corp.	9,600	154,118
Oriental Land Co. Ltd.	3,200	422,828
Panasonic Corp.	129,600	859,558
Sega Sammy Holdings Inc.	9,600	182,745
Sekisui House Ltd.	35,000	348,650
Sharp Corp.[b]	48,000	119,074
Sony Corp.	57,600	680,391
Suzuki Motor Corp.	28,800	560,823
Toyota Industries Corp.	14,400	404,422
Toyota Motor Corp.	168,000	6,564,524
Yamada Denki Co. Ltd.	4,800	211,311

		19,760,244
MEXICO — 0.69%
Grupo Elektra SA de CVb	3,360	137,999
Grupo Televisa SAB CPO	172,800	816,742

		954,741
NETHERLANDS — 0.60%
Reed Elsevier NV	39,168	524,304
Wolters Kluwer NV	16,896	318,008

		842,312

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

SOUTH KOREA — 0.97%
Hyundai Motor Co. NVS SP GDR[c]	15,612	$498,803
Hyundai Motor Co. SP GDR[d]	7,549	855,815

		1,354,618
SPAIN — 1.10%
Industria de Diseno Textil SA	12,384	1,539,510

		1,539,510
SWEDEN — 1.77%
Electrolux AB Class B	18,576	458,974
Hennes & Mauritz AB Class B	57,696	2,008,088

		2,467,062
SWITZERLAND — 1.74%
Compagnie Financiere Richemont SA Class A Bearer	29,232	1,754,293
Swatch Group AG (The) Bearer	1,680	670,713

		2,425,006
UNITED KINGDOM — 6.65%
Aegis Group PLC	48,672	185,092
British Sky Broadcasting Group PLC	56,880	682,903
Burberry Group PLC	26,208	423,630
Carnival PLC	12,432	458,317
Compass Group PLC	107,520	1,186,715
Daily Mail & General Trust PLC Class A NVS	13,344	103,753
GKN PLC	113,904	395,086
InterContinental Hotels Group PLC	18,528	484,688
ITV PLC	208,704	297,921
Kingfisher PLC	130,992	558,851
Ladbrokes PLC	55,728	155,502
Marks & Spencer Group PLC	86,064	495,867
Next PLC	9,840	548,192
Pearson PLC	42,720	834,709
Persimmon PLC	18,864	231,051
Reed Elsevier PLC	62,304	595,602
UBM PLC	12,528	141,814
Whitbread PLC	10,224	374,440
William Hill PLC	40,080	205,037
WPP PLC	67,536	917,715

		9,276,885
UNITED STATES — 56.96%
Abercrombie & Fitch Co. Class A	4,800	162,816
Amazon.com Inc.[a]	20,160	5,127,091

Security	Shares	Value

Apollo Group Inc. Class Aa,b	5,952	$172,906
AutoNation Inc.[a]	2,256	98,520
AutoZone Inc.[a]	2,064	762,999
Bed Bath & Beyond Inc.[a,b]	12,960	816,480
Best Buy Co. Inc.	14,592	250,836
Big Lots Inc.[a]	3,456	102,228
BorgWarner Inc.[a]	7,392	510,861
Cablevision NY Group Class A	12,672	200,851
CarMax Inc.[a]	12,960	366,768
Carnival Corp.	24,768	902,546
CBS Corp. Class B NVS	32,880	1,194,530
Chipotle Mexican Grill Inc.[a]	1,824	579,193
Coach Inc.	16,176	906,180
Comcast Corp. Class A	148,560	5,313,991
D.R. Horton Inc.	16,320	336,845
Darden Restaurants Inc.	7,392	412,104
DIRECTV[a]	35,136	1,843,235
Discovery Communications Inc. Series Aa,b	14,064	838,636
Dollar Tree Inc.[a]	12,960	625,644
Expedia Inc.	5,424	313,724
Family Dollar Stores Inc.	5,520	365,976
Ford Motor Co.	219,264	2,161,943
Fossil Inc.[a]	3,120	264,264
GameStop Corp. Class Ab	6,720	141,120
Gannett Co. Inc.	11,184	198,516
Gap Inc. (The)	16,800	601,104
Genuine Parts Co.	7,728	471,640
Goodyear Tire & Rubber Co. (The)[a]	17,760	216,494
H&R Block Inc.	15,600	270,348
Harley-Davidson Inc.	14,496	614,196
Harman International Industries Inc.	4,032	186,117
Hasbro Inc.	6,720	256,502
Home Depot Inc. (The)	83,760	5,056,591
International Game Technology	15,744	206,089
Interpublic Group of Companies Inc. (The)	24,384	271,150
J.C. Penney Co. Inc.	8,400	204,036
Johnson Controls Inc.	40,416	1,107,398
Kohl’s Corp.	12,096	619,557
Leggett & Platt Inc.	8,448	211,622
Lennar Corp. Class A	9,840	342,137
Limited Brands Inc.	13,536	666,783

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Lowe’s Companies Inc.	63,504	$1,920,361
Macy’s Inc.	22,656	852,319
Marriott International Inc. Class A	15,024	587,438
Mattel Inc.	19,008	674,404
McDonald’s Corp.	56,208	5,157,084
McGraw-Hill Companies Inc. (The)	14,448	788,716
Netflix Inc.[a,b]	3,264	177,692
Newell Rubbermaid Inc.	15,552	296,888
News Corp. Class A NVS	113,376	2,781,113
Nike Inc. Class B	20,448	1,940,720
Nordstrom Inc.	8,736	482,052
O’Reilly Automotive Inc.[a,b]	6,816	569,954
Omnicom Group Inc.	14,064	725,140
Priceline.com Inc.[a]	2,784	1,722,544
PulteGroup Inc.[a,b]	19,920	308,760
Ralph Lauren Corp.	3,600	544,428
Ross Stores Inc.	12,480	806,208
Scripps Networks Interactive Inc. Class A	4,320	264,514
Staples Inc.	37,872	436,285
Starbucks Corp.	42,528	2,158,296
Starwood Hotels & Resorts Worldwide Inc.	11,424	662,135
Target Corp.	36,240	2,300,153
Tiffany & Co.	6,768	418,804
Time Warner Cable Inc.	16,944	1,610,697
Time Warner Inc.	50,832	2,304,215
TJX Companies Inc. (The)	40,512	1,814,532
TripAdvisor Inc.[a,b]	6,192	203,903
Urban Outfitters Inc.[a]	6,480	243,389
VF Corp.	4,896	780,227
Viacom Inc. Class B NVS	26,112	1,399,342
Walt Disney Co. (The)	97,728	5,109,220
Washington Post Co. (The) Class B	192	69,702
Whirlpool Corp.	4,464	370,110
Wyndham Worldwide Corp.	8,688	455,946
Wynn Resorts Ltd.	4,656	537,489
Yum! Brands Inc.	25,584	1,697,243

		79,444,590

TOTAL COMMON STOCKS
(Cost: $126,019,837)		136,881,339

Security	Shares	Value

PREFERRED STOCKS — 1.55%

GERMANY — 1.55%
Porsche Automobil Holding SE	9,216	$551,855
Volkswagen AG	8,832	1,612,888

		2,164,743

TOTAL PREFERRED STOCKS
(Cost: $2,289,947)		2,164,743

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	1,922,851	1,922,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[e,f,g]	135,407	135,407
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	34,305	34,305

		2,092,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,092,563)		2,092,563

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $130,402,347)		141,138,645
Other Assets, Less Liabilities — (1.19)%		(1,663,608)

NET ASSETS — 100.00%		$139,475,037

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.76%

AUSTRALIA — 3.19%
Coca-Cola Amatil Ltd.	112,628	$1,588,172
Wesfarmers Ltd.	234,728	8,362,648
Woolworths Ltd.	250,120	7,480,469

		17,431,289
BELGIUM — 2.77%
Anheuser-Busch InBev NV	161,172	13,720,198
Colruyt SA	14,504	632,460
Delhaize Group SA	20,572	795,167

		15,147,825
BRAZIL — 0.44%
BRF — Brasil Foods SA SP ADR[a]	138,380	2,393,974

		2,393,974
CANADA — 1.01%
George Weston Ltd.	10,064	646,931
Loblaw Companies Ltd.	21,608	750,169
Metro Inc. Class A	20,424	1,212,218
Saputo Inc.	26,492	1,137,545
Shoppers Drug Mart Corp.	43,216	1,797,684

		5,544,547
CHILE — 0.05%
Cencosud SA SP ADR	14,948	274,296

		274,296
DENMARK — 0.35%
Carlsberg A/S Class B	21,460	1,903,572

		1,903,572
FRANCE — 4.00%
Carrefour SA	124,172	2,578,320
Casino Guichard-Perrachon SA	11,544	1,023,110
Danone SA	122,988	7,580,512
L’Oreal SA	49,728	6,158,239
Pernod Ricard SA	40,404	4,538,350

		21,878,531
GERMANY — 0.41%
Beiersdorf AG	19,684	1,445,969
METRO AG	26,344	788,826

		2,234,795

Security	Shares	Value

IRELAND — 0.26%
Kerry Group PLC Class A	27,824	$1,426,453

		1,426,453
JAPAN — 5.27%
AEON Co. Ltd.	148,017	1,679,936
Ajinomoto Co. Inc.	148,000	2,328,432
Asahi Group Holdings Ltd.	103,698	2,564,460
Japan Tobacco Inc.	177,600	5,346,262
Kao Corp.	103,600	3,062,725
Kirin Holdings Co. Ltd.	193,596	2,597,869
Lawson Inc.	14,800	1,141,388
Nippon Meat Packers Inc.	42,000	540,925
Nissin Foods Holdings Co. Ltd.	14,800	582,108
Seven & I Holdings Co. Ltd.	162,837	5,016,970
Shiseido Co. Ltd.	74,000	1,018,689
Unicharm Corp.	29,600	1,704,473
Yakult Honsha Co. Ltd.	25,320	1,204,165

		28,788,402
MEXICO — 1.46%
Fomento Economico Mexicano SAB de CV BD Units	384,809	3,548,422
Grupo Modelo SAB de CV Series C	133,237	1,202,395
Wal-Mart de Mexico SAB de CV Series Va	1,139,610	3,209,495

		7,960,312
NETHERLANDS — 3.45%
D.E Master Blenders 1753 NVb	119,140	1,436,940
Heineken NV	42,920	2,561,496
Koninklijke Ahold NV	214,008	2,683,556
Unilever NV CVA	343,952	12,181,863

		18,863,855
SINGAPORE — 0.29%
Wilmar International Ltd.	592,000	1,568,436

		1,568,436
SOUTH KOREA — 0.20%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,087,190

		1,087,190
SPAIN — 0.12%
Distribuidora Internacional de Alimentacion SA	120,620	666,488

		666,488

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

SWEDEN — 0.76%
Svenska Cellulosa AB Class B	125,948	$2,343,540
Swedish Match AB	44,252	1,792,596

		4,136,136
SWITZERLAND — 7.48%
Nestle SA Registered	647,944	40,884,315

		40,884,315
UNITED KINGDOM — 14.83%
Associated British Foods PLC	72,076	1,500,245
British American Tobacco PLC	391,608	20,106,151
Diageo PLC	501,276	14,080,559
Imperial Tobacco Group PLC	199,060	7,367,449
J Sainsbury PLC	271,580	1,523,951
Reckitt Benckiser Group PLC	128,464	7,395,364
SABMiller PLC	187,812	8,249,180
Tate & Lyle PLC	95,460	1,025,860
Tesco PLC	1,610,388	8,633,505
Unilever PLC	244,496	8,891,166
Wm Morrison Supermarkets PLC	500,388	2,304,491

		81,077,921
UNITED STATES — 51.42%
Altria Group Inc.	406,852	13,584,788
Archer-Daniels-Midland Co.	132,756	3,608,308
Avon Products Inc.	87,468	1,395,115
Beam Inc.	31,968	1,839,439
Brown-Forman Corp. Class B NVS	30,340	1,979,685
Campbell Soup Co.[a]	36,556	1,272,880
Clorox Co. (The)	26,048	1,876,758
Coca-Cola Co. (The)	777,592	29,494,065
Coca-Cola Enterprises Inc.	56,536	1,767,881
Colgate-Palmolive Co.	89,392	9,584,610
ConAgra Foods Inc.	83,324	2,298,909
Constellation Brands Inc. Class Aa,b	29,896	967,136
Costco Wholesale Corp.	86,876	8,698,459
CVS Caremark Corp.	255,448	12,368,792
Dean Foods Co.[a,b]	37,740	617,049
Dr Pepper Snapple Group Inc.	42,772	1,904,637
Estee Lauder Companies Inc. (The) Class A	48,248	2,970,629
General Mills Inc.	130,388	5,195,962
H.J. Heinz Co.	64,528	3,610,342
Hershey Co. (The)	30,488	2,161,294

Security	Shares	Value

Hormel Foods Corp.	27,676	$809,246
J.M. Smucker Co. (The)	22,348	1,929,303
Kellogg Co.	49,728	2,568,948
Kimberly-Clark Corp.	78,884	6,766,669
Kraft Foods Inc. Class A	356,088	14,724,239
Kroger Co. (The)	110,408	2,599,004
Lorillard Inc.	26,344	3,067,759
McCormick & Co. Inc. NVS	26,788	1,661,928
Mead Johnson Nutrition Co. Class A	41,144	3,015,032
Molson Coors Brewing Co. Class B NVS	31,820	1,433,491
Monster Beverage Corp.[a,b]	31,080	1,683,293
PepsiCo Inc.	311,984	22,079,108
Philip Morris International Inc.	338,328	30,429,220
Procter & Gamble Co. (The)	552,336	38,310,025
Reynolds American Inc.	65,416	2,835,129
Safeway Inc.[a]	49,580	797,742
Sysco Corp.	118,104	3,693,112
Tyson Foods Inc. Class A	60,236	964,981
Wal-Mart Stores Inc.	336,996	24,870,305
Walgreen Co.	172,124	6,272,199
Whole Foods Market Inc.	34,484	3,358,742

		281,066,213

TOTAL COMMON STOCKS
(Cost: $466,941,984)		534,334,550

PREFERRED STOCKS — 1.60%

BRAZIL — 1.08%
Companhia de Bebidas das Americas SP ADR	154,364	5,907,511

		5,907,511
GERMANY — 0.52%
Henkel AG & Co. KGaA	35,668	2,839,938

		2,839,938

TOTAL PREFERRED STOCKS
(Cost: $6,129,155)		8,747,449

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	5,206,281	5,206,281

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	366,626	$366,626
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	460,490	460,490

		6,033,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,033,397)		6,033,397

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $479,104,536)		549,115,396
Other Assets, Less Liabilities — (0.46)%		(2,532,243)

NET ASSETS — 100.00%		$546,583,153

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.95%

AUSTRALIA — 2.25%
Oil Search Ltd.	467,832	$3,609,818
Origin Energy Ltd.	473,236	5,570,777
Santos Ltd.	408,002	4,819,835
Woodside Petroleum Ltd.	262,480	9,045,660
WorleyParsons Ltd.	89,552	2,634,510

		25,680,600
AUSTRIA — 0.19%
OMV AG	61,953	2,170,698

		2,170,698
CANADA — 10.49%
ARC Resources Ltd.	125,257	3,042,474
Cameco Corp.	169,261	3,294,220
Canadian Natural Resources Ltd.	458,375	14,129,289
Canadian Oil Sands Ltd.	187,789	4,017,438
Cenovus Energy Inc.	318,450	11,104,243
Crescent Point Energy Corp.	142,048	6,284,211
Enbridge Inc.	328,679	12,827,149
Encana Corp.	307,063	6,718,905
Enerplus Corp.	83,955	1,390,789
Husky Energy Inc.	122,169	3,280,355
Imperial Oil Ltd.	105,378	4,846,135
Nexen Inc.	222,143	5,621,587
Penn West Petroleum Ltd.	200,913	2,856,622
Suncor Energy Inc.	647,515	21,282,215
Talisman Energy Inc.	432,320	5,773,347
TransCanada Corp.	289,886	13,181,055

		119,650,034
CHINA — 2.83%
China Petroleum & Chemical Corp. Class H	7,334,000	6,848,503
CNOOC Ltd.	6,755,000	13,852,836
PetroChina Co. Ltd. Class H	8,878,000	11,633,893

		32,335,232
COLOMBIA — 0.55%
Ecopetrol SA SP ADR[a]	105,957	6,244,046

		6,244,046
FRANCE — 4.72%
Technip SA	45,355	5,047,788

Security	Shares	Value

Total SA	981,791	$48,754,646

		53,802,434
ITALY — 2.96%
Eni SpA	1,127,892	24,696,575
Saipem SpA	105,571	5,075,483
Tenaris SA	197,632	4,037,546

		33,809,604
JAPAN — 1.25%
INPEX Corp.	1,158	6,928,650
JX Holdings Inc.	1,042,220	5,720,154
TonenGeneral Sekiyu K.K.	193,000	1,679,447

		14,328,251
NORWAY — 1.78%
Seadrill Ltd.[a]	151,891	5,935,232
Statoil ASA	445,444	11,508,030
Subsea 7 SA	122,169	2,821,189

		20,264,451
PORTUGAL — 0.13%
Galp Energia SGPS SA Class B	92,640	1,504,068

		1,504,068
SPAIN — 0.62%
Repsol SA	365,928	7,103,862

		7,103,862
UNITED KINGDOM — 16.80%
AMEC PLC	128,924	2,385,816
BG Group PLC	1,420,480	28,672,376
BP PLC	7,944,266	55,995,945
Cairn Energy PLC[b]	248,005	1,101,716
Petrofac Ltd.	103,641	2,669,383
Royal Dutch Shell PLC Class A	1,525,665	52,771,229
Royal Dutch Shell PLC Class B	1,118,049	39,683,236
Tullow Oil PLC	377,122	8,342,976

		191,622,677
UNITED STATES — 53.38%
Alpha Natural Resources Inc.[a,b]	106,729	701,210
Anadarko Petroleum Corp.	209,019	14,614,609
Apache Corp.	163,471	14,135,337
Baker Hughes Inc.	184,508	8,345,297
Cabot Oil & Gas Corp.	87,429	3,925,562
Cameron International Corp.[a,b]	103,448	5,800,329
Chesapeake Energy Corp.	220,213	4,155,419

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Chevron Corp.	818,127	$95,360,883
ConocoPhillips	501,028	28,648,781
CONSOL Energy Inc.	98,816	2,969,421
Denbury Resources Inc.[a,b]	169,454	2,738,377
Devon Energy Corp.	156,523	9,469,642
Diamond Offshore Drilling Inc.	27,599	1,816,290
Ensco PLC Class A	97,272	5,307,160
EOG Resources Inc.	112,905	12,651,005
EQT Corp.	61,374	3,621,066
Exxon Mobil Corp.	1,925,561	176,092,553
FMC Technologies Inc.[a,b]	98,816	4,575,181
Halliburton Co.	389,281	13,114,877
Helmerich & Payne Inc.	46,127	2,196,106
Hess Corp.	127,187	6,832,486
Kinder Morgan Inc.	237,004	8,418,382
Marathon Oil Corp.	294,711	8,714,604
Marathon Petroleum Corp.	142,820	7,796,544
Murphy Oil Corp.	79,323	4,258,852
Nabors Industries Ltd.[a,b]	129,889	1,822,343
National Oilwell Varco Inc.	178,911	14,332,560
Newfield Exploration Co.[a,b]	58,479	1,831,562
Noble Corp.[b]	105,571	3,777,330
Noble Energy Inc.	73,726	6,835,137
Occidental Petroleum Corp.	339,680	29,232,861
Peabody Energy Corp.	120,432	2,684,429
Phillips 66	261,901	12,144,349
Pioneer Natural Resources Co.	52,110	5,440,284
QEP Resources Inc.	75,077	2,376,938
Range Resources Corp.	67,357	4,706,234
Rowan Companies PLC[a,b]	51,917	1,753,237
Schlumberger Ltd.	554,103	40,078,270
Southwestern Energy Co.[a,b]	145,715	5,067,968
Spectra Energy Corp.	267,498	7,853,741
Sunoco Inc.	44,197	2,069,746
Tesoro Corp.	60,795	2,547,311
Valero Energy Corp.	235,460	7,459,373
Williams Companies Inc. (The)	264,796	9,259,916
WPX Energy Inc.[a,b]	84,920	1,408,823

		608,942,385

TOTAL COMMON STOCKS
(Cost: $1,110,283,495)		1,117,458,342

Security	Shares	Value

PREFERRED STOCKS — 1.74%

BRAZIL — 1.74%
Petroleo Brasileiro SA SP ADR[a]	898,608	$19,832,278

		19,832,278

TOTAL PREFERRED STOCKS
(Cost: $29,998,519)		19,832,278

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	18,002,382	18,002,382
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	1,267,726	1,267,726
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	542,961	542,961

		19,813,069

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,813,069)		19,813,069

TOTAL INVESTMENTS IN SECURITIES — 101.43%
(Cost: $1,160,095,083)		1,157,103,689
Other Assets, Less Liabilities — (1.43)%		(16,300,131)

NET ASSETS — 100.00%		$1,140,803,558

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.01%

AUSTRALIA — 9.27%
AMP Ltd.	101,232	$455,824
ASX Ltd.	6,232	191,633
Australia and New Zealand Banking Group Ltd.	92,644	2,384,427
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	70,680	141,855
Commonwealth Bank of Australia	54,340	3,151,460
Dexus Property Group	147,896	146,107
Goodman Group	43,168	177,766
GPT Group	50,160	177,349
Insurance Australia Group Ltd.	70,376	319,814
Lend Lease Group	15,656	127,803
Macquarie Group Ltd.	11,704	346,386
Mirvac Group	105,412	156,754
National Australia Bank Ltd.	77,596	2,056,841
QBE Insurance Group Ltd.	40,432	544,486
Stockland Corp. Ltd.	71,592	248,658
Suncorp Group Ltd.	43,852	421,360
Westfield Group	68,324	721,869
Westfield Retail Trust	88,160	264,948
Westpac Banking Corp.	105,260	2,720,078

		14,755,426
AUSTRIA — 0.13%
Erste Group Bank AGa	8,892	198,648

		198,648
BELGIUM — 0.36%
Ageas SA/NV	8,306	199,394
Groupe Bruxelles Lambert SA	2,888	214,565
KBC Groep NV	6,840	164,290

		578,249
CANADA — 7.75%
Bank of Montreal	21,812	1,287,949
Bank of Nova Scotia	39,748	2,178,172
Brookfield Asset Management Inc. Class A	17,404	600,327
Canadian Imperial Bank of Commerce	13,680	1,069,847
Manulife Financial Corp.	60,040	723,079
National Bank of Canada	5,396	408,011
Power Corp. of Canada	11,172	271,366
Royal Bank of Canada	48,716	2,799,332

Security	Shares	Value

Sun Life Financial Inc.	19,456	$451,228
Toronto-Dominion Bank (The)	30,704	2,558,485

		12,347,796
CHILE — 0.13%
Banco de Chile SP ADR	781	65,136
Banco Santander (Chile) SA SP ADR	1,976	144,722

		209,858
CHINA — 2.95%
China Construction Bank Corp. Class H	2,660,720	1,846,281
China Life Insurance Co. Ltd. Class H	228,000	658,717
Industrial and Commercial Bank of China Ltd. Class H	2,736,000	1,616,210
Ping An Insurance (Group) Co. of China Ltd. Class H	76,000	574,417

		4,695,625
COLOMBIA — 0.11%
Bancolombia SA SP ADR	2,964	176,980

		176,980
DENMARK — 0.24%
Danske Bank A/Sa	21,204	383,125

		383,125
FINLAND — 0.32%
Sampo OYJ Class A	16,340	508,928

		508,928
FRANCE — 2.72%
AXA SA	63,992	954,154
BNP Paribas SA	36,556	1,739,143
Credit Agricole SAa	39,140	270,399
Societe Generale[a]	26,600	756,282
Unibail-Rodamco SE	3,040	606,590

		4,326,568
GERMANY — 2.85%
Allianz SE Registered	15,352	1,828,684
Commerzbank AGa	150,252	268,492
Deutsche Bank AG Registered	31,464	1,244,509
Deutsche Boerse AG	6,460	357,904
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,320	831,568

		4,531,157
GREECE — 0.05%
National Bank of Greece SA SP ADR[a]	29,388	70,531

		70,531

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

HONG KONG — 2.72%
AIA Group Ltd.	258,400	$963,178
BOC Hong Kong (Holdings) Ltd.	76,000	241,628
Cheung Kong (Holdings) Ltd.	76,000	1,114,526
Hang Seng Bank Ltd.	15,200	233,099
Hong Kong Exchanges and Clearing Ltd.[c]	30,400	459,534
Sun Hung Kai Properties Ltd.	76,000	1,113,546
Swire Pacific Ltd. Class A	17,000	208,300

		4,333,811
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		1
ITALY — 1.61%
Assicurazioni Generali SpA	45,904	660,831
Banca Monte dei Paschi di Siena SpA[a,c]	242,896	70,497
Banco Popolare SpA[a]	61,332	91,923
Intesa Sanpaolo SpA	474,088	721,528
Mediobanca SpA	16,492	88,220
UniCredit SpA[a]	196,764	818,138
Unione di Banche Italiane ScpA	31,616	116,978

		2,568,115
JAPAN — 6.65%
Credit Saison Co. Ltd.	7,600	184,334
Dai-ichi Life Insurance Co. Ltd. (The)	306	348,478
Daiwa House Industry Co. Ltd.	19,000	276,697
Daiwa Securities Group Inc.	76,000	290,128
Mitsubishi Estate Co. Ltd.	44,000	844,936
Mitsubishi UFJ Financial Group Inc.	494,000	2,323,959
Mitsui Fudosan Co. Ltd.	30,000	602,699
Mizuho Financial Group Inc.	820,800	1,339,866
MS&AD Insurance Group Holdings Inc.	15,200	263,949
NKSJ Holdings Inc.	15,200	298,530
Nomura Holdings Inc.	121,600	436,072
ORIX Corp.	3,800	382,931
Shinsei Bank Ltd.	76,000	98,663
Sumitomo Mitsui Financial Group Inc.	45,600	1,430,128
Sumitomo Mitsui Trust Holdings Inc.	152,270	454,070
Sumitomo Realty & Development Co. Ltd.	16,000	426,118
Tokio Marine Holdings Inc.	22,800	584,360

		10,585,918

Security	Shares	Value

NETHERLANDS — 0.84%
AEGON NV	58,976	$306,905
ING Groep NV CVA[a]	130,188	1,029,876

		1,336,781
NORWAY — 0.24%
DNB ASA	31,388	385,168

		385,168
PERU — 0.17%
Credicorp Ltd.	2,204	276,117

		276,117
PORTUGAL — 0.04%
Banco Espirito Santo SA Registered[a]	95,532	69,562

		69,562
SINGAPORE — 1.60%
DBS Group Holdings Ltd.	64,000	750,762
Oversea-Chinese Banking Corp. Ltd.	76,000	578,658
United Overseas Bank Ltd.[c]	76,000	1,217,413

		2,546,833
SOUTH KOREA — 0.59%
KB Financial Group Inc. SP ADR[c]	12,368	436,467
Shinhan Financial Group Co. Ltd. SP ADR[c]	7,544	506,504

		942,971
SPAIN — 2.68%
Banco Bilbao Vizcaya Argentaria SA	184,300	1,449,404
Banco de Sabadell SA	89,300	240,108
Banco Popular Espanol SAc	48,412	105,942
Banco Santander SAa	332,472	2,478,667

		4,274,121
SWEDEN — 1.83%
Investor AB Class B	14,288	315,109
Nordea Bank AB	89,756	889,127
Skandinaviska Enskilda Banken AB Class A	57,988	486,432
Svenska Handelsbanken AB Class A	16,796	630,433
Swedbank AB Class A	31,844	599,328

		2,920,429
SWITZERLAND — 3.06%
Baloise Holding AG Registered	1,672	131,564
Credit Suisse Group AG Registered	37,924	804,241
GAM Holding AGa	6,916	90,148

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Julius Baer Group Ltd.[a]	6,764	$236,071
Swiss Life Holding AG Registered[a]	1,064	126,688
Swiss Re AGa	11,552	743,050
UBS AG Registered[a]	122,284	1,489,840
Zurich Insurance Group AGa	5,016	1,249,997

		4,871,599
UNITED KINGDOM — 8.91%
3i Group PLC	32,452	116,703
Aviva PLC	97,964	504,159
Barclays PLC	386,384	1,340,519
British Land Co. PLC	27,512	231,906
Hammerson PLC	20,900	152,209
HSBC Holdings PLC	616,284	5,705,338
Land Securities Group PLC	24,320	299,056
Legal & General Group PLC	199,652	425,243
Lloyds Banking Group PLC[a]	1,399,388	877,453
London Stock Exchange Group PLC	5,624	85,640
Man Group PLC	61,560	81,862
Old Mutual PLC	164,388	451,006
Provident Financial PLC	4,484	99,416
Prudential PLC	86,488	1,119,381
Resolution Ltd.	48,868	171,318
Royal Bank of Scotland Group PLC[a]	66,880	277,554
RSA Insurance Group PLC	117,116	208,976
Schroders PLC	3,420	83,833
SEGRO PLC	21,356	78,213
Standard Chartered PLC	66,728	1,508,533
Standard Life PLC	82,916	365,125

		14,183,443
UNITED STATES — 40.19%
ACE Ltd.	11,628	879,077
Aflac Inc.	15,732	753,248
Allstate Corp. (The)	16,796	665,290
American Express Co.	34,048	1,935,969
American International Group Inc.[a]	39,216	1,285,893
American Tower Corp.	12,996	927,785
Ameriprise Financial Inc.	7,296	413,610
Aon PLC	11,324	592,132
Apartment Investment and Management Co. Class A	4,788	124,440
Assurant Inc.	2,888	107,722
AvalonBay Communities Inc.	3,116	423,745

Security	Shares	Value

Bank of America Corp.	364,420	$3,217,829
Bank of New York Mellon Corp. (The)	40,356	912,853
BB&T Corp.	23,864	791,330
Berkshire Hathaway Inc. Class Ba	62,016	5,469,811
BlackRock Inc.[d]	4,332	772,396
Boston Properties Inc.	5,016	554,820
Capital One Financial Corp.	19,532	1,113,519
CBRE Group Inc. Class Aa,c	10,488	193,084
Charles Schwab Corp. (The)	37,012	473,384
Chubb Corp. (The)	9,348	713,065
Cincinnati Financial Corp.	6,080	230,371
Citigroup Inc.	98,952	3,237,710
CME Group Inc.	11,400	653,220
Comerica Inc.	6,764	210,022
Discover Financial Services	17,784	706,558
E*TRADE Financial Corp.[a,c]	8,208	72,313
Equity Residential	9,880	568,396
Federated Investors Inc. Class Bc	3,268	67,615
Fifth Third Bancorp	31,692	491,543
First Horizon National Corp.	8,968	86,362
Franklin Resources Inc.	4,864	608,341
Genworth Financial Inc. Class Aa	16,036	83,868
Goldman Sachs Group Inc. (The)	15,276	1,736,576
Hartford Financial Services Group Inc. (The)	14,440	280,714
HCP Inc.	13,832	615,247
Health Care REIT Inc.[c]	6,916	399,399
Host Hotels & Resorts Inc.	23,636	379,358
Hudson City Bancorp Inc.	18,240	145,190
Huntington Bancshares Inc.	29,868	206,089
IntercontinentalExchange Inc.[a]	2,508	334,592
Invesco Ltd.	14,972	374,150
J.P. Morgan Chase & Co.	128,744	5,211,557
KeyCorp	32,908	287,616
Kimco Realty Corp.[c]	13,300	269,591
Legg Mason Inc.	4,332	106,914
Leucadia National Corp.	6,992	159,068
Lincoln National Corp.	9,272	224,290
Loews Corp.	10,944	451,549
M&T Bank Corp.	4,484	426,697
Marsh & McLennan Companies Inc.	18,924	642,091
MetLife Inc.	35,644	1,228,292
Moody’s Corp.	6,764	298,766

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Morgan Stanley	46,968	$786,244
NASDAQ OMX Group Inc. (The)	4,256	99,144
Northern Trust Corp.	8,284	384,502
NYSE Euronext Inc.	8,664	213,568
People’s United Financial Inc.	13,224	160,539
Plum Creek Timber Co. Inc.	5,472	239,893
PNC Financial Services Group Inc. (The)[d]	18,088	1,141,353
Principal Financial Group Inc.	10,184	274,357
Progressive Corp. (The)	21,660	449,228
Prologis Inc.	15,276	535,118
Prudential Financial Inc.	15,732	857,551
Public Storage	4,636	645,192
Regions Financial Corp.	47,576	343,023
Simon Property Group Inc.	10,032	1,522,958
SLM Corp.	16,720	262,838
State Street Corp.	16,492	692,004
SunTrust Banks Inc.	18,392	519,942
T. Rowe Price Group Inc.	8,740	553,242
Torchmark Corp.	3,496	179,520
Travelers Companies Inc. (The)	13,300	907,858
U.S. Bancorp	64,676	2,218,387
Unum Group	10,032	192,815
Ventas Inc.	9,576	596,106
Vornado Realty Trust	6,156	498,944
Wells Fargo & Co.	166,744	5,757,670
Weyerhaeuser Co.	17,556	458,914
XL Group PLC	10,868	261,158
Zions Bancorp	6,536	135,001

		64,002,136

TOTAL COMMON STOCKS
(Cost: $226,225,508)		156,079,896

PREFERRED STOCKS — 1.49%

BRAZIL — 1.49%
Banco Bradesco SA SP ADR	69,844	1,122,393
Itau Unibanco Holding SA SP ADR	81,928	1,251,860

		2,374,253

TOTAL PREFERRED STOCKS
(Cost: $2,581,247)		2,374,253

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,425,835	$1,425,835
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	100,407	100,407
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	82,055	82,055

		1,608,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,608,297)		1,608,297

TOTAL INVESTMENTS IN SECURITIES — 100.51%
(Cost: $230,415,052)		160,062,446
Other Assets, Less Liabilities — (0.51)%		(817,020)

NET ASSETS — 100.00%		$159,245,426

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.49%

AUSTRALIA — 1.31%
Cochlear Ltd.	13,440	$938,505
CSL Ltd.	122,496	5,859,645
Sonic Healthcare Ltd.	92,544	1,304,005

		8,102,155
BELGIUM — 0.23%
UCB SA	25,920	1,426,878

		1,426,878
CANADA — 0.62%
Valeant Pharmaceuticals International Inc.[a]	69,120	3,811,628

		3,811,628
DENMARK — 2.70%
Novo Nordisk A/S Class B	105,408	16,671,803

		16,671,803
FRANCE — 4.79%
Essilor International SA	51,264	4,805,858
Sanofi	290,304	24,780,131

		29,585,989
GERMANY — 4.45%
Bayer AG Registered	199,680	17,167,841
Fresenius Medical Care AG & Co. KGaA	49,728	3,650,417
Fresenius SE & Co. KGaA	31,296	3,637,295
Merck KGaA	15,936	1,968,159
QIAGEN NVa	56,832	1,046,998

		27,470,710
IRELAND — 0.21%
Elan Corp. PLC[a]	117,696	1,270,379

		1,270,379
JAPAN — 4.92%
Astellas Pharma Inc.	106,135	5,409,065
Chugai Pharmaceutical Co. Ltd.	57,600	1,210,488
Daiichi Sankyo Co. Ltd.	172,893	2,866,735
Eisai Co. Ltd.	60,100	2,719,177
Ono Pharmaceutical Co. Ltd.	22,000	1,358,740
Otsuka Holdings Co. Ltd.	134,400	4,180,566
Shionogi & Co. Ltd.	76,800	1,176,679
Taisho Pharmaceutical Holdings Co. Ltd.	10,800	884,267

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	192,000	$8,871,980
Terumo Corp.	38,400	1,658,406

		30,336,103
SWITZERLAND — 11.98%
Actelion Ltd. Registered[a]	27,456	1,375,429
Lonza Group AG Registered[a]	12,864	673,314
Nobel Biocare Holding AG Registered[a]	29,952	300,540
Novartis AG Registered	652,224	39,939,871
Roche Holding AG Genusschein	169,344	31,659,652

		73,948,806
UNITED KINGDOM — 7.85%
AstraZeneca PLC	301,632	14,393,070
GlaxoSmithKline PLC	1,201,728	27,701,345
Shire PLC	135,552	3,970,651
Smith & Nephew PLC	215,232	2,375,549

		48,440,615
UNITED STATES — 60.43%
Abbott Laboratories	377,664	25,892,644
Aetna Inc.	80,832	3,200,947
Agilent Technologies Inc.	83,904	3,226,109
Alexion Pharmaceuticals Inc.[a,b]	46,656	5,337,446
Allergan Inc.	73,920	6,769,594
AmerisourceBergen Corp.	60,288	2,333,748
Amgen Inc.	185,664	15,655,189
Baxter International Inc.	132,288	7,971,675
Becton, Dickinson and Co.	48,000	3,770,880
Biogen Idec Inc.[a,b]	57,024	8,509,692
Boston Scientific Corp.[a]	343,872	1,973,825
Bristol-Myers Squibb Co.	404,160	13,640,400
C.R. Bard Inc.	19,008	1,989,187
Cardinal Health Inc.	82,368	3,209,881
CareFusion Corp.[a]	53,376	1,515,345
Celgene Corp.[a]	104,256	7,965,158
Cerner Corp.[a,b]	35,328	2,734,740
Cigna Corp.	69,504	3,278,504
Coventry Health Care Inc.	32,448	1,352,757
Covidien PLC	116,160	6,902,227
DaVita Inc.[a]	20,736	2,148,457
DENTSPLY International Inc.	34,176	1,303,473
Edwards Lifesciences Corp.[a,b]	28,032	3,009,796
Eli Lilly and Co.	245,376	11,633,276
Express Scripts Holding Co.[a]	195,840	12,273,293

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Forest Laboratories Inc.[a]	56,832	$2,023,788
Gilead Sciences Inc.[a]	182,592	12,111,327
Hospira Inc.[a,b]	39,744	1,304,398
Humana Inc.	38,976	2,734,166
Intuitive Surgical Inc.[a]	9,600	4,758,048
Johnson & Johnson	664,128	45,765,061
Laboratory Corp. of America Holdings[a]	23,232	2,148,263
Life Technologies Corp.[a]	42,240	2,064,691
McKesson Corp.	57,024	4,905,775
Medtronic Inc.	246,720	10,638,566
Merck & Co. Inc.	734,592	33,130,099
Mylan Inc.[a]	98,304	2,398,618
Patterson Companies Inc.	20,544	703,427
PerkinElmer Inc.	27,456	809,128
Perrigo Co.	21,312	2,475,815
Pfizer Inc.	1,801,344	44,763,398
Quest Diagnostics Inc.	38,592	2,447,891
St. Jude Medical Inc.	75,648	3,187,050
Stryker Corp.	70,080	3,900,653
Tenet Healthcare Corp.[a]	101,184	634,424
Thermo Fisher Scientific Inc.	88,512	5,207,161
UnitedHealth Group Inc.	249,600	13,830,336
Varian Medical Systems Inc.[a,b]	26,688	1,609,820
Waters Corp.[a]	21,312	1,775,929
Watson Pharmaceuticals Inc.[a]	30,720	2,616,115
WellPoint Inc.	78,528	4,555,409
Zimmer Holdings Inc.	42,048	2,843,286

		372,940,885

TOTAL COMMON STOCKS
(Cost: $578,421,054)		614,005,951

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	7,609,720	7,609,720
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	535,876	535,876

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	159,978	$159,978

		8,305,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,305,574)		8,305,574

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $586,726,628)		622,311,525
Other Assets, Less Liabilities — (0.84)%		(5,190,637)

NET ASSETS — 100.00%		$617,120,888

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 1.89%
Asciano Group	65,946	$299,683
Brambles Ltd.	100,688	735,032
Leighton Holdings Ltd.	12,470	215,521
Qantas Airways Ltd.[a]	148,596	188,520
QR National Ltd.	101,094	358,485
Sydney Airport	90,190	296,372
Toll Holdings Ltd.	46,458	213,055
Transurban Group	89,204	556,579

		2,863,247
BRAZIL — 0.20%
Embraer SA SP ADR	11,426	304,160

		304,160
CANADA — 2.42%
Bombardier Inc. Class B	93,844	351,933
Canadian National Railway Co.	25,172	2,225,430
Canadian Pacific Railway Ltd.	8,642	716,602
SNC-Lavalin Group Inc.	9,512	366,869

		3,660,834
CHILE — 0.41%
LATAM Airlines Group SA SP ADR	24,708	624,618

		624,618
DENMARK — 0.45%
A.P. Moeller-Maersk A/S Class B	80	573,223
Vestas Wind Systems A/Sa,b	14,094	100,307

		673,530
FINLAND — 0.97%
Kone OYJ Class B	11,658	807,643
Metso OYJ	8,352	298,814
Wartsila OYJ Abp	10,324	357,945

		1,464,402
FRANCE — 5.09%
ALSTOM	12,702	445,867
Bouygues SA	10,730	262,279
Compagnie de Saint-Gobain	27,202	956,598
Edenred SA	8,932	251,251
European Aeronautic Defence and Space Co. NV	24,360	772,980
Legrand SA	14,384	542,752
Safran SA	14,326	515,775

Security	Shares	Value

Schneider Electric SA	33,060	$1,958,796
Thales SA	5,452	187,449
Vallourec SA	7,714	326,998
Vinci SA	34,626	1,476,488

		7,697,233
GERMANY — 4.45%
Deutsche Lufthansa AG Registered	12,354	167,676
Deutsche Post AG Registered	48,546	949,307
GEA Group AG	11,078	335,560
Hochtief AGa	2,088	97,939
MAN SE	2,320	212,658
Siemens AG Registered	49,764	4,968,698

		6,731,838
HONG KONG — 0.85%
Hutchison Whampoa Ltd.	132,000	1,280,289

		1,280,289
IRELAND — 0.12%
Ryanair Holdings PLC SP ADR[a]	5,742	185,180

		185,180
ITALY — 0.58%
Atlantia SpA	18,386	285,735
Fiat Industrial SpA	48,836	477,803
Finmeccanica SpA[a]	25,346	120,518

		884,056
JAPAN — 15.46%
All Nippon Airways Co. Ltd.[b]	232,000	489,049
Asahi Glass Co. Ltd.	58,000	387,661
Central Japan Railway Co.	11,600	1,022,828
Dai Nippon Printing Co. Ltd.	39,000	272,699
Daikin Industries Ltd.	17,400	452,445
East Japan Railway Co.	23,200	1,541,697
FANUC Corp.	11,600	1,875,681
ITOCHU Corp.	98,600	1,002,476
JGC Corp.	15,000	502,249
Kajima Corp.	58,000	158,792
Kawasaki Heavy Industries Ltd.	116,000	231,105
Kintetsu Corp.[b]	116,000	456,247
Komatsu Ltd.	58,000	1,145,835
Kubota Corp.	58,000	588,946
LIXIL Group Corp.	17,400	416,437
Marubeni Corp.	116,000	742,519
Mitsubishi Corp.	98,600	1,798,373

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Mitsubishi Electric Corp.	116,000	$858,817
Mitsubishi Heavy Industries Ltd.	232,000	1,007,918
Mitsui & Co. Ltd.	110,200	1,555,265
Mitsui O.S.K. Lines Ltd.	63,000	147,378
NGK Insulators Ltd.	18,000	216,324
Nidec Corp.	5,800	425,681
Nippon Express Co. Ltd.	58,000	220,668
Nippon Yusen K.K.	116,000	205,758
NSK Ltd.	21,000	122,275
Obayashi Corp.	58,000	265,398
Odakyu Electric Railway Co. Ltd.	58,000	612,057
Secom Co. Ltd.	11,600	606,838
Shimizu Corp.	58,000	196,067
SMC Corp.	4,000	646,787
Sumitomo Corp.	75,400	1,020,517
Sumitomo Electric Industries Ltd.	52,200	553,535
Taisei Corp.	58,000	166,992
Tokyu Corp.	58,000	278,072
Toppan Printing Co. Ltd.	31,000	180,501
TOTO Ltd.	7,000	51,645
West Japan Railway Co.	11,600	497,249
Yamato Holdings Co. Ltd.	29,000	460,720

		23,381,501
MEXICO — 0.21%
Alfa SAB de CV Series A	174,000	321,549

		321,549
NETHERLANDS — 1.33%
Koninklijke Philips Electronics NV	62,060	1,449,498
PostNL NV	29,000	101,106
Randstad Holding NV	6,670	221,946
TNT Express NV	22,272	232,834

		2,005,384
NORWAY — 0.25%
Orkla ASA	49,648	377,338

		377,338
SINGAPORE — 1.59%
Jardine Matheson Holdings Ltd.[b]	23,200	1,320,080
Keppel Corp. Ltd.	116,000	1,078,014

		2,398,094
SPAIN — 0.64%
Abertis Infraestructuras SA	20,300	299,028

Security	Shares	Value

Actividades de Construcciones y Servicios SA	11,252	$232,045
Ferrovial SA	24,708	321,842
International Consolidated Airlines Group SA London[a]	44,660	107,454

		960,369
SWEDEN — 3.98%
Alfa Laval AB	20,706	376,122
Assa Abloy AB Class B	19,778	643,118
Atlas Copco AB Class A	44,776	1,046,909
Atlas Copco AB Class B	17,806	373,142
Sandvik AB	68,730	934,521
Scania AB Class B	20,184	370,950
Securitas AB Class B	19,140	143,858
Skanska AB Class B	25,056	406,225
SKF AB Class B	24,012	518,943
Volvo AB Class B	86,362	1,213,120

		6,026,908
SWITZERLAND — 2.81%
ABB Ltd. Registered[a]	128,644	2,414,641
Adecco SA Registered[a]	7,830	372,921
Geberit AG Registered[a]	2,378	517,452
Kuehne & Nagel International AG Registered	3,132	353,925
SGS SA Registered	290	596,169

		4,255,108
UNITED KINGDOM — 5.86%
Aggreko PLC	15,950	595,737
Babcock International Group PLC	19,546	292,588
BAE Systems PLC	186,122	977,087
Bunzl PLC	17,574	314,717
Capita PLC	37,410	467,873
Cobham PLC	62,002	221,968
Cookson Group PLC	17,748	171,097
Experian PLC	58,580	973,382
FirstGroup PLC	27,782	107,670
G4S PLC	81,258	348,639
Hays PLC	90,190	112,288
IMI PLC	20,532	298,396
Intertek Group PLC	8,816	390,068
Invensys PLC	53,012	200,398
Rentokil Initial PLC	106,314	139,572

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Rolls-Royce Holdings PLC[a]	109,968	$1,496,968
Serco Group PLC	27,260	255,313
Smiths Group PLC	23,316	390,437
Weir Group PLC (The)	13,282	379,197
Wolseley PLC	17,168	732,438

		8,865,833
UNITED STATES — 50.00%
3M Co.	37,816	3,494,955
Avery Dennison Corp.	6,380	203,012
Boeing Co. (The)	40,542	2,822,534
C.H. Robinson Worldwide Inc.	9,628	563,719
Caterpillar Inc.	39,208	3,373,456
Cintas Corp.	6,380	264,451
Cooper Industries PLC	9,512	713,971
CSX Corp.	61,074	1,267,286
Cummins Inc.	10,904	1,005,458
Danaher Corp.	34,916	1,925,617
Deere & Co.	23,606	1,947,259
Dover Corp.	11,426	679,733
Dun & Bradstreet Corp. (The)	2,784	221,662
Eaton Corp.	20,706	978,566
Emerson Electric Co.	43,674	2,108,144
Equifax Inc.	6,960	324,197
Expeditors International of Washington Inc.	12,934	470,280
Fastenal Co.	16,530	710,625
FedEx Corp.	17,168	1,452,756
Flowserve Corp.	3,248	414,900
Fluor Corp.	10,498	590,827
General Dynamics Corp.	19,720	1,303,886
General Electric Co.	628,082	14,263,742
Honeywell International Inc.	46,864	2,800,124
Illinois Tool Works Inc.	26,042	1,548,718
Ingersoll-Rand PLC	17,632	790,266
Iron Mountain Inc.	9,106	310,606
Jacobs Engineering Group Inc.[a]	8,468	342,361
Joy Global Inc.	6,728	377,172
L-3 Communications Holdings Inc.	5,626	403,440
Lockheed Martin Corp.	15,370	1,435,251
Masco Corp.	23,026	346,541
Norfolk Southern Corp.	18,676	1,188,354
Northrop Grumman Corp.	14,326	951,676
PACCAR Inc.	21,692	868,222

Security	Shares	Value

Pall Corp.	7,192	$456,620
Parker Hannifin Corp.	9,280	775,622
Pentair Ltd. Registered	5,800	256,650
Pitney Bowes Inc.[b]	12,122	167,526
Precision Castparts Corp.	8,642	1,411,584
Quanta Services Inc.[a,b]	12,992	320,902
R.R. Donnelley & Sons Co.[b]	11,078	117,427
Raytheon Co.	19,256	1,100,673
Republic Services Inc.	17,226	473,887
Robert Half International Inc.	9,396	250,215
Rockwell Automation Inc.	8,874	617,187
Rockwell Collins Inc.	8,816	472,890
Roper Industries Inc.	5,916	650,109
Ryder System Inc.	3,364	131,398
Snap-on Inc.	3,712	266,781
Southwest Airlines Co.	40,948	359,114
Stanley Black & Decker Inc.	10,324	787,205
Stericycle Inc.[a,b]	4,930	446,264
Textron Inc.	17,516	458,394
Tyco International Ltd.	27,318	1,536,911
Union Pacific Corp.	27,956	3,318,377
United Parcel Service Inc. Class B	42,050	3,009,519
United Technologies Corp.	50,112	3,923,269
W.W. Grainger Inc.	3,654	761,384
Waste Management Inc.	25,172	807,518
Xylem Inc.	11,542	290,281

		75,631,474

TOTAL COMMON STOCKS
(Cost: $165,469,428)		150,592,945

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	1,623,838	1,623,838
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	114,350	114,350

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	64,756	$64,756

		1,802,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,802,944)		1,802,944

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $167,272,372)		152,395,889
Other Assets, Less Liabilities — (0.75)%		(1,129,180)

NET ASSETS — 100.00%		$151,266,709

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 96.95%

AUSTRALIA — 11.00%
Amcor Ltd.	347,633	$2,805,267
BHP Billiton Ltd.	923,585	31,732,804
Fortescue Metals Group Ltd.	491,621	1,784,216
Iluka Resources Ltd.	121,342	1,253,003
Incitec Pivot Ltd.	465,764	1,443,357
Newcrest Mining Ltd.	219,531	6,652,378
Orica Ltd.	104,949	2,714,224
Rio Tinto Ltd.	125,905	6,986,350

		55,371,599
AUSTRIA — 0.19%
voestalpine AG	31,265	936,780

		936,780
BELGIUM — 0.73%
Solvay SA	16,900	1,958,070
Umicore SA	32,617	1,706,795

		3,664,865
BRAZIL — 0.24%
Companhia Siderurgica Nacional SA SP ADR	218,010	1,227,396

		1,227,396
CANADA — 12.73%
Agnico-Eagle Mines Ltd.	49,517	2,566,560
Agrium Inc.	45,292	4,695,141
Barrick Gold Corp.	287,976	12,023,024
Eldorado Gold Corp.	204,997	3,123,030
First Quantum Minerals Ltd.	137,397	2,925,420
Goldcorp Inc.	233,220	10,699,274
IAMGOLD Corp.	107,991	1,711,042
Kinross Gold Corp.	329,212	3,365,895
Potash Corp. of Saskatchewan Inc.	247,247	10,737,196
Silver Wheaton Corp.	102,076	4,054,200
Teck Resources Ltd. Class B	138,580	4,085,783
Yamana Gold Inc.	215,475	4,112,628

		64,099,193
CHILE — 0.59%
Empresas CMPC SA	347,971	1,369,593
Sociedad Quimica y Minera de Chile SA Series B SP ADR	26,026	1,604,242

		2,973,835

Security	Shares	Value

DENMARK — 0.38%
Novozymes A/S Class B	69,290	$1,912,034

		1,912,034
FINLAND — 0.54%
Stora Enso OYJ Class R	163,254	1,015,267
UPM-Kymmene OYJ	150,917	1,707,590

		2,722,857
FRANCE — 3.53%
ArcelorMittal	261,781	3,758,478
L’Air Liquide SA	89,739	11,135,074
Lafarge SA	53,742	2,897,618

		17,791,170
GERMANY — 8.12%
BASF SE	264,316	22,323,785
HeidelbergCement AG	40,391	2,118,532
K+S AG Registered	49,686	2,445,938
Lanxess AG	23,998	1,992,262
Linde AG	53,235	9,177,232
Salzgitter AG	11,154	431,421
ThyssenKrupp AG	110,864	2,359,042

		40,848,212
IRELAND — 0.80%
CRH PLC	208,546	4,024,415

		4,024,415
JAPAN — 6.60%
Asahi Kasei Corp.	338,000	1,750,823
JFE Holdings Inc.	169,000	2,237,404
JSR Corp.	50,700	834,139
Kobe Steel Ltd.	845,000	673,393
Kuraray Co. Ltd.	101,400	1,156,064
Mitsubishi Chemical Holdings Corp.	422,500	1,623,747
Mitsubishi Materials Corp.	338,000	1,068,740
Mitsui Chemicals Inc.	277,000	544,743
Nippon Steel Corp.	2,028,000	4,170,694
Nitto Denko Corp.	50,700	2,424,216
Oji Paper Co. Ltd.	288,000	881,028
Shin-Etsu Chemical Co. Ltd.	118,300	6,675,283
Sumitomo Chemical Co. Ltd.	507,000	1,296,825
Sumitomo Metal Industries Ltd.	1,014,000	1,524,910
Sumitomo Metal Mining Co. Ltd.	169,000	2,139,653
Teijin Ltd.	270,000	662,854

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Toray Industries Inc.	507,000	$3,010,720
Toyo Seikan Kaisha Ltd.	50,700	544,145

		33,219,381
MEXICO — 0.51%
Cemex SAB de CV CPO[a]	3,058,967	2,548,098

		2,548,098
NETHERLANDS — 1.27%
Akzo Nobel NV	66,924	3,787,438
Koninklijke DSM NV	52,221	2,606,673

		6,394,111
NORWAY — 0.78%
Norsk Hydro ASA	267,358	1,253,474
Yara International ASA	52,897	2,651,873

		3,905,347
PERU — 0.79%
Compania de Minas Buenaventura SA SP ADR	53,404	2,080,620
Southern Copper Corp.	55,601	1,910,450

		3,991,070
SOUTH KOREA — 1.56%
POSCO[b]	23,829	7,836,336

		7,836,336
SPAIN — 0.07%
Acerinox SAb	32,110	360,467

		360,467
SWEDEN — 0.42%
Boliden AB	79,937	1,335,006
Holmen AB Class B	15,041	411,778
SSAB AB Class A	54,756	389,754

		2,136,538
SWITZERLAND — 3.42%
Clariant AG Registered[a]	72,163	859,230
Givaudan SA Registered[a]	2,197	2,086,425
Holcim Ltd. Registered[a]	66,079	4,211,675
Syngenta AG Registered	26,871	10,050,177

		17,207,507
TAIWAN — 2.68%
China Steel Corp.	3,431,000	3,130,955
Formosa Chemicals & Fibre Corp.	1,094,000	2,940,870

Security	Shares	Value

Formosa Plastics Corp.	1,352,000	$3,865,032
Nan Ya Plastics Corp.	1,759,000	3,528,381

		13,465,238
UNITED KINGDOM — 14.19%
Anglo American PLC	400,361	11,746,953
Antofagasta PLC	110,526	2,252,384
BHP Billiton PLC	608,400	18,912,045
Glencore International PLC	1,235,221	6,843,589
Johnson Matthey PLC	59,204	2,306,890
Lonmin PLC[b]	44,954	404,699
Randgold Resources Ltd.	26,364	3,241,901
Rexam PLC	252,486	1,773,149
Rio Tinto PLC	353,717	16,478,600
Xstrata PLC	484,523	7,491,551

		71,451,761
UNITED STATES — 25.81%
Air Products and Chemicals Inc.	61,009	5,045,444
Airgas Inc.	19,942	1,641,227
Alcoa Inc.	307,918	2,725,074
Allegheny Technologies Inc.	31,096	991,962
Ball Corp.	44,616	1,887,703
Bemis Co. Inc.	29,913	941,362
CF Industries Holdings Inc.	18,083	4,018,766
Cliffs Natural Resources Inc.	41,236	1,613,565
Dow Chemical Co. (The)	345,098	9,994,038
E.I. du Pont de Nemours and Co.	267,865	13,465,574
Eastman Chemical Co.	44,109	2,514,654
Ecolab Inc.	76,050	4,928,800
FMC Corp.	39,546	2,190,057
Freeport-McMoRan Copper & Gold Inc.	273,949	10,842,901
International Flavors & Fragrances Inc.	23,491	1,399,594
International Paper Co.	125,398	4,554,455
LyondellBasell Industries NV Class A	97,513	5,037,522
MeadWestvaco Corp.	49,686	1,520,392
Monsanto Co.	153,452	13,967,201
Mosaic Co. (The)	79,599	4,585,698
Newmont Mining Corp.	142,636	7,989,042
Nucor Corp.	91,598	3,504,539
Owens-Illinois Inc.[a]	48,165	903,575
PPG Industries Inc.	43,771	5,026,662
Praxair Inc.	85,852	8,918,306
Sealed Air Corp.	50,362	778,597

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

Sherwin-Williams Co. (The)	24,336	$3,623,874
Sigma-Aldrich Corp.	34,645	2,493,401
Titanium Metals Corp.	21,125	271,034
United States Steel Corp.[b]	42,250	805,708
Vulcan Materials Co.	37,011	1,750,620

		129,931,347

TOTAL COMMON STOCKS
(Cost: $554,426,416)		488,019,557

PREFERRED STOCKS — 2.58%

BRAZIL — 2.58%
Gerdau SA SP ADR	257,387	2,447,750
Vale SA Class A SP ADR	606,710	10,532,486

		12,980,236

TOTAL PREFERRED STOCKS
(Cost: $20,422,360)		12,980,236

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	1,517,723	1,517,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	106,878	106,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	379,811	379,811

		2,004,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,004,412)		2,004,412

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $576,853,188)		503,004,205
Other Assets, Less Liabilities — 0.07%		356,364

NET ASSETS — 100.00%		$503,360,569

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

AUSTRALIA — 0.14%
Computershare Ltd.	97,608	$842,471

		842,471
BRAZIL — 0.22%
Cielo SA SP ADR	50,400	1,274,112

		1,274,112
CANADA — 0.10%
Research In Motion Ltd.[a,b]	76,440	584,205

		584,205
FINLAND — 0.30%
Nokia OYJ[b]	668,136	1,727,709

		1,727,709
FRANCE — 0.81%
Alcatel-Lucent[a]	404,880	447,434
Cap Gemini SA	28,224	1,195,512
Dassault Systemes SA	11,760	1,236,967
Gemalto NV	13,776	1,213,127
STMicroelectronics NV	116,424	629,972

		4,723,012
GERMANY — 2.25%
Infineon Technologies AG	192,360	1,222,012
SAP AG	167,160	11,851,476

		13,073,488
JAPAN — 6.03%
Advantest Corp.	33,600	438,355
Canon Inc.	218,400	7,003,959
FUJIFILM Holdings Corp.	84,000	1,412,236
Fujitsu Ltd.	336,000	1,265,398
Hirose Electric Co. Ltd.	4,200	472,365
Hitachi Ltd.	840,000	4,685,861
Hoya Corp.	84,000	1,851,671
Keyence Corp.	6,160	1,583,548
Konica Minolta Holdings Inc.	84,000	647,815
Kyocera Corp.	33,600	2,919,486
Murata Manufacturing Co. Ltd.	33,600	1,794,447
NEC Corp.[a]	495,000	788,946
Nintendo Co. Ltd.	18,600	2,364,447
NTT Data Corp.	168	528,833
Ricoh Co. Ltd.[b]	168,000	1,423,033
Rohm Co. Ltd.	16,800	567,486

Security	Shares	Value

TDK Corp.	21,000	$784,396
Tokyo Electron Ltd.	33,600	1,435,990
Toshiba Corp.	672,000	2,159,383
Yahoo! Japan Corp.	2,520	962,977

		35,090,632
NETHERLANDS — 0.69%
ASML Holding NV	75,096	4,018,050

		4,018,050
SOUTH KOREA — 4.47%
Samsung Electronics Co. Ltd.[b]	21,504	26,042,589

		26,042,589
SPAIN — 0.25%
Amadeus IT Holding SA Class A	61,992	1,445,916

		1,445,916
SWEDEN — 0.86%
Telefonaktiebolaget LM Ericsson Class B	546,000	4,984,001

		4,984,001
TAIWAN — 3.59%
Hon Hai Precision Industry Co. Ltd.	1,781,831	5,592,251
HTC Corp.	168,000	1,627,646
MediaTek Inc.	228,000	2,407,287
Taiwan Semiconductor Manufacturing Co. Ltd.	3,360,600	10,294,979
United Microelectronics Corp.	2,352,350	979,026

		20,901,189
UNITED KINGDOM — 0.60%
ARM Holdings PLC	247,464	2,297,727
Sage Group PLC (The)	233,520	1,181,794

		3,479,521
UNITED STATES — 79.52%
Accenture PLC Class A	113,232	7,929,637
Adobe Systems Inc.[a]	87,864	2,852,065
Advanced Micro Devices Inc.[a,b]	100,800	339,696
Akamai Technologies Inc.[a]	31,752	1,214,832
Altera Corp.	56,616	1,924,095
Amphenol Corp. Class A	28,560	1,681,613
Analog Devices Inc.	52,584	2,060,767
Apple Inc.	167,328	111,651,281
Applied Materials Inc.	223,776	2,498,459
Autodesk Inc.[a,b]	40,320	1,345,478
Automatic Data Processing Inc.	87,528	5,134,393

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

BMC Software Inc.[a,b]	27,048	$1,122,222
Broadcom Corp. Class A	91,224	3,154,526
CA Inc.	63,000	1,623,195
Cisco Systems Inc.	942,648	17,995,150
Citrix Systems Inc.[a,b]	33,264	2,547,025
Cognizant Technology Solutions Corp. Class Aa	53,760	3,758,899
Computer Sciences Corp.	27,384	882,039
Corning Inc.	265,440	3,490,536
Dell Inc.	260,400	2,567,544
eBay Inc.[a]	206,808	10,011,575
Electronic Arts Inc.[a,b]	56,616	718,457
EMC Corp.[a]	373,968	10,198,107
F5 Networks Inc.[a,b]	14,112	1,477,526
Fidelity National Information Services Inc.	45,024	1,405,649
First Solar Inc.[a,b]	10,248	226,942
Fiserv Inc.[a,b]	24,528	1,815,808
FLIR Systems Inc.	26,880	536,928
Google Inc. Class Aa	47,208	35,618,436
Harris Corp.	20,160	1,032,595
Hewlett-Packard Co.	349,608	5,964,313
Intel Corp.	891,072	20,209,513
International Business Machines Corp.	192,360	39,905,082
Intuit Inc.	50,400	2,967,552
Jabil Circuit Inc.	33,096	619,557
JDS Uniphase Corp.[a,b]	40,488	501,444
Juniper Networks Inc.[a,b]	93,240	1,595,336
KLA-Tencor Corp.	29,400	1,402,527
Lam Research Corp.[a,b]	32,592	1,035,937
Linear Technology Corp.	39,144	1,246,736
LSI Corp.[a]	100,464	694,206
MasterCard Inc. Class A	19,152	8,646,745
Microchip Technology Inc.	35,112	1,149,567
Micron Technology Inc.[a,b]	178,920	1,070,836
Microsoft Corp.	1,346,352	40,094,363
Molex Inc.	24,192	635,766
Motorola Solutions Inc.	51,576	2,607,167
NetApp Inc.[a]	64,512	2,121,155
NVIDIA Corp.[a]	109,368	1,458,969
Oracle Corp.	679,392	21,394,054
Paychex Inc.	59,808	1,991,008
QUALCOMM Inc.	303,744	18,980,963

Security	Shares	Value

Red Hat Inc.[a]	34,608	$1,970,580
SAIC Inc.	50,064	602,771
Salesforce.com Inc.[a,b]	23,016	3,514,313
SanDisk Corp.[a]	43,008	1,867,837
Seagate Technology PLC	63,336	1,963,416
Symantec Corp.[a]	127,680	2,298,240
TE Connectivity Ltd.	75,936	2,582,583
Teradata Corp.[a,b]	30,240	2,280,398
Teradyne Inc.[a,b]	32,592	463,458
Texas Instruments Inc.	201,768	5,558,708
Total System Services Inc.	29,904	708,725
VeriSign Inc.[a]	28,224	1,374,227
Visa Inc. Class A	93,576	12,565,385
Western Digital Corp.	39,648	1,535,567
Western Union Co.	108,360	1,974,319
Xerox Corp.	229,992	1,688,141
Xilinx Inc.	47,712	1,594,058
Yahoo! Inc.[a]	188,496	3,011,224

		462,662,221

TOTAL COMMON STOCKS (Cost: $533,759,177)		580,849,116

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	13,090,605	13,090,605
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	921,839	921,839
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	528,541	528,541

		14,540,985

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,540,985)		14,540,985

TOTAL INVESTMENTS IN SECURITIES — 102.33% (Cost: $548,300,162)		595,390,101
Other Assets, Less Liabilities — (2.33)%		(13,542,713)

NET ASSETS — 100.00%		$581,847,388

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2012

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.34%

AUSTRALIA — 4.31%
Telstra Corp. Ltd.	6,209,746	$25,313,456

		25,313,456
AUSTRIA — 0.13%
Telekom Austria AG	108,640	768,709

		768,709
BELGIUM — 0.37%
Belgacom SA	70,228	2,145,772

		2,145,772
CANADA — 5.62%
BCE Inc.	395,566	17,387,296
Rogers Communications Inc. Class B	188,568	7,627,427
TELUS Corp.	127,395	8,028,623

		33,043,346
CHINA — 4.94%
China Mobile Ltd.	2,619,000	29,033,380

		29,033,380
FRANCE — 4.08%
France Telecom SA	952,928	11,509,139
Vivendi SA	637,290	12,441,578

		23,950,717
GERMANY — 3.05%
Deutsche Telekom AG Registered	1,455,776	17,932,589

		17,932,589
ITALY — 0.82%
Telecom Italia SpA	4,814,692	4,831,397

		4,831,397
JAPAN — 8.04%
Nippon Telegraph and Telephone Corp.	388,000	18,552,185
NTT DOCOMO Inc.	6,984	11,364,710
SoftBank Corp.	426,800	17,335,321

		47,252,216
MEXICO — 5.52%
America Movil SAB de CV Series L	25,375,280	32,446,254

		32,446,254
NETHERLANDS — 0.66%
Koninklijke KPN NV	509,250	3,895,521

		3,895,521

Security	Shares	Value

NORWAY — 1.20%
Telenor ASA	362,392	$7,070,847

		7,070,847
PORTUGAL — 0.32%
Portugal Telecom SGPS SA Registered	380,046	1,880,910

		1,880,910
SINGAPORE — 1.64%
Singapore Telecommunications Ltd.	3,686,550	9,616,826

		9,616,826
SPAIN — 4.53%
Telefonica SA	1,996,066	26,642,358

		26,642,358
SWEDEN — 2.33%
Millicom International Cellular SA SDR	32,204	2,993,676
Tele2 AB Class B	153,066	2,782,764
TeliaSonera AB	1,096,100	7,904,037

		13,680,477
SWITZERLAND — 0.78%
Swisscom AG Registered	11,446	4,603,733

		4,603,733
TAIWAN — 1.03%
Chunghwa Telecom Co. Ltd. SP ADR[a]	189,538	6,017,831

		6,017,831
UNITED KINGDOM — 14.35%
BT Group PLC	3,902,892	14,539,607
Cable & Wireless Communications PLC	1,242,570	723,946
Vodafone Group PLC	24,332,062	69,054,630

		84,318,183
UNITED STATES — 35.62%
AT&T Inc.	2,855,292	107,644,509
CenturyLink Inc.	310,788	12,555,835
Crown Castle International Corp.[a,b]	146,664	9,401,162
Frontier Communications Corp.[a]	493,730	2,419,277
MetroPCS Communications Inc.[b]	155,782	1,824,207
Sprint Nextel Corp.[b]	1,482,936	8,185,807
Verizon Communications Inc.	1,411,738	64,332,901
Windstream Corp.	292,940	2,961,623

		209,325,321

TOTAL COMMON STOCKS
(Cost: $582,598,400)		583,769,843

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

PREFERRED STOCKS — 0.29%

BRAZIL — 0.29%
Oi SA SP ADR[a]	428,546	$1,722,755

		1,722,755

TOTAL PREFERRED STOCKS
(Cost: $2,154,668)		1,722,755

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	6,322,550	6,322,550
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	445,233	445,233
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	102,117	102,117

		6,869,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,869,900)		6,869,900

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $591,622,968)		592,362,498
Other Assets, Less Liabilities — (0.80)%		(4,681,005)

NET ASSETS — 100.00%		$587,681,493

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.51%

AUSTRALIA — 0.95%
AGL Energy Ltd.	143,920	$2,240,446

		2,240,446
BRAZIL — 0.45%
Centrais Eletricas Brasileiras SA SP ADR	72,128	427,719
CPFL Energia SA SP ADR	28,784	630,657

		1,058,376
CANADA — 1.16%
Fortis Inc.	50,400	1,717,477
TransAlta Corp.	66,528	1,017,579

		2,735,056
CHILE — 1.07%
Empresa Nacional de Electricidad SA SP ADR[a]	29,232	1,401,966
Enersis SA SP ADR	68,320	1,119,765

		2,521,731
FINLAND — 0.90%
Fortum OYJ	115,472	2,128,789

		2,128,789
FRANCE — 5.35%
Electricite de France SA	78,512	1,646,897
GDF Suez	394,576	8,832,620
Suez Environnement SA	78,176	886,957
Veolia Environnement	117,152	1,265,412

		12,631,886
GERMANY — 7.82%
E.ON AG	531,440	12,624,472
RWE AG	130,032	5,824,066

		18,448,538
HONG KONG — 4.45%
CLP Holdings Ltd.[a]	504,000	4,283,829
Hong Kong and China Gas Co. Ltd. (The)	1,384,873	3,511,638
Power Assets Holdings Ltd.	320,000	2,717,828

		10,513,295
ITALY — 3.98%
Enel SpA	1,724,352	6,104,977
Snam SpA	450,352	1,998,853
Terna SpA	343,504	1,281,561

		9,385,391

Security	Shares	Value

JAPAN — 4.98%
Chubu Electric Power Co. Inc.	190,400	$2,488,905
Kansai Electric Power Co. Inc. (The)	212,800	1,668,483
Kyushu Electric Power Co. Inc.	123,200	1,019,804
Osaka Gas Co. Ltd.	525,000	2,321,337
Tokyo Electric Power Co. Inc.[b]	425,600	700,216
Tokyo Gas Co. Ltd.	642,000	3,548,329

		11,747,074
PORTUGAL — 0.76%
Energias de Portugal SA	650,048	1,791,326

		1,791,326
SPAIN — 3.80%
Acciona SA	6,832	389,281
Enagas SA	50,848	1,004,135
Gas Natural SDG SA	93,184	1,320,491
Iberdrola SA	1,077,664	4,891,270
Red Electrica Corporacion SA	29,008	1,376,876

		8,982,053
UNITED KINGDOM — 11.93%
Centrica PLC	1,380,064	7,305,110
Drax Group PLC	96,768	792,243
National Grid PLC	963,760	10,629,385
Severn Trent PLC	63,392	1,718,714
SSE PLC	250,320	5,626,695
United Utilities Group PLC	181,664	2,100,392

		28,172,539
UNITED STATES — 50.91%
AES Corp. (The)[b]	164,752	1,807,329
AGL Resources Inc.	31,472	1,287,520
Ameren Corp.	64,736	2,114,925
American Electric Power Co. Inc.	128,688	5,654,551
CenterPoint Energy Inc.	113,904	2,426,155
CMS Energy Corp.	70,000	1,648,500
Consolidated Edison Inc.	77,728	4,655,130
Dominion Resources Inc.	152,320	8,063,821
DTE Energy Co.	45,472	2,725,592
Duke Energy Corp.	187,040	12,120,192
Edison International	86,464	3,950,540
Entergy Corp.	47,264	3,275,395
Exelon Corp.	226,912	8,073,529
FirstEnergy Corp.	110,992	4,894,747
Integrys Energy Group Inc.	20,720	1,081,584

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2012

Security	Shares	Value

NextEra Energy Inc.	112,224	$7,892,714
NiSource Inc.	75,936	1,934,849
Northeast Utilities	83,664	3,198,475
NRG Energy Inc.	60,816	1,300,854
ONEOK Inc.	54,432	2,629,610
Pepco Holdings Inc.	61,040	1,153,656
PG&E Corp.	113,232	4,831,610
Pinnacle West Capital Corp.	29,120	1,537,536
PPL Corp.	154,112	4,476,954
Public Service Enterprise Group Inc.	134,288	4,321,388
SCANA Corp.	34,720	1,675,934
Sempra Energy	59,696	3,849,795
Southern Co. (The)	232,288	10,706,154
TECO Energy Inc.	53,984	957,676
Wisconsin Energy Corp.	61,600	2,320,472
Xcel Energy Inc.	129,920	3,600,083

		120,167,270

TOTAL COMMON STOCKS
(Cost: $285,503,638)		232,523,770

PREFERRED STOCKS — 0.85%

BRAZIL — 0.85%
Companhia Energetica de Minas Gerais SP ADR	128,464	1,556,983
Companhia Paranaense de Energia Class B SP ADR	27,104	445,048

		2,002,031

TOTAL PREFERRED STOCKS
(Cost: $2,263,025)		2,002,031

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	539,835	539,835
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	38,015	38,015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	149,472	$149,472

		727,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $727,322)		727,322

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $288,493,985)		235,253,123
Other Assets, Less Liabilities — 0.33%		778,293

NET ASSETS — 100.00%		$236,031,416

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$128,309,784	$473,071,139	$1,140,282,014
Affiliated (Note 2)	2,092,563	6,033,397	19,813,069

Total cost of investments	$130,402,347	$479,104,536	$1,160,095,083

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$139,046,082	$543,081,999	$1,137,290,620
Affiliated (Note 2)	2,092,563	6,033,397	19,813,069

Total fair value of investments	141,138,645	549,115,396	1,157,103,689
Foreign currencies, at value[b]	142,671	1,056,674	4,243,297
Receivables:
Investment securities sold	78,614	—	—
Dividends and interest	295,769	2,199,198	1,341,229

Total Assets	141,655,699	552,371,268	1,162,688,215

LIABILITIES
Payables:
Investment securities purchased	66,797	—	2,162,507
Collateral for securities on loan (Note 5)	2,058,258	5,572,907	19,270,108
Investment advisory fees (Note 2)	55,607	215,208	452,042

Total Liabilities	2,180,662	5,788,115	21,884,657

NET ASSETS	$139,475,037	$546,583,153	$1,140,803,558

Net assets consist of:
Paid-in capital	$121,720,495	$473,521,660	$1,177,889,477
Undistributed net investment income	479,516	3,618,061	7,312,909
Undistributed net realized gain (accumulated net realized loss)	6,538,776	(580,116)	(41,412,340)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,736,250	70,023,548	(2,986,488)

NET ASSETS	$139,475,037	$546,583,153	$1,140,803,558

Shares outstanding[c]	2,400,000	7,400,000	28,950,000

Net asset value per share	$58.11	$73.86	$39.41

[a]	Securities on loan with values of $1,995,129, $5,384,676 and $18,822,924, respectively. See Note 5.
[b]	Cost of foreign currencies: $142,447, $1,054,281 and $4,242,537, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$226,692,622	$578,421,054	$165,469,428
Affiliated (Note 2)	3,722,430	8,305,574	1,802,944

Total cost of investments	$230,415,052	$586,726,628	$167,272,372

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$156,540,400	$614,005,951	$150,592,945
Affiliated (Note 2)	3,522,046	8,305,574	1,802,944

Total fair value of investments	160,062,446	622,311,525	152,395,889
Foreign currencies, at value[b]	169,295	493,711	183,579
Receivables:
Investment securities sold	—	1,160,969	192,144
Dividends and interest	602,953	2,747,087	550,018

Total Assets	160,834,694	626,713,292	153,321,630

LIABILITIES
Payables:
Investment securities purchased	—	1,210,296	256,718
Collateral for securities on loan (Note 5)	1,526,242	8,145,596	1,738,188
Investment advisory fees (Note 2)	63,026	236,512	60,015

Total Liabilities	1,589,268	9,592,404	2,054,921

NET ASSETS	$159,245,426	$617,120,888	$151,266,709

Net assets consist of:
Paid-in capital	$320,886,239	$602,568,037	$179,512,087
Undistributed net investment income	830,081	2,095,280	837,334
Accumulated net realized loss	(92,126,009)	(23,171,903)	(14,206,993)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(70,344,885)	35,629,474	(14,875,719)

NET ASSETS	$159,245,426	$617,120,888	$151,266,709

Shares outstanding[c]	3,800,000	9,600,000	2,900,000

Net asset value per share	$41.91	$64.28	$52.16

[a]	Securities on loan with values of $1,479,423, $7,976,694 and $1,670,932, respectively. See Note 5.
[b]	Cost of foreign currencies: $169,024, $492,740 and $183,188, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$574,848,776	$533,759,177	$584,753,068
Affiliated (Note 2)	2,004,412	14,540,985	6,869,900

Total cost of investments	$576,853,188	$548,300,162	$591,622,968

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$500,999,793	$580,849,116	$585,492,598
Affiliated (Note 2)	2,004,412	14,540,985	6,869,900

Total fair value of investments	503,004,205	595,390,101	592,362,498
Foreign currencies, at value[b]	1,297,571	136,748	1,079,627
Receivables:
Investment securities sold	755,384	1,349,843	—
Due from custodian (Note 4)	30,257	—	—
Dividends and interest	1,070,879	481,851	1,239,215

Total Assets	506,158,296	597,358,543	594,681,340

LIABILITIES
Payables:
Investment securities purchased	976,869	1,269,765	—
Collateral for securities on loan (Note 5)	1,624,601	14,012,444	6,767,783
Investment advisory fees (Note 2)	196,257	228,946	232,064

Total Liabilities	2,797,727	15,511,155	6,999,847

NET ASSETS	$503,360,569	$581,847,388	$587,681,493

Net assets consist of:
Paid-in capital	$645,286,524	$548,851,178	$630,830,505
Undistributed net investment income	3,328,157	1,941,291	5,672,614
Accumulated net realized loss	(71,410,857)	(16,035,686)	(49,561,436)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(73,843,255)	47,090,605	739,810

NET ASSETS	$503,360,569	$581,847,388	$587,681,493

Shares outstanding[c]	8,450,000	8,400,000	9,700,000

Net asset value per share	$59.57	$69.27	$60.59

[a]	Securities on loan with values of $1,566,914, $13,527,861 and $6,476,034, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,298,023, $136,590 and $1,077,308, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

iShares S&P Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$287,766,663
Affiliated (Note 2)	727,322

Total cost of investments	$288,493,985

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$234,525,801
Affiliated (Note 2)	727,322

Total fair value of investments	235,253,123
Foreign currencies, at value[b]	257,198
Receivables:
Dividends and interest	1,193,244

Total Assets	236,703,565

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	577,850
Investment advisory fees (Note 2)	94,299

Total Liabilities	672,149

NET ASSETS	$236,031,416

Net assets consist of:
Paid-in capital	$320,917,311
Undistributed net investment income	2,662,648
Accumulated net realized loss	(34,301,827)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(53,246,716)

NET ASSETS	$236,031,416

Shares outstanding[c]	5,600,000

Net asset value per share	$42.15

[a]	Securities on loan with a value of $550,895. See Note 5.
[b]	Cost of foreign currencies: $257,651.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,892,647	$8,279,787	$18,167,993
Interest — affiliated (Note 2)	41	187	341
Securities lending income — affiliated (Note 2)	11,375	12,682	14,012

Total investment income	1,904,063	8,292,656	18,182,346

EXPENSES
Investment advisory fees (Note 2)	369,573	1,186,362	2,681,350

Total expenses	369,573	1,186,362	2,681,350

Net investment income	1,534,490	7,106,294	15,500,996

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,302,604)	(1,813,903)	(10,610,944)
In-kind redemptions — unaffiliated	13,682,923	6,899,659	19,479,566
Foreign currency transactions	(2,691)	25,147	(43,618)

Net realized gain	12,377,628	5,110,903	8,825,004

Net change in unrealized appreciation/depreciation on:
Investments	(15,404,656)	16,354,373	(23,257,001)
Translation of assets and liabilities in foreign currencies	(1,176)	(33,303)	2,838

Net change in unrealized appreciation/depreciation	(15,405,832)	16,321,070	(23,254,163)

Net realized and unrealized gain (loss)	(3,028,204)	21,431,973	(14,429,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,493,714)	$28,538,267	$1,071,837

[a]	Net of foreign withholding tax of $153,498, $455,902 and $1,257,890, respectively.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,120,055	$7,057,447	$2,716,421
Dividends — affiliated (Note 2)	29,435	—	—
Interest — affiliated (Note 2)	44	220	62
Securities lending income — affiliated (Note 2)	9,952	9,621	37,200

Total investment income	3,159,486	7,067,288	2,753,683

EXPENSES
Investment advisory fees (Note 2)	390,996	1,378,178	413,661

Total expenses	390,996	1,378,178	413,661

Net investment income	2,768,490	5,689,110	2,340,022

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,344,525)	(791,536)	(2,899,913)
Investments — affiliated (Note 2)	(4,079)	—	—
In-kind redemptions — unaffiliated	(2,772,267)	10,234,461	6,105,004
In-kind redemptions — affiliated (Note 2)	(23,351)	—	—
Foreign currency transactions	2,674	(12,697)	(6,681)

Net realized gain (loss)	(9,141,548)	9,430,228	3,198,410

Net change in unrealized appreciation/depreciation on:
Investments	1,550,943	30,603,488	(12,039,910)
Translation of assets and liabilities in foreign currencies	763	(52,483)	(4,577)

Net change in unrealized appreciation/depreciation	1,551,706	30,551,005	(12,044,487)

Net realized and unrealized gain (loss)	(7,589,842)	39,981,233	(8,846,077)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,821,352)	$45,670,343	$(6,506,055)

[a]	Net of foreign withholding tax of $165,525, $279,934 and $159,045, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,619,971	$4,765,658	$17,096,090
Interest — affiliated (Note 2)	136	222	168
Securities lending income — affiliated (Note 2)	16,106	34,677	114,156

	7,636,213	4,800,557	17,210,414
Less: Other foreign taxes (Note 1)	(3,384)	(10,507)	—

Total investment income	7,632,829	4,790,050	17,210,414

EXPENSES
Investment advisory fees (Note 2)	1,160,700	1,395,490	1,215,198

Total expenses	1,160,700	1,395,490	1,215,198

Net investment income	6,472,129	3,394,560	15,995,216

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,237,369)	(2,351,728)	(10,800,799)
In-kind redemptions — unaffiliated	4,553,494	22,363,364	—
Foreign currency transactions	2,258	15,175	33,598

Net realized gain (loss)	(8,681,617)	20,026,811	(10,767,201)

Net change in unrealized appreciation/depreciation on:
Investments	(19,281,014)	(38,116,681)	45,939,606
Translation of assets and liabilities in foreign currencies	(8,451)	(3,509)	(1,466)

Net change in unrealized appreciation/depreciation	(19,289,465)	(38,120,190)	45,938,140

Net realized and unrealized gain (loss)	(27,971,082)	(18,093,379)	35,170,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,498,953)	$(14,698,819)	$51,166,155

[a]	Net of foreign withholding tax of $655,444, $323,051 and $1,227,291, respectively.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

iShares S&P Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,891,899
Interest — affiliated (Note 2)	111
Securities lending income — affiliated (Note 2)	2,609

Total investment income	7,894,619

EXPENSES
Investment advisory fees (Note 2)	619,918

Total expenses	619,918

Net investment income	7,274,701

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,890,581)
In-kind redemptions — unaffiliated	5,860,120
Foreign currency transactions	(41,544)

Net realized loss	(4,072,005)

Net change in unrealized appreciation/depreciation on:
Investments	164,457
Translation of assets and liabilities in foreign currencies	(9,875)

Net change in unrealized appreciation/depreciation	154,582

Net realized and unrealized loss	(3,917,423)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,357,278

[a]	Net of foreign withholding tax of $578,297.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,534,490	$2,212,774	$7,106,294	$10,206,167
Net realized gain	12,377,628	11,970,849	5,110,903	10,206,753
Net change in unrealized appreciation/depreciation	(15,405,832)	(4,742,801)	16,321,070	36,777,510

Net increase (decrease) in net assets resulting from operations	(1,493,714)	9,440,822	28,538,267	57,190,430

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,371,485)	(2,152,600)	(6,389,005)	(9,383,638)

Total distributions to shareholders	(1,371,485)	(2,152,600)	(6,389,005)	(9,383,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,904,301	64,423,876	102,688,482	139,658,663
Cost of shares redeemed	(44,208,959)	(40,446,557)	(28,349,583)	(50,419,394)

Net increase (decrease) in net assets from capital share transactions	(25,304,658)	23,977,319	74,338,899	89,239,269

INCREASE (DECREASE) IN NET ASSETS	(28,169,857)	31,265,541	96,488,161	137,046,061

NET ASSETS
Beginning of period	167,644,894	136,379,353	450,094,992	313,048,931

End of period	$139,475,037	$167,644,894	$546,583,153	$450,094,992

Undistributed net investment income included in net assets at end of period	$479,516	$316,511	$3,618,061	$2,900,772

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,150,000	1,450,000	2,150,000
Shares redeemed	(800,000)	(800,000)	(400,000)	(750,000)

Net increase (decrease) in shares outstanding	(450,000)	350,000	1,050,000	1,400,000

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,500,996	$27,563,337	$2,768,490	$5,647,411
Net realized gain (loss)	8,825,004	70,724,976	(9,141,548)	(17,415,698)
Net change in unrealized appreciation/depreciation	(23,254,163)	(238,691,726)	1,551,706	(21,813,204)

Net increase (decrease) in net assets resulting from operations	1,071,837	(140,403,413)	(4,821,352)	(33,581,491)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,070,549)	(25,853,218)	(2,831,763)	(6,001,310)

Total distributions to shareholders	(15,070,549)	(25,853,218)	(2,831,763)	(6,001,310)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,098,117	280,122,876	22,418,783	50,418,216
Cost of shares redeemed	(118,009,354)	(372,333,131)	(40,193,892)	(122,469,552)

Net decrease in net assets from capital share transactions	(100,911,237)	(92,210,255)	(17,775,109)	(72,051,336)

DECREASE IN NET ASSETS	(114,909,949)	(258,466,886)	(25,428,224)	(111,634,137)

NET ASSETS
Beginning of period	1,255,713,507	1,514,180,393	184,673,650	296,307,787

End of period	$1,140,803,558	$1,255,713,507	$159,245,426	$184,673,650

Undistributed net investment income included in net assets at end of period	$7,312,909	$6,882,462	$830,081	$893,354

SHARES ISSUED AND REDEEMED
Shares sold	450,000	7,200,000	550,000	1,250,000
Shares redeemed	(3,150,000)	(9,750,000)	(1,100,000)	(3,050,000)

Net decrease in shares outstanding	(2,700,000)	(2,550,000)	(550,000)	(1,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,689,110	$12,008,994	$2,340,022	$4,579,997
Net realized gain	9,430,228	3,542,796	3,198,410	6,464,620
Net change in unrealized appreciation/depreciation	30,551,005	46,585,423	(12,044,487)	(29,145,084)

Net increase (decrease) in net assets resulting from operations	45,670,343	62,137,213	(6,506,055)	(18,100,467)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,655,378)	(11,504,250)	(2,426,709)	(4,685,300)

Total distributions to shareholders	(8,655,378)	(11,504,250)	(2,426,709)	(4,685,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	132,854,711	80,100,763	—	49,624,924
Cost of shares redeemed	(84,835,611)	(78,270,036)	(42,734,658)	(63,022,312)

Net increase (decrease) in net assets from capital share transactions	48,019,100	1,830,727	(42,734,658)	(13,397,388)

INCREASE (DECREASE) IN NET ASSETS	85,034,065	52,463,690	(51,667,422)	(36,183,155)

NET ASSETS
Beginning of period	532,086,823	479,623,133	202,934,131	239,117,286

End of period	$617,120,888	$532,086,823	$151,266,709	$202,934,131

Undistributed net investment income included in net assets at end of period	$2,095,280	$5,061,548	$837,334	$924,021

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	1,400,000	—	900,000
Shares redeemed	(1,450,000)	(1,400,000)	(850,000)	(1,300,000)

Net increase (decrease) in shares outstanding	750,000	—	(850,000)	(400,000)

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,472,129	$11,890,439	$3,394,560	$4,892,855
Net realized gain (loss)	(8,681,617)	20,046,922	20,026,811	8,052,690
Net change in unrealized appreciation/depreciation	(19,289,465)	(145,899,867)	(38,120,190)	57,442,875

Net increase (decrease) in net assets resulting from operations	(21,498,953)	(113,962,506)	(14,698,819)	70,388,420

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,862,276)	(12,245,882)	(2,068,032)	(5,060,089)

Total distributions to shareholders	(5,862,276)	(12,245,882)	(2,068,032)	(5,060,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,238,048	51,721,593	30,090,118	86,609,400
Cost of shares redeemed	(45,987,736)	(227,908,034)	(85,576,269)	(107,212,073)

Net increase (decrease) in net assets from capital share transactions	250,312	(176,186,441)	(55,486,151)	(20,602,673)

INCREASE (DECREASE) IN NET ASSETS	(27,110,917)	(302,394,829)	(72,253,002)	44,725,658

NET ASSETS
Beginning of period	530,471,486	832,866,315	654,100,390	609,374,732

End of period	$503,360,569	$530,471,486	$581,847,388	$654,100,390

Undistributed net investment income included in net assets at end of period	$3,328,157	$2,718,304	$1,941,291	$614,763

SHARES ISSUED AND REDEEMED
Shares sold	800,000	800,000	450,000	1,350,000
Shares redeemed	(800,000)	(3,550,000)	(1,300,000)	(1,850,000)

Net decrease in shares outstanding	—	(2,750,000)	(850,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,995,216	$22,045,049	$7,274,701	$10,783,683
Net realized loss	(10,767,201)	(14,862,790)	(4,072,005)	(7,373,558)
Net change in unrealized appreciation/depreciation	45,938,140	(22,695,409)	154,582	(10,089,666)

Net increase (decrease) in net assets resulting from operations	51,166,155	(15,513,150)	3,357,278	(6,679,541)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,905,737)	(21,956,466)	(6,420,382)	(10,948,897)

Total distributions to shareholders	(12,905,737)	(21,956,466)	(6,420,382)	(10,948,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	107,080,593	93,931,305	—	48,402,213
Cost of shares redeemed	—	(42,271,703)	(35,350,074)	(10,402,465)

Net increase (decrease) in net assets from capital share transactions	107,080,593	51,659,602	(35,350,074)	37,999,748

INCREASE (DECREASE) IN NET ASSETS	145,341,011	14,189,986	(38,413,178)	20,371,310

NET ASSETS
Beginning of period	442,340,482	428,150,496	274,444,594	254,073,284

End of period	$587,681,493	$442,340,482	$236,031,416	$274,444,594

Undistributed net investment income included in net assets at end of period	$5,672,614	$2,583,135	$2,662,648	$1,808,329

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	1,650,000	—	1,150,000
Shares redeemed	—	(750,000)	(850,000)	(250,000)

Net increase (decrease) in shares outstanding	1,850,000	900,000	(850,000)	900,000

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$58.82	$54.55	$46.76	$29.26	$50.02	$58.91

Income from investment operations:
Net investment income[a]	0.56	0.86	0.63	0.54	0.79	0.87
Net realized and unrealized gain (loss)[b]	(0.84)	4.29	7.73	17.53	(20.47)	(8.91)

Total from investment operations	(0.28)	5.15	8.36	18.07	(19.68)	(8.04)

Less distributions from:
Net investment income	(0.43)	(0.88)	(0.57)	(0.57)	(1.08)	(0.85)

Total distributions	(0.43)	(0.88)	(0.57)	(0.57)	(1.08)	(0.85)

Net asset value, end of period	$58.11	$58.82	$54.55	$46.76	$29.26	$50.02

Total return	(0.42)%[c]	9.68%	18.02%	62.24%	(39.94)%	(13.77)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$139,475	$167,645	$136,379	$93,524	$55,598	$30,013
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.99%	1.62%	1.28%	1.35%	2.19%	1.52%
Portfolio turnover rate[e]	4%	9%	4%	8%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$70.88	$63.24	$58.74	$41.79	$60.58	$55.60

Income from investment operations:
Net investment income[a]	1.02	1.66	1.48	1.35	1.27	1.12
Net realized and unrealized gain (loss)[b]	2.93	7.54	4.47	16.85	(18.89)	4.22

Total from investment operations	3.95	9.20	5.95	18.20	(17.62)	5.34

Less distributions from:
Net investment income	(0.97)	(1.56)	(1.45)	(1.25)	(1.17)	(0.36)

Total distributions	(0.97)	(1.56)	(1.45)	(1.25)	(1.17)	(0.36)

Net asset value, end of period	$73.86	$70.88	$63.24	$58.74	$41.79	$60.58

Total return	5.67%[c]	14.77%	10.37%	44.05%	(29.44)%	9.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$546,583	$450,095	$313,049	$343,616	$248,656	$308,953
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.88%	2.52%	2.50%	2.59%	2.47%	1.89%
Portfolio turnover rate[e]	4%	4%	4%	6%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$39.67	$44.27	$35.23	$26.59	$43.24	$37.09

Income from investment operations:
Net investment income[b]	0.52	0.91	0.72	0.85	0.84	1.02
Net realized and unrealized gain (loss)[c]	(0.28)	(4.63)	9.04	8.54	(16.70)	6.06

Total from investment operations	0.24	(3.72)	9.76	9.39	(15.86)	7.08

Less distributions from:
Net investment income	(0.50)	(0.88)	(0.72)	(0.75)	(0.79)	(0.93)

Total distributions	(0.50)	(0.88)	(0.72)	(0.75)	(0.79)	(0.93)

Net asset value, end of period	$39.41	$39.67	$44.27	$35.23	$26.59	$43.24

Total return	0.71%[d]	(8.30)%	28.27%	35.56%	(37.15)%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,140,804	$1,255,714	$1,514,180	$1,078,124	$474,549	$933,902
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.77%	2.29%	2.00%	2.55%	2.22%	2.34%
Portfolio turnover rate[f]	4%	3%	5%	5%	8%	6%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$42.45	$48.18	$47.26	$26.89	$70.00	$89.23

Income from investment operations:
Net investment income[a]	0.67	1.17	0.92	0.79	1.84	2.43
Net realized and unrealized gain (loss)[b]	(0.49)	(5.69)	0.97	20.41	(42.94)	(18.88)

Total from investment operations	0.18	(4.52)	1.89	21.20	(41.10)	(16.45)

Less distributions from:
Net investment income	(0.72)	(1.21)	(0.97)	(0.83)	(2.01)	(2.78)

Total distributions	(0.72)	(1.21)	(0.97)	(0.83)	(2.01)	(2.78)

Net asset value, end of period	$41.91	$42.45	$48.18	$47.26	$26.89	$70.00

Total return	0.58%[c]	(9.22)%	4.24%	79.47%	(59.97)%	(18.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$159,245	$184,674	$296,308	$321,366	$133,105	$238,009
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.40%	2.82%	2.04%	1.85%	3.88%	2.85%
Portfolio turnover rate[f]	3%	6%	7%	11%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$60.12	$54.19	$52.47	$39.99	$52.71	$57.59

Income from investment operations:
Net investment income[a]	0.60	1.28	1.13	1.02	0.98	0.96
Net realized and unrealized gain (loss)[b]	4.51	5.87	1.73	12.48	(12.68)	(4.84)

Total from investment operations	5.11	7.15	2.86	13.50	(11.70)	(3.88)

Less distributions from:
Net investment income	(0.95)	(1.22)	(1.14)	(1.02)	(1.02)	(1.00)

Total distributions	(0.95)	(1.22)	(1.14)	(1.02)	(1.02)	(1.00)

Net asset value, end of period	$64.28	$60.12	$54.19	$52.47	$39.99	$52.71

Total return	8.65%[c]	13.36%	5.70%	34.21%	(22.52)%	(6.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$617,121	$532,087	$479,623	$590,291	$451,867	$622,035
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.98%	2.28%	2.25%	2.15%	2.06%	1.64%
Portfolio turnover rate[e]	4%	6%	6%	5%	8%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$54.12	$57.62	$48.43	$29.41	$59.63	$58.25

Income from investment operations:
Net investment income[a]	0.69	1.18	0.87	0.77	1.14	0.99
Net realized and unrealized gain (loss)[b]	(1.95)	(3.54)	9.12	19.04	(30.06)	0.77

Total from investment operations	(1.26)	(2.36)	9.99	19.81	(28.92)	1.76

Less distributions from:
Net investment income	(0.70)	(1.14)	(0.80)	(0.79)	(1.30)	(0.38)

Total distributions	(0.70)	(1.14)	(0.80)	(0.79)	(1.30)	(0.38)

Net asset value, end of period	$52.16	$54.12	$57.62	$48.43	$29.41	$59.63

Total return	(2.25)%[c]	(3.96)%	20.92%	68.18%	(49.24)%	2.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$151,267	$202,934	$239,117	$191,299	$44,109	$175,897
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.72%	2.26%	1.75%	1.81%	2.42%	1.58%
Portfolio turnover rate[e]	6%	6%	6%	5%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$62.78	$74.36	$63.54	$37.01	$75.87	$62.33

Income from investment operations:
Net investment income[a]	0.77	1.25	1.14	0.62	1.16	1.05
Net realized and unrealized gain (loss)[b]	(3.28)	(11.56)	10.88	26.37	(38.98)	12.97

Total from investment operations	(2.51)	(10.31)	12.02	26.99	(37.82)	14.02

Less distributions from:
Net investment income	(0.70)	(1.27)	(1.20)	(0.46)	(1.04)	(0.48)

Total distributions	(0.70)	(1.27)	(1.20)	(0.46)	(1.04)	(0.48)

Net asset value, end of period	$59.57	$62.78	$74.36	$63.54	$37.01	$75.87

Total return	(3.94)%[c]	(13.86)%	19.21%	73.22%	(50.23)%	22.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$503,361	$530,471	$832,866	$911,866	$155,428	$390,749
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.68%	1.90%	1.78%	1.11%	1.96%	1.41%
Portfolio turnover rate[f]	6%	9%	4%	3%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2012 is 6%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$70.71	$62.50	$57.84	$37.43	$56.50	$57.16

Income from investment operations:
Net investment income[a]	0.39	0.55	0.42	0.33	0.43	0.37
Net realized and unrealized gain (loss)[b]	(1.60)	8.24	4.65	20.42	(19.06)	(0.80)

Total from investment operations	(1.21)	8.79	5.07	20.75	(18.63)	(0.43)

Less distributions from:
Net investment income	(0.23)	(0.58)	(0.41)	(0.34)	(0.44)	(0.23)

Total distributions	(0.23)	(0.58)	(0.41)	(0.34)	(0.44)	(0.23)

Net asset value, end of period	$69.27	$70.71	$62.50	$57.84	$37.43	$56.50

Total return	(1.69)%[c]	14.27%	8.83%	55.65%	(33.10)%	(0.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$581,847	$654,100	$609,375	$529,207	$196,495	$395,471
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.17%	0.90%	0.73%	0.65%	0.92%	0.60%
Portfolio turnover rate[f]	4%	6%	3%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2012 is 4%. See Note 4.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$56.35	$61.60	$52.95	$43.86	$67.11	$65.42

Income from investment operations:
Net investment income[a]	1.83	3.02	2.48	2.43	2.67	2.17
Net realized and unrealized gain (loss)[b]	3.99	(5.24)	8.64	8.87	(23.53)	1.04

Total from investment operations	5.82	(2.22)	11.12	11.30	(20.86)	3.21

Less distributions from:
Net investment income	(1.58)	(3.03)	(2.47)	(2.21)	(2.39)	(1.52)

Total distributions	(1.58)	(3.03)	(2.47)	(2.21)	(2.39)	(1.52)

Net asset value, end of period	$60.59	$56.35	$61.60	$52.95	$43.86	$67.11

Total return	10.55%[c]	(3.57)%	21.83%	26.24%	(31.87)%	4.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$587,681	$442,340	$428,150	$293,852	$241,257	$459,675
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	6.32%	5.24%	4.44%	4.76%	4.69%	2.96%
Portfolio turnover rate[e]	4%	13%	6%	7%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$42.55	$45.78	$45.87	$37.92	$63.52	$60.25

Income from investment operations:
Net investment income[a]	1.17	1.89	1.80	1.85	2.52	1.28
Net realized and unrealized gain (loss)[b]	(0.57)	(3.16)	0.02	7.78	(25.67)	2.53

Total from investment operations	0.60	(1.27)	1.82	9.63	(23.15)	3.81

Less distributions from:
Net investment income	(1.00)	(1.96)	(1.91)	(1.68)	(2.45)	(0.54)

Total distributions	(1.00)	(1.96)	(1.91)	(1.68)	(2.45)	(0.54)

Net asset value, end of period	$42.15	$42.55	$45.78	$45.87	$37.92	$63.52

Total return	1.46%[c]	(2.76)%	4.26%	25.69%	(37.41)%	6.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$236,031	$274,445	$254,073	$254,552	$144,090	$298,535
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	5.63%	4.38%	4.02%	4.14%	4.74%	1.96%
Portfolio turnover rate[e]	5%	6%	9%	9%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares S&P Global Sector Index Fund	Diversification Classification
Consumer Discretionary	Diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Diversified
Healthcare	Non-diversified

iShares S&P Global Sector Index Fund	Diversification Classification
Industrials	Diversified
Materials	Diversified
Technology	Non-diversified
Telecommunications	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Consumer Discretionary
Assets:
Common Stocks	$136,025,524	$855,815	$—	$136,881,339
Preferred Stocks	2,164,743	—	—	2,164,743
Short-Term Investments	2,092,563	—	—	2,092,563

	$140,282,830	$855,815	$—	$141,138,645

Consumer Staples
Assets:
Common Stocks	$533,247,360	$1,087,190	$—	$534,334,550
Preferred Stocks	8,747,449	—	—	8,747,449
Short-Term Investments	6,033,397	—	—	6,033,397

	$548,028,206	$1,087,190	$—	$549,115,396

Energy
Assets:
Common Stocks	$1,117,458,342	$—	$—	$1,117,458,342
Preferred Stocks	19,832,278	—	—	19,832,278
Short-Term Investments	19,813,069	—	—	19,813,069

	$1,157,103,689	$—	$—	$1,157,103,689

Financials
Assets:
Common Stocks	$156,079,887	$—	$9	$156,079,896
Preferred Stocks	2,374,253	—	—	2,374,253
Short-Term Investments	1,608,297	—	—	1,608,297

	$160,062,437	$—	$9	$160,062,446

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Healthcare
Assets:
Common Stocks	$614,005,951	$—	$—	$614,005,951
Short-Term Investments	8,305,574	—	—	8,305,574

	$622,311,525	$—	$—	$622,311,525

Industrials
Assets:
Common Stocks	$150,592,945	$—	$—	$150,592,945
Short-Term Investments	1,802,944	—	—	1,802,944

	$152,395,889	$—	$—	$152,395,889

Materials
Assets:
Common Stocks	$486,494,647	$1,524,910	$—	$488,019,557
Preferred Stocks	12,980,236	—	—	12,980,236
Short-Term Investments	2,004,412	—	—	2,004,412

	$501,479,295	$1,524,910	$—	$503,004,205

Technology
Assets:
Common Stocks	$580,849,116	$—	$—	$580,849,116
Short-Term Investments	14,540,985	—	—	14,540,985

	$595,390,101	$—	$—	$595,390,101

Telecommunications
Assets:
Common Stocks	$583,769,843	$—	$—	$583,769,843
Preferred Stocks	1,722,755	—	—	1,722,755
Short-Term Investments	6,869,900	—	—	6,869,900

	$592,362,498	$—	$—	$592,362,498

Utilities
Assets:
Common Stocks	$232,523,770	$—	$—	$232,523,770
Preferred Stocks	2,002,031	—	—	2,002,031
Short-Term Investments	727,322	—	—	727,322

	$235,253,123	$—	$—	$235,253,123

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$6,125
Consumer Staples	6,829
Energy	7,545
Financials	5,359
Healthcare	5,180

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Industrials	$20,031
Materials	8,673
Technology	18,672
Telecommunications	61,469
Utilities	1,405

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares S&P Global Sector Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Financials
BlackRock Inc.	4,002	1,634	(1,304)	4,332	$772,396	$13,632	$(4,183)
PNC Financial Services Group Inc. (The)	20,706	2,776	(5,394)	18,088	1,141,353	15,803	(23,247)

					$1,913,749	$29,435	$(27,430)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares S&P Global Sector Index Fund	Purchases	Sales
Consumer Discretionary	$6,636,939	$6,825,919
Consumer Staples	20,668,411	19,432,315
Energy	42,337,025	41,977,536
Financials	5,121,387	5,511,672
Healthcare	22,259,291	24,103,560
Industrials	10,466,017	10,992,632
Materials	30,095,951	29,378,999
Technology	26,115,268	29,919,871
Telecommunications	25,408,729	20,501,912
Utilities	14,335,103	14,115,070

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares S&P Global Sector Index Fund	In-kind Purchases	In-kind Sales
Consumer Discretionary	$18,509,374	$43,466,285
Consumer Staples	101,676,969	28,031,587
Energy	16,998,486	117,565,517
Financials	21,805,439	39,004,413
Healthcare	131,030,666	84,106,651
Industrials	—	42,054,998
Materials	43,711,575	43,454,749
Technology	27,198,278	77,072,179
Telecommunications	104,800,163	—
Utilities	—	35,041,480

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares S&P Global Sector Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Consumer Discretionary	$1,219,994	$—	$—	$21,774	$140,985	$515,276	$977,806	$838,994	$3,714,829
Consumer Staples	—	—	—	—	—	1,198,337	854,970	376,300	2,429,607
Energy	525,889	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	25,740,742
Financials	7,039,101	20,625	374,711	—	279,616	14,101,017	26,135,934	19,984,033	67,935,037
Healthcare	2,501,107	119,040	2,328,014	—	2,165,971	7,470,467	8,253,378	1,982,643	24,820,620
Industrials	3,334,566	—	—	175	241,597	3,878,332	3,768,747	2,652,700	13,876,117
Materials	13,841,657	—	—	2,966	455,218	3,417,547	12,443,350	15,013,970	45,174,708
Technology	9,869,901	111,285	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	30,260,593
Telecommunications	4,641,241	—	—	259,855	—	2,355,085	6,058,821	3,049,039	16,364,041
Utilities	1,139,977	—	—	4,149	298,224	2,911,628	5,208,921	5,807,445	15,370,344

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares S&P Global Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$132,000,202	$20,232,778	$(11,094,335)	$9,138,443
Consumer Staples	482,365,948	82,812,163	(16,062,715)	66,749,448
Energy	1,184,591,237	106,729,339	(134,216,887)	(27,487,548)
Financials	240,148,942	8,036,208	(88,122,704)	(80,086,496)
Healthcare	594,291,510	59,415,778	(31,395,763)	28,020,015
Industrials	169,012,791	9,132,506	(25,749,408)	(16,616,902)
Materials	591,280,916	31,734,047	(120,010,758)	(88,276,711)
Technology	552,318,909	138,285,422	(95,214,230)	43,071,192
Telecommunications	610,324,754	45,992,504	(63,954,760)	(17,962,256)
Utilities	303,353,463	18,410,282	(86,510,622)	(68,100,340)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares S&P Global Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Financials	$0.71210	$—	$0.00480	$0.71690	99%	—%	1%	100%
Technology	0.22380	—	0.00726	0.23106	97	—	3	100

SUPPLEMENTAL INFORMATION	87

Notes:

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-30-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P Global 100 Index Fund  |  IOO  |  NYSE Arca

iShares S&P Global Clean Energy Index Fund  |  ICLN  |  NASDAQ

iShares S&P Global Infrastructure Index Fund  |  IGF  |  NYSE Arca

iShares S&P Global Nuclear Energy Index Fund  |  NUCL  |  NASDAQ

iShares S&P Global Timber & Forestry Index Fund  |  WOOD  |  NASDAQ

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.23%	19.95%	19.09%	(2.60)%	(2.64)%	(2.84)%	6.77%	6.81%	6.64%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.23%	19.95%	19.09%	(12.36)%	(12.52)%	(13.42)%	92.56%	93.34%	90.26%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100TM (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies in the S&P Global 1200 IndexTM , screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (0.01)%, net of fees, while the total return for the Index was (0.20)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	28.87%
Energy	15.37
Financial	13.95
Technology	11.86
Industrial	8.59
Consumer Cyclical	8.16
Basic Materials	5.30
Communications	4.93
Utilities	1.92
Diversified	0.55
Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.70%
General Electric Co.	3.23
Chevron Corp.	3.08
Microsoft Corp.	3.03
International Business Machines Corp.	3.01
Nestle SA Registered (Switzerland)	2.74
Procter & Gamble Co. (The)	2.57
Johnson & Johnson	2.56
Pfizer Inc.	2.50
HSBC Holdings PLC (United Kingdom)	2.27

TOTAL	30.69%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.32)%	(22.73)%	(25.22)%	(36.35)%	(36.37)%	(37.37)%	(85.48)%	(85.49)%	(86.42)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy IndexTM (the “Index”). The Index is designed to track the performance of the most liquid and tradable securities of global companies involved in clean energy related businesses. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (23.16)%, net of fees, while the total return for the Index was (24.10)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Electric–Integrated	30.55%
Energy–Alternate Sources	22.91
Power Converters/Power Supply Equipment	16.50
Electronic Components–Semiconductors	13.15
Alternative Waste Tech	7.90
Non–Hazardous Waste Disposal	6.50
Independent Power Producers	1.92
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

China Everbright International Ltd. (China)	7.90%
First Solar Inc.	6.65
Covanta Holding Corp.	6.50
Enel Green Power SpA (Italy)	6.05
Empresa Nacional de Electricidad SA SP ADR (Chile)	5.56
China Longyuan Power Group Corp. Ltd. Class H (China)	5.28
Vestas Wind Systems A/S (Denmark)	5.18
EDP Renovaveis SA (Portugal)	4.95
Verbund AG (Austria)	4.54
Tohoku Electric Power Co. Inc. (Japan)	4.54

TOTAL	57.15%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.68%	15.63%	14.31%	(3.62)%	(3.67)%	(3.89)%	(16.26)%	(16.47)%	(17.36)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.77%, net of fees, while the total return for the Index was 1.60%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector/Investment Type	Percentage of Net Assets

Electric	34.38%
Pipelines	18.01
Commercial Services	13.64
Transportation	9.46
Engineering & Construction	8.92
Gas	4.94
Storage & Warehousing	2.71
Holding Companies-Diversified	2.09
Diversifed Financial Services	1.29
Chemicals	1.20
Investment Companies	1.13
Other*	1.66
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Transurban Group (Australia)	5.24%
TransCanada Corp. (Canada)	4.12
Enbridge Inc. (Canada)	4.00
E.ON AG (Germany)	3.50
Duke Energy Corp.	3.29
National Grid PLC (United Kingdom)	2.94
Southern Co. (The)	2.94
Atlantia SpA (Italy)	2.94
Abertis Infraestructuras SA (Spain)	2.88
Williams Companies Inc. (The)	2.78

TOTAL	34.63%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.57%	4.56%	5.37%	(7.40)%	(7.43)%	(7.59)%	(27.97)%	(28.09)%	(28.59)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of large publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (5.54)%, net of fees, while the total return for the Index was (4.19)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Electric–Integrated	52.68%
Engineering/Research and Development Services	13.85
Non-Ferrous Metals	11.54
Machinery–General Industrial	8.54
Oil–Field Services	7.81
Electric Products–Miscellaneous	4.68
Hazardous Waste Disposal	0.68
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

JGC Corp. (Japan)	8.97%
E.ON AG (Germany)	8.51
NextEra Energy Inc.	8.44
AMEC PLC (United Kingdom)	7.81
Cameco Corp. (Canada)	7.61
Exelon Corp.	7.37
Shaw Group Inc. (The)	4.88
FirstEnergy Corp.	4.83
Entergy Corp.	4.75
Iberdrola SA (Spain)	4.71

TOTAL	67.88%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.62%	21.27%	18.60%	(1.89)%	(1.87)%	(2.73)%	(7.82)%	(7.74)%	(11.13)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry IndexTM (the “Index”). The Index is comprised of large publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (0.17)%, net of fees, while the total return for the Index was (0.44)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Paper & Related Products	39.83%
REITS–Diversified	28.09
Forestry	13.16
Containers–Paper/Plastic	8.43
Agricultural Operations	8.08
Building Products–Wood	2.21
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Weyerhaeuser Co.	8.01%
Plum Creek Timber Co. Inc.	7.96
Rayonier Inc.	7.96
West Fraser Timber Co. Ltd. (Canada)	4.96
Packaging Corp. of America	4.37
Potlatch Corp.	4.16
International Paper Co.	4.15
Mondi PLC (United Kingdom)	4.13
Sonoco Products Co.	4.06
MeadWestvaco Corp.	4.05

TOTAL	53.81%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P Global 100
Actual	$1,000.00	$999.90	0.40%	$2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
S&P Global Clean Energy
Actual	1,000.00	768.40	0.48	2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	1,017.70	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Nuclear Energy
Actual	1,000.00	944.60	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P Global Timber & Forestry
Actual	$1,000.00	$998.30	0.48%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.50%

AUSTRALIA — 1.49%
BHP Billiton Ltd.	448,200	$15,399,387

		15,399,387
FINLAND — 0.13%
Nokia OYJ[a]	523,564	1,353,865

		1,353,865
FRANCE — 6.51%
AXA SA	258,960	3,861,231
Carrefour SA	85,988	1,785,464
Compagnie de Saint-Gobain	61,752	2,171,600
France Telecom SA	269,584	3,255,943
GDF Suez	207,168	4,637,475
L’Oreal SA	34,528	4,275,894
LVMH Moet Hennessy Louis Vuitton SA	38,180	5,746,871
Sanofi	167,660	14,311,332
Schneider Electric SA	76,692	4,543,981
Societe Generale[b]	108,232	3,077,213
Total SA	327,684	16,272,422
Vivendi SA	179,612	3,506,499

		67,445,925
GERMANY — 6.84%
Allianz SE Registered	63,412	7,553,447
BASF SE	128,152	10,823,551
Bayer AG Registered	115,536	9,933,412
Daimler AG Registered	138,444	6,708,444
Deutsche Bank AG Registered	129,812	5,134,510
Deutsche Telekom AG Registered	410,684	5,058,902
E.ON AG	279,544	6,640,628
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,244	3,476,953
RWE AG	68,392	3,063,242
Siemens AG Registered	116,200	11,602,016
Volkswagen AG	4,980	834,161

		70,829,266
JAPAN — 4.34%
Bridgestone Corp.	99,600	2,317,172
Canon Inc.	166,050	5,325,125
FUJIFILM Holdings Corp.	66,400	1,116,339
Honda Motor Co. Ltd.	252,600	7,782,548
Nissan Motor Co. Ltd.	365,200	3,121,568

Security	Shares	Value

Panasonic Corp.	332,000	$2,201,954
Seven & I Holdings Co. Ltd.	111,220	3,426,662
Sony Corp.	136,600	1,613,566
Toshiba Corp.	591,300	1,900,064
Toyota Motor Corp.	413,500	16,157,327

		44,962,325
NETHERLANDS — 1.68%
AEGON NV	244,684	1,273,309
ING Groep NV CVA[b]	535,516	4,236,299
Koninklijke Philips Electronics NV	145,416	3,396,394
Unilever NV CVA	240,036	8,501,435

		17,407,437
SOUTH KOREA — 1.95%
Samsung Electronics Co. Ltd. SP GDR[a,c]	33,532	20,186,264

		20,186,264
SPAIN — 2.52%
Banco Bilbao Vizcaya Argentaria SA	752,312	5,916,461
Banco Santander SAb	1,381,120	10,296,616
Repsol SA	119,520	2,320,275
Telefonica SA	565,728	7,551,017

		26,084,369
SWEDEN — 0.37%
Telefonaktiebolaget LM Ericsson Class B	425,956	3,888,214

		3,888,214
SWITZERLAND — 6.73%
ABB Ltd. Registered[b]	299,132	5,614,693
Credit Suisse Group AG Registered	160,356	3,400,612
Nestle SA Registered	450,524	28,427,403
Novartis AG Registered	378,148	23,156,435
Swiss Re AGb	47,476	3,053,761
UBS AG Registered[b]	502,648	6,123,983

		69,776,887
UNITED KINGDOM — 16.22%
Anglo American PLC	193,556	5,679,108
AstraZeneca PLC	174,300	8,317,129
Aviva PLC	405,040	2,084,484
Barclays PLC	1,588,620	5,511,552
BP PLC	2,654,008	18,707,038
Diageo PLC	348,932	9,801,303
GlaxoSmithKline PLC	695,540	16,033,074
HSBC Holdings PLC	2,545,444	23,564,816

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2012

Security	Shares	Value

National Grid PLC	505,304	$5,573,038
Prudential PLC	356,568	4,614,923
Rio Tinto PLC	171,312	7,980,905
Royal Dutch Shell PLC Class A	515,928	17,845,434
Royal Dutch Shell PLC Class B	369,184	13,103,554
Standard Chartered PLC	273,236	6,177,098
Vodafone Group PLC	6,856,796	19,459,654
Xstrata PLC	234,724	3,629,233

		168,082,343
UNITED STATES — 50.72%
3M Co.	88,644	8,192,479
Bristol-Myers Squibb Co.	234,392	7,910,730
Caterpillar Inc.	91,300	7,855,452
Chevron Corp.	273,900	31,925,784
Citigroup Inc.	409,356	13,394,128
Coca-Cola Co. (The)	540,496	20,501,013
Colgate-Palmolive Co.	62,084	6,656,646
Dell Inc	204,844	2,019,762
Dow Chemical Co. (The)	166,996	4,836,204
E.I. du Pont de Nemours and Co.	129,812	6,525,649
EMC Corp.[a,b]	292,824	7,985,311
Exxon Mobil Corp.	645,408	59,022,562
Ford Motor Co.	530,868	5,234,358
General Electric Co.	1,473,416	33,461,277
Goldman Sachs Group Inc. (The)	62,748	7,133,193
Hewlett-Packard Co.	274,564	4,684,062
Intel Corp.	698,528	15,842,615
International Business Machines Corp.	150,064	31,130,777
J.P. Morgan Chase & Co.	530,204	21,462,658
Johnson & Johnson[a]	384,788	26,515,741
Kimberly-Clark Corp.	55,112	4,727,507
McDonald’s Corp.	140,768	12,915,464
Merck & Co. Inc.	424,960	19,165,696
Microsoft Corp.	1,053,104	31,361,437
Morgan Stanley	192,892	3,229,012
News Corp. Class A NVS	284,192	6,971,230
Nike Inc. Class B	51,460	4,884,069
PepsiCo Inc.	217,128	15,366,149
Pfizer Inc.	1,042,480	25,905,628
Philip Morris International Inc.	235,388	21,170,797
Procter & Gamble Co. (The)	384,456	26,665,868
Texas Instruments Inc.	159,028	4,381,221

Security	Shares	Value

United Technologies Corp.	117,196	$9,175,275
Wal-Mart Stores Inc.	234,724	17,322,631

		525,532,385

TOTAL COMMON STOCKS
(Cost: $1,141,147,384)		1,030,948,667

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	17,993,024	17,993,024
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	1,267,067	1,267,067
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	469,065	469,065

		19,729,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,729,156)		19,729,156

TOTAL INVESTMENTS IN SECURITIES — 101.41%
(Cost: $1,160,876,540)		1,050,677,823
Other Assets, Less Liabilities — (1.41)%		(14,575,490)

NET ASSETS — 100.00%		$1,036,102,333

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 91.34%

AUSTRIA — 4.54%
Verbund AG	55,611	$1,151,851

		1,151,851
CHILE — 5.56%
Empresa Nacional de Electricidad SA SP ADR	29,378	1,408,969

		1,408,969
CHINA — 24.75%
China Everbright International Ltd.	3,790,000	2,004,192
China Longyuan Power Group Corp. Ltd. Class H	2,035,000	1,338,600
Dongfang Electric Corp. Ltd. Class H	88,800	120,946
GCL-Poly Energy Holdings Ltd.[a]	5,661,000	868,873
Harbin Electric Co. Ltd. Class H	930,000	714,900
JA Solar Holdings Co. Ltd. SP ADR[a,b]	243,423	206,910
LDK Solar Co. Ltd. SP ADR[a,b]	84,767	92,396
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	184,667	158,814
Trina Solar Ltd. SP ADR[a,b]	112,221	513,972
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	151,182	257,009

		6,276,612
DENMARK — 5.18%
Vestas Wind Systems A/Sa,b	184,556	1,313,480

		1,313,480
GERMANY — 2.92%
SMA Solar Technology AG	14,430	505,224
SolarWorld AGa	118,881	233,999

		739,223
ITALY — 6.05%
Enel Green Power SpA	906,537	1,534,797

		1,534,797
JAPAN — 12.36%
Hokuriku Electric Power Co.	87,400	1,063,853
Kyushu Electric Power Co. Inc.	111,000	918,818
Tohoku Electric Power Co. Inc.[b]	142,600	1,151,064

		3,133,735
NORWAY — 0.91%
Renewable Energy Corp. ASA[a,b]	749,840	230,265

		230,265

Security	Shares	Value

PORTUGAL — 4.94%
EDP Renovaveis SAa,b	279,683	$1,253,945

		1,253,945
SPAIN — 2.42%
Gamesa Corporacion Tecnologica SAa	291,708	613,962

		613,962
UNITED STATES — 21.71%
Covanta Holding Corp.	96,052	1,648,252
First Solar Inc.[a,b]	76,183	1,687,072
GT Advanced Technologies Inc.[a,b]	174,788	952,595
MEMC Electronic Materials Inc.[b]	169,053	464,896
Ormat Technologies Inc.	25,937	486,319
SunPower Corp.[b]	59,311	267,493

		5,506,627

TOTAL COMMON STOCKS
(Cost: $47,521,475)		23,163,466

PREFERRED STOCKS — 8.09%

BRAZIL — 8.09%
Companhia Energetica de Minas Gerais SP ADR	79,772	966,837
Companhia Paranaense de Energia Class B SP ADR	66,156	1,086,281

		2,053,118

TOTAL PREFERRED STOCKS
(Cost: $1,834,756)		2,053,118

SHORT-TERM INVESTMENTS — 27.95%

MONEY MARKET FUNDS — 27.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	6,605,391	6,605,391
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	465,151	465,151
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	17,777	17,777

		7,088,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,088,319)		7,088,319

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 127.38%
(Cost: $56,444,550)	$32,304,903
Other Assets, Less Liabilities — (27.38)%	(6,944,717)

NET ASSETS — 100.00%	$25,360,186

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 97.73%

AUSTRALIA — 7.51%
Macquarie Atlas Roads Group[a]	808,000	$1,226,749
Qube Logistics Holdings Ltd.	1,179,900	1,815,927
Sydney Airport	1,522,900	5,004,377
Transurban Group	2,965,300	18,501,692

		26,548,745
BRAZIL — 1.84%
Centrais Eletricas Brasileiras SA SP ADR	71,700	425,181
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	14,700	1,193,787
CPFL Energia SA SP ADR	29,000	635,390
Ultrapar Participacoes SA SP ADR	189,800	4,234,438

		6,488,796
CANADA — 10.99%
AltaGas Ltd.	47,800	1,639,565
Enbridge Inc.	362,500	14,147,060
Pembina Pipeline Corp.	132,100	3,705,432
TransCanada Corp.	320,000	14,550,333
Veresen Inc.	88,300	1,156,753
Westshore Terminals Investment Corp.	128,300	3,649,695

		38,848,838
CHILE — 0.69%
Empresa Nacional de Electricidad SA SP ADR[b]	27,900	1,338,084
Enersis SA SP ADR	67,400	1,104,686

		2,442,770
CHINA — 4.39%
China Merchants Holdings (International) Co. Ltd.[b]	2,400,000	7,398,188
China Resources Power Holdings Co. Ltd.	401,600	879,524
COSCO Pacific Ltd.	3,268,000	4,569,067
Huaneng Power International Inc. Class H SP ADR[b]	19,300	577,649
Zhejiang Expressway Co. Ltd. Class H	3,000,000	2,089,446

		15,513,874
FRANCE — 7.06%
Aeroports de Paris	79,200	6,323,341
Electricite de France SA	76,300	1,600,497
GDF Suez	388,600	8,698,847

Security	Shares	Value

Groupe Eurotunnel SA Registered	1,182,500	$8,339,689

		24,962,374
GERMANY — 6.71%
E.ON AG	520,900	12,374,092
Fraport AG	74,500	4,313,469
Hamburger Hafen und Logistik AG	50,700	1,317,556
RWE AG	127,500	5,710,659

		23,715,776

ITALY — 5.37%
Ansaldo STS SpA	198,600	1,627,527
Atlantia SpA	668,200	10,384,440
Enel SpA	1,686,000	5,969,193
Societa Iniziative Autostradali e Servizi SpA	125,200	1,005,881

		18,987,041
JAPAN — 3.74%
Japan Airport Terminal Co. Ltd.	150,000	1,789,203
Kamigumi Co. Ltd.	533,000	4,425,681
Kansai Electric Power Co. Inc. (The)	210,000	1,646,530
Mitsubishi Logistics Corp.	334,000	3,988,252
Sumitomo Warehouse Co. Ltd. (The)	300,000	1,384,319

		13,233,985
MEXICO — 0.99%
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	39,500	3,499,700

		3,499,700
NETHERLANDS — 2.72%
Royal Vopak NV	136,700	9,609,236

		9,609,236
NEW ZEALAND — 1.28%
Auckland International Airport Ltd.	2,079,000	4,524,806

		4,524,806
NORWAY — 0.31%
Golar LNG Ltd.	19,500	752,505
Ship Finance International Ltd.[b]	21,700	341,124

		1,093,629
RUSSIA — 0.23%
RusHydro OJSC SP ADR	299,700	797,202

		797,202

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2012

Security	Shares	Value

SINGAPORE — 3.42%
Hutchison Port Holdings Trust[b]	10,400,000	$7,540,000
SATS Ltd.	1,300,000	2,840,140
SIA Engineering Co.[b]	500,000	1,695,606

		12,075,746
SPAIN — 4.22%
Abertis Infraestructuras SA	690,600	10,172,829
Iberdrola SA	1,044,200	4,739,384

		14,912,213
SWITZERLAND — 0.92%
Flughafen Zurich AG Registered	7,900	3,244,733

		3,244,733
UNITED KINGDOM — 7.38%
BBA Aviation PLC	980,200	3,126,082
Centrica PLC	1,334,300	7,062,866
National Grid PLC	943,100	10,401,525
SSE PLC	244,400	5,493,625

		26,084,098
UNITED STATES — 27.96%
American Electric Power Co. Inc.	124,800	5,483,712
Cheniere Energy Inc.[a,b]	97,800	1,520,790
Dominion Resources Inc.	147,200	7,792,768
Duke Energy Corp.	179,700	11,644,560
Entergy Corp.	45,800	3,173,940
Exelon Corp.	221,300	7,873,854
FirstEnergy Corp.	106,600	4,701,060
Kinder Morgan Inc.	260,600	9,256,512
NextEra Energy Inc.	107,500	7,560,475
Nordic American Tankers Ltd.[b]	24,900	250,992
PG&E Corp.	109,800	4,685,166
Public Service Enterprise Group Inc.	130,200	4,189,836
SemGroup Corp. Class Aa	18,800	692,780
Southern Co. (The)	225,600	10,397,904
Spectra Energy Corp.	295,400	8,672,944
Teekay Corp.	17,400	542,880
Wesco Aircraft Holdings Inc.[a,b]	40,300	550,498
Williams Companies Inc. (The)	280,800	9,819,576

		98,810,247

TOTAL COMMON STOCKS
(Cost: $344,175,114)		345,393,809

Security	Shares	Value

INVESTMENT COMPANIES — 1.13%

AUSTRALIA — 1.13%
Australian Infrastructure Fund	1,269,400	$3,986,548

		3,986,548

TOTAL INVESTMENT COMPANIES
(Cost: $2,403,222)		3,986,548

PREFERRED STOCKS — 0.57%

BRAZIL — 0.57%
Companhia Energetica de Minas Gerais SP ADR	131,200	1,590,144

Companhia Paranaense de Energia Class B SP ADR	26,100	428,562

		2,018,706

TOTAL PREFERRED STOCKS
(Cost: $2,397,928)		2,018,706

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	6,519,905	6,519,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	459,131	459,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	286,587	286,587

		7,265,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,265,623)		7,265,623

TOTAL INVESTMENTS IN SECURITIES — 101.48%
(Cost: $356,241,887)		358,664,686
Other Assets, Less Liabilities — (1.48)%		(5,238,862)

NET ASSETS — 100.00%		$353,425,824

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.61%

AUSTRALIA — 2.07%
Energy Resources of Australia Ltd.[a]	34,336	$47,311
Paladin Energy Ltd.[a,b]	130,704	169,219

		216,530
CANADA — 9.47%
Cameco Corp.	40,880	795,622
Uranium One Inc.[a]	81,184	193,894

		989,516
CHINA — 1.85%
Shanghai Electric Group Co. Ltd. Class H	544,000	193,653

		193,653
FINLAND — 3.94%
Fortum OYJ	22,304	411,186

		411,186
FRANCE — 3.04%
Electricite de France SA	15,136	317,499

		317,499
GERMANY — 8.51%
E.ON AG	37,424	889,015

		889,015
JAPAN — 21.30%
JGC Corp.	28,000	937,532
Kansai Electric Power Co. Inc. (The)	40,000	313,625
Mitsubishi Electric Corp.	66,000	488,637
Mitsubishi Heavy Industries Ltd.	112,000	486,581

		2,226,375
SOUTH KOREA — 2.94%
Korea Electric Power Corp. SP ADR[a]	24,720	307,022

		307,022
SPAIN — 4.70%
Iberdrola SA	108,320	491,640

		491,640
UNITED KINGDOM — 7.81%
AMEC PLC	44,112	816,319

		816,319
UNITED STATES — 32.98%
Babcock & Wilcox Co. (The)[a]	8,352	212,725
EnergySolutions Inc.[a]	25,936	70,805
Entergy Corp.	7,168	496,742
Exelon Corp.	21,632	769,667

Security	Shares	Value

FirstEnergy Corp.	11,440	$504,504
NextEra Energy Inc.	12,544	882,220
Shaw Group Inc. (The)[a]	11,696	510,180

		3,446,843

TOTAL COMMON STOCKS
(Cost: $11,571,122)		10,305,598

PREFERRED STOCKS — 1.17%

BRAZIL — 1.17%
Centrais Eletricas Brasileiras SA Class B SP ADR[b]	13,552	122,374

		122,374

TOTAL PREFERRED STOCKS
(Cost: $155,949)		122,374

SHORT-TERM INVESTMENTS — 2.41%

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	222,203	222,203
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	15,647	15,647
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	13,761	13,761

		251,611

TOTAL SHORT-TERM INVESTMENTS
(Cost: $251,611)		251,611

TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $11,978,682)		10,679,583
Other Assets, Less Liabilities — (2.19)%		(229,079)

NET ASSETS — 100.00%		$10,450,504

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.24%

BRAZIL — 6.25%
Duratex SA	582,200	$3,813,800
Fibria Celulose SA SP ADR[a,b]	747,772	6,984,191

		10,797,991
CANADA — 8.13%
Canfor Corp.[b]	413,646	5,477,725
Sino-Forest Corp. Class Aa,b,c	786,708	8
West Fraser Timber Co. Ltd.	150,662	8,565,508

		14,043,241
FINLAND — 7.66%
Stora Enso OYJ Class R	1,068,834	6,647,013
UPM-Kymmene OYJ	582,484	6,590,669

		13,237,682
HONG KONG — 1.74%
Nine Dragons Paper (Holdings) Ltd.[a]	5,964,000	2,999,981

		2,999,981
JAPAN — 9.68%
Nippon Paper Group Inc.[a]	411,800	4,874,908
Oji Paper Co. Ltd.	2,130,000	6,515,938
Sumitomo Forestry Co. Ltd.	596,400	5,320,072

		16,710,918
SINGAPORE — 8.08%
Golden Agri-Resources Ltd.	12,922,000	6,952,409
Wilmar International Ltd.	2,642,000	6,999,674

		13,952,083
SOUTH AFRICA — 2.86%
Sappi Ltd.[b]	1,723,170	4,941,154

		4,941,154
SWEDEN — 3.04%
Holmen AB Class B	191,558	5,244,282

		5,244,282
UNITED KINGDOM — 4.13%
Mondi PLC	700,486	7,126,209

		7,126,209
UNITED STATES — 46.67%
Deltic Timber Corp.	51,546	3,363,892
International Paper Co.	197,522	7,173,999
MeadWestvaco Corp.	228,762	7,000,117
Packaging Corp. of America	208,030	7,551,489

Security	Shares	Value

Plum Creek Timber Co. Inc.[a]	313,678	$13,751,644
Potlatch Corp.	191,984	7,174,442
Rayonier Inc.	280,308	13,737,895
Sonoco Products Co.	226,206	7,010,124
Weyerhaeuser Co.	529,234	13,834,177

		80,597,779

TOTAL COMMON STOCKS
(Cost: $191,865,842)		169,651,320

PREFERRED STOCKS — 1.56%

BRAZIL — 1.56%
Suzano Papel e Celulose SA Class A	1,022,400	2,686,017

		2,686,017

TOTAL PREFERRED STOCKS
(Cost: $3,736,107)		2,686,017

SHORT-TERM INVESTMENTS — 13.48%

MONEY MARKET FUNDS — 13.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	21,376,137	21,376,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	1,505,305	1,505,305
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	401,705	401,705

		23,283,147

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,283,147)		23,283,147

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 113.28%
(Cost: $218,885,096)	$195,620,484
Other Assets, Less Liabilities — (13.28)%	(22,935,070)

NET ASSETS — 100.00%	$172,685,414

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,141,147,384	$49,356,231	$348,976,264
Affiliated (Note 2)	19,729,156	7,088,319	7,265,623

Total cost of investments	$1,160,876,540	$56,444,550	$356,241,887

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,030,948,667	$25,216,584	$351,399,063
Affiliated (Note 2)	19,729,156	7,088,319	7,265,623

Total fair value of investments	1,050,677,823	32,304,903	358,664,686
Foreign currencies, at value[b]	1,604,135	9,130	585,738
Cash	—	—	87
Receivables:
Investment securities sold	—	—	17,475,087
Dividends and interest	3,422,761	126,699	1,346,897

Total Assets	1,055,704,719	32,440,732	378,072,495

LIABILITIES
Payables:
Investment securities purchased	—	—	17,526,515
Collateral for securities on loan (Note 5)	19,260,091	7,070,542	6,979,036
Investment advisory fees (Note 2)	342,295	10,004	141,120

Total Liabilities	19,602,386	7,080,546	24,646,671

NET ASSETS	$1,036,102,333	$25,360,186	$353,425,824

Net assets consist of:
Paid-in capital	$1,265,854,699	$89,605,914	$368,087,430
Undistributed net investment income	6,551,897	174,780	3,014,999
Accumulated net realized loss	(126,131,305)	(40,280,187)	(20,096,992)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(110,172,958)	(24,140,321)	2,420,387

NET ASSETS	$1,036,102,333	$25,360,186	$353,425,824

Shares outstanding[c]	16,600,000	3,700,000	10,000,000

Net asset value per share	$62.42	$6.85	$35.34

[a]	Securities on loan with values of $18,632,757, $6,503,155 and $6,565,994, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,602,358, $9,014 and $583,846, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$11,727,071	$195,601,949
Affiliated (Note 2)	251,611	23,283,147

Total cost of investments	$11,978,682	$218,885,096

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,427,972	$172,337,337
Affiliated (Note 2)	251,611	23,283,147

Total fair value of investments	10,679,583	195,620,484
Foreign currencies, at value[b]	2,662	125,959
Receivables:
Investment securities sold	373,075	20,561,201
Due from custodian (Note 4)	—	129,358
Dividends and interest	20,248	258,556
Capital shares sold	—	49,823

Total Assets	11,075,568	216,745,381

LIABILITIES
Payables:
Investment securities purchased	383,039	21,112,875
Collateral for securities on loan (Note 5)	237,850	22,881,442
Investment advisory fees (Note 2)	4,175	65,650

Total Liabilities	625,064	44,059,967

NET ASSETS	$10,450,504	$172,685,414

Net assets consist of:
Paid-in capital	$15,356,694	$206,236,831
Undistributed (distributions in excess of) net investment income	60,422	(1,462,067)
Accumulated net realized loss	(3,667,386)	(8,825,943)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,299,226)	(23,263,407)

NET ASSETS	$10,450,504	$172,685,414

Shares outstanding[c]	320,000	4,260,000

Net asset value per share	$32.66	$40.54

[a]	Securities on loan with values of $224,195 and $22,137,508, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,598 and $124,513, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$19,910,604	$369,446	$11,095,986
Interest — affiliated (Note 2)	315	12	128
Securities lending income — affiliated (Note 2)	33,827	269,581	108,447

Total investment income	19,944,746	639,039	11,204,561

EXPENSES
Investment advisory fees (Note 2)	2,014,478	67,092	964,245

Total expenses	2,014,478	67,092	964,245

Net investment income	17,930,268	571,947	10,240,316

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,671,189)	(2,935,492)	(1,161,181)
In-kind redemptions — unaffiliated	2,072,899	(63,368)	19,685,269
Foreign currency transactions	(39,050)	1,681	(5,633)

Net realized gain (loss)	(11,637,340)	(2,997,179)	18,518,455

Net change in unrealized appreciation/depreciation on:
Investments	(8,594,557)	(5,674,285)	(22,827,846)
Translation of assets and liabilities in foreign currencies	(37,435)	(403)	(6,395)

Net change in unrealized appreciation/depreciation	(8,631,992)	(5,674,688)	(22,834,241)

Net realized and unrealized loss	(20,269,332)	(8,671,867)	(4,315,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,339,064)	$(8,099,920)	$5,924,530

[a]	Net of foreign withholding tax of $1,253,896, $33,916 and $914,885, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$209,341	$1,725,530
Interest — affiliated (Note 2)	4	47
Securities lending income — affiliated (Note 2)	477	62,151

Total investment income	209,822	1,787,728

EXPENSES
Investment advisory fees (Note 2)	25,447	367,333

Total expenses	25,447	367,333

Net investment income	184,375	1,420,395

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,508,341)	(1,889,901)
In-kind redemptions — unaffiliated	17,596	(1,506)
Foreign currency transactions	1,334	(20,070)

Net realized loss	(1,489,411)	(1,911,477)

Net change in unrealized appreciation/depreciation on:
Investments	597,338	222,873
Translation of assets and liabilities in foreign currencies	(330)	(993)

Net change in unrealized appreciation/depreciation	597,008	221,880

Net realized and unrealized loss	(892,403)	(1,689,597)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(708,028)	$(269,202)

[a]	Net of foreign withholding tax of $16,800 and $141,631, respectively.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,930,268	$30,911,060	$571,947	$1,835,874
Net realized gain (loss)	(11,637,340)	2,956,740	(2,997,179)	(22,469,321)
Net change in unrealized appreciation/depreciation	(8,631,992)	(23,330,504)	(5,674,688)	(18,634,944)

Net increase (decrease) in net assets resulting from operations	(2,339,064)	10,537,296	(8,099,920)	(39,268,391)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,121,118)	(29,801,389)	(591,470)	(1,650,044)

Total distributions to shareholders	(18,121,118)	(29,801,389)	(591,470)	(1,650,044)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	94,422,031	847,389	8,840,952
Cost of shares redeemed	(11,435,989)	(117,173,946)	(1,393,924)	(8,245,536)

Net increase (decrease) in net assets from capital share transactions	(11,435,989)	(22,751,915)	(546,535)	595,416

DECREASE IN NET ASSETS	(31,896,171)	(42,016,008)	(9,237,925)	(40,323,019)

NET ASSETS
Beginning of period	1,067,998,504	1,110,014,512	34,598,111	74,921,130

End of period	$1,036,102,333	$1,067,998,504	$25,360,186	$34,598,111

Undistributed net investment income included in net assets at endof period	$6,551,897	$6,742,747	$174,780	$194,303

SHARES ISSUED AND REDEEMED
Shares sold	—	1,550,000	100,000	600,000
Shares redeemed	(200,000)	(1,800,000)	(200,000)	(800,000)

Net decrease in shares outstanding	(200,000)	(250,000)	(100,000)	(200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Nuclear Energy Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,240,316	$19,676,491	$184,375	$369,322
Net realized gain (loss)	18,518,455	16,267,556	(1,489,411)	(1,083,742)
Net change in unrealized appreciation/depreciation	(22,834,241)	(40,833,182)	597,008	(1,571,395)

Net increase (decrease) in net assets resulting from operations	5,924,530	(4,889,135)	(708,028)	(2,285,815)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,726,925)	(19,433,748)	(208,497)	(390,343)

Total distributions to shareholders	(8,726,925)	(19,433,748)	(208,497)	(390,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,798,149	36,156,908	—	—
Cost of shares redeemed	(103,516,710)	(94,102,973)	(631,525)	(2,643,093)

Net decrease in net assets from capital share transactions	(79,718,561)	(57,946,065)	(631,525)	(2,643,093)

DECREASE IN NET ASSETS	(82,520,956)	(82,268,948)	(1,548,050)	(5,319,251)

NET ASSETS
Beginning of period	435,946,780	518,215,728	11,998,554	17,317,805

End of period	$353,425,824	$435,946,780	$10,450,504	$11,998,554

Undistributed net investment income included in net assets at end of period	$3,014,999	$1,501,608	$60,422	$84,544

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,000,000	—	—
Shares redeemed	(3,000,000)	(2,800,000)	(20,000)	(80,000)

Net decrease in shares outstanding	(2,300,000)	(1,800,000)	(20,000)	(80,000)

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,420,395	$3,375,942
Net realized gain (loss)	(1,911,477)	1,614,686
Net change in unrealized appreciation/depreciation	221,880	(64,236,116)

Net decrease in net assets resulting from operations	(269,202)	(59,245,488)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,204,337)	(4,291,984)

Total distributions to shareholders	(2,204,337)	(4,291,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,149,430	37,205,194
Cost of shares redeemed	(3,237,765)	(89,957,363)

Net increase (decrease) in net assets from capital share transactions	11,911,665	(52,752,169)

INCREASE (DECREASE) IN NET ASSETS	9,438,126	(116,289,641)

NET ASSETS
Beginning of period	163,247,288	279,536,929

End of period	$172,685,414	$163,247,288

Distributions in excess of net investment income included in net assets at end of period	$(1,462,067)	$(678,125)

SHARES ISSUED AND REDEEMED
Shares sold	390,000	780,000
Shares redeemed	(90,000)	(2,340,000)

Net increase (decrease) in shares outstanding	300,000	(1,560,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$63.57	$65.10	$60.68	$42.32	$73.02	$74.00

Income from investment operations:
Net investment income[a]	1.07	1.85	1.47	1.51	2.06	1.70
Net realized and unrealized gain (loss)[b]	(1.14)	(1.59)	4.32	18.52	(30.88)	(1.30)

Total from investment operations	(0.07)	0.26	5.79	20.03	(28.82)	0.40

Less distributions from:
Net investment income	(1.08)	(1.79)	(1.37)	(1.67)	(1.88)	(1.38)

Total distributions	(1.08)	(1.79)	(1.37)	(1.67)	(1.88)	(1.38)

Net asset value, end of period	$62.42	$63.57	$65.10	$60.68	$42.32	$73.02

Total return	(0.01)%[c]	0.57%	9.87%	48.05%	(40.19)%	0.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,036,102	$1,067,999	$1,110,015	$843,464	$552,217	$942,001
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.56%	3.03%	2.47%	2.72%	3.49%	2.17%
Portfolio turnover rate[f]	4%	4%	6%	6%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$9.10	$18.73	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.15	0.45	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	(2.25)	(9.68)	(0.20)	1.68	(34.64)

Total from investment operations	(2.10)	(9.23)	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.15)	(0.40)	(0.28)	(0.29)	(0.06)
Return of capital	—	—	(0.02)	—	—

Total distributions	(0.15)	(0.40)	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$6.85	$9.10	$18.73	$18.98	$17.30

Total return	(23.16)%[d]	(49.53)%	0.55%	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,360	$34,598	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.09%	3.66%	1.47%	1.33%	1.22%
Portfolio turnover rate[f]	18%	58%	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$35.44	$36.75	$34.18	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	0.87	1.45	1.13	1.11	1.16	0.23
Net realized and unrealized gain (loss)[c]	(0.29)	(1.31)	2.74	9.87	(20.70)	(5.27)

Total from investment operations	0.58	0.14	3.87	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(0.68)	(1.45)	(1.30)	(1.14)	(0.93)	(0.18)

Total distributions	(0.68)	(1.45)	(1.30)	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$35.34	$35.44	$36.75	$34.18	$24.34	$44.81

Total return	1.77%[d]	0.65%	11.77%	45.76%	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$353,426	$435,947	$518,216	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.10%	4.15%	3.32%	3.46%	3.70%	1.66%
Portfolio turnover rate[f]	8%	16%	17%	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$35.29	$41.23	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.57	0.94	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	(2.55)	(5.87)	1.16	10.15	(20.29)

Total from investment operations	(1.98)	(4.93)	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(0.65)	(1.01)	(1.37)	(0.63)	(0.23)

Total distributions	(0.65)	(1.01)	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$32.66	$35.29	$41.23	$40.44	$30.22

Total return	(5.54)%[d]	(11.97)%	5.44%	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,451	$11,999	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.48%	2.60%	2.46%	1.74%	1.19%
Portfolio turnover rate[f]	24%	50%	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$41.22	$50.64	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.36	0.72	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	(0.48)	(9.24)	8.83	19.20	(26.23)

Total from investment operations	(0.12)	(8.52)	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(0.56)	(0.90)	(1.11)	(0.38)	(0.46)
Return of capital	—	—	—	(0.05)	—

Total distributions	(0.56)	(0.90)	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$40.54	$41.22	$50.64	$41.26	$22.10

Total return	(0.17)%[d]	(16.72)%	26.04%	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,685	$163,247	$279,537	$49,515	$13,924
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.86%	1.75%	3.70%	1.11%	2.29%
Portfolio turnover rate[g]	19%	21%	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2012 is 19%. See Note 4.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Global 100	Diversified
S&P Global Clean Energy	Non-diversified
S&P Global Infrastructure	Diversified
S&P Global Nuclear Energy	Non-diversified
S&P Global Timber & Forestry	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securties exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of the Funds’ investments into major caregories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Global 100
Assets:
Common Stocks	$1,030,948,667	$—	$—	$1,030,948,667
Short-Term Investments	19,729,156	—	—	19,729,156

	$1,050,677,823	$—	$—	$1,050,677,823

S&P Global Clean Energy
Assets:
Common Stocks	$23,163,466	$—	$—	$23,163,466
Preferred Stocks	2,053,118	—	—	2,053,118
Short-Term Investments	7,088,319	—	—	7,088,319

	$32,304,903	$—	$—	$32,304,903

S&P Global Infrastructure
Assets:
Common Stocks	$345,393,809	$—	$—	$345,393,809
Investment Companies	3,986,548	—	—	3,986,548
Preferred Stocks	2,018,706	—	—	2,018,706
Short-Term Investments	7,265,623	—	—	7,265,623

	$358,664,686	$—	$—	$358,664,686

S&P Global Nuclear Energy
Assets:
Common Stocks	$10,305,598	$—	$—	$10,305,598
Preferred Stocks	122,374	—	—	122,374
Short-Term Investments	251,611	—	—	251,611

	$10,679,583	$—	$—	$10,679,583

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Global Timber & Forestry
Assets:
Common Stocks	$169,651,312	$—	$8	$169,651,320
Preferred Stocks	2,686,017	—	—	2,686,017
Short-Term Investments	23,283,147	—	—	23,283,147

	$195,620,476	$—	$8	$195,620,484

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$18,215
S&P Global Clean Energy	145,159
S&P Global Infrastructure	58,395
S&P Global Nuclear Energy	257
S&P Global Timber & Forestry	33,466

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$36,636,721	$37,499,838
S&P Global Clean Energy	4,969,903	4,964,515
S&P Global Infrastructure	33,837,608	34,003,220
S&P Global Nuclear Energy	2,526,491	2,527,308
S&P Global Timber & Forestry	32,555,927	28,802,411

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$—	$11,368,796
S&P Global Clean Energy	840,169	1,375,648
S&P Global Infrastructure	23,539,157	102,404,550
S&P Global Nuclear Energy	—	618,301
S&P Global Timber & Forestry	14,532,003	3,105,633

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Global 100	$13,233,368	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$83,104,700
S&P Global Clean Energy	18,755,904	—	—	2,161,286	1,739,302	10,242,130	32,898,622
S&P Global Infrastructure	403,006	—	—	1,561,517	18,904,786	2,316,252	23,185,561
S&P Global Nuclear Energy	831,212	—	—	293,258	96,039	178,258	1,398,767
S&P Global Timber & Forestry	4,651,890	—	—	—	—	—	4,651,890

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,189,860,249	$101,773,351	$(240,955,777)	$(139,182,426)
S&P Global Clean Energy	60,828,191	827,180	(29,350,468)	(28,523,288)
S&P Global Infrastructure	370,992,069	51,945,632	(64,273,015)	(12,327,383)
S&P Global Nuclear Energy	12,484,481	864,880	(2,669,778)	(1,804,898)
S&P Global Timber & Forestry	220,084,134	18,243,949	(42,707,599)	(24,463,650)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares S&P Global 100 Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

II. iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy, and iShares S&P Global Timber & Forestry Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global Timber & Forestry	$0.33968	$—	$0.22122	$0.56090	61%	—%	39%	100%

SUPPLEMENTAL INFORMATION	47

Notes:

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-33-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P Asia 50 Index Fund  |  AIA  |  NYSE Arca

iShares S&P Developed ex-U.S. Property Index Fund  |  WPS  |  NYSE Arca

iShares S&P Europe 350 Index Fund  |  IEV  |  NYSE Arca

iShares S&P Latin America 40 Index Fund  |  ILF  |  NYSE Arca

iShares S&P/TOPIX 150 Index Fund  |  ITF  |  NYSE Arca

iShares S&P Emerging Markets Infrastructure Index Fund  |  EMIF  |  NASDAQ

Fund Performance Overview

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.17%	26.46%	22.86%	0.42%	0.25%	0.99%	2.06%	1.21%	4.93%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50TM (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.41%, net of fees, while the total return for the Index was 1.90%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	32.29%
Technology	20.37
Communications	8.87
Consumer Cyclical	8.37
Energy	7.82
Basic Materials	6.86
Diversified	5.49
Industrial	4.46
Utilities	3.61
Consumer Non-Cyclical	1.50
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	13.50%
China Mobile Ltd. (China)	5.32
China Construction Bank Corp. Class H (China)	5.25
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.19
Industrial and Commercial Bank of China Ltd. Class H (China)	4.45
Hyundai Motor Co. (South Korea)	3.42
CNOOC Ltd. (China)	3.02
Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.94
AIA Group Ltd. (Hong Kong)	2.79
PetroChina Co. Ltd. Class H (China)	2.57

TOTAL	48.45%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.40%	28.67%	26.54%	(4.58)%	(4.72)%	(4.75)%	(2.92)%	(3.00)%	(3.09)%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.40%	28.67%	26.54%	(20.92)%	(21.49)%	(21.62)%	(14.20)%	(14.58)%	(14.99)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 10.86%, net of fees, while the total return for the Index was 10.88%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Real Estate Operating/Development	32.70%
REITs-Diversified	25.23
Real Estate Management/Services	13.30
REITs-Shopping Centers	12.91
REITs-Office Property	7.66
REITs-Apartments	1.97
Building-Residential/Commercial	1.74
REITs-Warehouse/Industrial	1.46
Other*	2.58
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Mitsubishi Estate Co. Ltd. (Japan)	5.07%
Sun Hung Kai Properties Ltd. (Hong Kong)	4.14
Westfield Group (Australia)	4.01
Cheung Kong (Holdings) Ltd. (Hong Kong)	3.44
Unibail-Rodamco SE (France)	3.33
Mitsui Fudosan Co. Ltd. (Japan)	3.23
Sumitomo Realty & Development Co. Ltd. (Japan)	2.34
Link REIT (The) (Hong Kong)	1.95
Land Securities Group PLC (United Kingdom)	1.77
Daiwa House Industry Co. Ltd. (Japan)	1.71

TOTAL	30.99%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.87%	18.82%	16.88%	(5.93)%	(5.90)%	(5.64)%	8.31%	8.21%	8.77%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.87%	18.82%	16.88%	(26.35)%	(26.22)%	(25.21)%	122.14%	120.18%	131.71%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350TM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.65%, net of fees, while the total return for the Index was 0.55%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	29.07%
Financial	18.58
Energy	11.29
Industrial	8.77
Basic Materials	8.59
Communications	8.31
Consumer Cyclical	7.21
Utilities	4.66
Technology	2.26
Diversified	0.85
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	3.14%
HSBC Holdings PLC (United Kingdom)	2.60
Novartis AG Registered (Switzerland)	2.55
Vodafone Group PLC (United Kingdom)	2.15
BP PLC (United Kingdom)	2.07
Roche Holding AG Genusschein (Switzerland)	2.02
Royal Dutch Shell PLC Class A (United Kingdom)	1.97
Total SA (France)	1.80
GlaxoSmithKline PLC (United Kingdom)	1.78
Sanofi (France)	1.58

TOTAL	21.66%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.33%	12.89%	14.00%	0.29%	0.23%	0.43%	23.76%	23.68%	24.37%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.33%	12.89%	14.00%	1.46%	1.17%	2.19%	743.06%	737.57%	785.25%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40TM (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries: Mexico, Brazil, Peru, Colombia and Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (9.28)%, net of fees, while the total return for the Index was (9.15)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	17.94%
Consumer Non-Cyclical	16.68
Communications	16.52
Basic Materials	15.43
Energy	12.99
Consumer Cyclical	7.14
Diversified	5.04
Utilities	4.86
Industrial	2.71
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

America Movil SAB de CV Series L (Mexico)	13.79%
Petroleo Brasileiro SA SP ADR (Preferred) (Brazil)	9.88
Vale SA Class A SP ADR (Preferred) (Brazil)	7.70
Itau Unibanco Holding SA SP ADR (Preferred) (Brazil)	7.35
Banco Bradesco SA SP ADR (Preferred) (Brazil)	6.53
Companhia de Bebidas das Americas SP ADR (Preferred) (Brazil)	4.82
Fomento Economico Mexicano SAB de CV BD Units (Mexico)	3.74
Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.24
Ecopetrol SA SP ADR (Colombia)	3.11
BRF — Brasil Foods SA SP ADR (Brazil)	2.48

TOTAL	62.64%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.17)%	0.31%	(1.51)%	(7.20)%	(7.26)%	(7.14)%	3.04%	3.01%	3.16%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.17)%	0.31%	(1.51)%	(31.18)%	(31.38)%	(30.96)%	34.87%	34.48%	36.47%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150TM (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market and includes 150 securities considered highly liquid selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (8.58)%, net of fees, while the total return for the Index was (8.65)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Cyclical	28.51%
Industrial	20.61
Financial	16.66
Consumer Non-Cyclical	13.58
Communications	5.83
Basic Materials	5.50
Technology	3.95
Utilities	2.45
Energy	1.80
Short-Term and Other Net Assets	1.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Toyota Motor Corp.	6.36%
Mitsubishi UFJ Financial Group Inc.	3.66
Honda Motor Co. Ltd.	3.07
Sumitomo Mitsui Financial Group Inc.	2.42
Mizuho Financial Group Inc.	2.16
Canon Inc.	2.10
Nippon Telegraph and Telephone Corp.	2.08
SoftBank Corp.	1.94
Takeda Pharmaceutical Co. Ltd.	1.86
FANUC Corp.	1.76

TOTAL	27.41%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.19%	29.71%	26.44%	11.84%	11.76%	10.81%	44.55%	44.19%	40.15%

Total returns for the period since inception are calculated from the inception date of the Fund (6/16/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.25%, net of fees, while the total return for the Index was 0.80%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Electric-Integrated	26.35%
Public Thoroughfares	18.95
Petrochemicals	10.20
Airport Development/Maintenance	9.83
Electric-Generation	9.25
Diversified Operations	6.79
Oil-Field Services	5.20
Finance-Leasing Company	4.10
Water	3.33
Steel Pipe & Tube	2.86
Warehousing & Harbor Transport Services	2.43
Shipbuilding	0.37
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

CCR SA (Brazil)	10.78%
Ultrapar Participacoes SA SP ADR (Brazil)	10.20
China Merchants Holdings (International) Co. Ltd. (China)	6.79
Korea Electric Power Corp. SP ADR (South Korea)	5.08
CEZ AS (Czech Republic)	4.62
Companhia Energetica de Minas Gerais SP ADR (Preferred) (Brazil)	4.42
COSCO Pacific Ltd. (China)	4.10
Empresa Nacional de Electricidad SA SP ADR (Chile)	3.92
China Oilfield Services Ltd. Class H (China)	3.79
Tenaga Nasional Bhd (Malaysia)	3.60

TOTAL	57.30%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P Asia 50
Actual	$1,000.00	$1,014.10	0.50%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
S&P Developed ex-U.S. Property
Actual	1,000.00	1,108.60	0.48	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Europe 350
Actual	1,000.00	1,006.50	0.60	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04
S&P Latin America 40
Actual	1,000.00	907.20	0.50	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
S&P/TOPIX 150
Actual	$1,000.00	$914.20	0.50%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,002.50	0.75	3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.75	3.80

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.64%

CHINA — 25.41%
China Construction Bank Corp. Class H	15,255,960	$10,586,150
China Life Insurance Co. Ltd. Class H	1,395,000	4,030,310
China Mobile Ltd.	967,500	10,725,389
China Petroleum & Chemical Corp. Class H	3,150,000	2,941,476
CNOOC Ltd.	2,970,000	6,090,736
Industrial and Commercial Bank of China Ltd. Class H	15,210,115	8,984,919
PetroChina Co. Ltd. Class H	3,960,000	5,189,256
Ping An Insurance (Group) Co. of China Ltd. Class H	360,000	2,720,924

		51,269,160
HONG KONG — 17.50%
AIA Group Ltd.	1,512,000	5,635,933
BOC Hong Kong (Holdings) Ltd.	675,000	2,146,036
Cheung Kong (Holdings) Ltd.	251,000	3,680,869
CLP Holdings Ltd.	337,500	2,868,636
Hang Seng Bank Ltd.	135,000	2,070,293
Hong Kong and China Gas Co. Ltd. (The)	990,084	2,510,567
Hong Kong Exchanges and Clearing Ltd.[a]	202,500	3,061,039
Hutchison Whampoa Ltd.	427,000	4,141,541
Li & Fung Ltd.[a]	1,080,000	1,674,343
Power Assets Holdings Ltd.	225,000	1,910,973
Sun Hung Kai Properties Ltd.	270,000	3,956,018
Swire Pacific Ltd. Class A	135,000	1,654,145

		35,310,393
SINGAPORE — 10.44%
DBS Group Holdings Ltd.	315,500	3,701,023
Jardine Matheson Holdings Ltd.[a]	48,800	2,776,720
Keppel Corp. Ltd.	270,000	2,509,171
Oversea-Chinese Banking Corp. Ltd.	495,000	3,768,892
Singapore Telecommunications Ltd.	1,305,000	3,404,256
Singapore Telecommunications Ltd. New	45,000	117,388
United Overseas Bank Ltd.[a]	225,000	3,604,182
Wilmar International Ltd.[a]	450,000	1,192,223

		21,073,855

Security	Shares	Value

SOUTH KOREA — 29.44%
Hyundai Heavy Industries Co. Ltd.	8,010	$1,819,758
Hyundai Mobis Co. Ltd.[a]	12,735	3,557,791
Hyundai Motor Co.[a]	30,420	6,897,307
KB Financial Group Inc.	71,556	2,555,974
Kia Motors Corp.	50,130	3,130,236
KT&G Corp.	23,940	1,824,431
LG Electronics Inc.	20,250	1,257,170
POSCO	15,435	5,075,909
Samsung C&T Corp.	27,315	1,622,053
Samsung Electronics Co. Ltd.	22,500	27,248,802
Shinhan Financial Group Co. Ltd.	83,708	2,858,239
SK Innovation Co. Ltd.	10,215	1,548,667

		59,396,337
TAIWAN — 16.85%
Cathay Financial Holding Co. Ltd.	1,665,699	1,789,944
China Steel Corp.	2,192,088	2,000,387
Chunghwa Telecom Co. Ltd.	720,551	2,308,143
Formosa Chemicals & Fibre Corp.	720,490	1,936,808
Formosa Plastics Corp.	900,030	2,572,962
Hon Hai Precision Industry Co. Ltd.	1,890,298	5,932,673
HTC Corp.	139,311	1,349,696
MediaTek Inc.	225,112	2,376,794
Nan Ya Plastics Corp.	1,125,010	2,256,660
Taiwan Semiconductor Manufacturing Co. Ltd.	3,420,343	10,477,998
United Microelectronics Corp.	2,385,430	992,793

		33,994,858

TOTAL COMMON STOCKS
(Cost: $165,550,075)		201,044,603

SHORT-TERM INVESTMENTS — 4.87%

MONEY MARKET FUNDS — 4.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c,d]	8,938,074	8,938,074
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	629,418	629,418

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	262,479	$262,479

		9,829,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,829,971)		9,829,971

TOTAL INVESTMENTS IN SECURITIES — 104.51%
(Cost: $175,380,046)		210,874,574
Other Assets, Less Liabilities — (4.51)%		(9,094,002)

NET ASSETS — 100.00%		$201,780,572

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.54%

AUSTRALIA — 14.99%
Abacus Property Group	79,148	$159,674
ALE Property Group	46,906	105,847
Aspen Group Ltd.	163,466	28,898
Astro Japan Property Trust	15,980	47,526
Australand Property Group	66,082	202,720
BGP Holdings PLC[a,b]	1,986,852	26
Bunnings Warehouse Property Trust	118,205	244,613
Centro Retail Australia	412,425	896,361
CFS Retail Property Trust Group	692,357	1,389,565
Challenger Diversified Property Group	33,511	79,802
Charter Hall Group	64,672	193,687
Charter Hall Retail REIT	71,534	255,151
Commonwealth Property Office Fund	691,370	744,119
Cromwell Group	260,803	211,543
Dexus Property Group	1,423,160	1,405,947
FKP Property Group	371,394	96,553
Goodman Group	418,018	1,721,400
GPT Group	480,434	1,698,651
Investa Office Fund	182,407	548,190
Lend Lease Group	152,797	1,247,315
Mirvac Group	1,004,014	1,493,026
Peet Ltd.[c]	53,110	40,317
Stockland Corp. Ltd.	653,347	2,269,248
Sunland Group Ltd.[a]	51,982	51,894
Westfield Group	608,368	6,427,641
Westfield Retail Trust	822,265	2,471,162

		24,030,876
AUSTRIA — 1.21%
Atrium European Real Estate Ltd.	51,700	270,305
CA Immobilien Anlagen AGa	20,821	229,370
conwert Immobilien Invest SE	18,706	209,440
IMMOEAST AG Escrow[a,b]	100,152	1
IMMOFINANZ AGa	312,832	1,136,140
IMMOFINANZ AG Escrow[a,b]	112,716	1
S IMMO AG	15,416	94,602

		1,939,859
BELGIUM — 0.65%
Aedifica[c]	2,115	126,252
Befimmo SCA	4,465	263,660

Security	Shares	Value

Cofinimmo SA	4,465	$496,473
Warehouses De Pauw SCA	2,914	152,616

		1,039,001
CANADA — 5.84%
Allied Properties Real Estate Investment Trust	8,836	287,095
Artis Real Estate Investment Trust	15,463	257,416
Boardwalk Real Estate Investment Trust	7,755	512,219
Brookfield Office Properties Canada	4,465	129,147
Brookfield Office Properties Inc.	74,213	1,232,421
Calloway Real Estate Investment Trust	16,027	486,535
Canadian Apartment Properties Real Estate Investment Trust	13,865	350,447
Canadian Real Estate Investment Trust	10,105	431,538
Chartwell Seniors Housing Real Estate Investment Trust	24,252	251,159
Cominar Real Estate Investment Trust	18,424	451,636
Crombie Real Estate Investment Trust	7,332	113,339
Dundee International Real Estate Investment Trust	9,400	105,087
Dundee Real Estate Investment Trust	14,570	557,657
First Capital Realty Inc.	23,594	450,563
Granite Real Estate Inc.	13,818	494,608
H&R Real Estate Investment Trust	27,213	696,677
InnVest Real Estate Investment Trust	14,241	75,695
InterRent Real Estate Investment Trust	4,935	27,535
Killam Properties Inc.	14,476	191,993
Mainstreet Equity Corp.[a]	1,739	55,601
Melcor Developments Ltd.	4,136	65,994
Morguard Corp.	1,786	182,421
Morguard Real Estate Investment Trust	8,742	158,857
Northern Property Real Estate Investment Trust	5,170	164,881
NorthWest Healthcare Properties Real Estate Investment Trust	5,969	79,348
Primaris Retail Real Estate Investment Trust	13,066	323,745
Retrocom Mid-Market Real Estate Investment Trust	4,136	24,296
RioCan Real Estate Investment Trust	42,582	1,197,463

		9,355,373
FINLAND — 0.32%
Citycon OYJ[c]	42,206	126,514

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2012

Security	Shares	Value

Sponda OYJ	71,017	$291,449
Technopolis OYJ	23,030	99,551

		517,514
FRANCE — 5.94%
Altarea	1,034	154,308
ANF Immobilier	3,901	160,596
Fonciere des Regions	10,904	820,638
Gecina SA	7,755	794,752
Icade	6,768	552,026
Klepierre	28,717	1,008,213
Mercialys	16,638	343,654
Societe de la Tour Eiffel	1,504	78,963
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,538	262,843
Unibail-Rodamco SE	26,790	5,345,572

		9,521,565
GERMANY — 1.79%
Alstria Office REIT AG	18,236	213,750
Deutsche EuroShop AG	12,925	482,212
Deutsche Wohnen AG Bearer	42,441	746,386
DIC Asset AG	7,520	71,059
GAGFAH SAa	21,573	220,086
GSW Immobilien AG	13,630	506,060
Hamborner REIT AG	13,160	117,124
IVG Immobilien AGa,c	41,313	94,446
PATRIZIA Immobilien AGa	10,442	59,645
Prime Office REIT AG	14,100	61,657
TAG Immobilien AG	28,341	302,004

		2,874,429
HONG KONG — 19.14%
Champion REIT	799,000	364,810
Cheung Kong (Holdings) Ltd.	376,000	5,513,971
China New Town Development Co. Ltd.[a]	398,016	16,171
Chinese Estates Holdings Ltd.[c]	141,000	200,045
CSI Properties Ltd.	1,128,000	47,283
Emperor International Holdings Ltd.	325,000	80,901
Fortune REIT[c]	329,000	250,784
Fragrance Group Ltd.	376,000	87,356
Great Eagle Holdings Ltd.	94,000	286,731
Hang Lung Group Ltd.[c]	188,000	1,191,784
Hang Lung Properties Ltd.	564,000	1,927,708
Henderson Land Development Co. Ltd.[c]	282,929	2,036,235
HKR International Ltd.	225,600	98,640

Security	Shares	Value

Hongkong Land Holdings Ltd.[c]	329,000	$1,977,290
Hutchison Harbour Ring Ltd.	564,000	48,011
Hysan Development Co. Ltd.	188,000	855,951
K. Wah International Holdings Ltd.[c]	282,000	134,576
Kerry Properties Ltd.[c]	211,500	1,069,332
Kowloon Development Co. Ltd.[c]	94,000	108,146
Lai Sun Development Co. Ltd.[a]	2,961,000	68,361
Link REIT (The)	658,000	3,118,886
New World China Land Ltd.	753,999	290,776
Prosperity REIT	329,000	92,081
Regal REIT	282,000	72,380
Sino Land Co. Ltd.	846,000	1,582,175
Sinolink Worldwide Holdings Ltd.[a]	564,000	44,374
SRE Group Ltd.[a,c]	848,000	28,984
Sun Hung Kai Properties Ltd.	453,000	6,637,320
Sunlight REIT[c]	329,000	131,120
Swire Properties Ltd.	310,200	960,217
TAI Cheung Holdings Ltd.	94,000	69,228
Tian An China Investments Co. Ltd.	282,200	160,878
Wheelock and Co. Ltd.	235,000	1,013,865
Yuexiu Real Estate Investment Trust	235,000	114,874

		30,681,244
ISRAEL — 0.54%
Airport City Ltd.[a]	9,635	43,447
Alony Hetz Properties & Investments Ltd.	20,492	95,852
Amot Investments Ltd.	29,751	66,221
Azrieli Group Ltd.	9,635	199,798
Gazit Globe Ltd.	20,633	224,949
Melisron Ltd.	4,240	70,281
Nitsba Holdings (1995) Ltd.[a]	7,755	61,400
Norstar Holdings Inc.	3,085	64,051
REIT 1 Ltd.	25,601	43,462

		869,461
ITALY — 0.12%
Beni Stabili SpA	243,413	128,392
Immobiliare Grande Distribuzione SpA	42,911	38,257
Prelios SpA[a]	199,280	24,791

		191,440
JAPAN — 24.99%
Activia Properties Inc.[a]	47	288,766
Advance Residence Investment Corp.	329	694,368

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2012

Security	Shares	Value

AEON Mall Co. Ltd.	23,500	$576,928
DA Office Investment Corp.	47	156,042
Daibiru Corp.	14,100	117,077
Daikyo Inc.	94,000	238,021
Daito Trust Construction Co. Ltd.	23,500	2,371,144
Daiwa House Industry Co. Ltd.	188,000	2,737,841
Daiwahouse Residential Investment Corp.	47	357,031
Frontier Real Estate Investment Corp.	47	412,609
Fukuoka REIT Corp.	47	343,740
Global One Real Estate Investment Corp. Ltd.	47	286,048
Goldcrest Co. Ltd.	4,700	72,977
Heiwa Real Estate Co. Ltd.	9,400	108,620
Heiwa Real Estate REIT Inc.	141	95,329
Hulic Co. Ltd.[a]	75,200	456,226
Ichigo Real Estate Investment Corp.	188	98,591
Iida Home Max Co. Ltd.	4,700	43,979
Industrial & Infrastructure Fund Investment Corp.	47	357,635
Japan Excellent Inc.	47	259,769
Japan Hotel Real Estate Investment Corp.	564	159,486
Japan Logistics Fund Inc.	47	436,170
Japan Prime Realty Investment Corp.	235	710,437
Japan Real Estate Investment Corp.	167	1,687,172
Japan Rental Housing Investments Inc.	235	129,884
Japan Retail Fund Investment Corp.	564	1,011,285
Kenedix Realty Investment Corp.	94	339,874
Leopalace21 Corp.[a]	47,000	141,967
MID REIT Inc.	47	123,239
Mitsubishi Estate Co. Ltd.	423,000	8,122,905
Mitsui Fudosan Co. Ltd.	258,000	5,183,213
Mori Hills REIT Investment Corp.	47	229,563
MORI TRUST Sogo REIT Inc.	47	422,275
Nippon Accommodations Fund Inc.	47	324,409
Nippon Building Fund Inc.	188	2,032,236
Nomura Real Estate Holdings Inc.	28,200	497,306
Nomura Real Estate Office Fund Inc.	94	591,427
Nomura Real Estate Residential Fund Inc.	47	272,757
NTT Urban Development Corp.	329	268,105
ORIX JREIT Inc.	94	461,542
Premier Investment Corp.	47	180,811
Sekisui House SI Investment Corp.	47	213,554
Starts Proceed Investment Corp.	47	72,916

Security	Shares	Value

Sumitomo Realty & Development Co. Ltd.	141,000	$3,755,167
Takara Leben Co. Ltd.	4,700	50,746
TOC Co. Ltd.	23,500	126,260
Tokyo Tatemono Co. Ltd.[a]	112,000	439,075
Tokyo Theatres Co. Inc.	47,000	61,620
Tokyu Land Corp.	141,000	757,558
TOKYU REIT Inc.	47	242,853
Top REIT Inc.	47	234,698
United Urban Investment Corp.	611	710,739

		40,063,990
NETHERLANDS — 1.45%
Corio NV	28,294	1,204,301
Eurocommercial Properties NV	10,528	399,421
Nieuwe Steen Investments NV	15,463	126,759
VastNed Retail NV	5,687	241,731
Wereldhave NV	6,392	355,823

		2,328,035
NEW ZEALAND — 0.61%
AMP NZ Office Trust	254,129	206,883
Argosy Property Ltd.	140,060	104,131
DNZ Property Fund Ltd.	74,871	97,647
Goodman Property Trust	256,291	217,159
Kiwi Income Property Trust	305,171	281,391
Vital Healthcare Property Trust	67,586	70,180

		977,391
NORWAY — 0.13%
Norwegian Property ASA	132,822	203,010

		203,010
SINGAPORE — 9.39%
AIMS AMP Capital Industrial REIT	119,200	137,011
Ascendas Hospitality Trust[a]	94,000	69,732
Ascendas India Trust[c]	188,000	117,241
Ascendas REIT	517,935	1,017,546
Ascott Residence Trust	188,800	193,156
Bukit Sembawang Estates Ltd.	47,000	202,299
Cache Logistics Trust	188,000	191,571
Cambridge Industrial Trust	329,440	171,877
CapitaCommercial Trust	611,000	744,636
CapitaLand Ltd.	752,000	1,949,425
CapitaMall Trust Management Ltd.	705,000	1,160,919
CapitaMalls Asia Ltd.	376,000	505,747
CapitaRetail China Trust	94,000	112,261

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2012

Security	Shares	Value

CDL Hospitality Trusts	188,000	$311,111
City Developments Ltd.	141,000	1,349,425
Far East Hospitality Trust[a]	188,000	158,621
First REIT	141,000	120,690
Frasers Centrepoint Trust	141,000	208,046
Frasers Commercial Trust[c]	94,600	90,613
Global Logistic Properties Ltd.	705,000	1,442,529
GuocoLand Ltd.[c]	94,000	154,023
Ho Bee Investment Ltd.[c]	47,000	58,621
K-REIT Asia[c]	188,100	181,706
Keppel Land Ltd.	188,000	544,061
Lippo Malls Indonesia Retail Trust	470,000	174,329
Mapletree Commercial Trust	329,000	313,793
Mapletree Industrial Trust	329,640	378,897
Mapletree Logistics Trust	423,040	387,968
Orchard Parade Holdings Ltd.	47,000	90,421
Parkway Life REIT	94,000	152,107
Perennial China Retail Trust[c]	188,000	75,862
Sabana Shari’ah Compliant Industrial REIT	141,000	131,609
Starhill Global REIT	423,000	263,793
Suntec REIT	611,000	739,655
United Industrial Corp. Ltd.[c]	82,000	192,516
UOL Group Ltd.	141,000	658,621
Wheelock Properties Ltd.	94,000	142,529
Wing Tai Holdings Ltd.	116,550	162,469

		15,057,436
SPAIN — 0.03%
Inmobiliaria Colonial SAa	23,594	42,738

		42,738
SWEDEN — 1.70%
Atrium Ljungberg AB	8,460	109,031
Castellum AB	50,713	687,223
Fabege AB	40,796	388,883
Fastighets AB Balder Class Ba,c	17,672	97,300
Hufvudstaden AB Class A	35,908	446,071
Klovern AB	25,944	102,089
Kungsleden AB	40,467	228,979
Wallenstam AB Class B	32,853	358,764
Wihlborgs Fastigheter AB	19,975	298,562

		2,716,902

Security	Shares	Value

SWITZERLAND — 2.10%
Allreal Holding AG Registered[a]	2,585	$379,581
Intershop Holdings AG Bearer	376	130,227
Mobimo Holding AG Registered[a]	1,880	431,492
PSP Swiss Property AG Registered[a]	11,374	1,034,165
Swiss Prime Site AG Registered[a]	16,027	1,325,067
Zug Estates Holding AG Bearer[a]	47	65,014

		3,365,546
UNITED KINGDOM — 8.60%
Big Yellow Group PLC	34,263	173,730
British Land Co. PLC	264,234	2,227,295
Capital & Counties Properties PLC	165,393	581,693
Capital Shopping Centres Group PLC	177,049	935,460
CLS Holdings PLC[a]	5,076	59,098
Derwent London PLC	24,910	786,794
Development Securities PLC	36,754	99,709
F&C Commercial Property Trust Ltd.	141,658	236,527
Grainger PLC	122,670	213,340
Great Portland Estates PLC	94,376	687,164
Hammerson PLC	211,406	1,539,616
Hansteen Holdings PLC	191,760	242,459
Helical Bar PLC	31,443	95,329
ING UK Real Estate Income Trust Ltd.	101,802	59,591
Land Securities Group PLC	230,394	2,833,085
London & Stamford Property PLC	162,855	302,162
Metric Property Investments PLC	60,724	91,193
Primary Health Properties PLC	21,620	119,399
Quintain Estates and Development PLC[a]	139,590	118,904
Raven Russia Ltd.	171,127	186,665
Safestore Holdings PLC	47,799	79,501
Schroder REIT Ltd.	104,810	66,006
SEGRO PLC	219,114	802,475
Shaftesbury PLC	76,375	651,184
St. Modwen Properties PLC	44,932	144,314
UK Commercial Property Trust Ltd.	111,954	118,503
UNITE Group PLC	46,389	197,460
Workspace Group PLC	31,960	138,828

		13,787,484

TOTAL COMMON STOCKS
(Cost: $158,390,812)		159,563,294

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2012

Security	Shares	Value

RIGHTS — 0.01%

AUSTRALIA — 0.00%
Aspen Group Ltd.[a]	163,466	$1

		1
FINLAND — 0.01%
Citycon OYJ[a]	43,898	4,784

		4,784

TOTAL RIGHTS
(Cost: $0)		4,785

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,b]	5,460	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.08%

MONEY MARKET FUNDS — 2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	3,068,837	3,068,837
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	216,107	216,107
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	52,036	52,036

		3,336,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,336,980)		3,336,980

TOTAL INVESTMENTS IN SECURITIES — 101.63%
(Cost: $161,727,792)		162,905,059
Other Assets, Less Liabilities — (1.63)%		(2,605,109)

NET ASSETS — 100.00%		$160,299,950

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.82%

AUSTRIA — 0.24%
Erste Group Bank AGa	41,184	$920,053
OMV AG	23,616	827,453
Telekom Austria AG	37,440	264,916
voestalpine AG	17,568	526,383

		2,538,805
BELGIUM — 1.75%
Ageas SA/NV	39,168	940,270
Anheuser-Busch InBev NV	129,888	11,057,064
Belgacom SA	23,328	712,772
Colruyt SA	11,808	514,898
Delhaize Group SA	16,416	634,526
Groupe Bruxelles Lambert SA	13,248	984,265
KBC Groep NV	23,904	574,149
Solvay SA	9,504	1,101,154
UCB SA	17,856	982,961
Umicore SA	17,856	934,375

		18,436,434
DENMARK — 1.66%
A.P. Moeller-Maersk A/S Class B	215	1,540,538
Carlsberg A/S Class B	16,992	1,507,246
Danske Bank A/Sa	101,952	1,842,125
Novo Nordisk A/S Class B	70,848	11,205,638
Novozymes A/S Class B	39,168	1,080,828
Vestas Wind Systems A/Sa,b	33,696	239,813

		17,416,188
FINLAND — 1.12%
Fortum OYJ	70,848	1,306,121
Kone OYJ Class B	33,408	2,314,440
Metso OYJ	21,888	783,099
Nokia OYJ[b]	603,936	1,561,696
Nokian Renkaat OYJ	21,312	867,776
Sampo OYJ Class A	77,760	2,421,925
Stora Enso OYJ Class R	93,024	578,511
UPM-Kymmene OYJ	84,960	961,302
Wartsila OYJ Abp	27,648	958,588

		11,753,458
FRANCE — 14.30%
Accor SA	29,088	971,280
Alcatel-Lucent[a]	380,448	420,434

Security	Shares	Value

ALSTOM	32,832	$1,152,474
ArcelorMittal	146,880	2,108,805
AXA SA	298,944	4,457,414
BNP Paribas SA	168,480	8,015,395
Bouygues SA	27,936	682,853
Cap Gemini SA	25,349	1,073,733
Carrefour SA	99,936	2,075,081
Casino Guichard-Perrachon SA	8,928	791,262
Christian Dior SA	8,352	1,121,762
Compagnie de Saint-Gobain	71,424	2,511,730
Compagnie Generale des Etablissements Michelin Class B	29,376	2,303,813
Credit Agricole SAa	177,696	1,227,613
Danone SA	99,360	6,124,172
Dassault Systemes SA	10,368	1,090,550
Edenred SA	25,920	729,112
Electricite de France SA	47,232	990,756
Essilor International SA	34,272	3,212,905
European Aeronautic Defence and Space Co. NV	67,392	2,138,450
France Telecom SA	311,616	3,763,592
GDF Suez	240,192	5,376,720
Gemalto NV	12,384	1,090,546
Hermes International SCA	2,592	696,933
L’Air Liquide SA	50,112	6,218,042
L’Oreal SA	40,320	4,993,166
Lafarge SA	29,952	1,614,928
Lagardere SCA	21,600	590,642
Legrand SA	40,032	1,510,529
LVMH Moet Hennessy Louis Vuitton SA	44,352	6,675,883
Pernod Ricard SA	32,256	3,623,132
PPR SA	12,096	1,858,043
PSA Peugeot Citroen SAa,b	40,320	319,011
Publicis Groupe SA	27,360	1,532,900
Renault SA	33,408	1,569,607
Safran SA	38,880	1,399,785
Sanofi	194,400	16,593,838
Schneider Electric SA	88,704	5,255,689
SES SA Class A FDR	72,000	1,960,471
Societe Generale[a]	125,568	3,570,104
Sodexo	15,840	1,193,956
STMicroelectronics NV	106,848	576,369
Suez Environnement SA	46,944	532,610

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Security	Shares	Value

Technip SA	17,568	$1,955,232
Thales SA	15,264	524,802
Total SA	379,872	18,864,020
Unibail-Rodamco SE	14,688	2,930,786
Valeo SA	12,672	586,891
Vallourec SA	19,584	830,169
Veolia Environnement	72,864	787,037
Vinci SA	92,736	3,954,359
Vivendi SA	208,224	4,065,080

		150,214,466
GERMANY — 12.26%
Adidas AG	33,984	2,791,110
Allianz SE Registered	73,440	8,747,952
BASF SE	148,608	12,551,238
Bayer AG Registered	133,920	11,514,009
Bayerische Motoren Werke AG	51,840	3,795,450
Beiersdorf AG	16,128	1,184,749
Commerzbank AGa	707,040	1,263,444
Continental AG	12,960	1,270,485
Daimler AG Registered	160,704	7,787,074
Deutsche Bank AG Registered	150,624	5,957,696
Deutsche Boerse AG	31,392	1,739,214
Deutsche Lufthansa AG Registered	37,440	508,157
Deutsche Post AG Registered	137,088	2,680,728
Deutsche Telekom AG Registered	475,488	5,857,172
E.ON AG	324,000	7,696,690
Fresenius Medical Care AG & Co. KGaA	33,696	2,473,545
Fresenius SE & Co. KGaA	21,024	2,443,459
GEA Group AG	27,648	837,475
HeidelbergCement AG	22,752	1,193,356
Hochtief AGa	4,608	216,142
Infineon Technologies AG	176,256	1,119,708
K+S AG Registered	27,936	1,375,231
Lanxess AG	13,536	1,123,729
Linde AG	29,952	5,163,454
MAN SE	5,760	527,979
Merck KGaA	10,368	1,280,489
METRO AG	21,024	629,527
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,920	4,051,547
QIAGEN NVa	37,440	689,745
RWE AG	79,200	3,547,327

Security	Shares	Value

Salzgitter AG	6,336	$245,068
SAP AG	151,200	10,719,928
Siemens AG Registered	134,784	13,457,540
ThyssenKrupp AG	62,208	1,323,706
Volkswagen AG	5,760	964,813

		128,728,936
GREECE — 0.05%
National Bank of Greece SAa	52,390	126,711
National Bank of Greece SA SP ADR[a,b]	100,820	241,968
OPAP SA	32,890	169,252

		537,931
IRELAND — 0.46%
CRH PLC	116,928	2,256,417
Elan Corp. PLC[a]	78,624	848,646
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	22,464	1,151,662
Ryanair Holdings PLC SP ADR[a]	19,475	628,069

		4,884,797
ITALY — 3.53%
Assicurazioni Generali SpA	219,168	3,155,127
Atlantia SpA	53,280	828,020
Banca Monte dei Paschi di Siena SpA[a,b]	1,159,488	336,523
Banco Popolare SpA[a]	286,560	429,488
Enel SpA	1,047,744	3,709,482
Eni SpA	435,456	9,534,842
Fiat Industrial SpA	131,040	1,282,073
Fiat SpA[a]	142,848	763,029
Finmeccanica SpA[a]	62,218	295,841
Intesa Sanpaolo SpA	2,259,936	3,439,462
Luxottica Group SpA	25,632	907,817
Mediaset SpA	115,200	216,527
Mediobanca SpA	78,931	422,223
Pirelli & C. SpA	37,440	403,636
Saipem SpA	40,608	1,952,290
Snam SpA	279,360	1,239,918
Telecom Italia SpA	1,573,344	1,578,803
Tenaris SA	76,032	1,553,304
Terna SpA	209,376	781,150
UniCredit SpA[a]	879,552	3,657,148
Unione di Banche Italiane ScpA	146,452	541,869

		37,028,572

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Security	Shares	Value

NETHERLANDS — 3.62%
AEGON NV	283,104	$1,473,242
Akzo Nobel NV	37,728	2,135,145
ASML Holding NV	68,256	3,652,073
D.E Master Blenders 1753 NVa	95,904	1,156,692
Heineken NV	34,848	2,079,753
ING Groep NV CVA[a]	620,064	4,905,132
Koninklijke Ahold NV	173,088	2,170,439
Koninklijke DSM NV	29,088	1,451,962
Koninklijke KPN NV	168,480	1,288,792
Koninklijke Philips Electronics NV	168,768	3,941,813
PostNL NV	70,288	245,053
Randstad Holding NV	16,992	565,414
Reed Elsevier NV	116,064	1,553,636
TNT Express NV	61,676	644,767
Unilever NV CVA	277,344	9,822,785
Wolters Kluwer NV	48,384	910,659

		37,997,357
NORWAY — 1.43%
DNB ASA	147,456	1,809,458
Norsk Hydro ASA	146,016	684,578
Orkla ASA	129,600	984,994
Seadrill Ltd.	58,464	2,284,516
Statoil ASA	170,784	4,412,198
Subsea 7 SA	45,792	1,057,452
Telenor ASA	117,216	2,287,072
Yara International ASA	29,664	1,487,138

		15,007,406
PORTUGAL — 0.24%
Banco Espirito Santo SA Registered[a]	362,016	263,605
Energias de Portugal SA	400,320	1,103,155
Galp Energia SGPS SA Class B	35,136	570,455
Portugal Telecom SGPS SA Registered	123,552	611,479

		2,548,694
SPAIN — 4.43%
Abertis Infraestructuras SA	57,312	844,230
Acciona SA	4,320	246,150
Acerinox SAb	17,280	193,985
Actividades de Construcciones y Servicios SAb	27,452	566,131
Amadeus IT Holding SA Class A	55,584	1,296,454
Banco Bilbao Vizcaya Argentaria SA	871,776	6,855,971

Security	Shares	Value

Banco de Sabadell SA	477,792	$1,284,680
Banco Popular Espanol SAb	214,848	470,160
Banco Santander SAa	1,600,704	11,933,673
Distribuidora Internacional de Alimentacion SA	97,056	536,284
Enagas SA	30,528	602,860
Ferrovial SA	65,088	847,824
Gas Natural SDG SA	56,448	799,913
Iberdrola SA	655,776	2,976,417
Industria de Diseno Textil SA	36,288	4,511,123
International Consolidated Airlines Group SA London[a]	125,736	302,527
Red Electrica Corporacion SA	17,568	833,872
Repsol SA	137,952	2,678,101
Telefonica SA	655,488	8,749,082

		46,529,437
SWEDEN — 4.67%
Alfa Laval AB	50,688	920,743
Assa Abloy AB Class B	53,280	1,732,498
Atlas Copco AB Class A	103,680	2,424,144
Atlas Copco AB Class B	64,224	1,345,877
Boliden AB	42,912	716,662
Electrolux AB Class B	38,592	953,528
Hennes & Mauritz AB Class B	152,928	5,322,602
Holmen AB Class B	8,928	244,422
Investor AB Class B	72,864	1,606,951
Millicom International Cellular SA SDR	10,656	990,579
Nordea Bank AB	423,936	4,199,531
Sandvik AB	179,136	2,435,710
Scania AB Class B	50,112	920,980
Securitas AB Class B	44,928	337,683
Skandinaviska Enskilda Banken AB Class A	277,344	2,326,498
Skanska AB Class B	64,512	1,045,912
SKF AB Class B	61,056	1,319,531
SSAB AB Class A	28,800	204,999
Svenska Cellulosa AB Class B	97,920	1,822,018
Svenska Handelsbanken AB Class A	79,200	2,972,748
Swedbank AB Class A	144,864	2,726,446
Swedish Match AB	33,984	1,376,651
Tele2 AB Class B	48,960	890,100
Telefonaktiebolaget LM Ericsson Class B	492,192	4,492,830

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Security	Shares	Value

TeliaSonera AB	355,680	$2,564,828
Volvo AB Class B	225,504	3,167,635

		49,062,106
SWITZERLAND — 12.93%
ABB Ltd. Registered[a]	347,328	6,519,330
Actelion Ltd. Registered[a]	18,432	923,365
Adecco SA Registered[a]	20,448	973,880
Baloise Holding AG Registered	7,776	611,870
Clariant AG Registered[a]	40,896	486,940
Compagnie Financiere Richemont SA Class A Bearer	84,672	5,081,401
Credit Suisse Group AG Registered	185,760	3,939,345
GAM Holding AGa	28,800	375,399
Geberit AG Registered[a]	6,336	1,378,710
Givaudan SA Registered[a]	1,346	1,278,256
Holcim Ltd. Registered[a]	37,440	2,386,312
Julius Baer Group Ltd.[a]	31,392	1,095,614
Kuehne & Nagel International AG Registered	8,928	1,008,889
Lonza Group AG Registered[a]	8,640	452,226
Nestle SA Registered	521,856	32,928,347
Nobel Biocare Holding AG Registered[a]	20,451	205,206
Novartis AG Registered	437,760	26,806,861
Roche Holding AG Genusschein	113,760	21,267,964
SGS SA Registered	864	1,776,174
Swatch Group AG (The) Bearer	4,896	1,954,649
Swiss Life Holding AG Registered[a]	4,896	582,956
Swiss Re AGa	55,296	3,556,760
Swisscom AG Registered	3,744	1,505,886
Syngenta AG Registered	14,976	5,601,260
UBS AG Registered[a]	583,200	7,105,384
Zurich Insurance Group AGa	23,904	5,956,924

		135,759,908
UNITED KINGDOM — 36.13%
3i Group PLC	155,808	560,310
Aegis Group PLC	138,068	525,052
Aggreko PLC	43,200	1,613,533
AMEC PLC	51,840	959,330
Anglo American PLC	224,352	6,582,690
Antofagasta PLC	61,920	1,261,853
ARM Holdings PLC	221,760	2,059,063
Associated British Foods PLC	57,600	1,198,930

Security	Shares	Value

AstraZeneca PLC	203,904	$9,729,752
Aviva PLC	469,152	2,414,428
Babcock International Group PLC	57,600	862,225
BAE Systems PLC	521,856	2,739,594
Barclays PLC	1,852,128	6,425,766
BG Group PLC	549,504	11,091,734
BHP Billiton PLC	340,704	10,590,745
BP PLC	3,079,008	21,702,693
British American Tobacco PLC	316,224	16,235,745
British Land Co. PLC	142,560	1,201,674
British Sky Broadcasting Group PLC	163,872	1,967,453
BT Group PLC	1,270,944	4,734,701
Bunzl PLC	53,568	959,302
Burberry Group PLC	71,136	1,149,852
Cable & Wireless Communications PLC	400,032	233,067
Cairn Energy PLC[a]	96,480	428,594
Capita PLC	104,544	1,307,492
Carnival PLC	34,560	1,274,084
Centrica PLC	837,792	4,434,695
Cobham PLC	175,680	628,936
Compass Group PLC	303,552	3,350,350
Cookson Group PLC	44,928	433,122
Daily Mail & General Trust PLC Class A NVS	48,384	376,198
Diageo PLC	404,640	11,366,109
Drax Group PLC	57,600	471,573
Experian PLC	162,720	2,703,802
FirstGroup PLC	79,200	306,941
G4S PLC	226,656	972,473
GKN PLC	260,928	905,052
GlaxoSmithKline PLC	809,568	18,661,563
Glencore International PLC	693,792	3,843,869
Hammerson PLC	114,624	834,777
Hays PLC	240,768	299,759
HSBC Holdings PLC	2,952,864	27,336,565
IMI PLC	51,552	749,215
Imperial Tobacco Group PLC	160,128	5,926,530
InterContinental Hotels Group PLC	46,656	1,220,509
Intertek Group PLC	25,632	1,134,101
Invensys PLC	131,040	495,363
ITV PLC	619,200	883,897
J Sainsbury PLC	222,912	1,250,855

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Security	Shares	Value

Johnson Matthey PLC	32,972	$1,284,758
Kingfisher PLC	381,888	1,629,249
Ladbrokes PLC	143,424	400,207
Land Securities Group PLC	124,704	1,533,447
Legal & General Group PLC	944,640	2,012,008
Lloyds Banking Group PLC[a]	6,824,736	4,279,291
London Stock Exchange Group PLC	25,056	381,542
Lonmin PLC	25,632	230,752
Man Group PLC	294,048	391,021
Marks & Spencer Group PLC	258,336	1,488,430
National Grid PLC	587,232	6,476,628
Next PLC	26,496	1,476,107
Old Mutual PLC	776,736	2,131,009
Pearson PLC	130,752	2,554,773
Persimmon PLC	48,960	599,674
Petrofac Ltd.	40,608	1,045,902
Provident Financial PLC	21,890	485,327
Prudential PLC	412,416	5,337,742
Randgold Resources Ltd.	14,976	1,841,553
Reckitt Benckiser Group PLC	103,680	5,968,608
Reed Elsevier PLC	194,976	1,863,895
Rentokil Initial PLC	283,680	372,424
Resolution Ltd.	219,744	770,363
Rexam PLC	140,544	987,007
Rio Tinto PLC	200,448	9,338,263
Rolls-Royce Holdings PLC[a]	302,112	4,112,578
Royal Bank of Scotland Group PLC[a]	320,832	1,331,464
Royal Dutch Shell PLC Class A	598,752	20,710,234
Royal Dutch Shell PLC Class B	428,256	15,200,214
RSA Insurance Group PLC	562,752	1,004,148
SABMiller PLC	151,488	6,653,738
Sage Group PLC (The)	204,192	1,033,371
Schroders PLC	16,128	395,340
SEGRO PLC	122,400	448,273
Serco Group PLC	78,336	733,682
Severn Trent PLC	38,592	1,046,325
Shire PLC	90,720	2,657,412
Smith & Nephew PLC	143,424	1,582,993
Smiths Group PLC	63,072	1,056,170
SSE PLC	152,064	3,418,096
Standard Chartered PLC	317,376	7,174,980
Standard Life PLC	380,160	1,674,057
Tate & Lyle PLC	75,744	813,982

Security	Shares	Value

Tesco PLC	1,298,592	$6,961,925
Tullow Oil PLC	146,592	3,243,018
UBM PLC	38,880	440,112
Unilever PLC	197,856	7,195,089
United Utilities Group PLC	109,152	1,262,011
Vodafone Group PLC	7,955,136	22,576,754
Weir Group PLC (The)	33,984	970,231
Whitbread PLC	28,512	1,044,213
William Hill PLC	112,608	576,067
Wm Morrison Supermarkets PLC	398,592	1,835,679
Wolseley PLC	46,080	1,965,911
WPP PLC	203,904	2,770,757
Xstrata PLC	274,752	4,248,134

		379,412,854

TOTAL COMMON STOCKS
(Cost: $1,270,743,049)		1,037,857,349

PREFERRED STOCKS — 0.77%

GERMANY — 0.77%
Henkel AG & Co. KGaA	28,800	2,293,098
Porsche Automobil Holding SE	24,768	1,483,111
Volkswagen AG	23,616	4,312,721

		8,088,930

TOTAL PREFERRED STOCKS
(Cost: $7,956,615)		8,088,930

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	3,441,283	3,441,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	242,335	242,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	278,182	278,182

		3,961,800

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,961,800)		3,961,800

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $1,282,661,464)	$1,049,908,079
Other Assets, Less Liabilities — 0.03%	271,898

NET ASSETS — 100.00%	$1,050,179,977

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 56.32%

BRAZIL — 8.41%
BRF — Brasil Foods SA SP ADR[a]	2,347,422	$40,610,401
CCR SA	2,888,000	26,121,254
Centrais Eletricas Brasileiras SA SP ADR	982,982	5,829,083
Cielo SA	1,031,800	25,728,885
Companhia Siderurgica Nacional SA SP ADR	2,467,234	13,890,527
CPFL Energia SA SP ADR	484,330	10,611,670
Embraer SA SP ADR	568,414	15,131,181

		137,923,001
CHILE — 11.92%
Banco de Chile SP ADR[a]	77,059	6,426,721
Banco Santander (Chile) SA SP ADR	201,432	14,752,880
Cencosud SA	3,352,734	20,299,390
Empresa Nacional de Electricidad SA SP ADR	417,186	20,008,240
Empresas CMPC SA	3,978,128	15,657,670
Empresas Copec SA	1,706,936	25,148,845
Enersis SA SP ADR	866,250	14,197,837
LATAM Airlines Group SA SP ADR[a]	1,057,518	26,734,055
S.A.C.I. Falabella SA	3,241,700	32,718,935
Sociedad Quimica y Minera de Chile SA Series B SP ADR	317,548	19,573,659

		195,518,232
COLOMBIA — 4.16%
Bancolombia SA SP ADR	287,518	17,167,700
Ecopetrol SA SP ADR[a]	865,788	51,020,887

		68,188,587
MEXICO — 27.18%
Alfa SAB de CV Series A	9,856,000	18,213,736
America Movil SAB de CV Series L	176,899,800	226,193,993
Cemex SAB de CV CPO[b]	35,235,282	29,350,745
Fomento Economico Mexicano SAB de CV BD Units	6,652,800	61,347,175
Grupo Elektra SA de CVa	112,420	4,617,201
Grupo Modelo SAB de CV Series C	2,248,400	20,290,642
Grupo Televisa SAB CPO	6,914,600	32,681,969

Security	Shares	Value

Wal-Mart de Mexico SAB de CV Series V	18,849,600	$53,086,314

		445,781,775
PERU — 4.65%
Compania de Minas Buenaventura SA SP ADR	653,730	25,469,321
Credicorp Ltd.	225,764	28,283,714
Southern Copper Corp.	657,734	22,599,740

		76,352,775

TOTAL COMMON STOCKS
(Cost: $958,057,077)		923,764,370

PREFERRED STOCKS — 42.99%

BRAZIL — 42.99%
Banco Bradesco SA SP ADR[a]	6,662,964	107,073,831
Companhia de Bebidas das Americas SP ADR[a]	2,068,066	79,144,886
Companhia Energetica de Minas Gerais SP ADR	1,815,352	22,002,066
Companhia Paranaense de Energia Class B SP ADR[a]	430,892	7,075,247
Gerdau SA SP ADR[a]	3,098,172	29,463,616
Itau Unibanco Holding SA SP ADR[a]	7,888,034	120,529,159
Itausa — Investimentos Itau SA	8,839,600	39,344,237
Oi SA SP ADR[a]	3,003,616	12,074,536
Petroleo Brasileiro SA SP ADR[a]	7,341,642	162,030,039
Vale SA Class A SP ADR	7,280,658	126,392,223

		705,129,840

TOTAL PREFERRED STOCKS
(Cost: $935,056,658)		705,129,840

SHORT-TERM INVESTMENTS — 8.14%

MONEY MARKET FUNDS — 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	123,904,815	123,904,815
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	8,725,365	8,725,365

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	934,217	$934,217

		133,564,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,564,397)		133,564,397

TOTAL INVESTMENTS IN SECURITIES — 107.45%
(Cost: $2,026,678,132)		1,762,458,607
Other Assets, Less Liabilities — (7.45)%		(122,211,087)

NET ASSETS — 100.00%		$1,640,247,520

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 98.89%

ADVERTISING — 0.30%
Dentsu Inc.	8,400	$213,779

		213,779
AGRICULTURE — 1.49%
Japan Tobacco Inc.	35,400	1,065,640

		1,065,640
AIRLINES — 0.41%
All Nippon Airways Co. Ltd.[a]	138,000	290,900

		290,900
AUTO MANUFACTURERS — 11.46%
Honda Motor Co. Ltd.	71,400	2,199,818
Isuzu Motors Ltd.	51,000	247,134
Nissan Motor Co. Ltd.	101,400	866,722
Suzuki Motor Corp.	17,400	338,830
Toyota Motor Corp.	116,400	4,548,278

		8,200,782
AUTO PARTS & EQUIPMENT — 3.19%
Aisin Seiki Co. Ltd.	7,800	222,571
Bridgestone Corp.	27,000	628,149
Denso Corp.	21,000	661,581
NGK Insulators Ltd.	12,000	144,216
NOK Corp.	4,800	77,059
Sumitomo Electric Industries Ltd.	31,200	330,848
Toyota Industries Corp.	7,800	219,062

		2,283,486
BANKS — 8.99%
Mitsubishi UFJ Financial Group Inc.	556,800	2,619,394
Mizuho Financial Group Inc.	946,200	1,544,568
Shinsei Bank Ltd.	84,000	109,049
Sumitomo Mitsui Financial Group Inc.	55,200	1,731,208
Sumitomo Mitsui Trust Holdings Inc.	144,040	429,528

		6,433,747
BEVERAGES — 1.34%
Asahi Group Holdings Ltd.	19,200	474,817
Kirin Holdings Co. Ltd.	36,000	483,085

		957,902
BUILDING MATERIALS — 1.37%
Asahi Glass Co. Ltd.	48,000	320,823
Daikin Industries Ltd.	11,400	296,429

Security	Shares	Value

LIXIL Group Corp.	11,400	$272,838
TOTO Ltd.	12,000	88,535

		978,625
CHEMICALS — 3.13%
Asahi Kasei Corp.	54,000	279,717
JSR Corp.	7,800	128,329
Kuraray Co. Ltd.	13,800	157,334
Mitsubishi Chemical Holdings Corp.	60,000	230,591
Mitsui Chemicals Inc.	42,000	82,596
Nitto Denko Corp.	6,600	315,579
Shin-Etsu Chemical Co. Ltd.	15,600	880,257
Sumitomo Chemical Co. Ltd.	66,000	168,818

		2,243,221
COMMERCIAL SERVICES — 1.04%
Dai Nippon Printing Co. Ltd.	24,000	167,815
Secom Co. Ltd.	8,400	439,434
Toppan Printing Co. Ltd.	24,000	139,743

		746,992
COMPUTERS — 0.90%
Fujitsu Ltd.	78,000	293,753
NTT Data Corp.	54	169,982
TDK Corp.	4,800	179,291

		643,026
COSMETICS & PERSONAL CARE — 1.63%
Kao Corp.	20,400	603,085
Shiseido Co. Ltd.	15,600	214,751
Unicharm Corp.	6,000	345,501

		1,163,337
DISTRIBUTION & WHOLESALE — 5.48%
ITOCHU Corp.	62,400	634,427
Marubeni Corp.	66,000	422,468
Mitsubishi Corp.	64,800	1,181,892
Mitsui & Co. Ltd.	72,000	1,016,144
Sumitomo Corp.	49,200	665,907

		3,920,838
DIVERSIFIED FINANCIAL SERVICES — 1.94%
Credit Saison Co. Ltd.	6,600	160,080
Daiwa Securities Group Inc.	66,000	251,954
Nomura Holdings Inc.	150,600	540,069
ORIX Corp.	4,320	435,331

		1,387,434

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2012

Security	Shares	Value

ELECTRIC — 1.22%
Chubu Electric Power Co. Inc.	28,200	$368,630
Kansai Electric Power Co. Inc. (The)	31,800	249,332
Kyushu Electric Power Co. Inc.	18,600	153,964
Tokyo Electric Power Co. Inc.[b]	62,400	102,663

		874,589
ELECTRICAL COMPONENTS & EQUIPMENT — 2.76%
Hitachi Ltd.	180,000	1,004,113
Mitsubishi Electric Corp.	84,000	621,902
Nidec Corp.	4,800	352,288

		1,978,303
ELECTRONICS — 4.06%
Advantest Corp.	6,600	86,105
Hirose Electric Co. Ltd.	1,300	146,208
Hoya Corp.	16,800	370,334
Keyence Corp.	1,836	471,979
Kyocera Corp.	7,800	677,738
Murata Manufacturing Co. Ltd.	8,400	448,612
NEC Corp.[b]	102,000	162,571
Toshiba Corp.	168,000	539,846

		2,903,393
ENGINEERING & CONSTRUCTION — 1.13%
JGC Corp.	10,000	334,833
Kajima Corp.	42,000	114,987
Obayashi Corp.	30,000	137,275
Shimizu Corp.	30,000	101,414
Taisei Corp.	42,000	120,925

		809,434
ENTERTAINMENT — 0.44%
Oriental Land Co. Ltd.	2,400	317,121

		317,121
FOOD — 1.17%
Ajinomoto Co. Inc.	24,000	377,583
Nippon Meat Packers Inc.	7,000	90,154
Nissin Foods Holdings Co. Ltd.	3,600	141,594
Yakult Honsha Co. Ltd.	4,800	228,278

		837,609
FOREST PRODUCTS & PAPER — 0.17%
Oji Paper Co. Ltd.	39,000	119,306

		119,306

Security	Shares	Value

GAS — 1.22%
Osaka Gas Co. Ltd.	78,000	$344,885
Tokyo Gas Co. Ltd.	96,000	530,591

		875,476
HAND & MACHINE TOOLS — 0.56%
SMC Corp.	2,500	404,242

		404,242
HEALTH CARE — PRODUCTS — 0.43%
Terumo Corp.	7,200	310,951

		310,951
HOME BUILDERS — 0.82%
Daiwa House Industry Co. Ltd.	24,000	349,512
Sekisui House Ltd.	24,000	239,074

		588,586
HOME FURNISHINGS — 1.64%
Panasonic Corp.	90,600	600,894
Sharp Corp.[a]	42,000	104,190
Sony Corp.	39,600	467,769

		1,172,853
INSURANCE — 2.61%
Dai-ichi Life Insurance Co. Ltd. (The)	390	444,139
MS&AD Insurance Group Holdings Inc.	21,000	364,666
NKSJ Holdings Inc.	16,200	318,169
Tokio Marine Holdings Inc.	28,800	738,139

		1,865,113
INTERNET — 0.28%
Yahoo! Japan Corp.	528	201,767

		201,767
IRON & STEEL — 1.55%
JFE Holdings Inc.	21,025	278,351
Kobe Steel Ltd.	120,000	95,630
Nippon Steel Corp.	249,000	512,082
Sumitomo Metal Industries Ltd.	147,000	221,067

		1,107,130
LEISURE TIME — 0.21%
Sega Sammy Holdings Inc.	7,800	148,481

		148,481
MACHINERY — 4.45%
FANUC Corp.	7,800	1,261,234
Kawasaki Heavy Industries Ltd.	66,000	131,491
Komatsu Ltd.	38,400	758,622

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2012

Security	Shares	Value

Kubota Corp.	45,000	$456,941
Mitsubishi Heavy Industries Ltd.	132,000	573,470

		3,181,758
MANUFACTURING — 1.26%
FUJIFILM Holdings Corp.	19,200	322,797
Konica Minolta Holdings Inc.	21,000	161,953
Nikon Corp.	15,000	414,139

		898,889
METAL FABRICATE & HARDWARE — 0.15%
NSK Ltd.	18,000	104,807

		104,807
MINING — 0.65%
Mitsubishi Materials Corp.	51,000	161,260
Sumitomo Metal Mining Co. Ltd.	24,000	303,856

		465,116
OFFICE & BUSINESS EQUIPMENT — 2.45%
Canon Inc.	46,850	1,502,452
Ricoh Co. Ltd.[a]	30,000	254,113

		1,756,565
OIL & GAS — 1.80%
INPEX Corp.	108	646,195
JX Holdings Inc.	98,440	540,281
TonenGeneral Sekiyu K.K.	12,000	104,422

		1,290,898
PACKAGING & CONTAINERS — 0.10%
Toyo Seikan Kaisha Ltd.	6,600	70,836

		70,836
PHARMACEUTICALS — 6.48%
Astellas Pharma Inc.	18,028	918,779
Chugai Pharmaceutical Co. Ltd.	8,400	176,530
Daiichi Sankyo Co. Ltd.	26,403	437,787
Eisai Co. Ltd.	10,800	488,637
Ono Pharmaceutical Co. Ltd.	4,200	259,396
Otsuka Holdings Co. Ltd.	20,400	634,550
Shionogi & Co. Ltd.	12,600	193,049
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	196,504
Takeda Pharmaceutical Co. Ltd.	28,800	1,330,797

		4,636,029
REAL ESTATE — 3.13%
Mitsubishi Estate Co. Ltd.	54,000	1,036,967

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	36,000	$723,239
Sumitomo Realty & Development Co. Ltd.	18,000	479,383

		2,239,589
RETAIL — 3.41%
AEON Co. Ltd.	28,800	326,869
Fast Retailing Co. Ltd.	2,400	559,897
Lawson Inc.	2,400	185,090
Marui Group Co. Ltd.	10,800	76,766
Nitori Holdings Co. Ltd.	1,800	167,738
Seven & I Holdings Co. Ltd.	31,200	961,265
Yamada Denki Co. Ltd.	3,780	166,407

		2,444,032
SEMICONDUCTORS — 0.60%
Rohm Co. Ltd.	3,600	121,604
Tokyo Electron Ltd.	7,200	307,712

		429,316
TELECOMMUNICATIONS — 5.25%
Nippon Telegraph and Telephone Corp.	31,200	1,491,825
NTT DOCOMO Inc.	540	878,715
SoftBank Corp.	34,200	1,389,100

		3,759,640
TEXTILES — 0.65%
Teijin Ltd.	36,000	88,381
Toray Industries Inc.	64,000	380,051

		468,432
TOYS, GAMES & HOBBIES — 0.80%
Nintendo Co. Ltd.	4,500	572,044

		572,044
TRANSPORTATION — 4.77%
Central Japan Railway Co.	7,800	687,764
East Japan Railway Co.	15,600	1,036,658
Kintetsu Corp.[a]	66,000	259,589
Mitsui O.S.K. Lines Ltd.	48,000	112,288
Nippon Express Co. Ltd.	36,000	136,967
Nippon Yusen K.K.	66,000	117,069
Odakyu Electric Railway Co. Ltd.	25,000	263,817
Tokyu Corp.	42,000	201,362
West Japan Railway Co.	7,800	334,357
Yamato Holdings Co. Ltd.	16,800	266,900

		3,416,771

TOTAL COMMON STOCKS
(Cost: $103,253,195)		70,778,785

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	851,460	$851,460
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	59,960	59,960
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	5,777	5,777

		917,197

TOTAL SHORT-TERM INVESTMENTS
(Cost: $917,197)		917,197

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $104,170,392)		71,695,982
Other Assets, Less Liabilities — (0.17)%		(120,401)

NET ASSETS — 100.00%		$71,575,581

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 95.24%

BRAZIL — 29.63%
CCR SA	1,482,000	$13,404,328
Centrais Eletricas Brasileiras SA SP ADR	246,392	1,461,104
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	50,920	4,135,213
CPFL Energia SA SP ADR	102,144	2,237,975
EcoRodovias Infraestrutura e Logistica SA	281,200	2,446,362
OSX Brasil SAa	76,000	465,635
Ultrapar Participacoes SA SP ADR	568,328	12,679,398

		36,830,015
CHILE — 7.04%
Empresa Nacional de Electricidad SA SP ADR[b]	101,536	4,869,666
Enersis SA SP ADR	236,892	3,882,660

		8,752,326
CHINA — 25.16%
Beijing Capital International Airport Co. Ltd. Class H	3,648,000	2,446,664
China Merchants Holdings (International) Co. Ltd.[b]	2,740,000	8,446,264
China Oilfield Services Ltd. Class H	2,584,000	4,705,908
China Resources Power Holdings Co. Ltd.	1,520,000	3,328,875
COSCO Pacific Ltd.	3,648,000	5,100,354
Huaneng Power International Inc. Class H SP ADR	81,016	2,424,809
Jiangsu Expressway Co. Ltd. Class H	2,888,000	2,395,104
Zhejiang Expressway Co. Ltd. Class H	3,496,000	2,434,902

		31,282,880
CZECH REPUBLIC — 4.63%
CEZ AS	154,280	5,749,096

		5,749,096
INDONESIA — 2.32%
PT Jasa Marga (Persero) Tbk	4,712,000	2,880,376

		2,880,376
MALAYSIA — 3.60%
Tenaga Nasional Bhd	2,006,400	4,476,901

		4,476,901

Security	Shares	Value

MEXICO — 6.13%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	78,133	$3,383,159
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	47,880	4,242,168

		7,625,327
PHILIPPINES — 2.42%
International Container Terminal Services Inc.	1,786,000	3,014,129

		3,014,129
RUSSIA — 7.51%
Eurasia Drilling Co. Ltd. SP GDR[c]	53,200	1,755,600
RusHydro OJSC SP ADR	1,512,096	4,022,176
TMK OAO SP GDR[c]	233,548	3,552,265

		9,330,041
SOUTH KOREA — 5.08%
Korea Electric Power Corp. SP ADR[a]	508,364	6,313,881

		6,313,881
TURKEY — 1.72%
TAV Havalimanlari Holding AS	432,364	2,143,038

		2,143,038

TOTAL COMMON STOCKS
(Cost: $115,822,255)		118,398,010

PREFERRED STOCKS — 4.42%

BRAZIL — 4.42%
Companhia Energetica de Minas Gerais SP ADR	453,112	5,491,718

		5,491,718

TOTAL PREFERRED STOCKS
(Cost: $6,346,439)		5,491,718

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	3,176,772	3,176,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	223,708	223,708

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	38,096	$38,096

		3,438,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,438,576)		3,438,576

TOTAL INVESTMENTS IN SECURITIES — 102.42%
(Cost: $125,607,270)		127,328,304
Other Assets, Less Liabilities — (2.42)%		(3,011,748)

NET ASSETS — 100.00%		$124,316,556

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$165,550,075	$158,390,812	$1,278,699,664
Affiliated (Note 2)	9,829,971	3,336,980	3,961,800

Total cost of investments	$175,380,046	$161,727,792	$1,282,661,464

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$201,044,603	$159,568,079	$1,045,946,279
Affiliated (Note 2)	9,829,971	3,336,980	3,961,800

Total fair value of investments	210,874,574	162,905,059	1,049,908,079
Foreign currencies, at value[b]	225,280	213,482	2,600,565
Receivables:
Due from custodian (Note 4)	—	—	142,702
Dividends and interest	328,700	529,203	3,557,370

Total Assets	211,428,554	163,647,744	1,056,208,716

LIABILITIES
Payables:
Investment securities purchased	—	—	1,834,288
Collateral for securities on loan (Note 5)	9,567,492	3,284,944	3,683,618
Investment advisory fees (Note 2)	80,490	62,850	510,833

Total Liabilities	9,647,982	3,347,794	6,028,739

NET ASSETS	$201,780,572	$160,299,950	$1,050,179,977

Net assets consist of:
Paid-in capital	$180,363,916	$194,027,542	$1,513,241,762
Undistributed (distributions in excess of) net investment income	1,782,548	(3,254,840)	3,826,300
Accumulated net realized loss	(15,861,849)	(31,653,176)	(234,208,844)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	35,495,957	1,180,424	(232,679,241)

NET ASSETS	$201,780,572	$160,299,950	$1,050,179,977

Shares outstanding[c]	4,500,000	4,700,000	28,800,000

Net asset value per share	$44.84	$34.11	$36.46

[a]	Securities on loan with values of $9,112,304, $3,089,008 and $3,434,593, respectively. See Note 5.
[b]	Cost of foreign currencies: $225,273, $213,340 and $2,597,264, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares S&P Latin America 40 Index Fund	iShares S&P/ TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,893,113,735	$103,253,195	$122,168,694
Affiliated (Note 2)	133,564,397	917,197	3,438,576

Total cost of investments	$2,026,678,132	$104,170,392	$125,607,270

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,628,894,210	$70,778,785	$123,889,728
Affiliated (Note 2)	133,564,397	917,197	3,438,576

Total fair value of investments	1,762,458,607	71,695,982	127,328,304
Foreign currencies, at value[b]	23,034,142	94,179	86,923
Receivables:
Investment securities sold	36,197,620	147,303	8,590,515
Dividends and interest	4,522,678	755,472	621,231

Total Assets	1,826,213,047	72,692,936	136,626,973

LIABILITIES
Payables:
Investment securities purchased	52,657,583	176,503	8,834,768
Collateral for securities on loan (Note 5)	132,630,180	911,420	3,400,480
Investment advisory fees (Note 2)	677,764	29,432	75,169

Total Liabilities	185,965,527	1,117,355	12,310,417

NET ASSETS	$1,640,247,520	$71,575,581	$124,316,556

Net assets consist of:
Paid-in capital	$2,376,712,479	$120,623,879	$126,567,208
Undistributed net investment income	3,906,353	625,975	615,208
Accumulated net realized loss	(476,187,470)	(17,199,883)	(4,573,996)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(264,183,842)	(32,474,390)	1,708,136

NET ASSETS	$1,640,247,520	$71,575,581	$124,316,556

Shares outstanding[c]	38,500,000	1,800,000	3,800,000

Net asset value per share	$42.60	$39.76	$32.71

[a]	Securities on loan with values of $128,746,493, $862,020 and $3,256,551, respectively. See Note 5.
[b]	Cost of foreign currencies: $23,012,581, $94,207 and $86,889, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,108,304	$3,291,443	$24,131,950
Interest — affiliated (Note 2)	81	36	172
Securities lending income — affiliated (Note 2)	17,409	11,053	59,684

	4,125,794	3,302,532	24,191,806
Less: Other foreign taxes (Note 1)	(16,975)	—	—

Total investment income	4,108,819	3,302,532	24,191,806

EXPENSES
Investment advisory fees (Note 2)	479,239	328,372	2,794,193

Total expenses	479,239	328,372	2,794,193

Net investment income	3,629,580	2,974,160	21,397,613

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,296,551	(3,236,389)	(29,074,774)
In-kind redemptions — unaffiliated	—	1,605,679	1,990,491
Foreign currency transactions	3,238	(11,080)	(173,773)

Net realized gain (loss)	2,299,789	(1,641,790)	(27,258,056)

Net change in unrealized appreciation/depreciation on:
Investments	(3,238,747)	12,773,542	4,764,985
Translation of assets and liabilities in foreign currencies	(6,751)	3,835	(80,083)

Net change in unrealized appreciation/depreciation	(3,245,498)	12,777,377	4,684,902

Net realized and unrealized gain (loss)	(945,709)	11,135,587	(22,573,154)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,683,871	$14,109,747	$(1,175,541)

[a]	Net of foreign withholding tax of $454,305, $235,900 and $2,590,228, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares S&P Latin America 40 Index Fund	iShares S&P/ TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$26,944,169	$864,735	$2,826,351
Interest — affiliated (Note 2)	875	8	79
Securities lending income — affiliated (Note 2)	682,799	15,203	4,670

Total investment income	27,627,843	879,946	2,831,100

EXPENSES
Investment advisory fees (Note 2)	4,280,845	180,481	445,030

Total expenses	4,280,845	180,481	445,030
Less investment advisory fees waived (Note 2)	—	—	(2,563)

Net expenses	4,280,845	180,481	442,467

Net investment income	23,346,998	699,465	2,388,633

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(47,866,446)	(3,114,471)	(2,292,646)
Investments — affiliated (Note 2)	—	—	(12,343)
In-kind redemptions — unaffiliated	15,415,262	—	2,174,605
In-kind redemptions — affiliated (Note 2)	—	—	369,255
Foreign currency transactions	(282,339)	38,386	17,414

Net realized gain (loss)	(32,733,523)	(3,076,085)	256,285

Net change in unrealized appreciation/depreciation on:
Investments	(188,483,905)	(4,397,497)	(2,309,693)
Translation of assets and liabilities in foreign currencies	47,670	(4,152)	(10,800)

Net change in unrealized appreciation/depreciation	(188,436,235)	(4,401,649)	(2,320,493)

Net realized and unrealized loss	(221,169,758)	(7,477,734)	(2,064,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(197,822,760)	$(6,778,269)	$324,425

[a]	Net of foreign withholding tax of $2,331,732, $64,554 and $222,467, respectively.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,629,580	$5,171,485	$2,974,160	$4,654,869
Net realized gain (loss)	2,299,789	(4,874,221)	(1,641,790)	(4,099,364)
Net change in unrealized appreciation/depreciation	(3,245,498)	(13,235,749)	12,777,377	(7,091,812)

Net increase (decrease) in net assets resulting from operations	2,683,871	(12,938,485)	14,109,747	(6,536,307)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,922,054)	(5,465,347)	(2,960,823)	(4,781,164)
From return of capital	—	—	—	(317,020)

Total distributions to shareholders	(1,922,054)	(5,465,347)	(2,960,823)	(5,098,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	32,543,238	3,414,143
Cost of shares redeemed	—	(19,760,647)	(12,347,124)	(9,368,521)

Net increase (decrease) in net assets from capital share transactions	—	(19,760,647)	20,196,114	(5,954,378)

INCREASE (DECREASE) IN NET ASSETS	761,817	(38,164,479)	31,345,038	(17,588,869)

NET ASSETS
Beginning of period	201,018,755	239,183,234	128,954,912	146,543,781

End of period	$201,780,572	$201,018,755	$160,299,950	$128,954,912

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,782,548	$75,022	$(3,254,840)	$(3,268,177)

SHARES ISSUED AND REDEEMED
Shares sold	—	—	1,000,000	100,000
Shares redeemed	—	(500,000)	(400,000)	(300,000)

Net increase (decrease) in shares outstanding	—	(500,000)	600,000	(200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,397,613	$39,706,451	$23,346,998	$56,260,088
Net realized loss	(27,258,056)	(18,049,853)	(32,733,523)	(184,734,826)
Net change in unrealized appreciation/depreciation	4,684,902	(147,925,158)	(188,436,235)	(105,637,214)

Net decrease in net assets resulting from operations	(1,175,541)	(126,268,560)	(197,822,760)	(234,111,952)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,594,392)	(38,912,773)	(25,029,966)	(59,181,645)

Total distributions to shareholders	(24,594,392)	(38,912,773)	(25,029,966)	(59,181,645)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	108,884,469	189,403,045	—	337,393,004
Cost of shares redeemed	(69,126,681)	(331,099,176)	(234,988,438)	(618,531,008)

Net increase (decrease) in net assets from capital share transactions	39,757,788	(141,696,131)	(234,988,438)	(281,138,004)

INCREASE (DECREASE) IN NET ASSETS	13,987,855	(306,877,464)	(457,841,164)	(574,431,601)

NET ASSETS
Beginning of period	1,036,192,122	1,343,069,586	2,098,088,684	2,672,520,285

End of period	$1,050,179,977	$1,036,192,122	$1,640,247,520	$2,098,088,684

Undistributed net investment income included in net assets at end of period	$3,826,300	$7,023,079	$3,906,353	$5,589,321

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	5,000,000	—	7,500,000
Shares redeemed	(2,000,000)	(9,400,000)	(5,500,000)	(13,250,000)

Net increase (decrease) in shares outstanding	1,000,000	(4,400,000)	(5,500,000)	(5,750,000)

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/ TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$699,465	$1,569,819	$2,388,633	$3,826,114
Net realized gain (loss)	(3,076,085)	(5,173,972)	256,285	153,786
Net change in unrealized appreciation/depreciation	(4,401,649)	367,650	(2,320,493)	(14,528,176)

Net increase (decrease) in net assets resulting from operations	(6,778,269)	(3,236,503)	324,425	(10,548,276)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(663,320)	(1,926,490)	(1,783,766)	(3,902,484)

Total distributions to shareholders	(663,320)	(1,926,490)	(1,783,766)	(3,902,484)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	16,147,156	20,838,218
Cost of shares redeemed	—	(24,180,960)	(9,732,578)	(26,620,084)

Net increase (decrease) in net assets from capital share transactions	—	(24,180,960)	6,414,578	(5,781,866)

INCREASE (DECREASE) IN NET ASSETS	(7,441,589)	(29,343,953)	4,955,237	(20,232,626)

NET ASSETS
Beginning of period	79,017,170	108,361,123	119,361,319	139,593,945

End of period	$71,575,581	$79,017,170	$124,316,556	$119,361,319

Undistributed net investment income included in net assets at end of period	$625,975	$589,830	$615,208	$10,341

SHARES ISSUED AND REDEEMED
Shares sold	—	—	500,000	600,000
Shares redeemed	—	(600,000)	(300,000)	(900,000)

Net increase (decrease) in shares outstanding	—	(600,000)	200,000	(300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$44.67	$47.84	$40.06	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.81	1.09	0.76	0.56	0.83	0.15
Net realized and unrealized gain (loss)[c]	(0.21)	(3.10)	7.75	14.74	(17.91)	(5.37)

Total from investment operations	0.60	(2.01)	8.51	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.43)	(1.16)	(0.73)	(0.50)	(0.70)	(0.02)

Total distributions	(0.43)	(1.16)	(0.73)	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$44.84	$44.67	$47.84	$40.06	$25.26	$43.04

Total return	1.41%[d]	(3.92)%	21.53%	60.92%	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$201,781	$201,019	$239,183	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.79%	2.49%	1.77%	1.53%	2.70%	0.88%
Portfolio turnover rate[g]	7%	8%	7%	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2012, the years ended March 31, 2012, March 31, 2011, March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 7%, 8%, 7%, 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$31.45	$34.08	$30.79	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.69	1.09	1.14	0.96	1.19	0.84
Net realized and unrealized gain (loss)[c]	2.66	(2.52)	4.00	12.36	(25.11)	(5.86)

Total from investment operations	3.35	(1.43)	5.14	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(0.69)	(1.13)	(1.85)	(1.38)	(1.12)	(0.90)
Return of capital	—	(0.07)	—	(0.18)	—	—

Total distributions	(0.69)	(1.20)	(1.85)	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$34.11	$31.45	$34.08	$30.79	$19.03	$44.07

Total return	10.86%[d]	(3.96)%	17.21%	70.62%	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$160,300	$128,955	$146,544	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.35%	3.47%	3.57%	3.32%	4.00%	2.68%
Portfolio turnover rate[f]	7%	8%	8%	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$37.27	$41.71	$38.41	$25.58	$52.50	$53.99

Income from investment operations:
Net investment income[b]	0.80	1.31	0.99	1.00	1.59	1.60
Net realized and unrealized gain (loss)[c]	(0.66)	(4.54)	3.29	12.83	(26.83)	(1.52)

Total from investment operations	0.14	(3.23)	4.28	13.83	(25.24)	0.08

Less distributions from:
Net investment income	(0.95)	(1.21)	(0.98)	(1.00)	(1.68)	(1.57)

Total distributions	(0.95)	(1.21)	(0.98)	(1.00)	(1.68)	(1.57)

Net asset value, end of period	$36.46	$37.27	$41.71	$38.41	$25.58	$52.50

Total return	0.65%[d]	(7.80)%	11.63%	54.79%	(49.34)%	(0.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,050,180	$1,036,192	$1,343,070	$1,474,809	$1,161,534	$2,309,967
Ratio of expenses to average net assets[e,f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.59%	3.47%	2.64%	2.84%	4.04%	2.82%
Portfolio turnover rate[g]	5%	7%	5%	7%	9%	16%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$47.68	$53.72	$48.22	$25.51	$50.61	$35.70

Income from investment operations:
Net investment income[b]	0.58	1.30	1.00	1.03	0.91	0.90
Net realized and unrealized gain (loss)[c]	(5.02)	(5.94)	5.67	22.43	(24.93)	14.70

Total from investment operations	(4.44)	(4.64)	6.67	23.46	(24.02)	15.60

Less distributions from:
Net investment income	(0.64)	(1.40)	(1.17)	(0.75)	(1.08)	(0.69)

Total distributions	(0.64)	(1.40)	(1.17)	(0.75)	(1.08)	(0.69)

Net asset value, end of period	$42.60	$47.68	$53.72	$48.22	$25.51	$50.61

Total return	(9.28)%[d]	(8.46)%	14.18%	92.64%	(47.97)%	43.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,640,248	$2,098,089	$2,672,520	$2,700,337	$1,141,791	$3,353,014
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.72%	2.75%	2.03%	2.48%	2.21%	1.96%
Portfolio turnover rate[g]	7%	22%	6%	11%	12%	4%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transaction, the portfolio turnover rate for the six months ended September 30, 2012 is 7%. See note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$43.90	$45.15	$45.54	$33.52	$54.22	$64.13

Income from investment operations:
Net investment income[b]	0.39	0.73	0.73	0.47	0.60	0.53
Net realized and unrealized gain (loss)[c]	(4.16)	(1.03)	(0.41)	12.08	(20.45)	(9.84)

Total from investment operations	(3.77)	(0.30)	0.32	12.55	(19.85)	(9.31)

Less distributions from:
Net investment income	(0.37)	(0.95)	(0.71)	(0.53)	(0.85)	(0.60)

Total distributions	(0.37)	(0.95)	(0.71)	(0.53)	(0.85)	(0.60)

Net asset value, end of period	$39.76	$43.90	$45.15	$45.54	$33.52	$54.22

Total return	(8.58)%[d]	(0.45)%	0.73%	37.60%	(37.07)%	(14.58)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,576	$79,017	$108,361	$109,295	$80,437	$211,445
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.94%	1.71%	1.64%	1.11%	1.27%	0.86%
Portfolio turnover rate[f]	4%	4%	6%	8%	3%	3%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$33.16	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.65	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	(0.62)	(2.63)	4.99	5.91

Total from investment operations	0.03	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(0.48)	(0.99)	(0.90)	(0.03)

Total distributions	(0.48)	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$32.71	$33.16	$35.79	$31.10

Total return	0.25%[d]	(4.45)%	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$124,317	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[e]	0.75%	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	4.03%	3.08%	1.87%	3.29%
Portfolio turnover rate[f]	17%	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Asia 50	Non-diversified
S&P Developed ex-U.S. Property	Diversified
S&P Europe 350	Diversified
S&P Latin America 40	Non-diversified
S&P/TOPIX 150	Diversified
S&P Emerging Markets Infrastructure	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
S&P Asia 50
Assets:
Common Stocks	$201,044,603	$—	$—		$201,044,603
Short-Term Investments	9,829,971	—	—		9,829,971

	$210,874,574	$—	$—		$210,874,574

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$159,563,266	$—	$28		$159,563,294
Rights	—	4,785	—		4,785
Warrants	—	—	0	[a]	0	[a]
Short-Term Investments	3,336,980	—	—		3,336,980

	$162,900,246	$4,785	$28		$162,905,059

S&P Europe 350
Assets:
Common Stocks	$1,037,857,346	$—	$3		$1,037,857,349
Preferred Stocks	8,088,930	—	—		8,088,930
Short-Term Investments	3,961,800	—	—		3,961,800

	$1,049,908,076	$—	$3		$1,049,908,079

S&P Latin America 40
Assets:
Common Stocks	$923,764,370	$—	$—		$923,764,370
Preferred Stocks	705,129,840	—	—		705,129,840
Short-Term Investments	133,564,397	—	—		133,564,397

	$1,762,458,607	$—	$—		$1,762,458,607

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P/TOPIX 150
Assets:
Common Stocks	$70,557,718	$221,067	$—	$70,778,785
Short-Term Investments	917,197	—	—	917,197

	$71,474,915	$221,067	$—	$71,695,982

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$118,398,010	$—	$—	$118,398,010
Preferred Stocks	5,491,718	—	—	5,491,718
Short-Term Investments	3,438,576	—	—	3,438,576

	$127,328,304	$—	$—	$127,328,304

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

Effective June 30, 2012, for its investment advisory services to the iShares S&P Latin America 40 Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$9,374
S&P Developed ex-U.S. Property	5,951
S&P Europe 350	32,138
S&P Latin America 40	367,661
S&P/TOPIX 150	8,186
S&P Emerging Markets Infrastructure	2,514

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Emerging Markets Infrastructure
iShares MSCI Malaysia Index Fund	314,352	—	(314,352)	—	$—	$—	$356,912

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$15,588,615	$13,882,153
S&P Developed ex-U.S. Property	10,344,349	10,078,359
S&P Europe 350	46,381,166	48,051,918
S&P Latin America 40	128,540,153	155,110,452
S&P/TOPIX 150	3,238,166	3,085,317
S&P Emerging Markets Infrastructure	31,183,273	20,090,200

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Developed ex-U.S. Property	$32,166,251	$12,192,817
S&P Europe 350	108,069,031	68,351,788
S&P Latin America 40	—	210,570,139
S&P Emerging Markets Infrastructure	5,363,441	9,711,725

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Asia 50	$6,593,449	$—	$—	$—	$—	$4,137,780	$114,299	$1,228,150	$12,073,678
S&P Developed ex-U.S. Property	6,670,389	—	—	—	37,441	1,561,084	8,281,169	5,300,031	21,850,114
S&P Europe 350	15,692,733	—	—	—	—	47,090,987	70,049,884	32,616,997	165,450,601
S&P Latin America 40	36,380,374	—	—	233,743	844,965	23,841,805	201,370,437	—	262,671,324
S&P/TOPIX 150	2,245,618	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	12,781,017
S&P Emerging Markets Infrastructure	3,624,434	—	—	—	—	—	7,454	506,438	4,138,326

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$180,578,072	$43,511,644	$(13,215,142)	$30,296,502
S&P Developed ex-U.S. Property	171,958,205	12,737,531	(21,790,677)	(9,053,146)
S&P Europe 350	1,314,428,291	89,101,424	(353,621,636)	(264,520,212)
S&P Latin America 40	2,077,877,678	146,236,551	(461,655,622)	(315,419,071)
S&P/TOPIX 150	104,965,328	3,355,794	(36,625,140)	(33,269,346)
S&P Emerging Markets Infrastructure	126,299,225	12,185,134	(11,156,055)	1,029,079

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P/TOPIX 150, and iShares S&P Emerging Markets Infrastructure Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

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Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds.

In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P Latin America 40 Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P/TOPIX 150	$0.34653	$—	$0.02198	$0.36851	94%	—%	6%	100%

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-34-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Russell Top 200 Index Fund  |  IWL  |  NYSE Arca

iShares Russell Top 200 Growth Index Fund  |  IWY  |  NYSE Arca

iShares Russell Top 200 Value Index Fund  |  IWX  |  NYSE Arca

iShares Russell 1000 Index Fund  |  IWB  |  NYSE Arca

iShares Russell 1000 Growth Index Fund  |  IWF  |  NYSE Arca

iShares Russell 1000 Value Index Fund  |  IWD  |  NYSE Arca

iShares Russell 2000 Index Fund  |  IWM  |  NYSE Arca

iShares Russell 2000 Growth Index Fund  |  IWO  |  NYSE Arca

iShares Russell 2000 Value Index Fund  |  IWN  |  NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL TOP 200 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.58%	30.49%	30.87%	12.10%	12.09%	12.32%	41.28%	41.24%	42.07%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the largest capitalization sector of the U.S. equity market and includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 3.75%, net of fees, while the total return for the Index was 3.84%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.89%
Technology	16.16
Financial	14.49
Communications	12.73
Energy	11.80
Industrial	9.73
Consumer Cyclical	7.53
Basic Materials	2.88
Utilities	2.56
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	5.99%
Exxon Mobil Corp.	4.10
General Electric Co.	2.31
Chevron Corp.	2.21
International Business Machines Corp.	2.17
Microsoft Corp.	2.15
AT&T Inc.	2.12
Google Inc. Class A	1.88
Procter & Gamble Co. (The)	1.82
Johnson & Johnson	1.82

TOTAL	26.57%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.83%	29.71%	30.18%	14.24%	14.22%	14.50%	49.58%	49.50%	50.58%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Index”). The Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.67%, net of fees, while the total return for the Index was 2.80%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Technology	30.20%
Consumer Non-Cyclical	24.30
Communications	13.78
Industrial	10.77
Consumer Cyclical	9.89
Financial	4.53
Energy	3.51
Basic Materials	2.84
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	11.91%
International Business Machines Corp.	4.32
Microsoft Corp.	4.28
Google Inc. Class A	3.73
Coca-Cola Co. (The)	2.81
Philip Morris International Inc.	2.69
Verizon Communications Inc.	2.47
Oracle Corp.	2.30
PepsiCo Inc.	2.11
QUALCOMM Inc.	2.05

TOTAL	38.67%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.24%	31.24%	31.59%	9.92%	9.91%	10.15%	33.10%	33.10%	33.95%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/25/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Index”). The Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 4.81%, net of fees, while the total return for the Index was 4.92%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	24.55%
Energy	20.18
Consumer Non-Cyclical	19.46
Communications	11.67
Industrial	8.69
Utilities	5.16
Consumer Cyclical	5.14
Basic Materials	2.91
Technology	1.97
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	8.25%
General Electric Co.	4.64
Chevron Corp.	4.44
AT&T Inc.	4.27
Pfizer Inc.	3.59
Procter & Gamble Co. (The)	3.40
Wells Fargo & Co.	3.27
Berkshire Hathaway Inc. Class B	3.03
J.P. Morgan Chase & Co.	2.97
Johnson & Johnson	2.83

TOTAL	40.69%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL 1000 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.86%	29.72%	30.06%	1.14%	1.13%	1.22%	8.23%	8.24%	8.35%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.86%	29.72%	30.06%	5.83%	5.77%	6.28%	120.57%	120.71%	123.07%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.96%, net of fees, while the total return for the Index was 2.99%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	20.90%
Financial	15.83
Technology	14.21
Communications	11.27
Energy	10.53
Industrial	10.43
Consumer Cyclical	9.60
Basic Materials	3.51
Utilities	3.45
Diversified	0.03
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	4.25%
Exxon Mobil Corp.	2.91
General Electric Co.	1.64
Chevron Corp.	1.57
International Business Machines Corp.	1.54
Microsoft Corp.	1.53
AT&T Inc.	1.51
Google Inc. Class A	1.33
Procter & Gamble Co. (The)	1.29
Johnson & Johnson	1.29

TOTAL	18.86%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.92%	28.77%	29.19%	3.07%	3.05%	3.24%	8.22%	8.22%	8.41%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.92%	28.77%	29.19%	16.33%	16.23%	17.28%	120.27%	120.41%	124.24%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.75%, net of fees, while the total return for the Index was 1.84%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Technology	25.26%
Consumer Non-Cyclical	24.31
Consumer Cyclical	13.17
Communications	12.86
Industrial	11.45
Financial	5.05
Energy	4.16
Basic Materials	3.49
Utilities	0.07
Diversified	0.01
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	8.62%
International Business Machines Corp.	3.12
Microsoft Corp.	3.10
Google Inc. Class A	2.70
Coca-Cola Co. (The)	2.04
Philip Morris International Inc.	1.95
Verizon Communications Inc.	1.79
Oracle Corp.	1.66
PepsiCo Inc.	1.53
QUALCOMM Inc.	1.48

TOTAL	27.99%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 1000 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.61%	30.51%	30.92%	(1.01)%	(1.02)%	(0.90)%	8.00%	8.02%	8.17%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.61%	30.51%	30.92%	(4.95)%	(5.01)%	(4.43)%	115.98%	116.27%	119.26%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 4.07%, net of fees, while the total return for the Index was 4.16%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	26.34%
Consumer Non-Cyclical	17.60
Energy	16.75
Communications	9.73
Industrial	9.46
Utilities	6.76
Consumer Cyclical	6.13
Basic Materials	3.53
Technology	3.48
Diversified	0.04
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.75%
General Electric Co.	3.24
Chevron Corp.	3.09
AT&T Inc.	2.97
Pfizer Inc.	2.50
Procter & Gamble Co. (The)	2.37
Wells Fargo & Co.	2.28
Berkshire Hathaway Inc. Class B	2.11
J.P. Morgan Chase & Co.	2.07
Johnson & Johnson	1.97

TOTAL	28.35%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL 2000 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.94%	31.90%	31.91%	2.24%	2.26%	2.21%	10.12%	10.19%	10.17%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.94%	31.90%	31.91%	11.73%	11.84%	11.57%	162.33%	163.94%	163.47%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the small-capitalization sector of the U.S. equity market and includes securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.65%, net of fees, while the total return for the Index was 1.60%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector/Investment Type	Percentage of Net Assets

Financial	21.60%
Consumer Non-Cyclical	21.39
Consumer Cyclical	14.23
Industrial	13.66
Technology	9.41
Communications	6.40
Energy	5.75
Basic Materials	3.85
Utilities	3.72
Diversified	0.08
Investment Companies	0.01
Short-Term and Other Assets, Less Liabilities	(0.10)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Pharmacyclics Inc.	0.29%
athenahealth Inc.	0.27
Two Harbors Investment Corp.	0.27
Cubist Pharmaceuticals Inc.	0.25
Genesee & Wyoming Inc. Class A	0.25
Ocwen Financial Corp.	0.24
Dril-Quip Inc.	0.24
HMS Holdings Corp.	0.24
United Natural Foods Inc.	0.24
Energy XXI (Bermuda) Ltd.	0.23

TOTAL	2.52%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.35%	31.27%	31.18%	3.00%	3.02%	2.96%	10.48%	10.56%	10.55%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.35%	31.27%	31.18%	15.95%	16.02%	15.68%	170.95%	172.92%	172.59%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.81%, net of fees, while the total return for the Index was 0.71%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	31.55%
Consumer Cyclical	17.88
Industrial	14.54
Technology	12.25
Communications	7.61
Financial	6.95
Energy	5.89
Basic Materials	3.33
Utilities	0.35
Diversified	0.03
Short-Term and Other Assets, Less Liabilities	(0.38)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Pharmacyclics Inc.	0.59%
athenahealth Inc.	0.55
Cubist Pharmaceuticals Inc.	0.51
Genesee & Wyoming Inc. Class A	0.50
Dril-Quip Inc.	0.49
HMS Holdings Corp.	0.48
United Natural Foods Inc.	0.48
Ultimate Software Group Inc. (The)	0.46
Wright Express Corp.	0.46
Acuity Brands Inc.	0.45

TOTAL	4.97%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 2000 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.46%	32.49%	32.63%	1.30%	1.31%	1.35%	9.53%	9.61%	9.68%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.46%	32.49%	32.63%	6.66%	6.73%	6.93%	148.50%	150.38%	151.95%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

The iShares Russell 2000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.47%, net of fees, while the total return for the Index was 2.49%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector/Investment Type	Percentage of Net Assets

Financial	35.95%
Industrial	12.79
Consumer Non-Cyclical	11.48
Consumer Cyclical	10.66
Utilities	7.00
Technology	6.66
Energy	5.59
Communications	5.21
Basic Materials	4.35
Diversified	0.13
Investment Companies	0.03
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Two Harbors Investment Corp.	0.54%
Ocwen Financial Corp.	0.45
Starwood Property Trust Inc.	0.44
Cleco Corp.	0.42
Hancock Holding Co.	0.39
CYS Investments Inc.	0.38
Invesco Mortgage Capital Inc.	0.38
LaSalle Hotel Properties	0.37
ARMOUR Residential REIT Inc.	0.37
IDACORP Inc.	0.35

TOTAL	4.09%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Russell Top 200
Actual	$1,000.00	$1,037.50	0.15%	$0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	1,026.70	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	1,048.10	0.20	1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000
Actual	1,000.00	1,029.60	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Russell 1000 Growth
Actual	$1,000.00	$1,017.50	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,040.70	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000
Actual	1,000.00	1,016.50	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,008.10	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 2000 Value
Actual	1,000.00	1,024.70	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.96%
Boeing Co. (The)	3,961	$275,765
General Dynamics Corp.	1,680	111,082
Lockheed Martin Corp.	1,379	128,771
Northrop Grumman Corp.	1,330	88,352
Raytheon Co.	1,761	100,659
United Technologies Corp.	4,819	377,279

		1,081,908
AGRICULTURE — 2.43%
Altria Group Inc.	10,761	359,309
Archer-Daniels-Midland Co.	3,488	94,804
Philip Morris International Inc.	9,019	811,169
Reynolds American Inc.	1,744	75,585

		1,340,867
APPAREL — 0.48%
Coach Inc.	1,520	85,150
Nike Inc. Class B	1,911	181,373

		266,523
AUTO MANUFACTURERS — 0.52%
Ford Motor Co.	19,840	195,622
General Motors Co.[a]	4,050	92,138

		287,760
AUTO PARTS & EQUIPMENT — 0.18%
Johnson Controls Inc.	3,598	98,585

		98,585
BANKS — 7.66%
Bank of America Corp.	56,989	503,213
Bank of New York Mellon Corp. (The)	6,308	142,687
BB&T Corp.	3,695	122,526
Capital One Financial Corp.	3,066	174,793
Citigroup Inc.	15,506	507,356
Goldman Sachs Group Inc. (The)	2,601	295,682
J.P. Morgan Chase & Co.	20,130	814,862
Morgan Stanley	8,148	136,398
PNC Financial Services Group Inc. (The)[b]	2,795	176,364
State Street Corp.	2,584	108,425
U.S. Bancorp	10,017	343,583
Wells Fargo & Co.	25,908	894,603

		4,220,492

Security	Shares	Value

BEVERAGES — 2.48%
Coca-Cola Co. (The)	20,543	$779,196
PepsiCo Inc.	8,270	585,268

		1,364,464
BIOTECHNOLOGY — 1.78%
Amgen Inc.	4,113	346,808
Biogen Idec Inc.[a]	1,267	189,074
Celgene Corp.[a]	2,329	177,936
Gilead Sciences Inc.[a]	4,005	265,652

		979,470
CHEMICALS — 2.20%
Air Products and Chemicals Inc.	1,114	92,128
Dow Chemical Co. (The)	6,322	183,085
E.I. du Pont de Nemours and Co.	4,955	249,088
Ecolab Inc.	1,375	89,114
LyondellBasell Industries NV Class A	1,695	87,564
Monsanto Co.	2,821	256,767
Mosaic Co. (The)	1,565	90,160
Praxair Inc.	1,578	163,922

		1,211,828
COMMERCIAL SERVICES — 0.75%
Automatic Data Processing Inc.	2,587	151,753
MasterCard Inc. Class A	573	258,698

		410,451
COMPUTERS — 9.81%
Accenture PLC Class A	3,405	238,452
Apple Inc.	4,945	3,299,601
Cognizant Technology Solutions Corp. Class Aa	1,610	112,571
Dell Inc.	7,799	76,898
EMC Corp.[a]	11,104	302,806
Hewlett-Packard Co.	10,451	178,294
International Business Machines Corp.	5,765	1,195,950

		5,404,572
COSMETICS & PERSONAL CARE — 2.45%
Colgate-Palmolive Co.	2,524	270,623
Estee Lauder Companies Inc. (The) Class A	1,211	74,561
Procter & Gamble Co. (The)	14,490	1,005,027

		1,350,211

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.12%
American Express Co.	5,295	$301,074
BlackRock Inc.[b]	674	120,174
Charles Schwab Corp. (The)	5,656	72,340
CME Group Inc.	1,758	100,733
Discover Financial Services	2,805	111,443
Franklin Resources Inc.	737	92,177
Visa Inc. Class A	2,764	371,150

		1,169,091
ELECTRIC — 2.56%
American Electric Power Co. Inc.	2,562	112,574
Consolidated Edison Inc.	1,543	92,410
Dominion Resources Inc.	3,021	159,932
Duke Energy Corp.	3,722	241,186
Exelon Corp.	4,503	160,217
FirstEnergy Corp.	2,212	97,549
NextEra Energy Inc.	2,204	155,007
PG&E Corp.	2,234	95,325
Public Service Enterprise Group Inc.	2,676	86,114
Southern Co. (The)	4,594	211,737

		1,412,051
ELECTRICAL COMPONENTS & EQUIPMENT — 0.34%
Emerson Electric Co.	3,879	187,239

		187,239
ELECTRONICS — 0.90%
Honeywell International Inc.	4,121	246,230
Thermo Fisher Scientific Inc.	1,943	114,307
Tyco International Ltd.	2,448	137,724

		498,261
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.	2,449	78,564

		78,564
FOOD — 1.25%
General Mills Inc.	3,424	136,446
Kellogg Co.	1,285	66,383
Kraft Foods Inc. Class A	9,376	387,698
Sysco Corp.	3,096	96,812

		687,339
HEALTH CARE — PRODUCTS — 1.53%
Baxter International Inc.	2,912	175,477

Security	Shares	Value

Becton, Dickinson and Co.	1,070	$84,059
Covidien PLC	2,551	151,581
Intuitive Surgical Inc.[a]	210	104,082
Medtronic Inc.	5,485	236,513
Stryker Corp.	1,633	90,893

		842,605
HEALTH CARE — SERVICES — 0.87%
Aetna Inc.	1,827	72,349
UnitedHealth Group Inc.	5,486	303,979
WellPoint Inc.	1,750	101,518

		477,846
HOUSEHOLD PRODUCTS & WARES — 0.32%
Kimberly-Clark Corp.	2,072	177,736

		177,736
INSURANCE — 3.64%
ACE Ltd.	1,791	135,400
Aflac Inc.	2,473	118,407
Allstate Corp. (The)	2,587	102,471
American International Group Inc.[a]	3,410	111,814
Berkshire Hathaway Inc. Class Ba	9,417	830,579
Chubb Corp. (The)	1,428	108,928
Loews Corp.	1,651	68,120
Marsh & McLennan Companies Inc.	2,889	98,024
MetLife Inc.	4,499	155,036
Prudential Financial Inc.	2,471	134,694
Travelers Companies Inc. (The)	2,058	140,479

		2,003,952
INTERNET — 3.87%
Amazon.com Inc.[a]	1,914	486,768
eBay Inc.[a]	6,125	296,511
Facebook Inc. Class Aa	2,242	48,539
Google Inc. Class Aa	1,369	1,032,911
Priceline.com Inc.[a]	264	163,345
Yahoo! Inc.[a]	6,446	102,975

		2,131,049
LEISURE TIME — 0.14%
Carnival Corp.	2,187	79,694

		79,694

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2012

Security	Shares	Value

LODGING — 0.18%
Las Vegas Sands Corp.	2,102	$97,470

		97,470
MACHINERY — 1.02%
Caterpillar Inc.	3,451	296,924
Cummins Inc.	1,017	93,778
Deere & Co.	2,103	173,476

		564,178
MANUFACTURING — 3.48%
3M Co.	3,669	339,089
Danaher Corp.	3,065	169,035
General Electric Co.	56,028	1,272,396
Illinois Tool Works Inc.	2,252	133,926

		1,914,446
MEDIA — 3.95%
CBS Corp. Class B NVS	3,428	124,539
Comcast Corp. Class A	14,201	507,970
DIRECTV[a]	3,461	181,564
News Corp. Class A NVS	11,077	271,719
Thomson Reuters Corp.	1,967	56,768
Time Warner Cable Inc.	1,653	157,134
Time Warner Inc.	5,077	230,140
Viacom Inc. Class B NVS	2,792	149,623
Walt Disney Co. (The)	9,452	494,151

		2,173,608
METAL FABRICATE & HARDWARE — 0.23%
Precision Castparts Corp.	767	125,282

		125,282
MINING — 0.68%
Freeport-McMoRan Copper & Gold Inc.	5,019	198,652
Newmont Mining Corp.	2,595	145,346
Southern Copper Corp.	867	29,790

		373,788

OIL & GAS — 9.49%
Anadarko Petroleum Corp.	2,639	184,519
Apache Corp.	2,067	178,733
Chevron Corp.	10,432	1,215,954
ConocoPhillips	6,687	382,363
Devon Energy Corp.	2,139	129,410
EOG Resources Inc.	1,425	159,671

Security	Shares	Value

Exxon Mobil Corp.	24,727	$2,261,284
Hess Corp.	1,604	86,167
Marathon Oil Corp.	3,725	110,148
Occidental Petroleum Corp.	4,289	369,111
Phillips 66	3,307	153,346

		5,230,706
OIL & GAS SERVICES — 1.74%
Baker Hughes Inc.	2,317	104,798
Halliburton Co.	4,881	164,441
National Oilwell Varco Inc.	2,254	180,568
Schlumberger Ltd.	7,052	510,071

		959,878
PHARMACEUTICALS — 8.04%
Abbott Laboratories	8,320	570,419
Allergan Inc.	1,605	146,986
Bristol-Myers Squibb Co.	8,932	301,455
Cardinal Health Inc.	1,835	71,510
Eli Lilly and Co.	5,419	256,915
Express Scripts Holding Co.[a]	4,260	266,974
Johnson & Johnson	14,523	1,000,780
McKesson Corp.	1,245	107,107
Merck & Co. Inc.	16,084	725,389
Pfizer Inc.	39,598	984,010

		4,431,545
PIPELINES — 0.56%
Kinder Morgan Inc.	2,578	91,570
Spectra Energy Corp.	3,453	101,380
Williams Companies Inc. (The)	3,309	115,716

		308,666
REAL ESTATE INVESTMENT TRUSTS — 1.07%
American Tower Corp.	2,087	148,991
Equity Residential	1,596	91,818
Public Storage	753	104,795
Simon Property Group Inc.	1,604	243,503

		589,107
RETAIL — 6.02%
Costco Wholesale Corp.	2,291	229,386
CVS Caremark Corp.	6,777	328,142
Home Depot Inc. (The)	8,094	488,635
Lowe’s Companies Inc.	6,341	191,752

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2012

Security	Shares	Value

McDonald’s Corp.	5,374	$493,065
Starbucks Corp.	4,011	203,558
Target Corp.	3,497	221,955
TJX Companies Inc. (The)	3,915	175,353
Wal-Mart Stores Inc.	8,938	659,624
Walgreen Co.	4,562	166,239
Yum! Brands Inc.	2,434	161,472

		3,319,181
SEMICONDUCTORS — 2.61%
Broadcom Corp. Class Aa	2,914	100,766
Intel Corp.	26,605	603,401
QUALCOMM Inc.	9,065	566,472
Texas Instruments Inc.	6,050	166,678

		1,437,317
SOFTWARE — 3.75%
Adobe Systems Inc.[a]	2,629	85,337
Microsoft Corp.	39,804	1,185,363
Oracle Corp.	20,205	636,256
Salesforce.com Inc.[a]	732	111,769
VMware Inc. Class Aa	468	45,274

		2,063,999
TELECOMMUNICATIONS — 4.92%
AT&T Inc.	31,004	1,168,851
CenturyLink Inc.	3,286	132,754
Cisco Systems Inc.	28,328	540,782
Corning Inc.	8,027	105,555
Motorola Solutions Inc.	1,537	77,695
Verizon Communications Inc.	15,024	684,644

		2,710,281
TRANSPORTATION — 1.70%
CSX Corp.	5,496	114,042
FedEx Corp.	1,668	141,146
Norfolk Southern Corp.	1,723	109,634
Union Pacific Corp.	2,518	298,887
United Parcel Service Inc. Class B	3,831	274,185

		937,894

TOTAL COMMON STOCKS
(Cost: $54,644,892)		54,999,904

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	41,526	$41,526

		41,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,526)		41,526

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $54,686,418)		55,041,430

SHORT POSITIONS[d] — (0.05)%

COMMON STOCKS — (0.05)%
Pentair Ltd. Registered[a]	(587)	(25,973)

		(25,973)

TOTAL SHORT POSITIONS (Proceeds: $25,973)		(25,973)
Other Assets, Less Liabilities — 0.15%		83,303

NET ASSETS — 100.00%		$55,098,760

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.67%
Boeing Co. (The)	47,419	$3,301,311
Lockheed Martin Corp.	16,269	1,519,199
United Technologies Corp.	63,891	5,002,026

		9,822,536
AGRICULTURE — 3.79%
Altria Group Inc.	110,699	3,696,240
Philip Morris International Inc.	109,881	9,882,697
Reynolds American Inc.	7,787	337,488

		13,916,425
APPAREL — 0.96%
Coach Inc.	20,104	1,126,226
Nike Inc. Class B	25,354	2,406,348

		3,532,574
BEVERAGES — 4.93%
Coca-Cola Co. (The)	272,335	10,329,666
PepsiCo Inc.	109,640	7,759,223

		18,088,889
BIOTECHNOLOGY — 3.54%
Amgen Inc.	54,522	4,597,295
Biogen Idec Inc.[a]	16,795	2,506,318
Celgene Corp.[a]	30,871	2,358,544
Gilead Sciences Inc.[a]	53,093	3,521,659

		12,983,816
CHEMICALS — 2.76%
E.I. du Pont de Nemours and Co.	65,692	3,302,337
Ecolab Inc.	18,232	1,181,616
LyondellBasell Industries NV Class A	1,641	84,774
Monsanto Co.	37,397	3,403,875
Praxair Inc.	20,927	2,173,896

		10,146,498
COMMERCIAL SERVICES — 1.48%
Automatic Data Processing Inc.	34,267	2,010,102
MasterCard Inc. Class A	7,602	3,432,151

		5,442,253
COMPUTERS — 18.59%
Accenture PLC Class A	45,139	3,161,084
Apple Inc.	65,551	43,739,560

Security	Shares	Value

Cognizant Technology Solutions Corp. Class Aa	21,348	$1,492,652
EMC Corp.[a]	147,201	4,014,172
International Business Machines Corp.	76,416	15,852,499

		68,259,967
COSMETICS & PERSONAL CARE — 1.43%
Colgate-Palmolive Co.	30,681	3,289,617
Estee Lauder Companies Inc. (The) Class A	16,135	993,432
Procter & Gamble Co. (The)	14,017	972,219

		5,255,268
DIVERSIFIED FINANCIAL SERVICES — 2.35%
American Express Co.	45,137	2,566,490
BlackRock Inc.[b]	4,772	850,848
Franklin Resources Inc.	2,248	281,157
Visa Inc. Class A	36,635	4,919,348

		8,617,843
ELECTRICAL COMPONENTS & EQUIPMENT — 0.57%
Emerson Electric Co.	43,229	2,086,664

		2,086,664
ELECTRONICS — 0.89%
Honeywell International Inc.	54,625	3,263,844

		3,263,844
FOOD — 0.87%
General Mills Inc.	35,535	1,416,070
Kellogg Co.	15,995	826,302
Kraft Foods Inc. Class A	6,489	268,320
Sysco Corp.	21,663	677,402

		3,188,094
HEALTH CARE — PRODUCTS — 1.56%
Baxter International Inc.	35,299	2,127,118
Becton, Dickinson and Co.	13,276	1,042,962
Covidien PLC	1,768	105,055
Intuitive Surgical Inc.[a]	2,784	1,379,834
Medtronic Inc.	4,382	188,952
Stryker Corp.	16,015	891,395

		5,735,316
HEALTH CARE — SERVICES — 0.02%
WellPoint Inc.	1,439	83,476

		83,476

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.57%
Kimberly-Clark Corp.	24,559	$2,106,671

		2,106,671
INSURANCE — 0.50%
Marsh & McLennan Companies Inc.	30,334	1,029,233
Travelers Companies Inc. (The)	11,823	807,038

		1,836,271
INTERNET — 7.32%
Amazon.com Inc.[a]	25,362	6,450,064
eBay Inc.[a]	81,198	3,930,795
Facebook Inc. Class Aa	29,531	639,346
Google Inc. Class Aa	18,148	13,692,666
Priceline.com Inc.[a]	3,488	2,158,130

		26,871,001
LODGING — 0.35%
Las Vegas Sands Corp.	27,861	1,291,915

		1,291,915
MACHINERY — 2.04%
Caterpillar Inc.	45,744	3,935,814
Cummins Inc.	13,453	1,240,501
Deere & Co.	27,870	2,298,996

		7,475,311
MANUFACTURING — 1.77%
3M Co.	43,731	4,041,619
Danaher Corp.	13,900	766,585
Illinois Tool Works Inc.	28,164	1,674,913

		6,483,117
MEDIA — 3.71%
CBS Corp. Class B NVS	7,753	281,666
Comcast Corp. Class A	89,612	3,205,421
DIRECTV[a]	45,899	2,407,862
News Corp. Class A NVS	50,520	1,239,256
Time Warner Cable Inc.	21,899	2,081,719
Viacom Inc. Class B NVS	36,994	1,982,508
Walt Disney Co. (The)	46,092	2,409,690

		13,608,122
METAL FABRICATE & HARDWARE — 0.45%
Precision Castparts Corp.	10,180	1,662,801

		1,662,801

Security	Shares	Value

MINING — 0.08%
Southern Copper Corp.	8,461	$290,720

		290,720
OIL & GAS — 0.58%
EOG Resources Inc.	18,892	2,116,849

		2,116,849
OIL & GAS SERVICES — 2.18%
Halliburton Co.	20,652	695,766
National Oilwell Varco Inc.	6,841	548,032
Schlumberger Ltd.	93,488	6,761,987

		8,005,785
PHARMACEUTICALS — 6.11%
Abbott Laboratories	104,566	7,169,045
Allergan Inc.	21,265	1,947,449
Bristol-Myers Squibb Co.	107,520	3,628,800
Cardinal Health Inc.	13,161	512,884
Eli Lilly and Co.	26,150	1,239,771
Express Scripts Holding Co.[a]	56,469	3,538,912
Johnson & Johnson	43,321	2,985,250
McKesson Corp.	16,486	1,418,291

		22,440,402
PIPELINES — 0.75%
Kinder Morgan Inc.	34,253	1,216,667
Williams Companies Inc. (The)	43,864	1,533,924

		2,750,591
REAL ESTATE INVESTMENT TRUSTS — 1.68%
American Tower Corp.	27,643	1,973,434
Equity Residential	1,665	95,787
Public Storage	9,992	1,390,587
Simon Property Group Inc.	17,866	2,712,237

		6,172,045
RETAIL — 8.58%
Costco Wholesale Corp.	30,373	3,041,097
CVS Caremark Corp.	18,140	878,339
Home Depot Inc. (The)	107,306	6,478,063
Lowe’s Companies Inc.	11,055	334,303
McDonald’s Corp.	71,243	6,536,545
Starbucks Corp.	53,176	2,698,682
Target Corp.	2,603	165,212
TJX Companies Inc. (The)	51,946	2,326,661

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value

Wal-Mart Stores Inc.	93,485	$6,899,193
Yum! Brands Inc.	32,272	2,140,925

		31,499,020
SEMICONDUCTORS — 4.29%
Broadcom Corp. Class Aa	24,000	829,920
Intel Corp.	262,053	5,943,362
QUALCOMM Inc.	120,178	7,509,923
Texas Instruments Inc.	53,874	1,484,229

		15,767,434
SOFTWARE — 7.32%
Adobe Systems Inc.[a]	19,947	647,480
Microsoft Corp.	527,679	15,714,281
Oracle Corp.	267,858	8,434,848
Salesforce.com Inc.[a]	9,726	1,485,063
VMware Inc. Class Aa	6,226	602,303

		26,883,975
TELECOMMUNICATIONS — 2.75%
Motorola Solutions Inc.	20,477	1,035,113
Verizon Communications Inc.	199,167	9,076,040

		10,111,153
TRANSPORTATION — 2.38%
CSX Corp.	49,443	1,025,942
FedEx Corp.	1,396	118,130
Union Pacific Corp.	33,385	3,962,799
United Parcel Service Inc. Class B	50,786	3,634,754

		8,741,625

TOTAL COMMON STOCKS
(Cost: $319,441,771)		366,538,271

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	326,703	326,703

		326,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $326,703)		326,703

Value

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $319,768,474)	$366,864,974
Other Assets, Less Liabilities — 0.09%	332,771

NET ASSETS — 100.00%	$367,197,745

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.24%
Boeing Co. (The)	1,118	$77,835
General Dynamics Corp.	4,886	323,062
Lockheed Martin Corp.	441	41,181
Northrop Grumman Corp.	3,864	256,686
Raytheon Co.	5,126	293,002

		991,766
AGRICULTURE — 1.06%
Altria Group Inc.	7,031	234,765
Archer-Daniels-Midland Co.	10,122	275,116
Philip Morris International Inc.	2,119	190,583
Reynolds American Inc.	3,373	146,186

		846,650
AUTO MANUFACTURERS — 1.05%
Ford Motor Co.	57,731	569,228
General Motors Co.[a]	11,762	267,585

		836,813
AUTO PARTS & EQUIPMENT — 0.36%
Johnson Controls Inc.	10,459	286,577

		286,577
BANKS — 15.40%
Bank of America Corp.	165,839	1,464,358
Bank of New York Mellon Corp. (The)	18,355	415,190
BB&T Corp.	10,752	356,536
Capital One Financial Corp.	8,931	509,156
Citigroup Inc.	45,122	1,476,392
Goldman Sachs Group Inc. (The)	7,570	860,558
J.P. Morgan Chase & Co.	58,579	2,371,278
Morgan Stanley	23,710	396,906
PNC Financial Services Group Inc. (The)[b]	8,138	513,508
State Street Corp.	7,519	315,497
U.S. Bancorp	29,149	999,811
Wells Fargo & Co.	75,395	2,603,389

		12,282,579
CHEMICALS — 1.63%
Air Products and Chemicals Inc.	3,248	268,610
Dow Chemical Co. (The)	18,396	532,748

Security	Shares	Value

LyondellBasell Industries NV Class A	4,582	$236,706
Mosaic Co. (The)	4,564	262,932

		1,300,996
COMPUTERS — 0.93%
Dell Inc.	22,649	223,319
Hewlett-Packard Co.	30,429	519,119

		742,438
COSMETICS & PERSONAL CARE — 3.48%
Colgate-Palmolive Co.	604	64,761
Procter & Gamble Co. (The)	39,089	2,711,213

		2,775,974
DIVERSIFIED FINANCIAL SERVICES — 1.89%
American Express Co.	5,498	312,616
BlackRock Inc.[b]	910	162,253
Charles Schwab Corp. (The)	16,535	211,483
CME Group Inc.	5,107	292,631
Discover Financial Services	8,155	323,998
Franklin Resources Inc.	1,643	205,490

		1,508,471
ELECTRIC — 5.16%
American Electric Power Co. Inc.	7,449	327,309
Consolidated Edison Inc.	4,508	269,984
Dominion Resources Inc.	8,795	465,607
Duke Energy Corp.	10,831	701,849
Exelon Corp.	13,118	466,739
FirstEnergy Corp.	6,436	283,828
NextEra Energy Inc.	6,419	451,448
PG&E Corp.	6,499	277,312
Public Service Enterprise Group Inc.	7,785	250,521
Southern Co. (The)	13,368	616,131

		4,110,728
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.	1,801	86,934

		86,934
ELECTRONICS — 0.92%
Thermo Fisher Scientific Inc.	5,650	332,389
Tyco International Ltd.	7,123	400,740

		733,129
ENVIRONMENTAL CONTROL — 0.29%
Waste Management Inc.	7,110	228,089

		228,089

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value

FOOD — 1.63%
General Mills Inc.	2,158	$85,996
Kellogg Co.	211	10,900
Kraft Foods Inc. Class A	25,865	1,069,518
Sysco Corp.	4,282	133,898

		1,300,312
HEALTH CARE — PRODUCTS — 1.50%
Baxter International Inc.	728	43,869
Becton, Dickinson and Co.	209	16,419
Covidien PLC	7,043	418,495
Medtronic Inc.	14,988	646,283
Stryker Corp.	1,264	70,354

		1,195,420
HEALTH CARE — SERVICES — 1.72%
Aetna Inc.	5,333	211,187
UnitedHealth Group Inc.	15,965	884,620
WellPoint Inc.	4,771	276,766

		1,372,573
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.	644	55,242

		55,242
INSURANCE — 6.81%
ACE Ltd.	5,213	394,103
Aflac Inc.	7,196	344,544
Allstate Corp. (The)	7,542	298,739
American International Group Inc.[a]	9,922	325,342
Berkshire Hathaway Inc. Class Ba	27,406	2,417,209
Chubb Corp. (The)	4,155	316,943
Loews Corp.	4,814	198,626
Marsh & McLennan Companies Inc.	1,750	59,378
MetLife Inc.	13,091	451,116
Prudential Financial Inc.	7,189	391,872
Travelers Companies Inc. (The)	3,396	231,811

		5,429,683
INTERNET — 0.38%
Yahoo! Inc.[a]	18,739	299,356

		299,356
LEISURE TIME — 0.29%
Carnival Corp.	6,381	232,524

		232,524

Security	Shares	Value

MANUFACTURING — 5.20%
3M Co.	1,078	$99,629
Danaher Corp.	5,887	324,668
General Electric Co.	163,047	3,702,798
Illinois Tool Works Inc.	373	22,182

		4,149,277
MEDIA — 4.18%
CBS Corp. Class B NVS	8,269	300,413
Comcast Corp. Class A	21,654	774,564
News Corp. Class A NVS	21,146	518,711
Thomson Reuters Corp.	5,701	164,531
Time Warner Inc.	14,772	669,615
Walt Disney Co. (The)	17,384	908,835

		3,336,669
MINING — 1.28%
Freeport-McMoRan Copper & Gold Inc.	14,606	578,105
Newmont Mining Corp.	7,550	422,876
Southern Copper Corp.	622	21,372

		1,022,353
OIL & GAS — 18.51%
Anadarko Petroleum Corp.	7,688	537,545
Apache Corp.	6,015	520,117
Chevron Corp.	30,357	3,538,412
ConocoPhillips	19,460	1,112,723
Devon Energy Corp.	6,223	376,492
Exxon Mobil Corp.	71,960	6,580,742
Hess Corp.	4,684	251,624
Marathon Oil Corp.	10,849	320,805
Occidental Petroleum Corp.	12,482	1,074,201
Phillips 66	9,622	446,172

		14,758,833
OIL & GAS SERVICES — 1.30%
Baker Hughes Inc.	6,748	305,212
Halliburton Co.	9,670	325,782
National Oilwell Varco Inc.	5,064	405,677

		1,036,671
PHARMACEUTICALS — 10.00%
Abbott Laboratories	1,259	86,317
Bristol-Myers Squibb Co.	2,391	80,696
Cardinal Health Inc.	2,452	95,554
Eli Lilly and Co.	10,029	475,475

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value

Johnson & Johnson	32,754	$2,257,078
Merck & Co. Inc.	46,805	2,110,906
Pfizer Inc.	115,232	2,863,515

		7,969,541
PIPELINES — 0.37%
Spectra Energy Corp.	10,035	294,628

		294,628
REAL ESTATE INVESTMENT TRUSTS — 0.45%
Equity Residential	4,261	245,135
Simon Property Group Inc.	745	113,099

		358,234
RETAIL — 3.44%
CVS Caremark Corp.	15,737	761,985
Lowe’s Companies Inc.	16,033	484,838
Target Corp.	9,606	609,693
Wal-Mart Stores Inc.	5,489	405,088
Walgreen Co.	13,277	483,814

		2,745,418
SEMICONDUCTORS — 0.91%
Broadcom Corp. Class Aa	3,238	111,970
Intel Corp.	19,898	451,287
Texas Instruments Inc.	5,792	159,569

		722,826
SOFTWARE — 0.13%
Adobe Systems Inc.[a]	3,276	106,339

		106,339
TELECOMMUNICATIONS — 7.11%
AT&T Inc.	90,223	3,401,407
CenturyLink Inc.	9,560	386,224
Cisco Systems Inc.	82,435	1,573,684
Corning Inc.	23,337	306,882

		5,668,197
TRANSPORTATION — 1.02%
CSX Corp.	5,188	107,651
FedEx Corp.	4,548	384,852
Norfolk Southern Corp.	5,014	319,041

		811,544

TOTAL COMMON STOCKS
(Cost: $79,469,539)		79,596,784

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	45,534	$45,534

		45,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,534)		45,534

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $79,515,073)		79,642,318

SHORT POSITIONS[d] — (0.09)%

COMMON STOCKS — (0.09)%
Pentair Ltd. Registered [a]	(1,709)	(75,617)

		(75,617)

TOTAL SHORT POSITIONS
(Proceeds: $75,617)		(75,617)
Other Assets, Less Liabilities — 0.21%		171,416

NET ASSETS — 100.00%		$79,738,117

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$9,800,552	0.15%

		9,800,552	0.15
AEROSPACE & DEFENSE
United Technologies Corp.	404,777	31,689,991	0.49
Other securities[a]		74,936,507	1.15

		106,626,498	1.64
AGRICULTURE
Altria Group Inc.	903,575	30,170,369	0.46
Philip Morris International Inc.	757,477	68,127,482	1.04
Other securities[a]		25,386,464	0.40

		123,684,315	1.90
AIRLINES
Other securities[a]		10,459,645	0.16

		10,459,645	0.16
APPAREL
Other securities[a]		39,889,876	0.61

		39,889,876	0.61
AUTO MANUFACTURERS
Other securities[a]		33,006,203	0.51

		33,006,203	0.51
AUTO PARTS & EQUIPMENT
Other securities[a]		24,280,720	0.37

		24,280,720	0.37
BANKS
Bank of America Corp.	4,786,314	42,263,153	0.65
Citigroup Inc.	1,302,275	42,610,438	0.65
J.P. Morgan Chase & Co.	1,690,622	68,436,379	1.05
PNC Financial Services Group Inc. (The)[b]	234,697	14,809,381	0.23
U.S. Bancorp	841,315	28,857,104	0.44
Wells Fargo & Co.	2,175,932	75,134,932	1.15
Other securities[a]		142,466,981	2.19

		414,578,368	6.36
BEVERAGES
Coca-Cola Co. (The)	1,725,304	65,440,781	1.00

Security	Shares	Value	% of Net Assets

PepsiCo Inc.	694,603	$49,157,054	0.75%
Other securities[a]		26,399,272	0.41

		140,997,107	2.16
BIOTECHNOLOGY
Amgen Inc.	345,421	29,125,899	0.45
Other securities[a]		86,561,892	1.32

		115,687,791	1.77
BUILDING MATERIALS
Other securities[a]		9,364,352	0.14

		9,364,352	0.14
CHEMICALS
Other securities[a]		158,061,870	2.42

		158,061,870	2.42
COAL
Other securities[a]		7,245,466	0.11

		7,245,466	0.11
COMMERCIAL SERVICES
Other securities[a]		92,643,250	1.42

		92,643,250	1.42
COMPUTERS
Apple Inc.	415,267	277,091,058	4.25
EMC Corp.[c]	932,609	25,432,248	0.39
International Business Machines Corp.	484,105	100,427,582	1.54
Other securities[a]		91,251,505	1.40

		494,202,393	7.58
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,216,929	84,406,195	1.29
Other securities[a]		32,106,274	0.50

		116,512,469	1.79
DISTRIBUTION & WHOLESALE
Other securities[a]		23,832,774	0.37

		23,832,774	0.37
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	444,738	25,287,803	0.39
BlackRock Inc.[b]	56,659	10,102,300	0.15
Visa Inc. Class A	232,098	31,166,119	0.48
Other securities[a]		79,250,311	1.22

		145,806,533	2.24

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$198,993,682	3.05%

		198,993,682	3.05
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		26,600,967	0.41

		26,600,967	0.41
ELECTRONICS
Other securities[a]		73,132,629	1.12

		73,132,629	1.12
ENGINEERING & CONSTRUCTION
Other securities[a]		15,035,991	0.23

		15,035,991	0.23
ENTERTAINMENT
Other securities[a]		7,856,938	0.12

		7,856,938	0.12
ENVIRONMENTAL CONTROL
Other securities[a]		17,305,596	0.27

		17,305,596	0.27
FOOD
Kraft Foods Inc. Class A	787,471	32,561,926	0.50
Other securities[a]		82,040,502	1.26

		114,602,428	1.76
FOREST PRODUCTS & PAPER
Other securities[a]		10,596,362	0.16

		10,596,362	0.16
GAS
Other securities[a]		21,823,614	0.33

		21,823,614	0.33
HAND & MACHINE TOOLS
Other securities[a]		11,639,520	0.18

		11,639,520	0.18
HEALTH CARE — PRODUCTS
Other securities[a]		124,194,222	1.90

		124,194,222	1.90
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	460,796	25,532,706	0.39
Other securities[a]		56,111,229	0.86

		81,643,935	1.25

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$5,538,104	0.09%

		5,538,104	0.09
HOME BUILDERS
Other securities[a]		12,121,620	0.19

		12,121,620	0.19
HOME FURNISHINGS
Other securities[a]		4,999,878	0.08

		4,999,878	0.08
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,961,040	0.43

		27,961,040	0.43
HOUSEWARES
Other securities[a]		3,550,596	0.05

		3,550,596	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	790,924	69,759,497	1.07
Other securities[a]		176,817,519	2.71

		246,577,016	3.78
INTERNET
Amazon.com Inc.[c]	160,677	40,863,375	0.63
eBay Inc.[c]	514,440	24,904,040	0.38
Google Inc. Class Ac	114,967	86,742,601	1.33
Other securities[a]		67,102,619	1.03

		219,612,635	3.37
IRON & STEEL
Other securities[a]		15,086,719	0.23

		15,086,719	0.23
LEISURE TIME
Other securities[a]		15,452,264	0.24

		15,452,264	0.24
LODGING
Other securities[a]		28,303,797	0.43

		28,303,797	0.43
MACHINERY
Caterpillar Inc.	289,812	24,935,425	0.38
Other securities[a]		53,399,983	0.82

		78,335,408	1.20

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
3M Co.	308,187	$28,482,643	0.44%
General Electric Co.	4,705,524	106,862,450	1.64
Other securities[a]		76,042,584	1.16

		211,387,677	3.24
MEDIA
Comcast Corp. Class A	1,192,679	42,662,128	0.65
Walt Disney Co. (The)	793,836	41,501,746	0.64
Other securities[a]		144,711,184	2.22

		228,875,058	3.51
METAL FABRICATE & HARDWARE
Other securities[a]		13,269,634	0.20

		13,269,634	0.20
MINING
Other securities[a]		44,995,846	0.69

		44,995,846	0.69
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,428,201	0.08

		5,428,201	0.08
OIL & GAS
Chevron Corp.	876,094	102,117,517	1.57
ConocoPhillips	561,655	32,115,433	0.49
Exxon Mobil Corp.	2,076,719	189,915,953	2.91
Occidental Petroleum Corp.	360,207	30,999,414	0.48
Other securities[a]		192,426,474	2.95

		547,574,791	8.40
OIL & GAS SERVICES
Schlumberger Ltd.	592,280	42,839,612	0.66
Other securities[a]		58,273,875	0.89

		101,113,487	1.55
PACKAGING & CONTAINERS
Other securities[a]		16,262,531	0.25

		16,262,531	0.25
PHARMACEUTICALS
Abbott Laboratories	698,794	47,909,317	0.73
Bristol-Myers Squibb Co.	750,235	25,320,431	0.39
Johnson & Johnson	1,219,710	84,050,216	1.29
Merck & Co. Inc.	1,350,833	60,922,568	0.93

Security	Shares	Value	% of Net Assets

Pfizer Inc.	3,325,617	$82,641,583	1.27%
Other securities[a]		123,921,195	1.90

		424,765,310	6.51
PIPELINES
Other securities[a]		30,418,836	0.47

		30,418,836	0.47
REAL ESTATE
Other securities[a]		7,095,115	0.11

		7,095,115	0.11
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		204,528,925	3.14

		204,528,925	3.14
RETAIL
CVS Caremark Corp.	569,191	27,560,228	0.42
Home Depot Inc. (The)	679,823	41,040,915	0.63
McDonald’s Corp.	451,354	41,411,730	0.64
Wal-Mart Stores Inc.	750,633	55,396,715	0.85
Other securities[a]		245,559,552	3.76

		410,969,140	6.30
SAVINGS & LOANS
Other securities[a]		10,157,621	0.16

		10,157,621	0.16
SEMICONDUCTORS
Intel Corp.	2,234,421	50,676,668	0.78
QUALCOMM Inc.	761,366	47,577,761	0.73
Other securities[a]		83,467,007	1.28

		181,721,436	2.79
SHIPBUILDING
Other securities[a]		899,660	0.01

		899,660	0.01
SOFTWARE
Microsoft Corp.	3,342,924	99,552,277	1.53
Oracle Corp.	1,696,958	53,437,208	0.82
Other securities[a]		92,463,343	1.41

		245,452,828	3.76
TELECOMMUNICATIONS
AT&T Inc.	2,603,842	98,164,843	1.51
Cisco Systems Inc.	2,379,171	45,418,374	0.70

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Verizon Communications Inc.	1,261,782	$57,499,406	0.88%
Other securities[a]		75,518,792	1.15

		276,601,415	4.24
TEXTILES
Other securities[a]		4,044,962	0.06

		4,044,962	0.06
TOYS, GAMES & HOBBIES
Other securities[a]		7,314,733	0.11

		7,314,733	0.11
TRANSPORTATION
Union Pacific Corp.	211,518	25,107,187	0.39
Other securities[a]		74,413,109	1.14

		99,520,296	1.53
TRUCKING & LEASING
Other securities[a]		867,134	0.01

		867,134	0.01
WATER
Other securities[a]		4,400,390	0.07

		4,400,390	0.07

TOTAL COMMON STOCKS
(Cost: $6,309,769,569)		6,505,310,169	99.76

RIGHTS

INTERNET
Other securities[a]		57,491	0.00

		57,491	0.00

TOTAL RIGHTS
(Cost: $30,728)		57,491	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	166,324,002	166,324,002	2.55
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	11,712,520	11,712,520	0.18

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,d]	7,474,963	$7,474,963	0.11%

		185,511,485	2.84

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,511,485)		185,511,485	2.84

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,495,311,782)		6,690,879,145	102.60
Other Assets, Less Liabilities		(169,850,453)	(2.60)

NET ASSETS		$6,521,028,692	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
182	E-mini S&P 500 (Dec 2012)	Chicago Mercantile	$13,051,220	$16,809
16	E-mini S&P MidCap 400 (Dec 2012)	Chicago Mercantile	1,578,400	(25,455)

			$14,629,620	$(8,646)

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$38,807,344	0.23%

		38,807,344	0.23
AEROSPACE & DEFENSE
Boeing Co. (The)	1,549,563	107,880,576	0.65
United Technologies Corp.	2,087,538	163,433,350	0.99
Other securities[a]		97,334,332	0.58

		368,648,258	2.22
AGRICULTURE
Altria Group Inc.	3,617,263	120,780,412	0.73
Philip Morris International Inc.	3,589,777	322,864,543	1.95
Other securities[a]		45,720,526	0.27

		489,365,481	2.95
AIRLINES
Other securities[a]		34,130,360	0.21

		34,130,360	0.21
APPAREL
Nike Inc. Class B	829,593	78,736,672	0.48
Other securities[a]		125,513,998	0.75

		204,250,670	1.23
AUTO MANUFACTURERS
Other securities[a]		11,751,812	0.07

		11,751,812	0.07
AUTO PARTS & EQUIPMENT
Other securities[a]		57,676,162	0.35

		57,676,162	0.35
BANKS
Other securities[a]		1,281,362	0.01

		1,281,362	0.01
BEVERAGES
Coca-Cola Co. (The)	8,897,005	337,463,400	2.04
PepsiCo Inc.	3,582,043	253,501,183	1.53
Other securities[a]		66,793,778	0.40

		657,758,361	3.97
BIOTECHNOLOGY
Amgen Inc.	1,781,459	150,212,623	0.91
Biogen Idec Inc.[b]	548,272	81,818,631	0.49

Security	Shares	Value	% of Net Assets

Celgene Corp.[b]	1,008,097	$77,018,611	0.46%
Gilead Sciences Inc.[b,c]	1,734,925	115,077,575	0.69
Other securities[a]		147,415,838	0.90

		571,543,278	3.45
BUILDING MATERIALS
Other securities[a]		26,435,203	0.16

		26,435,203	0.16
CHEMICALS
E.I. du Pont de Nemours and Co.	2,146,668	107,913,000	0.65
Monsanto Co.	1,222,047	111,230,718	0.67
Other securities[a]		320,139,376	1.93

		539,283,094	3.25
COMMERCIAL SERVICES
MasterCard Inc. Class A	248,410	112,152,147	0.68
Other securities[a]		286,494,440	1.73

		398,646,587	2.41
COMPUTERS
Accenture PLC Class A	1,476,492	103,398,735	0.62
Apple Inc.	2,141,304	1,428,806,507	8.62
EMC Corp.[b]	4,809,878	131,165,373	0.79
International Business Machines Corp.	2,496,342	517,866,148	3.12
Other securities[a]		171,130,177	1.04

		2,352,366,940	14.19
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	1,002,593	107,498,022	0.65
Other securities[a]		76,303,129	0.46

		183,801,151	1.11
DISTRIBUTION & WHOLESALE
Other securities[a]		102,613,452	0.62

		102,613,452	0.62
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,476,619	83,960,556	0.51
BlackRock Inc.[d]	155,872	27,791,978	0.17
Visa Inc. Class A	1,197,007	160,734,100	0.97
Other securities[a]		112,857,541	0.67

		385,344,175	2.32

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$8,884,882	0.05%

		8,884,882	0.05
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		96,929,854	0.59

		96,929,854	0.59
ELECTRONICS
Honeywell International Inc.	1,785,027	106,655,363	0.64
Other securities[a]		114,506,699	0.69

		221,162,062	1.33
ENGINEERING & CONSTRUCTION
Other securities[a]		21,453,143	0.13

		21,453,143	0.13
ENTERTAINMENT
Other securities[a]		19,326,399	0.12

		19,326,399	0.12
ENVIRONMENTAL CONTROL
Other securities[a]		23,781,891	0.14

		23,781,891	0.14
FOOD
Other securities[a]		282,453,809	1.70

		282,453,809	1.70
GAS
Other securities[a]		1,862,777	0.01

		1,862,777	0.01
HAND & MACHINE TOOLS
Other securities[a]		9,389,820	0.06

		9,389,820	0.06
HEALTH CARE — PRODUCTS
Other securities[a]		329,697,427	1.99

		329,697,427	1.99
HEALTH CARE — SERVICES
Other securities[a]		64,636,221	0.39

		64,636,221	0.39
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		2,421,965	0.01

		2,421,965	0.01

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$9,952,774	0.06%

		9,952,774	0.06
HOME FURNISHINGS
Other securities[a]		4,087,457	0.02

		4,087,457	0.02
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		93,571,563	0.56

		93,571,563	0.56
HOUSEWARES
Other securities[a]		5,544,139	0.03

		5,544,139	0.03
INSURANCE
Other securities[a]		85,330,842	0.52

		85,330,842	0.52
INTERNET
Amazon.com Inc.[b]	828,608	210,731,586	1.27
eBay Inc.[b]	2,653,215	128,442,138	0.77
Google Inc. Class Ab	592,858	447,311,361	2.70
Other securities[a]		230,735,432	1.40

		1,017,220,517	6.14
IRON & STEEL
Other securities[a]		1,618,338	0.01

		1,618,338	0.01
LEISURE TIME
Other securities[a]		34,614,546	0.21

		34,614,546	0.21
LODGING
Other securities[a]		128,052,045	0.77

		128,052,045	0.77
MACHINERY
Caterpillar Inc.	1,494,687	128,602,869	0.78
Deere & Co.	910,531	75,109,702	0.45
Other securities[a]		152,736,185	0.92

		356,448,756	2.15
MANUFACTURING
3M Co.	1,428,932	132,061,895	0.80
Other securities[a]		177,630,661	1.07

		309,692,556	1.87

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	2,928,379	$104,748,117	0.63%
DIRECTV[b]	1,499,202	78,648,137	0.47
Walt Disney Co. (The)	1,505,366	78,700,535	0.47
Other securities[a]		364,921,959	2.21

		627,018,748	3.78
METAL FABRICATE & HARDWARE
Other securities[a]		61,965,233	0.37

		61,965,233	0.37
MINING
Other securities[a]		38,124,274	0.23

		38,124,274	0.23
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,313,124	0.02

		3,313,124	0.02
OIL & GAS
Other securities[a]		228,123,572	1.38

		228,123,572	1.38
OIL & GAS SERVICES
Schlumberger Ltd.	3,054,375	220,922,944	1.33
Other securities[a]		128,145,247	0.78

		349,068,191	2.11
PACKAGING & CONTAINERS
Other securities[a]		37,023,973	0.22

		37,023,973	0.22
PHARMACEUTICALS
Abbott Laboratories	3,416,276	234,219,883	1.41
Bristol-Myers Squibb Co.	3,513,442	118,578,667	0.72
Express Scripts Holding Co.[b]	1,845,231	115,640,627	0.70
Johnson & Johnson	1,415,706	97,556,300	0.59
Other securities[a]		391,409,002	2.36

		957,404,479	5.78
PIPELINES
Other securities[a]		112,744,027	0.68

		112,744,027	0.68
REAL ESTATE
Other securities[a]		14,348,822	0.09

		14,348,822	0.09

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	583,887	$88,639,885	0.53%
Other securities[a]		260,309,228	1.58

		348,949,113	2.11
RETAIL
Costco Wholesale Corp.	992,550	99,379,069	0.60
Home Depot Inc. (The)	3,505,903	211,651,364	1.28
McDonald’s Corp.	2,327,627	213,559,777	1.29
Starbucks Corp.	1,735,855	88,094,641	0.53
TJX Companies Inc. (The)	1,700,098	76,147,389	0.46
Wal-Mart Stores Inc.	3,054,294	225,406,897	1.36
Other securities[a]		621,131,305	3.74

		1,535,370,442	9.26
SAVINGS & LOANS
Other securities[a]		2,142,916	0.01

		2,142,916	0.01
SEMICONDUCTORS
Intel Corp.	8,561,865	194,183,098	1.17
QUALCOMM Inc.	3,926,292	245,353,987	1.48
Other securities[a]		217,082,351	1.31

		656,619,436	3.96
SOFTWARE
Microsoft Corp.	17,238,202	513,353,656	3.10
Oracle Corp.	8,750,985	275,568,518	1.66
Other securities[a]		385,472,650	2.33

		1,174,394,824	7.09
TELECOMMUNICATIONS
Verizon Communications Inc.	6,506,781	296,514,010	1.79
Other securities[a]		152,308,003	0.92

		448,822,013	2.71
TEXTILES
Other securities[a]		4,677,094	0.03

		4,677,094	0.03
TOYS, GAMES & HOBBIES
Other securities[a]		30,474,116	0.18

		30,474,116	0.18
TRANSPORTATION
Union Pacific Corp.	1,090,882	129,487,693	0.78

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

United Parcel Service Inc. Class B	1,659,520	$118,771,846	0.72%
Other securities[a]		116,773,262	0.70

		365,032,801	2.20
WATER
Other securities[a]		968,165	0.01

		968,165	0.01

TOTAL COMMON STOCKS
(Cost: $13,878,950,744)		16,548,422,836	99.83

RIGHTS

INTERNET
Other securities[a]		40,241	0.00

		40,241	0.00

TOTAL RIGHTS
(Cost: $20,074)		40,241	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	703,512,982	703,512,982	4.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	49,541,315	49,541,315	0.30
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	12,648,355	12,648,355	0.08

		765,702,652	4.62

TOTAL SHORT-TERM INVESTMENTS
(Cost: $765,702,652)		765,702,652	4.62

TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,644,673,470)		17,314,165,729	104.45
Other Assets, Less Liabilities		(738,113,560)	(4.45)

NET ASSETS		$16,576,052,169	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,985,960	0.07%

		8,985,960	0.07
AEROSPACE & DEFENSE
Other securities[a]		138,712,147	1.06

		138,712,147	1.06
AGRICULTURE
Other securities[a]		113,520,444	0.87

		113,520,444	0.87
AIRLINES
Other securities[a]		15,329,302	0.12

		15,329,302	0.12
APPAREL
Other securities[a]		935,493	0.01

		935,493	0.01
AUTO MANUFACTURERS
Ford Motor Co.	6,574,288	64,822,480	0.50
Other securities[a]		56,587,195	0.43

		121,409,675	0.93
AUTO PARTS & EQUIPMENT
Other securities[a]		51,225,706	0.39

		51,225,706	0.39
BANKS
Bank of America Corp.	18,887,603	166,777,534	1.28
Bank of New York Mellon Corp. (The)	2,090,020	47,276,252	0.36
Capital One Financial Corp.	1,016,997	57,978,999	0.44
Citigroup Inc.	5,139,008	168,148,342	1.29
Goldman Sachs Group Inc. (The)	862,041	97,996,821	0.75
J.P. Morgan Chase & Co.	6,671,864	270,077,055	2.07
PNC Financial Services Group Inc. (The)[b]	926,651	58,471,678	0.45
U.S. Bancorp	3,319,706	113,865,916	0.87
Wells Fargo & Co.	8,587,176	296,515,187	2.28
Other securities[a]		357,750,191	2.76

		1,634,857,975	12.55

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$52,730,795	0.40%

		52,730,795	0.40
BIOTECHNOLOGY
Other securities[a]		18,878,714	0.15

		18,878,714	0.15
BUILDING MATERIALS
Other securities[a]		16,711,565	0.13

		16,711,565	0.13
CHEMICALS
Dow Chemical Co. (The)	2,094,815	60,665,842	0.47
Other securities[a]		150,224,867	1.15

		210,890,709	1.62
COAL
Other securities[a]		28,747,673	0.22

		28,747,673	0.22
COMMERCIAL SERVICES
Other securities[a]		60,203,975	0.46

		60,203,975	0.46
COMPUTERS
Hewlett-Packard Co.	3,465,124	59,115,015	0.45
Other securities[a]		90,684,126	0.70

		149,799,141	1.15
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,451,964	308,788,223	2.37
Other securities[a]		10,213,895	0.08

		319,002,118	2.45
DISTRIBUTION & WHOLESALE
Other securities[a]		15,416,869	0.12

		15,416,869	0.12
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	103,734	18,495,772	0.14
Other securities[a]		262,186,723	2.01

		280,682,495	2.15
ELECTRIC
Dominion Resources Inc.	1,001,463	53,017,451	0.41
Duke Energy Corp.	1,233,440	79,926,912	0.61
Exelon Corp.	1,493,731	53,146,949	0.41
NextEra Energy Inc.	730,848	51,400,540	0.39

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Southern Co. (The)	1,522,340	$70,164,651	0.54%
Other securities[a]		470,693,670	3.61

		778,350,173	5.97
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		30,488,317	0.23

		30,488,317	0.23
ELECTRONICS
Other securities[a]		119,307,096	0.92

		119,307,096	0.92
ENGINEERING & CONSTRUCTION
Other securities[a]		43,112,177	0.33

		43,112,177	0.33
ENTERTAINMENT
Other securities[a]		16,066,928	0.12

		16,066,928	0.12
ENVIRONMENTAL CONTROL
Other securities[a]		49,830,729	0.38

		49,830,729	0.38
FOOD
Kraft Foods Inc. Class A	2,945,731	121,805,977	0.93
Other securities[a]		114,043,578	0.88

		235,849,555	1.81
FOREST PRODUCTS & PAPER
Other securities[a]		42,045,923	0.32

		42,045,923	0.32
GAS
Other securities[a]		85,280,610	0.65

		85,280,610	0.65
HAND & MACHINE TOOLS
Other securities[a]		38,703,600	0.30

		38,703,600	0.30
HEALTH CARE — PRODUCTS
Covidien PLC	802,000	47,654,840	0.37
Medtronic Inc.	1,706,781	73,596,397	0.56
Other securities[a]		117,214,607	0.90

		238,465,844	1.83
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	1,818,180	100,745,354	0.77
Other securities[a]		171,803,428	1.32

		272,548,782	2.09

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$20,136,805	0.15%

		20,136,805	0.15
HOME BUILDERS
Other securities[a]		40,191,552	0.31

		40,191,552	0.31
HOME FURNISHINGS
Other securities[a]		16,947,276	0.13

		16,947,276	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		38,513,796	0.30

		38,513,796	0.30
HOUSEWARES
Other securities[a]		9,707,609	0.07

		9,707,609	0.07
INSURANCE
Berkshire Hathaway Inc. Class Bc	3,121,299	275,298,572	2.11
MetLife Inc.	1,490,699	51,369,488	0.39
Other securities[a]		580,807,162	4.46

		907,475,222	6.96
INTERNET
Other securities[a]		88,161,408	0.68

		88,161,408	0.68
IRON & STEEL
Other securities[a]		58,618,172	0.45

		58,618,172	0.45
LEISURE TIME
Other securities[a]		34,559,635	0.27

		34,559,635	0.27
LODGING
Other securities[a]		13,406,175	0.10

		13,406,175	0.10
MACHINERY
Other securities[a]		37,085,131	0.28

		37,085,131	0.28
MANUFACTURING
General Electric Co.	18,570,464	421,735,237	3.24
Other securities[a]		175,314,665	1.34

		597,049,902	4.58

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	2,466,040	$88,210,251	0.68%
News Corp. Class A NVS	2,407,991	59,068,019	0.45
Time Warner Inc.	1,682,236	76,255,758	0.59
Walt Disney Co. (The)	1,979,705	103,498,977	0.79
Other securities[a]		95,864,689	0.74

		422,897,694	3.25
METAL FABRICATE & HARDWARE
Other securities[a]		5,196,343	0.04

		5,196,343	0.04
MINING
Freeport-McMoRan Copper & Gold Inc.	1,663,279	65,832,583	0.51
Newmont Mining Corp.	859,666	48,149,893	0.37
Other securities[a]		34,932,658	0.26

		148,915,134	1.14
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		18,905,352	0.15

		18,905,352	0.15
OIL & GAS
Anadarko Petroleum Corp.	875,460	61,212,163	0.47
Apache Corp.	684,904	59,223,649	0.45
Chevron Corp.	3,457,519	403,008,415	3.09
ConocoPhillips	2,216,253	126,725,347	0.97
Exxon Mobil Corp.	8,196,042	749,528,041	5.75
Occidental Petroleum Corp.	1,421,469	122,331,622	0.94
Phillips 66	1,095,694	50,807,331	0.39
Other securities[a]		414,937,772	3.19

		1,987,774,340	15.25
OIL & GAS SERVICES
National Oilwell Varco Inc.	576,578	46,189,664	0.35
Other securities[a]		86,003,368	0.66

		132,193,032	1.01
PACKAGING & CONTAINERS
Other securities[a]		35,954,116	0.28

		35,954,116	0.28
PHARMACEUTICALS
Eli Lilly and Co.	1,141,966	54,140,608	0.42
Johnson & Johnson	3,730,455	257,065,654	1.97

Security	Shares	Value	% of Net Assets

Merck & Co. Inc.	5,330,860	$240,421,786	1.85%
Pfizer Inc.	13,124,394	326,141,191	2.50
Other securities[a]		65,664,688	0.50

		943,433,927	7.24
PIPELINES
Other securities[a]		33,578,327	0.26

		33,578,327	0.26
REAL ESTATE
Other securities[a]		17,263,164	0.13

		17,263,164	0.13
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		539,532,906	4.14

		539,532,906	4.14
RETAIL
CVS Caremark Corp.	1,792,178	86,777,259	0.67
Lowe’s Companies Inc.	1,825,718	55,209,712	0.42
Target Corp.	1,093,849	69,426,596	0.53
Wal-Mart Stores Inc.	624,901	46,117,694	0.35
Walgreen Co.	1,511,856	55,092,033	0.42
Other securities[a]		132,984,184	1.03

		445,607,478	3.42
SAVINGS & LOANS
Other securities[a]		38,526,042	0.30

		38,526,042	0.30
SEMICONDUCTORS
Intel Corp.	2,265,742	51,387,029	0.39
Other securities[a]		163,066,750	1.26

		214,453,779	1.65
SHIPBUILDING
Other securities[a]		3,668,778	0.03

		3,668,778	0.03
SOFTWARE
Other securities[a]		69,952,850	0.54

		69,952,850	0.54
TELECOMMUNICATIONS
AT&T Inc.	10,276,102	387,409,045	2.97
Cisco Systems Inc.	9,388,679	179,229,882	1.38
Other securities[a]		181,185,725	1.39

		747,824,652	5.74

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TEXTILES
Other securities[a]		$12,399,836	0.10%

		12,399,836	0.10
TOYS, GAMES & HOBBIES
Other securities[a]		5,536,305	0.04

		5,536,305	0.04
TRANSPORTATION
Other securities[a]		113,262,964	0.87

		113,262,964	0.87
TRUCKING & LEASING
Other securities[a]		3,497,947	0.03

		3,497,947	0.03
WATER
Other securities[a]		16,814,706	0.13

		16,814,706	0.13

TOTAL COMMON STOCKS
(Cost: $12,517,840,190)		13,007,132,845	99.82

RIGHTS

INTERNET
Other securities[a]		185,850	0.00

		185,850	0.00

TOTAL RIGHTS
(Cost: $85,434)		185,850	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	366,535,189	366,535,189	2.81
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	25,811,372	25,811,372	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,d]	7,650,961	7,650,961	0.06

		399,997,522	3.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $399,997,522)		399,997,522	3.07

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,917,923,146)	$13,407,316,217	102.89%
Other Assets, Less Liabilities	(376,638,223)	(2.89)

NET ASSETS	$13,030,677,994	100.00%

NVS  —  Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$13,388,984	0.07%

		13,388,984	0.07
AEROSPACE & DEFENSE
Teledyne Technologies Inc.[b]	560,060	35,502,203	0.19
Other securities[a]		192,493,780	1.05

		227,995,983	1.24
AGRICULTURE
Other securities[a]		68,357,038	0.37

		68,357,038	0.37
AIRLINES
Alaska Air Group Inc.[b]	1,083,271	37,979,481	0.21
Other securities[a]		83,985,627	0.45

		121,965,108	0.66
APPAREL
Other securities[a]		230,943,244	1.26

		230,943,244	1.26
AUTO MANUFACTURERS
Other securities[a]		7,437,795	0.04

		7,437,795	0.04
AUTO PARTS & EQUIPMENT
Other securities[a]		162,384,485	0.88

		162,384,485	0.88
BANKS
Hancock Holding Co.	1,162,621	35,983,120	0.20
Other securities[a]		1,169,013,764	6.36

		1,204,996,884	6.56
BEVERAGES
Other securities[a]		40,729,803	0.22

		40,729,803	0.22
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	965,294	46,025,218	0.25
Seattle Genetics Inc.[b,c]	1,448,471	39,036,293	0.21
Other securities[a]		364,138,195	1.99

		449,199,706	2.45
BUILDING MATERIALS
Other securities[a]		211,368,235	1.15

		211,368,235	1.15

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$326,098,731	1.78%

		326,098,731	1.78
COAL
Other securities[a]		57,003,156	0.31

		57,003,156	0.31
COMMERCIAL SERVICES
CoStar Group Inc.[b,c]	430,024	35,064,157	0.19
Dollar Thrifty Automotive Group Inc.[b,c]	427,244	37,140,321	0.20
HMS Holdings Corp.[b,c]	1,310,235	43,801,156	0.24
Wright Express Corp.[b]	592,381	41,300,803	0.22
Other securities[a]		1,033,085,338	5.63

		1,190,391,775	6.48
COMPUTERS
Other securities[a]		339,621,685	1.85

		339,621,685	1.85
COSMETICS & PERSONAL CARE
Other securities[a]		25,390,771	0.14

		25,390,771	0.14
DISTRIBUTION & WHOLESALE
Other securities[a]		192,946,087	1.05

		192,946,087	1.05
DIVERSIFIED FINANCIAL SERVICES
Ocwen Financial Corp.[b]	1,638,058	44,899,170	0.24
Other securities[a]		395,322,669	2.16

		440,221,839	2.40
ELECTRIC
Cleco Corp.	928,639	38,984,265	0.21
Other securities[a]		394,294,990	2.15

		433,279,255	2.36
ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	645,369	40,845,404	0.22
Other securities[a]		144,845,263	0.79

		185,690,667	1.01
ELECTRONICS
Woodward Inc.	1,053,525	35,798,780	0.19
Other securities[a]		372,442,299	2.03

		408,241,079	2.22

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENERGY — ALTERNATE SOURCES
Other securities[a]		$37,639,681	0.21%

		37,639,681	0.21
ENGINEERING & CONSTRUCTION
Other securities[a]		129,869,070	0.71

		129,869,070	0.71
ENTERTAINMENT
Six Flags Entertainment Corp.	604,435	35,540,778	0.19
Other securities[a]		154,014,351	0.84

		189,555,129	1.03
ENVIRONMENTAL CONTROL
Other securities[a]		126,764,637	0.69

		126,764,637	0.69
FOOD
Hain Celestial Group Inc.[b,c]	561,852	35,396,676	0.19
United Natural Foods Inc.[b]	744,352	43,507,374	0.24
Other securities[a]		287,189,468	1.56

		366,093,518	1.99
FOREST PRODUCTS & PAPER
Other securities[a]		130,132,421	0.71

		130,132,421	0.71
GAS
Piedmont Natural Gas Co.	1,092,297	35,477,807	0.19
Other securities[a]		159,931,834	0.87

		195,409,641	1.06
HAND & MACHINE TOOLS
Other securities[a]		23,443,205	0.13

		23,443,205	0.13
HEALTH CARE — PRODUCTS
Cepheid Inc.[b,c]	1,000,295	34,520,180	0.19
Other securities[a]		599,596,363	3.26

		634,116,543	3.45
HEALTH CARE — SERVICES
HealthSouth Corp.[b]	1,456,665	35,047,360	0.19
WellCare Health Plans Inc.[b]	656,698	37,136,272	0.20
Other securities[a]		253,381,671	1.38

		325,565,303	1.77

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[d]	875,995	$8,514,671	0.05%
Other securities[a]		212,303,310	1.15

		220,817,981	1.20
HOME BUILDERS
Other securities[a]		118,036,865	0.64

		118,036,865	0.64
HOME FURNISHINGS
Other securities[a]		99,253,504	0.54

		99,253,504	0.54
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		98,830,214	0.54

		98,830,214	0.54
HOUSEWARES
Other securities[a]		6,719,000	0.04

		6,719,000	0.04
INSURANCE
First American Financial Corp.	1,618,233	35,067,109	0.19
Other securities[a]		418,816,664	2.28

		453,883,773	2.47
INTERNET
Other securities[a]		474,196,843	2.58

		474,196,843	2.58
IRON & STEEL
Other securities[a]		26,201,621	0.14

		26,201,621	0.14
LEISURE TIME
Other securities[a]		109,777,629	0.60

		109,777,629	0.60
LODGING
Other securities[a]		58,538,347	0.32

		58,538,347	0.32
MACHINERY
Robbins & Myers Inc.	586,874	34,977,691	0.19
Other securities[a]		262,227,013	1.43

		297,204,704	1.62

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
Hexcel Corp.[b,c]	1,517,391	$36,447,732	0.20%
Other securities[a]		336,196,972	1.83

		372,644,704	2.03
MEDIA
Other securities[a]		127,334,694	0.69

		127,334,694	0.69
METAL FABRICATE & HARDWARE
Other securities[a]		149,062,892	0.81

		149,062,892	0.81
MINING
Coeur d’Alene Mines Corp.[b,c]	1,369,876	39,493,525	0.22
Other securities[a]		179,924,237	0.98

		219,417,762	1.20
OFFICE FURNISHINGS
Other securities[a]		68,611,093	0.37

		68,611,093	0.37
OIL & GAS
Energy XXI (Bermuda) Ltd.[c]	1,202,124	42,014,234	0.23
Kodiak Oil & Gas Corp.[b,c]	4,016,691	37,596,228	0.20
Oasis Petroleum Inc.[b,c]	1,217,657	35,884,352	0.20
Rosetta Resources Inc.[b]	806,168	38,615,447	0.21
Other securities[a]		463,736,385	2.53

		617,846,646	3.37
OIL & GAS SERVICES
Dril-Quip Inc.[b]	612,514	44,027,506	0.24
Other securities[a]		266,629,740	1.45

		310,657,246	1.69
PACKAGING & CONTAINERS
Other securities[a]		20,226,892	0.11

		20,226,892	0.11
PHARMACEUTICALS
Align Technology Inc.[b,c]	1,094,638	40,468,767	0.22
Alkermes PLC[b,c]	1,865,864	38,716,678	0.21
Jazz Pharmaceuticals PLC[b]	632,996	36,087,102	0.20
Medicis Pharmaceutical Corp. Class A	875,991	37,904,131	0.21
Pharmacyclics Inc.[b,c]	829,114	53,477,853	0.29
Other securities[a]		522,277,536	2.84

		728,932,067	3.97

Security	Shares	Value	% of Net Assets

PIPELINES
Other securities[a]		$32,203,229	0.18%

		32,203,229	0.18
REAL ESTATE
Other securities[a]		58,235,903	0.32

		58,235,903	0.32
REAL ESTATE INVESTMENT TRUSTS
ARMOUR Residential REIT Inc.	4,531,514	34,711,397	0.19
CYS Investments Inc.[c]	2,539,553	35,782,302	0.19
Invesco Mortgage Capital Inc.	1,758,652	35,401,665	0.19
LaSalle Hotel Properties[c]	1,305,309	34,838,697	0.19
Omega Healthcare Investors Inc.	1,611,861	36,637,600	0.20
PennyMac Mortgage Investment Trust[d]	896,181	20,943,750	0.11
Starwood Property Trust Inc.	1,773,435	41,267,832	0.22
Two Harbors Investment Corp.	4,257,971	50,031,159	0.27
Other securities[a]		1,081,709,025	5.91

		1,371,323,427	7.47
RETAIL
Cabela’s Inc.[b]	710,796	38,866,325	0.21
Other securities[a]		1,156,854,314	6.30

		1,195,720,639	6.51
SAVINGS & LOANS
Other securities[a]		214,685,824	1.17

		214,685,824	1.17
SEMICONDUCTORS
Cirrus Logic Inc.[b,c]	982,575	37,721,054	0.21
Other securities[a]		548,426,601	2.98

		586,147,655	3.19
SOFTWARE
Aspen Technology Inc.[b]	1,425,979	36,861,557	0.20
athenahealth Inc.[b,c]	546,289	50,132,942	0.27
CommVault Systems Inc.[b,c]	680,661	39,954,801	0.22
Parametric Technology Corp.[b]	1,822,124	39,722,303	0.22

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Ultimate Software Group Inc. (The)[b]	405,642	$41,416,048	0.23%
Other securities[a]		585,045,278	3.18

		793,132,929	4.32
STORAGE & WAREHOUSING
Other securities[a]		13,443,133	0.07

		13,443,133	0.07
TELECOMMUNICATIONS
Aruba Networks Inc.[b,c]	1,703,914	38,312,506	0.21
Other securities[a]		532,437,459	2.90

		570,749,965	3.11
TEXTILES
Other securities[a]		25,292,230	0.14

		25,292,230	0.14
TOYS, GAMES & HOBBIES
Other securities[a]		11,843,196	0.07

		11,843,196	0.07
TRANSPORTATION
Genesee & Wyoming Inc. Class Ab,c	674,843	45,120,003	0.25
Other securities[a]		274,052,966	1.49

		319,172,969	1.74
TRUCKING & LEASING
Other securities[a]		42,237,608	0.23

		42,237,608	0.23
VENTURE CAPITAL
Other securities[a]		15,720,575	0.09

		15,720,575	0.09
WATER
Other securities[a]		54,982,775	0.30

		54,982,775	0.30

TOTAL COMMON STOCKS
(Cost: $22,119,254,212)		18,379,327,992	100.09

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		2,284,605	0.01

		2,284,605	0.01

TOTAL INVESTMENT COMPANIES
(Cost: $2,451,701)		2,284,605	0.01

Security	Shares	Value	% of Net Assets

WARRANTS

OIL & GAS
Other securities[a]		$1	0.00%

		1	0.00

TOTAL WARRANTS
(Cost: $0)		1	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,791,343,562	2,791,343,562	15.20
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	196,566,140	196,566,140	1.07
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	17,663,369	17,663,369	0.10

		3,005,573,071	16.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,005,573,071)		3,005,573,071	16.37

TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,127,278,984)		21,387,185,669	116.47
Other Assets, Less Liabilities		(3,024,031,162)	(16.47)

NET ASSETS		$18,363,154,507	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$1,762,074	0.05%

		1,762,074	0.05
AEROSPACE & DEFENSE
HEICO Corp.[b]	342,340	13,245,134	0.34
Other securities[a]		23,120,807	0.60

		36,365,941	0.94
AGRICULTURE
Other securities[a]		12,428,510	0.32

		12,428,510	0.32
AIRLINES
Alaska Air Group Inc.[c]	438,248	15,364,975	0.40
Other securities[a]		23,826,738	0.61

		39,191,713	1.01
APPAREL
Wolverine World Wide Inc.	316,233	14,031,258	0.36
Other securities[a]		45,796,373	1.19

		59,827,631	1.55
AUTO MANUFACTURERS
Other securities[a]		3,181,427	0.08

		3,181,427	0.08
AUTO PARTS & EQUIPMENT
Other securities[a]		33,706,374	0.87

		33,706,374	0.87
BANKS
Other securities[a]		24,506,134	0.63

		24,506,134	0.63
BEVERAGES
Other securities[a]		15,379,026	0.40

		15,379,026	0.40
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	412,043	19,646,210	0.51
Seattle Genetics Inc.[b,c]	618,830	16,677,469	0.43
Other securities[a]		129,135,028	3.34

		165,458,707	4.28
BUILDING MATERIALS
Eagle Materials Inc.	294,471	13,622,228	0.35

Security	Shares	Value	% of Net Assets

Other securities[a]		$27,525,456	0.71%

		41,147,684	1.06
CHEMICALS
Other securities[a]		74,926,017	1.94

		74,926,017	1.94
COAL
Other securities[a]		5,170,587	0.13

		5,170,587	0.13
COMMERCIAL SERVICES
CoStar Group Inc.[b,c]	183,417	14,955,822	0.39
HMS Holdings Corp.[c]	558,964	18,686,166	0.48
MAXIMUS Inc.	220,811	13,186,833	0.34
Wright Express Corp.[c]	252,986	17,638,184	0.46
Other securities[a]		264,956,914	6.85

		329,423,919	8.52
COMPUTERS
Other securities[a]		94,945,931	2.46

		94,945,931	2.46
COSMETICS & PERSONAL CARE
Other securities[a]		8,016,611	0.21

		8,016,611	0.21
DISTRIBUTION & WHOLESALE
Pool Corp.	308,854	12,842,149	0.33
Watsco Inc.	191,032	14,478,315	0.37
Other securities[a]		32,389,773	0.84

		59,710,237	1.54
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		94,610,115	2.45

		94,610,115	2.45
ELECTRIC
Other securities[a]		3,845,574	0.10

		3,845,574	0.10
ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	275,643	17,445,446	0.45
Other securities[a]		36,983,178	0.96

		54,428,624	1.41
ELECTRONICS
Woodward Inc.	450,025	15,291,850	0.40

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$71,375,439	1.84%

		86,667,289	2.24
ENERGY — ALTERNATE SOURCES
Other securities[a]		11,355,255	0.29

		11,355,255	0.29
ENGINEERING & CONSTRUCTION
Other securities[a]		19,601,207	0.51

		19,601,207	0.51
ENTERTAINMENT
Six Flags Entertainment Corp.	257,569	15,145,057	0.39
Other securities[a]		26,556,841	0.69

		41,701,898	1.08
ENVIRONMENTAL CONTROL
Other securities[a]		32,713,126	0.85

		32,713,126	0.85
FOOD
Hain Celestial Group Inc.[c]	239,424	15,083,712	0.39
United Natural Foods Inc.[c]	317,650	18,566,642	0.48
Other securities[a]		67,560,325	1.75

		101,210,679	2.62
FOREST PRODUCTS & PAPER
Other securities[a]		24,836,712	0.64

		24,836,712	0.64
GAS
Other securities[a]		3,559,297	0.09

		3,559,297	0.09
HAND & MACHINE TOOLS
Other securities[a]		8,740,986	0.23

		8,740,986	0.23
HEALTH CARE — PRODUCTS
Cepheid Inc.[b,c]	426,759	14,727,453	0.38
Haemonetics Corp.[b,c]	164,788	13,215,998	0.34
Other securities[a]		179,680,989	4.65

		207,624,440	5.37
HEALTH CARE — SERVICES
HealthSouth Corp.[c]	524,629	12,622,574	0.33
Other securities[a]		66,951,591	1.73

		79,574,165	2.06

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$1,543,484	0.04%

		1,543,484	0.04
HOME BUILDERS
Other securities[a]		9,279,943	0.24

		9,279,943	0.24
HOME FURNISHINGS
Other securities[a]		24,728,493	0.64

		24,728,493	0.64
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		22,631,363	0.59

		22,631,363	0.59
HOUSEWARES
Other securities[a]		2,081,114	0.05

		2,081,114	0.05
INSURANCE
Other securities[a]		11,403,247	0.29

		11,403,247	0.29
INTERNET
Other securities[a]		153,721,980	3.98

		153,721,980	3.98
IRON & STEEL
Other securities[a]		810,246	0.02

		810,246	0.02
LEISURE TIME
Brunswick Corp.	580,808	13,143,685	0.34
Other securities[a]		22,116,349	0.57

		35,260,034	0.91
LODGING
Other securities[a]		10,942,816	0.28

		10,942,816	0.28
MACHINERY
Chart Industries Inc.[b,c]	194,443	14,359,616	0.37
Middleby Corp. (The)[c]	121,748	14,078,939	0.36
Other securities[a]		52,501,365	1.36

		80,939,920	2.09
MANUFACTURING
CLARCOR Inc.	327,053	14,596,375	0.38

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Hexcel Corp.[b,c]	648,125	$15,567,963	0.40%
Other securities[a]		68,505,548	1.77

		98,669,886	2.55
MEDIA
Other securities[a]		5,495,625	0.14

		5,495,625	0.14
METAL FABRICATE & HARDWARE
Other securities[a]		20,276,313	0.52

		20,276,313	0.52
MINING
Other securities[a]		25,949,920	0.67

		25,949,920	0.67
OFFICE FURNISHINGS
Other securities[a]		23,270,101	0.60

		23,270,101	0.60
OIL & GAS
Berry Petroleum Co. Class A	340,143	13,820,010	0.36
Energy XXI (Bermuda) Ltd.[b]	373,401	13,050,365	0.34
Kodiak Oil & Gas Corp.[b,c]	1,711,414	16,018,835	0.41
Oasis Petroleum Inc.[b,c]	519,049	15,296,374	0.40
Rosetta Resources Inc.[b,c]	343,587	16,457,817	0.43
Other securities[a]		66,555,741	1.71

		141,199,142	3.65
OIL & GAS SERVICES
Dril-Quip Inc.[c]	261,330	18,784,400	0.49
Other securities[a]		47,812,894	1.23

		66,597,294	1.72
PACKAGING & CONTAINERS
Other securities[a]		1,624,418	0.04

		1,624,418	0.04
PHARMACEUTICALS
Align Technology Inc.[b,c]	467,569	17,286,026	0.45
Alkermes PLC[c]	795,073	16,497,765	0.43
Jazz Pharmaceuticals PLC[c]	270,046	15,395,322	0.40
Medicis Pharmaceutical Corp. Class A	373,700	16,169,999	0.42
Pharmacyclics Inc.[c]	353,772	22,818,294	0.59
Other securities[a]		190,198,902	4.91

		278,366,308	7.20

Security	Shares	Value	% of Net Assets

PIPELINES
Other securities[a]		$3,413,583	0.09%

		3,413,583	0.09
REAL ESTATE
Other securities[a]		12,651,689	0.33

		12,651,689	0.33
REAL ESTATE INVESTMENT TRUSTS
Omega Healthcare Investors Inc.[b]	688,583	15,651,492	0.40
Other securities[a]		106,286,055	2.75

		121,937,547	3.15
RETAIL
Cabela’s Inc.[c]	275,252	15,050,779	0.39
Casey’s General Stores Inc.	247,239	14,127,237	0.37
Cheesecake Factory Inc. (The)[b]	351,376	12,561,692	0.32
Domino’s Pizza Inc.	376,557	14,196,199	0.37
Other securities[a]		289,135,682	7.48

		345,071,589	8.93
SAVINGS & LOANS
Other securities[a]		3,119,416	0.08

		3,119,416	0.08
SEMICONDUCTORS
Cirrus Logic Inc.[b,c]	419,280	16,096,159	0.42
Other securities[a]		92,363,031	2.39

		108,459,190	2.81
SOFTWARE
Aspen Technology Inc.[c]	573,985	14,837,512	0.38
athenahealth Inc.[c]	233,071	21,388,926	0.55
CommVault Systems Inc.[c]	290,862	17,073,599	0.44
Parametric Technology Corp.[c]	778,424	16,969,643	0.44
Ultimate Software Group Inc. (The)[c]	173,307	17,694,645	0.46
Other securities[a]		182,251,356	4.72

		270,215,681	6.99
STORAGE & WAREHOUSING
Other securities[a]		389,966	0.01

		389,966	0.01

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
Aruba Networks Inc.[b,c]	727,484	$16,357,478	0.42%
Other securities[a]		116,997,310	3.03

		133,354,788	3.45
TOYS, GAMES & HOBBIES
Other securities[a]		2,965,100	0.08

		2,965,100	0.08
TRANSPORTATION
Genesee & Wyoming Inc. Class Ab,c	288,280	19,274,401	0.50
Old Dominion Freight Line Inc.[c]	463,036	13,965,166	0.36
Other securities[a]		43,980,518	1.14

		77,220,085	2.00
TRUCKING & LEASING
Other securities[a]		5,980,436	0.15

		5,980,436	0.15
WATER
Other securities[a]		6,128,548	0.16

		6,128,548	0.16

TOTAL COMMON STOCKS
(Cost: $3,919,639,914)		3,881,317,155	100.38

WARRANTS

OIL & GAS
Other securities[a]		1	0.00

		1	0.00

TOTAL WARRANTS
(Cost: $0)		1	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	664,479,125	664,479,125	17.19
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	46,792,555	46,792,555	1.21

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	2,721,099	$2,721,099	0.07%

		713,992,779	18.47

TOTAL SHORT-TERM INVESTMENTS
(Cost: $713,992,779)		713,992,779	18.47

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,633,632,693)		4,595,309,935	118.85
Other Assets, Less Liabilities		(728,903,884)	(18.85)

NET ASSETS		$3,866,406,051	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,131,356	0.10%

		4,131,356	0.10
AEROSPACE & DEFENSE
Esterline Technologies Corp.[b]	212,377	11,922,845	0.28
Other securities[a]		52,844,688	1.25

		64,767,533	1.53
AGRICULTURE
Other securities[a]		17,762,370	0.42

		17,762,370	0.42
AIRLINES
Other securities[a]		13,713,467	0.33

		13,713,467	0.33
APPAREL
Other securities[a]		41,140,716	0.97

		41,140,716	0.97
AUTO PARTS & EQUIPMENT
Dana Holding Corp.	917,637	11,286,935	0.27
Other securities[a]		26,474,946	0.62

		37,761,881	0.89
BANKS
FirstMerit Corp.	759,399	11,185,947	0.26
Hancock Holding Co.	527,528	16,326,992	0.39
Prosperity Bancshares Inc.	328,901	14,017,761	0.33
Susquehanna Bancshares Inc.	1,302,100	13,619,966	0.32
Webster Financial Corp.	499,433	11,836,562	0.28
Other securities[a]		457,083,383	10.82

		524,070,611	12.40
BEVERAGES
Other securities[a]		2,034,253	0.05

		2,034,253	0.05
BIOTECHNOLOGY
Other securities[a]		28,397,806	0.67

		28,397,806	0.67
BUILDING MATERIALS
Louisiana-Pacific Corp.[b,c]	951,726	11,896,575	0.28

Security	Shares	Value	% of Net Assets

Other securities[a]		$40,159,828	0.95%

		52,056,403	1.23
CHEMICALS
Sensient Technologies Corp.	345,902	12,715,357	0.30
Other securities[a]		55,607,237	1.32

		68,322,594	1.62
COAL
Other securities[a]		20,359,868	0.48

		20,359,868	0.48
COMMERCIAL SERVICES
Convergys Corp.	808,418	12,667,910	0.30
GEO Group Inc. (The)	424,753	11,752,915	0.28
Rent-A-Center Inc.	410,536	14,401,603	0.34
Other securities[a]		151,377,664	3.58

		190,200,092	4.50
COMPUTERS
Other securities[a]		53,205,279	1.26

		53,205,279	1.26
COSMETICS & PERSONAL CARE
Other securities[a]		3,051,203	0.07

		3,051,203	0.07
DISTRIBUTION & WHOLESALE
Other securities[a]		24,011,842	0.57

		24,011,842	0.57
DIVERSIFIED FINANCIAL SERVICES
Ocwen Financial Corp.[b,c]	699,086	19,161,947	0.45
Other securities[a]		80,173,072	1.90

		99,335,019	2.35
ELECTRIC
ALLETE Inc.	264,047	11,021,322	0.26
Cleco Corp.	421,400	17,690,372	0.42
GenOn Energy Inc.[b,c]	5,355,970	13,550,604	0.32
IDACORP Inc.	346,156	14,978,170	0.35
PNM Resources Inc.	551,532	11,598,718	0.27
Portland General Electric Co.	523,316	14,150,465	0.33
UIL Holdings Corp.	350,868	12,582,127	0.30
UNS Energy Corp.	278,797	11,670,443	0.28
Other securities[a]		85,373,270	2.03

		192,615,491	4.56

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$26,374,544	0.62%

		26,374,544	0.62
ELECTRONICS
Other securities[a]		93,079,118	2.20

		93,079,118	2.20
ENERGY — ALTERNATE SOURCES
Other securities[a]		5,027,158	0.12

		5,027,158	0.12
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	462,507	13,199,950	0.31
Other securities[a]		24,945,441	0.59

		38,145,391	0.90
ENTERTAINMENT
Other securities[a]		41,742,280	0.99

		41,742,280	0.99
ENVIRONMENTAL CONTROL
Other securities[a]		22,556,292	0.53

		22,556,292	0.53
FOOD
Other securities[a]		58,570,246	1.39

		58,570,246	1.39
FOREST PRODUCTS & PAPER
Other securities[a]		32,672,244	0.77

		32,672,244	0.77
GAS
New Jersey Resources Corp.	287,949	13,165,028	0.31
Piedmont Natural Gas Co.	453,716	14,736,696	0.35
Southwest Gas Corp.	319,630	14,127,646	0.33
WGL Holdings Inc.	357,231	14,378,548	0.34
Other securities[a]		28,579,813	0.68

		84,987,731	2.01
HAND & MACHINE TOOLS
Other securities[a]		1,365,568	0.03

		1,365,568	0.03
HEALTH CARE — PRODUCTS
Other securities[a]		66,588,226	1.58

		66,588,226	1.58

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
Other securities[a]		$63,275,296	1.50%

		63,275,296	1.50
HOLDING COMPANIES — DIVERSIFIED
American Realty Capital Trust Inc.	1,098,001	12,879,552	0.30
Apollo Investment Corp.	1,404,310	11,051,920	0.26
BlackRock Kelso Capital Corp.[d]	482,823	4,693,039	0.11
Prospect Capital Corp.	1,024,684	11,804,360	0.28
Other securities[a]		58,970,441	1.40

		99,399,312	2.35
HOME BUILDERS
Other securities[a]		43,698,223	1.03

		43,698,223	1.03
HOME FURNISHINGS
Other securities[a]		18,775,081	0.44

		18,775,081	0.44
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		20,757,613	0.49

		20,757,613	0.49
HOUSEWARES
Other securities[a]		811,500	0.02

		811,500	0.02
INSURANCE
Alterra Capital Holdings Ltd.[c]	594,268	14,226,776	0.34
CNO Financial Group Inc.	1,469,325	14,178,986	0.34
First American Financial Corp.	668,893	14,494,911	0.34
Other securities[a]		150,587,280	3.56

		193,487,953	4.58
INTERNET
Other securities[a]		50,890,883	1.20

		50,890,883	1.20
IRON & STEEL
Other securities[a]		11,059,502	0.26

		11,059,502	0.26

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

LEISURE TIME
Other securities[a]		$12,335,696	0.29%

		12,335,696	0.29
LODGING
Other securities[a]		14,972,723	0.35

		14,972,723	0.35
MACHINERY
Other securities[a]		48,918,078	1.16

		48,918,078	1.16
MANUFACTURING
A.O. Smith Corp.	195,216	11,232,729	0.27
Actuant Corp. Class A	407,538	11,663,738	0.28
Other securities[a]		41,163,470	0.97

		64,059,937	1.52
MEDIA
Other securities[a]		51,953,743	1.23

		51,953,743	1.23
METAL FABRICATE & HARDWARE
Other securities[a]		46,053,260	1.09

		46,053,260	1.09
MINING
Hecla Mining Co.	1,972,315	12,918,663	0.31
Other securities[a]		58,875,094	1.39

		71,793,757	1.70
OFFICE FURNISHINGS
Other securities[a]		6,408,903	0.15

		6,408,903	0.15
OIL & GAS
Other securities[a]		129,667,465	3.07

		129,667,465	3.07
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	732,231	13,377,860	0.32
Other securities[a]		56,869,527	1.34

		70,247,387	1.66
PACKAGING & CONTAINERS
Other securities[a]		7,404,847	0.18

		7,404,847	0.18

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
ViroPharma Inc.[b,c]	483,200	$14,602,304	0.35%
Other securities[a]		20,167,419	0.47

		34,769,723	0.82
PIPELINES
Other securities[a]		10,985,208	0.26

		10,985,208	0.26
REAL ESTATE
Other securities[a]		13,030,026	0.31

		13,030,026	0.31
REAL ESTATE INVESTMENT TRUSTS
ARMOUR Residential REIT Inc.	2,056,819	15,755,234	0.37
Colonial Properties Trust[c]	609,203	12,823,723	0.30
CYS Investments Inc.[c]	1,153,848	16,257,718	0.38
DCT Industrial Trust Inc.[c]	1,709,152	11,058,213	0.26
DiamondRock Hospitality Co.	1,298,145	12,501,136	0.30
Entertainment Properties Trust	323,500	14,373,105	0.34
Healthcare Realty Trust Inc.	540,133	12,450,066	0.29
Invesco Mortgage Capital Inc.	797,782	16,059,352	0.38
LaSalle Hotel Properties	591,900	15,797,811	0.37
PennyMac Mortgage Investment Trust[d]	407,933	9,533,394	0.23
RLJ Lodging Trust	739,437	13,982,754	0.33
Starwood Property Trust Inc.	805,326	18,739,936	0.44
Two Harbors Investment Corp.	1,932,962	22,712,303	0.54
Other securities[a]		302,597,172	7.17

		494,641,917	11.70
RETAIL
Other securities[a]		175,863,930	4.16

		175,863,930	4.16
SAVINGS & LOANS
Other securities[a]		94,395,865	2.23

		94,395,865	2.23
SEMICONDUCTORS
Other securities[a]		151,460,026	3.58

		151,460,026	3.58

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

SOFTWARE
Other securities[a]		$72,607,871	1.72%

		72,607,871	1.72
STORAGE & WAREHOUSING
Other securities[a]		5,638,189	0.13

		5,638,189	0.13
TELECOMMUNICATIONS
Other securities[a]		117,503,977	2.78

		117,503,977	2.78
TEXTILES
Other securities[a]		11,493,156	0.27

		11,493,156	0.27
TOYS, GAMES & HOBBIES
Other securities[a]		2,226,485	0.05

		2,226,485	0.05
TRANSPORTATION
Bristow Group Inc.	247,747	12,523,611	0.30
Other securities[a]		50,417,953	1.19

		62,941,564	1.49
TRUCKING & LEASING
Other securities[a]		12,791,572	0.30

		12,791,572	0.30
VENTURE CAPITAL
Other securities[a]		7,165,951	0.17

		7,165,951	0.17
WATER
Other securities[a]		18,523,156	0.44

		18,523,156	0.44

TOTAL COMMON STOCKS
(Cost: $4,478,779,630)		4,220,056,357	99.82

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		1,049,975	0.03

		1,049,975	0.03

TOTAL INVESTMENT COMPANIES
(Cost: $1,132,114)		1,049,975	0.03

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	639,174,379	$639,174,379	15.12%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	45,010,597	45,010,597	1.06
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	2,485,101	2,485,101	0.06

		686,670,077	16.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $686,670,077)		686,670,077	16.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,166,581,821)		4,907,776,409	116.09
Other Assets, Less Liabilities		(680,261,833)	(16.09)

NET ASSETS		$4,227,514,576	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$54,338,308	$318,577,434	$78,776,264
Affiliated (Note 2)	348,110	1,191,040	738,809

Total cost of investments	$54,686,418	$319,768,474	$79,515,073

Investments in securities, at fair value (Note 1):
Unaffiliated	$54,703,365	$365,687,423	$78,921,023
Affiliated (Note 2)	338,065	1,177,551	721,295

Total fair value of investments	55,041,430	366,864,974	79,642,318
Receivables:
Investment securities sold	25,973	—	75,617
Dividends and interest	63,754	393,392	108,896

Total Assets	55,131,157	367,258,366	79,826,831

LIABILITIES
Short positions, at value[a]	25,973	—	75,617
Payables:
Investment advisory fees (Note 2)	6,424	60,621	13,097

Total Liabilities	32,397	60,621	88,714

NET ASSETS	$55,098,760	$367,197,745	$79,738,117

Net assets consist of:
Paid-in capital	$50,447,625	$337,590,802	$81,688,950
Undistributed net investment income	529,700	99,954	11,903
Undistributed net realized gain (accumulated net realized loss)	3,766,423	(17,589,511)	(2,089,981)
Net unrealized appreciation	355,012	47,096,500	127,245

NET ASSETS	$55,098,760	$367,197,745	$79,738,117

Shares outstanding[b]	1,650,000	10,250,000	2,550,000

Net asset value per share	$33.39	$35.82	$31.27

[a]	Proceeds: $25,973, $ — and $75,617, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,283,840,528	$13,850,774,293	$12,440,711,608
Affiliated (Note 2)	211,471,254	793,899,177	477,211,538

Total cost of investments	$6,495,311,782	$14,644,673,470	$12,917,923,146

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,480,455,979	$16,520,671,099	$12,930,351,245
Affiliated (Note 2)	210,423,166	793,494,630	476,964,972

Total fair value of investments	6,690,879,145	17,314,165,729	13,407,316,217
Cash	174,253	106,978	553,296
Cash held at broker, at value	1,382,000	—	—
Receivables:
Investment securities sold	432,014	4,478,973	336,828
Dividends and interest	8,547,827	17,374,435	20,293,635
Capital shares sold	—	—	217,521

Total Assets	6,701,415,239	17,336,126,115	13,428,717,497

LIABILITIES
Payables:
Investment securities purchased	1,426,728	1,756,130	3,561,312
Collateral for securities on loan (Note 5)	178,036,522	753,054,297	392,346,562
Capital shares redeemed	40,563	2,527,956	—
Futures variation margin	67,110	—	—
Securities related to in-kind transactions (Note 4)	7,039	—	—
Investment advisory fees (Note 2)	808,585	2,735,563	2,131,629

Total Liabilities	180,386,547	760,073,946	398,039,503

NET ASSETS	$6,521,028,692	$16,576,052,169	$13,030,677,994

Net assets consist of:
Paid-in capital	$6,735,146,855	$16,795,418,394	$14,251,849,189
Undistributed net investment income	1,578,174	3,613,565	2,097,026
Accumulated net realized loss	(411,255,054)	(2,892,472,049)	(1,712,661,292)
Net unrealized appreciation	195,558,717	2,669,492,259	489,393,071

NET ASSETS	$6,521,028,692	$16,576,052,169	$13,030,677,994

Shares outstanding[b]	82,000,000	248,250,000	180,500,000

Net asset value per share	$79.52	$66.77	$72.19

[a]	Securities on loan with values of $173,430,125, $735,937,922 and $381,550,868, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$22,091,654,716	$3,919,639,914	$4,466,636,591
Affiliated (Note 2)	3,035,624,268	713,992,779	699,945,230

Total cost of investments	$25,127,278,984	$4,633,632,693	$5,166,581,821

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$18,352,154,177	$3,881,317,156	$4,206,879,898
Affiliated (Note 2)	3,035,031,492	713,992,779	700,896,511

Total fair value of investments	21,387,185,669	4,595,309,935	4,907,776,409
Cash	123,228	119,921	57,028
Receivables:
Investment securities sold	31,998,200	5,371,386	12,554,152
Due from custodian (Note 4)	1,154,315	—	—
Dividends and interest	25,287,014	2,552,043	9,651,743
Capital shares sold	12,924,973	922,647	40,458

Total Assets	21,458,673,399	4,604,275,932	4,930,079,790

LIABILITIES
Payables:
Investment securities purchased	96,488,754	24,187,140	17,136,173
Collateral for securities on loan (Note 5)	2,987,909,704	711,271,680	684,184,976
Capital shares redeemed	7,704,195	1,489,241	370,293
Securities related to in-kind transactions (Note 4)	611,722	119,088	1,294
Investment advisory fees (Note 2)	2,804,517	802,732	872,478

Total Liabilities	3,095,518,892	737,869,881	702,565,214

NET ASSETS	$18,363,154,507	$3,866,406,051	$4,227,514,576

Net assets consist of:
Paid-in capital	$24,188,782,649	$5,309,439,078	$5,302,348,897
Distributions in excess of net investment income	(16,931,724)	(126,843)	(3,991,821)
Accumulated net realized loss	(2,068,603,287)	(1,404,583,433)	(812,037,167)
Net unrealized depreciation	(3,740,093,131)	(38,322,751)	(258,805,333)

NET ASSETS	$18,363,154,507	$3,866,406,051	$4,227,514,576

Shares outstanding[b]	220,000,000	40,400,000	57,150,000

Net asset value per share	$83.47	$95.70	$73.97

[a]	Securities on loan with values of $2,900,104,361, $690,885,992 and $662,057,651, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,289,955	$3,277,911	$1,007,391
Dividends — affiliated (Note 2)	8,718	11,480	11,331
Interest — affiliated (Note 2)	34	124	31

Total investment income	1,298,707	3,289,515	1,018,753

EXPENSES
Investment advisory fees (Note 2)	87,068	349,207	77,784

Total expenses	87,068	349,207	77,784

Net investment income	1,211,639	2,940,308	940,969

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(531,401)	(6,845,745)	(224,786)
Investments — affiliated (Note 2)	(668)	(1,326)	(852)
In-kind redemptions — unaffiliated	4,871,773	1,031,065	3,180,765
In-kind redemptions — affiliated (Note 2)	(36,891)	(270)	27,652

Net realized gain (loss)	4,302,813	(5,816,276)	2,982,779

Net change in unrealized appreciation/depreciation	(9,342,434)	12,263,475	(1,295,058)

Net realized and unrealized gain (loss)	(5,039,621)	6,447,199	1,687,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,827,982)	$9,387,507	$2,628,690

[a]	Net of foreign withholding tax of $961, $766 and $934, respectively.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$68,672,147	$134,184,159	$152,469,002
Dividends — affiliated (Note 2)	343,498	373,443	987,962
Interest — affiliated (Note 2)	3,236	5,987	4,873
Securities lending income — affiliated (Note 2)	769,294	2,490,598	1,204,075

Total investment income	69,788,175	137,054,187	154,665,912

EXPENSES
Investment advisory fees (Note 2)	4,897,679	15,988,792	12,124,482

Total expenses	4,897,679	15,988,792	12,124,482

Net investment income	64,890,496	121,065,395	142,541,430

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,793,640)	(426,346,192)	82,582,900
Investments — affiliated (Note 2)	(32,726)	(41,205)	(321,535)
In-kind redemptions — unaffiliated	116,824,886	592,077,473	125,046,471
Futures contracts	1,138,763	—	—
In-kind redemptions — affiliated (Note 2)	99,094	103,385	398,428

Net realized gain	46,236,377	165,793,461	207,706,264

Net change in unrealized appreciation/depreciation on:
Investments	50,271,768	(23,096,479)	148,472,893
Futures contracts	(8,646)	—	—

Net change in unrealized appreciation/depreciation	50,263,122	(23,096,479)	148,472,893

Net realized and unrealized gain	96,499,499	142,696,982	356,179,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$161,389,995	$263,762,377	$498,720,587

[a]	Net of foreign withholding tax of $35,791, $30,374 and $109,748, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$112,226,270	$14,939,531	$42,415,699
Dividends — affiliated (Note 2)	949,154	—	508,998
Interest — affiliated (Note 2)	4,788	1,523	1,627
Securities lending income — affiliated (Note 2)	23,181,280	7,767,348	4,244,533

Total investment income	136,361,492	22,708,402	47,170,857

EXPENSES
Investment advisory fees (Note 2)	15,208,015	4,755,512	4,921,527

Total expenses	15,208,015	4,755,512	4,921,527

Net investment income	121,153,477	17,952,890	42,249,330

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(659,712,689)	(252,276,379)	(46,561,289)
Investments — affiliated (Note 2)	(4,716)	—	(719)
In-kind redemptions — unaffiliated	1,011,455,203	178,481,614	88,729,259
In-kind redemptions — affiliated (Note 2)	2,031,890	—	148,840
Foreign currency transactions	11,770	102	1,108

Net realized gain (loss)	353,781,458	(73,794,663)	42,317,199

Net change in unrealized appreciation/depreciation	(295,725,144)	85,645,859	5,728,194

Net realized and unrealized gain	58,056,314	11,851,196	48,045,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,209,791	$29,804,086	$90,294,723

[a]	Net of foreign withholding tax of $156,169, $11,999 and $66,525, respectively.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,211,639	$1,915,830	$2,940,308	$5,971,486
Net realized gain (loss)	4,302,813	2,532,815	(5,816,276)	40,591,156
Net change in unrealized appreciation/depreciation	(9,342,434)	9,970,856	12,263,475	(2,589,338)

Net increase (decrease) in net assets resulting from operations	(3,827,982)	14,419,501	9,387,507	43,973,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(710,671)	(1,891,673)	(2,932,276)	(5,939,742)

Total distributions to shareholders	(710,671)	(1,891,673)	(2,932,276)	(5,939,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	167,758,794	155,725,439	19,166,149	234,604,066
Cost of shares redeemed	(235,551,009)	(55,979,148)	(6,695,979)	(295,091,237)

Net increase (decrease) in net assets from capital share transactions	(67,792,215)	99,746,291	12,470,170	(60,487,171)

INCREASE (DECREASE) IN NET ASSETS	(72,330,868)	112,274,119	18,925,401	(22,453,609)

NET ASSETS
Beginning of period	127,429,628	15,155,509	348,272,344	370,725,953

End of period	$55,098,760	$127,429,628	$367,197,745	$348,272,344

Undistributed net investment income included in net assets at end of period	$529,700	$28,732	$99,954	$91,922

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	5,250,000	550,000	7,450,000
Shares redeemed	(7,450,000)	(1,850,000)	(200,000)	(9,350,000)

Net increase (decrease) in shares outstanding	(2,250,000)	3,400,000	350,000	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$940,969	$3,772,930	$64,890,496	$125,011,192
Net realized gain	2,982,779	10,185,402	46,236,377	260,959,553
Net change in unrealized appreciation/depreciation	(1,295,058)	(20,528,008)	50,263,122	74,141,566

Net increase (decrease) in net assets resulting from operations	2,628,690	(6,569,676)	161,389,995	460,112,311

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(929,066)	(3,886,195)	(63,971,452)	(124,640,507)

Total distributions to shareholders	(929,066)	(3,886,195)	(63,971,452)	(124,640,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,561,811	64,131,604	170,530,125	1,706,770,473
Cost of shares redeemed	(76,494,442)	(216,879,867)	(659,755,760)	(2,212,316,112)

Net increase (decrease) in net assets from capital share transactions	13,067,369	(152,748,263)	(489,225,635)	(505,545,639)

INCREASE (DECREASE) IN NET ASSETS	14,766,993	(163,204,134)	(391,807,092)	(170,073,835)

NET ASSETS
Beginning of period	64,971,124	228,175,258	6,912,835,784	7,082,909,619

End of period	$79,738,117	$64,971,124	$6,521,028,692	$6,912,835,784

Undistributed net investment income included in net assets at end of period	$11,903	$—	$1,578,174	$659,130

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	2,250,000	2,200,000	24,400,000
Shares redeemed	(2,600,000)	(7,850,000)	(8,800,000)	(31,700,000)

Net increase (decrease) in shares outstanding	400,000	(5,600,000)	(6,600,000)	(7,300,000)

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$121,065,395	$195,933,250	$142,541,430	$259,248,051
Net realized gain	165,793,461	664,217,311	207,706,264	382,832,449
Net change in unrealized appreciation/depreciation	(23,096,479)	735,987,230	148,472,893	(91,265,512)

Net increase in net assets resulting from operations	263,762,377	1,596,137,791	498,720,587	550,814,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(119,260,991)	(194,367,134)	(140,444,404)	(260,928,366)

Total distributions to shareholders	(119,260,991)	(194,367,134)	(140,444,404)	(260,928,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,729,174,045	5,380,583,877	1,102,089,445	2,289,082,335
Cost of shares redeemed	(1,980,565,483)	(3,673,018,777)	(687,156,717)	(2,349,102,684)

Net increase (decrease) in net assets from capital share transactions	(251,391,438)	1,707,565,100	414,932,728	(60,020,349)

INCREASE (DECREASE) IN NET ASSETS	(106,890,052)	3,109,335,757	773,208,911	229,866,273

NET ASSETS
Beginning of period	16,682,942,221	13,573,606,464	12,257,469,083	12,027,602,810

End of period	$16,576,052,169	$16,682,942,221	$13,030,677,994	$12,257,469,083

Undistributed net investment income included in net assets at end of period	$3,613,565	$1,809,161	$2,097,026	$—

SHARES ISSUED AND REDEEMED
Shares sold	26,750,000	91,250,000	15,900,000	35,750,000
Shares redeemed	(30,850,000)	(63,350,000)	(10,100,000)	(36,200,000)

Net increase (decrease) in shares outstanding	(4,100,000)	27,900,000	5,800,000	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$121,153,477	$209,062,369	$17,952,890	$27,872,142
Net realized gain (loss)	353,781,458	467,182,922	(73,794,663)	398,231,500
Net change in unrealized appreciation/depreciation	(295,725,144)	(1,219,430,040)	85,645,859	(490,270,677)

Net increase (decrease) in net assets resulting from operations	179,209,791	(543,184,749)	29,804,086	(64,167,035)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(138,589,273)	(210,136,245)	(18,068,352)	(28,325,752)

Total distributions to shareholders	(138,589,273)	(210,136,245)	(18,068,352)	(28,325,752)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,895,880,679	104,715,988,639	998,283,294	3,070,000,650
Cost of shares redeemed	(40,443,660,199)	(106,724,509,392)	(1,249,650,932)	(3,303,016,903)

Net increase (decrease) in net assets from capital share transactions	3,452,220,480	(2,008,520,753)	(251,367,638)	(233,016,253)

INCREASE (DECREASE) IN NET ASSETS	3,492,840,998	(2,761,841,747)	(239,631,904)	(325,509,040)

NET ASSETS
Beginning of period	14,870,313,509	17,632,155,256	4,106,037,955	4,431,546,995

End of period	$18,363,154,507	$14,870,313,509	$3,866,406,051	$4,106,037,955

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,931,724)	$504,072	$(126,843)	$(11,381)

SHARES ISSUED AND REDEEMED
Shares sold	545,200,000	1,369,500,000	10,900,000	34,750,000
Shares redeemed	(504,700,000)	(1,399,350,000)	(13,550,000)	(38,150,000)

Net increase (decrease) in shares outstanding	40,500,000	(29,850,000)	(2,650,000)	(3,400,000)

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,249,330	$79,462,315
Net realized gain	42,317,199	274,202,095
Net change in unrealized appreciation/depreciation	5,728,194	(435,085,302)

Net increase (decrease) in net assets resulting from operations	90,294,723	(81,420,892)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,991,956)	(79,823,423)

Total distributions to shareholders	(45,991,956)	(79,823,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	914,822,068	1,761,050,693
Cost of shares redeemed	(765,919,882)	(2,261,866,074)

Net increase (decrease) in net assets from capital share transactions	148,902,186	(500,815,381)

INCREASE (DECREASE) IN NET ASSETS	193,204,953	(662,059,696)

NET ASSETS
Beginning of period	4,034,309,623	4,696,369,319

End of period	$4,227,514,576	$4,034,309,623

Distributions in excess of net investment income included in net assets at end of period	$(3,991,821)	$(249,195)

SHARES ISSUED AND REDEEMED
Shares sold	12,750,000	26,250,000
Shares redeemed	(10,850,000)	(33,250,000)

Net increase (decrease) in shares outstanding	1,900,000	(7,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$32.67	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.33	0.61	0.53	0.27
Net realized and unrealized gain[c]	0.87	2.26	3.07	2.10

Total from investment operations	1.20	2.87	3.60	2.37

Less distributions from:
Net investment income	(0.48)	(0.51)	(0.57)	(0.25)

Total distributions	(0.48)	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$33.39	$32.67	$30.31	$27.28

Total return	3.75%[d]	9.67%	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,099	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.09%	2.08%	1.90%	2.03%
Portfolio turnover rate[f]	4%	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.18	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.29	0.50	0.44	0.23
Net realized and unrealized gain[c]	0.64	3.76	3.65	2.62

Total from investment operations	0.93	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.29)	(0.50)	(0.41)	(0.18)

Total distributions	(0.29)	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$35.82	$35.18	$31.42	$27.74

Total return	2.67%[d]	13.77%	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$367,198	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.68%	1.61%	1.56%	1.67%
Portfolio turnover rate[f]	16%	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$30.22	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.36	0.68	0.58	0.33
Net realized and unrealized gain[c]	1.07	0.91	2.53	1.55

Total from investment operations	1.43	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.38)	(0.81)	(0.56)	(0.23)

Total distributions	(0.38)	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$31.27	$30.22	$29.44	$26.89

Total return	4.81%[d]	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,738	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.42%	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	16%	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$78.02	$73.86	$64.57	$43.48	$71.98	$77.44

Income from investment operations:
Net investment income[a]	0.76	1.36	1.21	1.10	1.33	1.38
Net realized and unrealized gain (loss)[b]	1.51	4.17	9.29	21.08	(28.60)	(5.51)

Total from investment operations	2.27	5.53	10.50	22.18	(27.27)	(4.13)

Less distributions from:
Net investment income	(0.77)	(1.37)	(1.21)	(1.09)	(1.23)	(1.33)

Total distributions	(0.77)	(1.37)	(1.21)	(1.09)	(1.23)	(1.33)

Net asset value, end of period	$79.52	$78.02	$73.86	$64.57	$43.48	$71.98

Total return	2.96%[c]	7.70%	16.54%	51.34%	(38.21)%	(5.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,521,029	$6,912,836	$7,082,910	$5,378,740	$3,900,268	$3,710,393
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.99%	1.91%	1.83%	1.96%	2.38%	1.74%
Portfolio turnover rate[e]	3%	6%	7%	6%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$66.11	$60.47	$51.98	$35.31	$54.56	$55.59

Income from investment operations:
Net investment income[a]	0.49	0.84	0.74	0.69	0.64	0.59
Net realized and unrealized gain (loss)[b]	0.65	5.61	8.51	16.67	(19.27)	(1.05)

Total from investment operations	1.14	6.45	9.25	17.36	(18.63)	(0.46)

Less distributions from:
Net investment income	(0.48)	(0.81)	(0.76)	(0.69)	(0.62)	(0.57)

Total distributions	(0.48)	(0.81)	(0.76)	(0.69)	(0.62)	(0.57)

Net asset value, end of period	$66.77	$66.11	$60.47	$51.98	$35.31	$54.56

Total return	1.75%[c]	10.83%	18.01%	49.42%	(34.32)%	(0.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,576,052	$16,682,942	$13,573,606	$11,404,105	$8,425,956	$12,857,853
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.51%	1.41%	1.39%	1.53%	1.41%	1.00%
Portfolio turnover rate[e]	16%	19%	24%	19%	22%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$70.16	$68.67	$61.06	$40.74	$72.99	$83.15

Income from investment operations:
Net investment income[a]	0.81	1.51	1.34	1.24	1.80	1.99
Net realized and unrealized gain (loss)[b]	2.01	1.49	7.60	20.30	(32.31)	(10.19)

Total from investment operations	2.82	3.00	8.94	21.54	(30.51)	(8.20)

Less distributions from:
Net investment income	(0.79)	(1.51)	(1.33)	(1.22)	(1.74)	(1.96)

Total distributions	(0.79)	(1.51)	(1.33)	(1.22)	(1.74)	(1.96)

Net asset value, end of period	$72.19	$70.16	$68.67	$61.06	$40.74	$72.99

Total return	4.07%[c]	4.60%	14.95%	53.28%	(42.35)%	(10.09)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,030,678	$12,257,469	$12,027,603	$9,263,159	$6,164,690	$8,327,632
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.35%	2.32%	2.17%	2.33%	3.16%	2.41%
Portfolio turnover rate[e]	16%	21%	24%	24%	22%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$82.84	$84.22	$67.85	$42.25	$68.58	$79.47

Income from investment operations:
Net investment income[a]	0.64	1.08	0.84	0.74	0.96	0.94
Net realized and unrealized gain (loss)[b]	0.70	(1.35)	16.42	25.61	(26.38)	(11.10)

Total from investment operations	1.34	(0.27)	17.26	26.35	(25.42)	(10.16)

Less distributions from:
Net investment income	(0.71)	(1.11)	(0.89)	(0.75)	(0.91)	(0.72)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.71)	(1.11)	(0.89)	(0.75)	(0.91)	(0.73)

Net asset value, end of period	$83.47	$82.84	$84.22	$67.85	$42.25	$68.58

Total return	1.65%[c]	(0.18)%	25.68%	62.62%	(37.33)%	(12.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,363,155	$14,870,314	$17,632,155	$13,243,794	$7,835,703	$10,331,479
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.59%	1.40%	1.18%	1.28%	1.68%	1.21%
Portfolio turnover rate[e]	13%	21%	20%	22%	21%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$95.38	$95.40	$73.31	$46.05	$72.89	$80.63

Income from investment operations:
Net investment income[a]	0.43	0.64	0.50	0.41	0.51	0.51
Net realized and unrealized gain (loss)[b]	0.33	0.01	22.12	27.27	(26.84)	(7.73)

Total from investment operations	0.76	0.65	22.62	27.68	(26.33)	(7.22)

Less distributions from:
Net investment income	(0.44)	(0.67)	(0.53)	(0.42)	(0.51)	(0.48)
Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.44)	(0.67)	(0.53)	(0.42)	(0.51)	(0.52)

Net asset value, end of period	$95.70	$95.38	$95.40	$73.31	$46.05	$72.89

Total return	0.81%[c]	0.75%	31.01%	60.21%	(36.24)%	(9.03)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,866,406	$4,106,038	$4,431,547	$3,497,006	$2,157,371	$2,638,494
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.94%	0.73%	0.64%	0.65%	0.83%	0.62%
Portfolio turnover rate[e]	27%	37%	36%	36%	47%	32%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$73.02	$75.44	$63.84	$39.48	$66.07	$80.91

Income from investment operations:
Net investment income[a]	0.76	1.36	1.06	0.96	1.31	1.34
Net realized and unrealized gain (loss)[b]	1.01	(2.39)	11.78	24.40	(26.58)	(14.89)

Total from investment operations	1.77	(1.03)	12.84	25.36	(25.27)	(13.55)

Less distributions from:
Net investment income	(0.82)	(1.39)	(1.24)	(1.00)	(1.32)	(1.29)

Total distributions	(0.82)	(1.39)	(1.24)	(1.00)	(1.32)	(1.29)

Net asset value, end of period	$73.97	$73.02	$75.44	$63.84	$39.48	$66.07

Total return	2.47%[c]	(1.20)%	20.42%	64.65%	(38.70)%	(16.94)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,227,515	$4,034,310	$4,696,369	$4,190,927	$2,556,631	$3,323,412
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.14%	1.98%	1.62%	1.79%	2.39%	1.77%
Portfolio turnover rate[e]	24%	32%	32%	38%	32%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell Top 200	Non-diversified
Russell Top 200 Growth	Non-diversified
Russell Top 200 Value	Non-diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares Index Fund	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Top 200
Assets:
Common Stocks	$54,999,904	$—	$—	$54,999,904
Short-Term Investments	41,526	—	—	41,526
Liabilities:
Short Positions	(25,973)	—	—	(25,973)

	$55,015,457	$—	$—	$55,015,457

Russell Top 200 Growth
Assets:
Common Stocks	$366,538,271	$—	$—	$366,538,271
Short-Term Investments	326,703	—	—	326,703

	$366,864,974	$—	$—	$366,864,974

Russell Top 200 Value
Assets:
Common Stocks	$79,596,784	$—	$—	$79,596,784
Short-Term Investments	45,534	—	—	45,534
Liabilities:
Short Positions	(75,617)	—	—	(75,617)

	$79,566,701	$—	$—	$79,566,701

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell 1000
Assets:
Common Stocks	$6,505,310,169	$—	$—	$6,505,310,169
Rights	57,491	—	—	57,491
Short-Term Investments	185,511,485	—	—	185,511,485
Futures Contracts[a]	16,809	—	—	16,809
Liabilities:
Futures Contracts[a]	(25,455)	—	—	(25,455)

	$6,690,870,499	$—	$—	$6,690,870,499

Russell 1000 Growth
Assets:
Common Stocks	$16,548,422,836	$—	$—	$16,548,422,836
Rights	40,241	—	—	40,241
Short-Term Investments	765,702,652	—	—	765,702,652

	$17,314,165,729	$—	$—	$17,314,165,729

Russell 1000 Value
Assets:
Common Stocks	$13,007,132,845	$—	$—	$13,007,132,845
Rights	185,850	—	—	185,850
Short-Term Investments	399,997,522	—	—	399,997,522

	$13,407,316,217	$—	$—	$13,407,316,217

Russell 2000
Assets:
Common Stocks	$18,355,629,335	$23,695,885	$2,772	$18,379,327,992
Investment Companies	2,284,605	—	—	2,284,605
Warrants	—	1	—	1
Short-Term Investments	3,005,573,071	—	—	3,005,573,071

	$21,363,487,011	$23,695,886	$2,772	$21,387,185,669

Russell 2000 Growth
Assets:
Common Stocks	$3,871,151,720	$10,165,431	$4	$3,881,317,155
Warrants	—	1	—	1
Short-Term Investments	713,992,779	—	—	713,992,779

	$4,585,144,499	$10,165,432	$4	$4,595,309,935

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell 2000 Value
Assets:
Common Stocks	$4,220,046,133	$8,489	$1,735	$4,220,056,357
Investment Companies	1,049,975	—	—	1,049,975
Short-Term Investments	686,670,077	—	—	686,670,077

	$4,907,766,185	$8,489	$1,735	$4,907,776,409

[a]	Futures Contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statement of Operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20
Russell 1000 Value	0.20

Effective June 30, 2012, for its investment advisory services to each of the iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund, BFA is entitled to an annual investment advisory fee of 0.20%, 0.25% and 0.25%, respectively, based on each Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.19%, 0.2375% and 0.2375%, respectively, on each Fund’s allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.20%, 0.25% and 0.25%, respectively, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities,

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$414,235
Russell 1000 Growth	1,341,091
Russell 1000 Value	648,350
Russell 2000	12,482,228
Russell 2000 Growth	4,182,418
Russell 2000 Value	2,285,518

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	1,067	1,707	(2,100)	674	$120,174	$3,672	$(22,885)
PNC Financial Services Group Inc. (The)	6,546	8,874	(12,625)	2,795	176,364	5,046	(14,674)

					$296,538	$8,718	$(37,559)

Russell Top 200 Growth
BlackRock Inc.	2,813	2,075	(116)	4,772	$850,848	$11,480	$(1,596)

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200 Value
BlackRock Inc.	563	1,036	(689)	910	$162,253	$2,298	$(124)
PNC Financial Services Group Inc. (The)	6,820	9,693	(8,375)	8,138	513,508	9,033	26,924

					$675,761	$11,331	$26,800

Russell 1000
BlackRock Inc.	40,964	21,282	(5,587)	56,659	$10,102,300	$146,108	$(27,676)
PNC Financial Services Group Inc. (The)	251,867	9,257	(26,427)	234,697	14,809,381	197,390	94,044

					$24,911,681	$343,498	$66,368

Russell 1000 Growth
BlackRock Inc.	96,146	76,107	(16,381)	155,872	$27,791,978	$373,443	$62,180

Russell 1000 Value
BlackRock Inc.	74,452	35,394	(6,112)	103,734	$18,495,772	$265,716	$9,672
PNC Financial Services Group Inc. (The)	906,781	98,025	(78,155)	926,651	58,471,678	722,246	67,221

					$76,967,450	$987,962	$76,893

Russell 2000
BlackRock Kelso Capital Corp.	875,995	—	—	875,995	$8,514,671	$455,517	$—
PennyMac Mortgage Investment Trust	363,630	1,963,891	(1,431,340)	896,181	20,943,750	493,637	2,027,174

					$29,458,421	$949,154	$2,027,174

Russell 2000 Value
BlackRock Kelso Capital Corp.	482,823	—	—	482,823	$4,693,039	$251,068	$—
PennyMac Mortgage Investment Trust	197,785	269,212	(59,064)	407,933	9,533,394	257,930	148,121

					$14,226,433	$508,998	$148,121

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$4,346,702	$3,848,961
Russell Top 200 Growth	55,525,422	55,468,909
Russell Top 200 Value	11,470,538	11,485,117
Russell 1000	223,102,340	228,166,043
Russell 1000 Growth	2,636,011,557	2,641,208,324
Russell 1000 Value	1,927,428,528	1,921,362,742
Russell 2000	2,095,348,986	2,019,218,743
Russell 2000 Growth	1,039,317,058	1,021,316,527
Russell 2000 Value	946,140,032	941,861,564

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$167,465,113	$235,157,524
Russell Top 200 Growth	19,132,646	6,686,615
Russell Top 200 Value	89,350,872	76,358,020
Russell 1000	170,031,635	657,338,281
Russell 1000 Growth	1,724,870,117	1,976,146,569
Russell 1000 Value	1,098,396,674	684,935,876
Russell 2000	43,490,737,593	40,070,499,174
Russell 2000 Growth	988,962,319	1,238,346,697
Russell 2000 Value	906,299,319	758,529,199

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012 the Fund’s fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$80,029	$—	$—	$—	$—	$—	$—	$6,757	$86,786
Russell Top 200 Growth	7,246,880	—	—	—	—	—	—	3,894,801	11,141,681
Russell Top 200 Value	855,163	—	—	—	—	—	—	3,410,225	4,265,388
Russell 1000	20,477,040	—	3,566,065	707,111	—	56,902,659	198,974,722	9,763,988	290,391,585
Russell 1000 Growth	227,385,666	16,440,477	76,953,145	38,155,726	—	659,755,548	1,537,593,620	398,954,951	2,955,239,133
Russell 1000 Value	—	—	—	—	—	200,861,784	1,093,415,117	147,982,939	1,442,259,840
Russell 2000	386,324,366	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,192,565,684
Russell 2000 Growth	58,611,900	24,718,345	39,417,433	—	10,051,978	291,496,992	592,964,832	276,373,290	1,293,634,770
Russell 2000 Value	—	—	—	—	—	53,497,674	571,795,686	113,368,565	738,661,925

[a]	Must be utilized prior to losses subject to expiration.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$54,735,691	$2,608,965	$(2,303,226)	$305,739
Russell Top 200 Growth	320,398,657	51,825,560	(5,359,243)	46,466,317
Russell Top 200 Value	80,142,430	4,920,014	(5,420,126)	(500,112)
Russell 1000	6,660,235,197	911,268,502	(880,624,554)	30,643,948
Russell 1000 Growth	14,747,693,692	2,968,009,900	(401,537,863)	2,566,472,037
Russell 1000 Value	13,396,030,862	1,547,139,971	(1,535,854,616)	11,285,355
Russell 2000	25,284,754,279	179,028,296	(4,076,596,906)	(3,897,568,610)
Russell 2000 Growth	4,670,798,074	360,275,662	(435,763,801)	(75,488,139)
Russell 2000 Value	5,275,709,910	326,942,331	(694,875,832)	(367,933,501)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by iShares Russell 1000 Index Fund as of September 30, 2012 and the related locations in the Statement of Assets and Liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$16,809

[a]

Represents cumulative appreciation of futures contracts as reported in the Summary Schedule of Investments. Only current day’s variation margin is reported separately within the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[b]	$(25,455)

[b]

Represents cumulative depreciation of futures contracts as reported in the Summary Schedule of Investments. Only current day’s variation margin is reported separately within the Statements of Assets and Liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by iShares Russell 1000 Index Fund during the six months ended September 30, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,138,763	$(8,646)

For the six months ended September 30, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Russell 1000 Index Fund was 174 and $12,348,607 respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, and iShares Russell 1000 Value Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, and iShares Russell 1000 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for a breakpoint in the Funds’ investment advisory fee rates as the aggregate assets of certain iShares Funds, including the Funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.48229	$—	$0.00145	$0.48374	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.28849	—	0.00090	0.28939	100	—	0	[a]	100
Russell Top 200 Value	0.38389	—	0.00015	0.38404	100	—	0	[a]	100
Russell 1000	0.75900	—	0.00635	0.76535	99	—	1		100
Russell 1000 Growth	0.47657	—	0.00239	0.47896	99	—	1		100
Russell 1000 Value	0.78386	—	0.00872	0.79258	99	—	1		100
Russell 2000	0.58529	—	0.12350	0.70879	83	—	17		100
Russell 2000 Growth	0.42100	—	0.01473	0.43573	97	—	3		100
Russell 2000 Value	0.70199	—	0.11316	0.81515	86	—	14		100

[a]	Rounds to less than 1%.

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-35-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares Russell 3000 Index Fund  |  IWV  |  NYSE Arca

iShares Russell 3000 Growth Index Fund  |  IWZ  |  NYSE Arca

iShares Russell 3000 Value Index Fund  |  IWW  |  NYSE Arca

iShares Russell Microcap Index Fund  |  IWC  |  NYSE Arca

iShares Russell Midcap Index Fund   |  IWR  |  NYSE Arca

iShares Russell Midcap Growth Index Fund  |  IWP  |  NYSE Arca

iShares Russell Midcap Value Index Fund  |  IWS  |  NYSE Arca

Fund Performance Overview

iSHARES® RUSSELL 3000 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.96%	29.81%	30.20%	1.19%	1.17%	1.30%	8.34%	8.35%	8.49%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.96%	29.81%	30.20%	6.11%	6.00%	6.69%	122.70%	122.97%	125.85%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the broad U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.82%, net of fees, while the total return for the Index was 2.89%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	20.94%
Financial	16.27
Technology	13.86
Communications	10.90
Industrial	10.68
Energy	10.17
Consumer Cyclical	9.95
Basic Materials	3.54
Utilities	3.48
Diversified	0.04
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	3.93%
Exxon Mobil Corp.	2.69
General Electric Co.	1.51
Chevron Corp.	1.45
International Business Machines Corp.	1.42
Microsoft Corp.	1.41
AT&T Inc.	1.39
Google Inc. Class A	1.23
Procter & Gamble Co. (The)	1.20
Johnson & Johnson	1.19

TOTAL	17.42%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.06%	28.94%	29.35%	3.02%	3.00%	3.22%	8.33%	8.35%	8.57%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.06%	28.94%	29.35%	16.02%	15.93%	17.16%	122.65%	122.95%	127.50%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 1.64%, net of fees, while the total return for the Index was 1.75%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	24.87%
Technology	24.28
Consumer Cyclical	13.52
Communications	12.47
Industrial	11.68
Financial	5.20
Energy	4.29
Basic Materials	3.48
Utilities	0.09
Diversified	0.02
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Apple Inc.	7.97%
International Business Machines Corp.	2.89
Microsoft Corp.	2.86
Google Inc. Class A	2.49
Coca-Cola Co. (The)	1.88
Philip Morris International Inc.	1.80
Verizon Communications Inc.	1.65
Oracle Corp.	1.54
PepsiCo Inc.	1.41
QUALCOMM Inc.	1.37

TOTAL	25.86%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL 3000 VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.71%	30.68%	31.05%	(0.86)%	(0.87)%	(0.72)%	8.06%	8.08%	8.28%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.71%	30.68%	31.05%	(4.25)%	(4.29)%	(3.55)%	117.16%	117.49%	121.55%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 3.94%, net of fees, while the total return for the Index was 4.03%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	27.06%
Consumer Non-Cyclical	17.14
Energy	15.90
Industrial	9.71
Communications	9.39
Utilities	6.78
Consumer Cyclical	6.48
Technology	3.72
Basic Materials	3.60
Diversified	0.05
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.32%
General Electric Co.	2.99
Chevron Corp.	2.86
AT&T Inc.	2.75
Pfizer Inc.	2.31
Procter & Gamble Co. (The)	2.19
Wells Fargo & Co.	2.10
Berkshire Hathaway Inc. Class B	1.95
J.P. Morgan Chase & Co.	1.92
Johnson & Johnson	1.82

TOTAL	26.21%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.07%	36.56%	36.25%	(0.68)%	(0.65)%	(0.12)%	1.72%	1.73%	2.45%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.07%	36.56%	36.25%	(3.37)%	(3.19)%	(0.62)%	12.92%	12.98%	18.85%

Index performance reflects the Russell Microcap XTM Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index is a float-adjusted capitalization weighted index and measures the performance of the microcap sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 3.72%, net of fees, while the total return for the Index was 3.82%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector/Investment Type	Percentage of Net Assets

Financial	27.83%
Consumer Non-Cyclical	23.44
Industrial	12.30
Consumer Cyclical	10.09
Communications	9.13
Technology	8.05
Energy	3.95
Basic Materials	3.58
Utilities	1.32
Diversified	0.09
Investment Companies	0.06
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Sunrise Senior Living Inc.	0.33%
Colony Financial Inc.	0.32
Affymax Inc.	0.31
Rigel Pharmaceuticals Inc.	0.30
Blucora Inc.	0.29
Smart Balance Inc.	0.29
Smith & Wesson Holding Corp.	0.29
Exact Sciences Corp.	0.28
Triangle Capital Corp.	0.28
Ellie Mae Inc.	0.28

TOTAL	2.97%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® RUSSELL MIDCAP INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.83%	27.68%	28.03%	2.12%	2.11%	2.24%	11.02%	11.01%	11.18%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.83%	27.68%	28.03%	11.08%	11.02%	11.71%	184.47%	184.19%	188.55%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index is a float-adjusted, capitalization weighted index and measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 0.88%, net of fees, while the total return for the Index was 0.94%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	19.13%
Consumer Non-Cyclical	18.48
Consumer Cyclical	14.65
Industrial	12.16
Technology	9.46
Communications	7.71
Energy	7.45
Utilities	5.64
Basic Materials	5.06
Diversified	0.11
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Alexion Pharmaceuticals Inc.	0.52%
Crown Castle International Corp.	0.44
HCP Inc.	0.44
Marathon Petroleum Corp.	0.44
Ventas Inc.	0.42
Whole Foods Market Inc.	0.42
H.J. Heinz Co.	0.42
Valero Energy Corp.	0.41
PPG Industries Inc.	0.41
Intuit Inc.	0.41

TOTAL	4.33%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.43%	26.37%	26.69%	2.34%	2.33%	2.54%	10.87%	10.87%	11.11%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.43%	26.37%	26.69%	12.24%	12.22%	13.34%	180.54%	180.52%	186.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
The iShares Russell Midcap Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Index”). The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and includes securities of Russell MidCap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was (0.65)%, net of fees, while the total return for the Index was (0.56)%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	24.32%
Consumer Cyclical	21.72
Industrial	13.22
Technology	12.30
Communications	10.46
Financial	6.42
Energy	5.89
Basic Materials	5.20
Utilities	0.25
Diversified	0.05
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Alexion Pharmaceuticals Inc.	1.10%
Crown Castle International Corp.	0.94
Whole Foods Market Inc.	0.89
PPG Industries Inc.	0.87
Intuit Inc.	0.86
T. Rowe Price Group Inc.	0.81
Liberty Global Inc. Series A	0.80
McGraw-Hill Companies Inc. (The)	0.76
Discovery Communications Inc. Series A	0.76
Lorillard Inc.	0.76

TOTAL	8.55%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.01%	28.89%	29.28%	1.61%	1.61%	1.73%	10.78%	10.78%	10.96%

Cumulative Total Returns
Year Ended 9/30/12			Five Years Ended 9/30/12			Ten Years Ended 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.01%	28.89%	29.28%	8.32%	8.29%	8.98%	178.43%	178.39%	182.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Index”). The Index measures the performance of the mid-capitalization value sector of the U.S. equity market and includes securities of Russell MidCap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 2.26%, net of fees, while the total return for the Index was 2.35%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	30.38%
Consumer Non-Cyclical	13.28
Industrial	11.22
Utilities	10.42
Energy	8.84
Consumer Cyclical	8.38
Technology	6.94
Communications	5.26
Basic Materials	4.94
Diversified	0.15
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Marathon Petroleum Corp.	0.82%
Ventas Inc.	0.80
Valero Energy Corp.	0.78
HCP Inc.	0.77
PPL Corp.	0.75
Sprint Nextel Corp.	0.73
Annaly Capital Management Inc.	0.73
Prologis Inc.	0.71
Eaton Corp.	0.71
International Paper Co.	0.70

TOTAL	7.50%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Russell 3000
Actual	$1,000.00	$1,028.20	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,016.40	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 3000 Value
Actual	1,000.00	1,039.40	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Microcap
Actual	1,000.00	1,037.20	0.60	3.06
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Russell Midcap
Actual	$1,000.00	$1,008.80	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	993.50	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,022.60	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$5,296,409	0.14%

		5,296,409	0.14
AEROSPACE & DEFENSE
United Technologies Corp.	210,300	16,464,387	0.45
Other securities[a]		42,394,108	1.16

		58,858,495	1.61
AGRICULTURE
Altria Group Inc.	469,574	15,679,076	0.43
Philip Morris International Inc.	393,641	35,404,071	0.97
Other securities[a]		14,189,285	0.38

		65,272,432	1.78
AIRLINES
Other securities[a]		7,333,145	0.20

		7,333,145	0.20
APPAREL
Other securities[a]		24,182,113	0.66

		24,182,113	0.66
AUTO MANUFACTURERS
Other securities[a]		17,264,376	0.47

		17,264,376	0.47
AUTO PARTS & EQUIPMENT
Other securities[a]		15,053,164	0.41

		15,053,164	0.41
BANKS
Bank of America Corp.	2,487,051	21,960,660	0.60
Citigroup Inc.	676,691	22,141,330	0.60
J.P. Morgan Chase & Co.	878,561	35,564,149	0.97
PNC Financial Services Group Inc. (The)[b]	122,012	7,698,957	0.21
U.S. Bancorp	437,126	14,993,422	0.41
Wells Fargo & Co.	1,130,787	39,046,075	1.07
Other securities[a]		92,294,521	2.51

		233,699,114	6.37
BEVERAGES
Coca-Cola Co. (The)	896,572	34,006,976	0.93

Security	Shares	Value	% of Net Assets

PepsiCo Inc.	360,950	$25,544,432	0.70%
Other securities[a]		14,337,071	0.39

		73,888,479	2.02
BIOTECHNOLOGY
Amgen Inc.	179,463	15,132,320	0.41
Other securities[a]		51,789,821	1.42

		66,922,141	1.83
BUILDING MATERIALS
Other securities[a]		8,067,891	0.22

		8,067,891	0.22
CHEMICALS
Other securities[a]		87,075,300	2.37

		87,075,300	2.37
COAL
Other securities[a]		4,661,081	0.13

		4,661,081	0.13
COMMERCIAL SERVICES
Other securities[a]		66,228,115	1.81

		66,228,115	1.81
COMPUTERS
Apple Inc.	215,829	144,014,059	3.93
EMC Corp.[c]	484,535	13,213,269	0.36
International Business Machines Corp.	251,565	52,187,159	1.42
Other securities[a]		52,596,830	1.44

		262,011,317	7.15
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	632,407	43,863,749	1.20
Other securities[a]		17,045,525	0.46

		60,909,274	1.66
DISTRIBUTION & WHOLESALE
Other securities[a]		15,322,490	0.42

		15,322,490	0.42
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	231,043	13,137,105	0.36
BlackRock Inc.[b]	29,337	5,230,787	0.14
Visa Inc. Class A	120,582	16,191,751	0.44
Other securities[a]		47,844,491	1.31

		82,404,134	2.25

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$109,928,632	3.00%

		109,928,632	3.00
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,624,284	0.45

		16,624,284	0.45
ELECTRONICS
Other securities[a]		44,188,716	1.20

		44,188,716	1.20
ENERGY — ALTERNATE SOURCES
Other securities[a]		574,388	0.02

		574,388	0.02
ENGINEERING & CONSTRUCTION
Other securities[a]		9,835,740	0.27

		9,835,740	0.27
ENTERTAINMENT
Other securities[a]		6,955,952	0.19

		6,955,952	0.19
ENVIRONMENTAL CONTROL
Other securities[a]		10,918,802	0.30

		10,918,802	0.30
FOOD
Kraft Foods Inc. Class A	409,154	16,918,518	0.46
Other securities[a]		48,167,608	1.32

		65,086,126	1.78
FOREST PRODUCTS & PAPER
Other securities[a]		7,510,195	0.20

		7,510,195	0.20
GAS
Other securities[a]		14,398,932	0.39

		14,398,932	0.39
HAND & MACHINE TOOLS
Other securities[a]		6,398,482	0.17

		6,398,482	0.17
HEALTH CARE — PRODUCTS
Other securities[a]		74,231,068	2.02

		74,231,068	2.02
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	239,411	13,265,763	0.36

Security	Shares	Value	% of Net Assets

Other securities[a]		$34,048,187	0.93%

		47,313,950	1.29
HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	15,894	154,490	0.00
Other securities[a]		6,065,415	0.17

		6,219,905	0.17
HOME BUILDERS
Other securities[a]		8,089,368	0.22

		8,089,368	0.22
HOME FURNISHINGS
Other securities[a]		4,149,311	0.11

		4,149,311	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		16,020,288	0.44

		16,020,288	0.44
HOUSEWARES
Other securities[a]		1,930,153	0.05

		1,930,153	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	411,027	36,252,581	0.99
Other securities[a]		98,732,038	2.69

		134,984,619	3.68
INTERNET
Amazon.com Inc.[c]	83,479	21,230,379	0.58
eBay Inc.[c]	267,255	12,937,815	0.35
Google Inc. Class Ac	59,755	45,085,147	1.23
Other securities[a]		42,031,273	1.15

		121,284,614	3.31
IRON & STEEL
Other securities[a]		8,274,100	0.23

		8,274,100	0.23
LEISURE TIME
Other securities[a]		9,687,562	0.26

		9,687,562	0.26
LODGING
Other securities[a]		15,592,967	0.43

		15,592,967	0.43

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Caterpillar Inc.	150,589	$12,956,678	0.35%
Other securities[a]		32,343,637	0.89

		45,300,315	1.24
MANUFACTURING
3M Co.	160,100	14,796,442	0.40
General Electric Co.	2,445,416	55,535,397	1.51
Other securities[a]		45,126,135	1.24

		115,457,974	3.15
MEDIA
Comcast Corp. Class A	619,738	22,168,028	0.60
Walt Disney Co. (The)	412,486	21,564,768	0.59
Other securities[a]		77,061,908	2.10

		120,794,704	3.29
METAL FABRICATE & HARDWARE
Other securities[a]		9,189,206	0.25

		9,189,206	0.25
MINING
Other securities[a]		26,769,361	0.73

		26,769,361	0.73
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,832,847	0.08

		2,832,847	0.08
OFFICE FURNISHINGS
Other securities[a]		1,041,166	0.03

		1,041,166	0.03
OIL & GAS
Chevron Corp.	455,282	53,067,670	1.45
ConocoPhillips	291,825	16,686,553	0.46
Exxon Mobil Corp.	1,079,292	98,701,253	2.69
Occidental Petroleum Corp.	187,162	16,107,162	0.44
Other securities[a]		109,500,124	2.98

		294,062,762	8.02
OIL & GAS SERVICES
Schlumberger Ltd.	307,744	22,259,123	0.61
Other securities[a]		35,041,624	0.95

		57,300,747	1.56
PACKAGING & CONTAINERS
Other securities[a]		8,811,175	0.24

		8,811,175	0.24

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Abbott Laboratories	363,105	$24,894,479	0.68%
Bristol-Myers Squibb Co.	389,745	13,153,894	0.36
Johnson & Johnson	633,880	43,680,671	1.19
Merck & Co. Inc.	701,984	31,659,478	0.86
Pfizer Inc.	1,728,233	42,946,590	1.17
Other securities[a]		75,483,547	2.06

		231,818,659	6.32
PIPELINES
Other securities[a]		16,259,718	0.44

		16,259,718	0.44
REAL ESTATE
Other securities[a]		4,604,174	0.13

		4,604,174	0.13
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	13,655	319,117	0.01
Other securities[a]		126,624,910	3.45

		126,944,027	3.46
RETAIL
CVS Caremark Corp.	295,703	14,317,939	0.39
Home Depot Inc. (The)	353,256	21,326,065	0.58
McDonald’s Corp.	234,519	21,517,118	0.59
Wal-Mart Stores Inc.	390,065	28,786,797	0.79
Other securities[a]		145,635,657	3.97

		231,583,576	6.32
SAVINGS & LOANS
Other securities[a]		8,550,069	0.23

		8,550,069	0.23
SEMICONDUCTORS
Intel Corp.	1,161,105	26,333,861	0.72
QUALCOMM Inc.	395,647	24,723,981	0.67
Other securities[a]		52,314,090	1.43

		103,371,932	2.82
SHIPBUILDING
Other securities[a]		480,253	0.01

		480,253	0.01
SOFTWARE
Microsoft Corp.	1,737,298	51,736,734	1.41
Oracle Corp.	881,808	27,768,134	0.76

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$60,162,710	1.64%

		139,667,578	3.81
STORAGE & WAREHOUSING
Other securities[a]		203,317	0.01

		203,317	0.01
TELECOMMUNICATIONS
AT&T Inc.	1,353,193	51,015,376	1.39
Cisco Systems Inc.	1,236,254	23,600,089	0.64
Verizon Communications Inc.	655,673	29,879,019	0.82
Other securities[a]		47,902,453	1.31

		152,396,937	4.16
TEXTILES
Other securities[a]		2,494,488	0.07

		2,494,488	0.07
TOYS, GAMES & HOBBIES
Other securities[a]		3,996,910	0.11

		3,996,910	0.11
TRANSPORTATION
Union Pacific Corp.	109,903	13,045,486	0.36
Other securities[a]		43,490,037	1.18

		56,535,523	1.54
TRUCKING & LEASING
Other securities[a]		1,088,897	0.03

		1,088,897	0.03
VENTURE CAPITAL
Other securities[a]		228,708	0.01

		228,708	0.01
WATER
Other securities[a]		3,147,883	0.09

		3,147,883	0.09

TOTAL COMMON STOCKS
(Cost: $3,613,136,049)		3,659,580,530	99.83

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		34,531	0.00

		34,531	0.00

TOTAL INVESTMENT COMPANIES
(Cost: $37,440)		34,531	0.00

Security	Shares	Value	% of Net Assets

RIGHTS

INTERNET
Other securities[a]		$28,082	0.00%

		28,082	0.00

TOTAL RIGHTS
(Cost: $16,099)		28,082	0.00

WARRANTS

OIL & GAS
Other securities[a]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		—	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [b,d,e]	121,934,312	121,934,312	3.33
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [b,d,e]	8,586,602	8,586,602	0.23
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09% [b,d]	3,695,919	3,695,919	0.10

		134,216,833	3.66

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,216,833)		134,216,833	3.66

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,747,406,421)		3,793,859,976	103.49
Other Assets, Less Liabilities		(127,989,823)	(3.49)

NET ASSETS		$3,665,870,153	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$786,298	0.22%

		786,298	0.22
AEROSPACE & DEFENSE
Boeing Co. (The)	30,747	2,140,606	0.60
United Technologies Corp.	41,445	3,244,729	0.91
Other securities[a]		2,188,865	0.61

		7,574,200	2.12
AGRICULTURE
Altria Group Inc.	71,812	2,397,803	0.67
Philip Morris International Inc.	71,327	6,415,150	1.80
Other securities[a]		998,612	0.28

		9,811,565	2.75
AIRLINES
Other securities[a]		952,090	0.27

		952,090	0.27
APPAREL
Nike Inc. Class B	16,459	1,562,124	0.44
Other securities[a]		2,919,011	0.82

		4,481,135	1.26
AUTO MANUFACTURERS
Other securities[a]		256,117	0.07

		256,117	0.07
AUTO PARTS & EQUIPMENT
Other securities[a]		1,379,073	0.39

		1,379,073	0.39
BANKS
Other securities[a]		195,598	0.05

		195,598	0.05
BEVERAGES
Coca-Cola Co. (The)	176,774	6,705,038	1.88
PepsiCo Inc.	71,188	5,037,975	1.41
Other securities[a]		1,433,366	0.41

		13,176,379	3.70
BIOTECHNOLOGY
Amgen Inc.	35,367	2,982,145	0.84
Biogen Idec Inc.[b]	10,903	1,627,055	0.46
Celgene Corp.[b]	20,052	1,531,973	0.43

Security	Shares	Value	% of Net Assets

Gilead Sciences Inc.[b]	34,442	$2,284,538	0.64%
Other securities[a]		4,084,387	1.14

		12,510,098	3.51
BUILDING MATERIALS
Other securities[a]		806,815	0.23

		806,815	0.23
CHEMICALS
E.I. du Pont de Nemours and Co.	42,608	2,141,904	0.60
Monsanto Co.	24,256	2,207,781	0.62
Other securities[a]		6,892,734	1.93

		11,242,419	3.15
COAL
Other securities[a]		36,286	0.01

		36,286	0.01
COMMERCIAL SERVICES
MasterCard Inc. Class A	4,930	2,225,796	0.62
Other securities[a]		7,992,020	2.25

		10,217,816	2.87
COMPUTERS
Accenture PLC Class A	29,298	2,051,739	0.58
Apple Inc.	42,539	28,384,573	7.97
EMC Corp.[b]	95,488	2,603,958	0.73
International Business Machines Corp.	49,593	10,288,068	2.89
Other securities[a]		4,072,494	1.13

		47,400,832	13.30
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	19,899	2,133,571	0.60
Other securities[a]		1,572,978	0.44

		3,706,549	1.04
DISTRIBUTION & WHOLESALE
Other securities[a]		2,454,433	0.69

		2,454,433	0.69
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	29,299	1,665,941	0.47
BlackRock Inc.[c]	3,116	555,583	0.16
Visa Inc. Class A	23,765	3,191,164	0.90
Other securities[a]		2,905,864	0.80

		8,318,552	2.33

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$200,434	0.06%

		200,434	0.06
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		2,311,057	0.65

		2,311,057	0.65
ELECTRONICS
Honeywell International Inc.	35,433	2,117,122	0.59
Other securities[a]		2,868,644	0.81

		4,985,766	1.40
ENERGY — ALTERNATE SOURCES
Other securities[a]		79,534	0.02

		79,534	0.02
ENGINEERING & CONSTRUCTION
Other securities[a]		561,969	0.16

		561,969	0.16
ENTERTAINMENT
Other securities[a]		672,346	0.19

		672,346	0.19
ENVIRONMENTAL CONTROL
Other securities[a]		701,487	0.20

		701,487	0.20
FOOD
Other securities[a]		6,336,757	1.78

		6,336,757	1.78
FOREST PRODUCTS & PAPER
Other securities[a]		173,925	0.05

		173,925	0.05
GAS
Other securities[a]		62,072	0.02

		62,072	0.02
HAND & MACHINE TOOLS
Other securities[a]		247,925	0.07

		247,925	0.07
HEALTH CARE — PRODUCTS
Other securities[a]		8,007,062	2.25

		8,007,062	2.25

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
Other securities[a]		$1,844,523	0.52%

		1,844,523	0.52
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		57,443	0.02

		57,443	0.02
HOME BUILDERS
Other securities[a]		260,427	0.07

		260,427	0.07
HOME FURNISHINGS
Other securities[a]		256,452	0.07

		256,452	0.07
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,016,110	0.57

		2,016,110	0.57
HOUSEWARES
Other securities[a]		123,461	0.03

		123,461	0.03
INSURANCE
Other securities[a]		1,780,649	0.50

		1,780,649	0.50
INTERNET
Amazon.com Inc.[b]	16,450	4,183,564	1.17
eBay Inc.[b]	52,673	2,549,900	0.72
Google Inc. Class Ab	11,778	8,886,501	2.49
Other securities[a]		5,659,747	1.59

		21,279,712	5.97
IRON & STEEL
Other securities[a]		37,420	0.01

		37,420	0.01
LEISURE TIME
Other securities[a]		928,910	0.26

		928,910	0.26
LODGING
Other securities[a]		2,622,275	0.74

		2,622,275	0.74
MACHINERY
Caterpillar Inc.	29,673	2,553,065	0.72

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Deere & Co.	18,103	$1,493,316	0.42%
Other securities[a]		3,594,850	1.00

		7,641,231	2.14
MANUFACTURING
3M Co.	28,367	2,621,678	0.74
Other securities[a]		4,210,526	1.18

		6,832,204	1.92
MEDIA
Comcast Corp. Class A	58,128	2,079,239	0.58
DIRECTV[b]	29,819	1,564,305	0.44
Walt Disney Co. (The)	29,939	1,565,211	0.44
Other securities[a]		7,298,184	2.05

		12,506,939	3.51
METAL FABRICATE & HARDWARE
Other securities[a]		1,377,203	0.39

		1,377,203	0.39
MINING
Other securities[a]		933,762	0.26

		933,762	0.26
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		65,963	0.02

		65,963	0.02
OFFICE FURNISHINGS
Other securities[a]		159,596	0.04

		159,596	0.04
OIL & GAS
Other securities[a]		5,519,293	1.55

		5,519,293	1.55
OIL & GAS SERVICES
Schlumberger Ltd.	60,710	4,391,154	1.23
Other securities[a]		3,006,303	0.85

		7,397,457	2.08
PACKAGING & CONTAINERS
Other securities[a]		750,305	0.21

		750,305	0.21
PHARMACEUTICALS
Abbott Laboratories	67,898	4,655,087	1.31
Bristol-Myers Squibb Co.	69,733	2,353,489	0.66
Express Scripts Holding Co.[b]	36,631	2,295,665	0.64

Security	Shares	Value	% of Net Assets

Johnson & Johnson	28,099	$1,936,302	0.54%
Other securities[a]		9,728,886	2.73

		20,969,429	5.88
PIPELINES
Other securities[a]		2,265,725	0.64

		2,265,725	0.64
REAL ESTATE
Other securities[a]		374,161	0.10

		374,161	0.10
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	11,590	1,759,478	0.49
Other securities[a]		6,039,802	1.70

		7,799,280	2.19
RETAIL
Costco Wholesale Corp.	19,705	1,972,963	0.55
Home Depot Inc. (The)	69,605	4,202,054	1.18
McDonald’s Corp.	46,211	4,239,859	1.19
Starbucks Corp.	34,530	1,752,398	0.49
TJX Companies Inc. (The)	33,728	1,510,677	0.42
Wal-Mart Stores Inc.	60,706	4,480,103	1.26
Other securities[a]		14,757,440	4.15

		32,915,494	9.24
SAVINGS & LOANS
Other securities[a]		61,558	0.02

		61,558	0.02
SEMICONDUCTORS
Intel Corp.	169,980	3,855,146	1.08
QUALCOMM Inc.	78,032	4,876,220	1.37
Other securities[a]		5,065,192	1.42

		13,796,558	3.87
SOFTWARE
Microsoft Corp.	342,447	10,198,072	2.86
Oracle Corp.	173,903	5,476,205	1.54
Other securities[a]		9,557,587	2.68

		25,231,864	7.08
STORAGE & WAREHOUSING
Other securities[a]		2,677	0.00

		2,677	0.00

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
Verizon Communications Inc.	129,295	$5,891,973	1.65%
Other securities[a]		3,961,657	1.11

		9,853,630	2.76
TEXTILES
Other securities[a]		93,097	0.03

		93,097	0.03
TOYS, GAMES & HOBBIES
Other securities[a]		626,829	0.18

		626,829	0.18
TRANSPORTATION
Union Pacific Corp.	21,658	2,570,805	0.72
United Parcel Service Inc. Class B	32,946	2,357,945	0.66
Other securities[a]		2,867,368	0.81

		7,796,118	2.19
TRUCKING & LEASING
Other securities[a]		44,776	0.01

		44,776	0.01
WATER
Other securities[a]		60,945	0.02

		60,945	0.02

TOTAL COMMON STOCKS
(Cost: $296,995,558)		355,930,065	99.90

RIGHTS

INTERNET
Other securities[a]		839	0.00

		839	0.00

TOTAL RIGHTS
(Cost: $411)		839	0.00

WARRANTS

OIL & GAS
Other securities[a]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		—	0.00

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	8,408,486	$8,408,486	2.36%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	592,125	592,125	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	384,915	384,915	0.11

		9,385,526	2.63

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,385,526)		9,385,526	2.63

TOTAL INVESTMENTS IN SECURITIES
(Cost: $306,381,495)		365,316,430	102.53
Other Assets, Less Liabilities		(9,022,881)	(2.53)

NET ASSETS		$356,293,549	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$238,785	0.07%

		238,785	0.07
AEROSPACE & DEFENSE
Other securities[a]		3,690,703	1.10

		3,690,703	1.10
AGRICULTURE
Other securities[a]		2,810,295	0.84

		2,810,295	0.84
AIRLINES
Other securities[a]		447,355	0.13

		447,355	0.13
APPAREL
Other securities[a]		269,251	0.08

		269,251	0.08
AUTO MANUFACTURERS
Ford Motor Co.	156,357	1,541,680	0.46
Other securities[a]		1,347,233	0.40

		2,888,913	0.86
AUTO PARTS & EQUIPMENT
Other securities[a]		1,452,483	0.43

		1,452,483	0.43
BANKS
Bank of America Corp.	449,288	3,967,213	1.18
Bank of New York Mellon Corp. (The)	49,700	1,124,214	0.34
Capital One Financial Corp.	24,185	1,378,787	0.41
Citigroup Inc.	122,243	3,999,791	1.19
Goldman Sachs Group Inc. (The)	20,504	2,330,895	0.69
J.P. Morgan Chase & Co.	158,716	6,424,824	1.92
PNC Financial Services Group Inc. (The)[b]	22,040	1,390,724	0.41
U.S. Bancorp	78,963	2,708,431	0.81
Wells Fargo & Co.	204,279	7,053,754	2.10
Other securities[a]		11,661,377	3.48

		42,040,010	12.53

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$1,268,269	0.38%

		1,268,269	0.38
BIOTECHNOLOGY
Other securities[a]		620,894	0.18

		620,894	0.18
BUILDING MATERIALS
Other securities[a]		714,143	0.21

		714,143	0.21
CHEMICALS
Dow Chemical Co. (The)	49,819	1,442,758	0.43
Other securities[a]		3,988,098	1.19

		5,430,856	1.62
COAL
Other securities[a]		807,669	0.24

		807,669	0.24
COMMERCIAL SERVICES
Other securities[a]		2,588,937	0.77

		2,588,937	0.77
COMPUTERS
Hewlett-Packard Co.	82,406	1,405,846	0.42
Other securities[a]		2,480,743	0.74

		3,886,589	1.16
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	105,906	7,345,640	2.19
Other securities[a]		260,235	0.08

		7,605,875	2.27
DISTRIBUTION & WHOLESALE
Other securities[a]		512,460	0.15

		512,460	0.15
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	2,474	441,114	0.13
Other securities[a]		6,841,296	2.04

		7,282,410	2.17
ELECTRIC
Dominion Resources Inc.	23,818	1,260,925	0.38
Duke Energy Corp.	29,337	1,901,038	0.57
Exelon Corp.	35,523	1,263,908	0.38
NextEra Energy Inc.	17,379	1,222,265	0.36

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Southern Co. (The)	36,205	$1,668,688	0.50%
Other securities[a]		12,363,162	3.68

		19,679,986	5.87
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		884,049	0.26

		884,049	0.26
ELECTRONICS
Other securities[a]		3,406,528	1.02

		3,406,528	1.02
ENERGY — ALTERNATE SOURCES
Other securities[a]		29,362	0.01

		29,362	0.01
ENGINEERING & CONSTRUCTION
Other securities[a]		1,258,532	0.38

		1,258,532	0.38
ENTERTAINMENT
Other securities[a]		635,575	0.19

		635,575	0.19
ENVIRONMENTAL CONTROL
Other securities[a]		1,320,765	0.39

		1,320,765	0.39
FOOD
Kraft Foods Inc. Class A	70,067	2,897,270	0.86
Other securities[a]		3,066,848	0.92

		5,964,118	1.78
FOREST PRODUCTS & PAPER
Other securities[a]		1,200,132	0.36

		1,200,132	0.36
GAS
Other securities[a]		2,538,761	0.76

		2,538,761	0.76
HAND & MACHINE TOOLS
Other securities[a]		929,917	0.28

		929,917	0.28
HEALTH CARE — PRODUCTS
Covidien PLC	19,070	1,133,139	0.34
Medtronic Inc.	40,592	1,750,327	0.52
Other securities[a]		3,190,947	0.95

		6,074,413	1.81

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
UnitedHealth Group Inc.	43,247	$2,396,316	0.71%
Other securities[a]		4,460,634	1.33

		6,856,950	2.04
HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	2,740	26,633	0.01
Other securities[a]		1,043,197	0.31

		1,069,830	0.32
HOME BUILDERS
Other securities[a]		1,213,959	0.36

		1,213,959	0.36
HOME FURNISHINGS
Other securities[a]		516,156	0.15

		516,156	0.15
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,042,927	0.31

		1,042,927	0.31
HOUSEWARES
Other securities[a]		235,586	0.07

		235,586	0.07
INSURANCE
Berkshire Hathaway Inc. Class Bc	74,251	6,548,938	1.95
MetLife Inc.	35,451	1,221,641	0.36
Other securities[a]		14,981,916	4.47

		22,752,495	6.78
INTERNET
Other securities[a]		2,395,508	0.71

		2,395,508	0.71
IRON & STEEL
Other securities[a]		1,461,184	0.44

		1,461,184	0.44
LEISURE TIME
Other securities[a]		897,672	0.27

		897,672	0.27
LODGING
Other securities[a]		412,369	0.12

		412,369	0.12
MACHINERY
Other securities[a]		1,170,969	0.35

		1,170,969	0.35

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
General Electric Co.	441,778	$10,032,778	2.99%
Other securities[a]		4,560,193	1.36

		14,592,971	4.35
MEDIA
Comcast Corp. Class A	58,654	2,098,054	0.63
News Corp. Class A NVS	57,265	1,404,710	0.42
Time Warner Inc.	40,008	1,813,563	0.54
Walt Disney Co. (The)	47,090	2,461,865	0.73
Other securities[a]		2,592,721	0.77

		10,370,913	3.09
METAL FABRICATE & HARDWARE
Other securities[a]		401,364	0.12

		401,364	0.12
MINING
Freeport-McMoRan Copper & Gold Inc.	39,558	1,565,706	0.47
Newmont Mining Corp.	20,414	1,143,388	0.34
Other securities[a]		1,261,659	0.37

		3,970,753	1.18
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		450,324	0.13

		450,324	0.13
OFFICE FURNISHINGS
Other securities[a]		38,807	0.01

		38,807	0.01
OIL & GAS
Anadarko Petroleum Corp.	20,822	1,455,874	0.43
Apache Corp.	16,290	1,408,596	0.42
Chevron Corp.	82,254	9,587,526	2.86
ConocoPhillips	52,719	3,014,472	0.90
Exxon Mobil Corp.	194,983	17,831,195	5.32
Occidental Petroleum Corp.	33,813	2,909,947	0.87
Phillips 66	26,056	1,208,217	0.36
Other securities[a]		10,657,737	3.17

		48,073,564	14.33
OIL & GAS SERVICES
National Oilwell Varco Inc.	13,711	1,098,388	0.33
Other securities[a]		2,470,515	0.73

		3,568,903	1.06

Security	Shares	Value	% of Net Assets

PACKAGING & CONTAINERS
Other securities[a]		$900,684	0.27%

		900,684	0.27
PHARMACEUTICALS
Eli Lilly and Co.	27,159	1,287,608	0.38
Johnson & Johnson	88,742	6,115,211	1.82
Merck & Co. Inc.	126,812	5,719,221	1.70
Pfizer Inc.	312,215	7,758,543	2.31
Other securities[a]		1,773,398	0.54

		22,653,981	6.75
PIPELINES
Other securities[a]		867,336	0.26

		867,336	0.26
REAL ESTATE
Other securities[a]		489,427	0.15

		489,427	0.15
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	2,494	58,285	0.02
Other securities[a]		15,762,541	4.70

		15,820,826	4.72
RETAIL
CVS Caremark Corp.	42,628	2,064,048	0.62
Lowe’s Companies Inc.	43,415	1,312,870	0.39
Target Corp.	26,017	1,651,299	0.49
Wal-Mart Stores Inc.	14,862	1,096,816	0.33
Walgreen Co.	35,955	1,310,200	0.39
Other securities[a]		4,225,204	1.26

		11,660,437	3.48
SAVINGS & LOANS
Other securities[a]		1,494,263	0.45

		1,494,263	0.45
SEMICONDUCTORS
Intel Corp.	53,880	1,221,998	0.36
Other securities[a]		4,798,551	1.43

		6,020,549	1.79
SHIPBUILDING
Other securities[a]		87,590	0.03

		87,590	0.03

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

SOFTWARE
Other securities[a]		$2,097,885	0.63%

		2,097,885	0.63
STORAGE & WAREHOUSING
Other securities[a]		34,190	0.01

		34,190	0.01
TELECOMMUNICATIONS
AT&T Inc.	244,460	9,216,142	2.75
Cisco Systems Inc.	223,332	4,263,408	1.27
Other securities[a]		5,021,866	1.50

		18,501,416	5.52
TEXTILES
Other securities[a]		363,200	0.11

		363,200	0.11
TOYS, GAMES & HOBBIES
Other securities[a]		144,341	0.04

		144,341	0.04
TRANSPORTATION
Other securities[a]		3,069,983	0.92

		3,069,983	0.92
TRUCKING & LEASING
Other securities[a]		159,741	0.05

		159,741	0.05
VENTURE CAPITAL
Other securities[a]		41,414	0.01

		41,414	0.01
WATER
Other securities[a]		511,638	0.15

		511,638	0.15

TOTAL COMMON STOCKS
(Cost: $373,685,360)		334,890,140	99.83

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		6,278	0.00

		6,278	0.00

TOTAL INVESTMENT COMPANIES
(Cost: $6,760)		6,278	0.00

Security	Shares	Value	% of Net Assets

RIGHTS

INTERNET
Other securities[a]		$4,130	0.00%

		4,130	0.00

TOTAL RIGHTS
(Cost: $2,171)		4,130	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[b,d,e]	6,442,103	6,442,103	1.92
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	453,652	453,652	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,d]	305,208	305,208	0.09

		7,200,963	2.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,200,963)		7,200,963	2.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $380,895,254)		342,101,511	101.98
Other Assets, Less Liabilities		(6,647,281)	(1.98)

NET ASSETS		$335,454,230	100.00%

NVS	— Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$958,443	0.20%

		958,443	0.20
AEROSPACE & DEFENSE
GenCorp Inc.[b,c]	110,651	1,050,078	0.22
Other securities[a]		2,503,434	0.54

		3,553,512	0.76
AGRICULTURE
Other securities[a]		1,645,540	0.35

		1,645,540	0.35
AIRLINES
Other securities[a]		928,844	0.20

		928,844	0.20
APPAREL
Other securities[a]		2,614,428	0.56

		2,614,428	0.56
AUTO MANUFACTURERS
Other securities[a]		912,526	0.19

		912,526	0.19
AUTO PARTS & EQUIPMENT
Other securities[a]		6,077,837	1.29

		6,077,837	1.29
BANKS
Banner Corp.	36,455	987,930	0.21
Community Trust Bancorp Inc.	27,501	977,248	0.21
SCBT Financial Corp.	29,072	1,171,020	0.25
State Bank Financial Corp.	62,009	1,022,528	0.22
Other securities[a]		52,091,909	11.07

		56,250,635	11.96
BEVERAGES
Other securities[a]		810,763	0.17

		810,763	0.17
BIOTECHNOLOGY
Affymax Inc.[b]	68,499	1,442,589	0.31
Exact Sciences Corp.[b]	121,143	1,333,784	0.28
Other securities[a]		17,811,225	3.79

		20,587,598	4.38

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Apogee Enterprises Inc.	52,871	$1,037,329	0.22%
Other securities[a]		5,642,301	1.20

		6,679,630	1.42
CHEMICALS
Quaker Chemical Corp.	23,964	1,118,400	0.24
TPC Group Inc.[b]	23,952	977,481	0.21
Other securities[a]		4,950,056	1.05

		7,045,937	1.50
COAL
Other securities[a]		603,342	0.13

		603,342	0.13
COMMERCIAL SERVICES
Global Cash Access Inc.[b]	121,527	978,292	0.21
Team Inc.[b,c]	37,247	1,186,317	0.25
Other securities[a]		17,778,502	3.78

		19,943,111	4.24
COMPUTERS
Other securities[a]		9,666,059	2.06

		9,666,059	2.06
COSMETICS & PERSONAL CARE
Other securities[a]		149,429	0.03

		149,429	0.03
DISTRIBUTION & WHOLESALE
Core-Mark Holding Co. Inc.	21,712	1,044,564	0.22
Other securities[a]		992,210	0.21

		2,036,774	0.43
DIVERSIFIED FINANCIAL SERVICES
Ellie Mae Inc.[b,c]	47,664	1,297,891	0.28
Virtus Investment Partners Inc.[b]	11,573	995,278	0.21
Other securities[a]		10,442,586	2.22

		12,735,755	2.71
ELECTRIC
Other securities[a]		1,925,668	0.41

		1,925,668	0.41
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		3,424,218	0.73

		3,424,218	0.73

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ELECTRONICS
Other securities[a]		$11,212,721	2.38%

		11,212,721	2.38
ENERGY — ALTERNATE SOURCES
Other securities[a]		1,972,464	0.42

		1,972,464	0.42
ENGINEERING & CONSTRUCTION
Other securities[a]		2,740,768	0.58

		2,740,768	0.58
ENTERTAINMENT
Other securities[a]		2,288,951	0.49

		2,288,951	0.49
ENVIRONMENTAL CONTROL
Other securities[a]		4,791,633	1.02

		4,791,633	1.02
FOOD
Smart Balance Inc.[b,c]	111,182	1,343,079	0.29
Other securities[a]		4,885,110	1.03

		6,228,189	1.32
FOREST PRODUCTS & PAPER
Other securities[a]		1,921,850	0.41

		1,921,850	0.41
GAS
Other securities[a]		1,330,602	0.28

		1,330,602	0.28
HAND & MACHINE TOOLS
Other securities[a]		425,718	0.09

		425,718	0.09
HEALTH CARE — PRODUCTS
Conceptus Inc.[b,c]	59,520	1,208,851	0.26
OraSure Technologies Inc.[b]	102,687	1,141,879	0.24
Quidel Corp.[b,c]	53,098	1,005,145	0.21
Spectranetics Corp.[b,c]	65,559	966,995	0.21
Other securities[a]		15,323,534	3.26

		19,646,404	4.18
HEALTH CARE — SERVICES
Ensign Group Inc. (The)	32,828	1,004,701	0.21

Security	Shares	Value	% of Net Assets

Sunrise Senior Living Inc.[b]	109,169	$1,557,842	0.33%
Other securities[a]		7,429,770	1.58

		9,992,313	2.12
HOLDING COMPANIES — DIVERSIFIED
PennantPark Investment Corp.	107,618	1,141,827	0.24
Triangle Capital Corp.[c]	51,147	1,312,432	0.28
Other securities[a]		8,057,587	1.72

		10,511,846	2.24
HOME BUILDERS
Other securities[a]		3,641,063	0.77

		3,641,063	0.77
HOME FURNISHINGS
Other securities[a]		3,636,822	0.77

		3,636,822	0.77
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		687,096	0.15

		687,096	0.15
HOUSEWARES
Other securities[a]		842,942	0.18

		842,942	0.18
INSURANCE
Radian Group Inc.[c]	248,796	1,079,775	0.23
Other securities[a]		7,987,603	1.70

		9,067,378	1.93
INTERNET
Blucora Inc.[b]	75,800	1,349,998	0.29
HealthStream Inc.[b,c]	37,066	1,054,898	0.22
Other securities[a]		16,817,477	3.58

		19,222,373	4.09
IRON & STEEL
Other securities[a]		986,228	0.21

		986,228	0.21
LEISURE TIME
Arctic Cat Inc.[b]	23,820	987,577	0.21
Other securities[a]		1,747,929	0.37

		2,735,506	0.58
LODGING
Other securities[a]		1,437,835	0.31

		1,437,835	0.31

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Other securities[a]		$4,964,412	1.06%

		4,964,412	1.06
MANUFACTURING
Myers Industries Inc.	62,712	979,562	0.21
Smith & Wesson Holding Corp.[b,c]	121,925	1,342,394	0.29
Standex International Corp.	23,490	1,044,131	0.22
Other securities[a]		4,328,002	0.92

		7,694,089	1.64
MEDIA
Other securities[a]		6,094,765	1.30

		6,094,765	1.30
METAL FABRICATE & HARDWARE
Other securities[a]		3,359,330	0.71

		3,359,330	0.71
MINING
Golden Star Resources Ltd.[b,c]	492,272	969,776	0.21
Other securities[a]		4,963,433	1.05

		5,933,209	1.26
OIL & GAS
Other securities[a]		10,541,836	2.24

		10,541,836	2.24
OIL & GAS SERVICES
Flotek Industries Inc.[b,c]	93,043	1,178,855	0.25
Other securities[a]		4,275,631	0.91

		5,454,486	1.16
PACKAGING & CONTAINERS
Other securities[a]		705,698	0.15

		705,698	0.15
PHARMACEUTICALS
Achillion Pharmaceuticals Inc.[b,c]	113,047	1,176,819	0.25
Array BioPharma Inc.[b]	170,055	996,522	0.21
Infinity Pharmaceuticals Inc.[b]	46,331	1,091,095	0.23
Neurocrine Biosciences Inc.[b]	126,558	1,009,933	0.21
Rigel Pharmaceuticals Inc.[b]	135,347	1,387,307	0.30
Other securities[a]		24,856,479	5.29

		30,518,155	6.49

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$1,947,490	0.41%

		1,947,490	0.41

REAL ESTATE INVESTMENT TRUSTS
AG Mortgage Investment Trust Inc.	43,554	1,050,958	0.22
Apollo Residential Mortgage Inc.	46,124	1,016,573	0.22
Colony Financial Inc.	78,381	1,526,862	0.32
Dynex Capital Inc.[c]	103,729	1,115,087	0.24
Ramco-Gershenson Properties Trust	83,859	1,050,753	0.22
Resource Capital Corp.	185,530	1,090,916	0.23
STAG Industrial Inc.	59,713	970,933	0.21
Other securities[a]		13,193,996	2.81

		21,016,078	4.47
RETAIL
AFC Enterprises Inc.[b,c]	45,900	1,129,140	0.24
Other securities[a]		18,760,689	3.99

		19,889,829	4.23
SAVINGS & LOANS
Berkshire Hills Bancorp Inc.	43,971	1,006,057	0.21
Other securities[a]		16,726,999	3.56

		17,733,056	3.77
SEMICONDUCTORS
Other securities[a]		14,126,908	3.00

		14,126,908	3.00
SOFTWARE
Monotype Imaging Holdings Inc.[c]	69,156	1,078,142	0.23
Other securities[a]		12,990,321	2.76

		14,068,463	2.99
TELECOMMUNICATIONS
Consolidated Communications Holdings Inc.	74,508	1,280,793	0.27
Other securities[a]		15,399,707	3.28

		16,680,500	3.55
TEXTILES
Other securities[a]		419,729	0.09

		419,729	0.09

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TRANSPORTATION
Other securities[a]		$8,361,917	1.78%

		8,361,917	1.78
TRUCKING & LEASING
Other securities[a]		869,377	0.18

		869,377	0.18

VENTURE CAPITAL
Hercules Technology Growth Capital Inc.	92,488	1,018,293	0.22
Other securities[a]		1,029,310	0.22

		2,047,603	0.44
WATER
Other securities[a]		2,929,045	0.62

		2,929,045	0.62

TOTAL COMMON STOCKS
(Cost: $521,697,547)		469,226,726	99.78

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		285,249	0.06

		285,249	0.06

TOTAL INVESTMENT COMPANIES
(Cost: $310,674)		285,249	0.06

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	73,640,441	73,640,441	15.66
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	5,185,753	5,185,753	1.10
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	729,118	729,118	0.16

		79,555,312	16.92

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,555,312)		79,555,312	16.92

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $601,563,533)	$549,067,287	116.76%
Other Assets, Less Liabilities	(78,828,353)	(16.76)

NET ASSETS	$470,238,934	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	395,164	$20,374,656	0.33%
Other securities[a]		11,677,866	0.19

		32,052,522	0.52
AEROSPACE & DEFENSE
Other securities[a]		51,499,413	0.83

		51,499,413	0.83
AGRICULTURE
Lorillard Inc.	188,961	22,004,509	0.36
Other securities[a]		14,211,113	0.23

		36,215,622	0.59
AIRLINES
Other securities[a]		34,293,102	0.56

		34,293,102	0.56
APPAREL
VF Corp.	127,048	20,246,369	0.33
Other securities[a]		36,724,605	0.59

		56,970,974	0.92
AUTO MANUFACTURERS
PACCAR Inc.	516,988	20,692,445	0.33
Other securities[a]		8,275,850	0.14

		28,968,295	0.47
AUTO PARTS & EQUIPMENT
Other securities[a]		52,015,405	0.84

		52,015,405	0.84
BANKS
Fifth Third Bancorp	1,333,874	20,688,386	0.33
SunTrust Banks Inc.	780,443	22,063,124	0.36
Other securities[a]		153,222,016	2.48

		195,973,526	3.17
BEVERAGES
Other securities[a]		86,027,793	1.39

		86,027,793	1.39
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	279,045	31,922,748	0.52
Other securities[a]		77,303,028	1.25

		109,225,776	1.77

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$30,530,123	0.49%

		30,530,123	0.49
CHEMICALS
CF Industries Holdings Inc.	95,158	21,147,914	0.34
PPG Industries Inc.	220,567	25,329,914	0.41
Other securities[a]		137,092,165	2.22

		183,569,993	2.97
COAL
Other securities[a]		23,701,590	0.38

		23,701,590	0.38
COMMERCIAL SERVICES
Other securities[a]		189,797,170	3.07

		189,797,170	3.07
COMPUTERS
Other securities[a]		131,807,035	2.13

		131,807,035	2.13
COSMETICS & PERSONAL CARE
Other securities[a]		9,970,839	0.16

		9,970,839	0.16
DISTRIBUTION & WHOLESALE
Other securities[a]		77,698,226	1.26

		77,698,226	1.26
DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	369,753	23,405,365	0.38
Other securities[a]		132,213,156	2.14

		155,618,521	2.52
ELECTRIC
Edison International	472,201	21,574,864	0.35
PPL Corp.	840,835	24,426,257	0.40
Xcel Energy Inc.	704,812	19,530,340	0.32
Other securities[a]		196,863,332	3.18

		262,394,793	4.25
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		35,379,829	0.57

		35,379,829	0.57
ELECTRONICS
Agilent Technologies Inc.	503,748	19,369,111	0.31

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$82,771,486	1.34%

		102,140,597	1.65
ENGINEERING & CONSTRUCTION
Other securities[a]		49,260,975	0.80

		49,260,975	0.80
ENTERTAINMENT
Other securities[a]		25,445,017	0.41

		25,445,017	0.41
ENVIRONMENTAL CONTROL
Other securities[a]		34,847,137	0.56

		34,847,137	0.56
FOOD
H.J. Heinz Co.	463,261	25,919,453	0.42
Whole Foods Market Inc.	266,132	25,921,257	0.42
Other securities[a]		134,146,428	2.17

		185,987,138	3.01
FOREST PRODUCTS & PAPER
International Paper Co.	633,888	23,022,812	0.37
Other securities[a]		11,723,619	0.19

		34,746,431	0.56
GAS
Sempra Energy	348,926	22,502,238	0.36
Other securities[a]		49,250,751	0.80

		71,752,989	1.16
HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	247,845	18,898,181	0.31
Other securities[a]		19,154,875	0.31

		38,053,056	0.62
HEALTH CARE — PRODUCTS
St. Jude Medical Inc.	455,005	19,169,361	0.31
Other securities[a]		155,912,547	2.52

		175,081,908	2.83
HEALTH CARE — SERVICES
Cigna Corp.	417,980	19,716,117	0.32
Other securities[a]		115,649,971	1.87

		135,366,088	2.19
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		18,223,038	0.29

		18,223,038	0.29

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$39,629,300	0.64%

		39,629,300	0.64
HOME FURNISHINGS
Other securities[a]		16,581,850	0.27

		16,581,850	0.27
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		42,447,186	0.69

		42,447,186	0.69
HOUSEWARES
Other securities[a]		11,459,809	0.19

		11,459,809	0.19
INSURANCE
Aon PLC	472,741	24,719,627	0.40
Other securities[a]		230,924,417	3.74

		255,644,044	4.14
INTERNET
Symantec Corp.[b]	1,044,961	18,809,298	0.30
Other securities[a]		114,065,029	1.85

		132,874,327	2.15
IRON & STEEL
Other securities[a]		49,539,433	0.80

		49,539,433	0.80
LEISURE TIME
Other securities[a]		28,441,675	0.46

		28,441,675	0.46
LODGING
Other securities[a]		65,574,237	1.06

		65,574,237	1.06
MACHINERY
Other securities[a]		101,487,763	1.64

		101,487,763	1.64
MANUFACTURING
Eaton Corp.	489,529	23,135,141	0.37
Ingersoll-Rand PLC	433,030	19,408,405	0.31
Other securities[a]		129,664,630	2.11

		172,208,176	2.79

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Discovery Communications Inc. Series Ab	369,628	$22,040,918	0.36%
Liberty Global Inc. Series Ab	380,239	23,099,519	0.37
McGraw-Hill Companies Inc. (The)	405,511	22,136,845	0.36
Other securities[a]		83,973,672	1.36

		151,250,954	2.45
METAL FABRICATE & HARDWARE
Other securities[a]		9,188,404	0.15

		9,188,404	0.15
MINING
Other securities[a]		44,777,302	0.72

		44,777,302	0.72
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		17,720,872	0.29

		17,720,872	0.29
OIL & GAS
Marathon Petroleum Corp.	493,531	26,941,857	0.44
Noble Energy Inc.	257,701	23,891,460	0.39
Valero Energy Corp.	801,549	25,393,072	0.41
Other securities[a]		278,322,197	4.50

		354,548,586	5.74
OIL & GAS SERVICES
Cameron International Corp.[b]	357,234	20,030,110	0.32
Other securities[a]		47,186,675	0.77

		67,216,785	1.09
PACKAGING & CONTAINERS
Other securities[a]		53,200,139	0.86

		53,200,139	0.86
PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	295,533	21,656,658	0.35
Other securities[a]		150,207,518	2.43

		171,864,176	2.78
PIPELINES
Other securities[a]		14,593,098	0.24

		14,593,098	0.24

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$23,464,109	0.38%

		23,464,109	0.38
REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[c]	1,412,869	23,792,714	0.39
Boston Properties Inc.	216,930	23,994,627	0.39
HCP Inc.	609,460	27,108,781	0.44
Health Care REIT Inc.[c]	375,471	21,683,450	0.35
Prologis Inc.	667,339	23,376,885	0.38
Ventas Inc.	419,918	26,139,895	0.42
Vornado Realty Trust	268,773	21,784,052	0.35
Weyerhaeuser Co.	779,235	20,369,203	0.33
Other securities[a]		318,208,738	5.15

		506,458,345	8.20
RETAIL
AutoZone Inc.[b]	55,175	20,396,542	0.33
Bed Bath & Beyond Inc.[b]	336,579	21,204,477	0.34
Macy’s Inc.	600,955	22,607,927	0.37
Ross Stores Inc.	327,960	21,186,216	0.34
Other securities[a]		345,174,836	5.59

		430,569,998	6.97
SAVINGS & LOANS
Other securities[a]		33,234,070	0.54

		33,234,070	0.54
SEMICONDUCTORS
Applied Materials Inc.	1,855,368	20,715,184	0.34
Other securities[a]		178,633,386	2.89

		199,348,570	3.23
SHIPBUILDING
Other securities[a]		3,034,076	0.05

		3,034,076	0.05
SOFTWARE
Citrix Systems Inc.[b]	269,933	20,668,770	0.33
Intuit Inc.	425,278	25,040,369	0.41
Other securities[a]		190,023,255	3.08

		235,732,394	3.82
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	424,406	27,204,425	0.44

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

Sprint Nextel Corp.[b]	4,349,835	$24,011,089	0.39%
Other securities[a]		108,488,105	1.76

		159,703,619	2.59
TEXTILES
Other securities[a]		13,273,585	0.21

		13,273,585	0.21
TOYS, GAMES & HOBBIES
Other securities[a]		23,929,536	0.39

		23,929,536	0.39
TRANSPORTATION
Other securities[a]		67,830,493	1.10

		67,830,493	1.10
TRUCKING & LEASING
Other securities[a]		2,904,678	0.05

		2,904,678	0.05
WATER
Other securities[a]		14,484,363	0.23

		14,484,363	0.23

TOTAL COMMON STOCKS
(Cost: $5,648,689,667)		6,168,830,873	99.85

RIGHTS

INTERNET
Other securities[a]		179,283	0.00

		179,283	0.00

TOTAL RIGHTS
(Cost: $87,981)		179,283	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	385,546,694	385,546,694	6.24
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	27,150,160	27,150,160	0.44

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	6,468,705	$6,468,705	0.11%

		419,165,559	6.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $419,165,559)		419,165,559	6.79

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,067,943,207)		6,588,175,715	106.64
Other Assets, Less Liabilities		(410,095,946)	(6.64)

NET ASSETS		$6,178,079,769	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	448,861	$23,143,273	0.70%
Other securities[a]		4,770,551	0.15

		27,913,824	0.85
AEROSPACE & DEFENSE
Other securities[a]		34,316,562	1.04

		34,316,562	1.04
AGRICULTURE
Lorillard Inc.	214,919	25,027,317	0.76

		25,027,317	0.76
AIRLINES
Other securities[a]		24,584,960	0.75

		24,584,960	0.75
APPAREL
VF Corp.	144,314	22,997,879	0.70
Other securities[a]		40,784,777	1.23

		63,782,656	1.93
AUTO MANUFACTURERS
Other securities[a]		8,462,634	0.26

		8,462,634	0.26
AUTO PARTS & EQUIPMENT
Delphi Automotive PLC[b]	540,472	16,754,632	0.51
Other securities[a]		24,746,292	0.75

		41,500,924	1.26
BANKS
Other securities[a]		902,561	0.03

		902,561	0.03
BEVERAGES
Other securities[a]		48,103,914	1.46

		48,103,914	1.46
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	316,464	36,203,481	1.10
Regeneron Pharmaceuticals Inc.[b]	127,156	19,411,635	0.59
Vertex Pharmaceuticals Inc.[b]	347,531	19,444,359	0.59
Other securities[a]		31,093,024	0.94

		106,152,499	3.22

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$18,897,871	0.57%

		18,897,871	0.57
CHEMICALS
PPG Industries Inc.	250,819	28,804,054	0.87
Sherwin-Williams Co. (The)	142,998	21,293,832	0.65
Other securities[a]		99,509,544	3.02

		149,607,430	4.54
COMMERCIAL SERVICES
Paychex Inc.	497,340	16,556,449	0.50
Western Union Co.	1,009,247	18,388,480	0.56
Other securities[a]		123,908,699	3.76

		158,853,628	4.82
COMPUTERS
Teradata Corp.[b]	277,727	20,943,393	0.64
Other securities[a]		67,234,570	2.03

		88,177,963	2.67
COSMETICS & PERSONAL CARE
Other securities[a]		8,734,427	0.26

		8,734,427	0.26
DISTRIBUTION & WHOLESALE
Fastenal Co.	487,436	20,954,874	0.64
W.W. Grainger Inc.	96,183	20,041,652	0.61
Other securities[a]		32,813,813	0.99

		73,810,339	2.24
DIVERSIFIED FINANCIAL SERVICES
T. Rowe Price Group Inc.	420,082	26,591,190	0.81
Other securities[a]		47,758,347	1.45

		74,349,537	2.26
ELECTRIC
Other securities[a]		6,397,016	0.19

		6,397,016	0.19
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		20,763,266	0.63

		20,763,266	0.63
ELECTRONICS
Agilent Technologies Inc.	572,356	22,007,088	0.67
Other securities[a]		60,205,722	1.82

		82,212,810	2.49

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$15,489,779	0.47%

		15,489,779	0.47
ENTERTAINMENT
Other securities[a]		13,773,705	0.42

		13,773,705	0.42
ENVIRONMENTAL CONTROL
Other securities[a]		17,114,354	0.52

		17,114,354	0.52
FOOD
H.J. Heinz Co.	328,094	18,356,859	0.56
Hershey Co. (The)	247,064	17,514,367	0.53
Kroger Co. (The)	869,016	20,456,637	0.62
Whole Foods Market Inc.	302,342	29,448,111	0.89
Other securities[a]		42,582,069	1.29

		128,358,043	3.89
GAS
Other securities[a]		1,358,166	0.04

		1,358,166	0.04
HAND & MACHINE TOOLS
Other securities[a]		6,772,667	0.21

		6,772,667	0.21
HEALTH CARE — PRODUCTS
Edwards Lifesciences Corp.[b]	188,666	20,257,068	0.61
St. Jude Medical Inc.	398,456	16,786,951	0.51
Other securities[a]		65,591,039	1.99

		102,635,058	3.11
HEALTH CARE — SERVICES
Other securities[a]		44,636,032	1.35

		44,636,032	1.35
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		1,755,617	0.05

		1,755,617	0.05
HOME BUILDERS
Other securities[a]		7,135,881	0.22

		7,135,881	0.22
HOME FURNISHINGS
Other securities[a]		2,933,793	0.09

		2,933,793	0.09

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$17,719,495	0.54%

		17,719,495	0.54
HOUSEWARES
Other securities[a]		3,923,024	0.12

		3,923,024	0.12
INSURANCE
Other securities[a]		18,325,058	0.56

		18,325,058	0.56
INTERNET
Other securities[a]		100,034,250	3.03

		100,034,250	3.03
IRON & STEEL
Other securities[a]		1,186,776	0.04

		1,186,776	0.04
LEISURE TIME
Other securities[a]		24,760,017	0.75

		24,760,017	0.75
LODGING
Starwood Hotels & Resorts Worldwide Inc.	325,432	18,862,039	0.57
Other securities[a]		42,976,479	1.31

		61,838,518	1.88
MACHINERY
Roper Industries Inc.	160,424	17,628,993	0.53
Other securities[a]		62,833,924	1.91

		80,462,917	2.44
MANUFACTURING
Ingersoll-Rand PLC	403,268	18,074,472	0.55
Other securities[a]		52,265,886	1.58

		70,340,358	2.13
MEDIA
Discovery Communications Inc. Series Ab	419,797	25,032,495	0.76
Liberty Global Inc. Series Ab	431,924	26,239,383	0.80
McGraw-Hill Companies Inc. (The)	460,536	25,140,660	0.76
Other securities[a]		54,965,149	1.67

		131,377,687	3.99

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$5,540,125	0.17%

		5,540,125	0.17
MINING
Other securities[a]		20,479,027	0.62

		20,479,027	0.62
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,386,852	0.07

		2,386,852	0.07
OIL & GAS
Pioneer Natural Resources Co.	169,155	17,659,782	0.54
Range Resources Corp.	267,044	18,658,364	0.57
Other securities[a]		78,153,997	2.36

		114,472,143	3.47
OIL & GAS SERVICES
Cameron International Corp.[b]	311,449	17,462,945	0.53
FMC Technologies Inc.[b]	393,685	18,227,616	0.55
Other securities[a]		27,340,645	0.83

		63,031,206	1.91
PACKAGING & CONTAINERS
Other securities[a]		26,715,500	0.81

		26,715,500	0.81
PHARMACEUTICALS
Catamaran Corp.[b]	168,482	16,506,181	0.50
Mead Johnson Nutrition Co. Class A	335,728	24,602,148	0.75
Perrigo Co.	153,810	17,868,108	0.54
Watson Pharmaceuticals Inc.[b]	209,763	17,863,417	0.54
Other securities[a]		84,554,764	2.57

		161,394,618	4.90
PIPELINES
ONEOK Inc.	342,227	16,532,986	0.50

		16,532,986	0.50
REAL ESTATE
Other securities[a]		10,308,165	0.31

		10,308,165	0.31
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		106,044,141	3.22

		106,044,141	3.22

Security	Shares	Value	% of Net Assets

RETAIL
AutoZone Inc.[b]	62,677	$23,169,807	0.70%
Bed Bath & Beyond Inc.[b]	382,761	24,113,943	0.73
Chipotle Mexican Grill Inc.[b,c]	52,214	16,580,034	0.50
Dollar Tree Inc.[b]	381,891	18,435,788	0.56
Gap Inc. (The)	498,730	17,844,559	0.54
Limited Brands Inc.	397,475	19,579,618	0.59
Ross Stores Inc.	373,018	24,096,963	0.73
Other securities[a]		220,205,484	6.69

		364,026,196	11.04
SAVINGS & LOANS
Other securities[a]		1,558,545	0.05

		1,558,545	0.05
SEMICONDUCTORS
Altera Corp.	531,154	18,051,269	0.55
Other securities[a]		83,832,205	2.54

		101,883,474	3.09
SOFTWARE
Cerner Corp.[b]	238,527	18,464,375	0.56
Citrix Systems Inc.[b]	306,569	23,473,988	0.71
Intuit Inc.	483,648	28,477,194	0.86
Red Hat Inc.[b]	317,505	18,078,735	0.55
Other securities[a]		124,678,514	3.79

		213,172,806	6.47
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	482,637	30,937,032	0.94
Other securities[a]		54,429,238	1.65

		85,366,270	2.59
TEXTILES
Other securities[a]		3,355,626	0.10

		3,355,626	0.10
TOYS, GAMES & HOBBIES
Other securities[a]		21,952,995	0.67

		21,952,995	0.67
TRANSPORTATION
Other securities[a]		57,242,083	1.74

		57,242,083	1.74

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$625,314	0.02%

		625,314	0.02

TOTAL COMMON STOCKS
(Cost:$2,902,349,591)		3,290,571,405	99.83

RIGHTS

INTERNET
Other securities[a]		29,761	0.00

		29,761	0.00

TOTAL RIGHTS
(Cost: $14,903)		29,761	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	237,676,974	237,676,974	7.21
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	16,737,189	16,737,189	0.51
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	2,560,312	2,560,312	0.08

		256,974,475	7.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $256,974,475)		256,974,475	7.80

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,159,338,969)		3,547,575,641	107.63
Other Assets, Less Liabilities		(251,438,128)	(7.63)

NET ASSETS		$3,296,137,513	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$7,813,519	0.23%

		7,813,519	0.23
AEROSPACE & DEFENSE
Other securities[a]		22,308,739	0.65

		22,308,739	0.65
AGRICULTURE
Other securities[a]		14,819,860	0.43

		14,819,860	0.43
AIRLINES
Other securities[a]		13,271,944	0.39

		13,271,944	0.39
APPAREL
Other securities[a]		828,980	0.02

		828,980	0.02
AUTO MANUFACTURERS
PACCAR Inc.	418,320	16,743,258	0.49
Other securities[a]		5,790,337	0.17

		22,533,595	0.66
AUTO PARTS & EQUIPMENT
Other securities[a]		16,181,504	0.47

		16,181,504	0.47
BANKS
Fifth Third Bancorp	1,395,101	21,638,017	0.63
M&T Bank Corp.	191,813	18,252,925	0.53
Regions Financial Corp.	2,139,726	15,427,424	0.45
SunTrust Banks Inc.	816,159	23,072,815	0.67
Other securities[a]		125,776,438	3.68

		204,167,619	5.96
BEVERAGES
Other securities[a]		45,586,116	1.33

		45,586,116	1.33
BIOTECHNOLOGY
Other securities[a]		16,368,664	0.48

		16,368,664	0.48
BUILDING MATERIALS
Other securities[a]		14,464,046	0.42

		14,464,046	0.42

Security	Shares	Value	% of Net Assets

CHEMICALS
CF Industries Holdings Inc.	77,392	$17,199,598	0.50%
Other securities[a]		37,070,892	1.08

		54,270,490	1.58
COAL
Other securities[a]		24,924,083	0.73

		24,924,083	0.73
COMMERCIAL SERVICES
Other securities[a]		52,034,102	1.52

		52,034,102	1.52
COMPUTERS
SanDisk Corp.[b]	369,169	16,033,010	0.47
Other securities[a]		40,472,141	1.18

		56,505,151	1.65
COSMETICS & PERSONAL CARE
Other securities[a]		2,412,406	0.07

		2,412,406	0.07
DISTRIBUTION & WHOLESALE
Other securities[a]		13,351,734	0.39

		13,351,734	0.39
DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	331,401	18,787,123	0.55
Invesco Ltd.	679,205	16,973,333	0.50
Other securities[a]		58,464,289	1.70

		94,224,745	2.75
ELECTRIC
DTE Energy Co.	257,698	15,446,418	0.45
Edison International	494,091	22,575,018	0.66
Entergy Corp.	268,514	18,608,020	0.54
Northeast Utilities	475,307	18,170,987	0.53
PPL Corp.	879,807	25,558,393	0.75
Xcel Energy Inc.	738,260	20,457,185	0.60
Other securities[a]		147,812,159	4.31

		268,628,180	7.84
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		17,852,801	0.52

		17,852,801	0.52
ELECTRONICS
Other securities[a]		30,990,097	0.90

		30,990,097	0.90

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$37,388,773	1.09%

		37,388,773	1.09
ENTERTAINMENT
Other securities[a]		13,984,542	0.41

		13,984,542	0.41
ENVIRONMENTAL CONTROL
Other securities[a]		20,660,122	0.60

		20,660,122	0.60
FOOD
ConAgra Foods Inc.	629,467	17,366,995	0.51
Other securities[a]		58,640,688	1.71

		76,007,683	2.22
FOREST PRODUCTS & PAPER
International Paper Co.	663,293	24,090,802	0.70
Other securities[a]		12,336,115	0.36

		36,426,917	1.06
GAS
Sempra Energy	365,476	23,569,547	0.69
Other securities[a]		50,190,034	1.46

		73,759,581	2.15
HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	259,062	19,753,477	0.58
Other securities[a]		13,747,918	0.40

		33,501,395	0.98
HEALTH CARE — PRODUCTS
Zimmer Holdings Inc.	240,195	16,241,986	0.47
Other securities[a]		72,441,045	2.12

		88,683,031	2.59
HEALTH CARE — SERVICES
Cigna Corp.	437,130	20,619,422	0.60
Humana Inc.	247,304	17,348,376	0.51
Other securities[a]		62,400,726	1.82

		100,368,524	2.93
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		17,356,029	0.51

		17,356,029	0.51

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$34,771,645	1.01%

		34,771,645	1.01
HOME FURNISHINGS
Other securities[a]		14,687,746	0.43

		14,687,746	0.43
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,986,303	0.82

		27,986,303	0.82
HOUSEWARES
Other securities[a]		8,420,408	0.25

		8,420,408	0.25
INSURANCE
Aon PLC	452,990	23,686,847	0.69
Progressive Corp. (The)	926,465	19,214,884	0.56
Other securities[a]		207,706,929	6.06

		250,608,660	7.31
INTERNET
Symantec Corp.[b]	1,030,213	18,543,834	0.54
Other securities[a]		28,109,166	0.82

		46,653,000	1.36
IRON & STEEL
Nucor Corp.	480,550	18,385,843	0.54
Other securities[a]		32,355,614	0.94

		50,741,457	1.48
LEISURE TIME
Other securities[a]		6,959,599	0.20

		6,959,599	0.20
LODGING
Other securities[a]		11,618,466	0.34

		11,618,466	0.34
MACHINERY
Other securities[a]		32,021,171	0.93

		32,021,171	0.93
MANUFACTURING
Dover Corp.	278,240	16,552,498	0.48
Eaton Corp.	512,182	24,205,721	0.71
Other securities[a]		74,465,537	2.17

		115,223,756	3.36

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Liberty Media Corp. Series Ab	153,749	$16,016,033	0.47%
Other securities[a]		21,114,369	0.61

		37,130,402	1.08
METAL FABRICATE & HARDWARE
Other securities[a]		4,504,089	0.13

		4,504,089	0.13
MINING
Other securities[a]		28,042,635	0.82

		28,042,635	0.82
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		16,352,758	0.48

		16,352,758	0.48
OIL & GAS
Chesapeake Energy Corp.	1,004,031	18,946,065	0.55
Marathon Petroleum Corp.	516,947	28,220,137	0.82
Murphy Oil Corp.	294,170	15,793,987	0.46
Noble Energy Inc.	209,671	19,438,598	0.57
Valero Energy Corp.	838,688	26,569,636	0.78
Other securities[a]		156,785,292	4.58

		265,753,715	7.76
OIL & GAS SERVICES
Other securities[a]		12,295,592	0.36

		12,295,592	0.36
PACKAGING & CONTAINERS
Other securities[a]		31,177,983	0.91

		31,177,983	0.91
PHARMACEUTICALS
Other securities[a]		30,998,595	0.90

		30,998,595	0.90
REAL ESTATE
Other securities[a]		14,943,979	0.44

		14,943,979	0.44
REAL ESTATE INVESTMENT TRUSTS
American Capital Agency Corp.	517,721	17,907,969	0.52
Annaly Capital Management Inc.[c]	1,478,277	24,894,185	0.73
AvalonBay Communities Inc.	144,555	19,658,034	0.57

Security	Shares	Value	% of Net Assets

Boston Properties Inc.	188,755	$20,878,191	0.61%
General Growth Properties Inc.	799,925	15,582,539	0.45
HCP Inc.	591,824	26,324,332	0.77
Health Care REIT Inc.	392,772	22,682,583	0.66
Host Hotels & Resorts Inc.	1,089,856	17,492,189	0.51
Prologis Inc.	698,290	24,461,099	0.71
Ventas Inc.	438,486	27,295,753	0.80
Vornado Realty Trust	281,524	22,817,520	0.67
Other securities[a]		191,533,486	5.59

		431,527,880	12.59
RETAIL
Kohl’s Corp.	343,202	17,578,807	0.51
Macy’s Inc.	543,713	20,454,483	0.60
Other securities[a]		77,137,555	2.25

		115,170,845	3.36
SAVINGS & LOANS
Other securities[a]		33,401,670	0.97

		33,401,670	0.97
SEMICONDUCTORS
Analog Devices Inc.	413,616	16,209,611	0.47
Applied Materials Inc.	1,943,554	21,699,780	0.63
Other securities[a]		76,760,889	2.25

		114,670,280	3.35
SHIPBUILDING
Other securities[a]		3,152,320	0.09

		3,152,320	0.09
SOFTWARE
Other securities[a]		50,221,684	1.47

		50,221,684	1.47
TELECOMMUNICATIONS
Sprint Nextel Corp.[b]	4,548,916	25,110,016	0.73
Other securities[a]		63,410,791	1.85

		88,520,807	2.58
TEXTILES
Other securities[a]		10,724,850	0.31

		10,724,850	0.31
TOYS, GAMES & HOBBIES
Other securities[a]		4,780,895	0.14

		4,780,895	0.14

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value	% of Net Assets

TRANSPORTATION
Other securities[a]		$18,115,970	0.53%

		18,115,970	0.53
TRUCKING & LEASING
Other securities[a]		3,015,914	0.09

		3,015,914	0.09
WATER
Other securities[a]		14,557,465	0.43

		14,557,465	0.43

TOTAL COMMON STOCKS
(Cost: $3,419,738,186)		3,420,427,511	99.81

RIGHTS

INTERNET
Other securities[a]		154,099	0.00

		154,099	0.00

TOTAL RIGHTS
(Cost: $75,114)		154,099	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	186,416,705	186,416,705	5.44
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [d,e,f]	13,127,446	13,127,446	0.39
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	5,216,266	5,216,266	0.15

		204,760,417	5.98

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,760,417)		204,760,417	5.98

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,624,573,717)		3,625,342,027	105.79
Other Assets, Less Liabilities		(198,276,089)	(5.79)

NET ASSETS		$3,427,065,938	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,599,222,062	$296,432,619	$371,642,778
Affiliated (Note 2)	148,184,359	9,948,876	9,252,476

Total cost of investments	$3,747,406,421	$306,381,495	$380,895,254

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,646,239,792	$355,375,321	$332,983,792
Affiliated (Note 2)	147,620,184	9,941,109	9,117,719

Total fair value of investments	3,793,859,976	365,316,430	342,101,511
Cash	88,213	2,434	11,897
Receivables:
Investment securities sold	277,543	145,491	67,980
Dividends and interest	4,953,720	365,719	530,902
Capital shares sold	—	—	17,900

Total Assets	3,799,179,452	365,830,074	342,730,190

LIABILITIES
Payables:
Investment securities purchased	1,470,613	448,483	165,162
Collateral for securities on loan (Note 5)	130,520,914	9,000,611	6,895,755
Capital shares redeemed	703,738	12,811	149,352
Investment advisory fees (Note 2)	614,034	74,620	65,691

Total Liabilities	133,309,299	9,536,525	7,275,960

NET ASSETS	$3,665,870,153	$356,293,549	$335,454,230

Net assets consist of:
Paid-in capital	$3,865,807,776	$405,126,832	$454,968,974
Undistributed net investment income	683,244	59,700	48,354
Accumulated net realized loss	(247,074,425)	(107,827,918)	(80,769,355)
Net unrealized appreciation (depreciation)	46,453,558	58,934,935	(38,793,743)

NET ASSETS	$3,665,870,153	$356,293,549	$335,454,230

Shares outstanding[b]	43,150,000	6,550,000	3,550,000

Net asset value per share	$84.96	$54.40	$94.49

[a]	Securities on loan with values of $126,914,705, $8,752,489 and $6,684,257, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$522,008,221	$5,648,777,648	$2,902,364,494
Affiliated (Note 2)	79,555,312	419,165,559	256,974,475

Total cost of investments	$601,563,533	$6,067,943,207	$3,159,338,969

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$469,511,975	$6,169,010,156	$3,290,601,166
Affiliated (Note 2)	79,555,312	419,165,559	256,974,475

Total fair value of investments	549,067,287	6,588,175,715	3,547,575,641
Cash	1,927	546,666	79,106
Receivables:
Investment securities sold	3,237,891	4,785,289	1,660,773
Dividends and interest	760,033	9,373,372	3,208,491

Total Assets	553,067,138	6,602,881,042	3,552,524,011

LIABILITIES
Payables:
Investment securities purchased	3,770,451	11,093,082	1,292,548
Collateral for securities on loan (Note 5)	78,826,194	412,696,854	254,414,163
Investment advisory fees (Note 2)	231,559	1,011,337	679,787

Total Liabilities	82,828,204	424,801,273	256,386,498

NET ASSETS	$470,238,934	$6,178,079,769	$3,296,137,513

Net assets consist of:
Paid-in capital	$614,110,555	$5,939,388,510	$3,571,297,586
Undistributed (distribution in excess of) net investment income	(448,296)	775,764	67,854
Accumulated net realized loss	(90,927,079)	(282,317,013)	(663,464,599)
Net unrealized appreciation (depreciation)	(52,496,246)	520,232,508	388,236,672

NET ASSETS	$470,238,934	$6,178,079,769	$3,296,137,513

Shares outstanding[b]	8,900,000	55,750,000	53,000,000

Net asset value per share	$52.84	$110.82	$62.19

[a]	Securities on loan with values of $75,229,199, $401,462,221 and $248,576,709, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

iShares Russell Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,419,813,300
Affiliated (Note 2)	204,760,417

Total cost of investments	$3,624,573,717

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,420,581,610
Affiliated (Note 2)	204,760,417

Total fair value of investments	3,625,342,027
Cash	409,602
Receivables:
Investment securities sold	5,301,740
Dividends and interest	6,916,058

Total Assets	3,637,969,427

LIABILITIES
Payables:
Investment securities purchased	10,512,564
Collateral for securities on loan (Note 5)	199,544,151
Capital shares redeemed	94,454
Securities related to in-kind transactions (Note 4)	48,700
Investment advisory fees (Note 2)	703,620

Total Liabilities	210,903,489

NET ASSETS	$3,427,065,938

Net assets consist of:
Paid-in capital	$3,961,939,134
Undistributed net investment income	824,125
Accumulated net realized loss	(536,465,631)
Net unrealized appreciation	768,310

NET ASSETS	$3,427,065,938

Shares outstanding[b]	70,300,000

Net asset value per share	$48.75

[a]	Securities on loan with a value of $193,111,005. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$34,970,132	$2,813,278	$3,681,276
Dividends — affiliated (Note 2)	181,337	7,592	25,287
Interest — affiliated (Note 2)	1,520	149	132
Securities lending income — affiliated (Note 2)	723,922	87,851	41,375

Total investment income	35,876,911	2,908,870	3,748,070

EXPENSES
Investment advisory fees (Note 2)	3,419,789	435,893	370,259

Total expenses	3,419,789	435,893	370,259

Net investment income	32,457,122	2,472,977	3,377,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,332,784)	(12,337,030)	2,376,334
Investments — affiliated (Note 2)	(28,833)	(2,390)	19,642
In-kind redemptions — unaffiliated	94,455,310	2,403,702	4,946,825
In-kind redemptions — affiliated (Note 2)	78,559	331	(6,577)
Foreign currency transactions	39	—	6

Net realized gain (loss)	63,172,291	(9,935,387)	7,336,230

Net change in unrealized appreciation/depreciation	1,917,223	13,439,303	(135,218)

Net realized and unrealized gain	65,089,514	3,503,916	7,201,012

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,546,636	$5,976,893	$10,578,823

[a]	Net of foreign withholding tax of $19,734, $720 and $2,818, respectively.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,679,692	$52,889,786	$19,155,871
Dividends — affiliated (Note 2)	30,670	—	—
Interest — affiliated (Note 2)	222	2,395	1,121
Securities lending income — affiliated (Note 2)	1,224,588	1,963,329	1,228,004

Total investment income	4,935,172	54,855,510	20,384,996

EXPENSES
Investment advisory fees (Note 2)	1,384,193	6,153,760	4,058,783

Total expenses	1,384,193	6,153,760	4,058,783

Net investment income	3,550,979	48,701,750	16,326,213

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,264,468)	(66,074,857)	(181,253,020)
Investments — affiliated (Note 2)	70,984	—	—
In-kind redemptions — unaffiliated	15,631,462	278,637,180	155,145,923
In-kind redemptions — affiliated (Note 2)	7,628	—	—

Net realized gain (loss)	8,445,606	212,562,323	(26,107,097)

Net change in unrealized appreciation/depreciation	2,010,554	(253,351,450)	(24,600,942)

Net realized and unrealized gain (loss)	10,456,160	(40,789,127)	(50,708,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,007,139	$7,912,623	$(34,381,826)

[a]	Net of foreign withholding tax of $3,576, $4,178 and $4,575, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

iShares Russell Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$35,435,300
Interest — affiliated (Note 2)	1,292
Securities lending income — affiliated (Note 2)	785,054

Total investment income	36,221,646

EXPENSES
Investment advisory fees (Note 2)	3,917,935

Total expenses	3,917,935

Net investment income	32,303,711

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,616,548)
In-kind redemptions — unaffiliated	76,246,769

Net realized gain	33,630,221

Net change in unrealized appreciation/depreciation	(2,683,781)

Net realized and unrealized gain	30,946,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,250,151

[a]	Net of foreign withholding tax of $926.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,457,122	$58,644,619	$2,472,977	$4,243,620
Net realized gain (loss)	63,172,291	75,472,161	(9,935,387)	25,404,555
Net change in unrealized appreciation/depreciation	1,917,223	88,051,711	13,439,303	(2,974,253)

Net increase in net assets resulting from operations	97,546,636	222,168,491	5,976,893	26,673,922

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,767,761)	(58,755,420)	(2,420,600)	(4,235,901)

Total distributions to shareholders	(31,767,761)	(58,755,420)	(2,420,600)	(4,235,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	536,309,640	458,403,487	15,863,003	113,600,554
Cost of shares redeemed	(375,349,706)	(638,291,209)	(7,991,458)	(151,325,364)

Net increase (decrease) in net assets from capital share transactions	160,959,934	(179,887,722)	7,871,545	(37,724,810)

INCREASE (DECREASE) IN NET ASSETS	226,738,809	(16,474,651)	11,427,838	(15,286,789)

NET ASSETS
Beginning of period	3,439,131,344	3,455,605,995	344,865,711	360,152,500

End of period	$3,665,870,153	$3,439,131,344	$356,293,549	$344,865,711

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$683,244	$(6,117)	$59,700	$7,323

SHARES ISSUED AND REDEEMED
Shares sold	6,450,000	6,150,000	300,000	2,350,000
Shares redeemed	(4,550,000)	(8,450,000)	(150,000)	(3,200,000)

Net increase (decrease) in shares outstanding	1,900,000	(2,300,000)	150,000	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,377,811	$6,791,019	$3,550,979	$5,224,532
Net realized gain	7,336,230	7,511,292	8,445,606	19,552,825
Net change in unrealized appreciation/depreciation	(135,218)	(3,715,718)	2,010,554	(47,276,261)

Net increase (decrease) in net assets resulting from operations	10,578,823	10,586,593	14,007,139	(22,498,904)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,322,751)	(6,847,260)	(3,690,433)	(5,609,785)

Total distributions to shareholders	(3,322,751)	(6,847,260)	(3,690,433)	(5,609,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,552,142	29,164,213	80,492,140	114,070,321
Cost of shares redeemed	(37,150,530)	(68,365,615)	(105,862,913)	(165,152,035)

Net increase (decrease) in net assets from capital share transactions	20,401,612	(39,201,402)	(25,370,773)	(51,081,714)

INCREASE (DECREASE) IN NET ASSETS	27,657,684	(35,462,069)	(15,054,067)	(79,190,403)

NET ASSETS
Beginning of period	307,796,546	343,258,615	485,293,001	564,483,404

End of period	$335,454,230	$307,796,546	$470,238,934	$485,293,001

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$48,354	$(6,706)	$(448,296)	$(308,842)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	350,000	1,600,000	2,300,000
Shares redeemed	(400,000)	(800,000)	(2,150,000)	(3,450,000)

Net increase (decrease) in shares outstanding	200,000	(450,000)	(550,000)	(1,150,000)

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,701,750	$93,127,514	$16,326,213	$26,988,032
Net realized gain (loss)	212,562,323	268,275,405	(26,107,097)	305,514,074
Net change in unrealized appreciation/depreciation	(253,351,450)	(198,784,321)	(24,600,942)	(246,551,600)

Net increase (decrease) in net assets resulting from operations	7,912,623	162,618,598	(34,381,826)	85,950,506

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,917,369)	(96,356,762)	(16,263,095)	(28,429,433)

Total distributions to shareholders	(47,917,369)	(96,356,762)	(16,263,095)	(28,429,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	513,406,684	1,307,861,666	525,498,026	958,861,166
Cost of shares redeemed	(1,078,961,209)	(1,092,408,461)	(610,696,134)	(1,025,562,115)

Net increase (decrease) in net assets from capital share transactions	(565,554,525)	215,453,205	(85,198,108)	(66,700,949)

INCREASE (DECREASE) IN NET ASSETS	(605,559,271)	281,715,041	(135,843,029)	(9,179,876)

NET ASSETS
Beginning of period	6,783,639,040	6,501,923,999	3,431,980,542	3,441,160,418

End of period	$6,178,079,769	$6,783,639,040	$3,296,137,513	$3,431,980,542

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$775,764	$(8,617)	$67,854	$4,736

SHARES ISSUED AND REDEEMED
Shares sold	4,700,000	12,500,000	8,750,000	16,250,000
Shares redeemed	(10,200,000)	(10,900,000)	(10,300,000)	(18,200,000)

Net increase (decrease) in shares outstanding	(5,500,000)	1,600,000	(1,550,000)	(1,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,303,711	$58,116,694
Net realized gain	33,630,221	153,616,207
Net change in unrealized appreciation/depreciation	(2,683,781)	(185,049,708)

Net increase in net assets resulting from operations	63,250,151	26,683,193

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,479,586)	(59,920,782)

Total distributions to shareholders	(31,479,586)	(59,920,782)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	738,253,248	670,600,956
Cost of shares redeemed	(565,722,384)	(984,157,299)

Net increase (decrease) in net assets from capital share transactions	172,530,864	(313,556,343)

INCREASE (DECREASE) IN NET ASSETS	204,301,429	(346,793,932)

NET ASSETS
Beginning of period	3,222,764,509	3,569,558,441

End of period	$3,427,065,938	$3,222,764,509

Undistributed net investment income included in net assets at end of period	$824,125	$—

SHARES ISSUED AND REDEEMED
Shares sold	15,600,000	14,600,000
Shares redeemed	(12,250,000)	(21,800,000)

Net increase (decrease) in shares outstanding	3,350,000	(7,200,000)

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$83.37	$79.35	$68.90	$46.12	$76.26	$82.61

Income from investment operations:
Net investment income[a]	0.77	1.38	1.21	1.12	1.36	1.39
Net realized and unrealized gain (loss)[b]	1.55	4.02	10.48	22.78	(30.20)	(6.35)

Total from investment operations	2.32	5.40	11.69	23.90	(28.84)	(4.96)

Less distributions from:
Net investment income	(0.73)	(1.38)	(1.24)	(1.12)	(1.30)	(1.39)

Total distributions	(0.73)	(1.38)	(1.24)	(1.12)	(1.30)	(1.39)

Net asset value, end of period	$84.96	$83.37	$79.35	$68.90	$46.12	$76.26

Total return	2.82%[c]	7.00%	17.24%	52.12%	(38.14)%	(6.15)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,665,870	$3,439,131	$3,455,606	$3,055,769	$2,234,732	$2,718,702
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.90%	1.82%	1.73%	1.87%	2.23%	1.64%
Portfolio turnover rate[e]	3%	6%	6%	6%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$53.89	$49.68	$42.31	$28.58	$44.21	$45.35

Income from investment operations:
Net investment income[a]	0.37	0.62	0.55	0.51	0.49	0.43
Net realized and unrealized gain (loss)[b]	0.50	4.22	7.39	13.75	(15.67)	(1.14)

Total from investment operations	0.87	4.84	7.94	14.26	(15.18)	(0.71)

Less distributions from:
Net investment income	(0.36)	(0.63)	(0.57)	(0.53)	(0.45)	(0.43)
Return of capital	—	—	(0.00)[c]	—	—	—

Total distributions	(0.36)	(0.63)	(0.57)	(0.53)	(0.45)	(0.43)

Net asset value, end of period	$54.40	$53.89	$49.68	$42.31	$28.58	$44.21

Total return	1.64%[d]	9.90%	18.97%	50.11%	(34.48)%	(1.64)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$356,294	$344,866	$360,153	$327,940	$300,115	$329,365
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.42%	1.28%	1.27%	1.40%	1.35%	0.90%
Portfolio turnover rate[f]	17%	20%	24%	20%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$91.88	$90.33	$80.04	$53.09	$94.65	$108.53

Income from investment operations:
Net investment income[a]	1.03	1.90	1.67	1.55	2.28	2.47
Net realized and unrealized gain (loss)[b]	2.53	1.58	10.37	26.95	(41.59)	(13.89)

Total from investment operations	3.56	3.48	12.04	28.50	(39.31)	(11.42)

Less distributions from:
Net investment income	(0.95)	(1.93)	(1.75)	(1.55)	(2.25)	(2.46)

Total distributions	(0.95)	(1.93)	(1.75)	(1.55)	(2.25)	(2.46)

Net asset value, end of period	$94.49	$91.88	$90.33	$80.04	$53.09	$94.65

Total return	3.94%[c]	4.06%	15.36%	54.07%	(42.08)%	(10.75)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$335,454	$307,797	$343,259	$372,184	$268,091	$572,634
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.28%	2.23%	2.06%	2.24%	2.93%	2.31%
Portfolio turnover rate[e]	16%	21%	25%	24%	26%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$51.35	$53.25	$43.02	$26.54	$46.57	$58.87

Income from investment operations:
Net investment income[a]	0.38	0.56	0.34	0.31	0.42	0.41
Net realized and unrealized gain (loss)[b]	1.53	(1.84)	10.30	16.47	(20.01)	(12.31)

Total from investment operations	1.91	(1.28)	10.64	16.78	(19.59)	(11.90)

Less distributions from:
Net investment income	(0.42)	(0.62)	(0.41)	(0.30)	(0.44)	(0.39)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.42)	(0.62)	(0.41)	(0.30)	(0.44)	(0.40)

Net asset value, end of period	$52.84	$51.35	$53.25	$43.02	$26.54	$46.57

Total return	3.72%[c]	(2.28)%	24.90%	63.36%	(42.29)%	(20.32)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$470,239	$485,293	$564,483	$430,189	$208,375	$172,327
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.54%	1.17%	0.76%	0.85%	1.14%	0.75%
Portfolio turnover rate[e]	21%	31%	35%	35%	25%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of period	$110.75	$109.00	$89.36	$54.25	$93.36	$103.91

Income from investment operations:
Net investment income[a]	0.85	1.52	1.49	1.23	1.37	1.30
Net realized and unrealized gain (loss)[b]	0.09	1.79	19.74	35.10	(39.16)	(10.58)

Total from investment operations	0.94	3.31	21.23	36.33	(37.79)	(9.28)

Less distributions from:
Net investment income	(0.87)	(1.56)	(1.59)	(1.22)	(1.32)	(1.26)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.87)	(1.56)	(1.59)	(1.22)	(1.32)	(1.27)

Net asset value, end of period	$110.82	$110.75	$109.00	$89.36	$54.25	$93.36

Total return	0.88%[c]	3.18%	24.08%	67.32%	(40.76)%	(9.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,178,080	$6,783,639	$6,501,924	$5,500,145	$3,434,008	$3,351,633
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.58%	1.48%	1.59%	1.64%	1.89%	1.25%
Portfolio turnover rate[e]	11%	13%	12%	13%	14%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$62.91	$60.91	$48.68	$30.22	$50.62	$53.47

Income from investment operations:
Net investment income[b]	0.30	0.50	0.46	0.41	0.40	0.36
Net realized and unrealized gain (loss)[c]	(0.72)	2.03	12.27	18.44	(20.40)	(2.86)

Total from investment operations	(0.42)	2.53	12.73	18.85	(20.00)	(2.50)

Less distributions from:
Net investment income	(0.30)	(0.53)	(0.50)	(0.39)	(0.40)	(0.34)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.30)	(0.53)	(0.50)	(0.39)	(0.40)	(0.35)

Net asset value, end of period	$62.19	$62.91	$60.91	$48.68	$30.22	$50.62

Total return	(0.65)%[d]	4.23%	26.33%	62.58%	(39.66)%	(4.74)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,296,138	$3,431,981	$3,441,160	$3,239,681	$1,681,704	$2,703,288
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.01%	0.85%	0.89%	1.00%	0.97%	0.64%
Portfolio turnover rate[f]	23%	29%	29%	28%	34%	25%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of period	$48.14	$48.14	$40.35	$23.98	$42.87	$50.96

Income from investment operations:
Net investment income[b]	0.48	0.89	0.89	0.73	0.91	0.93
Net realized and unrealized gain (loss)[c]	0.59	0.04	7.83	16.38	(18.85)	(8.07)

Total from investment operations	1.07	0.93	8.72	17.11	(17.94)	(7.14)

Less distributions from:
Net investment income	(0.46)	(0.93)	(0.93)	(0.74)	(0.95)	(0.94)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.46)	(0.93)	(0.93)	(0.74)	(0.95)	(0.95)

Net asset value, end of period	$48.75	$48.14	$48.14	$40.35	$23.98	$42.87

Total return	2.26%[d]	2.11%	21.99%	71.91%	(42.36)%	(14.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,427,066	$3,222,765	$3,569,558	$2,834,421	$1,745,541	$2,655,947
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.06%	1.97%	2.12%	2.17%	2.62%	1.89%
Portfolio turnover rate[f]	23%	27%	25%	27%	38%	22%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell 3000	Diversified
Russell 3000 Growth	Diversified
Russell 3000 Value	Diversified
Russell Microcap	Diversified
Russell Midcap	Diversified
Russell Midcap Growth	Diversified
Russell Midcap Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Russell 3000
Assets:
Common Stocks	$3,659,200,797	$379,676		$57		$3,659,580,530
Investment Companies	34,531	—		—		34,531
Rights	28,082	—		—		28,082
Warrants	—	0	[a]	—		0	[a]
Short-Term Investments	134,216,833	—		—		134,216,833

	$3,793,480,243	$379,676		$57		$3,793,859,976

Russell 3000 Growth
Assets:
Common Stocks	$355,858,654	$71,411		$0	[a]	$355,930,065
Rights	839	—		—		839
Warrants	—	0	[a]	—		0	[a]
Short-Term Investments	9,385,526	—		—		9,385,526

	$365,245,019	$71,411		$0	[a]	$365,316,430

Russell 3000 Value
Assets:
Common Stocks	$334,890,064	$65		$11		$334,890,140
Investment Companies	6,278	—		—		6,278
Rights	4,130	—		—		4,130
Short-Term Investments	7,200,963	—		—		7,200,963

	$342,101,435	$65		$11		$342,101,511

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iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Microcap
Assets:
Common Stocks	$469,184,022	$—	$42,704	$469,226,726
Investment Companies	285,249	—	—	285,249
Short-Term Investments	79,555,312	—	—	79,555,312

	$549,024,583	$—	$42,704	$549,067,287

Russell Midcap
Assets:
Common Stocks	$6,168,830,873	$—	$—	$6,168,830,873
Rights	179,283	—	—	179,283
Short-Term Investments	419,165,559	—	—	419,165,559

	$6,588,175,715	$—	$—	$6,588,175,715

Russell Midcap Growth
Assets:
Common Stocks	$3,290,571,405	$—	$—	$3,290,571,405
Rights	29,761	—	—	29,761
Short-Term Investments	256,974,475	—	—	256,974,475

	$3,547,575,641	$—	$—	$3,547,575,641

Russell Midcap Value
Assets:
Common Stocks	$3,420,427,511	$—	$—	$3,420,427,511
Rights	154,099	—	—	154,099
Short-Term Investments	204,760,417	—	—	204,760,417

	$3,625,342,027	$—	$—	$3,625,342,027

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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Notes to Financial Statements (Unaudited) (Continued)

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FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

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The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended September 30, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$389,804
Russell 3000 Growth	47,304
Russell 3000 Value	22,279
Russell Microcap	659,393
Russell Midcap	1,057,177
Russell Midcap Growth	661,233
Russell Midcap Value	422,721

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended September 30, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	18,761	13,763	(3,187)	29,337	$5,230,787	$71,513	$(5,413)
BlackRock Kelso Capital Corp.	15,894	—	—	15,894	154,490	8,265	—
PennyMac Mortgage Investment Trust	6,611	8,214	(1,170)	13,655	319,117	8,670	4,379
PNC Financial Services Group Inc. (The)	115,277	20,493	(13,758)	122,012	7,698,957	92,889	50,760

					$13,403,351	$181,337	$49,726

Russell 3000 Growth
BlackRock Inc	1,833	1,394	(111)	3,116	$555,583	$7,592	$(2,059)

Russell 3000 Value
BlackRock Inc.	1,725	1,020	(271)	2,474	$441,114	$5,880	$1,204
BlackRock Kelso Capital Corp.	2,896		(156)	2,740	26,633	1,425	(181)
PennyMac Mortgage Investment Trust	1,209	1,599	(314)	2,494	58,285	1,532	946
PNC Financial Services Group Inc. (The)	20,955	4,075	(2,990)	22,040	1,390,724	16,450	11,096

					$1,916,756	$25,287	$13,065

Russell Microcap
PennyMac Mortgage Investment Trust	59,513	17,676	(77,189)	—	$—	$30,670	$78,612

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$116,361,115	$114,631,595
Russell 3000 Growth	58,861,377	58,708,065
Russell 3000 Value	46,756,188	46,408,733
Russell Microcap	99,134,565	98,886,214
Russell Midcap	667,117,507	663,786,994
Russell Midcap Growth	740,387,887	742,533,726
Russell Midcap Value	743,862,945	739,421,062

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$534,269,695	$373,965,477
Russell 3000 Growth	15,831,612	7,973,375
Russell 3000 Value	57,283,422	37,006,967
Russell Microcap	79,278,616	104,383,421
Russell Midcap	511,514,781	1,075,675,168
Russell Midcap Growth	524,752,208	609,463,234
Russell Midcap Value	735,020,430	563,415,874

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

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5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of September 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$14,786,063	$95,540	$3,180,853	$—	$—	$36,634,037	$126,187,428	$31,991,900	$212,875,821
Russell 3000 Growth	5,827,561	911,779	2,128,959	1,086,830	—	14,427,568	55,612,220	15,920,828	95,915,745
Russell 3000 Value	—	—	—	—	—	15,965,470	50,060,389	12,829,303	78,855,162
Russell Microcap	886,519	—	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	88,363,729
Russell Midcap	—	—	—	—	6,950,324	50,284,490	201,205,737	27,732,055	286,172,606
Russell Midcap Growth	—	—	—	—	—	54,753,546	421,837,084	137,522,509	614,113,139
Russell Midcap Value	—	—	—	—	—	158,645,686	350,234,018	4,032,186	512,911,890

[a]	Must be utilized prior to losses subject to expiration.

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As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$3,841,149,418	$546,562,363	$(593,851,805)	$(47,289,442)
Russell 3000 Growth	308,358,295	68,802,233	(11,844,098)	56,958,135
Russell 3000 Value	389,863,739	29,601,669	(77,363,897)	(47,762,228)
Russell Microcap	612,839,540	44,443,727	(108,215,980)	(63,772,253)
Russell Midcap	6,274,227,969	1,036,538,406	(722,590,660)	313,947,746
Russell Midcap Growth	3,182,578,596	510,726,131	(145,729,086)	364,997,045
Russell Midcap Value	3,681,757,679	288,101,786	(344,517,438)	(56,415,652)

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds generally compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. For the iShares Russell Microcap Index Fund, the Board noted that the overall expenses for the Fund were higher than the median overall expenses of the funds in the Lipper Group. The Board considered that Lipper does not have a microcap investment classification, and that Lipper had compared the Fund to competitor funds in the small cap core category, which contains primarily small cap core funds, which generally are subject to lower fees and expenses than microcap funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

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Contract (Unaudited) (Continued)

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the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares Russell 3000 Index Fund and iShares Russell Midcap Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees, and further noted that should material economies of scale exist in the future, a breakpoint structure for the Funds, with the exception of iShares Russell 3000 Index Fund and iShares Russell Midcap Index Fund, may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, and iShares Russell 3000 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$0.72155	$—	$0.00884	$0.73039	99%	—%	1%	100%
Russell 3000 Growth	0.36160	—	0.00240	0.36400	99	—	1	100
Russell 3000 Value	0.93647	—	0.01502	0.95149	98	—	2	100
Russell Microcap	0.39528	—	0.02145	0.41673	95	—	5	100
Russell Midcap	0.84318	—	0.02659	0.86977	97	—	3	100
Russell Midcap Growth	0.29904	—	0.00385	0.30289	99	—	1	100
Russell Midcap Value	0.43857	—	0.01782	0.45639	96	—	4	100

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-36-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares 2013 S&P AMT-Free Municipal Series  |  MUAB  |  NYSE Arca

iShares 2014 S&P AMT-Free Municipal Series  |  MUAC  |  NYSE Arca

iShares 2015 S&P AMT-Free Municipal Series  |  MUAD  |  NYSE Arca

iShares 2016 S&P AMT-Free Municipal Series  |  MUAE  |  NYSE Arca

iShares 2017 S&P AMT-Free Municipal Series  |  MUAF  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of September 30, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2013 S&P AMT-Free	0.51%	0.84%	0.82%	1.46%	1.41%	1.84%	4.05%	3.90%	5.09%
2014 S&P AMT-Free	1.12%	1.42%	1.33%	2.29%	2.29%	2.67%	6.38%	6.37%	7.47%
2015 S&P AMT-Free	2.04%	2.46%	2.21%	3.51%	3.55%	3.97%	9.88%	9.99%	11.23%
2016 S&P AMT-Free	3.79%	4.90%	3.88%	4.90%	4.96%	5.44%	13.97%	14.14%	15.57%
2017 S&P AMT-Free	5.23%	5.52%	5.24%	6.08%	6.18%	6.47%	17.50%	17.82%	18.68%

Total returns for the period since inception are calculated from the inception date of each Fund (1/7/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the six-month period ended September 30, 2012, the total return for the 2013 Fund was 0.12%, net of fees, while the total return for the 2013 Index was 0.29%.

BOND CREDIT QUALITY

As of 9/30/12

S&P Credit Rating	Percentage of Total Investments*

AAA	20.53%
AA+	23.77
AA	17.30
AA-	19.20
A+	5.44
A	2.13
A-	6.86
BBB+	0.96
BBB	0.99
BBB-	1.02
Not Rated	1.80

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	4.20%
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.50%, 06/15/22	1.88
California Statewide Communities Development Authority RB Miscellaneous Revenue, 4.00%, 06/15/13	1.47
State of California GO, Series A, 5.25%, 07/01/13	1.45
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.50%, 06/15/17	1.36
New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F, 5.25%, 06/15/13	1.36
Columbus City School District GO, 5.00%, 12/01/31	1.35
City of New York GO, Series G, 5.00%, 08/01/13	1.16
City of New York GO, Series J, 5.50%, 06/01/23	1.16
State of Washington GO, Series D, 5.00%, 12/01/14	1.08

TOTAL	16.47%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the six-month period ended September 30, 2012, the total return for the 2014 Fund was 0.41%, net of fees, while the total return for the 2014 Index was 0.52%.

BOND CREDIT QUALITY

As of 9/30/12

S&P Credit Rating	Percentage of Total Investments*

AAA	27.46%
AA+	24.46
AA	15.91
AA-	17.37
A+	4.61
A	1.71
A-	1.69
BBB+	0.93
BBB	2.15
Not Rated	3.71

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

State of California GO, Series A, 5.25%, 07/01/14	4.75%
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/14	1.80
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls, Series A, 5.25%, 06/15/19	1.63
Virginia Public Building Authority RB Miscellaneous Revenue, Series B, 5.25%, 08/01/19	1.18
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A, 5.25%, 07/01/17	1.17
Spokane County School District No. 354 Mead GO, 5.38%, 12/01/20	1.17
Indiana Transportation Finance Authority RB Highway Revenue Tolls, Series A, 5.25%, 06/01/29	1.16
New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A, 5.13%, 06/15/17	1.13
North East Independent School District GO, 5.00%, 08/01/33	1.09
City of New York GO, Series B, 5.00%, 08/01/14	1.03

TOTAL	16.11%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the six-month period ended September 30, 2012, the total return for the 2015 Fund was 0.90%, net of fees, while the total return for the 2015 Index was 1.00%.

BOND CREDIT QUALITY As of 9/30/12

S&P Credit Rating	Percentage of Total Investments*

AAA	26.50%
AA+	21.13
AA	18.98
AA-	22.13
A+	2.52
A	1.83
A-	1.32
BBB+	1.58
BBB	0.99
BBB-	0.22
Not Rated	2.80

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/12

Security	Percentage of Net Assets

Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A, 4.75%, 07/01/34	1.96%
Washington Suburban Sanitary District GO, 5.00%, 06/01/16	1.45
City of New York GO, Series A-1, 5.00%, 08/01/15	1.43
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/15	1.30
State of Utah GO, Series B, 4.00%, 07/01/15	1.21
County of Loudoun GO, Series B, 5.00%, 06/01/17	1.17
City of New York GO, Series E, 5.00%, 08/01/15	1.02
State of Maryland GO, Second Series A, 5.00%, 08/01/17	1.00
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/15	0.99
State of Connecticut GO, Series C, 5.00%, 06/01/15	0.98

TOTAL	12.51%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the six-month period ended September 30, 2012, the total return for the 2016 Fund was 1.85%, net of fees, while the total return for the 2016 Index was 1.94%.

BOND CREDIT QUALITY

As of 9/30/12

S&P Credit Rating	Percentage of Total Investments*

AAA	27.15%
AA+	17.11
AA	17.37
AA-	26.34
A+	2.59
A	1.69
A-	0.89
BBB+	1.78
BBB	2.28
Not Rated	2.80

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/31	2.12%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/16	1.51
City of New York GO, Series E, 5.00%, 08/01/16	1.27
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.25%, 07/01/16	1.24
City of New York GO, Series B, 4.00%, 08/01/16	1.23
State of Maryland GO, Second Series, 5.00%, 08/01/16	1.22
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/28	1.15
State of Utah GO, Series A, 5.00%, 07/01/16	1.03
Scottsdale Municipal Property Corp. RB Sales Tax Revenue, 5.00%, 07/01/21	1.01
Commonwealth of Massachusetts GOL, Series A, 5.00%, 08/01/16	1.00

TOTAL	12.78%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the six-month period ended September 30, 2012, the total return for the 2017 Fund was 2.72%, net of fees, while the total return for the 2017 Index was 2.74%.

BOND CREDIT QUALITY

As of 9/30/12

S&P Credit Rating	Percentage of Total Investments*

AAA	27.14%
AA+	19.79
AA	16.28
AA-	23.64
A+	5.00
A	1.35
A-	0.54
BBB+	2.21
BBB	1.35
BBB-	0.17
Not Rated	2.53

TOTAL	100.00%

*	Excludes Short-term investments.

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/17	2.42%
City of New York GO, Series E, 5.00%, 08/01/17	1.41
State of California GO, Series A, 5.00%, 07/01/17	1.41
State of Georgia GO, Series E, 5.00%, 08/01/21	1.18
State of Georgia GO, Series E, 5.00%, 08/01/19	1.09
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series C, 5.50%, 07/01/17	1.00
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue, Series A, 5.00%, 08/15/17	0.93
State of Washington GO, Series R-2011C, 5.00%, 07/01/17	0.93
State of Georgia GO, Series I, 5.00%, 07/01/17	0.92
Commonwealth of Pennsylvania GO, Third Series, 5.00%, 07/15/17	0.90

TOTAL	12.19%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
2013 S&P AMT-Free
Actual	$1,000.00	$1,001.20	0.30%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2014 S&P AMT-Free
Actual	1,000.00	1,004.10	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2015 S&P AMT-Free
Actual	1,000.00	1,009.00	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
2016 S&P AMT-Free
Actual	$1,000.00	$1,018.50	0.30%	$1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2017 S&P AMT-Free
Actual	1,000.00	1,027.20	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.28%

ALASKA — 1.04%
Borough of North Slope GO
Series A
0.00%, 06/30/13	(NPFGC)	$100	$99,684
City of Anchorage GO
Series D
4.50%, 08/01/13	(AMBAC)	185	191,625
State of Alaska GO
Series B
5.25%, 07/15/13	(AGM)	100	104,050

			395,359
ARIZONA — 4.03%
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/13		150	155,418
5.00%, 07/01/13	(AGM)	100	103,573
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13		150	155,631
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	103,699
City of Phoenix GO
Series A
5.00%, 07/01/13		105	108,793
City of Phoenix GOL
5.00%, 07/01/13		150	155,440
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	103,581
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	129,300
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	102,847
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13		100	103,452

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	$105	$108,797
Pima County GO
5.00%, 07/01/13	(NPFGC)	100	103,510
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13	(AGM)	100	103,479

			1,537,520
CALIFORNIA — 21.68%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13) (AGM)	200	207,634
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		545	559,404
5.00%, 06/15/13		1,550	1,602,002
Cerritos Community College District GO
Series A
5.00%, 08/01/27	(PR 08/01/13) (NPFGC)	200	210,042
Chabot-Las Positas Community College District GO
0.00%, 08/01/13	(AMBAC)	250	249,055
City & County of San Francisco GO
Series 2008
5.00%, 06/15/13		250	258,615
City of Los Angeles RB Sewer Revenue Series A
4.00%, 06/01/13	(NPFGC)	100	102,577
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13		165	170,080
El Camino Community College District GO
Series A
5.00%, 08/01/18	(PR 08/01/13) (NPFGC)	350	364,080

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Los Angeles Community College District GO
Series E
5.00%, 08/01/13	(AGM)	$110	$114,400
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	103,801
Series A
3.00%, 07/01/13		225	229,788
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/13	(NPFGC)	250	259,048
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13	(AMBAC)	100	103,612
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	103,635
5.00%, 07/01/24	(PR 07/01/13) (AGM)	270	279,793
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	315	326,425
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	155,726
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	259,777
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	98,806
Series F
5.00%, 07/01/13	(FGIC)	100	103,635
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	250	259,067
Series KRY
5.00%, 07/01/13		135	139,907
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		100	103,651
Series D
5.00%, 07/01/13		100	103,666

Security		Principal (000s)	Value

Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	$150	$155,414
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13		100	102,342
San Jose Unified School District GO
Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	103,211
Solano County Community College District GO
Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	150	156,035
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		100	104,511
State of California GO
5.00%, 06/01/13		180	185,710
Series A
5.25%, 07/01/13		320	332,112
5.25%, 07/01/13	(AGM-CR)	100	103,840
5.25%, 07/01/13	(NPFGC)	535	555,314

			8,266,715
COLORADO — 0.98%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	260	269,773
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/20	(PR 06/01/13) (NPFGC)	100	103,234

			373,007
CONNECTICUT — 0.87%
State of Connecticut GO
Series B
5.00%, 06/01/13	(NPFGC)	120	123,895
Series E
5.00%, 08/15/13		100	104,225

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

State of Connecticut ST
Series A
5.00%, 08/01/13	(AMBAC)	$100	$103,992

			332,112
DELAWARE — 0.37%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	135	139,918

			139,918
DISTRICT OF COLUMBIA — 1.08%
District of Columbia GO
Series B
5.00%, 06/01/13	(AGM)	100	103,133
5.00%, 06/01/13	(AMBAC)	300	309,291

			412,424
FLORIDA — 4.07%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	82,341
5.00%, 07/01/13		175	181,279
Florida State Board of Education GO
Series B
5.25%, 06/01/13		110	113,742
Series C
5.00%, 06/01/13		100	103,220
Series G
5.25%, 06/01/13	(NPFGC-FGIC)	50	51,701
Series I
5.00%, 06/01/13	(GTD)	100	103,220
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	128,486
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	269,098

Security		Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	$100	$103,534
State of Florida GO
Series A
5.25%, 07/01/13		100	103,801
Series C
3.75%, 06/01/13	(AMBAC, GTD)	100	102,377
5.00%, 06/01/13	(GTD)	100	103,220
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13	(AMBAC)	100	104,345

			1,550,364
GEORGIA — 2.18%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	100	104,220
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13	(AGM)	100	103,206
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	100	103,185
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	108,355
State of Georgia GO
Series D
5.00%, 07/01/13		100	103,659
Series E
4.00%, 07/01/13		300	308,703

			831,328
HAWAII — 0.88%
City & County of Honolulu GO
Series B
5.00%, 07/01/13	(NPFGC)	100	103,612
City & County of Honolulu RB Wastewater Revenue
Series C
4.00%, 07/01/13	(NPFGC)	100	102,839

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

State of Hawaii GO
Series DQ
4.00%, 06/01/13		$125	$128,191

			334,642
ILLINOIS — 2.25%
Chicago Board of Education GO
Series A
5.25%, 12/01/16	(PR 06/01/13) (NPFGC)	135	139,550
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13	(AMBAC)	105	108,107
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13	(NPFGC-FGIC)	100	103,475
State of Illinois GO First Series
5.50%, 08/01/13	(NPFGC)	300	312,564
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13		100	103,024
First Series
5.25%, 06/15/13	(AGM)	90	93,182

			859,902
INDIANA — 2.20%
Indiana State Office Building Commission RB Lease Appropriation
5.25%, 07/01/17	(PR 07/01/13) (NPFGC)	200	207,476
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	100	103,222
5.25%, 06/01/14	(PR 06/01/13) (AGM)	150	155,085
5.25%, 06/01/16	(PR 06/01/13) (AGM)	210	217,119
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28	(PR 07/15/13) (NPFGC)	150	155,693

			838,595

Security		Principal (000s)	Value

IOWA — 0.27%
State of Iowa RB General Fund Series A
4.00%, 06/01/13		$100	$102,504

			102,504
KENTUCKY — 0.27%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13		100	104,069

			104,069
LOUISIANA — 0.31%
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	115	119,601

			119,601
MAINE — 0.55%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	105	108,892
State of Maine GO
0.00%, 07/15/13		100	99,789

			208,681
MARYLAND — 2.39%
County of Harford GO
Series A
5.00%, 07/01/13		150	155,535
Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13	(AGM)	100	103,824
State of Maryland GO
Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	322,471
Series A
3.00%, 08/15/13		220	225,487
Washington Suburban Sanitary District GO
4.00%, 06/01/13		100	102,591

			909,908

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MASSACHUSETTS — 4.03%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13		$125	$130,305
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13		115	119,881
Series D
4.38%, 08/01/13		125	129,386
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13		100	103,403
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/13		100	103,557
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13		150	155,748
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series L
5.00%, 07/01/13		100	103,674
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	100	104,191
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13		200	206,374
Series 13
5.00%, 08/01/13		140	145,698
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13	(NPFGC)	125	130,269

Security		Principal (000s)	Value

Town of Nantucket GOL
4.00%, 07/15/13		$100	$102,958

			1,535,444
MICHIGAN — 0.95%
City of Detroit School District GO
Series A
5.25%, 05/01/28	(PR 05/01/13) (FGIC, Q-SBLF)	250	257,400
City of Detroit Water Supply System RB Water Revenue Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	103,777

			361,177
MINNESOTA — 1.56%
State of Minnesota GO
5.00%, 08/01/13		175	182,009
5.00%, 08/01/18	(PR 08/01/13)	100	104,005
Series F
4.00%, 08/01/13		300	309,585

			595,599
NEVADA — 1.08%
Clark County School District GOL
Series A
5.00%, 06/15/13	(AGM)	200	206,680
5.00%, 06/15/13	(NPFGC-FGIC)	100	103,340
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13		100	103,222

			413,242
NEW JERSEY — 11.25%
County of Somerset GO
Series A
4.00%, 07/15/13		165	169,986
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	210	217,149
5.00%, 06/15/26	(PR 06/15/13)	220	227,489
5.00%, 06/15/28	(PR 06/15/13)	200	206,808

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

5.25%, 06/15/13		$500	$517,910
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	310,746
5.25%, 06/15/22	(PR 06/15/13) (FGIC)	250	258,955
New Jersey Educational Facilities Authority RB College & University Revenue
Series E
5.00%, 07/01/22	(PR 07/01/13)	100	103,549
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series A
5.50%, 06/15/13		250	259,345
Series C
5.00%, 06/15/13		190	196,492
5.50%, 06/15/16	(PR 06/15/13) (AGM)	115	119,340
5.50%, 06/15/17	(PR 06/15/13)	500	518,870
5.50%, 06/15/22	(PR 06/15/13)	690	716,041
State of New Jersey GO
5.00%, 08/01/13		100	104,051
Series H
5.25%, 07/01/13		250	259,610
Series L
5.25%, 07/15/13		100	104,055

			4,290,396
NEW MEXICO — 0.63%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13	(AMBAC)	100	103,329
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13		135	138,896

			242,225
NEW YORK — 9.41%
City of New York GO
Series A-1
5.00%, 08/01/13		100	104,028
Series B
5.00%, 08/01/13		150	156,042

Security		Principal (000s)	Value

Series C
5.00%, 08/15/13	(AGM)	$155	$161,598
Series E
5.25%, 08/01/13		235	244,962
Series F
5.00%, 08/01/13		145	150,840
Series G
5.00%, 08/01/13		425	442,119
Series J
5.50%, 06/01/23	(PR 06/01/13)	425	440,177
Series J-1
5.00%, 08/01/13		120	124,834
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13		115	118,771
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13		100	103,417
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	103,004
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13		235	242,455
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13	(SAW)	200	206,770
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	103,666
5.00%, 07/01/13	(GOI)	175	181,293
New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13		100	102,820

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		$100	$102,758
5.00%, 07/01/13	(NPFGC-FGIC)	150	155,382
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		100	103,875
Series A
5.00%, 06/15/13		230	238,094

			3,586,905

OHIO — 3.47%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13) (FGIC)	100	104,233
Columbus City School District GO
5.00%, 12/01/31	(PR 06/01/13) (FGIC)	500	516,170
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13		105	108,396
Series A
5.00%, 06/01/13		100	103,254
State of Ohio GO Series C
5.00%, 08/01/13		250	259,980
State of Ohio RB Highway Revenue Tolls Series 2007-1
5.00%, 06/15/13	(AGM)	225	232,429

			1,324,462
OKLAHOMA — 0.26%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		95	97,682

			97,682
PENNSYLVANIA — 1.59%
City of Philadelphia RB Water & Wastewater Revenue
Series A
4.00%, 06/15/13	(AGM)	100	102,646

Security		Principal (000s)	Value

Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13		$125	$129,515
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	165,790
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13		100	103,489
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13		100	104,146

			605,586
PUERTO RICO — 3.20%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13	(FGIC)	250	258,855
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/13		250	258,008
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13	(NPFGC)	150	154,746
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13	(FGIC)	120	124,250
Series A
5.50%, 07/01/13	(AMBAC)	110	113,896
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	200	205,920
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	100	103,423

			1,219,098

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.27%
State of South Carolina GO
Series B
3.13%, 07/01/13		$100	$102,238

			102,238
TEXAS — 4.44%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	100	104,361
City of San Antonio GOL
3.50%, 08/01/13		100	102,758
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	154,509
County of Harris GO
Series A
3.75%, 08/15/13		100	103,083
Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	100	104,427
El Paso Independent School District GO
5.00%, 08/15/13		160	166,437
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	104,200
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	125,040
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		200	207,224
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13		100	103,812
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	260,472
Series C
5.25%, 08/15/13		150	156,689

			1,693,012

Security		Principal (000s)	Value

UTAH — 2.00%
County of Salt Lake GO
5.00%, 06/15/13		$100	$103,445
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13		30	31,126
State of Utah GO
4.00%, 07/01/13		100	102,917
Series A
5.00%, 07/01/13		100	103,674
5.00%, 07/01/15	(PR 07/01/13)	135	139,896
Series B
4.00%, 07/01/13		150	154,376
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/13	(AGM)	125	129,244

			764,678
VIRGINIA — 2.66%
City of Richmond GO
Series A
5.00%, 07/15/13	(AGM)	100	103,817
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13		125	129,098
County of Arlington GO
Series D
3.00%, 08/01/13		100	102,398
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13		300	312,021
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	120	124,837
Series B
5.00%, 08/01/13		135	140,455

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	$100	$103,821

			1,016,447
WASHINGTON — 4.95%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		100	103,581
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17	(PR 06/01/13) (AGM, GTD)	250	258,505
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	300	311,427
Series C
5.00%, 07/01/13		125	129,524
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	(GTD)	100	103,227
Spokane County School District No. 81 Spokane GO
5.13%, 12/01/16	(PR 06/01/13) (AGM, GTD)	100	103,318
5.25%, 12/01/18	(PR 06/01/13) (AGM, GTD)	100	103,402
State of Washington GO
Series C
5.00%, 08/01/13		225	234,022
Series D
5.00%, 07/01/13		125	129,524
5.00%, 12/01/14	(PR 06/01/13) (NPFGC)	400	412,936

			1,889,466
WISCONSIN —1.11%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13	(AGM)	100	103,801

Security		Principal (000s) or Shares	Value

Series A
3.50%, 07/01/13		$100	$102,468
5.00%, 07/01/13		100	103,612
Series 2
5.50%, 06/01/13	(NPFGC)	110	113,928

			423,809

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,258,317)			37,478,115

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]		220,572	220,572

			220,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,572)			220,572

TOTAL INVESTMENTS IN SECURITIES — 98.86%
(Cost: $37,478,889)			37,698,687
Other Assets, Less Liabilities — 1.14%			435,831

NET ASSETS — 100.00%			$38,134,518

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

Q-SBLF  —  Qualified Student Bond Loan Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.63%

ALASKA — 0.23%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$106,273

			106,273
ARIZONA — 3.65%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14		100	106,219
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	162,077
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	172,853
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	206,620
City of Phoenix GO
5.00%, 07/01/14		150	162,270
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	269,347
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	106,356
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	100	108,088
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	269,232
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	134,434

			1,697,496

Security		Principal (000s)	Value

ARKANSAS — 0.28%
State of Arkansas GO
4.00%, 08/01/14		$120	$128,022

			128,022
CALIFORNIA — 13.95%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	98,300
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	107,979
County of Orange RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	100	107,452
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	125	131,041
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	107,578
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	223,730
Series B
5.00%, 07/01/14		100	108,143
Series E
5.00%, 07/01/14		100	108,143
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	261,647
5.00%, 07/01/14		100	108,162
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	232,507
Los Angeles Unified School District GO
Series I
5.00%, 07/01/14		290	313,403

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	$100	$107,318
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	194,825
Series B
4.00%, 07/01/14		150	159,780
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	107,812
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	108,538
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
4.00%, 08/15/14	(AGM)	100	106,767
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	103,173
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14	(AGM)	100	107,941
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	200	216,546
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	104,641
5.00%, 07/01/14	(NPFGC)	100	108,143
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		100	108,162
State of California GO
4.13%, 06/01/14		250	264,907
5.00%, 06/01/14		100	107,420
5.25%, 12/01/28	(PR 06/01/14)	200	216,610

Security		Principal (000s)	Value

Series A
4.13%, 07/01/14	(NPFGC)	$235	$250,924
5.25%, 07/01/14		2,030	2,204,877

			6,486,469
COLORADO — 0.23%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	108,761

			108,761
CONNECTICUT — 1.34%
Hartford County Metropolitan District GO
Series A
4.00%, 07/15/14		100	106,509
State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	200	215,710
Series C
5.00%, 06/01/14		180	194,139
State of Connecticut ST
Series A
5.00%, 07/01/14	(NPFGC)	100	108,088

			624,446
DELAWARE — 0.98%
County of New Castle GO
Series A
4.25%, 07/15/14		150	160,576
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	151,427
State of Delaware GO
5.25%, 08/01/14		130	141,821

			453,824
DISTRICT OF COLUMBIA — 0.23%
District of Columbia GO
Series E
5.00%, 06/01/14	(BHAC)	100	107,718

			107,718

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

FLORIDA — 5.15%
County of Miami-Dade Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14	(NPFGC-FGIC)	$100	$107,443
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14	(AGM)	100	107,886
County of Miami-Dade Transit System Sales Surtax Revenue RB Sales Tax Revenue
5.00%, 07/01/14	(SG)	100	107,886
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		125	133,025
5.00%, 07/01/14		400	430,920
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	200	215,394
Series B
5.00%, 06/01/14		95	102,312
5.25%, 06/01/14	(GTD)	100	108,114
Series C
5.00%, 06/01/14	(GTD)	100	107,697
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	150	162,243
Series C
5.00%, 07/01/14		150	162,243
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14	(NPFGC)	300	323,658
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14		100	107,830

Security		Principal (000s)	Value

Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14		$200	$216,380

			2,393,031
GEORGIA — 3.32%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	106,236
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14	(AGM)	100	107,624
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14		100	107,680
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	107,575
Series A
5.00%, 06/01/14		100	107,624
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	160,142
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	248,476
State of Georgia GO
Series C
5.00%, 08/01/14		100	108,635
5.50%, 07/01/14		300	327,393
Series D
5.00%, 07/01/18	(PR 07/01/14)	150	162,409

			1,543,794
HAWAII — 1.51%
City & County of Honolulu GO
Series C
5.00%, 07/01/14	(NPFGC)	100	108,125
Series D
5.00%, 07/01/14	(NPFGC)	100	108,125

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

County of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	$100	$106,769
State of Hawaii GO
Series DG
5.00%, 07/01/14	(AMBAC)	350	378,501

			701,520
ILLINOIS — 1.62%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	106,507
State of Illinois GO First Series
5.50%, 08/01/14	(NPFGC)	100	108,334
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		200	215,492
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14		100	107,836
5.00%, 06/15/14	(AGM)	200	215,672

			753,841
INDIANA — 1.66%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	124,216
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	108,223
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	541,115

			773,554
IOWA — 0.46%
County of Polk GO
Series B
4.00%, 06/01/14		100	106,096

Security		Principal (000s)	Value

Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		$100	$106,723

			212,819
KENTUCKY — 0.80%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14		145	156,736
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	216,214

			372,950
LOUISIANA — 0.48%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	100	108,477
Series B
5.00%, 07/15/14	(AGC)	105	113,694

			222,171
MARYLAND — 3.40%
County of Baltimore GO
5.00%, 08/01/14		200	217,308
County of Frederick GO
5.00%, 08/01/14		155	168,234
County of Howard GO
Series A
5.00%, 08/15/14		150	163,248
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	108,651
5.00%, 08/01/18	(PR 08/01/14)	150	162,976
Second Series
5.00%, 08/01/14		100	108,654
Second Series B
5.25%, 08/15/14		250	273,250
Second Series E
4.00%, 08/01/14		150	160,229

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series CC
5.50%, 08/01/14		$100	$109,572
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	106,618

			1,578,740
MASSACHUSETTS — 7.52%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	287,157
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	141,518
5.00%, 08/01/14		200	216,992
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	379,263
Series C
4.00%, 08/01/14	(AGM)	165	175,992
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		100	108,236
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		200	216,472
5.00%, 07/01/24	(PR 07/01/14)	150	162,354
5.25%, 07/01/15	(PR 07/01/14)	100	108,674
5.25%, 07/01/17	(PR 07/01/14)	500	543,370
5.25%, 07/01/21	(PR 07/01/14)	100	108,674
Series C
5.25%, 07/01/14		250	271,592
Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14		100	108,088
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	200	217,298

Security		Principal (000s)	Value

Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 14
5.00%, 08/01/14		$300	$326,019
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(NPFGC)	115	125,477

			3,497,176
MINNESOTA — 1.40%
State of Minnesota GO
5.00%, 08/01/14		400	434,384
Series A
5.00%, 08/01/14		100	108,596
Series B
5.00%, 08/01/14		100	108,596

			651,576
MISSOURI — 0.28%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	129,802

			129,802
MONTANA — 0.23%
State of Montana GO
Series G
4.00%, 08/01/14		100	106,799

			106,799
NEBRASKA — 0.35%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	162,420

			162,420
NEVADA — 2.78%
City of Henderson GOL
Series A
5.00%, 06/01/14	(AGM)	250	268,882
Clark County GOL
Series B
5.00%, 06/01/14	(AGM)	130	139,190

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		$95	$101,727
Clark County School District GOL
Series B
5.00%, 06/15/14		110	118,501
5.00%, 06/15/14	(AMBAC)	215	231,615
5.00%, 06/15/14	(NPFGC-FGIC)	175	188,524
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	125	134,446
Washoe County School District GOL
Series B
5.00%, 06/01/14	(NPFGC)	100	107,502

			1,290,387
NEW HAMPSHIRE — 0.46%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	106,796
5.00%, 08/15/14	(AGM)	100	108,708

			215,504
NEW JERSEY — 4.37%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		100	106,750
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	324,873
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	759,486
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		200	211,444

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/14		$230	$248,154
Series H
5.25%, 07/01/14		250	271,500
Series N
5.50%, 07/15/14		100	109,233

			2,031,440
NEW MEXICO — 3.00%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		160	170,053
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	104,641
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	485	525,177
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	162,747
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	108,498
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	108,079
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	216,472

			1,395,667
NEW YORK — 10.47%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	135,798
City of New York GO
Series A
3.00%, 08/01/14		235	246,339

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series A-1
5.00%, 08/01/14		$145	$157,315
Series B
5.00%, 08/01/14		440	477,369
Series C
4.00%, 08/01/14		200	213,318
Series F
5.00%, 08/01/14		100	108,493
Series G
5.00%, 08/01/14		100	108,493
Series H
5.00%, 08/01/14	(CIFG)	215	233,092
Series I
5.00%, 08/01/14		100	108,493
Series K
4.00%, 08/01/14		295	314,644
Series O
5.00%, 06/01/14		50	53,878
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	100	98,985
Series B
5.25%, 06/01/14		275	296,612
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	125,064
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		175	188,869
Series EE
2.50%, 06/15/14		225	233,230
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14		5	5,447
5.25%, 08/01/14	(PR 08/01/14)	95	103,617

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	$330	$357,317
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	107,693
Series B
5.00%, 07/01/14		150	162,409
Series C
5.00%, 07/01/14	(NPFGC)	200	216,232
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	382,911
4.00%, 07/01/14		105	111,168
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	212,864
Series B
4.00%, 06/15/14		100	106,432

			4,866,082
NORTH CAROLINA — 1.40%
City of Charlotte GO
5.00%, 08/01/14		250	271,587
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	106,799
5.00%, 08/01/14		250	271,588

			649,974
OHIO — 1.11%
State of Ohio GO
Series C
4.00%, 08/01/14		250	266,560
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		230	249,566

			516,126

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

OKLAHOMA — 0.46%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.50%, 06/01/14	(BHAC)	$100	$105,126
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	100	107,941

			213,067
OREGON —0.97%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	220	236,973
Metro Oregon GOL
Series B
4.00%, 06/01/14		100	106,148
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	107,715

			450,836
PENNSYLVANIA — 1.52%
City of Philadelphia Water & Sewer Revenue RB Water Revenue
Series A
5.00%, 06/15/14		100	107,299
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	106,099
Third Series
5.25%, 07/01/14		200	217,162
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	172,304
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	100	105,891

			708,755

Security		Principal (000s)	Value

PUERTO RICO — 2.29%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	$90	$95,358
Series A
5.25%, 07/01/14		205	216,322
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	105,943
Series QQ
5.25%, 07/01/14	(SG)	100	106,374
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	180	190,715
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	104,952
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	244,960

			1,064,624
TENNESSEE — 0.23%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	108,496

			108,496
TEXAS — 8.24%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	108,554
Series A
3.00%, 08/01/14		100	104,904
City of Dallas GOL
4.00%, 08/15/14		100	106,796

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	$100	$107,693
City of San Antonio GOL
5.00%, 08/01/14		150	162,859
County of Harris GO
Series C
5.00%, 08/15/14		100	108,669
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	100	108,570
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	122,639
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	100	108,728
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	200	217,298
Houston Independent School District GOL
Series A
6.30%, 08/15/14	(PSF)	100	111,030
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	108,554
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	100	106,528
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	107,323
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	100	108,654
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	271,635
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	505,241
5.25%, 08/01/14	(PSF)	130	141,716

Security		Principal (000s)	Value

Round Rock Independent School District GO
4.00%, 08/01/14		$150	$160,080
State of Texas GO
Series B
5.00%, 08/01/14		100	108,615
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		200	216,250
Texas Water Development Board RB Water Revenue
5.00%, 07/15/14		100	108,413
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	108,792
Series B
5.00%, 08/15/14		100	108,792
5.25%, 08/15/14		275	300,468

			3,828,801
UTAH — 2.60%
County of Salt Lake GO
4.00%, 06/15/14		100	106,341
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	133,098
State of Utah GO
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	378,955
Series C
4.00%, 07/01/14		250	266,345
5.00%, 07/01/14		200	216,582
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14	(AGM)	100	107,907

			1,209,228

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

VIRGINIA — 3.85%
City of Portsmouth GO
5.00%, 07/01/14	(AGM)	$95	$102,719
5.00%, 07/01/14	(PR 07/01/14) (AGM)	5	5,415
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	108,317
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14		100	107,905
County of Loudoun GO
Series A
5.00%, 07/01/14	(SAW)	100	108,291
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	159,778
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	106,490
5.00%, 08/01/14		100	108,322
5.25%, 08/01/19	(PR 08/01/14)	500	545,840
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	119,366
5.25%, 08/01/14		190	207,087
Series D
5.00%, 08/01/14		100	108,515

			1,788,045
WASHINGTON — 5.34%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	100	108,496
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	106,392
5.00%, 07/01/14		775	838,109
5.25%, 07/01/14		100	108,581
Series C
5.00%, 07/01/14		100	108,143

Security		Principal (000s) or Shares	Value

Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	$180	$193,997
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	542,420
State of Washington GO
Series B-1
4.00%, 08/01/14		100	106,662
Series C
5.00%, 08/01/14		140	151,894
5.50%, 07/01/14		200	218,002

			2,482,696
WISCONSIN — 0.47%
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	108,125
Wisconsin Department of Transportation RB Transit Revenue
Series B
5.00%, 07/01/14	(AMBAC)	100	108,125

			216,250

TOTAL MUNICIPAL BONDS & NOTES (Cost: $45,324,068)			45,849,180

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]		269,322	269,322

			269,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,322)			269,322

TOTAL INVESTMENTS IN SECURITIES — 99.21%
(Cost: $45,593,390)			46,118,502
Other Assets, Less Liabilities — 0.79%			368,812

NET ASSETS — 100.00%			$46,487,314

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SG  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.28%

ALASKA — 0.84%
Borough of North Slope GO
Series A
5.00%, 06/30/15	(NPFGC)	$210	$235,336
City of Anchorage GO
Series D
5.00%, 08/01/15	(AMBAC)	150	169,233

			404,569
ARIZONA — 5.77%
Arizona State University Board of Regents RB University Revenue
Series C
5.50%, 07/01/15		245	277,646
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	109,518
5.00%, 07/01/15		100	112,253
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		100	112,253
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	105,613
City of Glendale GO
Series A
4.00%, 07/01/15		150	163,239
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	112,671
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	111,639
City of Phoenix GO
Series B
4.00%, 07/01/15		300	329,508
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	275,025
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	250	275,882

Security		Principal (000s)	Value

Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	$250	$280,925
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	219,150
Pima County GO
5.00%, 07/01/15	(AGM)	150	167,984
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	111,696

			2,765,002
CALIFORNIA — 8.81%
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	100	96,888
City & County of San Francisco GO
Series B
5.00%, 06/15/15		235	264,030
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	163,015
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	100	96,609
Fremont Unified School District/ Alameda County GO
4.00%, 08/01/15		135	148,624
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	160,413
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	281,882
Series B
5.00%, 07/01/15		175	196,647
Series D
5.00%, 07/01/15		100	112,370

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		$195	$219,352
Series A-1
5.00%, 07/01/15	(AGM)	230	258,722
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	225,754
5.75%, 07/01/15	(NPFGC)	100	114,244
Series E
5.00%, 07/01/15	(AGM)	100	112,194
Series H
5.00%, 07/01/15	(AGM)	100	112,194
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/15	(AGM)	100	112,554
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		150	163,220
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		125	137,001
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	111,626
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	56,151
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		250	274,302
State of California GO
4.00%, 08/01/15		105	114,783

Security		Principal (000s)	Value

4.13%, 06/01/15	(NPFGC)	$185	$201,924
5.00%, 06/01/15		175	195,062
Series A
4.00%, 07/01/15		125	136,644
Visalia Unified School District GO
4.00%, 08/01/15		150	161,291

			4,227,496
COLORADO — 0.78%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	210	238,466
University of Colorado Regents RB College & University Revenue
Series A
3.25%, 06/01/15		125	134,140

			372,606
CONNECTICUT — 2.13%
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	213,518
State of Connecticut GO
Series C
5.00%, 06/01/15		420	470,971
State of Connecticut ST
5.00%, 07/01/15	(AMBAC)	300	337,023

			1,021,512
DELAWARE — 0.52%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	247,537

			247,537
DISTRICT OF COLUMBIA — 1.21%
District of Columbia GO
Series A
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	300	336,282

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series E
5.00%, 06/01/15	(BHAC)	$220	$246,345

			582,627
FLORIDA — 5.92%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	264,554
County of Miami-Dade GO
4.00%, 07/01/15		100	108,655
County of Miami-Dade RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	112,048
County of Miami-Dade Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(SG)	150	168,072
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		560	623,958
Florida State Board of Education GO
Series A
5.00%, 06/01/15	(NPFGC-FGIC)	415	464,854
Series B
5.00%, 06/01/15		200	224,026
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/15		250	280,852
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	100	111,755
5.00%, 07/01/15	(AMBAC)	100	111,755
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	139,511

Security		Principal (000s)	Value

State of Florida GO
6.38%, 07/01/15		$100	$115,774
Series A
5.00%, 06/01/15		100	112,013

			2,837,827
GEORGIA — 3.31%
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	273,605
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		320	358,077
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	165,301
Series A
4.00%, 08/01/15	(GTD)	100	110,201
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	112,194
5.00%, 07/01/15	(NPFGC-FGIC)	105	117,772
State of Georgia GO
Series C
5.00%, 07/01/15		400	450,892

			1,588,042
HAWAII — 2.91%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(FSA)	250	282,930
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	112,341
Series B
4.25%, 07/01/15	(NPFGC)	100	110,288
State of Hawaii GO
Series DG
5.00%, 07/01/15		200	224,858
Series DO
5.00%, 08/01/15		250	281,980

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	$250	$272,517
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	100	112,209

			1,397,123
ILLINOIS — 1.70%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	82,518
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC, GOI)	100	113,634
Series B
5.50%, 06/01/15	(NPFGC-FGIC, GOI)	100	112,655
State of Illinois GO
First Series
5.50%, 08/01/15	(NPFGC)	200	224,536
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	(AGM)	100	112,036
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	170,071

			815,450
IOWA — 0.46%
City of West Des Moines GO
Series A
4.00%, 06/01/15		100	109,639
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/15		100	112,903

			222,542
KENTUCKY — 0.47%
Kentucky State Property & Building Commission RB Lease Appropriation
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	113,121

Security		Principal (000s)	Value

Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		$100	$112,370

			225,491
LOUISIANA — 0.70%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	150	169,188
Series B
5.00%, 07/15/15	(AGC)	150	168,897

			338,085
MAINE — 0.23%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	111,260

			111,260
MARYLAND — 7.25%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	225,094
County of Frederick GO
Series A
5.00%, 07/01/15		250	281,368
County of Howard GO
Series B
5.00%, 08/15/15		280	316,851
County of Montgomery GO
Series A
5.00%, 06/01/15		150	168,525
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	124,394
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		125	140,480

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

State of Maryland GO
Second Series
4.00%, 08/01/15		$345	$380,400
5.00%, 08/01/15		180	203,553
Second Series A
4.00%, 08/01/15		100	110,261
5.00%, 08/01/17	(PR 08/01/15)	425	480,632
Series DD
5.50%, 08/01/15		100	114,497
Washington Suburban Sanitary District GO
4.25%, 06/01/15		100	110,327
5.00%, 06/01/15		110	123,554
5.00%, 06/01/16	(PR 06/01/15)	620	696,570

			3,476,506
MASSACHUSETTS — 6.68%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		380	428,724
Commonwealth of Massachusetts GOL
Series D
4.00%, 08/01/15		250	275,005
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	112,151
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	254,952
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	121,011
4.75%, 07/01/34	(PR 07/01/15)	840	940,867
Series C
5.00%, 07/01/15		100	112,753

Security		Principal (000s)	Value

Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		$100	$112,311
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	224,328
Series C
5.00%, 07/01/15		100	111,609
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	200	225,860
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.00%, 08/01/15		150	169,719
Series A
5.25%, 08/01/15		100	113,852

			3,203,142
MINNESOTA — 1.65%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	112,293
5.00%, 08/01/15		150	169,536
Series D
5.00%, 08/01/15		100	113,024
Series F
4.00%, 08/01/15		360	396,724

			791,577
NEBRASKA — 0.82%
City of Omaha GO
5.00%, 06/01/15		250	280,163
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	112,569

			392,732

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

NEVADA — 1.82%
Clark County GOL
Series B
5.00%, 06/01/15	(AGM)	$200	$221,988
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	111,202
Clark County School District GOL
5.50%, 06/15/15	(AGM)	100	113,207
Series A
5.25%, 06/15/15	(NPFGC-FGIC)	250	281,337
Series B
5.00%, 06/15/15		130	145,422

			873,156
NEW HAMPSHIRE — 0.28%
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	135,346

			135,346
NEW JERSEY — 3.86%
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	112,723
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	100	111,260
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15		100	114,578
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	390,637

Security		Principal (000s)	Value

Series D
5.00%, 06/15/17	(PR 06/15/15)	$125	$140,692
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	112,554
State of New Jersey GO
5.00%, 06/01/15		290	325,003
Series L
5.25%, 07/15/15	(AMBAC)	255	288,892
Series M
5.50%, 07/15/15	(AMBAC)	125	142,480
Series N
5.50%, 07/15/15	(AMBAC)	100	113,984

			1,852,803
NEW MEXICO — 0.91%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	190	214,586
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	107,035
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		100	112,664

			434,285
NEW YORK — 10.43%
City of New York GO
Series A
4.00%, 08/01/15		110	120,881
Series A-1
5.00%, 08/01/15		610	687,531
Series B
4.00%, 08/01/15		100	109,892
Series D
5.00%, 08/01/15		100	112,710
Series E
5.00%, 08/01/15		430	484,653
Series G
5.00%, 08/01/15		160	180,336

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series J-1
4.00%, 08/01/15		$100	$109,892
5.00%, 08/01/15		100	112,710
Series O
5.00%, 06/01/15		100	112,027
Series P
3.60%, 08/01/15	(NPFGC)	100	108,765
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	98,190
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	140,375
Series C
5.00%, 06/15/15		100	112,300
New York City Transitional Finance Authority RB Income Tax Revenue
Series S-1
4.00%, 07/15/15	(SAW)	105	115,309
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	112,594
Series S-1A
5.00%, 07/15/15	(SAW)	150	168,891
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		250	281,952
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	267,242
3.00%, 07/01/15	(GOI)	100	107,096
5.00%, 07/01/15	(NPFGC)	330	370,531

Security		Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		$150	$168,755
Series E
5.00%, 08/15/15		150	169,834
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		100	111,609
5.00%, 07/01/15	(NPFGC-FGIC)	100	112,282
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/15		310	349,389
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	174,352

			5,000,098
NORTH CAROLINA — 2.04%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15		350	390,226
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	188,108
County of Durham GO
Series B
4.00%, 06/01/15		100	109,691
State of North Carolina GO
Series A
5.00%, 06/01/15		260	292,110

			980,135
OHIO — 2.59%
City of Columbus GO
Series A
5.00%, 06/01/15		270	302,883

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Ohio State University (The) RB General Receipts Revenue
Series A
4.75%, 06/01/15		$100	$111,207
State of Ohio GO
Series C
2.50%, 08/01/15		175	184,947
5.00%, 08/01/15		220	247,808
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		350	395,707

			1,242,552
OKLAHOMA — 0.86%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	161,340
State of Oklahoma GO
Series A
4.00%, 07/15/15		100	109,999
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		125	139,934

			411,273
OREGON — 1.89%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	350	392,046
City of Salem GOL
4.00%, 06/01/15		250	273,395
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	241,133

			906,574
PENNSYLVANIA — 2.26%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	282,877

Security		Principal (000s)	Value

Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/15		$210	$236,225
Third Series
5.25%, 07/01/15		250	282,930
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	150	165,755
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	100	113,946

			1,081,733
PUERTO RICO — 3.28%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15	(NPFGC)	175	189,854
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15	(AGM)	150	163,047
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15) (FGIC)	180	203,434
Series SS
5.00%, 07/01/15	(NPFGC)	315	341,337
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35	(PR 07/01/15)	145	163,878
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15	(AMBAC)	375	405,525

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

University of Puerto Rico RB College & University Revenue
Series P
5.00%, 06/01/15		$100	$106,028

			1,573,103
RHODE ISLAND — 0.37%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	178,475

			178,475
SOUTH CAROLINA — 0.23%
State of South Carolina GO
Series A
4.00%, 06/01/15		100	109,691

			109,691
SOUTH DAKOTA — 0.24%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15		100	112,944

			112,944
TENNESSEE — 0.23%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	108,598

			108,598
TEXAS — 4.32%
Austin Independent School District GO
4.00%, 08/01/15		100	110,121
City of El Paso GOL
5.00%, 08/15/15	(AGM)	125	140,789
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	100	110,884
City of San Antonio GOL
5.00%, 08/01/15		140	158,122

Security		Principal (000s)	Value

County of Bexar GOL
5.00%, 06/15/15	(AGM)	$250	$280,587
County of Harris GOL
Series C
4.00%, 08/15/15		100	110,133
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	124,466
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	284,187
State of Texas GO
Series E
5.00%, 08/01/15		200	226,070
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		150	164,580
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	118,479
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/15		215	244,636

			2,073,054
UTAH — 1.44%
Intermountain Power Agency RB Electric Power & Light Revenues
Series B
5.00%, 07/01/15		100	112,635
State of Utah GO
Series B
4.00%, 07/01/15		525	578,014

			690,649
VIRGINIA — 3.79%
City of Alexandria GO
Series A
5.00%, 07/15/15		100	112,923

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

County of Arlington GO
Series D
4.00%, 08/01/15		$225	$248,155
County of Loudoun GO
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	561,895
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/15		100	112,640
Series C
5.00%, 08/01/15		250	281,600
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	157,781
Series B
5.25%, 08/01/15		300	340,674

			1,815,668
WASHINGTON — 4.59%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	208,946
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15		100	107,667
4.00%, 07/01/15		100	109,720
5.00%, 07/01/15		425	477,947
5.50%, 07/01/15		75	85,370
Series C
5.00%, 07/01/15		250	281,145
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	245,073
4.00%, 07/01/15		100	109,691
Series C
5.00%, 08/01/15		145	163,548
Series D
5.00%, 07/01/15		150	168,644
Series F
4.50%, 07/01/15		120	133,272

Security		Principal (000s) or Shares	Value

Series R-2006A
5.00%, 07/01/15	(AMBAC)	$100	$112,429

			2,203,452
WISCONSIN — 0.69%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		160	179,183
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	135	152,663

			331,846

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $46,004,489)			47,136,561

SHORT-TERM INVESTMENTS — 5.79%

MONEY MARKET FUNDS — 5.79%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]		2,776,380	2,776,380

			2,776,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,776,380)			2,776,380

TOTAL INVESTMENTS IN SECURITIES — 104.07%
(Cost: $48,780,869)			49,912,941
Other Assets, Less Liabilities — (4.07)%			(1,952,012)

NET ASSETS — 100.00%			$47,960,929

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FSA  —  Financial Security Assurance Inc.

NPFGC  —  National Public Finance Guarantee Corp.

SG  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.53%

ARIZONA — 8.00%
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/16		$200	$228,240
Series A
4.00%, 07/01/16	(AMBAC)	100	112,258
Arizona Transportation Board RB Federal Grant Revenue
Series A
4.00%, 07/01/16		150	169,042
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	291,120
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	111,283
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	90	104,762
5.25%, 07/01/16	(PR 07/01/16) (NPFGC-FGIC)	110	129,655
City of Phoenix GO
Series A
5.00%, 07/01/16		200	233,710
City of Scottsdale GOL
5.00%, 07/01/16		180	210,339
City of Tempe GO
Series C
4.00%, 07/01/16		100	113,015
County of Pima Sewer System Revenue RB Sewer Revenue
4.00%, 07/01/16	(AGM)	100	111,823
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	157,793
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	112,140

Security		Principal (000s)	Value

Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		$100	$109,364
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	145,160
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
Series A
4.00%, 07/01/16		100	112,338
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	278,182
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	236,692
Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	114,110
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	461,901
Town of Gilbert GO
5.00%, 07/01/16		100	116,367

			3,659,294
CALIFORNIA — 9.28%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	185	173,832
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	115,672
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	200	186,500

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	$100	$115,345
Desert Sands Unified School District GO
5.00%, 08/01/16		100	116,043
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	112,911
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	69,847
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	115,438
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	113,216
Series A
5.00%, 07/01/16		230	269,424
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		100	113,055
5.00%, 07/01/16		300	350,322
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	118,945
Series B
5.00%, 07/01/16	(AGM)	85	98,740
Series E
5.00%, 07/01/16	(AGM)	100	116,165
Series KY
5.00%, 07/01/16		210	243,947
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16		100	113,375

Security		Principal (000s)	Value

Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		$100	$115,760
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	151,051
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		105	121,845
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	94,486
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	115,276
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	94,134
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	116,530
Series 2010-1
5.00%, 07/01/16		100	116,530
Series A
5.00%, 07/01/16		100	116,571
State of California GO
5.00%, 08/01/16		250	289,335
Series A
4.00%, 07/01/16		200	224,558
5.00%, 07/01/16		125	144,978

			4,243,831
COLORADO — 1.18%
City & County of Denver GO
5.00%, 08/01/16		130	152,610
Series A
5.00%, 08/01/16		100	117,392

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		$100	$113,298
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	154,881

			538,181
CONNECTICUT — 1.13%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	117,060
State of Connecticut GO
Series C
5.00%, 06/01/16		250	289,490
Town of Stratford GO
4.00%, 08/01/16		100	112,317

			518,867
DELAWARE — 0.83%
County of New Castle GO
Series A
5.00%, 07/15/16		100	117,133
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		125	145,968
State of Delaware GO
5.00%, 07/01/16		100	117,060

			380,161
FLORIDA — 6.01%
County of Miami-Dade GO
Series B
5.00%, 07/01/16		150	173,217
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	113,471
County of Miami-Dade Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		200	223,806

Security		Principal (000s)	Value

Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		$605	$688,508
Florida State Board of Education GO
Series D
5.25%, 06/01/16		215	251,853
Florida State Board of Education RB Lottery Revenue
Series B
5.00%, 07/01/16	(NPFGC)	150	174,551
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	115,720
Series B
5.00%, 07/01/16	(NPFGC)	115	133,078
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		100	115,317
State of Florida GO
5.00%, 07/01/16		250	291,425
Series B
5.00%, 06/01/16		100	116,233
State of Florida RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		200	232,734
Series C
5.00%, 07/01/16		100	116,367

			2,746,280
GEORGIA — 3.42%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	113,375
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	223,672
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	170,750

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	$265	$305,606
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	130	151,013
State of Georgia GO
Series B
5.00%, 07/01/16		150	175,590
5.75%, 08/01/16		110	132,224
Series E
5.00%, 08/01/16		250	293,480

			1,565,710
HAWAII — 1.24%
City & County of Honolulu GO
Series B
2.00%, 08/01/16		100	105,614
City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16	(NPFGC)	100	113,544
5.00%, 07/01/16	(NPFGC)	100	116,326
State of Hawaii GO
Series DN
5.00%, 08/01/16		200	233,852

			569,336
ILLINOIS — 7.41%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	113,106
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16		130	151,277
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	175	204,855

Security		Principal (000s)	Value

Series A-2
5.00%, 01/01/27	(PR 07/01/16)	$100	$117,060
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	526,770
5.00%, 01/01/31	(PR 07/01/16) (AGM)	830	971,598
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/16	(NPFGC-FGIC)	100	92,872
Series A
5.50%, 06/15/16	(FGIC, ETM)	100	117,693
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	140,871
State of Illinois GO
5.00%, 08/01/16		170	192,889
Series A
5.00%, 06/01/16		160	180,733
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		200	231,652
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16		200	231,892
5.00%, 06/15/16	(NPFGC)	100	115,946

			3,389,214
INDIANA — 0.50%
Indiana University Trustees RB College & University Revenue
Series S
3.50%, 08/01/16		100	111,312
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	116,355

			227,667
IOWA — 0.26%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	116,975

			116,975

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security	Principal (000s)	Value

KENTUCKY — 0.50%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16	$100	$110,174
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16	100	116,570

226,744
LOUISIANA — 0.26%
State of Louisiana GO
Series A
5.00%, 08/01/16	100	116,968

116,968
MARYLAND — 3.65%
County of Frederick GO
Series B
4.00%, 08/01/16	100	113,177
County of Howard GO
Series B
5.00%, 08/15/16	215	252,636
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	169,642
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	200	233,630
State of Maryland GO
Second Series
5.00%, 08/01/16	475	557,612
Second Series E
5.00%, 08/01/16	100	117,392
Series A
2.00%, 08/01/16	100	105,975
Washington Suburban Sanitary District GO
5.00%, 06/01/16	100	116,651

1,666,715

Security		Principal (000s)	Value

MASSACHUSETTS — 5.50%
Commonwealth of Massachusetts GO
Series D
5.00%, 08/01/22	(PR 08/01/16)	$110	$129,216
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		390	456,339
Series D
5.00%, 08/01/16		175	204,767
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		320	374,461
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		150	176,679
5.50%, 07/01/16		190	225,709
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16		200	234,364
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	192,451
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		250	283,660
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	119,246
Series J
5.25%, 08/01/16	(AGM)	100	117,750

			2,514,642

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MINNESOTA — 1.45%
State of Minnesota GO
Series A
5.00%, 08/01/16		$250	$293,272
Series D
5.00%, 08/01/16		220	258,080
Series F
4.00%, 08/01/16		100	113,504

			664,856
MISSISSIPPI — 0.25%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	112,469

			112,469
MISSOURI — 0.25%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	116,345

			116,345
NEBRASKA — 0.50%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	100	111,694
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	100	116,759

			228,453
NEVADA — 1.51%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	100	115,720
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		100	114,797

Security		Principal (000s)	Value

Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	$100	$113,798
Series C
5.00%, 06/15/16		100	115,627
State of Nevada GOL
5.00%, 06/01/16		200	230,950

			690,892
NEW HAMPSHIRE — 0.50%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		100	116,989
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	109,453

			226,442
NEW JERSEY — 1.96%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16	(AGM)	100	113,488
Series E
5.00%, 07/01/16		100	117,305
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		95	111,572
5.75%, 06/15/16	(ETM)	5	5,983
State of New Jersey GO
5.00%, 06/01/16		370	429,744
Series L
5.25%, 07/15/16	(AMBAC)	100	117,587

			895,679
NEW MEXICO — 1.39%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	117,786

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16	(SAW)	$150	$175,764
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	109,257
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	233,466

			636,273
NEW YORK — 11.02%
City of New York GO
Series A
3.00%, 08/01/16		100	108,971
Series A-1
5.00%, 08/01/16		125	145,739
Series B
4.00%, 08/01/16		500	564,005
Series C
5.00%, 08/01/16		105	122,421
Series E
5.00%, 08/01/16		500	582,955
Series G
5.00%, 08/01/16		100	116,591
5.25%, 08/01/16		125	146,975
Series I
5.00%, 08/01/16		100	116,591
Series J-1
5.00%, 08/01/16		390	454,705
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	95	112,452
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		200	232,518
Series EE
5.00%, 06/15/16		100	116,259

Security		Principal (000s)	Value

Series FF
5.00%, 06/15/16		$175	$203,453
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		200	218,554
4.00%, 08/01/16		100	113,072
Series S-1
5.00%, 07/15/16	(SAW)	100	116,412
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16	(SAW)	250	291,030
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		300	348,495
Series A
4.00%, 07/01/16		100	112,696
Series B
5.00%, 07/01/16		225	263,385
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		100	112,866
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	114,937
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		175	205,005
5.50%, 06/15/16		100	119,030

			5,039,117
NORTH CAROLINA — 2.29%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	233,436
City of Charlotte GO
5.00%, 08/01/16		100	117,392

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		$100	$116,896
County of Forsyth GO
3.50%, 08/01/16		100	111,684
County of Mecklenburg GO
Series A
5.00%, 08/01/16		100	117,392
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	116,618
5.25%, 06/01/16		100	117,602
Series B
5.00%, 06/01/16		100	116,691

			1,047,711
OHIO — 2.69%
City of Columbus GO
Series A
4.00%, 07/01/16		100	113,015
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16		250	291,477
State of Ohio GO
5.00%, 08/01/16		200	233,520
Series A
5.00%, 06/15/16		125	145,488
5.00%, 06/15/18	(PR 06/15/16)	185	216,204
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		200	231,166

			1,230,870
OKLAHOMA — 0.49%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	112,365

Security		Principal (000s)	Value

Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		$100	$112,338

			224,703
OREGON — 1.17%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	116,753
State of Oregon GO
Series A
4.00%, 08/01/16		165	186,877
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	232,864

			536,494
PENNSYLVANIA — 2.68%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	111,207
City of Philadelphia Water & Sewer Revenue RB Water Revenue
Series A
5.00%, 06/15/16		140	160,877
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		100	116,692
Third Series
5.38%, 07/01/16	(NPFGC)	315	371,971
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		100	115,982
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	117,442
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	229,770

			1,223,941

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

PUERTO RICO — 3.26%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16	(NPFGC)	$185	$206,919
Series A
5.50%, 07/01/16	(NPFGC)	180	198,130
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	357,331
Series ZZ
4.00%, 07/01/16		100	106,290
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		100	119,253
Series CC
5.00%, 07/01/16		100	109,363
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(CIFG)	100	109,183
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	260	282,544

			1,489,013
RHODE ISLAND — 0.77%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	144,036
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	209,061

			353,097
SOUTH CAROLINA — 0.47%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	214,791

			214,791

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.25%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		$100	$116,286

			116,286
TENNESSEE — 0.64%
Metropolitan Government of Nashville & Davidson County GO
Series D
5.00%, 07/01/16		100	116,692
Metropolitan Government of Nashville & Davidson County RB Water Revenue
Series A
5.00%, 07/01/16		150	174,429

			291,121
TEXAS — 5.52%
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	113,375
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	134,441
County of Bexar GOL
4.00%, 06/15/16		100	112,866
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	150	175,231
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	234,610
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	220	258,071
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	118,264
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	100	117,305
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	117,115

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Round Rock Independent School District GO
5.00%, 08/01/16		$200	$234,298
State of Texas GO
Series B
5.00%, 08/01/16		100	117,302
Series C
4.00%, 08/01/16		100	113,498
Series E
5.00%, 08/01/16		100	117,302
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16		100	117,126
Series B
4.25%, 08/15/16		100	114,249
Series C
5.00%, 08/15/16		280	328,188

			2,523,241
UTAH — 1.56%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	(AMBAC)	100	115,398
State of Utah GO
Series A
2.00%, 07/01/16		120	127,294
5.00%, 07/01/16		400	469,056

			711,748
VIRGINIA — 2.71%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		100	113,087
County of Arlington GO
Series C
4.00%, 08/15/16		200	227,490
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	116,352

Security		Principal (000s)	Value

Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16		$100	$116,677
5.00%, 08/01/16	(SAP)	150	175,016
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16		100	109,213
5.00%, 08/01/16		200	233,602
Series C
5.00%, 08/01/16	(SAW)	125	146,001

			1,237,438
WASHINGTON — 4.94%
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	105,180
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		485	569,080
5.25%, 07/01/16	(NPFGC)	130	152,537
Series D
5.00%, 07/01/16		150	174,612
Series B
7.13%, 07/01/16		175	216,466
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/16		100	112,183
Spokane County School District No 81 Spokane GO
4.00%, 06/01/16		100	112,287
State of Washington GO
5.00%, 07/01/16	(AGM)	250	291,425
Series 2010B
5.00%, 08/01/16		250	292,212
Series A
5.00%, 07/01/16		100	116,570

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Principal (000s) or Shares	Value

Series R-2011C
5.00%, 07/01/16	$100	$116,570

2,259,122
WISCONSIN — 1.09%
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16	100	116,352
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	225	264,281
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16	100	116,352

496,985

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $43,525,471)	45,047,672

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]	255,174	255,174

255,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,174)	255,174

TOTAL INVESTMENTS IN SECURITIES — 99.09%
(Cost: $43,780,645)	$45,302,846
Other Assets, Less Liabilities — 0.91%	417,274

NET ASSETS — 100.00%	$45,720,120

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.82%

ALABAMA — 0.26%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17		$150	$157,941

			157,941
ALASKA — 0.82%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	143,222
5.00%, 06/30/17	(NPFGC)	100	119,227
City of Anchorage GO
Series A
4.25%, 08/01/17		100	116,425
State of Alaska GO
Series A
5.00%, 08/01/17		100	120,912

			499,786
ARIZONA — 5.75%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		100	119,546
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		355	424,651
City of Chandler GO
3.00%, 07/01/17		100	110,746
City of Glendale GOL
4.00%, 07/01/17		100	113,932
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	119,262
City of Glendale Transportation RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	118,134
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17	(NPFGC-FGIC)	50	59,877
5.25%, 07/01/17	(PR 07/01/17) (NPFGC-FGIC)	90	109,273

Security		Principal (000s)	Value

City of Phoenix GO
Series A
5.00%, 07/01/17		$215	$258,361
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	120,090
City of Tempe GO
Series C
5.00%, 07/01/17		250	300,030
Maricopa County Community College District GO
Series C
5.00%, 07/01/17		100	119,701
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	333,934
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	109,712
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17		100	114,408
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/17		105	123,640
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	119,082
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		200	243,960
Series B
5.00%, 07/01/17		225	269,210
Pima County RB Sewer Revenue
5.00%, 07/01/17	(AGM)	100	118,696

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		$100	$118,491

			3,524,736
CALIFORNIA — 11.43%
Berkeley Unified School District GO
4.00%, 08/01/17		150	172,661
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	110,007
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17	(AGM)	380	425,250
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	229,002
Escondido Union School District GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	187,445
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	124,529
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17		315	376,894
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		200	231,954
5.00%, 07/01/17		385	462,246
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	201,005
5.50%, 07/01/17	(FGIC)	100	121,848
Series I
5.00%, 07/01/17		100	119,518

Security		Principal (000s)	Value

Series KRY
4.00%, 07/01/17		$100	$114,860
5.00%, 07/01/17		120	143,422
Series KY
5.00%, 07/01/17		180	215,132
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17	(AGM)	100	118,746
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17		100	115,418
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	110,589
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	264,944
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	100	112,766
5.00%, 08/15/17	(AGM)	100	119,997
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		175	205,935
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17		225	268,823
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
4.00%, 07/01/17		100	115,241
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		100	119,909

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Santa Clara Unified School District GO
5.00%, 07/01/17		$200	$242,056
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	121,348
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		230	275,729
Series A
5.00%, 07/01/17		100	119,934
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	145,426
State of California GO
5.00%, 06/01/17	(SG)	275	324,761
Series A
4.25%, 07/01/17		100	115,925
5.00%, 07/01/17		725	865,766

			6,999,086
COLORADO — 0.59%
City & County of Denver GO
Series A
5.00%, 08/01/17		200	241,824
University of Colorado Regents RB College & University Revenue
Series B
5.00%, 06/01/17		100	119,366

			361,190
CONNECTICUT — 1.34%
City of Danbury GO
Series B
5.00%, 07/01/17		265	318,514
City of Hartford GO
Series A
5.25%, 08/15/17	(AMBAC)	100	119,643
State of Connecticut GO
Series C
5.00%, 06/01/17		225	268,412

Security		Principal (000s)	Value

State of Connecticut ST
Series A
4.00%, 08/01/17	(AMBAC)	$100	$115,240

			821,809
DELAWARE — 1.39%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	119,468
County of New Castle GO
Series A
5.00%, 07/15/17		200	241,294
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	120,064
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17		115	138,074
State of Delaware GO
Series A
3.00%, 07/01/17		100	111,243
Series B
5.00%, 07/01/17		100	120,611

			850,754
DISTRICT OF COLUMBIA — 0.19%
District of Columbia GO
Series C
5.00%, 06/01/17	(AGM)	100	118,829

			118,829
FLORIDA — 4.13%
County of Miami-Dade GO
5.00%, 07/01/17		100	118,594
Series B
5.00%, 07/01/17		100	118,594
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	113,022
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	100	118,338

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security	Principal (000s)	Value

County of Miami-Dade Transit System RB Sales Surtax Revenue
5.00%, 07/01/17	$100	$118,338
Florida State Board of Education GO
Series E
5.00%, 06/01/17	175	209,156
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17	200	239,040
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17	150	179,552
Lee County School Board COP Lease Renewal
Series B
5.00%, 08/01/17	100	117,101
State of Florida GO
Series A
5.00%, 07/01/17	210	251,590
Series C
5.00%, 06/01/17	240	286,843
Series D
5.50%, 06/01/17	150	182,717
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17	200	239,040
Series B
5.00%, 07/01/17	200	239,040

2,530,965
GEORGIA — 4.93%
County of Cobb RB Water Revenue
4.50%, 07/01/17	100	118,063
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/17	(AGM)	100	114,408

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		$425	$507,089
State of Georgia GO
Series B
5.00%, 07/01/17		100	120,611
Series E
5.00%, 08/01/19	(PR 08/01/17)	550	665,016
5.00%, 08/01/21	(PR 08/01/17)	600	725,472
Series I
5.00%, 07/01/17		470	566,872
Series J-1
4.00%, 07/01/17		175	202,872

			3,020,403
HAWAII — 1.82%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	144,373
Series B
2.50%, 08/01/17		100	108,376
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	111,442
5.00%, 07/01/17		125	149,496
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	180,210
Series DQ
5.00%, 06/01/17		150	179,353
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	243,542

			1,116,792
IDAHO — 0.36%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	109,521

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Canyon County School District No. 131 Nampa GO
4.00%, 07/30/17	(NPFGC)	$100	$113,502

			223,023
ILLINOIS — 1.70%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	106,964
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	177,507
5.75%, 06/01/17	(AGM)	125	151,542
State of Illinois GO
Series A
5.00%, 06/01/17		175	201,257
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		340	404,981

			1,042,251
IOWA — 0.48%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	291,918

			291,918
KANSAS — 0.77%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	470,196

			470,196
KENTUCKY — 0.39%
Kentucky State Property & Buildings Commission RB Lease Renewal
Series A
5.00%, 08/01/17		100	119,067
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17		100	119,805

			238,872

Security		Principal (000s)	Value

LOUISIANA — 0.29%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	$165	$180,474

			180,474
MAINE — 0.19%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	117,676

			117,676
MARYLAND — 4.46%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17	(AMBAC)	115	138,133
County of Frederick GO
4.00%, 06/01/17		50	57,576
County of Howard GO
Series B
5.00%, 08/15/17		215	260,150
County of Montgomery GO
Series A
5.00%, 07/01/17		100	120,611
5.00%, 08/01/17		200	241,824
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	270,261
Series A
4.00%, 07/01/17		100	115,444
5.00%, 07/01/17		100	120,116
Prince George’s County GOL
Series B
5.00%, 07/15/17		100	120,753
State of Maryland GO
Second Series
5.00%, 07/15/17		250	301,883
5.00%, 08/01/17		225	272,052
Second Series A
3.00%, 08/15/17		100	111,452

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Second Series B
5.00%, 08/01/17		$275	$332,508
5.25%, 08/15/17		220	268,959

			2,731,722
MASSACHUSETTS — 4.95%
Commonwealth of Massachusetts GO
Series C
5.25%, 08/01/17		150	182,228
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17		200	240,596
Series B
5.00%, 06/01/17		100	119,722
5.00%, 07/01/17		100	120,012
Series D
5.50%, 08/01/17		215	263,747
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17		200	242,672
Series C
5.50%, 07/01/17		500	612,902
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17	(AGM)	100	117,575
Series B
4.50%, 07/01/17	(AGM)	100	115,268
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		200	244,528
Series A
5.25%, 08/01/17		285	348,452
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	350	424,085

			3,031,787

Security		Principal (000s)	Value

MINNESOTA — 2.24%
State of Minnesota GO
5.00%, 08/01/17		$200	$241,612
Series A
5.00%, 06/01/17		100	120,203
5.00%, 08/01/17		150	181,209
Series B
5.00%, 08/01/17		100	120,806
Series C
5.00%, 08/01/17		100	120,806
Series D
3.00%, 08/01/17		150	166,926
5.00%, 08/01/17		250	302,015
Series F
4.00%, 08/01/17		100	116,045

			1,369,622
MISSISSIPPI — 0.19%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17		100	117,101

			117,101
NEVADA — 1.73%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	297,252
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		200	235,708
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	300	348,612
State of Nevada GOL
Series D
5.00%, 06/01/17		150	177,791

			1,059,363

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

NEW HAMPSHIRE — 1.13%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		$475	$571,040
State of New Hampshire GO
Series B
5.00%, 06/01/17		100	120,101

			691,141
NEW JERSEY — 3.27%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	118,084
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	296,447
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		215	260,199
State of New Jersey GO
5.00%, 06/01/17		215	257,011
5.00%, 06/01/23	(PR 06/01/17)	115	138,588
5.00%, 06/01/26	(PR 06/01/17)	100	120,511
5.00%, 06/01/27	(PR 06/01/17)	170	204,869
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	489,268
Series Q
5.00%, 08/15/17		100	120,252

			2,005,229
NEW MEXICO — 1.08%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17		150	180,291
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17		100	119,806

Security	Principal (000s)	Value

State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	$100	$120,324
Series A
5.00%, 07/01/17	200	240,648

		661,069
NEW YORK — 10.03%
City of Albany GOL
Series A
2.00%, 07/01/17	100	104,233
City of New York GO
Series A
3.00%, 08/01/17	100	110,494
Series A-1
4.00%, 08/01/17	115	132,580
4.20%, 08/01/17	210	244,094
5.00%, 08/01/17	310	372,090
Series C
3.00%, 08/01/17	100	110,494
5.00%, 08/01/17	305	366,089
Series E
4.00%, 08/01/17	100	115,287
5.00%, 08/01/17	725	870,210
Series G
4.00%, 08/01/17	100	115,287
Series I
5.00%, 08/01/17	105	126,030
Series I-1
4.00%, 08/01/17	100	115,287
Series J-1
5.00%, 08/01/17	235	282,068
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	250	298,735
Series EE
5.00%, 06/15/17	155	185,216
Series FF-1
4.00%, 06/15/17	160	183,558

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17	(SAW)	$275	$319,844
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17		235	269,869
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	118,047
5.00%, 07/01/17		85	101,329
Series A
3.10%, 07/01/17		200	220,894
5.00%, 07/01/17		100	119,675
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17		175	209,293
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	109,174
5.00%, 07/01/17		110	130,453
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/17		125	150,460
5.50%, 06/15/17		150	184,032
Series A
5.00%, 06/15/17		100	120,368
5.00%, 08/15/17		200	241,958
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	119,469

			6,146,617
NORTH CAROLINA — 0.96%
City of Charlotte GO
5.00%, 08/01/17		110	133,003
City of Charlotte RB Water & Sewer System Revenue
Series B
5.00%, 07/01/17		100	120,402

Security		Principal (000s)	Value

County of Mecklenburg GO
Series A
5.00%, 08/01/17		$175	$211,596
State of North Carolina GO
Series B
5.00%, 06/01/17		100	120,306

			585,307
OHIO — 1.98%
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		200	239,648
State of Ohio GO
Series B
5.00%, 08/01/17		300	360,576
Series C
5.00%, 08/01/17		215	258,187
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.00%, 06/15/17		100	118,400
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	118,400
5.50%, 06/15/17	(AGM)	100	120,697

			1,215,908
OKLAHOMA — 0.86%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17	(BHAC)	150	178,821
Oklahoma Capitol Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	114,786
State of Oklahoma GO
Series A
4.00%, 07/15/17		100	115,593
5.00%, 07/15/17		100	120,304

			529,504
OREGON — 0.77%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	228,414

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	$100	$121,066
Portland Community College District GO
5.00%, 06/15/17		100	120,012

			469,492
PENNSYLVANIA — 4.30%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17	(AGM)	175	206,187
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	211,783
Third Series
5.00%, 07/15/17		460	552,432
5.38%, 07/01/17		100	121,711
5.38%, 07/01/17	(AGM)	375	456,416
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	525,892
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	168,740
5.00%, 08/01/17		100	119,486
Series AN
5.00%, 06/15/17		125	148,254
Pennsylvania State University RB College & University Revenue
Series B
5.25%, 08/15/17		100	120,402

			2,631,303
PUERTO RICO — 3.96%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17		100	110,425
5.50%, 07/01/17	(SG)	295	325,754
Series B
5.25%, 07/01/17	(Call 07/01/16)	150	161,218

Security		Principal (000s)	Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
4.00%, 07/01/17		$100	$104,585
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(SG)	365	408,749
Series LL
5.50%, 07/01/17		170	191,320
Series TT
5.00%, 07/01/17		100	110,321
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	184,150
Series BB
5.25%, 07/01/17	(AMBAC)	150	168,036
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17	(AMBAC)	350	389,508
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17	(AGM)	240	269,808

			2,423,874
SOUTH CAROLINA — 0.39%
State of South Carolina GO
Series A
5.00%, 06/01/17		200	240,612

			240,612
SOUTH DAKOTA — 0.19%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	100	118,779

			118,779
TENNESSEE — 0.93%
City of Johnson GO
4.00%, 06/01/17		100	115,082

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17		$280	$335,888
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.00%, 07/01/17		100	118,645

			569,615
TEXAS — 6.34%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	100	120,669
City of Carrollton GOL
4.00%, 08/15/17		200	230,526
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	116,439
City of El Paso GOL
5.00%, 08/15/17		100	119,562
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	174,999
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	120,379
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	100	119,953
Del Mar College District GOL
5.00%, 08/15/17		100	120,625
Denton Independent School District GO
4.50%, 08/15/17		125	146,605
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	288,100
Lone Star College System (Harris and Montgomery Counties) GO
Series A
5.00%, 08/15/17		100	120,338
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	269,583

Security		Principal (000s)	Value

North East Independent School District GO
Series A
5.00%, 08/01/17	(PSF)	$250	$301,673
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	116,011
Round Rock Independent School District GO
5.00%, 08/01/17		105	126,703
State of Texas GO
Series A
5.00%, 08/01/17		100	120,245
Series B
5.00%, 08/01/17		100	120,616
Texas Tech University RB College & University Revenue
Series A
5.00%, 08/15/17		100	120,112
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17		225	271,037
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		100	120,465
Series B
3.00%, 08/15/17		100	110,892
5.25%, 08/15/17		210	255,490
Series C
5.00%, 08/15/17		125	150,581
Series E
5.00%, 08/15/17		100	120,465

			3,882,068
UTAH — 1.80%
State of Utah GO
Series A
4.00%, 07/01/17		350	406,458
5.00%, 07/01/17		315	380,583

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security		Principal (000s)	Value

Series C
5.00%, 07/01/17		$260	$314,132

			1,101,173
VIRGINIA — 3.00%
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	119,990
City of Virginia Beach GO
Series B
5.00%, 07/15/17		100	120,595
Commonwealth of Virginia GO
Series B
4.00%, 06/01/17		100	115,752
5.00%, 06/01/17		150	180,536
County of Henrico GO
5.00%, 07/15/17		100	120,805
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		100	119,854
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		225	269,957
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		230	275,956
5.25%, 08/01/17		300	364,296
Series C
5.00%, 08/01/17	(SAW)	125	149,976

			1,837,717
WASHINGTON — 6.12%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		1,240	1,484,384
5.25%, 07/01/17	(NPFGC)	245	296,251
Series C
0.00%, 07/01/17		100	93,756
5.25%, 07/01/17	(NPFGC)	100	120,919

Security		Principal (000s)	Value

Series D
5.00%, 07/01/17		$100	$119,701
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/17		100	114,195
State of Washington GO
Series B
5.00%, 07/01/17	(AGM)	200	239,610
Series C
5.50%, 07/01/17		105	128,244
Series R-2007C
5.00%, 07/01/17		385	461,249
Series R-2011B
5.00%, 07/01/17		100	119,805
Series R-2011C
5.00%, 07/01/17		475	569,074

			3,747,188
WEST VIRGINIA — 0.19%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	119,365

			119,365
WISCONSIN — 1.12%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		100	114,308
5.00%, 07/01/17		100	118,953
5.00%, 07/01/17	(NPFGC-FGIC)	110	131,728
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		100	119,671
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	(AGM)	170	201,959

			686,619

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $58,040,695)			60,538,876

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.03%[a,b]	$285,499	$285,499

		285,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,499)		285,499

TOTAL INVESTMENTS IN SECURITIES — 99.29%
(Cost: $58,326,194)		60,824,375
Other Assets, Less Liabilities — 0.71%		437,673

NET ASSETS — 100.00%		$61,262,048

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SG  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2012

	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$37,258,317	$45,324,068	$46,004,489
Affiliated (Note 2)	220,572	269,322	2,776,380

Total cost of investments	$37,478,889	$45,593,390	$48,780,869

Investments in securities, at fair value (Note 1):
Unaffiliated	$37,478,115	$45,849,180	$47,136,561
Affiliated (Note 2)	220,572	269,322	2,776,380

Total fair value of investments	37,698,687	46,118,502	49,912,941
Receivables:
Interest	445,231	484,688	493,308

Total Assets	38,143,918	46,603,190	50,406,249

LIABILITIES
Payables:
Investment securities purchased	—	104,650	2,434,094
Investment advisory fees (Note 2)	9,400	11,226	11,226

Total Liabilities	9,400	115,876	2,445,320

NET ASSETS	$38,134,518	$46,487,314	$47,960,929

Net assets consist of:
Paid-in capital	$37,890,799	$45,940,735	$46,783,969
Undistributed net investment income	23,921	21,074	42,050
Undistributed net realized gain	—	393	2,838
Net unrealized appreciation	219,798	525,112	1,132,072

NET ASSETS	$38,134,518	$46,487,314	$47,960,929

Shares outstanding[a]	750,000	900,000	900,000

Net asset value per share	$50.85	$51.65	$53.29

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2012

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$43,525,471	$58,040,695
Affiliated (Note 2)	255,174	285,499

Total cost of investments	$43,780,645	$58,326,194

Investments in securities, at fair value (Note 1):
Unaffiliated	$45,047,672	$60,538,876
Affiliated (Note 2)	255,174	285,499

Total fair value of investments	45,302,846	60,824,375
Receivables:
Interest	427,864	567,479

Total Assets	45,730,710	61,391,854

LIABILITIES
Payables:
Investment securities purchased	—	115,211
Investment advisory fees (Note 2)	10,590	14,595

Total Liabilities	10,590	129,806

NET ASSETS	$45,720,120	$61,262,048

Net assets consist of:
Paid-in capital	$44,147,696	$58,686,626
Undistributed net investment income	48,443	68,287
Undistributed net realized gain	1,780	8,954
Net unrealized appreciation	1,522,201	2,498,181

NET ASSETS	$45,720,120	$61,262,048

Shares outstanding[a]	850,000	1,100,000

Net asset value per share	$53.79	$55.69

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series

NET INVESTMENT INCOME
Interest — unaffiliated	$197,900	$234,373	$318,123
Interest — affiliated (Note 2)	75	119	123

Total investment income	197,975	234,492	318,246

EXPENSES
Investment advisory fees (Note 2)	55,813	64,616	63,564

Total expenses	55,813	64,616	63,564

Net investment income	142,162	169,876	254,682

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation	(88,432)	(9,513)	101,696

Net realized and unrealized gain (loss)	(88,432)	(9,513)	101,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,730	$160,363	$356,378

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2012

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series

NET INVESTMENT INCOME
Interest — unaffiliated	$330,328	$486,901
Interest — affiliated (Note 2)	66	107

Total investment income	330,394	487,008

EXPENSES
Investment advisory fees (Note 2)	56,288	77,786

Total expenses	56,288	77,786

Net investment income	274,106	409,222

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	147	—

Net realized gain	147	—

Net change in unrealized appreciation/depreciation	392,559	900,051

Net realized and unrealized gain	392,706	900,051

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$666,812	$1,309,273

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2013 S&P AMT-Free Municipal Series		iShares 2014 S&P AMT-Free Municipal Series
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$142,162	$292,964	$169,876	$317,815
Net realized gain	—	23,635	—	61,036
Net change in unrealized appreciation/depreciation	(88,432)	189,388	(9,513)	488,582

Net increase in net assets resulting from operations	53,730	505,987	160,363	867,433

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(139,449)	(289,772)	(154,747)	(331,908)

Total distributions to shareholders	(139,449)	(289,772)	(154,747)	(331,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,550,771	10,183,982	7,765,150	15,459,754
Cost of shares redeemed	—	(2,545,491)	—	(2,583,343)

Net increase in net assets from capital share transactions	2,550,771	7,638,491	7,765,150	12,876,411

INCREASE IN NET ASSETS	2,465,052	7,854,706	7,770,766	13,411,936

NET ASSETS
Beginning of period	35,669,466	27,814,760	38,716,548	25,304,612

End of period	$38,134,518	$35,669,466	$46,487,314	$38,716,548

Undistributed net investment income included in net assets at end of period	$23,921	$21,208	$21,074	$5,946

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000	150,000	300,000
Shares redeemed	—	(50,000)	—	(50,000)

Net increase in shares outstanding	50,000	150,000	150,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2015 S&P AMT-Free Municipal Series		iShares 2016 S&P AMT-Free Municipal Series
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$254,682	$446,053	$274,106	$456,755
Net realized gain	—	2,838	147	6,059
Net change in unrealized appreciation/depreciation	101,696	954,575	392,559	1,041,683

Net increase in net assets resulting from operations	356,378	1,403,466	666,812	1,504,497

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(248,582)	(440,715)	(266,378)	(444,967)

Total distributions to shareholders	(248,582)	(440,715)	(266,378)	(444,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,672,173	13,142,862	10,746,669	15,819,298

Net increase in net assets from capital share transactions	10,672,173	13,142,862	10,746,669	15,819,298

INCREASE IN NET ASSETS	10,779,969	14,105,613	11,147,103	16,878,828

NET ASSETS
Beginning of period	37,180,960	23,075,347	34,573,017	17,694,189

End of period	$47,960,929	$37,180,960	$45,720,120	$34,573,017

Undistributed net investment income included in net assets at end of period	$42,050	$35,950	$48,443	$40,715

SHARES ISSUED
Shares sold	200,000	250,000	200,000	300,000

Net increase in shares outstanding	200,000	250,000	200,000	300,000

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2017 S&P AMT-Free Municipal Series
	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$409,222	$658,936
Net realized gain	—	9,674
Net change in unrealized appreciation/depreciation	900,051	1,659,100

Net increase in net assets resulting from operations	1,309,273	2,327,710

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(398,667)	(644,774)

Total distributions to shareholders	(398,667)	(644,774)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,640,008	19,032,298

Net increase in net assets from capital share transactions	16,640,008	19,032,298

INCREASE IN NET ASSETS	17,550,614	20,715,234

NET ASSETS
Beginning of period	43,711,434	22,996,200

End of period	$61,262,048	$43,711,434

Undistributed net investment income included in net assets at end of period	$68,287	$57,733

SHARES ISSUED
Shares sold	300,000	350,000

Net increase in shares outstanding	300,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2013 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.96	$50.57	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.19	0.45	0.53	0.13
Net realized and unrealized gain (loss)[c]	(0.11)	0.39	0.55	(0.10)

Total from investment operations	0.08	0.84	1.08	0.03

Less distributions from:
Net investment income	(0.19)	(0.45)	(0.53)	(0.07)

Total distributions	(0.19)	(0.45)	(0.53)	(0.07)

Net asset value, end of period	$50.85	$50.96	$50.57	$50.02

Total return	0.12%[d]	1.66%	2.16%	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,135	$35,669	$27,815	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.76%	0.88%	1.05%	1.11%
Portfolio turnover rate[f]	0%	1%	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.62	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.20	0.53	0.68	0.15
Net realized and unrealized gain (loss)[c]	0.02	1.05	0.59	(0.06)

Total from investment operations	0.22	1.58	1.27	0.09

Less distributions from:
Net investment income	(0.19)	(0.57)	(0.68)	(0.10)

Total distributions	(0.19)	(0.57)	(0.68)	(0.10)

Net asset value, end of period	$51.65	$51.62	$50.61	$50.02

Total return	0.41%[d]	3.14%	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,487	$38,717	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.79%	1.04%	1.34%	1.33%
Portfolio turnover rate[f]	0%	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.12	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.32	0.78	0.89	0.21
Net realized and unrealized gain[c]	0.17	1.85	0.63	0.06

Total from investment operations	0.49	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.32)	(0.79)	(0.87)	(0.13)

Total distributions	(0.32)	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$53.29	$53.12	$51.28	$50.63

Total return	0.90%[d]	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$47,961	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.20%	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	0%	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.19	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.39	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	0.60	2.65	0.83	(0.04)

Total from investment operations	0.99	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.39)	(0.99)	(1.11)	(0.16)

Total distributions	(0.39)	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.79	$53.19	$50.55	$49.72

Total return	1.85%[d]	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$45,720	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.46%	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	1%	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$54.64	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.44	1.11	1.28	0.30
Net realized and unrealized gain[c]	1.05	3.56	0.69	0.09

Total from investment operations	1.49	4.67	1.97	0.39

Less distributions from:
Net investment income	(0.44)	(1.13)	(1.21)	(0.18)

Total distributions	(0.44)	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$55.69	$54.64	$51.10	$50.34

Total return	2.72%[d]	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,262	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.58%	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	0%	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Series	Diversification Classification
2013 S&P AMT-Free	Non-diversified
2014 S&P AMT-Free	Non-diversified
2015 S&P AMT-Free	Non-diversified
2016 S&P AMT-Free	Non-diversified
2017 S&P AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments,

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Municipal Series and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2013 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$37,478,115	$—	$37,478,115
Short-Term Investments	220,572	—	—	220,572

	$220,572	$37,478,115	$—	$37,698,687

2014 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$45,849,180	$—	$45,849,180
Short-Term Investments	269,322	—	—	269,322

	$269,322	$45,849,180	$—	$46,118,502

2015 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$47,136,561	$—	$47,136,561
Short-Term Investments	2,776,380	—	—	2,776,380

	$2,776,380	$47,136,561	$—	$49,912,941

2016 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$45,047,672	$—	$45,047,672
Short-Term Investments	255,174	—	—	255,174

	$255,174	$45,047,672	$—	$45,302,846

2017 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$60,538,876	$—	$60,538,876
Short-Term Investments	285,499	—	—	285,499

	$285,499	$60,538,876	$—	$60,824,375

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012 were as follows:

iShares Municipal Series	Purchases	Sales
2013 S&P AMT-Free	$3,107,355	$—
2014 S&P AMT-Free	8,613,053	—
2015 S&P AMT-Free	10,992,297	—
2016 S&P AMT-Free	9,539,032	233,272
2017 S&P AMT-Free	17,167,290	—

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2012 were as follows:

iShares Municipal Series	In-kind Purchases
2016 S&P AMT-Free	$1,741,533

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2013 S&P AMT-Free	$37,479,037	$230,360	$(10,710)	$219,650
2014 S&P AMT-Free	45,611,898	527,006	(20,402)	506,604
2015 S&P AMT-Free	48,780,501	1,132,663	(223)	1,132,440
2016 S&P AMT-Free	43,777,977	1,525,592	(723)	1,524,869
2017 S&P AMT-Free	58,325,750	2,501,149	(2,524)	2,498,625

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board also noted that the investment advisory fee rate applicable to the Funds was higher than that applicable to certain other iShares funds that invest in municipal bonds that do not have a term structure. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
2013 S&P AMT-Free	$0.18977	$—	$0.00269	$0.19246	99%	—%	1%	100%
2014 S&P AMT-Free	0.18829	—	0.00265	0.19094	99	—	1	100
2015 S&P AMT-Free	0.31370	—	0.00461	0.31831	99	—	1	100
2016 S&P AMT-Free	0.38428	—	0.00630	0.39058	98	—	2	100
2017 S&P AMT-Free	0.43460	—	0.00679	0.44139	98	—	2	100

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-38-0912

September 30, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P India Nifty 50 Index Fund  |  INDY  |  NASDAQ

Fund Performance Overview

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of September 30, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/12			Inception to 9/30/12			Inception to 9/30/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.94%	10.57%	8.73%	0.21%	(0.06)%	0.88%	0.61%	(0.16)%	2.55%

Total returns for the period since inception are calculated from the inception date of the Fund (11/18/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX NiftyTM (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2012, the total return for the Fund was 5.20%, net of fees, while the total return for the Index was 5.17%.

PORTFOLIO ALLOCATION

As of 9/30/12

Sector	Percentage of Net Assets

Financial	28.73%
Consumer Non-Cyclical	16.40
Energy	13.09
Technology	12.48
Industrial	9.71
Consumer Cyclical	8.31
Basic Materials	4.75
Utilities	4.64
Communications	1.79
Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 9/30/12

Security	Percentage of Net Assets

ITC Ltd.	8.24%
Reliance Industries Ltd.	7.71
ICICI Bank Ltd.	6.86
Infosys Ltd.	6.81
Housing Development Finance Corp. Ltd.	6.64
HDFC Bank Ltd.	6.42
Larsen & Toubro Ltd.	4.83
Tata Consultancy Services Ltd.	3.68
State Bank of India	3.28
Hindustan Unilever Ltd.	3.15

TOTAL	57.62%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,052.00	0.95%	$4.89
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.95	4.81

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AGRICULTURE — 8.24%
ITC Ltd.	4,757,822	$24,606,621

		24,606,621
AUTO MANUFACTURERS — 5.90%
Mahindra & Mahindra Ltd.	404,639	6,643,086
Maruti Suzuki (India) Ltd.	119,295	3,059,043
Tata Motors Ltd.	1,555,655	7,902,326

		17,604,455
BANKS — 20.49%
Axis Bank Ltd.	235,457	5,078,397
Bank of Baroda	164,844	2,496,916
HDFC Bank Ltd.	1,603,855	19,158,256
ICICI Bank Ltd.	1,018,948	20,483,428
Kotak Mahindra Bank Ltd.	337,159	4,152,874
Punjab National Bank Ltd.	200	3,191
State Bank of India	230,155	9,790,873

		61,163,935
BUILDING MATERIALS — 2.82%
ACC Ltd.	88,206	2,461,880
Ambuja Cements Ltd.	702,274	2,693,362
Grasim Industries Ltd.	200	12,585
Ultratech Cement Ltd.	86,760	3,241,516

		8,409,343
CHEMICALS — 1.00%
Asian Paints Ltd.	40,006	2,988,715

		2,988,715
COAL — 1.28%
Coal India Ltd.	561,048	3,823,584

		3,823,584
COMPUTERS — 11.62%
Infosys Ltd.	422,473	20,333,168
Tata Consultancy Services Ltd.	446,814	10,993,474
Wipro Ltd.	465,130	3,365,061

		34,691,703
DIVERSIFIED FINANCIAL SERVICES — 7.73%
Housing Development Finance Corp. Ltd.	1,347,190	19,807,555
Infrastructure Development Finance Co. Ltd.	1,113,420	3,265,003

		23,072,558

Security	Shares	Value

ELECTRIC — 3.65%
NTPC Ltd.	1,155,354	$3,687,393
Power Grid Corp. of India Ltd.	1,286,458	2,943,197
Reliance Infrastructure Ltd.	125,320	1,279,135
Tata Power Co. Ltd.	1,469,136	2,983,180

		10,892,905
ELECTRICAL COMPONENTS & EQUIPMENT — 1.51%
Bharat Heavy Electricals Ltd.	718,421	3,368,410
Siemens Ltd.	83,868	1,129,041

		4,497,451
ENGINEERING & CONSTRUCTION — 5.38%
Jaiprakash Associates Ltd.	1,055,098	1,647,652
Larsen & Toubro Ltd.	475,734	14,422,860

		16,070,512
GAS — 0.99%
GAIL (India) Ltd.	408,495	2,968,511

		2,968,511
HOUSEHOLD PRODUCTS & WARES — 3.15%
Hindustan Unilever Ltd.	907,606	9,406,051

		9,406,051
IRON & STEEL — 2.47%
Jindal Steel & Power Ltd.	344,630	2,794,925
Tata Steel Ltd.	599,367	4,562,108

		7,357,033
LEISURE TIME — 2.41%
Bajaj Auto Ltd.	119,536	4,153,462
Hero Motocorp Ltd.	85,073	3,037,075

		7,190,537
MINING — 1.29%
Hindalco Industries Ltd.	1,155,595	2,648,193
Sesa Goa Ltd.	368,007	1,196,180

		3,844,373
OIL & GAS — 11.80%
Bharat Petroleum Corp. Ltd.	233,770	1,547,666
Cairn (India) Ltd.[a]	380,057	2,388,796
Oil & Natural Gas Corp. Ltd.	1,554,450	8,288,728
Reliance Industries Ltd.	1,447,687	23,011,269

		35,236,459

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2012

Security	Shares	Value
PHARMACEUTICALS — 5.01%
Cipla Ltd.	457,177	$3,299,278
Dr. Reddy’s Laboratories Ltd.	113,270	3,539,069
Lupin Ltd.	202,681	2,293,293
Ranbaxy Laboratories Ltd.[a]	140,021	1,408,318
Sun Pharmaceuticals Industries Ltd.	334,026	4,411,084

		14,951,042
REAL ESTATE — 0.51%
DLF Ltd.	346,558	1,534,738

		1,534,738
SOFTWARE — 0.86%
HCL Technologies Ltd.	233,047	2,555,022

		2,555,022
TELECOMMUNICATIONS — 1.79%
Bharti Airtel Ltd.	1,060,641	5,345,494

		5,345,494

TOTAL COMMON STOCKS (Cost: $269,325,840)		298,211,042

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $269,325,840)		298,211,042
Other Assets, Less Liabilities — 0.10%		287,508

NET ASSETS — 100.00%		$298,498,550

[a]	Non-income earning security.

See notes to consolidated financial statements.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2012

ASSETS
Investments, at cost:
Unaffiliated	$269,325,840

Total cost of investments	$269,325,840

Investments in securities, at fair value (Note 1):
Unaffiliated	$298,211,042

Total fair value of investments	298,211,042
Foreign currency, at value[a]	5,663,139
Receivables:
Investment securities sold	5,378,213
Dividends and interest	171,842

Total Assets	309,424,236

LIABILITIES
Payables:
Investment securities purchased	5,692,880
Due to custodian	5,029,734
Investment advisory fees (Note 2)	203,072

Total Liabilities	10,925,686

NET ASSETS	$298,498,550

Net assets consist of:
Paid-in capital	$327,083,131
Undistributed net investment income	590,271
Accumulated net realized loss	(58,008,404)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	28,833,552

NET ASSETS	$298,498,550

Shares outstanding[b]	12,050,000

Net asset value per share	$24.77

[a]	Cost of foreign currency: $5,663,139.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Six months ended September 30, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,305,946
Interest — affiliated (Note 2)	106

Total investment income	3,306,052

EXPENSES
Investment advisory fees (Note 2)	1,243,696
Mauritius income taxes (Note 1)	81,626

Total expenses	1,325,322

Net investment income	1,980,730

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,432,062)
Foreign currency transactions	(182,060)

Net realized loss	(36,614,122)

Net change in unrealized appreciation/depreciation on:
Investments	38,293,688
Translation of assets and liabilities in foreign currencies	(49,611)

Net change in unrealized appreciation/depreciation	38,244,077

Net realized and unrealized gain	1,629,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,610,685

See notes to consolidated financial statements.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,980,730	$1,117,790
Net realized loss	(36,614,122)	(20,143,960)
Net change in unrealized appreciation/depreciation	38,244,077	(23,236,589)

Net increase (decrease) in net assets resulting from operations	3,610,685	(42,262,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,113,083)	(852,900)
Return of capital	—	(236,105)

Total distributions to shareholders	(1,113,083)	(1,089,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,211,259	243,664,568
Cost of shares redeemed	(85,195,806)	(55,759,554)

Net increase (decrease) in net assets from capital share transactions	(53,984,547)	187,905,014

INCREASE (DECREASE) IN NET ASSETS	(51,486,945)	144,553,250

NET ASSETS
Beginning of period	349,985,495	205,432,245

End of period	$298,498,550	$349,985,495

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$590,271	$(277,376)

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	10,200,000
Shares redeemed	(4,200,000)	(2,300,000)

Net increase (decrease) in shares outstanding	(2,750,000)	7,900,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2012 (Unaudited)	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$23.65	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.16	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	1.05	(6.11)	3.28	1.64

Total from investment operations	1.21	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.09)	(0.10)	(0.04)	—
Return of capital	—	(0.03)	(0.08)	—

Total distributions	(0.09)	(0.13)	(0.12)	—

Net asset value, end of period	$24.77	$23.65	$29.77	$26.57

Total return	5.20%[d]	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,499	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.95%	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	1.42%	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	15%	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended September 30, 2012, the years ended March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 would have been 4%, 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares Index Fund	Diversification Classification
S&P India Nifty 50	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of September 30, 2012, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2012, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of recent legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statement of Operations.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2012, were $44,298,298 and $97,571,421, respectively. There were no in-kind transactions for the six months ended September 30, 2012.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of March 31, 2012, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2019	Total
$1,587,673	$49,689	$1,637,362

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As of September 30, 2012, the cost of investments for federal income tax purposes was $289,097,820. Net unrealized appreciation was $9,113,222, of which $36,359,152 represented gross unrealized appreciation on securities and $27,245,930 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of September 30, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Notes:

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund file its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also disclose its complete schedules of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-37-0912

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Full schedules of investments attached.

(b)	Not applicable.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.11%
Omnicom Group Inc.	160,016	$8,250,425

		8,250,425

AEROSPACE & DEFENSE – 1.87%
Boeing Co. (The)	436,498	30,388,991
General Dynamics Corp.	213,966	14,147,432
Lockheed Martin Corp.	280,212	26,166,196
Raytheon Co.	200,271	11,447,490
Rockwell Collins Inc.	108,177	5,802,614
United Technologies Corp.	628,478	49,203,543

		137,156,266

AGRICULTURE – 2.73%
Altria Group Inc.	698,034	23,307,355
Lorillard Inc.	92,667	10,791,072
Philip Morris International Inc.	1,754,202	157,772,928
Reynolds American Inc.	187,083	8,108,177

		199,979,532

APPAREL – 1.05%
Coach Inc.	296,840	16,628,977
Nike Inc. Class B	382,631	36,315,508
Ralph Lauren Corp.	63,480	9,600,080
VF Corp.	91,421	14,568,851

		77,113,416

AUTO PARTS & EQUIPMENT – 0.09%
BorgWarner Inc.(a)	92,074	6,363,234

		6,363,234

BEVERAGES – 3.98%
Brown-Forman Corp. Class B NVS	158,002	10,309,631
Coca-Cola Co. (The)	4,029,027	152,820,994
Dr Pepper Snapple Group Inc.	114,448	5,096,369
Monster Beverage Corp.(a)	159,215	8,623,084
PepsiCo Inc.	1,619,376	114,603,240

		291,453,318

BIOTECHNOLOGY – 3.04%
Alexion Pharmaceuticals Inc.(a)(b)	200,914	22,984,562
Amgen Inc.	802,080	67,631,386
Biogen Idec Inc.(a)	245,948	36,702,820
Celgene Corp.(a)	449,023	34,305,357
Gilead Sciences Inc.(a)	787,373	52,226,451
Life Technologies Corp.(a)(b)	181,816	8,887,166

		222,737,742

Security	Shares	Value
BUILDING MATERIALS – 0.02%
Masco Corp.	116,016	$1,746,041

		1,746,041

CHEMICALS – 3.31%
Air Products and Chemicals Inc.	145,198	12,007,875
Airgas Inc.	52,307	4,304,866
CF Industries Holdings Inc.	65,251	14,501,382
E.I. du Pont de Nemours and Co.	658,623	33,108,978
Eastman Chemical Co.	76,741	4,375,004
Ecolab Inc.	274,100	17,764,421
FMC Corp.	142,590	7,896,634
International Flavors & Fragrances Inc.	85,041	5,066,743
LyondellBasell Industries NV Class A	193,680	10,005,509
Monsanto Co.	554,633	50,482,696
Mosaic Co. (The)	181,171	10,437,261
PPG Industries Inc.	158,907	18,248,880
Praxair Inc.	310,348	32,238,950
Sherwin-Williams Co. (The)	88,551	13,186,130
Sigma-Aldrich Corp.	125,465	9,029,716

		242,655,045

COAL – 0.15%
CONSOL Energy Inc.	169,696	5,099,365
Peabody Energy Corp.	279,787	6,236,452

		11,335,817

COMMERCIAL SERVICES – 1.47%
ADT Corp. (The)(a)	57,421	2,067,156
Apollo Group Inc. Class A(a)(b)	103,866	3,017,307
Automatic Data Processing Inc.	504,059	29,568,101
Equifax Inc.	67,715	3,154,165
Iron Mountain Inc.	80,642	2,750,699
MasterCard Inc. Class A	111,689	50,425,350
Moody’s Corp.	106,031	4,683,389
Paychex Inc.	172,080	5,728,543
Robert Half International Inc.	52,079	1,386,864
Western Union Co.	293,243	5,342,887

		108,124,461

COMPUTERS – 13.80%
Accenture PLC Class A	495,460	34,697,064
Apple Inc.	975,488	650,904,123
Cognizant Technology Solutions Corp. Class A(a)(b)	310,748	21,727,500
EMC Corp.(a)(b)	1,201,527	32,765,641
International Business Machines Corp.	1,117,814	231,890,514
NetApp Inc.(a)(b)	379,093	12,464,578
SanDisk Corp.(a)(b)	251,181	10,908,791
Seagate Technology PLC	101,968	3,161,008
Teradata Corp.(a)	175,273	13,217,337

		1,011,736,556

COSMETICS & PERSONAL CARE – 2.92%
Colgate-Palmolive Co.	463,758	49,724,133
Estee Lauder Companies Inc. (The) Class A	250,477	15,421,869
Procter & Gamble Co. (The)	2,149,526	149,091,123

		214,237,125

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.45%
Fastenal Co.	198,782	$8,545,638
Fossil Inc.(a)	57,101	4,836,455
Genuine Parts Co.	112,639	6,874,358
W.W. Grainger Inc.	62,524	13,028,126

		33,284,577
DIVERSIFIED FINANCIAL SERVICES – 2.41%
American Express Co.	615,897	35,019,904
BlackRock Inc.(c)	133,208	23,750,986
Franklin Resources Inc.	143,896	17,997,073
IntercontinentalExchange Inc.(a)(b)	75,552	10,079,392
T. Rowe Price Group Inc.	264,087	16,716,707
Visa Inc. Class A	543,901	73,035,026

		176,599,088
ELECTRIC – 1.02%
Consolidated Edison Inc.	162,100	9,708,169
Dominion Resources Inc.	417,380	22,096,097
NextEra Energy Inc.	254,934	17,929,508
Southern Co. (The)	536,628	24,733,185

		74,466,959
ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
Emerson Electric Co.	537,536	25,946,863

		25,946,863
ELECTRONICS – 1.00%
Agilent Technologies Inc.	253,197	9,735,425
Amphenol Corp. Class A	167,348	9,853,450
FLIR Systems Inc.	121,052	2,418,014
Honeywell International Inc.	511,897	30,585,846
Thermo Fisher Scientific Inc.	228,024	13,414,652
Waters Corp.(a)(b)	91,432	7,619,028

		73,626,415
ENGINEERING & CONSTRUCTION – 0.08%
Fluor Corp.	102,744	5,782,432

		5,782,432
ENVIRONMENTAL CONTROL – 0.11%
Stericycle Inc.(a)(b)	89,352	8,088,143

		8,088,143
FOOD – 1.75%
Campbell Soup Co.	103,614	3,607,840
General Mills Inc.	451,901	18,008,255
H.J. Heinz Co.	253,057	14,158,539
Hershey Co. (The)	157,523	11,166,805
Hormel Foods Corp.	62,722	1,833,991
J.M. Smucker Co. (The)	66,352	5,728,168
Kellogg Co.	256,578	13,254,820
Kraft Foods Inc. Class A	997,304	41,238,520
McCormick & Co. Inc. NVS	98,999	6,141,898

Security	Shares	Value
Whole Foods Market Inc.	133,887	$13,040,594

		128,179,430
HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	32,883	2,363,301
Stanley Black & Decker Inc.	96,428	7,352,635

		9,715,936
HEALTH CARE – PRODUCTS – 2.64%
Baxter International Inc.	569,471	34,316,323
Becton, Dickinson and Co.(b)	207,558	16,305,757
C.R. Bard Inc.	81,456	8,524,370
Covidien PLC	359,830	21,381,099
Edwards Lifesciences Corp.(a)	120,263	12,912,638
Intuitive Surgical Inc.(a)(b)	41,561	20,598,878
Medtronic Inc.	690,103	29,757,241
St. Jude Medical Inc.	327,612	13,802,294
Stryker Corp.	300,926	16,749,541
Varian Medical Systems Inc.(a)(b)	114,865	6,928,657
Zimmer Holdings Inc.	181,607	12,280,265

		193,557,063
HEALTH CARE – SERVICES – 1.54%
Aetna Inc.	187,305	7,417,278
DaVita Inc.(a)	88,463	9,165,651
Humana Inc.	97,292	6,825,034
Laboratory Corp. of America Holdings(a)	99,635	9,213,249
Quest Diagnostics Inc.	165,630	10,505,911
UnitedHealth Group Inc.	1,074,960	59,563,534
WellPoint Inc.	172,141	9,985,899

		112,676,556
HOME BUILDERS – 0.03%
PulteGroup Inc.(a)	137,923	2,137,806

		2,137,806
HOUSEHOLD PRODUCTS & WARES – 0.57%
Clorox Co. (The)	94,106	6,780,337
Kimberly-Clark Corp.	410,863	35,243,828

		42,024,165
INSURANCE – 0.84%
Aflac Inc.	487,411	23,337,239
Aon PLC	224,627	11,745,746
Chubb Corp. (The)	158,073	12,057,808
Travelers Companies Inc. (The)	208,436	14,227,841

		61,368,634
INTERNET – 5.46%
Amazon.com Inc.(a)	376,344	95,711,806
eBay Inc.(a)	784,609	37,982,922
Expedia Inc.	61,459	3,554,788
F5 Networks Inc.(a)	82,093	8,595,137
Google Inc. Class A(a)	275,658	207,983,961
Netflix Inc.(a)(b)	57,229	3,115,547
Priceline.com Inc.(a)(b)	51,855	32,084,244
Symantec Corp.(a)	300,442	5,407,956

2	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
TripAdvisor Inc.(a)(b)	69,644	$2,293,377
VeriSign Inc.(a)	78,200	3,807,558

		400,537,296
IRON & STEEL – 0.08%
Cliffs Natural Resources Inc.	148,663	5,817,183

		5,817,183
LEISURE TIME – 0.06%
Harley-Davidson Inc.	97,369	4,125,525

		4,125,525
LODGING – 0.28%
Marriott International Inc. Class A	105,300	4,117,230
Starwood Hotels & Resorts Worldwide Inc.	119,069	6,901,239
Wynn Resorts Ltd.	82,411	9,513,526

		20,531,995
MACHINERY – 1.60%
Caterpillar Inc.	441,853	38,017,032
Cummins Inc.	138,199	12,743,330
Deere & Co.	407,511	33,615,582
Flowserve Corp.(b)	40,236	5,139,747
Joy Global Inc.	110,632	6,202,030
Rockwell Automation Inc.	147,227	10,239,638
Roper Industries Inc.	101,591	11,163,835

		117,121,194
MANUFACTURING – 1.65%
3M Co.	509,687	47,105,273
Cooper Industries PLC	99,401	7,461,039
Danaher Corp.	468,117	25,816,653
Dover Corp.	130,961	7,790,870
Illinois Tool Works Inc.	273,896	16,288,595
Pall Corp.	121,219	7,696,194
Parker Hannifin Corp.	101,307	8,467,239

		120,625,863
MEDIA – 1.52%
DIRECTV(a)(b)	653,466	34,280,826
Discovery Communications Inc. Series A(a)(b)	257,247	15,339,639
McGraw-Hill Companies Inc. (The)	168,773	9,213,318
Scripps Networks Interactive Inc. Class A	90,330	5,530,906
Time Warner Cable Inc.	216,786	20,607,677
Viacom Inc. Class B NVS	492,747	26,406,312

		111,378,678
METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	96,761	15,804,942

		15,804,942
MINING – 0.39%
Newmont Mining Corp.	516,355	28,921,044

		28,921,044

Security	Shares	Value
MISCELLANEOUS – MANUFACTURING – 0.05%
Pentair Ltd. Registered	89,407	$3,956,260

		3,956,260
OIL & GAS – 8.39%
Anadarko Petroleum Corp.	254,806	17,816,035
Apache Corp.	284,979	24,642,134
Cabot Oil & Gas Corp.	217,972	9,786,943
Chevron Corp.	1,102,602	128,519,289
Diamond Offshore Drilling Inc.	71,946	4,734,766
Ensco PLC Class A	77,630	4,235,493
EOG Resources Inc.	281,010	31,487,170
EQT Corp.	93,816	5,535,144
Exxon Mobil Corp.	3,074,202	281,135,773
Helmerich & Payne Inc.	110,173	5,245,337
Newfield Exploration Co.(a)	95,657	2,995,977
Noble Energy Inc.	116,350	10,786,808
Occidental Petroleum Corp.	606,851	52,225,597
Pioneer Natural Resources Co.	127,909	13,353,700
Range Resources Corp.	122,046	8,527,354
Southwestern Energy Co.(a)	363,282	12,634,948
WPX Energy Inc.(a)	112,623	1,868,416

		615,530,884
OIL & GAS SERVICES – 2.48%
Baker Hughes Inc.	275,187	12,446,708
Cameron International Corp.(a)	256,116	14,360,424
FMC Technologies Inc.(a)	247,938	11,479,530
Halliburton Co.	559,958	18,864,985
National Oilwell Varco Inc.	310,628	24,884,409
Schlumberger Ltd.	1,380,798	99,873,119

		181,909,175
PACKAGING & CONTAINERS – 0.05%
Ball Corp.	89,441	3,784,249

		3,784,249
PHARMACEUTICALS – 8.30%
Abbott Laboratories	1,632,984	111,957,383
Allergan Inc.	320,024	29,307,798
Bristol-Myers Squibb Co.	1,065,892	35,973,855
DENTSPLY International Inc.	88,997	3,394,346
Eli Lilly and Co.	743,930	35,269,721
Express Scripts Holding Co.(a)	843,903	52,887,401
Johnson & Johnson	2,868,914	197,696,864
Mead Johnson Nutrition Co. Class A	211,983	15,534,114
Merck & Co. Inc.	2,060,125	92,911,637
Mylan Inc.(a)(b)	421,434	10,282,990
Patterson Companies Inc.	45,012	1,541,211
Perrigo Co.	91,389	10,616,660
Watson Pharmaceuticals Inc.(a)	133,180	11,341,609

		608,715,589
PIPELINES – 0.48%
Kinder Morgan Inc.	284,281	10,097,661
ONEOK Inc.	128,464	6,206,096
Spectra Energy Corp.	305,189	8,960,349
Williams Companies Inc. (The)	279,585	9,777,087

		35,041,193

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.22%
American Tower Corp.	410,836	$29,329,582
Apartment Investment and Management Co. Class A(b)	64,074	1,665,283
AvalonBay Communities Inc.(b)	69,389	9,436,210
Boston Properties Inc.(b)	84,470	9,343,227
Equity Residential(b)	223,002	12,829,305
HCP Inc.(b)	196,042	8,719,948
Health Care REIT Inc.(b)	150,978	8,718,980
Plum Creek Timber Co. Inc.(b)	79,407	3,481,203
Prologis Inc.	177,787	6,227,879
Public Storage	106,767	14,858,763
Simon Property Group Inc.(b)	208,144	31,598,341
Ventas Inc.(b)	307,065	19,114,796
Vornado Realty Trust(b)	93,645	7,589,927

		162,913,444
RETAIL – 6.87%
AutoZone Inc.(a)	38,909	14,383,490
Bed Bath & Beyond Inc.(a)	241,439	15,210,657
Big Lots Inc.(a)(b)	40,178	1,188,465
Chipotle Mexican Grill Inc.(a)(b)	33,056	10,496,602
Costco Wholesale Corp.	265,521	26,585,290
Darden Restaurants Inc.	93,823	5,230,632
Dollar Tree Inc.(a)	239,539	11,563,745
Family Dollar Stores Inc.	100,611	6,670,509
Home Depot Inc. (The)	721,827	43,576,696
Kohl’s Corp.	145,596	7,457,427
Limited Brands Inc.	171,662	8,456,070
McDonald’s Corp.	1,049,199	96,264,008
Nordstrom Inc.	118,831	6,557,095
O’Reilly Automotive Inc.(a)(b)	123,442	10,322,220
Ross Stores Inc.	233,089	15,057,549
Starbucks Corp.	790,849	40,135,587
Target Corp.	415,963	26,401,172
Tiffany & Co.	123,590	7,647,749
TJX Companies Inc. (The)	766,377	34,326,026
Urban Outfitters Inc.(a)	87,537	3,287,890
Wal-Mart Stores Inc.	1,101,948	81,323,763
Yum! Brands Inc.	474,314	31,465,991

		503,608,633
SEMICONDUCTORS – 3.68%
Altera Corp.	332,753	11,308,611
Analog Devices Inc.	190,203	7,454,056
Broadcom Corp. Class A(a)	535,257	18,509,187
First Solar Inc.(a)(b)	60,593	1,341,832
Intel Corp.	2,655,052	60,216,579
KLA-Tencor Corp.	172,817	8,244,235
Lam Research Corp.(a)(b)	190,514	6,055,487
Linear Technology Corp.	156,394	4,981,149
LSI Corp.(a)	290,009	2,003,962
Microchip Technology Inc.	200,920	6,578,121
NVIDIA Corp.(a)	207,449	2,767,370
QUALCOMM Inc.	1,772,644	110,772,524
Teradyne Inc.(a)(b)	123,851	1,761,161
Texas Instruments Inc.	674,990	18,595,974
Xilinx Inc.	272,419	9,101,519

		269,691,767

Security	Shares	Value
SOFTWARE – 5.09%
Adobe Systems Inc.(a)(b)	234,860	$7,623,556
Akamai Technologies Inc.(a)(b)	183,596	7,024,383
Autodesk Inc.(a)	115,831	3,865,281
BMC Software Inc.(a)	115,037	4,772,885
Cerner Corp.(a)(b)	151,302	11,712,288
Citrix Systems Inc.(a)	194,477	14,891,104
Dun & Bradstreet Corp. (The)	46,936	3,737,044
Electronic Arts Inc.(a)	156,274	1,983,117
Fiserv Inc.(a)	141,547	10,478,724
Intuit Inc.	287,274	16,914,693
Microsoft Corp.	4,475,471	133,279,526
Oracle Corp.	3,963,238	124,802,365
Red Hat Inc.(a)(b)	201,397	11,467,545
Salesforce.com Inc.(a)(b)	133,115	20,325,329

		372,877,840
TELECOMMUNICATIONS – 1.35%
Crown Castle International Corp.(a)(b)	304,971	19,548,641
Juniper Networks Inc.(a)	360,454	6,167,368
Verizon Communications Inc.	1,600,866	72,951,464

		98,667,473
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	71,569	2,731,789
Mattel Inc.	158,627	5,628,086

		8,359,875
TRANSPORTATION – 2.10%
C.H. Robinson Worldwide Inc.	167,806	9,825,041
CSX Corp.	507,627	10,533,260
Expeditors International of Washington Inc.	156,224	5,680,305
Norfolk Southern Corp.	253,575	16,134,977
Union Pacific Corp.	492,710	58,484,677
United Parcel Service Inc. Class B	747,884	53,526,058

		154,184,318

TOTAL COMMON STOCKS (Cost: $5,728,248,425)		7,324,447,465

SHORT-TERM INVESTMENTS – 3.60%

MONEY MARKET FUNDS – 3.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	209,107,612	209,107,612
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	14,725,338	14,725,338

4	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	40,223,323	$40,223,323

		264,056,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,056,273)		264,056,273

TOTAL INVESTMENTS IN SECURITIES – 103.49%
(Cost: $5,992,304,698)		7,588,503,738

SHORT POSITIONS(f) – 0.00%

COMMON STOCKS – 0.00%
DeVry Inc.(a)	(32)	(728)

TOTAL SHORT POSITIONS (Proceeds: $728)		(728)

Other Assets, Less Liabilities – (3.49)%		(255,659,431)

NET ASSETS – 100.00%		$7,332,843,579

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(f)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc. (The)	334,895	$3,724,032
Omnicom Group Inc.	85,542	4,410,546

		8,134,578
AEROSPACE & DEFENSE – 1.33%
Boeing Co. (The)	196,953	13,711,868
General Dynamics Corp.	96,530	6,382,564
L-3 Communications Holdings Inc.	74,030	5,308,691
Northrop Grumman Corp.	189,333	12,577,391
Raytheon Co.	106,788	6,104,002
Rockwell Collins Inc.	29,104	1,561,139
United Technologies Corp.	179,915	14,085,545

		59,731,200
AGRICULTURE – 1.27%
Altria Group Inc.	1,043,021	34,826,471
Archer-Daniels-Midland Co.	504,565	13,714,077
Lorillard Inc.	32,009	3,727,448
Reynolds American Inc.	113,041	4,899,197

		57,167,193
AIRLINES – 0.11%
Southwest Airlines Co.	569,881	4,997,856

		4,997,856
AUTO MANUFACTURERS – 0.88%
Ford Motor Co.	2,921,837	28,809,313
PACCAR Inc.	271,063	10,849,296

		39,658,609
AUTO PARTS & EQUIPMENT – 0.40%
BorgWarner Inc.(a)	19,986	1,381,233
Goodyear Tire & Rubber Co. (The)(a)(b)	186,855	2,277,762
Johnson Controls Inc.	524,046	14,358,860

		18,017,855
BANKS – 14.99%
Bank of America Corp.	8,253,759	72,880,692
Bank of New York Mellon Corp. (The)	904,783	20,466,191
BB&T Corp.	535,523	17,757,943
Capital One Financial Corp.	445,016	25,370,362
Citigroup Inc.	2,245,539	73,474,036
Comerica Inc.	148,291	4,604,436
Fifth Third Bancorp	703,857	10,916,822
First Horizon National Corp.	189,538	1,825,251
Goldman Sachs Group Inc. (The)	345,183	39,240,403
Huntington Bancshares Inc.	658,162	4,541,318
J.P. Morgan Chase & Co.	2,909,326	117,769,517
KeyCorp	722,931	6,318,417
M&T Bank Corp.	92,244	8,777,939

Security	Shares	Value
Morgan Stanley	1,059,463	$17,735,411
Northern Trust Corp.	167,715	7,784,492
PNC Financial Services Group Inc. (The)(c)	405,471	25,585,220
Regions Financial Corp.	1,082,995	7,808,394
State Street Corp.	367,014	15,399,907
SunTrust Banks Inc.	412,590	11,663,919
U.S. Bancorp	1,451,381	49,782,368
Wells Fargo & Co.	3,762,096	129,905,175
Zions Bancorp	140,841	2,909,071

		672,517,284
BEVERAGES – 0.58%
Beam Inc.	121,407	6,985,759
Coca-Cola Enterprises Inc.	212,277	6,637,902
Constellation Brands Inc. Class A(a)	112,758	3,647,721
Dr Pepper Snapple Group Inc.	77,369	3,445,241
Molson Coors Brewing Co. Class B NVS	119,255	5,372,438

		26,089,061
BUILDING MATERIALS – 0.06%
Masco Corp.	188,515	2,837,151

		2,837,151
CHEMICALS – 1.29%
Air Products and Chemicals Inc.	55,094	4,556,274
Airgas Inc.	14,176	1,166,685
Dow Chemical Co. (The)	917,837	26,580,559
E.I. du Pont de Nemours and Co.	228,157	11,469,452
Eastman Chemical Co.	60,796	3,465,980
LyondellBasell Industries NV Class A	116,891	6,038,589
Mosaic Co. (The)	78,480	4,521,233

		57,798,772
COAL – 0.06%
Alpha Natural Resources Inc.(a)(b)	166,836	1,096,113
CONSOL Energy Inc.	48,429	1,455,291

		2,551,404
COMMERCIAL SERVICES – 0.71%
Equifax Inc.	42,028	1,957,664
H&R Block Inc.	207,287	3,592,284
Iron Mountain Inc.	56,414	1,924,281
Moody’s Corp.	69,363	3,063,764
Paychex Inc.	121,246	4,036,279
Quanta Services Inc.(a)	162,977	4,025,532
R.R. Donnelley & Sons Co.(b)	137,069	1,452,931
Robert Half International Inc.	70,222	1,870,012
SAIC Inc.	218,191	2,627,020
Total System Services Inc.	123,508	2,927,140
Western Union Co.	244,312	4,451,365

		31,928,272
COMPUTERS – 1.81%
Accenture PLC Class A	121,622	8,517,189
Computer Sciences Corp.	119,010	3,833,312
Dell Inc.	1,116,566	11,009,341
EMC Corp.(a)(b)	723,554	19,731,318

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Hewlett-Packard Co.	1,506,004	$25,692,428
Seagate Technology PLC	195,054	6,046,674
Western Digital Corp.(b)	170,535	6,604,820

		81,435,082

COSMETICS & PERSONAL CARE – 0.93%
Avon Products Inc.	330,968	5,278,940
Procter & Gamble Co. (The)	527,195	36,566,245

		41,845,185

DISTRIBUTION & WHOLESALE – 0.11%
Fastenal Co.	59,738	2,568,137
Genuine Parts Co.	35,505	2,166,870

		4,735,007

DIVERSIFIED FINANCIAL SERVICES – 2.06%
American Express Co.	302,150	17,180,249
Ameriprise Financial Inc.	161,573	9,159,573
Charles Schwab Corp. (The)	839,929	10,742,692
CME Group Inc.	234,394	13,430,776
Discover Financial Services	394,426	15,670,545
E*TRADE Financial Corp.(a)(b)	195,548	1,722,778
Federated Investors Inc. Class B(b)	71,234	1,473,832
Invesco Ltd.(b)	341,376	8,530,986
Legg Mason Inc.	91,774	2,264,982
NASDAQ OMX Group Inc. (The)	90,024	2,097,109
NYSE Euronext Inc.	188,675	4,650,839
SLM Corp.	359,832	5,656,559

		92,580,920

ELECTRIC – 5.72%
AES Corp. (The)(a)	476,344	5,225,494
Ameren Corp.	185,984	6,076,097
American Electric Power Co. Inc.	371,310	16,315,361
CMS Energy Corp.	202,820	4,776,411
Consolidated Edison Inc.	105,336	6,308,573
Dominion Resources Inc.	131,582	6,965,951
DTE Energy Co.	131,557	7,885,526
Duke Energy Corp.	539,096	34,933,421
Edison International	249,639	11,406,006
Entergy Corp.	135,762	9,408,307
Exelon Corp.	653,572	23,254,092
FirstEnergy Corp.	320,354	14,127,611
Integrys Energy Group Inc.	59,452	3,103,394
NextEra Energy Inc.	135,905	9,558,199
Northeast Utilities	240,490	9,193,933
NRG Energy Inc.	174,546	3,733,539
Pepco Holdings Inc.	176,068	3,327,685
PG&E Corp.	326,622	13,936,961
Pinnacle West Capital Corp.	83,815	4,425,432
PPL Corp.	444,774	12,920,685
Public Service Enterprise Group Inc.	387,469	12,468,752
SCANA Corp.	100,499	4,851,087
Southern Co. (The)	274,498	12,651,613
TECO Energy Inc.	155,651	2,761,249
Wisconsin Energy Corp.	176,681	6,655,573
Xcel Energy Inc.	373,451	10,348,327

		256,619,279

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.24%
Emerson Electric Co.	161,785	$7,809,362
Molex Inc.	105,300	2,767,284

		10,576,646

ELECTRONICS – 1.33%
Agilent Technologies Inc.	79,978	3,075,154
FLIR Systems Inc.	26,542	530,177
Honeywell International Inc.	221,239	13,219,030
Jabil Circuit Inc.	142,663	2,670,651
PerkinElmer Inc.	87,170	2,568,900
TE Connectivity Ltd.	327,786	11,148,002
Thermo Fisher Scientific Inc.	112,086	6,594,019
Tyco International Ltd.	352,275	19,818,992

		59,624,925

ENGINEERING & CONSTRUCTION – 0.15%
Fluor Corp.	52,226	2,939,279
Jacobs Engineering Group Inc.(a)(b)	99,244	4,012,435

		6,951,714

ENTERTAINMENT – 0.06%
International Game Technology	204,107	2,671,761

		2,671,761

ENVIRONMENTAL CONTROL – 0.38%
Republic Services Inc.	229,520	6,314,095
Waste Management Inc.	333,628	10,702,786

		17,016,881

FOOD – 1.98%
Campbell Soup Co.	61,596	2,144,773
ConAgra Foods Inc.	311,382	8,591,029
Dean Foods Co.(a)	141,024	2,305,742
General Mills Inc.	163,898	6,531,335
H.J. Heinz Co.	58,827	3,291,371
Hormel Foods Corp.	56,638	1,656,095
J.M. Smucker Co. (The)	35,170	3,036,226
Kraft Foods Inc. Class A	625,185	25,851,400
Kroger Co. (The)	417,599	9,830,281
McCormick & Co. Inc. NVS	28,278	1,754,367
Safeway Inc.(b)	183,175	2,947,286
Sysco Corp.	449,516	14,056,365
Tyson Foods Inc. Class A	221,446	3,547,565
Whole Foods Market Inc.	32,774	3,192,188

		88,736,023

FOREST PRODUCTS & PAPER – 0.36%
International Paper Co.	335,236	12,175,771
MeadWestvaco Corp.	132,761	4,062,487

		16,238,258

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
GAS – 0.61%
AGL Resources Inc.	89,988	$3,681,409
CenterPoint Energy Inc.	327,781	6,981,736
NiSource Inc.	218,286	5,561,927
Sempra Energy	172,133	11,100,857

		27,325,929

HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	20,667	1,485,337
Stanley Black & Decker Inc.	57,943	4,418,154

		5,903,491

HEALTH CARE – PRODUCTS – 0.74%
Boston Scientific Corp.(a)	1,088,686	6,249,058
CareFusion Corp.(a)(b)	169,919	4,824,000
Covidien PLC	103,020	6,121,448
Hospira Inc.(a)(b)	126,329	4,146,118
Medtronic Inc.	273,502	11,793,406

		33,134,030

HEALTH CARE – SERVICES – 0.72%
Aetna Inc.	117,870	4,667,652
Cigna Corp.	220,980	10,423,626
Coventry Health Care Inc.	102,524	4,274,225
Humana Inc.	52,018	3,649,063
Tenet Healthcare Corp.(a)(b)	316,795	1,986,305
WellPoint Inc.	122,092	7,082,557

		32,083,428

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Leucadia National Corp.	151,709	3,451,380

		3,451,380

HOME BUILDERS – 0.25%
D.R. Horton Inc.	213,030	4,396,939
Lennar Corp. Class A(b)	124,618	4,332,968
PulteGroup Inc.(a)	157,457	2,440,584

		11,170,491

HOME FURNISHINGS – 0.16%
Harman International Industries Inc.	51,311	2,368,516
Whirlpool Corp.	59,382	4,923,361

		7,291,877

HOUSEHOLD PRODUCTS & WARES – 0.10%
Avery Dennison Corp.	78,002	2,482,024
Clorox Co. (The)	29,660	2,137,003

		4,619,027

HOUSEWARES – 0.09%
Newell Rubbermaid Inc.	221,304	4,224,693

		4,224,693

INSURANCE – 7.31%
ACE Ltd.	259,666	19,630,750
Allstate Corp. (The)	371,472	14,714,006

Security	Shares	Value
American International Group Inc.(a)	892,963	$29,280,257
Aon PLC	81,554	4,264,459
Assurant Inc.	61,899	2,308,833
Berkshire Hathaway Inc. Class B(a)(b)	1,404,330	123,861,906
Chubb Corp. (The)	87,515	6,675,644
Cincinnati Financial Corp.	112,143	4,249,098
Genworth Financial Inc. Class A(a)	374,991	1,961,203
Hartford Financial Services Group Inc. (The)	333,956	6,492,105
Lincoln National Corp.	213,830	5,172,548
Loews Corp.	239,347	9,875,457
Marsh & McLennan Companies Inc.	416,894	14,145,213
MetLife Inc.	813,703	28,040,205
Principal Financial Group Inc.	212,808	5,733,047
Progressive Corp. (The)	429,636	8,910,651
Prudential Financial Inc.	356,989	19,459,470
Torchmark Corp.	73,083	3,752,812
Travelers Companies Inc. (The)	141,615	9,666,640
Unum Group	214,283	4,118,519
XL Group PLC	234,233	5,628,619

		327,941,442

INTERNET – 0.87%
eBay Inc.(a)	310,951	15,053,138
Expedia Inc.	26,190	1,514,830
Symantec Corp.(a)(b)	318,126	5,726,268
TripAdvisor Inc.(a)(b)	32,801	1,080,137
VeriSign Inc.(a)	62,205	3,028,761
Yahoo! Inc.(a)	798,922	12,762,779

		39,165,913

IRON & STEEL – 0.31%
Allegheny Technologies Inc.	81,924	2,613,376
Nucor Corp.	243,479	9,315,506
United States Steel Corp.(b)	110,082	2,099,264

		14,028,146

LEISURE TIME – 0.38%
Carnival Corp.	342,622	12,485,146
Harley-Davidson Inc.	103,091	4,367,965

		16,853,111

LODGING – 0.31%
Marriott International Inc. Class A	115,844	4,529,500
Starwood Hotels & Resorts Worldwide Inc.	63,203	3,663,246
Wyndham Worldwide Corp.	109,020	5,721,370

		13,914,116

MACHINERY – 0.51%
Caterpillar Inc.	175,185	15,072,917
Cummins Inc.	33,888	3,124,813
Flowserve Corp.(b)	9,295	1,187,343
Xylem Inc.	141,802	3,566,320

		22,951,393

MANUFACTURING – 5.51%
3M Co.	112,054	10,356,031
Cooper Industries PLC	48,867	3,667,957

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Danaher Corp.	102,936	$5,676,920
Dover Corp.	43,311	2,576,571
Eaton Corp.	258,765	12,229,234
General Electric Co.	8,086,561	183,645,800
Illinois Tool Works Inc.	129,021	7,672,879
Ingersoll-Rand PLC	219,791	9,851,033
Leggett & Platt Inc.	107,463	2,691,948
Parker Hannifin Corp.	39,988	3,342,197
Textron Inc.	215,305	5,634,532

		247,345,102

MEDIA – 5.62%
Cablevision NY Group Class A	164,417	2,606,009
CBS Corp. Class B NVS	456,135	16,571,385
Comcast Corp. Class A	2,049,370	73,305,965
Gannett Co. Inc.	177,148	3,144,377
McGraw-Hill Companies Inc. (The)	90,102	4,918,668
News Corp. Class A NVS	1,559,414	38,252,425
Time Warner Cable Inc.	75,195	7,148,037
Time Warner Inc.	726,723	32,942,354
Walt Disney Co. (The)	1,374,167	71,841,451
Washington Post Co. (The) Class B(b)	3,443	1,249,912

		251,980,583

METAL FABRICATE & HARDWARE – 0.15%
Precision Castparts Corp.	40,120	6,553,201

		6,553,201

MINING – 0.92%
Alcoa Inc.	818,370	7,242,574
Freeport-McMoRan Copper & Gold Inc.	727,108	28,778,935
Titanium Metals Corp.	56,978	731,028
Vulcan Materials Co.	99,204	4,692,349

		41,444,886

MISCELLANEOUS – MANUFACTURING – 0.01%
Pentair Ltd. Registered	10,174	450,200

		450,200

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.(b)	153,089	2,115,690
Xerox Corp.	1,002,183	7,356,023

		9,471,713

OIL & GAS – 9.95%
Anadarko Petroleum Corp.	195,279	13,653,908
Apache Corp.	89,935	7,776,679
Chesapeake Energy Corp.	397,914	7,508,637
Chevron Corp.	691,084	80,552,751
ConocoPhillips	930,087	53,182,375
Denbury Resources Inc.(a)(b)	299,608	4,841,665
Devon Energy Corp.	288,248	17,439,004
Ensco PLC Class A	120,928	6,597,832
EQT Corp.	45,733	2,698,247
Exxon Mobil Corp.	1,272,435	116,364,181
Hess Corp.	227,675	12,230,701
Marathon Oil Corp.	540,152	15,972,295

Security	Shares	Value
Marathon Petroleum Corp.	259,166	$14,147,872
Murphy Oil Corp.	141,465	7,595,256
Nabors Industries Ltd.(a)(b)	221,756	3,111,237
Newfield Exploration Co.(a)	33,402	1,046,151
Noble Corp.(a)	193,644	6,928,582
Noble Energy Inc.	50,364	4,669,246
Occidental Petroleum Corp.	173,696	14,948,278
Phillips 66	480,162	22,265,112
QEP Resources Inc.	136,243	4,313,453
Range Resources Corp.	34,743	2,427,493
Rowan Companies PLC(a)(b)	94,847	3,202,983
Sunoco Inc.	80,228	3,757,077
Tesoro Corp.	106,962	4,481,708
Valero Energy Corp.	422,661	13,389,900
WPX Energy Inc.(a)(b)	69,323	1,150,069

		446,252,692

OIL & GAS SERVICES – 0.53%
Baker Hughes Inc.	134,772	6,095,738
Halliburton Co.	298,543	10,057,914
National Oilwell Varco Inc.	98,003	7,851,020

		24,004,672

PACKAGING & CONTAINERS – 0.20%
Ball Corp.	51,820	2,192,504
Bemis Co. Inc.	78,901	2,483,014
Owens-Illinois Inc.(a)	126,052	2,364,736
Sealed Air Corp.	133,391	2,062,225

		9,102,479

PHARMACEUTICALS – 5.56%
AmerisourceBergen Corp.	192,894	7,466,927
Bristol-Myers Squibb Co.	501,504	16,925,760
Cardinal Health Inc.	261,350	10,184,810
DENTSPLY International Inc.	43,129	1,644,940
Eli Lilly and Co.	234,544	11,119,731
Forest Laboratories Inc.(a)(b)	179,294	6,384,659
McKesson Corp.	180,766	15,551,299
Merck & Co. Inc.	816,260	36,813,326
Patterson Companies Inc.	31,933	1,093,386
Pfizer Inc.	5,720,144	142,145,578

		249,330,416

PIPELINES – 0.64%
Kinder Morgan Inc.	227,274	8,072,773
ONEOK Inc.	62,543	3,021,452
Spectra Energy Corp.	275,237	8,080,958
Williams Companies Inc. (The)	273,687	9,570,835

		28,746,018

REAL ESTATE – 0.10%
CBRE Group Inc. Class A(a)(b)	231,546	4,262,762

		4,262,762

REAL ESTATE INVESTMENT TRUSTS – 1.91%
Apartment Investment and Management Co. Class A(b)	64,866	1,685,867
AvalonBay Communities Inc.	22,929	3,118,115

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Boston Properties Inc.(b)	53,153	$5,879,253
Equity Residential	66,824	3,844,385
HCP Inc.(b)	184,254	8,195,618
Health Care REIT Inc.	83,824	4,840,836
Host Hotels & Resorts Inc.	554,183	8,894,637
Kimco Realty Corp.(b)	312,018	6,324,605
Plum Creek Timber Co. Inc.(b)	65,476	2,870,468
Prologis Inc.(b)	222,617	7,798,273
Public Storage(b)	31,935	4,444,394
Simon Property Group Inc.	78,943	11,984,337
Vornado Realty Trust	60,971	4,941,699
Weyerhaeuser Co.	411,890	10,766,805

		85,589,292

RETAIL – 5.55%
Abercrombie & Fitch Co. Class A	63,033	2,138,079
AutoNation Inc.(a)(b)	29,643	1,294,510
Best Buy Co. Inc.	203,703	3,501,655
Big Lots Inc.(a)(b)	15,916	470,795
CarMax Inc.(a)(b)	174,888	4,949,330
Costco Wholesale Corp.	135,829	13,599,879
CVS Caremark Corp.	974,434	47,182,094
Darden Restaurants Inc.	29,273	1,631,970
GameStop Corp. Class A(b)	94,146	1,977,066
Gap Inc. (The)	228,702	8,182,958
Home Depot Inc. (The)	623,500	37,640,695
J.C. Penney Co. Inc.(b)	108,556	2,636,825
Kohl’s Corp.	57,781	2,959,543
Limited Brands Inc.	56,563	2,786,293
Lowe’s Companies Inc.	873,775	26,422,956
Macy’s Inc.	308,542	11,607,350
Nordstrom Inc.	29,046	1,602,758
Staples Inc.	523,319	6,028,635
Target Corp.	195,784	12,426,411
Urban Outfitters Inc.(a)(b)	19,218	721,828
Wal-Mart Stores Inc.	476,138	35,138,984
Walgreen Co.	656,595	23,926,322

		248,826,936

SAVINGS & LOANS – 0.14%
Hudson City Bancorp Inc.	363,568	2,894,002
People’s United Financial Inc.	268,823	3,263,511

		6,157,513

SEMICONDUCTORS – 1.82%
Advanced Micro Devices Inc.(a)(b)	462,098	1,557,270
Analog Devices Inc.	89,207	3,496,022
Applied Materials Inc.	948,431	10,589,232
Intel Corp.	1,877,202	42,574,941
Linear Technology Corp.	61,448	1,957,119
LSI Corp.(a)(b)	214,115	1,479,535
Micron Technology Inc.(a)(b)	779,088	4,662,842
NVIDIA Corp.(a)(b)	322,931	4,307,900
Teradyne Inc.(a)(b)	52,047	740,108
Texas Instruments Inc.	374,917	10,328,963

		81,693,932

SOFTWARE – 2.21%
Adobe Systems Inc.(a)(b)	203,832	6,616,387

Security	Shares	Value
Autodesk Inc.(a)	88,248	$2,944,836
BMC Software Inc.(a)	27,771	1,152,219
CA Inc.	262,593	6,765,708
Electronic Arts Inc.(a)	125,948	1,598,280
Fidelity National Information Services Inc.	191,956	5,992,866
Microsoft Corp.	2,484,646	73,992,758

		99,063,054

TELECOMMUNICATIONS – 8.20%
AT&T Inc.	4,417,983	166,557,959
CenturyLink Inc.	476,982	19,270,073
Cisco Systems Inc.	4,051,655	77,346,094
Corning Inc.	1,140,937	15,003,322
Frontier Communications Corp.(b)	764,716	3,747,108
Harris Corp.	86,816	4,446,715
JDS Uniphase Corp.(a)	177,018	2,192,368
Juniper Networks Inc.(a)(b)	136,777	2,340,254
MetroPCS Communications Inc.(a)(b)	240,974	2,821,806
Motorola Solutions Inc.	219,405	11,090,923
Sprint Nextel Corp.(a)(b)	2,298,822	12,689,497
Verizon Communications Inc.	1,003,680	45,737,698
Windstream Corp.(b)	450,208	4,551,603

		367,795,420

TEXTILES – 0.08%
Cintas Corp.	82,111	3,403,501

		3,403,501

TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	36,060	1,376,410
Mattel Inc.	143,603	5,095,035

		6,471,445

TRANSPORTATION – 0.77%
CSX Corp.	422,522	8,767,332
Expeditors International of Washington Inc.	46,924	1,706,157
FedEx Corp.	223,795	18,937,533
Norfolk Southern Corp.	58,615	3,729,672
Ryder System Inc.	38,858	1,517,793

		34,658,487

TOTAL COMMON STOCKS (Cost: $4,204,346,872)		4,477,123,687

SHORT-TERM INVESTMENTS – 2.86%

MONEY MARKET FUNDS – 2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	91,041,455	91,041,455
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	6,411,130	6,411,130
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	30,808,447	30,808,447

		128,261,032

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,261,032)		$128,261,032

TOTAL INVESTMENTS IN SECURITIES – 102.64%
(Cost: $4,332,607,904)		4,605,384,719

SHORT POSITIONS(f) – (0.04)%
ADT Corp. (The)(a)	(42,269)	(1,521,544)

Other Assets, Less Liabilities – (2.60)%		(116,839,077)

NET ASSETS – 100.00%		$4,487,024,098

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(f)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.06%

ADVERTISING – 0.16%
Lamar Advertising Co. Class A(a)	131,298	$4,865,904

		4,865,904

AEROSPACE & DEFENSE – 1.26%
Alliant Techsystems Inc.	85,828	4,300,841
BE Aerospace Inc.(a)	328,476	13,828,840
Esterline Technologies Corp.(a)	84,228	4,728,560
Triumph Group Inc.	258,559	16,167,694

		39,025,935

AIRLINES – 0.41%
Alaska Air Group Inc.(a)	364,602	12,782,946

		12,782,946

APPAREL – 1.76%
Carter’s Inc.(a)	262,633	14,140,161
Deckers Outdoor Corp.(a)(b)	191,895	7,031,033
Under Armour Inc. Class A(a)	399,374	22,297,050
Warnaco Group Inc. (The)(a)	210,974	10,949,551

		54,417,795

BANKS – 1.78%
Bank of Hawaii Corp.	117,327	5,352,458
Commerce Bancshares Inc.	162,047	6,535,356
Cullen/Frost Bankers Inc.	178,136	10,230,350
Prosperity Bancshares Inc.	129,418	5,515,795
Signature Bank(a)(b)	242,689	16,279,578
SVB Financial Group(a)	112,781	6,818,739
Westamerica Bancorp	89,702	4,220,479

		54,952,755

BEVERAGES – 0.51%
Green Mountain Coffee Roasters Inc.(a)(b)	668,297	15,872,054

		15,872,054

BIOTECHNOLOGY – 3.94%
Bio-Rad Laboratories Inc. Class A(a)	104,082	11,107,631
Charles River Laboratories International Inc.(a)	116,528	4,614,509
Regeneron Pharmaceuticals Inc.(a)	387,301	59,125,371
United Therapeutics Corp.(a)(b)	249,037	13,916,187
Vertex Pharmaceuticals Inc.(a)	591,303	33,083,403

		121,847,101

BUILDING MATERIALS – 0.58%
Fortune Brands Home & Security Inc.(a)	283,133	7,647,422
Martin Marietta Materials Inc.	123,493	10,233,865

		17,881,287

Security	Shares	Value
CHEMICALS – 2.07%
Albemarle Corp.	462,439	$24,361,287
Intrepid Potash Inc.(a)(b)	276,860	5,946,953
Minerals Technologies Inc.	61,499	4,362,124
NewMarket Corp.	55,544	13,690,485
Sensient Technologies Corp.	146,723	5,393,537
Valspar Corp. (The)	183,617	10,300,914

		64,055,300

COMMERCIAL SERVICES – 5.71%
Aaron’s Inc.	208,163	5,789,013
Alliance Data Systems Corp.(a)(b)	257,989	36,621,538
Corporate Executive Board Co. (The)	96,968	5,200,394
DeVry Inc.	297,571	6,772,716
FTI Consulting Inc.(a)(b)	217,233	5,795,776
Gartner Inc.(a)	482,676	22,246,537
Global Payments Inc.	408,582	17,090,985
HMS Holdings Corp.(a)(b)	447,153	14,948,325
ITT Educational Services Inc.(a)(b)	80,998	2,610,565
Lender Processing Services Inc.	249,040	6,945,726
Matthews International Corp. Class A	73,627	2,195,557
Rollins Inc.	221,530	5,181,587
SEI Investments Co.	238,460	5,114,967
Sotheby’s	136,558	4,301,577
Strayer Education Inc.(b)	61,082	3,930,627
Towers Watson & Co. Class A	222,246	11,790,150
United Rentals Inc.(a)(b)	187,370	6,128,873
Wright Express Corp.(a)	200,074	13,949,159

		176,614,072

COMPUTERS – 2.43%
Cadence Design Systems Inc.(a)	482,932	6,212,920
Jack Henry & Associates Inc.	446,037	16,904,802
MICROS Systems Inc.(a)	414,345	20,352,627
Riverbed Technology Inc.(a)(b)	798,709	18,585,959
Synopsys Inc.(a)	393,916	13,007,106

		75,063,414

DISTRIBUTION & WHOLESALE – 1.30%
LKQ Corp.(a)	1,533,987	28,378,760
Watsco Inc.	153,590	11,640,586

		40,019,346

DIVERSIFIED FINANCIAL SERVICES – 1.51%
Affiliated Managers Group Inc.(a)	132,958	16,353,834
CBOE Holdings Inc.	306,625	9,020,907
Eaton Vance Corp.	333,529	9,659,000
Greenhill & Co. Inc.(b)	58,263	3,015,110
Waddell & Reed Financial Inc. Class A	266,432	8,730,977

		46,779,828

ELECTRIC – 2.03%
Alliant Energy Corp.	270,269	11,726,972
Black Hills Corp.	138,894	4,940,460
Cleco Corp.	172,411	7,237,814
IDACORP Inc.	150,237	6,500,755

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
National Fuel Gas Co.	250,259	$13,523,996
OGE Energy Corp.	341,379	18,932,879

		62,862,876

ELECTRICAL COMPONENTS & EQUIPMENT – 2.67%
Acuity Brands Inc.	122,400	7,746,696
AMETEK Inc.	1,253,930	44,451,819
Energizer Holdings Inc.	186,756	13,933,865
Hubbell Inc. Class B	204,649	16,523,360

		82,655,740

ELECTRONICS – 2.89%
Gentex Corp.	748,755	12,736,323
Mettler-Toledo International Inc.(a)(b)	160,321	27,373,208
National Instruments Corp.	297,396	7,485,457
Trimble Navigation Ltd.(a)	649,723	30,965,798
Woodward Inc.	313,291	10,645,628

		89,206,414

ENTERTAINMENT – 0.46%
Bally Technologies Inc.(a)(b)	120,215	5,937,419
Cinemark Holdings Inc.	332,222	7,451,739
Scientific Games Corp. Class A(a)	100,258	829,134

		14,218,292

ENVIRONMENTAL CONTROL – 0.91%
Clean Harbors Inc.(a)(b)	245,964	12,015,341
Mine Safety Appliances Co.	76,825	2,863,268
Waste Connections Inc.	438,991	13,279,478

		28,158,087

FOOD – 1.76%
Flowers Foods Inc.	304,315	6,141,077
Hillshire Brands Co.	226,916	6,076,810
Ingredion Inc.	393,581	21,709,928
Lancaster Colony Corp.	100,347	7,350,418
Post Holdings Inc.(a)(b)	75,929	2,282,426
Ralcorp Holdings Inc.(a)	128,095	9,350,935
Tootsie Roll Industries Inc.(b)	52,425	1,414,426

		54,326,020

FOREST PRODUCTS & PAPER – 0.25%
Domtar Corp.	96,686	7,569,547

		7,569,547

GAS – 0.35%
Questar Corp.	271,611	5,521,852
WGL Holdings Inc.	132,825	5,346,206

		10,868,058

HAND & MACHINE TOOLS – 0.56%
Lincoln Electric Holdings Inc.	224,313	8,759,423
Regal Beloit Corp.	120,996	8,527,798

		17,287,221

Security	Shares	Value
HEALTH CARE – PRODUCTS – 5.88%
Cooper Companies Inc. (The)	247,446	$23,373,749
Henry Schein Inc.(a)	457,641	36,277,202
Hill-Rom Holdings Inc.	169,905	4,937,439
Hologic Inc.(a)	781,344	15,814,403
IDEXX Laboratories Inc.(a)(b)	284,447	28,259,809
Masimo Corp.(a)	191,364	4,627,181
ResMed Inc.(b)	733,936	29,702,390
Steris Corp.	152,864	5,422,086
TECHNE Corp.	179,255	12,895,605
Teleflex Inc.	143,964	9,910,482
Thoratec Corp.(a)	304,723	10,543,416

		181,763,762

HEALTH CARE – SERVICES – 2.23%
AMERIGROUP Corp.(a)(b)	252,051	23,045,023
Covance Inc.(a)	284,451	13,281,017
MEDNAX Inc.(a)(b)	256,784	19,117,569
Universal Health Services Inc. Class B	292,202	13,362,397

		68,806,006

HOME FURNISHINGS – 0.30%
Tempur-Pedic International Inc.(a)	308,631	9,224,981

		9,224,981

HOUSEHOLD PRODUCTS & WARES – 2.28%
Church & Dwight Co. Inc.	719,802	38,862,110
Jarden Corp.	194,366	10,270,299
Scotts Miracle-Gro Co. (The) Class A	133,728	5,813,156
Tupperware Brands Corp.	288,167	15,442,870

		70,388,435

INSURANCE – 1.00%
Alleghany Corp.(a)	36,833	12,705,175
Arthur J. Gallagher & Co.	332,113	11,896,288
Brown & Brown Inc.	243,592	6,350,443

		30,951,906

INTERNET – 3.71%
Equinix Inc.(a)(b)	249,115	51,330,146
Rackspace Hosting Inc.(a)(b)	560,841	37,065,981
TIBCO Software Inc.(a)	795,486	24,047,542
ValueClick Inc.(a)(b)	131,832	2,266,192

		114,709,861

IRON & STEEL – 0.25%
Carpenter Technology Corp.	146,508	7,665,299

		7,665,299

LEISURE TIME – 1.17%
Life Time Fitness Inc.(a)(b)	207,251	9,479,661
Polaris Industries Inc.	329,121	26,616,015

		36,095,676

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
MACHINERY – 2.55%
Gardner Denver Inc.	253,556	$15,317,318
Graco Inc.	200,641	10,088,230
IDEX Corp.	266,879	11,147,536
Nordson Corp.	210,020	12,311,372
Wabtec Corp.	247,784	19,894,577
Zebra Technologies Corp. Class A(a)	267,254	10,032,715

		78,791,748

MANUFACTURING – 2.42%
AptarGroup Inc.	343,899	17,783,017
Carlisle Companies Inc.	145,956	7,578,036
CLARCOR Inc.	186,361	8,317,291
Crane Co.	184,646	7,372,915
Donaldson Co. Inc.	707,818	24,568,363
SPX Corp.	141,924	9,283,249

		74,902,871

MEDIA – 1.08%
AMC Networks Inc. Class A(a)	115,451	5,024,428
FactSet Research Systems Inc.	211,314	20,374,896
John Wiley & Sons Inc. Class A	174,750	8,029,762

		33,429,086

METAL FABRICATE & HARDWARE – 0.52%
Valmont Industries Inc.	121,222	15,940,693

		15,940,693

MINING – 1.40%
Compass Minerals International Inc.	171,492	12,791,588
Royal Gold Inc.	304,314	30,388,796

		43,180,384

OIL & GAS – 3.25%
Atwood Oceanics Inc.(a)	203,451	9,246,848
Bill Barrett Corp.(a)(b)	248,992	6,167,532
Cimarex Energy Co.	444,383	26,018,625
Energen Corp.	261,499	13,705,163
Northern Oil and Gas Inc.(a)	306,514	5,207,673
Plains Exploration & Production Co.(a)	233,952	8,766,181
Rosetta Resources Inc.(a)(b)	273,919	13,120,720
SM Energy Co.	337,385	18,255,902

		100,488,644

OIL & GAS SERVICES – 3.34%
CARBO Ceramics Inc.(b)	101,345	6,376,627
Dresser-Rand Group Inc.(a)	390,867	21,540,680
Dril-Quip Inc.(a)	188,422	13,543,773
Helix Energy Solutions Group Inc.(a)	131,966	2,411,019
Oceaneering International Inc.	557,930	30,825,633
Oil States International Inc.(a)	282,833	22,473,910
Superior Energy Services Inc.(a)	300,019	6,156,390

		103,328,032

Security	Shares	Value
PACKAGING & CONTAINERS – 1.33%
Packaging Corp. of America	217,842	$7,907,665
Rock-Tenn Co. Class A	365,691	26,395,576
Silgan Holdings Inc.	157,981	6,873,753

		41,176,994

PHARMACEUTICALS – 1.05%
Endo Health Solutions Inc.(a)	603,756	19,151,140
Medicis Pharmaceutical Corp. Class A	309,500	13,392,065

		32,543,205

REAL ESTATE – 0.09%
Alexander & Baldwin Inc.(a)	91,519	2,702,556

		2,702,556

REAL ESTATE INVESTMENT TRUSTS – 9.81%
Alexandria Real Estate Equities Inc.	178,825	13,147,214
American Campus Communities Inc.	304,896	13,378,836
BRE Properties Inc. Class A	242,669	11,378,749
Camden Property Trust	293,562	18,931,813
Essex Property Trust Inc.(b)	188,200	27,898,768
Federal Realty Investment Trust	331,435	34,900,106
Highwoods Properties Inc.(b)	160,539	5,236,782
Home Properties Inc.	258,398	15,832,045
Liberty Property Trust	243,599	8,828,028
Macerich Co. (The)	343,807	19,676,075
National Retail Properties Inc.(b)	269,084	8,207,062
Omega Healthcare Investors Inc.	247,881	5,634,335
Potlatch Corp.	83,277	3,112,062
Rayonier Inc.(b)	437,614	21,447,462
Realty Income Corp.(b)	421,539	17,236,730
Regency Centers Corp.	218,495	10,647,261
Senior Housing Properties Trust	411,446	8,961,294
SL Green Realty Corp.	242,639	19,428,105
Taubman Centers Inc.	295,651	22,685,301
UDR Inc.	673,764	16,722,823

		303,290,851

RETAIL – 8.41%
Advance Auto Parts Inc.	378,977	25,937,186
Aeropostale Inc.(a)(b)	259,789	3,514,945
Ascena Retail Group Inc.(a)	408,264	8,757,263
Cheesecake Factory Inc. (The)(b)	175,873	6,287,460
Copart Inc.(a)	559,801	15,523,282
Dick’s Sporting Goods Inc.	356,156	18,466,688
Guess? Inc.	212,792	5,409,173
HSN Inc.	96,606	4,738,524
MSC Industrial Direct Co. Inc. Class A	240,409	16,217,991
Panera Bread Co. Class A(a)	145,486	24,862,102
PetSmart Inc.	559,346	38,583,687
PVH Corp.	364,700	34,179,684
Signet Jewelers Ltd.	222,008	10,825,110
Tractor Supply Co.	366,448	36,238,043
Williams-Sonoma Inc.	233,236	10,255,387

		259,796,525

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value

SEMICONDUCTORS – 1.99%
Atmel Corp.(a)	982,537	$5,168,145
Cree Inc.(a)(b)	438,433	11,193,194
Cypress Semiconductor Corp.(a)	233,854	2,506,915
QLogic Corp.(a)	263,447	3,008,565
Rovi Corp.(a)(b)	564,936	8,197,221
Semtech Corp.(a)(b)	341,634	8,592,095
Silicon Laboratories Inc.(a)(b)	199,026	7,316,196
Skyworks Solutions Inc.(a)	662,108	15,602,575

		61,584,906

SOFTWARE – 6.16%
ACI Worldwide Inc.(a)	202,593	8,561,580
Advent Software Inc.(a)(b)	165,138	4,057,441
Allscripts Healthcare Solutions Inc.(a)	884,056	10,988,816
ANSYS Inc.(a)	477,286	35,032,793
Broadridge Financial Solutions Inc.	284,116	6,628,426
Concur Technologies Inc.(a)(b)	233,434	17,211,089
Fair Isaac Corp.	104,585	4,628,932
Informatica Corp.(a)(b)	560,606	19,514,695
ManTech International Corp. Class A	65,015	1,560,360
MSCI Inc. Class A(a)(b)	629,253	22,520,965
Parametric Technology Corp.(a)	289,034	6,300,941
Quest Software Inc.(a)	161,431	4,520,068
SolarWinds Inc.(a)	314,242	17,515,849
Solera Holdings Inc.	362,182	15,888,924
VeriFone Systems Inc.(a)	558,299	15,548,627

		190,479,506

TELECOMMUNICATIONS – 1.72%
ADTRAN Inc.	327,478	5,658,820
Ciena Corp.(a)(b)	276,734	3,763,582
InterDigital Inc.	219,917	8,198,506
NeuStar Inc. Class A(a)	343,923	13,767,238
Plantronics Inc.	100,115	3,537,063
Polycom Inc.(a)	547,467	5,403,499
tw telecom inc.(a)	492,889	12,849,616

		53,178,324

TRANSPORTATION – 2.35%
J.B. Hunt Transport Services Inc.	467,673	24,337,703
Kansas City Southern Industries Inc.	369,560	28,005,257
Kirby Corp.(a)(b)	213,678	11,812,120
Landstar System Inc.	176,190	8,330,263

		72,485,343

TRUCKING & LEASING – 0.16%
GATX Corp.	115,891	4,918,414

		4,918,414

Security	Shares	Value

WATER – 0.31%
Aqua America Inc.	390,932	$9,679,476

		9,679,476

TOTAL COMMON STOCKS
(Cost: $2,782,942,889)		3,092,833,476

SHORT-TERM INVESTMENTS – 10.75%

MONEY MARKET FUNDS – 10.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	302,186,544	302,186,544
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	21,279,947	21,279,947
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	8,957,216	8,957,216

		332,423,707

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,423,707)		332,423,707

TOTAL INVESTMENTS IN SECURITIES – 110.81%
(Cost: $3,115,366,596)		3,425,257,183

Other Assets, Less Liabilities – (10.81)%		(334,243,706)

NET ASSETS – 100.00%		$3,091,013,477

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.20%
Lamar Advertising Co. Class A(a)	114,850	$4,256,341

		4,256,341

AEROSPACE & DEFENSE – 0.94%
Alliant Techsystems Inc.	62,041	3,108,874
BE Aerospace Inc.(a)	156,657	6,595,260
Esterline Technologies Corp.(a)	56,176	3,153,721
Exelis Inc.	723,192	7,477,805

		20,335,660

AGRICULTURE – 0.21%
Universal Corp.(b)	90,301	4,598,127

		4,598,127

AIRLINES – 0.19%
JetBlue Airways Corp.(a)(b)	876,017	4,196,121

		4,196,121

APPAREL – 0.55%
Hanesbrands Inc.(a)(b)	377,500	12,034,700

		12,034,700

AUTO MANUFACTURERS – 0.45%
Oshkosh Corp.(a)	354,620	9,727,227

		9,727,227

BANKS – 5.94%
Associated Banc-Corp	665,698	8,767,243
BancorpSouth Inc.	321,119	4,733,294
Bank of Hawaii Corp.	87,153	3,975,920
Cathay General Bancorp	282,714	4,879,644
City National Corp.	182,402	9,395,527
Commerce Bancshares Inc.	166,824	6,728,012
Cullen/Frost Bankers Inc.	104,387	5,994,945
East West Bancorp Inc.	548,987	11,594,606
FirstMerit Corp.	423,603	6,239,672
Fulton Financial Corp.	775,705	7,648,451
Hancock Holding Co.	328,003	10,151,693
International Bancshares Corp.(b)	210,443	4,008,939
Prosperity Bancshares Inc.	72,807	3,103,034
SVB Financial Group(a)	87,514	5,291,096
Synovus Financial Corp.	2,893,159	6,856,787
TCF Financial Corp.	630,693	7,530,474
Trustmark Corp.	250,278	6,091,767
Valley National Bancorp(b)	764,306	7,658,346
Webster Financial Corp.	278,283	6,595,307
Westamerica Bancorp	39,404	1,853,958

		129,098,715

Security	Shares	Value

BIOTECHNOLOGY – 1.19%
Charles River Laboratories International Inc.(a)	101,454	$4,017,578
Vertex Pharmaceuticals Inc.(a)	392,227	21,945,101

		25,962,679

BUILDING MATERIALS – 1.54%
Fortune Brands Home & Security Inc.(a)	410,291	11,081,960
Lennox International Inc.	179,622	8,686,520
Louisiana-Pacific Corp.(a)(b)	533,214	6,665,175
Martin Marietta Materials Inc.	85,204	7,060,855

		33,494,510

CHEMICALS – 3.54%
Ashland Inc.	282,466	20,224,566
Cabot Corp.	230,182	8,417,756
Cytec Industries Inc.	178,149	11,672,322
Minerals Technologies Inc.	22,505	1,596,280
Olin Corp.	309,818	6,732,345
RPM International Inc.	510,101	14,558,282
Sensient Technologies Corp.	82,615	3,036,927
Valspar Corp. (The)	189,398	10,625,228

		76,863,706

COAL – 0.24%
Arch Coal Inc.	820,136	5,191,461

		5,191,461

COMMERCIAL SERVICES – 5.44%
Aaron’s Inc.	117,048	3,255,105
Brink’s Co. (The)	184,470	4,739,034
Convergys Corp.(b)	434,178	6,803,569
CoreLogic Inc.(a)	407,436	10,809,277
Corporate Executive Board Co. (The)	57,210	3,068,172
Corrections Corp. of America	386,942	12,943,210
Deluxe Corp.	196,226	5,996,667
Korn/Ferry International(a)(b)	184,536	2,828,937
Lender Processing Services Inc.	141,703	3,952,097
Manpower Inc.	306,986	11,297,085
Matthews International Corp. Class A	52,774	1,573,721
Monster Worldwide Inc.(a)(b)	456,692	3,347,552
Rent-A-Center Inc.	228,935	8,031,040
Rollins Inc.	89,055	2,082,996
SEI Investments Co.	345,019	7,400,657
Service Corp. International	831,342	11,189,863
Sotheby’s	159,722	5,031,243
Towers Watson & Co. Class A	55,285	2,932,869
United Rentals Inc.(a)(b)	219,005	7,163,654
Valassis Communications Inc.(a)(b)	153,781	3,796,853

		118,243,601

COMPUTERS – 2.73%
Cadence Design Systems Inc.(a)(b)	702,114	9,032,697
Diebold Inc.	244,638	8,246,747
DST Systems Inc.	118,412	6,697,383
Lexmark International Inc. Class A	272,094	6,054,091
Mentor Graphics Corp.(a)	361,119	5,590,122
NCR Corp.(a)	615,312	14,342,923
Synopsys Inc.(a)	282,745	9,336,240

		59,300,203

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value

DISTRIBUTION & WHOLESALE – 1.40%
Arrow Electronics Inc.(a)	420,788	$14,184,763
Ingram Micro Inc. Class A(a)	580,604	8,842,599
Owens & Minor Inc.	245,854	7,346,118

		30,373,480

DIVERSIFIED FINANCIAL SERVICES – 2.67%
Affiliated Managers Group Inc.(a)	99,299	12,213,777
CBOE Holdings Inc.	107,502	3,162,709
Eaton Vance Corp.	196,707	5,696,635
Greenhill & Co. Inc.	59,920	3,100,860
Janus Capital Group Inc.	727,345	6,866,137
Jefferies Group Inc.	494,676	6,772,114
Raymond James Financial Inc.	432,346	15,845,481
Waddell & Reed Financial Inc. Class A	133,551	4,376,466

		58,034,179

ELECTRIC – 5.11%
Alliant Energy Corp.	227,553	9,873,525
Black Hills Corp.	66,292	2,358,006
Cleco Corp.	106,138	4,455,673
Great Plains Energy Inc.	592,212	13,182,639
Hawaiian Electric Industries Inc.	375,580	9,881,510
IDACORP Inc.	82,021	3,549,049
MDU Resources Group Inc.	730,267	16,095,085
National Fuel Gas Co.	135,457	7,320,096
NV Energy Inc.	912,681	16,437,385
OGE Energy Corp.	126,049	6,990,678
PNM Resources Inc.	307,750	6,471,982
Westar Energy Inc.	488,517	14,489,414

		111,105,042

ELECTRICAL COMPONENTS & EQUIPMENT – 1.05%
Acuity Brands Inc.	72,005	4,557,197
Energizer Holdings Inc.	109,641	8,180,315
General Cable Corp.(a)(b)	192,298	5,649,715
Hubbell Inc. Class B	53,626	4,329,763

		22,716,990

ELECTRONICS – 1.74%
Avnet Inc.(a)	546,607	15,900,798
Itron Inc.(a)(b)	153,282	6,614,118
National Instruments Corp.	141,810	3,569,358
Tech Data Corp.(a)	146,205	6,623,086
Vishay Intertechnology Inc.(a)(b)	508,982	5,003,293

		37,710,653

ENGINEERING & CONSTRUCTION – 2.39%
AECOM Technology Corp.(a)	437,556	9,258,685
Granite Construction Inc.	137,622	3,952,504
KBR Inc.	569,737	16,989,557
Shaw Group Inc. (The)(a)	255,280	11,135,314

Security	Shares	Value
URS Corp.	297,320	$10,498,369

		51,834,429

ENTERTAINMENT – 0.74%
Bally Technologies Inc.(a)	70,401	3,477,105
Cinemark Holdings Inc.	146,466	3,285,232
DreamWorks Animation SKG Inc. Class A(a)(b)	276,914	5,325,056
International Speedway Corp. Class A	98,572	2,796,488
Scientific Games Corp. Class A(a)(b)	147,992	1,223,894

		16,107,775

ENVIRONMENTAL CONTROL – 0.31%
Mine Safety Appliances Co.	63,203	2,355,576
Waste Connections Inc.	147,587	4,464,507

		6,820,083

FOOD – 2.00%
Flowers Foods Inc.	217,973	4,398,695
Harris Teeter Supermarkets Inc.	190,841	7,412,264
Hillshire Brands Co.	289,710	7,758,434
Post Holdings Inc.(a)(b)	69,410	2,086,465
Ralcorp Holdings Inc.(a)	117,129	8,550,417
Smithfield Foods Inc.(a)	520,367	10,225,211
SUPERVALU Inc.(b)	830,916	2,002,508
Tootsie Roll Industries Inc.(b)	40,542	1,093,823

		43,527,817

FOREST PRODUCTS & PAPER – 0.24%
Domtar Corp.	66,426	5,200,492

		5,200,492

GAS – 2.26%
Atmos Energy Corp.	348,759	12,482,085
Questar Corp.	474,616	9,648,943
UGI Corp.	434,972	13,810,361
Vectren Corp.	317,525	9,081,215
WGL Holdings Inc.	99,658	4,011,234

		49,033,838

HAND & MACHINE TOOLS – 1.04%
Kennametal Inc.	309,843	11,488,979
Lincoln Electric Holdings Inc.	155,463	6,070,830
Regal Beloit Corp.	70,854	4,993,790

		22,553,599

HEALTH CARE – PRODUCTS – 0.96%
Hill-Rom Holdings Inc.	112,314	3,263,845
Hologic Inc.(a)	440,454	8,914,789
Masimo Corp.(a)	58,234	1,408,098
Steris Corp.	110,008	3,901,984
Teleflex Inc.	50,333	3,464,923

		20,953,639

HEALTH CARE – SERVICES – 2.25%
Community Health Systems Inc.(a)	351,892	10,254,133

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Health Management Associates Inc. Class A(a)(b)	992,208	$8,324,625
Health Net Inc.(a)	314,660	7,082,997
LifePoint Hospitals Inc.(a)	189,190	8,093,548
Universal Health Services Inc. Class B	122,577	5,605,446
WellCare Health Plans Inc.(a)(b)	166,766	9,430,617

		48,791,366

HOLDING COMPANIES – DIVERSIFIED – 0.28%
Apollo Investment Corp.	783,880	6,169,136

		6,169,136

HOME BUILDERS – 2.35%
KB Home(b)	295,735	4,243,797
M.D.C. Holdings Inc.	148,347	5,712,843
NVR Inc.(a)	18,711	15,801,439
Thor Industries Inc.	169,636	6,161,180
Toll Brothers Inc.(a)(b)	578,903	19,236,947

		51,156,206

HOUSEHOLD PRODUCTS & WARES – 0.45%
Jarden Corp.	144,941	7,658,683
Scotts Miracle-Gro Co. (The) Class A	49,090	2,133,942

		9,792,625

INSURANCE – 8.37%
Alleghany Corp.(a)	37,980	13,100,821
American Financial Group Inc.	304,989	11,559,083
Arthur J. Gallagher & Co.	220,110	7,884,340
Aspen Insurance Holdings Ltd.(b)	276,157	8,420,027
Brown & Brown Inc.	272,929	7,115,259
Everest Re Group Ltd.	200,397	21,434,463
Fidelity National Financial Inc. Class A	815,150	17,436,059
First American Financial Corp.	411,583	8,919,004
Hanover Insurance Group Inc. (The)	173,967	6,482,010
HCC Insurance Holdings Inc.	389,466	13,199,003
Kemper Corp.	210,786	6,473,238
Mercury General Corp.	132,358	5,115,637
Old Republic International Corp.	933,361	8,680,257
Protective Life Corp.	310,357	8,134,457
Reinsurance Group of America Inc.	285,070	16,497,001
StanCorp Financial Group Inc.	171,295	5,351,256
W.R. Berkley Corp.	429,582	16,105,029

		181,906,944

INTERNET – 0.70%
AOL Inc.(a)	345,280	12,164,214
ValueClick Inc.(a)(b)	174,426	2,998,383

		15,162,597

IRON & STEEL – 1.56%
Carpenter Technology Corp.	61,994	3,243,526
Commercial Metals Co.	449,016	5,927,011
Reliance Steel & Aluminum Co.	291,151	15,241,755
Steel Dynamics Inc.	848,084	9,523,983

		33,936,275

Security	Shares	Value

LEISURE TIME – 0.16%
WMS Industries Inc.(a)(b)	209,883	$3,437,884

		3,437,884

MACHINERY – 1.86%
AGCO Corp.(a)	375,978	17,851,436
Graco Inc.	84,190	4,233,073
IDEX Corp.	122,236	5,105,798
Nordson Corp.	61,556	3,608,413
Terex Corp.(a)(b)	427,568	9,654,485

		40,453,205

MANUFACTURING – 1.84%
Carlisle Companies Inc.	133,311	6,921,507
CLARCOR Inc.	54,893	2,449,874
Crane Co.	48,291	1,928,260
Harsco Corp.	311,336	6,391,728
ITT Corp.	357,779	7,209,247
SPX Corp.	90,161	5,897,431
Trinity Industries Inc.	305,606	9,159,012

		39,957,059

MEDIA – 0.96%
AMC Networks Inc. Class A(a)	135,593	5,901,007
John Wiley & Sons Inc. Class A	50,356	2,313,858
Meredith Corp.(b)	139,145	4,870,075
New York Times Co. (The) Class A(a)(b)	472,015	4,606,867
Scholastic Corp.	101,192	3,215,882

		20,907,689

METAL FABRICATE & HARDWARE – 0.73%
Timken Co. (The)	312,453	11,610,753
Worthington Industries Inc.	200,880	4,351,061

		15,961,814

OFFICE FURNISHINGS – 0.41%
Herman Miller Inc.	225,373	4,381,251
HNI Corp.	174,696	4,456,495

		8,837,746

OIL & GAS – 3.41%
Atwood Oceanics Inc.(a)	67,885	3,085,373
Energen Corp.	83,618	4,382,419
Forest Oil Corp.(a)(b)	456,894	3,860,754
HollyFrontier Corp.	787,084	32,482,957
Patterson-UTI Energy Inc.	587,177	9,300,884
Plains Exploration & Production Co.(a)(b)	324,343	12,153,132
Quicksilver Resources Inc.(a)(b)	463,231	1,894,615
Unit Corp.(a)	167,471	6,950,047

		74,110,181

OIL & GAS SERVICES – 0.60%
Helix Energy Solutions Group Inc.(a)	279,648	5,109,169
Superior Energy Services Inc.(a)	383,337	7,866,075

		12,975,244

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value

PACKAGING & CONTAINERS – 1.30%
Greif Inc. Class A	117,724	$5,201,046
Packaging Corp. of America	216,477	7,858,115
Silgan Holdings Inc.	73,067	3,179,145
Sonoco Products Co.	389,259	12,063,137

		28,301,443

PHARMACEUTICALS – 0.98%
Omnicare Inc.	431,409	14,654,964
VCA Antech Inc.(a)(b)	339,891	6,706,049

		21,361,013

REAL ESTATE – 0.73%
Alexander & Baldwin Inc.(a)	95,154	2,809,898
Jones Lang LaSalle Inc.	170,332	13,004,848

		15,814,746

REAL ESTATE INVESTMENT TRUSTS – 9.15%
Alexandria Real Estate Equities Inc.(b)	109,340	8,038,677
American Campus Communities Inc.	127,942	5,614,095
BioMed Realty Trust Inc.	596,422	11,165,020
BRE Properties Inc. Class A	115,729	5,426,533
Camden Property Trust	103,581	6,679,939
Corporate Office Properties Trust(b)	275,453	6,602,608
Duke Realty Corp.	1,043,010	15,332,247
Equity One Inc.(b)	237,829	5,008,679
Highwoods Properties Inc.(b)	160,892	5,248,297
Hospitality Properties Trust(b)	477,961	11,365,913
Liberty Property Trust	272,887	9,889,425
Macerich Co. (The)	257,420	14,732,147
Mack-Cali Realty Corp.(b)	322,735	8,584,751
National Retail Properties Inc.(b)	217,354	6,629,297
Omega Healthcare Investors Inc.(b)	235,143	5,344,800
Potlatch Corp.(b)	93,109	3,479,483
Rayonier Inc.	147,352	7,221,721
Realty Income Corp.(b)	201,427	8,236,350
Regency Centers Corp.	184,453	8,988,395
Senior Housing Properties Trust	375,695	8,182,637
SL Green Realty Corp.	166,684	13,346,388
UDR Inc.	464,515	11,529,262
Weingarten Realty Investors(b)	431,474	12,128,734

		198,775,398

RETAIL – 6.16%
Aeropostale Inc.(a)	118,651	1,605,348
American Eagle Outfitters Inc.	691,897	14,585,189
ANN INC.(a)(b)	182,743	6,894,893
Ascena Retail Group Inc.(a)	171,218	3,672,626
Barnes & Noble Inc.(a)(b)	145,828	1,863,682
Bob Evans Farms Inc.	108,420	4,242,475
Brinker International Inc.	285,944	10,093,823
Cheesecake Factory Inc. (The)(b)	61,687	2,205,310
Chico’s FAS Inc.	642,086	11,628,177
Collective Brands Inc.(a)(b)	237,461	5,155,278
Dick’s Sporting Goods Inc.	108,830	5,642,836

Security	Shares	Value
Foot Locker Inc.	583,995	$20,731,823
Guess? Inc.	78,113	1,985,632
HSN Inc.	71,990	3,531,110
Office Depot Inc.(a)(b)	1,102,309	2,821,911
Regis Corp.	223,535	4,108,573
Saks Inc.(a)(b)	395,067	4,073,141
Signet Jewelers Ltd.	146,817	7,158,797
Wendy’s Co. (The)	1,086,327	4,942,788
Williams-Sonoma Inc.	160,544	7,059,120
World Fuel Services Corp.	278,815	9,928,602

		133,931,134

SAVINGS & LOANS – 2.07%
Astoria Financial Corp.(b)	314,594	3,108,189
First Niagara Financial Group Inc.	1,364,110	11,035,650
New York Community Bancorp Inc.	1,698,033	24,044,147
Washington Federal Inc.	413,114	6,890,741

		45,078,727

SEMICONDUCTORS – 1.87%
Atmel Corp.(a)	968,594	5,094,805
Cree Inc.(a)(b)	120,272	3,070,544
Cypress Semiconductor Corp.(a)	353,587	3,790,453
Fairchild Semiconductor International Inc.(a)(b)	491,783	6,452,193
Integrated Device Technology Inc.(a)(b)	554,467	3,260,266
International Rectifier Corp.(a)(b)	267,888	4,471,051
Intersil Corp. Class A	493,300	4,316,375
MEMC Electronic Materials Inc.(a)(b)	887,288	2,440,042
QLogic Corp.(a)	167,420	1,911,936
Skyworks Solutions Inc.(a)	243,305	5,733,482

		40,541,147

SHIPBUILDING – 0.37%
Huntington Ingalls Industries Inc.(a)	191,613	8,057,327

		8,057,327

SOFTWARE – 1.44%
Acxiom Corp.(a)(b)	289,720	5,293,184
Broadridge Financial Solutions Inc.	270,240	6,304,699
Compuware Corp.(a)	834,871	8,273,572
Fair Isaac Corp.	52,339	2,316,524
ManTech International Corp. Class A	43,208	1,036,992
Parametric Technology Corp.(a)(b)	244,548	5,331,147
Quest Software Inc.(a)	95,051	2,661,428

		31,217,546

TELECOMMUNICATIONS – 1.51%
Ciena Corp.(a)(b)	182,073	2,476,193
Plantronics Inc.	87,898	3,105,436
Polycom Inc.(a)	272,366	2,688,252
RF Micro Devices Inc.(a)(b)	1,076,247	4,251,176
Telephone & Data Systems Inc.	390,846	10,009,566
Tellabs Inc.	1,333,417	4,720,296
tw telecom inc.(a)	215,938	5,629,504

		32,880,423

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
TEXTILES – 0.83%
Mohawk Industries Inc.(a)(b)	224,130	$17,934,883

		17,934,883

TRANSPORTATION – 2.05%
Con-way Inc.	216,122	5,915,259
Kansas City Southern Industries Inc.	148,925	11,285,536
Kirby Corp.(a)(b)	56,694	3,134,044
Landstar System Inc.	48,392	2,287,974
Matson Inc.	163,890	3,426,940
Tidewater Inc.	192,735	9,353,430
UTi Worldwide Inc.	400,858	5,399,557
Werner Enterprises Inc.	171,997	3,675,576

		44,478,316

TRUCKING & LEASING – 0.18%
GATX Corp.	94,786	4,022,718

		4,022,718

WATER – 0.28%
Aqua America Inc.	248,348	6,149,096

		6,149,096

TOTAL COMMON STOCKS
(Cost: $2,024,517,164)		2,171,374,955

SHORT-TERM INVESTMENTS – 10.01%

MONEY MARKET FUNDS – 10.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	192,487,414	192,487,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	13,554,945	13,554,945
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	11,419,867	11,419,867

		217,462,226

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,462,226)		217,462,226

TOTAL INVESTMENTS IN SECURITIES – 109.93%
(Cost: $2,241,979,390)		2,388,837,181

Other Assets, Less Liabilities – (9.93)%		(215,770,316)

NET ASSETS – 100.00%		$2,173,066,865

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.43%

AEROSPACE & DEFENSE – 2.18%
AeroVironment Inc.(a)(b)	122,595	$2,877,305
Cubic Corp.	103,665	5,189,470
Kaman Corp.	91,888	3,295,104
Moog Inc. Class A(a)	190,276	7,205,752
National Presto Industries Inc.(b)	31,728	2,312,336
Teledyne Technologies Inc.(a)	237,950	15,083,650

		35,963,617

AIRLINES – 0.38%
Allegiant Travel Co.(a)(b)	98,196	6,221,699

		6,221,699

APPAREL – 2.54%
Crocs Inc.(a)	210,324	3,409,352
Iconix Brand Group Inc.(a)(b)	317,396	5,789,303
Maidenform Brands Inc.(a)(b)	80,969	1,658,245
Oxford Industries Inc.	39,825	2,248,121
Steven Madden Ltd.(a)(b)	263,515	11,520,876
True Religion Apparel Inc.	157,049	3,349,855
Wolverine World Wide Inc.	315,775	14,010,937

		41,986,689

BANKS – 2.18%
Bank of the Ozarks Inc.	110,329	3,803,041
City Holding Co.	41,966	1,504,061
Community Bank System Inc.	116,921	3,296,003
CVB Financial Corp.	170,761	2,038,886
First Financial Bancorp	169,437	2,865,180
First Financial Bankshares Inc.(b)	110,299	3,974,073
Hanmi Financial Corp.(a)	70,480	902,849
Home Bancshares Inc.	60,662	2,067,968
PacWest Bancorp	68,249	1,594,979
Texas Capital Bancshares Inc.(a)(b)	111,468	5,541,074
Tompkins Financial Corp.	51,409	2,083,093
UMB Financial Corp.	130,067	6,331,661

		36,002,868

BEVERAGES – 0.75%
Boston Beer Co.Inc. (The) Class A(a)(b)	54,292	6,079,075
Peet’s Coffee & Tea Inc.(a)(b)	85,234	6,251,062

		12,330,137

BIOTECHNOLOGY – 2.45%
ArQule Inc.(a)(b)	376,405	1,923,430
Cubist Pharmaceuticals Inc.(a)(b)	412,582	19,671,910
Emergent BioSolutions Inc.(a)	112,245	1,595,001
Enzo Biochem Inc.(a)	88,486	180,511
Medicines Co. (The)(a)	345,713	8,922,853
Momenta Pharmaceuticals Inc.(a)(b)	293,999	4,283,565

Security	Shares	Value
Spectrum Pharmaceuticals Inc.(a)(b)	333,036	$3,896,521

		40,473,791

BUILDING MATERIALS – 0.66%
AAON Inc.	65,596	1,291,585
Eagle Materials Inc.	106,921	4,946,166
Headwaters Inc.(a)	160,961	1,059,123
NCI Building Systems Inc.(a)	36,022	361,301
Simpson Manufacturing Co. Inc.	114,329	3,272,096

		10,930,271

CHEMICALS – 1.93%
American Vanguard Corp.	57,931	2,015,999
Balchem Corp.	189,325	6,953,907
H.B. Fuller Co.	148,390	4,552,605
Hawkins Inc.	59,387	2,467,530
Innophos Holdings Inc.	141,005	6,837,332
Kraton Performance Polymers Inc.(a)	119,107	3,108,693
Quaker Chemical Corp.	49,377	2,304,425
Stepan Co.	37,993	3,651,887

		31,892,378

COAL – 0.10%
Cloud Peak Energy Inc.(a)	94,601	1,712,278

		1,712,278

COMMERCIAL SERVICES – 4.89%
American Public Education Inc.(a)(b)	116,684	4,250,798
Arbitron Inc.	168,857	6,399,680
Capella Education Co.(a)(b)	76,565	2,684,369
Cardtronics Inc.(a)	177,140	5,275,229
Chemed Corp.	123,430	8,552,465
Consolidated Graphics Inc.(a)	32,876	857,735
CorVel Corp.(a)	39,790	1,780,603
ExlService Holdings Inc.(a)	132,359	3,904,591
Forrester Research Inc.	93,811	2,698,942
Healthcare Services Group Inc.	278,150	6,361,290
Heartland Payment Systems Inc.	155,823	4,936,473
Landauer Inc.	60,865	3,634,858
MAXIMUS Inc.	220,059	13,141,923
Medifast Inc.(a)	88,352	2,310,405
Monro Muffler Brake Inc.	188,322	6,627,051
PAREXEL International Corp.(a)	171,166	5,265,066
TeleTech Holdings Inc.(a)	54,489	929,037
Universal Technical Institute Inc.	82,778	1,134,059

		80,744,574

COMPUTERS – 3.38%
3D Systems Corp.(a)(b)	166,269	5,461,937
CACI International Inc. Class A(a)(b)	146,487	7,586,562
iGATE Corp.(a)	89,985	1,635,027
j2 Global Inc.	277,118	9,095,013
LivePerson Inc.(a)(b)	323,683	5,861,899
Manhattan Associates Inc.(a)(b)	129,393	7,410,337
Mercury Computer Systems Inc.(a)	108,479	1,152,047
MTS Systems Corp.	104,101	5,574,608
NetScout Systems Inc.(a)	231,813	5,913,550
Synaptics Inc.(a)	213,286	5,123,130
Virtusa Corp.(a)	59,930	1,064,956

		55,879,066

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.06%
Inter Parfums Inc.	53,660	$981,978

		981,978

DISTRIBUTION & WHOLESALE – 0.86%
MWI Veterinary Supply Inc.(a)(b)	77,382	8,255,112
Pool Corp.	141,848	5,898,040

		14,153,152

DIVERSIFIED FINANCIAL SERVICES – 2.29%
Encore Capital Group Inc.(a)	109,104	3,083,279
Financial Engines Inc.(a)(b)	262,589	6,257,496
Higher One Holdings Inc.(a)(b)	212,452	2,863,853
Portfolio Recovery Associates Inc.(a)(b)	109,098	11,393,104
Stifel Financial Corp.(a)(b)	183,337	6,160,123
Virtus Investment Partners Inc.(a)	27,948	2,403,528
World Acceptance Corp.(a)(b)	84,476	5,697,906

		37,859,289

ELECTRIC – 1.80%
ALLETE Inc.	111,343	4,647,457
CH Energy Group Inc.	58,955	3,844,456
El Paso Electric Co.	160,726	5,504,865
NorthWestern Corp.	125,010	4,529,112
UIL Holdings Corp.	124,429	4,462,024
UNS Energy Corp.	160,008	6,697,935

		29,685,849

ELECTRICAL COMPONENTS & EQUIPMENT – 0.75%
Belden Inc.	107,232	3,954,716
Littelfuse Inc.	141,098	7,977,681
Vicor Corp.	66,355	442,588

		12,374,985

ELECTRONICS – 3.86%
American Science and Engineering Inc.	54,590	3,581,650
Analogic Corp.	79,107	6,183,794
Badger Meter Inc.	62,993	2,292,315
Cymer Inc.(a)	200,674	10,246,414
FARO Technologies Inc.(a)(b)	109,515	4,525,160
FEI Co.(b)	169,790	9,083,765
II-VI Inc.(a)(b)	353,577	6,725,035
Measurement Specialties Inc.(a)(b)	67,083	2,212,397
OSI Systems Inc.(a)	120,684	9,394,043
Park Electrochemical Corp.	53,473	1,327,735
Rofin-Sinar Technologies Inc.(a)	89,063	1,757,213
Rogers Corp.(a)	68,156	2,887,088
Watts Water Technologies Inc. Class A	93,470	3,535,970

		63,752,579

ENGINEERING & CONSTRUCTION – 0.36%
Engility Holdings Inc.(a)	55,238	1,019,141

Security	Shares	Value
Exponent Inc.(a)	85,194	$4,863,726

		5,882,867

ENTERTAINMENT – 0.21%
Multimedia Games Holding Co. Inc.(a)	61,257	963,573
Shuffle Master Inc.(a)(b)	158,382	2,504,019

		3,467,592

ENVIRONMENTAL CONTROL – 0.92%
Calgon Carbon Corp.(a)	158,172	2,263,441
Darling International Inc.(a)	357,249	6,534,084
Tetra Tech Inc.(a)	242,694	6,373,145

		15,170,670

FOOD – 3.42%
B&G Foods Inc. Class A	143,835	4,359,639
Calavo Growers Inc.	49,791	1,244,775
Diamond Foods Inc.(b)	85,588	1,610,766
Hain Celestial Group Inc.(a)	183,041	11,531,583
J&J Snack Foods Corp.	96,576	5,536,702
Sanderson Farms Inc.	129,148	5,730,297
Snyders-Lance Inc.	133,623	3,340,575
TreeHouse Foods Inc.(a)	233,701	12,269,302
United Natural Foods Inc.(a)	186,422	10,896,366

		56,520,005

FOREST PRODUCTS & PAPER – 1.47%
Buckeye Technologies Inc.	170,382	5,462,447
Clearwater Paper Corp.(a)	90,173	3,725,047
Deltic Timber Corp.	70,346	4,590,780
KapStone Paper and Packaging Corp.(a)	173,570	3,886,232
Schweitzer-Mauduit International Inc.	201,357	6,642,767

		24,307,273

GAS – 2.14%
New Jersey Resources Corp.	145,135	6,635,572
Northwest Natural Gas Co.	102,303	5,037,400
Piedmont Natural Gas Co.	214,264	6,959,295
South Jersey Industries Inc.	199,479	10,558,423
Southwest Gas Corp.	137,137	6,061,455

		35,252,145

HAND & MACHINE TOOLS – 0.45%
Franklin Electric Co. Inc.	123,887	7,493,925

		7,493,925

HEALTH CARE – PRODUCTS – 4.18%
Abaxis Inc.(a)(b)	133,207	4,784,796
Cantel Medical Corp.	92,716	2,510,749
Cyberonics Inc.(a)(b)	153,335	8,037,821
Greatbatch Inc.(a)	103,800	2,525,454
Haemonetics Corp.(a)(b)	165,694	13,288,659
ICU Medical Inc.(a)(b)	81,138	4,907,226
Integra LifeSciences Holdings Corp.(a)(b)	91,958	3,779,474
Luminex Corp.(a)(b)	246,937	4,800,455
Meridian Bioscience Inc.	155,244	2,977,580

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Merit Medical Systems Inc.(a)	150,227	$2,242,889
NuVasive Inc.(a)(b)	280,922	6,435,923
PSS World Medical Inc.(a)	205,003	4,669,968
SurModics Inc.(a)	27,170	549,377
West Pharmaceutical Services Inc.	142,965	7,587,153

		69,097,524

HEALTH CARE - SERVICES – 2.50%
Air Methods Corp.(a)(b)	74,944	8,946,065
AmSurg Corp.(a)	128,934	3,659,147
Bio-Reference Laboratories Inc.(a)(b)	97,846	2,796,439
Centene Corp.(a)(b)	223,243	8,351,520
Ensign Group Inc. (The)	112,540	3,444,287
IPC The Hospitalist Co. Inc.(a)(b)	107,557	4,915,355
Magellan Health Services Inc.(a)	176,812	9,125,267

		41,238,080

HOME BUILDERS – 0.25%
Ryland Group Inc. (The)	138,791	4,163,730

		4,163,730

HOME FURNISHINGS – 0.46%
DTS Inc.(a)(b)	121,518	2,828,939
Select Comfort Corp.(a)	152,591	4,814,246

		7,643,185

HOUSEHOLD PRODUCTS & WARES – 0.61%
Blyth Inc.	49,704	1,291,807
Helen of Troy Ltd.(a)	117,030	3,725,065
WD-40 Co.	95,898	5,048,071

		10,064,943

HOUSEWARES – 0.91%
Toro Co. (The)	379,608	15,100,806

		15,100,806

INSURANCE – 2.01%
eHealth Inc.(a)	87,718	1,646,467
Infinity Property and Casualty Corp.	75,706	4,571,885
Navigators Group Inc. (The)(a)	36,487	1,796,073
ProAssurance Corp.	198,173	17,922,766
RLI Corp.	109,698	7,312,469

		33,249,660

INTERNET – 3.03%
Blucora Inc.(a)	261,121	4,650,565
Blue Nile Inc.(a)(b)	80,557	2,987,859
comScore Inc.(a)	207,767	3,168,447
DealerTrack Holdings Inc.(a)	151,651	4,223,480
Dice Holdings Inc.(a)(b)	144,278	1,214,821
HealthStream Inc.(a)	99,832	2,841,219
Liquidity Services Inc.(a)(b)	156,250	7,845,313
OpenTable Inc.(a)(b)	146,069	6,076,470
QuinStreet Inc.(a)	105,330	883,719
Sourcefire Inc.(a)(b)	193,512	9,487,893
Stamps.com Inc.(a)	95,987	2,221,139

Security	Shares	Value
Vasco Data Security International Inc.(a)	73,269	$687,263
Websense Inc.(a)	235,317	3,682,711

		49,970,899

LEISURE TIME – 0.38%
Brunswick Corp.	184,970	4,185,871
Interval Leisure Group Inc.	113,861	2,155,389

		6,341,260

MACHINERY – 2.51%
Applied Industrial Technologies Inc.	149,220	6,182,185
Cascade Corp.	26,080	1,427,619
Cognex Corp.	257,702	8,911,335
iRobot Corp.(a)	167,838	3,819,993
Lindsay Corp.	82,184	5,914,782
Robbins & Myers Inc.	198,110	11,807,356
Tennant Co.	80,641	3,453,048

		41,516,318

MANUFACTURING – 1.75%
A.O. Smith Corp.	107,818	6,203,848
AZZ Inc.	163,342	6,203,729
Hillenbrand Inc.	271,382	4,936,439
Koppers Holdings Inc.	64,066	2,237,825
LSB Industries Inc.(a)	60,914	2,672,297
STR Holdings Inc.(a)(b)	157,006	486,719
Sturm, Ruger & Co. Inc.(b)	123,819	6,127,802

		28,868,659

MEDIA – 0.06%
Dolan Co. (The)(a)	185,247	996,629

		996,629

METAL FABRICATE & HARDWARE – 0.38%
CIRCOR International Inc.	46,392	1,751,298
Haynes International Inc.	50,652	2,641,502
Kaydon Corp.	80,945	1,808,311

		6,201,111

MINING – 0.45%
AMCOL International Corp.	95,845	3,247,229
Globe Specialty Metals Inc.	276,338	4,205,864

		7,453,093

OIL & GAS – 1.19%
Approach Resources Inc.(a)	214,148	6,452,279
Contango Oil & Gas Co.(a)	83,055	4,081,323
Gulfport Energy Corp.(a)(b)	211,392	6,608,114
PDC Energy Inc.(a)(b)	77,961	2,465,906

		19,607,622

OIL & GAS SERVICES – 2.12%
Basic Energy Services Inc.(a)(b)	61,968	695,281
Geospace Technologies Corp.	41,289	5,054,186
Hornbeck Offshore Services Inc.(a)(b)	105,113	3,852,391

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
ION Geophysical Corp.(a)	246,907	$1,713,535
Lufkin Industries Inc.	217,247	11,692,234
Pioneer Energy Services Corp.(a)	173,097	1,348,426
SEACOR Holdings Inc.(a)	128,668	10,725,764

		35,081,817

PHARMACEUTICALS – 4.16%
Akorn Inc.(a)(b)	436,322	5,768,177
Align Technology Inc.(a)(b)	309,991	11,460,367
Hi-Tech Pharmacal Co. Inc.(a)(b)	70,335	2,328,792
Neogen Corp.(a)(b)	143,617	6,132,446
Par Pharmaceutical Companies Inc.(a)	175,207	8,756,846
Questcor Pharmaceuticals Inc.(a)(b)	385,630	7,134,155
Salix Pharmaceuticals Ltd.(a)	322,694	13,662,864
ViroPharma Inc.(a)(b)	444,029	13,418,556

		68,662,203

REAL ESTATE – 0.43%
HFF Inc. Class A(a)	73,005	1,087,774
Sovran Self Storage Inc.	102,768	5,945,129

		7,032,903

REAL ESTATE INVESTMENT TRUSTS – 6.69%
Acadia Realty Trust	184,684	4,583,857
Colonial Properties Trust(b)	155,473	3,272,707
EastGroup Properties Inc.(b)	188,575	10,032,190
Entertainment Properties Trust(b)	160,423	7,127,594
Extra Space Storage Inc.	306,731	10,198,806
Healthcare Realty Trust Inc.	227,867	5,252,334
Inland Real Estate Corp.(b)	155,567	1,283,428
Kilroy Realty Corp.	243,683	10,912,125
LTC Properties Inc.	106,439	3,390,082
Mid-America Apartment Communities Inc.(b)	265,652	17,349,732
Post Properties Inc.(b)	196,141	9,406,922
PS Business Parks Inc.	115,956	7,748,180
Sabra Healthcare REIT Inc.	95,749	1,915,938
Saul Centers Inc.(b)	55,913	2,482,537
Tanger Factory Outlet Centers Inc.(b)	357,983	11,573,590
Universal Health Realty Income Trust(b)	53,810	2,474,184
Urstadt Biddle Properties Inc. Class A(b)	72,583	1,468,354

		110,472,560

RETAIL – 10.46%
Biglari Holdings Inc.(a)	7,812	2,851,849
BJ’s Restaurants Inc.(a)(b)	159,185	7,219,040
Buckle Inc. (The)(b)	176,599	8,022,893
Buffalo Wild Wings Inc.(a)(b)	120,122	10,299,260
Casey’s General Stores Inc.	247,553	14,145,178
Cash America International Inc.	189,564	7,311,484
Cato Corp. (The) Class A	104,761	3,112,449
CEC Entertainment Inc.	108,920	3,280,670
Children’s Place Retail Stores Inc. (The)(a)(b)	155,686	9,341,160
Coinstar Inc.(a)(b)	202,352	9,101,793
Cracker Barrel Old Country Store Inc.	97,609	6,550,540
DineEquity Inc.(a)(b)	99,485	5,571,160
EZCORP Inc. Class A NVS(a)	291,137	6,675,771
Fifth & Pacific Companies Inc.(a)	365,411	4,669,953
Finish Line Inc. (The) Class A	164,301	3,736,205
First Cash Financial Services Inc.(a)	170,096	7,826,117

Security	Shares	Value
Genesco Inc.(a)(b)	156,993	$10,476,143
Hibbett Sports Inc.(a)(b)	168,980	10,045,861
Jos. A. Bank Clothiers Inc.(a)(b)	180,475	8,749,428
Kirkland’s Inc.(a)	52,902	525,317
Lumber Liquidators Holdings Inc.(a)	122,352	6,200,799
Papa John’s International Inc.(a)	113,609	6,067,857
rue21 Inc.(a)(b)	101,070	3,148,331
Texas Roadhouse Inc.	226,764	3,877,664
Vitamin Shoppe Inc.(a)(b)	192,079	11,202,047
Zumiez Inc.(a)(b)	98,174	2,722,365

		172,731,334

SAVINGS & LOANS – 0.35%
Oritani Financial Corp.	186,627	2,808,736
ViewPoint Financial Group	156,111	2,992,648

		5,801,384

SEMICONDUCTORS – 6.23%
ATMI Inc.(a)	90,830	1,686,713
Brooks Automation Inc.	291,963	2,344,463
Cabot Microelectronics Corp.	150,417	5,285,653
CEVA Inc.(a)(b)	145,226	2,088,350
Cirrus Logic Inc.(a)(b)	417,425	16,024,946
Diodes Inc.(a)	143,022	2,432,804
Entropic Communications Inc.(a)	571,948	3,328,737
Exar Corp.(a)(b)	296,818	2,374,544
GT Advanced Technologies Inc.(a)(b)	767,403	4,182,346
Hittite Microwave Corp.(a)	175,202	9,718,455
Kopin Corp.(a)	186,340	700,639
Kulicke and Soffa Industries Inc.(a)	478,878	4,980,331
Micrel Inc.	196,493	2,047,457
Microsemi Corp.(a)	408,173	8,192,032
MKS Instruments Inc.	215,267	5,487,156
Monolithic Power Systems Inc.(a)(b)	130,792	2,583,142
Nanometrics Inc.(a)(b)	92,501	1,277,439
Power Integrations Inc.	186,329	5,669,992
Rubicon Technology Inc.(a)(b)	110,936	1,062,767
Supertex Inc.(a)	25,947	463,932
Tessera Technologies Inc.	217,528	2,975,783
TriQuint Semiconductor Inc.(a)(b)	615,484	3,108,194
Ultratech Inc.(a)	116,314	3,649,933
Veeco Instruments Inc.(a)	253,054	7,596,681
Volterra Semiconductor Corp.(a)(b)	164,804	3,604,264

		102,866,753

SOFTWARE – 5.53%
Blackbaud Inc.	291,943	6,983,277
Bottomline Technologies Inc.(a)(b)	154,878	3,823,938
CommVault Systems Inc.(a)	270,171	15,859,038
Computer Programs and Systems Inc.	67,332	3,740,293
CSG Systems International Inc.(a)	130,960	2,945,290
Ebix Inc.(b)	206,271	4,870,058
EPIQ Systems Inc.	96,695	1,297,647
Interactive Intelligence Group Inc.(a)(b)	96,239	2,891,982
JDA Software Group Inc.(a)	276,672	8,792,636
Medidata Solutions Inc.(a)(b)	142,725	5,923,087
MicroStrategy Inc. Class A(a)	55,823	7,484,190
Monotype Imaging Holdings Inc.	118,380	1,845,544
Omnicell Inc.(a)	87,605	1,217,710
OPNET Technologies Inc.	98,696	3,362,573

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Progress Software Corp.(a)	192,670	$4,121,211
Quality Systems Inc.	257,430	4,775,326
Synchronoss Technologies Inc.(a)(b)	175,779	4,025,339
Tyler Technologies Inc.(a)	168,389	7,412,484

		91,371,623

TELECOMMUNICATIONS – 1.71%
Atlantic Tele-Network Inc.	60,214	2,587,998
General Communication Inc. Class A(a)	91,796	899,601
LogMeIn Inc.(a)(b)	144,222	3,234,899
NETGEAR Inc.(a)(b)	245,911	9,379,045
Neutral Tandem Inc.(a)	136,424	1,279,657
Oplink Communications Inc.(a)	77,941	1,289,144
ViaSat Inc.(a)(b)	255,978	9,568,458

		28,238,802

TEXTILES – 0.29%
UniFirst Corp.	70,555	4,712,368

		4,712,368

TRANSPORTATION – 1.43%
Forward Air Corp.	188,216	5,723,648
Heartland Express Inc.	127,633	1,705,177
Hub Group Inc. Class A(a)	130,957	3,886,804
Knight Transportation Inc.	171,626	2,454,252
Old Dominion Freight Line Inc.(a)	328,712	9,913,954

		23,683,835

WATER – 0.33%
American States Water Co.	122,292	5,433,434

		5,433,434

TOTAL COMMON STOCKS
(Cost: $1,441,596,806)		1,658,642,212

SHORT-TERM INVESTMENTS – 17.34%

MONEY MARKET FUNDS – 17.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	263,035,155	263,035,155
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	18,522,910	18,522,910

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	4,898,236	$4,898,236

		286,456,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,456,301)		286,456,301

TOTAL INVESTMENTS IN SECURITIES – 117.77%
(Cost: $1,728,053,107)		1,945,098,513

Other Assets, Less Liabilities – (17.77)%		(293,458,130)

NET ASSETS – 100.00%		$1,651,640,383

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.12%

ADVERTISING – 0.12%
Harte-Hanks Inc.	326,260	$2,260,982

		2,260,982

AEROSPACE & DEFENSE – 1.86%
AAR Corp.	300,209	4,929,432
Curtiss-Wright Corp.	351,117	11,481,526
GenCorp Inc.(a)(b)	449,678	4,267,444
Kaman Corp.	90,667	3,251,319
Moog Inc. Class A(a)	118,461	4,486,118
Orbital Sciences Corp.(a)	442,056	6,436,335

		34,852,174

AGRICULTURE – 0.37%
Alliance One International Inc.(a)(b)	616,815	1,992,313
Andersons Inc. (The)	129,149	4,863,751

		6,856,064

AIRLINES – 0.21%
SkyWest Inc.	382,763	3,953,942

		3,953,942

APPAREL – 1.40%
Crocs Inc.(a)	432,642	7,013,127
Iconix Brand Group Inc.(a)	143,354	2,614,777
K-Swiss Inc. Class A(a)(b)	181,697	623,221
Maidenform Brands Inc.(a)	83,385	1,707,725
Oxford Industries Inc.	60,638	3,423,015
Perry Ellis International Inc.(a)(b)	88,653	1,954,799
Quiksilver Inc.(a)(b)	928,028	3,081,053
SKECHERS U.S.A. Inc. Class A(a)(b)	285,039	5,814,795

		26,232,512

AUTO PARTS & EQUIPMENT – 0.36%
Spartan Motors Inc.	233,854	1,169,270
Standard Motor Products Inc.	146,395	2,696,596
Superior Industries International Inc.	173,697	2,968,482

		6,834,348

BANKS – 10.76%
Bank of the Ozarks Inc.	92,103	3,174,790
BBCN Bancorp Inc.(a)(b)	584,321	7,368,288
Boston Private Financial Holdings Inc.	590,836	5,666,117
City Holding Co.(b)	62,429	2,237,455
Columbia Banking System Inc.	296,933	5,505,138
Community Bank System Inc.	159,285	4,490,244
CVB Financial Corp.	461,176	5,506,442
F.N.B. Corp.	1,044,914	11,713,486
First BanCorp (Puerto Rico)(a)(b)	527,138	2,329,950
First Commonwealth Financial Corp.	783,943	5,526,798
First Financial Bancorp	240,316	4,063,744

Security	Shares	Value
First Financial Bankshares Inc.(b)	96,241	$3,467,563
First Midwest Bancorp Inc.	560,617	7,035,743
Glacier Bancorp Inc.	537,319	8,371,430
Hanmi Financial Corp.(a)(b)	153,941	1,971,984
Home Bancshares Inc.	101,416	3,457,271
Independent Bank Corp. (Massachusetts)	162,047	4,875,994
National Penn Bancshares Inc.	911,453	8,303,337
NBT Bancorp Inc.	252,533	5,573,403
Old National Bancorp	757,683	10,312,066
PacWest Bancorp	161,750	3,780,098
Pinnacle Financial Partners Inc.(a)(b)	243,350	4,701,522
PrivateBancorp Inc.	438,789	7,016,236
S&T Bancorp Inc.	216,070	3,804,993
Simmons First National Corp. Class A	126,065	3,070,313
Sterling Bancorp	232,530	2,306,698
Susquehanna Bancshares Inc.	1,394,137	14,582,673
Texas Capital Bancshares Inc.(a)(b)	170,781	8,489,524
Tompkins Financial Corp.	25,865	1,048,050
TrustCo Bank Corp. NY	700,610	4,007,489
UMB Financial Corp.	92,171	4,486,884
Umpqua Holdings Corp.	836,682	10,784,831
United Bankshares Inc.	270,100	6,728,191
United Community Banks Inc.(a)(b)	344,192	2,887,771
Wilshire Bancorp Inc.(a)(b)	462,271	2,912,307
Wintrust Financial Corp.	271,863	10,213,893

		201,772,716

BIOTECHNOLOGY – 0.20%
Cambrex Corp.(a)	222,784	2,613,256
Emergent BioSolutions Inc.(a)	62,076	882,100
Enzo Biochem Inc.(a)	149,042	304,046

		3,799,402

BUILDING MATERIALS – 2.90%
AAON Inc.(b)	64,761	1,275,144
Apogee Enterprises Inc.	211,735	4,154,241
Comfort Systems USA Inc.	278,457	3,043,535
Drew Industries Inc.(a)	139,812	4,223,721
Eagle Materials Inc.	219,837	10,169,660
Gibraltar Industries Inc.(a)(b)	218,063	2,795,568
Griffon Corp.	344,336	3,546,661
Headwaters Inc.(a)(b)	271,335	1,785,384
NCI Building Systems Inc.(a)	102,259	1,025,658
Quanex Building Products Corp.	276,379	5,206,980
Simpson Manufacturing Co. Inc.	167,684	4,799,116
Texas Industries Inc.(b)	154,930	6,297,904
Universal Forest Products Inc.	147,762	6,138,033

		54,461,605

CHEMICALS – 2.11%
A. Schulman Inc.	221,102	5,266,650
American Vanguard Corp.	109,843	3,822,537
H.B. Fuller Co.	201,871	6,193,402
Kraton Performance Polymers Inc.(a)(b)	103,304	2,696,234
OM Group Inc.(a)(b)	241,867	4,484,214
PolyOne Corp.	662,383	10,975,686
Quaker Chemical Corp.	40,145	1,873,567
Stepan Co.	18,148	1,744,386
Zep Inc.	166,815	2,522,243

		39,578,919

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COAL – 0.79%
Cloud Peak Energy Inc.(a)(b)	347,350	$6,287,035
SunCoke Energy Inc.(a)(b)	523,471	8,438,352

		14,725,387

COMMERCIAL SERVICES – 4.97%
ABM Industries Inc.	377,715	7,150,145
AMN Healthcare Services Inc.(a)(b)	304,340	3,061,660
Cardtronics Inc.(a)(b)	125,415	3,734,859
Career Education Corp.(a)(b)	383,295	1,445,022
CDI Corp.	104,729	1,783,535
Consolidated Graphics Inc.(a)(b)	25,641	668,974
Corinthian Colleges Inc.(a)(b)	583,700	1,389,206
Cross Country Healthcare Inc.(a)(b)	233,008	1,099,798
ExlService Holdings Inc.(a)(b)	40,996	1,209,382
GEO Group Inc. (The)	459,642	12,718,294
Healthcare Services Group Inc.	180,823	4,135,422
Heartland Payment Systems Inc.	110,285	3,493,829
Heidrick & Struggles International Inc.	123,249	1,570,192
Insperity Inc.	165,023	4,163,530
Kelly Services Inc. Class A	203,159	2,559,803
Lincoln Educational Services Corp.	160,884	675,713
Live Nation Entertainment Inc.(a)(b)	1,055,377	9,086,796
Navigant Consulting Inc.(a)(b)	386,151	4,266,969
On Assignment Inc.(a)(b)	322,930	6,432,766
PAREXEL International Corp.(a)(b)	252,528	7,767,761
Resources Connection Inc.	313,291	4,107,245
TeleTech Holdings Inc.(a)	108,302	1,846,549
TrueBlue Inc.(a)	299,957	4,715,324
Universal Technical Institute Inc.	66,632	912,858
Viad Corp.	151,099	3,151,925

		93,147,557

COMPUTERS – 1.39%
3D Systems Corp.(a)(b)	164,059	5,389,338
Agilysys Inc.(a)(b)	106,186	913,200
CIBER Inc.(a)(b)	499,469	1,733,157
iGATE Corp.(a)	123,250	2,239,453
Insight Enterprises Inc.(a)(b)	332,835	5,817,956
Mercury Computer Systems Inc.(a)	107,781	1,144,634
NCI Inc. Class A(a)(b)	62,908	432,807
RadiSys Corp.(a)(b)	172,907	622,465
Super Micro Computer Inc.(a)(b)	196,165	2,359,865
Sykes Enterprises Inc.(a)	291,537	3,918,257
Virtusa Corp.(a)(b)	79,316	1,409,445

		25,980,577

COSMETICS & PERSONAL CARE – 0.06%
Inter Parfums Inc.	59,856	1,095,365

		1,095,365

DISTRIBUTION & WHOLESALE – 1.43%
Brightpoint Inc.(a)	516,854	4,641,349
Pool Corp.	185,161	7,698,995
ScanSource Inc.(a)	206,761	6,620,487
United Stationers Inc.	302,615	7,874,042

		26,834,873

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.84%
Calamos Asset Management Inc. Class A	153,233	$1,783,632
Encore Capital Group Inc.(a)(b)	46,921	1,325,988
Interactive Brokers Group Inc. Class A	305,085	4,277,292
Investment Technology Group Inc.(a)	287,486	2,501,128
MarketAxess Holdings Inc.	278,625	8,804,550
National Financial Partners Corp.(a)(b)	299,074	5,054,351
Piper Jaffray Companies Inc.(a)	121,823	3,100,395
Stifel Financial Corp.(a)(b)	159,882	5,372,035
SWS Group Inc.(a)	212,209	1,296,597
Virtus Investment Partners Inc.(a)	10,992	945,312

		34,461,280

ELECTRIC – 2.23%
ALLETE Inc.	128,956	5,382,624
Avista Corp.	439,542	11,313,811
CH Energy Group Inc.	43,429	2,832,005
El Paso Electric Co.	113,834	3,898,815
NorthWestern Corp.	133,613	4,840,799
UIL Holdings Corp.	234,634	8,413,975
UNS Energy Corp.	123,526	5,170,798

		41,852,827

ELECTRICAL COMPONENTS & EQUIPMENT – 1.65%
Advanced Energy Industries Inc.(a)(b)	263,688	3,248,636
Belden Inc.	211,083	7,784,741
Encore Wire Corp.	138,831	4,062,195
EnerSys Inc.(a)	359,128	12,673,627
Powell Industries Inc.(a)	67,839	2,623,334
Vicor Corp.	70,364	469,328

		30,861,861

ELECTRONICS – 3.77%
Badger Meter Inc.	34,300	1,248,177
Bel Fuse Inc. Class B	80,644	1,506,430
Benchmark Electronics Inc.(a)(b)	419,575	6,406,910
Brady Corp. Class A	353,639	10,354,550
Checkpoint Systems Inc.(a)(b)	304,383	2,520,291
CTS Corp.	255,315	2,571,022
Daktronics Inc.	278,106	2,644,788
Electro Scientific Industries Inc.	187,382	2,289,808
ESCO Technologies Inc.	200,284	7,781,033
FEI Co.(b)	88,324	4,725,334
Measurement Specialties Inc.(a)(b)	38,313	1,263,563
Methode Electronics Inc.	264,239	2,565,761
Newport Corp.(a)(b)	285,285	3,155,252
Park Electrochemical Corp.	82,741	2,054,459
Plexus Corp.(a)(b)	261,260	7,913,565
Pulse Electronics Corp.	330,066	270,654
Rofin-Sinar Technologies Inc.(a)(b)	111,646	2,202,776
Rogers Corp.(a)(b)	44,511	1,885,486
TTM Technologies Inc.(a)(b)	391,402	3,690,921
Watts Water Technologies Inc. Class A	99,526	3,765,069

		70,815,849

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 1.39%
Aegion Corp.(a)(b)	294,139	$5,635,703
Dycom Industries Inc.(a)	250,839	3,607,065
EMCOR Group Inc.	497,702	14,204,415
Engility Holdings Inc.(a)(b)	57,781	1,066,060
Orion Marine Group Inc.(a)(b)	204,240	1,517,503

		26,030,746

ENTERTAINMENT – 1.03%
Marriott Vacations Worldwide Corp.(a)	213,647	7,695,565
Multimedia Games Holding Co. Inc.(a)	138,071	2,171,857
Pinnacle Entertainment Inc.(a)(b)	465,990	5,708,377
Shuffle Master Inc.(a)(b)	233,918	3,698,244

		19,274,043

ENVIRONMENTAL CONTROL – 0.91%
Calgon Carbon Corp.(a)	242,271	3,466,898
Darling International Inc.(a)	465,677	8,517,232
Tetra Tech Inc.(a)(b)	195,306	5,128,736

		17,112,866

FOOD – 2.17%
B&G Foods Inc. Class A	195,632	5,929,606
Cal-Maine Foods Inc.	103,565	4,654,211
Calavo Growers Inc.	37,431	935,775
Diamond Foods Inc.(b)	66,893	1,258,926
Hain Celestial Group Inc.(a)(b)	124,606	7,850,178
Nash-Finch Co.	91,988	1,878,395
Seneca Foods Corp. Class A(a)(b)	63,166	1,886,137
Snyders-Lance Inc.	204,724	5,118,100
Spartan Stores Inc.	163,512	2,503,369
United Natural Foods Inc.(a)(b)	149,761	8,753,530

		40,768,227

FOREST PRODUCTS & PAPER – 0.78%
Buckeye Technologies Inc.	101,299	3,247,646
Clearwater Paper Corp.(a)(b)	69,854	2,885,668
KapStone Paper and Packaging Corp.(a)	86,252	1,931,182
Neenah Paper Inc.	117,834	3,374,766
Wausau Paper Corp.	347,976	3,222,258

		14,661,520

GAS – 1.87%
Laclede Group Inc. (The)	156,536	6,731,048
New Jersey Resources Corp.	143,263	6,549,984
Northwest Natural Gas Co.	82,159	4,045,509
Piedmont Natural Gas Co.	290,899	9,448,400
Southwest Gas Corp.	186,067	8,224,161

		34,999,102

HEALTH CARE – PRODUCTS – 2.39%
Affymetrix Inc.(a)(b)	531,133	2,299,806
Cantel Medical Corp.	53,012	1,435,565
CONMED Corp.	212,776	6,064,116
CryoLife Inc.(b)	187,501	1,260,007

Security	Shares	Value
Greatbatch Inc.(a)(b)	57,194	$1,391,530
Hanger Inc.(a)(b)	256,143	7,307,760
Integra LifeSciences Holdings Corp.(a)	39,442	1,621,066
Invacare Corp.	217,315	3,072,834
Meridian Bioscience Inc.(b)	130,369	2,500,477
Merit Medical Systems Inc.(a)(b)	121,863	1,819,414
Natus Medical Inc.(a)	222,497	2,908,036
Palomar Medical Technologies Inc.(a)(b)	133,645	1,261,609
PSS World Medical Inc.(a)(b)	138,771	3,161,203
SurModics Inc.(a)	59,585	1,204,809
Symmetry Medical Inc.(a)(b)	275,404	2,723,745
West Pharmaceutical Services Inc.	89,023	4,724,451

		44,756,428

HEALTH CARE – SERVICES – 1.67%
Almost Family Inc.(a)(b)	62,564	1,331,362
Amedisys Inc.(a)	228,521	3,155,875
AmSurg Corp.(a)	87,870	2,493,751
Bio-Reference Laboratories Inc.(a)(b)	69,517	1,986,796
Centene Corp.(a)(b)	127,147	4,756,569
Gentiva Health Services Inc.(a)(b)	213,355	2,415,179
Healthways Inc.(a)(b)	249,899	2,926,317
Kindred Healthcare Inc.(a)(b)	395,739	4,503,510
LHC Group Inc.(a)(b)	115,149	2,126,802
Molina Healthcare Inc.(a)(b)	222,961	5,607,469

		31,303,630

HOLDING COMPANIES – DIVERSIFIED – 0.66%
Prospect Capital Corp.	1,081,626	12,460,331

		12,460,331

HOME BUILDERS – 1.35%
M/I Homes Inc.(a)	153,320	2,965,209
Meritage Homes Corp.(a)	230,185	8,753,936
Ryland Group Inc. (The)	174,083	5,222,490
Standard-Pacific Corp.(a)(b)	827,702	5,595,265
Winnebago Industries Inc.(a)(b)	219,837	2,776,541

		25,313,441

HOME FURNISHINGS – 1.10%
Ethan Allen Interiors Inc.	193,852	4,249,236
La-Z-Boy Inc.(a)(b)	391,399	5,726,167
Select Comfort Corp.(a)(b)	243,822	7,692,584
Universal Electronics Inc.(a)(b)	112,745	1,982,057
VOXX International Corp.(a)(b)	143,046	1,069,984

		20,720,028

HOUSEHOLD PRODUCTS & WARES – 0.98%
American Greetings Corp. Class A(b)	252,217	4,237,246
Blyth Inc.(b)	27,453	713,503
Central Garden & Pet Co. Class A(a)(b)	308,826	3,730,618
Helen of Troy Ltd.(a)(b)	101,788	3,239,912
Prestige Brands Holdings Inc.(a)(b)	377,918	6,409,489

		18,330,768

INSURANCE – 2.38%
Amerisafe Inc.(a)(b)	135,414	3,675,136

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
eHealth Inc.(a)	46,204	$867,249
Employers Holdings Inc.	225,725	4,137,539
Horace Mann Educators Corp.	294,970	5,341,907
Meadowbrook Insurance Group Inc.	351,169	2,700,490
Navigators Group Inc. (The)(a)	36,280	1,785,883
Presidential Life Corp.	160,268	2,232,533
Safety Insurance Group Inc.	94,804	4,349,607
Selective Insurance Group Inc.	411,635	7,816,949
Stewart Information Services Corp.	133,622	2,691,147
Tower Group Inc.	257,948	5,001,612
United Fire Group Inc.	163,398	4,104,558

		44,704,610

INTERNET – 1.30%
DealerTrack Holdings Inc.(a)(b)	143,332	3,991,796
Dice Holdings Inc.(a)(b)	223,249	1,879,757
Digital River Inc.(a)(b)	265,830	4,428,728
HealthStream Inc.(a)(b)	31,107	885,305
NutriSystem Inc.	214,806	2,261,907
PCTEL Inc.	130,381	919,186
Perficient Inc.(a)(b)	245,971	2,968,870
QuinStreet Inc.(a)	69,905	586,503
United Online Inc.	676,703	3,735,400
Vasco Data Security International Inc.(a)(b)	130,600	1,225,028
XO Group Inc.(a)	184,411	1,539,832

		24,422,312

IRON & STEEL – 0.21%
AK Steel Holding Corp.(b)	825,996	3,964,781

		3,964,781

LEISURE TIME – 1.08%
Arctic Cat Inc.(a)(b)	98,176	4,070,377
Brunswick Corp.	454,600	10,287,598
Callaway Golf Co.	485,312	2,979,816
Interval Leisure Group Inc.	156,023	2,953,515

		20,291,306

LODGING – 0.28%
Boyd Gaming Corp.(a)(b)	419,547	2,962,002
Marcus Corp.	150,314	1,668,485
Monarch Casino & Resort Inc.(a)(b)	71,472	622,521

		5,253,008

MACHINERY – 1.87%
Albany International Corp. Class A	215,457	4,733,590
Applied Industrial Technologies Inc.	141,511	5,862,801
Astec Industries Inc.(a)(b)	156,844	4,957,839
Briggs & Stratton Corp.	357,752	6,679,230
Cascade Corp.	33,843	1,852,566
Gerber Scientific Inc. Escrow(a)(c)	177,368	1,774
Intermec Inc.(a)(b)	421,192	2,615,602
Intevac Inc.(a)(b)	176,888	1,080,786
Robbins & Myers Inc.	89,304	5,322,518
Tennant Co.	46,075	1,972,931

		35,079,637

Security	Shares	Value
MANUFACTURING – 4.07%
A.O. Smith Corp.	165,283	$9,510,384
Actuant Corp. Class A	544,779	15,591,575
Barnes Group Inc.	350,846	8,774,659
Ceradyne Inc.	169,715	4,146,137
EnPro Industries Inc.(a)(b)	155,046	5,583,206
Federal Signal Corp.(a)	464,761	2,937,290
Hillenbrand Inc.	155,297	2,824,852
John Bean Technologies Corp.	215,862	3,525,026
Koppers Holdings Inc.	80,489	2,811,481
LSB Industries Inc.(a)(b)	70,017	3,071,646
Lydall Inc.(a)(b)	128,102	1,804,957
Movado Group Inc.	131,561	4,436,237
Myers Industries Inc.	232,969	3,638,976
Standex International Corp.	94,236	4,188,790
STR Holdings Inc.(a)(b)	107,639	333,681
Tredegar Corp.	179,603	3,186,157

		76,365,054

MEDIA – 0.24%
Digital Generation Inc.(a)(b)	190,588	2,165,080
E.W. Scripps Co. (The) Class A(a)(b)	212,976	2,268,194

		4,433,274

METAL FABRICATE & HARDWARE – 1.56%
A.M. Castle & Co.(a)(b)	125,385	1,566,059
CIRCOR International Inc.	76,551	2,889,800
Haynes International Inc.	33,290	1,736,074
Kaydon Corp.	146,000	3,261,640
Lawson Products Inc.	28,770	199,088
Mueller Industries Inc.	286,126	13,010,149
Olympic Steel Inc.(b)	69,325	1,170,206
RTI International Metals Inc.(a)(b)	226,907	5,432,154

		29,265,170

MINING – 1.00%
AMCOL International Corp.	77,671	2,631,493
Century Aluminum Co.(a)(b)	385,106	2,753,508
Globe Specialty Metals Inc.	158,322	2,409,661
Kaiser Aluminum Corp.	125,850	7,348,381
Materion Corp.	152,547	3,630,619

		18,773,662

OFFICE FURNISHINGS – 0.30%
Interface Inc.	428,855	5,665,175

		5,665,175

OIL & GAS – 1.88%
Comstock Resources Inc.(a)(b)	334,781	6,153,275
Gulfport Energy Corp.(a)(b)	125,789	3,932,164
PDC Energy Inc.(a)(b)	135,586	4,288,585
Penn Virginia Corp.	345,103	2,139,639
PetroQuest Energy Inc.(a)(b)	422,770	2,836,787
Stone Energy Corp.(a)(b)	370,156	9,298,319
Swift Energy Co.(a)(b)	321,179	6,706,217

		35,354,986

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
OIL & GAS SERVICES – 1.62%
Basic Energy Services Inc.(a)(b)	134,337	$1,507,261
Exterran Holdings Inc.(a)(b)	484,748	9,830,690
Gulf Island Fabrication Inc.	107,406	2,993,405
Hornbeck Offshore Services Inc.(a)	116,436	4,267,380
ION Geophysical Corp.(a)(b)	608,719	4,224,510
Matrix Service Co.(a)	194,241	2,053,127
Pioneer Energy Services Corp.(a)(b)	265,914	2,071,470
TETRA Technologies Inc.(a)	582,308	3,522,963

		30,470,806

PHARMACEUTICALS – 0.69%
Align Technology Inc.(a)(b)	176,916	6,540,585
Par Pharmaceutical Companies Inc.(a)(b)	71,979	3,597,510
PharMerica Corp.(a)(b)	222,012	2,810,672

		12,948,767

REAL ESTATE – 0.67%
Forestar Group Inc.(a)(b)	259,085	4,316,356
HFF Inc. Class A(a)(b)	158,860	2,367,014
Sovran Self Storage Inc.	101,407	5,866,395

		12,549,765

REAL ESTATE INVESTMENT TRUSTS – 8.79%
Acadia Realty Trust(b)	130,664	3,243,081
Cedar Realty Trust Inc.(b)	409,504	2,162,181
Colonial Properties Trust	438,799	9,236,719
Cousins Properties Inc.(b)	677,201	5,376,976
DiamondRock Hospitality Co.	1,459,355	14,053,589
Entertainment Properties Trust(b)	164,890	7,326,063
Extra Space Storage Inc.(b)	369,397	12,282,450
Franklin Street Properties Corp.(b)	540,239	5,980,446
Getty Realty Corp.(b)	200,512	3,599,190
Healthcare Realty Trust Inc.	380,036	8,759,830
Inland Real Estate Corp.(b)	399,556	3,296,337
Kilroy Realty Corp.(b)	270,937	12,132,559
Kite Realty Group Trust	452,191	2,306,174
LaSalle Hotel Properties	645,060	17,216,651
Lexington Realty Trust(b)	1,002,173	9,680,991
LTC Properties Inc.	104,488	3,327,943
Medical Properties Trust Inc.	1,013,209	10,588,034
Parkway Properties Inc.(b)	164,328	2,197,065
Pennsylvania Real Estate Investment Trust	393,553	6,241,751
Post Properties Inc.	178,139	8,543,546
Sabra Healthcare REIT Inc.	166,847	3,338,608
Saul Centers Inc.(b)	30,543	1,356,109
Tanger Factory Outlet Centers Inc.	287,650	9,299,725
Universal Health Realty Income Trust	32,224	1,481,660
Urstadt Biddle Properties Inc. Class A(b)	91,918	1,859,501

		164,887,179

RETAIL – 7.22%
Big 5 Sporting Goods Corp.	127,010	1,263,750
Brown Shoe Co. Inc.	304,011	4,873,296
Cabela’s Inc.(a)(b)	344,771	18,852,078
Cato Corp. (The) Class A	80,528	2,392,487
Christopher & Banks Corp.	280,135	983,274
Coldwater Creek Inc.(a)(b)	604,220	501,503

Security	Shares	Value
Cracker Barrel Old Country Store Inc.	60,744	$4,076,530
Fifth & Pacific Companies Inc.(a)	423,276	5,409,467
Finish Line Inc. (The) Class A	189,361	4,306,069
Fred’s Inc. Class A	253,189	3,602,879
Group 1 Automotive Inc.	159,889	9,630,114
Haverty Furniture Companies Inc.	147,691	2,049,951
Hot Topic Inc.	317,889	2,765,634
Jack in the Box Inc.(a)(b)	333,165	9,365,268
Kirkland’s Inc.(a)(b)	51,484	511,236
Lithia Motors Inc. Class A	155,266	5,171,910
Lumber Liquidators Holdings Inc.(a)(b)	60,898	3,086,311
MarineMax Inc.(a)(b)	178,416	1,479,069
Men’s Wearhouse Inc. (The)	356,593	12,277,497
OfficeMax Inc.(b)	648,312	5,063,317
Pep Boys - Manny, Moe & Jack (The)	395,754	4,028,776
PetMed Express Inc.	153,791	1,544,062
Red Robin Gourmet Burgers Inc.(a)(b)	98,167	3,196,318
Ruby Tuesday Inc.(a)(b)	451,252	3,271,577
Ruth’s Hospitality Group Inc.(a)(b)	266,250	1,696,013
Sonic Automotive Inc. Class A	277,904	5,274,618
Sonic Corp.(a)(b)	407,194	4,181,882
Stage Stores Inc.	235,157	4,952,406
Stein Mart Inc.(a)	207,293	1,764,063
Texas Roadhouse Inc.	175,340	2,998,314
Tuesday Morning Corp.(a)(b)	314,150	2,057,683
Zale Corp.(a)(b)	194,554	1,342,423
Zumiez Inc.(a)(b)	53,647	1,487,631

		135,457,406

SAVINGS & LOANS – 1.46%
Bank Mutual Corp.	323,355	1,471,265
Brookline Bancorp Inc.	523,728	4,619,281
Dime Community Bancshares Inc.	214,500	3,097,380
Northwest Bancshares Inc.	731,499	8,946,233
Oritani Financial Corp.	75,854	1,141,603
Provident Financial Services Inc.	405,293	6,399,576
ViewPoint Financial Group	85,360	1,636,351

		27,311,689

SEMICONDUCTORS – 1.77%
ATMI Inc.(a)(b)	134,498	2,497,628
Brooks Automation Inc.	159,717	1,282,527
Cohu Inc.	170,822	1,604,019
Diodes Inc.(a)(b)	102,322	1,740,497
DSP Group Inc.(a)(b)	164,280	975,823
Kopin Corp.(a)(b)	245,281	922,257
Micrel Inc.	133,788	1,394,071
Microsemi Corp.(a)	192,593	3,865,341
MKS Instruments Inc.	146,032	3,722,356
Monolithic Power Systems Inc.(a)(b)	81,702	1,613,614
Nanometrics Inc.(a)(b)	51,234	707,542
Pericom Semiconductor Corp.(a)(b)	160,811	1,396,644
Rudolph Technologies Inc.(a)(b)	242,778	2,549,169
Sigma Designs Inc.(a)(b)	251,019	1,659,236
Supertex Inc.(a)(b)	49,418	883,594
Tessera Technologies Inc.	136,811	1,871,574
TriQuint Semiconductor Inc.(a)(b)	516,143	2,606,522
Ultratech Inc.(a)	63,637	1,996,929

		33,289,343

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
SOFTWARE – 1.79%
Avid Technology Inc.(a)(b)	227,956	$2,156,464
Bottomline Technologies Inc.(a)(b)	96,943	2,393,522
CSG Systems International Inc.(a)(b)	101,453	2,281,678
Digi International Inc.(a)(b)	194,367	1,974,769
EPIQ Systems Inc.	126,433	1,696,731
Monotype Imaging Holdings Inc.(b)	138,013	2,151,623
Omnicell Inc.(a)	147,950	2,056,505
Progress Software Corp.(a)	251,289	5,375,072
SYNNEX Corp.(a)(b)	198,428	6,464,784
Take-Two Interactive Software Inc.(a)(b)	675,264	7,043,003

		33,594,151

STORAGE & WAREHOUSING – 0.25%
Mobile Mini Inc.(a)(b)	283,608	4,739,090

		4,739,090

TELECOMMUNICATIONS – 2.90%
Anixter International Inc.	206,201	11,848,310
ARRIS Group Inc.(a)	846,910	10,831,979
Black Box Corp.	126,610	3,229,821
Cbeyond Inc.(a)	230,583	2,273,548
Cincinnati Bell Inc.(a)(b)	1,474,350	8,403,795
Comtech Telecommunications Corp.	134,089	3,706,220
General Communication Inc. Class A(a)	136,257	1,335,319
Harmonic Inc.(a)(b)	874,476	3,970,121
Lumos Networks Corp.	111,078	873,073
Neutral Tandem Inc.(a)(b)	65,045	610,122
Novatel Wireless Inc.(a)(b)	250,790	496,564
NTELOS Holdings Corp.	113,435	1,970,366
Oplink Communications Inc.(a)(b)	53,397	883,186
Symmetricom Inc.(a)(b)	313,094	2,182,265
USA Mobility Inc.	158,048	1,876,030

		54,490,719

TEXTILES – 0.34%
G&K Services Inc. Class A	141,218	4,421,535
UniFirst Corp.	30,302	2,023,871

		6,445,406

TOYS, GAMES & HOBBIES – 0.12%
JAKKS Pacific Inc.(b)	155,365	2,263,668

		2,263,668

TRANSPORTATION – 1.61%
Arkansas Best Corp.	178,769	1,415,850
Bristow Group Inc.	267,359	13,514,997
Heartland Express Inc.	197,495	2,638,533
Hub Group Inc. Class A(a)(b)	114,592	3,401,091
Knight Transportation Inc.	242,131	3,462,473
Old Dominion Freight Line Inc.(a)(b)	147,792	4,457,407
Overseas Shipholding Group Inc.(b)	185,593	1,224,914

		30,115,265

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $1,817,802,404)		$1,878,245,599

SHORT-TERM INVESTMENTS – 15.88%

MONEY MARKET FUNDS – 15.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	272,547,845	272,547,845
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	19,192,792	19,192,792
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	6,220,271	6,220,271

		297,960,908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $297,960,908)		297,960,908

TOTAL INVESTMENTS IN SECURITIES – 116.00%
(Cost: $2,115,763,312)		2,176,206,507

Other Assets, Less Liabilities – (16.00)%		(300,133,999)

NET ASSETS – 100.00%		$1,876,072,508

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.14%
Interpublic Group of Companies Inc. (The)	1,079,375	$12,002,651
Omnicom Group Inc.	653,680	33,703,741

		45,706,392

AEROSPACE & DEFENSE – 1.63%
Boeing Co. (The)	1,665,093	115,923,775
General Dynamics Corp.	816,089	53,959,805
L-3 Communications Holdings Inc.	237,021	16,996,776
Lockheed Martin Corp.	662,656	61,878,817
Northrop Grumman Corp.	608,321	40,410,764
Raytheon Co.	817,047	46,702,406
Rockwell Collins Inc.	349,051	18,723,096
United Technologies Corp.	2,064,329	161,616,317

		516,211,756

AGRICULTURE – 2.07%
Altria Group Inc.	5,002,621	167,037,515
Archer-Daniels-Midland Co.	1,620,787	44,052,991
Lorillard Inc.	321,431	37,430,640
Philip Morris International Inc.	4,148,379	373,105,207
Reynolds American Inc.	807,104	34,979,887

		656,606,240

AIRLINES – 0.05%
Southwest Airlines Co.	1,823,413	15,991,332

		15,991,332

APPAREL – 0.57%
Coach Inc.	701,838	39,316,965
Nike Inc. Class B	904,708	85,865,836
Ralph Lauren Corp.	150,172	22,710,512
VF Corp.	216,359	34,478,970

		182,372,283

AUTO MANUFACTURERS – 0.40%
Ford Motor Co.	9,385,796	92,543,949
PACCAR Inc.	869,922	34,818,628

		127,362,577

AUTO PARTS & EQUIPMENT – 0.23%
BorgWarner Inc.(a)	281,171	19,431,728
Goodyear Tire & Rubber Co. (The)(a)	604,284	7,366,222
Johnson Controls Inc.	1,683,030	46,115,022

		72,912,972

BANKS – 6.80%
Bank of America Corp.	26,520,896	234,179,512
Bank of New York Mellon Corp. (The)	2,907,059	65,757,674

Security	Shares	Value
BB&T Corp.	1,720,498	$57,051,714
Capital One Financial Corp.	1,429,765	81,510,903
Citigroup Inc.	7,216,486	236,123,422
Comerica Inc.	474,529	14,734,125
Fifth Third Bancorp	2,261,374	35,073,911
First Horizon National Corp.	614,207	5,914,813
Goldman Sachs Group Inc. (The)	1,108,987	126,069,642
Huntington Bancshares Inc.	2,119,548	14,624,881
J.P. Morgan Chase & Co.	9,348,333	378,420,520
KeyCorp	2,317,791	20,257,493
M&T Bank Corp.	296,096	28,176,495
Morgan Stanley	3,403,017	56,966,505
Northern Trust Corp.	538,480	24,993,549
PNC Financial Services Group Inc. (The)(b)	1,302,860	82,210,466
Regions Financial Corp.	3,476,230	25,063,618
State Street Corp.	1,179,009	49,471,218
SunTrust Banks Inc.	1,325,158	37,462,217
U.S. Bancorp	4,664,089	159,978,253
Wells Fargo & Co.	12,088,919	417,430,373
Zions Bancorp	454,669	9,391,188

		2,160,862,492

BEVERAGES – 2.43%
Beam Inc.	389,289	22,399,689
Brown-Forman Corp. Class B NVS	372,366	24,296,882
Coca-Cola Co. (The)	9,527,636	361,383,234
Coca-Cola Enterprises Inc.	680,434	21,277,171
Constellation Brands Inc. Class A(a)	363,481	11,758,610
Dr Pepper Snapple Group Inc.	517,595	23,048,505
Molson Coors Brewing Co. Class B NVS	382,036	17,210,722
Monster Beverage Corp.(a)	377,156	20,426,769
PepsiCo Inc.	3,829,829	271,036,998

		772,838,580

BIOTECHNOLOGY – 1.66%
Alexion Pharmaceuticals Inc.(a)	475,107	54,352,241
Amgen Inc.	1,896,803	159,938,429
Biogen Idec Inc.(a)	581,592	86,790,974
Celgene Corp.(a)	1,061,727	81,115,943
Gilead Sciences Inc.(a)(c)	1,861,855	123,496,842
Life Technologies Corp.(a)(c)	430,781	21,056,575

		526,751,004

BUILDING MATERIALS – 0.04%
Masco Corp.	881,746	13,270,277

		13,270,277

CHEMICALS – 2.39%
Air Products and Chemicals Inc.	521,011	43,087,610
Airgas Inc.	171,211	14,090,665
CF Industries Holdings Inc.	154,292	34,289,854
Dow Chemical Co. (The)	2,948,415	85,386,099
E.I. du Pont de Nemours and Co.	2,289,532	115,094,774
Eastman Chemical Co.	375,829	21,426,011
Ecolab Inc.	647,822	41,985,344
FMC Corp.	337,315	18,680,505
International Flavors & Fragrances Inc.	201,178	11,986,185
LyondellBasell Industries NV Class A	834,776	43,124,528
Monsanto Co.	1,311,516	119,374,186

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value
Mosaic Co. (The)	680,594	$39,209,020
PPG Industries Inc.	375,773	43,153,771
Praxair Inc.	733,751	76,222,054
Sherwin-Williams Co. (The)	209,644	31,218,088
Sigma-Aldrich Corp.	296,815	21,361,776

		759,690,470

COAL – 0.11%
Alpha Natural Resources Inc.(a)(c)	544,084	3,574,632
CONSOL Energy Inc.	558,765	16,790,888
Peabody Energy Corp.	662,189	14,760,193

		35,125,713

COMMERCIAL SERVICES – 1.11%
Apollo Group Inc. Class A(a)(c)	249,153	7,237,895
Automatic Data Processing Inc.	1,192,298	69,940,201
DeVry Inc.	1,088	24,763
Equifax Inc.	295,955	13,785,584
H&R Block Inc.	669,414	11,600,945
Iron Mountain Inc.	373,081	12,725,793
MasterCard Inc. Class A	264,123	119,246,252
Moody’s Corp.	475,322	20,994,973
Paychex Inc.	794,263	26,441,015
Quanta Services Inc.(a)	526,246	12,998,276
R.R. Donnelley & Sons Co.(c)	445,186	4,718,971
Robert Half International Inc.	350,143	9,324,308
SAIC Inc.	700,487	8,433,863
Total System Services Inc.	399,350	9,464,595
Western Union Co.	1,481,976	27,001,603

		353,939,037

COMPUTERS – 8.36%
Accenture PLC Class A	1,562,195	109,400,516
Apple Inc.	2,306,845	1,539,265,395
Cognizant Technology Solutions Corp. Class A(a)	734,711	51,370,993
Computer Sciences Corp.	383,522	12,353,244
Dell Inc.	3,585,657	35,354,578
EMC Corp.(a)(c)	5,164,701	140,841,396
Hewlett-Packard Co.	4,838,483	82,544,520
International Business Machines Corp.	2,643,521	548,398,432
Lexmark International Inc. Class A(c)	1,360	30,260
NetApp Inc.(a)(c)	894,049	29,396,331
SanDisk Corp.(a)	594,147	25,803,804
Seagate Technology PLC	869,711	26,961,041
Teradata Corp.(a)	414,866	31,285,045
Western Digital Corp.	546,988	21,184,845

		2,654,190,400

COSMETICS & PERSONAL CARE – 2.02%
Avon Products Inc.	1,060,499	16,914,959
Colgate-Palmolive Co.	1,096,871	117,606,509
Estee Lauder Companies Inc. (The) Class A	590,737	36,371,677
Procter & Gamble Co. (The)	6,777,987	470,121,178

		641,014,323

DISTRIBUTION & WHOLESALE – 0.30%
Fastenal Co.	663,228	28,512,172
Fossil Inc.(a)(c)	135,194	11,450,932

Security	Shares	Value
Genuine Parts Co.	381,349	$23,273,729
W.W. Grainger Inc.	147,513	30,737,284

		93,974,117

DIVERSIFIED FINANCIAL SERVICES – 2.25%
American Express Co.	2,427,095	138,004,622
Ameriprise Financial Inc.	518,593	29,399,037
BlackRock Inc.(b)	314,882	56,143,460
Charles Schwab Corp. (The)	2,696,476	34,487,928
CME Group Inc.	752,790	43,134,867
Discover Financial Services	1,267,126	50,342,916
E*TRADE Financial Corp.(a)(c)	633,983	5,585,390
Federated Investors Inc. Class B(c)	231,377	4,787,190
Franklin Resources Inc.	340,035	42,528,177
IntercontinentalExchange Inc.(a)	178,931	23,871,185
Invesco Ltd.	1,095,318	27,371,997
Legg Mason Inc.	296,844	7,326,110
NASDAQ OMX Group Inc. (The)	292,613	6,816,420
NYSE Euronext Inc.	603,494	14,876,127
SLM Corp.	1,152,862	18,122,991
T. Rowe Price Group Inc.	624,629	39,539,016
Visa Inc. Class A	1,286,248	172,717,381

		715,054,814

ELECTRIC – 3.15%
AES Corp. (The)(a)	1,523,953	16,717,764
Ameren Corp.	596,027	19,472,202
American Electric Power Co. Inc.	1,193,337	52,435,228
CMS Energy Corp.	654,265	15,407,941
Consolidated Edison Inc.	720,755	43,166,017
Dominion Resources Inc.	1,410,954	74,695,905
DTE Energy Co.	422,316	25,313,621
Duke Energy Corp.	1,732,736	112,281,293
Edison International	801,754	36,632,140
Entergy Corp.	436,301	30,235,659
Exelon Corp.	2,100,529	74,736,822
FirstEnergy Corp.	1,029,166	45,386,221
Integrys Energy Group Inc.	192,378	10,042,132
NextEra Energy Inc.	1,040,358	73,168,378
Northeast Utilities	772,139	29,518,874
NRG Energy Inc.	562,585	12,033,693
Pepco Holdings Inc.(c)	565,148	10,681,297
PG&E Corp.	1,049,473	44,781,013
Pinnacle West Capital Corp.	270,494	14,282,083
PPL Corp.	1,429,119	41,515,907
Public Service Enterprise Group Inc.	1,245,034	40,065,194
SCANA Corp.(c)	324,094	15,644,017
Southern Co. (The)	2,152,765	99,220,939
TECO Energy Inc.	502,758	8,918,927
Wisconsin Energy Corp.	566,267	21,331,278
Xcel Energy Inc.	1,199,807	33,246,652

		1,000,931,197

ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
Emerson Electric Co.	1,789,828	86,394,997
Molex Inc.	339,963	8,934,228

		95,329,225

2	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value

ELECTRONICS – 1.15%
Agilent Technologies Inc.	857,459	$32,969,299
Amphenol Corp. Class A	395,876	23,309,179
FLIR Systems Inc.	372,996	7,450,595
Honeywell International Inc.	1,920,868	114,771,863
Jabil Circuit Inc.	461,664	8,642,350
PerkinElmer Inc.	281,662	8,300,579
TE Connectivity Ltd.	1,052,832	35,806,816
Thermo Fisher Scientific Inc.	899,615	52,924,350
Tyco International Ltd.	1,131,745	63,671,974
Waters Corp.(a)(c)	215,304	17,941,282

		365,788,287

ENGINEERING & CONSTRUCTION – 0.11%
Fluor Corp.	410,530	23,104,629
Jacobs Engineering Group Inc.(a)(c)	320,338	12,951,265

		36,055,894

ENTERTAINMENT – 0.03%
International Game Technology	659,499	8,632,842

		8,632,842

ENVIRONMENTAL CONTROL – 0.23%
Republic Services Inc.	736,097	20,250,028
Stericycle Inc.(a)(c)	210,384	19,043,960
Waste Management Inc.	1,072,307	34,399,609

		73,693,597

FOOD – 1.85%
Campbell Soup Co.(c)	441,860	15,385,565
ConAgra Foods Inc.	998,989	27,562,107
Dean Foods Co.(a)(c)	456,391	7,461,993
General Mills Inc.	1,595,356	63,574,937
H.J. Heinz Co.	788,031	44,090,334
Hershey Co. (The)	373,049	26,445,444
Hormel Foods Corp.	331,043	9,679,697
J.M. Smucker Co. (The)	269,068	23,228,640
Kellogg Co.	607,409	31,378,749
Kraft Foods Inc. Class A	4,367,229	180,584,919
Kroger Co. (The)	1,340,392	31,552,828
McCormick & Co. Inc. NVS	325,858	20,216,230
Safeway Inc.(c)	591,370	9,515,143
Sysco Corp.	1,443,584	45,140,872
Tyson Foods Inc. Class A	714,942	11,453,371
Whole Foods Market Inc.	422,640	41,165,136

		588,435,965

FOREST PRODUCTS & PAPER – 0.17%
International Paper Co.	1,076,223	39,088,419
MeadWestvaco Corp.	428,674	13,117,425

		52,205,844

GAS – 0.28%
AGL Resources Inc.	290,159	11,870,404
CenterPoint Energy Inc.	1,050,463	22,374,862

Security	Shares	Value
NiSource Inc.	699,477	$17,822,674
Sempra Energy	553,179	35,674,514

		87,742,454

HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	143,610	10,321,251
Stanley Black & Decker Inc.	413,760	31,549,200

		41,870,451

HEALTH CARE – PRODUCTS – 1.78%
Baxter International Inc.	1,346,622	81,147,442
Becton, Dickinson and Co.	491,102	38,580,973
Boston Scientific Corp.(a)	3,486,154	20,010,524
C.R. Bard Inc.	191,579	20,048,742
CareFusion Corp.(a)	544,371	15,454,693
Covidien PLC	1,181,464	70,202,591
Edwards Lifesciences Corp.(a)(c)	284,753	30,573,930
Hospira Inc.(a)(c)	407,682	13,380,123
Intuitive Surgical Inc.(a)(c)	98,266	48,703,577
Medtronic Inc.	2,510,434	108,249,914
St. Jude Medical Inc.	772,670	32,552,587
Stryker Corp.	711,518	39,603,092
Varian Medical Systems Inc.(a)(c)	271,732	16,390,874
Zimmer Holdings Inc.	429,869	29,067,742

		563,966,804

HEALTH CARE – SERVICES – 1.16%
Aetna Inc.	822,407	32,567,317
Cigna Corp.	709,595	33,471,596
Coventry Health Care Inc.	330,486	13,777,962
DaVita Inc.(a)	209,297	21,685,262
Humana Inc.	397,872	27,910,721
Laboratory Corp. of America Holdings(a)(c)	235,710	21,796,104
Quest Diagnostics Inc.	390,382	24,761,930
Tenet Healthcare Corp.(a)(c)	1,028,993	6,451,786
UnitedHealth Group Inc.	2,541,361	140,816,813
WellPoint Inc.	800,229	46,421,284

		369,660,775

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	489,156	11,128,299

		11,128,299

HOME BUILDERS – 0.13%
D.R. Horton Inc.	681,363	14,063,332
Lennar Corp. Class A	401,989	13,977,158
PulteGroup Inc.(a)	833,838	12,924,489

		40,964,979

HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	165,865	7,656,329
Whirlpool Corp.	190,242	15,772,964

		23,429,293

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES – 0.36%
Avery Dennison Corp.	250,548	$7,972,437
Clorox Co. (The)	318,638	22,957,868
Kimberly-Clark Corp.	971,767	83,358,173

		114,288,478

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	713,073	13,612,564

		13,612,564

INSURANCE – 3.77%
ACE Ltd.	834,455	63,084,798
Aflac Inc.	1,152,351	55,174,566
Allstate Corp. (The)	1,193,358	47,268,910
American International Group Inc.(a)	2,870,026	94,108,153
Aon PLC	793,441	41,489,030
Assurant Inc.	200,222	7,468,281
Berkshire Hathaway Inc. Class B(a)	4,512,876	398,035,663
Chubb Corp. (The)	654,244	49,905,732
Cincinnati Financial Corp.	358,700	13,591,143
Genworth Financial Inc. Class A(a)	1,213,893	6,348,660
Hartford Financial Services Group Inc. (The)	1,070,899	20,818,277
Lincoln National Corp.	685,257	16,576,367
Loews Corp.	769,062	31,731,498
Marsh & McLennan Companies Inc.	1,339,210	45,439,395
MetLife Inc.	2,614,082	90,081,266
Principal Financial Group Inc.	681,477	18,358,990
Progressive Corp. (The)	1,379,145	28,603,467
Prudential Financial Inc.	1,146,768	62,510,324
Torchmark Corp.	235,577	12,096,879
Travelers Companies Inc. (The)	948,317	64,732,119
Unum Group	691,720	13,294,858
XL Group PLC	750,674	18,038,696

		1,198,757,072

INTERNET – 3.38%
Amazon.com Inc.(a)	890,025	226,351,158
eBay Inc.(a)	2,854,165	138,170,128
Expedia Inc.	231,285	13,377,524
F5 Networks Inc.(a)	194,193	20,332,007
Google Inc. Class A(a)	651,853	491,823,089
Netflix Inc.(a)(c)	137,117	7,464,649
Priceline.com Inc.(a)(c)	122,620	75,868,673
Symantec Corp.(a)	1,729,897	31,138,146
TripAdvisor Inc.(a)(c)	270,560	8,909,541
VeriSign Inc.(a)	384,007	18,697,301
Yahoo! Inc.(a)(c)	2,565,384	40,982,009

		1,073,114,225

IRON & STEEL – 0.19%
Allegheny Technologies Inc.	264,626	8,441,569
Cliffs Natural Resources Inc.	351,831	13,767,147
Nucor Corp.	781,255	29,890,816
United States Steel Corp.(c)	356,238	6,793,459

		58,892,991

Security	Shares	Value

LEISURE TIME – 0.20%
Carnival Corp.	1,100,420	$40,099,305
Harley-Davidson Inc.	560,462	23,746,775

		63,846,080

LODGING – 0.29%
Marriott International Inc. Class A	619,231	24,211,932
Starwood Hotels & Resorts Worldwide Inc.	483,399	28,017,806
Wyndham Worldwide Corp.	349,155	18,323,654
Wynn Resorts Ltd.	195,147	22,527,770

		93,081,162

MACHINERY – 1.10%
Caterpillar Inc.	1,607,634	138,320,829
Cummins Inc.	435,746	40,180,139
Deere & Co.	963,828	79,506,172
Flowserve Corp.	125,492	16,030,348
Joy Global Inc.	259,731	14,560,520
Rockwell Automation Inc.	347,119	24,142,126
Roper Industries Inc.	240,585	26,437,886
Xylem Inc.	458,247	11,524,912

		350,702,932

MANUFACTURING – 3.40%
3M Co.	1,565,160	144,652,087
Cooper Industries PLC	393,420	29,530,105
Danaher Corp.	1,437,399	79,272,555
Dover Corp.	449,683	26,751,642
Eaton Corp.	830,778	39,262,568
General Electric Co.	25,984,196	590,101,091
Illinois Tool Works Inc.	1,061,454	63,124,670
Ingersoll-Rand PLC	705,505	31,620,734
Leggett & Platt Inc.	347,147	8,696,032
Pall Corp.	285,365	18,117,824
Parker Hannifin Corp.	367,783	30,739,303
Textron Inc.	689,918	18,055,154

		1,079,923,765

MEDIA – 3.38%
Cablevision NY Group Class A	532,780	8,444,563
CBS Corp. Class B NVS	1,464,745	53,214,186
Comcast Corp. Class A	6,584,923	235,542,696
DIRECTV(a)(c)	1,545,092	81,055,526
Discovery Communications Inc. Series A(a)(c)	608,174	36,265,416
Gannett Co. Inc.	571,426	10,142,811
McGraw-Hill Companies Inc. (The)	689,561	37,643,135
News Corp. Class A NVS	5,010,132	122,898,538
Scripps Networks Interactive Inc. Class A	213,421	13,067,768
Time Warner Cable Inc.	753,963	71,671,723
Time Warner Inc.	2,335,174	105,853,437
Viacom Inc. Class B NVS	1,165,026	62,433,743
Walt Disney Co. (The)	4,415,526	230,843,699
Washington Post Co. (The) Class B(c)	11,232	4,077,553

		1,073,154,794

4	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE – 0.18%
Precision Castparts Corp.	357,646	$58,417,898

		58,417,898

MINING – 0.63%
Alcoa Inc.	2,623,141	23,214,798
Freeport-McMoRan Copper & Gold Inc.	2,336,032	92,460,146
Newmont Mining Corp.	1,221,001	68,388,266
Titanium Metals Corp.	181,598	2,329,902
Vulcan Materials Co.	317,369	15,011,554

		201,404,666

MISCELLANEOUS – MANUFACTURING – 0.03%
Pentair Ltd. Registered	242,234	10,718,854

		10,718,854

OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.(c)	495,407	6,846,525
Xerox Corp.	3,214,903	23,597,388

		30,443,913

OIL & GAS – 9.10%
Anadarko Petroleum Corp.	1,229,655	85,977,478
Apache Corp.	962,723	83,246,658
Cabot Oil & Gas Corp.	516,209	23,177,784
Chesapeake Energy Corp.	1,277,242	24,101,556
Chevron Corp.	4,828,601	562,821,733
ConocoPhillips	2,988,836	170,901,642
Denbury Resources Inc.(a)(c)	960,025	15,514,004
Devon Energy Corp.	925,784	56,009,932
Diamond Offshore Drilling Inc.	171,645	11,295,957
Ensco PLC Class A	571,043	31,156,106
EOG Resources Inc.	664,473	74,454,200
EQT Corp.	367,650	21,691,350
Exxon Mobil Corp.	11,359,300	1,038,807,985
Helmerich & Payne Inc.	260,974	12,424,972
Hess Corp.	731,138	39,276,733
Marathon Oil Corp.	1,734,940	51,302,176
Marathon Petroleum Corp.	832,482	45,445,192
Murphy Oil Corp.	453,874	24,368,495
Nabors Industries Ltd.(a)(c)	717,006	10,059,594
Newfield Exploration Co.(a)	333,296	10,438,831
Noble Corp.(a)	620,994	22,219,165
Noble Energy Inc.	437,638	40,573,419
Occidental Petroleum Corp.	1,993,220	171,536,513
Phillips 66	1,542,789	71,539,126
Pioneer Natural Resources Co.	302,789	31,611,172
QEP Resources Inc.	438,942	13,896,904
Range Resources Corp.	399,748	27,930,393
Rowan Companies PLC(a)(c)	306,663	10,356,009
Southwestern Energy Co.(a)(c)	856,679	29,795,296
Sunoco Inc.	258,614	12,110,894
Tesoro Corp.	345,192	14,463,545
Valero Energy Corp.	1,357,441	43,003,731
WPX Energy Inc.(a)(c)	491,447	8,153,106

		2,889,661,651

Security	Shares	Value

OIL & GAS SERVICES – 1.60%
Baker Hughes Inc.	1,081,689	$48,924,793
Cameron International Corp.(a)	606,080	33,982,906
FMC Technologies Inc.(a)(c)	586,483	27,154,163
Halliburton Co.	2,283,127	76,918,549
National Oilwell Varco Inc.	1,049,374	84,065,351
Schlumberger Ltd.	3,265,643	236,203,958

		507,249,720

PACKAGING & CONTAINERS – 0.12%
Ball Corp.	379,646	16,062,822
Bemis Co. Inc.	255,009	8,025,133
Owens-Illinois Inc.(a)	407,576	7,646,126
Sealed Air Corp.	431,592	6,672,412

		38,406,493

PHARMACEUTICALS – 7.05%
Abbott Laboratories	3,861,957	264,775,772
Allergan Inc.	756,786	69,306,462
AmerisourceBergen Corp.	618,738	23,951,348
Bristol-Myers Squibb Co.	4,131,843	139,449,701
Cardinal Health Inc.	839,352	32,709,547
DENTSPLY International Inc.	350,087	13,352,318
Eli Lilly and Co.	2,512,994	119,141,046
Express Scripts Holding Co.(a)	1,995,145	125,035,737
Forest Laboratories Inc.(a)	574,703	20,465,174
Johnson & Johnson	6,784,778	467,539,052
McKesson Corp.	580,764	49,963,127
Mead Johnson Nutrition Co. Class A	501,415	36,743,691
Merck & Co. Inc.	7,494,999	338,024,455
Mylan Inc.(a)	998,038	24,352,127
Patterson Companies Inc.	209,819	7,184,203
Perrigo Co.	216,197	25,115,605
Pfizer Inc.	18,381,567	456,781,940
Watson Pharmaceuticals Inc.(a)	313,923	26,733,683

		2,240,624,988

PIPELINES – 0.55%
Kinder Morgan Inc.	1,403,786	49,862,479
ONEOK Inc.	504,195	24,357,660
Spectra Energy Corp.	1,606,656	47,171,420
Williams Companies Inc. (The)	1,541,674	53,912,340

		175,303,899

REAL ESTATE – 0.04%
CBRE Group Inc. Class A(a)	740,531	13,633,176

		13,633,176

REAL ESTATE INVESTMENT TRUSTS – 2.08%
American Tower Corp.	972,420	69,421,064
Apartment Investment and Management Co. Class A(c)	359,340	9,339,247
AvalonBay Communities Inc.(c)	238,483	32,431,303
Boston Properties Inc.(c)	370,971	41,033,102
Equity Residential	740,796	42,617,994
HCP Inc.(c)	1,057,052	47,017,673
Health Care REIT Inc.(c)	626,419	36,175,697

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value
Host Hotels & Resorts Inc.(c)	1,778,042	$28,537,574
Kimco Realty Corp.(c)	999,921	20,268,399
Plum Creek Timber Co. Inc.(c)	396,530	17,383,875
Prologis Inc.	1,133,669	39,712,425
Public Storage	354,668	49,359,146
Simon Property Group Inc.	746,487	113,324,191
Ventas Inc.(c)	726,854	45,246,661
Vornado Realty Trust	416,135	33,727,742
Weyerhaeuser Co.	1,323,378	34,593,101

		660,189,194
RETAIL – 6.27%
Abercrombie & Fitch Co. Class A	203,874	6,915,406
AutoNation Inc.(a)(c)	95,393	4,165,812
AutoZone Inc.(a)(c)	92,090	34,042,910
Bed Bath & Beyond Inc.(a)(c)	571,317	35,992,971
Best Buy Co. Inc.	656,758	11,289,670
Big Lots Inc.(a)(c)	147,093	4,351,011
CarMax Inc.(a)(c)	560,404	15,859,433
Chipotle Mexican Grill Inc.(a)(c)	77,942	24,749,703
Costco Wholesale Corp.	1,063,942	106,527,193
CVS Caremark Corp.	3,130,859	151,596,193
Darden Restaurants Inc.	314,862	17,553,556
Dollar Tree Inc.(a)	566,632	27,354,160
Family Dollar Stores Inc.	238,017	15,780,527
GameStop Corp. Class A(c)	304,794	6,400,674
Gap Inc. (The)	733,660	26,250,355
Home Depot Inc. (The)	3,709,634	223,950,605
J.C. Penney Co. Inc.(c)	351,637	8,541,263
Kohl’s Corp.	530,948	27,195,156
Limited Brands Inc.	587,080	28,919,561
Lowe’s Companies Inc.	2,806,813	84,878,025
Macy’s Inc.	990,537	37,264,002
McDonald’s Corp.	2,481,639	227,690,378
Nordstrom Inc.	375,380	20,713,468
O’Reilly Automotive Inc.(a)(c)	292,365	24,447,561
Ross Stores Inc.	551,026	35,596,280
Staples Inc.	1,676,753	19,316,195
Starbucks Corp.	1,870,301	94,917,776
Target Corp.	1,611,614	102,289,141
Tiffany & Co.	292,400	18,093,712
TJX Companies Inc. (The)	1,811,428	81,133,860
Urban Outfitters Inc.(a)	269,509	10,122,758
Wal-Mart Stores Inc.	4,136,030	305,239,014
Walgreen Co.	2,109,187	76,858,774
Yum! Brands Inc.	1,121,781	74,418,951

		1,990,416,054
SAVINGS & LOANS – 0.06%
Hudson City Bancorp Inc.	1,173,974	9,344,833
People’s United Financial Inc.	867,954	10,536,962

		19,881,795
SEMICONDUCTORS – 2.83%
Advanced Micro Devices Inc.(a)(c)	1,484,884	5,004,059
Altera Corp.	787,159	26,751,599
Analog Devices Inc.	735,480	28,823,461
Applied Materials Inc.	3,045,338	34,001,199
Broadcom Corp. Class A(a)	1,265,581	43,763,791
First Solar Inc.(a)(c)	148,175	3,281,335

Security	Shares	Value
Intel Corp.	12,311,845	$279,232,645
KLA-Tencor Corp.	409,003	19,511,488
Lam Research Corp.(a)(c)	450,122	14,307,128
Linear Technology Corp.	565,518	18,011,748
LSI Corp.(a)(c)	1,376,775	9,513,515
Microchip Technology Inc.	475,258	15,559,947
Micron Technology Inc.(a)(c)	2,496,259	14,940,110
NVIDIA Corp.(a)(c)	1,522,116	20,305,027
QUALCOMM Inc.	4,191,761	261,943,145
Teradyne Inc.(a)(c)	463,176	6,586,363
Texas Instruments Inc.	2,799,892	77,137,025
Xilinx Inc.	644,466	21,531,609

		900,205,194
SOFTWARE – 3.78%
Adobe Systems Inc.(a)(c)	1,210,156	39,281,664
Akamai Technologies Inc.(a)(c)	435,177	16,649,872
Autodesk Inc.(a)(c)	557,248	18,595,366
BMC Software Inc.(a)	359,975	14,935,363
CA Inc.	841,757	21,687,869
Cerner Corp.(a)(c)	357,860	27,701,943
Citrix Systems Inc.(a)(c)	460,120	35,231,388
Dun & Bradstreet Corp. (The)	110,814	8,823,011
Electronic Arts Inc.(a)	786,150	9,976,243
Fidelity National Information Services Inc.	615,111	19,203,765
Fiserv Inc.(a)	333,640	24,699,369
Intuit Inc.	679,355	40,000,422
Microsoft Corp.	18,567,571	552,942,264
Oracle Corp.	9,371,948	295,122,643
Red Hat Inc.(a)(c)	474,856	27,038,301
Salesforce.com Inc.(a)(c)	314,718	48,054,291

		1,199,943,774
TELECOMMUNICATIONS – 4.46%
AT&T Inc.	14,196,868	535,221,924
CenturyLink Inc.	1,532,285	61,904,314
Cisco Systems Inc.	13,018,261	248,518,602
Corning Inc.	3,664,294	48,185,466
Crown Castle International Corp.(a)	721,112	46,223,279
Frontier Communications Corp.(c)	2,465,459	12,080,749
Harris Corp.	279,617	14,321,983
JDS Uniphase Corp.(a)(c)	572,625	7,091,961
Juniper Networks Inc.(a)(c)	1,294,750	22,153,173
MetroPCS Communications Inc.(a)	780,547	9,140,205
Motorola Solutions Inc.	704,537	35,614,345
Sprint Nextel Corp.(a)	7,383,556	40,757,229
Verizon Communications Inc.	7,010,798	319,482,065
Windstream Corp.	1,442,561	14,584,292

		1,415,279,587
TEXTILES – 0.04%
Cintas Corp.	265,559	11,007,420

		11,007,420
TOYS, GAMES & HOBBIES – 0.13%
Hasbro Inc.	286,186	10,923,720
Mattel Inc.	838,950	29,765,946

		40,689,666

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

September 30, 2012

Security	Shares	Value
TRANSPORTATION – 1.50%
C.H. Robinson Worldwide Inc.	396,912	$23,239,198
CSX Corp.	2,559,278	53,105,018
Expeditors International of Washington Inc.	517,144	18,803,356
FedEx Corp.	718,659	60,812,925
Norfolk Southern Corp.	786,281	50,031,060
Ryder System Inc.	126,233	4,930,661
Union Pacific Corp.	1,165,485	138,343,069
United Parcel Service Inc. Class B	1,768,987	126,606,400

		475,871,687

TOTAL COMMON STOCKS
(Cost: $31,983,401,176)		31,702,434,377
SHORT-TERM INVESTMENTS – 2.94%

MONEY MARKET FUNDS – 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(d)(e)	685,966,238	685,966,238
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	48,305,675	48,305,675
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(b)(d)	200,463,980	200,463,980

		934,735,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $934,735,893)		934,735,893

TOTAL INVESTMENTS IN SECURITIES – 102.74%
(Cost: $32,918,137,069)		32,637,170,270

Other Assets, Less Liabilities – (2.74)%		(870,341,187)

NET ASSETS – 100.00%		$31,766,829,083

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 5.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depre- ciation)
832	E-mini S&P 500 (Dec. 2012)	Chicago Mercantile	$59,662,720	$74,147

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.18%
Lamar Advertising Co. Class A(a)(b)	581,120	$21,536,307

		21,536,307
AEROSPACE & DEFENSE – 1.10%
Alliant Techsystems Inc.	344,292	17,252,472
BE Aerospace Inc.(a)	1,101,085	46,355,678
Esterline Technologies Corp.(a)	326,162	18,310,735
Exelis Inc.	1,970,368	20,373,605
Triumph Group Inc.	528,190	33,027,721

		135,320,211
AGRICULTURE – 0.10%
Universal Corp.	246,244	12,538,745

		12,538,745
AIRLINES – 0.31%
Alaska Air Group Inc.(a)	744,473	26,101,224
JetBlue Airways Corp.(a)(b)	2,407,527	11,532,054

		37,633,278
APPAREL – 1.18%
Carter’s Inc.(a)(b)	537,915	28,961,343
Deckers Outdoor Corp.(a)(b)	394,678	14,461,002
Hanesbrands Inc.(a)(b)	1,032,473	32,915,239
Under Armour Inc. Class A(a)(b)	818,696	45,707,798
Warnaco Group Inc. (The)(a)	432,583	22,451,058

		144,496,440
AUTO MANUFACTURERS – 0.22%
Oshkosh Corp.(a)	968,120	26,555,532

		26,555,532
BANKS – 3.77%
Associated Banc-Corp	1,823,910	24,020,895
BancorpSouth Inc.	886,544	13,067,658
Bank of Hawaii Corp.	477,205	21,770,092
Cathay General Bancorp	780,307	13,468,099
City National Corp.	498,059	25,655,019
Commerce Bancshares Inc.	787,560	31,762,295
Cullen/Frost Bankers Inc.	649,922	37,325,020
East West Bancorp Inc.	1,500,571	31,692,059
FirstMerit Corp.	1,168,505	17,212,079
Fulton Financial Corp.	2,117,776	20,881,271
Hancock Holding Co.	896,142	27,735,595
International Bancshares Corp.(b)	581,352	11,074,756
Prosperity Bancshares Inc.	462,311	19,703,695
Signature Bank(a)(b)	495,763	33,255,782
SVB Financial Group(a)	469,476	28,384,519
Synovus Financial Corp.	6,768,135	16,040,480

Security	Shares	Value
TCF Financial Corp.	1,719,034	$20,525,266
Trustmark Corp.	684,974	16,672,267
Valley National Bancorp(b)	2,083,287	20,874,536
Webster Financial Corp.	767,394	18,187,238
Westamerica Bancorp(b)	291,542	13,717,051

		463,025,672
BEVERAGES – 0.26%
Green Mountain Coffee Roasters Inc.(a)(b)	1,365,136	32,421,980

		32,421,980
BIOTECHNOLOGY – 2.61%
Bio-Rad Laboratories Inc. Class A(a)	212,136	22,639,154
Charles River Laboratories International Inc.(a)	516,771	20,464,131
Regeneron Pharmaceuticals Inc.(a)(b)	791,633	120,850,694
United Therapeutics Corp.(a)(b)	508,301	28,403,860
Vertex Pharmaceuticals Inc.(a)	2,280,581	127,598,507

		319,956,346
BUILDING MATERIALS – 1.04%
Fortune Brands Home & Security Inc.(a)(b)	1,702,189	45,976,125
Lennox International Inc.	490,114	23,701,913
Louisiana-Pacific Corp.(a)(b)	1,451,593	18,144,913
Martin Marietta Materials Inc.	485,367	40,222,363

		128,045,314
CHEMICALS – 2.78%
Albemarle Corp.	948,129	49,947,436
Ashland Inc.	773,713	55,397,851
Cabot Corp.	627,918	22,962,961
Cytec Industries Inc.	487,138	31,917,282
Intrepid Potash Inc.(a)(b)	559,870	12,026,008
Minerals Technologies Inc.	187,496	13,299,091
NewMarket Corp.	113,351	27,938,754
Olin Corp.	846,390	18,392,055
RPM International Inc.	1,396,402	39,853,313
Sensient Technologies Corp.	529,352	19,458,979
Valspar Corp. (The)	894,361	50,173,652

		341,367,382
COAL – 0.12%
Arch Coal Inc.	2,253,817	14,266,662

		14,266,662
COMMERCIAL SERVICES – 5.58%
Aaron’s Inc.	743,455	20,675,483
Alliance Data Systems Corp.(a)(b)	527,044	74,813,896
Brink’s Co. (The)	509,400	13,086,486
Convergys Corp.(b)	1,197,265	18,761,143
CoreLogic Inc.(a)	1,118,293	29,668,313
Corporate Executive Board Co. (The)	355,219	19,050,395
Corrections Corp. of America	1,058,680	35,412,846
Deluxe Corp.	538,862	16,467,623
DeVry Inc.	609,295	13,867,554
FTI Consulting Inc.(a)(b)	444,600	11,861,928
Gartner Inc.(a)	989,460	45,604,211

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value
Global Payments Inc.	835,031	$34,929,347
HMS Holdings Corp.(a)(b)	913,045	30,523,094
ITT Educational Services Inc.(a)(b)	167,071	5,384,698
Korn/Ferry International(a)	505,390	7,747,629
Lender Processing Services Inc.	894,609	24,950,645
Manpower Inc.	841,996	30,985,453
Matthews International Corp. Class A	293,880	8,763,502
Monster Worldwide Inc.(a)(b)	1,261,690	9,248,188
Rent-A-Center Inc.	626,936	21,992,915
Rollins Inc.	700,699	16,389,350
SEI Investments Co.	1,431,050	30,696,022
Service Corp. International	2,279,730	30,685,166
Sotheby’s	717,475	22,600,462
Strayer Education Inc.(b)	124,878	8,035,899
Towers Watson & Co. Class A	605,012	32,095,887
United Rentals Inc.(a)(b)	980,292	32,065,351
Valassis Communications Inc.(a)(b)	418,553	10,334,074
Wright Express Corp.(a)(b)	407,945	28,441,925

		685,139,485
COMPUTERS – 2.57%
Cadence Design Systems Inc.(a)(b)	2,909,402	37,429,457
Diebold Inc.	667,348	22,496,301
DST Systems Inc.	326,613	18,473,231
Jack Henry & Associates Inc.	910,963	34,525,498
Lexmark International Inc. Class A	742,453	16,519,579
Mentor Graphics Corp.(a)	983,967	15,231,809
MICROS Systems Inc.(a)	848,589	41,682,692
NCR Corp.(a)	1,684,173	39,258,073
Riverbed Technology Inc.(a)	1,632,157	37,980,293
Synopsys Inc.(a)	1,579,759	52,163,642

		315,760,575
DISTRIBUTION & WHOLESALE – 1.34%
Arrow Electronics Inc.(a)	1,151,277	38,809,548
Ingram Micro Inc. Class A(a)	1,582,911	24,107,735
LKQ Corp.(a)	3,127,507	57,858,879
Owens & Minor Inc.	671,755	20,072,039
Watsco Inc.	313,121	23,731,441

		164,579,642
DIVERSIFIED FINANCIAL SERVICES – 2.07%
Affiliated Managers Group Inc.(a)	542,775	66,761,325
CBOE Holdings Inc.	924,785	27,207,175
Eaton Vance Corp.	1,215,650	35,205,224
Greenhill & Co. Inc.(b)	285,080	14,752,890
Janus Capital Group Inc.	1,991,712	18,801,761
Jefferies Group Inc.	1,364,100	18,674,529
Raymond James Financial Inc.	1,183,885	43,389,385
Waddell & Reed Financial Inc. Class A	910,710	29,843,967

		254,636,256
ELECTRIC – 3.53%
Alliant Energy Corp.	1,175,670	51,012,321
Black Hills Corp.	471,052	16,755,320
Cleco Corp.	643,248	27,003,551
Great Plains Energy Inc.	1,620,395	36,069,993
Hawaiian Electric Industries Inc.	1,026,030	26,994,849
IDACORP Inc.	529,602	22,915,879

Security	Shares	Value
MDU Resources Group Inc.	1,999,838	$44,076,430
National Fuel Gas Co.	882,479	47,689,165
NV Energy Inc.	2,499,486	45,015,743
OGE Energy Corp.	1,042,051	57,792,148
PNM Resources Inc.	842,114	17,709,657
Westar Energy Inc.	1,337,267	39,663,339

		432,698,395
ELECTRICAL COMPONENTS & EQUIPMENT – 1.88%
Acuity Brands Inc.	447,663	28,332,591
AMETEK Inc.	2,561,659	90,810,812
Energizer Holdings Inc.	682,273	50,904,389
General Cable Corp.(a)(b)	525,555	15,440,806
Hubbell Inc. Class B	565,656	45,671,065

		231,159,663
ELECTRONICS – 2.32%
Avnet Inc.(a)	1,495,518	43,504,619
Gentex Corp.	1,525,046	25,941,032
Itron Inc.(a)(b)	416,706	17,980,864
Mettler-Toledo International Inc.(a)(b)	328,281	56,050,698
National Instruments Corp.	993,825	25,014,575
Tech Data Corp.(a)(b)	397,344	17,999,683
Trimble Navigation Ltd.(a)	1,328,248	63,304,300
Vishay Intertechnology Inc.(a)(b)	1,404,446	13,805,704
Woodward Inc.	638,399	21,692,798

		285,294,273
ENGINEERING & CONSTRUCTION – 1.16%
AECOM Technology Corp.(a)	1,194,525	25,276,149
Granite Construction Inc.	380,207	10,919,545
KBR Inc.	1,558,402	46,471,548
Shaw Group Inc. (The)(a)	697,918	30,443,183
URS Corp.	812,458	28,687,892

		141,798,317
ENTERTAINMENT – 0.60%
Bally Technologies Inc.(a)(b)	437,122	21,589,456
Cinemark Holdings Inc.	1,080,175	24,228,325
DreamWorks Animation SKG Inc. Class A(a)(b)	755,892	14,535,803
International Speedway Corp. Class A	272,686	7,736,102
Scientific Games Corp. Class A(a)(b)	616,905	5,101,804

		73,191,490
ENVIRONMENTAL CONTROL – 0.62%
Clean Harbors Inc.(a)	501,503	24,498,421
Mine Safety Appliances Co.	331,495	12,354,819
Waste Connections Inc.	1,303,043	39,417,051

		76,270,291
FOOD – 1.88%
Flowers Foods Inc.	1,215,927	24,537,407
Harris Teeter Supermarkets Inc.	520,882	20,231,057
Hillshire Brands Co.	1,256,806	33,657,265
Ingredion Inc.	806,846	44,505,625
Lancaster Colony Corp.	206,417	15,120,045

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value
Post Holdings Inc.(a)(b)	346,782	$10,424,267
Ralcorp Holdings Inc.(a)	582,774	42,542,502
Smithfield Foods Inc.(a)	1,421,569	27,933,831
SUPERVALU Inc.(b)	2,245,735	5,412,221
Tootsie Roll Industries Inc.(b)	220,398	5,946,338

		230,310,558
FOREST PRODUCTS & PAPER – 0.24%
Domtar Corp.	379,512	29,711,995

		29,711,995
GAS – 1.27%
Atmos Energy Corp.	954,048	34,145,378
Questar Corp.	1,859,015	37,793,775
UGI Corp.	1,190,444	37,796,597
Vectren Corp.	866,879	24,792,739
WGL Holdings Inc.	544,684	21,923,531

		156,452,020
HAND & MACHINE TOOLS – 0.79%
Kennametal Inc.	847,207	31,414,436
Lincoln Electric Holdings Inc.	883,806	34,512,624
Regal Beloit Corp.	440,704	31,060,818

		96,987,878
HEALTH CARE – PRODUCTS – 3.50%
Cooper Companies Inc. (The)	507,333	47,922,675
Henry Schein Inc.(a)(b)	936,150	74,208,611
Hill-Rom Holdings Inc.	655,624	19,052,433
Hologic Inc.(a)	2,795,594	56,582,823
IDEXX Laboratories Inc.(a)(b)	581,334	57,755,533
Masimo Corp.(a)	554,422	13,405,924
ResMed Inc.(b)	1,501,851	60,779,910
Steris Corp.	613,245	21,751,800
TECHNE Corp.	365,678	26,306,875
Teleflex Inc.	432,112	29,746,590
Thoratec Corp.(a)	620,801	21,479,715

		428,992,889
HEALTH CARE – SERVICES – 2.24%
AMERIGROUP Corp.(a)(b)	516,764	47,247,732
Community Health Systems Inc.(a)(b)	961,444	28,016,478
Covance Inc.(a)(b)	581,871	27,167,557
Health Management Associates Inc. Class A(a)(b)	2,710,958	22,744,938
Health Net Inc.(a)	867,685	19,531,589
LifePoint Hospitals Inc.(a)	516,052	22,076,704
MEDNAX Inc.(a)(b)	526,286	39,181,993
Universal Health Services Inc. Class B	933,597	42,693,391
WellCare Health Plans Inc.(a)	455,383	25,751,909

		274,412,291
HOLDING COMPANIES – DIVERSIFIED – 0.14%
Apollo Investment Corp.	2,139,269	16,836,047

		16,836,047

Security	Shares	Value
HOME BUILDERS – 1.14%
KB Home(b)	817,160	$11,726,246
M.D.C. Holdings Inc.	409,361	15,764,492
NVR Inc.(a)	51,229	43,262,891
Thor Industries Inc.	468,034	16,998,995
Toll Brothers Inc.(a)(b)	1,585,770	52,695,137

		140,447,761
HOME FURNISHINGS – 0.15%
Tempur-Pedic International Inc.(a)(b)	631,396	18,872,426

		18,872,426
HOUSEHOLD PRODUCTS & WARES – 1.39%
Church & Dwight Co. Inc.	1,472,856	79,519,495
Jarden Corp.	794,598	41,986,558
Scotts Miracle-Gro Co. (The) Class A	410,376	17,839,045
Tupperware Brands Corp.	589,259	31,578,390

		170,923,488
INSURANCE – 4.55%
Alleghany Corp.(a)	178,740	61,654,576
American Financial Group Inc.	833,838	31,602,460
Arthur J. Gallagher & Co.	1,281,296	45,896,023
Aspen Insurance Holdings Ltd.(b)	754,342	22,999,888
Brown & Brown Inc.	1,242,747	32,398,414
Everest Re Group Ltd.	548,886	58,708,847
Fidelity National Financial Inc. Class A	2,232,583	47,754,950
First American Financial Corp.	1,123,459	24,345,357
Hanover Insurance Group Inc. (The)	476,351	17,748,838
HCC Insurance Holdings Inc.	1,063,426	36,039,507
Kemper Corp.	581,354	17,853,381
Mercury General Corp.	310,068	11,984,128
Old Republic International Corp.	2,546,829	23,685,510
Protective Life Corp.	849,364	22,261,830
Reinsurance Group of America Inc.	780,686	45,178,299
StanCorp Financial Group Inc.	468,943	14,649,779
W.R. Berkley Corp.	1,172,374	43,952,301

		558,714,088
INTERNET – 2.23%
AOL Inc.(a)	875,265	30,835,586
Equinix Inc.(a)(b)	509,095	104,899,025
Rackspace Hosting Inc.(a)(b)	1,147,346	75,828,097
TIBCO Software Inc.(a)	1,630,979	49,304,495
ValueClick Inc.(a)(b)	752,473	12,935,011

		273,802,214
IRON & STEEL – 0.88%
Carpenter Technology Corp.	466,593	24,412,146
Commercial Metals Co.	1,238,637	16,350,008
Reliance Steel & Aluminum Co.	797,155	41,731,064
Steel Dynamics Inc.	2,315,637	26,004,604

		108,497,822

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value

LEISURE TIME – 0.68%
Life Time Fitness Inc.(a)(b)	426,134	$19,491,369
Polaris Industries Inc.	674,713	54,564,040
WMS Industries Inc.(a)(b)	574,618	9,412,243

		83,467,652

MACHINERY – 2.21%
AGCO Corp.(a)	1,029,933	48,901,219
Gardner Denver Inc.	517,730	31,276,069
Graco Inc.	640,089	32,183,675
IDEX Corp.	881,500	36,820,255
Nordson Corp.	597,089	35,001,357
Terex Corp.(a)(b)	1,167,518	26,362,556
Wabtec Corp.	505,447	40,582,340
Zebra Technologies Corp. Class A(a)(b)	549,475	20,627,292

		271,754,763

MANUFACTURING – 2.14%
AptarGroup Inc.	704,758	36,443,036
Carlisle Companies Inc.	662,228	34,382,878
CLARCOR Inc.	529,830	23,646,313
Crane Co.	507,892	20,280,127
Donaldson Co. Inc.	1,451,304	50,374,762
Harsco Corp.	850,875	17,468,464
ITT Corp.	976,258	19,671,599
Pentair Inc.(a)	846	37,655
SPX Corp.	536,751	35,108,883
Trinity Industries Inc.	834,171	25,000,105

		262,413,822

MEDIA – 1.02%
AMC Networks Inc. Class A(a)	608,038	26,461,814
FactSet Research Systems Inc.	433,132	41,762,587
John Wiley & Sons Inc. Class A	494,537	22,723,975
Meredith Corp.(b)	383,986	13,439,510
New York Times Co. (The) Class A(a)(b)	1,283,967	12,531,518
Scholastic Corp.	279,792	8,891,790

		125,811,194

METAL FABRICATE & HARDWARE – 0.62%
Timken Co. (The)	854,066	31,737,093
Valmont Industries Inc.	247,578	32,556,507
Worthington Industries Inc.	552,991	11,977,785

		76,271,385

MINING – 0.72%
Compass Minerals International Inc.	349,843	26,094,789
Royal Gold Inc.	621,632	62,076,172

		88,170,961

OFFICE FURNISHINGS – 0.20%
Herman Miller Inc.	620,194	12,056,571
HNI Corp.(b)	480,989	12,270,030

		24,326,601

Security	Shares	Value

OIL & GAS – 3.32%
Atwood Oceanics Inc.(a)(b)	600,641	$27,299,133
Bill Barrett Corp.(a)(b)	506,617	12,548,903
Cimarex Energy Co.	909,691	53,262,408
Energen Corp.	762,465	39,960,791
Forest Oil Corp.(a)(b)	1,245,661	10,525,835
HollyFrontier Corp.	2,149,288	88,701,116
Northern Oil and Gas Inc.(a)(b)	619,077	10,518,118
Patterson-UTI Energy Inc.	1,603,185	25,394,450
Plains Exploration & Production Co.(a)	1,361,612	51,019,602
Quicksilver Resources Inc.(a)(b)	1,290,410	5,277,777
Rosetta Resources Inc.(a)(b)	557,982	26,727,338
SM Energy Co.	688,900	37,276,379
Unit Corp.(a)(b)	455,356	18,897,274

		407,409,124

OIL & GAS SERVICES – 2.01%
CARBO Ceramics Inc.(b)	206,786	13,010,975
Dresser-Rand Group Inc.(a)	801,350	44,162,399
Dril-Quip Inc.(a)(b)	384,522	27,639,441
Helix Energy Solutions Group Inc.(a)(b)	1,042,066	19,038,546
Oceaneering International Inc.	1,140,302	63,001,685
Oil States International Inc.(a)	579,807	46,071,464
Superior Energy Services Inc.(a)	1,660,644	34,076,415

		247,000,925

PACKAGING & CONTAINERS – 1.32%
Greif Inc. Class A	320,013	14,138,174
Packaging Corp. of America	1,038,945	37,713,703
Rock-Tenn Co. Class A	747,248	53,936,361
Silgan Holdings Inc.	521,452	22,688,377
Sonoco Products Co.	1,064,666	32,993,999

		161,470,614

PHARMACEUTICALS – 1.02%
Endo Health Solutions Inc.(a)	1,237,994	39,269,170
Medicis Pharmaceutical Corp. Class A	631,566	27,327,861
Omnicare Inc.	1,180,510	40,101,925
VCA Antech Inc.(a)(b)	924,972	18,249,697

		124,948,653

REAL ESTATE – 0.40%
Alexander & Baldwin Inc.(a)	446,760	13,192,823
Jones Lang LaSalle Inc.	466,040	35,582,154

		48,774,977

REAL ESTATE INVESTMENT TRUSTS – 9.43%
Alexandria Real Estate Equities Inc.	665,021	48,892,344
American Campus Communities Inc.	973,935	42,736,268
BioMed Realty Trust Inc.(b)	1,631,305	30,538,030
BRE Properties Inc. Class A(b)	812,903	38,117,022
Camden Property Trust(b)	885,351	57,096,286
Corporate Office Properties Trust(b)	748,193	17,934,186
Duke Realty Corp.	2,855,545	41,976,511
Equity One Inc.(b)	656,504	13,825,974
Essex Property Trust Inc.(b)	385,700	57,176,168

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value
Federal Realty Investment Trust(b)	677,880	$71,380,764
Highwoods Properties Inc.	681,775	22,239,501
Home Properties Inc.	527,775	32,336,774
Hospitality Properties Trust	1,306,685	31,072,969
Liberty Property Trust(b)	1,244,864	45,113,871
Macerich Co. (The)	1,408,444	80,605,250
Mack-Cali Realty Corp.(b)	880,570	23,423,162
National Retail Properties Inc.(b)	1,144,713	34,913,746
Omega Healthcare Investors Inc.	1,148,134	26,097,086
Potlatch Corp.(b)	425,237	15,891,107
Rayonier Inc.	1,297,391	63,585,133
Realty Income Corp.(b)	1,409,438	57,631,920
Regency Centers Corp.	952,637	46,422,001
Senior Housing Properties Trust	1,868,346	40,692,576
SL Green Realty Corp.(b)	952,100	76,234,647
Taubman Centers Inc.	550,483	42,238,561
UDR Inc.(b)	2,644,674	65,640,809
Weingarten Realty Investors(b)	1,179,820	33,164,740

		1,156,977,406

RETAIL – 7.33%
Advance Auto Parts Inc.	776,785	53,163,165
Aeropostale Inc.(a)	862,249	11,666,229
American Eagle Outfitters Inc.	1,893,431	39,913,526
ANN INC.(a)	503,912	19,012,600
Ascena Retail Group Inc.(a)	1,301,511	27,917,411
Barnes & Noble Inc.(a)(b)	404,664	5,171,606
Bob Evans Farms Inc.	299,346	11,713,409
Brinker International Inc.	780,974	27,568,382
Cheesecake Factory Inc. (The)(b)	531,707	19,008,525
Chico’s FAS Inc.	1,759,751	31,869,091
Collective Brands Inc.(a)	647,385	14,054,728
Copart Inc.(a)	1,143,247	31,702,239
Dick’s Sporting Goods Inc.	1,028,890	53,347,947
Foot Locker Inc.	1,599,598	56,785,729
Guess? Inc.	652,953	16,598,065
HSN Inc.	397,064	19,475,989
MSC Industrial Direct Co. Inc. Class A	491,049	33,126,166
Office Depot Inc.(a)(b)	3,041,774	7,786,941
Panera Bread Co. Class A(a)(b)	298,299	50,976,316
PetSmart Inc.	1,144,453	78,944,368
PVH Corp.	745,920	69,907,622
RadioShack Corp.(b)	842	2,004
Regis Corp.	607,172	11,159,821
Saks Inc.(a)(b)	1,091,672	11,255,138
Signet Jewelers Ltd.	856,289	41,752,652
Tractor Supply Co.	749,594	74,127,351
Wendy’s Co. (The)	2,998,402	13,642,729
Williams-Sonoma Inc.	916,906	40,316,357
World Fuel Services Corp.	761,516	27,117,585

		899,083,691

SAVINGS & LOANS – 1.01%
Astoria Financial Corp.	867,294	8,568,865
First Niagara Financial Group Inc.	3,728,833	30,166,259
New York Community Bancorp Inc.(b)	4,641,322	65,721,119
Washington Federal Inc.	1,133,295	18,903,361

		123,359,604

Security	Shares	Value

SEMICONDUCTORS – 1.93%
Atmel Corp.(a)	4,654,288	$24,481,555
Cree Inc.(a)(b)	1,226,193	31,304,707
Cypress Semiconductor Corp.(a)	1,455,665	15,604,729
Fairchild Semiconductor International Inc.(a)	1,342,445	17,612,878
Integrated Device Technology Inc.(a)(b)	1,532,929	9,013,622
International Rectifier Corp.(a)(b)	730,089	12,185,185
Intersil Corp. Class A	1,351,844	11,828,635
MEMC Electronic Materials Inc.(a)(b)	2,442,445	6,716,724
QLogic Corp.(a)	987,776	11,280,402
Rovi Corp.(a)	1,158,455	16,809,182
Semtech Corp.(a)(b)	693,771	17,448,341
Silicon Laboratories Inc.(a)(b)	409,422	15,050,353
Skyworks Solutions Inc.(a)	2,021,242	47,630,568

		236,966,881

SHIPBUILDING – 0.18%
Huntington Ingalls Industries Inc.(a)	522,648	21,977,348

		21,977,348

SOFTWARE – 3.87%
ACI Worldwide Inc.(a)(b)	414,665	17,523,743
Acxiom Corp.(a)	799,420	14,605,403
Advent Software Inc.(a)(b)	340,353	8,362,473
Allscripts Healthcare Solutions Inc.(a)(b)	1,806,657	22,456,747
ANSYS Inc.(a)	974,798	71,550,173
Broadridge Financial Solutions Inc.	1,320,914	30,816,924
Compuware Corp.(a)	2,287,025	22,664,418
Concur Technologies Inc.(a)(b)	476,970	35,166,998
Fair Isaac Corp.	358,305	15,858,579
Informatica Corp.(a)(b)	1,148,917	39,993,801
ManTech International Corp. Class A	254,406	6,105,744
MSCI Inc. Class A(a)(b)	1,290,115	46,173,216
Parametric Technology Corp.(a)	1,260,568	27,480,382
Quest Software Inc.(a)	592,196	16,581,488
SolarWinds Inc.(a)	643,761	35,883,238
Solera Holdings Inc.	739,797	32,454,894
VeriFone Systems Inc.(a)(b)	1,140,217	31,755,044

		475,433,265

TELECOMMUNICATIONS – 1.62%
ADTRAN Inc.	670,916	11,593,428
Ciena Corp.(a)(b)	1,068,462	14,531,083
InterDigital Inc.	450,119	16,780,436
NeuStar Inc. Class A(a)(b)	703,276	28,152,138
Plantronics Inc.	450,756	15,925,210
Polycom Inc.(a)	1,864,893	18,406,494
RF Micro Devices Inc.(a)(b)	2,949,728	11,651,426
Telephone & Data Systems Inc.	1,067,783	27,345,923
Tellabs Inc.	3,680,339	13,028,400
tw telecom inc.(a)	1,599,418	41,696,827

		199,111,365

TEXTILES – 0.40%
Mohawk Industries Inc.(a)(b)	613,978	49,130,520

		49,130,520

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

September 30, 2012

Security	Shares	Value

TRANSPORTATION – 2.20%
Con-way Inc.	589,420	$16,132,425
J.B. Hunt Transport Services Inc.	958,894	49,900,844
Kansas City Southern Industries Inc.	1,161,798	88,041,052
Kirby Corp.(a)(b)	590,964	32,668,490
Landstar System Inc.	492,593	23,289,797
Matson Inc.	446,447	9,335,207
Tidewater Inc.	526,202	25,536,583
UTi Worldwide Inc.	1,096,871	14,774,852
Werner Enterprises Inc.	469,496	10,033,130

		269,712,380

TRUCKING & LEASING – 0.17%
GATX Corp.	494,946	21,005,508

		21,005,508

WATER – 0.30%
Aqua America Inc.	1,478,817	36,615,509

		36,615,509

TOTAL COMMON STOCKS
(Cost: $11,289,265,078)		12,253,847,881

SHORT-TERM INVESTMENTS – 11.71%

MONEY MARKET FUNDS – 11.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,301,277,164	1,301,277,164
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	91,635,810	91,635,810
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	44,675,841	44,675,841

		1,437,588,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,437,588,815)		1,437,588,815

TOTAL INVESTMENTS IN SECURITIES – 111.55%
(Cost: $12,726,853,893)		13,691,436,696

Other Assets, Less Liabilities – (11.55)%		(1,417,488,620)

NET ASSETS – 100.00%		$12,273,948,076

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depre- ciation)
330	E-mini S&P MidCap 400 (Dec. 2012)	Chicago Mercantile	$32,554,500	$(319,093)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.25%

ADVERTISING – 0.06%
Harte-Hanks Inc.	683,337	$4,735,525

		4,735,525

AEROSPACE & DEFENSE – 2.02%
AAR Corp.	631,351	10,366,784
AeroVironment Inc.(a)(b)	297,294	6,977,490
Cubic Corp.	251,985	12,614,369
Curtiss-Wright Corp.	737,260	24,108,402
GenCorp Inc.(a)(b)	950,403	9,019,325
Kaman Corp.	415,061	14,884,088
Moog Inc. Class A(a)	711,306	26,937,158
National Presto Industries Inc.(b)	76,839	5,600,026
Orbital Sciences Corp.(a)	929,302	13,530,637
Teledyne Technologies Inc.(a)	579,693	36,746,739

		160,785,018

AGRICULTURE – 0.18%
Alliance One International Inc.(a)(b)	1,290,375	4,167,911
Andersons Inc. (The)	271,601	10,228,494

		14,396,405

AIRLINES – 0.29%
Allegiant Travel Co.(a)(b)	238,663	15,121,688
SkyWest Inc.	807,713	8,343,675

		23,465,363

APPAREL – 1.97%
Crocs Inc.(a)	1,417,319	22,974,741
Iconix Brand Group Inc.(a)(b)	1,070,994	19,534,930
K-Swiss Inc. Class A(a)(b)	380,196	1,304,072
Maidenform Brands Inc.(a)	374,054	7,660,626
Oxford Industries Inc.	223,944	12,641,639
Perry Ellis International Inc.(a)	185,462	4,089,437
Quiksilver Inc.(a)	1,967,661	6,532,634
SKECHERS U.S.A. Inc. Class A(a)(b)	598,049	12,200,200
Steven Madden Ltd.(a)(b)	640,232	27,990,943
True Religion Apparel Inc.	380,636	8,118,966
Wolverine World Wide Inc.	769,480	34,141,828

		157,190,016

AUTO PARTS & EQUIPMENT – 0.18%
Spartan Motors Inc.	489,254	2,446,270
Standard Motor Products Inc.	311,320	5,734,514
Superior Industries International Inc.	363,340	6,209,481

		14,390,265

BANKS – 6.42%
Bank of the Ozarks Inc.	461,830	15,919,280
BBCN Bancorp Inc.(a)	1,225,358	15,451,764

Security	Shares	Value
Boston Private Financial Holdings Inc.	1,239,975	$11,891,360
City Holding Co.	232,896	8,346,993
Columbia Banking System Inc.	624,699	11,581,920
Community Bank System Inc.	619,990	17,477,518
CVB Financial Corp.	1,382,456	16,506,525
F.N.B. Corp.	2,194,015	24,594,908
First BanCorp (Puerto Rico)(a)(b)	1,099,874	4,861,443
First Commonwealth Financial Corp.	1,647,338	11,613,733
First Financial Bancorp	922,233	15,594,960
First Financial Bankshares Inc.(b)	469,580	16,918,967
First Midwest Bancorp Inc.	1,175,721	14,755,299
Glacier Bancorp Inc.	1,129,744	17,601,412
Hanmi Financial Corp.(a)(b)	497,721	6,375,806
Home Bancshares Inc.	361,819	12,334,410
Independent Bank Corp. (Massachusetts)	340,677	10,250,971
National Penn Bancshares Inc.	1,910,972	17,408,955
NBT Bancorp Inc.	529,962	11,696,261
Old National Bancorp	1,591,524	21,660,642
PacWest Bancorp	505,017	11,802,247
Pinnacle Financial Partners Inc.(a)(b)	511,773	9,887,454
PrivateBancorp Inc.	921,099	14,728,373
S&T Bancorp Inc.	453,206	7,980,958
Simmons First National Corp. Class A	263,707	6,422,584
Sterling Bancorp	482,034	4,781,777
Susquehanna Bancshares Inc.	2,936,109	30,711,700
Texas Capital Bancshares Inc.(a)(b)	629,895	31,312,081
Tompkins Financial Corp.	179,660	7,279,823
TrustCo Bank Corp. NY	1,482,586	8,480,392
UMB Financial Corp.	509,780	24,816,090
Umpqua Holdings Corp.	1,757,184	22,650,102
United Bankshares Inc.(b)	546,997	13,625,695
United Community Banks Inc.(a)(b)	723,611	6,071,096
Wilshire Bancorp Inc.(a)	974,828	6,141,416
Wintrust Financial Corp.	571,077	21,455,363

		510,990,278

BEVERAGES – 0.38%
Boston Beer Co. Inc. (The) Class A(a)(b)	131,890	14,767,723
Peet’s Coffee & Tea Inc.(a)(b)	207,771	15,237,925

		30,005,648

BIOTECHNOLOGY – 1.34%
ArQule Inc.(a)(b)	919,202	4,697,122
Cambrex Corp.(a)	467,013	5,478,062
Cubist Pharmaceuticals Inc.(a)(b)	1,004,407	47,890,126
Emergent BioSolutions Inc.(a)	404,075	5,741,906
Enzo Biochem Inc.(a)	522,575	1,066,053
Medicines Co. (The)(a)	839,852	21,676,580
Momenta Pharmaceuticals Inc.(a)(b)	714,503	10,410,309
Spectrum Pharmaceuticals Inc.(a)(b)	807,914	9,452,594

		106,412,752

BUILDING MATERIALS – 1.77%
AAON Inc.(b)	290,846	5,726,758
Apogee Enterprises Inc.	445,402	8,738,787
Comfort Systems USA Inc.	591,412	6,464,133
Drew Industries Inc.(a)	294,202	8,887,842
Eagle Materials Inc.	722,010	33,400,183
Gibraltar Industries Inc.(a)	456,162	5,847,997
Griffon Corp.	727,249	7,490,665

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
Headwaters Inc.(a)(b)	969,643	$6,380,251
NCI Building Systems Inc.(a)	297,139	2,980,304
Quanex Building Products Corp.	580,079	10,928,688
Simpson Manufacturing Co. Inc.	631,760	18,080,971
Texas Industries Inc.(b)	325,635	13,237,063
Universal Forest Products Inc.	310,009	12,877,774

		141,041,416

CHEMICALS – 2.02%
A. Schulman Inc.	464,831	11,072,274
American Vanguard Corp.	372,823	12,974,240
Balchem Corp.	460,130	16,900,575
H.B. Fuller Co.	783,894	24,049,868
Hawkins Inc.	143,826	5,975,970
Innophos Holdings Inc.	342,694	16,617,232
Kraton Performance Polymers Inc.(a)(b)	509,491	13,297,715
OM Group Inc.(a)	510,151	9,458,200
PolyOne Corp.	1,391,154	23,051,422
Quaker Chemical Corp.	205,021	9,568,330
Stepan Co.	130,882	12,580,378
Zep Inc.	349,275	5,281,038

		160,827,242

COAL – 0.44%
Cloud Peak Energy Inc.(a)	958,707	17,352,597
SunCoke Energy Inc.(a)	1,100,554	17,740,930

		35,093,527

COMMERCIAL SERVICES – 4.93%
ABM Industries Inc.	792,071	14,993,904
American Public Education Inc.(a)(b)	285,768	10,410,528
AMN Healthcare Services Inc.(a)	642,324	6,461,779
Arbitron Inc.	410,202	15,546,656
Capella Education Co.(a)(b)	185,262	6,495,286
Cardtronics Inc.(a)(b)	694,332	20,677,207
Career Education Corp.(a)(b)	826,294	3,115,128
CDI Corp.	218,897	3,727,816
Chemed Corp.(b)	301,171	20,868,139
Consolidated Graphics Inc.(a)	133,800	3,490,842
Corinthian Colleges Inc.(a)(b)	1,221,199	2,906,454
CorVel Corp.(a)(b)	97,159	4,347,865
Cross Country Healthcare Inc.(a)	486,728	2,297,356
ExlService Holdings Inc.(a)(b)	406,467	11,990,777
Forrester Research Inc.	229,198	6,594,026
GEO Group Inc. (The)	965,124	26,704,981
Healthcare Services Group Inc.	1,056,138	24,153,876
Heartland Payment Systems Inc.	610,804	19,350,271
Heidrick & Struggles International Inc.	257,876	3,285,340
Insperity Inc.	347,274	8,761,723
Kelly Services Inc. Class A	425,008	5,355,101
Landauer Inc.	148,522	8,869,734
Lincoln Educational Services Corp.	336,563	1,413,565
Live Nation Entertainment Inc.(a)	2,212,631	19,050,753
MAXIMUS Inc.	534,670	31,930,492
Medifast Inc.(a)	217,288	5,682,081
Monro Muffler Brake Inc.(b)	457,544	16,100,973
Navigant Consulting Inc.(a)	810,464	8,955,627
On Assignment Inc.(a)	680,276	13,551,098
PAREXEL International Corp.(a)	945,277	29,076,721
Resources Connection Inc.	664,382	8,710,048

Security	Shares	Value
TeleTech Holdings Inc.(a)(b)	359,664	$6,132,271
TrueBlue Inc.(a)	633,009	9,950,902
Universal Technical Institute Inc.	342,621	4,693,908
Viad Corp.	318,834	6,650,877

		392,304,105

COMPUTERS – 2.39%
3D Systems Corp.(a)(b)	750,738	24,661,743
Agilysys Inc.(a)(b)	222,144	1,910,439
CACI International Inc. Class A(a)(b)	355,989	18,436,670
CIBER Inc.(a)	1,045,027	3,626,244
iGATE Corp.(a)	477,808	8,681,771
Insight Enterprises Inc.(a)	701,461	12,261,538
j2 Global Inc.(b)	673,307	22,097,936
LivePerson Inc.(a)(b)	786,713	14,247,373
Manhattan Associates Inc.(a)(b)	314,331	18,001,736
Mercury Computer Systems Inc.(a)	492,252	5,227,716
MTS Systems Corp.	253,794	13,590,669
NCI Inc. Class A(a)(b)	135,582	932,804
NetScout Systems Inc.(a)	563,404	14,372,436
RadiSys Corp.(a)	366,012	1,317,643
Super Micro Computer Inc.(a)(b)	410,408	4,937,208
Sykes Enterprises Inc.(a)	613,733	8,248,572
Synaptics Inc.(a)(b)	518,162	12,446,251
Virtusa Corp.(a)(b)	312,337	5,550,229

		190,548,978

COSMETICS & PERSONAL CARE – 0.06%
Inter Parfums Inc.	257,426	4,710,896

		4,710,896

DISTRIBUTION & WHOLESALE – 1.14%
Brightpoint Inc.(a)	1,094,086	9,824,892
MWI Veterinary Supply Inc.(a)(b)	188,002	20,056,053
Pool Corp.	735,629	30,587,454
ScanSource Inc.(a)(b)	434,587	13,915,476
United Stationers Inc.	635,956	16,547,575

		90,931,450

DIVERSIFIED FINANCIAL SERVICES – 2.07%
Calamos Asset Management Inc. Class A	322,267	3,751,188
Encore Capital Group Inc.(a)	362,416	10,241,876
Financial Engines Inc.(a)(b)	638,215	15,208,663
Higher One Holdings Inc.(a)(b)	515,044	6,942,793
Interactive Brokers Group Inc. Class A	641,639	8,995,779
Investment Technology Group Inc.(a)	602,536	5,242,063
MarketAxess Holdings Inc.	585,906	18,514,630
National Financial Partners Corp.(a)(b)	628,708	10,625,165
Piper Jaffray Companies Inc.(a)	256,792	6,535,356
Portfolio Recovery Associates Inc.(a)(b)	265,971	27,775,352
Stifel Financial Corp.(a)(b)	781,513	26,258,837
SWS Group Inc.(a)	443,907	2,712,272
Virtus Investment Partners Inc.(a)	91,074	7,832,364
World Acceptance Corp.(a)(b)	205,322	13,848,969

		164,485,307

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value

ELECTRIC – 2.01%
ALLETE Inc.	541,131	$22,586,808
Avista Corp.	922,933	23,756,295
CH Energy Group Inc.	234,699	15,304,722
El Paso Electric Co.	629,996	21,577,363
NorthWestern Corp.	584,206	21,165,783
UIL Holdings Corp.	795,605	28,530,395
UNS Energy Corp.	647,975	27,124,234

		160,045,600
ELECTRICAL COMPONENTS & EQUIPMENT – 1.19%
Advanced Energy Industries Inc.(a)	551,756	6,797,634
Belden Inc.	705,878	26,032,781
Encore Wire Corp.	293,269	8,581,051
EnerSys Inc.(a)	754,063	26,610,883
Littelfuse Inc.	342,886	19,386,774
Powell Industries Inc.(a)	141,837	5,484,837
Vicor Corp.	306,312	2,043,101

		94,937,061
ELECTRONICS – 3.82%
American Science and Engineering Inc.	132,373	8,684,993
Analogic Corp.	193,040	15,089,937
Badger Meter Inc.(b)	226,879	8,256,127
Bel Fuse Inc. Class B	168,544	3,148,402
Benchmark Electronics Inc.(a)	881,135	13,454,931
Brady Corp. Class A	743,121	21,758,583
Checkpoint Systems Inc.(a)	632,743	5,239,112
CTS Corp.	534,339	5,380,794
Cymer Inc.(a)(b)	487,596	24,896,652
Daktronics Inc.	580,409	5,519,690
Electro Scientific Industries Inc.	391,764	4,787,356
ESCO Technologies Inc.	419,951	16,315,096
FARO Technologies Inc.(a)(b)	267,535	11,054,546
FEI Co.(b)	599,771	32,087,748
II-VI Inc.(a)(b)	861,343	16,382,744
Measurement Specialties Inc.(a)(b)	242,131	7,985,480
Methode Electronics Inc.	552,775	5,367,445
Newport Corp.(a)	607,944	6,723,861
OSI Systems Inc.(a)	293,208	22,823,311
Park Electrochemical Corp.	303,699	7,540,846
Plexus Corp.(a)(b)	550,861	16,685,580
Pulse Electronics Corp.	642,975	527,240
Rofin-Sinar Technologies Inc.(a)(b)	447,841	8,835,903
Rogers Corp.(a)(b)	258,128	10,934,302
TTM Technologies Inc.(a)(b)	823,915	7,769,518
Watts Water Technologies Inc. Class A	436,233	16,502,694

		303,752,891
ENGINEERING & CONSTRUCTION – 0.87%
Aegion Corp.(a)(b)	617,165	11,824,881
Dycom Industries Inc.(a)	532,483	7,657,106
EMCOR Group Inc.	1,046,804	29,875,786
Engility Holdings Inc.(a)(b)	258,658	4,772,240
Exponent Inc.(a)(b)	206,936	11,813,976
Orion Marine Group Inc.(a)(b)	422,397	3,138,410

		69,082,399
ENTERTAINMENT – 0.62%
Marriott Vacations Worldwide Corp.(a)(b)	447,962	16,135,591
Multimedia Games Holding Co. Inc.(a)	437,085	6,875,347

Security	Shares	Value
Pinnacle Entertainment Inc.(a)	981,850	$12,027,663
Shuffle Master Inc.(a)	880,931	13,927,519

		48,966,120
ENVIRONMENTAL CONTROL – 0.92%
Calgon Carbon Corp.(a)	896,054	12,822,533
Darling International Inc.(a)	1,852,368	33,879,810
Tetra Tech Inc.(a)	999,546	26,248,078

		72,950,421
FOOD – 2.80%
B&G Foods Inc. Class A	759,875	23,031,811
Cal-Maine Foods Inc.(b)	217,821	9,788,876
Calavo Growers Inc.(b)	199,972	4,999,300
Diamond Foods Inc.(b)	348,248	6,554,027
Hain Celestial Group Inc.(a)(b)	707,449	44,569,287
J&J Snack Foods Corp.	234,735	13,457,358
Nash-Finch Co.	192,124	3,923,172
Sanderson Farms Inc.	313,895	13,927,521
Seneca Foods Corp. Class A(a)	132,152	3,946,059
Snyders-Lance Inc.	753,794	18,844,850
Spartan Stores Inc.	339,756	5,201,664
TreeHouse Foods Inc.(a)	567,828	29,810,970
United Natural Foods Inc.(a)	769,380	44,970,261

		223,025,156
FOREST PRODUCTS & PAPER – 1.13%
Buckeye Technologies Inc.	627,358	20,113,098
Clearwater Paper Corp.(a)	366,045	15,121,319
Deltic Timber Corp.	171,154	11,169,510
KapStone Paper and Packaging Corp.(a)(b)	601,384	13,464,988
Neenah Paper Inc.	248,235	7,109,450
Schweitzer-Mauduit International Inc.	491,025	16,198,915
Wausau Paper Corp.	727,985	6,741,141

		89,918,421
GAS – 2.00%
Laclede Group Inc. (The)	328,707	14,134,401
New Jersey Resources Corp.	653,061	29,857,949
Northwest Natural Gas Co.	421,392	20,749,342
Piedmont Natural Gas Co.	1,133,372	36,811,922
South Jersey Industries Inc.	484,688	25,654,536
Southwest Gas Corp.	726,649	32,117,886

		159,326,036
HAND & MACHINE TOOLS – 0.23%
Franklin Electric Co. Inc.	301,072	18,211,845

		18,211,845
HEALTH CARE – PRODUCTS – 3.29%
Abaxis Inc.(a)(b)	323,597	11,623,604
Affymetrix Inc.(a)	1,117,488	4,838,723
Cantel Medical Corp.	335,117	9,074,968
CONMED Corp.	446,461	12,724,138
CryoLife Inc.	392,329	2,636,451
Cyberonics Inc.(a)	372,522	19,527,603

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
Greatbatch Inc.(a)	371,972	$9,050,079
Haemonetics Corp.(a)(b)	403,819	32,386,284
Hanger Inc.(a)	537,153	15,324,975
ICU Medical Inc.(a)(b)	197,246	11,929,438
Integra LifeSciences Holdings Corp.(a)(b)	305,575	12,559,133
Invacare Corp.	454,667	6,428,991
Luminex Corp.(a)(b)	600,273	11,669,307
Meridian Bioscience Inc.	650,713	12,480,675
Merit Medical Systems Inc.(a)(b)	621,804	9,283,534
Natus Medical Inc.(a)	469,268	6,133,333
NuVasive Inc.(a)	682,796	15,642,856
Palomar Medical Technologies Inc.(a)(b)	279,615	2,639,566
PSS World Medical Inc.(a)(b)	792,751	18,058,868
SurModics Inc.(a)	194,553	3,933,862
Symmetry Medical Inc.(a)(b)	576,883	5,705,373
West Pharmaceutical Services Inc.	534,445	28,362,996

		262,014,757
HEALTH CARE – SERVICES – 2.09%
Air Methods Corp.(a)(b)	182,110	21,738,471
Almost Family Inc.(a)(b)	128,668	2,738,055
Amedisys Inc.(a)	481,497	6,649,474
AmSurg Corp.(a)	498,876	14,158,101
Bio-Reference Laboratories Inc.(a)(b)	382,668	10,936,651
Centene Corp.(a)(b)	809,608	30,287,435
Ensign Group Inc. (The)	273,156	8,359,939
Gentiva Health Services Inc.(a)(b)	446,369	5,052,897
Healthways Inc.(a)	526,981	6,170,947
IPC The Hospitalist Co. Inc.(a)(b)	261,460	11,948,722
Kindred Healthcare Inc.(a)(b)	838,439	9,541,436
LHC Group Inc.(a)	240,887	4,449,183
Magellan Health Services Inc.(a)	429,660	22,174,753
Molina Healthcare Inc.(a)(b)	467,940	11,768,691

		165,974,755
HOLDING COMPANIES – DIVERSIFIED – 0.33%
Prospect Capital Corp.	2,271,130	26,163,418

		26,163,418
HOME BUILDERS – 0.79%
M/I Homes Inc.(a)	320,716	6,202,648
Meritage Homes Corp.(a)	483,762	18,397,469
Ryland Group Inc. (The)	702,329	21,069,870
Standard-Pacific Corp.(a)(b)	1,736,362	11,737,807
Winnebago Industries Inc.(a)(b)	461,605	5,830,071

		63,237,865
HOME FURNISHINGS – 0.78%
DTS Inc.(a)(b)	296,909	6,912,042
Ethan Allen Interiors Inc.	406,912	8,919,511
La-Z-Boy Inc.(a)	821,304	12,015,677
Select Comfort Corp.(a)(b)	886,555	27,970,810
Universal Electronics Inc.(a)	235,998	4,148,845
VOXX International Corp.(a)(b)	300,920	2,250,882

		62,217,767
HOUSEHOLD PRODUCTS & WARES – 0.79%
American Greetings Corp. Class A(b)	530,757	8,916,718

Security	Shares	Value
Blyth Inc.	178,826	$4,647,688
Central Garden & Pet Co. Class A(a)	646,017	7,803,885
Helen of Troy Ltd.(a)	498,975	15,882,374
Prestige Brands Holdings Inc.(a)	794,224	13,470,039
WD-40 Co.	233,010	12,265,646

		62,986,350
HOUSEWARES – 0.46%
Toro Co. (The)	924,796	36,788,385

		36,788,385
INSURANCE – 2.19%
Amerisafe Inc.(a)	285,365	7,744,806
eHealth Inc.(a)(b)	311,899	5,854,344
Employers Holdings Inc.	424,707	7,784,879
Horace Mann Educators Corp.	620,061	11,229,305
Infinity Property and Casualty Corp.	184,281	11,128,730
Meadowbrook Insurance Group Inc.	734,695	5,649,805
Navigators Group Inc. (The)(a)	164,991	8,121,682
Presidential Life Corp.	337,228	4,697,586
ProAssurance Corp.	482,601	43,646,434
RLI Corp.	266,592	17,771,023
Safety Insurance Group Inc.	199,568	9,156,180
Selective Insurance Group Inc.	863,084	16,389,965
Stewart Information Services Corp.	279,573	5,630,600
Tower Group Inc.	542,444	10,517,989
United Fire Group Inc.	343,692	8,633,543

		173,956,871
INTERNET – 2.17%
Blucora Inc.(a)	634,819	11,306,126
Blue Nile Inc.(a)(b)	196,380	7,283,734
comScore Inc.(a)(b)	503,466	7,677,856
DealerTrack Holdings Inc.(a)(b)	669,845	18,655,183
Dice Holdings Inc.(a)(b)	819,338	6,898,826
Digital River Inc.(a)	559,214	9,316,505
HealthStream Inc.(a)(b)	308,443	8,778,288
Liquidity Services Inc.(a)(b)	379,685	19,063,984
NutriSystem Inc.	455,638	4,797,868
OpenTable Inc.(a)(b)	355,016	14,768,666
PCTEL Inc.	272,750	1,922,888
Perficient Inc.(a)	518,683	6,260,504
QuinStreet Inc.(a)	403,690	3,386,959
Sourcefire Inc.(a)(b)	470,193	23,053,563
Stamps.com Inc.(a)	232,254	5,374,358
United Online Inc.	1,424,871	7,865,288
Vasco Data Security International Inc.(a)(b)	449,477	4,216,094
Websense Inc.(a)	570,745	8,932,159
XO Group Inc.(a)	385,799	3,221,422

		172,780,271
IRON & STEEL – 0.10%
AK Steel Holding Corp.(b)	1,737,974	8,342,275

		8,342,275
LEISURE TIME – 0.73%
Arctic Cat Inc.(a)(b)	206,584	8,564,973
Brunswick Corp.	1,408,360	31,871,187

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
Callaway Golf Co.	1,022,224	$6,276,455
Interval Leisure Group Inc.	604,420	11,441,670

		58,154,285
LODGING – 0.14%
Boyd Gaming Corp.(a)(b)	884,679	6,245,834
Marcus Corp.	317,301	3,522,041
Monarch Casino & Resort Inc.(a)(b)	149,583	1,302,868

		11,070,743
MACHINERY – 2.19%
Albany International Corp. Class A	452,928	9,950,828
Applied Industrial Technologies Inc.	659,676	27,330,377
Astec Industries Inc.(a)(b)	329,257	10,407,814
Briggs & Stratton Corp.(b)	751,087	14,022,794
Cascade Corp.	134,265	7,349,666
Cognex Corp.	626,122	21,651,299
Gerber Scientific Inc. Escrow(a)(c)	349,019	3,490
Intermec Inc.(a)(b)	880,498	5,467,893
Intevac Inc.(a)(b)	374,773	2,289,863
iRobot Corp.(a)	407,185	9,267,531
Lindsay Corp.	200,409	14,423,436
Robbins & Myers Inc.	670,104	39,938,198
Tennant Co.	292,099	12,507,679

		174,610,868
MANUFACTURING – 2.90%
A.O. Smith Corp.	610,453	35,125,466
Actuant Corp. Class A	1,147,256	32,834,467
AZZ Inc.	397,276	15,088,542
Barnes Group Inc.	737,461	18,443,900
Ceradyne Inc.	357,182	8,725,956
EnPro Industries Inc.(a)(b)	325,345	11,715,673
Federal Signal Corp.(a)	980,294	6,195,458
Hillenbrand Inc.	983,087	17,882,353
John Bean Technologies Corp.	456,882	7,460,883
Koppers Holdings Inc.	326,275	11,396,786
LSB Industries Inc.(a)(b)	295,029	12,942,922
Lydall Inc.(a)(b)	265,963	3,747,419
Movado Group Inc.	278,231	9,381,949
Myers Industries Inc.	487,410	7,613,344
Standex International Corp.	199,007	8,845,861
STR Holdings Inc.(a)(b)	608,597	1,886,651
Sturm, Ruger & Co. Inc.(b)	301,698	14,931,034
Tredegar Corp.	378,536	6,715,229

		230,933,893
MEDIA – 0.15%
Digital Generation Inc.(a)(b)	398,735	4,529,630
Dolan Co. (The)(a)(b)	452,393	2,433,874
E.W. Scripps Co. (The) Class A(a)	445,629	4,745,949

		11,709,453
METAL FABRICATE & HARDWARE – 0.96%
A.M. Castle & Co.(a)(b)	266,529	3,328,947
CIRCOR International Inc.	274,478	10,361,545
Haynes International Inc.	193,037	10,066,880
Kaydon Corp.	504,037	11,260,187

Security	Shares	Value
Lawson Products Inc.	58,405	$404,163
Mueller Industries Inc.	600,786	27,317,739
Olympic Steel Inc.	141,973	2,396,504
RTI International Metals Inc.(a)(b)	478,844	11,463,525

		76,599,490
MINING – 0.72%
AMCOL International Corp.(b)	395,754	13,408,146
Century Aluminum Co.(a)(b)	805,648	5,760,383
Globe Specialty Metals Inc.	1,001,935	15,249,451
Kaiser Aluminum Corp.	263,882	15,408,070
Materion Corp.(b)	323,683	7,703,655

		57,529,705
OFFICE FURNISHINGS – 0.15%
Interface Inc.	904,192	11,944,376

		11,944,376

OIL & GAS – 1.53%
Approach Resources Inc.(a)(b)	520,065	15,669,558
Comstock Resources Inc.(a)(b)	703,297	12,926,599
Contango Oil & Gas Co.(a)(b)	201,810	9,916,943
Gulfport Energy Corp.(a)(b)	778,133	24,324,438
PDC Energy Inc.(a)(b)	475,585	15,042,754
Penn Virginia Corp.	726,937	4,507,009
PetroQuest Energy Inc.(a)	887,278	5,953,635
Stone Energy Corp.(a)(b)	777,863	19,539,919
Swift Energy Co.(a)(b)	673,616	14,065,102

		121,945,957
OIL & GAS SERVICES – 1.88%
Basic Energy Services Inc.(a)(b)	432,395	4,851,472
Exterran Holdings Inc.(a)(b)	1,019,043	20,666,192
Geospace Technologies Corp.(a)	100,503	12,302,572
Gulf Island Fabrication Inc.	226,870	6,322,867
Hornbeck Offshore Services Inc.(a)	500,094	18,328,445
ION Geophysical Corp.(a)(b)	1,884,225	13,076,522
Lufkin Industries Inc.	527,848	28,408,779
Matrix Service Co.(a)	402,919	4,258,854
Pioneer Energy Services Corp.(a)	982,477	7,653,496
SEACOR Holdings Inc.(a)	312,594	26,057,836
TETRA Technologies Inc.(a)	1,226,308	7,419,163

		149,346,198
PHARMACEUTICALS – 2.44%
Akorn Inc.(a)(b)	1,060,701	14,022,467
Align Technology Inc.(a)(b)	1,126,744	41,655,726
Hi-Tech Pharmacal Co. Inc.(a)(b)	170,278	5,637,905
Neogen Corp.(a)(b)	348,936	14,899,567
Par Pharmaceutical Companies Inc.(a)	578,384	28,907,632
PharMerica Corp.(a)	465,125	5,888,482
Questcor Pharmaceuticals Inc.(a)(b)	939,937	17,388,834
Salix Pharmaceuticals Ltd.(a)(b)	784,208	33,203,367
ViroPharma Inc.(a)(b)	1,081,916	32,695,502

		194,299,482

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
REAL ESTATE – 0.55%
Forestar Group Inc.(a)(b)	548,856	$9,143,941
HFF Inc. Class A(a)(b)	510,599	7,607,925
Sovran Self Storage Inc.	462,432	26,751,691

		43,503,557
REAL ESTATE INVESTMENT TRUSTS – 7.73%
Acadia Realty Trust	723,965	17,968,811
Cedar Realty Trust Inc.(b)	856,652	4,523,123
Colonial Properties Trust(b)	1,299,230	27,348,791
Cousins Properties Inc.	1,423,742	11,304,511
DiamondRock Hospitality Co.	3,074,281	29,605,326
EastGroup Properties Inc.(b)	458,178	24,375,070
Entertainment Properties Trust(b)	737,696	32,775,833
Extra Space Storage Inc.	1,523,890	50,669,342
Franklin Street Properties Corp.(b)	1,137,431	12,591,361
Getty Realty Corp.(b)	420,110	7,540,974
Healthcare Realty Trust Inc.(b)	1,353,930	31,208,086
Inland Real Estate Corp.(b)	1,223,496	10,093,842
Kilroy Realty Corp.(b)	1,163,010	52,079,588
Kite Realty Group Trust	946,025	4,824,728
LaSalle Hotel Properties(b)	1,358,268	36,252,173
Lexington Realty Trust(b)	2,105,985	20,343,815
LTC Properties Inc.	478,236	15,231,817
Medical Properties Trust Inc.	2,128,259	22,240,307
Mid-America Apartment Communities Inc.(b)	646,924	42,250,606
Parkway Properties Inc.	348,045	4,653,362
Pennsylvania Real Estate Investment Trust	826,645	13,110,590
Post Properties Inc.	853,033	40,911,463
PS Business Parks Inc.	281,706	18,823,595
Sabra Healthcare REIT Inc.	581,994	11,645,700
Saul Centers Inc.	199,082	8,839,241
Tanger Factory Outlet Centers Inc.	1,477,155	47,756,421
Universal Health Realty Income Trust(b)	199,113	9,155,216
Urstadt Biddle Properties Inc. Class A	369,711	7,479,254

		615,602,946
RETAIL – 8.85%
Big 5 Sporting Goods Corp.	265,875	2,645,456
Biglari Holdings Inc.(a)	18,921	6,907,300
BJ’s Restaurants Inc.(a)(b)	386,864	17,544,282
Brown Shoe Co. Inc.	639,372	10,249,133
Buckle Inc. (The)(b)	429,809	19,526,223
Buffalo Wild Wings Inc.(a)(b)	291,887	25,026,391
Cabela’s Inc.(a)	725,723	39,682,534
Casey’s General Stores Inc.	603,189	34,466,219
Cash America International Inc.	460,701	17,769,238
Cato Corp. (The) Class A	422,950	12,565,844
CEC Entertainment Inc.	264,008	7,951,921
Children’s Place Retail Stores Inc. (The)(a)(b)	379,320	22,759,200
Christopher & Banks Corp.	592,410	2,079,359
Coinstar Inc.(a)(b)	491,707	22,116,981
Coldwater Creek Inc.(a)(b)	1,264,196	1,049,283
Cracker Barrel Old Country Store Inc.	364,909	24,489,043
DineEquity Inc.(a)(b)	241,689	13,534,584
EZCORP Inc. Class A NVS(a)	707,538	16,223,846
Fifth & Pacific Companies Inc.(a)	1,775,822	22,695,005
Finish Line Inc. (The) Class A	796,890	18,121,279
First Cash Financial Services Inc.(a)(b)	413,291	19,015,519

Security	Shares	Value
Fred’s Inc. Class A(b)	529,713	$7,537,816
Genesco Inc.(a)(b)	381,884	25,483,119
Group 1 Automotive Inc.(b)	336,082	20,242,219
Haverty Furniture Companies Inc.	308,741	4,285,325
Hibbett Sports Inc.(a)(b)	410,557	24,407,614
Hot Topic Inc.	668,366	5,814,784
Jack in the Box Inc.(a)	700,102	19,679,867
Jos. A. Bank Clothiers Inc.(a)(b)	438,558	21,261,292
Kirkland’s Inc.(a)	240,621	2,389,367
Lithia Motors Inc. Class A	326,392	10,872,118
Lumber Liquidators Holdings Inc.(a)(b)	424,620	21,519,742
MarineMax Inc.(a)(b)	372,731	3,089,940
Men’s Wearhouse Inc. (The)	748,733	25,778,877
OfficeMax Inc.(b)	1,358,686	10,611,338
Papa John’s International Inc.(a)	276,005	14,741,427
Pep Boys – Manny, Moe & Jack (The)	838,398	8,534,892
PetMed Express Inc.	319,872	3,211,515
Red Robin Gourmet Burgers Inc.(a)	206,805	6,733,571
Ruby Tuesday Inc.(a)	944,038	6,844,275
rue21 Inc.(a)(b)	247,154	7,698,847
Ruth’s Hospitality Group Inc.(a)(b)	562,774	3,584,870
Sonic Automotive Inc. Class A	589,212	11,183,244
Sonic Corp.(a)(b)	857,023	8,801,626
Stage Stores Inc.	494,234	10,408,568
Stein Mart Inc.(a)	433,324	3,687,587
Texas Roadhouse Inc.	916,947	15,679,794
Tuesday Morning Corp.(a)(b)	658,346	4,312,166
Vitamin Shoppe Inc.(a)(b)	466,704	27,218,177
Zale Corp.(a)(b)	407,384	2,810,950
Zumiez Inc.(a)	349,763	9,698,928

		704,542,495
SAVINGS & LOANS – 0.90%
Bank Mutual Corp.	676,480	3,077,984
Brookline Bancorp Inc.	1,101,085	9,711,569
Dime Community Bancshares Inc.	452,120	6,528,613
Northwest Bancshares Inc.	1,537,479	18,803,368
Oritani Financial Corp.	610,521	9,188,341
Provident Financial Services Inc.	850,215	13,424,895
ViewPoint Financial Group	556,528	10,668,642

		71,403,412
SEMICONDUCTORS – 4.02%
ATMI Inc.(a)	502,049	9,323,050
Brooks Automation Inc.	1,050,317	8,434,045
Cabot Microelectronics Corp.	366,073	12,863,805
CEVA Inc.(a)(b)	354,615	5,099,364
Cirrus Logic Inc.(a)(b)	1,016,771	39,033,839
Cohu Inc.	357,380	3,355,798
Diodes Inc.(a)	563,267	9,581,172
DSP Group Inc.(a)	347,157	2,062,112
Entropic Communications Inc.(a)(b)	1,388,174	8,079,173
Exar Corp.(a)(b)	723,025	5,784,200
GT Advanced Technologies Inc.(a)(b)	1,864,210	10,159,944
Hittite Microwave Corp.(a)(b)	425,625	23,609,419
Kopin Corp.(a)(b)	968,282	3,640,740
Kulicke and Soffa Industries Inc.(a)(b)	1,164,107	12,106,713
Micrel Inc.	762,369	7,943,885
Microsemi Corp.(a)	1,396,868	28,035,141
MKS Instruments Inc.	830,372	21,166,182
Monolithic Power Systems Inc.(a)(b)	487,204	9,622,279

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
Nanometrics Inc.(a)(b)	333,044	$4,599,338
Pericom Semiconductor Corp.(a)(b)	336,440	2,921,981
Power Integrations Inc.	452,862	13,780,591
Rubicon Technology Inc.(a)(b)	269,434	2,581,178
Rudolph Technologies Inc.(a)(b)	513,641	5,393,230
Sigma Designs Inc.(a)(b)	518,590	3,427,880
Supertex Inc.(a)	166,777	2,981,973
Tessera Technologies Inc.	818,604	11,198,503
TriQuint Semiconductor Inc.(a)(b)	2,570,681	12,981,939
Ultratech Inc.(a)	415,183	13,028,442
Veeco Instruments Inc.(a)(b)	614,931	18,460,229
Volterra Semiconductor Corp.(a)(b)	401,591	8,782,795

		320,038,940
SOFTWARE – 3.68%
Avid Technology Inc.(a)(b)	476,552	4,508,182
Blackbaud Inc.	709,522	16,971,766
Bottomline Technologies Inc.(a)(b)	579,897	14,317,657
CommVault Systems Inc.(a)(b)	658,201	38,636,399
Computer Programs and Systems Inc.	163,314	9,072,093
CSG Systems International Inc.(a)	532,836	11,983,482
Digi International Inc.(a)(b)	408,394	4,149,283
Ebix Inc.(b)	501,417	11,838,455
EPIQ Systems Inc.	501,989	6,736,692
Interactive Intelligence Group Inc.(a)(b)	233,323	7,011,356
JDA Software Group Inc.(a)	672,321	21,366,361
Medidata Solutions Inc.(a)(b)	346,730	14,389,295
MicroStrategy Inc. Class A(a)(b)	135,640	18,185,255
Monotype Imaging Holdings Inc.(b)	580,670	9,052,645
Omnicell Inc.(a)	524,248	7,287,047
OPNET Technologies Inc.	239,540	8,161,128
Progress Software Corp.(a)	995,037	21,283,841
Quality Systems Inc.	626,901	11,629,014
Synchronoss Technologies Inc.(a)(b)	428,423	9,810,887
SYNNEX Corp.(a)(b)	416,147	13,558,069
Take-Two Interactive Software Inc.(a)(b)	1,416,141	14,770,351
Tyler Technologies Inc.(a)	409,181	18,012,148

		292,731,406
STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.(a)(b)	596,137	9,961,449

		9,961,449
TELECOMMUNICATIONS – 2.30%
Anixter International Inc.	434,692	24,977,402
ARRIS Group Inc.(a)	1,778,416	22,745,941
Atlantic Tele-Network Inc.	146,700	6,305,166
Black Box Corp.	264,850	6,756,323
Cbeyond Inc.(a)	482,051	4,753,023
Cincinnati Bell Inc.(a)(b)	3,100,188	17,671,071
Comtech Telecommunications Corp.(b)	284,304	7,858,162
General Communication Inc. Class A(a)(b)	509,858	4,996,608
Harmonic Inc.(a)	1,844,390	8,373,531
LogMeIn Inc.(a)(b)	349,964	7,849,692
Lumos Networks Corp.	239,486	1,882,360
NETGEAR Inc.(a)(b)	597,556	22,790,786
Neutral Tandem Inc.(a)	469,226	4,401,340
Novatel Wireless Inc.(a)	501,520	993,010
NTELOS Holdings Corp.	238,924	4,150,110
Oplink Communications Inc.(a)	303,768	5,024,323

Security	Shares	Value
Symmetricom Inc.(a)	657,711	$4,584,246
USA Mobility Inc.	332,680	3,948,912
ViaSat Inc.(a)(b)	621,950	23,248,491

		183,310,497
TEXTILES – 0.31%
G&K Services Inc. Class A	298,353	9,341,432
UniFirst Corp.	234,755	15,679,287

		25,020,719
TOYS, GAMES & HOBBIES – 0.06%
JAKKS Pacific Inc.(b)	325,044	4,735,891

		4,735,891
TRANSPORTATION – 1.52%
Arkansas Best Corp.	373,991	2,962,009
Bristow Group Inc.	561,385	28,378,012
Forward Air Corp.	458,454	13,941,586
Heartland Express Inc.	725,207	9,688,766
Hub Group Inc. Class A(a)	557,515	16,547,045
Knight Transportation Inc.	926,694	13,251,724
Old Dominion Freight Line Inc.(a)	1,112,589	33,555,684
Overseas Shipholding Group Inc.(b)	388,283	2,562,668

		120,887,494
WATER – 0.17%
American States Water Co.	297,270	13,207,706

		13,207,706

TOTAL COMMON STOCKS
(Cost: $7,857,718,982)		7,980,083,817

SHORT-TERM INVESTMENTS – 17.20%

MONEY MARKET FUNDS – 17.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,257,383,174	1,257,383,174
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	88,544,799	88,544,799

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

September 30, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	23,085,491	$23,085,491

		1,369,013,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,013,464)		1,369,013,464

TOTAL INVESTMENTS IN SECURITIES – 117.45%
(Cost: $9,226,732,446)		9,349,097,281

Other Assets, Less Liabilities – (17.45)%		(1,388,876,906)

NET ASSETS – 100.00%		$7,960,220,375

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.14%
Harte-Hanks Inc.	1,112	$7,706
Interpublic Group of Companies Inc. (The)	11,012	122,453
Lamar Advertising Co. Class A(a)	1,341	49,698
Omnicom Group Inc.	6,626	341,637

		521,494

AEROSPACE & DEFENSE – 1.60%
AAR Corp.	970	15,927
AeroVironment Inc.(a)	460	10,796
Alliant Techsystems Inc.	800	40,088
BE Aerospace Inc.(a)	2,574	108,365
Boeing Co. (The)	16,822	1,171,148
Cubic Corp.	385	19,273
Curtiss-Wright Corp.	1,130	36,951
Esterline Technologies Corp.(a)	746	41,880
Exelis Inc.	4,538	46,923
GenCorp Inc.(a)	1,476	14,007
General Dynamics Corp.	8,222	543,639
Kaman Corp.	636	22,807
L-3 Communications Holdings Inc.	2,398	171,961
Lockheed Martin Corp.	6,687	624,432
Moog Inc. Class A(a)(b)	1,121	42,452
National Presto Industries Inc.(b)	114	8,308
Northrop Grumman Corp.	6,167	409,674
Orbital Sciences Corp.(a)	1,427	20,777
Raytheon Co.	8,234	470,656
Rockwell Collins Inc.	3,509	188,223
Teledyne Technologies Inc.(a)	905	57,368
Triumph Group Inc.	1,239	77,475
United Technologies Corp.	20,854	1,632,660

		5,775,790

AGRICULTURE – 1.85%
Alliance One International Inc.(a)(b)	2,185	7,057
Altria Group Inc.	50,535	1,687,364
Andersons Inc. (The)	447	16,834
Archer-Daniels-Midland Co.	16,325	443,713
Lorillard Inc.	3,235	376,716
Philip Morris International Inc.	41,904	3,768,846
Reynolds American Inc.	8,162	353,741
Universal Corp.	573	29,177

		6,683,448

AIRLINES – 0.08%
Alaska Air Group Inc.(a)	1,772	62,126
Allegiant Travel Co.(a)(b)	361	22,873
JetBlue Airways Corp.(a)(b)	5,729	27,442
SkyWest Inc.	1,245	12,861
Southwest Airlines Co.	18,425	161,587

		286,889

Security	Shares	Value

APPAREL – 0.67%
Carter’s Inc.(a)	1,296	$69,777
Coach Inc.	7,104	397,966
Crocs Inc.(a)(b)	2,200	35,662
Deckers Outdoor Corp.(a)(b)	880	32,243
Hanesbrands Inc.(a)	2,380	75,874
Iconix Brand Group Inc.(a)(b)	1,623	29,604
K-Swiss Inc. Class A(a)(b)	695	2,384
Maidenform Brands Inc.(a)	572	11,715
Nike Inc. Class B	9,141	867,572
Oxford Industries Inc.	339	19,137
Perry Ellis International Inc.(a)(b)	314	6,924
Quiksilver Inc.(a)	3,079	10,222
Ralph Lauren Corp.	1,523	230,323
SKECHERS U.S.A. Inc. Class A(a)	920	18,768
Steven Madden Ltd.(a)(b)	1,057	46,212
True Religion Apparel Inc.	640	13,651
Under Armour Inc. Class A(a)(b)	1,935	108,031
VF Corp.	2,197	350,114
Warnaco Group Inc. (The)(a)	992	51,485
Wolverine World Wide Inc.	1,198	53,155

		2,430,819

AUTO MANUFACTURERS – 0.37%
Ford Motor Co.	94,821	934,935
Oshkosh Corp.(a)	2,223	60,977
PACCAR Inc.	8,831	353,461

		1,349,373

AUTO PARTS & EQUIPMENT – 0.21%
BorgWarner Inc.(a)	2,871	198,415
Goodyear Tire & Rubber Co. (The)(a)	6,218	75,797
Johnson Controls Inc.	16,962	464,759
Spartan Motors Inc.	874	4,370
Standard Motor Products Inc.	480	8,842
Superior Industries International Inc.	573	9,792

		761,975

BANKS – 6.55%
Associated Banc-Corp	4,233	55,749
BancorpSouth Inc.(b)	1,967	28,994
Bank of America Corp.	267,898	2,365,539
Bank of Hawaii Corp.	1,144	52,189
Bank of New York Mellon Corp. (The)	29,302	662,811
Bank of the Ozarks Inc.	707	24,370
BB&T Corp.	17,358	575,591
BBCN Bancorp Inc.(a)	1,901	23,972
Boston Private Financial Holdings Inc.	1,881	18,039
Capital One Financial Corp.	14,445	823,510
Cathay General Bancorp	1,723	29,739
Citigroup Inc.	72,897	2,385,190
City Holding Co.(b)	358	12,831
City National Corp.	1,204	62,018
Columbia Banking System Inc.	964	17,873
Comerica Inc.	4,826	149,847
Commerce Bancshares Inc.	1,852	74,691
Community Bank System Inc.	986	27,795
Cullen/Frost Bankers Inc.	1,546	88,787

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
CVB Financial Corp.	2,161	$25,802
East West Bancorp Inc.	3,518	74,300
F.N.B. Corp.	3,416	38,293
Fifth Third Bancorp	22,962	356,141
First BanCorp (Puerto Rico)(a)	1,821	8,049
First Commonwealth Financial Corp.	2,639	18,605
First Financial Bancorp	1,423	24,063
First Financial Bankshares Inc.	768	27,671
First Horizon National Corp.	6,215	59,850
First Midwest Bancorp Inc.	1,821	22,854
FirstMerit Corp.	2,668	39,300
Fulton Financial Corp.	4,867	47,989
Glacier Bancorp Inc.	1,756	27,359
Goldman Sachs Group Inc. (The)	11,204	1,273,671
Hancock Holding Co.	2,073	64,159
Hanmi Financial Corp.(a)(b)	852	10,914
Home Bancshares Inc.	563	19,193
Huntington Bancshares Inc.	21,600	149,040
Independent Bank Corp. (Massachusetts)	523	15,737
International Bancshares Corp.	1,325	25,241
J.P. Morgan Chase & Co.	94,428	3,822,445
KeyCorp	23,313	203,756
M&T Bank Corp.	3,002	285,670
Morgan Stanley	34,303	574,232
National Penn Bancshares Inc.	3,044	27,731
NBT Bancorp Inc.	829	18,296
Northern Trust Corp.	5,458	253,333
Old National Bancorp	2,564	34,896
PacWest Bancorp	809	18,906
Pinnacle Financial Partners Inc.(a)	829	16,016
PNC Financial Services Group Inc. (The)(c)	13,163	830,585
PrivateBancorp Inc.	1,429	22,850
Prosperity Bancshares Inc.	1,062	45,262
Regions Financial Corp.	35,327	254,708
S&T Bancorp Inc.	703	12,380
Signature Bank(a)	1,185	79,490
Simmons First National Corp. Class A	423	10,302
State Street Corp.	11,933	500,709
Sterling Bancorp	755	7,490
SunTrust Banks Inc.	13,331	376,867
Susquehanna Bancshares Inc.	4,615	48,273
SVB Financial Group(a)	1,118	67,594
Synovus Financial Corp.	16,919	40,098
TCF Financial Corp.	4,166	49,742
Texas Capital Bancshares Inc.(a)	1,008	50,108
Tompkins Financial Corp.	297	12,034
TrustCo Bank Corp. NY(b)	2,345	13,413
Trustmark Corp.	1,562	38,019
U.S. Bancorp	47,117	1,616,113
UMB Financial Corp.	799	38,895
Umpqua Holdings Corp.	2,801	36,105
United Bankshares Inc.	986	24,561
United Community Banks Inc.(a)	1,152	9,665
Valley National Bancorp	4,815	48,246
Webster Financial Corp.	1,796	42,565
Wells Fargo & Co.	122,111	4,216,493
Westamerica Bancorp	690	32,465
Wilshire Bancorp Inc.(a)	1,383	8,713
Wintrust Financial Corp.	879	33,024
Zions Bancorp	4,630	95,633

		23,725,449

Security	Shares	Value

BEVERAGES – 2.19%
Beam Inc.	3,962	$227,973
Boston Beer Co. Inc. (The) Class A(a)(b)	208	23,290
Brown-Forman Corp. Class B NVS	3,786	247,036
Coca-Cola Co. (The)	96,241	3,650,421
Coca-Cola Enterprises Inc.	6,902	215,826
Constellation Brands Inc. Class A(a)	3,642	117,819
Dr Pepper Snapple Group Inc.	5,248	233,693
Green Mountain Coffee Roasters Inc.(a)(b)	3,177	75,454
Molson Coors Brewing Co. Class B NVS	3,875	174,569
Monster Beverage Corp.(a)	3,798	205,700
Peet’s Coffee & Tea Inc.(a)	313	22,955
PepsiCo Inc.	38,687	2,737,879

		7,932,615

BIOTECHNOLOGY – 1.72%
Alexion Pharmaceuticals Inc.(a)	4,792	548,205
Amgen Inc.	19,161	1,615,656
ArQule Inc.(a)(b)	1,378	7,042
Bio-Rad Laboratories Inc. Class A(a)(b)	515	54,961
Biogen Idec Inc.(a)	5,869	875,831
Cambrex Corp.(a)	685	8,035
Celgene Corp.(a)	10,721	819,084
Charles River Laboratories International Inc.(a)	1,181	46,768
Cubist Pharmaceuticals Inc.(a)	1,565	74,619
Emergent BioSolutions Inc.(a)	623	8,853
Enzo Biochem Inc.(a)(b)	927	1,891
Gilead Sciences Inc.(a)	18,809	1,247,601
Life Technologies Corp.(a)	4,396	214,876
Medicines Co. (The)(a)	1,341	34,611
Momenta Pharmaceuticals Inc.(a)(b)	1,034	15,065
Regeneron Pharmaceuticals Inc.(a)(b)	1,868	285,169
Spectrum Pharmaceuticals Inc.(a)(b)	1,245	14,567
United Therapeutics Corp.(a)(b)	1,196	66,832
Vertex Pharmaceuticals Inc.(a)	5,393	301,738

		6,241,404

BUILDING MATERIALS – 0.18%
AAON Inc.	475	9,353
Apogee Enterprises Inc.	686	13,459
Comfort Systems USA Inc.	950	10,384
Drew Industries Inc.(a)	469	14,168
Eagle Materials Inc.	1,037	47,972
Fortune Brands Home & Security Inc.(a)	4,001	108,067
Gibraltar Industries Inc.(a)	772	9,897
Griffon Corp.	1,162	11,969
Headwaters Inc.(a)	1,335	8,784
Lennox International Inc.	1,153	55,759
Louisiana-Pacific Corp.(a)	3,557	44,462
Martin Marietta Materials Inc.	1,160	96,129
Masco Corp.	8,968	134,968
NCI Building Systems Inc.(a)	523	5,246
Quanex Building Products Corp.	906	17,069
Simpson Manufacturing Co. Inc.	1,003	28,706
Texas Industries Inc.	510	20,732
Universal Forest Products Inc.	487	20,230

		657,354

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value

CHEMICALS – 2.41%
A. Schulman Inc.	753	$17,937
Air Products and Chemicals Inc.	5,247	433,927
Airgas Inc.	1,741	143,284
Albemarle Corp.	2,240	118,003
American Vanguard Corp.	593	20,636
Ashland Inc.	1,820	130,312
Balchem Corp.	714	26,225
Cabot Corp.	1,520	55,586
CF Industries Holdings Inc.	1,564	347,583
Cytec Industries Inc.	1,134	74,300
Dow Chemical Co. (The)	29,788	862,661
E.I. du Pont de Nemours and Co.	23,130	1,162,745
Eastman Chemical Co.	3,823	217,949
Ecolab Inc.	6,568	425,672
FMC Corp.	3,434	190,175
H.B. Fuller Co.	1,189	36,479
Hawkins Inc.	226	9,390
Innophos Holdings Inc.	529	25,651
International Flavors & Fragrances Inc.	2,042	121,662
Intrepid Potash Inc.(a)(b)	1,285	27,602
Kraton Performance Polymers Inc.(a)	799	20,854
LyondellBasell Industries NV Class A	8,408	434,357
Minerals Technologies Inc.	446	31,635
Monsanto Co.	13,250	1,206,015
Mosaic Co. (The)	6,900	397,509
NewMarket Corp.	264	65,071
Olin Corp.	1,977	42,960
OM Group Inc.(a)	800	14,832
PolyOne Corp.	2,125	35,211
PPG Industries Inc.	3,785	434,670
Praxair Inc.	7,414	770,166
Quaker Chemical Corp.	308	14,374
RPM International Inc.	3,344	95,438
Sensient Technologies Corp.	1,217	44,737
Sherwin-Williams Co. (The)	2,115	314,945
Sigma-Aldrich Corp.	2,983	214,687
Stepan Co.	206	19,801
Valspar Corp. (The)	2,103	117,978
Zep Inc.	520	7,862

		8,730,881

COAL – 0.12%
Alpha Natural Resources Inc.(a)(b)	5,403	35,498
Arch Coal Inc.(b)	5,228	33,093
Cloud Peak Energy Inc.(a)	1,496	27,078
CONSOL Energy Inc.	5,714	171,706
Peabody Energy Corp.	6,688	149,075
SunCoke Energy Inc.(a)(b)	1,700	27,404

		443,854

COMMERCIAL SERVICES – 1.60%
Aaron’s Inc.	1,750	48,667
ABM Industries Inc.	1,348	25,518
Alliance Data Systems Corp.(a)(b)	1,242	176,302
American Public Education Inc.(a)(b)	437	15,920
AMN Healthcare Services Inc.(a)(b)	967	9,728
Apollo Group Inc. Class A(a)(b)	2,502	72,683
Arbitron Inc.	674	25,545

Security	Shares	Value
Automatic Data Processing Inc.	12,027	$705,504
Brink’s Co. (The)	1,138	29,235
Capella Education Co.(a)(b)	262	9,186
Cardtronics Inc.(a)(b)	1,061	31,597
Career Education Corp.(a)(b)	1,455	5,485
CDI Corp.	289	4,922
Chemed Corp.	470	32,566
Consolidated Graphics Inc.(a)(b)	222	5,792
Convergys Corp.	2,786	43,657
CoreLogic Inc.(a)	2,577	68,368
Corinthian Colleges Inc.(a)(b)	1,933	4,601
Corporate Executive Board Co. (The)	843	45,210
Corrections Corp. of America	2,542	85,030
CorVel Corp.(a)	159	7,115
Cross Country Healthcare Inc.(a)(b)	760	3,587
Deluxe Corp.	1,234	37,711
DeVry Inc.	1,495	34,026
Equifax Inc.	3,007	140,066
ExlService Holdings Inc.(a)	658	19,411
Forrester Research Inc.	351	10,098
FTI Consulting Inc.(a)	1,008	26,893
Gartner Inc.(a)(b)	2,295	105,777
GEO Group Inc. (The)	1,557	43,082
Global Payments Inc.	1,977	82,698
H&R Block Inc.	6,786	117,601
Healthcare Services Group Inc.	1,621	37,072
Heartland Payment Systems Inc.	974	30,856
Heidrick & Struggles International Inc.	434	5,529
HMS Holdings Corp.(a)(b)	2,152	71,941
Insperity Inc.	550	13,876
Iron Mountain Inc.	3,762	128,322
ITT Educational Services Inc.(a)(b)	351	11,313
Kelly Services Inc. Class A	691	8,707
Korn/Ferry International(a)(b)	1,148	17,599
Landauer Inc.	230	13,736
Lender Processing Services Inc.	2,166	60,410
Lincoln Educational Services Corp.	550	2,310
Live Nation Entertainment Inc.(a)(b)	3,573	30,764
Manpower Inc.	1,953	71,870
MasterCard Inc. Class A	2,669	1,205,000
Matthews International Corp. Class A	726	21,649
MAXIMUS Inc.	848	50,643
Medifast Inc.(a)(b)	327	8,551
Monro Muffler Brake Inc.	755	26,568
Monster Worldwide Inc.(a)(b)	2,806	20,568
Moody’s Corp.	4,783	211,265
Navigant Consulting Inc.(a)	1,273	14,067
On Assignment Inc.(a)	973	19,382
PAREXEL International Corp.(a)	1,537	47,278
Paychex Inc.	8,070	268,650
Quanta Services Inc.(a)	5,312	131,206
R.R. Donnelley & Sons Co.(b)	4,408	46,725
Rent-A-Center Inc.	1,496	52,480
Resources Connection Inc.	1,128	14,788
Robert Half International Inc.	3,531	94,031
Rollins Inc.	1,595	37,307
SAIC Inc.	7,108	85,580
SEI Investments Co.	3,366	72,201
Service Corp. International	5,472	73,653
Sotheby’s	1,650	51,975
Strayer Education Inc.(b)	314	20,206
TeleTech Holdings Inc.(a)	604	10,298
Total System Services Inc.	4,051	96,009

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Towers Watson & Co. Class A	1,434	$76,074
TrueBlue Inc.(a)	941	14,793
United Rentals Inc.(a)(b)	2,323	75,985
Universal Technical Institute Inc.	513	7,028
Valassis Communications Inc.(a)	1,044	25,776
Viad Corp.	496	10,347
Western Union Co.	14,929	272,006
Wright Express Corp.(a)	942	65,676

		5,805,651

COMPUTERS – 7.69%
3D Systems Corp.(a)(b)	1,198	39,354
Accenture PLC Class A	15,782	1,105,214
Agilysys Inc.(a)	385	3,311
Apple Inc.	23,301	15,547,825
CACI International Inc. Class A(a)	560	29,002
Cadence Design Systems Inc.(a)(b)	6,762	86,993
CIBER Inc.(a)(b)	1,852	6,426
Cognizant Technology Solutions Corp. Class A(a)	7,431	519,576
Computer Sciences Corp.	3,877	124,878
Dell Inc.	36,349	358,401
Diebold Inc.	1,560	52,588
DST Systems Inc.	760	42,986
EMC Corp.(a)	52,174	1,422,785
Hewlett-Packard Co.	48,883	833,944
iGATE Corp.(a)	760	13,809
Insight Enterprises Inc.(a)	1,091	19,071
International Business Machines Corp.	26,702	5,539,330
j2 Global Inc.(b)	1,094	35,905
Jack Henry & Associates Inc.	2,106	79,817
Lexmark International Inc. Class A	1,760	39,160
LivePerson Inc.(a)	1,182	21,406
Manhattan Associates Inc.(a)	510	29,208
Mentor Graphics Corp.(a)	2,311	35,774
Mercury Computer Systems Inc.(a)(b)	737	7,827
MICROS Systems Inc.(a)(b)	1,981	97,307
MTS Systems Corp.	381	20,403
NCI Inc. Class A(a)(b)	215	1,479
NCR Corp.(a)	3,946	91,981
NetApp Inc.(a)	9,079	298,518
NetScout Systems Inc.(a)	892	22,755
RadiSys Corp.(a)(b)	607	2,185
Riverbed Technology Inc.(a)(b)	3,895	90,637
SanDisk Corp.(a)	5,973	259,407
Seagate Technology PLC	8,845	274,195
Super Micro Computer Inc.(a)(b)	670	8,060
Sykes Enterprises Inc.(a)	832	11,182
Synaptics Inc.(a)(b)	793	19,048
Synopsys Inc.(a)	3,732	123,231
Teradata Corp.(a)	4,178	315,063
Virtusa Corp.(a)	473	8,405
Western Digital Corp.	5,548	214,874

		27,853,320

COSMETICS & PERSONAL CARE – 1.79%
Avon Products Inc.	10,807	172,372
Colgate-Palmolive Co.	11,081	1,188,105
Estee Lauder Companies Inc. (The) Class A	5,942	365,849
Inter Parfums Inc.	417	7,631
Procter & Gamble Co. (The)	68,465	4,748,732

		6,482,689

Security	Shares	Value

DISTRIBUTION & WHOLESALE – 0.41%
Arrow Electronics Inc.(a)	2,704	$91,152
Brightpoint Inc.(a)	1,666	14,961
Fastenal Co.	6,722	288,979
Fossil Inc.(a)	1,371	116,124
Genuine Parts Co.	3,882	236,918
Ingram Micro Inc. Class A(a)	3,712	56,534
LKQ Corp.(a)	7,491	138,584
MWI Veterinary Supply Inc.(a)	308	32,857
Owens & Minor Inc.	1,556	46,493
Pool Corp.	1,176	48,898
ScanSource Inc.(a)(b)	673	21,549
United Stationers Inc.	1,005	26,150
W.W. Grainger Inc.	1,495	311,513
Watsco Inc.	738	55,933

		1,486,645

DIVERSIFIED FINANCIAL SERVICES – 2.23%
Affiliated Managers Group Inc.(a)	1,292	158,916
American Express Co.	24,519	1,394,150
Ameriprise Financial Inc.	5,256	297,963
BlackRock Inc.(c)	3,176	566,281
Calamos Asset Management Inc. Class A	485	5,645
CBOE Holdings Inc.	2,211	65,048
Charles Schwab Corp. (The)	27,379	350,177
CME Group Inc.	7,632	437,314
Discover Financial Services	12,848	510,451
E*TRADE Financial Corp.(a)	6,237	54,948
Eaton Vance Corp.	2,858	82,768
Encore Capital Group Inc.(a)(b)	532	15,034
Federated Investors Inc. Class B(b)	2,289	47,359
Financial Engines Inc.(a)(b)	1,090	25,975
Franklin Resources Inc.	3,448	431,241
Greenhill & Co. Inc.	641	33,172
Higher One Holdings Inc.(a)(b)	730	9,840
Interactive Brokers Group Inc. Class A	926	12,983
IntercontinentalExchange Inc.(a)	1,819	242,673
Invesco Ltd.	11,133	278,214
Investment Technology Group Inc.(a)	1,008	8,770
Janus Capital Group Inc.	4,603	43,452
Jefferies Group Inc.	3,179	43,520
Legg Mason Inc.	2,989	73,768
MarketAxess Holdings Inc.	926	29,262
NASDAQ OMX Group Inc. (The)	2,902	67,602
National Financial Partners Corp.(a)(b)	933	15,768
NYSE Euronext Inc.	6,076	149,773
Piper Jaffray Companies Inc.(a)	382	9,722
Portfolio Recovery Associates Inc.(a)(b)	415	43,338
Raymond James Financial Inc.	2,748	100,714
SLM Corp.	11,701	183,940
Stifel Financial Corp.(a)(b)	1,212	40,723
SWS Group Inc.(a)	770	4,705
T. Rowe Price Group Inc.	6,313	399,613
Virtus Investment Partners Inc.(a)	141	12,126
Visa Inc. Class A	12,994	1,744,834
Waddell & Reed Financial Inc. Class A	2,115	69,309
World Acceptance Corp.(a)(b)	313	21,112

		8,082,203

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value

ELECTRIC – 3.14%
AES Corp. (The)(a)	15,473	$169,739
ALLETE Inc.	868	36,230
Alliant Energy Corp.	2,758	119,670
Ameren Corp.	5,985	195,530
American Electric Power Co. Inc.	12,033	528,730
Avista Corp.	1,431	36,834
Black Hills Corp.	1,083	38,522
CH Energy Group Inc.	381	24,845
Cleco Corp.	1,490	62,550
CMS Energy Corp.	6,632	156,184
Consolidated Edison Inc.	7,258	434,682
Dominion Resources Inc.	14,253	754,554
DTE Energy Co.	4,293	257,322
Duke Energy Corp.	17,506	1,134,389
Edison International	8,141	371,962
El Paso Electric Co.	1,022	35,003
Entergy Corp.	4,432	307,138
Exelon Corp.	21,220	755,008
FirstEnergy Corp.	10,369	457,273
Great Plains Energy Inc.	3,772	83,965
Hawaiian Electric Industries Inc.	2,355	61,960
IDACORP Inc.	1,280	55,386
Integrys Energy Group Inc.	1,940	101,268
MDU Resources Group Inc.	4,745	104,580
National Fuel Gas Co.	2,089	112,889
NextEra Energy Inc.	10,508	739,028
Northeast Utilities	7,843	299,838
NorthWestern Corp.	977	35,397
NRG Energy Inc.	5,650	120,853
NV Energy Inc.	5,793	104,332
OGE Energy Corp.	2,466	136,764
Pepco Holdings Inc.	5,710	107,919
PG&E Corp.	10,572	451,107
Pinnacle West Capital Corp.	2,717	143,458
PNM Resources Inc.	1,915	40,272
PPL Corp.	14,388	417,971
Public Service Enterprise Group Inc.	12,530	403,215
SCANA Corp.	3,285	158,567
Southern Co. (The)	21,749	1,002,411
TECO Energy Inc.	5,066	89,871
UIL Holdings Corp.	1,234	44,251
UNS Energy Corp.	1,023	42,823
Westar Energy Inc.	3,111	92,272
Wisconsin Energy Corp.	5,707	214,983
Xcel Energy Inc.	12,184	337,619

		11,379,164

ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
Acuity Brands Inc.	1,051	66,518
Advanced Energy Industries Inc.(a)	922	11,359
AMETEK Inc.	6,064	214,969
Belden Inc.	1,069	39,425
Emerson Electric Co.	18,083	872,866
Encore Wire Corp.	476	13,928
Energizer Holdings Inc.	1,607	119,898
EnerSys Inc.(a)(b)	1,227	43,301
General Cable Corp.(a)(b)	1,269	37,283

Security	Shares	Value
Hubbell Inc. Class B	1,330	$107,384
Littelfuse Inc.	525	29,683
Molex Inc.	3,414	89,720
Powell Industries Inc.(a)(b)	213	8,237
Vicor Corp.	480	3,202

		1,657,773

ELECTRONICS – 1.34%
Agilent Technologies Inc.	8,707	334,784
American Science and Engineering Inc.	222	14,565
Amphenol Corp. Class A	3,977	234,166
Analogic Corp.	306	23,920
Avnet Inc.(a)	3,470	100,942
Badger Meter Inc.	360	13,100
Bel Fuse Inc. Class B	231	4,315
Benchmark Electronics Inc.(a)(b)	1,436	21,928
Brady Corp. Class A	1,172	34,316
Checkpoint Systems Inc.(a)(b)	1,001	8,288
CTS Corp.	810	8,157
Cymer Inc.(a)(b)	801	40,899
Daktronics Inc.	928	8,825
Electro Scientific Industries Inc.	588	7,185
ESCO Technologies Inc.	642	24,942
FARO Technologies Inc.(a)(b)	415	17,148
FEI Co.(b)	941	50,343
FLIR Systems Inc.	3,795	75,805
Gentex Corp.	3,508	59,671
Honeywell International Inc.	19,406	1,159,508
II-VI Inc.(a)(b)	1,350	25,677
Itron Inc.(a)	999	43,107
Jabil Circuit Inc.	4,683	87,666
Measurement Specialties Inc.(a)(b)	365	12,038
Methode Electronics Inc.	921	8,943
Mettler-Toledo International Inc.(a)(b)	778	132,836
National Instruments Corp.	2,401	60,433
Newport Corp.(a)	910	10,065
OSI Systems Inc.(a)	440	34,250
Park Electrochemical Corp.	493	12,241
PerkinElmer Inc.	2,875	84,726
Plexus Corp.(a)(b)	856	25,928
Pulse Electronics Corp.	1,043	855
Rofin-Sinar Technologies Inc.(a)	690	13,614
Rogers Corp.(a)(b)	385	16,309
TE Connectivity Ltd.	10,594	360,302
Tech Data Corp.(a)	936	42,401
Thermo Fisher Scientific Inc.	9,082	534,294
Trimble Navigation Ltd.(a)	3,144	149,843
TTM Technologies Inc.(a)(b)	1,281	12,080
Tyco International Ltd.	11,435	643,333
Vishay Intertechnology Inc.(a)(b)	3,120	30,670
Waters Corp.(a)	2,197	183,076
Watts Water Technologies Inc. Class A	718	27,162
Woodward Inc.	1,473	50,053

		4,844,709

ENGINEERING & CONSTRUCTION – 0.22%
AECOM Technology Corp.(a)	2,864	60,602
Aegion Corp.(a)(b)	947	18,145
Dycom Industries Inc.(a)	829	11,921
EMCOR Group Inc.	1,651	47,120
Engility Holdings Inc.(a)(b)	401	7,398

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Exponent Inc.(a)(b)	340	$19,411
Fluor Corp.	4,148	233,449
Granite Construction Inc.	866	24,872
Jacobs Engineering Group Inc.(a)	3,249	131,357
KBR Inc.	3,709	110,602
Orion Marine Group Inc.(a)	657	4,881
Shaw Group Inc. (The)(a)	1,670	72,845
URS Corp.	1,957	69,102

		811,705

ENTERTAINMENT – 0.09%
Bally Technologies Inc.(a)	1,052	51,958
Cinemark Holdings Inc.	2,495	55,963
DreamWorks Animation SKG Inc. Class A(a)(b)	1,733	33,326
International Game Technology	6,614	86,577
International Speedway Corp. Class A	572	16,228
Marriott Vacations Worldwide Corp.(a)	752	27,087
Multimedia Games Holding Co. Inc.(a)	706	11,105
Pinnacle Entertainment Inc.(a)(b)	1,483	18,167
Scientific Games Corp. Class A(a)(b)	1,381	11,421
Shuffle Master Inc.(a)(b)	1,322	20,901

		332,733

ENVIRONMENTAL CONTROL – 0.29%
Calgon Carbon Corp.(a)	1,380	19,748
Clean Harbors Inc.(a)	1,152	56,275
Darling International Inc.(a)	2,882	52,712
Mine Safety Appliances Co.	744	27,729
Republic Services Inc.	7,468	205,445
Stericycle Inc.(a)(b)	2,150	194,618
Tetra Tech Inc.(a)(b)	1,632	42,856
Waste Connections Inc.	3,046	92,141
Waste Management Inc.	10,870	348,710

		1,040,234

FOOD – 1.89%
B&G Foods Inc. Class A	1,163	35,251
Cal-Maine Foods Inc.	358	16,088
Calavo Growers Inc.	321	8,025
Campbell Soup Co.	4,506	156,899
ConAgra Foods Inc.	10,126	279,376
Dean Foods Co.(a)	4,515	73,820
Diamond Foods Inc.(b)	538	10,125
Flowers Foods Inc.	2,954	59,612
General Mills Inc.	16,106	641,824
H.J. Heinz Co.	7,938	444,131
Hain Celestial Group Inc.(a)	1,128	71,064
Harris Teeter Supermarkets Inc.	1,200	46,608
Hershey Co. (The)	3,795	269,028
Hillshire Brands Co.	2,922	78,251
Hormel Foods Corp.	3,291	96,229
Ingredion Inc.	1,884	103,921
J&J Snack Foods Corp.	357	20,467
J.M. Smucker Co. (The)	2,729	235,595
Kellogg Co.	6,169	318,691
Kraft Foods Inc. Class A	44,117	1,824,238
Kroger Co. (The)	13,586	319,814
Lancaster Colony Corp.	491	35,966
McCormick & Co. Inc. NVS	3,277	203,305
Nash-Finch Co.	289	5,901

Security	Shares	Value
Post Holdings Inc.(a)(b)	672	$20,200
Ralcorp Holdings Inc.(a)	1,388	101,324
Safeway Inc.	5,918	95,221
Sanderson Farms Inc.	527	23,383
Seneca Foods Corp. Class A(a)	223	6,659
Smithfield Foods Inc.(a)	3,344	65,710
Snyders-Lance Inc.	1,131	28,275
Spartan Stores Inc.	557	8,528
SUPERVALU Inc.(b)	5,231	12,607
Sysco Corp.	14,542	454,728
Tootsie Roll Industries Inc.(b)	482	13,004
TreeHouse Foods Inc.(a)(b)	883	46,357
Tyson Foods Inc. Class A	7,287	116,738
United Natural Foods Inc.(a)	1,194	69,789
Whole Foods Market Inc.	4,255	414,437

		6,831,189

FOREST PRODUCTS & PAPER – 0.20%
Buckeye Technologies Inc.	948	30,393
Clearwater Paper Corp.(a)	565	23,340
Deltic Timber Corp.	264	17,229
Domtar Corp.	879	68,817
International Paper Co.	10,829	393,309
KapStone Paper and Packaging Corp.(a)	972	21,763
MeadWestvaco Corp.	4,298	131,519
Neenah Paper Inc.	365	10,454
Schweitzer-Mauduit International Inc.	780	25,732
Wausau Paper Corp.	1,247	11,547

		734,103

GAS – 0.42%
AGL Resources Inc.	2,942	120,357
Atmos Energy Corp.	2,200	78,738
CenterPoint Energy Inc.	10,558	224,886
Laclede Group Inc. (The)	547	23,521
New Jersey Resources Corp.	1,011	46,223
NiSource Inc.	7,125	181,545
Northwest Natural Gas Co.	651	32,055
Piedmont Natural Gas Co.	1,758	57,100
Questar Corp.	4,358	88,598
Sempra Energy	5,607	361,596
South Jersey Industries Inc.	798	42,238
Southwest Gas Corp.	1,120	49,504
UGI Corp.	2,769	87,916
Vectren Corp.	2,009	57,457
WGL Holdings Inc.	1,252	50,393

		1,502,127

HAND & MACHINE TOOLS – 0.19%
Franklin Electric Co. Inc.	462	27,946
Kennametal Inc.	1,980	73,419
Lincoln Electric Holdings Inc.	2,070	80,834
Regal Beloit Corp.	1,020	71,890
Snap-on Inc.	1,428	102,630
Stanley Black & Decker Inc.	4,189	319,411

		676,130

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
HEALTH CARE – PRODUCTS – 1.97%
Abaxis Inc.(a)(b)	546	$19,612
Affymetrix Inc.(a)	1,775	7,686
Baxter International Inc.	13,606	819,898
Becton, Dickinson and Co.	4,959	389,579
Boston Scientific Corp.(a)	35,257	202,375
C.R. Bard Inc.	1,944	203,440
Cantel Medical Corp.	482	13,053
CareFusion Corp.(a)	5,557	157,763
CONMED Corp.	692	19,722
Cooper Companies Inc. (The)	1,211	114,391
Covidien PLC	11,933	709,059
CryoLife Inc.	748	5,027
Cyberonics Inc.(a)	561	29,408
Edwards Lifesciences Corp.(a)	2,892	310,514
Greatbatch Inc.(a)(b)	587	14,282
Haemonetics Corp.(a)(b)	627	50,285
Hanger Inc.(a)(b)	837	23,880
Henry Schein Inc.(a)	2,220	175,979
Hill-Rom Holdings Inc.	1,543	44,840
Hologic Inc.(a)	6,535	132,268
Hospira Inc.(a)	4,093	134,332
ICU Medical Inc.(a)	309	18,688
IDEXX Laboratories Inc.(a)(b)	1,354	134,520
Integra LifeSciences Holdings Corp.(a)	496	20,386
Intuitive Surgical Inc.(a)	990	490,674
Invacare Corp.	780	11,029
Luminex Corp.(a)	926	18,001
Masimo Corp.(a)	1,287	31,120
Medtronic Inc.	25,362	1,093,609
Meridian Bioscience Inc.	1,002	19,218
Merit Medical Systems Inc.(a)(b)	1,022	15,258
Natus Medical Inc.(a)	689	9,005
NuVasive Inc.(a)(b)	1,027	23,529
Palomar Medical Technologies Inc.(a)	436	4,116
PSS World Medical Inc.(a)	1,292	29,432
ResMed Inc.	3,575	144,680
St. Jude Medical Inc.	7,846	330,552
Steris Corp.	1,447	51,325
Stryker Corp.	7,213	401,476
SurModics Inc.(a)	324	6,551
Symmetry Medical Inc.(a)(b)	904	8,941
TECHNE Corp.	858	61,724
Teleflex Inc.	1,000	68,840
Thoratec Corp.(a)	1,470	50,862
Varian Medical Systems Inc.(a)	2,769	167,026
West Pharmaceutical Services Inc.	819	43,464
Zimmer Holdings Inc.	4,334	293,065

		7,124,484

HEALTH CARE – SERVICES – 1.28%
Aetna Inc.	8,336	330,106
Air Methods Corp.(a)(b)	304	36,289
Almost Family Inc.(a)	203	4,320
Amedisys Inc.(a)(b)	718	9,916
AMERIGROUP Corp.(a)	1,225	112,002
AmSurg Corp.(a)	753	21,370
Bio-Reference Laboratories Inc.(a)(b)	624	17,834
Centene Corp.(a)(b)	1,274	47,660
Cigna Corp.	7,206	339,907
Community Health Systems Inc.(a)	2,298	66,964
Covance Inc.(a)(b)	1,361	63,545
Coventry Health Care Inc.	3,309	137,952
DaVita Inc.(a)	2,123	219,964

Security	Shares	Value
Ensign Group Inc. (The)	415	$12,701
Gentiva Health Services Inc.(a)(b)	747	8,456
Health Management Associates Inc.Class A(a)	6,256	52,488
Health Net Inc.(a)	2,030	45,695
Healthways Inc.(a)(b)	798	9,345
Humana Inc.	4,013	281,512
IPC The Hospitalist Co. Inc.(a)(b)	399	18,234
Kindred Healthcare Inc.(a)	1,301	14,805
Laboratory Corp. of America Holdings(a)(b)	2,393	221,281
LHC Group Inc.(a)	369	6,815
LifePoint Hospitals Inc.(a)	1,241	53,090
Magellan Health Services Inc.(a)	681	35,146
MEDNAX Inc.(a)(b)	1,245	92,690
Molina Healthcare Inc.(a)	716	18,007
Quest Diagnostics Inc.	3,975	252,134
Tenet Healthcare Corp.(a)	10,135	63,547
UnitedHealth Group Inc.	25,673	1,422,541
Universal Health Services Inc. Class B	2,195	100,377
WellCare Health Plans Inc.(a)	1,065	60,226
WellPoint Inc.	8,112	470,577

		4,647,496

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Apollo Investment Corp.	5,182	40,782
Leucadia National Corp.	4,964	112,931
Prospect Capital Corp.	3,676	42,348

		196,061

HOME BUILDERS – 0.23%
D.R. Horton Inc.	6,930	143,035
KB Home	2,013	28,886
Lennar Corp. Class A	4,074	141,653
M.D.C. Holdings Inc.	925	35,622
M/I Homes Inc.(a)(b)	457	8,838
Meritage Homes Corp.(a)	761	28,941
NVR Inc.(a)	120	101,340
PulteGroup Inc.(a)	8,451	130,990
Ryland Group Inc. (The)	1,084	32,520
Standard-Pacific Corp.(a)(b)	2,589	17,502
Thor Industries Inc.	1,105	40,134
Toll Brothers Inc.(a)	3,746	124,480
Winnebago Industries Inc.(a)	712	8,993

		842,934

HOME FURNISHINGS – 0.10%
DTS Inc.(a)(b)	404	9,405
Ethan Allen Interiors Inc.	616	13,503
Harman International Industries Inc.	1,645	75,933
La-Z-Boy Inc.(a)	1,267	18,536
Select Comfort Corp.(a)(b)	1,417	44,706
Tempur-Pedic International Inc.(a)	1,459	43,609
Universal Electronics Inc.(a)(b)	362	6,364
VOXX International Corp.(a)(b)	470	3,516
Whirlpool Corp.	1,927	159,768

		375,340

HOUSEHOLD PRODUCTS & WARES – 0.46%
American Greetings Corp. Class A(b)	771	12,953
Avery Dennison Corp.	2,541	80,855

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Blyth Inc.(b)	330	$8,577
Central Garden & Pet Co. Class A(a)(b)	879	10,618
Church & Dwight Co. Inc.	3,492	188,533
Clorox Co. (The)	3,249	234,090
Helen of Troy Ltd.(a)	762	24,254
Jarden Corp.	1,883	99,498
Kimberly-Clark Corp.	9,818	842,188
Prestige Brands Holdings Inc.(a)(b)	1,218	20,657
Scotts Miracle-Gro Co. (The) Class A	955	41,514
Tupperware Brands Corp.	1,378	73,847
WD-40 Co.	333	17,529

		1,655,113

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	7,148	136,455
Toro Co. (The)	1,418	56,408

		192,863

INSURANCE – 3.78%
ACE Ltd.	8,423	636,779
Aflac Inc.	11,624	556,557
Alleghany Corp.(a)	423	145,910
Allstate Corp. (The)	12,044	477,063
American Financial Group Inc.	1,977	74,928
American International Group Inc.(a)	28,995	950,746
Amerisafe Inc.(a)(b)	436	11,833
Aon PLC	8,014	419,052
Arthur J. Gallagher & Co.	3,030	108,535
Aspen Insurance Holdings Ltd.	1,821	55,522
Assurant Inc.	2,066	77,062
Berkshire Hathaway Inc. Class B(a)	45,585	4,020,597
Brown & Brown Inc.	2,981	77,715
Chubb Corp. (The)	6,598	503,295
Cincinnati Financial Corp.	3,644	138,071
eHealth Inc.(a)(b)	522	9,798
Employers Holdings Inc.	613	11,236
Everest Re Group Ltd.	1,300	139,048
Fidelity National Financial Inc. Class A	5,246	112,212
First American Financial Corp.	2,732	59,202
Genworth Financial Inc. Class A(a)	12,057	63,058
Hanover Insurance Group Inc. (The)	1,110	41,359
Hartford Financial Services Group Inc. (The)	10,789	209,738
HCC Insurance Holdings Inc.	2,474	83,844
Horace Mann Educators Corp.	974	17,639
Infinity Property and Casualty Corp.	303	18,298
Kemper Corp.	1,372	42,134
Lincoln National Corp.	6,895	166,790
Loews Corp.	7,810	322,241
Marsh & McLennan Companies Inc.	13,494	457,851
Meadowbrook Insurance Group Inc.	1,279	9,836
Mercury General Corp.	809	31,268
MetLife Inc.	26,410	910,089
Navigators Group Inc. (The)(a)	273	13,438
Old Republic International Corp.	5,992	55,726
Presidential Life Corp.	547	7,620
Principal Financial Group Inc.	6,915	186,290
ProAssurance Corp.	747	67,559
Progressive Corp. (The)	13,977	289,883
Protective Life Corp.	1,933	50,664
Prudential Financial Inc.	11,583	631,389
Reinsurance Group of America Inc.	1,817	105,150

Security	Shares	Value
RLI Corp.	406	$27,064
Safety Insurance Group Inc.	293	13,443
Selective Insurance Group Inc.	1,319	25,048
StanCorp Financial Group Inc.	1,080	33,739
Stewart Information Services Corp.	439	8,841
Torchmark Corp.	2,405	123,497
Tower Group Inc.	811	15,725
Travelers Companies Inc. (The)	9,558	652,429
United Fire Group Inc.	530	13,314
Unum Group	7,029	135,097
W.R. Berkley Corp.	2,764	103,622
XL Group PLC	7,628	183,301

		13,702,145

INTERNET – 3.25%
Amazon.com Inc.(a)	8,991	2,286,591
AOL Inc.(a)	2,228	78,492
Blucora Inc.(a)	1,105	19,680
Blue Nile Inc.(a)(b)	255	9,458
comScore Inc.(a)(b)	876	13,359
DealerTrack Holdings Inc.(a)(b)	1,117	31,108
Dice Holdings Inc.(a)	1,348	11,350
Digital River Inc.(a)	848	14,128
eBay Inc.(a)	28,833	1,395,806
Equinix Inc.(a)	1,191	245,406
Expedia Inc.	2,313	133,784
F5 Networks Inc.(a)	1,976	206,887
Google Inc. Class A(a)	6,585	4,968,382
HealthStream Inc.(a)(b)	481	13,689
Liquidity Services Inc.(a)	579	29,072
Netflix Inc.(a)(b)	1,376	74,909
NutriSystem Inc.	704	7,413
OpenTable Inc.(a)	555	23,088
PCTEL Inc.	405	2,855
Perficient Inc.(a)	771	9,306
Priceline.com Inc.(a)	1,238	765,988
QuinStreet Inc.(a)	648	5,437
Rackspace Hosting Inc.(a)	2,713	179,302
Sourcefire Inc.(a)(b)	772	37,851
Stamps.com Inc.(a)	312	7,220
Symantec Corp.(a)	17,534	315,612
TIBCO Software Inc.(a)(b)	3,835	115,932
TripAdvisor Inc.(a)(b)	2,745	90,393
United Online Inc.	2,117	11,686
ValueClick Inc.(a)(b)	1,723	29,618
Vasco Data Security International Inc.(a)(b)	705	6,613
VeriSign Inc.(a)	3,909	190,329
Websense Inc.(a)	958	14,993
XO Group Inc.(a)	406	3,390
Yahoo! Inc.(a)	26,008	415,478

		11,764,605

IRON & STEEL – 0.24%
AK Steel Holding Corp.(b)	2,693	12,926
Allegheny Technologies Inc.	2,693	85,907
Carpenter Technology Corp.	1,087	56,872
Cliffs Natural Resources Inc.	3,567	139,577
Commercial Metals Co.	2,817	37,184
Nucor Corp.	7,934	303,555
Reliance Steel & Aluminum Co.	1,905	99,727
Steel Dynamics Inc.	5,374	60,350
United States Steel Corp.(b)	3,526	67,241

		863,339

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
LEISURE TIME – 0.26%
Arctic Cat Inc.(a)	342	$14,179
Brunswick Corp.	2,174	49,198
Callaway Golf Co.	1,573	9,658
Carnival Corp.	11,135	405,759
Harley-Davidson Inc.	5,654	239,560
Interval Leisure Group Inc.	992	18,779
Life Time Fitness Inc.(a)(b)	960	43,910
Polaris Industries Inc.	1,587	128,341
WMS Industries Inc.(a)	1,348	22,080

		931,464

LODGING – 0.27%
Boyd Gaming Corp.(a)(b)	1,370	9,672
Marcus Corp.	460	5,106
Marriott International Inc. Class A	6,278	245,470
Monarch Casino & Resort Inc.(a)	258	2,247
Starwood Hotels & Resorts Worldwide Inc.	4,893	283,598
Wyndham Worldwide Corp.	3,539	185,727
Wynn Resorts Ltd.	1,975	227,994

		959,814

MACHINERY – 1.23%
AGCO Corp.(a)	2,405	114,189
Albany International Corp. Class A	680	14,940
Applied Industrial Technologies Inc.	1,037	42,963
Astec Industries Inc.(a)(b)	487	15,394
Briggs & Stratton Corp.	1,232	23,001
Cascade Corp.	204	11,167
Caterpillar Inc.	16,241	1,397,376
Cognex Corp.	944	32,643
Cummins Inc.	4,418	407,384
Deere & Co.	9,732	802,793
Flowserve Corp.	1,263	161,336
Gardner Denver Inc.	1,240	74,908
Gerber Scientific Inc. Escrow(a)(d)	664	7
Graco Inc.	1,481	74,465
IDEX Corp.	2,087	87,174
Intermec Inc.(a)	1,224	7,601
Intevac Inc.(a)(b)	545	3,330
iRobot Corp.(a)(b)	653	14,862
Joy Global Inc.	2,663	149,288
Lindsay Corp.	303	21,807
Nordson Corp.	1,402	82,185
Robbins & Myers Inc.	1,052	62,699
Rockwell Automation Inc.	3,492	242,869
Roper Industries Inc.	2,448	269,011
Tennant Co.	466	19,954
Terex Corp.(a)	2,702	61,011
Wabtec Corp.	1,179	94,662
Xylem Inc.	4,653	117,023
Zebra Technologies Corp. Class A(a)(b)	1,262	47,375

		4,453,417

MANUFACTURING – 3.31%
3M Co.	15,812	1,461,345

Security	Shares	Value
A.O. Smith Corp.	947	$54,490
Actuant Corp. Class A	1,806	51,688
AptarGroup Inc.	1,633	84,442
AZZ Inc.	598	22,712
Barnes Group Inc.	1,185	29,637
Carlisle Companies Inc.	1,583	82,189
Ceradyne Inc.	607	14,829
CLARCOR Inc.	1,232	54,984
Cooper Industries PLC	3,996	299,940
Crane Co.	1,201	47,956
Danaher Corp.	14,523	800,943
Donaldson Co. Inc.	3,412	118,431
Dover Corp.	4,555	270,977
Eaton Corp.	8,362	395,188
EnPro Industries Inc.(a)	504	18,149
Federal Signal Corp.(a)	1,517	9,587
General Electric Co.	262,463	5,960,535
Harsco Corp.	1,988	40,814
Hillenbrand Inc.	1,549	28,176
Illinois Tool Works Inc.	10,705	636,626
Ingersoll-Rand PLC	7,151	320,508
ITT Corp.	2,361	47,574
John Bean Technologies Corp.	690	11,268
Koppers Holdings Inc.	496	17,325
Leggett & Platt Inc.	3,450	86,423
LSB Industries Inc.(a)	459	20,136
Lydall Inc.(a)	450	6,341
Movado Group Inc.	425	14,331
Myers Industries Inc.	660	10,309
Pall Corp.	2,906	184,502
Parker Hannifin Corp.	3,725	311,335
Pentair Inc.	2,505	111,498
SPX Corp.	1,281	83,790
Standex International Corp.	317	14,091
STR Holdings Inc.(a)	1,009	3,128
Sturm, Ruger & Co. Inc.(b)	461	22,815
Textron Inc.	7,026	183,870
Tredegar Corp.	563	9,988
Trinity Industries Inc.	1,973	59,131

		12,002,001

MEDIA – 3.08%
AMC Networks Inc. Class A(a)	1,405	61,146
Cablevision NY Group Class A	5,329	84,465
CBS Corp. Class B NVS	14,760	536,231
Comcast Corp. Class A	66,517	2,379,313
Digital Generation Inc.(a)(b)	685	7,782
DIRECTV(a)	15,603	818,533
Discovery Communications Inc. Series A(a)(b)	6,165	367,619
Dolan Co. (The)(a)	774	4,164
E.W. Scripps Co. (The) Class A(a)(b)	784	8,350
FactSet Research Systems Inc.	1,019	98,252
Gannett Co. Inc.	5,681	100,838
John Wiley & Sons Inc. Class A	1,169	53,716
McGraw-Hill Companies Inc. (The)	6,936	378,636
Meredith Corp.(b)	925	32,375
New York Times Co. (The) Class A(a)	2,999	29,270
News Corp. Class A NVS	50,614	1,241,561
Scholastic Corp.	628	19,958
Scripps Networks Interactive Inc. Class A	2,153	131,828
Time Warner Cable Inc.	7,608	723,216
Time Warner Inc.	23,592	1,069,425

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Viacom Inc. Class B NVS	11,749	$629,629
Walt Disney Co. (The)	44,603	2,331,845
Washington Post Co. (The) Class B	111	40,296

		11,148,448

METAL FABRICATE & HARDWARE – 0.25%
A.M. Castle & Co.(a)(b)	410	5,121
CIRCOR International Inc.	428	16,157
Haynes International Inc.	296	15,436
Kaydon Corp.	781	17,448
Lawson Products Inc.	74	512
Mueller Industries Inc.	926	42,105
Olympic Steel Inc.	231	3,899
Precision Castparts Corp.	3,609	589,494
RTI International Metals Inc.(a)(b)	737	17,644
Timken Co. (The)	1,975	73,391
Valmont Industries Inc.	587	77,190
Worthington Industries Inc.	1,354	29,328

		887,725

MINING – 0.64%
Alcoa Inc.	26,679	236,109
AMCOL International Corp.	622	21,073
Century Aluminum Co.(a)	1,377	9,846
Compass Minerals International Inc.	808	60,269
Freeport-McMoRan Copper & Gold Inc.	23,600	934,088
Globe Specialty Metals Inc.	1,531	23,302
Kaiser Aluminum Corp.	393	22,947
Materion Corp.	496	11,805
Newmont Mining Corp.	12,330	690,603
Royal Gold Inc.	1,469	146,694
Titanium Metals Corp.	1,765	22,645
Vulcan Materials Co.	3,245	153,489

		2,332,870

OFFICE & BUSINESS EQUIPMENT – 0.09%
Pitney Bowes Inc.(b)	4,929	68,119
Xerox Corp.	32,598	239,269

		307,388

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,419	27,585
HNI Corp.	1,112	28,367
Interface Inc.	1,384	18,283

		74,235

OIL & GAS – 8.37%
Anadarko Petroleum Corp.	12,423	868,616
Apache Corp.	9,727	841,094
Approach Resources Inc.(a)	772	23,260
Atwood Oceanics Inc.(a)	1,453	66,039
Bill Barrett Corp.(a)	1,171	29,006
Cabot Oil & Gas Corp.	5,254	235,905
Chesapeake Energy Corp.	12,943	244,234
Chevron Corp.	48,774	5,685,097
Cimarex Energy Co.	2,155	126,175
Comstock Resources Inc.(a)	1,153	21,192
ConocoPhillips	30,193	1,726,436

Security	Shares	Value
Contango Oil & Gas Co.(a)(b)	315	$15,479
Denbury Resources Inc.(a)	9,836	158,950
Devon Energy Corp.	9,329	564,404
Diamond Offshore Drilling Inc.	1,742	114,641
Energen Corp.	1,770	92,766
Ensco PLC Class A	5,799	316,393
EOG Resources Inc.	6,713	752,192
EQT Corp.	3,710	218,890
Exxon Mobil Corp.	114,738	10,492,790
Forest Oil Corp.(a)(b)	2,809	23,736
Gulfport Energy Corp.(a)(b)	1,248	39,012
Helmerich & Payne Inc.	2,619	124,691
Hess Corp.	7,412	398,173
HollyFrontier Corp.	5,055	208,620
Marathon Oil Corp.	17,498	517,416
Marathon Petroleum Corp.	8,411	459,156
Murphy Oil Corp.	4,602	247,081
Nabors Industries Ltd.(a)	7,138	100,146
Newfield Exploration Co.(a)	3,358	105,173
Noble Corp.(a)	6,250	223,625
Noble Energy Inc.	4,405	408,388
Northern Oil and Gas Inc.(a)	1,539	26,148
Occidental Petroleum Corp.	20,135	1,732,818
Patterson-UTI Energy Inc.(b)	3,819	60,493
PDC Energy Inc.(a)(b)	765	24,197
Penn Virginia Corp.	1,116	6,919
PetroQuest Energy Inc.(a)	1,358	9,112
Phillips 66	15,584	722,630
Pioneer Natural Resources Co.	3,044	317,794
Plains Exploration & Production Co.(a)	3,170	118,780
QEP Resources Inc.	4,452	140,950
Quicksilver Resources Inc.(a)	2,964	12,123
Range Resources Corp.	4,066	284,091
Rosetta Resources Inc.(a)(b)	1,303	62,414
Rowan Companies PLC(a)	3,050	102,998
SM Energy Co.	1,601	86,630
Southwestern Energy Co.(a)	8,703	302,690
Stone Energy Corp.(a)	1,197	30,069
Sunoco Inc.	2,576	120,634
Swift Energy Co.(a)	1,037	21,653
Tesoro Corp.	3,517	147,362
Unit Corp.(a)	1,095	45,443
Valero Energy Corp.	13,688	433,636
WPX Energy Inc.(a)(b)	4,933	81,838

		30,340,198

OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	10,906	493,278
Basic Energy Services Inc.(a)(b)	732	8,213
Cameron International Corp.(a)	6,154	345,055
CARBO Ceramics Inc.(b)	485	30,516
Dresser-Rand Group Inc.(a)(b)	1,900	104,709
Dril-Quip Inc.(a)	913	65,626
Exterran Holdings Inc.(a)(b)	1,561	31,657
FMC Technologies Inc.(a)	5,929	274,513
Geospace Technologies Corp.	163	19,953
Gulf Island Fabrication Inc.	351	9,782
Halliburton Co.	23,067	777,127
Helix Energy Solutions Group Inc.(a)	2,410	44,031
Hornbeck Offshore Services Inc.(a)(b)	787	28,843
ION Geophysical Corp.(a)(b)	3,156	21,903
Lufkin Industries Inc.	824	44,348

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Matrix Service Co.(a)	680	$7,188
National Oilwell Varco Inc.	10,602	849,326
Oceaneering International Inc.	2,703	149,341
Oil States International Inc.(a)	1,348	107,112
Pioneer Energy Services Corp.(a)	1,535	11,958
Schlumberger Ltd.	32,988	2,386,022
SEACOR Holdings Inc.(a)	494	41,180
Superior Energy Services Inc.(a)	3,889	79,802
TETRA Technologies Inc.(a)	1,916	11,592

		5,943,075

PACKAGING & CONTAINERS – 0.21%
Ball Corp.	3,849	162,851
Bemis Co. Inc.	2,525	79,462
Greif Inc. Class A	747	33,003
Owens-Illinois Inc.(a)	4,028	75,565
Packaging Corp. of America	2,476	89,879
Rock-Tenn Co. Class A	1,743	125,810
Sealed Air Corp.	4,344	67,158
Silgan Holdings Inc.	1,226	53,343
Sonoco Products Co.	2,495	77,320

		764,391

PHARMACEUTICALS – 6.41%
Abbott Laboratories	39,011	2,674,594
Akorn Inc.(a)(b)	1,650	21,813
Align Technology Inc.(a)	1,829	67,618
Allergan Inc.	7,643	699,946
AmerisourceBergen Corp.	6,291	243,525
Bristol-Myers Squibb Co.	41,741	1,408,759
Cardinal Health Inc.	8,512	331,713
DENTSPLY International Inc.	3,516	134,100
Eli Lilly and Co.	25,387	1,203,598
Endo Health Solutions Inc.(a)	2,950	93,574
Express Scripts Holding Co.(a)	20,156	1,263,176
Forest Laboratories Inc.(a)	5,829	207,571
Hi-Tech Pharmacal Co. Inc.(a)(b)	257	8,509
Johnson & Johnson	68,533	4,722,609
McKesson Corp.	5,855	503,706
Mead Johnson Nutrition Co. Class A	5,045	369,698
Medicis Pharmaceutical Corp. Class A	1,458	63,088
Merck & Co. Inc.	75,708	3,414,431
Mylan Inc.(a)	10,166	248,050
Neogen Corp.(a)	568	24,254
Omnicare Inc.	2,725	92,568
Par Pharmaceutical Companies Inc.(a)	884	44,182
Patterson Companies Inc.	2,147	73,513
Perrigo Co.	2,192	254,645
Pfizer Inc.	185,673	4,613,974
PharMerica Corp.(a)(b)	700	8,862
Questcor Pharmaceuticals Inc.(a)(b)	1,470	27,195
Salix Pharmaceuticals Ltd.(a)(b)	1,240	52,502
VCA Antech Inc.(a)(b)	2,124	41,906
ViroPharma Inc.(a)	1,737	52,492
Watson Pharmaceuticals Inc.(a)	3,191	271,745

		23,237,916

PIPELINES – 0.49%
Kinder Morgan Inc.	14,152	502,679
ONEOK Inc.	5,132	247,927
Spectra Energy Corp.	16,190	475,338
Williams Companies Inc. (The)	15,548	543,714

		1,769,658

Security	Shares	Value
REAL ESTATE – 0.09%
Alexander & Baldwin Inc.(a)	1,026	$30,298
CBRE Group Inc. Class A(a)	7,524	138,517
Forestar Group Inc.(a)(b)	844	14,061
HFF Inc. Class A(a)(b)	737	10,981
Jones Lang LaSalle Inc.	1,111	84,825
Sovran Self Storage Inc.	724	41,883

		320,565

REAL ESTATE INVESTMENT TRUSTS – 2.86%
Acadia Realty Trust	1,182	29,337
Alexandria Real Estate Equities Inc.(b)	1,571	115,500
American Campus Communities Inc.	2,303	101,056
American Tower Corp.	9,820	701,050
Apartment Investment and Management Co. Class A	3,645	94,734
AvalonBay Communities Inc.	2,422	329,368
BioMed Realty Trust Inc.	3,753	70,256
Boston Properties Inc.	3,736	413,239
BRE Properties Inc. Class A	1,885	88,388
Camden Property Trust	2,092	134,913
Cedar Realty Trust Inc.	1,451	7,661
Colonial Properties Trust(b)	1,984	41,763
Corporate Office Properties Trust(b)	1,771	42,451
Cousins Properties Inc.	2,227	17,682
DiamondRock Hospitality Co.	4,979	47,948
Duke Realty Corp.	6,614	97,226
EastGroup Properties Inc.	727	38,676
Entertainment Properties Trust(b)	1,140	50,650
Equity One Inc.(b)	1,605	33,801
Equity Residential	7,460	429,174
Essex Property Trust Inc.(b)	911	135,047
Extra Space Storage Inc.	2,409	80,099
Federal Realty Investment Trust	1,604	168,901
Franklin Street Properties Corp.(b)	1,730	19,151
Getty Realty Corp.	678	12,170
HCP Inc.	10,653	473,846
Health Care REIT Inc.	6,327	365,384
Healthcare Realty Trust Inc.(b)	1,894	43,657
Highwoods Properties Inc.(b)	1,644	53,627
Home Properties Inc.	1,258	77,078
Hospitality Properties Trust	3,032	72,101
Host Hotels & Resorts Inc.	18,059	289,847
Inland Real Estate Corp.(b)	1,886	15,560
Kilroy Realty Corp.(b)	1,879	84,142
Kimco Realty Corp.	10,175	206,247
Kite Realty Group Trust(b)	1,553	7,920
LaSalle Hotel Properties	2,094	55,889
Lexington Realty Trust(b)	3,405	32,892
Liberty Property Trust(b)	2,926	106,038
LTC Properties Inc.	741	23,601
Macerich Co. (The)	3,331	190,633
Mack-Cali Realty Corp.	2,072	55,115
Medical Properties Trust Inc.	3,215	33,597
Mid-America Apartment Communities Inc.	1,012	66,094
National Retail Properties Inc.(b)	2,646	80,703
Omega Healthcare Investors Inc.(b)	2,682	60,962
Parkway Properties Inc.	536	7,166

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Pennsylvania Real Estate Investment Trust(b)	1,330	$21,094
Plum Creek Timber Co. Inc.	4,051	177,596
Post Properties Inc.	1,359	65,178
Potlatch Corp.(b)	980	36,623
Prologis Inc.	11,409	399,657
PS Business Parks Inc.	420	28,064
Public Storage	3,575	497,533
Rayonier Inc.	3,071	150,510
Realty Income Corp.(b)	3,296	134,773
Regency Centers Corp.	2,206	107,498
Sabra Healthcare REIT Inc.	937	18,749
Saul Centers Inc.	351	15,584
Senior Housing Properties Trust	4,464	97,226
Simon Property Group Inc.	7,541	1,144,799
SL Green Realty Corp.(b)	2,215	177,355
Tanger Factory Outlet Centers Inc.	2,343	75,749
Taubman Centers Inc.	1,370	105,120
UDR Inc.	6,206	154,033
Universal Health Realty Income Trust	268	12,323
Urstadt Biddle Properties Inc. Class A(b)	555	11,228
Ventas Inc.	7,318	455,546
Vornado Realty Trust	4,218	341,869
Weingarten Realty Investors(b)	2,775	78,005
Weyerhaeuser Co.	13,324	348,289

		10,356,741

RETAIL – 6.44%
Abercrombie & Fitch Co. Class A	2,016	68,383
Advance Auto Parts Inc.	1,801	123,260
Aeropostale Inc.(a)	1,990	26,925
American Eagle Outfitters Inc.	4,454	93,890
ANN INC.(a)	1,183	44,635
Ascena Retail Group Inc.(a)	3,061	65,658
AutoNation Inc.(a)(b)	987	43,102
AutoZone Inc.(a)	935	345,641
Barnes & Noble Inc.(a)(b)	1,027	13,125
Bed Bath & Beyond Inc.(a)	5,801	365,463
Best Buy Co. Inc.	6,624	113,867
Big 5 Sporting Goods Corp.	579	5,761
Big Lots Inc.(a)	1,531	45,287
Biglari Holdings Inc.(a)	33	12,047
BJ’s Restaurants Inc.(a)(b)	595	26,983
Bob Evans Farms Inc.	699	27,352
Brinker International Inc.	1,836	64,811
Brown Shoe Co. Inc.	986	15,806
Buckle Inc. (The)(b)	667	30,302
Buffalo Wild Wings Inc.(a)(b)	448	38,411
Cabela’s Inc.(a)(b)	1,157	63,265
CarMax Inc.(a)	5,657	160,093
Casey’s General Stores Inc.	927	52,969
Cash America International Inc.	718	27,693
Cato Corp. (The) Class A	718	21,332
CEC Entertainment Inc.	464	13,976
Cheesecake Factory Inc. (The)(b)	1,238	44,258
Chico’s FAS Inc.	4,191	75,899
Children’s Place Retail Stores Inc. (The)(a)(b)	607	36,420
Chipotle Mexican Grill Inc.(a)	784	248,951
Christopher & Banks Corp.	923	3,240
Coinstar Inc.(a)(b)	794	35,714
Coldwater Creek Inc.(a)(b)	1,518	1,260
Collective Brands Inc.(a)	1,602	34,779
Copart Inc.(a)(b)	2,726	75,592

Security	Shares	Value
Costco Wholesale Corp.	10,749	$1,076,244
Cracker Barrel Old Country Store Inc.	561	37,649
CVS Caremark Corp.	31,628	1,531,428
Darden Restaurants Inc.	3,163	176,337
Dick’s Sporting Goods Inc.	2,431	126,047
DineEquity Inc.(a)(b)	385	21,560
Dollar Tree Inc.(a)	5,726	276,423
EZCORP Inc. Class A NVS(a)	1,073	24,604
Family Dollar Stores Inc.	2,417	160,247
Fifth & Pacific Companies Inc.(a)	2,940	37,573
Finish Line Inc. (The) Class A	1,303	29,630
First Cash Financial Services Inc.(a)(b)	651	29,952
Foot Locker Inc.	3,727	132,308
Fred’s Inc. Class A	716	10,189
GameStop Corp. Class A	3,045	63,945
Gap Inc. (The)	7,436	266,060
Genesco Inc.(a)	596	39,771
Group 1 Automotive Inc.	519	31,259
Guess? Inc.	1,520	38,638
Haverty Furniture Companies Inc.	454	6,302
Hibbett Sports Inc.(a)	648	38,524
Home Depot Inc. (The)	37,473	2,262,245
Hot Topic Inc.	1,064	9,257
HSN Inc.	914	44,832
J.C. Penney Co. Inc.	3,578	86,910
Jack in the Box Inc.(a)	1,128	31,708
Jos. A. Bank Clothiers Inc.(a)(b)	675	32,724
Kirkland’s Inc.(a)	446	4,429
Kohl’s Corp.	5,381	275,615
Limited Brands Inc.	5,963	293,737
Lithia Motors Inc. Class A	535	17,821
Lowe’s Companies Inc.	28,349	857,274
Lumber Liquidators Holdings Inc.(a)(b)	697	35,324
Macy’s Inc.	10,042	377,780
MarineMax Inc.(a)(b)	568	4,709
McDonald’s Corp.	25,069	2,300,081
Men’s Wearhouse Inc. (The)	1,161	39,973
MSC Industrial Direct Co. Inc. Class A	1,141	76,972
Nordstrom Inc.	3,809	210,181
O’Reilly Automotive Inc.(a)	2,975	248,769
Office Depot Inc.(a)	6,731	17,231
OfficeMax Inc.	2,100	16,401
Panera Bread Co. Class A(a)(b)	701	119,794
Papa John’s International Inc.(a)(b)	460	24,569
Pep Boys - Manny, Moe & Jack (The)	1,159	11,799
PetMed Express Inc.	483	4,849
PetSmart Inc.	2,672	184,315
PVH Corp.	1,746	163,635
Red Robin Gourmet Burgers Inc.(a)(b)	377	12,275
Regis Corp.(b)	1,411	25,934
Ross Stores Inc.	5,568	359,693
Ruby Tuesday Inc.(a)(b)	1,506	10,918
rue21 Inc.(a)(b)	395	12,304
Ruth’s Hospitality Group Inc.(a)(b)	919	5,854
Saks Inc.(a)(b)	2,528	26,064
Signet Jewelers Ltd.(b)	2,014	98,203
Sonic Automotive Inc. Class A	880	16,702
Sonic Corp.(a)	1,477	15,169
Stage Stores Inc.	742	15,627
Staples Inc.	16,905	194,746
Starbucks Corp.	18,895	958,921
Stein Mart Inc.(a)	686	5,838
Target Corp.	16,282	1,033,419

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Texas Roadhouse Inc.	1,525	$26,077
Tiffany & Co.	2,967	183,598
TJX Companies Inc. (The)	18,302	819,747
Tractor Supply Co.	1,769	174,936
Tuesday Morning Corp.(a)	1,131	7,408
Urban Outfitters Inc.(a)	2,674	100,435
Vitamin Shoppe Inc.(a)	768	44,790
Wal-Mart Stores Inc.	41,780	3,083,364
Walgreen Co.	21,307	776,427
Wendy’s Co. (The)	6,646	30,239
Williams-Sonoma Inc.	2,156	94,799
World Fuel Services Corp.	1,844	65,665
Yum! Brands Inc.	11,329	751,566
Zale Corp.(a)	566	3,905
Zumiez Inc.(a)(b)	548	15,196

		23,343,593

SAVINGS & LOANS – 0.17%
Astoria Financial Corp.	2,021	19,967
Bank Mutual Corp.	1,123	5,110
Brookline Bancorp Inc.	1,784	15,735
Dime Community Bancshares Inc.	695	10,036
First Niagara Financial Group Inc.	8,739	70,698
Hudson City Bancorp Inc.	11,829	94,159
New York Community Bancorp Inc.	10,960	155,193
Northwest Bancshares Inc.	2,328	28,471
Oritani Financial Corp.	1,052	15,833
People’s United Financial Inc.	8,863	107,597
Provident Financial Services Inc.	1,340	21,159
ViewPoint Financial Group	835	16,007
Washington Federal Inc.	2,744	45,770

		605,735

SEMICONDUCTORS – 2.80%
Advanced Micro Devices Inc.(a)	14,519	48,929
Altera Corp.	7,975	271,030
Analog Devices Inc.	7,400	290,006
Applied Materials Inc.	30,870	344,664
Atmel Corp.(a)	11,135	58,570
ATMI Inc.(a)	791	14,689
Broadcom Corp. Class A(a)	12,751	440,930
Brooks Automation Inc.	1,615	12,968
Cabot Microelectronics Corp.	575	20,205
CEVA Inc.(a)	563	8,096
Cirrus Logic Inc.(a)	1,571	60,311
Cohu Inc.	618	5,803
Cree Inc.(a)(b)	2,838	72,454
Cypress Semiconductor Corp.(a)	3,388	36,319
Diodes Inc.(a)	896	15,241
DSP Group Inc.(a)	597	3,546
Entropic Communications Inc.(a)(b)	2,177	12,670
Exar Corp.(a)	1,087	8,696
Fairchild Semiconductor International Inc.(a)	3,102	40,698
First Solar Inc.(a)(b)	1,419	31,424
GT Advanced Technologies Inc.(a)(b)	2,842	15,489
Hittite Microwave Corp.(a)(b)	680	37,720
Integrated Device Technology Inc.(a)(b)	3,619	21,280
Intel Corp.	124,365	2,820,598
International Rectifier Corp.(a)(b)	1,704	28,440
Intersil Corp. Class A	3,049	26,679
KLA-Tencor Corp.	4,134	197,212

Security	Shares	Value
Kopin Corp.(a)(b)	1,709	$6,426
Kulicke and Soffa Industries Inc.(a)(b)	1,758	18,283
Lam Research Corp.(a)	4,497	142,937
Linear Technology Corp.	5,759	183,424
LSI Corp.(a)	13,996	96,712
MEMC Electronic Materials Inc.(a)(b)	5,681	15,623
Micrel Inc.	1,230	12,817
Microchip Technology Inc.	4,821	157,840
Micron Technology Inc.(a)	25,452	152,330
Microsemi Corp.(a)	2,285	45,860
MKS Instruments Inc.	1,273	32,449
Monolithic Power Systems Inc.(a)(b)	864	17,064
Nanometrics Inc.(a)(b)	660	9,115
NVIDIA Corp.(a)	15,330	204,502
Pericom Semiconductor Corp.(a)(b)	607	5,272
Power Integrations Inc.	718	21,849
QLogic Corp.(a)(b)	2,412	27,545
QUALCOMM Inc.	42,343	2,646,014
Rovi Corp.(a)(b)	2,785	40,410
Rubicon Technology Inc.(a)(b)	456	4,368
Rudolph Technologies Inc.(a)(b)	773	8,116
Semtech Corp.(a)(b)	1,594	40,089
Sigma Designs Inc.(a)(b)	820	5,420
Silicon Laboratories Inc.(a)(b)	952	34,995
Skyworks Solutions Inc.(a)(b)	4,775	112,523
Supertex Inc.(a)(b)	295	5,275
Teradyne Inc.(a)(b)	4,572	65,014
Tessera Technologies Inc.	1,273	17,415
Texas Instruments Inc.	28,288	779,334
TriQuint Semiconductor Inc.(a)(b)	4,011	20,256
Ultratech Inc.(a)	643	20,177
Veeco Instruments Inc.(a)	984	29,540
Volterra Semiconductor Corp.(a)	600	13,122
Xilinx Inc.	6,488	216,764

		10,153,547

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)(b)	1,205	50,670

		50,670

SOFTWARE – 3.78%
ACI Worldwide Inc.(a)(b)	965	40,781
Acxiom Corp.(a)	1,847	33,745
Adobe Systems Inc.(a)	12,276	398,479
Advent Software Inc.(a)(b)	794	19,509
Akamai Technologies Inc.(a)	4,401	168,382
Allscripts Healthcare Solutions Inc.(a)	4,257	52,915
ANSYS Inc.(a)(b)	2,288	167,939
Autodesk Inc.(a)	5,692	189,942
Avid Technology Inc.(a)	692	6,546
Blackbaud Inc.	1,103	26,384
BMC Software Inc.(a)	3,656	151,687
Bottomline Technologies Inc.(a)	873	21,554
Broadridge Financial Solutions Inc.	3,183	74,259
CA Inc.	8,537	219,956
Cerner Corp.(a)	3,597	278,444
Citrix Systems Inc.(a)	4,628	354,366
CommVault Systems Inc.(a)(b)	1,034	60,696
Computer Programs and Systems Inc.	271	15,054
Compuware Corp.(a)	5,312	52,642
Concur Technologies Inc.(a)(b)	1,139	83,978

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
CSG Systems International Inc.(a)	845	$19,004
Digi International Inc.(a)(b)	649	6,594
Dun & Bradstreet Corp. (The)	1,111	88,458
Ebix Inc.(b)	770	18,180
Electronic Arts Inc.(a)	7,810	99,109
EPIQ Systems Inc.	770	10,333
Fair Isaac Corp.	840	37,178
Fidelity National Information Services Inc.	6,262	195,500
Fiserv Inc.(a)(b)	3,367	249,259
Informatica Corp.(a)(b)	2,691	93,674
Interactive Intelligence Group Inc.(a)(b)	343	10,307
Intuit Inc.	6,887	405,507
JDA Software Group Inc.(a)	1,034	32,861
ManTech International Corp. Class A(b)	561	13,464
Medidata Solutions Inc.(a)	541	22,451
Microsoft Corp.	187,549	5,585,209
MicroStrategy Inc. Class A(a)(b)	222	29,764
Monotype Imaging Holdings Inc.	904	14,093
MSCI Inc. Class A(a)(b)	3,052	109,231
Omnicell Inc.(a)	809	11,245
OPNET Technologies Inc.	358	12,197
Oracle Corp.	94,668	2,981,095
Parametric Technology Corp.(a)(b)	2,939	64,070
Progress Software Corp.(a)(b)	1,532	32,769
Quality Systems Inc.	970	17,994
Quest Software Inc.(a)	1,412	39,536
Red Hat Inc.(a)	4,825	274,735
Salesforce.com Inc.(a)	3,191	487,234
SolarWinds Inc.(a)	1,524	84,948
Solera Holdings Inc.	1,739	76,290
Synchronoss Technologies Inc.(a)(b)	663	15,183
SYNNEX Corp.(a)	637	20,753
Take-Two Interactive Software Inc.(a)	2,265	23,624
Tyler Technologies Inc.(a)(b)	619	27,248
VeriFone Systems Inc.(a)	2,709	75,446

		13,701,801

STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)(b)	897	14,989

		14,989

TELECOMMUNICATIONS – 4.16%
ADTRAN Inc.	1,580	27,302
Anixter International Inc.	676	38,843
ARRIS Group Inc.(a)(b)	2,924	37,398
AT&T Inc.	143,402	5,406,255
Atlantic Tele-Network Inc.	220	9,456
Black Box Corp.	429	10,944
Cbeyond Inc.(a)	764	7,533
CenturyLink Inc.	15,469	624,948
Ciena Corp.(a)(b)	2,390	32,504
Cincinnati Bell Inc.(a)(b)	4,776	27,223
Cisco Systems Inc.	131,503	2,510,392
Comtech Telecommunications Corp.	482	13,323
Corning Inc.	37,152	488,549
Crown Castle International Corp.(a)	7,267	465,815
Frontier Communications Corp.(b)	24,988	122,441
General Communication Inc. Class A(a)	849	8,320
Harmonic Inc.(a)	2,893	13,134
Harris Corp.	2,801	143,467
InterDigital Inc.	1,060	39,517

Security	Shares	Value
JDS Uniphase Corp.(a)	5,859	$72,564
Juniper Networks Inc.(a)	13,158	225,133
LogMeIn Inc.(a)	512	11,484
Lumos Networks Corp.	357	2,806
MetroPCS Communications Inc.(a)	7,922	92,767
Motorola Solutions Inc.	7,126	360,219
NETGEAR Inc.(a)	927	35,356
NeuStar Inc. Class A(a)	1,688	67,571
Neutral Tandem Inc.(a)	792	7,429
Novatel Wireless Inc.(a)	776	1,537
NTELOS Holdings Corp.	357	6,201
Oplink Communications Inc.(a)	511	8,452
Plantronics Inc.	1,059	37,414
Polycom Inc.(a)	4,339	42,826
RF Micro Devices Inc.(a)	6,763	26,714
Sprint Nextel Corp.(a)	74,345	410,384
Symmetricom Inc.(a)	1,051	7,325
Telephone & Data Systems Inc.	2,535	64,921
Tellabs Inc.	8,874	31,414
tw telecom inc.(a)	3,818	99,535
USA Mobility Inc.	502	5,959
Verizon Communications Inc.	70,818	3,227,176
ViaSat Inc.(a)(b)	947	35,399
Windstream Corp.	14,709	148,708

		15,056,658

TEXTILES – 0.07%
Cintas Corp.	2,716	112,578
G&K Services Inc. Class A	457	14,309
Mohawk Industries Inc.(a)	1,451	116,109
UniFirst Corp.	379	25,313

		268,309

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	2,852	108,861
JAKKS Pacific Inc.	593	8,640
Mattel Inc.	8,451	299,841

		417,342

TRANSPORTATION – 1.55%
Arkansas Best Corp.	621	4,918
Bristow Group Inc.	895	45,242
C.H. Robinson Worldwide Inc.	4,024	235,605
Con-way Inc.	1,354	37,059
CSX Corp.	25,812	535,599
Expeditors International of Washington Inc.	5,260	191,254
FedEx Corp.	7,245	613,072
Forward Air Corp.	718	21,834
Heartland Express Inc.	1,130	15,097
Hub Group Inc. Class A(a)	916	27,187
J.B. Hunt Transport Services Inc.	2,266	117,923
Kansas City Southern Industries Inc.	2,715	205,743
Kirby Corp.(a)(b)	1,362	75,291
Knight Transportation Inc.	1,437	20,549
Landstar System Inc.	1,198	56,641
Matson Inc.	1,026	21,454
Norfolk Southern Corp.	7,919	503,886
Old Dominion Freight Line Inc.(a)(b)	1,720	51,875
Overseas Shipholding Group Inc.(b)	643	4,244
Ryder System Inc.	1,254	48,981

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

September 30, 2012

Security	Shares	Value
Tidewater Inc.	1,263	$61,293
Union Pacific Corp.	11,774	1,397,574
United Parcel Service Inc. Class B	17,871	1,279,028
UTi Worldwide Inc.	2,536	34,160
Werner Enterprises Inc.	1,084	23,165

		5,628,674

TRUCKING & LEASING – 0.01%
GATX Corp.	1,132	48,042

		48,042

WATER – 0.03%
American States Water Co.	465	20,660
Aqua America Inc.	3,546	87,799

		108,459

TOTAL COMMON STOCKS
(Cost: $330,259,476)		361,653,825

SHORT-TERM INVESTMENTS – 2.31%

MONEY MARKET FUNDS – 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	5,848,113	5,848,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	411,823	411,823
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	2,107,961	2,107,961

		8,367,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,367,897)		8,367,897

TOTAL INVESTMENTS IN SECURITIES – 102.13%
(Cost: $338,627,373)		370,021,722

Other Assets, Less Liabilities – (2.13)%		(7,706,686)

NET ASSETS – 100.00%		$362,315,036

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.15%
Clear Channel Outdoor Holdings Inc. Class A(a)	17,929	$107,215
Interpublic Group of Companies Inc. (The)	194,789	2,166,054
Lamar Advertising Co. Class A(a)	34,667	1,284,759
Omnicom Group Inc.	121,073	6,242,524

		9,800,552

AEROSPACE & DEFENSE – 1.64%
Alliant Techsystems Inc.	14,688	736,016
BE Aerospace Inc.(a)	43,261	1,821,288
Boeing Co. (The)	332,704	23,162,853
Exelis Inc.	81,039	837,943
General Dynamics Corp.	141,129	9,331,449
L-3 Communications Holdings Inc.	42,912	3,077,220
Lockheed Martin Corp.	115,783	10,811,817
Northrop Grumman Corp.	111,720	7,421,560
Raytheon Co.	148,603	8,494,147
Rockwell Collins Inc.	64,407	3,454,791
Spirit AeroSystems Holdings Inc. Class A(a)	51,420	1,142,038
TransDigm Group Inc.(a)	22,901	3,248,965
Triumph Group Inc.	22,332	1,396,420
United Technologies Corp.	404,777	31,689,991

		106,626,498

AGRICULTURE – 1.90%
Altria Group Inc.	903,575	30,170,369
Archer-Daniels-Midland Co.	292,549	7,951,482
Bunge Ltd.(b)	64,784	4,343,767
Lorillard Inc.	57,998	6,753,867
Philip Morris International Inc.	757,477	68,127,482
Reynolds American Inc.	146,224	6,337,348

		123,684,315

AIRLINES – 0.16%
Copa Holdings SA Class A	14,267	1,159,479
Delta Air Lines Inc.(a)	374,736	3,432,582
Southwest Airlines Co.	340,807	2,988,877
United Continental Holdings Inc.(a)(b)	147,626	2,878,707

		10,459,645

APPAREL – 0.61%
Carter’s Inc.(a)	21,751	1,171,074
Coach Inc.	127,638	7,150,281
Deckers Outdoor Corp.(a)(b)	17,038	624,272
Hanesbrands Inc.(a)(b)	42,263	1,347,344
Michael Kors Holdings Ltd.(a)	37,973	2,019,404
Nike Inc. Class B	160,891	15,270,165
Ralph Lauren Corp.	27,355	4,136,897
Under Armour Inc. Class A(a)(b)	34,753	1,940,260
VF Corp.	39,095	6,230,179

		39,889,876

Security	Shares	Value
AUTO MANUFACTURERS – 0.51%
Ford Motor Co.	1,662,478	$16,392,033
General Motors Co.(a)(b)	340,394	7,743,964
Navistar International Corp.(a)(b)	27,116	571,876
Oshkosh Corp.(a)	39,958	1,096,048
PACCAR Inc.	158,397	6,339,840
Tesla Motors Inc.(a)(b)	29,455	862,442

		33,006,203

AUTO PARTS & EQUIPMENT – 0.37%
Allison Transmission Holdings Inc.(b)	12,301	247,496
BorgWarner Inc.(a)	51,127	3,533,387
Delphi Automotive PLC(a)(b)	146,313	4,535,703
Goodyear Tire & Rubber Co. (The)(a)	107,088	1,305,403
Johnson Controls Inc.	302,738	8,295,021
Lear Corp.	44,090	1,666,161
TRW Automotive Holdings Corp.(a)	45,590	1,992,739
Visteon Corp.(a)	22,782	1,012,888
WABCO Holdings Inc.(a)	29,338	1,691,922

		24,280,720

BANKS – 6.36%
Associated Banc-Corp	75,978	1,000,630
Bank of America Corp.	4,786,314	42,263,153
Bank of Hawaii Corp.	20,837	950,584
Bank of New York Mellon Corp. (The)	529,863	11,985,501
BB&T Corp.	310,022	10,280,329
BOK Financial Corp.	11,147	658,788
Capital One Financial Corp.	258,087	14,713,540
CapitalSource Inc.	101,880	772,250
CIT Group Inc.(a)	89,061	3,508,113
Citigroup Inc.	1,302,275	42,610,438
City National Corp.	20,501	1,056,006
Comerica Inc.	86,246	2,677,938
Commerce Bancshares Inc.	34,215	1,379,891
Cullen/Frost Bankers Inc.	23,385	1,343,001
East West Bancorp Inc.	65,711	1,387,816
Fifth Third Bancorp	411,400	6,380,814
First Citizens BancShares Inc. Class A	2,456	400,082
First Horizon National Corp.	115,409	1,111,389
First Republic Bank	45,683	1,574,236
Fulton Financial Corp.	87,350	861,271
Goldman Sachs Group Inc. (The)	218,475	24,836,238
Huntington Bancshares Inc.	382,820	2,641,458
J.P. Morgan Chase & Co.	1,690,622	68,436,379
KeyCorp	422,488	3,692,545
M&T Bank Corp.	56,580	5,384,153
Morgan Stanley	682,579	11,426,372
Northern Trust Corp.	96,238	4,466,887
PNC Financial Services Group Inc. (The)(c)	234,697	14,809,381
Popular Inc.(a)	45,862	799,375
Regions Financial Corp.	625,123	4,507,137
Signature Bank(a)(b)	21,828	1,464,222
State Street Corp.	217,068	9,108,173
SunTrust Banks Inc.	237,685	6,719,355
SVB Financial Group(a)	19,873	1,201,522
Synovus Financial Corp.	348,121	825,047
TCF Financial Corp.	69,704	832,266
U.S. Bancorp	841,315	28,857,104
Valley National Bancorp	85,415	855,858
Wells Fargo & Co.	2,175,932	75,134,932
Zions Bancorp	80,571	1,664,194

		414,578,368

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
BEVERAGES – 2.16%
Beam Inc.	70,212	$4,039,998
Brown-Forman Corp. Class B NVS	66,484	4,338,081
Coca-Cola Co. (The)	1,725,304	65,440,781
Coca-Cola Enterprises Inc.	133,818	4,184,489
Constellation Brands Inc. Class A(a)	65,556	2,120,737
Dr Pepper Snapple Group Inc.	94,085	4,189,605
Green Mountain Coffee Roasters Inc.(a)(b)	61,754	1,466,658
Molson Coors Brewing Co. Class B NVS	56,822	2,559,831
Monster Beverage Corp.(a)	64,621	3,499,873
PepsiCo Inc.	694,603	49,157,054

		140,997,107

BIOTECHNOLOGY – 1.77%
Alexion Pharmaceuticals Inc.(a)	85,494	9,780,514
Amgen Inc.	345,421	29,125,899
ARIAD Pharmaceuticals Inc.(a)(b)	74,376	1,801,759
Bio-Rad Laboratories Inc. Class A(a)	8,765	935,401
Biogen Idec Inc.(a)	106,413	15,880,012
Celgene Corp.(a)	195,603	14,944,069
Charles River Laboratories International Inc.(a)	21,626	856,390
Gilead Sciences Inc.(a)	336,381	22,312,152
Illumina Inc.(a)(b)	54,804	2,641,553
Incyte Corp.(a)(b)	43,306	781,673
Life Technologies Corp.(a)	79,304	3,876,379
Myriad Genetics Inc.(a)(b)	37,548	1,013,420
Regeneron Pharmaceuticals Inc.(a)(b)	34,428	5,255,778
United Therapeutics Corp.(a)(b)	22,703	1,268,644
Vertex Pharmaceuticals Inc.(a)	93,193	5,214,148

		115,687,791

BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.	9,111	422,477
Fortune Brands Home & Security Inc.(a)	72,241	1,951,229
Lennox International Inc.(b)	23,418	1,132,494
Martin Marietta Materials Inc.	20,034	1,660,218
Masco Corp.	157,187	2,365,664
Owens Corning(a)(b)	54,760	1,832,270

		9,364,352

CHEMICALS – 2.42%
Air Products and Chemicals Inc.	93,677	7,747,088
Airgas Inc.	30,455	2,506,447
Albemarle Corp.	40,377	2,127,060
Ashland Inc.	35,176	2,518,602
Cabot Corp.	28,704	1,049,705
Celanese Corp. Series A	69,456	2,633,077
CF Industries Holdings Inc.	28,977	6,439,848
Cytec Industries Inc.	20,068	1,314,855
Dow Chemical Co. (The)	531,777	15,400,262
E.I. du Pont de Nemours and Co.	416,723	20,948,665
Eastman Chemical Co.	67,321	3,837,970
Ecolab Inc.	115,538	7,488,018
FMC Corp.	60,889	3,372,033
Huntsman Corp.	84,469	1,261,122
International Flavors & Fragrances Inc.	35,669	2,125,159
Intrepid Potash Inc.(a)(b)	22,937	492,687

Security	Shares	Value
Kronos Worldwide Inc.(b)	9,479	$141,616
LyondellBasell Industries NV Class A	143,267	7,401,173
Monsanto Co.	236,942	21,566,461
Mosaic Co. (The)	132,016	7,605,442
NewMarket Corp.	3,977	980,251
PPG Industries Inc.	67,659	7,769,960
Praxair Inc.	132,681	13,782,902
Rockwood Holdings Inc.	30,078	1,401,635
RPM International Inc.	58,157	1,659,801
Sherwin-Williams Co. (The)	38,541	5,739,140
Sigma-Aldrich Corp.	53,966	3,883,933
Valspar Corp. (The)	40,807	2,289,273
W.R. Grace & Co.(a)	32,664	1,929,789
Westlake Chemical Corp.	8,868	647,896

		158,061,870

COAL – 0.11%
Alpha Natural Resources Inc.(a)	100,857	662,630
CONSOL Energy Inc.	100,296	3,013,895
Peabody Energy Corp.	119,930	2,673,240
Walter Energy Inc.	27,594	895,701

		7,245,466

COMMERCIAL SERVICES – 1.42%
Aaron’s Inc.	33,461	930,550
Alliance Data Systems Corp.(a)(b)	22,112	3,138,798
Apollo Group Inc. Class A(a)(b)	42,669	1,239,535
Automatic Data Processing Inc.	217,301	12,746,877
Booz Allen Hamilton Holding Corp.	10,256	142,046
CoreLogic Inc.(a)	48,178	1,278,162
Corrections Corp. of America	44,004	1,471,934
DeVry Inc.(b)	30,228	687,989
Equifax Inc.	54,180	2,523,704
FleetCor Technologies Inc.(a)(b)	21,995	985,376
Gartner Inc.(a)(b)	41,041	1,891,580
Genpact Ltd.	55,150	919,902
Global Payments Inc.	35,610	1,489,566
H&R Block Inc.	121,943	2,113,272
Hertz Global Holdings Inc.(a)(b)	108,157	1,484,996
Iron Mountain Inc.	67,489	2,302,050
ITT Educational Services Inc.(a)(b)	10,186	328,295
KAR Auction Services Inc.(a)(b)	12,562	247,974
Lender Processing Services Inc.	37,879	1,056,445
Manpower Inc.	36,004	1,324,947
MasterCard Inc. Class A	48,250	21,783,910
Moody’s Corp.	86,271	3,810,590
Morningstar Inc.	10,664	667,993
Paychex Inc.	143,291	4,770,157
Quanta Services Inc.(a),	91,512	2,260,346
R.R. Donnelley & Sons Co.(b)	82,388	873,313
Robert Half International Inc.	64,804	1,725,731
Rollins Inc.	28,928	676,626
SAIC Inc.	128,316	1,544,925
SEI Investments Co.	59,457	1,275,353
Service Corp. International	97,964	1,318,595
Total System Services Inc.	72,163	1,710,263
Towers Watson & Co. Class A	27,163	1,440,997
United Rentals Inc.(a)(b)	41,983	1,373,264
Vantiv Inc. Class A(a)(b)	18,053	389,042
Verisk Analytics Inc. Class A(a)	65,556	3,121,121
Weight Watchers International Inc.	12,075	637,560
Western Union Co.	272,199	4,959,466

		92,643,250

2	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
COMPUTERS – 7.58%
Accenture PLC Class A	286,000	$20,028,580
Apple Inc.	415,267	277,091,058
Brocade Communications Systems Inc.(a)	206,844	1,223,482
Cadence Design Systems Inc.(a)(b)	119,312	1,534,949
Cognizant Technology Solutions Corp. Class A(a)	135,306	9,460,596
Computer Sciences Corp.	68,901	2,219,301
Dell Inc.	654,955	6,457,856
Diebold Inc.	28,701	967,511
DST Systems Inc.	14,738	833,581
EMC Corp.(a)	932,609	25,432,248
Fortinet Inc.(a)	58,558	1,413,590
Fusion-io Inc.(a)(b)	30,531	924,173
Hewlett-Packard Co.	879,019	14,996,064
IHS Inc. Class A.(a)(b)	22,136	2,154,940
International Business Machines Corp.	484,105	100,427,582
Jack Henry & Associates Inc.	39,155	1,483,975
Lexmark International Inc. Class A	33,000	734,250
MICROS Systems Inc..(a)(b)	35,974	1,767,043
NCR Corp.(a)(b)	69,517	1,620,441
NetApp Inc.(a)	161,221	5,300,947
Riverbed Technology Inc.(a)(b)	69,128	1,608,609
SanDisk Corp.(a)	108,070	4,693,480
Synopsys Inc.(a)	65,158	2,151,517
Teradata Corp.(a)	74,736	5,635,842
Western Digital Corp.	104,332	4,040,778

		494,202,393

COSMETICS & PERSONAL CARE – 1.79%
Avon Products Inc.	190,768	3,042,750
Colgate-Palmolive Co.	211,982	22,728,710
Estee Lauder Companies Inc. (The) Class A	102,888	6,334,814
Procter & Gamble Co. (The)	1,216,929	84,406,195

		116,512,469
DISTRIBUTION & WHOLESALE – 0.37%
Arrow Electronics Inc..(a)(b)	50,665	1,707,917
Fastenal Co.	132,139	5,680,656
Fossil Inc.(a)	24,471	2,072,694
Genuine Parts Co.	69,704	4,254,035
Ingram Micro Inc. Class A.(a)(b)	66,392	1,011,150
LKQ Corp.(a)	129,572	2,397,082
MRC Global Inc.(a)(b)	10,671	262,400
W.W. Grainger Inc.	25,761	5,367,819
WESCO International Inc.(a)(b)	18,864	1,079,021

		23,832,774

DIVERSIFIED FINANCIAL SERVICES – 2.24%
Affiliated Managers Group Inc.(a)	23,056	2,835,888
Air Lease Corp.(a)(b)	30,546	623,138
American Express Co.	444,738	25,287,803
Ameriprise Financial Inc.	97,103	5,504,769
BlackRock Inc.(c)	56,659	10,102,300
CBOE Holdings Inc.	39,303	1,156,294
Charles Schwab Corp. (The)	478,549	6,120,642
CME Group Inc.	147,615	8,458,339
Discover Financial Services	235,543	9,358,123

Security	Shares	Value
E*TRADE Financial Corp.(a)	128,522	$1,132,279
Eaton Vance Corp.	50,010	1,448,290
Federated Investors Inc. Class B(b)	39,629	819,924
Franklin Resources Inc.	61,819	7,731,702
Interactive Brokers Group Inc. Class A	15,955	223,689
IntercontinentalExchange Inc.(a)	32,521	4,338,627
Invesco Ltd.	199,063	4,974,584
Janus Capital Group Inc.	81,574	770,059
Jefferies Group Inc.	60,350	826,191
Lazard Ltd. Class A(b)	52,277	1,528,057
Legg Mason Inc.	61,801	1,525,249
LPL Financial Holdings Inc.	22,782	650,198
NASDAQ OMX Group Inc. (The)	50,614	1,179,053
NYSE Euronext Inc.	112,344	2,769,280
Raymond James Financial Inc.	51,510	1,887,841
SLM Corp.	215,068	3,380,869
T. Rowe Price Group Inc.	113,312	7,172,650
TD Ameritrade Holding Corp.	103,811	1,595,575
Visa Inc. Class A	232,098	31,166,119
Waddell & Reed Financial Inc. Class A	37,809	1,239,001

		145,806,533

ELECTRIC – 3.05%
AES Corp. (The)(a)	283,677	3,111,937
Alliant Energy Corp.	49,123	2,131,447
Ameren Corp.	107,239	3,503,498
American Electric Power Co. Inc.	215,664	9,476,276
Calpine Corp.(a)	180,556	3,123,619
CMS Energy Corp.	116,779	2,750,145
Consolidated Edison Inc.	130,735	7,829,719
Dominion Resources Inc.	253,870	13,439,878
DTE Energy Co.	75,132	4,503,412
Duke Energy Corp.	312,544	20,252,851
Edison International	145,642	6,654,383
Entergy Corp.	78,573	5,445,109
Exelon Corp.	378,999	13,484,784
FirstEnergy Corp.	186,662	8,231,794
Great Plains Energy Inc.	59,596	1,326,607
Hawaiian Electric Industries Inc.	41,816	1,100,179
Integrys Energy Group Inc.	34,792	1,816,142
ITC Holdings Corp.	22,604	1,708,410
MDU Resources Group Inc.	83,939	1,850,016
National Fuel Gas Co.	32,118	1,735,657
NextEra Energy Inc.	185,288	13,031,305
Northeast Utilities	138,277	5,286,330
NRG Energy Inc.	99,881	2,136,455
NV Energy Inc.	104,747	1,886,494
OGE Energy Corp.	43,405	2,407,241
Pepco Holdings Inc.	100,158	1,892,986
PG&E Corp.	188,420	8,039,881
Pinnacle West Capital Corp.	48,340	2,552,352
PPL Corp.	258,659	7,514,044
Public Service Enterprise Group Inc.	223,852	7,203,557
SCANA Corp.	51,270	2,474,803
Southern Co. (The)	386,239	17,801,756
TECO Energy Inc.	95,569	1,695,394
Westar Energy Inc.	56,512	1,676,146
Wisconsin Energy Corp.	103,515	3,899,410
Xcel Energy Inc.	217,238	6,019,665

		198,993,682

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
AMETEK Inc.	106,772	$3,785,068
Emerson Electric Co.	325,864	15,729,455
Energizer Holdings Inc.	29,069	2,168,838
General Cable Corp.(a)(b)	22,837	670,951
GrafTech International Ltd.(a)(b)	56,178	505,040
Hubbell Inc. Class B	26,764	2,160,925
Molex Inc.	60,148	1,580,690

		26,600,967

ELECTRONICS – 1.12%
Agilent Technologies Inc.	153,822	5,914,456
Amphenol Corp. Class A	71,932	4,235,356
Avnet Inc.	65,583	1,907,809
AVX Corp.	21,013	201,515
FLIR Systems Inc.	70,232	1,402,884
Garmin Ltd.(b)	47,643	1,988,619
Gentex Corp.	63,363	1,077,805
Honeywell International Inc.	346,094	20,679,117
Itron Inc.(a)(b)	17,756	766,171
Jabil Circuit Inc.	83,316	1,559,676
Mettler-Toledo International Inc.(a)(b)	14,223	2,428,435
National Instruments Corp.	40,344	1,015,459
PerkinElmer Inc.	49,392	1,455,582
Tech Data Corp.(a)(b)	17,263	782,014
Thermo Fisher Scientific Inc.	163,182	9,599,997
Trimble Navigation Ltd.(a)(b)	56,318	2,684,116
Tyco International Ltd.	205,647	11,569,700
Vishay Intertechnology Inc.(a)(b)	58,686	576,883
Waters Corp.(a)	39,446	3,287,035

		73,132,629

ENGINEERING & CONSTRUCTION – 0.23%
AECOM Technology Corp.(a)	50,322	1,064,813
Chicago Bridge & Iron Co. NV	44,029	1,677,065
Engility Holdings Inc.(a)(b)	7,155	132,010
Fluor Corp.	75,075	4,225,221
Jacobs Engineering Group Inc.(a)	56,560	2,286,721
KBR Inc.	64,672	1,928,519
McDermott International Inc.(a)	102,669	1,254,615
Shaw Group Inc. (The)(a)	28,697	1,251,763
URS Corp.	34,417	1,215,264

		15,035,991

ENTERTAINMENT – 0.12%
Bally Technologies Inc.(a)(b)	18,856	931,298
Cinemark Holdings Inc.	51,645	1,158,397
Dolby Laboratories Inc. Class A(a)(b)	23,311	763,435
DreamWorks Animation SKG Inc. Class A(a)(b)	31,331	602,495
International Game Technology	118,997	1,557,671
Madison Square Garden Inc. Class A(a)	26,442	1,064,819
Penn National Gaming Inc.(a)	29,746	1,282,053
Regal Entertainment Group Class A(b)	35,307	496,770

		7,856,938

ENVIRONMENTAL CONTROL – 0.27%
Clean Harbors Inc.(a)	21,315	1,041,238
Covanta Holding Corp.	50,076	859,304
Republic Services Inc.	134,634	3,703,781
Stericycle Inc.(a)(b)	38,161	3,454,334
Waste Connections Inc.	54,551	1,650,168
Waste Management Inc.	205,635	6,596,771

		17,305,596

Security	Shares	Value
FOOD – 1.76%
Campbell Soup Co.	78,467	$2,732,221
ConAgra Foods Inc.	184,498	5,090,300
Dean Foods Co.(a)	80,235	1,311,842
Flowers Foods Inc.	48,940	987,609
Fresh Market Inc. (The)(a)	12,421	745,012
General Mills Inc.	286,816	11,429,618
H.J. Heinz Co.	142,070	7,948,816
Hershey Co. (The)	66,621	4,722,763
Hillshire Brands Co.	52,604	1,408,735
Hormel Foods Corp.	60,859	1,779,517
Ingredion Inc.	33,969	1,873,730
J.M. Smucker Co. (The)	49,761	4,295,867
Kellogg Co.	107,348	5,545,598
Kraft Foods Inc. Class A	787,471	32,561,926
Kroger Co. (The)	234,251	5,514,269
McCormick & Co. Inc. NVS	58,558	3,632,938
Ralcorp Holdings Inc.(a)	24,340	1,776,820
Safeway Inc.	107,233	1,725,379
Smithfield Foods Inc.(a)(b)	67,799	1,332,250
Sysco Corp.	261,576	8,179,482
Tyson Foods Inc. Class A	128,066	2,051,617
Whole Foods Market Inc.	81,685	7,956,119

		114,602,428

FOREST PRODUCTS & PAPER – 0.16%
Domtar Corp.	16,108	1,261,096
International Paper Co.	193,219	7,017,714
MeadWestvaco Corp.	75,737	2,317,552

		10,596,362

GAS – 0.33%
AGL Resources Inc.	51,476	2,105,883
Atmos Energy Corp.	39,575	1,416,389
CenterPoint Energy Inc.	188,271	4,010,172
NiSource Inc.	125,186	3,189,739
Questar Corp.	77,904	1,583,789
Sempra Energy	107,238	6,915,779
UGI Corp.	49,739	1,579,213
Vectren Corp.	35,757	1,022,650

		21,823,614

HAND & MACHINE TOOLS – 0.18%
Kennametal Inc.	36,468	1,352,234
Lincoln Electric Holdings Inc.	37,503	1,464,492
Regal Beloit Corp.	16,993	1,197,667
Snap-on Inc.	25,875	1,859,636
Stanley Black & Decker Inc.	75,613	5,765,491

		11,639,520

HEALTH CARE – PRODUCTS – 1.90%
Alere Inc.(a)(b)	33,806	658,879
Baxter International Inc.	244,580	14,738,391
Becton, Dickinson and Co.	90,419	7,103,317
Boston Scientific Corp.(a)	628,927	3,610,041
Bruker Corp.(a)(b)	44,194	578,499

4	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
C.R. Bard Inc.	37,057	$3,878,015
CareFusion Corp.(a)	98,886	2,807,373
Cooper Companies Inc. (The)	20,707	1,955,983
Covidien PLC	214,227	12,729,368
Edwards Lifesciences Corp.(a)	50,787	5,453,000
Henry Schein Inc.(a)(b)	39,554	3,135,446
Hill-Rom Holdings Inc.	27,626	802,812
Hologic Inc.(a)(b)	116,212	2,352,131
Hospira Inc.(a)	74,301	2,438,559
IDEXX Laboratories Inc.(a)(b)	24,379	2,422,054
Intuitive Surgical Inc.(a)	17,561	8,703,758
Medtronic Inc.	460,701	19,865,427
QIAGEN NV(a)	102,749	1,901,884
ResMed Inc.(b)	64,527	2,611,408
Sirona Dental Systems Inc.(a)(b)	24,387	1,389,083
St. Jude Medical Inc.	139,372	5,871,742
Stryker Corp.	137,557	7,656,423
TECHNE Corp.	16,234	1,167,874
Teleflex Inc.	17,700	1,218,468
Thoratec Corp.(a)	25,134	869,636
Varian Medical Systems Inc.(a)(b)	49,512	2,986,564
Zimmer Holdings Inc.	78,203	5,288,087

		124,194,222

HEALTH CARE – SERVICES – 1.25%
Aetna Inc.	153,796	6,090,322
AMERIGROUP Corp.(a)	21,765	1,989,974
Brookdale Senior Living Inc.(a)	42,660	990,565
Cigna Corp.	128,349	6,054,222
Community Health Systems Inc.(a)	41,677	1,214,468
Covance Inc.(a)(b)	24,478	1,142,878
Coventry Health Care Inc.	59,638	2,486,308
DaVita Inc.(a)	42,175	4,369,752
HCA Holdings Inc.	73,769	2,452,819
Health Management Associates Inc. Class A(a)(b)	110,766	929,327
Health Net Inc.(a)	36,756	827,378
Humana Inc.	72,487	5,084,963
Laboratory Corp. of America Holdings(a)(b)	42,996	3,975,840
LifePoint Hospitals Inc.(a)(b)	21,304	911,385
MEDNAX Inc.(a)(b)	21,420	1,594,719
Quest Diagnostics Inc.	70,034	4,442,257
Tenet Healthcare Corp.(a)	190,174	1,192,391
UnitedHealth Group Inc.	460,796	25,532,706
Universal Health Services Inc. Class B	40,184	1,837,614
WellPoint Inc.	146,941	8,524,047

		81,643,935

HOLDING COMPANIES – DIVERSIFIED – 0.09%
American Capital Ltd.(a)	145,528	1,650,288
Ares Capital Corp.	110,530	1,894,484
Leucadia National Corp.	87,619	1,993,332

		5,538,104

HOME BUILDERS – 0.19%
D.R. Horton Inc.	124,405	2,567,719
Lennar Corp. Class A	71,339	2,480,457
NVR Inc.(a)	2,246	1,896,747
PulteGroup Inc.(a)	150,912	2,339,136
Thor Industries Inc.	19,277	700,141
Toll Brothers Inc.(a)(b)	64,322	2,137,420

		12,121,620

Security	Shares	Value
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	30,640	$1,414,343
Tempur-Pedic International Inc.(a)	25,564	764,108
Whirlpool Corp.	34,030	2,821,427

		4,999,878

HOUSEHOLD PRODUCTS & WARES – 0.43%
Avery Dennison Corp.	47,370	1,507,313
Church & Dwight Co. Inc.	61,642	3,328,052
Clorox Co. (The)	57,772	4,162,473
Jarden Corp.	34,812	1,839,466
Kimberly-Clark Corp.	174,186	14,941,675
Scotts Miracle-Gro Co. (The) Class A	18,864	820,018
Tupperware Brands Corp.	25,416	1,362,043

		27,961,040

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	129,096	2,464,443
Toro Co. (The)	27,304	1,086,153

		3,550,596

INSURANCE – 3.78%
ACE Ltd.	150,013	11,340,983
Aflac Inc.	207,114	9,916,618
Alleghany Corp.(a)	7,534	2,598,778
Allied World Assurance Co. Holdings Ltd.	16,644	1,285,749
Allstate Corp. (The)	217,027	8,596,439
American Financial Group Inc.	38,310	1,451,949
American International Group Inc.(a)	286,867	9,406,369
American National Insurance Co.	2,972	213,479
Aon PLC	145,015	7,582,834
Arch Capital Group Ltd.(a)	61,038	2,544,064
Arthur J. Gallagher & Co.	51,796	1,855,333
Aspen Insurance Holdings Ltd.(b)	31,004	945,312
Assurant Inc.	36,128	1,347,574
Assured Guaranty Ltd.	76,101	1,036,496
Axis Capital Holdings Ltd.	48,531	1,694,703
Berkshire Hathaway Inc. Class B(a)	790,924	69,759,497
Brown & Brown Inc.	50,957	1,328,449
Chubb Corp. (The)	119,924	9,147,803
Cincinnati Financial Corp.	64,842	2,456,863
CNA Financial Corp.	11,679	312,997
Endurance Specialty Holdings Ltd.	19,011	731,923
Erie Indemnity Co. Class A	11,984	770,212
Everest Re Group Ltd.	23,580	2,522,117
Fidelity National Financial Inc. Class A	99,224	2,122,401
Genworth Financial Inc. Class A(a)	215,087	1,124,905
Hanover Insurance Group Inc. (The)	19,954	743,486
Hartford Financial Services Group Inc. (The)	197,431	3,838,059
HCC Insurance Holdings Inc.	43,973	1,490,245
Kemper Corp.	22,018	676,173
Lincoln National Corp.	126,706	3,065,018
Loews Corp.	138,561	5,717,027
Markel Corp.(a)	4,290	1,966,922
Marsh & McLennan Companies Inc.	242,350	8,222,935
MBIA Inc.(a)	64,719	655,603
Mercury General Corp.	12,759	493,135
MetLife Inc.	378,526	13,044,006
Old Republic International Corp.	113,557	1,056,080
PartnerRe Ltd.(b)	28,674	2,129,905

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
Principal Financial Group Inc.	132,057	$3,557,616
ProAssurance Corp.	13,791	1,247,258
Progressive Corp. (The)	271,416	5,629,168
Protective Life Corp.	36,130	946,967
Prudential Financial Inc.	207,479	11,309,680
Reinsurance Group of America Inc.	32,833	1,900,046
RenaissanceRe Holdings Ltd.	22,954	1,768,376
StanCorp Financial Group Inc.	19,847	620,020
Torchmark Corp.	43,796	2,248,925
Travelers Companies Inc. (The)	172,853	11,798,946
Unum Group	125,208	2,406,498
Validus Holdings Ltd.(b)	41,312	1,400,890
W.R. Berkley Corp.	50,366	1,888,221
White Mountains Insurance Group Ltd.(b)	2,643	1,356,758
XL Group PLC	137,545	3,305,206

		246,577,016

INTERNET – 3.37%
Amazon.com Inc.(a)	160,677	40,863,375
AOL Inc.(a)	40,605	1,430,514
eBay Inc.(a)	514,440	24,904,040
Equinix Inc.(a)	21,440	4,417,712
Expedia Inc.	38,153	2,206,770
F5 Networks Inc.(a)	35,022	3,666,803
Facebook Inc. Class A(a)(b)	187,570	4,060,890
Google Inc. Class A(a)	114,967	86,742,601
Groupon Inc.(a)	17,710	84,300
HomeAway Inc.(a)(b)	14,898	349,358
IAC/InterActiveCorp	34,880	1,815,853
Liberty Interactive Corp. Series A(a)	249,112	4,608,572
Liberty Ventures Series A(a)	12,440	617,522
LinkedIn Corp. Class A(a)(b)	27,604	3,323,522
Netflix Inc.(a)(b)	24,461	1,331,657
Pandora Media Inc.(a)(b)	46,458	508,715
Priceline.com Inc.(a)	22,174	13,719,719
Rackspace Hosting Inc.(a)(b)	48,726	3,220,301
Splunk Inc.(a)(b)	7,332	269,231
Symantec Corp.(a)	320,084	5,761,512
TIBCO Software Inc.(a)(b)	73,742	2,229,221
TripAdvisor Inc.(a)(b)	38,495	1,267,640
VeriSign Inc.(a)	70,364	3,426,023
Yahoo! Inc.(a)	540,384	8,632,634
Zynga Inc. Class A(a)(b)	54,278	154,150

		219,612,635

IRON & STEEL – 0.23%
Allegheny Technologies Inc.	47,056	1,501,086
Carpenter Technology Corp.	19,224	1,005,800
Cliffs Natural Resources Inc.	62,589	2,449,108
Commercial Metals Co.	50,573	667,564
Nucor Corp.	141,870	5,427,946
Reliance Steel & Aluminum Co.	33,290	1,742,731
Steel Dynamics Inc.	95,605	1,073,644
United States Steel Corp.(b)	63,914	1,218,840

		15,086,719

LEISURE TIME – 0.24%
Carnival Corp.	184,562	6,725,439
Harley-Davidson Inc.	102,799	4,355,594
Polaris Industries Inc.	28,731	2,323,476
Royal Caribbean Cruises Ltd.	67,784	2,047,755

		15,452,264

Security	Shares	Value
LODGING – 0.43%
Choice Hotels International Inc.	12,438	$397,892
Hyatt Hotels Corp. Class A(a)	21,163	849,694
Las Vegas Sands Corp.	175,688	8,146,653
Marriott International Inc. Class A	112,577	4,401,761
MGM Resorts International(a)(b)	177,762	1,910,941
Starwood Hotels & Resorts Worldwide Inc.	88,059	5,103,900
Wyndham Worldwide Corp.	64,653	3,392,989
Wynn Resorts Ltd.	35,516	4,099,967

		28,303,797

MACHINERY – 1.20%
AGCO Corp.(a)	42,452	2,015,621
Babcock & Wilcox Co. (The)(a)	51,548	1,312,928
Caterpillar Inc.	289,812	24,935,425
CNH Global NV(a)	11,581	448,995
Cummins Inc.	85,373	7,872,244
Deere & Co.	176,677	14,574,086
Flowserve Corp.(b)	22,780	2,909,917
Gardner Denver Inc.	22,906	1,383,751
Graco Inc.	26,595	1,337,197
IDEX Corp.	36,770	1,535,883
Joy Global Inc.	46,493	2,606,398
Manitowoc Co. Inc. (The)	57,773	770,692
Nordson Corp.	28,789	1,687,611
Rockwell Automation Inc.	63,356	4,406,410
Roper Industries Inc.	43,462	4,776,039
Terex Corp.(a)(b)	48,043	1,084,811
Wabtec Corp.	21,497	1,725,994
Xylem Inc.	81,263	2,043,764
Zebra Technologies Corp. Class A(a)(b)	24,178	907,642

		78,335,408

MANUFACTURING – 3.24%
3M Co.	308,187	28,482,643
AptarGroup Inc.	29,920	1,547,163
Carlisle Companies Inc.	27,039	1,403,865
Colfax Corp.(a)(b)	19,808	726,359
Cooper Industries PLC	70,647	5,302,764
Crane Co.	21,341	852,146
Danaher Corp.	258,272	14,243,701
Donaldson Co. Inc.	67,275	2,335,115
Dover Corp.	81,530	4,850,220
Eaton Corp.	150,011	7,089,520
General Electric Co.	4,705,524	106,862,450
Harsco Corp.	35,264	723,970
Illinois Tool Works Inc.	189,177	11,250,356
Ingersoll-Rand PLC	132,661	5,945,866
ITT Corp.	40,164	809,305
Leggett & Platt Inc.	63,622	1,593,731
Pall Corp.	51,664	3,280,147
Parker Hannifin Corp.	66,834	5,585,986
Pentair Inc.	43,295	1,927,060
Polypore International Inc.(a)(b)	20,983	741,749
SPX Corp.	22,663	1,482,387
Textron Inc.	126,116	3,300,456
Trinity Industries Inc.	35,059	1,050,718

		211,387,677

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
MEDIA – 3.51%
AMC Networks Inc. Class A(a)(b)	26,311	$1,145,055
Cablevision NY Group Class A	87,744	1,390,742
CBS Corp. Class B NVS	287,889	10,459,007
Charter Communications Inc. Class A(a)(b)	22,155	1,663,176
Comcast Corp. Class A	1,192,679	42,662,128
DIRECTV(a)	290,149	15,221,217
Discovery Communications Inc. Series A(a)	113,239	6,752,442
DISH Network Corp. Class A	92,005	2,816,273
FactSet Research Systems Inc.	20,372	1,964,268
Gannett Co. Inc.	102,574	1,820,689
John Wiley & Sons Inc. Class A	20,500	941,975
Liberty Global Inc. Series A(a)	116,762	7,093,291
Liberty Media Corp. Series A(a)	48,225	5,023,598
McGraw-Hill Companies Inc. (The)	123,590	6,746,778
News Corp. Class A NVS	930,391	22,822,491
Nielsen Holdings NV(a)(b)	54,481	1,633,340
Scripps Networks Interactive Inc. Class A	37,550	2,299,187
Sirius XM Radio Inc.(a)(b)	1,687,508	4,387,521
Thomson Reuters Corp.	164,827	4,756,907
Time Warner Cable Inc.	138,800	13,194,328
Time Warner Inc.	426,378	19,327,715
Viacom Inc. Class B NVS	234,480	12,565,783
Walt Disney Co. (The)	793,836	41,501,746
Washington Post Co. (The) Class B	1,888	685,401

		228,875,058

METAL FABRICATE & HARDWARE – 0.20%
Precision Castparts Corp.	64,365	10,513,379
Timken Co. (The)	38,410	1,427,316
Valmont Industries Inc.	10,106	1,328,939

		13,269,634

MINING – 0.69%
Alcoa Inc.	470,073	4,160,146
Allied Nevada Gold Corp.(a)(b)	39,011	1,523,770
Compass Minerals International Inc.	14,343	1,069,844
Freeport-McMoRan Copper & Gold Inc.	422,301	16,714,674
Molycorp Inc.(a)(b)	29,827	343,011
Newmont Mining Corp.	217,626	12,189,232
Royal Gold Inc.	25,927	2,589,070
Southern Copper Corp.	72,017	2,474,504
Tahoe Resources Inc.(a)	36,692	747,049
Titanium Metals Corp.	37,407	479,932
Vulcan Materials Co.	57,180	2,704,614

		44,995,846

OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.(b)	74,903	1,035,160
Xerox Corp.	598,507	4,393,041

		5,428,201

OIL & GAS – 8.40%
Anadarko Petroleum Corp.	221,524	15,488,958
Apache Corp.	173,818	15,030,042
Atwood Oceanics Inc.(a)	24,825	1,128,296
Cabot Oil & Gas Corp.	92,584	4,157,022
Cheniere Energy Inc.(a)(b)	95,266	1,481,386
Chesapeake Energy Corp.	292,328	5,516,229

Security	Shares	Value
Chevron Corp.	876,094	$102,117,517
Cimarex Energy Co.	37,945	2,221,680
Cobalt International Energy Inc.(a)	82,372	1,834,424
Concho Resources Inc.(a)(b)	45,864	4,345,614
ConocoPhillips	561,655	32,115,433
Continental Resources Inc.(a)	18,382	1,413,576
Denbury Resources Inc.(a)	171,868	2,777,387
Devon Energy Corp.	179,617	10,866,828
Diamond Offshore Drilling Inc.	30,560	2,011,154
Energen Corp.	32,049	1,679,688
EOG Resources Inc.	119,473	13,386,950
EQT Corp.	59,130	3,488,670
EXCO Resources Inc.	50,670	405,867
Exxon Mobil Corp.	2,076,719	189,915,953
Helmerich & Payne Inc.	42,225	2,010,332
Hess Corp.	134,493	7,224,964
HollyFrontier Corp.	92,293	3,808,932
Kosmos Energy Ltd.(a)(b)	32,466	369,788
Laredo Petroleum Holdings Inc.(a)(b)	9,024	198,348
Marathon Oil Corp.	313,295	9,264,133
Marathon Petroleum Corp.	151,353	8,262,360
Murphy Oil Corp.	86,857	4,663,352
Nabors Industries Ltd.(a)	127,096	1,783,157
Newfield Exploration Co.(a)	59,910	1,876,381
Noble Energy Inc.	79,191	7,341,798
Occidental Petroleum Corp.	360,207	30,999,414
Patterson-UTI Energy Inc.	67,752	1,073,192
Phillips 66	276,935	12,841,476
Pioneer Natural Resources Co.	54,332	5,672,261
Plains Exploration & Production Co.(a)	56,297	2,109,449
QEP Resources Inc.	78,278	2,478,281
Range Resources Corp.	71,542	4,998,640
Rowan Companies PLC(a)	56,259	1,899,866
SandRidge Energy Inc.(a)(b)	219,482	1,529,790
SM Energy Co.	28,240	1,528,066
Southwestern Energy Co.(a)	154,423	5,370,832
Sunoco Inc.	45,962	2,152,400
Tesoro Corp.	63,136	2,645,398
Ultra Petroleum Corp.(a)(b)	68,566	1,507,081
Unit Corp.(a)	21,961	911,381
Valero Energy Corp.	245,532	7,778,454
Whiting Petroleum Corp.(a)	51,986	2,463,097
WPX Energy Inc.(a)	86,166	1,429,494

		547,574,791

OIL & GAS SERVICES – 1.55%
Baker Hughes Inc.	194,371	8,791,400
Cameron International Corp.(a)	109,989	6,167,083
CARBO Ceramics Inc.(b)	8,444	531,296
Dresser-Rand Group Inc.(a)(b)	33,326	1,836,596
FMC Technologies Inc.(a)	105,919	4,904,050
Halliburton Co.	408,921	13,776,548
National Oilwell Varco Inc.	189,003	15,141,030
Oceaneering International Inc.	48,118	2,658,520
Oil States International Inc.(a)	24,393	1,938,268
RPC Inc.(b)	28,293	336,404
Schlumberger Ltd.	592,280	42,839,612
SEACOR Holdings Inc.(a)	9,438	786,752
Superior Energy Services Inc.(a)	68,515	1,405,928

		101,113,487

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.25%
Ball Corp.	69,115	$2,924,256
Bemis Co. Inc.	46,218	1,454,480
Crown Holdings Inc.(a)	66,089	2,428,771
Greif Inc. Class A	13,902	614,190
Owens-Illinois Inc.(a)	72,984	1,369,180
Packaging Corp. of America	44,685	1,622,065
Rock-Tenn Co. Class A	30,816	2,224,299
Sealed Air Corp.	84,464	1,305,813
Silgan Holdings Inc.	21,735	945,690
Sonoco Products Co.	44,330	1,373,787

		16,262,531

PHARMACEUTICALS – 6.51%
Abbott Laboratories	698,794	47,909,317
Allergan Inc.	134,842	12,348,830
AmerisourceBergen Corp.	112,344	4,348,836
BioMarin Pharmaceutical Inc.(a)(b)	54,645	2,200,554
Bristol-Myers Squibb Co.	750,235	25,320,431
Cardinal Health Inc.	153,696	5,989,533
Catamaran Corp.(a)(b)	45,653	4,472,624
DENTSPLY International Inc.	62,284	2,375,512
Eli Lilly and Co.	454,333	21,539,928
Endo Health Solutions Inc.(a)	51,686	1,639,480
Express Scripts Holding Co.(a)	357,773	22,421,634
Forest Laboratories Inc.(a)	117,974	4,201,054
Herbalife Ltd.(b)	52,595	2,493,003
Johnson & Johnson	1,219,710	84,050,216
McKesson Corp.	104,978	9,031,257
Mead Johnson Nutrition Co. Class A	90,498	6,631,693
Medivation Inc.(a)(b)	32,484	1,830,798
Merck & Co. Inc.	1,350,833	60,922,568
Mylan Inc.(a)	180,843	4,412,569
Omnicare Inc.	49,034	1,665,685
Onyx Pharmaceuticals Inc.(a)(b)	28,764	2,430,558
Patterson Companies Inc.	41,202	1,410,757
Perrigo Co.	41,643	4,837,667
Pfizer Inc.	3,325,617	82,641,583
Salix Pharmaceuticals Ltd.(a)(b)	26,027	1,101,983
VCA Antech Inc.(a)(b)	37,901	747,787
Warner Chilcott PLC Class A	74,425	1,004,738
Watson Pharmaceuticals Inc.(a)	56,185	4,784,715

		424,765,310

PIPELINES – 0.47%
Kinder Morgan Inc.	217,028	7,708,834
ONEOK Inc.	92,312	4,459,593
Spectra Energy Corp.	290,640	8,533,190
Williams Companies Inc. (The)	277,873	9,717,219

		30,418,836

REAL ESTATE – 0.11%
Alexander & Baldwin Inc.(a)	18,248	538,863
CBRE Group Inc. Class A(a)	146,558	2,698,133
Forest City Enterprises Inc. Class A(a)	60,968	966,343
Howard Hughes Corp. (The)(a)(b)	12,366	878,604
Jones Lang LaSalle Inc.	19,044	1,454,009
St. Joe Co. (The)(a)	28,675	559,163

		7,095,115

REAL ESTATE INVESTMENT TRUSTS – 3.14%
Alexandria Real Estate Equities Inc.	27,378	2,012,831

Security	Shares	Value
American Campus Communities Inc.	40,769	$1,788,944
American Capital Agency Corp.	151,765	5,249,551
American Tower Corp.	175,288	12,513,810
Annaly Capital Management Inc.(b)	433,784	7,304,923
Apartment Investment and Management Co. Class A	63,755	1,656,992
AvalonBay Communities Inc.	42,451	5,772,911
BioMed Realty Trust Inc.	69,192	1,295,274
Boston Properties Inc.	66,667	7,374,037
Brandywine Realty Trust	60,757	740,628
BRE Properties Inc. Class A	33,481	1,569,924
Camden Property Trust	36,230	2,336,473
CBL & Associates Properties Inc.	66,676	1,422,866
Chimera Investment Corp.	449,636	1,218,514
CommonWealth REIT	36,708	534,468
Corporate Office Properties Trust(b)	31,300	750,261
DDR Corp.(b)	105,850	1,625,856
Digital Realty Trust Inc.	54,105	3,779,234
Douglas Emmett Inc.	61,371	1,415,829
Duke Realty Corp.	118,896	1,747,771
Equity Lifestyle Properties, Inc.	18,552	1,263,762
Equity Residential	133,761	7,695,270
Essex Property Trust Inc.(b)	15,447	2,289,863
Extra Space Storage Inc.(b)	46,596	1,549,317
Federal Realty Investment Trust(b)	28,699	3,022,005
General Growth Properties Inc.	234,467	4,567,417
Hatteras Financial Corp.	43,849	1,236,103
HCP Inc.	186,685	8,303,749
Health Care REIT Inc.	115,045	6,643,849
Home Properties Inc.	21,850	1,338,750
Hospitality Properties Trust	54,035	1,284,952
Host Hotels & Resorts Inc.	320,367	5,141,890
Kilroy Realty Corp.(b)	33,280	1,490,278
Kimco Realty Corp.(b)	180,001	3,648,620
Liberty Property Trust	45,949	1,665,192
Macerich Co. (The)	58,227	3,332,331
Mack-Cali Realty Corp.(b)	38,120	1,013,992
MFA Financial Inc.	160,157	1,361,335
Mid-America Apartment Communities Inc.(b)	18,389	1,200,986
National Retail Properties Inc.(b)	48,021	1,464,640
Piedmont Office Realty Trust Inc. Class A	75,777	1,313,973
Plum Creek Timber Co. Inc.	71,600	3,138,944
Post Properties Inc.	24,287	1,164,805
Prologis Inc.	205,369	7,194,076
Public Storage	63,510	8,838,687
Rayonier Inc.	53,851	2,639,238
Realty Income Corp.(b)	58,620	2,396,972
Regency Centers Corp.	39,408	1,920,352
Retail Properties of America Inc. Class A	39,113	442,759
Senior Housing Properties Trust	78,406	1,707,683
Simon Property Group Inc.	134,744	20,455,487
SL Green Realty Corp.	39,469	3,160,283
Tanger Factory Outlet Centers Inc.(b)	41,574	1,344,087
Taubman Centers Inc.	26,378	2,023,984
UDR Inc.(b)	110,416	2,740,525
Ventas Inc.	128,662	8,009,209
Vornado Realty Trust	82,632	6,697,324
Weingarten Realty Investors(b)	52,915	1,487,441
Weyerhaeuser Co.	238,244	6,227,698

		204,528,925

RETAIL – 6.30%
Abercrombie & Fitch Co. Class A	38,644	1,310,804
Advance Auto Parts Inc.	32,637	2,233,676
American Eagle Outfitters Inc.	85,614	1,804,743

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
Ascena Retail Group Inc.(a)	55,205	$1,184,147
AutoNation Inc.(a)(b)	16,651	727,149
AutoZone Inc.(a)	16,971	6,273,670
Bed Bath & Beyond Inc.(a)	102,673	6,468,399
Best Buy Co. Inc.	119,258	2,050,045
Big Lots Inc.(a)	26,447	782,302
Brinker International Inc.	33,616	1,186,645
CarMax Inc.(a)	100,535	2,845,141
Chico’s FAS Inc.	72,640	1,315,510
Chipotle Mexican Grill Inc.(a)(b)	14,092	4,474,774
Copart Inc.(a)(b)	45,119	1,251,150
Costco Wholesale Corp.	192,442	19,268,255
CVS Caremark Corp.	569,191	27,560,228
Darden Restaurants Inc.	56,627	3,156,955
Dick’s Sporting Goods Inc.	41,333	2,143,116
Dillard’s Inc. Class A	13,659	987,819
Dollar General Corp.(a)	82,318	4,242,670
Dollar Tree Inc.(a)	102,242	4,935,733
DSW Inc. Class A	14,885	993,127
Dunkin’ Brands Group Inc.	31,726	926,241
Family Dollar Stores Inc.	42,921	2,845,662
Foot Locker Inc.	68,593	2,435,052
GameStop Corp. Class A(b)	56,597	1,188,537
Gap Inc. (The)	134,515	4,812,947
GNC Holdings Inc. Class A	30,697	1,196,262
Guess? Inc.	28,445	723,072
Home Depot Inc. (The)	679,823	41,040,915
J.C. Penney Co. Inc.(b)	69,400	1,685,726
Kohl’s Corp.	108,018	5,532,682
Limited Brands Inc.	107,224	5,281,854
Lowe’s Companies Inc.	532,555	16,104,463
Macy’s Inc.	184,169	6,928,438
McDonald’s Corp.	451,354	41,411,730
MSC Industrial Direct Co. Inc. Class A	19,798	1,335,573
Nordstrom Inc.	70,111	3,868,725
Nu Skin Enterprises Inc. Class A	23,256	903,030
O’Reilly Automotive Inc.(a)	52,971	4,429,435
Panera Bread Co. Class A(a)	12,821	2,190,981
PetSmart Inc.	48,146	3,321,111
PVH Corp.	31,429	2,945,526
Ross Stores Inc.	100,647	6,501,796
Sally Beauty Holdings Inc.(a)	69,277	1,738,160
Sears Holdings Corp.(a)	16,674	925,240
Signet Jewelers Ltd.(b)	38,539	1,879,162
Staples Inc.	305,989	3,524,993
Starbucks Corp.	337,391	17,122,593
Target Corp.	293,698	18,641,012
Tiffany & Co.	56,556	3,499,685
TJX Companies Inc. (The)	329,135	14,741,957
Tractor Supply Co.	31,984	3,162,898
Ulta Salon, Cosmetics & Fragrance Inc.	28,078	2,704,052
Urban Outfitters Inc.(a)	48,079	1,805,847
Wal-Mart Stores Inc.	750,633	55,396,715
Walgreen Co.	383,237	13,965,156
Wendy’s Co. (The)	134,238	610,783
Williams-Sonoma Inc.	39,205	1,723,844
World Fuel Services Corp.	32,266	1,148,992
Yum! Brands Inc.	204,586	13,572,235

		410,969,140

SAVINGS & LOANS – 0.16%
BankUnited Inc.	14,601	359,331
Capitol Federal Financial Inc.	73,341	877,158
First Niagara Financial Group Inc.	153,671	1,243,199

Security	Shares	Value
Hudson City Bancorp Inc.	236,645	$1,883,694
New York Community Bancorp Inc.	193,470	2,739,535
People’s United Financial Inc.	158,702	1,926,642
TFS Financial Corp.(a)	34,985	317,314
Washington Federal Inc.	48,606	810,748

		10,157,621

SEMICONDUCTORS – 2.79%
Advanced Micro Devices Inc.(a)(b)	273,871	922,945
Altera Corp.	142,241	4,834,060
Analog Devices Inc.	132,418	5,189,461
Applied Materials Inc.	569,294	6,356,168
Atmel Corp.(a)(b)	191,194	1,005,681
Avago Technologies Ltd.(b)	108,753	3,791,673
Broadcom Corp. Class A(a)	245,179	8,478,290
Cree Inc.(a)(b)	52,114	1,330,470
Cypress Semiconductor Corp.(a)	67,852	727,374
Fairchild Semiconductor International Inc.(a)(b)	55,919	733,657
Freescale Semiconductor Ltd.(a)(b)	25,754	244,921
Intel Corp.	2,234,421	50,676,668
KLA-Tencor Corp.	74,523	3,555,120
Lam Research Corp.(a)	81,221	2,581,610
Linear Technology Corp.	101,602	3,236,024
LSI Corp.(a)	256,619	1,773,237
Marvell Technology Group Ltd.	207,573	1,899,293
Maxim Integrated Products Inc.	131,027	3,487,939
Microchip Technology Inc.	85,258	2,791,347
Micron Technology Inc.(a)	441,929	2,644,945
NVIDIA Corp.(a)	275,933	3,680,946
ON Semiconductor Corp.(a)	198,142	1,222,536
PMC-Sierra Inc.(a)(b)	88,549	499,416
QUALCOMM Inc.	761,366	47,577,761
Rovi Corp.(a)(b)	49,499	718,231
Silicon Laboratories Inc.(a)(b)	18,553	682,008
Skyworks Solutions Inc.(a)	84,473	1,990,606
Teradyne Inc.(a)(b)	81,176	1,154,323
Texas Instruments Inc.	508,333	14,004,574
Xilinx Inc.	117,634	3,930,152

		181,721,436

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	21,395	899,660

		899,660

SOFTWARE – 3.76%
Activision Blizzard Inc.	187,461	2,114,560
Adobe Systems Inc.(a)	220,392	7,153,924
Akamai Technologies Inc.(a)(b)	79,535	3,043,009
Allscripts Healthcare Solutions Inc.(a)	76,355	949,093
ANSYS Inc.(a)(b)	40,931	3,004,335
Ariba Inc.(a)	42,981	1,925,549
Autodesk Inc.(a)	101,936	3,401,604
BMC Software Inc.(a)	72,566	3,010,763
Broadridge Financial Solutions Inc.	54,045	1,260,870
CA Inc.	159,041	4,097,691
Cerner Corp.(a)	64,187	4,968,716
Citrix Systems Inc.(a)	82,534	6,319,628
Compuware Corp.(a)	95,685	948,238
Concur Technologies Inc.(a)(b)	20,465	1,508,885
Dun & Bradstreet Corp. (The)	19,997	1,592,161
Electronic Arts Inc.(a)	139,897	1,775,293
Fidelity National Information Services Inc.	112,315	3,506,474

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
Fiserv Inc.(a)	60,604	$4,486,514
Informatica Corp.(a)(b)	47,311	1,646,896
Intuit Inc.	130,414	7,678,776
Microsoft Corp.	3,342,924	99,552,277
MSCI Inc. Class A(a)(b)	53,315	1,908,144
NetSuite Inc.(a)(b)	14,157	903,217
Nuance Communications Inc.(a)	106,094	2,640,680
Oracle Corp.	1,696,958	53,437,208
Red Hat Inc.(a)(b)	85,400	4,862,676
Salesforce.com Inc.(a)	61,711	9,422,653
ServiceNow Inc.(a)	6,478	250,569
SolarWinds Inc.(a)(b)	27,643	1,540,821
Solera Holdings Inc.	31,491	1,381,510
VeriFone Systems Inc.(a)	48,286	1,344,765
VMware Inc. Class A(a)(b)	39,439	3,815,329

		245,452,828

TELECOMMUNICATIONS – 4.24%
Acme Packet Inc.(a)(b)	24,260	414,846
Amdocs Ltd.(b)	74,052	2,442,976
AT&T Inc.	2,603,842	98,164,843
CenturyLink Inc.	276,939	11,188,336
Cisco Systems Inc.	2,379,171	45,418,374
Clearwire Corp. Class A(a)(b)	184,524	249,107
Corning Inc.	674,136	8,864,888
Crown Castle International Corp.(a)	129,964	8,330,692
EchoStar Corp. Class A(a)(b)	16,820	482,061
Frontier Communications Corp.(b)	444,450	2,177,805
Harris Corp.	50,331	2,577,954
IPG Photonics Corp.(a)(b)	14,765	846,035
JDS Uniphase Corp.(a)	100,707	1,247,256
Juniper Networks Inc.(a)	234,766	4,016,846
Level 3 Communications Inc.(a)(b)	73,906	1,697,621
MetroPCS Communications Inc.(a)	137,871	1,614,469
Motorola Solutions Inc.	130,055	6,574,280
NeuStar Inc. Class A(a)(b)	29,455	1,179,084
NII Holdings Inc.(a)(b)	75,813	595,132
Palo Alto Networks Inc.(a)	3,172	195,300
Polycom Inc.(a)	77,304	762,991
SBA Communications Corp. Class A(a)(b)	53,582	3,370,308
Sprint Nextel Corp.(a)	1,327,297	7,326,680
Telephone & Data Systems Inc.	43,104	1,103,893
tw telecom inc.(a)(b)	66,012	1,720,933
United States Cellular Corp.(a)(b)	6,301	246,558
Verizon Communications Inc.	1,261,782	57,499,406
Virgin Media Inc.	123,531	3,636,753
Windstream Corp.	262,709	2,655,988

		276,601,415

TEXTILES – 0.06%
Cintas Corp.	49,534	2,053,184
Mohawk Industries Inc.(a)	24,891	1,991,778

		4,044,962

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	51,030	1,947,815
Mattel Inc.	151,266	5,366,918

		7,314,733

Security	Shares	Value
TRANSPORTATION – 1.53%
C.H. Robinson Worldwide Inc.	72,212	$4,228,013
Con-way Inc.	24,236	663,339
CSX Corp.	462,255	9,591,791
Expeditors International of Washington Inc.	93,977	3,417,004
FedEx Corp.	140,134	11,858,139
Golar LNG Ltd.	19,674	759,220
J.B. Hunt Transport Services Inc.	40,710	2,118,548
Kansas City Southern Industries Inc.	48,712	3,691,395
Kirby Corp.(a)(b)	25,433	1,405,936
Landstar System Inc.	20,929	989,523
Matson Inc.	18,248	381,566
Norfolk Southern Corp.	144,732	9,209,297
Ryder System Inc.	22,912	894,943
Teekay Corp.	15,007	468,218
Tidewater Inc.	22,681	1,100,709
Union Pacific Corp.	211,518	25,107,187
United Parcel Service Inc. Class B	321,766	23,028,793
UTi Worldwide Inc.	45,039	606,675

		99,520,296

TRUCKING & LEASING – 0.01%
GATX Corp.	20,432	867,134

		867,134

WATER – 0.07%
American Water Works Co. Inc.	77,619	2,876,560
Aqua America Inc.	61,544	1,523,830

		4,400,390

TOTAL COMMON STOCKS
(Cost: $6,309,769,569)		6,505,310,169

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	4,246	57,491

		57,491

TOTAL RIGHTS
(Cost: $30,728)		57,491

SHORT-TERM INVESTMENTS – 2.84%

MONEY MARKET FUNDS – 2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e )	166,324,002	166,324,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e )	11,712,520	11,712,520

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d )	7,474,963	$7,474,963

		185,511,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,511,485)		185,511,485

TOTAL INVESTMENTS IN SECURITIES – 102.60%
(Cost: $6,495,311,782)		6,690,879,145

Other Assets, Less Liabilities – (2.60)%		(169,850,453)

NET ASSETS – 100.00%		$6,521,028,692

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of September 30, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
182	E-mini S&P 500 (Dec. 2012)	Chicago Mercantile	$13,051,220	$ 16,809
16	E-mini S&P MidCap 400 (Dec. 2012)	Chicago Mercantile	1,578,400	(25,455)

			$14,629,620	$ (8,646)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.23%
Clear Channel Outdoor Holdings Inc. Class A	56,301	$336,680
Interpublic Group of Companies Inc. (The)	60,291	670,436
Lamar Advertising Co. Class A(a)	151,946	5,631,119
Omnicom Group Inc.	623,916	32,169,109

		38,807,344

AEROSPACE & DEFENSE – 2.22%
B/E Aerospace Inc.(a)	223,764	9,420,464
Boeing Co. (The)	1,549,563	107,880,576
Lockheed Martin Corp.	531,574	49,638,380
Rockwell Collins Inc.	333,636	17,896,235
Spirit AeroSystems Holdings Inc. Class A(a)	62,251	1,382,595
TransDigm Group Inc.(a)(b)	116,786	16,568,430
Triumph Group Inc.	38,833	2,428,228
United Technologies Corp.	2,087,538	163,433,350

		368,648,258

AGRICULTURE – 2.95%
Altria Group Inc.	3,617,263	120,780,412
Lorillard Inc.	298,507	34,761,140
Philip Morris International Inc.	3,589,777	322,864,543
Reynolds American Inc.	252,870	10,959,386

		489,365,481

AIRLINES – 0.21%
Copa Holdings SA Class A	61,171	4,971,367
Delta Air Lines Inc.(a)	1,241,228	11,369,648
Southwest Airlines Co.	340,423	2,985,510
United Continental Holdings Inc.(a)(b)	759,171	14,803,835

		34,130,360

APPAREL – 1.23%
Carter’s Inc.(a)	110,615	5,955,512
Coach Inc.	657,616	36,839,648
Deckers Outdoor Corp.(a)(b)	54,616	2,001,130
Hanesbrands Inc.(a)(b)	223,580	7,127,730
Michael Kors Holdings Ltd.(a)(b)	193,801	10,306,337
Nike Inc. Class B	829,593	78,736,672
Ralph Lauren Corp.	141,432	21,388,761
Under Armour Inc. Class A(a)(b)	177,584	9,914,515
VF Corp.	200,680	31,980,365

		204,250,670

AUTO MANUFACTURERS – 0.07%
PACCAR Inc.	184,173	7,371,524
Tesla Motors Inc.(a)(b)	149,600	4,380,288

		11,751,812

AUTO PARTS & EQUIPMENT – 0.35%
Allison Transmission Holdings Inc.(b)	59,672	1,200,600

Security	Shares	Value
BorgWarner Inc.(a)	262,036	$18,109,308
Delphi Automotive PLC(a)(b)	750,811	23,275,141
Goodyear Tire & Rubber Co. (The)(a)	569,474	6,941,888
Visteon Corp.(a)	6,095	270,984
WABCO Holdings Inc.(a)	136,609	7,878,241

		57,676,162

BANKS – 0.01%
Signature Bank(a)	19,102	1,281,362

		1,281,362

BEVERAGES – 3.97%
Brown-Forman Corp. Class B NVS	298,888	19,502,442
Coca-Cola Co. (The)	8,897,005	337,463,400
Coca-Cola Enterprises Inc.	49,889	1,560,029
Dr Pepper Snapple Group Inc.	484,202	21,561,515
Green Mountain Coffee Roasters Inc.(a)(b)	265,978	6,316,977
Monster Beverage Corp.(a)	329,631	17,852,815
PepsiCo Inc.	3,582,043	253,501,183

		657,758,361

BIOTECHNOLOGY – 3.45%
Alexion Pharmaceuticals Inc.(a)	439,625	50,293,100
Amgen Inc.	1,781,459	150,212,623
ARIAD Pharmaceuticals Inc.(a)(b)	378,865	9,178,005
Biogen Idec Inc.(a)	548,272	81,818,631
Celgene Corp.(a)	1,008,097	77,018,611
Charles River Laboratories International Inc.(a)	70,869	2,806,412
Gilead Sciences Inc.(a)(b)	1,734,925	115,077,575
Illumina Inc.(a)	282,460	13,614,572
Incyte Corp.(a)	219,908	3,969,339
Life Technologies Corp.(a)	39,077	1,910,084
Myriad Genetics Inc.(a)(b)	192,148	5,186,074
Regeneron Pharmaceuticals Inc.(a)(b)	176,624	26,963,420
United Therapeutics Corp.(a)(b)	115,484	6,453,246
Vertex Pharmaceuticals Inc.(a)	483,317	27,041,586

		571,543,278

BUILDING MATERIALS – 0.16%
Armstrong World Industries Inc.	48,353	2,242,129
Fortune Brands Home & Security Inc.(a)	60,180	1,625,462
Lennox International Inc.	119,659	5,786,709
Martin Marietta Materials Inc.	53,335	4,419,871
Masco Corp.	821,331	12,361,032

		26,435,203

CHEMICALS – 3.25%
Airgas Inc.	156,953	12,917,232
Albemarle Corp.	114,922	6,054,091
Celanese Corp. Series A	357,563	13,555,213
CF Industries Holdings Inc.	33,288	7,397,925
E.I. du Pont de Nemours and Co.	2,146,668	107,913,000
Eastman Chemical Co.	286,466	16,331,427
Ecolab Inc.	595,029	38,563,830
FMC Corp.	313,434	17,357,975
International Flavors & Fragrances Inc.	185,329	11,041,902
Intrepid Potash Inc.(a)(b)	58,455	1,255,613
LyondellBasell Industries NV Class A	53,592	2,768,563
Monsanto Co.	1,222,047	111,230,718

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
NewMarket Corp.	20,009	$4,931,818
PPG Industries Inc.	348,642	40,038,047
Praxair Inc.	683,558	71,008,005
Rockwood Holdings Inc.	47,236	2,201,198
RPM International Inc.	116,947	3,337,667
Sherwin-Williams Co. (The)	198,618	29,576,206
Sigma-Aldrich Corp.	277,405	19,964,838
Valspar Corp. (The)	212,854	11,941,110
W.R. Grace & Co.(a)(b)	155,913	9,211,340
Westlake Chemical Corp.	9,381	685,376

		539,283,094

COMMERCIAL SERVICES – 2.41%
Aaron’s Inc.	132,113	3,674,063
Alliance Data Systems Corp.(a)(b)	116,302	16,509,069
Apollo Group Inc. Class A(a)(b)	219,650	6,380,832
Automatic Data Processing Inc.	1,119,119	65,647,521
Equifax Inc.	247,697	11,537,726
FleetCor Technologies Inc.(a)	111,296	4,986,061
Gartner Inc.(a)(b)	213,154	9,824,268
Genpact Ltd.(b)	232,767	3,882,554
Global Payments Inc.	179,779	7,520,156
H&R Block Inc.	393,563	6,820,447
Hertz Global Holdings Inc.(a)(b)	321,166	4,409,609
Iron Mountain Inc.	322,331	10,994,710
ITT Educational Services Inc.(a)(b)	55,277	1,781,578
Lender Processing Services Inc.	193,901	5,407,899
MasterCard Inc. Class A	248,410	112,152,147
Moody’s Corp.	448,843	19,825,395
Morningstar Inc.	54,706	3,426,784
Paychex Inc.	690,677	22,992,637
Robert Half International Inc.	330,001	8,787,927
Rollins Inc.	145,965	3,414,121
SAIC Inc.	229,776	2,766,503
SEI Investments Co.	319,477	6,852,782
Total System Services Inc.	317,843	7,532,879
United Rentals Inc.(a)(b)	214,286	7,009,295
Vantiv Inc. Class A(a)(b)	90,137	1,942,452
Verisk Analytics Inc. Class A(a)(b)	289,967	13,805,329
Weight Watchers International Inc.(b)	60,808	3,210,662
Western Union Co.	1,402,370	25,551,181

		398,646,587

COMPUTERS – 14.19%
Accenture PLC Class A	1,476,492	103,398,735
Apple Inc.	2,141,304	1,428,806,507
Cadence Design Systems Inc.(a)(b)	627,845	8,077,226
Cognizant Technology Solutions Corp. Class A(a)	696,953	48,730,954
Diebold Inc.	11,208	377,822
DST Systems Inc.	11,282	638,110
EMC Corp.(a)	4,809,878	131,165,373
Fortinet Inc.(a)	298,509	7,206,007
Fusion-io Inc.(a)(b)	154,160	4,666,423
IHS Inc. Class A(a)(b)	115,116	11,206,542
International Business Machines Corp.	2,496,342	517,866,148
Jack Henry & Associates Inc.	199,593	7,564,575
MICROS Systems Inc.(a)(b)	186,481	9,159,947
NCR Corp.(a)	363,033	8,462,299
NetApp Inc.(a)	556,705	18,304,460
Riverbed Technology Inc.(a)(b)	362,397	8,432,978
Synopsys Inc.(a)	22,650	747,903
Teradata Corp.(a)	385,959	29,105,168
Western Digital Corp.	218,171	8,449,763

		2,352,366,940

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.11%
Avon Products Inc.	760,839	$12,135,382
Colgate-Palmolive Co.	1,002,593	107,498,022
Estee Lauder Companies Inc. (The) Class A	526,695	32,428,611
Procter & Gamble Co. (The)	457,600	31,739,136

		183,801,151

DISTRIBUTION & WHOLESALE – 0.62%
Fastenal Co.	677,142	29,110,335
Fossil Inc.(a)	124,878	10,577,167
Genuine Parts Co.	356,618	21,764,396
LKQ Corp.(a)	678,006	12,543,111
MRC Global Inc.(a)	31,822	782,503
W.W. Grainger Inc.	133,589	27,835,940

		102,613,452

DIVERSIFIED FINANCIAL SERVICES – 2.32%
Affiliated Managers Group Inc.(a)(b)	87,598	10,774,554
American Express Co.	1,476,619	83,960,556
BlackRock Inc.(c)	155,872	27,791,978
CBOE Holdings Inc.	172,921	5,087,336
Eaton Vance Corp. NVS	267,415	7,744,338
Federated Investors Inc. Class B(b)	174,970	3,620,129
Franklin Resources Inc.	73,799	9,230,041
IntercontinentalExchange Inc.(a)	167,147	22,299,081
Lazard Ltd. Class A(b)	261,355	7,639,407
LPL Financial Holdings Inc.	99,668	2,844,525
T. Rowe Price Group Inc.	585,055	37,033,982
Visa Inc. Class A	1,197,007	160,734,100
Waddell & Reed Financial Inc. Class A	200,920	6,584,148

		385,344,175

ELECTRIC – 0.05%
ITC Holdings Corp.	117,556	8,884,882

		8,884,882

ELECTRICAL COMPONENTS & EQUIPMENT – 0.59%
AMETEK Inc.	551,224	19,540,891
Emerson Electric Co.	1,411,621	68,138,946
General Cable Corp.(a)(b)	6,737	197,933
Hubbell Inc. Class B	112,114	9,052,084

		96,929,854

ELECTRONICS – 1.33%
Agilent Technologies Inc.	795,716	30,595,280
Amphenol Corp. Class A	373,234	21,976,018
FLIR Systems Inc.	285,314	5,699,147
Garmin Ltd.(b)	21,443	895,031
Gentex Corp.	330,502	5,621,839
Honeywell International Inc.	1,785,027	106,655,363
Jabil Circuit Inc.	77,230	1,445,746
Mettler-Toledo International Inc.(a)(b)	72,315	12,347,063
National Instruments Corp.	213,339	5,369,743
Trimble Navigation Ltd.(a)(b)	285,986	13,630,093
Waters Corp.(a)(b)	203,129	16,926,739

		221,162,062

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.13%
Chicago Bridge & Iron Co. NV	136,610	$5,203,475
Fluor Corp.	288,729	16,249,668

		21,453,143

ENTERTAINMENT – 0.12%
Bally Technologies Inc.(a)(b)	98,530	4,866,397
Cinemark Holdings Inc.	262,605	5,890,230
Dolby Laboratories Inc. Class A(a)(b)	67,126	2,198,377
International Game Technology	341,770	4,473,769
Madison Square Garden Inc. Class A(a)	8,020	322,965
Penn National Gaming Inc.(a)	12,034	518,665
Regal Entertainment Group Class A(b)	75,053	1,055,996

		19,326,399

ENVIRONMENTAL CONTROL – 0.14%
Clean Harbors Inc.(a)(b)	108,559	5,303,107
Covanta Holding Corp.	16,928	290,484
Stericycle Inc.(a)(b)	195,430	17,690,324
Waste Connections Inc.	16,462	497,976

		23,781,891

FOOD – 1.70%
Campbell Soup Co.	313,907	10,930,242
Dean Foods Co.(a)	361,886	5,916,836
Flowers Foods Inc.	261,267	5,272,368
Fresh Market Inc. (The)(a)(b)	62,828	3,768,423
General Mills Inc.	1,159,987	46,225,482
H.J. Heinz Co.	455,789	25,501,395
Hershey Co. (The)	343,209	24,330,086
Hillshire Brands Co.	230,361	6,169,068
Hormel Foods Corp.	175,512	5,131,971
Ingredion Inc.	37,297	2,057,303
Kellogg Co.	522,352	26,984,704
Kraft Foods Inc. Class A	210,766	8,715,174
Kroger Co. (The)	1,208,138	28,439,568
McCormick & Co. Inc. NVS	303,152	18,807,550
Safeway Inc.	75,804	1,219,686
Sysco Corp.	705,608	22,064,362
Whole Foods Market Inc.	420,119	40,919,591

		282,453,809

GAS – 0.01%
Questar Corp.	91,627	1,862,777

		1,862,777

HAND & MACHINE TOOLS – 0.06%
Lincoln Electric Holdings Inc.	191,351	7,472,257
Snap-on Inc.	26,681	1,917,563

		9,389,820

HEALTH CARE – PRODUCTS – 1.99%
Baxter International Inc.	1,152,792	69,467,246
Becton, Dickinson and Co.	432,423	33,971,151

Security	Shares	Value
Bruker Corp.(a)(b)	212,980	$2,787,908
C.R. Bard Inc.	192,938	20,190,962
Cooper Companies Inc. (The)	32,342	3,055,025
Covidien PLC	56,137	3,335,661
Edwards Lifesciences Corp.(a)	262,024	28,133,517
Henry Schein Inc.(a)(b)	116,608	9,243,516
IDEXX Laboratories Inc.(a)(b)	125,777	12,495,945
Intuitive Surgical Inc.(a)(b)	90,838	45,022,038
Medtronic Inc.	144,519	6,231,659
ResMed Inc.(b)	330,002	13,355,181
Sirona Dental Systems Inc.(a)	23,408	1,333,320
St. Jude Medical Inc.	552,950	23,295,783
Stryker Corp.	521,404	29,021,347
TECHNE Corp.	83,579	6,012,673
Thoratec Corp.(a)	134,388	4,649,825
Varian Medical Systems Inc.(a)(b)	254,849	15,372,492
Zimmer Holdings Inc.	40,257	2,722,178

		329,697,427

HEALTH CARE – SERVICES – 0.39%
AMERIGROUP Corp.(a)	77,835	7,116,454
Covance Inc.(a)	7,880	367,917
DaVita Inc.(a)	215,070	22,283,403
HCA Holdings Inc.	244,404	8,126,433
Laboratory Corp. of America Holdings(a)(b)	221,263	20,460,190
Quest Diagnostics Inc.	42,714	2,709,349
Tenet Healthcare Corp.(a)	50,454	316,346
Universal Health Services Inc. Class B	11,732	536,504
WellPoint Inc.	46,882	2,719,625

		64,636,221

HOLDING COMPANIES – DIVERSIFIED – 0.01%
Leucadia National Corp.	106,460	2,421,965

		2,421,965

HOME BUILDERS – 0.06%
D.R. Horton Inc.	46,338	956,416
NVR Inc.(a)	10,336	8,728,752
Thor Industries Inc.	7,368	267,606

		9,952,774

HOME FURNISHINGS – 0.02%
Tempur-Pedic International Inc.(a)	136,750	4,087,457

		4,087,457

HOUSEHOLD PRODUCTS & WARES – 0.56%
Church & Dwight Co. Inc.	195,926	10,578,045
Clorox Co. (The)	17,597	1,267,864
Jarden Corp.	41,682	2,202,477
Kimberly-Clark Corp.	802,051	68,799,935
Scotts Miracle-Gro Co. (The) Class A	87,503	3,803,755
Tupperware Brands Corp.	129,119	6,919,487

		93,571,563

HOUSEWARES – 0.03%
Toro Co. (The)	139,370	5,544,139

		5,544,139

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
INSURANCE – 0.52%
Allied World Assurance Co. Holdings Ltd.	42,389	$3,274,550
Aon PLC	63,422	3,316,336
Arch Capital Group Ltd.(a)	34,664	1,444,796
Arthur J. Gallagher & Co.	270,980	9,706,504
Brown & Brown Inc.	23,762	619,475
Endurance Specialty Holdings Ltd.	10,195	392,508
Erie Indemnity Co. Class A	58,982	3,790,773
Hanover Insurance Group Inc. (The)	46,829	1,744,849
Marsh & McLennan Companies Inc.	990,082	33,593,482
Travelers Companies Inc. (The)	386,038	26,350,954
Validus Holdings Ltd.(b)	32,339	1,096,615

		85,330,842

INTERNET – 6.14%
Amazon.com Inc.(a)	828,608	210,731,586
AOL Inc.(a)	48,129	1,695,585
eBay Inc.(a)	2,653,215	128,442,138
Equinix Inc.(a)(b)	109,913	22,647,574
Expedia Inc.	124,925	7,225,662
F5 Networks Inc.(a)	182,800	19,139,160
Facebook Inc. Class A(a)(b)	963,781	20,865,859
Google Inc. Class A(a)	592,858	447,311,361
Groupon Inc.(a)(b)	98,852	470,535
HomeAway Inc.(a)	65,309	1,531,496
IAC/InterActiveCorp	29,815	1,552,169
Liberty Interactive Corp. Series A(a)	182,599	3,378,081
Liberty Ventures Series A(a)	9,147	454,057
LinkedIn Corp. Class A(a)(b)	141,572	17,045,269
Netflix Inc.(a)(b)	127,208	6,925,203
Pandora Media Inc.(a)(b)	233,108	2,552,533
Priceline.com Inc.(a)	114,242	70,684,953
Rackspace Hosting Inc.(a)(b)	249,363	16,480,401
Splunk Inc.(a)(b)	35,428	1,300,916
Symantec Corp.(a)	93,580	1,684,440
TIBCO Software Inc.(a)(b)	380,842	11,512,854
TripAdvisor Inc.(a)(b)	199,297	6,562,850
VeriSign Inc.(a)	332,200	16,174,818
Zynga Inc. Class A(a)(b)	299,654	851,017

		1,017,220,517

IRON & STEEL – 0.01%
Carpenter Technology Corp.	7,804	408,305
Steel Dynamics Inc.	107,750	1,210,033

		1,618,338

LEISURE TIME – 0.21%
Harley-Davidson Inc.	533,200	22,591,684
Polaris Industries Inc.	148,669	12,022,862

		34,614,546

LODGING – 0.77%
Choice Hotels International Inc.	5,234	167,435
Las Vegas Sands Corp.	909,948	42,194,289
Marriott International Inc. Class A	535,831	20,950,992
Starwood Hotels & Resorts Worldwide Inc.	451,977	26,196,587
Wyndham Worldwide Corp.	333,579	17,506,226
Wynn Resorts Ltd.	182,229	21,036,516

		128,052,045

Security	Shares	Value
MACHINERY – 2.15%
Babcock & Wilcox Co. (The)(a)	272,586	$6,942,765
Caterpillar Inc.	1,494,687	128,602,869
Cummins Inc.	439,605	40,535,977
Deere & Co.	910,531	75,109,702
Flowserve Corp.(b)	108,546	13,865,666
Graco Inc.	140,717	7,075,251
IDEX Corp.	37,131	1,550,962
Joy Global Inc.	242,912	13,617,647
Manitowoc Co. Inc. (The)	229,881	3,066,613
Nordson Corp.	136,291	7,989,378
Rockwell Automation Inc.	328,167	22,824,015
Roper Industries Inc.	222,809	24,484,481
Wabtec Corp.	111,155	8,924,635
Xylem Inc.	46,178	1,161,377
Zebra Technologies Corp. Class A(a)(b)	18,578	697,418

		356,448,756

MANUFACTURING – 1.87%
3M Co.	1,428,932	132,061,895
AptarGroup Inc.	51,124	2,643,622
Carlisle Companies Inc.	11,121	577,402
Colfax Corp.(a)(b)	21,507	788,662
Cooper Industries PLC	250,937	18,835,331
Danaher Corp.	452,798	24,971,810
Donaldson Co. Inc.	342,935	11,903,274
Illinois Tool Works Inc.	920,002	54,712,519
Ingersoll-Rand PLC	562,630	25,217,077
ITT Corp.	49,760	1,002,664
Pall Corp.	264,750	16,808,977
Parker Hannifin Corp.	155,395	12,987,914
Polypore International Inc.(a)(b)	106,370	3,760,180
SPX Corp.	34,962	2,286,864
Textron Inc.	43,346	1,134,365

		309,692,556

MEDIA – 3.78%
AMC Networks Inc. Class A(a)(b)	130,535	5,680,883
Cablevision NY Group Class A	50,637	802,596
CBS Corp. Class B NVS	251,893	9,151,273
Charter Communications Inc. Class A(a)	111,354	8,359,345
Comcast Corp. Class A	2,928,379	104,748,117
DIRECTV(a)	1,499,202	78,648,137
Discovery Communications Inc. Series A(a)	583,682	34,804,958
DISH Network Corp. Class A	364,622	11,161,079
FactSet Research Systems Inc.	104,049	10,032,405
John Wiley & Sons Inc. Class A	46,366	2,130,518
Liberty Global Inc. Series A(a)	600,431	36,476,183
Liberty Media Corp. Series A(a)	16,120	1,679,220
McGraw-Hill Companies Inc. (The)	639,930	34,933,779
News Corp. Class A NVS	1,649,211	40,455,146
Nielsen Holdings NV(a)	69,032	2,069,579
Scripps Networks Interactive Inc. Class A	194,124	11,886,213
Sirius XM Radio Inc.(a)(b)	8,687,749	22,588,147
Time Warner Cable Inc.	715,021	67,969,896
Viacom Inc. Class B NVS	1,208,075	64,740,739
Walt Disney Co. (The)	1,505,366	78,700,535

		627,018,748

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.37%
Precision Castparts Corp.	332,444	$54,301,403
Timken Co. (The)	17,464	648,962
Valmont Industries Inc.	53,345	7,014,868

		61,965,233

MINING – 0.23%
Allied Nevada Gold Corp.(a)(b)	208,586	8,147,369
Compass Minerals International Inc.	76,673	5,719,039
Molycorp Inc.(a)(b)	37,840	435,160
Royal Gold Inc.(b)	134,676	13,448,745
Southern Copper Corp.(b)	277,384	9,530,914
Tahoe Resources Inc.(a)	41,407	843,047

		38,124,274

OFFICE & BUSINESS EQUIPMENT – 0.02%
Pitney Bowes Inc.	239,734	3,313,124

		3,313,124

OIL & GAS – 1.38%
Atwood Oceanics Inc.(a)	42,128	1,914,718
Cabot Oil & Gas Corp.	479,724	21,539,608
Cheniere Energy Inc.(a)	320,660	4,986,263
Cobalt International Energy Inc.(a)	396,229	8,824,020
Concho Resources Inc.(a)(b)	237,770	22,528,707
Continental Resources Inc.(a)	97,261	7,479,371
EOG Resources Inc.	616,972	69,131,713
Helmerich & Payne Inc.	50,539	2,406,162
Kosmos Energy Ltd.(a)(b)	161,461	1,839,041
Laredo Petroleum Holdings Inc.(a)(b)	43,555	957,339
Noble Energy Inc.	90,227	8,364,945
Pioneer Natural Resources Co.	234,881	24,521,576
Range Resources Corp.	370,797	25,907,586
SM Energy Co.	122,172	6,610,727
Southwestern Energy Co.(a)	276,002	9,599,349
Sunoco Inc.	207,338	9,709,638
Whiting Petroleum Corp.(a)	38,050	1,802,809

		228,123,572

OIL & GAS SERVICES – 2.11%
Cameron International Corp.(a)	432,448	24,247,359
CARBO Ceramics Inc.(b)	45,559	2,866,572
Dresser-Rand Group Inc.(a)	173,896	9,583,409
FMC Technologies Inc.(a)	547,080	25,329,804
Halliburton Co.	673,696	22,696,818
National Oilwell Varco Inc.	222,167	17,797,798
Oceaneering International Inc.	248,566	13,733,272
Oil States International Inc.(a)	108,596	8,629,038
RPC Inc.(b)	122,331	1,454,516
Schlumberger Ltd.	3,054,375	220,922,944
SEACOR Holdings Inc.(a)	21,673	1,806,661

		349,068,191

PACKAGING & CONTAINERS – 0.22%
Ball Corp.	358,215	15,156,077
Crown Holdings Inc.(a)	81,540	2,996,595
Owens-Illinois Inc.(a)	278,996	5,233,965
Packaging Corp. of America	206,255	7,487,056

Security	Shares	Value
Rock-Tenn Co. Class A	18,491	$1,334,680
Silgan Holdings Inc.	110,678	4,815,600

		37,023,973

PHARMACEUTICALS – 5.78%
Abbott Laboratories	3,416,276	234,219,883
Allergan Inc.	694,455	63,598,189
AmerisourceBergen Corp.	582,099	22,533,052
BioMarin Pharmaceutical Inc.(a)(b)	279,327	11,248,498
Bristol-Myers Squibb Co.	3,513,442	118,578,667
Cardinal Health Inc.	427,256	16,650,166
Catamaran Corp.(a)	233,911	22,916,261
DENTSPLY International Inc.	144,521	5,512,031
Eli Lilly and Co.	853,581	40,468,275
Endo Health Solutions Inc.(a)	168,368	5,340,633
Express Scripts Holding Co.(a)	1,845,231	115,640,627
Herbalife Ltd.(b)	267,940	12,700,356
Johnson & Johnson	1,415,706	97,556,300
McKesson Corp.	538,596	46,335,414
Mead Johnson Nutrition Co. Class A	466,891	34,213,772
Medivation Inc.(a)(b)	165,783	9,343,530
Mylan Inc.(a)	857,417	20,920,975
Onyx Pharmaceuticals Inc.(a)(b)	147,160	12,435,020
Patterson Companies Inc.	197,762	6,771,371
Perrigo Co.	213,647	24,819,372
Salix Pharmaceuticals Ltd.(a)	132,729	5,619,746
Warner Chilcott PLC Class A	382,991	5,170,379
Watson Pharmaceuticals Inc.(a)	291,357	24,811,962

		957,404,479

PIPELINES – 0.68%
Kinder Morgan Inc.	1,117,721	39,701,450
ONEOK Inc.	475,317	22,962,564
Williams Companies Inc. (The)	1,432,085	50,080,013

		112,744,027

REAL ESTATE – 0.09%
Alexander & Baldwin Inc.(a)	6,734	198,855
CBRE Group Inc. Class A(a)	750,011	13,807,703
St. Joe Co. (The)(a)	17,552	342,264

		14,348,822

REAL ESTATE INVESTMENT TRUSTS – 2.11%
American Campus Communities Inc.	20,762	911,037
American Tower Corp.	905,751	64,661,564
Apartment Investment and Management Co. Class A	233,988	6,081,348
Boston Properties Inc.	57,839	6,397,572
BRE Properties Inc. Class A	49,785	2,334,419
Camden Property Trust	138,215	8,913,485
Digital Realty Trust Inc.(b)	278,475	19,451,479
Equity Lifestyle Properties, Inc.(b)	77,984	5,312,270
Equity Residential	54,286	3,123,074
Essex Property Trust Inc.(b)	80,505	11,934,061
Extra Space Storage Inc.	149,335	4,965,389
Federal Realty Investment Trust(b)	114,704	12,078,331
HCP Inc.	67,123	2,985,631
Home Properties Inc.(b)	59,400	3,639,438
Kilroy Realty Corp.	12,012	537,897
Mid-America Apartment Communities Inc.	88,345	5,769,812
Plum Creek Timber Co. Inc.(b)	369,205	16,185,947

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Post Properties Inc.	50,819	$2,437,279
Public Storage	326,392	45,423,975
Rayonier Inc.(b)	221,621	10,861,645
Regency Centers Corp.	123,762	6,030,922
Simon Property Group Inc.	583,887	88,639,885
Tanger Factory Outlet Centers Inc.(b)	211,758	6,846,136
Taubman Centers Inc.	41,039	3,148,922
Weyerhaeuser Co.	393,175	10,277,595

		348,949,113

RETAIL – 9.26%
Advance Auto Parts Inc.	168,735	11,548,223
American Eagle Outfitters Inc.	347,647	7,328,399
Ascena Retail Group Inc.(a)(b)	280,873	6,024,726
AutoNation Inc.(a)(b)	43,888	1,916,589
AutoZone Inc.(a)	87,134	32,210,826
Bed Bath & Beyond Inc.(a)	531,711	33,497,793
Big Lots Inc.(a)(b)	136,394	4,034,535
Brinker International Inc.	172,328	6,083,178
CarMax Inc.(a)	94,924	2,686,349
Chico’s FAS Inc.	276,123	5,000,588
Chipotle Mexican Grill Inc.(a)(b)	72,672	23,076,267
Copart Inc.(a)(b)	232,716	6,453,215
Costco Wholesale Corp.	992,550	99,379,069
CVS Caremark Corp.	592,158	28,672,290
Darden Restaurants Inc.	296,811	16,547,213
Dick’s Sporting Goods Inc.	211,444	10,963,371
Dollar General Corp.(a)	422,166	21,758,436
Dollar Tree Inc.(a)	530,688	25,618,963
DSW Inc. Class A	70,687	4,716,237
Dunkin’ Brands Group Inc.	164,370	4,798,782
Family Dollar Stores Inc.	220,871	14,643,747
Foot Locker Inc.	71,511	2,538,641
Gap Inc. (The)	692,777	24,787,561
GNC Holdings Inc. Class A	158,818	6,189,138
Home Depot Inc. (The)	3,505,903	211,651,364
Kohl’s Corp.	38,261	1,959,728
Limited Brands Inc.	552,311	27,206,840
Lowe’s Companies Inc.	359,055	10,857,823
Macy’s Inc.	127,948	4,813,404
McDonald’s Corp.	2,327,627	213,559,777
MSC Industrial Direct Co. Inc. Class A	104,152	7,026,094
Nordstrom Inc.	359,520	19,838,314
Nu Skin Enterprises Inc. Class A	123,766	4,805,834
O’Reilly Automotive Inc.(a)(b)	273,231	22,847,576
Panera Bread Co. Class A(a)(b)	65,126	11,129,382
PetSmart Inc.	247,748	17,089,657
PVH Corp.	148,473	13,914,890
Ross Stores Inc.	518,247	33,478,756
Sally Beauty Holdings Inc.(a)	331,748	8,323,557
Starbucks Corp.	1,735,855	88,094,641
Target Corp.	85,461	5,424,210
Tiffany & Co.	243,285	15,054,476
TJX Companies Inc. (The)	1,700,098	76,147,389
Tractor Supply Co.	164,977	16,314,576
Ulta Salon, Cosmetics & Fragrance Inc.	143,764	13,845,192
Urban Outfitters Inc.(a)	244,299	9,175,870
Wal-Mart Stores Inc.	3,054,294	225,406,897
Williams-Sonoma Inc.	116,205	5,109,534
World Fuel Services Corp.	52,574	1,872,160
Yum! Brands Inc.	1,054,392	69,948,365

		1,535,370,442

Security	Shares	Value
SAVINGS & LOANS – 0.01%
People’s United Financial Inc.	176,517	$2,142,916

		2,142,916

SEMICONDUCTORS – 3.96%
Advanced Micro Devices Inc.(a)(b)	1,436,613	4,841,386
Altera Corp.	737,934	25,078,687
Analog Devices Inc.	57,845	2,266,946
Atmel Corp.(a)	85,474	449,593
Avago Technologies Ltd.	524,723	18,294,467
Broadcom Corp. Class A(a)	781,532	27,025,377
Cypress Semiconductor Corp.(a)	204,405	2,191,222
Freescale Semiconductor Ltd.(a)(b)	108,309	1,030,019
Intel Corp.	8,561,865	194,183,098
Lam Research Corp.(a)	133,013	4,227,818
Linear Technology Corp.	526,305	16,762,814
LSI Corp.(a)	1,300,585	8,987,042
Maxim Integrated Products Inc.	333,837	8,886,741
Microchip Technology Inc.(b)	442,571	14,489,775
QUALCOMM Inc.	3,926,292	245,353,987
Rovi Corp.(a)	51,773	751,226
Silicon Laboratories Inc.(a)(b)	89,384	3,285,756
Skyworks Solutions Inc.(a)(b)	386,158	9,099,813
Teradyne Inc.(a)(b)	51,585	733,539
Texas Instruments Inc.	1,759,482	48,473,729
Xilinx Inc.	604,801	20,206,401

		656,619,436

SOFTWARE – 7.09%
Adobe Systems Inc.(a)	649,830	21,093,482
Akamai Technologies Inc.(a)	382,067	14,617,883
ANSYS Inc.(a)(b)	212,954	15,630,824
Ariba Inc.(a)	224,203	10,044,294
Autodesk Inc.(a)(b)	528,269	17,628,336
BMC Software Inc.(a)	370,348	15,365,738
Broadridge Financial Solutions Inc.	285,562	6,662,161
CA Inc.	46,210	1,190,601
Cerner Corp.(a)(b)	331,497	25,661,183
Citrix Systems Inc.(a)	426,302	32,641,944
Compuware Corp.(a)	25,828	255,955
Concur Technologies Inc.(a)(b)	104,172	7,680,602
Dun & Bradstreet Corp. (The)	69,652	5,545,692
Fiserv Inc.(a)	259,105	19,181,543
Informatica Corp.(a)(b)	247,490	8,615,127
Intuit Inc.	671,920	39,562,650
Microsoft Corp.	17,238,202	513,353,656
MSCI Inc. Class A(a)(b)	277,871	9,945,003
NetSuite Inc.(a)(b)	71,728	4,576,246
Nuance Communications Inc.(a)(b)	552,420	13,749,734
Oracle Corp.	8,750,985	275,568,518
Red Hat Inc.(a)	441,107	25,116,633
Salesforce.com Inc.(a)(b)	317,554	48,487,320
ServiceNow Inc.(a)	25,526	987,346
SolarWinds Inc.(a)(b)	140,839	7,850,366
Solera Holdings Inc.	158,848	6,968,662
VeriFone Systems Inc.(a)(b)	246,071	6,853,077
VMware Inc. Class A(a)(b)	202,194	19,560,248

		1,174,394,824

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
TELECOMMUNICATIONS – 2.71%
Acme Packet Inc.(a)(b)	132,964	$2,273,685
Crown Castle International Corp.(a)	670,653	42,988,857
EchoStar Corp. Class A(a)	23,776	681,420
Harris Corp.	77,244	3,956,438
IPG Photonics Corp.(a)(b)	72,827	4,172,987
Level 3 Communications Inc.(a)(b)	190,936	4,385,800
Motorola Solutions Inc.	668,394	33,787,317
NeuStar Inc. Class A(a)(b)	151,736	6,073,992
Palo Alto Networks Inc.(a)	12,500	769,625
SBA Communications Corp. Class A(a)(b)	277,264	17,439,906
tw telecom inc.(a)(b)	344,075	8,970,035
Verizon Communications Inc.	6,506,781	296,514,010
Virgin Media Inc.(b)	636,223	18,730,405
Windstream Corp.	798,965	8,077,536

		448,822,013

TEXTILES – 0.03%
Cintas Corp.	112,837	4,677,094

		4,677,094

TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.(b)	238,121	9,089,078
Mattel Inc.	602,735	21,385,038

		30,474,116

TRANSPORTATION – 2.20%
C.H. Robinson Worldwide Inc.	373,243	21,853,378
Con-way Inc.	69,904	1,913,273
CSX Corp.	1,609,246	33,391,855
Expeditors International of Washington Inc.	438,878	15,957,604
FedEx Corp.	45,416	3,843,102
Golar LNG Ltd.	99,404	3,836,000
J.B. Hunt Transport Services Inc.	205,233	10,680,325
Kansas City Southern Industries Inc.	196,048	14,856,517
Kirby Corp.(a)(b)	94,646	5,232,031
Landstar System Inc.	107,199	5,068,369
Matson Inc.	6,734	140,808
Union Pacific Corp.	1,090,882	129,487,693
United Parcel Service Inc. Class B	1,659,520	118,771,846

		365,032,801

WATER – 0.01%
Aqua America Inc.	39,102	968,165

		968,165

TOTAL COMMON STOCKS
(Cost: $13,878,950,744)		16,548,422,836

Security	Shares	Value
RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	2,972	$40,241

		40,241

TOTAL RIGHTS
(Cost: $20,074)		40,241

SHORT-TERM INVESTMENTS – 4.62%

MONEY MARKET FUNDS – 4.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	703,512,982	703,512,982
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	49,541,315	49,541,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	12,648,355	12,648,355

		765,702,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $765,702,652)		765,702,652

TOTAL INVESTMENTS IN SECURITIES – 104.45%
(Cost: $14,644,673,470)		17,314,165,729

Other Assets, Less Liabilities – (4.45)%		(738,113,560)

NET ASSETS – 100.00%		$16,576,052,169

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	29,680	$177,486
Interpublic Group of Companies Inc. (The)	730,670	8,125,050
Lamar Advertising Co. Class A(a)	18,441	683,424

		8,985,960

AEROSPACE & DEFENSE – 1.06%
Alliant Techsystems Inc.	58,284	2,920,611
Boeing Co. (The)	127,409	8,870,214
Exelis Inc.	328,490	3,396,587
General Dynamics Corp.	556,655	36,806,029
L-3 Communications Holdings Inc.	170,859	12,252,299
Lockheed Martin Corp.	49,855	4,655,460
Northrop Grumman Corp.	440,644	29,271,981
Raytheon Co.	584,056	33,384,641
Spirit AeroSystems Holdings Inc. Class A(a)	159,876	3,550,846
Triumph Group Inc.	57,628	3,603,479

		138,712,147

AGRICULTURE – 0.87%
Altria Group Inc.	798,553	26,663,685
Archer-Daniels-Midland Co.	1,153,795	31,360,148
Bunge Ltd.(b)	255,591	17,137,376
Philip Morris International Inc.	242,012	21,766,559
Reynolds American Inc.	382,849	16,592,676

		113,520,444

AIRLINES – 0.12%
Copa Holdings SA Class A	10,863	882,836
Delta Air Lines Inc.(a)	537,950	4,927,622
Southwest Airlines Co.	1,085,387	9,518,844

		15,329,302

APPAREL – 0.01%
Deckers Outdoor Corp.(a)(b)	25,532	935,493

		935,493

AUTO MANUFACTURERS – 0.93%
Ford Motor Co.	6,574,288	64,822,480
General Motors Co.(a)(b)	1,341,603	30,521,468
Navistar International Corp.(a)(b)	107,651	2,270,360
Oshkosh Corp.(a)	161,830	4,438,997
PACCAR Inc.	483,607	19,356,370

		121,409,675

AUTO PARTS & EQUIPMENT – 0.39%
Johnson Controls Inc.	1,191,804	32,655,430
Lear Corp.	173,939	6,573,155
TRW Automotive Holdings Corp.(a)	176,631	7,720,541
Visteon Corp.(a)	85,649	3,807,954
WABCO Holdings Inc.(a)	8,126	468,626

		51,225,706

Security	Shares	Value
BANKS – 12.55%
Associated Banc-Corp	307,686	$4,052,225
Bank of America Corp.	18,887,603	166,777,534
Bank of Hawaii Corp.	79,817	3,641,252
Bank of New York Mellon Corp. (The)	2,090,020	47,276,252
BB&T Corp.	1,224,182	40,593,875
BOK Financial Corp.	45,936	2,714,818
Capital One Financial Corp.	1,016,997	57,978,999
CapitalSource Inc.	406,911	3,084,385
CIT Group Inc.(a)	352,310	13,877,491
Citigroup Inc.	5,139,008	168,148,342
City National Corp.	82,658	4,257,714
Comerica Inc.	345,034	10,713,306
Commerce Bancshares Inc.	131,646	5,309,283
Cullen/Frost Bankers Inc.	93,443	5,366,431
East West Bancorp Inc.	253,546	5,354,891
Fifth Third Bancorp	1,611,852	24,999,824
First Citizens BancShares Inc. Class A	8,794	1,432,543
First Horizon National Corp.	443,109	4,267,140
First Republic Bank	179,008	6,168,616
Fulton Financial Corp.	353,822	3,488,685
Goldman Sachs Group Inc. (The)	862,041	97,996,821
Huntington Bancshares Inc.	1,516,679	10,465,085
J.P. Morgan Chase & Co.	6,671,864	270,077,055
KeyCorp	1,671,917	14,612,555
M&T Bank Corp.	221,693	21,096,306
Morgan Stanley	2,699,751	45,193,832
Northern Trust Corp.	377,627	17,527,557
PNC Financial Services Group Inc. (The)(c)	926,651	58,471,678
Popular Inc.(a)	176,346	3,073,711
Regions Financial Corp.	2,474,047	17,837,879
Signature Bank(a)(b)	70,678	4,741,080
State Street Corp.	856,106	35,922,208
SunTrust Banks Inc.	942,857	26,654,567
SVB Financial Group(a)(b)	77,529	4,687,403
Synovus Financial Corp.	1,305,270	3,093,490
TCF Financial Corp.	282,614	3,374,411
U.S. Bancorp	3,319,706	113,865,916
Valley National Bancorp(b)	346,896	3,475,898
Wells Fargo & Co.	8,587,176	296,515,187
Zions Bancorp	323,008	6,671,730

		1,634,857,975

BEVERAGES – 0.40%
Beam Inc.	276,629	15,917,233
Brown-Forman Corp. Class B NVS	33,312	2,173,608
Coca-Cola Enterprises Inc.	487,961	15,258,541
Constellation Brands Inc. Class A(a)	258,975	8,377,841
Green Mountain Coffee Roasters Inc.(a)(b)	37,196	883,405
Molson Coors Brewing Co. Class B NVS	224,643	10,120,167

		52,730,795

BIOTECHNOLOGY – 0.15%
Bio-Rad Laboratories Inc. Class A(a)(b)	35,194	3,755,904
Charles River Laboratories International Inc.(a)(b)	31,522	1,248,271
Life Technologies Corp.(a)	283,849	13,874,539

		18,878,714

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
BUILDING MATERIALS – 0.13%
Fortune Brands Home & Security Inc.(a)(b)	233,797	$6,314,857
Martin Marietta Materials Inc.	39,316	3,258,117
Owens Corning(a)(b)	213,347	7,138,591

		16,711,565
CHEMICALS – 1.62%
Air Products and Chemicals Inc.	370,453	30,636,463
Albemarle Corp.	68,247	3,595,252
Ashland Inc.	137,622	9,853,735
Cabot Corp.	111,208	4,066,877
CF Industries Holdings Inc.	89,457	19,880,924
Cytec Industries Inc.	81,475	5,338,242
Dow Chemical Co. (The)	2,094,815	60,665,842
Eastman Chemical Co.	48,142	2,744,575
Huntsman Corp.	335,555	5,009,836
Intrepid Potash Inc.(a)(b)	49,473	1,062,680
Kronos Worldwide Inc.	35,853	535,644
LyondellBasell Industries NV Class A	521,689	26,950,454
Mosaic Co. (The)	519,576	29,932,773
Rockwood Holdings Inc.	84,190	3,923,254
RPM International Inc.	140,917	4,021,771
W.R. Grace & Co.(a)	11,048	652,716
Westlake Chemical Corp.	27,644	2,019,671

		210,890,709
COAL – 0.22%
Alpha Natural Resources Inc.(a)(b)	386,550	2,539,633
CONSOL Energy Inc.	399,279	11,998,334
Peabody Energy Corp.	477,869	10,651,700
Walter Energy Inc.	109,612	3,558,006

		28,747,673
COMMERCIAL SERVICES – 0.46%
Aaron’s Inc.	31,801	884,386
Booz Allen Hamilton Holding Corp.	42,850	593,473
CoreLogic Inc.(a)(b)	187,450	4,973,048
Corrections Corp. of America	177,018	5,921,252
DeVry Inc.	114,927	2,615,739
Equifax Inc.	21,104	983,024
Genpact Ltd.(b)	42,089	702,045
H&R Block Inc.	179,665	3,113,594
Hertz Global Holdings Inc.(a)(b)	189,219	2,597,977
Iron Mountain Inc.	18,084	616,845
KAR Auction Services Inc.(a)(b)	51,014	1,007,016
Manpower Inc.	140,646	5,175,773
Paychex Inc.	38,651	1,286,692
Quanta Services Inc.(a)	366,620	9,055,514
R.R. Donnelley & Sons Co.(b)	316,216	3,351,890
SAIC Inc.	321,696	3,873,220
Service Corp. International	380,681	5,123,966
Total System Services Inc.	40,280	954,636
Towers Watson & Co. Class A	106,615	5,655,926
Verisk Analytics Inc. Class A(a)	36,084	1,717,959

		60,203,975
COMPUTERS – 1.15%
Brocade Communications Systems Inc.(a)	804,439	4,758,257
Computer Sciences Corp.	272,167	8,766,499

Security	Shares	Value
Dell Inc.	2,583,150	$25,469,859
Diebold Inc.	101,817	3,432,251
DST Systems Inc.	49,114	2,777,888
Hewlett-Packard Co.	3,465,124	59,115,015
Lexmark International Inc. Class A	123,446	2,746,674
NetApp Inc.(a)	209,538	6,889,609
SanDisk Corp.(a)	426,813	18,536,489
Synopsys Inc.(a)	236,846	7,820,655
Western Digital Corp.	244,925	9,485,945

		149,799,141
COSMETICS & PERSONAL CARE – 2.45%
Avon Products Inc.	173,529	2,767,788
Colgate-Palmolive Co.	69,447	7,446,107
Procter & Gamble Co. (The)	4,451,964	308,788,223

		319,002,118
DISTRIBUTION & WHOLESALE – 0.12%
Arrow Electronics Inc.(a)(b)	195,711	6,597,418
Ingram Micro Inc. Class A(a)	266,987	4,066,212
MRC Global Inc.(a)	15,447	379,842
WESCO International Inc.(a)(b)	76,458	4,373,397

		15,416,869
DIVERSIFIED FINANCIAL SERVICES – 2.15%
Affiliated Managers Group Inc.(a)	22,831	2,808,213
Air Lease Corp.(a)	118,329	2,413,912
American Express Co.	626,325	35,612,839
Ameriprise Financial Inc.	382,981	21,711,193
BlackRock Inc.(c)	103,734	18,495,772
CBOE Holdings Inc.	20,777	611,259
Charles Schwab Corp. (The)	1,882,320	24,074,873
CME Group Inc.	582,246	33,362,696
Discover Financial Services	929,198	36,917,036
E*TRADE Financial Corp.(a)(b)	501,336	4,416,770
Federated Investors Inc. Class B(b)	25,398	525,485
Franklin Resources Inc.	187,319	23,427,987
Interactive Brokers Group Inc. Class A	65,290	915,366
Invesco Ltd.	785,139	19,620,624
Janus Capital Group Inc.	327,787	3,094,309
Jefferies Group Inc.	251,220	3,439,202
Legg Mason Inc.	247,680	6,112,742
LPL Financial Holdings Inc.	13,442	383,635
NASDAQ OMX Group Inc. (The)	204,430	4,762,197
NYSE Euronext Inc.	445,594	10,983,892
Raymond James Financial Inc.	198,831	7,287,156
SLM Corp.	855,576	13,449,655
TD Ameritrade Holding Corp.	407,006	6,255,682

		280,682,495
ELECTRIC – 5.97%
AES Corp.(a)	1,125,531	12,347,075
Alliant Energy Corp.	194,642	8,445,516
Ameren Corp.	425,633	13,905,430
American Electric Power Co. Inc.	848,623	37,288,495
Calpine Corp.(a)(b)	709,938	12,281,927
CMS Energy Corp.	459,468	10,820,471
Consolidated Edison Inc.	513,184	30,734,590
Dominion Resources Inc.	1,001,463	53,017,451
DTE Energy Co.	297,967	17,860,142

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Duke Energy Corp.	1,233,440	$79,926,912
Edison International	570,799	26,079,806
Entergy Corp.	310,342	21,506,701
Exelon Corp.	1,493,731	53,146,949
FirstEnergy Corp.	732,758	32,314,628
Great Plains Energy Inc.	239,034	5,320,897
Hawaiian Electric Industries Inc.	169,861	4,469,043
Integrys Energy Group Inc.	137,313	7,167,739
MDU Resources Group Inc.	331,234	7,300,397
National Fuel Gas Co.	127,971	6,915,553
NextEra Energy Inc.	730,848	51,400,540
Northeast Utilities	549,344	21,001,421
NRG Energy Inc.	399,442	8,544,064
NV Energy Inc.	413,977	7,455,726
OGE Energy Corp.	172,946	9,591,585
Pepco Holdings Inc.	400,413	7,567,806
PG&E Corp.	739,942	31,573,325
Pinnacle West Capital Corp.	192,008	10,138,022
PPL Corp.	1,016,225	29,521,336
Public Service Enterprise Group Inc.	886,338	28,522,357
SCANA Corp.(b)	205,115	9,900,901
Southern Co. (The)	1,522,340	70,164,651
TECO Energy Inc.	378,317	6,711,343
Westar Energy Inc.	221,360	6,565,538
Wisconsin Energy Corp.	403,607	15,203,876
Xcel Energy Inc.	853,048	23,637,960

		778,350,173

ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Emerson Electric Co.	204,692	9,880,483
Energizer Holdings Inc.	114,721	8,559,334
General Cable Corp.(a)(b)	82,056	2,410,805
GrafTech International Ltd.(a)(b)	207,063	1,861,496
Hubbell Inc. Class B	17,856	1,441,694
Molex Inc.	241,039	6,334,505

		30,488,317

ELECTRONICS – 0.92%
Avnet Inc.(a)	254,369	7,399,594
AVX Corp.	85,172	816,799
FLIR Systems Inc.	51,420	1,027,115
Garmin Ltd.(b)	177,217	7,397,038
Itron Inc.(a)(b)	69,540	3,000,651
Jabil Circuit Inc.	265,524	4,970,609
PerkinElmer Inc.	201,084	5,925,946
Tech Data Corp.(a)(b)	66,168	2,997,410
Thermo Fisher Scientific Inc.	643,586	37,862,164
Tyco International Ltd.	811,072	45,630,911
Vishay Intertechnology Inc.(a)(b)	231,827	2,278,859

		119,307,096

ENGINEERING & CONSTRUCTION – 0.33%
AECOM Technology Corp.(a)	198,157	4,193,002
Chicago Bridge & Iron Co. NV	65,279	2,486,477
Engility Holdings Inc.(a)(b)	28,494	525,714
Fluor Corp.	75,109	4,227,135
Jacobs Engineering Group Inc.(a)(b)	225,860	9,131,520
KBR Inc.	260,382	7,764,591
McDermott International Inc.(a)(b)	413,438	5,052,212
Shaw Group Inc. (The)(a)	115,565	5,040,945
URS Corp.	132,840	4,690,581

		43,112,177

Security	Shares	Value
ENTERTAINMENT – 0.12%
Dolby Laboratories Inc. Class A(a)(b)	36,900	$1,208,475
DreamWorks Animation SKG Inc. Class A(a)(b)	118,617	2,281,005
International Game Technology	209,456	2,741,779
Madison Square Garden Inc. Class A(a)	100,174	4,034,007
Penn National Gaming Inc.(a)	106,295	4,581,315
Regal Entertainment Group Class A(b)	86,734	1,220,347

		16,066,928

ENVIRONMENTAL CONTROL – 0.38%
Covanta Holding Corp.	177,455	3,045,128
Republic Services Inc.	531,040	14,608,910
Waste Connections Inc.	203,628	6,159,747
Waste Management Inc.	811,002	26,016,944

		49,830,729

FOOD – 1.81%
Campbell Soup Co.	65,516	2,281,267
ConAgra Foods Inc.	727,596	20,074,374
Dean Foods Co.(a)	45,902	750,498
General Mills Inc.	246,357	9,817,326
H.J. Heinz Co.	211,590	11,838,460
Hillshire Brands Co.	30,834	825,735
Hormel Foods Corp.	101,143	2,957,421
Ingredion Inc.	105,380	5,812,761
J.M. Smucker Co. (The)	196,198	16,937,773
Kellogg Co.	23,230	1,200,062
Kraft Foods Inc. Class A	2,945,731	121,805,977
Ralcorp Holdings Inc.(a)(b)	96,860	7,070,780
Safeway Inc.(b)	363,495	5,848,635
Smithfield Foods Inc.(a)(b)	267,738	5,261,052
Sysco Corp.	486,148	15,201,848
Tyson Foods Inc. Class A	509,712	8,165,586

		235,849,555

FOREST PRODUCTS & PAPER – 0.32%
Domtar Corp.	63,312	4,956,697
International Paper Co.	766,162	27,827,004
MeadWestvaco Corp.	302,687	9,262,222

		42,045,923

GAS – 0.65%
AGL Resources Inc.	205,763	8,417,764
Atmos Energy Corp.	157,929	5,652,279
CenterPoint Energy Inc.	748,368	15,940,239
NiSource Inc.	498,330	12,697,448
Questar Corp.	242,194	4,923,804
Sempra Energy	422,213	27,228,516
UGI Corp.	197,088	6,257,544
Vectren Corp.	145,560	4,163,016

		85,280,610

HAND & MACHINE TOOLS – 0.30%
Kennametal Inc.	140,472	5,208,702
Regal Beloit Corp.	68,071	4,797,644

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Snap-on Inc.	81,674	$5,869,910
Stanley Black & Decker Inc.	299,375	22,827,344

		38,703,600

HEALTH CARE – PRODUCTS – 1.83%
Alere Inc.(a)	142,868	2,784,497
Baxter International Inc.	82,105	4,947,647
Becton, Dickinson and Co.	24,229	1,903,430
Boston Scientific Corp.(a)	2,507,272	14,391,741
CareFusion Corp.(a)	389,378	11,054,441
Cooper Companies Inc. (The)	58,284	5,505,507
Covidien PLC	802,000	47,654,840
Henry Schein Inc.(a)(b)	68,102	5,398,445
Hill-Rom Holdings Inc.	108,876	3,163,937
Hologic Inc.(a)(b)	462,512	9,361,243
Hospira Inc.(a)(b)	289,710	9,508,282
Medtronic Inc.	1,706,781	73,596,397
QIAGEN NV(a)(b)	413,009	7,644,797
Sirona Dental Systems Inc.(a)(b)	79,525	4,529,744
St. Jude Medical Inc.	126,112	5,313,099
Stryker Corp.	143,486	7,986,431
Teleflex Inc.	71,832	4,944,915
Zimmer Holdings Inc.	277,676	18,776,451

		238,465,844

HEALTH CARE – SERVICES – 2.09%
Aetna Inc.	608,608	24,100,877
AMERIGROUP Corp.(a)	25,750	2,354,323
Brookdale Senior Living Inc.(a)(b)	170,552	3,960,217
Cigna Corp.	505,101	23,825,614
Community Health Systems Inc.(a)	159,431	4,645,819
Covance Inc.(a)(b)	91,151	4,255,840
Coventry Health Care Inc.	235,337	9,811,200
HCA Holdings Inc.	101,893	3,387,942
Health Management Associates Inc. Class A(a)(b)	449,890	3,774,577
Health Net Inc.(a)	147,737	3,325,560
Humana Inc.	285,838	20,051,536
LifePoint Hospitals Inc.(a)(b)	86,138	3,684,984
MEDNAX Inc.(a)(b)	86,341	6,428,087
Quest Diagnostics Inc.	245,504	15,572,319
Tenet Healthcare Corp.(a)	689,181	4,321,165
UnitedHealth Group Inc.	1,818,180	100,745,354
Universal Health Services Inc. Class B	147,878	6,762,461
WellPoint Inc.	543,715	31,540,907

		272,548,782

HOLDING COMPANIES – DIVERSIFIED – 0.15%
American Capital Ltd.(a)	586,040	6,645,694
Ares Capital Corp.	436,111	7,474,942
Leucadia National Corp.	264,447	6,016,169

		20,136,805

HOME BUILDERS – 0.31%
D.R. Horton Inc.(b)	451,890	9,327,010
Lennar Corp. Class A	283,801	9,867,761
NVR Inc.(a)	927	782,851
PulteGroup Inc.(a)	600,167	9,302,588
Thor Industries Inc.	69,774	2,534,192
Toll Brothers Inc.(a)(b)	252,096	8,377,150

		40,191,552

Security	Shares	Value
HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	123,646	$5,707,499
Whirlpool Corp.	135,566	11,239,777

		16,947,276

HOUSEHOLD PRODUCTS & WARES – 0.30%
Avery Dennison Corp.	182,378	5,803,268
Church & Dwight Co. Inc.	93,319	5,038,293
Clorox Co. (The)	213,672	15,395,067
Jarden Corp.(b)	107,725	5,692,189
Kimberly-Clark Corp.	72,876	6,251,303
Scotts Miracle-Gro Co. (The) Class A	7,676	333,676

		38,513,796

HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	508,518	9,707,609

		9,707,609

INSURANCE – 6.96%
ACE Ltd.	593,480	44,867,088
Aflac Inc.	819,392	39,232,489
Alleghany Corp.(a)	29,676	10,236,439
Allied World Assurance Co. Holdings Ltd.	31,275	2,415,994
Allstate Corp. (The)	859,462	34,043,290
American Financial Group Inc.	149,998	5,684,924
American International Group Inc.(a)	1,129,661	37,041,584
American National Insurance Co.	12,074	867,275
Aon PLC	523,281	27,362,363
Arch Capital Group Ltd.(a)(b)	210,924	8,791,312
Aspen Insurance Holdings Ltd.(b)	125,705	3,832,745
Assurant Inc.	142,542	5,316,817
Assured Guaranty Ltd.	301,276	4,103,379
Axis Capital Holdings Ltd.(b)	191,985	6,704,116
Berkshire Hathaway Inc. Class B(a)	3,121,299	275,298,572
Brown & Brown Inc.	186,832	4,870,710
Chubb Corp. (The)	473,000	36,080,440
Cincinnati Financial Corp.	256,109	9,703,970
CNA Financial Corp.	46,930	1,257,724
Endurance Specialty Holdings Ltd.(b)	68,248	2,627,548
Everest Re Group Ltd.	92,587	9,903,106
Fidelity National Financial Inc. Class A	390,763	8,358,421
Genworth Financial Inc. Class A(a)	848,947	4,439,993
Hanover Insurance Group Inc. (The)	43,030	1,603,298
Hartford Financial Services Group Inc. (The)	773,317	15,033,282
HCC Insurance Holdings Inc.	177,471	6,014,492
Kemper Corp.	85,521	2,626,350
Lincoln National Corp.	500,683	12,111,522
Loews Corp.	546,411	22,544,918
Markel Corp.(a)(b)	16,968	7,779,658
Marsh & McLennan Companies Inc.	199,262	6,760,960
MBIA Inc.(a)(b)	248,102	2,513,273
Mercury General Corp.	43,451	1,679,381
MetLife Inc.	1,490,699	51,369,488
Old Republic International Corp.	453,476	4,217,327
PartnerRe Ltd.(b)	113,179	8,406,936
Principal Financial Group Inc.	526,507	14,184,099
ProAssurance Corp.	53,795	4,865,220
Progressive Corp. (The)	1,070,638	22,205,032
Protective Life Corp.	140,354	3,678,678
Prudential Financial Inc.	818,547	44,618,997

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Reinsurance Group of America Inc.	129,310	$7,483,170
RenaissanceRe Holdings Ltd.(b)	90,774	6,993,229
StanCorp Financial Group Inc.	77,368	2,416,976
Torchmark Corp.	172,713	8,868,813
Travelers Companies Inc. (The)	385,778	26,333,206
Unum Group	501,414	9,637,177
Validus Holdings Ltd.(b)	138,327	4,690,669
W.R. Berkley Corp.	194,593	7,295,292
White Mountains Insurance Group Ltd.(b)	10,453	5,365,943
XL Group PLC	546,714	13,137,537

		907,475,222

INTERNET – 0.68%
AOL Inc.(a)(b)	124,426	4,383,528
Expedia Inc.	57,496	3,325,569
HomeAway Inc.(a)	6,060	142,107
IAC/InterActiveCorp	116,947	6,088,261
Liberty Interactive Corp. Series A(a)	838,483	15,511,935
Liberty Ventures Series A(a)(b)	42,041	2,086,915
Symantec Corp.(a)	1,190,650	21,431,700
VeriSign Inc.(a)	22,179	1,079,896
Yahoo! Inc.(a)	2,135,305	34,111,497

		88,161,408

IRON & STEEL – 0.45%
Allegheny Technologies Inc.	187,933	5,995,063
Carpenter Technology Corp.	71,837	3,758,512
Cliffs Natural Resources Inc.	249,950	9,780,543
Commercial Metals Co.	206,718	2,728,678
Nucor Corp.	555,413	21,250,101
Reliance Steel & Aluminum Co.	131,893	6,904,598
Steel Dynamics Inc.	301,359	3,384,262
United States Steel Corp.(b)	252,565	4,816,415

		58,618,172

LEISURE TIME – 0.27%
Carnival Corp.	728,119	26,532,657
Royal Caribbean Cruises Ltd.	265,706	8,026,978

		34,559,635

LODGING – 0.10%
Choice Hotels International Inc.	42,580	1,362,134
Hyatt Hotels Corp. Class A(a)	79,304	3,184,056
Marriott International Inc. Class A	34,853	1,362,752
MGM Resorts International(a)(b)	697,417	7,497,233

		13,406,175

MACHINERY – 0.28%
AGCO Corp.(a)	171,645	8,149,705
CNH Global NV(a)	49,943	1,936,290
Flowserve Corp.	7,363	940,550
Gardner Denver Inc.	87,834	5,306,052
IDEX Corp.	118,839	4,963,905
Manitowoc Co. Inc. (The)	55,262	737,195
Nordson Corp.	8,221	481,915
Terex Corp.(a)(b)	195,138	4,406,216
Xylem Inc.	289,762	7,287,514
Zebra Technologies Corp. Class A(a)(b)	76,606	2,875,789

		37,085,131

Security	Shares	Value
MANUFACTURING – 4.58%
3M Co.	122,923	$11,360,544
AptarGroup Inc.	77,465	4,005,715
Carlisle Companies Inc.	99,199	5,150,412
Colfax Corp.(a)(b)	60,063	2,202,510
Cooper Industries PLC	86,491	6,492,015
Crane Co.	86,903	3,470,037
Danaher Corp.	670,334	36,968,920
Dover Corp.	321,670	19,136,148
Eaton Corp.	591,642	27,961,001
General Electric Co.	18,570,464	421,735,237
Harsco Corp.	141,340	2,901,710
Illinois Tool Works Inc.	41,852	2,488,938
Ingersoll-Rand PLC	94,278	4,225,540
ITT Corp.	123,601	2,490,560
Leggett & Platt Inc.	245,956	6,161,198
Parker Hannifin Corp.	145,687	12,176,520
Pentair Inc.(b)	173,711	7,731,877
SPX Corp.	61,982	4,054,243
Textron Inc.	461,196	12,069,499
Trinity Industries Inc.	142,385	4,267,278

		597,049,902

MEDIA – 3.25%
Cablevision NY Group Class A	313,817	4,973,999
CBS Corp. Class B NVS	942,579	34,243,895
Comcast Corp. Class A	2,466,040	88,210,251
DISH Network Corp. Class A	78,436	2,400,926
Gannett Co. Inc.	412,057	7,314,012
John Wiley & Sons Inc. Class A	46,726	2,147,060
Liberty Media Corp. Series A(a)	177,762	18,517,468
News Corp. Class A NVS	2,407,991	59,068,019
Nielsen Holdings NV(a)	160,177	4,802,106
Thomson Reuters Corp.	650,271	18,766,821
Time Warner Inc.	1,682,236	76,255,758
Walt Disney Co. (The)	1,979,705	103,498,977
Washington Post Co. (The) Class B	7,433	2,698,402

		422,897,694

METAL FABRICATE & HARDWARE – 0.04%
Timken Co. (The)	139,837	5,196,343

		5,196,343

MINING – 1.14%
Alcoa Inc.	1,868,373	16,535,101
Freeport-McMoRan Copper & Gold Inc.	1,663,279	65,832,583
Molycorp Inc.(a)(b)	99,671	1,146,216
Newmont Mining Corp.	859,666	48,149,893
Southern Copper Corp.	71,794	2,466,842
Tahoe Resources Inc.(a)	110,304	2,245,789
Titanium Metals Corp.	140,547	1,803,218
Vulcan Materials Co.	226,966	10,735,492

		148,915,134

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.(b)	114,154	1,577,608
Xerox Corp.	2,360,728	17,327,744

		18,905,352

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
OIL & GAS – 15.25%
Anadarko Petroleum Corp.	875,460	$61,212,163
Apache Corp.	684,904	59,223,649
Atwood Oceanics Inc.(a)(b)	68,456	3,111,325
Cheniere Energy Inc.(a)	130,188	2,024,423
Chesapeake Energy Corp.	1,160,302	21,894,899
Chevron Corp.	3,457,519	403,008,415
Cimarex Energy Co.	150,440	8,808,262
Cobalt International Energy Inc.(a)	20,407	454,464
ConocoPhillips	2,216,253	126,725,347
Denbury Resources Inc.(a)	685,401	11,076,080
Devon Energy Corp.	708,612	42,871,026
Diamond Offshore Drilling Inc.	120,696	7,943,004
Energen Corp.	126,493	6,629,498
EQT Corp.	230,943	13,625,637
EXCO Resources Inc.	217,530	1,742,415
Exxon Mobil Corp.	8,196,042	749,528,041
Helmerich & Payne Inc.	129,450	6,163,115
Hess Corp.	533,282	28,647,909
HollyFrontier Corp.	362,890	14,976,470
Laredo Petroleum Holdings Inc.(a)	2,700	59,346
Marathon Oil Corp.	1,235,850	36,544,085
Marathon Petroleum Corp.	596,971	32,588,647
Murphy Oil Corp.	340,104	18,260,184
Nabors Industries Ltd.(a)(b)	509,181	7,143,809
Newfield Exploration Co.(a)(b)	236,595	7,410,155
Noble Energy Inc.	242,308	22,464,375
Occidental Petroleum Corp.	1,421,469	122,331,622
Patterson-UTI Energy Inc.	273,970	4,339,685
Phillips 66	1,095,694	50,807,331
Pioneer Natural Resources Co.	35,608	3,717,475
Plains Exploration & Production Co.(a)(b)	226,135	8,473,278
QEP Resources Inc.	313,026	9,910,403
Rowan Companies PLC(a)(b)	217,846	7,356,659
SandRidge Energy Inc.(a)	858,804	5,985,864
SM Energy Co.	18,739	1,013,967
Southwestern Energy Co.(a)	400,608	13,933,146
Sunoco Inc.	24,403	1,142,793
Tesoro Corp.	246,108	10,311,925
Ultra Petroleum Corp.(a)(b)	268,272	5,896,619
Unit Corp.(a)	85,273	3,538,830
Valero Energy Corp.	968,669	30,687,434
Whiting Petroleum Corp.(a)	177,064	8,389,292
WPX Energy Inc.(a)(b)	349,685	5,801,274

		1,987,774,340

OIL & GAS SERVICES – 1.01%
Baker Hughes Inc.	768,296	34,750,028
Cameron International Corp.(a)	100,235	5,620,176
Halliburton Co.	1,101,391	37,105,863
National Oilwell Varco Inc.	576,578	46,189,664
Oil States International Inc.(a)	12,422	987,052
RPC Inc.	13,702	162,917
SEACOR Holdings Inc.(a)	20,442	1,704,045
Superior Energy Services Inc.(a)	276,476	5,673,287

		132,193,032

PACKAGING & CONTAINERS – 0.28%
Bemis Co. Inc.	180,802	5,689,839
Crown Holdings Inc.(a)(b)	198,522	7,295,684
Greif Inc. Class A	54,969	2,428,530

Security	Shares	Value
Owens-Illinois Inc.(a)	75,166	$1,410,114
Packaging Corp. of America	13,266	481,556
Rock-Tenn Co. Class A	109,708	7,918,723
Sealed Air Corp.	340,379	5,262,259
Sonoco Products Co.	176,425	5,467,411

		35,954,116

PHARMACEUTICALS – 7.24%
Abbott Laboratories	143,539	9,841,034
Bristol-Myers Squibb Co.	272,631	9,201,296
Cardinal Health Inc.	279,204	10,880,580
DENTSPLY International Inc.	137,709	5,252,221
Eli Lilly and Co.	1,141,966	54,140,608
Endo Health Solutions Inc.(a)(b)	76,291	2,419,951
Forest Laboratories Inc.(a)	465,348	16,571,042
Johnson & Johnson	3,730,455	257,065,654
Merck & Co. Inc.	5,330,860	240,421,786
Mylan Inc.(a)	54,698	1,334,631
Omnicare Inc.	198,162	6,731,563
Patterson Companies Inc.	11,698	400,540
Pfizer Inc.	13,124,394	326,141,191
VCA Antech Inc.(a)	153,666	3,031,830

		943,433,927

PIPELINES – 0.26%
Spectra Energy Corp.	1,143,676	33,578,327

		33,578,327

REAL ESTATE – 0.13%
Alexander & Baldwin Inc.(a)	68,599	2,025,729
Forest City Enterprises Inc. Class A(a)	252,031	3,994,691
Howard Hughes Corp. (The)(a)	48,103	3,417,718
Jones Lang LaSalle Inc.	76,731	5,858,412
St. Joe Co. (The)(a)(b)	100,852	1,966,614

		17,263,164

REAL ESTATE INVESTMENT TRUSTS – 4.14%
Alexandria Real Estate Equities Inc.	108,878	8,004,711
American Campus Communities Inc.(b)	145,099	6,366,944
American Capital Agency Corp.	598,399	20,698,621
Annaly Capital Management Inc.(b)	1,704,564	28,704,858
Apartment Investment and Management Co. Class A	72,279	1,878,531
AvalonBay Communities Inc.(b)	167,038	22,715,498
BioMed Realty Trust Inc.(b)	270,515	5,064,041
Boston Properties Inc.(b)	218,099	24,123,930
Brandywine Realty Trust(b)	249,785	3,044,879
BRE Properties Inc. Class A(b)	96,348	4,517,758
Camden Property Trust	34,811	2,244,961
CBL & Associates Properties Inc.	260,732	5,564,021
Chimera Investment Corp.	1,801,616	4,882,379
CommonWealth REIT	147,446	2,146,814
Corporate Office Properties Trust	125,825	3,016,025
DDR Corp.(b)	417,659	6,415,242
Douglas Emmett Inc.(b)	244,913	5,650,143
Duke Realty Corp.(b)	467,279	6,869,001
Equity Lifestyle Properties, Inc.	12,562	855,723
Equity Residential	485,079	27,906,595
Extra Space Storage Inc.	67,665	2,249,861
Federal Realty Investment Trust	24,130	2,540,889
General Growth Properties Inc.	924,888	18,016,818

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Hatteras Financial Corp.	171,630	$4,838,250
HCP Inc.	683,544	30,404,037
Health Care REIT Inc.(b)	453,689	26,200,540
Home Properties Inc.(b)	39,796	2,438,301
Hospitality Properties Trust	216,690	5,152,888
Host Hotels & Resorts Inc.(b)	1,259,768	20,219,276
Kilroy Realty Corp.	121,228	5,428,590
Kimco Realty Corp.(b)	713,844	14,469,618
Liberty Property Trust(b)	181,633	6,582,380
Macerich Co. (The)	232,527	13,307,520
Mack-Cali Realty Corp.(b)	154,484	4,109,274
MFA Financial Inc.	626,273	5,323,321
Mid-America Apartment Communities Inc.	4,023	262,742
National Retail Properties Inc.(b)	187,781	5,727,321
Piedmont Office Realty Trust Inc. Class A	302,952	5,253,188
Post Properties Inc.	55,866	2,679,333
Prologis Inc.	806,617	28,255,794
Rayonier Inc.	44,660	2,188,787
Realty Income Corp.(b)	234,027	9,569,364
Regency Centers Corp.	62,712	3,055,956
Retail Properties of America Inc. Class A	149,314	1,690,235
Senior Housing Properties Trust	309,753	6,746,420
Simon Property Group Inc.	84,514	12,830,070
SL Green Realty Corp.(b)	157,282	12,593,570
Taubman Centers Inc.	69,917	5,364,731
UDR Inc.	433,976	10,771,284
Ventas Inc.	506,401	31,523,462
Vornado Realty Trust	325,238	26,360,540
Weingarten Realty Investors(b)	212,570	5,975,343
Weyerhaeuser Co.	640,112	16,732,528

		539,532,906

RETAIL – 3.42%
Abercrombie & Fitch Co. Class A	148,847	5,048,890
American Eagle Outfitters Inc.	76,892	1,620,883
AutoNation Inc.(a)(b)	28,689	1,252,849
Best Buy Co. Inc.	472,405	8,120,642
CarMax Inc.(a)	327,454	9,266,948
Chico’s FAS Inc.	87,521	1,585,005
CVS Caremark Corp.	1,792,178	86,777,259
Dillard’s Inc. Class A	51,617	3,732,941
DSW Inc. Class A	3,321	221,577
Foot Locker Inc.	211,579	7,511,055
GameStop Corp. Class A(b)	218,927	4,597,467
Guess? Inc.	107,449	2,731,354
J.C. Penney Co. Inc.(b)	279,941	6,799,767
Kohl’s Corp.	396,718	20,319,896
Lowe’s Companies Inc.	1,825,718	55,209,712
Macy’s Inc.	628,276	23,635,743
PVH Corp.	9,528	892,964
Sally Beauty Holdings Inc.(a)	17,182	431,096
Sears Holdings Corp.(a)(b)	63,507	3,524,003
Signet Jewelers Ltd.(b)	149,225	7,276,211
Staples Inc.	1,208,949	13,927,093
Target Corp.	1,093,849	69,426,596
Tiffany & Co.	35,607	2,203,361
Wal-Mart Stores Inc.	624,901	46,117,694
Walgreen Co.	1,511,856	55,092,033
Wendy’s Co. (The)	491,267	2,235,265
Williams-Sonoma Inc.	68,076	2,993,302
World Fuel Services Corp.	85,815	3,055,872

		445,607,478

Security	Shares	Value
SAVINGS & LOANS – 0.30%
BankUnited Inc.	60,094	$1,478,913
Capitol Federal Financial Inc.	286,252	3,423,574
First Niagara Financial Group Inc.	618,787	5,005,987
Hudson City Bancorp Inc.	926,728	7,376,755
New York Community Bancorp Inc.	770,211	10,906,188
People’s United Financial Inc.	488,727	5,933,146
TFS Financial Corp.(a)(b)	140,619	1,275,414
Washington Federal Inc.	187,414	3,126,065

		38,526,042

SEMICONDUCTORS – 1.65%
Analog Devices Inc.	478,162	18,739,169
Applied Materials Inc.	2,245,475	25,070,729
Atmel Corp.(a)(b)	712,466	3,747,571
Avago Technologies Ltd.(b)	25,274	881,178
Broadcom Corp. Class A(a)	367,385	12,704,173
Cree Inc.(a)(b)	203,761	5,202,018
Cypress Semiconductor Corp.(a)	110,231	1,181,676
Fairchild Semiconductor International Inc.(a)(b)	217,554	2,854,309
Freescale Semiconductor Ltd.(a)(b)	4,918	46,770
Intel Corp.	2,265,742	51,387,029
KLA-Tencor Corp.	293,029	13,978,949
Lam Research Corp.(a)	219,269	6,969,465
Marvell Technology Group Ltd.	824,225	7,541,659
Maxim Integrated Products Inc.	256,353	6,824,117
Micron Technology Inc.(a)(b)	1,736,328	10,391,923
NVIDIA Corp.(a)	1,085,709	14,483,358
ON Semiconductor Corp.(a)(b)	796,796	4,916,231
PMC-Sierra Inc.(a)(b)	366,544	2,067,308
Rovi Corp.(a)	154,838	2,246,699
Silicon Laboratories Inc.(a)(b)	4,312	158,509
Skyworks Solutions Inc.(a)	36,294	855,268
Teradyne Inc.(a)(b)	287,788	4,092,345
Texas Instruments Inc.	657,471	18,113,326

		214,453,779

SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)(b)	87,248	3,668,778

		3,668,778

SOFTWARE – 0.54%
Activision Blizzard Inc.	742,963	8,380,623
Adobe Systems Inc.(a)	371,689	12,065,025
Akamai Technologies Inc.(a)	23,887	913,917
Allscripts Healthcare Solutions Inc.(a)	301,318	3,745,383
CA Inc.	586,025	15,098,934
Compuware Corp.(a)	361,933	3,586,756
Dun & Bradstreet Corp. (The)	25,796	2,053,877
Electronic Arts Inc.(a)	557,667	7,076,794
Fidelity National Information Services Inc.	440,094	13,739,735
Fiserv Inc.(a)	41,345	3,060,770
ServiceNow Inc.(a)	5,973	231,036

		69,952,850

TELECOMMUNICATIONS – 5.74%
Amdocs Ltd.(b)	295,939	9,763,028
AT&T Inc.	10,276,102	387,409,045
CenturyLink Inc.	1,088,601	43,979,480

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Cisco Systems Inc.	9,388,679	$179,229,882
Clearwire Corp. Class A(a)(b)	615,573	831,024
Corning Inc.	2,659,055	34,966,573
EchoStar Corp. Class A(a)	50,106	1,436,038
Frontier Communications Corp.(b)	1,751,210	8,580,929
Harris Corp.	140,303	7,186,320
JDS Uniphase Corp.(a)	405,756	5,025,288
Juniper Networks Inc.(a)	927,520	15,869,867
Level 3 Communications Inc.(a)(b)	138,440	3,179,967
MetroPCS Communications Inc.(a)	532,879	6,240,013
NII Holdings Inc.(a)(b)	301,352	2,365,613
Palo Alto Networks Inc.(a)	2,924	180,031
Polycom Inc.(a)	312,915	3,088,471
Sprint Nextel Corp.(a)	5,254,024	29,002,213
Telephone & Data Systems Inc.	166,530	4,264,833
United States Cellular Corp.(a)(b)	25,324	990,928
Windstream Corp.	418,903	4,235,109

		747,824,652

TEXTILES – 0.10%
Cintas Corp.	106,177	4,401,037
Mohawk Industries Inc.(a)(b)	99,960	7,998,799

		12,399,836

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.	19,615	748,705
Mattel Inc.	134,938	4,787,600

		5,536,305

TRANSPORTATION – 0.87%
Con-way Inc.	44,184	1,209,316
CSX Corp.	588,877	12,219,198
Expeditors International of Washington Inc.	35,807	1,301,943
FedEx Corp.	517,791	43,815,474
Kansas City Southern Industries Inc.	42,457	3,217,391
Kirby Corp.(a)(b)	25,129	1,389,131
Matson Inc.	68,599	1,434,405
Norfolk Southern Corp.	570,799	36,319,940
Ryder System Inc.	91,078	3,557,507
Teekay Corp.	63,654	1,986,005
Tidewater Inc.	89,947	4,365,128
UTi Worldwide Inc.	181,702	2,447,526

		113,262,964

TRUCKING & LEASING – 0.03%
GATX Corp.	82,421	3,497,947

		3,497,947

WATER – 0.13%
American Water Works Co. Inc.	309,143	11,456,840
Aqua America Inc.	216,392	5,357,866

		16,814,706

TOTAL COMMON STOCKS (Cost: $12,517,840,190)		13,007,132,845

Security	Shares	Value
RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	13,726	$185,850

		185,850

TOTAL RIGHTS (Cost: $85,434)		185,850

SHORT-TERM INVESTMENTS – 3.07%

MONEY MARKET FUNDS – 3.07%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	366,535,189	366,535,189
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	25,811,372	25,811,372
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%(c)(d)	7,650,961	7,650,961

		399,997,522

TOTAL SHORT-TERM INVESTMENTS (Cost: $399,997,522)		399,997,522

TOTAL INVESTMENTS IN SECURITIES – 102.89% (Cost: $12,917,923,146)		13,407,316,217

Other Assets, Less Liabilities – (2.89)%		(376,638,223)

NET ASSETS – 100.00%		$13,030,677,994

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.09%

ADVERTISING – 0.07%
Harte-Hanks Inc.	680,417	$4,715,290
Marchex Inc. Class B	350,790	1,340,018
MDC Partners Inc.	391,094	4,826,100
Millennial Media Inc.(a)(b)	174,744	2,507,576

		13,388,984

AEROSPACE & DEFENSE – 1.24%
AAR Corp.	615,245	10,102,323
AeroVironment Inc.(a)	264,506	6,207,956
API Technologies Corp.(a)	494,443	1,419,051
Astronics Corp.(a)(b)	160,099	4,931,049
CPI Aerostructures Inc.(a)(b)	100,854	1,093,257
Cubic Corp.	242,126	12,120,828
Curtiss-Wright Corp.	714,608	23,367,682
Esterline Technologies Corp.(a)	467,153	26,225,969
GenCorp Inc.(a)(b)	911,553	8,650,638
HEICO Corp.	802,624	31,053,523
Kaman Corp.	403,191	14,458,429
Kratos Defense & Security Solutions Inc.(a)(b)	615,275	3,593,206
LMI Aerospace Inc.(a)(b)	136,029	2,780,433
M/A-COM Technology Solutions Holdings Inc.(a)(b)	92,857	1,179,284
Moog Inc. Class A(a)	689,541	26,112,918
National Presto Industries Inc.(b)	73,818	5,379,856
Orbital Sciences Corp.(a)	900,607	13,112,838
SIFCO Industries Inc.	38,711	704,540
Teledyne Technologies Inc.(a)	560,060	35,502,203

		227,995,983

AGRICULTURE – 0.37%
Alico Inc.	53,962	1,685,233
Alliance One International Inc.(a)	1,338,120	4,322,128
Andersons Inc. (The)	284,305	10,706,926
Cadiz Inc.(a)(b)	198,621	1,928,610
Griffin Land & Nurseries Inc.	43,114	1,454,235
Limoneira Co.(b)	126,801	2,336,942
Star Scientific Inc.(a)(b)	2,223,828	7,694,445
Tejon Ranch Co.(a)(b)	201,955	6,066,728
Universal Corp.	355,219	18,087,752
Vector Group Ltd.(b)	848,345	14,074,039

		68,357,038

AIRLINES – 0.66%
Alaska Air Group Inc.(a)	1,083,271	37,979,481
Allegiant Travel Co.(a)(b)	228,353	14,468,446
Hawaiian Holdings Inc.(a)(b)	779,742	4,358,758
JetBlue Airways Corp.(a)(b)	3,552,272	17,015,383
Republic Airways Holdings Inc.(a)(b)	742,181	3,436,298
SkyWest Inc.	773,528	7,990,544
Spirit Airlines Inc.(a)	635,187	10,848,994
US Airways Group Inc.(a)(b)	2,472,964	25,867,204

		121,965,108

Security	Shares	Value
APPAREL – 1.26%
Cherokee Inc.	126,846	$1,846,878
Columbia Sportswear Co.	187,406	10,119,924
Crocs Inc.(a)	1,370,168	22,210,423
Delta Apparel Inc.(a)(b)	108,770	1,497,763
G-III Apparel Group Ltd.(a)(b)	253,678	9,107,040
Iconix Brand Group Inc.(a)(b)	1,079,206	19,684,717
Jones Group Inc. (The)(b)	1,254,345	16,143,420
K-Swiss Inc. Class A(a)	408,455	1,401,001
Maidenform Brands Inc.(a)	359,587	7,364,342
Oxford Industries Inc.	214,132	12,087,751
Perry Ellis International Inc.(a)(b)	180,115	3,971,536
Quiksilver Inc.(a)	1,993,603	6,618,762
R.G. Barry Corp.	132,169	1,948,171
SKECHERS U.S.A. Inc. Class A(a)	577,631	11,783,672
Steven Madden Ltd.(a)(b)	597,713	26,132,012
True Religion Apparel Inc.	393,423	8,391,713
Unifi Inc.(a)	215,953	2,768,518
Warnaco Group Inc. (The)(a)	625,520	32,464,488
Weyco Group Inc.	102,163	2,487,669
Wolverine World Wide Inc.	741,795	32,913,444

		230,943,244

AUTO MANUFACTURERS – 0.04%
Wabash National Corp.(a)(b)	1,043,169	7,437,795

		7,437,795

AUTO PARTS & EQUIPMENT – 0.88%
Accuride Corp.(a)(b)	722,724	3,367,894
American Axle & Manufacturing Holdings Inc.(a)(b)	1,017,650	11,468,916
Commercial Vehicle Group Inc.(a)(b)	374,398	2,751,825
Cooper Tire & Rubber Co.	949,749	18,216,186
Dana Holding Corp.(b)	2,250,179	27,677,202
Dorman Products Inc.(a)	373,885	11,781,116
Douglas Dynamics Inc.	338,156	5,001,327
Exide Technologies Inc.(a)(b)	1,200,028	3,720,087
Federal-Mogul Corp. Class A(a)	282,491	2,584,793
Fuel Systems Solutions Inc.(a)(b)	225,092	3,869,331
Gentherm Inc.(a)(b)	452,456	5,628,553
Meritor Inc.(a)	1,473,251	6,246,584
Miller Industries Inc.	167,703	2,691,633
Modine Manufacturing Co.(a)	714,635	5,274,006
Spartan Motors Inc.	520,355	2,601,775
Standard Motor Products Inc.	303,294	5,586,675
Superior Industries International Inc.	349,111	5,966,307
Tenneco Inc.(a)(b)	924,810	25,894,680
Titan International Inc.(b)	643,723	11,368,148
Tower International Inc.(a)(b)	89,163	687,447

		162,384,485

BANKS – 6.56%
1st Source Corp.	224,680	5,003,624
1st United Bancorp Inc.(a)(b)	453,908	2,927,707
Access National Corp.	113,308	1,547,787
Alliance Financial Corp.	73,732	2,964,764
American National Bankshares Inc.	119,542	2,700,454
Ameris Bancorp(a)(b)	364,838	4,593,310
Ames National Corp.(b)	124,851	2,601,895
Arrow Financial Corp.	158,373	3,959,325
BancFirst Corp.	97,384	4,183,617

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Banco Latinoamericano de Comercio Exterior SA Class E	431,347	$9,528,455
Bancorp Inc. (The)(a)	443,549	4,555,248
BancorpSouth Inc.	1,439,298	21,215,253
Bank of Kentucky Financial Corp.	89,764	2,490,053
Bank of Marin Bancorp	82,427	3,503,972
Bank of the Ozarks Inc.	444,591	15,325,052
Banner Corp.	293,537	7,954,853
Bar Harbor Bankshares	59,818	2,137,895
BBCN Bancorp Inc.(a)	1,190,884	15,017,047
Berkshire Bancorp Inc.(a)	65,813	541,641
Boston Private Financial Holdings Inc.	1,193,000	11,440,870
Bridge Bancorp Inc.	131,492	3,065,079
Bridge Capital Holdings(a)	142,559	2,203,962
Bryn Mawr Bank Corp.	175,273	3,933,126
C&F Financial Corp.	48,933	1,925,514
Camden National Corp.	117,910	4,367,386
Capital Bank Financial Corp.(a)	45,894	826,088
Capital City Bank Group Inc.	180,379	1,919,233
Cardinal Financial Corp.	446,008	6,377,914
Cascade Bancorp(a)(b)	96,063	507,213
Cass Information Systems Inc.	141,783	5,950,633
Cathay General Bancorp	1,199,954	20,711,206
Center Bancorp Inc.	179,900	2,144,408
CenterState Banks Inc.	461,410	4,115,777
Central Pacific Financial Corp.(a)(b)	330,201	4,721,874
Century Bancorp Inc. Class A	52,079	1,662,362
Chemical Financial Corp.	419,418	10,149,916
Citizens & Northern Corp.	187,622	3,679,267
Citizens Republic Bancorp Inc.(a)(b)	611,203	11,826,778
City Holding Co.	223,749	8,019,164
CNB Financial Corp.	190,622	3,337,791
CoBiz Financial Inc.	535,435	3,748,045
Columbia Banking System Inc.	605,846	11,232,385
Community Bank System Inc.	601,083	16,944,530
Community Trust Bancorp Inc.	212,941	7,566,858
Crescent Financial Bancshares Inc.(a)(b)	42,636	193,994
CVB Financial Corp.	1,342,263	16,026,620
Eagle Bancorp Inc.(a)(b)	256,843	4,294,415
Enterprise Bancorp Inc.	89,682	1,531,769
Enterprise Financial Services Corp.	272,584	3,707,142
F.N.B. Corp.	2,126,381	23,836,731
Farmers National Banc Corp.	287,343	1,856,236
Fidelity Southern Corp.	146,338	1,384,357
Financial Institutions Inc.	211,700	3,946,088
First Bancorp (North Carolina)	233,161	2,688,346
First BanCorp (Puerto Rico)(a)	1,073,717	4,745,829
First Bancorp Inc. (Maine)	135,700	2,381,535
First Busey Corp.	1,130,829	5,518,446
First California Financial Group Inc.(a)	343,191	2,388,609
First Commonwealth Financial Corp.	1,605,843	11,321,193
First Community Bancshares Inc.	269,873	4,118,262
First Connecticut Bancorp Inc.	272,204	3,677,476
First Financial Bancorp	893,025	15,101,053
First Financial Bankshares Inc.(b)	479,616	17,280,564
First Financial Corp.	170,782	5,352,308
First Interstate BancSystem Inc.	247,848	3,707,806
First Merchants Corp.	436,901	6,557,884
First Midwest Bancorp Inc.	1,143,337	14,348,879
First of Long Island Corp. (The)	118,134	3,639,709
FirstMerit Corp.	1,670,234	24,602,547
FNB United Corp.(a)(b)	153,155	1,819,481
Franklin Financial Corp.(a)	218,765	3,732,131
German American Bancorp Inc.	193,554	4,668,522
Glacier Bancorp Inc.	1,095,965	17,075,135
Great Southern Bancorp Inc.(b)	155,657	4,811,358

Security	Shares	Value
Guaranty Bancorp(a)(b)	1,164,485	$2,352,260
Hancock Holding Co.	1,162,621	35,983,120
Hanmi Financial Corp.(a)	482,437	6,180,018
Heartland Financial USA Inc.	221,546	6,041,559
Heritage Commerce Corp.(a)	319,519	2,217,462
Heritage Financial Corp.	234,178	3,519,695
Heritage Oaks Bancorp(a)	307,507	1,771,240
Home Bancshares Inc.	336,129	11,458,638
Horizon Bancorp	66,136	1,890,167
Hudson Valley Holding Corp.	237,841	4,055,189
IBERIABANK Corp.	450,002	20,610,092
Independent Bank Corp. (Massachusetts)	330,047	9,931,114
International Bancshares Corp.	813,325	15,493,841
Lakeland Bancorp Inc.	449,447	4,651,776
Lakeland Financial Corp.	249,508	6,886,421
MainSource Financial Group Inc.	309,707	3,976,638
MB Financial Inc.	832,576	16,443,376
Mercantile Bank Corp.(a)(b)	131,698	2,257,304
Merchants Bancshares Inc.	78,253	2,312,376
Metro Bancorp Inc.(a)	215,914	2,735,630
MetroCorp Bancshares Inc.(a)	241,713	2,559,741
Middleburg Financial Corp.	82,380	1,463,069
MidSouth Bancorp Inc.	127,748	2,068,240
MidWestOne Financial Group Inc.	104,115	2,242,637
National Bankshares Inc.(b)	106,321	3,529,857
National Penn Bancshares Inc.	1,880,129	17,127,975
NBT Bancorp Inc.	507,581	11,202,313
Northrim BanCorp Inc.	98,597	1,985,744
Old National Bancorp	1,542,975	20,999,890
OmniAmerican Bancorp Inc.(a)	171,610	3,900,695
Oriental Financial Group Inc.	622,191	6,545,449
Pacific Capital Bancorp(a)	64,485	2,959,862
Pacific Continental Corp.	275,974	2,464,448
Pacific Mercantile Bancorp(a)	163,243	1,067,609
PacWest Bancorp	462,750	10,814,467
Park National Corp.(b)	173,192	12,126,904
Park Sterling Corp.(a)(b)	501,935	2,479,559
Peapack-Gladstone Financial Corp.	135,791	2,218,825
Penns Woods Bancorp Inc.	58,719	2,603,013
Peoples Bancorp Inc.	163,604	3,744,896
Pinnacle Financial Partners Inc.(a)	528,010	10,201,153
Preferred Bank(a)	179,693	2,548,047
PrivateBancorp Inc.	919,192	14,697,880
Prosperity Bancshares Inc.	723,082	30,817,755
Renasant Corp.	383,934	7,527,026
Republic Bancorp Inc. Class A	152,895	3,356,045
S&T Bancorp Inc.	441,193	7,769,409
S.Y. Bancorp Inc.	185,471	4,388,244
Sandy Spring Bancorp Inc.	369,452	7,111,951
SCBT Financial Corp.	229,899	9,260,332
Seacoast Banking Corp. of Florida(a)	1,133,755	1,802,670
Sierra Bancorp	185,991	2,280,250
Simmons First National Corp. Class A	262,184	6,385,491
Southside Bancshares Inc.	265,105	5,781,940
Southwest Bancorp Inc.(a)	296,043	3,212,067
State Bank Financial Corp.	484,258	7,985,414
Stellar One Corp.	353,113	4,646,967
Sterling Bancorp	473,781	4,699,908
Sterling Financial Corp.	408,837	9,104,800
Suffolk Bancorp(a)	148,939	2,183,446
Sun Bancorp Inc. (New Jersey)(a)(b)	614,677	2,071,461
Susquehanna Bancshares Inc.	2,862,955	29,946,509
Taylor Capital Group Inc.(a)	249,105	4,264,678
Texas Capital Bancshares Inc.(a)(b)	611,460	30,395,677
Tompkins Financial Corp.	168,604	6,831,834

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
TowneBank(b)	401,713	$6,158,260
TriCo Bancshares	244,563	4,042,626
TrustCo Bank Corp. NY	1,430,126	8,180,321
Trustmark Corp.(b)	986,995	24,023,458
UMB Financial Corp.	491,841	23,942,820
Umpqua Holdings Corp.	1,705,997	21,990,301
Union First Market Bankshares Corp.	310,630	4,833,403
United Bankshares Inc.	464,207	11,563,396
United Community Banks Inc.(a)	617,371	5,179,743
Univest Corp. of Pennsylvania	256,786	4,622,148
Virginia Commerce Bancorp Inc.(a)	409,634	3,584,297
Walker & Dunlop Inc.(a)(b)	174,273	2,678,576
Washington Banking Co.	236,688	3,353,869
Washington Trust Bancorp Inc.	219,868	5,775,932
Webster Financial Corp.	1,099,667	26,062,108
WesBanco Inc.	356,853	7,390,426
West Bancorporation Inc.	237,511	2,862,008
West Coast Bancorp(a)(b)	247,604	5,576,042
Westamerica Bancorp	423,915	19,945,201
Western Alliance Bancorp(a)	1,067,641	10,889,938
Wilshire Bancorp Inc.(a)	946,113	5,960,512
Wintrust Financial Corp.	553,465	20,793,680

		1,204,996,884

BEVERAGES – 0.22%
Boston Beer Co. Inc. (The) Class A(a)(b)	118,876	13,310,546
Central European Distribution Corp.(a)(b)	1,012,043	2,884,323
Coca-Cola Bottling Co. Consolidated	71,100	4,841,910
Craft Brew Alliance Inc.(a)(b)	161,462	1,267,477
Farmer Bros. Co.(a)	101,283	963,201
National Beverage Corp.(a)	173,163	2,625,151
Peet’s Coffee & Tea Inc.(a)	202,307	14,837,195

		40,729,803

BIOTECHNOLOGY – 2.45%
Acorda Therapeutics Inc.(a)(b)	611,944	15,671,886
Aegerion Pharmaceuticals Inc.(a)(b)	378,990	5,616,632
Affymax Inc.(a)(b)	551,106	11,606,292
Agenus Inc.(a)	373,682	1,722,674
Alnylam Pharmaceuticals Inc.(a)(b)	707,522	13,294,338
AMAG Pharmaceuticals Inc.(a)(b)	326,219	5,787,125
Arena Pharmaceuticals Inc.(a)(b)	3,304,621	27,494,447
ArQule Inc.(a)	901,708	4,607,728
Astex Pharmaceuticals Inc.(a)(b)	1,422,716	4,367,738
BioCryst Pharmaceuticals Inc.(a)(b)	751,666	3,187,064
Biotime Inc.(a)(b)	466,407	1,958,909
Cambrex Corp.(a)	453,895	5,324,188
Celldex Therapeutics Inc.(a)	897,310	5,653,053
Ceres Inc.(a)(b)	92,742	526,775
Coronado Biosciences Inc.(a)	268,614	1,396,793
Cubist Pharmaceuticals Inc.(a)(b)	965,294	46,025,218
Curis Inc.(a)(b)	1,206,378	4,994,405
Dendreon Corp.(a)(b)	1,978,034	9,553,904
Discovery Laboratories Inc.(a)	663,986	2,177,874
Dynavax Technologies Corp.(a)(b)	2,659,242	12,657,992
Emergent BioSolutions Inc.(a)	395,456	5,619,430
Enzon Pharmaceuticals Inc.(a)(b)	645,177	4,490,432
Exact Sciences Corp.(a)(b)	971,974	10,701,434
Exelixis Inc.(a)(b)	2,798,295	13,487,782
Geron Corp.(a)(b)	2,026,953	3,445,820
GTx Inc.(a)	405,020	1,854,992
Halozyme Therapeutics Inc.(a)(b)	1,370,162	10,358,425
Harvard Bioscience Inc.(a)	382,719	1,618,901

Security	Shares	Value
ImmunoGen Inc.(a)(b)	1,269,588	$18,535,985
Immunomedics Inc.(a)(b)	1,010,612	3,547,248
InterMune Inc.(a)(b)	998,628	8,957,693
Lexicon Pharmaceuticals Inc.(a)(b)	3,031,389	7,032,823
Ligand Pharmaceuticals Inc. Class B(a)(b)	266,856	4,576,580
Maxygen Inc.	426,436	1,125,791
Medicines Co. (The)(a)	840,080	21,682,465
Merrimack Pharmaceuticals Inc.(a)(b)	232,793	2,183,598
Momenta Pharmaceuticals Inc.(a)(b)	717,462	10,453,421
NewLink Genetics Corp.(a)(b)	193,645	3,142,858
Novavax Inc.(a)(b)	1,772,252	3,828,064
NPS Pharmaceuticals Inc.(a)(b)	1,315,247	12,166,035
Omeros Corp.(a)(b)	392,245	3,687,103
OncoGenex Pharmaceutical Inc.(a)(b)	223,304	3,164,218
Oncothyreon Inc.(a)(b)	875,248	4,498,775
Pacific Biosciences of California Inc.(a)	568,018	1,039,473
PDL BioPharma Inc.(b)	2,129,903	16,378,954
Repligen Corp.(a)	471,610	2,810,796
RTI Biologics Inc.(a)	856,829	3,572,977
Sangamo BioSciences Inc.(a)(b)	805,594	4,898,012
Seattle Genetics Inc.(a)(b)	1,448,471	39,036,293
Sequenom Inc.(a)(b)	1,748,544	6,172,360
Spectrum Pharmaceuticals Inc.(a)(b)	906,297	10,603,675
Sunesis Pharmaceuticals Inc.(a)(b)	412,022	2,327,924
Transcept Pharmaceuticals Inc.(a)(b)	193,208	1,025,935
Trius Therapeutics Inc.(a)(b)	379,948	2,215,097
Verastem Inc.(a)(b)	97,875	919,046
Vical Inc.(a)(b)	1,164,335	5,029,927
XOMA Corp.(a)(b)	1,040,980	3,841,216
ZIOPHARM Oncology Inc.(a)(b)	1,017,085	5,543,113

		449,199,706

BUILDING MATERIALS – 1.15%
AAON Inc.(b)	284,674	5,605,231
American DG Energy Inc.(a)(b)	412,314	1,067,893
Apogee Enterprises Inc.	431,748	8,470,896
Builders FirstSource Inc.(a)(b)	690,326	3,582,792
Comfort Systems USA Inc.	567,489	6,202,655
Drew Industries Inc.(a)	293,952	8,880,290
Eagle Materials Inc.	690,090	31,923,564
Gibraltar Industries Inc.(a)	467,445	5,992,645
Griffon Corp.(b)	696,158	7,170,427
Headwaters Inc.(a)(b)	935,984	6,158,775
Louisiana-Pacific Corp.(a)(b)	2,095,854	26,198,175
LSI Industries Inc.	296,050	1,995,377
NCI Building Systems Inc.(a)	277,974	2,788,079
Nortek Inc.(a)	118,377	6,478,773
Patrick Industries Inc.(a)(b)	60,969	943,191
PGT Inc.(a)(b)	299,658	982,878
Quanex Building Products Corp.	559,723	10,545,181
Simpson Manufacturing Co. Inc.	608,094	17,403,650
Texas Industries Inc.(b)	343,353	13,957,300
Trex Co. Inc.(a)	227,793	7,772,297
Universal Forest Products Inc.	299,960	12,460,338
USG Corp.(a)(b)	1,129,286	24,787,828

		211,368,235

CHEMICALS – 1.78%
A. Schulman Inc.	451,565	10,756,278
Aceto Corp.	410,839	3,882,429
American Vanguard Corp.	425,100	14,793,480
Balchem Corp.	446,959	16,416,804
Chemtura Corp.(a)	1,504,022	25,899,259

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Codexis Inc.(a)(b)	404,359	$1,225,208
Ferro Corp.(a)(b)	1,321,569	4,532,982
Georgia Gulf Corp.	522,817	18,936,432
H.B. Fuller Co.	760,973	23,346,652
Hawkins Inc.	139,979	5,816,127
Innophos Holdings Inc.	331,532	16,075,987
Innospec Inc.(a)	351,142	11,910,737
KMG Chemicals Inc.	119,278	2,206,643
Kraton Performance Polymers Inc.(a)(b)	492,263	12,848,064
Landec Corp.(a)	387,396	4,435,684
Minerals Technologies Inc.	270,089	19,157,413
Oil-Dri Corp. of America	77,940	1,803,532
Olin Corp.	1,220,710	26,526,028
OM Group Inc.(a)	494,232	9,163,061
OMNOVA Solutions Inc.(a)	705,238	5,338,652
PolyOne Corp.	1,363,562	22,594,222
Quaker Chemical Corp.	197,761	9,229,506
Sensient Technologies Corp.	760,900	27,970,684
Spartech Corp.(a)	470,032	2,514,671
Stepan Co.	127,834	12,287,404
TPC Group Inc.(a)	197,563	8,062,546
Zep Inc.	338,846	5,123,351
Zoltek Companies Inc.(a)(b)	421,963	3,244,895

		326,098,731

COAL – 0.31%
Arch Coal Inc.	3,234,973	20,477,379
Cloud Peak Energy Inc.(a)	929,959	16,832,258
Hallador Energy Co.(b)	100,538	837,481
SunCoke Energy Inc.(a)	1,066,142	17,186,209
Westmoreland Coal Co.(a)(b)	168,160	1,669,829

		57,003,156

COMMERCIAL SERVICES – 6.48%
ABM Industries Inc.	817,984	15,484,437
Acacia Research Corp.(a)	757,383	20,759,868
Accretive Health Inc.(a)(b)	859,604	9,593,181
Advisory Board Co. (The)(a)(b)	522,767	25,003,946
American Public Education Inc.(a)(b)	275,531	10,037,594
American Reprographics Co.(a)	555,553	2,372,211
AMN Healthcare Services Inc.(a)	623,926	6,276,696
Arbitron Inc.	402,828	15,267,181
Ascent Media Corp. Class A(a)	217,143	11,727,893
AVEO Pharmaceuticals Inc.(a)(b)	594,047	6,184,029
Avis Budget Group Inc.(a)(b)	1,618,089	24,886,209
Barrett Business Services Inc.	106,702	2,891,624
Bridgepoint Education Inc.(a)	264,589	2,685,578
Brink’s Co. (The)	720,143	18,500,474
Capella Education Co.(a)	205,602	7,208,406
Cardtronics Inc.(a)	672,434	20,025,085
Career Education Corp.(a)	790,896	2,981,678
Carriage Services Inc.	242,527	2,345,236
CBIZ Inc.(a)(b)	572,872	3,448,689
CDI Corp.	209,558	3,568,773
Cenveo Inc.(a)(b)	828,267	1,896,731
Chemed Corp.	293,098	20,308,760
Collectors Universe Inc.	82,131	1,152,298
Consolidated Graphics Inc.(a)	120,287	3,138,288
Convergys Corp.	1,778,027	27,861,683
Corinthian Colleges Inc.(a)(b)	1,200,654	2,857,557
Corporate Executive Board Co. (The)	509,735	27,337,088
CorVel Corp.(a)	93,501	4,184,170
CoStar Group Inc.(a)(b)	430,024	35,064,157

Security	Shares	Value
CRA International Inc.(a)	157,425	$2,720,304
Cross Country Healthcare Inc.(a)	410,325	1,936,734
Deluxe Corp.	777,021	23,745,762
Dollar Thrifty Automotive Group Inc.(a)(b)	427,244	37,140,321
Education Management Corp.(a)(b)	407,718	1,268,003
Electro Rent Corp.	286,821	5,073,863
Ennis Inc.	400,223	6,567,659
Euronet Worldwide Inc.(a)(b)	774,653	14,555,730
ExamWorks Group Inc.(a)(b)	446,151	6,656,573
ExlService Holdings Inc.(a)(b)	356,522	10,517,399
Forrester Research Inc.	215,455	6,198,640
Franklin Covey Co.(a)	212,800	2,553,600
FTI Consulting Inc.(a)(b)	640,957	17,100,733
GEO Group Inc. (The)	936,380	25,909,635
Global Cash Access Inc.(a)	846,240	6,812,232
Grand Canyon Education Inc.(a)(b)	609,814	14,348,923
Great Lakes Dredge & Dock Corp.	902,543	6,949,581
Green Dot Corp. Class A(a)(b)	366,037	4,476,633
H&E Equipment Services Inc.	439,163	5,322,656
Hackett Group Inc. (The)(a)	375,654	1,570,234
Healthcare Services Group Inc.	1,023,668	23,411,287
Heartland Payment Systems Inc.	590,558	18,708,877
Heidrick & Struggles International Inc.	274,419	3,496,098
Hill International Inc.(a)	341,171	1,487,506
HMS Holdings Corp.(a)(b)	1,310,235	43,801,156
Hudson Global Inc.(a)(b)	511,775	2,282,517
Huron Consulting Group Inc.(a)	350,240	12,195,357
ICF International Inc.(a)	303,955	6,109,495
Insperity Inc.	346,569	8,743,936
Intersections Inc.	135,833	1,431,680
K12 Inc.(a)(b)	407,563	8,232,773
Kelly Services Inc. Class A	409,283	5,156,966
Kenexa Corp.(a)	417,514	19,134,667
Kforce Inc.(a)	436,361	5,144,696
Korn/Ferry International(a)	729,997	11,190,854
Landauer Inc.	144,458	8,627,032
Lincoln Educational Services Corp.	350,968	1,474,066
Live Nation Entertainment Inc.(a)	2,133,752	18,371,605
Mac-Gray Corp.	183,179	2,456,430
Matthews International Corp. Class A(b)	428,257	12,770,624
MAXIMUS Inc.	517,302	30,893,275
McGrath RentCorp	378,055	9,863,455
Medifast Inc.(a)	211,954	5,542,597
MoneyGram International Inc.(a)	327,377	4,891,012
Monro Muffler Brake Inc.	471,595	16,595,428
Monster Worldwide Inc.(a)(b)	1,843,682	13,514,189
Multi-Color Corp.	206,322	4,778,418
National American University Holdings Inc.	158,606	793,030
National Research Corp.	38,662	1,943,539
Navigant Consulting Inc.(a)(b)	791,529	8,746,395
Odyssey Marine Exploration Inc.(a)(b)	1,122,074	3,545,754
On Assignment Inc.(a)	655,533	13,058,217
PAREXEL International Corp.(a)	912,608	28,071,822
PDI Inc.(a)	153,557	1,223,849
Pendrell Corp.(a)(b)	2,375,381	2,684,181
Performant Financial Corp.(a)	133,622	1,433,764
PHH Corp.(a)(b)	865,050	17,603,767
Premier Exhibitions Inc.(a)(b)	394,326	934,553
PRGX Global Inc.(a)(b)	320,220	2,741,083
Providence Service Corp. (The)(a)	199,674	2,593,765
Quad Graphics Inc.(b)	385,795	6,543,083
Rent-A-Center Inc.	905,358	31,759,959
Resources Connection Inc.	650,210	8,524,253
RPX Corp.(a)	322,833	3,618,958
ServiceSource International Inc.(a)(b)	757,605	7,773,027

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Sotheby’s	1,032,275	$32,516,662
Standard Parking Corp.(a)(b)	239,437	5,370,572
Steiner Leisure Ltd.(a)(b)	233,287	10,859,510
Stewart Enterprises Inc. Class A	1,142,744	9,593,336
Strayer Education Inc.(b)	180,528	11,616,977
Swisher Hygiene Inc.(a)(b)	1,720,538	2,374,342
Team Health Holdings Inc.(a)	432,910	11,744,848
Team Inc.(a)(b)	303,840	9,677,304
TeleTech Holdings Inc.(a)	351,521	5,993,433
TMS International Corp.(a)(b)	194,861	1,929,124
TNS Inc.(a)	370,736	5,542,503
Tree.com Inc.(a)(b)	92,426	1,448,315
TrueBlue Inc.(a)	616,597	9,692,905
Universal Technical Institute Inc.	328,773	4,504,190
Valassis Communications Inc.(a)(b)	607,140	14,990,287
Viad Corp.	309,619	6,458,652
VistaPrint NV(a)(b)	521,777	17,818,685
Westway Group Inc.(a)	185,930	1,150,907
Wright Express Corp.(a)	592,381	41,300,803
Zillow Inc. Class A(a)(b)	53,175	2,242,922
Zipcar Inc.(a)(b)	410,253	3,191,768

		1,190,391,775

COMPUTERS – 1.85%
3D Systems Corp.(a)(b)	712,237	23,396,985
Acorn Energy Inc.(b)	273,431	2,439,005
Agilysys Inc.(a)	225,127	1,936,092
CACI International Inc. Class A(a)(b)	346,800	17,960,772
Carbonite Inc.(a)(b)	172,579	1,209,779
CIBER Inc.(a)	1,112,817	3,861,475
Computer Task Group Inc.(a)(b)	234,230	3,789,841
Cray Inc.(a)(b)	565,763	7,185,190
Datalink Corp.(a)	233,222	1,931,078
Digimarc Corp.	108,671	2,417,930
Echelon Corp.(a)(b)	580,872	2,230,548
Electronics For Imaging Inc.(a)	708,808	11,773,301
iGATE Corp.(a)	491,073	8,922,796
Imation Corp.(a)(b)	472,108	2,639,084
Immersion Corp.(a)(b)	426,483	2,332,862
Insight Enterprises Inc.(a)(b)	677,827	11,848,416
j2 Global Inc.	705,133	23,142,465
KEY Tronic Corp.(a)(b)	159,992	1,587,121
Keyw Holding Corp. (The)(a)(b)	285,902	3,573,775
LivePerson Inc.(a)	838,713	15,189,092
Manhattan Associates Inc.(a)(b)	309,213	17,708,629
Mattersight Corp.(a)	155,360	919,731
Maxwell Technologies Inc.(a)(b)	445,019	3,613,554
Mentor Graphics Corp.(a)	1,417,619	21,944,742
Mercury Computer Systems Inc.(a)	472,437	5,017,281
MTS Systems Corp.	245,513	13,147,221
NetScout Systems Inc.(a)	558,247	14,240,881
OCZ Technology Group Inc.(a)(b)	1,028,374	3,568,458
Quantum Corp.(a)(b)	3,577,185	5,759,268
RadiSys Corp.(a)	350,347	1,261,249
RealD Inc.(a)(b)	671,625	6,004,327
Silicon Graphics International Corp.(a)(b)	488,126	4,441,947
Spansion Inc. Class A(a)	737,967	8,796,567
STEC Inc.(a)	539,367	3,640,727
Stratasys Inc.(a)(b)	321,473	17,488,131
Super Micro Computer Inc.(a)(b)	444,620	5,348,779
Sykes Enterprises Inc.(a)	592,029	7,956,870
Synaptics Inc.(a)	514,346	12,354,591
Syntel Inc.	235,870	14,720,647
Unisys Corp.(a)(b)	668,895	13,926,394

Security	Shares	Value
Virtusa Corp.(a)	284,670	$5,058,586
Vocera Communications Inc.(a)(b)	107,910	3,335,498

		339,621,685

COSMETICS & PERSONAL CARE – 0.14%
Elizabeth Arden Inc.(a)(b)	383,818	18,131,562
Inter Parfums Inc.	250,522	4,584,553
Revlon Inc. Class A(a)	173,229	2,674,656

		25,390,771

DISTRIBUTION & WHOLESALE – 1.05%
Beacon Roofing Supply Inc.(a)(b)	713,822	20,343,927
BlueLinx Holdings Inc.(a)	370,154	866,160
Brightpoint Inc.(a)	1,057,582	9,497,086
Core-Mark Holding Co. Inc.	174,698	8,404,721
Houston Wire & Cable Co.	273,426	2,942,064
MWI Veterinary Supply Inc.(a)	193,895	20,684,719
Owens & Minor Inc.	968,200	28,929,816
Pool Corp.	723,952	30,101,924
Rentrak Corp.(a)(b)	141,712	2,399,184
ScanSource Inc.(a)	421,329	13,490,954
Titan Machinery Inc.(a)(b)	258,228	5,236,864
United Stationers Inc.	618,084	16,082,546
Watsco Inc.	448,161	33,966,122

		192,946,087

DIVERSIFIED FINANCIAL SERVICES – 2.40%
Aircastle Ltd.	896,715	10,159,781
Artio Global Investors Inc. Class A	476,134	1,418,879
Asset Acceptance Capital Corp.(a)	242,537	1,809,326
Asta Funding Inc.	150,514	1,413,326
BGC Partners Inc. Class A	1,503,028	7,364,837
Calamos Asset Management Inc. Class A	294,957	3,433,299
California First National Bancorp	35,555	655,634
CIFC Corp.(a)	100,546	735,997
Cohen & Steers Inc.(b)	281,694	8,343,776
Cowen Group Inc. Class A(a)	1,336,831	3,609,444
Credit Acceptance Corp.(a)(b)	119,662	10,232,298
DFC Global Corp.(a)(b)	671,584	11,517,666
Diamond Hill Investment Group Inc.	40,744	3,124,250
Doral Financial Corp.(a)	1,971,991	1,855,052
Duff & Phelps Corp. Class A	475,918	6,477,244
Ellie Mae Inc.(a)	382,644	10,419,396
Encore Capital Group Inc.(a)	334,386	9,449,748
Epoch Holding Corp.	243,157	5,616,927
Evercore Partners Inc. Class A	436,409	11,783,043
FBR & Co.(a)(b)	563,539	1,741,336
Federal Agricultural Mortgage Corp. Class C NVS	152,610	3,928,181
Financial Engines Inc.(a)(b)	707,298	16,854,911
First Marblehead Corp. (The)(a)(b)	902,223	947,334
FXCM Inc.	357,974	3,418,652
GAIN Capital Holdings Inc.	227,723	1,122,674
GAMCO Investors Inc. Class A	98,442	4,897,490
GFI Group Inc.	1,050,949	3,342,018
Greenhill & Co. Inc.	443,690	22,960,958
Higher One Holdings Inc.(a)(b)	491,306	6,622,805
Horizon Technology Finance Corp.	118,674	1,917,772
INTL FCStone Inc.(a)(b)	211,067	4,022,937
Investment Technology Group Inc.(a)	592,287	5,152,897
JMP Group Inc.	246,803	1,354,948
KBW Inc.	529,825	8,726,218
Knight Capital Group Inc. Class A(a)(b)	2,771,178	7,426,757

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,553,756	$2,050,958
Manning & Napier Inc.	208,247	2,538,531
MarketAxess Holdings Inc.	557,422	17,614,535
Marlin Business Services Corp.	124,328	2,636,997
Medley Capital Corp.	352,279	4,956,566
MicroFinancial Inc.	130,294	1,192,190
National Financial Partners Corp.(a)(b)	617,608	10,437,575
Nationstar Mortgage Holdings Inc.(a)(b)	293,060	9,723,731
Nelnet Inc. Class A	365,338	8,673,124
Netspend Holdings Inc.(a)(b)	474,339	4,662,752
NewStar Financial Inc.(a)(b)	396,034	4,748,448
Nicholas Financial Inc.	153,339	1,979,607
Ocwen Financial Corp.(a)	1,638,058	44,899,170
Oppenheimer Holdings Inc. Class A	155,714	2,483,638
Piper Jaffray Companies Inc.(a)	232,419	5,915,064
Portfolio Recovery Associates Inc.(a)(b)	260,693	27,224,170
Pzena Investment Management Inc. Class A	153,023	797,250
Regional Management Corp.(a)(b)	74,165	1,279,346
SeaCube Container Leasing Ltd.	168,059	3,151,106
Solar Senior Capital Ltd.	145,235	2,601,159
Stifel Financial Corp.(a)	818,405	27,498,408
SWS Group Inc.(a)	448,129	2,738,068
Teton Advisors Inc. Class B(b)	1,397	18,161
Virtus Investment Partners Inc.(a)	92,533	7,957,838
WageWorks Inc.(a)	99,901	1,743,272
Walter Investment Management Corp.(a)	436,979	16,172,593
Westwood Holdings Group Inc.	101,497	3,959,398
WisdomTree Investments Inc.(a)(b)	894,232	5,991,354
World Acceptance Corp.(a)(b)	158,918	10,719,019

		440,221,839

ELECTRIC – 2.36%
ALLETE Inc.	581,198	24,259,204
Ameresco Inc. Class A(a)(b)	307,942	3,636,795
Atlantic Power Corp.	1,730,527	25,888,684
Avista Corp.	893,624	23,001,882
Black Hills Corp.	670,832	23,861,494
CH Energy Group Inc.	227,108	14,809,713
Cleco Corp.	928,639	38,984,265
El Paso Electric Co.	608,876	20,854,003
Empire District Electric Co. (The)	641,791	13,830,596
EnerNOC Inc.(a)	378,604	4,914,280
Genie Energy Ltd. Class B	231,859	1,662,429
GenOn Energy Inc.(a)	11,778,307	29,799,117
IDACORP Inc.	763,223	33,024,659
MGE Energy Inc.	351,989	18,651,897
NorthWestern Corp.	554,672	20,095,767
Ormat Technologies Inc.	271,171	5,084,456
Otter Tail Corp.	550,473	13,134,286
Pike Electric Corp.(a)(b)	263,288	2,093,140
PNM Resources Inc.	1,213,587	25,521,735
Portland General Electric Co.	1,150,288	31,103,787
UIL Holdings Corp.	771,522	27,666,779
Unitil Corp.	210,520	5,730,354
UNS Energy Corp.	613,233	25,669,933

		433,279,255

ELECTRICAL COMPONENTS & EQUIPMENT – 1.01%
A123 Systems Inc.(a)(b)	1,561,981	390,495
Acuity Brands Inc.	645,369	40,845,404
Advanced Energy Industries Inc.(a)	608,342	7,494,773
American Superconductor Corp.(a)(b)	600,066	2,490,274
Belden Inc.	693,222	25,566,027

Security	Shares	Value
Capstone Turbine Corp.(a)(b)	4,559,493	$4,559,493
Coleman Cable Inc.	134,931	1,300,735
Encore Wire Corp.	252,364	7,384,171
EnerSys Inc.(a)	730,725	25,787,285
Generac Holdings Inc.	378,270	8,658,600
Graham Corp.	152,811	2,761,295
Insteel Industries Inc.	271,642	3,186,361
Littelfuse Inc.	330,060	18,661,592
Powell Industries Inc.(a)	136,464	5,277,063
Power-One Inc.(a)	1,025,934	5,745,230
SunPower Corp.(a)(b)	607,595	2,740,254
Universal Display Corp.(a)(b)	605,655	20,822,419
Vicor Corp.	302,728	2,019,196

		185,690,667

ELECTRONICS – 2.22%
American Science and Engineering Inc.	128,610	8,438,102
Analogic Corp.	186,344	14,566,510
Badger Meter Inc.	220,284	8,016,135
Bel Fuse Inc. Class B	162,784	3,040,805
Benchmark Electronics Inc.(a)	880,108	13,439,249
Brady Corp. Class A	747,791	21,895,320
Checkpoint Systems Inc.(a)	617,120	5,109,754
Coherent Inc.(a)	360,516	16,533,264
CTS Corp.	521,807	5,254,596
Cymer Inc.(a)(b)	471,312	24,065,191
Daktronics Inc.	551,450	5,244,290
Electro Scientific Industries Inc.	350,350	4,281,277
ESCO Technologies Inc.	408,222	15,859,425
FARO Technologies Inc.(a)(b)	258,642	10,687,087
FEI Co.	578,041	30,925,194
Fluidigm Corp.(a)(b)	370,666	6,301,322
GSI Group Inc.(a)(b)	445,173	3,966,491
II-VI Inc.(a)(b)	802,346	15,260,621
InvenSense Inc.(a)(b)	555,613	6,639,575
Kemet Corp.(a)	685,831	3,017,656
Measurement Specialties Inc.(a)	230,433	7,599,680
Mesa Laboratories Inc.	39,660	1,918,751
Methode Electronics Inc.	567,144	5,506,968
Multi-Fineline Electronix Inc.(a)	133,003	2,999,218
Newport Corp.(a)	583,676	6,455,457
NVE Corp.(a)(b)	73,883	4,373,135
OSI Systems Inc.(a)(b)	302,570	23,552,049
Park Electrochemical Corp.	317,399	7,881,017
Plexus Corp.(a)	532,881	16,140,965
Rofin-Sinar Technologies Inc.(a)	435,766	8,597,663
Rogers Corp.(a)	248,039	10,506,932
Sanmina-SCI Corp.(a)	1,244,301	10,564,115
Stoneridge Inc.(a)	430,081	2,137,503
Sypris Solutions Inc.	162,366	1,159,293
Taser International Inc.(a)(b)	850,186	5,126,622
TTM Technologies Inc.(a)	811,260	7,650,182
Viasystems Group Inc.(a)(b)	58,682	1,015,199
Vishay Precision Group Inc.(a)(b)	188,963	2,641,703
Watts Water Technologies Inc. Class A	428,175	16,197,860
Woodward Inc.	1,053,525	35,798,780
Zagg Inc.(a)(b)	388,772	3,316,225
Zygo Corp.(a)	249,311	4,559,898

		408,241,079

ENERGY – ALTERNATE SOURCES – 0.21%
Amyris Inc.(a)(b)	462,903	1,592,386
Clean Energy Fuels Corp.(a)(b)	1,005,826	13,246,728

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Enphase Energy Inc.(a)	122,165	$505,763
FuelCell Energy Inc.(a)(b)	2,292,701	2,017,577
FutureFuel Corp.	294,889	3,571,106
Gevo Inc.(a)(b)	461,908	983,864
Green Plains Renewable Energy Inc.(a)(b)	381,466	2,235,391
KiOR Inc. Class A(a)(b)	403,518	3,752,717
Renewable Energy Group Inc.(a)(b)	112,595	748,757
REX American Resources Corp.(a)	86,225	1,552,912
Saratoga Resources Inc.(a)(b)	308,943	1,693,008
Solazyme Inc.(a)(b)	499,954	5,739,472

		37,639,681

ENGINEERING & CONSTRUCTION – 0.71%
Aegion Corp.(a)(b)	599,542	11,487,225
Argan Inc.	150,438	2,625,143
Dycom Industries Inc.(a)	513,835	7,388,947
EMCOR Group Inc.	1,017,134	29,029,004
Exponent Inc.(a)	205,019	11,704,535
Granite Construction Inc.	588,576	16,903,903
Layne Christensen Co.(a)(b)	303,129	5,944,360
MasTec Inc.(a)(b)	836,129	16,471,741
Michael Baker Corp.(a)	132,194	3,154,149
Mistras Group Inc.(a)(b)	238,343	5,529,558
MYR Group Inc.(a)(b)	313,000	6,244,350
Orion Marine Group Inc.(a)	416,585	3,095,226
Sterling Construction Co. Inc.(a)	250,852	2,503,503
Tutor Perini Corp.(a)	545,384	6,239,193
VSE Corp.	63,219	1,548,233

		129,869,070

ENTERTAINMENT – 1.03%
Bluegreen Corp.(a)	219,683	1,379,609
Carmike Cinemas Inc.(a)	270,971	3,048,424
Churchill Downs Inc.	198,666	12,460,332
International Speedway Corp. Class A	424,035	12,029,873
Isle of Capri Casinos Inc.(a)	321,002	2,230,964
Lions Gate Entertainment Corp.(a)(b)	1,292,602	19,738,033
Marriott Vacations Worldwide Corp.(a)(b)	405,943	14,622,067
Multimedia Games Holding Co. Inc.(a)	418,081	6,576,414
National CineMedia Inc.	853,362	13,969,536
Pinnacle Entertainment Inc.(a)	954,632	11,694,242
Reading International Inc. Class A(a)	255,905	1,509,839
Scientific Games Corp. Class A(a)	863,649	7,142,377
Shuffle Master Inc.(a)(b)	839,095	13,266,092
Six Flags Entertainment Corp.	604,435	35,540,778
Speedway Motorsports Inc.	176,020	2,710,708
Vail Resorts Inc.	548,757	31,635,841

		189,555,129

ENVIRONMENTAL CONTROL – 0.69%
ADA-ES Inc.(a)(b)	137,366	3,243,211
Calgon Carbon Corp.(a)	868,517	12,428,478
Casella Waste Systems Inc. Class A(a)	399,668	1,710,579
CECO Environmental Corp.	110,046	1,075,150
Darling International Inc.(a)	1,792,222	32,779,741
Energy Recovery Inc.(a)(b)	663,627	1,964,336
EnergySolutions Inc.(a)	1,220,377	3,331,629
GSE Holding Inc.(a)(b)	124,178	974,797
Heckmann Corp.(a)(b)	2,042,506	8,578,525
Heritage-Crystal Clean Inc.(a)(b)	117,729	2,336,921
Met-Pro Corp.	225,703	2,020,042
Metalico Inc.(a)(b)	619,544	1,586,033

Security	Shares	Value
Mine Safety Appliances Co.	421,445	$15,707,255
Rentech Inc.(a)	2,364,333	5,816,259
Tetra Tech Inc.(a)	966,788	25,387,853
TRC Companies Inc.(a)(b)	236,585	1,779,119
US Ecology Inc.	280,107	6,044,709

		126,764,637

FOOD – 1.99%
Annie’s Inc.(a)(b)	76,080	3,411,427
Arden Group Inc. Class A	17,375	1,685,723
B&G Foods Inc. Class A	737,600	22,356,656
Cal-Maine Foods Inc.(b)	220,442	9,906,664
Calavo Growers Inc.	181,399	4,534,975
Chefs’ Warehouse Inc. (The)(a)(b)	167,990	2,751,676
Chiquita Brands International Inc.(a)(b)	704,424	5,381,799
Diamond Foods Inc.(b)	338,415	6,368,970
Dole Food Co. Inc.(a)(b)	548,880	7,700,786
Fresh Del Monte Produce Inc.	580,431	14,859,034
Hain Celestial Group Inc.(a)(b)	561,852	35,396,676
Harris Teeter Supermarkets Inc.	668,636	25,969,822
Ingles Markets Inc. Class A	193,547	3,164,493
Inventure Foods Inc.(a)(b)	200,573	1,141,260
J&J Snack Foods Corp.	225,192	12,910,257
John B. Sanfilippo & Son Inc.(a)	121,890	1,587,008
Lancaster Colony Corp.	280,859	20,572,922
Lifeway Foods Inc.	71,720	681,340
Nash-Finch Co.	186,410	3,806,492
Pilgrim’s Pride Corp.(a)(b)	922,891	4,715,973
Post Holdings Inc.(a)(b)	421,819	12,679,879
Sanderson Farms Inc.	349,018	15,485,929
Seaboard Corp.(a)	4,667	10,548,027
Seneca Foods Corp. Class A(a)	139,110	4,153,825
Smart Balance Inc.(a)(b)	897,477	10,841,522
Snyders-Lance Inc.	670,693	16,767,325
Spartan Stores Inc.	331,281	5,071,912
SUPERVALU Inc.(b)	3,238,154	7,803,951
Tootsie Roll Industries Inc.(b)	360,284	9,720,462
TreeHouse Foods Inc.(a)	548,203	28,780,658
United Natural Foods Inc.(a)	744,352	43,507,374
Village Super Market Inc. Class A	128,509	4,723,991
Weis Markets Inc.	167,841	7,104,710

		366,093,518

FOREST PRODUCTS & PAPER – 0.71%
Boise Inc.	1,534,194	13,439,540
Buckeye Technologies Inc.	599,367	19,215,706
Clearwater Paper Corp.(a)	356,772	14,738,251
Deltic Timber Corp.	166,456	10,862,919
KapStone Paper and Packaging Corp.(a)	616,624	13,806,211
Neenah Paper Inc.	241,695	6,922,145
Orchids Paper Products Co.	88,081	1,588,981
P.H. Glatfelter Co.	650,641	11,587,916
Resolute Forest Products Inc.(a)(b)	1,236,451	16,073,863
Schweitzer-Mauduit International Inc.	474,492	15,653,491
Wausau Paper Corp.	674,233	6,243,398

		130,132,421

GAS – 1.06%
Chesapeake Utilities Corp.	146,332	6,930,284
Delta Natural Gas Co. Inc.	104,162	2,016,576
Laclede Group Inc. (The)	343,236	14,759,148
New Jersey Resources Corp.	633,122	28,946,338

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Northwest Natural Gas Co.	408,242	$20,101,836
Piedmont Natural Gas Co.	1,092,297	35,477,807
South Jersey Industries Inc.	463,313	24,523,157
Southwest Gas Corp.	702,586	31,054,301
WGL Holdings Inc.	785,098	31,600,194

		195,409,641

HAND & MACHINE TOOLS – 0.13%
Franklin Electric Co. Inc.	357,238	21,609,326
Hardinge Inc.	178,915	1,833,879

		23,443,205

HEALTH CARE – PRODUCTS – 3.45%
Abaxis Inc.(a)(b)	331,648	11,912,796
ABIOMED Inc.(a)(b)	510,086	10,706,705
Accuray Inc.(a)(b)	1,088,350	7,705,518
Affymetrix Inc.(a)	1,081,370	4,682,332
Alphatec Holdings Inc.(a)	830,907	1,370,997
AngioDynamics Inc.(a)	375,648	4,582,906
ArthroCare Corp.(a)	421,820	13,666,968
AtriCure Inc.(a)(b)	224,099	1,667,297
Atrion Corp.	24,271	5,376,027
BG Medicine Inc.(a)	164,601	605,732
Cantel Medical Corp.	323,861	8,770,156
Cardiovascular Systems Inc.(a)(b)	257,937	2,981,752
Cepheid Inc.(a)(b)	1,000,295	34,520,180
Cerus Corp.(a)	835,352	2,840,197
Chindex International Inc.(a)(b)	172,522	1,782,152
Conceptus Inc.(a)(b)	479,084	9,730,196
CONMED Corp.	431,820	12,306,870
CryoLife Inc.	423,782	2,847,815
Cyberonics Inc.(a)(b)	419,205	21,974,726
Cynosure Inc. Class A(a)(b)	146,541	3,865,752
DexCom Inc.(a)(b)	1,046,670	15,731,450
Endologix Inc.(a)(b)	844,445	11,670,230
EnteroMedics Inc.(a)(b)	416,649	1,520,769
Exactech Inc.(a)	132,039	2,354,255
Female Health Co. (The)(b)	295,101	2,109,972
Genomic Health Inc.(a)(b)	243,378	8,442,783
Globus Medical Inc.(a)	148,213	2,672,280
Greatbatch Inc.(a)	360,982	8,782,692
Haemonetics Corp.(a)	386,282	30,979,816
Hanger Inc.(a)	519,495	14,821,192
Hansen Medical Inc.(a)(b)	839,304	1,636,643
HeartWare International Inc.(a)(b)	215,419	20,354,941
ICU Medical Inc.(a)(b)	190,271	11,507,590
ImmunoCellular Therapeutics Ltd.(a)(b)	608,493	1,709,865
Insulet Corp.(a)(b)	729,492	15,742,437
Integra LifeSciences Holdings Corp.(a)(b)	298,025	12,248,828
Invacare Corp.	485,531	6,865,408
IRIS International Inc.(a)(b)	244,766	4,777,832
Luminex Corp.(a)(b)	636,631	12,376,107
MAKO Surgical Corp.(a)(b)	551,654	9,604,296
Masimo Corp.(a)	760,353	18,385,336
Merge Healthcare Inc.(a)(b)	902,491	3,456,541
Meridian Bioscience Inc.	629,691	12,077,473
Merit Medical Systems Inc.(a)	642,033	9,585,553
Natus Medical Inc.(a)	449,569	5,875,867
Navidea Biopharmaceuticals Inc.(a)(b)	1,473,830	4,053,033
NuVasive Inc.(a)	657,186	15,056,131
NxStage Medical Inc.(a)(b)	751,791	9,931,159
OraSure Technologies Inc.(a)	824,120	9,164,214
Orthofix International NV(a)	285,903	12,794,159

Security	Shares	Value
Palomar Medical Technologies Inc.(a)	299,894	$2,830,999
PhotoMedex Inc.(a)(b)	200,654	2,821,195
PSS World Medical Inc.(a)	768,398	17,504,106
Quidel Corp.(a)(b)	431,200	8,162,616
Rochester Medical Corp.(a)(b)	162,335	1,917,176
Rockwell Medical Technologies Inc.(a)(b)	318,520	2,602,308
Solta Medical Inc.(a)(b)	1,044,062	3,278,355
Spectranetics Corp.(a)(b)	523,592	7,722,982
Staar Surgical Co.(a)(b)	554,612	4,192,867
Steris Corp.	880,966	31,247,864
SurModics Inc.(a)	197,015	3,983,643
Symmetry Medical Inc.(a)	561,623	5,554,452
Tornier NV(a)(b)	230,499	4,367,956
Unilife Corp.(a)(b)	1,222,143	3,813,086
Utah Medical Products Inc.	49,945	1,697,631
Vascular Solutions Inc.(a)(b)	247,691	3,668,304
Volcano Corp.(a)(b)	812,013	23,199,211
West Pharmaceutical Services Inc.	516,166	27,392,930
Wright Medical Group Inc.(a)(b)	599,404	13,252,822
Young Innovations Inc.	83,330	3,258,203
Zeltiq Aesthetics Inc.(a)(b)	259,204	1,461,911

		634,116,543

HEALTH CARE – SERVICES – 1.77%
Acadia Healthcare Co. Inc.(a)(b)	351,708	8,388,236
Air Methods Corp.(a)(b)	195,413	23,326,450
Almost Family Inc.(a)	126,348	2,688,685
Amedisys Inc.(a)	460,356	6,357,516
AmSurg Corp.(a)	483,002	13,707,597
Assisted Living Concepts Inc. Class A	296,372	2,261,318
Bio-Reference Laboratories Inc.(a)(b)	375,079	10,719,758
Capital Senior Living Corp.(a)(b)	430,273	6,226,050
Centene Corp.(a)(b)	784,049	29,331,273
Emeritus Corp.(a)(b)	469,321	9,827,582
Ensign Group Inc. (The)	265,309	8,119,782
Five Star Quality Care Inc.(a)	519,782	2,656,086
Gentiva Health Services Inc.(a)	462,270	5,232,896
HealthSouth Corp.(a)	1,456,665	35,047,360
Healthways Inc.(a)	511,637	5,991,269
IPC The Hospitalist Co. Inc.(a)(b)	252,011	11,516,903
Kindred Healthcare Inc.(a)	807,930	9,194,243
LHC Group Inc.(a)	244,794	4,521,345
Magellan Health Services Inc.(a)	416,380	21,489,372
Metropolitan Health Networks Inc.(a)	674,045	6,295,580
Molina Healthcare Inc.(a)	457,137	11,496,996
National Healthcare Corp.	161,259	7,698,505
Select Medical Holdings Corp.(a)	535,703	6,015,945
Skilled Healthcare Group Inc. Class A(a)(b)	294,948	1,896,516
Sun Healthcare Group Inc.(a)	390,355	3,304,355
Sunrise Senior Living Inc.(a)	888,648	12,681,007
Triple-S Management Corp. Class B(a)	294,398	6,152,918
U.S. Physical Therapy Inc.	180,267	4,980,777
Universal American Corp.(a)	573,456	5,298,734
Vanguard Health Systems Inc.(a)	485,366	6,003,977
WellCare Health Plans Inc.(a)	656,698	37,136,272

		325,565,303

HOLDING COMPANIES – DIVERSIFIED – 1.20%
American Realty Capital Trust Inc.	2,415,137	28,329,557
Apollo Investment Corp.	3,090,505	24,322,274
Arlington Asset Investment Corp. Class A	166,568	3,974,313
BlackRock Kelso Capital Corp.(c)	875,995	8,514,671
Capital Southwest Corp.	45,187	5,058,685

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Fifth Street Finance Corp.(b)	1,390,610	$15,268,898
Gladstone Capital Corp.	322,323	2,820,326
Gladstone Investment Corp.	338,637	2,648,141
Golub Capital BDC Inc.	218,825	3,479,318
Harbinger Group Inc.(a)(b)	629,206	5,304,207
Home Loan Servicing Solutions Ltd.(b)	441,581	7,184,523
Horizon Pharma Inc.(a)(b)	533,541	1,851,387
KCAP Financial Inc.	332,991	3,083,497
Main Street Capital Corp.(b)	425,651	12,560,961
MCG Capital Corp.	1,171,991	5,402,879
Medallion Financial Corp.	274,289	3,239,353
MVC Capital Inc.	365,996	4,684,749
New Mountain Finance Corp.	192,330	2,850,331
NGP Capital Resources Co.	330,781	2,467,626
PennantPark Investment Corp.(b)	860,797	9,133,056
Primoris Services Corp.	456,868	5,962,127
Prospect Capital Corp.	2,261,714	26,054,945
Resource America Inc. Class A	184,195	1,259,894
Solar Capital Ltd.	590,086	13,524,771
TCP Capital Corp.	88,130	1,406,555
THL Credit Inc.	227,881	3,197,170
TICC Capital Corp.	629,526	6,547,070
Triangle Capital Corp.(b)	416,473	10,686,697

		220,817,981

HOME BUILDERS – 0.64%
Beazer Homes USA Inc.(a)(b)	1,869,884	6,638,088
Cavco Industries Inc.(a)	105,301	4,832,263
Hovnanian Enterprises Inc. Class A(a)(b)	1,524,118	5,273,448
KB Home(b)	1,177,448	16,896,379
M.D.C. Holdings Inc.	582,840	22,445,169
M/I Homes Inc.(a)	324,571	6,277,203
Meritage Homes Corp.(a)	465,751	17,712,511
Ryland Group Inc. (The)	679,483	20,384,490
Standard-Pacific Corp.(a)(b)	1,764,946	11,931,035
Winnebago Industries Inc.(a)	447,053	5,646,279

		118,036,865

HOME FURNISHINGS – 0.54%
American Woodmark Corp.(a)	148,537	2,966,284
Bassett Furniture Industries Inc.	172,180	2,143,641
DTS Inc.(a)(b)	278,891	6,492,582
Ethan Allen Interiors Inc.(b)	369,714	8,104,131
Flexsteel Industries	69,114	1,430,660
Hooker Furniture Corp.	165,437	2,149,027
Kimball International Inc. Class B	497,829	6,083,470
La-Z-Boy Inc.(a)	789,317	11,547,708
Sealy Corp.(a)(b)	774,980	1,689,456
Select Comfort Corp.(a)	864,283	27,268,129
Skullcandy Inc.(a)(b)	247,126	3,397,982
TiVo Inc.(a)(b)	1,903,687	19,855,455
Universal Electronics Inc.(a)	229,169	4,028,791
VOXX International Corp.(a)	280,239	2,096,188

		99,253,504

HOUSEHOLD PRODUCTS & WARES – 0.54%
A.T. Cross Co. Class A(a)(b)	145,008	1,445,730
ACCO Brands Corp.(a)(b)	1,717,133	11,144,193
American Greetings Corp. Class A(b)	536,012	9,005,001
Blyth Inc.	158,410	4,117,076
Central Garden & Pet Co. Class A(a)	590,473	7,132,914
CSS Industries Inc.	148,805	3,057,943

Security	Shares	Value
Helen of Troy Ltd.(a)	483,848	$15,400,882
Prestige Brands Holdings Inc.(a)	765,459	12,982,185
Spectrum Brands Holdings Inc.(a)	350,772	14,034,388
Tumi Holdings Inc.(a)(b)	329,619	7,759,231
WD-40 Co.	242,224	12,750,671

		98,830,214

HOUSEWARES – 0.04%
Libbey Inc.(a)(b)	313,260	4,943,243
Lifetime Brands Inc.	149,098	1,775,757

		6,719,000

INSURANCE – 2.47%
Alterra Capital Holdings Ltd.(b)	1,306,429	31,275,910
American Equity Investment Life Holding Co.	914,808	10,639,217
American Safety Insurance Holdings Ltd.(a)	139,144	2,600,601
Amerisafe Inc.(a)	277,101	7,520,521
AmTrust Financial Services Inc.	409,591	10,493,721
Argo Group International Holdings Ltd.	392,304	12,706,727
Baldwin & Lyons Inc. Class B	139,552	3,336,688
Citizens Inc.(a)(b)	594,347	6,234,700
CNO Financial Group Inc.	3,230,942	31,178,590
Crawford & Co. Class B	404,621	2,027,151
Donegal Group Inc. Class A	120,190	1,687,468
Eastern Insurance Holdings Inc.	101,493	1,702,038
eHealth Inc.(a)(b)	298,133	5,595,956
EMC Insurance Group Inc.	67,583	1,419,243
Employers Holdings Inc.	393,144	7,206,330
Enstar Group Ltd.(a)	128,502	12,805,224
FBL Financial Group Inc. Class A	146,786	4,873,295
First American Financial Corp.	1,618,233	35,067,109
Flagstone Reinsurance Holdings SA	818,141	7,027,831
Fortegra Financial Corp.(a)(b)	102,466	812,555
Global Indemnity PLC(a)	157,339	3,442,577
Greenlight Capital Re Ltd. Class A(a)(b)	429,478	10,629,581
Hallmark Financial Services Inc.(a)(b)	218,412	1,777,874
Hilltop Holdings Inc.(a)(b)	607,079	7,715,974
Homeowners Choice Inc.	117,201	2,754,224
Horace Mann Educators Corp.	605,711	10,969,426
Independence Holding Co.	126,556	1,274,419
Infinity Property and Casualty Corp.	180,504	10,900,637
Investors Title Co.	18,751	1,223,315
Kansas City Life Insurance Co.	62,235	2,397,915
Maiden Holdings Ltd.	766,848	6,817,279
Meadowbrook Insurance Group Inc.	771,075	5,929,567
MGIC Investment Corp.(a)	2,877,712	4,402,899
Montpelier Re Holdings Ltd.(b)	761,366	16,849,030
National Interstate Corp.	95,945	2,475,381
National Western Life Insurance Co. Class A	33,810	4,843,283
Navigators Group Inc. (The)(a)	152,887	7,525,863
OneBeacon Insurance Group Ltd. Class A(b)	346,819	4,661,247
Phoenix Companies Inc. (The)(a)(b)	88,139	2,703,223
Platinum Underwriters Holdings Ltd.	530,027	21,662,203
Presidential Life Corp.	332,662	4,633,982
Primerica Inc.	716,836	20,530,183
Radian Group Inc.(b)	2,035,765	8,835,220
RLI Corp.	323,093	21,537,379
Safety Insurance Group Inc.	193,650	8,884,662
Seabright Holdings Inc.	303,825	3,342,075
Selective Insurance Group Inc.	836,452	15,884,223
State Auto Financial Corp.	226,989	3,720,350
Stewart Information Services Corp.	280,740	5,654,104
Symetra Financial Corp.	1,181,781	14,535,906

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Tower Group Inc.	531,658	$10,308,849
United Fire Group Inc.	307,889	7,734,172
Universal Insurance Holdings Inc.	289,838	1,115,876

		453,883,773

INTERNET – 2.58%
1-800-FLOWERS.COM Inc.(a)(b)	403,829	1,506,282
Active Network Inc. (The)(a)(b)	593,112	7,431,693
Ambient Corp.(a)(b)	42,230	222,130
Ancestry.com Inc.(a)(b)	439,692	13,225,935
Angie’s List Inc.(a)(b)	542,865	5,743,512
Bankrate Inc.(a)	705,073	10,985,037
Bazaarvoice Inc.(a)(b)	157,903	2,392,230
Blucora Inc.(a)	611,232	10,886,042
Blue Nile Inc.(a)(b)	189,580	7,031,522
Boingo Wireless Inc.(a)(b)	241,505	1,917,550
Brightcove Inc.(a)(b)	91,605	1,069,946
BroadSoft Inc.(a)(b)	419,223	17,196,527
CafePress Inc.(a)(b)	70,391	641,262
Cogent Communications Group Inc.(b)	714,532	16,427,091
comScore Inc.(a)	539,724	8,230,791
Constant Contact Inc.(a)(b)	464,592	8,083,901
DealerTrack Holdings Inc.(a)(b)	646,422	18,002,853
Dice Holdings Inc.(a)(b)	698,270	5,879,433
Digital River Inc.(a)	562,982	9,379,280
Envivio Inc.(a)(b)	119,029	261,864
ePlus Inc.(a)	60,813	2,385,086
ExactTarget Inc.(a)(b)	149,134	3,612,025
Global Sources Ltd.(a)(b)	288,812	1,894,607
HealthStream Inc.(a)(b)	298,338	8,490,700
ICG Group Inc.(a)	569,182	5,782,889
Internap Network Services Corp.(a)	810,095	5,711,170
IntraLinks Holdings Inc.(a)(b)	557,656	3,647,070
iPass Inc.(a)	794,563	1,748,039
Kayak Software Corp.(a)	51,964	1,835,888
Keynote Systems Inc.	240,181	3,477,821
KIT Digital Inc.(a)(b)	834,985	2,504,955
Limelight Networks Inc.(a)(b)	911,405	2,132,688
Lionbridge Technologies Inc.(a)	864,035	3,041,403
Liquidity Services Inc.(a)(b)	359,835	18,067,315
magicJack VocalTec Ltd.(a)(b)	230,226	5,647,444
MeetMe Inc.(a)(b)	284,084	809,639
ModusLink Global Solutions Inc.(a)	607,461	2,241,531
Move Inc.(a)	598,082	5,155,467
NIC Inc.	984,086	14,564,473
NutriSystem Inc.	435,203	4,582,688
OpenTable Inc.(a)(b)	343,288	14,280,781
Orbitz Worldwide Inc.(a)(b)	352,420	898,671
Overstock.com Inc.(a)(b)	180,440	1,869,358
PCTEL Inc.	282,339	1,990,490
Perficient Inc.(a)	487,865	5,888,531
QuinStreet Inc.(a)(b)	498,907	4,185,830
ReachLocal Inc.(a)(b)	156,580	1,963,513
RealNetworks Inc.(a)	334,181	2,780,386
Responsys Inc.(a)(b)	545,598	5,581,468
Saba Software Inc.(a)(b)	456,725	4,562,683
Safeguard Scientifics Inc.(a)(b)	318,120	4,991,303
Sapient Corp.(a)	1,875,793	19,995,953
Shutterfly Inc.(a)(b)	545,264	16,968,616
Sourcefire Inc.(a)(b)	449,795	22,053,449
Spark Networks Inc.(a)	175,925	1,076,661
SPS Commerce Inc.(a)(b)	187,875	7,227,551
Stamps.com Inc.(a)	216,132	5,001,295
Support.com Inc.(a)(b)	740,669	3,133,030

Security	Shares	Value
Synacor Inc.(a)	103,002	$780,755
TechTarget Inc.(a)(b)	238,546	1,409,807
Towerstream Corp.(a)(b)	725,707	2,946,370
Travelzoo Inc.(a)(b)	109,230	2,574,551
United Online Inc.	1,383,284	7,635,728
Unwired Planet Inc.(a)	1,221,573	2,345,420
US Auto Parts Network Inc.(a)(b)	228,888	791,952
ValueClick Inc.(a)(b)	1,144,829	19,679,611
Vasco Data Security International Inc.(a)(b)	430,805	4,040,951
VirnetX Holding Corp.(a)(b)	638,594	16,239,445
Vitacost.com Inc.(a)(b)	337,166	2,285,985
Vocus Inc.(a)(b)	315,278	6,324,477
Web.com Group Inc.(a)(b)	535,357	9,609,658
WebMD Health Corp.(a)(b)	774,709	10,869,167
Websense Inc.(a)	566,454	8,865,005
XO Group Inc.(a)	400,037	3,340,309
Yelp Inc.(a)(b)	128,749	3,482,660
Zix Corp.(a)(b)	932,977	2,677,644

		474,196,843

IRON & STEEL – 0.14%
AK Steel Holding Corp.(b)	1,688,105	8,102,904
Metals USA Holdings Corp.(a)	176,905	2,365,220
Schnitzer Steel Industries Inc. Class A	385,673	10,856,695
Shiloh Industries Inc.	89,194	1,000,757
Universal Stainless & Alloy Products Inc.(a)(b)	104,335	3,876,045

		26,201,621

LEISURE TIME – 0.60%
Arctic Cat Inc.(a)	193,165	8,008,621
Black Diamond Inc.(a)(b)	320,839	2,813,758
Brunswick Corp.	1,361,130	30,802,372
Callaway Golf Co.	995,024	6,109,447
Interval Leisure Group Inc.	593,608	11,237,000
Johnson Outdoors Inc. Class A(a)(b)	86,916	1,859,133
Life Time Fitness Inc.(a)(b)	653,092	29,872,428
Marine Products Corp.(b)	161,422	962,075
Town Sports International Holdings Inc.(a)	353,811	4,376,642
WMS Industries Inc.(a)(b)	838,593	13,736,153

		109,777,629

LODGING – 0.32%
Ameristar Casinos Inc.	503,007	8,953,525
Boyd Gaming Corp.(a)(b)	848,876	5,993,065
Caesars Entertainment Corp.(a)(b)	563,423	3,831,276
Marcus Corp.	298,135	3,309,298
Monarch Casino & Resort Inc.(a)	132,008	1,149,790
Morgans Hotel Group Co.(a)(b)	338,127	2,170,775
MTR Gaming Group Inc.(a)(b)	346,152	1,457,300
Orient-Express Hotels Ltd. Class A(a)(b)	1,478,246	13,156,389
Red Lion Hotels Corp.(a)(b)	207,942	1,299,638
Ryman Hospitality Properties Inc.(a)	435,550	17,217,291

		58,538,347

MACHINERY – 1.62%
Alamo Group Inc.	105,795	3,573,755
Albany International Corp. Class A	421,694	9,264,617
Altra Holdings Inc.	410,954	7,479,363
Applied Industrial Technologies Inc.	643,069	26,642,349
Astec Industries Inc.(a)	306,643	9,692,985

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Briggs & Stratton Corp.(b)	739,233	$13,801,480
Cascade Corp.	140,706	7,702,247
Chart Industries Inc.(a)(b)	455,625	33,647,906
Cognex Corp.	652,743	22,571,853
Columbus McKinnon Corp.(a)	296,294	4,477,002
DXP Enterprises Inc.(a)(b)	134,669	6,433,138
Flow International Corp.(a)(b)	736,047	2,723,374
Gerber Scientific Inc. Escrow(a)(d)	276,144	2,762
Global Power Equipment Group Inc.(b)	263,212	4,866,790
Gorman-Rupp Co. (The)	232,456	6,276,312
Hurco Companies Inc.(a)	99,448	2,275,370
Intermec Inc.(a)	915,881	5,687,621
Intevac Inc.(a)	357,034	2,181,478
iRobot Corp.(a)(b)	419,074	9,538,124
Kadant Inc.(a)(b)	178,706	4,144,192
Lindsay Corp.	193,393	13,918,494
Middleby Corp. (The)(a)(b)	285,400	33,003,656
NACCO Industries Inc. Class A	84,056	10,541,463
Robbins & Myers Inc.	586,874	34,977,691
Sauer-Danfoss Inc.	178,578	7,180,621
Tennant Co.	286,137	12,252,386
Twin Disc Inc.(b)	131,155	2,347,675

		297,204,704

MANUFACTURING – 2.03%
A.O. Smith Corp.	593,491	34,149,472
Actuant Corp. Class A	1,109,092	31,742,213
American Railcar Industries Inc.(a)	143,946	4,079,430
AZZ Inc.	385,709	14,649,228
Barnes Group Inc.	826,919	20,681,244
Blount International Inc.(a)(b)	747,248	9,833,784
Ceradyne Inc.	369,051	9,015,916
Chase Corp.	98,500	1,809,445
CLARCOR Inc.	765,152	34,148,734
EnPro Industries Inc.(a)(b)	313,983	11,306,528
Fabrinet(a)(b)	337,268	3,908,936
Federal Signal Corp.(a)	949,807	6,002,780
FreightCar America Inc.	183,552	3,265,390
GP Strategies Corp.(a)(b)	226,229	4,370,744
Handy & Harman Ltd.(a)(b)	80,576	1,190,913
Hexcel Corp.(a)(b)	1,517,391	36,447,732
Hillenbrand Inc.	838,254	15,247,840
John Bean Technologies Corp.	441,433	7,208,601
Koppers Holdings Inc.	316,802	11,065,894
LSB Industries Inc.(a)	286,397	12,564,236
Lydall Inc.(a)	260,994	3,677,405
Movado Group Inc.	268,648	9,058,811
Myers Industries Inc.	511,443	7,988,740
NL Industries Inc.	101,570	1,167,039
Park-Ohio Holdings Corp.(a)(b)	132,947	2,880,962
PMFG Inc.(a)(b)	319,424	2,584,140
Proto Labs Inc.(a)(b)	76,455	2,585,708
Raven Industries Inc.	552,815	16,269,345
Smith & Wesson Holding Corp.(a)(b)	990,548	10,905,934
Standex International Corp.	192,868	8,572,983
STR Holdings Inc.(a)(b)	465,833	1,444,082
Sturm, Ruger & Co. Inc.(b)	291,330	14,417,922
Tredegar Corp.	369,002	6,546,095
TriMas Corp.(a)(b)	491,766	11,856,478

		372,644,704

MEDIA – 0.69%
Beasley Broadcast Group Inc. Class A(a)(b)	67,682	330,288

Security	Shares	Value
Belo Corp. Class A	1,428,310	$11,183,667
Central European Media Enterprises Ltd. Class A(a)(b)	558,414	3,635,275
Courier Corp.	148,878	1,819,289
Crown Media Holdings Inc. Class A(a)(b)	537,166	897,067
Cumulus Media Inc. Class A(a)(b)	942,093	2,581,335
Daily Journal Corp.(a)(b)	14,645	1,373,262
Demand Media Inc.(a)(b)	457,551	4,973,579
Dial Global Inc.(a)(b)	60,587	164,191
Digital Generation Inc.(a)(b)	421,965	4,793,522
Dolan Co. (The)(a)	469,169	2,524,129
E.W. Scripps Co. (The) Class A(a)	457,517	4,872,556
Entercom Communications Corp. Class A(a)(b)	375,578	2,576,465
Entravision Communications Corp. Class A	787,139	1,054,766
Fisher Communications Inc.(a)	135,972	4,998,331
Journal Communications Inc. Class A(a)	659,032	3,426,966
Lin TV Corp. Class A(a)	470,427	2,069,879
Martha Stewart Living Omnimedia Inc. Class A	429,525	1,318,642
McClatchy Co. (The) Class A(a)(b)	881,205	1,965,087
Meredith Corp.(b)	553,106	19,358,710
New York Times Co. (The) Class A(a)(b)	2,075,865	20,260,443
Nexstar Broadcasting Group Inc.(a)(b)	173,369	1,841,179
Outdoor Channel Holdings Inc.	223,470	1,626,862
Saga Communications Inc. Class A(a)(b)	52,679	2,134,553
Salem Communications Corp. Class A	155,048	812,452
Scholastic Corp.(b)	394,875	12,549,128
Sinclair Broadcast Group Inc. Class A	771,039	8,643,347
Value Line Inc.	20,424	199,338
World Wrestling Entertainment Inc. Class A	416,197	3,350,386

		127,334,694

METAL FABRICATE & HARDWARE – 0.81%
A.M. Castle & Co.(a)(b)	256,179	3,199,676
Ampco-Pittsburgh Corp.	131,097	2,418,740
CIRCOR International Inc.	265,403	10,018,963
Dynamic Materials Corp.	206,138	3,096,193
Eastern Co. (The)	95,338	1,786,634
Furmanite Corp.(a)(b)	572,242	3,250,335
Haynes International Inc.	187,797	9,793,613
Kaydon Corp.	489,497	10,935,363
L.B. Foster Co. Class A	139,827	4,522,005
Mueller Industries Inc.	412,240	18,744,553
Mueller Water Products Inc. Class A	2,392,152	11,721,545
NN Inc.(a)(b)	261,230	2,217,843
Northwest Pipe Co.(a)(b)	143,948	3,548,318
Olympic Steel Inc.	140,313	2,368,483
Omega Flex Inc.(a)(b)	43,560	462,172
RBC Bearings Inc.(a)(b)	337,953	16,255,539
Rexnord Corp.(a)(b)	439,760	8,012,427
RTI International Metals Inc.(a)(b)	462,646	11,075,745
Sun Hydraulics Corp.	315,690	8,387,883
Worthington Industries Inc.	796,254	17,246,862

		149,062,892

MINING – 1.20%
AMCOL International Corp.	385,360	13,055,997
Century Aluminum Co.(a)(b)	786,325	5,622,224
Coeur d’Alene Mines Corp.(a)(b)	1,369,876	39,493,525
General Moly Inc.(a)(b)	1,028,824	3,261,372
Globe Specialty Metals Inc.	935,711	14,241,521
Gold Reserve Inc.(a)	799,802	2,591,358
Gold Resource Corp.(b)	456,110	9,783,560
Golden Minerals Co.(a)(b)	501,320	2,616,890
Golden Star Resources Ltd.(a)(b)	3,963,575	7,808,243

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Hecla Mining Co.(b)	4,348,193	$28,480,664
Horsehead Holding Corp.(a)(b)	670,034	6,258,118
Kaiser Aluminum Corp.	294,511	17,196,497
Materion Corp.	311,890	7,422,982
McEwen Mining Inc.(a)(b)	3,010,165	13,816,657
Midway Gold Corp.(a)(b)	1,943,382	3,187,147
Noranda Aluminium Holding Corp.	509,180	3,406,414
Paramount Gold and Silver Corp.(a)(b)	1,994,335	5,304,931
Revett Minerals Inc.(a)	394,236	1,403,480
Stillwater Mining Co.(a)	1,767,466	20,838,424
United States Antimony Corp.(a)(b)	821,550	1,602,023
United States Lime & Minerals Inc.(a)(b)	26,787	1,291,401
Uranerz Energy Corp.(a)(b)	1,019,247	1,661,373
Uranium Energy Corp.(a)(b)	1,294,753	3,379,305
US Silica Holdings Inc.(a)(b)	180,720	2,450,563
Vista Gold Corp.(a)(b)	893,414	3,243,093

		219,417,762

OFFICE FURNISHINGS – 0.37%
CompX International Inc.	16,889	256,375
Herman Miller Inc.	888,048	17,263,653
HNI Corp.	693,833	17,699,680
Interface Inc.	893,965	11,809,278
Knoll Inc.	731,540	10,204,983
Steelcase Inc. Class A	1,155,038	11,377,124

		68,611,093

OIL & GAS – 3.37%
Abraxas Petroleum Corp.(a)(b)	1,265,366	2,910,342
Adams Resources & Energy Inc.	32,007	976,214
Alon USA Energy Inc.	150,353	2,059,836
Apco Oil and Gas International Inc.(b)	140,275	2,257,025
Approach Resources Inc.(a)(b)	507,795	15,299,863
Arabian American Development Co.(a)	304,855	2,984,530
Berry Petroleum Co. Class A	797,800	32,414,614
Bill Barrett Corp.(a)(b)	733,367	18,165,501
Bonanza Creek Energy Inc.(a)(b)	152,557	3,594,243
BPZ Resources Inc.(a)(b)	1,597,809	4,569,734
Callon Petroleum Co.(a)	606,235	3,728,345
Carrizo Oil & Gas Inc.(a)(b)	602,720	15,074,027
Clayton Williams Energy Inc.(a)(b)	90,648	4,703,725
Comstock Resources Inc.(a)(b)	734,508	13,500,257
Contango Oil & Gas Co.(a)(b)	193,869	9,526,723
CREDO Petroleum Corp.(a)	105,333	1,526,275
Crimson Exploration Inc.(a)	320,549	1,368,744
CVR Energy Inc.(a)(b)	253,844	9,328,767
Delek US Holdings Inc.	259,594	6,617,051
Emerald Oil Inc.(a)(b)	742,723	616,460
Endeavour International Corp.(a)(b)	707,175	6,838,382
Energy XXI (Bermuda) Ltd.(b)	1,202,124	42,014,234
EPL Oil & Gas Inc.(a)(b)	423,950	8,601,946
Evolution Petroleum Corp.(a)(b)	254,792	2,058,719
Forest Oil Corp.(a)(b)	1,797,412	15,188,131
FX Energy Inc.(a)(b)	808,651	6,032,536
Gastar Exploration Ltd.(a)(b)	909,619	1,509,968
Goodrich Petroleum Corp.(a)(b)	396,711	5,014,427
Gulfport Energy Corp.(a)(b)	848,090	26,511,293
Halcon Resources Corp.(a)(b)	1,701,107	12,469,114
Harvest Natural Resources Inc.(a)	574,693	5,126,262
Hercules Offshore Inc.(a)	2,419,175	11,805,574
Isramco Inc.(a)(b)	15,825	1,835,700
Kodiak Oil & Gas Corp.(a)(b)	4,016,691	37,596,228
Magnum Hunter Resources Corp.(a)(b)	2,249,131	9,986,142

Security	Shares	Value
Matador Resources Co.(a)(b)	216,398	$2,248,375
McMoRan Exploration Co.(a)(b)	1,545,257	18,156,770
Midstates Petroleum Co. Inc.(a)	366,685	3,171,825
Miller Energy Resources Inc.(a)(b)	443,923	2,232,933
Northern Oil and Gas Inc.(a)(b)	969,256	16,467,659
Oasis Petroleum Inc.(a)(b)	1,217,657	35,884,352
Panhandle Oil and Gas Inc.	106,859	3,277,366
Parker Drilling Co.(a)	1,795,491	7,594,927
PDC Energy Inc.(a)(b)	456,796	14,448,457
Penn Virginia Corp.	699,925	4,339,535
PetroCorp Inc. Escrow(a)(d)	26,106	0
PetroQuest Energy Inc.(a)(b)	866,900	5,816,899
Quicksilver Resources Inc.(a)(b)	1,791,123	7,325,693
Resolute Energy Corp.(a)(b)	736,541	6,533,119
Rex Energy Corp.(a)(b)	659,163	8,799,826
Rosetta Resources Inc.(a)	806,168	38,615,447
Sanchez Energy Corp.(a)(b)	176,775	3,611,513
Stone Energy Corp.(a)	753,771	18,934,728
Swift Energy Co.(a)(b)	653,937	13,654,205
Synergy Resources Corp.(a)	598,738	2,496,737
Triangle Petroleum Corp.(a)(b)	676,253	4,841,971
VAALCO Energy Inc.(a)(b)	883,424	7,553,275
Vantage Drilling Co.(a)(b)	2,925,049	5,382,090
Venoco Inc.(a)(b)	449,703	5,342,472
W&T Offshore Inc.	531,129	9,974,603
Warren Resources Inc.(a)	1,101,011	3,347,073
Western Refining Inc.	873,045	22,856,318
ZaZa Energy Corp.(a)(b)	379,645	1,127,546

		617,846,646

OIL & GAS SERVICES – 1.69%
Basic Energy Services Inc.(a)(b)	471,063	5,285,327
Bolt Technology Corp.	131,322	1,888,410
C&J Energy Services Inc.(a)(b)	680,579	13,543,522
Cal Dive International Inc.(a)(b)	1,468,411	2,246,669
Dawson Geophysical Co.(a)	121,970	3,080,962
Dril-Quip Inc.(a)	612,514	44,027,506
Edgen Group Inc.(a)	229,138	1,775,819
Exterran Holdings Inc.(a)(b)	987,610	20,028,731
Flotek Industries Inc.(a)(b)	752,300	9,531,641
Forbes Energy Services Ltd.(a)	225,864	790,524
Forum Energy Technologies Inc.(a)(b)	338,755	8,238,522
Geospace Technologies Corp.(a)	97,216	11,900,211
Global Geophysical Services Inc.(a)(b)	297,371	1,638,514
Gulf Island Fabrication Inc.	219,721	6,123,624
Helix Energy Solutions Group Inc.(a)	1,610,098	29,416,490
Hornbeck Offshore Services Inc.(a)	537,929	19,715,098
ION Geophysical Corp.(a)(b)	2,014,061	13,977,583
Key Energy Services Inc.(a)	2,298,679	16,090,753
Lufkin Industries Inc.	512,023	27,557,078
Matrix Service Co.(a)	390,033	4,122,649
Mitcham Industries Inc.(a)(b)	194,833	3,103,690
Natural Gas Services Group Inc.(a)(b)	189,048	2,826,268
Newpark Resources Inc.(a)(b)	1,373,401	10,176,901
Pioneer Energy Services Corp.(a)	944,969	7,361,308
Targa Resources Corp.	442,740	22,287,532
Tesco Corp.(a)	464,876	4,964,876
TETRA Technologies Inc.(a)	1,184,160	7,164,168
TGC Industries Inc.(a)(b)	223,153	1,606,702
Thermon Group Holdings Inc.(a)	224,647	5,613,929
Union Drilling Inc.(a)(b)	214,427	1,391,631
Willbros Group Inc.(a)(b)	592,292	3,180,608

		310,657,246

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.11%
AEP Industries Inc.(a)(b)	64,317	$3,896,967
Graphic Packaging Holding Co.(a)	2,556,218	14,851,626
UFP Technologies Inc.(a)	84,042	1,478,299

		20,226,892

PHARMACEUTICALS – 3.97%
Achillion Pharmaceuticals Inc.(a)(b)	902,288	9,392,818
Acura Pharmaceuticals Inc.(a)(b)	189,918	330,457
Akorn Inc.(a)(b)	865,259	11,438,724
Align Technology Inc.(a)(b)	1,094,638	40,468,767
Alkermes PLC(a)(b)	1,865,864	38,716,678
Allos Therapeutics Inc. Escrow(a)(d)	989,217	10
Amicus Therapeutics Inc.(a)(b)	461,063	2,397,528
Ampio Pharmaceuticals Inc.(a)(b)	390,294	1,522,147
Anacor Pharmaceuticals Inc.(a)(b)	219,713	1,445,712
Anika Therapeutics Inc.(a)(b)	180,161	2,706,018
Antares Pharma Inc.(a)(b)	1,393,713	6,076,589
Array BioPharma Inc.(a)	1,363,639	7,990,925
Auxilium Pharmaceuticals Inc.(a)	737,296	18,034,260
AVANIR Pharmaceuticals Inc. Class A(a)(b)	2,071,760	6,629,632
BioDelivery Sciences International Inc.(a)	325,797	2,059,037
BioScrip Inc.(a)	670,538	6,108,601
BioSpecifics Technologies Corp.(a)	73,727	1,431,778
Cadence Pharmaceuticals Inc.(a)(b)	919,246	3,603,444
Cempra Inc.(a)(b)	62,673	466,914
ChemoCentryx Inc.(a)(b)	83,999	976,908
Clovis Oncology Inc.(a)(b)	208,430	4,262,394
Corcept Therapeutics Inc.(a)(b)	748,455	2,088,189
Cornerstone Therapeutics Inc.(a)(b)	133,564	685,183
Cumberland Pharmaceuticals Inc.(a)(b)	181,801	1,174,434
Cytori Therapeutics Inc.(a)(b)	840,301	3,705,727
Depomed Inc.(a)(b)	850,905	5,028,849
Derma Sciences Inc.(a)(b)	141,724	1,471,095
Durata Therapeutics Inc.(a)	128,218	1,205,249
Dusa Pharmaceuticals Inc.(a)(b)	345,038	2,342,808
Dyax Corp.(a)(b)	1,502,115	3,905,499
Endocyte Inc.(a)(b)	452,449	4,510,917
Furiex Pharmaceuticals Inc.(a)(b)	113,337	2,162,470
Hi-Tech Pharmacal Co. Inc.(a)(b)	163,397	5,410,075
Hyperion Therapeutics Inc.(a)	52,632	559,478
Idenix Pharmaceuticals Inc.(a)(b)	1,376,017	6,288,398
Impax Laboratories Inc.(a)(b)	1,020,038	26,480,186
Infinity Pharmaceuticals Inc.(a)	368,987	8,689,644
Ironwood Pharmaceuticals Inc. Class A(a)(b)	1,147,555	14,665,753
Isis Pharmaceuticals Inc.(a)(b)	1,527,015	21,485,101
Jazz Pharmaceuticals PLC(a)	632,996	36,087,102
Keryx Biopharmaceuticals Inc.(a)(b)	1,095,459	3,089,194
Lannett Co. Inc.(a)(b)	247,688	1,196,333
MannKind Corp.(a)(b)	1,723,352	4,963,254
MAP Pharmaceuticals Inc.(a)(b)	429,457	6,686,645
Medicis Pharmaceutical Corp. Class A	875,991	37,904,131
Natural Grocers by Vitamin Cottage Inc.(a)	110,558	2,467,655
Nature’s Sunshine Products Inc.(b)	173,433	2,833,895
Nektar Therapeutics(a)(b)	1,749,716	18,686,967
Neogen Corp.(a)(b)	359,667	15,357,781
Neurocrine Biosciences Inc.(a)	1,012,260	8,077,835
Nutraceutical International Corp.(a)	131,807	2,077,278
Obagi Medical Products Inc.(a)(b)	286,838	3,559,660
Omega Protein Corp.(a)	301,912	2,071,116
Opko Health Inc.(a)(b)	1,633,474	6,827,921
Optimer Pharmaceuticals Inc.(a)(b)	718,133	10,140,038

Security	Shares	Value
Orexigen Therapeutics Inc.(a)(b)	921,256	$5,260,372
Osiris Therapeutics Inc.(a)(b)	249,846	2,760,798
Pacira Pharmaceuticals Inc.(a)(b)	281,797	4,903,268
Pain Therapeutics Inc.(a)	580,533	2,931,692
Par Pharmaceutical Companies Inc.(a)	554,986	27,738,200
Pernix Therapeutics Holdings(a)(b)	139,699	1,040,758
Pharmacyclics Inc.(a)(b)	829,114	53,477,853
PharMerica Corp.(a)	451,928	5,721,408
POZEN Inc.(a)(b)	408,612	2,709,098
Progenics Pharmaceuticals Inc.(a)(b)	461,938	1,325,762
Questcor Pharmaceuticals Inc.(a)(b)	818,135	15,135,498
Raptor Pharmaceutical Corp.(a)(b)	746,588	4,151,029
Repros Therapeutics Inc.(a)(b)	227,056	3,458,063
Rigel Pharmaceuticals Inc.(a)(b)	1,090,822	11,180,926
Sagent Pharmaceuticals Inc.(a)(b)	143,683	2,291,744
Santarus Inc.(a)(b)	835,746	7,421,424
Schiff Nutrition International Inc.(a)	203,923	4,932,897
SciClone Pharmaceuticals Inc.(a)(b)	867,218	4,813,060
SIGA Technologies Inc.(a)(b)	542,460	1,735,872
Sucampo Pharmaceuticals Inc. Class A(a)(b)	167,905	844,562
Supernus Pharmaceuticals Inc.(a)(b)	52,475	606,086
Synageva BioPharma Corp.(a)(b)	158,575	8,472,662
Synergy Pharmaceuticals Inc.(a)	628,150	3,002,557
Synta Pharmaceuticals Corp.(a)(b)	567,185	4,321,950
Synutra International Inc.(a)(b)	267,630	1,236,451
Targacept Inc.(a)(b)	419,088	2,049,340
TESARO Inc.(a)	67,806	964,879
Theravance Inc.(a)(b)	923,449	23,926,564
Threshold Pharmaceuticals Inc.(a)(b)	686,695	4,971,672
USANA Health Sciences Inc.(a)(b)	91,495	4,251,773
Vanda Pharmaceuticals Inc.(a)(b)	434,716	1,751,905
Ventrus Biosciences Inc.(a)(b)	190,644	682,506
ViroPharma Inc.(a)(b)	1,063,127	32,127,698
VIVUS Inc.(a)(b)	1,519,632	27,079,842
XenoPort Inc.(a)	655,620	7,513,405
Zogenix Inc.(a)(b)	824,546	2,193,292

		728,932,067

PIPELINES – 0.18%
Crosstex Energy Inc.	622,091	8,727,937
SemGroup Corp. Class A(a)	637,050	23,475,292

		32,203,229

REAL ESTATE – 0.32%
AV Homes Inc.(a)(b)	150,731	2,236,848
Consolidated-Tomoka Land Co.	66,133	2,175,114
Forestar Group Inc.(a)	529,692	8,824,669
HFF Inc. Class A(a)(b)	497,928	7,419,127
Kennedy-Wilson Holdings Inc.	655,608	9,158,844
Sovran Self Storage Inc.	441,770	25,556,394
Thomas Properties Group Inc.	492,252	2,864,907

		58,235,903

REAL ESTATE INVESTMENT TRUSTS – 7.47%
Acadia Realty Trust(b)	703,628	17,464,047
AG Mortgage Investment Trust Inc.	347,134	8,376,343
Agree Realty Corp.(b)	174,948	4,459,424
Alexander’s Inc.(b)	32,056	13,703,619
American Assets Trust Inc.	504,656	13,519,734
American Capital Mortgage Investment Corp.	553,616	13,912,370
AmREIT Inc.	60,872	902,123
Anworth Mortgage Asset Corp.	2,094,047	14,239,520

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Apollo Commercial Real Estate Finance Inc.(b)	267,635	$4,640,791
Apollo Residential Mortgage Inc.	369,280	8,138,931
Ares Commercial Real Estate Corp.	117,945	2,012,142
ARMOUR Residential REIT Inc.	4,531,514	34,711,397
Ashford Hospitality Trust Inc.(b)	814,559	6,842,296
Associated Estates Realty Corp.(b)	752,159	11,402,730
Campus Crest Communities Inc.	584,517	6,312,784
CapLease Inc.	1,016,149	5,253,490
Capstead Mortgage Corp.	1,504,174	20,291,307
Cedar Realty Trust Inc.(b)	915,613	4,834,437
Chatham Lodging Trust	213,767	2,967,086
Chesapeake Lodging Trust	604,971	12,020,774
Colonial Properties Trust	1,339,443	28,195,275
Colony Financial Inc.	629,333	12,259,407
CoreSite Realty Corp.	313,425	8,443,669
Cousins Properties Inc.(b)	1,400,235	11,117,866
CreXus Investment Corp.(b)	1,021,958	11,047,366
CubeSmart(b)	1,877,525	24,163,747
CYS Investments Inc.(b)	2,539,553	35,782,302
DCT Industrial Trust Inc.(b)	3,762,692	24,344,617
DiamondRock Hospitality Co.	2,864,782	27,587,851
DuPont Fabros Technology Inc.(b)	933,891	23,580,748
Dynex Capital Inc.(b)	829,944	8,921,898
EastGroup Properties Inc.	433,869	23,081,831
Education Realty Trust Inc.	1,726,148	18,815,013
Entertainment Properties Trust(b)	713,529	31,702,093
Equity One Inc.(b)	835,727	17,600,411
Excel Trust Inc.	513,885	5,868,567
FelCor Lodging Trust Inc.(a)	1,900,162	9,006,768
First Industrial Realty Trust Inc.(a)	1,499,909	19,708,804
First Potomac Realty Trust(b)	778,172	10,022,855
Franklin Street Properties Corp.	1,106,127	12,244,826
Getty Realty Corp.(b)	391,583	7,028,915
Gladstone Commercial Corp.(b)	167,882	3,065,525
Glimcher Realty Trust	2,125,367	22,465,129
Government Properties Income Trust(b)	565,994	13,244,260
Gramercy Capital Corp.(a)(b)	702,524	2,114,597
Gyrodyne Co. of America Inc.(a)	18,106	1,966,855
Healthcare Realty Trust Inc.(b)	1,187,755	27,377,753
Hersha Hospitality Trust	2,625,552	12,865,205
Highwoods Properties Inc.	964,180	31,451,552
Hudson Pacific Properties Inc.	546,922	10,118,057
Inland Real Estate Corp.(b)	1,169,452	9,647,979
Invesco Mortgage Capital Inc.	1,758,652	35,401,665
Investors Real Estate Trust(b)	1,380,383	11,415,767
iStar Financial Inc.(a)	1,288,097	10,665,443
Kite Realty Group Trust	844,197	4,305,405
LaSalle Hotel Properties(b)	1,305,309	34,838,697
Lexington Realty Trust(b)	1,803,917	17,425,838
LTC Properties Inc.	462,844	14,741,581
Medical Properties Trust Inc.	2,058,860	21,515,087
Mission West Properties Inc.	280,181	2,437,575
Monmouth Real Estate Investment Corp. Class A(b)	614,630	6,877,710
National Health Investors Inc.	372,929	19,183,468
New York Mortgage Trust Inc.(b)	497,056	3,504,245
NorthStar Realty Finance Corp.(b)	2,036,647	12,953,075
Omega Healthcare Investors Inc.	1,611,861	36,637,600
One Liberty Properties Inc.	175,437	3,271,900
Parkway Properties Inc.(b)	243,215	3,251,785
Pebblebrook Hotel Trust	873,106	20,421,949
Pennsylvania Real Estate Investment Trust	853,857	13,542,172
PennyMac Mortgage Investment Trust(c)	896,181	20,943,750
Potlatch Corp.	614,769	22,973,918
PS Business Parks Inc.	280,615	18,750,694
RAIT Financial Trust(b)	765,153	4,017,053

Security	Shares	Value
Ramco-Gershenson Properties Trust(b)	701,161	$8,785,547
Redwood Trust Inc.(b)	1,204,563	17,417,981
Resource Capital Corp.(b)	1,508,432	8,869,580
Retail Opportunity Investments Corp.(b)	768,779	9,894,186
RLJ Lodging Trust	1,626,246	30,752,312
Rouse Properties Inc.	338,341	4,855,193
Sabra Healthcare REIT Inc.	565,908	11,323,819
Saul Centers Inc.	115,372	5,122,517
Select Income REIT	140,665	3,463,172
STAG Industrial Inc.	475,438	7,730,622
Starwood Property Trust Inc.	1,773,435	41,267,832
Strategic Hotels & Resorts Inc.(a)	2,751,357	16,535,656
Summit Hotel Properties Inc.	466,483	3,983,765
Sun Communities Inc.(b)	453,463	20,006,788
Sunstone Hotel Investors Inc.(a)	2,081,161	22,892,771
Terreno Realty Corp.	205,994	3,254,705
Two Harbors Investment Corp.	4,257,971	50,031,159
UMH Properties Inc.	202,634	2,425,529
Universal Health Realty Income Trust	180,764	8,311,529
Urstadt Biddle Properties Inc. Class A(b)	348,980	7,059,865
Washington Real Estate Investment Trust(b)	1,010,789	27,109,361
Western Asset Mortgage Capital Corp.	122,419	2,717,702
Whitestone REIT Class B	211,273	2,788,804
Winthrop Realty Trust	445,229	4,799,569

		1,371,323,427

RETAIL – 6.51%
Aeropostale Inc.(a)	1,238,943	16,762,899
AFC Enterprises Inc.(a)	372,486	9,163,156
America’s Car-Mart Inc.(a)(b)	122,601	5,574,667
ANN INC.(a)	743,709	28,060,141
Asbury Automotive Group Inc.(a)(b)	422,671	11,813,654
Barnes & Noble Inc.(a)(b)	430,628	5,503,426
bebe stores inc.	561,454	2,694,979
Big 5 Sporting Goods Corp.	256,083	2,548,026
Biglari Holdings Inc.(a)	18,354	6,700,311
BJ’s Restaurants Inc.(a)(b)	374,402	16,979,131
Bloomin’ Brands Inc.(a)	279,416	4,596,393
Bob Evans Farms Inc.	442,906	17,330,912
Body Central Corp.(a)(b)	247,182	2,583,052
Bon-Ton Stores Inc. (The)(b)	195,349	1,855,815
Bravo Brio Restaurant Group Inc.(a)(b)	298,502	4,343,204
Brown Shoe Co. Inc.	654,298	10,488,397
Buckle Inc. (The)(b)	422,578	19,197,718
Buffalo Wild Wings Inc.(a)(b)	282,956	24,260,647
Cabela’s Inc.(a)	710,796	38,866,325
Caribou Coffee Co. Inc.(a)(b)	320,911	4,406,108
Carrols Restaurant Group Inc.(a)(b)	233,359	1,344,148
Casey’s General Stores Inc.	580,154	33,150,000
Cash America International Inc.	447,377	17,255,331
Casual Male Retail Group Inc.(a)	646,141	2,991,633
Cato Corp. (The) Class A	418,473	12,432,833
CEC Entertainment Inc.	278,938	8,401,613
Cheesecake Factory Inc. (The)(b)	823,139	29,427,219
Children’s Place Retail Stores Inc. (The)(a)(b)	369,948	22,196,880
Chuy’s Holdings Inc.(a)	103,704	2,542,822
Citi Trends Inc.(a)	228,501	2,868,830
Coinstar Inc.(a)(b)	476,512	21,433,510
Collective Brands Inc.(a)(b)	927,831	20,143,211
Conn’s Inc.(a)(b)	238,092	5,249,929
Cracker Barrel Old Country Store Inc.	293,118	19,671,149
Del Frisco’s Restaurant Group Inc.(a)	86,112	1,283,069
Denny’s Corp.(a)(b)	1,469,156	7,125,407
Destination Maternity Corp.	203,899	3,812,911

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
DineEquity Inc.(a)(b)	233,695	$13,086,920
Domino’s Pizza Inc.	881,847	33,245,632
Einstein Noah Restaurant Group Inc.	95,143	1,683,080
Express Inc.(a)	1,362,952	20,198,949
EZCORP Inc. Class A NVS(a)	730,859	16,758,597
Fiesta Restaurant Group Inc.(a)	246,951	3,919,112
Fifth & Pacific Companies Inc.(a)	1,657,498	21,182,824
Finish Line Inc. (The) Class A	774,145	17,604,057
First Cash Financial Services Inc.(a)(b)	434,964	20,012,694
Five Below Inc.(a)	166,988	6,525,891
Francesca’s Holdings Corp.(a)(b)	531,253	16,325,405
Fred’s Inc. Class A	562,379	8,002,653
Frisch’s Restaurants Inc.	48,070	954,189
Genesco Inc.(a)	372,978	24,888,822
Gordmans Stores Inc.(a)(b)	129,063	2,381,212
Group 1 Automotive Inc.	348,768	21,006,297
Haverty Furniture Companies Inc.	293,393	4,072,295
hhgregg Inc.(a)(b)	240,842	1,661,810
Hibbett Sports Inc.(a)	401,879	23,891,707
Hot Topic Inc.	645,587	5,616,607
HSN Inc.	577,568	28,329,710
Ignite Restaurant Group Inc.(a)(b)	101,441	1,414,087
Jack in the Box Inc.(a)(b)	673,862	18,942,261
Jamba Inc.(a)(b)	1,035,037	2,308,132
Jos. A. Bank Clothiers Inc.(a)(b)	425,179	20,612,678
Kirkland’s Inc.(a)	206,896	2,054,477
Krispy Kreme Doughnuts Inc.(a)(b)	907,647	7,197,641
Lithia Motors Inc. Class A	330,686	11,015,151
Luby’s Inc.(a)	307,911	2,072,241
Lumber Liquidators Holdings Inc.(a)	419,572	21,263,909
MarineMax Inc.(a)	312,802	2,593,129
Mattress Firm Holding Corp.(a)(b)	167,994	4,729,031
Men’s Wearhouse Inc. (The)	775,990	26,717,336
Nathan’s Famous Inc.(a)	40,704	1,280,141
New York & Co. Inc.(a)	414,700	1,555,125
Office Depot Inc.(a)	4,332,820	11,092,019
OfficeMax Inc.(b)	1,321,636	10,321,977
Orchard Supply Hardware Stores Corp. Class A(a)	31,497	456,077
Pantry Inc. (The)(a)(b)	356,788	5,191,265
Papa John’s International Inc.(a)	274,139	14,641,764
PC Connection Inc.	134,652	1,549,844
Penske Automotive Group Inc.	646,166	19,443,135
Pep Boys – Manny, Moe & Jack (The)	808,410	8,229,614
Perfumania Holdings Inc.(a)	78,220	563,184
PetMed Express Inc.	311,799	3,130,462
Pier 1 Imports Inc.	1,480,295	27,740,728
PriceSmart Inc.	277,030	20,976,712
RadioShack Corp.(b)	1,518,147	3,613,190
Red Robin Gourmet Burgers Inc.(a)(b)	224,272	7,302,296
Regis Corp.(b)	878,873	16,153,686
Rite Aid Corp.(a)(b)	10,072,855	11,785,240
Roundy’s Inc.(b)	305,258	1,846,811
Ruby Tuesday Inc.(a)	967,572	7,014,897
rue21 Inc.(a)(b)	236,548	7,368,470
Rush Enterprises Inc. Class A(a)(b)	507,527	9,774,970
Ruth’s Hospitality Group Inc.(a)(b)	540,406	3,442,386
Saks Inc.(a)(b)	1,671,077	17,228,804
Shoe Carnival Inc.	218,453	5,140,199
Sonic Automotive Inc. Class A(b)	615,125	11,675,072
Sonic Corp.(a)(b)	921,965	9,468,581
Stage Stores Inc.	468,964	9,876,382
Stein Mart Inc.(a)	414,828	3,530,186
Steinway Musical Instruments Inc.(a)	105,558	2,571,393
Susser Holdings Corp.(a)(b)	170,966	6,183,840
Systemax Inc.(a)(b)	170,288	2,011,101

Security	Shares	Value
Teavana Holdings Inc.(a)(b)	133,829	$1,745,130
Texas Roadhouse Inc.	949,977	16,244,607
Tilly’s Inc. Class A(a)	140,573	2,576,703
Tuesday Morning Corp.(a)	635,337	4,161,457
Vera Bradley Inc.(a)(b)	307,628	7,336,928
Vitamin Shoppe Inc.(a)(b)	448,530	26,158,270
West Marine Inc.(a)(b)	233,234	2,479,277
Wet Seal Inc. Class A(a)	1,385,551	4,364,486
Winmark Corp.	35,021	1,893,936
Zumiez Inc.(a)(b)	334,378	9,272,302

		1,195,720,639

SAVINGS & LOANS – 1.17%
Astoria Financial Corp.	1,329,862	13,139,037
Bank Mutual Corp.	711,181	3,235,873
BankFinancial Corp.	324,092	2,848,769
Beneficial Mutual Bancorp Inc.(a)	502,633	4,805,171
Berkshire Hills Bancorp Inc.	338,486	7,744,560
BofI Holding Inc.(a)	151,188	3,938,447
Brookline Bancorp Inc.	1,069,202	9,430,362
BSB Bancorp Inc.(a)	125,823	1,623,117
Cape Bancorp Inc.(a)(b)	170,217	1,593,231
Charter Financial Corp.	98,229	957,733
Clifton Savings Bancorp Inc.	132,060	1,452,660
Dime Community Bancshares Inc.	479,933	6,930,232
ESB Financial Corp.(b)	159,758	2,230,222
ESSA Bancorp Inc.	139,347	1,447,815
EverBank Financial Corp.	341,495	4,702,386
First Defiance Financial Corp.	148,015	2,554,739
First Federal Bancshares of Arkansas Inc.(a)(b)	53,508	522,773
First Financial Holdings Inc.	254,180	3,301,798
First Financial Northwest Inc.(a)(b)	245,029	1,972,483
First PacTrust Bancorp Inc.	162,314	2,030,548
Flushing Financial Corp.	470,616	7,435,733
Fox Chase Bancorp Inc.	194,742	3,041,870
Heritage Financial Group Inc.	132,547	1,741,668
Hingham Institution for Savings	19,309	1,244,079
Home Bancorp Inc.(a)	104,712	1,883,769
Home Federal Bancorp Inc.	241,381	2,732,433
HomeStreet Inc.(a)	66,816	2,543,017
HomeTrust Bancshares Inc.(a)	321,860	4,264,645
Investors Bancorp Inc.(a)	675,899	12,328,398
Kaiser Federal Financial Group Inc.	138,109	2,084,065
Kearny Financial Corp.	231,718	2,256,933
Meridian Interstate Bancorp Inc.(a)(b)	130,416	2,151,864
NASB Financial Inc.(a)(b)	64,514	1,602,528
Northfield Bancorp Inc.	225,351	3,610,123
Northwest Bancshares Inc.	1,487,042	18,186,524
OceanFirst Financial Corp.	219,647	3,222,221
Oritani Financial Corp.	694,733	10,455,732
Peoples Federal Bancshares Inc.	93,143	1,609,511
Provident Financial Holdings Inc.	148,937	2,116,395
Provident Financial Services Inc.	918,807	14,507,962
Provident New York Bancorp	603,119	5,675,350
Rockville Financial Inc.	434,484	5,322,429
Roma Financial Corp.	112,820	1,004,098
SI Financial Group Inc.	161,945	1,897,995
Territorial Bancorp Inc.	168,829	3,874,625
United Financial Bancorp Inc.	235,961	3,414,356
ViewPoint Financial Group	513,089	9,835,916
Waterstone Financial Inc.(a)	113,011	586,527
Westfield Financial Inc.	374,300	2,803,507
WSFS Financial Corp.	116,027	4,789,595

		214,685,824

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
SEMICONDUCTORS – 3.19%
Aeroflex Holding Corp.(a)(b)	304,294	$2,017,469
Alpha & Omega Semiconductor Ltd.(a)(b)	262,988	2,264,327
Amkor Technology Inc.(a)(b)	1,128,053	4,963,433
ANADIGICS Inc.(a)(b)	1,077,615	1,497,885
Applied Micro Circuits Corp.(a)(b)	944,976	4,781,579
ATMI Inc.(a)	487,456	9,052,058
AuthenTec Inc.(a)(b)	680,557	5,451,262
Axcelis Technologies Inc.(a)	1,655,902	1,738,697
AXT Inc.(a)(b)	497,555	1,681,736
Brooks Automation Inc.	1,012,266	8,128,496
Cabot Microelectronics Corp.	359,800	12,643,372
Cavium Inc.(a)	756,948	25,229,077
CEVA Inc.(a)	354,604	5,099,206
Cirrus Logic Inc.(a)(b)	982,575	37,721,054
Cohu Inc.	372,538	3,498,132
Diodes Inc.(a)(b)	541,760	9,215,338
DSP Group Inc.(a)	333,411	1,980,461
Emulex Corp.(a)	1,319,649	9,514,669
Entegris Inc.(a)	2,089,949	16,991,285
Entropic Communications Inc.(a)(b)	1,343,445	7,818,850
Exar Corp.(a)	567,992	4,543,936
First Solar Inc.(a)(b)	916,205	20,289,360
FormFactor Inc.(a)(b)	755,039	4,220,668
FSI International Inc.(a)(b)	592,746	3,675,025
GSI Technology Inc.(a)(b)	312,890	1,548,805
GT Advanced Technologies Inc.(a)(b)	1,806,918	9,847,703
Hittite Microwave Corp.(a)	480,309	26,642,740
Inphi Corp.(a)	357,163	3,807,358
Integrated Device Technology Inc.(a)(b)	2,160,969	12,706,498
Integrated Silicon Solution Inc.(a)	417,377	3,864,911
Intermolecular Inc.(a)(b)	211,846	1,504,107
International Rectifier Corp.(a)(b)	1,053,966	17,590,693
Intersil Corp. Class A	1,940,210	16,976,837
IXYS Corp.(a)(b)	374,661	3,716,637
Kopin Corp.(a)	1,024,969	3,853,883
Lattice Semiconductor Corp.(a)(b)	1,804,326	6,910,569
LTX-Credence Corp.(a)(b)	750,570	4,315,777
Mattson Technology Inc.(a)	894,740	867,898
MaxLinear Inc. Class A(a)(b)	338,847	2,266,886
MEMC Electronic Materials Inc.(a)(b)	3,524,036	9,691,099
Micrel Inc.	738,402	7,694,149
Microsemi Corp.(a)	1,354,136	27,177,509
Mindspeed Technologies Inc.(a)(b)	557,722	1,929,718
MIPS Technologies Inc.(a)(b)	731,895	5,408,704
MKS Instruments Inc.	800,487	20,404,414
Monolithic Power Systems Inc.(a)(b)	465,875	9,201,031
MoSys Inc.(a)(b)	518,566	2,095,007
Nanometrics Inc.(a)	359,008	4,957,900
OmniVision Technologies Inc.(a)(b)	800,364	11,169,080
Peregrine Semiconductor Corp.(a)	93,907	1,590,785
Pericom Semiconductor Corp.(a)	362,065	3,144,535
Photronics Inc.(a)(b)	922,455	4,953,583
PLX Technology Inc.(a)	577,432	3,331,783
Power Integrations Inc.	431,124	13,119,103
QLogic Corp.(a)	1,481,469	16,918,376
QuickLogic Corp.(a)(b)	668,988	1,873,166
Rambus Inc.(a)(b)	1,685,412	9,337,182
Richardson Electronics Ltd.	197,138	2,340,028
Rubicon Technology Inc.(a)(b)	258,105	2,472,646
Rudolph Technologies Inc.(a)(b)	491,189	5,157,484

Security	Shares	Value
Semtech Corp.(a)	998,576	$25,114,186
Sigma Designs Inc.(a)	502,632	3,322,398
Silicon Image Inc.(a)	1,271,369	5,835,584
Supertex Inc.(a)	158,262	2,829,725
Tessera Technologies Inc.	792,081	10,835,668
TriQuint Semiconductor Inc.(a)(b)	2,573,437	12,995,857
Ultra Clean Holdings Inc.(a)(b)	357,665	2,042,267
Ultratech Inc.(a)	400,210	12,558,590
Veeco Instruments Inc.(a)(b)	590,926	17,739,598
Volterra Semiconductor Corp.(a)	387,189	8,467,823

		586,147,655

SOFTWARE – 4.32%
Accelrys Inc.(a)	849,152	7,353,656
ACI Worldwide Inc.(a)(b)	605,585	25,592,022
Actuate Corp.(a)	752,648	5,291,115
Acxiom Corp.(a)	1,168,573	21,349,829
Advent Software Inc.(a)	479,873	11,790,480
American Software Inc. Class A	357,871	2,920,227
Aspen Technology Inc.(a)	1,425,979	36,861,557
athenahealth Inc.(a)(b)	546,289	50,132,942
Audience Inc.(a)	92,590	574,058
AVG Technologies(a)(b)	123,353	1,184,189
Avid Technology Inc.(a)	457,847	4,331,233
Blackbaud Inc.	687,211	16,438,087
Bottomline Technologies Inc.(a)	532,209	13,140,240
Callidus Software Inc.(a)(b)	529,528	2,610,573
CommVault Systems Inc.(a)(b)	680,661	39,954,801
Computer Programs and Systems Inc.	168,619	9,366,785
Cornerstone OnDemand Inc.(a)(b)	513,664	15,748,938
CSG Systems International Inc.(a)	519,481	11,683,128
Deltek Inc.(a)(b)	337,141	4,389,576
Demandware Inc.(a)(b)	100,134	3,179,254
Digi International Inc.(a)	393,197	3,994,882
E2open Inc.(a)	69,602	945,195
Ebix Inc.(b)	430,106	10,154,803
Eloqua Inc.(a)	142,262	2,809,674
Envestnet Inc.(a)	317,019	3,709,122
EPAM Systems Inc.(a)(b)	74,538	1,411,750
EPIQ Systems Inc.	482,715	6,478,035
ePocrates Inc.(a)(b)	284,946	3,319,621
Exa Corp.(a)	92,793	1,006,804
Fair Isaac Corp.	521,414	23,077,784
FalconStor Software Inc.(a)(b)	489,116	1,149,423
Geeknet Inc.(a)(b)	69,309	1,341,129
Glu Mobile Inc.(a)(b)	825,978	3,824,278
Greenway Medical Technologies Inc.(a)(b)	121,582	2,079,052
Guidance Software Inc.(a)(b)	218,825	2,463,970
Guidewire Software Inc.(a)(b)	295,604	9,178,504
Imperva Inc.(a)(b)	148,750	5,502,262
inContact Inc.(a)(b)	566,472	3,693,397
Infoblox Inc.(a)(b)	118,718	2,760,194
InnerWorkings Inc.(a)(b)	484,696	6,310,742
Innodata Inc.(a)	339,213	1,373,813
Interactive Intelligence Group Inc.(a)(b)	224,221	6,737,841
JDA Software Group Inc.(a)	648,038	20,594,648
Jive Software Inc.(a)(b)	247,087	3,881,737
ManTech International Corp. Class A(b)	353,158	8,475,792
Market Leader Inc.(a)(b)	337,549	2,261,578
MedAssets Inc.(a)	890,013	15,842,231
Medidata Solutions Inc.(a)	339,172	14,075,638
Mediware Information Systems(a)	54,618	1,196,680
MicroStrategy Inc. Class A(a)	130,195	17,455,244
Monotype Imaging Holdings Inc.(b)	558,352	8,704,708

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Omnicell Inc.(a)	513,054	$7,131,451
OPNET Technologies Inc.	228,189	7,774,399
Parametric Technology Corp.(a)	1,822,124	39,722,303
PDF Solutions Inc.(a)(b)	368,794	5,037,726
Pegasystems Inc.	262,691	7,628,547
Pervasive Software Inc.(a)	202,654	1,742,824
Progress Software Corp.(a)(b)	957,898	20,489,438
Proofpoint Inc.(a)(b)	96,937	1,439,514
PROS Holdings Inc.(a)	333,712	6,363,888
QAD Inc. Class A(a)	93,820	1,274,076
QLIK Technologies Inc.(a)(b)	1,301,180	29,159,444
Quality Systems Inc.	601,339	11,154,838
Quest Software Inc.(a)	845,633	23,677,724
RealPage Inc.(a)(b)	544,915	12,315,079
Rosetta Stone Inc.(a)(b)	163,958	2,090,465
Sapiens International Corp.(a)	209,859	763,887
Schawk Inc.	181,748	2,371,811
SciQuest Inc.(a)(b)	272,783	4,964,651
SeaChange International Inc.(a)	436,525	3,426,721
SS&C Technologies Holdings Inc.(a)	515,534	12,996,612
Synchronoss Technologies Inc.(a)(b)	422,009	9,664,006
SYNNEX Corp.(a)(b)	401,231	13,072,106
Take-Two Interactive Software Inc.(a)(b)	1,194,017	12,453,597
Tangoe Inc.(a)(b)	454,871	5,972,456
Tyler Technologies Inc.(a)	458,649	20,189,729
Ultimate Software Group Inc. (The)(a)	405,642	41,416,048
Verint Systems Inc.(a)(b)	332,958	9,136,368

		793,132,929

STORAGE & WAREHOUSING – 0.07%
Mobile Mini Inc.(a)(b)	583,828	9,755,766
Wesco Aircraft Holdings Inc.(a)(b)	269,939	3,687,367

		13,443,133

TELECOMMUNICATIONS – 3.11%
8x8 Inc.(a)(b)	1,079,728	7,083,016
ADTRAN Inc.	970,614	16,772,210
Anaren Inc.(a)(b)	212,305	4,243,977
Anixter International Inc.	429,029	24,652,006
ARRIS Group Inc.(a)	1,722,182	22,026,708
Aruba Networks Inc.(a)(b)	1,703,914	38,312,506
Atlantic Tele-Network Inc.	136,701	5,875,409
Aviat Networks Inc.(a)	940,920	2,239,390
Aware Inc.	193,598	1,219,667
Black Box Corp.	267,610	6,826,731
CalAmp Corp.(a)(b)	438,821	3,602,720
Calix Inc.(a)(b)	601,329	3,848,506
Cbeyond Inc.(a)	410,095	4,043,537
Ciena Corp.(a)(b)	1,509,712	20,532,083
Cincinnati Bell Inc.(a)(b)	3,013,104	17,174,693
Comtech Telecommunications Corp.	273,620	7,562,857
Comverse Technology Inc.(a)	3,337,847	20,527,759
Consolidated Communications Holdings Inc.	608,686	10,463,312
DigitalGlobe Inc.(a)(b)	551,799	11,251,182
EarthLink Inc.	1,612,911	11,483,926
Extreme Networks Inc.(a)(b)	1,438,054	4,803,100
Fairpoint Communications Inc.(a)(b)	313,177	2,367,618
Finisar Corp.(a)(b)	1,390,578	19,885,265
General Communication Inc. Class A(a)	564,595	5,533,031
GeoEye Inc.(a)(b)	231,694	6,123,672
Globecomm Systems Inc.(a)(b)	352,089	3,925,792
Harmonic Inc.(a)	1,795,067	8,149,604
Hawaiian Telcom Holdco Inc.(a)	156,850	2,780,951

Security	Shares	Value
Hickory Tech Corp.	207,246	$2,192,663
IDT Corp. Class B	231,753	2,380,103
Infinera Corp.(a)(b)	1,675,848	9,183,647
InterDigital Inc.(b)	675,820	25,194,570
Iridium Communications Inc.(a)(b)	758,607	5,553,003
Ixia(a)	643,556	10,341,945
KVH Industries Inc.(a)(b)	227,181	3,064,672
Leap Wireless International Inc.(a)(b)	824,366	5,622,176
LogMeIn Inc.(a)(b)	337,396	7,567,792
Loral Space & Communications Inc.	167,713	11,924,394
Lumos Networks Corp.	233,478	1,835,137
Neonode Inc.(a)	343,718	1,295,817
NeoPhotonics Corp.(a)(b)	299,294	1,747,877
NETGEAR Inc.(a)(b)	579,043	22,084,700
Neutral Tandem Inc.(a)	430,120	4,034,526
NTELOS Holdings Corp.	227,489	3,951,484
Numerex Corp. Class A(a)(b)	154,497	1,750,451
Oclaro Inc.(a)(b)	1,122,884	3,031,787
Oplink Communications Inc.(a)	289,638	4,790,613
ORBCOMM Inc.(a)(b)	550,507	2,058,896
ParkerVision Inc.(a)(b)	1,160,232	2,714,943
Plantronics Inc.	647,700	22,883,241
Preformed Line Products Co.	35,494	1,927,679
Premiere Global Services Inc.(a)	765,727	7,159,547
Primus Telecommunications Group Inc.	185,634	2,834,631
Procera Networks Inc.(a)(b)	294,226	6,914,311
RF Micro Devices Inc.(a)(b)	4,238,236	16,741,032
RigNet Inc.(a)	188,413	3,485,641
Shenandoah Telecommunications Co.	364,436	6,414,074
ShoreTel Inc.(a)(b)	739,443	3,024,322
Sonus Networks Inc.(a)	3,247,757	6,105,783
Sycamore Networks Inc.(a)	313,072	4,821,309
Symmetricom Inc.(a)	632,676	4,409,752
TeleNav Inc.(a)	250,336	1,494,506
Tellabs Inc.	5,579,584	19,751,727
Telular Corp.	253,788	2,512,501
TESSCO Technologies Inc.	82,666	1,750,039
Ubiquiti Networks Inc.(a)(b)	159,885	1,902,632
USA Mobility Inc.	284,479	3,376,766
ViaSat Inc.(a)(b)	571,954	21,379,641
Vonage Holdings Corp.(a)	2,028,686	4,625,404
Westell Technologies Inc. Class A(a)(b)	749,067	1,603,003

		570,749,965

TEXTILES – 0.14%
Culp Inc.	133,284	1,567,420
G&K Services Inc. Class A	287,325	8,996,146
UniFirst Corp.	220,522	14,728,664

		25,292,230

TOYS, GAMES & HOBBIES – 0.07%
JAKKS Pacific Inc.(b)	336,020	4,895,811
LeapFrog Enterprises Inc.(a)(b)	770,220	6,947,385

		11,843,196

TRANSPORTATION – 1.74%
Air Transport Services Group Inc.(a)	814,184	3,582,410
Arkansas Best Corp.	390,128	3,089,814
Atlas Air Worldwide Holdings Inc.(a)(b)	402,891	20,801,262
Bristow Group Inc.	544,691	27,534,130
CAI International Inc.(a)(b)	196,342	4,028,938
Celadon Group Inc.	307,015	4,933,731

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2012

Security	Shares	Value
Echo Global Logistics Inc.(a)(b)	225,350	$3,864,752
Forward Air Corp.	444,817	13,526,885
Frontline Ltd.(b)	790,528	3,035,628
GasLog Ltd.(a)	359,433	4,162,234
Genco Shipping & Trading Ltd.(a)(b)	482,608	1,775,997
Genesee & Wyoming Inc. Class A(a)(b)	674,843	45,120,003
GulfMark Offshore Inc. Class A(a)(b)	408,470	13,495,849
Heartland Express Inc.	733,653	9,801,604
Hub Group Inc. Class A(a)(b)	564,917	16,766,737
International Shipholding Corp.	84,376	1,423,423
Knight Transportation Inc.	884,928	12,654,470
Knightsbridge Tankers Ltd.(b)	373,396	2,445,744
Marten Transport Ltd.	237,780	4,177,795
Nordic American Tankers Ltd.(b)	808,024	8,144,882
Old Dominion Freight Line Inc.(a)	1,086,164	32,758,706
Overseas Shipholding Group Inc.(b)	378,215	2,496,219
Pacer International Inc.(a)(b)	538,147	2,141,825
Patriot Transportation Holding Inc.(a)(b)	97,710	2,724,155
PHI Inc.(a)(b)	198,843	6,255,601
Quality Distribution Inc.(a)(b)	326,285	3,018,136
RailAmerica Inc.(a)(b)	289,356	7,948,609
Rand Logistics Inc.(a)	269,953	2,032,746
Roadrunner Transportation Systems Inc.(a)(b)	196,256	3,175,422
Saia Inc.(a)	244,822	4,930,715
Scorpio Tankers Inc.(a)(b)	575,431	3,452,586
Ship Finance International Ltd.(b)	690,571	10,855,776
Swift Transportation Co.(a)(b)	1,206,381	10,399,004
Teekay Tankers Ltd. Class A(b)	962,347	3,599,178
Universal Truckload Services Inc.	84,519	1,349,768
Werner Enterprises Inc.	672,656	14,374,659
XPO Logistics Inc.(a)(b)	269,083	3,293,576

		319,172,969

TRUCKING & LEASING – 0.23%
AMERCO	132,246	14,065,685
Greenbrier Companies Inc. (The)(a)(b)	348,716	5,628,276
TAL International Group Inc.	444,487	15,103,668
Textainer Group Holdings Ltd.(b)	209,817	6,409,910
Willis Lease Finance Corp.(a)	83,474	1,030,069

		42,237,608

VENTURE CAPITAL – 0.09%
Fidus Investment Corp.(b)	180,176	3,008,939
GSV Capital Corp.(a)	295,209	2,547,654
Harris & Harris Group Inc.(a)(b)	477,936	1,811,378
Hercules Technology Growth Capital Inc.	758,638	8,352,604

		15,720,575

WATER – 0.30%
American States Water Co.	286,798	12,742,435
Artesian Resources Corp. Class A	114,215	2,653,215
California Water Service Group	637,859	11,896,070
Connecticut Water Service Inc.	132,616	4,230,450
Consolidated Water Co. Ltd.	223,458	1,847,998
Middlesex Water Co.	240,282	4,603,803
PICO Holdings Inc.(a)	347,612	7,932,506
SJW Corp.	215,492	5,464,877
York Water Co. (The)	196,915	3,611,421

		54,982,775

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $22,119,254,212)		$18,379,327,992

INVESTMENT COMPANIES – 0.01%

CLOSED-END FUNDS – 0.01%
Firsthand Technology Value Fund Inc.(a)	130,998	2,284,605

		2,284,605

TOTAL INVESTMENT COMPANIES
(Cost: $2,451,701)		2,284,605

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	144,927	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS – 16.37%

MONEY MARKET FUNDS – 16.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	2,791,343,562	2,791,343,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	196,566,140	196,566,140
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	17,663,369	17,663,369

		3,005,573,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,005,573,071)		3,005,573,071

TOTAL INVESTMENTS IN SECURITIES – 116.47%
(Cost: $25,127,278,984)		21,387,185,669

Other Assets, Less Liabilities – (16.47)%		(3,024,031,162)

NET ASSETS – 100.00%		$18,363,154,507

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 100.38%

ADVERTISING – 0.05%
MDC Partners Inc.	61,929	$764,204
Millennial Media Inc.(a)(b)	69,538	997,870

		1,762,074

AEROSPACE & DEFENSE – 0.94%
AeroVironment Inc.(a)	66,835	1,568,617
Astronics Corp.(a)	69,066	2,127,233
CPI Aerostructures Inc.(a)(b)	42,920	465,253
Cubic Corp.	55,781	2,792,397
GenCorp Inc.(a)	310,235	2,944,130
HEICO Corp.(b)	342,340	13,245,134
Kaman Corp.	171,016	6,132,634
LMI Aerospace Inc.(a)(b)	7,075	144,613
M/A-COM Technology Solutions Holdings Inc.(a)(b)	6,831	86,754
Moog Inc. Class A(a)	32,886	1,245,393
National Presto Industries Inc.(b)	3,260	237,589
SIFCO Industries Inc.	6,619	120,466
Teledyne Technologies Inc.(a)	82,911	5,255,728

		36,365,941

AGRICULTURE – 0.32%
Alico Inc.	10,064	314,299
Cadiz Inc.(a)(b)	78,079	758,147
Limoneira Co.(b)	53,350	983,240
Star Scientific Inc.(a)(b)	946,024	3,273,243
Tejon Ranch Co.(a)(b)	86,342	2,593,714
Vector Group Ltd.	271,601	4,505,867

		12,428,510

AIRLINES – 1.01%
Alaska Air Group Inc.(a)	438,248	15,364,975
Allegiant Travel Co.(a)	97,382	6,170,123
Hawaiian Holdings Inc.(a)	179,093	1,001,130
Republic Airways Holdings Inc.(a)	171,200	792,656
SkyWest Inc.	21,763	224,812
Spirit Airlines Inc.(a)	269,562	4,604,119
US Airways Group Inc.(a)(b)	1,054,866	11,033,898

		39,191,713

APPAREL – 1.55%
Cherokee Inc.	48,637	708,155
Crocs Inc.(a)	586,301	9,503,939
G-III Apparel Group Ltd.(a)(b)	13,441	482,532
Maidenform Brands Inc.(a)	110,156	2,255,995
Oxford Industries Inc.	91,079	5,141,410
R.G. Barry Corp.	51,434	758,137
Steven Madden Ltd.(a)	254,906	11,144,490
True Religion Apparel Inc.	167,271	3,567,891
Warnaco Group Inc. (The)(a)	234,329	12,161,675
Weyco Group Inc.	2,963	72,149
Wolverine World Wide Inc.	316,233	14,031,258

		59,827,631

Security	Shares	Value
AUTO MANUFACTURERS – 0.08%
Wabash National Corp.(a)	446,203	$3,181,427

		3,181,427

AUTO PARTS & EQUIPMENT – 0.87%
Commercial Vehicle Group Inc.(a)	157,033	1,154,193
Cooper Tire & Rubber Co.	351,635	6,744,359
Dana Holding Corp.	97,860	1,203,678
Dorman Products Inc.(a)	159,192	5,016,140
Fuel Systems Solutions Inc.(a)	20,104	345,588
Gentherm Inc.(a)	194,034	2,413,783
Meritor Inc.(a)	146,768	622,296
Tenneco Inc.(a)(b)	394,995	11,059,860
Titan International Inc.(b)	275,470	4,864,800
Tower International Inc.(a)	36,534	281,677

		33,706,374

BANKS – 0.63%
Arrow Financial Corp.	4,064	101,600
Bank of the Ozarks Inc.	138,589	4,777,163
Bridge Capital Holdings(a)	17,284	267,211
Cascade Bancorp(a)	3,701	19,541
Cass Information Systems Inc.	59,727	2,506,742
Eagle Bancorp Inc.(a)	6,142	102,694
FNB United Corp.(a)(b)	47,898	569,028
Pacific Capital Bancorp(a)	1,551	71,191
Penns Woods Bancorp Inc.	2,007	88,970
Texas Capital Bancshares Inc.(a)(b)	227,611	11,314,543
Westamerica Bancorp	99,627	4,687,451

		24,506,134

BEVERAGES – 0.40%
Boston Beer Co. Inc. (The) Class A(a)(b)	50,829	5,691,323
Coca-Cola Bottling Co. Consolidated	29,958	2,040,140
Craft Brew Alliance Inc.(a)(b)	28,137	220,876
Farmer Bros. Co.(a)	2,485	23,632
National Beverage Corp.(a)	72,680	1,101,829
Peet’s Coffee & Tea Inc.(a)	85,918	6,301,226

		15,379,026

BIOTECHNOLOGY – 4.28%
Acorda Therapeutics Inc.(a)	261,598	6,699,525
Aegerion Pharmaceuticals Inc.(a)(b)	161,502	2,393,460
Affymax Inc.(a)(b)	235,763	4,965,169
Agenus Inc.(a)	89,720	413,609
Alnylam Pharmaceuticals Inc.(a)	301,968	5,673,979
AMAG Pharmaceuticals Inc.(a)	111,854	1,984,290
Arena Pharmaceuticals Inc.(a)(b)	1,247,307	10,377,594
ArQule Inc.(a)	386,025	1,972,588
BioCryst Pharmaceuticals Inc.(a)	316,364	1,341,383
Biotime Inc.(a)(b)	196,441	825,052
Cambrex Corp.(a)	98,685	1,157,575
Celldex Therapeutics Inc.(a)(b)	386,349	2,433,999
Ceres Inc.(a)(b)	38,643	219,492
Coronado Biosciences Inc.(a)	114,566	595,743
Cubist Pharmaceuticals Inc.(a)(b)	412,043	19,646,210

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Curis Inc.(a)(b)	391,965	$1,622,735
Dendreon Corp.(a)(b)	975,729	4,712,771
Discovery Laboratories Inc.(a)	279,780	917,678
Dynavax Technologies Corp.(a)(b)	999,137	4,755,892
Emergent BioSolutions Inc.(a)	34,117	484,803
Exact Sciences Corp.(a)	413,862	4,556,621
Exelixis Inc.(a)(b)	1,191,922	5,745,064
GTx Inc.(a)	144,170	660,299
Halozyme Therapeutics Inc.(a)(b)	581,693	4,397,599
Harvard Bioscience Inc.(a)	11,805	49,935
ImmunoGen Inc.(a)(b)	423,672	6,185,611
Immunomedics Inc.(a)(b)	423,820	1,487,608
InterMune Inc.(a)(b)	238,856	2,142,538
Lexicon Pharmaceuticals Inc.(a)(b)	549,449	1,274,722
Ligand Pharmaceuticals Inc. Class B(a)(b)	114,342	1,960,965
Medicines Co. (The)(a)	357,883	9,236,960
Merrimack Pharmaceuticals Inc.(a)(b)	98,057	919,775
Momenta Pharmaceuticals Inc.(a)(b)	119,557	1,741,946
NewLink Genetics Corp.(a)(b)	81,516	1,323,005
Novavax Inc.(a)(b)	746,170	1,611,727
NPS Pharmaceuticals Inc.(a)(b)	373,668	3,456,429
Omeros Corp.(a)(b)	166,950	1,569,330
OncoGenex Pharmaceutical Inc.(a)	93,535	1,325,391
Oncothyreon Inc.(a)(b)	376,965	1,937,600
PDL BioPharma Inc.	783,213	6,022,908
Repligen Corp.(a)	178,908	1,066,292
RTI Biologics Inc.(a)	23,197	96,731
Sangamo BioSciences Inc.(a)	346,504	2,106,744
Seattle Genetics Inc.(a)(b)	618,830	16,677,469
Sequenom Inc.(a)(b)	572,993	2,022,665
Spectrum Pharmaceuticals Inc.(a)(b)	389,489	4,557,021
Sunesis Pharmaceuticals Inc.(a)(b)	174,440	985,586
Transcept Pharmaceuticals Inc.(a)	10,044	53,334
Trius Therapeutics Inc.(a)(b)	160,131	933,564
Verastem Inc.(a)(b)	40,872	383,788
Vical Inc.(a)(b)	458,342	1,980,037
XOMA Corp.(a)	386,564	1,426,421
ZIOPHARM Oncology Inc.(a)(b)	434,766	2,369,475

		165,458,707

BUILDING MATERIALS – 1.06%
AAON Inc.(b)	121,788	2,398,006
American DG Energy Inc.(a)(b)	142,324	368,619
Builders FirstSource Inc.(a)	289,313	1,501,535
Comfort Systems USA Inc.	70,875	774,664
Drew Industries Inc.(a)	60,053	1,814,201
Eagle Materials Inc.	294,471	13,622,228
Headwaters Inc.(a)	399,797	2,630,664
Nortek Inc.(a)	50,656	2,772,403
Patrick Industries Inc.(a)(b)	25,702	397,610
PGT Inc.(a)	63,233	207,404
Simpson Manufacturing Co. Inc.	26,294	752,534
Trex Co. Inc.(a)	96,947	3,307,832
USG Corp.(a)(b)	482,915	10,599,984

		41,147,684

CHEMICALS – 1.94%
Aceto Corp.	40,496	382,687
American Vanguard Corp.	180,573	6,283,940
Balchem Corp.	190,759	7,006,578
Chemtura Corp.(a)	446,535	7,689,333
Georgia Gulf Corp.	140,928	5,104,412
H.B. Fuller Co.	325,296	9,980,081

Security	Shares	Value
Hawkins Inc.(b)	59,994	$2,492,751
Innophos Holdings Inc.	141,595	6,865,942
Innospec Inc.(a)	18,475	626,672
KMG Chemicals Inc.	50,275	930,088
Landec Corp.(a)	41,123	470,858
Olin Corp.	357,255	7,763,151
OMNOVA Solutions Inc.(a)	302,803	2,292,219
PolyOne Corp.	458,750	7,601,488
Quaker Chemical Corp.	23,344	1,089,464
Stepan Co.	51,481	4,948,354
TPC Group Inc.(a)	61,336	2,503,122
Zep Inc.	59,185	894,877

		74,926,017

COAL – 0.13%
SunCoke Energy Inc.(a)	320,756	5,170,587

		5,170,587

COMMERCIAL SERVICES – 8.52%
Acacia Research Corp.(a)	323,921	8,878,675
Accretive Health Inc.(a)(b)	366,220	4,087,015
Advisory Board Co. (The)(a)(b)	223,443	10,687,279
American Public Education Inc.(a)(b)	117,285	4,272,693
American Reprographics Co.(a)	41,280	176,266
AMN Healthcare Services Inc.(a)	144,944	1,458,137
Arbitron Inc.	172,584	6,540,934
AVEO Pharmaceuticals Inc.(a)(b)	234,767	2,443,924
Avis Budget Group Inc.(a)(b)	691,165	10,630,118
Barrett Business Services Inc.	45,014	1,219,879
Bridgepoint Education Inc.(a)	113,686	1,153,913
Brink’s Co. (The)	307,530	7,900,446
Capella Education Co.(a)(b)	87,837	3,079,565
Cardtronics Inc.(a)	286,303	8,526,103
CDI Corp.	14,816	252,316
Chemed Corp.	124,973	8,659,379
Collectors Universe Inc.	34,514	484,231
Corporate Executive Board Co. (The)	218,354	11,710,325
CorVel Corp.(a)	39,313	1,759,257
CoStar Group Inc.(a)(b)	183,417	14,955,822
Deluxe Corp.	223,399	6,827,073
Dollar Thrifty Automotive Group Inc.(a)	95,844	8,331,719
Electro Rent Corp.	12,021	212,651
ExamWorks Group Inc.(a)(b)	36,078	538,284
ExlService Holdings Inc.(a)(b)	151,946	4,482,407
Forrester Research Inc.	91,896	2,643,848
Franklin Covey Co.(a)	62,742	752,904
Global Cash Access Inc.(a)	416,966	3,356,576
Grand Canyon Education Inc.(a)(b)	260,999	6,141,306
Great Lakes Dredge & Dock Corp.	42,636	328,297
Green Dot Corp. Class A(a)	156,240	1,910,815
H&E Equipment Services Inc.	102,776	1,245,645
Hackett Group Inc. (The)(a)	158,364	661,962
Healthcare Services Group Inc.	435,765	9,965,946
Heartland Payment Systems Inc.	251,825	7,977,816
Hill International Inc.(a)	10,157	44,285
HMS Holdings Corp.(a)	558,964	18,686,166
Huron Consulting Group Inc.(a)	148,805	5,181,390
Insperity Inc.	147,442	3,719,962
Intersections Inc.	39,095	412,061
K12 Inc.(a)(b)	173,378	3,502,236
Kenexa Corp.(a)	178,305	8,171,718
Kforce Inc.(a)	172,528	2,034,105
Landauer Inc.	61,558	3,676,244

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Mac-Gray Corp.	11,107	$148,945
Matthews International Corp. Class A	87,535	2,610,294
MAXIMUS Inc.	220,811	13,186,833
McGrath RentCorp	83,642	2,182,220
Medifast Inc.(a)	90,805	2,374,551
MoneyGram International Inc.(a)	39,317	587,396
Monro Muffler Brake Inc.	201,216	7,080,791
Multi-Color Corp.	5,438	125,944
National American University Holdings Inc.	30,430	152,150
National Research Corp.	16,213	815,027
Odyssey Marine Exploration Inc.(a)(b)	470,376	1,486,388
On Assignment Inc.(a)	278,985	5,557,381
PAREXEL International Corp.(a)	389,856	11,991,971
PDI Inc.(a)	6,020	47,979
Performant Financial Corp.(a)	31,988	343,231
Premier Exhibitions Inc.(a)	166,194	393,880
PRGX Global Inc.(a)	134,753	1,153,486
Providence Service Corp. (The)(a)	20,807	270,283
RPX Corp.(a)	124,968	1,400,891
ServiceSource International Inc.(a)(b)	322,358	3,307,393
Sotheby’s	154,140	4,855,410
Standard Parking Corp.(a)	100,625	2,257,019
Steiner Leisure Ltd.(a)	99,123	4,614,176
Strayer Education Inc.(b)	77,106	4,961,771
Team Health Holdings Inc.(a)	184,088	4,994,307
Team Inc.(a)	129,379	4,120,721
TMS International Corp.(a)	41,601	411,850
TNS Inc.(a)	159,763	2,388,457
Tree.com Inc.(a)	23,784	372,695
TrueBlue Inc.(a)	192,571	3,027,216
Universal Technical Institute Inc.	90,673	1,242,220
Valassis Communications Inc.(a)(b)	158,790	3,920,525
VistaPrint NV(a)(b)	222,246	7,589,701
Westway Group Inc.(a)	10,085	62,426
Wright Express Corp.(a)	252,986	17,638,184
Zillow Inc. Class A(a)(b)	22,654	955,546
Zipcar Inc.(a)(b)	143,055	1,112,968

		329,423,919

COMPUTERS – 2.46%
3D Systems Corp.(a)(b)	303,965	9,985,250
Acorn Energy Inc.(b)	115,180	1,027,406
CACI International Inc. Class A(a)	11,951	618,942
Carbonite Inc.(a)(b)	72,818	510,454
Computer Task Group Inc.(a)	75,361	1,219,341
Cray Inc.(a)	241,901	3,072,143
Datalink Corp.(a)	98,199	813,088
Digimarc Corp.(b)	45,634	1,015,356
Echelon Corp.(a)	131,167	503,681
Electronics For Imaging Inc.(a)	23,760	394,654
iGATE Corp.(a)	209,279	3,802,599
Immersion Corp.(a)	168,799	923,331
j2 Global Inc.	249,282	8,181,435
KEY Tronic Corp.(a)	12,304	122,056
Keyw Holding Corp. (The)(a)	51,023	637,788
LivePerson Inc.(a)(b)	358,440	6,491,348
Manhattan Associates Inc.(a)	132,555	7,591,425
Mattersight Corp.(a)	61,711	365,329
Maxwell Technologies Inc.(a)	187,371	1,521,453
Mentor Graphics Corp.(a)	326,135	5,048,570
MTS Systems Corp.	104,496	5,595,761
NetScout Systems Inc.(a)	239,842	6,118,369
Quantum Corp.(a)	91,901	147,961
RealD Inc.(a)(b)	246,118	2,200,295

Security	Shares	Value
Silicon Graphics International Corp.(a)	11,440	$104,104
Stratasys Inc.(a)(b)	138,491	7,533,910
Super Micro Computer Inc.(a)(b)	170,450	2,050,513
Synaptics Inc.(a)	219,552	5,273,639
Syntel Inc.	100,754	6,288,057
Unisys Corp.(a)(b)	146,300	3,045,966
Virtusa Corp.(a)	119,964	2,131,760
Vocera Communications Inc.(a)	19,733	609,947

		94,945,931

COSMETICS & PERSONAL CARE – 0.21%
Elizabeth Arden Inc.(a)(b)	140,482	6,636,370
Inter Parfums Inc.	75,423	1,380,241

		8,016,611

DISTRIBUTION & WHOLESALE – 1.54%
Beacon Roofing Supply Inc.(a)(b)	304,481	8,677,709
BlueLinx Holdings Inc.(a)	29,517	69,070
Core-Mark Holding Co. Inc.	12,022	578,378
Houston Wire & Cable Co.	41,262	443,979
MWI Veterinary Supply Inc.(a)	82,662	8,818,382
Owens & Minor Inc.	353,713	10,568,945
Pool Corp.	308,854	12,842,149
Rentrak Corp.(a)	36,010	609,649
Titan Machinery Inc.(a)(b)	110,125	2,233,335
United Stationers Inc.	15,001	390,326
Watsco Inc.	191,032	14,478,315

		59,710,237

DIVERSIFIED FINANCIAL SERVICES – 2.45%
BGC Partners Inc. Class A	640,327	3,137,602
Cohen & Steers Inc.(b)	119,945	3,552,771
Credit Acceptance Corp.(a)(b)	51,102	4,369,732
DFC Global Corp.(a)(b)	223,975	3,841,171
Diamond Hill Investment Group Inc.	17,247	1,322,500
Duff & Phelps Corp. Class A	55,057	749,326
Ellie Mae Inc.(a)	164,618	4,482,548
Encore Capital Group Inc.(a)	113,199	3,199,004
Epoch Holding Corp.	104,555	2,415,220
Evercore Partners Inc. Class A	16,833	454,491
Financial Engines Inc.(a)(b)	301,983	7,196,255
GAMCO Investors Inc. Class A	41,437	2,061,491
Greenhill & Co. Inc.	189,124	9,787,167
Higher One Holdings Inc.(a)(b)	210,437	2,836,691
Ladenburg Thalmann Financial Services Inc.(a)(b)	658,277	868,926
MarketAxess Holdings Inc.	237,626	7,508,982
MicroFinancial Inc.	20,590	188,399
Nationstar Mortgage Holdings Inc.(a)(b)	125,112	4,151,216
Netspend Holdings Inc.(a)	204,532	2,010,550
Ocwen Financial Corp.(a)	41,567	1,139,351
Portfolio Recovery Associates Inc.(a)	111,388	11,632,249
Pzena Investment Management Inc. Class A	41,259	214,959
Regional Management Corp.(a)	31,220	538,545
SeaCube Container Leasing Ltd.	9,728	182,400
Stifel Financial Corp.(a)	170,858	5,740,829
Teton Advisors Inc. Class B(a)	263	3,419
Virtus Investment Partners Inc.(a)	20,514	1,764,204
WageWorks Inc.(a)	25,925	452,391
Westwood Holdings Group Inc.	42,736	1,667,131
WisdomTree Investments Inc.(a)(b)	383,086	2,566,676
World Acceptance Corp.(a)(b)	67,812	4,573,919

		94,610,115

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
ELECTRIC – 0.10%
Ameresco Inc. Class A(a)(b)	98,708	$1,165,742
Atlantic Power Corp.	62,976	942,121
EnerNOC Inc.(a)	61,093	792,987
Ormat Technologies Inc.	32,183	603,431
Otter Tail Corp.	14,304	341,293

		3,845,574

ELECTRICAL COMPONENTS & EQUIPMENT – 1.41%
Acuity Brands Inc.	275,643	17,445,446
American Superconductor Corp.(a)	26,409	109,597
Belden Inc.	263,022	9,700,251
Capstone Turbine Corp.(a)(b)	1,963,131	1,963,131
Coleman Cable Inc.	56,170	541,479
EnerSys Inc.(a)	113,458	4,003,933
Generac Holdings Inc.	72,641	1,662,753
Graham Corp.	63,961	1,155,775
Insteel Industries Inc.	6,891	80,831
Littelfuse Inc.	127,604	7,214,730
Powell Industries Inc.(a)	24,678	954,298
SunPower Corp.(a)(b)	118,313	533,592
Universal Display Corp.(a)(b)	259,093	8,907,617
Vicor Corp.	23,267	155,191

		54,428,624

ELECTRONICS – 2.24%
American Science and Engineering Inc.	9,951	652,885
Analogic Corp.	79,523	6,216,313
Badger Meter Inc.(b)	94,480	3,438,127
Coherent Inc.(a)	45,260	2,075,624
Cymer Inc.(a)	62,004	3,165,924
Daktronics Inc.	56,836	540,510
ESCO Technologies Inc.	56,284	2,186,633
FARO Technologies Inc.(a)(b)	109,825	4,537,969
FEI Co.	231,670	12,394,345
Fluidigm Corp.(a)	157,947	2,685,099
GSI Group Inc.(a)	10,391	92,584
II-VI Inc.(a)	290,549	5,526,242
InvenSense Inc.(a)(b)	238,379	2,848,629
Measurement Specialties Inc.(a)	87,161	2,874,570
Mesa Laboratories Inc.	16,705	808,188
Multi-Fineline Electronix Inc.(a)	11,768	265,368
NVE Corp.(a)	31,028	1,836,547
OSI Systems Inc.(a)	128,961	10,038,324
Plexus Corp.(a)	99,884	3,025,486
Rogers Corp.(a)	44,318	1,877,311
Sypris Solutions Inc.	45,778	326,855
Taser International Inc.(a)	365,462	2,203,736
Woodward Inc.	450,025	15,291,850
Zagg Inc.(a)(b)	163,721	1,396,540
Zygo Corp.(a)	19,772	361,630

		86,667,289

ENERGY – ALTERNATE SOURCES – 0.29%
Clean Energy Fuels Corp.(a)(b)	430,687	5,672,148
Enphase Energy Inc.(a)	40,654	168,308
FuelCell Energy Inc.(a)	253,817	223,359

Security	Shares	Value
Gevo Inc.(a)(b)	180,178	$383,779
KiOR Inc. Class A(a)(b)	169,741	1,578,591
Renewable Energy Group Inc.(a)(b)	11,595	77,107
REX American Resources Corp.(a)	4,354	78,416
Saratoga Resources Inc.(a)(b)	131,449	720,340
Solazyme Inc.(a)(b)	213,694	2,453,207

		11,355,255

ENGINEERING & CONSTRUCTION – 0.51%
Aegion Corp.(a)	35,734	684,663
Argan Inc.	14,026	244,754
Dycom Industries Inc.(a)	191,103	2,748,061
Exponent Inc.(a)	87,045	4,969,399
MasTec Inc.(a)(b)	356,403	7,021,139
Mistras Group Inc.(a)(b)	102,154	2,369,973
MYR Group Inc.(a)	72,827	1,452,899
Sterling Construction Co. Inc.(a)	11,054	110,319

		19,601,207

ENTERTAINMENT – 1.08%
Carmike Cinemas Inc.(a)	36,394	409,433
Churchill Downs Inc.	28,315	1,775,917
Lions Gate Entertainment Corp.(a)(b)	551,134	8,415,816
Multimedia Games Holding Co. Inc.(a)	178,989	2,815,497
National CineMedia Inc.	123,777	2,026,229
Pinnacle Entertainment Inc.(a)	27,239	333,678
Scientific Games Corp. Class A(a)	48,126	398,002
Shuffle Master Inc.(a)	356,374	5,634,273
Six Flags Entertainment Corp.	257,569	15,145,057
Vail Resorts Inc.	82,359	4,747,996

		41,701,898

ENVIRONMENTAL CONTROL – 0.85%
ADA-ES Inc.(a)(b)	57,878	1,366,500
Calgon Carbon Corp.(a)	311,275	4,454,345
Casella Waste Systems Inc. Class A(a)	10,845	46,417
CECO Environmental Corp.	39,155	382,544
Darling International Inc.(a)	232,525	4,252,882
EnergySolutions Inc.(a)	139,641	381,220
GSE Holding Inc.(a)(b)	51,951	407,815
Heckmann Corp.(a)(b)	59,453	249,703
Heritage-Crystal Clean Inc.(a)(b)	49,502	982,615
Met-Pro Corp.	7,479	66,937
Mine Safety Appliances Co.	179,794	6,700,923
Rentech Inc.(a)(b)	971,272	2,389,329
Tetra Tech Inc.(a)	335,424	8,808,234
TRC Companies Inc.(a)	83,616	628,792
US Ecology Inc.	73,905	1,594,870

		32,713,126

FOOD – 2.62%
Annie’s Inc.(a)(b)	22,653	1,015,761
Arden Group Inc. Class A	4,820	467,636
B&G Foods Inc. Class A	314,004	9,517,461
Cal-Maine Foods Inc.	81,136	3,646,252
Calavo Growers Inc.	78,168	1,954,200
Chefs’ Warehouse Inc. (The)(a)	70,766	1,159,147
Hain Celestial Group Inc.(a)	239,424	15,083,712
Harris Teeter Supermarkets Inc.	38,932	1,512,119
Inventure Foods Inc.(a)	84,424	480,373

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
J&J Snack Foods Corp.	96,738	$5,545,990
Lancaster Colony Corp.	119,920	8,784,140
Lifeway Foods Inc.	29,890	283,955
Pilgrim’s Pride Corp.(a)(b)	321,960	1,645,216
Post Holdings Inc.(a)(b)	126,434	3,800,606
Sanderson Farms Inc.	149,739	6,643,919
Snyders-Lance Inc.	255,965	6,399,125
SUPERVALU Inc.(b)	1,040,766	2,508,246
Tootsie Roll Industries Inc.(b)	144,459	3,897,504
TreeHouse Foods Inc.(a)	158,070	8,298,675
United Natural Foods Inc.(a)	317,650	18,566,642

		101,210,679

FOREST PRODUCTS & PAPER – 0.64%
Buckeye Technologies Inc.	149,547	4,794,477
Clearwater Paper Corp.(a)	121,081	5,001,856
Deltic Timber Corp.	70,784	4,619,364
Neenah Paper Inc.	63,089	1,806,869
Orchids Paper Products Co.	17,849	321,996
P.H. Glatfelter Co.	46,305	824,692
Schweitzer-Mauduit International Inc.	149,541	4,933,357
Wausau Paper Corp.	273,661	2,534,101

		24,836,712

GAS – 0.09%
Piedmont Natural Gas Co.	38,735	1,258,113
South Jersey Industries Inc.	43,476	2,301,184

		3,559,297

HAND & MACHINE TOOLS – 0.23%
Franklin Electric Co. Inc.	144,503	8,740,986

		8,740,986

HEALTH CARE – PRODUCTS – 5.37%
Abaxis Inc.(a)	140,609	5,050,675
ABIOMED Inc.(a)(b)	216,787	4,550,359
Accuray Inc.(a)(b)	465,045	3,292,519
ArthroCare Corp.(a)	148,566	4,813,538
AtriCure Inc.(a)(b)	93,858	698,304
Atrion Corp.	10,151	2,248,446
BG Medicine Inc.(a)(b)	69,558	255,973
Cantel Medical Corp.	137,859	3,733,222
Cardiovascular Systems Inc.(a)(b)	107,923	1,247,590
Cepheid Inc.(a)(b)	426,759	14,727,453
Cerus Corp.(a)(b)	310,330	1,055,122
Conceptus Inc.(a)(b)	203,958	4,142,387
Cyberonics Inc.(a)	178,985	9,382,394
Cynosure Inc. Class A(a)	31,180	822,528
DexCom Inc.(a)(b)	444,349	6,678,565
Endologix Inc.(a)	358,435	4,953,572
EnteroMedics Inc.(a)(b)	163,647	597,312
Exactech Inc.(a)	12,879	229,633
Female Health Co. (The)(b)	123,481	882,889
Genomic Health Inc.(a)(b)	104,509	3,625,417
Globus Medical Inc.(a)	47,092	849,069
Haemonetics Corp.(a)(b)	164,788	13,215,998
Hansen Medical Inc.(a)(b)	353,483	689,292
HeartWare International Inc.(a)(b)	91,804	8,674,560
ICU Medical Inc.(a)(b)	73,947	4,472,315
ImmunoCellular Therapeutics Ltd.(a)(b)	256,345	720,329

Security	Shares	Value
Insulet Corp.(a)(b)	311,384	$6,719,667
Integra LifeSciences Holdings Corp.(a)	72,987	2,999,766
IRIS International Inc.(a)	105,008	2,049,756
Luminex Corp.(a)(b)	272,395	5,295,359
MAKO Surgical Corp.(a)(b)	233,956	4,073,174
Masimo Corp.(a)	324,769	7,852,914
Merge Healthcare Inc.(a)(b)	293,002	1,122,198
Meridian Bioscience Inc.	267,303	5,126,872
Merit Medical Systems Inc.(a)	15,907	237,492
Natus Medical Inc.(a)	116,110	1,517,558
Navidea Biopharmaceuticals Inc.(a)(b)	633,085	1,740,984
NuVasive Inc.(a)	68,564	1,570,801
NxStage Medical Inc.(a)	319,040	4,214,518
OraSure Technologies Inc.(a)(b)	355,105	3,948,768
Orthofix International NV(a)	97,384	4,357,934
PhotoMedex Inc.(a)(b)	71,313	1,002,661
PSS World Medical Inc.(a)	327,663	7,464,163
Quidel Corp.(a)(b)	184,354	3,489,821
Rochester Medical Corp.(a)	59,996	708,553
Rockwell Medical Technologies Inc.(a)(b)	127,546	1,042,051
Spectranetics Corp.(a)	224,734	3,314,826
Staar Surgical Co.(a)(b)	233,388	1,764,413
Steris Corp.	276,492	9,807,171
SurModics Inc.(a)	19,270	389,639
Symmetry Medical Inc.(a)	73,559	727,499
Tornier NV(a)(b)	67,935	1,287,368
Unilife Corp.(a)(b)	519,609	1,621,180
Utah Medical Products Inc.	21,165	719,398
Vascular Solutions Inc.(a)	107,856	1,597,347
Volcano Corp.(a)(b)	347,213	9,919,875
West Pharmaceutical Services Inc.	140,676	7,465,675
Young Innovations Inc.	15,684	613,244
Zeltiq Aesthetics Inc.(a)(b)	44,740	252,334

		207,624,440

HEALTH CARE – SERVICES – 2.06%
Acadia Healthcare Co. Inc.(a)(b)	150,465	3,588,590
Air Methods Corp.(a)(b)	83,385	9,953,667
AmSurg Corp.(a)	68,261	1,937,247
Bio-Reference Laboratories Inc.(a)(b)	159,706	4,564,398
Capital Senior Living Corp.(a)	159,818	2,312,567
Centene Corp.(a)	334,875	12,527,674
Emeritus Corp.(a)(b)	200,180	4,191,769
Ensign Group Inc. (The)	71,200	2,179,076
HealthSouth Corp.(a)	524,629	12,622,574
IPC The Hospitalist Co. Inc.(a)(b)	107,511	4,913,253
LHC Group Inc.(a)	5,947	109,841
Magellan Health Services Inc.(a)	9,199	474,760
Metropolitan Health Networks Inc.(a)	288,610	2,695,617
Molina Healthcare Inc.(a)	15,899	399,860
Skilled Healthcare Group Inc. Class A(a)	114,810	738,228
Sunrise Senior Living Inc.(a)	304,319	4,342,632
U.S. Physical Therapy Inc.	77,386	2,138,175
Vanguard Health Systems Inc.(a)	180,926	2,238,055
WellCare Health Plans Inc.(a)	135,211	7,646,182

		79,574,165

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Horizon Pharma Inc.(a)	124,130	430,731
Main Street Capital Corp.	14,655	432,469
Primoris Services Corp.	52,129	680,284

		1,543,484

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
HOME BUILDERS – 0.24%
Cavco Industries Inc.(a)	41,048	$1,883,692
Meritage Homes Corp.(a)	47,897	1,821,523
Ryland Group Inc. (The)	163,494	4,904,820
Winnebago Industries Inc.(a)	53,041	669,908

		9,279,943

HOME FURNISHINGS – 0.64%
American Woodmark Corp.(a)	10,316	206,011
DTS Inc.(a)	119,868	2,790,527
Ethan Allen Interiors Inc.	136,975	3,002,492
La-Z-Boy Inc.(a)	98,192	1,436,549
Select Comfort Corp.(a)	368,450	11,624,597
Skullcandy Inc.(a)(b)	104,070	1,430,963
TiVo Inc.(a)(b)	406,266	4,237,354

		24,728,493

HOUSEHOLD PRODUCTS & WARES – 0.59%
A.T. Cross Co. Class A(a)	57,925	577,512
ACCO Brands Corp.(a)	337,708	2,191,725
American Greetings Corp. Class A(b)	15,563	261,458
Blyth Inc.	68,001	1,767,346
Central Garden & Pet Co. Class A(a)	37,520	453,242
Prestige Brands Holdings Inc.(a)	216,230	3,667,261
Spectrum Brands Holdings Inc.(a)	124,885	4,996,649
Tumi Holdings Inc.(a)(b)	139,482	3,283,406
WD-40 Co.	103,206	5,432,764

		22,631,363

HOUSEWARES – 0.05%
Libbey Inc.(a)	131,883	2,081,114

		2,081,114

INSURANCE – 0.29%
American Safety Insurance Holdings Ltd.(a)	5,710	106,720
AmTrust Financial Services Inc.	26,285	673,422
Donegal Group Inc. Class A	3,064	43,019
eHealth Inc.(a)	128,640	2,414,573
First American Financial Corp.	62,177	1,347,376
Flagstone Reinsurance Holdings SA	22,799	195,843
Greenlight Capital Re Ltd. Class A(a)	50,434	1,248,241
Hallmark Financial Services Inc.(a)	6,394	52,047
Homeowners Choice Inc.	9,517	223,649
Meadowbrook Insurance Group Inc.	23,750	182,638
Montpelier Re Holdings Ltd.	40,965	906,555
Navigators Group Inc. (The)(a)	27,091	1,333,554
State Auto Financial Corp.	14,268	233,853
Tower Group Inc.	122,970	2,384,388
Universal Insurance Holdings Inc.	14,901	57,369

		11,403,247

INTERNET – 3.98%
1-800-FLOWERS.COM Inc.(a)	10,178	37,964
Active Network Inc. (The)(a)(b)	252,542	3,164,351
Ambient Corp.(a)(b)	17,795	93,602
Ancestry.com Inc.(a)(b)	187,561	5,641,835
Angie’s List Inc.(a)(b)	231,533	2,449,619
Bankrate Inc.(a)	263,097	4,099,051

Security	Shares	Value
Bazaarvoice Inc.(a)(b)	63,487	$961,828
Blucora Inc.(a)	39,835	709,461
Blue Nile Inc.(a)(b)	80,932	3,001,768
Boingo Wireless Inc.(a)(b)	101,631	806,950
Brightcove Inc.(a)(b)	36,167	422,431
BroadSoft Inc.(a)	178,212	7,310,256
CafePress Inc.(a)(b)	29,690	270,476
Cogent Communications Group Inc.(b)	305,657	7,027,054
comScore Inc.(a)	229,864	3,505,426
Constant Contact Inc.(a)(b)	197,994	3,445,096
DealerTrack Holdings Inc.(a)	246,595	6,867,671
Dice Holdings Inc.(a)(b)	298,262	2,511,366
Envivio Inc.(a)	14,232	31,310
ExactTarget Inc.(a)(b)	62,727	1,519,248
Global Sources Ltd.(a)(b)	18,569	121,813
HealthStream Inc.(a)(b)	127,289	3,622,645
ICG Group Inc.(a)	19,749	200,650
Internap Network Services Corp.(a)	172,764	1,217,986
iPass Inc.(a)	310,184	682,405
Kayak Software Corp.(a)	16,051	567,082
Lionbridge Technologies Inc.(a)(b)	362,261	1,275,159
Liquidity Services Inc.(a)(b)	153,338	7,699,101
magicJack VocalTec Ltd.(a)(b)	67,278	1,650,329
MeetMe Inc.(a)(b)	19,619	55,914
Move Inc.(a)	255,812	2,205,099
NIC Inc.	421,011	6,230,963
NutriSystem Inc.	186,814	1,967,151
OpenTable Inc.(a)(b)	147,079	6,118,486
Orbitz Worldwide Inc.(a)	148,641	379,035
Overstock.com Inc.(a)(b)	74,551	772,348
Perficient Inc.(a)	161,985	1,955,159
ReachLocal Inc.(a)(b)	65,462	820,894
Responsys Inc.(a)(b)	233,317	2,386,833
Saba Software Inc.(a)	196,758	1,965,612
Sapient Corp.(a)	800,342	8,531,646
Shutterfly Inc.(a)(b)	57,758	1,797,429
Sourcefire Inc.(a)(b)	191,775	9,402,728
Spark Networks Inc.(a)(b)	74,214	454,190
SPS Commerce Inc.(a)(b)	80,076	3,080,524
Stamps.com Inc.(a)	93,012	2,152,298
Support.com Inc.(a)	220,273	931,755
Synacor Inc.(a)	41,233	312,546
Towerstream Corp.(a)(b)	305,472	1,240,216
Travelzoo Inc.(a)(b)	45,929	1,082,547
Unwired Planet Inc.(a)(b)	160,324	307,822
US Auto Parts Network Inc.(a)(b)	95,416	330,139
ValueClick Inc.(a)(b)	293,811	5,050,611
Vasco Data Security International Inc.(a)(b)	81,839	767,650
VirnetX Holding Corp.(a)(b)	273,968	6,967,006
Vitacost.com Inc.(a)	141,643	960,340
Vocus Inc.(a)(b)	135,422	2,716,565
Web.com Group Inc.(a)(b)	227,804	4,089,082
Websense Inc.(a)	241,661	3,781,995
XO Group Inc.(a)	168,415	1,406,265
Yelp Inc.(a)(b)	54,295	1,468,680
Zix Corp.(a)(b)	389,728	1,118,519

		153,721,980

IRON & STEEL – 0.02%
AK Steel Holding Corp.	116,987	561,537
Metals USA Holdings Corp.(a)	18,602	248,709

		810,246

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
LEISURE TIME – 0.91%
Arctic Cat Inc.(a)	82,573	$3,423,477
Brunswick Corp.	580,808	13,143,685
Interval Leisure Group Inc.	251,638	4,763,507
Life Time Fitness Inc.(a)(b)	258,144	11,807,506
Marine Products Corp.(b)	38,809	231,302
Town Sports International Holdings Inc.(a)	152,834	1,890,557

		35,260,034

LODGING – 0.28%
Ameristar Casinos Inc.	186,931	3,327,372
Boyd Gaming Corp.(a)	26,503	187,111
Caesars Entertainment Corp.(a)(b)	217,362	1,478,061
Morgans Hotel Group Co.(a)(b)	64,164	411,933
MTR Gaming Group Inc.(a)	145,723	613,494
Ryman Hospitality Properties Inc.	124,585	4,924,845

		10,942,816
MACHINERY – 2.09%
Altra Holdings Inc.(b)	94,746	1,724,377
Applied Industrial Technologies Inc.	253,289	10,493,763
Cascade Corp.	3,450	188,853
Chart Industries Inc.(a)(b)	194,443	14,359,616
Cognex Corp.	277,989	9,612,860
DXP Enterprises Inc.(a)	57,673	2,755,039
Flow International Corp.(a)	66,370	245,569
Gorman-Rupp Co. (The)	99,239	2,679,453
Intermec Inc.(a)	49,423	306,917
iRobot Corp.(a)	178,544	4,063,661
Lindsay Corp.	82,995	5,973,150
Middleby Corp. (The)(a)	121,748	14,078,939
Robbins & Myers Inc.	102,535	6,111,086
Sauer-Danfoss Inc.	76,374	3,070,999
Tennant Co.	123,205	5,275,638

		80,939,920

MANUFACTURING – 2.55%
A.O. Smith Corp.	69,775	4,014,854
Actuant Corp. Class A	90,923	2,602,216
AZZ Inc.	163,976	6,227,808
Blount International Inc.(a)(b)	317,708	4,181,037
CLARCOR Inc.	327,053	14,596,375
EnPro Industries Inc.(a)	70,719	2,546,591
Federal Signal Corp.(a)	39,724	251,056
GP Strategies Corp.(a)	86,428	1,669,789
Handy & Harman Ltd.(a)	30,804	455,283
Hexcel Corp.(a)(b)	648,125	15,567,963
Hillenbrand Inc.	359,254	6,534,830
John Bean Technologies Corp.	189,420	3,093,229
Koppers Holdings Inc.	134,745	4,706,643
LSB Industries Inc.(a)	70,860	3,108,628
Movado Group Inc.	8,273	278,966
Myers Industries Inc.	218,028	3,405,597
Park-Ohio Holdings Corp.(a)	52,217	1,131,542
Proto Labs Inc.(a)(b)	32,315	1,092,893
Raven Industries Inc.	235,392	6,927,587
Smith & Wesson Holding Corp.(a)(b)	422,568	4,652,474
Standex International Corp.	18,629	828,059
Sturm, Ruger & Co. Inc.(b)	124,201	6,146,708
TriMas Corp.(a)(b)	192,856	4,649,758

		98,669,886

Security	Shares	Value
MEDIA – 0.14%
Beasley Broadcast Group Inc. Class A(a)(b)	2,740	$13,371
Belo Corp. Class A	220,205	1,724,205
Crown Media Holdings Inc. Class A(a)(b)	56,227	93,899
Demand Media Inc.(a)	143,505	1,559,899
Dial Global Inc.(a)(b)	13,673	37,054
Nexstar Broadcasting Group Inc.(a)	18,222	193,518
Outdoor Channel Holdings Inc.	28,368	206,519
Sinclair Broadcast Group Inc. Class A	26,946	302,065
Value Line Inc.(b)	7,937	77,465
World Wrestling Entertainment Inc. Class A	159,954	1,287,630

		5,495,625

METAL FABRICATE & HARDWARE – 0.52%
CIRCOR International Inc.	8,375	316,156
Dynamic Materials Corp.	31,789	477,471
Haynes International Inc.	66,122	3,448,262
Mueller Industries Inc.	28,446	1,293,440
Mueller Water Products Inc. Class A	670,557	3,285,729
Omega Flex Inc.(a)(b)	17,982	190,789
RBC Bearings Inc.(a)	144,456	6,948,334
Rexnord Corp.(a)	40,457	737,126
Sun Hydraulics Corp.	134,701	3,579,006

		20,276,313

MINING – 0.67%
AMCOL International Corp.	154,046	5,219,078
Coeur d’Alene Mines Corp.(a)	240,062	6,920,987
General Moly Inc.(a)(b)	67,010	212,422
Globe Specialty Metals Inc.	27,858	423,999
Gold Reserve Inc.(a)	42,818	138,730
Gold Resource Corp.(b)	193,532	4,151,261
Materion Corp.	11,811	281,102
Midway Gold Corp.(a)(b)	826,698	1,355,785
Noranda Aluminium Holding Corp.	214,187	1,432,911
Paramount Gold and Silver Corp.(a)(b)	842,007	2,239,739
United States Antimony Corp.(a)(b)	345,687	674,090
United States Lime & Minerals Inc.(a)(b)	10,542	508,230
Uranerz Energy Corp.(a)(b)	425,816	694,080
Uranium Energy Corp.(a)(b)	257,130	671,109
US Silica Holdings Inc.(a)(b)	75,693	1,026,397

		25,949,920

OFFICE FURNISHINGS – 0.60%
CompX International Inc.	824	12,508
Herman Miller Inc.	379,757	7,382,476
HNI Corp.	280,211	7,148,182
Interface Inc.	379,938	5,018,981
Knoll Inc.	217,966	3,040,626
Steelcase Inc. Class A	67,749	667,328

		23,270,101

OIL & GAS – 3.65%
Abraxas Petroleum Corp.(a)(b)	530,694	1,220,596
Alon USA Energy Inc.	50,374	690,124
Apco Oil and Gas International Inc.	58,738	945,094

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Approach Resources Inc.(a)	216,671	$6,528,297
Arabian American Development Co.(a)	128,414	1,257,173
Berry Petroleum Co. Class A	340,143	13,820,010
Bonanza Creek Energy Inc.(a)(b)	9,902	233,291
BPZ Resources Inc.(a)(b)	202,918	580,346
Carrizo Oil & Gas Inc.(a)(b)	221,252	5,533,513
Clayton Williams Energy Inc.(a)(b)	3,618	187,738
Contango Oil & Gas Co.(a)	75,972	3,733,264
CREDO Petroleum Corp.(a)	28,403	411,559
CVR Energy Inc.(a)(b)	72,836	2,676,723
Endeavour International Corp.(a)(b)	280,646	2,713,847
Energy XXI (Bermuda) Ltd.(b)	373,401	13,050,365
Evolution Petroleum Corp.(a)(b)	106,636	861,619
FX Energy Inc.(a)(b)	347,017	2,588,747
Goodrich Petroleum Corp.(a)(b)	170,948	2,160,783
Gulfport Energy Corp.(a)	122,469	3,828,381
Halcon Resources Corp.(a)	633,041	4,640,191
Harvest Natural Resources Inc.(a)	13,661	121,856
Isramco Inc.(a)(b)	6,573	762,468
Kodiak Oil & Gas Corp.(a)(b)	1,711,414	16,018,835
Magnum Hunter Resources Corp.(a)(b)	332,674	1,477,073
Matador Resources Co.(a)	75,433	783,749
Midstates Petroleum Co. Inc.(a)	70,894	613,233
Northern Oil and Gas Inc.(a)	413,663	7,028,134
Oasis Petroleum Inc.(a)(b)	519,049	15,296,374
Panhandle Oil and Gas Inc.	44,890	1,376,776
Rosetta Resources Inc.(a)(b)	343,587	16,457,817
Sanchez Energy Corp.(a)(b)	74,464	1,521,300
Synergy Resources Corp.(a)	13,840	57,713
VAALCO Energy Inc.(a)(b)	377,179	3,224,880
Venoco Inc.(a)(b)	189,505	2,251,319
W&T Offshore Inc.	15,846	297,588
Warren Resources Inc.(a)	91,696	278,756
Western Refining Inc.(b)	219,651	5,750,463
ZaZa Energy Corp.(a)	73,787	219,147

		141,199,142

OIL & GAS SERVICES – 1.72%
C&J Energy Services Inc.(a)(b)	90,444	1,799,836
Dril-Quip Inc.(a)	261,330	18,784,400
Edgen Group Inc.(a)	24,353	188,736
Flotek Industries Inc.(a)	323,218	4,095,172
Forum Energy Technologies Inc.(a)(b)	144,926	3,524,600
Geospace Technologies Corp.(a)	41,474	5,076,832
Global Geophysical Services Inc.(a)(b)	125,106	689,334
ION Geophysical Corp.(a)(b)	861,701	5,980,205
Lufkin Industries Inc.	218,573	11,763,599
Matrix Service Co.(a)	32,024	338,494
Mitcham Industries Inc.(a)(b)	51,951	827,579
Pioneer Energy Services Corp.(a)	82,646	643,812
Targa Resources Corp.	188,232	9,475,599
TGC Industries Inc.(a)	93,892	676,022
Thermon Group Holdings Inc.(a)(b)	96,749	2,417,758
Willbros Group Inc.(a)(b)	58,718	315,316

		66,597,294

PACKAGING & CONTAINERS – 0.04%
AEP Industries Inc.(a)	26,810	1,624,418

		1,624,418

PHARMACEUTICALS – 7.20%
Achillion Pharmaceuticals Inc.(a)(b)	389,354	4,053,175

Security	Shares	Value
Acura Pharmaceuticals Inc.(a)(b)	78,797	$137,107
Akorn Inc.(a)(b)	371,949	4,917,166
Align Technology Inc.(a)(b)	467,569	17,286,026
Alkermes PLC(a)	795,073	16,497,765
Allos Therapeutics Inc. Escrow(a)(c)	404,624	4
Amicus Therapeutics Inc.(a)	194,070	1,009,164
Ampio Pharmaceuticals Inc.(a)(b)	166,110	647,829
Anacor Pharmaceuticals Inc.(a)	92,638	609,558
Anika Therapeutics Inc.(a)	75,836	1,139,057
Antares Pharma Inc.(a)(b)	595,164	2,594,915
Array BioPharma Inc.(a)	584,136	3,423,037
Auxilium Pharmaceuticals Inc.(a)	314,034	7,681,272
AVANIR Pharmaceuticals Inc. Class A(a)(b)	814,201	2,605,443
BioDelivery Sciences International Inc.(a)	137,366	868,153
BioScrip Inc.(a)	77,392	705,041
BioSpecifics Technologies Corp.(a)	31,806	617,673
Cadence Pharmaceuticals Inc.(a)(b)	386,969	1,516,918
Cempra Inc.(a)(b)	27,552	205,262
ChemoCentryx Inc.(a)(b)	35,083	408,015
Clovis Oncology Inc.(a)(b)	90,259	1,845,797
Corcept Therapeutics Inc.(a)(b)	318,414	888,375
Cumberland Pharmaceuticals Inc.(a)(b)	42,726	276,010
Cytori Therapeutics Inc.(a)(b)	278,307	1,227,334
Depomed Inc.(a)(b)	366,675	2,167,049
Derma Sciences Inc.(a)	3,597	37,337
Durata Therapeutics Inc.(a)	43,966	413,280
Dusa Pharmaceuticals Inc.(a)(b)	143,061	971,384
Dyax Corp.(a)	635,544	1,652,414
Endocyte Inc.(a)(b)	195,255	1,946,692
Furiex Pharmaceuticals Inc.(a)(b)	47,392	904,239
Hi-Tech Pharmacal Co. Inc.(a)	26,550	879,071
Hyperion Therapeutics Inc.(a)	18,049	191,861
Idenix Pharmaceuticals Inc.(a)(b)	517,867	2,366,652
Impax Laboratories Inc.(a)(b)	436,695	11,336,602
Infinity Pharmaceuticals Inc.(a)(b)	157,080	3,699,234
Ironwood Pharmaceuticals Inc. Class A(a)	489,611	6,257,229
Isis Pharmaceuticals Inc.(a)(b)	650,893	9,158,065
Jazz Pharmaceuticals PLC(a)	270,046	15,395,322
Keryx Biopharmaceuticals Inc.(a)(b)	458,638	1,293,359
MannKind Corp.(a)(b)	742,464	2,138,296
MAP Pharmaceuticals Inc.(a)(b)	182,789	2,846,025
Medicis Pharmaceutical Corp. Class A	373,700	16,169,999
Natural Grocers by Vitamin Cottage Inc.(a)	18,384	410,331
Nature’s Sunshine Products Inc.	44,378	725,137
Nektar Therapeutics(a)(b)	528,543	5,644,839
Neogen Corp.(a)	153,453	6,552,443
Neurocrine Biosciences Inc.(a)	431,944	3,446,913
Obagi Medical Products Inc.(a)(b)	120,418	1,494,387
Opko Health Inc.(a)(b)	696,270	2,910,409
Optimer Pharmaceuticals Inc.(a)(b)	305,284	4,310,610
Orexigen Therapeutics Inc.(a)(b)	394,149	2,250,591
Osiris Therapeutics Inc.(a)(b)	105,890	1,170,084
Pacira Pharmaceuticals Inc.(a)	121,381	2,112,029
Pain Therapeutics Inc.(a)	244,385	1,234,144
Par Pharmaceutical Companies Inc.(a)	181,605	9,076,618
Pernix Therapeutics Holdings(a)(b)	58,846	438,403
Pharmacyclics Inc.(a)	353,772	22,818,294
POZEN Inc.(a)	171,177	1,134,904
Progenics Pharmaceuticals Inc.(a)(b)	194,380	557,871
Questcor Pharmaceuticals Inc.(a)(b)	349,927	6,473,649
Raptor Pharmaceutical Corp.(a)(b)	323,276	1,797,415
Repros Therapeutics Inc.(a)(b)	95,506	1,454,556
Rigel Pharmaceuticals Inc.(a)(b)	379,653	3,891,443
Sagent Pharmaceuticals Inc.(a)(b)	60,367	962,854
Santarus Inc.(a)	358,324	3,181,917

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Schiff Nutrition International Inc.(a)	87,993	$2,128,551
SciClone Pharmaceuticals Inc.(a)(b)	371,561	2,062,164
SIGA Technologies Inc.(a)(b)	226,879	726,013
Sucampo Pharmaceuticals Inc. Class A(a)	70,123	352,719
Synageva BioPharma Corp.(a)(b)	68,427	3,656,055
Synergy Pharmaceuticals Inc.(a)	264,327	1,263,483
Synta Pharmaceuticals Corp.(a)(b)	245,163	1,868,142
Synutra International Inc.(a)	111,742	516,248
TESARO Inc.(a)	23,254	330,904
Theravance Inc.(a)(b)	395,232	10,240,461
Threshold Pharmaceuticals Inc.(a)	295,670	2,140,651
USANA Health Sciences Inc.(a)(b)	38,318	1,780,637
Vanda Pharmaceuticals Inc.(a)	181,897	733,045
Ventrus Biosciences Inc.(a)(b)	80,414	287,882
VIVUS Inc.(a)	648,476	11,555,842
XenoPort Inc.(a)	240,147	2,752,085
Zogenix Inc.(a)(b)	352,398	937,379

		278,366,308

PIPELINES – 0.09%
Crosstex Energy Inc.	243,306	3,413,583

		3,413,583

REAL ESTATE – 0.33%
HFF Inc. Class A(a)(b)	179,720	2,677,828
Sovran Self Storage Inc.	172,409	9,973,861

		12,651,689

REAL ESTATE INVESTMENT TRUSTS – 3.15%
Acadia Realty Trust	299,589	7,435,799
Alexander’s Inc.(b)	13,691	5,852,766
AmREIT Inc.	4,844	71,788
Apollo Residential Mortgage Inc.	15,380	338,975
Associated Estates Realty Corp.(b)	140,206	2,125,523
CoreSite Realty Corp.	67,503	1,818,531
DuPont Fabros Technology Inc.(b)	187,143	4,725,361
EastGroup Properties Inc.	174,005	9,257,066
FelCor Lodging Trust Inc.(a)	485,522	2,301,374
Glimcher Realty Trust(b)	814,983	8,614,370
Gyrodyne Co. of America Inc.(a)	7,214	783,657
Highwoods Properties Inc.	379,883	12,391,783
Inland Real Estate Corp.	228,451	1,884,721
LTC Properties Inc.	43,022	1,370,251
Monmouth Real Estate Investment Corp. Class A	115,714	1,294,840
National Health Investors Inc.(b)	158,935	8,175,616
Omega Healthcare Investors Inc.(b)	688,583	15,651,492
Potlatch Corp.(b)	164,410	6,144,002
PS Business Parks Inc.	99,427	6,643,712
Saul Centers Inc.	49,705	2,206,902
Strategic Hotels & Resorts Inc.(a)	1,000,517	6,013,107
Sun Communities Inc.(b)	193,429	8,534,087
UMH Properties Inc.	15,739	188,396
Universal Health Realty Income Trust(b)	47,730	2,194,625
Urstadt Biddle Properties Inc. Class A(b)	111,927	2,264,283
Washington Real Estate Investment Trust(b)	136,261	3,654,520

		121,937,547

RETAIL – 8.93%
Aeropostale Inc.(a)	526,972	7,129,931
AFC Enterprises Inc.(a)	158,271	3,893,467

Security	Shares	Value
America’s Car-Mart Inc.(a)(b)	52,554	$2,389,630
ANN INC.(a)	316,891	11,956,297
Asbury Automotive Group Inc.(a)	160,398	4,483,124
Barnes & Noble Inc.(a)(b)	15,326	195,866
bebe stores inc.	23,629	113,419
Biglari Holdings Inc.(a)	870	317,602
BJ’s Restaurants Inc.(a)(b)	159,981	7,255,138
Bloomin’ Brands Inc.(a)	88,550	1,456,648
Bob Evans Farms Inc.	25,504	997,972
Body Central Corp.(a)	104,159	1,088,462
Bravo Brio Restaurant Group Inc.(a)	128,086	1,863,651
Buckle Inc. (The)(b)	180,574	8,203,477
Buffalo Wild Wings Inc.(a)(b)	120,981	10,372,911
Cabela’s Inc.(a)	275,252	15,050,779
Caribou Coffee Co. Inc.(a)(b)	138,604	1,903,033
Carrols Restaurant Group Inc.(a)	69,061	397,791
Casey’s General Stores Inc.	247,239	14,127,237
Cash America International Inc.	79,603	3,070,288
Cato Corp. (The) Class A	177,640	5,277,684
CEC Entertainment Inc.	118,818	3,578,798
Cheesecake Factory Inc. (The)(b)	351,376	12,561,692
Children’s Place Retail Stores Inc. (The)(a)	59,895	3,593,700
Chuy’s Holdings Inc.(a)	33,196	813,966
Citi Trends Inc.(a)	6,624	83,164
Coinstar Inc.(a)(b)	203,582	9,157,118
Collective Brands Inc.(a)	395,223	8,580,291
Conn’s Inc.(a)(b)	9,615	212,011
Cracker Barrel Old Country Store Inc.	125,005	8,389,086
Del Frisco’s Restaurant Group Inc.(a)	26,928	401,227
Denny’s Corp.(a)(b)	496,056	2,405,872
Destination Maternity Corp.	37,891	708,562
DineEquity Inc.(a)	99,296	5,560,576
Domino’s Pizza Inc.	376,557	14,196,199
Einstein Noah Restaurant Group Inc.	35,525	628,437
Express Inc.(a)	583,010	8,640,208
EZCORP Inc. Class A NVS(a)	213,974	4,906,424
Fiesta Restaurant Group Inc.(a)(b)	93,829	1,489,066
Fifth & Pacific Companies Inc.(a)	39,388	503,379
Finish Line Inc. (The) Class A	126,212	2,870,061
First Cash Financial Services Inc.(a)	186,042	8,559,792
Five Below Inc.(a)	36,946	1,443,850
Francesca’s Holdings Corp.(a)(b)	226,730	6,967,413
Genesco Inc.(a)	159,470	10,641,433
Gordmans Stores Inc.(a)	54,471	1,004,990
hhgregg Inc.(a)(b)	6,375	43,988
Hibbett Sports Inc.(a)(b)	171,927	10,221,060
Hot Topic Inc.	275,776	2,399,251
HSN Inc.	246,928	12,111,818
Ignite Restaurant Group Inc.(a)	42,746	595,879
Jack in the Box Inc.(a)	232,995	6,549,490
Jamba Inc.(a)	433,515	966,738
Jos. A. Bank Clothiers Inc.(a)(b)	168,299	8,159,136
Lumber Liquidators Holdings Inc.(a)(b)	179,392	9,091,587
Mattress Firm Holding Corp.(a)(b)	72,342	2,036,427
Men’s Wearhouse Inc. (The)	68,673	2,364,411
Nathan’s Famous Inc.(a)(b)	17,257	542,733
New York & Co. Inc.(a)	109,426	410,348
Pantry Inc. (The)(a)	12,851	186,982
Papa John’s International Inc.(a)	117,118	6,255,272
Penske Automotive Group Inc.	72,086	2,169,068
PetMed Express Inc.	130,747	1,312,700
Pier 1 Imports Inc.	632,399	11,851,157
PriceSmart Inc.	118,119	8,943,971
Red Robin Gourmet Burgers Inc.(a)	42,139	1,372,046
Rite Aid Corp.(a)	366,900	429,273

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Roundy’s Inc.(b)	128,630	$778,212
rue21 Inc.(a)(b)	101,302	3,155,557
Ruth’s Hospitality Group Inc.(a)(b)	226,587	1,443,359
Sonic Corp.(a)	318,647	3,272,505
Susser Holdings Corp.(a)(b)	30,680	1,109,696
Systemax Inc.(a)	4,696	55,460
Teavana Holdings Inc.(a)	56,544	737,334
Texas Roadhouse Inc.	405,942	6,941,608
Tilly’s Inc. Class A(a)	59,183	1,084,824
Vera Bradley Inc.(a)(b)	131,560	3,137,706
Vitamin Shoppe Inc.(a)	191,620	11,175,278
Winmark Corp.	14,652	792,380
Zumiez Inc.(a)	141,818	3,932,613

		345,071,589

SAVINGS & LOANS – 0.08%
Beneficial Mutual Bancorp Inc.(a)	27,152	259,573
BofI Holding Inc.(a)	4,132	107,639
Clifton Savings Bancorp Inc.	6,490	71,390
First Federal Bancshares of Arkansas Inc.(a)(b)	7,841	76,606
Heritage Financial Group Inc.	6,101	80,167
Hingham Institution for Savings	762	49,096
Investors Bancorp Inc.(a)	47,590	868,042
Meridian Interstate Bancorp Inc.(a)	4,608	76,032
Oritani Financial Corp.	101,719	1,530,871

		3,119,416

SEMICONDUCTORS – 2.81%
ATMI Inc.(a)	13,076	242,821
AuthenTec Inc.(a)	267,484	2,142,547
Cabot Microelectronics Corp.	152,981	5,375,752
Cavium Inc.(a)(b)	322,931	10,763,290
CEVA Inc.(a)	115,699	1,663,752
Cirrus Logic Inc.(a)(b)	419,280	16,096,159
Exar Corp.(a)	31,710	253,680
GT Advanced Technologies Inc.(a)(b)	653,734	3,562,850
Hittite Microwave Corp.(a)	205,196	11,382,222
Inphi Corp.(a)	60,986	650,111
Intermolecular Inc.(a)(b)	89,325	634,208
MaxLinear Inc. Class A(a)	25,717	172,047
MEMC Electronic Materials Inc.(a)	328,914	904,513
Micrel Inc.	316,958	3,302,702
Microsemi Corp.(a)	578,072	11,601,905
MIPS Technologies Inc.(a)(b)	243,785	1,801,571
Monolithic Power Systems Inc.(a)	198,345	3,917,314
Peregrine Semiconductor Corp.(a)	13,875	235,043
PLX Technology Inc.(a)	280,123	1,616,310
Power Integrations Inc.	184,641	5,618,626
QLogic Corp.(a)	157,773	1,801,768
QuickLogic Corp.(a)(b)	249,096	697,469
Rambus Inc.(a)	51,636	286,063
Semtech Corp.(a)	426,718	10,731,958
Silicon Image Inc.(a)	457,041	2,097,818
Ultratech Inc.(a)	169,893	5,331,242
Veeco Instruments Inc.(a)	65,575	1,968,561
Volterra Semiconductor Corp.(a)	164,924	3,606,888

		108,459,190

SOFTWARE – 6.99%
ACI Worldwide Inc.(a)(b)	258,561	10,926,788
Actuate Corp.(a)	303,554	2,133,985
Advent Software Inc.(a)	204,436	5,022,992

Security	Shares	Value
American Software Inc. Class A	150,748	$1,230,104
Aspen Technology Inc.(a)	573,985	14,837,512
athenahealth Inc.(a)	233,071	21,388,926
Audience Inc.(a)	6,780	42,036
AVG Technologies(a)(b)	48,823	468,701
Blackbaud Inc.	293,474	7,019,898
Bottomline Technologies Inc.(a)	64,771	1,599,196
Callidus Software Inc.(a)	223,072	1,099,745
CommVault Systems Inc.(a)	290,862	17,073,599
Computer Programs and Systems Inc.	71,882	3,993,045
Cornerstone OnDemand Inc.(a)(b)	218,176	6,689,276
CSG Systems International Inc.(a)	126,425	2,843,298
Deltek Inc.(a)(b)	144,490	1,881,260
Demandware Inc.(a)(b)	39,813	1,264,063
E2open Inc.(a)	21,496	291,916
Ebix Inc.(b)	138,558	3,271,354
Eloqua Inc.(a)	44,871	886,202
Envestnet Inc.(a)	133,441	1,561,260
EPAM Systems Inc.(a)(b)	31,397	594,659
EPIQ Systems Inc.	16,281	218,491
ePocrates Inc.(a)(b)	112,501	1,310,637
Exa Corp.(a)	28,661	310,972
Fair Isaac Corp.	223,442	9,889,543
FalconStor Software Inc.(a)(b)	204,391	480,319
Geeknet Inc.(a)	28,853	558,306
Glu Mobile Inc.(a)(b)	325,657	1,507,792
Greenway Medical Technologies Inc.(a)(b)	40,106	685,813
Guidance Software Inc.(a)(b)	92,077	1,036,787
Guidewire Software Inc.(a)(b)	126,131	3,916,368
Imperva Inc.(a)(b)	62,767	2,321,751
inContact Inc.(a)(b)	225,416	1,469,712
Infoblox Inc.(a)	47,283	1,099,330
InnerWorkings Inc.(a)(b)	207,716	2,704,462
Innodata Inc.(a)	142,861	578,587
Interactive Intelligence Group Inc.(a)(b)	96,135	2,888,857
JDA Software Group Inc.(a)	63,917	2,031,282
Jive Software Inc.(a)(b)	106,446	1,672,267
Market Leader Inc.(a)(b)	120,348	806,332
MedAssets Inc.(a)	128,144	2,280,963
Medidata Solutions Inc.(a)	144,283	5,987,744
Mediware Information Systems(a)	16,729	366,532
MicroStrategy Inc. Class A(a)	55,437	7,432,439
Monotype Imaging Holdings Inc.	237,728	3,706,179
Omnicell Inc.(a)	25,659	356,660
OPNET Technologies Inc.	97,968	3,337,770
Parametric Technology Corp.(a)	778,424	16,969,643
PDF Solutions Inc.(a)(b)	158,843	2,169,795
Pegasystems Inc.	111,880	3,248,995
Pervasive Software Inc.(a)	6,685	57,491
Proofpoint Inc.(a)	38,665	574,175
PROS Holdings Inc.(a)	143,591	2,738,280
QAD Inc. Class A(a)	36,216	491,813
QLIK Technologies Inc.(a)	555,632	12,451,713
Quality Systems Inc.	258,598	4,796,993
Quest Software Inc.(a)	362,929	10,162,012
RealPage Inc.(a)(b)	232,283	5,249,596
Rosetta Stone Inc.(a)	34,032	433,908
SciQuest Inc.(a)	117,545	2,139,319
SS&C Technologies Holdings Inc.(a)	59,690	1,504,785
Synchronoss Technologies Inc.(a)(b)	180,112	4,124,565
Take-Two Interactive Software Inc.(a)(b)	507,203	5,290,127
Tangoe Inc.(a)(b)	193,726	2,543,622
Tyler Technologies Inc.(a)	195,644	8,612,249
Ultimate Software Group Inc. (The)(a)	173,307	17,694,645
Verint Systems Inc.(a)(b)	141,627	3,886,245

		270,215,681

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
STORAGE & WAREHOUSING – 0.01%
Wesco Aircraft Holdings Inc.(a)	28,548	$389,966

		389,966

TELECOMMUNICATIONS – 3.45%
8x8 Inc.(a)	463,050	3,037,608
ADTRAN Inc.	414,868	7,168,919
Anaren Inc.(a)	12,636	252,594
Anixter International Inc.	112,276	6,451,379
ARRIS Group Inc.(a)	95,257	1,218,337
Aruba Networks Inc.(a)(b)	727,484	16,357,478
Atlantic Tele-Network Inc.	59,046	2,537,797
Aware Inc.	64,524	406,501
CalAmp Corp.(a)(b)	184,610	1,515,648
Calix Inc.(a)(b)	87,076	557,286
Cbeyond Inc.(a)	12,084	119,148
Ciena Corp.(a)(b)	486,924	6,622,166
Cincinnati Bell Inc.(a)	458,347	2,612,578
Comverse Technology Inc.(a)	1,423,114	8,752,151
Consolidated Communications Holdings Inc.	169,552	2,914,599
DigitalGlobe Inc.(a)	164,132	3,346,651
Extreme Networks Inc.(a)	619,408	2,068,823
Fairpoint Communications Inc.(a)(b)	114,697	867,109
General Communication Inc. Class A(a)	241,853	2,370,159
Globecomm Systems Inc.(a)(b)	114,631	1,278,136
Hickory Tech Corp.	86,833	918,693
IDT Corp. Class B	91,274	937,384
Infinera Corp.(a)(b)	640,671	3,510,877
InterDigital Inc.	288,001	10,736,677
Iridium Communications Inc.(a)(b)	45,035	329,656
Ixia(a)	274,722	4,414,782
KVH Industries Inc.(a)(b)	81,137	1,094,538
Leap Wireless International Inc.(a)	89,069	607,451
LogMeIn Inc.(a)(b)	143,298	3,214,174
Loral Space & Communications Inc.	67,306	4,785,457
Lumos Networks Corp.	97,821	768,873
Neonode Inc.(a)	144,795	545,877
NETGEAR Inc.(a)	110,661	4,220,611
NTELOS Holdings Corp.	97,574	1,694,860
Numerex Corp. Class A(a)	64,599	731,907
ORBCOMM Inc.(a)	114,838	429,494
ParkerVision Inc.(a)(b)	488,377	1,142,802
Plantronics Inc.	92,915	3,282,687
Preformed Line Products Co.	1,676	91,024
Premiere Global Services Inc.(a)	74,615	697,650
Primus Telecommunications Group Inc.	78,196	1,194,053
Procera Networks Inc.(a)(b)	125,718	2,954,373
RF Micro Devices Inc.(a)	220,348	870,375
RigNet Inc.(a)	79,250	1,466,125
ShoreTel Inc.(a)	272,378	1,114,026
Sonus Networks Inc.(a)	121,727	228,847
Telular Corp.	64,533	638,877
TESSCO Technologies Inc.	17,780	376,403
Ubiquiti Networks Inc.(a)(b)	67,478	802,988
ViaSat Inc.(a)(b)	243,397	9,098,180

		133,354,788

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.08%
LeapFrog Enterprises Inc.(a)(b)	328,725	$2,965,100

		2,965,100

TRANSPORTATION – 2.00%
CAI International Inc.(a)	32,941	675,949
Celadon Group Inc.	131,919	2,119,938
Echo Global Logistics Inc.(a)	97,458	1,671,405
Forward Air Corp.	189,674	5,767,986
GasLog Ltd.(a)	60,980	706,149
Genesee & Wyoming Inc. Class A(a)(b)	288,280	19,274,401
GulfMark Offshore Inc. Class A(a)	37,466	1,237,877
Heartland Express Inc.	241,609	3,227,896
Hub Group Inc. Class A(a)	240,828	7,147,775
Knight Transportation Inc.	377,566	5,399,194
Old Dominion Freight Line Inc.(a)	463,036	13,965,166
Pacer International Inc.(a)	26,737	106,413
PHI Inc.(a)(b)	6,749	212,324
Quality Distribution Inc.(a)	51,577	477,087
RailAmerica Inc.(a)	107,145	2,943,273
Rand Logistics Inc.(a)	6,071	45,715
Roadrunner Transportation Systems Inc.(a)(b)	43,396	702,147
Saia Inc.(a)	19,159	385,862
Swift Transportation Co.(a)(b)	512,326	4,416,250
Werner Enterprises Inc.	248,538	5,311,257
XPO Logistics Inc.(a)(b)	116,505	1,426,021

		77,220,085

TRUCKING & LEASING – 0.15%
TAL International Group Inc.	95,613	3,248,930
Textainer Group Holdings Ltd.(b)	89,411	2,731,506

		5,980,436

WATER – 0.16%
American States Water Co.	12,791	568,304
California Water Service Group	137,191	2,558,612
Connecticut Water Service Inc.	36,026	1,149,230
SJW Corp.	28,138	713,580
York Water Co. (The)	62,095	1,138,822

		6,128,548

TOTAL COMMON STOCKS
(Cost: $3,919,639,914)		3,881,317,155

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	73,641	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
SHORT-TERM INVESTMENTS – 18.47%

MONEY MARKET FUNDS – 18.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	664,479,125	$664,479,125
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	46,792,555	46,792,555
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	2,721,099	2,721,099

		713,992,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $713,992,779)		713,992,779

TOTAL INVESTMENTS IN SECURITIES – 118.85%
(Cost: $4,633,632,693)		4,595,309,935

Other Assets, Less Liabilities – (18.85)%		(728,903,884)

NET ASSETS – 100.00%		$3,866,406,051

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.10%
Harte-Hanks Inc.	305,487	$2,117,025
Marchex Inc. Class B	159,775	610,341
MDC Partners Inc.	108,510	1,339,013
Millennial Media Inc.(a)(b)	4,528	64,977

		4,131,356

AEROSPACE & DEFENSE – 1.53%
AAR Corp.	278,738	4,576,878
AeroVironment Inc.(a)(b)	48,769	1,144,608
API Technologies Corp.(a)(b)	227,666	653,401
Cubic Corp.	50,782	2,542,147
Curtiss-Wright Corp.	324,428	10,608,796
Esterline Technologies Corp.(a)	212,377	11,922,845
GenCorp Inc.(a)	86,951	825,165
Kratos Defense & Security Solutions Inc.(a)(b)	273,887	1,599,500
LMI Aerospace Inc.(a)(b)	55,835	1,141,267
M/A-COM Technology Solutions Holdings Inc.(a)(b)	35,525	451,168
Moog Inc. Class A(a)	277,781	10,519,566
National Presto Industries Inc.(b)	29,604	2,157,540
Orbital Sciences Corp.(a)	406,569	5,919,645
SIFCO Industries Inc.	10,666	194,121
Teledyne Technologies Inc.(a)	165,813	10,510,886

		64,767,533

AGRICULTURE – 0.42%
Alico Inc.	13,644	426,102
Alliance One International Inc.(a)(b)	613,992	1,983,194
Andersons Inc. (The)	128,006	4,820,706
Cadiz Inc.(a)(b)	6,716	65,213
Griffin Land & Nurseries Inc.	19,756	666,370
Universal Corp.	161,025	8,199,393
Vector Group Ltd.(b)	96,528	1,601,392

		17,762,370

AIRLINES – 0.33%
Alaska Air Group Inc.(a)	26,544	930,632
Hawaiian Holdings Inc.(a)(b)	163,683	914,988
JetBlue Airways Corp.(a)(b)	1,621,406	7,766,535
Republic Airways Holdings Inc.(a)(b)	154,009	713,062
SkyWest Inc.	328,001	3,388,250

		13,713,467

APPAREL – 0.97%
Cherokee Inc.	5,647	82,220
Columbia Sportswear Co.	85,021	4,591,134
Delta Apparel Inc.(a)(b)	49,761	685,209
G-III Apparel Group Ltd.(a)(b)	100,020	3,590,718
Iconix Brand Group Inc.(a)(b)	491,589	8,966,584
Jones Group Inc. (The)	567,421	7,302,708
K-Swiss Inc. Class A(a)(b)	186,567	639,925
Maidenform Brands Inc.(a)	47,557	973,967
Perry Ellis International Inc.(a)(b)	81,175	1,789,909

Security	Shares	Value
Quiksilver Inc.(a)(b)	899,156	$2,985,198
R.G. Barry Corp.	5,703	84,062
SKECHERS U.S.A. Inc. Class A(a)(b)	260,763	5,319,565
Unifi Inc.(a)(b)	98,940	1,268,411
Warnaco Group Inc. (The)(a)	34,571	1,794,235
Weyco Group Inc.	43,814	1,066,871

		41,140,716

AUTO PARTS & EQUIPMENT – 0.89%
Accuride Corp.(a)(b)	321,807	1,499,621
American Axle & Manufacturing Holdings Inc.(a)(b)	463,131	5,219,486
Cooper Tire & Rubber Co.	58,737	1,126,576
Dana Holding Corp.	917,637	11,286,935
Douglas Dynamics Inc.	152,112	2,249,737
Exide Technologies Inc.(a)(b)	534,223	1,656,091
Federal-Mogul Corp. Class A(a)(b)	130,060	1,190,049
Fuel Systems Solutions Inc.(a)(b)	78,630	1,351,650
Meritor Inc.(a)	506,833	2,148,972
Miller Industries Inc.	77,906	1,250,391
Modine Manufacturing Co.(a)(b)	320,970	2,368,759
Spartan Motors Inc.	238,587	1,192,935
Standard Motor Products Inc.	136,663	2,517,332
Superior Industries International Inc.	158,183	2,703,347

		37,761,881

BANKS – 12.40%
1st Source Corp.	103,685	2,309,065
1st United Bancorp Inc.(a)(b)	210,298	1,356,422
Access National Corp.	52,078	711,385
Alliance Financial Corp.	33,678	1,354,192
American National Bankshares Inc.	55,058	1,243,760
Ameris Bancorp(a)(b)	163,123	2,053,719
Ames National Corp.	57,824	1,205,052
Arrow Financial Corp.	68,473	1,711,825
BancFirst Corp.	44,993	1,932,899
Banco Latinoamericano de Comercio Exterior SA Class E	195,738	4,323,852
Bancorp Inc. (The)(a)(b)	198,027	2,033,737
BancorpSouth Inc.	652,313	9,615,094
Bank of Kentucky Financial Corp.	41,229	1,143,692
Bank of Marin Bancorp	37,676	1,601,607
Bank of the Ozarks Inc.	54,048	1,863,035
Banner Corp.	133,676	3,622,620
Bar Harbor Bankshares	27,376	978,418
BBCN Bancorp Inc.(a)	538,793	6,794,180
Berkshire Bancorp Inc.(a)(b)	30,249	248,949
Boston Private Financial Holdings Inc.	542,527	5,202,834
Bridge Bancorp Inc.	60,461	1,409,346
Bridge Capital Holdings(a)(b)	46,824	723,899
Bryn Mawr Bank Corp.	80,300	1,801,932
C&F Financial Corp.	22,574	888,287
Camden National Corp.	54,002	2,000,234
Capital Bank Financial Corp.(a)	21,812	392,620
Capital City Bank Group Inc.	82,373	876,449
Cardinal Financial Corp.	201,203	2,877,203
Cascade Bancorp(a)(b)	38,413	202,821
Cathay General Bancorp	543,232	9,376,184
Center Bancorp Inc.	83,806	998,968
CenterState Banks Inc.	211,608	1,887,543
Central Pacific Financial Corp.(a)(b)	151,935	2,172,671
Century Bancorp Inc. Class A	24,305	775,816
Chemical Financial Corp.	190,447	4,608,817
Citizens & Northern Corp.	85,943	1,685,342
Citizens Republic Bancorp Inc.(a)(b)	277,835	5,376,107

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
City Holding Co.	101,588	$3,640,914
CNB Financial Corp.(b)	87,489	1,531,932
CoBiz Financial Inc.	245,343	1,717,401
Columbia Banking System Inc.	275,712	5,111,700
Community Bank System Inc.	273,011	7,696,180
Community Trust Bancorp Inc.	96,476	3,428,275
Crescent Financial Bancshares Inc.(a)(b)	19,556	88,980
CVB Financial Corp.(b)	610,100	7,284,594
Eagle Bancorp Inc.(a)(b)	108,649	1,816,611
Enterprise Bancorp Inc.	41,878	715,276
Enterprise Financial Services Corp.	125,409	1,705,562
F.N.B. Corp.	965,720	10,825,721
Farmers National Banc Corp.(b)	132,352	854,994
Fidelity Southern Corp.	67,368	637,301
Financial Institutions Inc.	97,175	1,811,342
First Bancorp (North Carolina)	106,778	1,231,150
First BanCorp (Puerto Rico)(a)(b)	482,836	2,134,135
First Bancorp Inc. (Maine)	62,111	1,090,048
First Busey Corp.	521,397	2,544,417
First California Financial Group Inc.(a)(b)	157,907	1,099,033
First Commonwealth Financial Corp.	730,404	5,149,348
First Community Bancshares Inc.	123,169	1,879,559
First Connecticut Bancorp Inc.	125,784	1,699,342
First Financial Bancorp	404,671	6,842,987
First Financial Bankshares Inc.(b)	217,889	7,850,541
First Financial Corp.	76,692	2,403,527
First Interstate BancSystem Inc.	114,161	1,707,849
First Merchants Corp.	197,334	2,961,983
First Midwest Bancorp Inc.	517,057	6,489,065
First of Long Island Corp. (The)	54,333	1,674,000
FirstMerit Corp.	759,399	11,185,947
FNB United Corp.(a)(b)	18,315	217,582
Franklin Financial Corp.(a)(b)	100,544	1,715,281
German American Bancorp Inc.	88,767	2,141,060
Glacier Bancorp Inc.	497,009	7,743,400
Great Southern Bancorp Inc.	69,816	2,158,013
Guaranty Bancorp(a)(b)	535,757	1,082,229
Hancock Holding Co.	527,528	16,326,992
Hanmi Financial Corp.(a)(b)	216,620	2,774,902
Heartland Financial USA Inc.	99,844	2,722,746
Heritage Commerce Corp.(a)(b)	146,211	1,014,704
Heritage Financial Corp.	108,881	1,636,481
Heritage Oaks Bancorp(a)(b)	141,479	814,919
Home Bancshares Inc.	152,778	5,208,202
Horizon Bancorp	30,179	862,516
Hudson Valley Holding Corp.	109,211	1,862,048
IBERIABANK Corp.	203,981	9,342,330
Independent Bank Corp. (Massachusetts)	149,938	4,511,634
International Bancshares Corp.	368,468	7,019,315
Lakeland Bancorp Inc.	204,904	2,120,756
Lakeland Financial Corp.	112,717	3,110,989
MainSource Financial Group Inc.	142,242	1,826,387
MB Financial Inc.	378,406	7,473,519
Mercantile Bank Corp.(a)	60,575	1,038,256
Merchants Bancshares Inc.	35,907	1,061,052
Metro Bancorp Inc.(a)(b)	99,376	1,259,094
MetroCorp Bancshares Inc.(a)(b)	111,190	1,177,502
Middleburg Financial Corp.	37,806	671,435
MidSouth Bancorp Inc.	58,779	951,632
MidWestOne Financial Group Inc.	47,791	1,029,418
National Bankshares Inc.	48,807	1,620,392
National Penn Bancshares Inc.	854,404	7,783,620
NBT Bancorp Inc.	230,957	5,097,221
Northrim BanCorp Inc.	45,529	916,954
Old National Bancorp	701,189	9,543,182

Security	Shares	Value
OmniAmerican Bancorp Inc.(a)(b)	78,757	$1,790,147
Oriental Financial Group Inc.	280,872	2,954,773
Pacific Capital Bancorp(a)(b)	27,655	1,269,365
Pacific Continental Corp.	128,200	1,144,826
Pacific Mercantile Bancorp(a)(b)	75,187	491,723
PacWest Bancorp	210,668	4,923,311
Park National Corp.(b)	78,153	5,472,273
Park Sterling Corp.(a)(b)	229,967	1,136,037
Peapack-Gladstone Financial Corp.	62,451	1,020,449
Penns Woods Bancorp Inc.	24,723	1,095,971
Peoples Bancorp Inc.	75,085	1,718,696
Pinnacle Financial Partners Inc.(a)	240,027	4,637,322
Preferred Bank(a)	82,614	1,171,467
PrivateBancorp Inc.	417,305	6,672,707
Prosperity Bancshares Inc.	328,901	14,017,761
Renasant Corp.	173,405	3,399,605
Republic Bancorp Inc. Class A	67,821	1,488,671
S&T Bancorp Inc.	199,718	3,517,034
S.Y. Bancorp Inc.	85,397	2,020,493
Sandy Spring Bancorp Inc.	166,694	3,208,860
SCBT Financial Corp.	104,351	4,203,258
Seacoast Banking Corp. of Florida(a)	518,596	824,568
Sierra Bancorp	85,265	1,045,349
Simmons First National Corp. Class A	117,720	2,867,071
Southside Bancshares Inc.	119,283	2,601,562
Southwest Bancorp Inc.(a)	136,914	1,485,517
State Bank Financial Corp.(b)	219,374	3,617,477
Stellar One Corp.	158,247	2,082,531
Sterling Bancorp	212,116	2,104,191
Sterling Financial Corp.	185,406	4,128,992
Suffolk Bancorp(a)	68,602	1,005,705
Sun Bancorp Inc. (New Jersey)(a)(b)	281,064	947,186
Susquehanna Bancshares Inc.	1,302,100	13,619,966
Taylor Capital Group Inc.(a)(b)	114,457	1,959,504
Texas Capital Bancshares Inc.(a)(b)	35,419	1,760,679
Tompkins Financial Corp.	77,106	3,124,335
TowneBank(b)	181,322	2,779,666
TriCo Bancshares	112,333	1,856,865
TrustCo Bank Corp. NY	647,750	3,705,130
Trustmark Corp.	448,348	10,912,790
UMB Financial Corp.	223,452	10,877,643
Umpqua Holdings Corp.	774,304	9,980,779
Union First Market Bankshares Corp.	138,999	2,162,824
United Bankshares Inc.(b)	287,765	7,168,226
United Community Banks Inc.(a)(b)	289,137	2,425,859
Univest Corp. of Pennsylvania	117,997	2,123,946
Virginia Commerce Bancorp Inc.(a)(b)	188,507	1,649,436
Walker & Dunlop Inc.(a)(b)	80,046	1,230,307
Washington Banking Co.	108,514	1,537,643
Washington Trust Bancorp Inc.	99,049	2,602,017
Webster Financial Corp.	499,433	11,836,562
WesBanco Inc.	161,650	3,347,772
West Bancorporation Inc.	110,205	1,327,970
West Coast Bancorp(a)(b)	127,855	2,879,295
Westamerica Bancorp	86,740	4,081,117
Western Alliance Bancorp(a)(b)	484,912	4,946,102
Wilshire Bancorp Inc.(a)	425,706	2,681,948
Wintrust Financial Corp.	250,766	9,421,279

		524,070,611

BEVERAGES – 0.05%
Central European Distribution Corp.(a)(b)	446,634	1,272,907
Craft Brew Alliance Inc.(a)(b)	42,340	332,369
Farmer Bros. Co.(a)	45,108	428,977

		2,034,253

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
BIOTECHNOLOGY – 0.67%
Agenus Inc.(a)	63,037	$290,601
AMAG Pharmaceuticals Inc.(a)	31,132	552,282
Arena Pharmaceuticals Inc.(a)(b)	173,417	1,442,829
Astex Pharmaceuticals Inc.(a)(b)	639,779	1,964,122
Cambrex Corp.(a)	96,743	1,134,795
Curis Inc.(a)(b)	127,219	526,687
Dynavax Technologies Corp.(a)(b)	143,627	683,664
Emergent BioSolutions Inc.(a)	141,350	2,008,583
Enzon Pharmaceuticals Inc.(a)(b)	289,644	2,015,922
Geron Corp.(a)(b)	925,114	1,572,694
GTx Inc.(a)	30,000	137,400
Harvard Bioscience Inc.(a)(b)	162,726	688,331
ImmunoGen Inc.(a)(b)	128,327	1,873,574
InterMune Inc.(a)(b)	197,679	1,773,181
Lexicon Pharmaceuticals Inc.(a)(b)	777,716	1,804,301
Maxygen Inc.	195,483	516,075
Momenta Pharmaceuticals Inc.(a)(b)	198,944	2,898,614
NPS Pharmaceuticals Inc.(a)(b)	197,380	1,825,765
Pacific Biosciences of California Inc.(a)(b)	261,499	478,543
PDL BioPharma Inc.(b)	134,119	1,031,375
Repligen Corp.(a)	22,229	132,485
RTI Biologics Inc.(a)(b)	368,662	1,537,321
Sequenom Inc.(a)(b)	192,312	678,861
Transcept Pharmaceuticals Inc.(a)(b)	78,564	417,175
Vical Inc.(a)(b)	46,528	201,001
XOMA Corp.(a)(b)	57,351	211,625

		28,397,806

BUILDING MATERIALS – 1.23%
American DG Energy Inc.(a)(b)	17,882	46,314
Apogee Enterprises Inc.	195,212	3,830,059
Comfort Systems USA Inc.	180,821	1,976,373
Drew Industries Inc.(a)	69,700	2,105,637
Gibraltar Industries Inc.(a)	210,018	2,692,431
Griffon Corp.	313,943	3,233,613
Louisiana-Pacific Corp.(a)(b)	951,726	11,896,575
LSI Industries Inc.	136,461	919,747
NCI Building Systems Inc.(a)	122,695	1,230,631
PGT Inc.(a)(b)	70,132	230,033
Quanex Building Products Corp.	255,113	4,806,329
Simpson Manufacturing Co. Inc.	248,511	7,112,385
Texas Industries Inc.	155,795	6,333,067
Universal Forest Products Inc.	135,850	5,643,209

		52,056,403

CHEMICALS – 1.62%
A. Schulman Inc.	204,426	4,869,427
Aceto Corp.	139,453	1,317,831
Chemtura Corp.(a)	207,799	3,578,299
Codexis Inc.(a)(b)	178,023	539,410
Ferro Corp.(a)(b)	595,544	2,042,716
Georgia Gulf Corp.	87,021	3,151,901
Innospec Inc.(a)	140,117	4,752,769
Kraton Performance Polymers Inc.(a)(b)	223,757	5,840,058
Landec Corp.(a)(b)	130,965	1,499,549
Minerals Technologies Inc.	123,102	8,731,625
Oil-Dri Corp. of America	35,489	821,215
Olin Corp.	174,034	3,781,759

Security	Shares	Value
OM Group Inc.(a)	224,657	$4,165,141
PolyOne Corp.	131,806	2,184,025
Quaker Chemical Corp.	64,226	2,997,427
Sensient Technologies Corp.	345,902	12,715,357
Spartech Corp.(a)(b)	217,049	1,161,212
Stepan Co.	3,283	315,562
TPC Group Inc.(a)	25,359	1,034,901
Zep Inc.	91,440	1,382,573
Zoltek Companies Inc.(a)(b)	187,235	1,439,837

		68,322,594

COAL – 0.48%
Arch Coal Inc.	1,466,534	9,283,160
Cloud Peak Energy Inc.(a)	422,506	7,647,358
Hallador Energy Co.	46,218	384,996
SunCoke Energy Inc.(a)	141,605	2,282,673
Westmoreland Coal Co.(a)(b)	76,705	761,681

		20,359,868

COMMERCIAL SERVICES – 4.50%
ABM Industries Inc.	371,590	7,034,199
American Reprographics Co.(a)	211,256	902,063
AMN Healthcare Services Inc.(a)	123,904	1,246,474
Ascent Media Corp. Class A(a)	97,847	5,284,716
AVEO Pharmaceuticals Inc.(a)	21,253	221,244
Career Education Corp.(a)	363,766	1,371,398
Carriage Services Inc.	111,659	1,079,743
CBIZ Inc.(a)(b)	265,933	1,600,917
CDI Corp.	80,306	1,367,611
Cenveo Inc.(a)(b)	379,972	870,136
Consolidated Graphics Inc.(a)	54,074	1,410,791
Convergys Corp.	808,418	12,667,910
Corinthian Colleges Inc.(a)(b)	530,479	1,262,540
CRA International Inc.(a)(b)	73,062	1,262,511
Cross Country Healthcare Inc.(a)	189,784	895,780
Deluxe Corp.	116,068	3,547,038
Dollar Thrifty Automotive Group Inc.(a)(b)	92,007	7,998,168
Education Management Corp.(a)(b)	187,501	583,128
Electro Rent Corp.	115,968	2,051,474
Ennis Inc.	180,126	2,955,868
Euronet Worldwide Inc.(a)(b)	350,409	6,584,185
ExamWorks Group Inc.(a)(b)	162,488	2,424,321
Franklin Covey Co.(a)	29,375	352,500
FTI Consulting Inc.(a)(b)	290,619	7,753,715
GEO Group Inc. (The)	424,753	11,752,915
Great Lakes Dredge & Dock Corp.	362,028	2,787,616
H&E Equipment Services Inc.	89,460	1,084,255
Heidrick & Struggles International Inc.	122,384	1,559,172
Hill International Inc.(a)(b)	148,665	648,179
Hudson Global Inc.(a)(b)	234,410	1,045,469
ICF International Inc.(a)	137,486	2,763,469
Intersections Inc.	21,398	225,535
Kelly Services Inc. Class A	184,137	2,320,126
Kforce Inc.(a)	18,097	213,364
Korn/Ferry International(a)	331,711	5,085,130
Lincoln Educational Services Corp.	160,707	674,969
Live Nation Entertainment Inc.(a)(b)	971,530	8,364,873
Mac-Gray Corp.	71,970	965,118
Matthews International Corp. Class A	102,183	3,047,097
McGrath RentCorp	82,533	2,153,286
MoneyGram International Inc.(a)	104,749	1,564,950
Monster Worldwide Inc.(a)(b)	838,362	6,145,193
Multi-Color Corp.	89,105	2,063,672

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
National American University Holdings Inc.	39,298	$196,490
Navigant Consulting Inc.(a)	359,158	3,968,696
PDI Inc.(a)	64,507	514,121
Pendrell Corp.(a)(b)	1,089,194	1,230,789
Performant Financial Corp.(a)	27,287	292,790
PHH Corp.(a)(b)	392,138	7,980,008
Providence Service Corp. (The)(a)	68,649	891,751
Quad Graphics Inc.(b)	173,756	2,946,902
Rent-A-Center Inc.	410,536	14,401,603
Resources Connection Inc.	294,144	3,856,228
RPX Corp.(a)	12,208	136,852
Sotheby’s	303,638	9,564,597
Stewart Enterprises Inc. Class A	516,455	4,335,640
Swisher Hygiene Inc.(a)(b)	791,583	1,092,385
TeleTech Holdings Inc.(a)	158,142	2,696,321
TMS International Corp.(a)(b)	45,555	450,994
Tree.com Inc.(a)(b)	16,937	265,403
TrueBlue Inc.(a)	76,807	1,207,406
Universal Technical Institute Inc.	51,815	709,865
Valassis Communications Inc.(a)(b)	106,831	2,637,657
Viad Corp.	139,516	2,910,304
Westway Group Inc.(a)	75,296	466,082
Zipcar Inc.(a)(b)	32,698	254,390

		190,200,092

COMPUTERS – 1.26%
Agilysys Inc.(a)	103,111	886,755
CACI International Inc. Class A(a)(b)	144,196	7,467,911
CIBER Inc.(a)	511,910	1,776,328
Computer Task Group Inc.(a)(b)	25,378	410,616
Echelon Corp.(a)(b)	124,933	479,743
Electronics For Imaging Inc.(a)	297,072	4,934,366
Imation Corp.(a)(b)	217,326	1,214,852
Immersion Corp.(a)	12,651	69,201
Insight Enterprises Inc.(a)(b)	308,521	5,392,947
j2 Global Inc.	54,378	1,784,686
KEY Tronic Corp.(a)(b)	60,752	602,660
Keyw Holding Corp. (The)(a)(b)	75,675	945,937
Mattersight Corp.(a)	4,769	28,232
Mentor Graphics Corp.(a)	297,472	4,604,867
Mercury Computer Systems Inc.(a)	213,118	2,263,313
OCZ Technology Group Inc.(a)(b)	464,752	1,612,689
Quantum Corp.(a)(b)	1,512,493	2,435,114
RadiSys Corp.(a)(b)	161,067	579,841
RealD Inc.(a)(b)	43,396	387,960
Silicon Graphics International Corp.(a)(b)	207,377	1,887,131
Spansion Inc. Class A(a)(b)	334,024	3,981,566
STEC Inc.(a)(b)	241,684	1,631,367
Super Micro Computer Inc.(a)(b)	21,630	260,209
Sykes Enterprises Inc.(a)	269,865	3,626,986
Unisys Corp.(a)(b)	148,258	3,086,732
Vocera Communications Inc.(a)(b)	27,605	853,270

		53,205,279

COSMETICS & PERSONAL CARE – 0.07%
Elizabeth Arden Inc.(a)	25,940	1,225,406
Inter Parfums Inc.	32,646	597,422
Revlon Inc. Class A(a)(b)	79,558	1,228,375

		3,051,203

DISTRIBUTION & WHOLESALE – 0.57%
BlueLinx Holdings Inc.(a)(b)	139,614	326,697

Security	Shares	Value
Brightpoint Inc.(a)	479,650	$4,307,257
Core-Mark Holding Co. Inc.	65,968	3,173,720
Houston Wire & Cable Co.	80,541	866,621
Owens & Minor Inc.	63,136	1,886,504
Rentrak Corp.(a)(b)	26,585	450,084
ScanSource Inc.(a)	190,408	6,096,864
United Stationers Inc.	265,338	6,904,095

		24,011,842

DIVERSIFIED FINANCIAL SERVICES – 2.35%
Aircastle Ltd.(b)	407,776	4,620,102
Artio Global Investors Inc. Class A	217,431	647,944
Asset Acceptance Capital Corp.(a)(b)	111,678	833,118
Asta Funding Inc.	67,834	636,961
Calamos Asset Management Inc. Class A	130,928	1,524,002
California First National Bancorp(b)	16,124	297,327
CIFC Corp.(a)(b)	45,577	333,624
Cowen Group Inc. Class A(a)	614,970	1,660,419
DFC Global Corp.(a)(b)	66,780	1,145,277
Doral Financial Corp.(a)	904,256	850,634
Duff & Phelps Corp. Class A	155,520	2,116,627
Encore Capital Group Inc.(a)	31,916	901,946
Evercore Partners Inc. Class A	180,408	4,871,016
FBR & Co.(a)	256,819	793,571
Federal Agricultural Mortgage Corp. Class C NVS	69,877	1,798,634
First Marblehead Corp. (The)(a)(b)	411,719	432,305
FXCM Inc.	164,064	1,566,811
GAIN Capital Holdings Inc.	104,743	516,383
GFI Group Inc.	482,976	1,535,864
Horizon Technology Finance Corp.	54,481	880,413
INTL FCStone Inc.(a)(b)	94,294	1,797,244
Investment Technology Group Inc.(a)	266,704	2,320,325
JMP Group Inc.	112,721	618,838
KBW Inc.(b)	240,837	3,966,585
Knight Capital Group Inc. Class A(a)(b)	1,257,761	3,370,800
Manning & Napier Inc.	95,549	1,164,742
Marlin Business Services Corp.	57,396	1,217,369
Medley Capital Corp.	160,530	2,258,657
MicroFinancial Inc.	37,762	345,522
National Financial Partners Corp.(a)	281,111	4,750,776
Nelnet Inc. Class A	165,580	3,930,869
NewStar Financial Inc.(a)(b)	182,885	2,192,791
Nicholas Financial Inc.	70,061	904,488
Ocwen Financial Corp.(a)(b)	699,086	19,161,947
Oppenheimer Holdings Inc. Class A	72,454	1,155,641
Piper Jaffray Companies Inc.(a)(b)	105,512	2,685,280
Pzena Investment Management Inc. Class A	23,268	121,226
SeaCube Container Leasing Ltd.(b)	66,997	1,256,194
Solar Senior Capital Ltd.	66,811	1,196,585
Stifel Financial Corp.(a)(b)	188,762	6,342,403
SWS Group Inc.(a)	205,415	1,255,086
Teton Advisors Inc. Class B(b)	653	8,489
Virtus Investment Partners Inc.(a)	19,578	1,683,708
WageWorks Inc.(a)	17,784	310,331
Walter Investment Management Corp.(a)	198,761	7,356,145

		99,335,019

ELECTRIC – 4.56%
ALLETE Inc.	264,047	11,021,322
Ameresco Inc. Class A(a)(b)	34,036	401,965
Atlantic Power Corp.	718,484	10,748,521
Avista Corp.	406,124	10,453,632
Black Hills Corp.	304,927	10,846,253

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
CH Energy Group Inc.	103,138	$6,725,629
Cleco Corp.	421,400	17,690,372
El Paso Electric Co.	276,524	9,470,947
Empire District Electric Co. (The)	291,240	6,276,222
EnerNOC Inc.(a)(b)	103,401	1,342,145
Genie Energy Ltd. Class B	106,573	764,128
GenOn Energy Inc.(a)(b)	5,355,970	13,550,604
IDACORP Inc.	346,156	14,978,170
MGE Energy Inc.	160,063	8,481,738
NorthWestern Corp.	251,292	9,104,309
Ormat Technologies Inc.	87,151	1,634,081
Otter Tail Corp.	234,069	5,584,886
Pike Electric Corp.(a)(b)	121,096	962,713
PNM Resources Inc.	551,532	11,598,718
Portland General Electric Co.	523,316	14,150,465
UIL Holdings Corp.	350,868	12,582,127
Unitil Corp.	94,640	2,576,101
UNS Energy Corp.	278,797	11,670,443

		192,615,491

ELECTRICAL COMPONENTS & EQUIPMENT – 0.62%
A123 Systems Inc.(a)(b)	753,216	188,304
Advanced Energy Industries Inc.(a)(b)	275,420	3,393,174
American Superconductor Corp.(a)(b)	247,293	1,026,266
Belden Inc.	33,904	1,250,380
Encore Wire Corp.	114,828	3,359,867
EnerSys Inc.(a)	211,055	7,448,131
Generac Holdings Inc.	92,316	2,113,113
Insteel Industries Inc.	117,331	1,376,293
Littelfuse Inc.	14,524	821,187
Powell Industries Inc.(a)	34,614	1,338,523
Power-One Inc.(a)(b)	468,145	2,621,612
SunPower Corp.(a)(b)	150,942	680,749
Vicor Corp.	113,485	756,945

		26,374,544

ELECTRONICS – 2.20%
American Science and Engineering Inc.	47,617	3,124,151
Bel Fuse Inc. Class B	74,616	1,393,827
Benchmark Electronics Inc.(a)	397,673	6,072,467
Brady Corp. Class A	338,761	9,918,922
Checkpoint Systems Inc.(a)(b)	277,966	2,301,558
Coherent Inc.(a)	115,609	5,301,829
CTS Corp.	233,611	2,352,463
Cymer Inc.(a)(b)	148,493	7,582,053
Daktronics Inc.	186,918	1,777,590
Electro Scientific Industries Inc.	157,127	1,920,092
ESCO Technologies Inc.	126,234	4,904,191
FEI Co.	16,306	872,371
GSI Group Inc.(a)(b)	193,838	1,727,097
II-VI Inc.(a)(b)	54,768	1,041,687
Kemet Corp.(a)(b)	315,450	1,387,980
Measurement Specialties Inc.(a)	12,491	411,953
Methode Electronics Inc.	254,805	2,474,156
Multi-Fineline Electronix Inc.(a)(b)	48,942	1,103,642
Newport Corp.(a)	264,094	2,920,880
Park Electrochemical Corp.	143,949	3,574,254
Plexus Corp.(a)	136,471	4,133,707
Rofin-Sinar Technologies Inc.(a)(b)	197,749	3,901,588
Rogers Corp.(a)(b)	64,576	2,735,439
Sanmina-SCI Corp.(a)(b)	565,827	4,803,871
Stoneridge Inc.(a)	196,970	978,941
Sypris Solutions Inc.(b)	25,221	180,078

Security	Shares	Value
TTM Technologies Inc.(a)(b)	368,116	$3,471,334
Viasystems Group Inc.(a)(b)	27,147	469,643
Vishay Precision Group Inc.(a)(b)	86,640	1,211,227
Watts Water Technologies Inc. Class A	193,821	7,332,248
Zygo Corp.(a)(b)	92,831	1,697,879

		93,079,118

ENERGY – ALTERNATE SOURCES – 0.12%
Amyris Inc.(a)(b)	213,029	732,820
Enphase Energy Inc.(a)(b)	12,275	50,818
FuelCell Energy Inc.(a)(b)	790,577	695,708
FutureFuel Corp.	131,609	1,593,785
Gevo Inc.(a)	13,015	27,722
Green Plains Renewable Energy Inc.(a)(b)	175,375	1,027,697
Renewable Energy Group Inc.(a)(b)	38,766	257,794
REX American Resources Corp.(a)(b)	35,581	640,814

		5,027,158

ENGINEERING & CONSTRUCTION – 0.90%
Aegion Corp.(a)(b)	233,688	4,477,462
Argan Inc.	54,209	945,947
Dycom Industries Inc.(a)	30,162	433,730
EMCOR Group Inc.	462,507	13,199,950
Granite Construction Inc.	267,457	7,681,365
Layne Christensen Co.(a)(b)	136,988	2,686,335
Michael Baker Corp.(a)(b)	60,830	1,451,404
MYR Group Inc.(a)	64,631	1,289,388
Orion Marine Group Inc.(a)	190,906	1,418,432
Sterling Construction Co. Inc.(a)(b)	103,279	1,030,724
Tutor Perini Corp.(a)	246,446	2,819,342
VSE Corp.	29,045	711,312

		38,145,391

ENTERTAINMENT – 0.99%
Bluegreen Corp.(a)(b)	101,056	634,632
Carmike Cinemas Inc.(a)(b)	84,955	955,744
Churchill Downs Inc.	60,449	3,791,361
International Speedway Corp. Class A	192,555	5,462,785
Isle of Capri Casinos Inc.(a)	147,655	1,026,202
Marriott Vacations Worldwide Corp.(a)(b)	183,640	6,614,713
National CineMedia Inc.	258,017	4,223,738
Pinnacle Entertainment Inc.(a)(b)	404,797	4,958,763
Reading International Inc. Class A(a)(b)	117,835	695,227
Scientific Games Corp. Class A(a)	340,612	2,816,861
Speedway Motorsports Inc.	81,610	1,256,794
Vail Resorts Inc.	161,413	9,305,460

		41,742,280

ENVIRONMENTAL CONTROL – 0.53%
Calgon Carbon Corp.(a)	63,396	907,197
Casella Waste Systems Inc. Class A(a)(b)	171,670	734,748
CECO Environmental Corp.	8,316	81,247
Darling International Inc.(a)	565,442	10,341,934
Energy Recovery Inc.(a)(b)	306,754	907,992
EnergySolutions Inc.(a)(b)	403,803	1,102,382
Heckmann Corp.(a)(b)	862,063	3,620,665
Met-Pro Corp.	95,775	857,186
Metalico Inc.(a)(b)	282,522	723,256
Tetra Tech Inc.(a)(b)	80,500	2,113,930
TRC Companies Inc.(a)	16,989	127,757
US Ecology Inc.	48,100	1,037,998

		22,556,292

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
FOOD – 1.39%
Annie’s Inc.(a)(b)	10,434	$467,861
Arden Group Inc. Class A	2,595	251,767
Cal-Maine Foods Inc.	14,173	636,935
Chiquita Brands International Inc.(a)(b)	316,581	2,418,679
Diamond Foods Inc.(b)	152,430	2,868,733
Dole Food Co. Inc.(a)(b)	247,358	3,470,433
Fresh Del Monte Produce Inc.(b)	263,319	6,740,966
Harris Teeter Supermarkets Inc.	261,626	10,161,554
Ingles Markets Inc. Class A	88,793	1,451,766
John B. Sanfilippo & Son Inc.(a)(b)	55,977	728,820
Nash-Finch Co.	83,726	1,709,685
Pilgrim’s Pride Corp.(a)(b)	82,614	422,157
Post Holdings Inc.(a)(b)	55,758	1,676,085
Seaboard Corp.(a)	2,106	4,759,834
Seneca Foods Corp. Class A(a)	63,805	1,905,217
Smart Balance Inc.(a)(b)	407,869	4,927,057
Snyders-Lance Inc.	34,523	863,075
Spartan Stores Inc.	149,338	2,286,365
SUPERVALU Inc.(b)	362,539	873,719
Tootsie Roll Industries Inc.(b)	10,458	282,157
TreeHouse Foods Inc.(a)(b)	81,441	4,275,652
Village Super Market Inc. Class A	59,211	2,176,596
Weis Markets Inc.	75,954	3,215,133

		58,570,246

FOREST PRODUCTS & PAPER – 0.77%
Boise Inc.	698,027	6,114,716
Buckeye Technologies Inc.	113,261	3,631,148
Clearwater Paper Corp.(a)	32,188	1,329,686
KapStone Paper and Packaging Corp.(a)(b)	280,240	6,274,574
Neenah Paper Inc.	44,248	1,267,263
Orchids Paper Products Co.	21,256	383,458
P.H. Glatfelter Co.	246,599	4,391,928
Resolute Forest Products Inc.(a)(b)	560,673	7,288,749
Schweitzer-Mauduit International Inc.	55,796	1,840,710
Wausau Paper Corp.	16,200	150,012

		32,672,244

GAS – 2.01%
Chesapeake Utilities Corp.	66,184	3,134,474
Delta Natural Gas Co. Inc.	47,820	925,795
Laclede Group Inc. (The)	155,391	6,681,813
New Jersey Resources Corp.	287,949	13,165,028
Northwest Natural Gas Co.	184,996	9,109,203
Piedmont Natural Gas Co.	453,716	14,736,696
South Jersey Industries Inc.	164,907	8,728,528
Southwest Gas Corp.	319,630	14,127,646
WGL Holdings Inc.	357,231	14,378,548

		84,987,731

HAND & MACHINE TOOLS – 0.03%
Franklin Electric Co. Inc.	8,645	522,936
Hardinge Inc.	82,208	842,632

		1,365,568

Security	Shares	Value
HEALTH CARE – PRODUCTS – 1.58%
Affymetrix Inc.(a)(b)	484,444	$2,097,643
Alphatec Holdings Inc.(a)(b)	385,996	636,893
AngioDynamics Inc.(a)(b)	168,073	2,050,491
ArthroCare Corp.(a)	33,648	1,090,195
Cerus Corp.(a)(b)	42,350	143,990
Chindex International Inc.(a)(b)	81,386	840,717
CONMED Corp.	194,970	5,556,645
CryoLife Inc.	193,947	1,303,324
Cynosure Inc. Class A(a)(b)	33,855	893,095
Exactech Inc.(a)(b)	46,584	830,593
Globus Medical Inc.(a)	18,039	325,243
Greatbatch Inc.(a)(b)	163,595	3,980,266
Hanger Inc.(a)(b)	235,642	6,722,866
ICU Medical Inc.(a)(b)	8,059	487,408
Integra LifeSciences Holdings Corp.(a)	57,332	2,356,345
Invacare Corp.	219,471	3,103,320
Merge Healthcare Inc.(a)(b)	96,346	369,005
Merit Medical Systems Inc.(a)	274,033	4,091,313
Natus Medical Inc.(a)	80,310	1,049,652
NuVasive Inc.(a)	223,920	5,130,007
Orthofix International NV(a)	26,353	1,179,297
Palomar Medical Technologies Inc.(a)(b)	137,367	1,296,745
PhotoMedex Inc.(a)(b)	14,469	203,434
Rochester Medical Corp.(a)(b)	9,397	110,979
Rockwell Medical Technologies Inc.(a)	7,613	62,198
Solta Medical Inc.(a)(b)	476,258	1,495,450
Steris Corp.	105,017	3,724,953
SurModics Inc.(a)	68,606	1,387,213
Symmetry Medical Inc.(a)	172,573	1,706,747
Tornier NV(a)(b)	32,044	607,234
West Pharmaceutical Services Inc.	85,011	4,511,534
Wright Medical Group Inc.(a)(b)	271,238	5,997,072
Young Innovations Inc.	21,630	845,733
Zeltiq Aesthetics Inc.(a)(b)	71,033	400,626

		66,588,226

HEALTH CARE – SERVICES – 1.50%
Almost Family Inc.(a)(b)	58,081	1,235,964
Amedisys Inc.(a)(b)	207,419	2,864,456
AmSurg Corp.(a)	147,477	4,185,397
Assisted Living Concepts Inc. Class A	136,178	1,039,038
Capital Senior Living Corp.(a)(b)	27,257	394,409
Ensign Group Inc. (The)	46,215	1,414,410
Five Star Quality Care Inc.(a)(b)	279,162	1,426,518
Gentiva Health Services Inc.(a)(b)	209,802	2,374,959
HealthSouth Corp.(a)	102,579	2,468,051
Healthways Inc.(a)	230,362	2,697,539
Kindred Healthcare Inc.(a)	365,772	4,162,485
LHC Group Inc.(a)	103,317	1,908,265
Magellan Health Services Inc.(a)	178,683	9,221,830
Molina Healthcare Inc.(a)	190,491	4,790,849
National Healthcare Corp.	72,895	3,480,007
Select Medical Holdings Corp.(a)(b)	241,041	2,706,890
Skilled Healthcare Group Inc. Class A(a)(b)	10,122	65,084
Sun Healthcare Group Inc.(a)(b)	173,908	1,472,131
Sunrise Senior Living Inc.(a)(b)	77,121	1,100,517
Triple-S Management Corp. Class B(a)(b)	133,463	2,789,377
Universal American Corp.(a)(b)	258,186	2,385,639
Vanguard Health Systems Inc.(a)	30,606	378,596
WellCare Health Plans Inc.(a)	154,074	8,712,885

		63,275,296

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 2.35%
American Realty Capital Trust Inc.	1,098,001	$12,879,552
Apollo Investment Corp.	1,404,310	11,051,920
Arlington Asset Investment Corp. Class A	76,227	1,818,776
BlackRock Kelso Capital Corp.(c)	482,823	4,693,039
Capital Southwest Corp.	20,402	2,284,004
Fifth Street Finance Corp.(b)	629,946	6,916,807
Gladstone Capital Corp.	147,866	1,293,827
Gladstone Investment Corp.	155,494	1,215,963
Golub Capital BDC Inc.	97,411	1,548,835
Harbinger Group Inc.(a)(b)	283,975	2,393,909
Home Loan Servicing Solutions Ltd.(b)	200,702	3,265,421
Horizon Pharma Inc.(a)	111,295	386,194
KCAP Financial Inc.	147,634	1,367,091
Main Street Capital Corp.	177,226	5,229,939
MCG Capital Corp.	527,537	2,431,946
Medallion Financial Corp.	125,928	1,487,210
MVC Capital Inc.	168,059	2,151,155
New Mountain Finance Corp.	88,456	1,310,918
NGP Capital Resources Co.	152,339	1,136,449
PennantPark Investment Corp.(b)	390,478	4,142,972
Primoris Services Corp.	149,681	1,953,337
Prospect Capital Corp.	1,024,684	11,804,360
Resource America Inc. Class A	84,731	579,560
Solar Capital Ltd.	266,662	6,111,893
TCP Capital Corp.(b)	40,536	646,954
THL Credit Inc.	104,220	1,462,207
TICC Capital Corp.	286,928	2,984,051
Triangle Capital Corp.(b)	189,050	4,851,023

		99,399,312

HOME BUILDERS – 1.03%
Beazer Homes USA Inc.(a)(b)	857,383	3,043,710
Cavco Industries Inc.(a)	4,809	220,685
Hovnanian Enterprises Inc. Class A(a)(b)	688,414	2,381,912
KB Home(b)	534,874	7,675,442
M.D.C. Holdings Inc.	264,633	10,191,017
M/I Homes Inc.(a)	148,065	2,863,577
Meritage Homes Corp.(a)	160,062	6,087,158
Ryland Group Inc. (The)	134,343	4,030,290
Standard-Pacific Corp.(a)(b)	796,860	5,386,773
Winnebago Industries Inc.(a)(b)	143,916	1,817,659

		43,698,223

HOME FURNISHINGS – 0.44%
American Woodmark Corp.(a)	57,073	1,139,748
Bassett Furniture Industries Inc.	79,270	986,912
Ethan Allen Interiors Inc.	23,133	507,075
Flexsteel Industries	31,711	656,418
Hooker Furniture Corp.	75,962	986,746
Kimball International Inc. Class B	223,789	2,734,702
La-Z-Boy Inc.(a)	251,888	3,685,121
Sealy Corp.(a)(b)	354,332	772,444
TiVo Inc.(a)(b)	431,403	4,499,533
Universal Electronics Inc.(a)(b)	105,019	1,846,234
VOXX International Corp.(a)(b)	128,362	960,148

		18,775,081

HOUSEHOLD PRODUCTS & WARES – 0.49%
A.T. Cross Co. Class A(a)	4,143	41,306

Security	Shares	Value
ACCO Brands Corp.(a)(b)	424,451	$2,754,687
American Greetings Corp. Class A(b)	226,267	3,801,286
Central Garden & Pet Co. Class A(a)	226,061	2,730,817
CSS Industries Inc.	68,403	1,405,682
Helen of Troy Ltd.(a)	219,328	6,981,210
Prestige Brands Holdings Inc.(a)	117,269	1,988,882
Spectrum Brands Holdings Inc.(a)	26,337	1,053,743

		20,757,613

HOUSEWARES – 0.02%
Lifetime Brands Inc.	68,136	811,500

		811,500

INSURANCE – 4.58%
Alterra Capital Holdings Ltd.(b)	594,268	14,226,776
American Equity Investment Life Holding Co.	416,127	4,839,557
American Safety Insurance Holdings Ltd.(a)(b)	57,600	1,076,544
Amerisafe Inc.(a)	125,414	3,403,736
AmTrust Financial Services Inc.	157,862	4,044,424
Argo Group International Holdings Ltd.	177,720	5,756,351
Baldwin & Lyons Inc. Class B	64,096	1,532,535
Citizens Inc.(a)(b)	268,372	2,815,222
CNO Financial Group Inc.	1,469,325	14,178,986
Crawford & Co. Class B	184,676	925,227
Donegal Group Inc. Class A	51,478	722,751
Eastern Insurance Holdings Inc.	46,742	783,863
EMC Insurance Group Inc.	31,360	658,560
Employers Holdings Inc.	168,587	3,090,200
Enstar Group Ltd.(a)	58,232	5,802,819
FBL Financial Group Inc. Class A	66,754	2,216,233
First American Financial Corp.	668,893	14,494,911
Flagstone Reinsurance Holdings SA(b)	344,132	2,956,094
Fortegra Financial Corp.(a)(b)	47,269	374,843
Global Indemnity PLC(a)	71,210	1,558,075
Greenlight Capital Re Ltd. Class A(a)(b)	140,343	3,473,489
Hallmark Financial Services Inc.(a)(b)	93,865	764,061
Hilltop Holdings Inc.(a)	273,708	3,478,829
Homeowners Choice Inc.	40,359	948,436
Horace Mann Educators Corp.	275,536	4,989,957
Independence Holding Co.	57,681	580,848
Infinity Property and Casualty Corp.	82,060	4,955,603
Investors Title Co.	8,745	570,524
Kansas City Life Insurance Co.	29,011	1,117,794
Maiden Holdings Ltd.	346,092	3,076,758
Meadowbrook Insurance Group Inc.	322,506	2,480,071
MGIC Investment Corp.(a)	1,305,384	1,997,238
Montpelier Re Holdings Ltd.(b)	302,291	6,689,700
National Interstate Corp.	43,885	1,132,233
National Western Life Insurance Co. Class A	15,022	2,151,901
Navigators Group Inc. (The)(a)	39,527	1,945,717
OneBeacon Insurance Group Ltd. Class A(b)	155,838	2,094,463
Phoenix Companies Inc. (The)(a)(b)	40,537	1,243,270
Platinum Underwriters Holdings Ltd.(b)	240,619	9,834,099
Presidential Life Corp.	148,646	2,070,639
Primerica Inc.	325,380	9,318,883
Radian Group Inc.(b)	920,546	3,995,170
RLI Corp.	146,555	9,769,356
Safety Insurance Group Inc.	87,829	4,029,594
Seabright Holdings Inc.	134,854	1,483,394
Selective Insurance Group Inc.	379,107	7,199,242
State Auto Financial Corp.	88,082	1,443,664
Stewart Information Services Corp.	126,104	2,539,735
Symetra Financial Corp.	535,327	6,584,522

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Tower Group Inc.	110,340	$2,139,493
United Fire Group Inc.	138,919	3,489,645
Universal Insurance Holdings Inc.	114,784	441,918

		193,487,953

INTERNET – 1.20%
1-800-FLOWERS.COM Inc.(a)(b)	173,280	646,334
Bankrate Inc.(a)	39,320	612,606
Bazaarvoice Inc.(a)(b)	3,780	57,267
Blucora Inc.(a)(b)	234,727	4,180,488
Brightcove Inc.(a)(b)	2,482	28,990
DealerTrack Holdings Inc.(a)	32,003	891,284
Digital River Inc.(a)	255,842	4,262,328
Envivio Inc.(a)(b)	39,792	87,542
ePlus Inc.(a)(b)	27,896	1,094,081
Global Sources Ltd.(a)	113,054	741,634
ICG Group Inc.(a)(b)	234,929	2,386,879
Internap Network Services Corp.(a)	184,307	1,299,364
IntraLinks Holdings Inc.(a)(b)	248,801	1,627,158
iPass Inc.(a)	27,643	60,815
Kayak Software Corp.(a)	6,659	235,262
Keynote Systems Inc.	110,363	1,598,056
KIT Digital Inc.(a)(b)	382,522	1,147,566
Limelight Networks Inc.(a)(b)	423,060	989,960
magicJack VocalTec Ltd.(a)(b)	32,665	801,272
MeetMe Inc.(a)(b)	107,673	306,868
ModusLink Global Solutions Inc.(a)	278,091	1,026,156
PCTEL Inc.	129,998	916,486
Perficient Inc.(a)	51,674	623,705
QuinStreet Inc.(a)(b)	223,679	1,876,667
RealNetworks Inc.(a)	153,774	1,279,400
Safeguard Scientifics Inc.(a)(b)	142,777	2,240,171
Shutterfly Inc.(a)(b)	184,669	5,746,899
Support.com Inc.(a)(b)	103,595	438,207
Synacor Inc.(a)	2,898	21,967
TechTarget Inc.(a)(b)	108,779	642,884
United Online Inc.	624,799	3,448,890
Unwired Planet Inc.(a)(b)	37,355	71,722
ValueClick Inc.(a)	208,042	3,576,242
Vasco Data Security International Inc.(a)	109,197	1,024,268
WebMD Health Corp.(a)(b)	349,356	4,901,465

		50,890,883

IRON & STEEL – 0.26%
AK Steel Holding Corp.(b)	638,186	3,063,293
Metals USA Holdings Corp.(a)	61,756	825,678
Schnitzer Steel Industries Inc. Class A	174,987	4,925,884
Shiloh Industries Inc.	41,157	461,781
Universal Stainless & Alloy Products Inc.(a)(b)	47,991	1,782,866

		11,059,502

LEISURE TIME – 0.29%
Black Diamond Inc.(a)(b)	147,582	1,294,294
Callaway Golf Co.	447,704	2,748,902
Johnson Outdoors Inc. Class A(a)(b)	39,912	853,718
Life Time Fitness Inc.(a)	22,367	1,023,066
Marine Products Corp.(b)	30,330	180,767
WMS Industries Inc.(a)(b)	380,644	6,234,949

		12,335,696

Security	Shares	Value
LODGING – 0.35%
Ameristar Casinos Inc.	30,199	$537,542
Boyd Gaming Corp.(a)(b)	354,776	2,504,718
Caesars Entertainment Corp.(a)(b)	28,044	190,699
Marcus Corp.	137,376	1,524,874
Monarch Casino & Resort Inc.(a)(b)	62,053	540,482
Morgans Hotel Group Co.(a)	84,655	543,485
Orient-Express Hotels Ltd. Class A(a)(b)	667,822	5,943,616
Red Lion Hotels Corp.(a)(b)	96,207	601,294
Ryman Hospitality Properties Inc.	65,419	2,586,013

		14,972,723

MACHINERY – 1.16%
Alamo Group Inc.	48,708	1,645,356
Albany International Corp. Class A	190,924	4,194,600
Altra Holdings Inc.	83,163	1,513,567
Applied Industrial Technologies Inc.	23,483	972,901
Astec Industries Inc.(a)(b)	139,050	4,395,370
Briggs & Stratton Corp.	335,991	6,272,952
Cascade Corp.	59,951	3,281,718
Columbus McKinnon Corp.(a)	136,326	2,059,886
Flow International Corp.(a)(b)	265,567	982,598
Gerber Scientific Inc. Escrow(a)(d)	173,399	1,734
Global Power Equipment Group Inc.(b)	118,183	2,185,204
Hurco Companies Inc.(a)(b)	45,412	1,039,026
Intermec Inc.(a)(b)	360,077	2,236,078
Intevac Inc.(a)	163,747	1,000,494
Kadant Inc.(a)(b)	82,077	1,903,366
NACCO Industries Inc. Class A	38,110	4,779,375
Robbins & Myers Inc.	157,393	9,380,623
Twin Disc Inc.	59,957	1,073,230

		48,918,078

MANUFACTURING – 1.52%
A.O. Smith Corp.	195,216	11,232,729
Actuant Corp. Class A	407,538	11,663,738
American Railcar Industries Inc.(a)	64,931	1,840,144
Barnes Group Inc.	374,425	9,364,369
Ceradyne Inc.	167,939	4,102,750
Chase Corp.	45,216	830,618
EnPro Industries Inc.(a)(b)	67,241	2,421,348
Fabrinet(a)(b)	150,976	1,749,812
Federal Signal Corp.(a)	385,885	2,438,793
FreightCar America Inc.	81,308	1,446,469
GP Strategies Corp.(a)	9,657	186,573
Handy & Harman Ltd.(a)(b)	4,677	69,126
LSB Industries Inc.(a)	54,678	2,398,724
Lydall Inc.(a)	120,199	1,693,604
Movado Group Inc.	112,629	3,797,850
NL Industries Inc.	46,336	532,401
Park-Ohio Holdings Corp.(a)	3,662	79,356
PMFG Inc.(a)	146,123	1,182,135
Standex International Corp.	67,097	2,982,462
STR Holdings Inc.(a)(b)	213,331	661,326
Tredegar Corp.	166,395	2,951,847
TriMas Corp.(a)(b)	17,991	433,763

		64,059,937

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
MEDIA – 1.23%
Beasley Broadcast Group Inc. Class A(a)(b)	28,982	$141,432
Belo Corp. Class A	409,102	3,203,269
Central European Media Enterprises Ltd. Class A(a)(b)	251,838	1,639,465
Courier Corp.	67,120	820,206
Crown Media Holdings Inc. Class A(a)(b)	180,769	301,884
Cumulus Media Inc. Class A(a)(b)	429,811	1,177,682
Daily Journal Corp.(a)	6,865	643,731
Demand Media Inc.(a)(b)	53,857	585,426
Dial Global Inc.(a)(b)	15,471	41,926
Digital Generation Inc.(a)(b)	189,144	2,148,676
Dolan Co. (The)(a)	215,111	1,157,297
E.W. Scripps Co. (The) Class A(a)(b)	204,634	2,179,352
Entercom Communications Corp. Class A(a)(b)	172,161	1,181,025
Entravision Communications Corp. Class A	357,879	479,558
Fisher Communications Inc.(a)(b)	60,944	2,240,301
Journal Communications Inc. Class A(a)(b)	302,266	1,571,783
Lin TV Corp. Class A(a)(b)	214,677	944,579
Martha Stewart Living Omnimedia Inc. Class A	196,193	602,313
McClatchy Co. (The) Class A(a)(b)	408,539	911,042
Meredith Corp.(b)	250,984	8,784,440
New York Times Co. (The) Class A(a)(b)	943,407	9,207,652
Nexstar Broadcasting Group Inc.(a)(b)	59,959	636,765
Outdoor Channel Holdings Inc.	73,683	536,412
Saga Communications Inc. Class A(a)(b)	24,734	1,002,222
Salem Communications Corp. Class A	71,491	374,613
Scholastic Corp.	179,982	5,719,828
Sinclair Broadcast Group Inc. Class A	320,032	3,587,559
Value Line Inc.	1,067	10,414
World Wrestling Entertainment Inc. Class A	15,266	122,891

		51,953,743

METAL FABRICATE & HARDWARE – 1.09%
A.M. Castle & Co.(a)(b)	113,417	1,416,578
Ampco-Pittsburgh Corp.	59,883	1,104,841
CIRCOR International Inc.	111,357	4,203,727
Dynamic Materials Corp.	60,254	905,015
Eastern Co. (The)	43,735	819,594
Furmanite Corp.(a)(b)	261,994	1,488,126
Haynes International Inc.	15,067	785,744
Kaydon Corp.	222,559	4,971,968
L.B. Foster Co. Class A	62,519	2,021,865
Mueller Industries Inc.	157,038	7,140,518
Mueller Water Products Inc. Class A	372,204	1,823,800
NN Inc.(a)	119,766	1,016,813
Northwest Pipe Co.(a)	63,958	1,576,565
Olympic Steel Inc.	64,240	1,084,371
Rexnord Corp.(a)(b)	155,477	2,832,791
RTI International Metals Inc.(a)(b)	210,527	5,040,016
Worthington Industries Inc.	361,077	7,820,928

		46,053,260

MINING – 1.70%
AMCOL International Corp.	10,358	350,929
Century Aluminum Co.(a)(b)	354,989	2,538,171
Coeur d’Alene Mines Corp.(a)	367,047	10,581,965
General Moly Inc.(a)(b)	399,388	1,266,060
Globe Specialty Metals Inc.	394,066	5,997,685
Gold Reserve Inc.(a)	321,968	1,043,176
Golden Minerals Co.(a)(b)	228,792	1,194,294
Golden Star Resources Ltd.(a)(b)	1,783,883	3,514,250
Hecla Mining Co.	1,972,315	12,918,663
Horsehead Holding Corp.(a)(b)	302,035	2,821,007
Kaiser Aluminum Corp.	133,552	7,798,101
Materion Corp.	128,201	3,051,184

Security	Shares	Value
McEwen Mining Inc.(a)(b)	1,367,725	$6,277,858
Revett Minerals Inc.(a)	179,637	639,508
Stillwater Mining Co.(a)(b)	802,189	9,457,808
United States Lime & Minerals Inc.(a)	832	40,111
Uranium Energy Corp.(a)(b)	316,345	825,660
Vista Gold Corp.(a)(b)	406,977	1,477,327

		71,793,757

OFFICE FURNISHINGS – 0.15%
CompX International Inc.	7,025	106,640
HNI Corp.	17,350	442,598
Knoll Inc.	98,884	1,379,432
Steelcase Inc. Class A	454,846	4,480,233

		6,408,903

OIL & GAS – 3.07%
Adams Resources & Energy Inc.	14,834	452,437
Alon USA Energy Inc.	12,146	166,400
Bill Barrett Corp.(a)(b)	332,510	8,236,273
Bonanza Creek Energy Inc.(a)(b)	57,000	1,342,920
BPZ Resources Inc.(a)(b)	512,060	1,464,492
Callon Petroleum Co.(a)(b)	269,007	1,654,393
Carrizo Oil & Gas Inc.(a)(b)	38,472	962,185
Clayton Williams Energy Inc.(a)(b)	36,661	1,902,339
Comstock Resources Inc.(a)(b)	334,250	6,143,515
Contango Oil & Gas Co.(a)	7,497	368,403
CREDO Petroleum Corp.(a)(b)	17,634	255,517
Crimson Exploration Inc.(a)	148,332	633,378
CVR Energy Inc.(a)(b)	35,978	1,322,192
Delek US Holdings Inc.	116,666	2,973,816
Emerald Oil Inc.(a)(b)	338,658	281,086
Endeavour International Corp.(a)(b)	18,967	183,411
Energy XXI (Bermuda) Ltd.(b)	148,826	5,201,469
EPL Oil & Gas Inc.(a)(b)	191,830	3,892,231
Forest Oil Corp.(a)	813,328	6,872,622
Gastar Exploration Ltd.(a)(b)	415,941	690,462
Gulfport Energy Corp.(a)(b)	256,538	8,019,378
Halcon Resources Corp.(a)	97,656	715,818
Harvest Natural Resources Inc.(a)(b)	241,795	2,156,811
Hercules Offshore Inc.(a)	1,097,615	5,356,361
Magnum Hunter Resources Corp.(a)(b)	658,987	2,925,902
Matador Resources Co.(a)(b)	17,194	178,646
McMoRan Exploration Co.(a)(b)	701,306	8,240,345
Midstates Petroleum Co. Inc.(a)	91,607	792,401
Miller Energy Resources Inc.(a)(b)	205,003	1,031,165
Parker Drilling Co.(a)	814,301	3,444,493
PDC Energy Inc.(a)(b)	207,715	6,570,025
Penn Virginia Corp.	314,510	1,949,962
PetroCorp Inc. Escrow(a)(d)	19,086	0
PetroQuest Energy Inc.(a)	388,419	2,606,291
Quicksilver Resources Inc.(a)(b)	815,335	3,334,720
Resolute Energy Corp.(a)(b)	333,107	2,954,659
Rex Energy Corp.(a)(b)	298,973	3,991,290
Stone Energy Corp.(a)	342,042	8,592,095
Swift Energy Co.(a)(b)	295,248	6,164,778
Synergy Resources Corp.(a)	261,811	1,091,752
Triangle Petroleum Corp.(a)(b)	303,718	2,174,621
Vantage Drilling Co.(a)(b)	1,317,479	2,424,161
W&T Offshore Inc.	223,657	4,200,278
Warren Resources Inc.(a)(b)	402,965	1,225,014
Western Refining Inc.	162,139	4,244,799
ZaZa Energy Corp.(a)(b)	95,003	282,159

		129,667,465

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
OIL & GAS SERVICES – 1.66%
Basic Energy Services Inc.(a)(b)	212,453	$2,383,723
Bolt Technology Corp.	60,375	868,192
C&J Energy Services Inc.(a)(b)	214,353	4,265,625
Cal Dive International Inc.(a)(b)	675,428	1,033,405
Dawson Geophysical Co.(a)(b)	55,764	1,408,599
Edgen Group Inc.(a)(b)	79,273	614,366
Exterran Holdings Inc.(a)(b)	448,214	9,089,780
Forbes Energy Services Ltd.(a)	104,057	364,200
Gulf Island Fabrication Inc.	99,247	2,766,014
Helix Energy Solutions Group Inc.(a)	732,231	13,377,860
Hornbeck Offshore Services Inc.(a)(b)	244,202	8,950,003
Key Energy Services Inc.(a)	1,046,130	7,322,910
Matrix Service Co.(a)	141,562	1,496,310
Mitcham Industries Inc.(a)(b)	32,900	524,097
Natural Gas Services Group Inc.(a)	86,672	1,295,746
Newpark Resources Inc.(a)(b)	623,242	4,618,223
Pioneer Energy Services Corp.(a)	338,239	2,634,882
Tesco Corp.(a)	208,797	2,229,952
TETRA Technologies Inc.(a)	537,083	3,249,352
Union Drilling Inc.(a)(b)	96,449	625,954
Willbros Group Inc.(a)(b)	210,092	1,128,194

		70,247,387

PACKAGING & CONTAINERS – 0.18%
Graphic Packaging Holding Co.(a)(b)	1,157,271	6,723,745
UFP Technologies Inc.(a)(b)	38,721	681,102

		7,404,847

PHARMACEUTICALS – 0.82%
Allos Therapeutics Inc. Escrow(a)(d)	99,924	1
AVANIR Pharmaceuticals Inc. Class A(a)(b)	75,003	240,010
BioScrip Inc.(a)(b)	218,884	1,994,033
Cornerstone Therapeutics Inc.(a)(b)	60,906	312,448
Cumberland Pharmaceuticals Inc.(a)(b)	37,695	243,510
Cytori Therapeutics Inc.(a)(b)	78,940	348,125
Derma Sciences Inc.(a)(b)	61,797	641,453
Durata Therapeutics Inc.(a)	11,657	109,576
Hi-Tech Pharmacal Co. Inc.(a)(b)	44,850	1,484,983
Hyperion Therapeutics Inc.(a)	4,783	50,843
Idenix Pharmaceuticals Inc.(a)(b)	72,727	332,362
Lannett Co. Inc.(a)(b)	112,749	544,578
Natural Grocers by Vitamin Cottage Inc.(a)	29,322	654,467
Nature’s Sunshine Products Inc.	31,276	511,050
Nektar Therapeutics(a)(b)	228,651	2,441,993
Nutraceutical International Corp.(a)(b)	60,859	959,138
Omega Protein Corp.(a)(b)	137,953	946,358
Par Pharmaceutical Companies Inc.(a)	60,948	3,046,181
PharMerica Corp.(a)	203,177	2,572,221
Rigel Pharmaceuticals Inc.(a)	92,714	950,318
Supernus Pharmaceuticals Inc.(a)(b)	24,177	279,244
Targacept Inc.(a)(b)	191,663	937,232
TESARO Inc.(a)	6,161	87,671
ViroPharma Inc.(a)(b)	483,200	14,602,304
XenoPort Inc.(a)(b)	41,852	479,624

		34,769,723

Security	Shares	Value
PIPELINES – 0.26%
Crosstex Energy Inc.	24,298	$340,901
SemGroup Corp. Class A(a)	288,855	10,644,307

		10,985,208

REAL ESTATE – 0.31%
AV Homes Inc.(a)(b)	69,469	1,030,920
Consolidated-Tomoka Land Co.	30,227	994,166
Forestar Group Inc.(a)	239,704	3,993,469
HFF Inc. Class A(a)(b)	33,853	504,410
Kennedy-Wilson Holdings Inc.	296,947	4,148,349
Sovran Self Storage Inc.	17,991	1,040,779
Thomas Properties Group Inc.	226,449	1,317,933

		13,030,026

REAL ESTATE INVESTMENT TRUSTS – 11.70%
AG Mortgage Investment Trust Inc.	158,067	3,814,157
Agree Realty Corp.(b)	78,423	1,999,002
American Assets Trust Inc.	227,925	6,106,111
American Capital Mortgage Investment Corp.	250,390	6,292,301
AmREIT Inc.	23,079	342,031
Anworth Mortgage Asset Corp.	948,181	6,447,631
Apollo Commercial Real Estate Finance Inc.(b)	119,599	2,073,847
Apollo Residential Mortgage Inc.	150,610	3,319,444
Ares Commercial Real Estate Corp.	54,181	924,328
ARMOUR Residential REIT Inc.	2,056,819	15,755,234
Ashford Hospitality Trust Inc.(b)	367,948	3,090,763
Associated Estates Realty Corp.	193,655	2,935,810
Campus Crest Communities Inc.	268,527	2,900,092
CapLease Inc.	458,012	2,367,922
Capstead Mortgage Corp.(b)	682,319	9,204,483
Cedar Realty Trust Inc.	411,420	2,172,298
Chatham Lodging Trust	97,907	1,358,949
Chesapeake Lodging Trust	274,174	5,447,837
Colonial Properties Trust(b)	609,203	12,823,723
Colony Financial Inc.	285,339	5,558,404
CoreSite Realty Corp.	70,690	1,904,389
Cousins Properties Inc.	636,942	5,057,319
CreXus Investment Corp.	465,077	5,027,482
CubeSmart(b)	851,869	10,963,554
CYS Investments Inc.(b)	1,153,848	16,257,718
DCT Industrial Trust Inc.(b)	1,709,152	11,058,213
DiamondRock Hospitality Co.	1,298,145	12,501,136
DuPont Fabros Technology Inc.(b)	223,881	5,652,995
Dynex Capital Inc.(b)	376,328	4,045,526
EastGroup Properties Inc.	12,657	673,352
Education Realty Trust Inc.	781,724	8,520,792
Entertainment Properties Trust	323,500	14,373,105
Equity One Inc.(b)	379,092	7,983,677
Excel Trust Inc.	232,067	2,650,205
FelCor Lodging Trust Inc.(a)	343,316	1,627,318
First Industrial Realty Trust Inc.(a)	680,527	8,942,125
First Potomac Realty Trust(b)	353,380	4,551,534
Franklin Street Properties Corp.	499,587	5,530,428
Getty Realty Corp.	177,275	3,182,086
Gladstone Commercial Corp.(b)	76,961	1,405,308
Glimcher Realty Trust	98,276	1,038,777
Government Properties Income Trust(b)	255,751	5,984,573
Gramercy Capital Corp.(a)	323,154	972,694
Gyrodyne Co. of America Inc.(a)	497	53,989
Healthcare Realty Trust Inc.	540,133	12,450,066

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Hersha Hospitality Trust	1,187,589	$5,819,186
Highwoods Properties Inc.	92,217	3,008,119
Hudson Pacific Properties Inc.	248,469	4,596,676
Inland Real Estate Corp.	288,195	2,377,609
Invesco Mortgage Capital Inc.	797,782	16,059,352
Investors Real Estate Trust(b)	628,908	5,201,069
iStar Financial Inc.(a)(b)	583,636	4,832,506
Kite Realty Group Trust	377,252	1,923,985
LaSalle Hotel Properties	591,900	15,797,811
Lexington Realty Trust(b)	821,349	7,934,231
LTC Properties Inc.	163,537	5,208,653
Medical Properties Trust Inc.	935,853	9,779,664
Mission West Properties Inc.(b)	128,136	1,114,783
Monmouth Real Estate Investment Corp. Class A	152,186	1,702,961
New York Mortgage Trust Inc.(b)	226,552	1,597,192
NorthStar Realty Finance Corp.(b)	926,346	5,891,561
One Liberty Properties Inc.	80,686	1,504,794
Parkway Properties Inc.	107,923	1,442,930
Pebblebrook Hotel Trust	397,513	9,297,829
Pennsylvania Real Estate Investment Trust	385,941	6,121,024
PennyMac Mortgage Investment Trust(c)	407,933	9,533,394
Potlatch Corp.	103,373	3,863,049
PS Business Parks Inc.	21,391	1,429,347
RAIT Financial Trust(b)	349,375	1,834,219
Ramco-Gershenson Properties Trust(b)	318,483	3,990,592
Redwood Trust Inc.(b)	547,269	7,913,510
Resource Capital Corp.(b)	688,757	4,049,891
Retail Opportunity Investments Corp.(b)	349,087	4,492,750
RLJ Lodging Trust	739,437	13,982,754
Rouse Properties Inc.(b)	151,837	2,178,861
Sabra Healthcare REIT Inc.	257,101	5,144,591
Select Income REIT	62,699	1,543,649
STAG Industrial Inc.	216,651	3,522,745
Starwood Property Trust Inc.	805,326	18,739,936
Strategic Hotels & Resorts Inc.(a)	194,981	1,171,836
Summit Hotel Properties Inc.	214,636	1,832,991
Sunstone Hotel Investors Inc.(a)	947,989	10,427,879
Terreno Realty Corp.	94,426	1,491,931
Two Harbors Investment Corp.	1,932,962	22,712,303
UMH Properties Inc.	76,049	910,307
Universal Health Realty Income Trust	30,922	1,421,794
Urstadt Biddle Properties Inc. Class A(b)	38,446	777,763
Washington Real Estate Investment Trust	314,616	8,438,001
Western Asset Mortgage Capital Corp.	56,253	1,248,817
Whitestone REIT Class B	96,324	1,271,477
Winthrop Realty Trust(b)	200,637	2,162,867

		494,641,917

RETAIL – 4.16%
Asbury Automotive Group Inc.(a)(b)	22,444	627,310
Barnes & Noble Inc.(a)(b)	178,761	2,284,566
bebe stores inc.	234,773	1,126,910
Big 5 Sporting Goods Corp.	117,273	1,166,866
Biglari Holdings Inc.(a)	7,429	2,712,031
Bloomin’ Brands Inc.(a)	33,863	557,046
Bob Evans Farms Inc.	174,126	6,813,550
Bon-Ton Stores Inc. (The)(b)	89,399	849,291
Brown Shoe Co. Inc.	296,417	4,751,565
Cabela’s Inc.(a)(b)	29,652	1,621,371
Carrols Restaurant Group Inc.(a)(b)	32,521	187,321
Cash America International Inc.	118,988	4,589,367
Casual Male Retail Group Inc.(a)(b)	295,907	1,370,049
Children’s Place Retail Stores Inc. (The)(a)(b)	104,852	6,291,120
Chuy’s Holdings Inc.(a)	12,349	302,798

Security	Shares	Value
Citi Trends Inc.(a)(b)	97,863	$1,228,670
Conn’s Inc.(a)(b)	96,577	2,129,523
Del Frisco’s Restaurant Group Inc.(a)	10,674	159,043
Denny’s Corp.(a)	145,998	708,090
Destination Maternity Corp.	52,656	984,667
Einstein Noah Restaurant Group Inc.	4,304	76,138
EZCORP Inc. Class A NVS(a)(b)	102,987	2,361,492
Fiesta Restaurant Group Inc.(a)(b)	11,324	179,712
Fifth & Pacific Companies Inc.(a)(b)	711,144	9,088,420
Finish Line Inc. (The) Class A	218,838	4,976,376
Five Below Inc.(a)	37,504	1,465,656
Fred’s Inc. Class A	255,182	3,631,240
Frisch’s Restaurants Inc.	22,082	438,328
Group 1 Automotive Inc.	158,555	9,549,768
Haverty Furniture Companies Inc.	134,867	1,871,954
hhgregg Inc.(a)(b)	103,278	712,618
Jack in the Box Inc.(a)	57,959	1,629,228
Jos. A. Bank Clothiers Inc.(a)(b)	13,924	675,036
Kirkland’s Inc.(a)	94,058	933,996
Krispy Kreme Doughnuts Inc.(a)(b)	409,594	3,248,080
Lithia Motors Inc. Class A	150,008	4,996,767
Luby’s Inc.(a)(b)	140,819	947,712
MarineMax Inc.(a)(b)	143,540	1,189,947
Men’s Wearhouse Inc. (The)	277,991	9,571,230
New York & Co. Inc.(a)(b)	74,684	280,065
Office Depot Inc.(a)(b)	1,970,120	5,043,507
OfficeMax Inc.	598,357	4,673,168
Orchard Supply Hardware Stores Corp. Class A(a)(b)	13,027	188,631
Pantry Inc. (The)(a)(b)	147,053	2,139,621
PC Connection Inc.(b)	62,191	715,818
Penske Automotive Group Inc.	217,303	6,538,647
Pep Boys - Manny, Moe & Jack (The)	365,055	3,716,260
Perfumania Holdings Inc.(a)(b)	35,927	258,674
RadioShack Corp.(b)	681,579	1,622,158
Red Robin Gourmet Burgers Inc.(a)(b)	55,638	1,811,573
Regis Corp.	398,351	7,321,691
Rite Aid Corp.(a)	4,155,649	4,862,109
Ruby Tuesday Inc.(a)(b)	440,090	3,190,653
Rush Enterprises Inc. Class A(a)(b)	230,050	4,430,763
Saks Inc.(a)(b)	761,646	7,852,570
Shoe Carnival Inc.	98,204	2,310,740
Sonic Automotive Inc. Class A	279,180	5,298,836
Sonic Corp.(a)	82,799	850,346
Stage Stores Inc.	212,480	4,474,829
Stein Mart Inc.(a)	192,232	1,635,894
Steinway Musical Instruments Inc.(a)	48,537	1,182,361
Susser Holdings Corp.(a)(b)	43,950	1,589,672
Systemax Inc.(a)(b)	73,084	863,122
Tuesday Morning Corp.(a)	292,666	1,916,962
West Marine Inc.(a)(b)	106,950	1,136,879
Wet Seal Inc. Class A(a)(b)	620,168	1,953,529

		175,863,930

SAVINGS & LOANS – 2.23%
Astoria Financial Corp.	601,403	5,941,862
Bank Mutual Corp.	325,767	1,482,240
BankFinancial Corp.	148,442	1,304,805
Beneficial Mutual Bancorp Inc.(a)(b)	201,569	1,927,000
Berkshire Hills Bancorp Inc.	153,226	3,505,811
BofI Holding Inc.(a)(b)	63,469	1,653,367
Brookline Bancorp Inc.	485,557	4,282,613
BSB Bancorp Inc.(a)(b)	57,772	745,259
Cape Bancorp Inc.(a)(b)	79,627	745,309
Charter Financial Corp.	46,517	453,541

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Clifton Savings Bancorp Inc.	53,658	$590,238
Dime Community Bancshares Inc.	217,041	3,134,072
ESB Financial Corp.(b)	73,266	1,022,793
ESSA Bancorp Inc.	63,618	660,991
EverBank Financial Corp.	152,982	2,106,562
First Defiance Financial Corp.	68,439	1,181,257
First Federal Bancshares of Arkansas Inc.(a)(b)	16,655	162,719
First Financial Holdings Inc.	116,425	1,512,361
First Financial Northwest Inc.(a)(b)	112,659	906,905
First PacTrust Bancorp Inc.	74,631	933,634
Flushing Financial Corp.	213,440	3,372,352
Fox Chase Bancorp Inc.	89,398	1,396,397
Heritage Financial Group Inc.	54,667	718,324
Hingham Institution for Savings	8,253	531,741
Home Bancorp Inc.(a)(b)	48,107	865,445
Home Federal Bancorp Inc.	110,602	1,252,015
HomeStreet Inc.(a)(b)	30,693	1,168,176
HomeTrust Bancshares Inc.(a)	146,473	1,940,767
Investors Bancorp Inc.(a)	255,206	4,654,957
Kaiser Federal Financial Group Inc.	63,714	961,444
Kearny Financial Corp.	106,488	1,037,193
Meridian Interstate Bancorp Inc.(a)(b)	55,033	908,044
NASB Financial Inc.(a)(b)	29,568	734,469
Northfield Bancorp Inc.	103,401	1,656,484
Northwest Bancshares Inc.	675,896	8,266,208
OceanFirst Financial Corp.	100,732	1,477,738
Oritani Financial Corp.	204,394	3,076,130
Peoples Federal Bancshares Inc.	42,948	742,141
Provident Financial Holdings Inc.	68,489	973,229
Provident Financial Services Inc.	415,974	6,568,229
Provident New York Bancorp	274,920	2,586,997
Rockville Financial Inc.	196,107	2,402,311
Roma Financial Corp.	51,284	456,428
SI Financial Group Inc.	74,445	872,495
Territorial Bancorp Inc.	77,625	1,781,494
United Financial Bancorp Inc.	108,672	1,572,484
ViewPoint Financial Group	233,323	4,472,802
Waterstone Financial Inc.(a)(b)	51,947	269,605
Westfield Financial Inc.	169,521	1,269,712
WSFS Financial Corp.	52,246	2,156,715

		94,395,865

SEMICONDUCTORS – 3.58%
Aeroflex Holding Corp.(a)	139,190	922,830
Alpha & Omega Semiconductor Ltd.(a)(b)	120,921	1,041,130
Amkor Technology Inc.(a)(b)	512,464	2,254,842
ANADIGICS Inc.(a)(b)	495,793	689,152
Applied Micro Circuits Corp.(a)(b)	427,018	2,160,711
ATMI Inc.(a)	207,591	3,854,965
AuthenTec Inc.(a)	27,740	222,197
Axcelis Technologies Inc.(a)	758,466	796,389
AXT Inc.(a)(b)	227,517	769,007
Brooks Automation Inc.	460,258	3,695,872
CEVA Inc.(a)(b)	39,880	573,474
Cohu Inc.	171,404	1,609,484
Diodes Inc.(a)	246,529	4,193,458
DSP Group Inc.(a)	147,559	876,501
Emulex Corp.(a)	601,868	4,339,468
Entegris Inc.(a)(b)	950,279	7,725,768
Entropic Communications Inc.(a)(b)	609,202	3,545,556
Exar Corp.(a)(b)	227,316	1,818,528
First Solar Inc.(a)(b)	417,223	9,239,403
FormFactor Inc.(a)(b)	338,713	1,893,406
FSI International Inc.(a)(b)	279,196	1,731,015

Security	Shares	Value
GSI Technology Inc.(a)(b)	145,419	$719,824
GT Advanced Technologies Inc.(a)(b)	126,775	690,924
Inphi Corp.(a)(b)	98,102	1,045,767
Integrated Device Technology Inc.(a)	981,479	5,771,097
Integrated Silicon Solution Inc.(a)(b)	191,970	1,777,642
International Rectifier Corp.(a)(b)	480,015	8,011,450
Intersil Corp. Class A	884,151	7,736,321
IXYS Corp.(a)(b)	172,428	1,710,486
Kopin Corp.(a)(b)	469,809	1,766,482
Lattice Semiconductor Corp.(a)(b)	814,283	3,118,704
LTX-Credence Corp.(a)(b)	335,596	1,929,677
Mattson Technology Inc.(a)	411,855	399,499
MaxLinear Inc. Class A(a)(b)	128,547	859,979
MEMC Electronic Materials Inc.(a)	1,250,185	3,438,009
Mindspeed Technologies Inc.(a)(b)	254,499	880,567
MIPS Technologies Inc.(a)(b)	77,434	572,237
MKS Instruments Inc.	362,967	9,252,029
MoSys Inc.(a)(b)	236,859	956,910
Nanometrics Inc.(a)(b)	161,266	2,227,084
OmniVision Technologies Inc.(a)(b)	363,992	5,079,508
Peregrine Semiconductor Corp.(a)	28,596	484,416
Pericom Semiconductor Corp.(a)(b)	166,047	1,442,118
Photronics Inc.(a)(b)	415,415	2,230,779
PLX Technology Inc.(a)(b)	22,118	127,621
QLogic Corp.(a)	508,138	5,802,936
QuickLogic Corp.(a)(b)	35,106	98,297
Rambus Inc.(a)(b)	710,426	3,935,760
Richardson Electronics Ltd.	89,127	1,057,938
Rubicon Technology Inc.(a)(b)	119,677	1,146,506
Rudolph Technologies Inc.(a)(b)	221,022	2,320,731
Sigma Designs Inc.(a)(b)	223,659	1,478,386
Silicon Image Inc.(a)	96,768	444,165
Supertex Inc.(a)(b)	72,540	1,297,015
Tessera Technologies Inc.	357,303	4,887,905
TriQuint Semiconductor Inc.(a)(b)	1,164,040	5,878,402
Ultra Clean Holdings Inc.(a)(b)	163,796	935,275
Veeco Instruments Inc.(a)(b)	199,681	5,994,424

		151,460,026

SOFTWARE – 1.72%
Accelrys Inc.(a)	383,215	3,318,642
Actuate Corp.(a)	21,531	151,363
Acxiom Corp.(a)	532,637	9,731,278
Aspen Technology Inc.(a)	36,880	953,348
Audience Inc.(a)	35,406	219,517
AVG Technologies(a)(b)	3,339	32,054
Avid Technology Inc.(a)	204,670	1,936,178
Bottomline Technologies Inc.(a)	172,062	4,248,211
CSG Systems International Inc.(a)(b)	99,053	2,227,702
Demandware Inc.(a)(b)	2,560	81,280
Digi International Inc.(a)(b)	181,013	1,839,092
E2open Inc.(a)	8,923	121,174
Ebix Inc.(b)	49,830	1,176,486
Eloqua Inc.(a)	17,610	347,797
EPIQ Systems Inc.	199,609	2,678,753
ePocrates Inc.(a)	8,613	100,341
Exa Corp.(a)	11,892	129,028
Glu Mobile Inc.(a)(b)	24,420	113,065
Greenway Medical Technologies Inc.(a)(b)	12,136	207,526
inContact Inc.(a)	13,604	88,698
Infoblox Inc.(a)	3,080	71,610
JDA Software Group Inc.(a)	227,224	7,221,179
ManTech International Corp. Class A	160,024	3,840,576
Market Leader Inc.(a)(b)	24,370	163,279

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
MedAssets Inc.(a)	268,601	$4,781,098
Mediware Information Systems(a)	7,250	158,847
Omnicell Inc.(a)	203,895	2,834,140
Pervasive Software Inc.(a)(b)	86,520	744,072
Progress Software Corp.(a)	435,917	9,324,265
Proofpoint Inc.(a)(b)	2,648	39,323
QAD Inc. Class A(a)	4,760	64,641
Rosetta Stone Inc.(a)(b)	38,331	488,720
Sapiens International Corp.(a)	96,492	351,231
Schawk Inc.	83,396	1,088,318
SeaChange International Inc.(a)	194,549	1,527,210
SS&C Technologies Holdings Inc.(a)(b)	170,332	4,294,070
SYNNEX Corp.(a)(b)	181,515	5,913,759

		72,607,871

STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.(a)(b)	264,170	4,414,281
Wesco Aircraft Holdings Inc.(a)	89,598	1,223,908

		5,638,189

TELECOMMUNICATIONS – 2.78%
Anaren Inc.(a)	83,772	1,674,602
Anixter International Inc.	76,334	4,386,152
ARRIS Group Inc.(a)	677,993	8,671,530
Aviat Networks Inc.(a)	430,944	1,025,647
Aware Inc.	10,995	69,269
Black Box Corp.	120,848	3,082,832
Calix Inc.(a)(b)	181,022	1,158,541
Cbeyond Inc.(a)	173,326	1,708,994
Ciena Corp.(a)(b)	167,377	2,276,327
Cincinnati Bell Inc.(a)(b)	872,784	4,974,869
Comtech Telecommunications Corp.	124,761	3,448,394
Consolidated Communications Holdings Inc.	98,179	1,687,697
DigitalGlobe Inc.(a)(b)	75,639	1,542,279
EarthLink Inc.	731,804	5,210,444
Fairpoint Communications Inc.(a)(b)	21,023	158,934
Finisar Corp.(a)(b)	630,015	9,009,215
GeoEye Inc.(a)	104,105	2,751,495
Globecomm Systems Inc.(a)(b)	37,073	413,364
Harmonic Inc.(a)	813,059	3,691,288
Hawaiian Telcom Holdco Inc.(a)	72,034	1,277,163
IDT Corp. Class B	6,388	65,605
Infinera Corp.(a)(b)	78,345	429,331
Iridium Communications Inc.(a)(b)	294,532	2,155,974
KVH Industries Inc.(a)(b)	15,612	210,606
Leap Wireless International Inc.(a)(b)	274,188	1,869,962
Loral Space & Communications Inc.	4,465	317,462
NeoPhotonics Corp.(a)(b)	137,772	804,588
NETGEAR Inc.(a)(b)	145,636	5,554,557
Neutral Tandem Inc.(a)	193,642	1,816,362
Oclaro Inc.(a)(b)	510,127	1,377,343
Oplink Communications Inc.(a)	130,870	2,164,590
ORBCOMM Inc.(a)(b)	127,663	477,460
Plantronics Inc.	195,492	6,906,732
Preformed Line Products Co.	14,669	796,673
Premiere Global Services Inc.(a)(b)	264,973	2,477,498
RF Micro Devices Inc.(a)	1,686,988	6,663,603
Shenandoah Telecommunications Co.	164,288	2,891,469
ShoreTel Inc.(a)(b)	41,883	171,301
Sonus Networks Inc.(a)	1,335,872	2,511,439
Sycamore Networks Inc.(a)(b)	140,762	2,167,735
Symmetricom Inc.(a)	291,391	2,030,995
TeleNav Inc.(a)	116,893	697,851

Security	Shares	Value
Tellabs Inc.	2,539,776	$8,990,807
Telular Corp.	46,502	460,370
TESSCO Technologies Inc.	18,685	395,561
USA Mobility Inc.	147,337	1,748,890
Vonage Holdings Corp.(a)	1,051,053	2,396,401
Westell Technologies Inc. Class A(a)(b)	342,886	733,776

		117,503,977

TEXTILES – 0.27%
Culp Inc.	61,470	722,887
G&K Services Inc. Class A	130,418	4,083,388
UniFirst Corp.	100,118	6,686,881

		11,493,156

TOYS, GAMES & HOBBIES – 0.05%
JAKKS Pacific Inc.(b)	152,813	2,226,485

		2,226,485

TRANSPORTATION – 1.49%
Air Transport Services Group Inc.(a)(b)	373,332	1,642,661
Arkansas Best Corp.	174,737	1,383,917
Atlas Air Worldwide Holdings Inc.(a)(b)	183,159	9,456,499
Bristow Group Inc.	247,747	12,523,611
CAI International Inc.(a)(b)	54,374	1,115,754
Frontline Ltd.(b)	361,148	1,386,808
GasLog Ltd.(a)	98,940	1,145,725
Genco Shipping & Trading Ltd.(a)(b)	220,538	811,580
GulfMark Offshore Inc. Class A(a)	145,996	4,823,708
Heartland Express Inc.	76,631	1,023,790
International Shipholding Corp.	38,685	652,616
Knightsbridge Tankers Ltd.(b)	171,733	1,124,851
Marten Transport Ltd.	106,536	1,871,838
Nordic American Tankers Ltd.(b)	367,620	3,705,610
Overseas Shipholding Group Inc.(b)	173,574	1,145,588
Pacer International Inc.(a)(b)	217,701	866,450
Patriot Transportation Holding Inc.(a)(b)	44,773	1,248,271
PHI Inc.(a)	82,431	2,593,279
Quality Distribution Inc.(a)(b)	94,074	870,185
RailAmerica Inc.(a)	17,827	489,708
Rand Logistics Inc.(a)(b)	118,133	889,541
Roadrunner Transportation Systems Inc.(a)(b)	42,981	695,433
Saia Inc.(a)	89,261	1,797,717
Scorpio Tankers Inc.(a)(b)	264,678	1,588,068
Ship Finance International Ltd.(b)	314,204	4,939,287
Teekay Tankers Ltd. Class A(b)	429,364	1,605,821
Universal Truckload Services Inc.	38,685	617,799
Werner Enterprises Inc.	43,306	925,449

		62,941,564

TRUCKING & LEASING – 0.30%
AMERCO	59,799	6,360,222
Greenbrier Companies Inc. (The)(a)(b)	157,421	2,540,775
TAL International Group Inc.	100,540	3,416,349
Willis Lease Finance Corp.(a)(b)	38,430	474,226

		12,791,572

VENTURE CAPITAL – 0.17%
Fidus Investment Corp.(b)	82,374	1,375,646
GSV Capital Corp.(a)(b)	135,858	1,172,454

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Harris & Harris Group Inc.(a)(b)	218,612	$828,539
Hercules Technology Growth Capital Inc.	344,170	3,789,312

		7,165,951

WATER – 0.44%
American States Water Co.	117,205	5,207,418
Artesian Resources Corp. Class A	52,541	1,220,527
California Water Service Group	144,441	2,693,825
Connecticut Water Service Inc.	21,659	690,922
Consolidated Water Co. Ltd.	102,810	850,239
Middlesex Water Co.	110,415	2,115,551
PICO Holdings Inc.(a)(b)	157,664	3,597,893
SJW Corp.	68,335	1,732,976
York Water Co. (The)(b)	22,563	413,805

		18,523,156

TOTAL COMMON STOCKS
(Cost: $4,478,779,630)		4,220,056,357

INVESTMENT COMPANIES – 0.03%

CLOSED-END FUNDS – 0.03%
Firsthand Technology Value Fund Inc.(a)	60,205	1,049,975

		1,049,975

TOTAL INVESTMENT COMPANIES
(Cost: $1,132,114)		1,049,975

SHORT-TERM INVESTMENTS – 16.24%

MONEY MARKET FUNDS – 16.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	639,174,379	639,174,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	45,010,597	45,010,597
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	2,485,101	2,485,101

		686,670,077

TOTAL SHORT-TERM INVESTMENTS
(Cost: $686,670,077)		686,670,077

TOTAL INVESTMENTS IN SECURITIES – 116.09%
(Cost: $5,166,581,821)		4,907,776,409

Other Assets, Less Liabilities – (16.09)%		(680,261,833)

NET ASSETS – 100.00%		$4,227,514,576

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.14%
Clear Channel Outdoor Holdings Inc. Class A	9,509	$56,864
Harte-Hanks Inc.	10,374	71,892
Interpublic Group of Companies Inc. (The)	102,593	1,140,834
Lamar Advertising Co. Class A(a)	17,885	662,818
Marchex Inc. Class B	5,794	22,133
MDC Partners Inc.	5,993	73,953
Millennial Media Inc.(a)(b)	2,651	38,042
Omnicom Group Inc.	62,643	3,229,873

		5,296,409

AEROSPACE & DEFENSE – 1.61%
AAR Corp.	9,366	153,790
AeroVironment Inc.(a)(b)	4,038	94,772
Alliant Techsystems Inc.	7,654	383,542
API Technologies Corp.(a)	7,536	21,628
Astronics Corp.(a)(b)	2,419	74,505
BE Aerospace Inc.(a)	22,667	954,281
Boeing Co. (The)	172,853	12,034,026
CPI Aerostructures Inc.(a)(b)	1,576	17,084
Cubic Corp.	3,710	185,723
Curtiss-Wright Corp.	10,885	355,940
Esterline Technologies Corp.(a)	7,096	398,369
Exelis Inc.	43,113	445,788
GenCorp Inc.(a)(b)	13,819	131,142
General Dynamics Corp.	73,154	4,836,943
HEICO Corp.	12,193	471,747
Kaman Corp.	6,155	220,718
Kratos Defense & Security Solutions Inc.(a)(b)	9,322	54,440
L-3 Communications Holdings Inc.	22,554	1,617,347
LMI Aerospace Inc.(a)(b)	2,066	42,229
Lockheed Martin Corp.	60,072	5,609,523
M/A-COM Technology Solutions Holdings Inc.(a)(b)	1,425	18,098
Moog Inc. Class A(a)	10,521	398,430
National Presto Industries Inc.(b)	1,112	81,043
Northrop Grumman Corp.	57,839	3,842,245
Orbital Sciences Corp.(a)	13,664	198,948
Raytheon Co.	76,729	4,385,830
Rockwell Collins Inc.	33,584	1,801,446
SIFCO Industries Inc.	598	10,884
Spirit AeroSystems Holdings Inc. Class A(a)	27,535	611,552
Teledyne Technologies Inc.(a)(b)	8,531	540,780
TransDigm Group Inc.(a)	11,835	1,679,031
Triumph Group Inc.	11,551	722,284
United Technologies Corp.	210,300	16,464,387

		58,858,495

AGRICULTURE – 1.78%
Alico Inc.	813	25,390
Alliance One International Inc.(a)(b)	20,823	67,258
Altria Group Inc.	469,574	15,679,076
Andersons Inc. (The)	4,288	161,486
Archer-Daniels-Midland Co.	151,581	4,119,972
Bunge Ltd.	33,781	2,265,016
Cadiz Inc.(a)(b)	2,766	26,858

Security	Shares	Value
Griffin Land & Nurseries Inc.	682	$23,004
Limoneira Co.(b)	1,807	33,303
Lorillard Inc.	30,009	3,494,548
Philip Morris International Inc.	393,641	35,404,071
Reynolds American Inc.	75,635	3,278,021
Star Scientific Inc.(a)(b)	33,696	116,588
Tejon Ranch Co.(a)(b)	3,056	91,802
Universal Corp.	5,366	273,237
Vector Group Ltd.(b)	12,827	212,802

		65,272,432

AIRLINES – 0.20%
Alaska Air Group Inc.(a)(b)	16,505	578,665
Allegiant Travel Co.(a)(b)	3,456	218,972
Copa Holdings SA Class A	7,650	621,715
Delta Air Lines Inc.(a)	196,722	1,801,974
Hawaiian Holdings Inc.(a)(b)	11,959	66,851
JetBlue Airways Corp.(a)(b)	53,973	258,531
Republic Airways Holdings Inc.(a)(b)	10,956	50,726
SkyWest Inc.	11,767	121,553
Southwest Airlines Co.	177,748	1,558,850
Spirit Airlines Inc.(a)	9,614	164,207
United Continental Holdings Inc.(a)(b)	76,884	1,499,238
US Airways Group Inc.(a)(b)	37,463	391,863

		7,333,145

APPAREL – 0.66%
Carter’s Inc.(a)	11,230	604,623
Cherokee Inc.	1,923	27,999
Coach Inc.	66,104	3,703,146
Columbia Sportswear Co.	2,809	151,686
Crocs Inc.(a)	20,762	336,552
Deckers Outdoor Corp.(a)(b)	8,879	325,327
Delta Apparel Inc.(a)(b)	1,608	22,142
G-III Apparel Group Ltd.(a)(b)	3,854	138,359
Hanesbrands Inc.(a)	22,623	721,221
Iconix Brand Group Inc.(a)	16,367	298,534
Jones Group Inc. (The)	18,868	242,831
K-Swiss Inc. Class A(a)(b)	5,938	20,367
Maidenform Brands Inc.(a)(b)	5,463	111,882
Michael Kors Holdings Ltd.(a)	19,649	1,044,934
Nike Inc. Class B	83,425	7,917,867
Oxford Industries Inc.	3,247	183,293
Perry Ellis International Inc.(a)(b)	2,748	60,593
Quiksilver Inc.(a)(b)	30,118	99,992
R.G. Barry Corp.	2,138	31,514
Ralph Lauren Corp.	14,166	2,142,324
SKECHERS U.S.A. Inc. Class A(a)(b)	8,826	180,050
Steven Madden Ltd.(a)	9,089	397,371
True Religion Apparel Inc.	5,941	126,722
Under Armour Inc. Class A(a)(b)	17,993	1,004,549
Unifi Inc.(a)(b)	3,165	40,575
VF Corp.	20,190	3,217,479
Warnaco Group Inc. (The)(a)	9,486	492,324
Weyco Group Inc.	1,498	36,476
Wolverine World Wide Inc.	11,300	501,381

		24,182,113

AUTO MANUFACTURERS – 0.47%
Ford Motor Co.	865,555	8,534,372
General Motors Co.(a)	176,276	4,010,279

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Navistar International Corp.(a)	14,151	$298,445
Oshkosh Corp.(a)	21,221	582,092
PACCAR Inc.	82,032	3,283,331
Tesla Motors Inc.(a)(b)	15,127	442,918
Wabash National Corp.(a)(b)	15,840	112,939

		17,264,376

AUTO PARTS & EQUIPMENT – 0.41%
Accuride Corp.(a)	10,975	51,144
Allison Transmission Holdings Inc.(b)	6,044	121,605
American Axle & Manufacturing Holdings Inc.(a)	15,404	173,603
BorgWarner Inc.(a)	26,544	1,834,456
Commercial Vehicle Group Inc.(a)(b)	5,644	41,483
Cooper Tire & Rubber Co.	14,474	277,611
Dana Holding Corp.	34,150	420,045
Delphi Automotive PLC(a)	75,995	2,355,845
Dorman Products Inc.(a)	5,677	178,882
Douglas Dynamics Inc.	5,130	75,873
Exide Technologies Inc.(a)(b)	18,613	57,700
Federal-Mogul Corp. Class A(a)	4,152	37,991
Fuel Systems Solutions Inc.(a)(b)	3,391	58,291
Gentherm Inc.(a)(b)	6,806	84,667
Goodyear Tire & Rubber Co. (The)(a)	56,746	691,734
Johnson Controls Inc.	156,630	4,291,662
Lear Corp.	23,096	872,798
Meritor Inc.(a)	22,398	94,968
Miller Industries Inc.	2,489	39,948
Modine Manufacturing Co.(a)(b)	11,004	81,210
Spartan Motors Inc.	8,167	40,835
Standard Motor Products Inc.	4,502	82,927
Superior Industries International Inc.	5,288	90,372
Tenneco Inc.(a)(b)	14,082	394,296
Titan International Inc.(b)	9,756	172,291
Tower International Inc.(a)(b)	1,335	10,293
TRW Automotive Holdings Corp.(a)	23,333	1,019,885
Visteon Corp.(a)	12,145	539,967
WABCO Holdings Inc.(a)	14,926	860,782

		15,053,164

BANKS – 6.37%
1st Source Corp.	3,416	76,074
1st United Bancorp Inc.(a)(b)	7,051	45,479
Access National Corp.	1,724	23,550
Alliance Financial Corp.	1,070	43,025
American National Bankshares Inc.	1,815	41,001
Ameris Bancorp(a)(b)	5,657	71,222
Ames National Corp.(b)	1,876	39,096
Arrow Financial Corp.	2,355	58,875
Associated Banc-Corp	40,268	530,330
BancFirst Corp.	1,490	64,010
Banco Latinoamericano de Comercio Exterior SA Class E	6,498	143,541
Bancorp Inc. (The)(a)(b)	6,640	68,193
BancorpSouth Inc.	21,846	322,010
Bank of America Corp.	2,487,051	21,960,660
Bank of Hawaii Corp.	10,508	479,375
Bank of Kentucky Financial Corp.	1,441	39,973
Bank of Marin Bancorp	1,198	50,927
Bank of New York Mellon Corp. (The)	275,052	6,221,676
Bank of the Ozarks Inc.	6,759	232,983
Banner Corp.	4,457	120,785
Bar Harbor Bankshares	903	32,273
BB&T Corp.	160,960	5,337,434

Security	Shares	Value
BBCN Bancorp Inc.(a)(b)	18,037	$227,447
Berkshire Bancorp Inc.(a)(b)	1,007	8,288
BOK Financial Corp.	5,966	352,591
Boston Private Financial Holdings Inc.	18,158	174,135
Bridge Bancorp Inc.	1,987	46,317
Bridge Capital Holdings(a)(b)	2,065	31,925
Bryn Mawr Bank Corp.	2,629	58,995
C&F Financial Corp.	750	29,513
Camden National Corp.	1,823	67,524
Capital Bank Financial Corp.(a)	733	13,189
Capital City Bank Group Inc.	2,589	27,547
Capital One Financial Corp.	133,896	7,633,411
CapitalSource Inc.	53,585	406,174
Cardinal Financial Corp.	6,826	97,612
Cascade Bancorp(a)	1,369	7,228
Cass Information Systems Inc.	2,192	91,998
Cathay General Bancorp	18,211	314,322
Center Bancorp Inc.	2,736	32,613
CenterState Banks Inc.	6,811	60,754
Central Pacific Financial Corp.(a)(b)	5,015	71,715
Century Bancorp Inc. Class A	783	24,993
Chemical Financial Corp.	6,354	153,767
CIT Group Inc.(a)	46,499	1,831,596
Citigroup Inc.	676,691	22,141,330
Citizens & Northern Corp.	2,757	54,065
Citizens Republic Bancorp Inc.(a)	9,267	179,316
City Holding Co.(b)	3,394	121,641
City National Corp.	10,845	558,626
CNB Financial Corp.	2,971	52,022
CoBiz Financial Inc.	8,041	56,287
Columbia Banking System Inc.	9,277	171,996
Comerica Inc.	45,549	1,414,296
Commerce Bancshares Inc.	17,411	702,186
Community Bank System Inc.	9,152	257,995
Community Trust Bancorp Inc.	3,249	115,453
Crescent Financial Bancshares Inc.(a)(b)	672	3,058
Cullen/Frost Bankers Inc.	12,306	706,734
CVB Financial Corp.	20,371	243,230
Eagle Bancorp Inc.(a)(b)	3,996	66,813
East West Bancorp Inc.	33,526	708,069
Enterprise Bancorp Inc.	1,330	22,716
Enterprise Financial Services Corp.	4,144	56,358
F.N.B. Corp.	32,242	361,433
Farmers National Banc Corp.	4,373	28,250
Fidelity Southern Corp.	2,243	21,219
Fifth Third Bancorp	211,490	3,280,210
Financial Institutions Inc.	3,143	58,586
First Bancorp (North Carolina)	3,424	39,479
First BanCorp (Puerto Rico)(a)	16,296	72,028
First Bancorp Inc. (Maine)	1,982	34,784
First Busey Corp.	17,176	83,819
First California Financial Group Inc.(a)	5,214	36,289
First Citizens BancShares Inc. Class A	1,162	189,290
First Commonwealth Financial Corp.	24,334	171,555
First Community Bancshares Inc.	4,124	62,932
First Connecticut Bancorp Inc.	4,057	54,810
First Financial Bancorp	13,574	229,536
First Financial Bankshares Inc.	7,297	262,911
First Financial Corp.	2,627	82,330
First Horizon National Corp.	58,688	565,165
First Interstate BancSystem Inc.	3,784	56,609
First Merchants Corp.	6,638	99,636
First Midwest Bancorp Inc.	17,443	218,910
First of Long Island Corp. (The)	1,833	56,475

2	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
First Republic Bank	23,647	$814,876
FirstMerit Corp.	25,320	372,964
FNB United Corp.(a)(b)	2,336	27,752
Franklin Financial Corp.(a)(b)	3,339	56,963
Fulton Financial Corp.	46,405	457,553
German American Bancorp Inc.	2,981	71,902
Glacier Bancorp Inc.	16,578	258,285
Goldman Sachs Group Inc. (The)	113,484	12,900,861
Great Southern Bancorp Inc.	2,411	74,524
Guaranty Bancorp(a)(b)	17,674	35,701
Hancock Holding Co.	17,718	548,372
Hanmi Financial Corp.(a)(b)	7,200	92,232
Heartland Financial USA Inc.	3,367	91,818
Heritage Commerce Corp.(a)(b)	4,718	32,743
Heritage Financial Corp.	3,545	53,281
Heritage Oaks Bancorp(a)(b)	4,667	26,882
Home Bancshares Inc.	5,090	173,518
Horizon Bancorp	1,011	28,894
Hudson Valley Holding Corp.	3,539	60,340
Huntington Bancshares Inc.	200,358	1,382,470
IBERIABANK Corp.	6,870	314,646
Independent Bank Corp. (Massachusetts)	4,979	149,818
International Bancshares Corp.	12,373	235,706
J.P. Morgan Chase & Co.	878,561	35,564,149
KeyCorp	220,689	1,928,822
Lakeland Bancorp Inc.	6,243	64,615
Lakeland Financial Corp.	3,785	104,466
M&T Bank Corp.	29,037	2,763,161
MainSource Financial Group Inc.	4,842	62,171
MB Financial Inc.	12,654	249,916
Mercantile Bank Corp.(a)	1,992	34,143
Merchants Bancshares Inc.	1,194	35,283
Metro Bancorp Inc.(a)	3,397	43,040
MetroCorp Bancshares Inc.(a)(b)	3,666	38,823
Middleburg Financial Corp.	1,240	22,022
MidSouth Bancorp Inc.	1,946	31,506
MidWestOne Financial Group Inc.	1,583	34,098
Morgan Stanley	355,214	5,946,282
National Bankshares Inc.(b)	1,576	52,323
National Penn Bancshares Inc.	28,688	261,348
NBT Bancorp Inc.	7,676	169,409
Northern Trust Corp.	49,918	2,316,944
Northrim BanCorp Inc.	1,511	30,432
Old National Bancorp	21,956	298,821
OmniAmerican Bancorp Inc.(a)(b)	2,665	60,575
Oriental Financial Group Inc.	9,432	99,225
Pacific Capital Bancorp(a)	931	42,733
Pacific Continental Corp.	4,181	37,336
Pacific Mercantile Bancorp(a)(b)	2,495	16,317
PacWest Bancorp	7,000	163,590
Park National Corp.(b)	2,617	183,242
Park Sterling Corp.(a)(b)	7,383	36,472
Peapack-Gladstone Financial Corp.	2,053	33,546
Penns Woods Bancorp Inc.	869	38,523
Peoples Bancorp Inc.	2,396	54,844
Pinnacle Financial Partners Inc.(a)(b)	8,073	155,970
PNC Financial Services Group Inc. (The)(c)	122,012	7,698,957
Popular Inc.(a)	23,774	414,381
Preferred Bank(a)(b)	2,725	38,641
PrivateBancorp Inc.	14,025	224,260
Prosperity Bancshares Inc.	10,972	467,627
Regions Financial Corp.	327,014	2,357,771
Renasant Corp.	5,877	115,219
Republic Bancorp Inc. Class A	2,267	49,761

Security	Shares	Value
S&T Bancorp Inc.	6,697	$117,934
S.Y. Bancorp Inc.(b)	2,733	64,663
Sandy Spring Bancorp Inc.	5,653	108,820
SCBT Financial Corp.	3,491	140,617
Seacoast Banking Corp. of Florida(a)	16,428	26,121
Sierra Bancorp	2,693	33,016
Signature Bank(a)	11,275	756,327
Simmons First National Corp. Class A	3,927	95,642
Southside Bancshares Inc.	3,936	85,844
Southwest Bancorp Inc.(a)	4,404	47,783
State Bank Financial Corp.	7,379	121,680
State Street Corp.	112,560	4,723,018
Stellar One Corp.	5,436	71,538
Sterling Bancorp	7,028	69,718
Sterling Financial Corp.	6,234	138,831
Suffolk Bancorp(a)	2,211	32,413
Sun Bancorp Inc. (New Jersey)(a)(b)	8,848	29,818
SunTrust Banks Inc.	123,757	3,498,610
Susquehanna Bancshares Inc.	43,400	453,964
SVB Financial Group(a)	10,270	620,924
Synovus Financial Corp.	172,030	407,711
Taylor Capital Group Inc.(a)	3,765	64,457
TCF Financial Corp.	37,463	447,308
Texas Capital Bancshares Inc.(a)(b)	9,299	462,253
Tompkins Financial Corp.	2,556	103,569
TowneBank(b)	6,164	94,494
TriCo Bancshares	3,698	61,128
TrustCo Bank Corp. NY	21,591	123,501
Trustmark Corp.	15,006	365,246
U.S. Bancorp	437,126	14,993,422
UMB Financial Corp.	7,483	364,272
Umpqua Holdings Corp.	25,840	333,078
Union First Market Bankshares Corp.	4,818	74,968
United Bankshares Inc.	8,668	215,920
United Community Banks Inc.(a)(b)	10,044	84,269
Univest Corp. of Pennsylvania	4,009	72,162
Valley National Bancorp	45,569	456,601
Virginia Commerce Bancorp Inc.(a)(b)	6,214	54,373
Walker & Dunlop Inc.(a)(b)	2,679	41,176
Washington Banking Co.	3,695	52,358
Washington Trust Bancorp Inc.	3,364	88,372
Webster Financial Corp.	16,769	397,425
Wells Fargo & Co.	1,130,787	39,046,075
WesBanco Inc.	5,395	111,730
West Bancorporation Inc.	3,525	42,476
West Coast Bancorp(a)(b)	3,741	84,247
Westamerica Bancorp	6,422	302,155
Western Alliance Bancorp(a)	16,122	164,444
Wilshire Bancorp Inc.(a)(b)	14,018	88,313
Wintrust Financial Corp.	8,401	315,626
Zions Bancorp	42,665	881,246

		233,699,114

BEVERAGES – 2.02%
Beam Inc.	36,480	2,099,059
Boston Beer Co. Inc. (The) Class A(a)(b)	1,795	200,986
Brown-Forman Corp. Class B NVS	34,666	2,261,957
Central European Distribution Corp.(a)(b)	15,212	43,354
Coca-Cola Bottling Co. Consolidated	1,081	73,616
Coca-Cola Co. (The)	896,572	34,006,976
Coca-Cola Enterprises Inc.	69,453	2,171,795
Constellation Brands Inc. Class A(a)	34,175	1,105,561
Craft Brew Alliance Inc.(a)(b)	2,365	18,565

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Dr Pepper Snapple Group Inc.	49,049	$2,184,152
Farmer Bros. Co.(a)	1,537	14,617
Green Mountain Coffee Roasters Inc.(a)(b)	31,823	755,796
Molson Coors Brewing Co. Class B NVS	29,648	1,335,643
Monster Beverage Corp.(a)	33,381	1,807,915
National Beverage Corp.(a)	2,537	38,461
Peet’s Coffee & Tea Inc.(a)	3,076	225,594
PepsiCo Inc.	360,950	25,544,432

		73,888,479

BIOTECHNOLOGY – 1.83%
Acorda Therapeutics Inc.(a)(b)	9,326	238,839
Aegerion Pharmaceuticals Inc.(a)(b)	5,758	85,334
Affymax Inc.(a)	8,303	174,861
Agenus Inc.(a)	5,967	27,508
Alexion Pharmaceuticals Inc.(a)	44,305	5,068,492
Alnylam Pharmaceuticals Inc.(a)(b)	10,710	201,241
AMAG Pharmaceuticals Inc.(a)(b)	5,017	89,002
Amgen Inc.	179,463	15,132,320
Arena Pharmaceuticals Inc.(a)(b)	50,218	417,814
ARIAD Pharmaceuticals Inc.(a)	38,297	927,745
ArQule Inc.(a)	13,601	69,501
Astex Pharmaceuticals Inc.(a)(b)	21,606	66,330
Bio-Rad Laboratories Inc. Class A(a)	4,669	498,276
BioCryst Pharmaceuticals Inc.(a)	11,408	48,370
Biogen Idec Inc.(a)	55,274	8,248,539
Biotime Inc.(a)(b)	7,088	29,770
Cambrex Corp.(a)	6,933	81,324
Celgene Corp.(a)	101,617	7,763,539
Celldex Therapeutics Inc.(a)	13,261	83,544
Ceres Inc.(a)(b)	1,368	7,770
Charles River Laboratories International Inc.(a)	11,368	450,173
Coronado Biosciences Inc.(a)	4,157	21,616
Cubist Pharmaceuticals Inc.(a)(b)	14,647	698,369
Curis Inc.(a)(b)	18,688	77,368
Dendreon Corp.(a)(b)	34,021	164,321
Discovery Laboratories Inc.(a)	10,121	33,197
Dynavax Technologies Corp.(a)(b)	40,341	192,023
Emergent BioSolutions Inc.(a)	5,996	85,203
Enzon Pharmaceuticals Inc.(a)(b)	9,774	68,027
Exact Sciences Corp.(a)(b)	14,763	162,541
Exelixis Inc.(a)(b)	42,490	204,802
Geron Corp.(a)(b)	30,241	51,410
Gilead Sciences Inc.(a)	174,769	11,592,428
GTx Inc.(a)	6,175	28,281
Halozyme Therapeutics Inc.(a)(b)	20,794	157,203
Harvard Bioscience Inc.(a)(b)	5,257	22,237
Illumina Inc.(a)	28,581	1,377,604
ImmunoGen Inc.(a)(b)	19,275	281,415
Immunomedics Inc.(a)(b)	14,902	52,306
Incyte Corp.(a)(b)	22,223	401,125
InterMune Inc.(a)(b)	15,135	135,761
Lexicon Pharmaceuticals Inc.(a)(b)	45,956	106,618
Life Technologies Corp.(a)	41,348	2,021,090
Ligand Pharmaceuticals Inc. Class B(a)(b)	4,025	69,029
Maxygen Inc.	6,301	16,635
Medicines Co. (The)(a)(b)	12,748	329,026
Merrimack Pharmaceuticals Inc.(a)(b)	3,540	33,205
Momenta Pharmaceuticals Inc.(a)(b)	10,842	157,968
Myriad Genetics Inc.(a)	19,723	532,324
NewLink Genetics Corp.(a)(b)	2,929	47,538
Novavax Inc.(a)(b)	26,933	58,175
NPS Pharmaceuticals Inc.(a)(b)	19,907	184,140

Security	Shares	Value
Omeros Corp.(a)(b)	5,933	$55,770
OncoGenex Pharmaceutical Inc.(a)(b)	3,375	47,824
Oncothyreon Inc.(a)(b)	13,145	67,565
Pacific Biosciences of California Inc.(a)	7,588	13,886
PDL BioPharma Inc.(b)	32,604	250,725
Regeneron Pharmaceuticals Inc.(a)(b)	17,719	2,704,982
Repligen Corp.(a)	7,166	42,709
RTI Biologics Inc.(a)(b)	13,311	55,507
Sangamo BioSciences Inc.(a)(b)	12,435	75,605
Seattle Genetics Inc.(a)(b)	22,073	594,867
Sequenom Inc.(a)(b)	26,214	92,535
Spectrum Pharmaceuticals Inc.(a)(b)	13,764	161,039
Sunesis Pharmaceuticals Inc.(a)(b)	6,438	36,375
Transcept Pharmaceuticals Inc.(a)	2,936	15,590
Trius Therapeutics Inc.(a)(b)	5,792	33,767
United Therapeutics Corp.(a)	11,727	655,305
Verastem Inc.(a)(b)	1,509	14,169
Vertex Pharmaceuticals Inc.(a)(b)	48,486	2,712,792
Vical Inc.(a)(b)	17,516	75,669
XOMA Corp.(a)(b)	15,797	58,291
ZIOPHARM Oncology Inc.(a)(b)	15,393	83,892

		66,922,141

BUILDING MATERIALS – 0.22%
AAON Inc.(b)	4,264	83,958
American DG Energy Inc.(a)(b)	5,710	14,789
Apogee Enterprises Inc.	6,597	129,433
Armstrong World Industries Inc.	4,910	227,677
Builders FirstSource Inc.(a)(b)	10,311	53,514
Comfort Systems USA Inc.	8,560	93,561
Drew Industries Inc.(a)	4,439	134,102
Eagle Materials Inc.	10,461	483,926
Fortune Brands Home & Security Inc.(a)	37,001	999,397
Gibraltar Industries Inc.(a)(b)	7,088	90,868
Griffon Corp.	10,496	108,109
Headwaters Inc.(a)	13,888	91,383
Lennox International Inc.	11,843	572,727
Louisiana-Pacific Corp.(a)(b)	31,787	397,337
LSI Industries Inc.	4,413	29,744
Martin Marietta Materials Inc.	10,587	877,345
Masco Corp.	82,693	1,244,530
NCI Building Systems Inc.(a)	4,166	41,785
Nortek Inc.(a)	1,792	98,076
Owens Corning(a)	28,187	943,137
Patrick Industries Inc.(a)(b)	929	14,372
PGT Inc.(a)(b)	4,578	15,016
Quanex Building Products Corp.	8,493	160,008
Simpson Manufacturing Co. Inc.	9,244	264,563
Texas Industries Inc.	5,254	213,575
Trex Co. Inc.(a)(b)	3,462	118,123
Universal Forest Products Inc.	4,595	190,876
USG Corp.(a)(b)	17,128	375,960

		8,067,891

CHEMICALS – 2.37%
A. Schulman Inc.	6,817	162,381
Aceto Corp.	6,360	60,102
Air Products and Chemicals Inc.	48,695	4,027,076
Airgas Inc.	15,905	1,308,981
Albemarle Corp.	20,654	1,088,053
American Vanguard Corp.	6,425	223,590
Ashland Inc.	18,167	1,300,757

4	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Balchem Corp.	6,810	$250,131
Cabot Corp.	14,725	538,493
Celanese Corp. Series A	36,215	1,372,911
CF Industries Holdings Inc.	15,093	3,354,268
Chemtura Corp.(a)	22,791	392,461
Codexis Inc.(a)(b)	6,400	19,392
Cytec Industries Inc.	10,640	697,133
Dow Chemical Co. (The)	275,778	7,986,531
E.I. du Pont de Nemours and Co.	216,196	10,868,173
Eastman Chemical Co.	35,355	2,015,589
Ecolab Inc.	59,857	3,879,332
Ferro Corp.(a)(b)	20,099	68,940
FMC Corp.	31,757	1,758,703
Georgia Gulf Corp.	7,917	286,754
H.B. Fuller Co.	11,561	354,691
Hawkins Inc.(b)	2,128	88,418
Huntsman Corp.	44,176	659,548
Innophos Holdings Inc.	5,051	244,923
Innospec Inc.(a)	5,321	180,488
International Flavors & Fragrances Inc.	18,778	1,118,793
Intrepid Potash Inc.(a)(b)	12,431	267,018
KMG Chemicals Inc.	1,812	33,522
Kraton Performance Polymers Inc.(a)(b)	7,500	195,750
Kronos Worldwide Inc.	4,695	70,143
Landec Corp.(a)(b)	5,983	68,505
LyondellBasell Industries NV Class A	73,884	3,816,847
Minerals Technologies Inc.	4,105	291,168
Monsanto Co.	123,071	11,201,922
Mosaic Co. (The)	68,293	3,934,360
NewMarket Corp.	2,012	495,918
Oil-Dri Corp. of America	1,123	25,986
Olin Corp.	18,486	401,701
OM Group Inc.(a)(b)	7,502	139,087
OMNOVA Solutions Inc.(a)	10,628	80,454
PolyOne Corp.	20,689	342,817
PPG Industries Inc.	35,042	4,024,223
Praxair Inc.	68,894	7,156,709
Quaker Chemical Corp.	2,961	138,190
Rockwood Holdings Inc.	15,915	741,639
RPM International Inc.	30,482	869,956
Sensient Technologies Corp.	11,582	425,754
Sherwin-Williams Co. (The)	20,100	2,993,091
Sigma-Aldrich Corp.	27,977	2,013,505
Spartech Corp.(a)(b)	6,995	37,423
Stepan Co.	1,935	185,992
TPC Group Inc.(a)(b)	2,976	121,451
Valspar Corp. (The)	21,559	1,209,460
W.R. Grace & Co.(a)	17,282	1,021,021
Westlake Chemical Corp.	4,629	338,195
Zep Inc.	5,192	78,503
Zoltek Companies Inc.(a)(b)	6,291	48,378

		87,075,300

COAL – 0.13%
Alpha Natural Resources Inc.(a)	50,873	334,236
Arch Coal Inc.	49,073	310,632
Cloud Peak Energy Inc.(a)(b)	14,120	255,572
CONSOL Energy Inc.	52,684	1,583,154
Hallador Energy Co.	1,544	12,861
Peabody Energy Corp.	63,111	1,406,744
SunCoke Energy Inc.(a)(b)	16,323	263,127
Walter Energy Inc.	14,472	469,761

Security	Shares	Value
Westmoreland Coal Co.(a)(b)	2,517	$24,994

		4,661,081

COMMERCIAL SERVICES – 1.81%
Aaron’s Inc.	17,568	488,566
ABM Industries Inc.	12,410	234,921
Acacia Research Corp.(a)	11,476	314,557
Accretive Health Inc.(a)(b)	13,026	145,370
Advisory Board Co. (The)(a)(b)	7,924	379,005
Alliance Data Systems Corp.(a)(b)	11,537	1,637,677
American Public Education Inc.(a)(b)	4,228	154,026
American Reprographics Co.(a)	8,398	35,859
AMN Healthcare Services Inc.(a)(b)	9,473	95,298
Apollo Group Inc. Class A(a)(b)	22,277	647,147
Arbitron Inc.	6,106	231,417
Ascent Media Corp. Class A(a)	3,280	177,153
Automatic Data Processing Inc.	112,781	6,615,733
AVEO Pharmaceuticals Inc.(a)(b)	8,993	93,617
Avis Budget Group Inc.(a)(b)	24,520	377,118
Barrett Business Services Inc.	1,629	44,146
Booz Allen Hamilton Holding Corp.	5,704	79,000
Bridgepoint Education Inc.(a)	4,026	40,864
Brink’s Co. (The)	10,964	281,665
Capella Education Co.(a)(b)	3,149	110,404
Cardtronics Inc.(a)(b)	10,202	303,816
Career Education Corp.(a)	11,768	44,365
Carriage Services Inc.	3,682	35,605
CBIZ Inc.(a)(b)	8,927	53,741
CDI Corp.	3,185	54,241
Cenveo Inc.(a)(b)	12,473	28,563
Chemed Corp.	4,436	307,370
Collectors Universe Inc.	1,237	17,355
Consolidated Graphics Inc.(a)(b)	1,824	47,588
Convergys Corp.	26,953	422,354
CoreLogic Inc.(a)	24,784	657,520
Corinthian Colleges Inc.(a)(b)	17,655	42,019
Corporate Executive Board Co. (The)	7,739	415,043
Corrections Corp. of America	23,168	774,970
CorVel Corp.(a)(b)	1,416	63,366
CoStar Group Inc.(a)(b)	6,545	533,679
CRA International Inc.(a)	2,462	42,543
Cross Country Healthcare Inc.(a)	6,290	29,689
Deluxe Corp.	11,784	360,119
DeVry Inc.	15,133	344,427
Dollar Thrifty Automotive Group Inc.(a)	6,491	564,263
Education Management Corp.(a)(b)	6,142	19,102
Electro Rent Corp.	4,443	78,597
Ennis Inc.	6,117	100,380
Equifax Inc.	27,884	1,298,837
Euronet Worldwide Inc.(a)	11,711	220,050
ExamWorks Group Inc.(a)(b)	6,773	101,053
ExlService Holdings Inc.(a)(b)	5,397	159,211
FleetCor Technologies Inc.(a)	11,253	504,134
Forrester Research Inc.	3,258	93,733
Franklin Covey Co.(a)(b)	3,059	36,708
FTI Consulting Inc.(a)(b)	9,779	260,904
Gartner Inc.(a)	21,599	995,498
Genpact Ltd.	29,335	489,308
GEO Group Inc. (The)	14,277	395,045
Global Cash Access Inc.(a)	14,744	118,689
Global Payments Inc.	18,211	761,766
Grand Canyon Education Inc.(a)(b)	9,247	217,582
Great Lakes Dredge & Dock Corp.	13,812	106,352

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Green Dot Corp. Class A(a)(b)	5,538	$67,730
H&E Equipment Services Inc.	6,661	80,731
H&R Block Inc.	63,552	1,101,356
Hackett Group Inc. (The)(a)(b)	5,728	23,943
Healthcare Services Group Inc.	15,521	354,965
Heartland Payment Systems Inc.	8,985	284,645
Heidrick & Struggles International Inc.	4,175	53,190
Hertz Global Holdings Inc.(a)	57,452	788,816
Hill International Inc.(a)(b)	4,880	21,277
HMS Holdings Corp.(a)(b)	19,934	666,394
Hudson Global Inc.(a)(b)	7,440	33,182
Huron Consulting Group Inc.(a)(b)	5,298	184,476
ICF International Inc.(a)(b)	4,575	91,958
Insperity Inc.	5,316	134,123
Intersections Inc.	2,080	21,923
Iron Mountain Inc.	35,054	1,195,692
ITT Educational Services Inc.(a)(b)	5,561	179,231
K12 Inc.(a)(b)	6,170	124,634
KAR Auction Services Inc.(a)	6,728	132,811
Kelly Services Inc. Class A	6,066	76,432
Kenexa Corp.(a)	6,312	289,279
Kforce Inc.(a)(b)	6,580	77,578
Korn/Ferry International(a)(b)	11,065	169,626
Landauer Inc.	2,184	130,428
Lender Processing Services Inc.	19,637	547,676
Lincoln Educational Services Corp.	5,120	21,504
Live Nation Entertainment Inc.(a)(b)	32,284	277,965
Mac-Gray Corp.	2,693	36,113
Manpower Inc.	18,624	685,363
MasterCard Inc. Class A	25,021	11,296,481
Matthews International Corp. Class A	6,523	194,516
MAXIMUS Inc.	7,837	468,026
McGrath RentCorp	5,755	150,148
Medifast Inc.(a)(b)	3,168	82,843
MoneyGram International Inc.(a)	4,977	74,356
Monro Muffler Brake Inc.	7,145	251,433
Monster Worldwide Inc.(a)(b)	27,963	204,969
Moody’s Corp.	45,429	2,006,599
Morningstar Inc.	5,531	346,462
Multi-Color Corp.	3,138	72,676
National American University Holdings Inc.	2,791	13,955
National Research Corp.	594	29,860
Navigant Consulting Inc.(a)	11,932	131,849
Odyssey Marine Exploration Inc.(a)(b)	16,426	51,906
On Assignment Inc.(a)(b)	9,945	198,104
PAREXEL International Corp.(a)	13,841	425,749
Paychex Inc.	75,041	2,498,115
PDI Inc.(a)(b)	2,348	18,714
Pendrell Corp.(a)(b)	37,036	41,851
Performant Financial Corp.(a)	2,177	23,359
PHH Corp.(a)(b)	13,066	265,893
Premier Exhibitions Inc.(a)	6,019	14,265
PRGX Global Inc.(a)(b)	4,873	41,713
Providence Service Corp. (The)(a)(b)	2,930	38,061
Quad Graphics Inc.	5,910	100,234
Quanta Services Inc.(a)	48,389	1,195,208
R.R. Donnelley & Sons Co.(b)	41,619	441,161
Rent-A-Center Inc.	13,732	481,719
Resources Connection Inc.	9,801	128,491
Robert Half International Inc.	33,113	881,799
Rollins Inc.	14,798	346,125
RPX Corp.(a)(b)	4,909	55,030
SAIC Inc.	65,862	792,978
SEI Investments Co.	31,844	683,054

Security	Shares	Value
Service Corp. International	50,345	$677,644
ServiceSource International Inc.(a)(b)	11,474	117,723
Sotheby’s	15,652	493,038
Standard Parking Corp.(a)(b)	3,593	80,591
Steiner Leisure Ltd.(a)(b)	3,536	164,601
Stewart Enterprises Inc. Class A	17,539	147,240
Strayer Education Inc.(b)	2,735	175,997
Swisher Hygiene Inc.(a)(b)	26,096	36,012
Team Health Holdings Inc.(a)	6,575	178,380
Team Inc.(a)(b)	4,619	147,115
TeleTech Holdings Inc.(a)(b)	5,296	90,297
TMS International Corp.(a)(b)	2,911	28,819
TNS Inc.(a)(b)	5,656	84,557
Total System Services Inc.	37,511	889,011
Towers Watson & Co. Class A	14,073	746,573
Tree.com Inc.(a)(b)	1,424	22,314
TrueBlue Inc.(a)(b)	9,371	147,312
United Rentals Inc.(a)(b)	21,673	708,924
Universal Technical Institute Inc.	4,932	67,568
Valassis Communications Inc.(a)(b)	9,200	227,148
Vantiv Inc. Class A(a)	9,130	196,751
Verisk Analytics Inc. Class A(a)	34,016	1,619,502
Viad Corp.	4,621	96,394
VistaPrint NV(a)(b)	7,894	269,580
Weight Watchers International Inc.	6,145	324,456
Western Union Co.	141,900	2,585,418
Westway Group Inc.(a)	2,834	17,542
Wright Express Corp.(a)(b)	8,967	625,179
Zillow Inc. Class A(a)(b)	715	30,159
Zipcar Inc.(a)(b)	6,221	48,399

		66,228,115

COMPUTERS – 7.15%
3D Systems Corp.(a)(b)	10,836	355,963
Accenture PLC Class A	148,566	10,404,077
Acorn Energy Inc.(b)	4,162	37,125
Agilysys Inc.(a)	3,372	28,999
Apple Inc.	215,829	144,014,059
Brocade Communications Systems Inc.(a)	106,462	629,723
CACI International Inc. Class A(a)	5,195	269,049
Cadence Design Systems Inc.(a)	63,673	819,153
Carbonite Inc.(a)(b)	2,632	18,450
CIBER Inc.(a)(b)	16,890	58,608
Cognizant Technology Solutions Corp. Class A(a)	70,175	4,906,636
Computer Sciences Corp.	35,947	1,157,853
Computer Task Group Inc.(a)(b)	3,616	58,507
Cray Inc.(a)(b)	8,506	108,026
Datalink Corp.(a)(b)	3,542	29,328
Dell Inc.	339,103	3,343,556
Diebold Inc.	14,555	490,649
Digimarc Corp.(b)	1,649	36,690
DST Systems Inc.	7,723	436,813
Echelon Corp.(a)(b)	8,841	33,949
Electronics For Imaging Inc.(a)	10,753	178,607
EMC Corp.(a)	484,535	13,213,269
Fortinet Inc.(a)	30,286	731,104
Fusion-io Inc.(a)(b)	15,585	471,758
Hewlett-Packard Co.	456,182	7,782,465
iGATE Corp.(a)	7,448	135,330
IHS Inc. Class A(a)	11,686	1,137,632
Imation Corp.(a)(b)	7,318	40,908
Immersion Corp.(a)(b)	6,448	35,271
Insight Enterprises Inc.(a)(b)	10,226	178,750

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
International Business Machines Corp.	251,565	$52,187,159
j2 Global Inc.	10,741	352,520
Jack Henry & Associates Inc.	20,238	767,020
KEY Tronic Corp.(a)(b)	2,447	24,274
Keyw Holding Corp. (The)(a)	4,452	55,650
Lexmark International Inc. Class A	16,411	365,145
LivePerson Inc.(a)	12,729	230,522
Manhattan Associates Inc.(a)(b)	4,721	270,372
Mattersight Corp.(a)(b)	2,381	14,096
Maxwell Technologies Inc.(a)(b)	6,901	56,036
Mentor Graphics Corp.(a)(b)	21,509	332,959
Mercury Computer Systems Inc.(a)(b)	7,098	75,381
MICROS Systems Inc.(a)(b)	18,623	914,762
MTS Systems Corp.	3,711	198,724
NCR Corp.(a)	36,812	858,088
NetApp Inc.(a)	83,323	2,739,660
NetScout Systems Inc.(a)	8,478	216,274
OCZ Technology Group Inc.(a)(b)	15,630	54,236
Quantum Corp.(a)(b)	54,219	87,293
RadiSys Corp.(a)(b)	5,316	19,138
RealD Inc.(a)(b)	10,178	90,991
Riverbed Technology Inc.(a)	36,776	855,778
SanDisk Corp.(a)	56,403	2,449,582
Silicon Graphics International Corp.(a)(b)	7,518	68,414
Spansion Inc. Class A(a)(b)	11,136	132,741
STEC Inc.(a)(b)	8,454	57,065
Stratasys Inc.(a)(b)	5,190	282,336
Super Micro Computer Inc.(a)(b)	6,746	81,154
Sykes Enterprises Inc.(a)	8,976	120,637
Synaptics Inc.(a)	7,785	186,996
Synopsys Inc.(a)	33,756	1,114,623
Syntel Inc.	3,552	221,680
Teradata Corp.(a)	39,050	2,944,760
Unisys Corp.(a)(b)	10,093	210,136
Virtusa Corp.(a)(b)	4,315	76,678
Vocera Communications Inc.(a)(b)	1,566	48,405
Western Digital Corp.	54,421	2,107,725

		262,011,317

COSMETICS & PERSONAL CARE – 1.66%
Avon Products Inc.	99,983	1,594,729
Colgate-Palmolive Co.	110,107	11,805,673
Elizabeth Arden Inc.(a)(b)	5,833	275,551
Estee Lauder Companies Inc. (The) Class A	52,921	3,258,346
Inter Parfums Inc.	3,821	69,924
Procter & Gamble Co. (The)	632,407	43,863,749
Revlon Inc. Class A(a)(b)	2,675	41,302

		60,909,274

DISTRIBUTION & WHOLESALE – 0.42%
Arrow Electronics Inc.(a)	25,848	871,336
Beacon Roofing Supply Inc.(a)(b)	10,844	309,054
BlueLinx Holdings Inc.(a)(b)	5,672	13,272
Brightpoint Inc.(a)(b)	16,071	144,318
Core-Mark Holding Co. Inc.	2,659	127,925
Fastenal Co.	68,534	2,946,277
Fossil Inc.(a)	12,660	1,072,302
Genuine Parts Co.	36,102	2,203,305
Houston Wire & Cable Co.	4,034	43,406
Ingram Micro Inc. Class A(a)	35,223	536,446
LKQ Corp.(a)	68,335	1,264,198
MRC Global Inc.(a)	5,258	129,294

Security	Shares	Value
MWI Veterinary Supply Inc.(a)	2,935	$313,106
Owens & Minor Inc.	14,754	440,850
Pool Corp.	10,974	456,299
Rentrak Corp.(a)(b)	2,181	36,924
ScanSource Inc.(a)(b)	6,366	203,839
Titan Machinery Inc.(a)(b)	3,923	79,558
United Stationers Inc.	9,395	244,458
W.W. Grainger Inc.	13,412	2,794,658
Watsco Inc.	6,794	514,917
WESCO International Inc.(a)(b)	10,083	576,748

		15,322,490

DIVERSIFIED FINANCIAL SERVICES – 2.25%
Affiliated Managers Group Inc.(a)	11,898	1,463,454
Air Lease Corp.(a)	15,577	317,771
Aircastle Ltd.(b)	13,591	153,986
American Express Co.	231,043	13,137,105
Ameriprise Financial Inc.	50,230	2,847,539
Artio Global Investors Inc. Class A	7,087	21,119
Asset Acceptance Capital Corp.(a)(b)	3,688	27,512
Asta Funding Inc.	2,235	20,987
BGC Partners Inc. Class A	22,759	111,519
BlackRock Inc.(c)	29,337	5,230,787
Calamos Asset Management Inc. Class A	4,575	53,253
California First National Bancorp	470	8,667
CBOE Holdings Inc.	20,189	593,960
Charles Schwab Corp. (The)	246,963	3,158,657
CIFC Corp.(a)(b)	1,478	10,819
CME Group Inc.	76,498	4,383,335
Cohen & Steers Inc.(b)	4,270	126,477
Cowen Group Inc. Class A(a)	20,301	54,813
Credit Acceptance Corp.(a)(b)	1,817	155,372
DFC Global Corp.(a)(b)	10,164	174,313
Diamond Hill Investment Group Inc.	629	48,232
Discover Financial Services	122,133	4,852,344
Doral Financial Corp.(a)	28,847	27,136
Duff & Phelps Corp. Class A	7,369	100,292
E*TRADE Financial Corp.(a)	65,985	581,328
Eaton Vance Corp.	26,782	775,607
Ellie Mae Inc.(a)(b)	5,813	158,288
Encore Capital Group Inc.(a)(b)	5,070	143,278
Epoch Holding Corp.	3,683	85,077
Evercore Partners Inc. Class A	6,623	178,821
FBR & Co.(a)(b)	8,452	26,117
Federal Agricultural Mortgage Corp. Class C NVS	2,353	60,566
Federated Investors Inc. Class B(b)	21,204	438,711
Financial Engines Inc.(a)(b)	10,697	254,910
First Marblehead Corp. (The)(a)(b)	12,537	13,164
Franklin Resources Inc.	32,022	4,004,992
FXCM Inc.	5,397	51,541
GAIN Capital Holdings Inc.	3,471	17,112
GAMCO Investors Inc. Class A	1,495	74,376
GFI Group Inc.	16,027	50,966
Greenhill & Co. Inc.	6,716	347,553
Higher One Holdings Inc.(a)(b)	7,470	100,696
Horizon Technology Finance Corp.	1,782	28,797
Interactive Brokers Group Inc. Class A	9,222	129,292
IntercontinentalExchange Inc.(a)	16,715	2,229,948
INTL FCStone Inc.(a)(b)	3,248	61,907
Invesco Ltd.	103,766	2,593,112
Investment Technology Group Inc.(a)(b)	8,932	77,708
Janus Capital Group Inc.	43,550	411,112
Jefferies Group Inc.	32,699	447,649

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
JMP Group Inc.	3,361	$18,452
KBW Inc.	8,025	132,172
Knight Capital Group Inc. Class A(a)	42,881	114,921
Ladenburg Thalmann Financial Services Inc.(a)(b)	24,129	31,850
Lazard Ltd. Class A(b)	26,523	775,267
Legg Mason Inc.	32,729	807,752
LPL Financial Holdings Inc.	11,678	333,290
Manning & Napier Inc.	3,142	38,301
MarketAxess Holdings Inc.	8,444	266,830
Marlin Business Services Corp.	1,952	41,402
Medley Capital Corp.	5,356	75,359
MicroFinancial Inc.	1,978	18,099
NASDAQ OMX Group Inc. (The)	27,018	629,384
National Financial Partners Corp.(a)(b)	9,377	158,471
Nationstar Mortgage Holdings Inc.(a)(b)	4,435	147,153
Nelnet Inc. Class A	5,505	130,689
Netspend Holdings Inc.(a)	7,185	70,629
NewStar Financial Inc.(a)(b)	6,025	72,240
Nicholas Financial Inc.	2,432	31,397
NYSE Euronext Inc.	58,807	1,449,593
Ocwen Financial Corp.(a)	24,953	683,962
Oppenheimer Holdings Inc. Class A	2,344	37,387
Piper Jaffray Companies Inc.(a)(b)	3,499	89,050
Portfolio Recovery Associates Inc.(a)(b)	3,987	416,362
Pzena Investment Management Inc. Class A	2,606	13,577
Raymond James Financial Inc.	26,355	965,911
Regional Management Corp.(a)(b)	1,122	19,355
SeaCube Container Leasing Ltd.(b)	2,507	47,006
SLM Corp.	112,934	1,775,322
Solar Senior Capital Ltd.	2,219	39,742
Stifel Financial Corp.(a)(b)	12,441	418,018
SWS Group Inc.(a)	6,615	40,418
T. Rowe Price Group Inc.	58,657	3,712,988
TD Ameritrade Holding Corp.	53,733	825,876
Teton Advisors Inc. Class B(b)	32	416
Virtus Investment Partners Inc.(a)	1,407	121,002
Visa Inc. Class A	120,582	16,191,751
Waddell & Reed Financial Inc. Class A	19,971	654,450
WageWorks Inc.(a)	1,525	26,611
Walter Investment Management Corp.(a)	6,634	245,524
Westwood Holdings Group Inc.	1,547	60,348
WisdomTree Investments Inc.(a)(b)	13,568	90,906
World Acceptance Corp.(a)(b)	2,414	162,824

		82,404,134

ELECTRIC – 3.00%
AES Corp. (The)(a)	148,554	1,629,637
ALLETE Inc.	8,809	367,688
Alliant Energy Corp.	25,700	1,115,123
Ameren Corp.	56,175	1,835,237
Ameresco Inc. Class A(a)(b)	4,662	55,058
American Electric Power Co. Inc.	111,583	4,902,957
Atlantic Power Corp.	26,428	395,363
Avista Corp.	13,567	349,215
Black Hills Corp.	10,223	363,632
Calpine Corp.(a)	93,694	1,620,906
CH Energy Group Inc.	3,444	224,583
Cleco Corp.	14,124	592,926
CMS Energy Corp.	60,573	1,426,494
Consolidated Edison Inc.	67,443	4,039,161
Dominion Resources Inc.	131,800	6,977,492
DTE Energy Co.	39,010	2,338,259
Duke Energy Corp.	162,404	10,523,779

Security	Shares	Value
Edison International	74,866	$3,420,628
El Paso Electric Co.	9,253	316,915
Empire District Electric Co. (The)	9,764	210,414
EnerNOC Inc.(a)(b)	5,763	74,804
Entergy Corp.	40,706	2,820,926
Exelon Corp.	196,625	6,995,918
FirstEnergy Corp.	96,234	4,243,919
Genie Energy Ltd. Class B	3,552	25,468
GenOn Energy Inc.(a)	179,398	453,877
Great Plains Energy Inc.	31,601	703,438
Hawaiian Electric Industries Inc.	22,431	590,160
IDACORP Inc.	11,560	500,201
Integrys Energy Group Inc.	18,128	946,282
ITC Holdings Corp.	11,911	900,233
MDU Resources Group Inc.	43,736	963,941
MGE Energy Inc.	5,358	283,920
National Fuel Gas Co.	16,784	907,007
NextEra Energy Inc.	96,221	6,767,223
Northeast Utilities	72,602	2,775,575
NorthWestern Corp.	8,468	306,796
NRG Energy Inc.	52,727	1,127,831
NV Energy Inc.	54,640	984,066
OGE Energy Corp.	22,816	1,265,375
Ormat Technologies Inc.	4,077	76,444
Otter Tail Corp.	8,434	201,235
Pepco Holdings Inc.	52,854	998,941
PG&E Corp.	97,160	4,145,817
Pike Electric Corp.(a)(b)	3,744	29,765
Pinnacle West Capital Corp.	25,356	1,338,797
PNM Resources Inc.	18,497	388,992
Portland General Electric Co.	17,537	474,201
PPL Corp.	133,463	3,877,100
Public Service Enterprise Group Inc.	116,383	3,745,205
SCANA Corp.	27,144	1,310,241
Southern Co. (The)	200,438	9,238,187
TECO Energy Inc.	49,979	886,627
UIL Holdings Corp.	11,717	420,172
Unitil Corp.	3,197	87,022
UNS Energy Corp.	9,316	389,968
Westar Energy Inc.	29,241	867,288
Wisconsin Energy Corp.	53,362	2,010,147
Xcel Energy Inc.	111,875	3,100,056

		109,928,632

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
A123 Systems Inc.(a)(b)	24,883	6,221
Acuity Brands Inc.	9,809	620,812
Advanced Energy Industries Inc.(a)(b)	9,182	113,122
American Superconductor Corp.(a)	9,001	37,354
AMETEK Inc.	55,832	1,979,244
Belden Inc.	10,505	387,424
Capstone Turbine Corp.(a)(b)	69,160	69,160
Coleman Cable Inc.	1,893	18,248
Emerson Electric Co.	169,261	8,170,228
Encore Wire Corp.	3,803	111,276
Energizer Holdings Inc.	15,154	1,130,640
EnerSys Inc.(a)	11,080	391,013
Generac Holdings Inc.	5,762	131,892
General Cable Corp.(a)(b)	11,483	337,371
GrafTech International Ltd.(a)	27,230	244,798
Graham Corp.	2,387	43,133
Hubbell Inc. Class B	13,717	1,107,511
Insteel Industries Inc.	4,001	46,932

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Littelfuse Inc.	5,000	$282,700
Molex Inc.	32,015	841,354
Powell Industries Inc.(a)(b)	2,073	80,163
Power-One Inc.(a)	15,481	86,694
SunPower Corp.(a)(b)	9,181	41,406
Universal Display Corp.(a)	9,191	315,987
Vicor Corp.	4,438	29,601

		16,624,284

ELECTRONICS – 1.20%
Agilent Technologies Inc.	79,836	3,069,694
American Science and Engineering Inc.	1,937	127,087
Amphenol Corp. Class A	37,497	2,207,823
Analogic Corp.	2,823	220,674
Avnet Inc.(a)	33,590	977,133
AVX Corp.	11,156	106,986
Badger Meter Inc.	3,353	122,016
Bel Fuse Inc. Class B	2,542	47,485
Benchmark Electronics Inc.(a)	13,280	202,786
Brady Corp. Class A	11,332	331,801
Checkpoint Systems Inc.(a)(b)	9,372	77,600
Coherent Inc.(a)(b)	5,453	250,075
CTS Corp.	7,778	78,324
Cymer Inc.(a)	7,140	364,568
Daktronics Inc.	8,381	79,703
Electro Scientific Industries Inc.	5,372	65,646
ESCO Technologies Inc.	6,225	241,841
FARO Technologies Inc.(a)(b)	3,926	162,222
FEI Co.(b)	8,757	468,500
FLIR Systems Inc.	35,766	714,426
Fluidigm Corp.(a)	5,655	96,135
Garmin Ltd.(b)	25,236	1,053,351
Gentex Corp.	33,485	569,580
GSI Group Inc.(a)	6,757	60,205
Honeywell International Inc.	179,802	10,743,170
II-VI Inc.(a)(b)	12,180	231,664
InvenSense Inc.(a)(b)	8,433	100,774
Itron Inc.(a)	9,236	398,533
Jabil Circuit Inc.	42,903	803,144
Kemet Corp.(a)(b)	10,347	45,527
Measurement Specialties Inc.(a)(b)	3,485	114,935
Mesa Laboratories Inc.	612	29,609
Methode Electronics Inc.	8,732	84,788
Mettler-Toledo International Inc.(a)(b)	7,269	1,241,109
Multi-Fineline Electronix Inc.(a)	2,040	46,002
National Instruments Corp.	21,560	542,665
Newport Corp.(a)(b)	8,899	98,423
NVE Corp.(a)(b)	1,080	63,925
OSI Systems Inc.(a)	4,581	356,585
Park Electrochemical Corp.	4,820	119,681
PerkinElmer Inc.	26,339	776,210
Plexus Corp.(a)(b)	8,067	244,349
Rofin-Sinar Technologies Inc.(a)(b)	6,567	129,567
Rogers Corp.(a)(b)	3,753	158,977
Sanmina-SCI Corp.(a)(b)	18,950	160,886
Stoneridge Inc.(a)	6,429	31,952
Sypris Solutions Inc.	2,482	17,721
Taser International Inc.(a)(b)	12,750	76,883
Tech Data Corp.(a)	9,216	417,485
Thermo Fisher Scientific Inc.	84,657	4,980,371
Trimble Navigation Ltd.(a)	28,976	1,380,996
TTM Technologies Inc.(a)(b)	12,380	116,743
Tyco International Ltd.	106,686	6,002,154

Security	Shares	Value
Viasystems Group Inc.(a)(b)	900	$15,570
Vishay Intertechnology Inc.(a)	30,522	300,031
Vishay Precision Group Inc.(a)(b)	2,783	38,906
Waters Corp.(a)	20,581	1,715,015
Watts Water Technologies Inc. Class A	6,503	246,009
Woodward Inc.	15,987	543,238
Zagg Inc.(a)(b)	5,908	50,395
Zygo Corp.(a)(b)	3,776	69,063

		44,188,716

ENERGY – ALTERNATE SOURCES – 0.02%
Amyris Inc.(a)(b)	7,045	24,235
Clean Energy Fuels Corp.(a)(b)	15,282	201,264
Enphase Energy Inc.(a)(b)	1,863	7,713
FuelCell Energy Inc.(a)(b)	34,278	30,165
FutureFuel Corp.	4,530	54,858
Gevo Inc.(a)(b)	6,940	14,782
Green Plains Renewable Energy Inc.(a)(b)	5,798	33,976
KiOR Inc. Class A(a)(b)	6,120	56,916
Renewable Energy Group Inc.(a)(b)	1,704	11,332
REX American Resources Corp.(a)(b)	1,426	25,682
Saratoga Resources Inc.(a)(b)	4,824	26,435
Solazyme Inc.(a)(b)	7,581	87,030

		574,388

ENGINEERING & CONSTRUCTION – 0.27%
AECOM Technology Corp.(a)	26,071	551,662
Aegion Corp.(a)(b)	9,123	174,797
Argan Inc.	2,298	40,100
Chicago Bridge & Iron Co. NV	22,478	856,187
Dycom Industries Inc.(a)	7,761	111,603
EMCOR Group Inc.	15,475	441,656
Engility Holdings Inc.(a)	3,728	68,782
Exponent Inc.(a)(b)	3,096	176,751
Fluor Corp.	39,145	2,203,081
Granite Construction Inc.	8,983	257,992
Jacobs Engineering Group Inc.(a)	29,887	1,208,331
KBR Inc.	34,398	1,025,748
Layne Christensen Co.(a)(b)	4,603	90,265
MasTec Inc.(a)(b)	12,665	249,500
McDermott International Inc.(a)	54,477	665,709
Michael Baker Corp.(a)	2,017	48,126
Mistras Group Inc.(a)(b)	3,611	83,775
MYR Group Inc.(a)(b)	4,776	95,281
Orion Marine Group Inc.(a)(b)	6,120	45,472
Shaw Group Inc. (The)(a)	15,269	666,034
Sterling Construction Co. Inc.(a)(b)	3,725	37,176
Tutor Perini Corp.(a)	8,278	94,700
URS Corp.	17,562	620,114
VSE Corp.	935	22,898

		9,835,740

ENTERTAINMENT – 0.19%
Bally Technologies Inc.(a)	9,970	492,418
Bluegreen Corp.(a)	3,354	21,063
Carmike Cinemas Inc.(a)	4,113	46,271
Churchill Downs Inc.	2,996	187,909
Cinemark Holdings Inc.	26,661	598,006
Dolby Laboratories Inc. Class A(a)(b)	11,671	382,225
DreamWorks Animation SKG Inc. Class A(a)(b)	15,657	301,084
International Game Technology	61,807	809,054

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
International Speedway Corp. Class A	6,385	$181,142
Isle of Capri Casinos Inc.(a)	5,128	35,640
Lions Gate Entertainment Corp.(a)(b)	19,611	299,460
Madison Square Garden Inc. Class A(a)	14,026	564,827
Marriott Vacations Worldwide Corp.(a)(b)	6,146	221,379
Multimedia Games Holding Co. Inc.(a)(b)	6,329	99,555
National CineMedia Inc.	12,964	212,221
Penn National Gaming Inc.(a)	15,311	659,904
Pinnacle Entertainment Inc.(a)(b)	14,592	178,752
Reading International Inc. Class A(a)(b)	3,915	23,099
Regal Entertainment Group Class A	18,997	267,288
Scientific Games Corp. Class A(a)(b)	13,092	108,271
Shuffle Master Inc.(a)(b)	12,735	201,340
Six Flags Entertainment Corp.	9,224	542,371
Speedway Motorsports Inc.	2,674	41,180
Vail Resorts Inc.(b)	8,352	481,493

		6,955,952

ENVIRONMENTAL CONTROL – 0.30%
ADA-ES Inc.(a)(b)	2,076	49,014
Calgon Carbon Corp.(a)(b)	13,233	189,364
Casella Waste Systems Inc. Class A(a)(b)	6,372	27,272
CECO Environmental Corp.	1,685	16,463
Clean Harbors Inc.(a)	11,032	538,913
Covanta Holding Corp.	25,129	431,214
Darling International Inc.(a)(b)	27,299	499,299
Energy Recovery Inc.(a)(b)	10,375	30,710
EnergySolutions Inc.(a)(b)	18,091	49,388
GSE Holding Inc.(a)(b)	1,878	14,742
Heckmann Corp.(a)(b)	30,965	130,053
Heritage-Crystal Clean Inc.(a)(b)	1,785	35,432
Met-Pro Corp.	3,326	29,768
Metalico Inc.(a)(b)	9,106	23,311
Mine Safety Appliances Co.	6,370	237,410
Rentech Inc.(a)	48,306	118,833
Republic Services Inc.	70,194	1,931,037
Stericycle Inc.(a)	19,704	1,783,606
Tetra Tech Inc.(a)	14,660	384,972
TRC Companies Inc.(a)(b)	3,482	26,185
US Ecology Inc.	4,292	92,621
Waste Connections Inc.	28,585	864,696
Waste Management Inc.	106,437	3,414,499

		10,918,802

FOOD – 1.78%
Annie’s Inc.(a)(b)	1,150	51,566
Arden Group Inc. Class A	251	24,352
B&G Foods Inc. Class A	11,236	340,563
Cal-Maine Foods Inc.	3,381	151,942
Calavo Growers Inc.	2,673	66,825
Campbell Soup Co.	40,473	1,409,270
Chefs’ Warehouse Inc. (The)(a)(b)	2,554	41,835
Chiquita Brands International Inc.(a)(b)	10,398	79,441
ConAgra Foods Inc.	96,154	2,652,889
Dean Foods Co.(a)	42,682	697,851
Diamond Foods Inc.(b)	5,075	95,511
Dole Food Co. Inc.(a)	8,153	114,387
Flowers Foods Inc.	25,903	522,723
Fresh Del Monte Produce Inc.	8,806	225,434
Fresh Market Inc. (The)(a)	6,337	380,093
General Mills Inc.	149,271	5,948,449
H.J. Heinz Co.	73,649	4,120,662

Security	Shares	Value
Hain Celestial Group Inc.(a)	8,518	$536,634
Harris Teeter Supermarkets Inc.	10,138	393,760
Hershey Co. (The)	34,738	2,462,577
Hillshire Brands Co.	27,456	735,272
Hormel Foods Corp.	31,151	910,855
Ingles Markets Inc. Class A	2,850	46,597
Ingredion Inc.	17,724	977,656
Inventure Foods Inc.(a)(b)	3,066	17,446
J&J Snack Foods Corp.	3,424	196,298
J.M. Smucker Co. (The)	25,934	2,238,882
John B. Sanfilippo & Son Inc.(a)	1,847	24,048
Kellogg Co.	55,503	2,867,285
Kraft Foods Inc. Class A	409,154	16,918,518
Kroger Co. (The)	121,496	2,860,016
Lancaster Colony Corp.	4,266	312,484
Lifeway Foods Inc.(b)	1,035	9,832
McCormick & Co. Inc. NVS	30,713	1,905,434
Nash-Finch Co.	2,894	59,095
Pilgrim’s Pride Corp.(a)(b)	13,859	70,819
Post Holdings Inc.(a)(b)	6,403	192,474
Ralcorp Holdings Inc.(a)	12,805	934,765
Safeway Inc.	55,713	896,422
Sanderson Farms Inc.	5,305	235,383
Seaboard Corp.(a)	68	153,689
Seneca Foods Corp. Class A(a)(b)	2,085	62,258
Smart Balance Inc.(a)(b)	13,612	164,433
Smithfield Foods Inc.(a)	35,363	694,883
Snyders-Lance Inc.	10,195	254,875
Spartan Stores Inc.	5,006	76,642
SUPERVALU Inc.(b)	48,931	117,924
Sysco Corp.	134,839	4,216,416
Tootsie Roll Industries Inc.(b)	5,456	147,203
TreeHouse Foods Inc.(a)(b)	8,315	436,537
Tyson Foods Inc. Class A	67,292	1,078,018
United Natural Foods Inc.(a)	11,334	662,472
Village Super Market Inc. Class A	1,946	71,535
Weis Markets Inc.	2,573	108,915
Whole Foods Market Inc.	42,238	4,113,981

		65,086,126

FOREST PRODUCTS & PAPER – 0.20%
Boise Inc.	23,243	203,609
Buckeye Technologies Inc.	9,111	292,099
Clearwater Paper Corp.(a)(b)	5,402	223,156
Deltic Timber Corp.	2,543	165,956
Domtar Corp.	8,396	657,323
International Paper Co.	100,557	3,652,230
KapStone Paper and Packaging Corp.(a)(b)	9,349	209,324
MeadWestvaco Corp.	40,028	1,224,857
Neenah Paper Inc.	3,712	106,312
Orchids Paper Products Co.	1,354	24,426
P.H. Glatfelter Co.	9,860	175,606
Resolute Forest Products Inc.(a)	18,736	243,568
Schweitzer-Mauduit International Inc.	7,198	237,462
Wausau Paper Corp.	10,180	94,267

		7,510,195

GAS – 0.39%
AGL Resources Inc.	27,151	1,110,747
Atmos Energy Corp.	20,868	746,866
CenterPoint Energy Inc.	98,942	2,107,465
Chesapeake Utilities Corp.	2,251	106,607

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Delta Natural Gas Co. Inc.	1,585	$30,686
Laclede Group Inc. (The)	5,231	224,933
New Jersey Resources Corp.	9,640	440,741
NiSource Inc.	65,772	1,675,871
Northwest Natural Gas Co.	6,226	306,568
Piedmont Natural Gas Co.	16,550	537,544
Questar Corp.	41,313	839,893
Sempra Energy	55,457	3,576,422
South Jersey Industries Inc.	7,022	371,674
Southwest Gas Corp.	10,669	471,570
UGI Corp.	26,049	827,056
Vectren Corp.	19,043	544,630
WGL Holdings Inc.	11,917	479,659

		14,398,932

HAND & MACHINE TOOLS – 0.17%
Franklin Electric Co. Inc.	5,445	329,368
Hardinge Inc.	2,715	27,829
Kennametal Inc.	18,580	688,946
Lincoln Electric Holdings Inc.	19,391	757,219
Regal Beloit Corp.	8,967	631,994
Snap-on Inc.	13,467	967,873
Stanley Black & Decker Inc.	39,282	2,995,253

		6,398,482

HEALTH CARE – PRODUCTS – 2.02%
Abaxis Inc.(a)(b)	5,013	180,067
ABIOMED Inc.(a)(b)	7,730	162,253
Accuray Inc.(a)(b)	16,572	117,330
Affymetrix Inc.(a)	15,864	68,691
Alere Inc.(a)	18,573	361,988
Alphatec Holdings Inc.(a)(b)	12,220	20,163
AngioDynamics Inc.(a)(b)	5,671	69,186
ArthroCare Corp.(a)	6,384	206,842
AtriCure Inc.(a)(b)	3,506	26,085
Atrion Corp.	348	77,082
Baxter International Inc.	127,035	7,655,129
Becton, Dickinson and Co.	46,601	3,660,975
BG Medicine Inc.(a)(b)	2,519	9,270
Boston Scientific Corp.(a)	330,915	1,899,452
Bruker Corp.(a)(b)	21,536	281,906
C.R. Bard Inc.	19,246	2,014,094
Cantel Medical Corp.	4,911	132,990
Cardiovascular Systems Inc.(a)	3,793	43,847
CareFusion Corp.(a)	51,436	1,460,268
Cepheid Inc.(a)(b)	15,188	524,138
Cerus Corp.(a)	12,572	42,745
Chindex International Inc.(a)(b)	2,575	26,600
Conceptus Inc.(a)(b)	7,259	147,430
CONMED Corp.	6,521	185,849
Cooper Companies Inc. (The)	10,983	1,037,454
Covidien PLC	111,207	6,607,920
CryoLife Inc.	6,325	42,504
Cyberonics Inc.(a)(b)	6,349	332,815
Cynosure Inc. Class A(a)(b)	2,201	58,062
DexCom Inc.(a)(b)	15,839	238,060
Edwards Lifesciences Corp.(a)	26,338	2,827,911
Endologix Inc.(a)(b)	12,798	176,868
EnteroMedics Inc.(a)(b)	5,926	21,630
Exactech Inc.(a)(b)	1,922	34,269
Female Health Co. (The)	4,654	33,276
Genomic Health Inc.(a)(b)	3,697	128,249

Security	Shares	Value
Globus Medical Inc.(a)	2,318	$41,794
Greatbatch Inc.(a)(b)	5,527	134,472
Haemonetics Corp.(a)(b)	5,858	469,812
Hanger Inc.(a)(b)	7,885	224,959
Hansen Medical Inc.(a)(b)	12,093	23,581
HeartWare International Inc.(a)(b)	3,274	309,360
Henry Schein Inc.(a)(b)	20,804	1,649,133
Hill-Rom Holdings Inc.	14,345	416,866
Hologic Inc.(a)	61,263	1,239,963
Hospira Inc.(a)	38,259	1,255,660
ICU Medical Inc.(a)(b)	2,885	174,485
IDEXX Laboratories Inc.(a)(b)	12,750	1,266,713
ImmunoCellular Therapeutics Ltd.(a)	9,261	26,023
Insulet Corp.(a)(b)	11,050	238,459
Integra LifeSciences Holdings Corp.(a)(b)	4,479	184,087
Intuitive Surgical Inc.(a)	9,141	4,530,554
Invacare Corp.	7,376	104,297
IRIS International Inc.(a)	3,664	71,521
Luminex Corp.(a)(b)	9,634	187,285
MAKO Surgical Corp.(a)(b)	8,365	145,635
Masimo Corp.(a)	11,518	278,505
Medtronic Inc.	239,331	10,319,953
Merge Healthcare Inc.(a)(b)	13,057	50,008
Meridian Bioscience Inc.	9,486	181,942
Merit Medical Systems Inc.(a)(b)	9,708	144,940
Natus Medical Inc.(a)(b)	6,843	89,438
Navidea Biopharmaceuticals Inc.(a)(b)	22,463	61,773
NuVasive Inc.(a)(b)	9,993	228,940
NxStage Medical Inc.(a)(b)	11,376	150,277
OraSure Technologies Inc.(a)(b)	12,484	138,822
Orthofix International NV(a)	4,331	193,812
Palomar Medical Technologies Inc.(a)(b)	4,309	40,677
PhotoMedex Inc.(a)(b)	3,056	42,967
PSS World Medical Inc.(a)	11,630	264,931
QIAGEN NV(a)	54,532	1,009,387
Quidel Corp.(a)(b)	6,640	125,695
ResMed Inc.	33,047	1,337,412
Rochester Medical Corp.(a)(b)	2,474	29,218
Rockwell Medical Technologies Inc.(a)(b)	4,852	39,641
Sirona Dental Systems Inc.(a)	12,893	734,385
Solta Medical Inc.(a)(b)	15,931	50,023
Spectranetics Corp.(a)(b)	7,857	115,891
St. Jude Medical Inc.	72,067	3,036,183
Staar Surgical Co.(a)(b)	8,424	63,685
Steris Corp.	13,336	473,028
Stryker Corp.	71,248	3,965,664
SurModics Inc.(a)(b)	3,619	73,176
Symmetry Medical Inc.(a)(b)	8,610	85,153
TECHNE Corp.	8,551	615,159
Teleflex Inc.	9,476	652,328
Thoratec Corp.(a)	13,566	469,384
Tornier NV(a)(b)	3,499	66,306
Unilife Corp.(a)	18,702	58,350
Utah Medical Products Inc.	768	26,104
Varian Medical Systems Inc.(a)	25,820	1,557,462
Vascular Solutions Inc.(a)	3,832	56,752
Volcano Corp.(a)	12,310	351,697
West Pharmaceutical Services Inc.	7,825	415,273
Wright Medical Group Inc.(a)(b)	9,028	199,609
Young Innovations Inc.	1,270	49,657
Zeltiq Aesthetics Inc.(a)	3,960	22,334
Zimmer Holdings Inc.	40,773	2,757,070

		74,231,068

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
HEALTH CARE – SERVICES – 1.29%
Acadia Healthcare Co. Inc.(a)(b)	5,327	$127,049
Aetna Inc.	79,829	3,161,228
Air Methods Corp.(a)(b)	2,954	352,619
Almost Family Inc.(a)(b)	1,861	39,602
Amedisys Inc.(a)(b)	6,899	95,275
AMERIGROUP Corp.(a)	11,231	1,026,850
AmSurg Corp.(a)(b)	7,307	207,373
Assisted Living Concepts Inc. Class A	4,426	33,770
Bio-Reference Laboratories Inc.(a)(b)	5,727	163,678
Brookdale Senior Living Inc.(a)	22,563	523,913
Capital Senior Living Corp.(a)(b)	6,566	95,010
Centene Corp.(a)(b)	11,902	445,254
Cigna Corp.	66,209	3,123,078
Community Health Systems Inc.(a)	21,088	614,504
Covance Inc.(a)(b)	12,872	600,994
Coventry Health Care Inc.	30,978	1,291,473
DaVita Inc.(a)	21,757	2,254,243
Emeritus Corp.(a)(b)	7,080	148,255
Ensign Group Inc. (The)	4,034	123,461
Five Star Quality Care Inc.(a)(b)	8,928	45,622
Gentiva Health Services Inc.(a)(b)	6,931	78,459
HCA Holdings Inc.	38,196	1,270,017
Health Management Associates Inc. Class A(a)(b)	59,240	497,024
Health Net Inc.(a)	19,331	435,141
HealthSouth Corp.(a)(b)	22,162	533,218
Healthways Inc.(a)(b)	7,700	90,167
Humana Inc.	37,469	2,628,450
IPC The Hospitalist Co. Inc.(a)(b)	3,836	175,305
Kindred Healthcare Inc.(a)(b)	12,334	140,361
Laboratory Corp. of America Holdings(a)(b)	22,413	2,072,530
LHC Group Inc.(a)(b)	3,578	66,086
LifePoint Hospitals Inc.(a)	11,264	481,874
Magellan Health Services Inc.(a)	6,298	325,040
MEDNAX Inc.(a)	11,403	848,953
Metropolitan Health Networks Inc.(a)(b)	10,297	96,174
Molina Healthcare Inc.(a)(b)	6,924	174,139
National Healthcare Corp.	2,458	117,345
Quest Diagnostics Inc.	36,385	2,307,900
Select Medical Holdings Corp.(a)(b)	8,064	90,559
Skilled Healthcare Group Inc. Class A(a)(b)	4,387	28,208
Sun Healthcare Group Inc.(a)	5,701	48,259
Sunrise Senior Living Inc.(a)(b)	13,554	193,416
Tenet Healthcare Corp.(a)	95,786	600,578
Triple-S Management Corp. Class B(a)	4,441	92,817
U.S. Physical Therapy Inc.	2,787	77,005
UnitedHealth Group Inc.	239,411	13,265,763
Universal American Corp.(a)(b)	8,696	80,351
Universal Health Services Inc. Class B	20,734	948,166
Vanguard Health Systems Inc.(a)	7,381	91,303
WellCare Health Plans Inc.(a)	10,002	565,613
WellPoint Inc.	76,202	4,420,478

		47,313,950

HOLDING COMPANIES – DIVERSIFIED – 0.17%
American Capital Ltd.(a)	77,106	874,382
American Realty Capital Trust Inc.	36,618	429,529
Apollo Investment Corp.	46,877	368,922
Ares Capital Corp.	57,446	984,624
Arlington Asset Investment Corp. Class A	1,833	43,735
BlackRock Kelso Capital Corp.(c)	15,894	154,490
Capital Southwest Corp.	697	78,029

Security	Shares	Value
Fifth Street Finance Corp.	19,198	$210,794
Gladstone Capital Corp.	4,779	41,816
Gladstone Investment Corp.	5,009	39,170
Golub Capital BDC Inc.	3,323	52,836
Harbinger Group Inc.(a)(b)	9,543	80,447
Home Loan Servicing Solutions Ltd.	6,849	111,433
Horizon Pharma Inc.(a)	4,927	17,097
KCAP Financial Inc.	5,061	46,865
Leucadia National Corp.	45,707	1,039,834
Main Street Capital Corp.	6,443	190,133
MCG Capital Corp.	18,170	83,764
Medallion Financial Corp.	4,202	49,626
MVC Capital Inc.	5,443	69,670
New Mountain Finance Corp.	2,898	42,948
NGP Capital Resources Co.	4,910	36,629
PennantPark Investment Corp.	13,037	138,323
Primoris Services Corp.	6,925	90,371
Prospect Capital Corp.	34,501	397,451
Resource America Inc. Class A	2,803	19,173
Solar Capital Ltd.	8,953	205,203
TCP Capital Corp.	1,356	21,642
THL Credit Inc.	2,766	38,807
TICC Capital Corp.	9,575	99,580
Triangle Capital Corp.(b)	6,336	162,582

		6,219,905

HOME BUILDERS – 0.22%
Beazer Homes USA Inc.(a)	28,351	100,646
Cavco Industries Inc.(a)(b)	1,617	74,204
D.R. Horton Inc.	64,368	1,328,555
Hovnanian Enterprises Inc. Class A(a)(b)	23,134	80,044
KB Home(b)	18,026	258,673
Lennar Corp. Class A	37,448	1,302,067
M.D.C. Holdings Inc.	8,833	340,159
M/I Homes Inc.(a)(b)	4,261	82,408
Meritage Homes Corp.(a)(b)	7,064	268,644
NVR Inc.(a)	1,162	981,309
PulteGroup Inc.(a)	79,247	1,228,328
Ryland Group Inc. (The)	10,352	310,560
Standard-Pacific Corp.(a)(b)	26,812	181,249
Thor Industries Inc.	9,896	359,423
Toll Brothers Inc.(a)(b)	33,292	1,106,293
Winnebago Industries Inc.(a)(b)	6,873	86,806

		8,089,368

HOME FURNISHINGS – 0.11%
American Woodmark Corp.(a)	2,127	42,476
Bassett Furniture Industries Inc.	2,621	32,631
DTS Inc.(a)(b)	4,216	98,149
Ethan Allen Interiors Inc.	5,633	123,475
Flexsteel Industries	1,044	21,611
Harman International Industries Inc.	16,352	754,808
Hooker Furniture Corp.	2,515	32,670
Kimball International Inc. Class B	7,563	92,420
La-Z-Boy Inc.(a)(b)	11,984	175,326
Sealy Corp.(a)(b)	11,210	24,438
Select Comfort Corp.(a)(b)	13,102	413,368
Skullcandy Inc.(a)(b)	3,744	51,480
Tempur-Pedic International Inc.(a)	13,772	411,645
TiVo Inc.(a)	28,815	300,541
Universal Electronics Inc.(a)(b)	3,406	59,878
VOXX International Corp.(a)(b)	4,096	30,638
Whirlpool Corp.	17,896	1,483,757

		4,149,311

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.44%
A.T. Cross Co. Class A(a)(b)	2,133	$21,266
ACCO Brands Corp.(a)(b)	26,108	169,441
American Greetings Corp. Class A(b)	8,066	135,509
Avery Dennison Corp.	24,033	764,730
Blyth Inc.(b)	2,438	63,364
Central Garden & Pet Co. Class A(a)	8,898	107,488
Church & Dwight Co. Inc.	32,153	1,735,940
Clorox Co. (The)	30,117	2,169,930
CSS Industries Inc.	2,268	46,607
Helen of Troy Ltd.(a)(b)	7,315	232,836
Jarden Corp.	18,451	974,951
Kimberly-Clark Corp.	90,452	7,758,973
Prestige Brands Holdings Inc.(a)(b)	11,626	197,177
Scotts Miracle-Gro Co. (The) Class A	9,699	421,615
Spectrum Brands Holdings Inc.	5,305	212,253
Tumi Holdings Inc.(a)	5,002	117,747
Tupperware Brands Corp.	12,969	695,009
WD-40 Co.	3,713	195,452

		16,020,288

HOUSEWARES – 0.05%
Libbey Inc.(a)	4,695	74,087
Lifetime Brands Inc.	2,057	24,499
Newell Rubbermaid Inc.	67,133	1,281,569
Toro Co. (The)	13,826	549,998

		1,930,153

INSURANCE – 3.68%
ACE Ltd.	78,117	5,905,645
Aflac Inc.	107,718	5,157,538
Alleghany Corp.(a)	3,902	1,345,956
Allied World Assurance Co. Holdings Ltd.	8,441	652,067
Allstate Corp. (The)	112,986	4,475,375
Alterra Capital Holdings Ltd.(b)	19,891	476,191
American Equity Investment Life Holding Co.	14,024	163,099
American Financial Group Inc.	19,829	751,519
American International Group Inc.(a)	148,537	4,870,528
American National Insurance Co.	1,666	119,669
American Safety Insurance Holdings Ltd.(a)(b)	2,072	38,726
Amerisafe Inc.(a)(b)	4,185	113,581
AmTrust Financial Services Inc.	6,227	159,536
Aon PLC	75,148	3,929,489
Arch Capital Group Ltd.(a)	31,354	1,306,835
Argo Group International Holdings Ltd.(b)	5,947	192,623
Arthur J. Gallagher & Co.	27,453	983,366
Aspen Insurance Holdings Ltd.	16,517	503,603
Assurant Inc.	18,765	699,934
Assured Guaranty Ltd.	39,691	540,591
Axis Capital Holdings Ltd.	25,360	885,571
Baldwin & Lyons Inc. Class B	2,103	50,283
Berkshire Hathaway Inc. Class B(a)	411,027	36,252,581
Brown & Brown Inc.	27,014	704,255
Chubb Corp. (The)	62,154	4,741,107
Cincinnati Financial Corp.	33,802	1,280,758
Citizens Inc.(a)(b)	8,954	93,927
CNA Financial Corp.	6,164	165,195
CNO Financial Group Inc.	48,955	472,416

Security	Shares	Value
Crawford & Co. Class B	5,848	$29,298
Donegal Group Inc. Class A	1,753	24,612
Eastern Insurance Holdings Inc.	1,552	26,027
eHealth Inc.(a)(b)	4,413	82,832
EMC Insurance Group Inc.	1,038	21,798
Employers Holdings Inc.	7,130	130,693
Endurance Specialty Holdings Ltd.	10,067	387,580
Enstar Group Ltd.(a)(b)	1,944	193,720
Erie Indemnity Co. Class A	5,967	383,499
Everest Re Group Ltd.	12,208	1,305,768
FBL Financial Group Inc. Class A	2,226	73,903
Fidelity National Financial Inc. Class A	51,599	1,103,703
First American Financial Corp.	24,574	532,519
Flagstone Reinsurance Holdings SA	12,610	108,320
Fortegra Financial Corp.(a)(b)	1,741	13,806
Genworth Financial Inc. Class A(a)	114,063	596,549
Global Indemnity PLC(a)	2,363	51,702
Greenlight Capital Re Ltd. Class A(a)(b)	6,496	160,776
Hallmark Financial Services Inc.(a)(b)	3,324	27,057
Hanover Insurance Group Inc. (The)	10,399	387,467
Hartford Financial Services Group Inc. (The)	102,067	1,984,182
HCC Insurance Holdings Inc.	23,459	795,026
Hilltop Holdings Inc.(a)(b)	9,315	118,394
Homeowners Choice Inc.	1,673	39,316
Horace Mann Educators Corp.	9,224	167,047
Independence Holding Co.	1,828	18,408
Infinity Property and Casualty Corp.	2,722	164,382
Investors Title Co.	281	18,332
Kansas City Life Insurance Co.	967	37,259
Kemper Corp.	11,373	349,265
Lincoln National Corp.	66,122	1,599,491
Loews Corp.	71,660	2,956,692
Maiden Holdings Ltd.	11,788	104,795
Markel Corp.(a)	2,190	1,004,093
Marsh & McLennan Companies Inc.	125,794	4,268,190
MBIA Inc.(a)	32,676	331,008
Meadowbrook Insurance Group Inc.	11,603	89,227
Mercury General Corp.	5,861	226,528
MetLife Inc.	196,232	6,762,155
MGIC Investment Corp.(a)(b)	43,343	66,315
Montpelier Re Holdings Ltd.(b)	11,553	255,668
National Interstate Corp.	1,438	37,100
National Western Life Insurance Co. Class A	507	72,628
Navigators Group Inc. (The)(a)	2,314	113,907
Old Republic International Corp.	60,035	558,326
OneBeacon Insurance Group Ltd. Class A	5,265	70,762
PartnerRe Ltd.	14,938	1,109,595
Phoenix Companies Inc. (The)(a)(b)	1,336	40,975
Platinum Underwriters Holdings Ltd.(b)	8,036	328,431
Presidential Life Corp.	5,137	71,558
Primerica Inc.	10,884	311,718
Principal Financial Group Inc.	69,505	1,872,465
ProAssurance Corp.	7,101	642,214
Progressive Corp. (The)	140,346	2,910,776
Protective Life Corp.	18,717	490,573
Prudential Financial Inc.	107,682	5,869,746
Radian Group Inc.	31,274	135,729
Reinsurance Group of America Inc.	17,075	988,130
RenaissanceRe Holdings Ltd.	11,995	924,095
RLI Corp.	4,910	327,301
Safety Insurance Group Inc.	2,924	134,153
Seabright Holdings Inc.	4,530	49,830
Selective Insurance Group Inc.	12,679	240,774
StanCorp Financial Group Inc.	10,251	320,241

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
State Auto Financial Corp.	3,530	$57,857
Stewart Information Services Corp.(b)	4,281	86,219
Symetra Financial Corp.	17,904	220,219
Torchmark Corp.	22,786	1,170,061
Tower Group Inc.	8,022	155,547
Travelers Companies Inc. (The)	89,678	6,121,420
United Fire Group Inc.	4,635	116,431
Universal Insurance Holdings Inc.	4,252	16,370
Unum Group	66,196	1,272,287
Validus Holdings Ltd.(b)	21,543	730,523
W.R. Berkley Corp.	25,696	963,343
White Mountains Insurance Group Ltd.	1,343	689,416
XL Group PLC	72,182	1,734,533

		134,984,619

INTERNET – 3.31%
1-800-FLOWERS.COM Inc.(a)(b)	5,895	21,988
Active Network Inc. (The)(a)(b)	8,973	112,432
Amazon.com Inc.(a)	83,479	21,230,379
Ambient Corp.(a)(b)	658	3,461
Ancestry.com Inc.(a)	6,688	201,175
Angie’s List Inc.(a)(b)	8,245	87,232
AOL Inc.(a)	20,891	735,990
Bankrate Inc.(a)(b)	10,670	166,239
Bazaarvoice Inc.(a)(b)	2,428	36,784
Blucora Inc.(a)	9,294	165,526
Blue Nile Inc.(a)(b)	2,854	105,855
Boingo Wireless Inc.(a)	3,660	29,060
Brightcove Inc.(a)(b)	1,357	15,850
BroadSoft Inc.(a)	6,346	260,313
CafePress Inc.(a)(b)	1,068	9,729
Cogent Communications Group Inc.(b)	10,839	249,189
comScore Inc.(a)	8,162	124,470
Constant Contact Inc.(a)(b)	7,031	122,339
DealerTrack Holdings Inc.(a)(b)	9,799	272,902
Dice Holdings Inc.(a)(b)	10,527	88,637
Digital River Inc.(a)	8,524	142,010
eBay Inc.(a)	267,255	12,937,815
Envivio Inc.(a)	1,819	4,002
ePlus Inc.(a)(b)	960	37,651
Equinix Inc.(a)(b)	11,133	2,293,955
ExactTarget Inc.(a)(b)	2,273	55,052
Expedia Inc.	20,233	1,170,277
F5 Networks Inc.(a)	18,373	1,923,653
Facebook Inc. Class A(a)	97,521	2,111,330
Global Sources Ltd.(a)(b)	4,387	28,779
Google Inc. Class A(a)	59,755	45,085,147
Groupon Inc.(a)	10,024	47,714
HealthStream Inc.(a)(b)	4,513	128,440
HomeAway Inc.(a)	7,462	174,984
IAC/InterActiveCorp	18,185	946,711
ICG Group Inc.(a)(b)	8,758	88,981
Internap Network Services Corp.(a)(b)	12,271	86,511
IntraLinks Holdings Inc.(a)(b)	8,475	55,427
iPass Inc.(a)	12,079	26,574
Kayak Software Corp.(a)	847	29,925
Keynote Systems Inc.	3,635	52,635
KIT Digital Inc.(a)(b)	12,814	38,442
Liberty Interactive Corp. Series A(a)	129,342	2,392,827
Liberty Ventures Series A(a)	6,491	322,213
Limelight Networks Inc.(a)(b)	14,619	34,208
LinkedIn Corp. Class A(a)	14,175	1,706,670
Lionbridge Technologies Inc.(a)	12,980	45,690

Security	Shares	Value
Liquidity Services Inc.(a)	5,438	$273,042
magicJack VocalTec Ltd.(a)(b)	3,495	85,732
MeetMe Inc.(a)(b)	4,227	12,047
ModusLink Global Solutions Inc.(a)	9,000	33,210
Move Inc.(a)(b)	8,238	71,012
Netflix Inc.(a)(b)	12,861	700,153
NIC Inc.	14,977	221,660
NutriSystem Inc.	6,604	69,540
OpenTable Inc.(a)	5,210	216,736
Orbitz Worldwide Inc.(a)(b)	5,650	14,408
Overstock.com Inc.(a)(b)	2,624	27,185
Pandora Media Inc.(a)(b)	23,565	258,037
PCTEL Inc.	4,298	30,301
Perficient Inc.(a)(b)	7,408	89,415
Priceline.com Inc.(a)	11,516	7,125,295
QuinStreet Inc.(a)(b)	7,579	63,588
Rackspace Hosting Inc.(a)(b)	25,248	1,668,640
ReachLocal Inc.(a)(b)	2,269	28,453
RealNetworks Inc.(a)	5,169	43,006
Responsys Inc.(a)(b)	8,282	84,725
Saba Software Inc.(a)(b)	6,845	68,382
Safeguard Scientifics Inc.(a)(b)	4,892	76,755
Sapient Corp.(a)	28,471	303,501
Shutterfly Inc.(a)(b)	8,279	257,642
Sourcefire Inc.(a)	6,832	334,973
Spark Networks Inc.(a)	2,685	16,432
Splunk Inc.(a)(b)	3,584	131,604
SPS Commerce Inc.(a)(b)	2,459	94,598
Stamps.com Inc.(a)	3,285	76,015
Support.com Inc.(a)(b)	10,996	46,513
Symantec Corp.(a)	165,574	2,980,332
Synacor Inc.(a)	1,580	11,976
TechTarget Inc.(a)(b)	3,867	22,854
TIBCO Software Inc.(a)	38,188	1,154,423
Towerstream Corp.(a)(b)	11,027	44,770
Travelzoo Inc.(a)(b)	1,660	39,126
TripAdvisor Inc.(a)(b)	20,067	660,806
United Online Inc.	20,913	115,440
Unwired Planet Inc.(a)(b)	20,058	38,511
US Auto Parts Network Inc.(a)(b)	3,353	11,601
ValueClick Inc.(a)(b)	17,352	298,281
Vasco Data Security International Inc.(a)(b)	6,550	61,439
VeriSign Inc.(a)	36,569	1,780,545
VirnetX Holding Corp.(a)(b)	9,691	246,442
Vitacost.com Inc.(a)	5,340	36,205
Vocus Inc.(a)(b)	4,789	96,067
Web.com Group Inc.(a)(b)	8,097	145,341
WebMD Health Corp.(a)	11,631	163,183
Websense Inc.(a)	8,592	134,465
XO Group Inc.(a)	6,154	51,386
Yahoo! Inc.(a)	280,594	4,482,489
Yelp Inc.(a)	1,952	52,802
Zix Corp.(a)(b)	14,027	40,257
Zynga Inc. Class A(a)(b)	30,317	86,100

		121,284,614

IRON & STEEL – 0.23%
AK Steel Holding Corp.	25,702	123,370
Allegheny Technologies Inc.	24,860	793,034
Carpenter Technology Corp.	10,270	537,326
Cliffs Natural Resources Inc.	33,005	1,291,486
Commercial Metals Co.	26,878	354,789
Metals USA Holdings Corp.(a)	2,626	35,110

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Nucor Corp.	72,813	$2,785,825
Reliance Steel & Aluminum Co.	17,407	911,256
Schnitzer Steel Industries Inc. Class A	5,846	164,565
Shiloh Industries Inc.	1,171	13,139
Steel Dynamics Inc.	50,774	570,192
United States Steel Corp.(b)	33,303	635,088
Universal Stainless & Alloy Products Inc.(a)(b)	1,586	58,920

		8,274,100

LEISURE TIME – 0.26%
Arctic Cat Inc.(a)(b)	2,929	121,436
Black Diamond Inc.(a)(b)	4,881	42,806
Brunswick Corp.	20,732	469,165
Callaway Golf Co.	15,040	92,346
Carnival Corp.	95,538	3,481,405
Harley-Davidson Inc.	53,599	2,270,990
Interval Leisure Group Inc.	8,942	169,272
Johnson Outdoors Inc. Class A(a)(b)	1,334	28,534
Life Time Fitness Inc.(a)(b)	9,892	452,460
Marine Products Corp.(b)	2,321	13,833
Polaris Industries Inc.	14,971	1,210,705
Royal Caribbean Cruises Ltd.	35,081	1,059,797
Town Sports International Holdings Inc.(a)	5,366	66,377
WMS Industries Inc.(a)(b)	12,725	208,436

		9,687,562

LODGING – 0.43%
Ameristar Casinos Inc.	7,644	136,063
Boyd Gaming Corp.(a)(b)	12,830	90,580
Caesars Entertainment Corp.(a)(b)	8,476	57,637
Choice Hotels International Inc.	6,157	196,962
Hyatt Hotels Corp. Class A(a)	10,439	419,126
Las Vegas Sands Corp.	91,505	4,243,087
Marcus Corp.	4,615	51,226
Marriott International Inc. Class A	58,851	2,301,074
MGM Resorts International(a)	92,087	989,935
Monarch Casino & Resort Inc.(a)(b)	2,012	17,525
Morgans Hotel Group Co.(a)(b)	5,004	32,126
MTR Gaming Group Inc.(a)	5,260	22,145
Orient-Express Hotels Ltd. Class A(a)(b)	22,388	199,253
Red Lion Hotels Corp.(a)(b)	3,329	20,806
Ryman Hospitality Properties Inc.	6,611	261,333
Starwood Hotels & Resorts Worldwide Inc.	45,759	2,652,192
Wyndham Worldwide Corp.	33,779	1,772,722
Wynn Resorts Ltd.	18,444	2,129,175

		15,592,967

MACHINERY – 1.24%
AGCO Corp.(a)	22,512	1,068,870
Alamo Group Inc.	1,615	54,555
Albany International Corp. Class A	6,379	140,147
Altra Holdings Inc.(b)	6,254	113,823
Applied Industrial Technologies Inc.	9,736	403,362
Astec Industries Inc.(a)(b)	4,600	145,406
Babcock & Wilcox Co. (The)(a)	27,535	701,316
Briggs & Stratton Corp.	11,232	209,701
Cascade Corp.	2,138	117,034
Caterpillar Inc.	150,589	12,956,678
Chart Industries Inc.(a)(b)	6,907	510,082
CNH Global NV(a)	6,416	248,748
Cognex Corp.	9,887	341,892

Security	Shares	Value
Columbus McKinnon Corp.(a)	4,556	$68,841
Cummins Inc.	44,289	4,083,889
Deere & Co.	91,773	7,570,355
DXP Enterprises Inc.(a)(b)	2,024	96,686
Flow International Corp.(a)(b)	10,726	39,686
Flowserve Corp.(b)	11,840	1,512,442
Gardner Denver Inc.	11,607	701,179
Gerber Scientific Inc. Escrow(a)(d)	5,665	57
Global Power Equipment Group Inc.(b)	3,998	73,923
Gorman-Rupp Co. (The)	3,571	96,417
Graco Inc.	14,019	704,875
Hurco Companies Inc.(a)(b)	1,467	33,565
IDEX Corp.	19,504	814,682
Intermec Inc.(a)(b)	14,020	87,064
Intevac Inc.(a)(b)	5,683	34,723
iRobot Corp.(a)(b)	6,344	144,389
Joy Global Inc.	24,492	1,373,022
Kadant Inc.(a)(b)	2,658	61,639
Lindsay Corp.	2,934	211,160
Manitowoc Co. Inc. (The)	30,576	407,884
Middleby Corp. (The)(a)(b)	4,336	501,415
NACCO Industries Inc. Class A	1,259	157,891
Nordson Corp.	14,904	873,672
Robbins & Myers Inc.	8,935	532,526
Rockwell Automation Inc.	33,036	2,297,654
Roper Industries Inc.	22,554	2,478,459
Sauer-Danfoss Inc.	2,677	107,642
Tennant Co.	4,341	185,882
Terex Corp.(a)	25,525	576,355
Twin Disc Inc.	1,913	34,243
Wabtec Corp.	11,165	896,438
Xylem Inc.	42,946	1,080,092
Zebra Technologies Corp. Class A(a)	11,986	449,954

		45,300,315

MANUFACTURING – 3.15%
3M Co.	160,100	14,796,442
A.O. Smith Corp.	8,984	516,939
Actuant Corp. Class A	16,862	482,590
American Railcar Industries Inc.(a)	2,216	62,801
AptarGroup Inc.	15,441	798,454
AZZ Inc.	5,820	221,044
Barnes Group Inc.	12,613	315,451
Blount International Inc.(a)(b)	11,459	150,800
Carlisle Companies Inc.	14,419	748,635
Ceradyne Inc.	5,592	136,613
Chase Corp.	1,458	26,783
CLARCOR Inc.	11,677	521,145
Colfax Corp.(a)	10,079	369,597
Cooper Industries PLC	36,547	2,743,218
Crane Co.	11,328	452,327
Danaher Corp.	133,937	7,386,626
Donaldson Co. Inc.	34,479	1,196,766
Dover Corp.	42,508	2,528,801
Eaton Corp.	77,711	3,672,622
EnPro Industries Inc.(a)(b)	4,770	171,768
Fabrinet(a)(b)	5,115	59,283
Federal Signal Corp.(a)	14,080	88,986
FreightCar America Inc.	2,712	48,246
General Electric Co.	2,445,416	55,535,397
GP Strategies Corp.(a)	3,365	65,012
Handy & Harman Ltd.(a)(b)	1,335	19,731
Harsco Corp.	18,723	384,383

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Hexcel Corp.(a)(b)	23,014	$552,796
Hillenbrand Inc.	12,739	231,722
Illinois Tool Works Inc.	98,148	5,836,862
Ingersoll-Rand PLC	68,617	3,075,414
ITT Corp.	21,405	431,311
John Bean Technologies Corp.	6,668	108,888
Koppers Holdings Inc.	4,864	169,900
Leggett & Platt Inc.	32,500	814,125
LSB Industries Inc.(a)(b)	4,359	191,229
Lydall Inc.(a)	3,907	55,050
Movado Group Inc.	4,070	137,240
Myers Industries Inc.	7,753	121,102
NL Industries Inc.	1,516	17,419
Pall Corp.	26,819	1,702,738
Park-Ohio Holdings Corp.(a)(b)	2,046	44,337
Parker Hannifin Corp.	34,733	2,902,984
Pentair Inc.	22,951	1,021,549
PMFG Inc.(a)(b)	4,770	38,589
Polypore International Inc.(a)(b)	10,747	379,906
Proto Labs Inc.(a)(b)	1,136	38,420
Raven Industries Inc.	8,409	247,477
Smith & Wesson Holding Corp.(a)(b)	15,005	165,205
SPX Corp.	11,753	768,764
Standex International Corp.	2,896	128,727
STR Holdings Inc.(a)(b)	6,851	21,238
Sturm, Ruger & Co. Inc.(b)	4,429	219,191
Textron Inc.	64,889	1,698,145
Tredegar Corp.	5,552	98,493
TriMas Corp.(a)(b)	7,458	179,812
Trinity Industries Inc.	18,648	558,881

		115,457,974
MEDIA – 3.29%
AMC Networks Inc. Class A(a)	13,254	576,814
Beasley Broadcast Group Inc. Class A(a)(b)	1,048	5,114
Belo Corp. Class A	21,861	171,172
Cablevision NY Group Class A	46,645	739,323
CBS Corp. Class B NVS	149,393	5,427,448
Central European Media Enterprises Ltd. Class A(a)(b)	8,312	54,111
Charter Communications Inc. Class A(a)	11,298	848,141
Comcast Corp. Class A	619,738	22,168,028
Courier Corp.	2,063	25,210
Crown Media Holdings Inc. Class A(a)(b)	7,905	13,201
Cumulus Media Inc. Class A(a)(b)	14,418	39,505
Daily Journal Corp.(a)	220	20,629
Demand Media Inc.(a)(b)	6,938	75,416
Dial Global Inc.(a)(b)	1,135	3,076
Digital Generation Inc.(a)(b)	6,210	70,546
DIRECTV(a)	151,119	7,927,703
Discovery Communications Inc. Series A(a)	58,594	3,493,960
DISH Network Corp. Class A	47,293	1,447,639
Dolan Co. (The)(a)(b)	6,885	37,041
E.W. Scripps Co. (The) Class A(a)(b)	6,892	73,400
Entercom Communications Corp. Class A(a)(b)	5,476	37,565
Entravision Communications Corp. Class A	11,391	15,264
FactSet Research Systems Inc.	10,401	1,002,865
Fisher Communications Inc.(a)	2,078	76,387
Gannett Co. Inc.	54,445	966,399
John Wiley & Sons Inc. Class A	10,899	500,809
Journal Communications Inc. Class A(a)	9,786	50,887
Liberty Global Inc. Series A(a)	60,288	3,662,496
Liberty Media Corp. Series A(a)	25,126	2,617,376
Lin TV Corp. Class A(a)(b)	7,515	33,066

Security	Shares	Value
Martha Stewart Living Omnimedia Inc. Class A	6,166	$18,930
McClatchy Co. (The) Class A(a)(b)	13,079	29,166
McGraw-Hill Companies Inc. (The)	64,294	3,509,810
Meredith Corp.(b)	8,360	292,600
New York Times Co. (The) Class A(a)(b)	31,436	306,815
News Corp. Class A NVS	483,344	11,856,428
Nexstar Broadcasting Group Inc.(a)	2,486	26,401
Nielsen Holdings NV(a)	28,190	845,136
Outdoor Channel Holdings Inc.	3,261	23,740
Saga Communications Inc. Class A(a)(b)	818	33,145
Salem Communications Corp. Class A	2,383	12,487
Scholastic Corp.	5,989	190,330
Scripps Networks Interactive Inc. Class A	19,675	1,204,700
Sinclair Broadcast Group Inc. Class A	11,711	131,280
Sirius XM Radio Inc.(a)	880,041	2,288,107
Thomson Reuters Corp.	85,154	2,457,545
Time Warner Cable Inc.	72,071	6,851,069
Time Warner Inc.	221,471	10,039,281
Value Line Inc.(b)	298	2,909
Viacom Inc. Class B NVS	121,766	6,525,440
Walt Disney Co. (The)	412,486	21,564,768
Washington Post Co. (The) Class B	976	354,317
World Wrestling Entertainment Inc. Class A	6,175	49,709

		120,794,704
METAL FABRICATE & HARDWARE – 0.25%
A.M. Castle & Co.(a)(b)	3,780	47,212
Ampco-Pittsburgh Corp.	1,927	35,553
CIRCOR International Inc.	4,089	154,360
Dynamic Materials Corp.	3,225	48,439
Eastern Co. (The)	1,455	27,267
Furmanite Corp.(a)(b)	8,382	47,610
Haynes International Inc.	2,814	146,750
Kaydon Corp.	7,409	165,517
L.B. Foster Co. Class A	2,176	70,372
Mueller Industries Inc.	6,255	284,415
Mueller Water Products Inc. Class A	36,292	177,831
NN Inc.(a)	3,800	32,262
Northwest Pipe Co.(a)(b)	2,249	55,438
Olympic Steel Inc.	2,065	34,857
Omega Flex Inc.(a)(b)	630	6,684
Precision Castparts Corp.	33,481	5,468,787
RBC Bearings Inc.(a)(b)	5,116	246,080
Rexnord Corp.(a)(b)	6,671	121,546
RTI International Metals Inc.(a)(b)	6,961	166,646
Sun Hydraulics Corp.	4,825	128,200
Timken Co. (The)	20,219	751,338
Valmont Industries Inc.	5,405	710,757
Worthington Industries Inc.	12,063	261,285

		9,189,206
MINING – 0.73%
Alcoa Inc.	246,966	2,185,649
Allied Nevada Gold Corp.(a)(b)	20,769	811,237
AMCOL International Corp.	5,840	197,859
Century Aluminum Co.(a)	11,993	85,750
Coeur d’Alene Mines Corp.(a)	20,818	600,183
Compass Minerals International Inc.	7,650	570,614
Freeport-McMoRan Copper & Gold Inc.	218,973	8,666,951
General Moly Inc.(a)(b)	15,249	48,339
Globe Specialty Metals Inc.	14,179	215,804
Gold Reserve Inc.(a)	12,134	39,314

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Gold Resource Corp.	6,900	$148,005
Golden Minerals Co.(a)(b)	6,360	33,199
Golden Star Resources Ltd.(a)(b)	60,375	118,939
Hecla Mining Co.	65,926	431,815
Horsehead Holding Corp.(a)(b)	9,941	92,849
Kaiser Aluminum Corp.	4,456	260,186
Materion Corp.	4,722	112,384
McEwen Mining Inc.(a)	45,614	209,368
Midway Gold Corp.(a)	29,830	48,921
Molycorp Inc.(a)(b)	16,859	193,879
Newmont Mining Corp.	113,170	6,338,652
Noranda Aluminium Holding Corp.	7,723	51,667
Paramount Gold and Silver Corp.(a)	30,460	81,024
Revett Minerals Inc.(a)	5,688	20,249
Royal Gold Inc.	13,611	1,359,195
Southern Copper Corp.	37,592	1,291,661
Stillwater Mining Co.(a)	26,735	315,206
Tahoe Resources Inc.(a)	18,715	381,037
Titanium Metals Corp.	18,473	237,009
United States Antimony Corp.(a)(b)	12,451	24,280
United States Lime & Minerals Inc.(a)(b)	387	18,657
Uranerz Energy Corp.(a)(b)	14,636	23,857
Uranium Energy Corp.(a)(b)	19,672	51,344
US Silica Holdings Inc.(a)(b)	2,715	36,815
Vista Gold Corp.(a)(b)	13,429	48,747
Vulcan Materials Co.	29,994	1,418,716

		26,769,361
OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.(b)	39,248	542,407
Xerox Corp.	312,049	2,290,440

		2,832,847
OFFICE FURNISHINGS – 0.03%
CompX International Inc.	268	4,068
Herman Miller Inc.	13,494	262,323
HNI Corp.	10,520	268,365
Interface Inc.	13,555	179,062
Knoll Inc.	11,071	154,441
Steelcase Inc. Class A	17,554	172,907

		1,041,166
OIL & GAS – 8.02%
Abraxas Petroleum Corp.(a)(b)	18,661	42,920
Adams Resources & Energy Inc.	503	15,342
Alon USA Energy Inc.	2,199	30,126
Anadarko Petroleum Corp.	115,240	8,057,581
Apache Corp.	90,190	7,798,729
Apco Oil and Gas International Inc.(b)	2,092	33,660
Approach Resources Inc.(a)	6,695	201,720
Arabian American Development Co.(a)(b)	4,622	45,249
Atwood Oceanics Inc.(a)	13,179	598,986
Berry Petroleum Co. Class A	12,094	491,379
Bill Barrett Corp.(a)	11,127	275,616
Bonanza Creek Energy Inc.(a)(b)	2,328	54,848
BPZ Resources Inc.(a)(b)	23,909	68,380
Cabot Oil & Gas Corp.	48,574	2,180,973
Callon Petroleum Co.(a)(b)	9,447	58,099
Carrizo Oil & Gas Inc.(a)	9,195	229,967
Cheniere Energy Inc.(a)	49,700	772,835
Chesapeake Energy Corp.	152,152	2,871,108

Security	Shares	Value
Chevron Corp.	455,282	$53,067,670
Cimarex Energy Co.	19,848	1,162,100
Clayton Williams Energy Inc.(a)(b)	1,383	71,764
Cobalt International Energy Inc.(a)	42,595	948,591
Comstock Resources Inc.(a)	11,180	205,488
Concho Resources Inc.(a)	24,086	2,282,148
ConocoPhillips	291,825	16,686,553
Contango Oil & Gas Co.(a)(b)	2,940	144,472
Continental Resources Inc.(a)	9,774	751,621
CREDO Petroleum Corp.(a)(b)	1,608	23,300
Crimson Exploration Inc.(a)	4,954	21,154
CVR Energy Inc.(a)	3,846	141,341
Delek US Holdings Inc.	3,950	100,686
Denbury Resources Inc.(a)	90,493	1,462,367
Devon Energy Corp.	93,185	5,637,692
Diamond Offshore Drilling Inc.	15,922	1,047,827
Emerald Oil Inc.(a)(b)	10,641	8,832
Endeavour International Corp.(a)(b)	10,713	103,595
Energen Corp.	16,693	874,880
Energy XXI (Bermuda) Ltd.(b)	18,300	639,585
EOG Resources Inc.	62,176	6,966,821
EPL Oil & Gas Inc.(a)	6,391	129,673
EQT Corp.	30,467	1,797,553
Evolution Petroleum Corp.(a)(b)	3,603	29,112
EXCO Resources Inc.	28,609	229,158
Exxon Mobil Corp.	1,079,292	98,701,253
Forest Oil Corp.(a)(b)	27,243	230,203
FX Energy Inc.(a)	12,011	89,602
Gastar Exploration Ltd.(a)(b)	13,154	21,836
Goodrich Petroleum Corp.(a)(b)	6,096	77,053
Gulfport Energy Corp.(a)(b)	12,868	402,254
Halcon Resources Corp.(a)(b)	25,765	188,857
Harvest Natural Resources Inc.(a)	8,600	76,712
Helmerich & Payne Inc.	22,219	1,057,847
Hercules Offshore Inc.(a)	36,644	178,823
Hess Corp.	70,067	3,763,999
HollyFrontier Corp.	47,867	1,975,471
Isramco Inc.(a)(b)	237	27,492
Kodiak Oil & Gas Corp.(a)	61,168	572,532
Kosmos Energy Ltd.(a)	16,338	186,090
Laredo Petroleum Holdings Inc.(a)	4,802	105,548
Magnum Hunter Resources Corp.(a)(b)	34,178	151,750
Marathon Oil Corp.	162,475	4,804,386
Marathon Petroleum Corp.	78,401	4,279,911
Matador Resources Co.(a)	3,227	33,529
McMoRan Exploration Co.(a)(b)	23,450	275,537
Midstates Petroleum Co. Inc.(a)	5,555	48,051
Miller Energy Resources Inc.(a)(b)	6,328	31,830
Murphy Oil Corp.	44,952	2,413,473
Nabors Industries Ltd.(a)	67,227	943,195
Newfield Exploration Co.(a)	31,212	977,560
Noble Energy Inc.	40,941	3,795,640
Northern Oil and Gas Inc.(a)	14,654	248,971
Oasis Petroleum Inc.(a)	18,538	546,315
Occidental Petroleum Corp.	187,162	16,107,162
Panhandle Oil and Gas Inc.	1,598	49,011
Parker Drilling Co.(a)	27,651	116,964
Patterson-UTI Energy Inc.	36,066	571,285
PDC Energy Inc.(a)(b)	6,924	219,006
Penn Virginia Corp.	10,304	63,885
PetroCorp Inc. Escrow(a)(d)	1,248	–
PetroQuest Energy Inc.(a)	12,828	86,076
Phillips 66	144,239	6,688,362
Pioneer Natural Resources Co.	28,247	2,948,987

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Plains Exploration & Production Co.(a)	29,883	$1,119,716
QEP Resources Inc.	41,309	1,307,843
Quicksilver Resources Inc.(a)	26,876	109,923
Range Resources Corp.	37,242	2,602,099
Resolute Energy Corp.(a)(b)	11,172	99,096
Rex Energy Corp.(a)(b)	10,001	133,513
Rosetta Resources Inc.(a)	12,249	586,727
Rowan Companies PLC(a)	28,746	970,752
Sanchez Energy Corp.(a)(b)	2,682	54,793
SandRidge Energy Inc.(a)(b)	113,514	791,193
SM Energy Co.	14,876	804,940
Southwestern Energy Co.(a)	80,146	2,787,478
Stone Energy Corp.(a)(b)	11,506	289,031
Sunoco Inc.	24,220	1,134,223
Swift Energy Co.(a)(b)	9,947	207,693
Synergy Resources Corp.(a)	9,126	38,055
Tesoro Corp.	32,504	1,361,918
Triangle Petroleum Corp.(a)(b)	10,303	73,769
Ultra Petroleum Corp.(a)(b)	35,450	779,191
Unit Corp.(a)	11,222	465,713
VAALCO Energy Inc.(a)(b)	13,400	114,570
Valero Energy Corp.	127,251	4,031,312
Vantage Drilling Co.(a)(b)	44,367	81,635
Venoco Inc.(a)(b)	6,724	79,881
W&T Offshore Inc.	8,035	150,897
Warren Resources Inc.(a)	16,195	49,233
Western Refining Inc.	13,236	346,518
Whiting Petroleum Corp.(a)	27,247	1,290,963
WPX Energy Inc.(a)	46,108	764,932
ZaZa Energy Corp.(a)(b)	5,790	17,196

		294,062,762
OIL & GAS SERVICES – 1.56%
Baker Hughes Inc.	101,021	4,569,180
Basic Energy Services Inc.(a)(b)	7,137	80,077
Bolt Technology Corp.	1,987	28,573
C&J Energy Services Inc.(a)(b)	10,308	205,129
Cal Dive International Inc.(a)(b)	21,559	32,985
Cameron International Corp.(a)	56,581	3,172,497
CARBO Ceramics Inc.(b)	4,553	286,475
Dawson Geophysical Co.(a)(b)	1,793	45,291
Dresser-Rand Group Inc.(a)	17,527	965,913
Dril-Quip Inc.(a)	9,331	670,712
Edgen Group Inc.(a)	3,485	27,009
Exterran Holdings Inc.(a)(b)	15,011	304,423
Flotek Industries Inc.(a)(b)	11,286	142,994
FMC Technologies Inc.(a)	55,355	2,562,936
Forbes Energy Services Ltd.(a)	3,451	12,078
Forum Energy Technologies Inc.(a)(b)	5,136	124,908
Geospace Technologies Corp.	1,482	181,412
Global Geophysical Services Inc.(a)(b)	4,554	25,093
Gulf Island Fabrication Inc.	3,349	93,337
Halliburton Co.	212,934	7,173,746
Helix Energy Solutions Group Inc.(a)	24,502	447,652
Hornbeck Offshore Services Inc.(a)(b)	8,149	298,661
ION Geophysical Corp.(a)(b)	30,788	213,669
Key Energy Services Inc.(a)	34,888	244,216
Lufkin Industries Inc.	7,808	420,227
Matrix Service Co.(a)(b)	5,941	62,796
Mitcham Industries Inc.(a)(b)	2,904	46,261
National Oilwell Varco Inc.	98,321	7,876,495
Natural Gas Services Group Inc.(a)(b)	2,762	41,292
Newpark Resources Inc.(a)(b)	20,815	154,239

Security	Shares	Value
Oceaneering International Inc.	25,075	$1,385,394
Oil States International Inc.(a)	12,685	1,007,950
Pioneer Energy Services Corp.(a)	14,173	110,408
RPC Inc.	14,177	168,565
Schlumberger Ltd.	307,744	22,259,123
SEACOR Holdings Inc.(a)	4,887	407,380
Superior Energy Services Inc.(a)	36,525	749,493
Targa Resources Corp.	6,706	337,580
Tesco Corp.(a)(b)	7,049	75,283
TETRA Technologies Inc.(a)(b)	18,164	109,892
TGC Industries Inc.(a)(b)	3,390	24,408
Thermon Group Holdings Inc.(a)(b)	3,409	85,191
Union Drilling Inc.(a)(b)	3,433	22,280
Willbros Group Inc.(a)(b)	8,850	47,524

		57,300,747
PACKAGING & CONTAINERS – 0.24%
AEP Industries Inc.(a)	975	59,075
Ball Corp.	36,278	1,534,922
Bemis Co. Inc.	23,916	752,637
Crown Holdings Inc.(a)	34,472	1,266,846
Graphic Packaging Holding Co.(a)	38,724	224,986
Greif Inc. Class A	7,233	319,554
Owens-Illinois Inc.(a)	38,108	714,906
Packaging Corp. of America	22,720	824,736
Rock-Tenn Co. Class A	16,367	1,181,370
Sealed Air Corp.	44,847	693,335
Silgan Holdings Inc.	11,332	493,055
Sonoco Products Co.	23,344	723,431
UFP Technologies Inc.(a)(b)	1,269	22,322

		8,811,175
PHARMACEUTICALS – 6.32%
Abbott Laboratories	363,105	24,894,479
Achillion Pharmaceuticals Inc.(a)(b)	12,315	128,199
Acura Pharmaceuticals Inc.(a)(b)	2,443	4,251
Akorn Inc.(a)(b)	13,182	174,266
Align Technology Inc.(a)	16,598	613,628
Alkermes PLC(a)	28,281	586,831
Allergan Inc.	69,964	6,407,303
Allos Therapeutics Inc. Escrow(a)(d)	17,006	–
AmerisourceBergen Corp.	58,571	2,267,283
Amicus Therapeutics Inc.(a)(b)	7,001	36,405
Ampio Pharmaceuticals Inc.(a)(b)	6,255	24,394
Anacor Pharmaceuticals Inc.(a)(b)	3,082	20,280
Anika Therapeutics Inc.(a)(b)	2,732	41,035
Antares Pharma Inc.(a)(b)	20,829	90,814
Array BioPharma Inc.(a)(b)	20,680	121,185
Auxilium Pharmaceuticals Inc.(a)	11,184	273,561
AVANIR Pharmaceuticals Inc. Class A(a)(b)	31,393	100,458
BioDelivery Sciences International Inc.(a)	4,976	31,448
BioMarin Pharmaceutical Inc.(a)	28,298	1,139,560
BioScrip Inc.(a)	10,180	92,740
BioSpecifics Technologies Corp.(a)(b)	1,116	21,673
Bristol-Myers Squibb Co.	389,745	13,153,894
Cadence Pharmaceuticals Inc.(a)(b)	13,959	54,719
Cardinal Health Inc.	79,519	3,098,855
Catamaran Corp.(a)	23,676	2,319,538
Cempra Inc.(a)(b)	1,033	7,696
ChemoCentryx Inc.(a)(b)	1,219	14,177
Clovis Oncology Inc.(a)(b)	3,175	64,929
Corcept Therapeutics Inc.(a)(b)	11,490	32,057

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Cornerstone Therapeutics Inc.(a)(b)	1,821	$9,342
Cumberland Pharmaceuticals Inc.(a)(b)	2,774	17,920
Cytori Therapeutics Inc.(a)(b)	12,407	54,715
DENTSPLY International Inc.	32,821	1,251,793
Depomed Inc.(a)(b)	12,744	75,317
Derma Sciences Inc.(a)	2,177	22,597
Durata Therapeutics Inc.(a)	2,089	19,637
Dusa Pharmaceuticals Inc.(a)(b)	5,487	37,257
Dyax Corp.(a)(b)	22,378	58,183
Eli Lilly and Co.	236,427	11,209,004
Endo Health Solutions Inc.(a)	27,149	861,166
Endocyte Inc.(a)(b)	6,867	68,464
Express Scripts Holding Co.(a)	185,875	11,648,786
Forest Laboratories Inc.(a)	61,506	2,190,229
Furiex Pharmaceuticals Inc.(a)(b)	1,698	32,398
Herbalife Ltd.(b)	27,064	1,282,834
Hi-Tech Pharmacal Co. Inc.(a)	2,525	83,603
Hyperion Therapeutics Inc.(a)	857	9,110
Idenix Pharmaceuticals Inc.(a)(b)	20,899	95,508
Impax Laboratories Inc.(a)	15,494	402,224
Infinity Pharmaceuticals Inc.(a)(b)	5,625	132,469
Ironwood Pharmaceuticals Inc. Class A(a)	17,370	221,989
Isis Pharmaceuticals Inc.(a)(b)	23,243	327,029
Jazz Pharmaceuticals PLC(a)	9,589	546,669
Johnson & Johnson	633,880	43,680,671
Keryx Biopharmaceuticals Inc.(a)(b)	15,708	44,296
Lannett Co. Inc.(a)(b)	3,675	17,750
MannKind Corp.(a)(b)	26,148	75,306
MAP Pharmaceuticals Inc.(a)(b)	6,542	101,859
McKesson Corp.	54,194	4,662,310
Mead Johnson Nutrition Co. Class A	46,926	3,438,737
Medicis Pharmaceutical Corp. Class A	13,260	573,760
Medivation Inc.(a)	16,820	947,975
Merck & Co. Inc.	701,984	31,659,478
Mylan Inc.(a)	93,946	2,292,282
Natural Grocers by Vitamin Cottage Inc.(a)	1,728	38,569
Nature’s Sunshine Products Inc.	2,730	44,608
Nektar Therapeutics(a)(b)	26,403	281,984
Neogen Corp.(a)(b)	5,437	232,160
Neurocrine Biosciences Inc.(a)(b)	15,349	122,485
Nutraceutical International Corp.(a)(b)	1,880	29,629
Obagi Medical Products Inc.(a)(b)	4,192	52,023
Omega Protein Corp.(a)	4,386	30,088
Omnicare Inc.	26,169	888,961
Onyx Pharmaceuticals Inc.(a)	14,898	1,258,881
Opko Health Inc.(a)(b)	24,658	103,070
Optimer Pharmaceuticals Inc.(a)(b)	10,939	154,459
Orexigen Therapeutics Inc.(a)(b)	13,982	79,837
Osiris Therapeutics Inc.(a)(b)	3,772	41,681
Pacira Pharmaceuticals Inc.(a)	4,277	74,420
Pain Therapeutics Inc.(a)	9,014	45,521
Par Pharmaceutical Companies Inc.(a)	8,908	445,222
Patterson Companies Inc.	21,624	740,406
Pernix Therapeutics Holdings(a)	2,119	15,786
Perrigo Co.	21,627	2,512,409
Pfizer Inc.	1,728,233	42,946,590
Pharmacyclics Inc.(a)(b)	12,614	813,603
PharMerica Corp.(a)(b)	6,908	87,455
POZEN Inc.(a)(b)	6,000	39,780
Progenics Pharmaceuticals Inc.(a)(b)	7,006	20,107
Questcor Pharmaceuticals Inc.(a)(b)	12,430	229,955
Raptor Pharmaceutical Corp.(a)(b)	11,319	62,934
Repros Therapeutics Inc.(a)	3,450	52,543
Rigel Pharmaceuticals Inc.(a)(b)	16,524	169,371

Security	Shares	Value
Sagent Pharmaceuticals Inc.(a)(b)	2,191	$34,946
Salix Pharmaceuticals Ltd.(a)(b)	13,481	570,785
Santarus Inc.(a)	12,552	111,462
Schiff Nutrition International Inc.(a)	3,110	75,231
SciClone Pharmaceuticals Inc.(a)(b)	13,143	72,944
SIGA Technologies Inc.(a)(b)	7,795	24,944
Sucampo Pharmaceuticals Inc. Class A(a)(b)	2,435	12,248
Supernus Pharmaceuticals Inc.(a)(b)	823	9,506
Synageva BioPharma Corp.(a)(b)	2,414	128,980
Synergy Pharmaceuticals Inc.(a)	9,533	45,568
Synta Pharmaceuticals Corp.(a)(b)	8,608	65,593
Synutra International Inc.(a)	3,932	18,166
Targacept Inc.(a)(b)	6,240	30,514
TESARO Inc.(a)	1,105	15,724
Theravance Inc.(a)(b)	14,002	362,792
Threshold Pharmaceuticals Inc.(a)(b)	10,415	75,405
USANA Health Sciences Inc.(a)(b)	1,386	64,407
Vanda Pharmaceuticals Inc.(a)(b)	6,363	25,643
VCA Antech Inc.(a)	20,204	398,625
Ventrus Biosciences Inc.(a)	2,892	10,353
ViroPharma Inc.(a)	16,112	486,905
VIVUS Inc.(a)	23,043	410,626
Warner Chilcott PLC Class A	38,915	525,352
Watson Pharmaceuticals Inc.(a)	29,493	2,511,624
XenoPort Inc.(a)(b)	9,985	114,428
Zogenix Inc.(a)(b)	12,416	33,026

		231,818,659
PIPELINES – 0.44%
Crosstex Energy Inc.	9,423	132,205
Kinder Morgan Inc.	112,444	3,994,011
ONEOK Inc.	48,130	2,325,160
SemGroup Corp. Class A(a)	9,662	356,045
Spectra Energy Corp.	150,263	4,411,721
Williams Companies Inc. (The)	144,140	5,040,576

		16,259,718
REAL ESTATE – 0.13%
Alexander & Baldwin Inc.(a)	9,774	288,626
AV Homes Inc.(a)(b)	2,305	34,206
CBRE Group Inc. Class A(a)	75,961	1,398,442
Consolidated-Tomoka Land Co.	948	31,180
Forest City Enterprises Inc. Class A(a)	32,750	519,087
Forestar Group Inc.(a)(b)	7,989	133,097
HFF Inc. Class A(a)(b)	7,556	112,584
Howard Hughes Corp. (The)(a)	6,329	449,675
Jones Lang LaSalle Inc.	10,118	772,509
Kennedy-Wilson Holdings Inc.	9,971	139,295
Sovran Self Storage Inc.	6,708	388,058
St. Joe Co. (The)(a)	15,069	293,846
Thomas Properties Group Inc.	7,486	43,569

		4,604,174
REAL ESTATE INVESTMENT TRUSTS – 3.46%
Acadia Realty Trust(b)	10,672	264,879
AG Mortgage Investment Trust Inc.	5,266	127,069
Agree Realty Corp.(b)	2,606	66,427
Alexander’s Inc.	439	187,668
Alexandria Real Estate Equities Inc.	14,386	1,057,659
American Assets Trust Inc.	7,647	204,863
American Campus Communities Inc.	21,260	932,889

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
American Capital Agency Corp.	78,424	$2,712,686
American Capital Mortgage Investment Corp.	8,392	210,891
American Tower Corp.	91,030	6,498,632
AmREIT Inc.	992	14,701
Annaly Capital Management Inc.(b)	224,224	3,775,932
Anworth Mortgage Asset Corp.(b)	31,724	215,723
Apartment Investment and Management Co. Class A	33,246	864,064
Apollo Commercial Real Estate Finance Inc.(b)	4,039	70,036
Apollo Residential Mortgage Inc.	5,583	123,049
Ares Commercial Real Estate Corp.	1,789	30,520
ARMOUR Residential REIT Inc.	68,907	527,828
Ashford Hospitality Trust Inc.	12,532	105,269
Associated Estates Realty Corp.	11,422	173,158
AvalonBay Communities Inc.	21,947	2,984,573
BioMed Realty Trust Inc.(b)	35,727	668,809
Boston Properties Inc.	34,456	3,811,178
Brandywine Realty Trust	33,090	403,367
BRE Properties Inc. Class A	17,773	833,376
Camden Property Trust	18,621	1,200,868
Campus Crest Communities Inc.	8,875	95,850
CapLease Inc.	15,410	79,670
Capstead Mortgage Corp.(b)	22,845	308,179
CBL & Associates Properties Inc.	34,487	735,953
Cedar Realty Trust Inc.(b)	13,889	73,334
Chatham Lodging Trust	3,141	43,597
Chesapeake Lodging Trust	7,498	148,985
Chimera Investment Corp.(b)	238,162	645,419
Colonial Properties Trust	20,323	427,799
Colony Financial Inc.	7,643	148,886
CommonWealth REIT	19,391	282,333
CoreSite Realty Corp.	4,777	128,692
Corporate Office Properties Trust	17,358	416,071
Cousins Properties Inc.(b)	21,080	167,375
CreXus Investment Corp.	15,489	167,436
CubeSmart	28,562	367,593
CYS Investments Inc.	38,662	544,748
DCT Industrial Trust Inc.	57,263	370,492
DDR Corp.(b)	55,013	845,000
DiamondRock Hospitality Co.	43,699	420,821
Digital Realty Trust Inc.	28,202	1,969,910
Douglas Emmett Inc.	32,388	747,191
Duke Realty Corp.	61,741	907,593
DuPont Fabros Technology Inc.	14,157	357,464
Dynex Capital Inc.(b)	12,718	136,718
EastGroup Properties Inc.	6,599	351,067
Education Realty Trust Inc.	26,178	285,340
Entertainment Properties Trust(b)	10,871	482,999
Equity Lifestyle Properties, Inc.	9,580	652,590
Equity One Inc.(b)	12,688	267,209
Equity Residential	69,214	3,981,881
Essex Property Trust Inc.(b)	8,150	1,208,156
Excel Trust Inc.	7,788	88,939
Extra Space Storage Inc.	24,079	800,627
Federal Realty Investment Trust	14,794	1,557,808
FelCor Lodging Trust Inc.(a)	29,113	137,996
First Industrial Realty Trust Inc.(a)	20,495	269,304
First Potomac Realty Trust(b)	11,813	152,151
Franklin Street Properties Corp.(b)	16,751	185,434
General Growth Properties Inc.	122,260	2,381,625
Getty Realty Corp.	6,022	108,095
Gladstone Commercial Corp.(b)	2,633	48,079
Glimcher Realty Trust	32,315	341,570
Government Properties Income Trust(b)	8,571	200,561
Gramercy Capital Corp.(a)	10,674	32,129

Security	Shares	Value
Gyrodyne Co. of America Inc.(a)(b)	268	$29,113
Hatteras Financial Corp.	22,688	639,575
HCP Inc.	96,618	4,297,569
Health Care REIT Inc.	60,148	3,473,547
Healthcare Realty Trust Inc.	18,080	416,744
Hersha Hospitality Trust(b)	39,754	194,795
Highwoods Properties Inc.	15,797	515,298
Home Properties Inc.	11,285	691,432
Hospitality Properties Trust	28,612	680,393
Host Hotels & Resorts Inc.	165,075	2,649,454
Hudson Pacific Properties Inc.	8,302	153,587
Inland Real Estate Corp.(b)	17,879	147,502
Invesco Mortgage Capital Inc.	26,685	537,169
Investors Real Estate Trust	19,816	163,878
iStar Financial Inc.(a)(b)	19,530	161,708
Kilroy Realty Corp.	17,294	774,425
Kimco Realty Corp.	94,211	1,909,657
Kite Realty Group Trust(b)	12,631	64,418
LaSalle Hotel Properties	19,786	528,088
Lexington Realty Trust(b)	27,400	264,684
Liberty Property Trust	24,003	869,869
LTC Properties Inc.	7,072	225,243
Macerich Co. (The)	30,704	1,757,190
Mack-Cali Realty Corp.	20,404	542,746
Medical Properties Trust Inc.(b)	31,152	325,538
MFA Financial Inc.(b)	82,834	704,089
Mid-America Apartment Communities Inc.	9,481	619,204
Mission West Properties Inc.	4,040	35,148
Monmouth Real Estate Investment Corp. Class A(b)	9,319	104,280
National Health Investors Inc.	5,667	291,510
National Retail Properties Inc.	24,819	756,979
New York Mortgage Trust Inc.(b)	7,581	53,446
NorthStar Realty Finance Corp.(b)	30,877	196,378
Omega Healthcare Investors Inc.(b)	24,548	557,976
One Liberty Properties Inc.(b)	2,678	49,945
Parkway Properties Inc.	3,649	48,787
Pebblebrook Hotel Trust	13,257	310,081
Pennsylvania Real Estate Investment Trust(b)	13,050	206,973
PennyMac Mortgage Investment Trust(c)	13,655	319,117
Piedmont Office Realty Trust Inc. Class A	39,920	692,213
Plum Creek Timber Co. Inc.	37,383	1,638,871
Post Properties Inc.	12,566	602,665
Potlatch Corp.(b)	9,371	350,194
Prologis Inc.	105,934	3,710,868
PS Business Parks Inc.	4,255	284,319
Public Storage	32,842	4,570,621
RAIT Financial Trust(b)	11,519	60,475
Ramco-Gershenson Properties Trust(b)	10,630	133,194
Rayonier Inc.	28,357	1,389,777
Realty Income Corp.(b)	30,896	1,263,337
Redwood Trust Inc.(b)	18,337	265,153
Regency Centers Corp.(b)	20,821	1,014,607
Resource Capital Corp.	19,716	115,930
Retail Opportunity Investments Corp.(b)	11,624	149,601
Retail Properties of America Inc. Class A	19,677	222,744
RLJ Lodging Trust	24,663	466,377
Rouse Properties Inc.(b)	5,132	73,644
Sabra Healthcare REIT Inc.	8,551	171,105
Saul Centers Inc.(b)	1,742	77,345
Select Income REIT	2,122	52,244
Senior Housing Properties Trust	40,856	889,844
Simon Property Group Inc.	69,962	10,620,931
SL Green Realty Corp.(b)	20,749	1,661,372
STAG Industrial Inc.	7,214	117,300

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Starwood Property Trust Inc.	27,009	$628,499
Strategic Hotels & Resorts Inc.(a)	41,778	251,086
Summit Hotel Properties Inc.	7,073	60,403
Sun Communities Inc.(b)	6,129	270,411
Sunstone Hotel Investors Inc.(a)	31,570	347,270
Tanger Factory Outlet Centers Inc.	21,491	694,804
Taubman Centers Inc.	13,046	1,001,020
Terreno Realty Corp.	3,082	48,696
Two Harbors Investment Corp.	64,721	760,472
UDR Inc.	57,264	1,421,292
UMH Properties Inc.	3,003	35,946
Universal Health Realty Income Trust(b)	2,700	124,146
Urstadt Biddle Properties Inc. Class A(b)	5,221	105,621
Ventas Inc.	66,569	4,143,920
Vornado Realty Trust	42,722	3,462,618
Washington Real Estate Investment Trust	15,379	412,465
Weingarten Realty Investors(b)	28,124	790,566
Western Asset Mortgage Capital Corp.	1,854	41,159
Weyerhaeuser Co.	123,512	3,228,604
Whitestone REIT Class B	3,233	42,676
Winthrop Realty Trust(b)	6,800	73,304

		126,944,027

RETAIL – 6.32%
Abercrombie & Fitch Co. Class A	19,672	667,274
Advance Auto Parts Inc.	17,030	1,165,533
Aeropostale Inc.(a)	18,810	254,499
AFC Enterprises Inc.(a)	5,635	138,621
America’s Car-Mart Inc.(a)(b)	1,842	83,756
American Eagle Outfitters Inc.	45,391	956,842
ANN INC.(a)(b)	11,303	426,462
Asbury Automotive Group Inc.(a)(b)	6,414	179,271
Ascena Retail Group Inc.(a)	28,383	608,815
AutoNation Inc.(a)	8,093	353,421
AutoZone Inc.(a)	8,807	3,255,684
Barnes & Noble Inc.(a)(b)	6,555	83,773
bebe stores inc.	8,707	41,794
Bed Bath & Beyond Inc.(a)	53,410	3,364,830
Best Buy Co. Inc.	62,353	1,071,848
Big 5 Sporting Goods Corp.	3,818	37,989
Big Lots Inc.(a)	13,668	404,299
Biglari Holdings Inc.(a)	272	99,296
BJ’s Restaurants Inc.(a)(b)	5,683	257,724
Bloomin’ Brands Inc.(a)	4,449	73,186
Bob Evans Farms Inc.	6,734	263,501
Body Central Corp.(a)(b)	3,751	39,198
Bon-Ton Stores Inc. (The)	3,124	29,678
Bravo Brio Restaurant Group Inc.(a)	4,540	66,057
Brinker International Inc.	17,485	617,221
Brown Shoe Co. Inc.	10,006	160,396
Buckle Inc. (The)(b)	6,402	290,843
Buffalo Wild Wings Inc.(a)(b)	4,289	367,739
Cabela’s Inc.(a)(b)	10,759	588,302
Caribou Coffee Co. Inc.(a)(b)	4,899	67,263
CarMax Inc.(a)	52,834	1,495,202
Carrols Restaurant Group Inc.(a)(b)	3,554	20,471
Casey’s General Stores Inc.	8,827	504,375
Cash America International Inc.	6,780	261,505
Casual Male Retail Group Inc.(a)(b)	9,550	44,217
Cato Corp. (The) Class A	6,385	189,698
CEC Entertainment Inc.	4,230	127,408
Cheesecake Factory Inc. (The)(b)	12,460	445,445
Chico’s FAS Inc.	38,874	704,008

Security	Shares	Value
Children’s Place Retail Stores Inc. (The)(a)(b)	5,590	$335,400
Chipotle Mexican Grill Inc.(a)(b)	7,320	2,324,393
Chuy’s Holdings Inc.(a)	1,622	39,771
Citi Trends Inc.(a)(b)	3,396	42,637
Coinstar Inc.(a)(b)	7,267	326,870
Collective Brands Inc.(a)(b)	14,053	305,091
Conn’s Inc.(a)(b)	3,609	79,578
Copart Inc.(a)	23,631	655,288
Costco Wholesale Corp.	99,958	10,008,295
Cracker Barrel Old Country Store Inc.	4,439	297,901
CVS Caremark Corp.	295,703	14,317,939
Darden Restaurants Inc.	29,802	1,661,462
Del Frisco’s Restaurant Group Inc.(a)	1,403	20,905
Denny’s Corp.(a)(b)	22,201	107,675
Destination Maternity Corp.	3,108	58,120
Dick’s Sporting Goods Inc.	21,503	1,114,931
Dillard’s Inc. Class A	6,807	492,282
DineEquity Inc.(a)(b)	3,564	199,584
Dollar General Corp.(a)	42,340	2,182,204
Dollar Tree Inc.(a)	53,696	2,592,174
Domino’s Pizza Inc.	13,358	503,597
DSW Inc. Class A	7,622	508,540
Dunkin’ Brands Group Inc.	16,468	480,783
Einstein Noah Restaurant Group Inc.	1,536	27,172
Express Inc.(a)	20,675	306,404
EZCORP Inc. Class A NVS(a)	11,091	254,317
Family Dollar Stores Inc.	22,382	1,483,927
Fiesta Restaurant Group Inc.(a)(b)	3,710	58,878
Fifth & Pacific Companies Inc.(a)(b)	25,128	321,136
Finish Line Inc. (The) Class A	11,745	267,081
First Cash Financial Services Inc.(a)(b)	6,615	304,356
Five Below Inc.(a)	2,674	104,500
Foot Locker Inc.	35,178	1,248,819
Francesca’s Holdings Corp.(a)(b)	8,033	246,854
Fred’s Inc. Class A	8,495	120,884
Frisch’s Restaurants Inc.	736	14,610
GameStop Corp. Class A(b)	28,788	604,548
Gap Inc. (The)	70,131	2,509,287
Genesco Inc.(a)(b)	5,668	378,226
GNC Holdings Inc. Class A	15,925	620,597
Gordmans Stores Inc.(a)(b)	1,958	36,125
Group 1 Automotive Inc.	5,303	319,400
Guess? Inc.	14,982	380,842
Haverty Furniture Companies Inc.	4,297	59,642
hhgregg Inc.(a)(b)	3,608	24,895
Hibbett Sports Inc.(a)(b)	6,094	362,288
Home Depot Inc. (The)	353,256	21,326,065
Hot Topic Inc.	9,692	84,320
HSN Inc.	8,753	429,335
Ignite Restaurant Group Inc.(a)(b)	1,550	21,607
J.C. Penney Co. Inc.(b)	36,980	898,244
Jack in the Box Inc.(a)	10,305	289,674
Jamba Inc.(a)	16,041	35,771
Jos. A. Bank Clothiers Inc.(a)(b)	6,451	312,745
Kirkland’s Inc.(a)	2,942	29,214
Kohl’s Corp.	55,838	2,860,022
Krispy Kreme Doughnuts Inc.(a)(b)	13,718	108,784
Limited Brands Inc.	55,452	2,731,566
Lithia Motors Inc. Class A	4,995	166,383
Lowe’s Companies Inc.	276,587	8,363,991
Luby’s Inc.(a)(b)	4,776	32,143
Lumber Liquidators Holdings Inc.(a)(b)	6,356	322,122
Macy’s Inc.	95,373	3,587,932
MarineMax Inc.(a)(b)	4,691	38,888

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Mattress Firm Holding Corp.(a)(b)	2,551	$71,811
McDonald’s Corp.	234,519	21,517,118
Men’s Wearhouse Inc. (The)	11,767	405,138
MSC Industrial Direct Co. Inc. Class A	10,564	712,647
Nathan’s Famous Inc.(a)(b)	632	19,876
New York & Co. Inc.(a)(b)	6,161	23,104
Nordstrom Inc.	36,404	2,008,773
Nu Skin Enterprises Inc. Class A	12,399	481,453
O’Reilly Automotive Inc.(a)	27,520	2,301,222
Office Depot Inc.(a)(b)	65,647	168,056
OfficeMax Inc.	20,182	157,621
Orchard Supply Hardware Stores Corp. Class A(a)	394	5,705
Panera Bread Co. Class A(a)	6,572	1,123,089
Pantry Inc. (The)(a)	5,441	79,167
Papa John’s International Inc.(a)(b)	4,147	221,491
PC Connection Inc.	2,100	24,171
Penske Automotive Group Inc.	9,792	294,641
Pep Boys - Manny, Moe & Jack (The)	12,233	124,532
Perfumania Holdings Inc.(a)	1,189	8,561
PetMed Express Inc.	4,605	46,234
PetSmart Inc.	25,094	1,730,984
Pier 1 Imports Inc.	22,431	420,357
PriceSmart Inc.	4,206	318,478
PVH Corp.	16,295	1,527,167
RadioShack Corp.(b)	22,944	54,607
Red Robin Gourmet Burgers Inc.(a)(b)	3,401	110,737
Regis Corp.	13,280	244,086
Rite Aid Corp.(a)	152,606	178,549
Ross Stores Inc.	52,122	3,367,081
Roundy’s Inc.(b)	4,776	28,895
Ruby Tuesday Inc.(a)(b)	14,723	106,742
rue21 Inc.(a)(b)	3,524	109,773
Rush Enterprises Inc. Class A(a)(b)	7,698	148,264
Ruth’s Hospitality Group Inc.(a)(b)	7,971	50,775
Saks Inc.(a)(b)	25,359	261,451
Sally Beauty Holdings Inc.(a)	35,874	900,079
Sears Holdings Corp.(a)	8,418	467,115
Shoe Carnival Inc.	3,314	77,978
Signet Jewelers Ltd.(b)	19,724	961,742
Sonic Automotive Inc. Class A	9,316	176,818
Sonic Corp.(a)	13,988	143,657
Stage Stores Inc.	7,072	148,936
Staples Inc.	159,570	1,838,246
Starbucks Corp.	174,995	8,880,996
Stein Mart Inc.(a)	6,222	52,949
Steinway Musical Instruments Inc.(a)	1,626	39,609
Susser Holdings Corp.(a)(b)	2,591	93,717
Systemax Inc.(a)(b)	2,711	32,017
Target Corp.	152,553	9,682,539
Teavana Holdings Inc.(a)	2,033	26,510
Texas Roadhouse Inc.	14,417	246,531
Tiffany & Co.	29,341	1,815,621
Tilly’s Inc. Class A(a)	2,124	38,933
TJX Companies Inc. (The)	170,947	7,656,716
Tractor Supply Co.	16,682	1,649,683
Tuesday Morning Corp.(a)	9,764	63,954
Ulta Salon, Cosmetics & Fragrance Inc.	14,564	1,402,586
Urban Outfitters Inc.(a)	24,665	926,417
Vera Bradley Inc.(a)(b)	4,576	109,138
Vitamin Shoppe Inc.(a)(b)	6,808	397,043
Wal-Mart Stores Inc.	390,065	28,786,797
Walgreen Co.	198,976	7,250,685
Wendy’s Co. (The)	64,709	294,426
West Marine Inc.(a)(b)	3,341	35,515

Security	Shares	Value
Wet Seal Inc. Class A(a)	20,571	$64,799
Williams-Sonoma Inc.	20,503	901,517
Winmark Corp.	520	28,122
World Fuel Services Corp.	16,677	593,868
Yum! Brands Inc.	106,256	7,049,023
Zumiez Inc.(a)(b)	5,066	140,480

		231,583,576

SAVINGS & LOANS – 0.23%
Astoria Financial Corp.	20,097	198,558
Bank Mutual Corp.	10,424	47,429
BankFinancial Corp.	4,787	42,078
BankUnited Inc.	8,031	197,643
Beneficial Mutual Bancorp Inc.(a)(b)	7,544	72,121
Berkshire Hills Bancorp Inc.	5,131	117,397
BofI Holding Inc.(a)	2,239	58,326
Brookline Bancorp Inc.	16,207	142,946
BSB Bancorp Inc.(a)	1,905	24,574
Cape Bancorp Inc.(a)(b)	2,601	24,345
Capitol Federal Financial Inc.	37,877	453,009
Charter Financial Corp.	1,545	15,064
Clifton Savings Bancorp Inc.(b)	1,932	21,252
Dime Community Bancshares Inc.	7,253	104,733
ESB Financial Corp.	2,402	33,532
ESSA Bancorp Inc.	2,064	21,445
EverBank Financial Corp.	5,178	71,301
First Defiance Financial Corp.	2,214	38,214
First Federal Bancshares of Arkansas Inc.(a)(b)	832	8,129
First Financial Holdings Inc.	3,739	48,570
First Financial Northwest Inc.(a)(b)	3,715	29,906
First Niagara Financial Group Inc.	81,490	659,254
First PacTrust Bancorp Inc.	2,297	28,735
Flushing Financial Corp.	7,115	112,417
Fox Chase Bancorp Inc.	2,813	43,939
Heritage Financial Group Inc.	2,010	26,411
Hingham Institution for Savings	290	18,685
Home Bancorp Inc.(a)(b)	1,595	28,694
Home Federal Bancorp Inc.	3,486	39,462
HomeStreet Inc.(a)	1,012	38,517
HomeTrust Bancshares Inc.(a)	5,118	67,813
Hudson City Bancorp Inc.	122,471	974,869
Investors Bancorp Inc.(a)(b)	10,210	186,230
Kaiser Federal Financial Group Inc.	2,094	31,598
Kearny Financial Corp.	3,516	34,246
Meridian Interstate Bancorp Inc.(a)(b)	1,985	32,752
NASB Financial Inc.(a)(b)	976	24,244
New York Community Bancorp Inc.	101,744	1,440,695
Northfield Bancorp Inc.	3,392	54,340
Northwest Bancshares Inc.	22,519	275,407
OceanFirst Financial Corp.	3,327	48,807
Oritani Financial Corp.	10,477	157,679
People’s United Financial Inc.	82,400	1,000,336
Peoples Federal Bancshares Inc.	1,430	24,710
Provident Financial Holdings Inc.	2,276	32,342
Provident Financial Services Inc.	13,934	220,018
Provident New York Bancorp	9,191	86,487
Rockville Financial Inc.	6,606	80,923
Roma Financial Corp.	1,703	15,157
SI Financial Group Inc.	2,465	28,890
Territorial Bancorp Inc.	2,541	58,316
TFS Financial Corp.(a)	18,798	170,498
United Financial Bancorp Inc.	3,646	52,758
ViewPoint Financial Group	7,779	149,123

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Washington Federal Inc.	24,691	$411,846
Waterstone Financial Inc.(a)(b)	1,745	9,057
Westfield Financial Inc.	5,536	41,465
WSFS Financial Corp.	1,763	72,777

		8,550,069

SEMICONDUCTORS – 2.82%
Advanced Micro Devices Inc.(a)(b)	145,341	489,799
Aeroflex Holding Corp.(a)(b)	4,493	29,789
Alpha & Omega Semiconductor Ltd.(a)	4,003	34,466
Altera Corp.	74,070	2,517,269
Amkor Technology Inc.(a)(b)	17,004	74,818
ANADIGICS Inc.(a)(b)	16,901	23,492
Analog Devices Inc.	68,493	2,684,241
Applied Materials Inc.	294,675	3,290,046
Applied Micro Circuits Corp.(a)	14,284	72,277
Atmel Corp.(a)	103,028	541,927
ATMI Inc.(a)	7,359	136,657
AuthenTec Inc.(a)(b)	10,329	82,735
Avago Technologies Ltd.	56,458	1,968,408
Axcelis Technologies Inc.(a)(b)	24,054	25,257
AXT Inc.(a)(b)	7,240	24,471
Broadcom Corp. Class A	126,916	4,388,755
Brooks Automation Inc.	15,297	122,835
Cabot Microelectronics Corp.	5,388	189,334
Cavium Inc.(a)(b)	11,482	382,695
CEVA Inc.(a)(b)	5,321	76,516
Cirrus Logic Inc.(a)(b)	14,960	574,314
Cohu Inc.	5,411	50,809
Cree Inc.(a)(b)	26,948	687,982
Cypress Semiconductor Corp.	35,198	377,323
Diodes Inc.(a)(b)	8,149	138,615
DSP Group Inc.(a)	5,372	31,910
Emulex Corp.(a)	20,241	145,938
Entegris Inc.(a)	31,734	257,997
Entropic Communications Inc.(a)(b)	20,508	119,357
Exar Corp.(a)(b)	8,681	69,448
Fairchild Semiconductor International Inc.(a)	29,564	387,880
First Solar Inc.(a)(b)	13,989	309,786
FormFactor Inc.(a)	11,442	63,961
Freescale Semiconductor Ltd.(a)(b)	11,631	110,611
FSI International Inc.(a)	9,710	60,202
GSI Technology Inc.(a)(b)	4,565	22,597
GT Advanced Technologies Inc.(a)(b)	27,621	150,534
Hittite Microwave Corp.(a)(b)	7,315	405,763
Inphi Corp.(a)(b)	5,416	57,735
Integrated Device Technology Inc.(a)	32,846	193,134
Integrated Silicon Solution Inc.(a)(b)	6,377	59,051
Intel Corp.	1,161,105	26,333,861
Intermolecular Inc.(a)(b)	3,236	22,976
International Rectifier Corp.(a)(b)	15,990	266,873
Intersil Corp. Class A	29,451	257,696
IXYS Corp.(a)(b)	5,766	57,199
KLA-Tencor Corp.	38,744	1,848,283
Kopin Corp.(a)(b)	15,541	58,434
Lam Research Corp.(a)	42,193	1,341,105
Lattice Semiconductor Corp.(a)(b)	27,136	103,931
Linear Technology Corp.	53,307	1,697,828
LSI Corp.(a)	131,820	910,876
LTX-Credence Corp.(a)(b)	11,213	64,475
Marvell Technology Group Ltd.	108,809	995,602
Mattson Technology Inc.(a)	13,634	13,225
Maxim Integrated Products Inc.	67,643	1,800,657

Security	Shares	Value
MaxLinear Inc. Class A(a)(b)	5,159	$34,514
MEMC Electronic Materials Inc.(a)	53,815	147,991
Micrel Inc.	11,209	116,798
Microchip Technology Inc.	44,826	1,467,603
Micron Technology Inc.(a)	229,252	1,372,073
Microsemi Corp.(a)(b)	20,546	412,358
Mindspeed Technologies Inc.(a)(b)	8,479	29,337
MIPS Technologies Inc.(a)(b)	11,040	81,586
MKS Instruments Inc.	12,163	310,035
Monolithic Power Systems Inc.(a)(b)	6,977	137,796
MoSys Inc.(a)(b)	8,284	33,467
Nanometrics Inc.(a)(b)	5,430	74,988
NVIDIA Corp.(a)	143,270	1,911,222
OmniVision Technologies Inc.(a)	12,014	167,655
ON Semiconductor Corp.(a)	105,402	650,330
Peregrine Semiconductor Corp.(a)	1,530	25,918
Pericom Semiconductor Corp.(a)(b)	5,315	46,161
Photronics Inc.(a)(b)	13,829	74,262
PLX Technology Inc.(a)	9,766	56,350
PMC-Sierra Inc.(a)	48,183	271,752
Power Integrations Inc.	6,564	199,743
QLogic Corp.(a)(b)	22,501	256,961
QUALCOMM Inc.	395,647	24,723,981
QuickLogic Corp.(a)(b)	10,299	28,837
Rambus Inc.(a)	25,550	141,547
Richardson Electronics Ltd.	2,893	34,340
Rovi Corp.(a)	25,660	372,327
Rubicon Technology Inc.(a)(b)	3,982	38,148
Rudolph Technologies Inc.(a)(b)	7,537	79,139
Semtech Corp.(a)(b)	15,160	381,274
Sigma Designs Inc.(a)(b)	7,702	50,910
Silicon Image Inc.(a)	19,270	88,449
Silicon Laboratories Inc.(a)(b)	9,898	363,850
Skyworks Solutions Inc.(a)	43,916	1,034,881
Supertex Inc.(a)(b)	2,356	42,125
Teradyne Inc.(a)(b)	43,143	613,493
Tessera Technologies Inc.	12,003	164,201
Texas Instruments Inc.	264,006	7,273,365
TriQuint Semiconductor Inc.(a)(b)	38,957	196,733
Ultra Clean Holdings Inc.(a)(b)	5,692	32,501
Ultratech Inc.(a)	6,059	190,131
Veeco Instruments Inc.(a)	8,962	269,039
Volterra Semiconductor Corp.(a)	5,872	128,421
Xilinx Inc.	61,107	2,041,585

		103,371,932

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	11,421	480,253

		480,253

SOFTWARE – 3.81%
Accelrys Inc.(a)	12,969	112,312
ACI Worldwide Inc.(a)(b)	9,196	388,623
Activision Blizzard Inc.	98,087	1,106,421
Actuate Corp.(a)	11,410	80,212
Acxiom Corp.(a)	17,747	324,238
Adobe Systems Inc.(a)	114,173	3,706,056
Advent Software Inc.(a)(b)	7,275	178,747
Akamai Technologies Inc.(a)	41,486	1,587,254
Allscripts Healthcare Solutions Inc.(a)	39,635	492,663
American Software Inc. Class A	5,512	44,978
ANSYS Inc.(a)(b)	21,567	1,583,018

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Ariba Inc.(a)	22,700	$1,016,960
Aspen Technology Inc.(a)	21,616	558,774
athenahealth Inc.(a)(b)	8,322	763,710
Audience Inc.(a)	1,419	8,798
Autodesk Inc.(a)	53,500	1,785,295
AVG Technologies(a)	1,863	17,885
Avid Technology Inc.(a)(b)	7,044	66,636
Blackbaud Inc.	10,430	249,486
BMC Software Inc.(a)	37,291	1,547,204
Bottomline Technologies Inc.(a)(b)	8,061	199,026
Broadridge Financial Solutions Inc.	28,996	676,477
CA Inc.	82,147	2,116,517
Callidus Software Inc.(a)(b)	8,040	39,637
Cerner Corp.(a)	33,548	2,596,951
Citrix Systems Inc.(a)	42,800	3,277,196
CommVault Systems Inc.(a)(b)	10,328	606,254
Computer Programs and Systems Inc.	2,564	142,430
Compuware Corp.(a)	50,521	500,663
Concur Technologies Inc.(a)(b)	10,565	778,957
Cornerstone OnDemand Inc.(a)(b)	7,780	238,535
CSG Systems International Inc.(a)(b)	7,842	176,367
Deltek Inc.(a)(b)	5,034	65,543
Demandware Inc.(a)(b)	1,524	48,387
Digi International Inc.(a)(b)	6,055	61,519
Dun & Bradstreet Corp. (The)	10,384	826,774
E2open Inc.(a)	1,134	15,400
Ebix Inc.(b)	6,622	156,345
Electronic Arts Inc.(a)	73,631	934,377
Eloqua Inc.(a)	2,238	44,201
Envestnet Inc.(a)	4,823	56,429
EPAM Systems Inc.(a)(b)	1,127	21,345
EPIQ Systems Inc.	7,399	99,295
ePocrates Inc.(a)(b)	4,328	50,421
Exa Corp.(a)	1,512	16,405
Fair Isaac Corp.	7,912	350,185
FalconStor Software Inc.(a)(b)	6,959	16,354
Fidelity National Information Services Inc.	58,078	1,813,195
Fiserv Inc.(a)	31,310	2,317,879
Geeknet Inc.(a)	990	19,157
Glu Mobile Inc.(a)(b)	12,542	58,069
Greenway Medical Technologies Inc.(a)(b)	1,789	30,592
Guidance Software Inc.(a)(b)	3,460	38,960
Guidewire Software Inc.(a)(b)	4,477	139,011
Imperva Inc.(a)(b)	2,265	83,782
inContact Inc.(a)(b)	7,521	49,037
Infoblox Inc.(a)(b)	1,801	41,873
Informatica Corp.(a)(b)	25,111	874,114
InnerWorkings Inc.(a)(b)	7,363	95,866
Innodata Inc.(a)(b)	5,158	20,890
Interactive Intelligence Group Inc.(a)(b)	3,458	103,913
Intuit Inc.	67,609	3,980,818
JDA Software Group Inc.(a)(b)	9,880	313,986
Jive Software Inc.(a)	3,740	58,755
ManTech International Corp. Class A	5,374	128,976
Market Leader Inc.(a)(b)	5,139	34,431
MedAssets Inc.(a)	13,497	240,247
Medidata Solutions Inc.(a)(b)	5,141	213,352
Mediware Information Systems(a)(b)	842	18,448
Microsoft Corp.	1,737,298	51,736,734
MicroStrategy Inc. Class A(a)(b)	1,962	263,045
Monotype Imaging Holdings Inc.(b)	8,577	133,715
MSCI Inc. Class A(a)	28,156	1,007,703
NetSuite Inc.(a)(b)	7,239	461,848
Nuance Communications Inc.(a)(b)	55,954	1,392,695

Security	Shares	Value
Omnicell Inc.(a)(b)	7,717	$107,266
OPNET Technologies Inc.	3,490	118,904
Oracle Corp.	881,808	27,768,134
Parametric Technology Corp.(a)	27,742	604,776
PDF Solutions Inc.(a)(b)	5,634	76,960
Pegasystems Inc.	3,988	115,812
Pervasive Software Inc.(a)	3,099	26,651
Progress Software Corp.(a)(b)	14,531	310,818
Proofpoint Inc.(a)(b)	1,485	22,052
PROS Holdings Inc.(a)	5,050	96,304
QAD Inc. Class A(a)	1,476	20,044
QLIK Technologies Inc.(a)(b)	19,767	442,978
Quality Systems Inc.	9,153	169,788
Quest Software Inc.(a)	13,545	379,260
RealPage Inc.(a)(b)	8,298	187,535
Red Hat Inc.(a)	44,259	2,520,107
Rosetta Stone Inc.(a)(b)	2,489	31,735
Salesforce.com Inc.(a)	31,948	4,878,140
Sapiens International Corp.(a)	3,217	11,710
Schawk Inc.	2,670	34,844
SciQuest Inc.(a)(b)	4,143	75,403
SeaChange International Inc.(a)	6,636	52,093
ServiceNow Inc.(a)	3,522	136,231
SolarWinds Inc.(a)	14,302	797,193
Solera Holdings Inc.	16,136	707,886
SS&C Technologies Holdings Inc.(a)(b)	7,831	197,420
Synchronoss Technologies Inc.(a)	6,383	146,171
SYNNEX Corp.(a)	6,077	197,989
Take-Two Interactive Software Inc.(a)	18,082	188,595
Tangoe Inc.(a)(b)	6,897	90,558
Tyler Technologies Inc.(a)	6,957	306,247
Ultimate Software Group Inc. (The)(a)(b)	6,179	630,876
VeriFone Systems Inc.(a)	24,944	694,690
Verint Systems Inc.(a)(b)	5,045	138,435
VMware Inc. Class A(a)(b)	20,484	1,981,622

		139,667,578

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	8,837	147,666
Wesco Aircraft Holdings Inc.(a)	4,074	55,651

		203,317

TELECOMMUNICATIONS – 4.16%
8x8 Inc.(a)	16,382	107,466
Acme Packet Inc.(a)(b)	13,457	230,115
ADTRAN Inc.	14,711	254,206
Amdocs Ltd.	39,059	1,288,556
Anaren Inc.(a)(b)	3,203	64,028
Anixter International Inc.	6,526	374,984
ARRIS Group Inc.(a)(b)	26,097	333,781
Aruba Networks Inc.(a)(b)	25,845	581,125
AT&T Inc.	1,353,193	51,015,376
Atlantic Tele-Network Inc.	2,065	88,754
Aviat Networks Inc.(a)(b)	13,742	32,706
Aware Inc.	2,683	16,903
Black Box Corp.	4,051	103,341
CalAmp Corp.(a)(b)	6,664	54,711
Calix Inc.(a)	9,188	58,803
Cbeyond Inc.(a)(b)	6,325	62,364
CenturyLink Inc.	143,263	5,787,825
Ciena Corp.(a)(b)	22,926	311,794
Cincinnati Bell Inc.(a)(b)	45,799	261,054

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Cisco Systems Inc.	1,236,254	$23,600,089
Clearwire Corp. Class A(a)	81,104	109,490
Comtech Telecommunications Corp.	4,147	114,623
Comverse Technology Inc.(a)	50,637	311,418
Consolidated Communications Holdings Inc.(b)	9,240	158,836
Corning Inc.	349,510	4,596,056
Crown Castle International Corp.(a)	67,502	4,326,878
DigitalGlobe Inc.(a)(b)	8,289	169,013
EarthLink Inc.	24,509	174,504
EchoStar Corp. Class A(a)	9,005	258,083
Extreme Networks Inc.(a)(b)	21,698	72,471
Fairpoint Communications Inc.(a)(b)	4,894	36,999
Finisar Corp.(a)(b)	21,085	301,515
Frontier Communications Corp.(b)	231,199	1,132,875
General Communication Inc. Class A(a)(b)	8,476	83,065
GeoEye Inc.(a)	3,485	92,109
Globecomm Systems Inc.(a)(b)	5,373	59,909
Harmonic Inc.(a)(b)	27,276	123,833
Harris Corp.	26,358	1,350,057
Hawaiian Telcom Holdco Inc.(a)	2,384	42,268
Hickory Tech Corp.	3,044	32,205
IDT Corp. Class B	3,517	36,120
Infinera Corp.(a)(b)	25,361	138,978
InterDigital Inc.	10,245	381,934
IPG Photonics Corp.(a)(b)	7,376	422,645
Iridium Communications Inc.(a)(b)	11,496	84,151
Ixia(a)	9,749	156,666
JDS Uniphase Corp.(a)	53,473	662,263
Juniper Networks Inc.(a)	122,602	2,097,720
KVH Industries Inc.(a)(b)	3,374	45,515
Leap Wireless International Inc.(a)	12,417	84,684
Level 3 Communications Inc.(a)	37,689	865,716
LogMeIn Inc.(a)(b)	5,106	114,528
Loral Space & Communications Inc.	2,535	180,238
Lumos Networks Corp.	3,396	26,693
MetroPCS Communications Inc.(a)	70,440	824,852
Motorola Solutions Inc.	67,105	3,392,158
Neonode Inc.(a)	5,225	19,698
NeoPhotonics Corp.(a)(b)	4,552	26,584
NETGEAR Inc.(a)(b)	8,774	334,640
NeuStar Inc. Class A(a)	15,447	618,343
Neutral Tandem Inc.(a)	6,496	60,932
NII Holdings Inc.(a)(b)	39,836	312,713
NTELOS Holdings Corp.	3,389	58,867
Numerex Corp. Class A(a)(b)	2,472	28,008
Oclaro Inc.(a)(b)	16,871	45,552
Oplink Communications Inc.(a)	4,433	73,322
ORBCOMM Inc.(a)(b)	8,735	32,669
Palo Alto Networks Inc.(a)	1,724	106,147
ParkerVision Inc.(a)(b)	17,614	41,217
Plantronics Inc.	9,806	346,446
Polycom Inc.(a)	41,210	406,743
Preformed Line Products Co.	560	30,414
Premiere Global Services Inc.(a)(b)	11,543	107,927
Primus Telecommunications Group Inc.	2,813	42,954
Procera Networks Inc.(a)(b)	4,414	103,729
RF Micro Devices Inc.(a)	64,372	254,269
RigNet Inc.(a)	2,850	52,725
SBA Communications Corp. Class A(a)	28,093	1,767,050
Shenandoah Telecommunications Co.	5,402	95,075
ShoreTel Inc.(a)(b)	11,377	46,532
Sonus Networks Inc.(a)	48,884	91,902
Sprint Nextel Corp.(a)	689,874	3,808,104
Sycamore Networks Inc.(a)	4,764	73,366

Security	Shares	Value
Symmetricom Inc.(a)	9,800	$68,306
TeleNav Inc.(a)	3,727	22,250
Telephone & Data Systems Inc.	22,071	565,238
Tellabs Inc.	85,177	301,527
Telular Corp.	3,841	38,026
TESSCO Technologies Inc.	1,243	26,314
tw telecom inc.(a)	34,861	908,826
Ubiquiti Networks Inc.(a)(b)	2,440	29,036
United States Cellular Corp.(a)(b)	3,172	124,120
USA Mobility Inc.	4,817	57,178
Verizon Communications Inc.	655,673	29,879,019
ViaSat Inc.(a)(b)	8,670	324,085
Virgin Media Inc.	64,325	1,893,728
Vonage Holdings Corp.(a)	35,232	80,329
Westell Technologies Inc. Class A(a)	12,076	25,843
Windstream Corp.	136,314	1,378,135

		152,396,937

TEXTILES – 0.07%
Cintas Corp.	25,474	1,055,897
Culp Inc.	2,026	23,826
G&K Services Inc. Class A	4,326	135,447
Mohawk Industries Inc.(a)	13,188	1,055,304
UniFirst Corp.	3,354	224,014

		2,494,488

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	26,731	1,020,322
JAKKS Pacific Inc.	5,074	73,928
LeapFrog Enterprises Inc.(a)(b)	11,687	105,417
Mattel Inc.	78,840	2,797,243

		3,996,910

TRANSPORTATION – 1.54%
Air Transport Services Group Inc.(a)(b)	12,199	53,676
Arkansas Best Corp.	5,775	45,738
Atlas Air Worldwide Holdings Inc.(a)(b)	6,138	316,905
Bristow Group Inc.	8,271	418,099
C.H. Robinson Worldwide Inc.	37,660	2,204,993
CAI International Inc.(a)(b)	2,963	60,801
Celadon Group Inc.	4,556	73,215
Con-way Inc.	12,960	354,715
CSX Corp.	239,467	4,968,940
Echo Global Logistics Inc.(a)(b)	3,423	58,705
Expeditors International of Washington Inc.	49,179	1,788,149
FedEx Corp.	72,760	6,156,951
Forward Air Corp.	6,721	204,386
Frontline Ltd.(b)	11,694	44,905
GasLog Ltd.(a)(b)	5,442	63,018
Genco Shipping & Trading Ltd.(a)(b)	7,185	26,441
Genesee & Wyoming Inc. Class A(a)(b)	10,272	686,786
Golar LNG Ltd.	10,059	388,177
GulfMark Offshore Inc. Class A(a)(b)	6,198	204,782
Heartland Express Inc.	11,083	148,069
Hub Group Inc. Class A(a)(b)	8,613	255,634
International Shipholding Corp.	1,222	20,615
J.B. Hunt Transport Services Inc.	20,792	1,082,016
Kansas City Southern Industries Inc.	25,194	1,909,201
Kirby Corp.(a)	12,915	713,941
Knight Transportation Inc.	13,341	190,776
Knightsbridge Tankers Ltd.(b)	5,679	37,198

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Landstar System Inc.	10,912	$515,919
Marten Transport Ltd.	3,533	62,075
Matson Inc.	9,813	205,190
Nordic American Tankers Ltd.(b)	12,393	124,921
Norfolk Southern Corp.	75,017	4,773,332
Old Dominion Freight Line Inc.(a)(b)	16,540	498,846
Overseas Shipholding Group Inc.(b)	5,705	37,653
Pacer International Inc.(a)(b)	7,928	31,553
Patriot Transportation Holding Inc.(a)(b)	1,420	39,590
PHI Inc.(a)(b)	3,091	97,243
Quality Distribution Inc.(a)(b)	4,960	45,880
RailAmerica Inc.(a)	4,362	119,824
Rand Logistics Inc.(a)	4,114	30,978
Roadrunner Transportation Systems Inc.(a)(b)	2,962	47,925
Ryder System Inc.	11,890	464,423
Saia Inc.(a)	3,745	75,424
Scorpio Tankers Inc.(a)(b)	8,729	52,374
Ship Finance International Ltd.	10,429	163,944
Swift Transportation Co.(a)(b)	18,319	157,910
Teekay Corp.	8,387	261,674
Teekay Tankers Ltd. Class A(b)	14,599	54,600
Tidewater Inc.	11,909	577,944
Union Pacific Corp.	109,903	13,045,486
United Parcel Service Inc. Class B	167,146	11,962,639
Universal Truckload Services Inc.	1,234	19,707
UTi Worldwide Inc.	24,027	323,644
Werner Enterprises Inc.	10,198	217,931
XPO Logistics Inc.(a)(b)	4,090	50,062

		56,535,523
TRUCKING & LEASING – 0.03%
AMERCO	1,995	212,188
GATX Corp.	10,830	459,625
Greenbrier Companies Inc. (The)(a)(b)	5,287	85,332
TAL International Group Inc.	6,756	229,569
Textainer Group Holdings Ltd.	2,835	86,610
Willis Lease Finance Corp.(a)(b)	1,262	15,573

		1,088,897
VENTURE CAPITAL – 0.01%
Fidus Investment Corp.(b)	2,205	36,823
GSV Capital Corp.(a)	4,478	38,645
Harris & Harris Group Inc.(a)(b)	7,025	26,625
Hercules Technology Growth Capital Inc.	11,500	126,615

		228,708
WATER – 0.09%
American States Water Co.	4,387	194,915
American Water Works Co. Inc.	40,795	1,511,863
Aqua America Inc.	32,233	798,089
Artesian Resources Corp. Class A	1,806	41,953
California Water Service Group	9,792	182,621
Connecticut Water Service Inc.	1,941	61,918
Consolidated Water Co. Ltd.	3,304	27,324
Middlesex Water Co.	3,537	67,769
PICO Holdings Inc.(a)(b)	5,283	120,558
SJW Corp.	3,334	84,550
York Water Co. (The)	3,071	56,323

		3,147,883

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $3,613,136,049)		$3,659,580,530

INVESTMENT COMPANIES – 0.00%

CLOSED-END FUNDS – 0.00%
Firsthand Technology Value Fund Inc.(a)	1,980	34,531

		34,531

TOTAL INVESTMENT COMPANIES
(Cost: $37,440)		34,531

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	2,074	28,082

		28,082

TOTAL RIGHTS
(Cost: $16,099)		28,082

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	2,506	–

		–

TOTAL WARRANTS
(Cost: $0)		–

SHORT-TERM INVESTMENTS – 3.66%

MONEY MARKET FUNDS – 3.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	121,934,312	121,934,312
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	8,586,602	8,586,602

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	3,695,919	$3,695,919

		134,216,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,216,833)		134,216,833

TOTAL INVESTMENTS IN SECURITIES – 103.49%
(Cost: $3,747,406,421)		3,793,859,976

Other Assets, Less Liabilities – (3.49)%		(127,989,823)

NET ASSETS – 100.00%		$3,665,870,153

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.22%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,128	$6,745
Interpublic Group of Companies Inc. (The)	1,205	13,400
Lamar Advertising Co. Class A(a)	3,024	112,069
MDC Partners Inc.	432	5,331
Millennial Media Inc.(a)(b)	494	7,089
Omnicom Group Inc.	12,445	641,664

		786,298
AEROSPACE & DEFENSE – 2.12%
AeroVironment Inc.(a)	470	11,031
Astronics Corp.(a)(b)	462	14,230
BE Aerospace Inc.(a)	4,453	187,471
Boeing Co. (The)	30,747	2,140,606
CPI Aerostructures Inc.(a)(b)	260	2,818
Cubic Corp.	389	19,473
GenCorp Inc.(a)	2,161	20,508
HEICO Corp.	2,397	92,740
Kaman Corp.	1,202	43,104
LMI Aerospace Inc.(a)	47	961
Lockheed Martin Corp.	10,578	987,774
M/A-COM Technology Solutions Holdings Inc.(a)	83	1,054
Moog Inc. Class A(a)	239	9,051
National Presto Industries Inc.(b)	22	1,603
Rockwell Collins Inc.	6,595	353,756
SIFCO Industries Inc.	65	1,183
Spirit AeroSystems Holdings Inc. Class A(a)	1,227	27,252
Teledyne Technologies Inc.(a)	583	36,956
TransDigm Group Inc.(a)	2,323	329,564
Triumph Group Inc.	773	48,336
United Technologies Corp.	41,445	3,244,729

		7,574,200
AGRICULTURE – 2.75%
Alico Inc.	59	1,842
Altria Group Inc.	71,812	2,397,803
Cadiz Inc.(a)(b)	556	5,399
Limoneira Co.(b)	339	6,248
Lorillard Inc.	5,959	693,925
Philip Morris International Inc.	71,327	6,415,150
Reynolds American Inc.	5,030	218,000
Star Scientific Inc.(a)(b)	6,634	22,954
Tejon Ranch Co.(a)(b)	621	18,655
Vector Group Ltd.(b)	1,904	31,589

		9,811,565
AIRLINES – 0.27%
Alaska Air Group Inc.(a)	3,063	107,389
Allegiant Travel Co.(a)(b)	673	42,641
Copa Holdings SA Class A	1,218	98,987
Delta Air Lines Inc.(a)	24,713	226,371
Hawaiian Holdings Inc.(a)(b)	1,272	7,110
Republic Airways Holdings Inc.(a)(b)	1,217	5,635
SkyWest Inc.	213	2,200

Security	Shares	Value
Southwest Airlines Co.	6,776	$59,426
Spirit Airlines Inc.(a)	1,894	32,350
United Continental Holdings Inc.(a)(b)	15,012	292,734
US Airways Group Inc.(a)(b)	7,385	77,247

		952,090
APPAREL – 1.26%
Carter’s Inc.(a)	2,201	118,502
Cherokee Inc.	331	4,819
Coach Inc.	13,128	735,431
Crocs Inc.(a)	4,093	66,347
Deckers Outdoor Corp.(a)(b)	1,088	39,864
G-III Apparel Group Ltd.(a)	92	3,303
Hanesbrands Inc.(a)	4,470	142,504
Maidenform Brands Inc.(a)	760	15,565
Michael Kors Holdings Ltd.(a)	3,860	205,275
Nike Inc. Class B	16,459	1,562,124
Oxford Industries Inc.	638	36,015
R.G. Barry Corp.	366	5,395
Ralph Lauren Corp.	2,805	424,200
Steven Madden Ltd.(a)	1,786	78,084
True Religion Apparel Inc.	1,179	25,148
Under Armour Inc. Class A(a)	3,528	196,968
VF Corp.	4,006	638,396
Warnaco Group Inc. (The)(a)	1,637	84,960
Wolverine World Wide Inc.	2,214	98,235

		4,481,135
AUTO MANUFACTURERS – 0.07%
PACCAR Inc.	3,691	147,732
Tesla Motors Inc.(a)(b)	2,976	87,137
Wabash National Corp.(a)	2,980	21,248

		256,117
AUTO PARTS & EQUIPMENT – 0.39%
Allison Transmission Holdings Inc.(b)	1,190	23,943
BorgWarner Inc.(a)	5,177	357,783
Commercial Vehicle Group Inc.(a)	1,088	7,997
Cooper Tire & Rubber Co.	2,450	46,991
Dana Holding Corp.	689	8,475
Delphi Automotive PLC(a)	14,930	462,830
Dorman Products Inc.(a)	1,114	35,102
Fuel Systems Solutions Inc.(a)	144	2,475
Gentherm Inc.(a)(b)	1,328	16,520
Goodyear Tire & Rubber Co. (The)(a)	11,155	135,980
Meritor Inc.(a)	1,026	4,350
Tenneco Inc.(a)	2,762	77,336
Titan International Inc.(b)	1,917	33,854
Tower International Inc.(a)	289	2,228
Visteon Corp.(a)	122	5,424
WABCO Holdings Inc.(a)	2,736	157,785

		1,379,073
BANKS – 0.05%
Arrow Financial Corp.	25	625
Bank of the Ozarks Inc.	972	33,505
Bridge Capital Holdings(a)	123	1,902
Cass Information Systems Inc.	400	16,788
FNB United Corp.(a)(b)	340	4,039
Signature Bank(a)	379	25,423

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Texas Capital Bancshares Inc.(a)	1,617	$80,381
Westamerica Bancorp	700	32,935

		195,598
BEVERAGES – 3.70%
Boston Beer Co. Inc. (The) Class A(a)(b)	353	39,525
Brown-Forman Corp. Class B NVS	5,944	387,846
Coca-Cola Bottling Co. Consolidated	200	13,620
Coca-Cola Co. (The)	176,774	6,705,038
Coca-Cola Enterprises Inc.	993	31,051
Craft Brew Alliance Inc.(a)(b)	154	1,209
Dr Pepper Snapple Group Inc.	9,631	428,868
Farmer Bros. Co.(a)	18	171
Green Mountain Coffee Roasters Inc.(a)(b)	5,293	125,709
Monster Beverage Corp.(a)	6,522	353,232
National Beverage Corp.(a)	488	7,398
Peet’s Coffee & Tea Inc.(a)	610	44,737
PepsiCo Inc.	71,188	5,037,975

		13,176,379
BIOTECHNOLOGY – 3.51%
Acorda Therapeutics Inc.(a)	1,796	45,996
Aegerion Pharmaceuticals Inc.(a)	1,083	16,050
Affymax Inc.(a)	1,644	34,623
Agenus Inc.(a)	639	2,946
Alexion Pharmaceuticals Inc.(a)	8,764	1,002,602
Alnylam Pharmaceuticals Inc.(a)	2,128	39,985
AMAG Pharmaceuticals Inc.(a)(b)	774	13,731
Amgen Inc.	35,367	2,982,145
Arena Pharmaceuticals Inc.(a)(b)	8,843	73,574
ARIAD Pharmaceuticals Inc.(a)	7,589	183,843
ArQule Inc.(a)	2,533	12,944
BioCryst Pharmaceuticals Inc.(a)	2,247	9,527
Biogen Idec Inc.(a)	10,903	1,627,055
Biotime Inc.(a)(b)	1,424	5,981
Cambrex Corp.(a)	702	8,234
Celgene Corp.(a)	20,052	1,531,973
Celldex Therapeutics Inc.(a)	2,681	16,890
Ceres Inc.(a)(b)	316	1,795
Charles River Laboratories International Inc.(a)	1,411	55,876
Coronado Biosciences Inc.(a)	623	3,240
Cubist Pharmaceuticals Inc.(a)	2,907	138,606
Curis Inc.(a)(b)	2,783	11,522
Dendreon Corp.(a)(b)	6,998	33,800
Discovery Laboratories Inc.(a)(b)	1,991	6,530
Dynavax Technologies Corp.(a)(b)	6,981	33,230
Emergent BioSolutions Inc.(a)	237	3,368
Exact Sciences Corp.(a)	2,996	32,986
Exelixis Inc.(a)(b)	8,563	41,274
Gilead Sciences Inc.(a)	34,442	2,284,538
GTx Inc.(a)	801	3,669
Halozyme Therapeutics Inc.(a)(b)	4,119	31,140
Harvard Bioscience Inc.(a)	69	292
Illumina Inc.(a)	5,613	270,547
ImmunoGen Inc.(a)(b)	2,910	42,486
Immunomedics Inc.(a)(b)	2,820	9,898
Incyte Corp.(a)(b)	4,377	79,005
InterMune Inc.(a)	1,665	14,935
Lexicon Pharmaceuticals Inc.(a)	3,904	9,057
Life Technologies Corp.(a)	764	37,344
Ligand Pharmaceuticals Inc. Class B(a)(b)	755	12,948
Medicines Co. (The)(a)	2,509	64,757

Security	Shares	Value
Merrimack Pharmaceuticals Inc.(a)	698	$6,547
Momenta Pharmaceuticals Inc.(a)(b)	819	11,933
Myriad Genetics Inc.(a)	3,828	103,318
NewLink Genetics Corp.(a)(b)	580	9,413
Novavax Inc.(a)(b)	5,305	11,459
NPS Pharmaceuticals Inc.(a)(b)	2,598	24,031
Omeros Corp.(a)	918	8,629
OncoGenex Pharmaceutical Inc.(a)	667	9,451
Oncothyreon Inc.(a)(b)	2,607	13,400
PDL BioPharma Inc.	5,503	42,318
Regeneron Pharmaceuticals Inc.(a)	3,505	535,073
Repligen Corp.(a)	1,272	7,581
RTI Biologics Inc.(a)	135	563
Sangamo BioSciences Inc.(a)(b)	2,296	13,960
Seattle Genetics Inc.(a)	4,301	115,912
Sequenom Inc.(a)(b)	3,980	14,049
Spectrum Pharmaceuticals Inc.(a)(b)	2,709	31,695
Sunesis Pharmaceuticals Inc.(a)(b)	1,163	6,571
Transcept Pharmaceuticals Inc.(a)	174	924
Trius Therapeutics Inc.(a)(b)	1,138	6,635
United Therapeutics Corp.(a)	2,296	128,300
Verastem Inc.(a)(b)	237	2,225
Vertex Pharmaceuticals Inc.(a)	9,579	535,945
Vical Inc.(a)(b)	2,957	12,774
XOMA Corp.(a)	2,746	10,133
ZIOPHARM Oncology Inc.(a)(b)	2,994	16,317

		12,510,098
BUILDING MATERIALS – 0.23%
AAON Inc.(b)	825	16,244
American DG Energy Inc.(a)	1,014	2,626
Armstrong World Industries Inc.	964	44,701
Builders FirstSource Inc.(a)(b)	2,054	10,660
Comfort Systems USA Inc.	504	5,509
Drew Industries Inc.(a)	415	12,537
Eagle Materials Inc.	2,060	95,296
Fortune Brands Home & Security Inc.(a)	1,200	32,412
Headwaters Inc.(a)	2,788	18,345
Lennox International Inc.	2,316	112,002
Martin Marietta Materials Inc.	1,062	88,008
Masco Corp.	16,239	244,397
Nortek Inc.(a)	353	19,320
Patrick Industries Inc.(a)	184	2,847
PGT Inc.(a)	505	1,656
Simpson Manufacturing Co. Inc.	188	5,381
Trex Co. Inc.(a)	612	20,881
USG Corp.(a)(b)	3,371	73,993

		806,815
CHEMICALS – 3.15%
Aceto Corp.	289	2,731
Airgas Inc.	3,123	257,023
Albemarle Corp.	2,287	120,479
American Vanguard Corp.	1,267	44,092
Balchem Corp.	1,346	49,439
Celanese Corp. Series A	7,111	269,578
CF Industries Holdings Inc.	662	147,123
Chemtura Corp.(a)	3,121	53,744
E.I. du Pont de Nemours and Co.	42,608	2,141,904
Eastman Chemical Co.	5,673	323,418
Ecolab Inc.	11,792	764,239
FMC Corp.	6,232	345,128

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Georgia Gulf Corp.	985	$35,677
H.B. Fuller Co.	2,271	69,674
Hawkins Inc.	422	17,534
Innophos Holdings Inc.	983	47,666
Innospec Inc.(a)	128	4,342
International Flavors & Fragrances Inc.	3,688	219,731
Intrepid Potash Inc.(a)	1,165	25,024
KMG Chemicals Inc.	360	6,660
Landec Corp.(a)	294	3,366
LyondellBasell Industries NV Class A	1,068	55,173
Monsanto Co.	24,256	2,207,781
NewMarket Corp.	397	97,852
Olin Corp.	2,501	54,347
OMNOVA Solutions Inc.(a)	1,993	15,087
PolyOne Corp.	3,206	53,123
PPG Industries Inc.	6,952	798,368
Praxair Inc.	13,595	1,412,249
Quaker Chemical Corp.	164	7,654
Rockwood Holdings Inc.	939	43,757
RPM International Inc.	2,328	66,441
Sherwin-Williams Co. (The)	3,973	591,619
Sigma-Aldrich Corp.	5,499	395,763
Stepan Co.	361	34,699
TPC Group Inc.(a)	427	17,426
Valspar Corp. (The)	4,235	237,583
W.R. Grace & Co.(a)	3,098	183,030
Westlake Chemical Corp.	214	15,635
Zep Inc.	414	6,260

		11,242,419
COAL – 0.01%
SunCoke Energy Inc.(a)	2,251	36,286

		36,286
COMMERCIAL SERVICES – 2.87%
Aaron’s Inc.	2,630	73,140
Acacia Research Corp.(a)	2,262	62,001
Accretive Health Inc.(a)(b)	2,564	28,614
Advisory Board Co. (The)(a)(b)	1,561	74,663
Alliance Data Systems Corp.(a)	2,290	325,066
American Public Education Inc.(a)(b)	836	30,455
American Reprographics Co.(a)	232	991
AMN Healthcare Services Inc.(a)	1,038	10,442
Apollo Group Inc. Class A(a)(b)	4,360	126,658
Arbitron Inc.	1,192	45,177
Automatic Data Processing Inc.	22,272	1,306,476
AVEO Pharmaceuticals Inc.(a)(b)	1,638	17,052
Avis Budget Group Inc.(a)	4,829	74,270
Barrett Business Services Inc.	321	8,699
Bridgepoint Education Inc.(a)	782	7,937
Brink’s Co. (The)	2,152	55,285
Capella Education Co.(a)	607	21,281
Cardtronics Inc.(a)(b)	2,008	59,798
CDI Corp.	74	1,260
Chemed Corp.	860	59,589
Collectors Universe Inc.	246	3,451
Corporate Executive Board Co. (The)	1,513	81,142
CorVel Corp.(a)	272	12,172
CoStar Group Inc.(a)(b)	1,296	105,676
Deluxe Corp.	1,554	47,490
Dollar Thrifty Automotive Group Inc.(a)	670	58,243
Electro Rent Corp.	80	1,415

Security	Shares	Value
Equifax Inc.	4,925	$229,407
ExamWorks Group Inc.(a)(b)	250	3,730
ExlService Holdings Inc.(a)	1,064	31,388
FleetCor Technologies Inc.(a)	2,215	99,232
Forrester Research Inc.	644	18,528
Franklin Covey Co.(a)	447	5,364
Gartner Inc.(a)	4,241	195,468
Genpact Ltd.	4,625	77,145
Global Cash Access Inc.(a)	3,042	24,488
Global Payments Inc.	3,592	150,253
Grand Canyon Education Inc.(a)(b)	1,819	42,801
Great Lakes Dredge & Dock Corp.	306	2,356
Green Dot Corp. Class A(a)(b)	1,093	13,367
H&E Equipment Services Inc.	729	8,835
H&R Block Inc.	7,809	135,330
Hackett Group Inc. (The)(a)(b)	1,125	4,703
Healthcare Services Group Inc.	3,056	69,891
Heartland Payment Systems Inc.	1,741	55,155
Hertz Global Holdings Inc.(a)	6,391	87,748
HMS Holdings Corp.(a)	3,910	130,711
Huron Consulting Group Inc.(a)(b)	1,044	36,352
Insperity Inc.	999	25,205
Intersections Inc.	272	2,867
Iron Mountain Inc.	6,414	218,782
ITT Educational Services Inc.(a)(b)	1,093	35,227
K12 Inc.(a)(b)	1,216	24,563
Kenexa Corp.(a)	1,252	57,379
Kforce Inc.(a)	1,184	13,959
Landauer Inc.	415	24,784
Lender Processing Services Inc.	3,861	107,683
Mac-Gray Corp.	112	1,502
MasterCard Inc. Class A	4,930	2,225,796
Matthews International Corp. Class A	610	18,190
MAXIMUS Inc.	1,565	93,462
McGrath RentCorp	582	15,184
Medifast Inc.(a)(b)	600	15,690
MoneyGram International Inc.(a)	274	4,094
Monro Muffler Brake Inc.	1,415	49,794
Moody’s Corp.	8,927	394,306
Morningstar Inc.	1,096	68,653
Multi-Color Corp.	30	695
National American University Holdings Inc.	354	1,770
National Research Corp.	115	5,781
Odyssey Marine Exploration Inc.(a)(b)	3,341	10,558
On Assignment Inc.(a)	1,955	38,944
PAREXEL International Corp.(a)	2,724	83,790
Paychex Inc.	13,706	456,273
Performant Financial Corp.(a)	479	5,140
Premier Exhibitions Inc.(a)(b)	1,185	2,808
PRGX Global Inc.(a)(b)	852	7,293
Providence Service Corp. (The)(a)	112	1,455
Robert Half International Inc.	6,503	173,175
Rollins Inc.	2,824	66,053
RPX Corp.(a)(b)	886	9,932
SAIC Inc.	4,575	55,083
SEI Investments Co.	6,223	133,483
ServiceSource International Inc.(a)(b)	2,261	23,198
Sotheby’s	1,080	34,020
Standard Parking Corp.(a)(b)	695	15,589
Steiner Leisure Ltd.(a)(b)	691	32,166
Strayer Education Inc.(b)	534	34,363
Team Health Holdings Inc.(a)	1,292	35,052
Team Inc.(a)(b)	906	28,856
TMS International Corp.(a)	222	2,198

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
TNS Inc.(a)(b)	1,097	$16,400
Total System Services Inc.	6,327	149,950
Tree.com Inc.(a)	171	2,680
TrueBlue Inc.(a)	1,344	21,128
United Rentals Inc.(a)	4,273	139,770
Universal Technical Institute Inc.	637	8,727
Valassis Communications Inc.(a)	1,232	30,418
Vantiv Inc. Class A(a)	1,795	38,682
Verisk Analytics Inc. Class A(a)	5,767	274,567
VistaPrint NV(a)(b)	1,537	52,489
Weight Watchers International Inc.	1,211	63,941
Western Union Co.	27,791	506,352
Wright Express Corp.(a)(b)	1,769	123,335
Zillow Inc. Class A(a)(b)	142	5,990
Zipcar Inc.(a)(b)	1,015	7,897

		10,217,816

COMPUTERS – 13.30%
3D Systems Corp.(a)(b)	2,125	69,806
Accenture PLC Class A	29,298	2,051,739
Acorn Energy Inc.(b)	819	7,305
Apple Inc.	42,539	28,384,573
CACI International Inc. Class A(a)	91	4,713
Cadence Design Systems Inc.(a)	12,569	161,700
Carbonite Inc.(a)(b)	518	3,631
Cognizant Technology Solutions Corp. Class A(a)	13,894	971,468
Computer Task Group Inc.(a)(b)	578	9,352
Cray Inc.(a)(b)	1,687	21,425
Datalink Corp.(a)(b)	698	5,779
Diebold Inc.	224	7,551
Digimarc Corp.(b)	332	7,387
DST Systems Inc.	252	14,253
Echelon Corp.(a)(b)	909	3,491
Electronics For Imaging Inc.(a)	144	2,392
EMC Corp.(a)	95,488	2,603,958
Fortinet Inc.(a)	5,940	143,392
Fusion-io Inc.(a)(b)	3,070	92,929
iGATE Corp.(a)	1,465	26,619
IHS Inc. Class A(a)	2,291	223,029
Immersion Corp.(a)	1,141	6,241
International Business Machines Corp.	49,593	10,288,068
j2 Global Inc.	1,740	57,107
Jack Henry & Associates Inc.	3,996	151,448
Keyw Holding Corp. (The)(a)	363	4,538
LivePerson Inc.(a)	2,505	45,366
Manhattan Associates Inc.(a)(b)	916	52,459
Mattersight Corp.(a)(b)	440	2,605
Maxwell Technologies Inc.(a)(b)	1,248	10,134
Mentor Graphics Corp.(a)	2,291	35,465
MICROS Systems Inc.(a)	3,618	177,716
MTS Systems Corp.	731	39,145
NCR Corp.(a)	7,220	168,298
NetApp Inc.(a)	11,071	364,014
NetScout Systems Inc.(a)	1,641	41,862
Quantum Corp.(a)	682	1,098
RealD Inc.(a)(b)	1,717	15,350
Riverbed Technology Inc.(a)	7,199	167,521
Silicon Graphics International Corp.(a)(b)	69	628
Stratasys Inc.(a)(b)	970	52,768
Super Micro Computer Inc.(a)(b)	1,168	14,051
Synaptics Inc.(a)	1,532	36,799
Synopsys Inc.(a)	496	16,378
Syntel Inc.	701	43,749

Security	Shares	Value
Teradata Corp.(a)	7,717	$581,939
Unisys Corp.(a)(b)	1,018	21,195
Virtusa Corp.(a)(b)	851	15,122
Vocera Communications Inc.(a)	129	3,987
Western Digital Corp.	4,371	169,289

		47,400,832

COSMETICS & PERSONAL CARE – 1.04%
Avon Products Inc.	15,136	241,419
Colgate-Palmolive Co.	19,899	2,133,571
Elizabeth Arden Inc.(a)(b)	981	46,342
Estee Lauder Companies Inc. (The) Class A	10,508	646,978
Inter Parfums Inc.	530	9,699
Procter & Gamble Co. (The)	9,062	628,540

		3,706,549

DISTRIBUTION & WHOLESALE – 0.69%
Beacon Roofing Supply Inc.(a)(b)	2,141	61,019
Core-Mark Holding Co. Inc.	69	3,320
Fastenal Co.	13,410	576,496
Fossil Inc.(a)	2,487	210,649
Genuine Parts Co.	7,072	431,604
Houston Wire & Cable Co.	287	3,088
LKQ Corp.(a)	13,414	248,159
MRC Global Inc.(a)	635	15,615
MWI Veterinary Supply Inc.(a)	562	59,954
Owens & Minor Inc.	2,471	73,833
Pool Corp.	2,159	89,771
Rentrak Corp.(a)	251	4,249
Titan Machinery Inc.(a)(b)	770	15,616
United Stationers Inc.	103	2,680
W.W. Grainger Inc.	2,673	556,973
Watsco Inc.	1,338	101,407

		2,454,433

DIVERSIFIED FINANCIAL SERVICES – 2.33%
Affiliated Managers Group Inc.(a)	1,743	214,389
American Express Co.	29,299	1,665,941
BGC Partners Inc. Class A	4,483	21,967
BlackRock Inc.(c)	3,116	555,583
CBOE Holdings Inc.	3,442	101,264
Cohen & Steers Inc.(b)	841	24,910
Credit Acceptance Corp.(a)	358	30,613
DFC Global Corp.(a)	1,565	26,840
Diamond Hill Investment Group Inc.	112	8,588
Duff & Phelps Corp. Class A	385	5,240
Eaton Vance Corp.	5,249	152,011
Ellie Mae Inc.(a)(b)	1,116	30,389
Encore Capital Group Inc.(a)(b)	791	22,354
Epoch Holding Corp.	726	16,771
Evercore Partners Inc. Class A	116	3,132
Federated Investors Inc. Class B(b)	3,482	72,043
Financial Engines Inc.(a)(b)	2,108	50,234
Franklin Resources Inc.	1,477	184,728
GAMCO Investors Inc. Class A	295	14,676
Greenhill & Co. Inc.	1,335	69,086
Higher One Holdings Inc.(a)(b)	1,476	19,896
IntercontinentalExchange Inc.(a)	3,297	439,853
Ladenburg Thalmann Financial Services Inc.(a)(b)	4,658	6,148
Lazard Ltd. Class A(b)	5,235	153,019
LPL Financial Holdings Inc.	1,984	56,623

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
MarketAxess Holdings Inc.	1,661	$52,488
MicroFinancial Inc.	188	1,720
Nationstar Mortgage Holdings Inc.(a)	873	28,966
Netspend Holdings Inc.(a)	1,416	13,919
Ocwen Financial Corp.(a)	296	8,113
Portfolio Recovery Associates Inc.(a)	771	80,515
Pzena Investment Management Inc. Class A	381	1,985
Regional Management Corp.(a)	222	3,829
SeaCube Container Leasing Ltd.	84	1,575
Stifel Financial Corp.(a)	1,201	40,354
T. Rowe Price Group Inc.	11,652	737,572
Teton Advisors Inc. Class B	3	39
Virtus Investment Partners Inc.(a)	145	12,470
Visa Inc. Class A	23,765	3,191,164
Waddell & Reed Financial Inc. Class A	3,938	129,048
WageWorks Inc.(a)	186	3,246
Westwood Holdings Group Inc.	315	12,288
WisdomTree Investments Inc.(a)(b)	2,670	17,889
World Acceptance Corp.(a)(b)	520	35,074

		8,318,552

ELECTRIC – 0.06%
Ameresco Inc. Class A(a)(b)	694	8,196
Atlantic Power Corp.	389	5,819
EnerNOC Inc.(a)	290	3,764
ITC Holdings Corp.	2,334	176,404
Ormat Technologies Inc.	229	4,294
Otter Tail Corp.	82	1,957

		200,434

ELECTRICAL COMPONENTS & EQUIPMENT – 0.65%
Acuity Brands Inc.	1,941	122,846
American Superconductor Corp.(a)	30	124
AMETEK Inc.	11,037	391,262
Belden Inc.	1,802	66,458
Capstone Turbine Corp.(a)(b)	13,713	13,713
Coleman Cable Inc.	365	3,519
Emerson Electric Co.	28,090	1,355,904
EnerSys Inc.(a)	795	28,055
Generac Holdings Inc.	515	11,788
General Cable Corp.(a)(b)	136	3,996
Graham Corp.	433	7,824
Hubbell Inc. Class B	2,240	180,858
Insteel Industries Inc.	44	516
Littelfuse Inc.	892	50,434
Powell Industries Inc.(a)	176	6,806
SunPower Corp.(a)	843	3,802
Universal Display Corp.(a)	1,807	62,125
Vicor Corp.	154	1,027

		2,311,057

ELECTRONICS – 1.40%
Agilent Technologies Inc.	15,766	606,203
American Science and Engineering Inc.	74	4,855
Amphenol Corp. Class A	7,350	432,768
Analogic Corp.	559	43,697
Badger Meter Inc.	661	24,054
Coherent Inc.(a)	313	14,354
Cymer Inc.(a)	435	22,211
Daktronics Inc.	170	1,617
ESCO Technologies Inc.	390	15,151

Security	Shares	Value
FARO Technologies Inc.(a)(b)	770	$31,816
FEI Co.	1,578	84,423
FLIR Systems Inc.	5,678	113,418
Fluidigm Corp.(a)	1,194	20,298
Garmin Ltd.	371	15,486
Gentex Corp.	6,587	112,045
GSI Group Inc.(a)	122	1,087
Honeywell International Inc.	35,433	2,117,122
II-VI Inc.(a)	2,033	38,668
InvenSense Inc.(a)(b)	1,658	19,813
Jabil Circuit Inc.	1,538	28,791
Measurement Specialties Inc.(a)	605	19,953
Mesa Laboratories Inc.	119	5,757
Mettler-Toledo International Inc.(a)	1,419	242,280
Multi-Fineline Electronix Inc.(a)	69	1,556
National Instruments Corp.	4,246	106,872
NVE Corp.(a)(b)	206	12,193
OSI Systems Inc.(a)(b)	903	70,289
Plexus Corp.(a)	694	21,021
Rogers Corp.(a)	315	13,343
Sypris Solutions Inc.	328	2,342
Taser International Inc.(a)(b)	2,406	14,508
Trimble Navigation Ltd.(a)	5,694	271,376
Waters Corp.(a)	4,041	336,737
Woodward Inc.	3,169	107,683
Zagg Inc.(a)(b)	1,162	9,912
Zygo Corp.(a)	113	2,067

		4,985,766

ENERGY - ALTERNATE SOURCES – 0.02%
Clean Energy Fuels Corp.(a)(b)	3,007	39,602
Enphase Energy Inc.(a)	291	1,205
FuelCell Energy Inc.(a)(b)	1,730	1,522
Gevo Inc.(a)(b)	1,982	4,222
KiOR Inc. Class A(a)(b)	1,206	11,216
Renewable Energy Group Inc.(a)(b)	12	80
Saratoga Resources Inc.(a)	832	4,559
Solazyme Inc.(a)(b)	1,492	17,128

		79,534

ENGINEERING & CONSTRUCTION – 0.16%
Aegion Corp.(a)	254	4,867
Argan Inc.	69	1,204
Chicago Bridge & Iron Co. NV	2,717	103,490
Dycom Industries Inc.(a)	1,337	19,226
Exponent Inc.(a)(b)	611	34,882
Fluor Corp.	5,742	323,160
MasTec Inc.(a)(b)	2,454	48,344
Mistras Group Inc.(a)(b)	713	16,542
MYR Group Inc.(a)(b)	512	10,214
Sterling Construction Co. Inc.(a)	4	40

		561,969

ENTERTAINMENT – 0.19%
Bally Technologies Inc.(a)	1,961	96,854
Carmike Cinemas Inc.(a)	259	2,914
Churchill Downs Inc.	196	12,293
Cinemark Holdings Inc.	5,221	117,107
Dolby Laboratories Inc. Class A(a)	1,337	43,787
International Game Technology	6,682	87,467
Lions Gate Entertainment Corp.(a)(b)	3,860	58,942

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Madison Square Garden Inc. Class A(a)	161	$6,484
Multimedia Games Holding Co. Inc.(a)(b)	1,247	19,615
National CineMedia Inc.	852	13,947
Penn National Gaming Inc.(a)	240	10,344
Pinnacle Entertainment Inc.(a)	160	1,960
Regal Entertainment Group Class A	1,358	19,107
Scientific Games Corp. Class A(a)	332	2,746
Shuffle Master Inc.(a)(b)	2,502	39,557
Six Flags Entertainment Corp.	1,803	106,016
Vail Resorts Inc.	576	33,206

		672,346

ENVIRONMENTAL CONTROL – 0.20%
ADA-ES Inc.(a)	411	9,704
Calgon Carbon Corp.(a)	2,182	31,224
Casella Waste Systems Inc. Class A(a)	64	274
CECO Environmental Corp.	280	2,736
Clean Harbors Inc.(a)	2,176	106,297
Covanta Holding Corp.	336	5,766
Darling International Inc.(a)	1,623	29,685
EnergySolutions Inc.(a)	760	2,075
GSE Holding Inc.(a)(b)	412	3,234
Heckmann Corp.(a)(b)	400	1,680
Heritage-Crystal Clean Inc.(a)(b)	357	7,086
Met-Pro Corp.	46	412
Mine Safety Appliances Co.	1,262	47,035
Rentech Inc.(a)	7,039	17,316
Stericycle Inc.(a)	3,868	350,131
Tetra Tech Inc.(a)	2,352	61,763
TRC Companies Inc.(a)(b)	522	3,925
US Ecology Inc.	520	11,222
Waste Connections Inc.	328	9,922

		701,487

FOOD – 1.78%
Annie’s Inc.(a)	162	7,264
Arden Group Inc. Class A	30	2,911
B&G Foods Inc. Class A	2,201	66,712
Cal-Maine Foods Inc.	567	25,481
Calavo Growers Inc.	518	12,950
Campbell Soup Co.	6,244	217,416
Chefs’ Warehouse Inc. (The)(a)(b)	502	8,223
Dean Foods Co.(a)	7,260	118,701
Flowers Foods Inc.	5,100	102,918
Fresh Market Inc. (The)(a)	1,258	75,455
General Mills Inc.	23,082	919,818
H.J. Heinz Co.	9,119	510,208
Hain Celestial Group Inc.(a)	1,676	105,588
Harris Teeter Supermarkets Inc.	274	10,642
Hershey Co. (The)	6,869	486,943
Hillshire Brands Co.	4,570	122,385
Hormel Foods Corp.	3,491	102,077
Ingredion Inc.	742	40,929
Inventure Foods Inc.(a)	600	3,414
J&J Snack Foods Corp.	679	38,927
Kellogg Co.	10,445	539,589
Kraft Foods Inc. Class A	4,193	173,380
Kroger Co. (The)	24,085	566,961
Lancaster Colony Corp.	843	61,750
Lifeway Foods Inc.	200	1,900
McCormick & Co. Inc. NVS	6,030	374,101
Pilgrim’s Pride Corp.(a)	2,216	11,324

Security	Shares	Value
Post Holdings Inc.(a)(b)	885	$26,603
Safeway Inc.	1,510	24,296
Sanderson Farms Inc.	1,045	46,367
Snyders-Lance Inc.	1,785	44,625
SUPERVALU Inc.(b)	7,315	17,629
Sysco Corp.	14,036	438,906
Tootsie Roll Industries Inc.(b)	994	26,818
TreeHouse Foods Inc.(a)	1,103	57,907
United Natural Foods Inc.(a)	2,221	129,817
Whole Foods Market Inc.	8,376	815,822

		6,336,757

FOREST PRODUCTS & PAPER – 0.05%
Buckeye Technologies Inc.	1,048	33,599
Clearwater Paper Corp.(a)(b)	850	35,113
Deltic Timber Corp.	495	32,304
Neenah Paper Inc.	436	12,487
Orchids Paper Products Co.	127	2,291
P.H. Glatfelter Co.	328	5,842
Schweitzer-Mauduit International Inc.	1,050	34,639
Wausau Paper Corp.	1,906	17,650

		173,925

GAS – 0.02%
Piedmont Natural Gas Co.	275	8,932
Questar Corp.	1,825	37,102
South Jersey Industries Inc.	303	16,038

		62,072

HAND & MACHINE TOOLS – 0.07%
Franklin Electric Co. Inc.	1,016	61,458
Lincoln Electric Holdings Inc.	3,807	148,663
Snap-on Inc.	526	37,804

		247,925

HEALTH CARE - PRODUCTS – 2.25%
Abaxis Inc.(a)	984	35,345
ABIOMED Inc.(a)(b)	1,521	31,926
Accuray Inc.(a)(b)	3,249	23,003
ArthroCare Corp.(a)	1,038	33,631
AtriCure Inc.(a)(b)	613	4,561
Atrion Corp.	67	14,841
Baxter International Inc.	22,936	1,382,123
Becton, Dickinson and Co.	8,631	678,051
BG Medicine Inc.(a)	507	1,866
Bruker Corp.(a)	4,240	55,502
C.R. Bard Inc.	3,816	399,344
Cantel Medical Corp.	966	26,159
Cardiovascular Systems Inc.(a)(b)	720	8,323
Cepheid Inc.(a)(b)	3,006	103,737
Cerus Corp.(a)	2,157	7,334
Conceptus Inc.(a)(b)	1,446	29,368
Cooper Companies Inc. (The)	642	60,643
Covidien PLC	1,117	66,372
Cyberonics Inc.(a)	1,250	65,525
Cynosure Inc. Class A(a)	221	5,830
DexCom Inc.(a)(b)	3,075	46,217
Edwards Lifesciences Corp.(a)	5,241	562,726
Endologix Inc.(a)(b)	2,519	34,813
EnteroMedics Inc.(a)	1,166	4,256

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Exactech Inc.(a)	86	$1,533
Female Health Co. (The)	810	5,792
Genomic Health Inc.(a)(b)	727	25,220
Globus Medical Inc.(a)	342	6,166
Haemonetics Corp.(a)(b)	1,147	91,989
Hansen Medical Inc.(a)(b)	2,685	5,236
HeartWare International Inc.(a)(b)	643	60,757
Henry Schein Inc.(a)	2,321	183,986
ICU Medical Inc.(a)	518	31,329
IDEXX Laboratories Inc.(a)	2,503	248,673
ImmunoCellular Therapeutics Ltd.(a)	1,822	5,120
Insulet Corp.(a)(b)	2,174	46,915
Integra LifeSciences Holdings Corp.(a)	506	20,797
Intuitive Surgical Inc.(a)	1,808	896,099
IRIS International Inc.(a)	727	14,191
Luminex Corp.(a)(b)	1,899	36,917
MAKO Surgical Corp.(a)(b)	1,644	28,622
Masimo Corp.(a)	2,269	54,864
Medtronic Inc.	2,875	123,970
Merge Healthcare Inc.(a)(b)	1,971	7,549
Meridian Bioscience Inc.	1,875	35,963
Merit Medical Systems Inc.(a)	107	1,598
Natus Medical Inc.(a)	825	10,783
Navidea Biopharmaceuticals Inc.(a)(b)	4,225	11,619
NuVasive Inc.(a)	482	11,043
NxStage Medical Inc.(a)	2,241	29,604
OraSure Technologies Inc.(a)(b)	2,392	26,599
Orthofix International NV(a)	681	30,475
PhotoMedex Inc.(a)(b)	507	7,128
PSS World Medical Inc.(a)	2,285	52,052
Quidel Corp.(a)(b)	1,248	23,625
ResMed Inc.(b)	6,501	263,095
Rochester Medical Corp.(a)(b)	427	5,043
Rockwell Medical Technologies Inc.(a)(b)	906	7,402
Sirona Dental Systems Inc.(a)	466	26,543
Spectranetics Corp.(a)(b)	1,599	23,585
St. Jude Medical Inc.	11,001	463,472
Staar Surgical Co.(a)	1,656	12,519
Steris Corp.	1,935	68,634
Stryker Corp.	10,327	574,801
SurModics Inc.(a)	161	3,255
Symmetry Medical Inc.(a)	579	5,726
TECHNE Corp.	1,665	119,780
Thoratec Corp.(a)	2,670	92,382
Tornier NV(a)(b)	462	8,755
Unilife Corp.(a)(b)	3,382	10,552
Utah Medical Products Inc.	151	5,132
Varian Medical Systems Inc.(a)	5,070	305,822
Vascular Solutions Inc.(a)	740	10,959
Volcano Corp.(a)	2,424	69,254
West Pharmaceutical Services Inc.	983	52,168
Young Innovations Inc.	125	4,888
Zeltiq Aesthetics Inc.(a)	240	1,354
Zimmer Holdings Inc.	802	54,231

		8,007,062

HEALTH CARE – SERVICES – 0.52%
Acadia Healthcare Co. Inc.(a)(b)	1,050	25,043
Air Methods Corp.(a)(b)	585	69,832
AMERIGROUP Corp.(a)	1,550	141,717
AmSurg Corp.(a)	472	13,395
Bio-Reference Laboratories Inc.(a)(b)	1,136	32,467
Capital Senior Living Corp.(a)(b)	1,111	16,076

Security	Shares	Value
Centene Corp.(a)	2,341	$87,577
Covance Inc.(a)	158	7,377
DaVita Inc.(a)	4,274	442,829
Emeritus Corp.(a)(b)	1,428	29,902
Ensign Group Inc. (The)	490	14,997
HCA Holdings Inc.	4,893	162,692
HealthSouth Corp.(a)	3,670	88,300
IPC The Hospitalist Co. Inc.(a)(b)	760	34,732
Laboratory Corp. of America Holdings(a)	4,401	406,961
LHC Group Inc.(a)	37	683
Magellan Health Services Inc.(a)	65	3,355
Metropolitan Health Networks Inc.(a)(b)	2,013	18,801
Molina Healthcare Inc.(a)	109	2,741
Quest Diagnostics Inc.	851	53,979
Skilled Healthcare Group Inc. Class A(a)	818	5,260
Sunrise Senior Living Inc.(a)	2,134	30,452
Tenet Healthcare Corp.(a)	1,157	7,254
U.S. Physical Therapy Inc.	516	14,257
Universal Health Services Inc. Class B(b)	234	10,701
Vanguard Health Systems Inc.(a)	1,255	15,524
WellCare Health Plans Inc.(a)	946	53,496
WellPoint Inc.	933	54,123

		1,844,523

HOLDING COMPANIES – DIVERSIFIED – 0.02%
Horizon Pharma Inc.(a)	533	1,850
Leucadia National Corp.	2,120	48,230
Main Street Capital Corp.	89	2,626
Primoris Services Corp.	363	4,737

		57,443

HOME BUILDERS – 0.07%
Cavco Industries Inc.(a)(b)	284	13,033
D.R. Horton Inc.	925	19,092
Meritage Homes Corp.(a)	314	11,941
NVR Inc.(a)	204	172,278
Ryland Group Inc. (The)	1,145	34,350
Thor Industries Inc.	140	5,085
Winnebago Industries Inc.(a)	368	4,648

		260,427

HOME FURNISHINGS – 0.07%
American Woodmark Corp.(a)	83	1,658
DTS Inc.(a)(b)	955	22,232
Ethan Allen Interiors Inc.	955	20,934
La-Z-Boy Inc.(a)	698	10,212
Select Comfort Corp.(a)(b)	2,580	81,399
Skullcandy Inc.(a)(b)	738	10,147
Tempur-Pedic International Inc.(a)	2,689	80,374
TiVo Inc.(a)	2,828	29,496

		256,452

HOUSEHOLD PRODUCTS & WARES – 0.57%
A.T. Cross Co. Class A(a)(b)	383	3,819
ACCO Brands Corp.(a)	2,362	15,329
American Greetings Corp. Class A(b)	102	1,714
Blyth Inc.	473	12,293
Central Garden & Pet Co. Class A(a)	268	3,237
Church & Dwight Co. Inc.	3,895	210,291
Clorox Co. (The)	358	25,794

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Jarden Corp.	831	$43,910
Kimberly-Clark Corp.	15,962	1,369,220
Prestige Brands Holdings Inc.(a)	1,511	25,627
Scotts Miracle-Gro Co. (The) Class A	1,688	73,377
Spectrum Brands Holdings Inc.(a)	874	34,969
Tumi Holdings Inc.(a)	983	23,140
Tupperware Brands Corp.	2,542	136,226
WD-40 Co.	706	37,164

		2,016,110

HOUSEWARES – 0.03%
Libbey Inc.(a)(b)	967	15,259
Toro Co. (The)	2,720	108,202

		123,461

INSURANCE – 0.50%
Allied World Assurance Co. Holdings Ltd.	845	65,276
AmTrust Financial Services Inc.	200	5,124
Aon PLC	1,262	65,990
Arch Capital Group Ltd.(a)	691	28,801
Arthur J. Gallagher & Co.	5,390	193,070
Brown & Brown Inc.	474	12,357
eHealth Inc.(a)(b)	893	16,762
Endurance Specialty Holdings Ltd.	203	7,815
Erie Indemnity Co. Class A	1,174	75,453
First American Financial Corp.	443	9,600
Flagstone Reinsurance Holdings SA	133	1,142
Greenlight Capital Re Ltd. Class A(a)	358	8,860
Hallmark Financial Services Inc.(a)	28	228
Hanover Insurance Group Inc. (The)	933	34,764
Homeowners Choice Inc.	91	2,139
Marsh & McLennan Companies Inc.	19,766	670,660
Meadowbrook Insurance Group Inc.	171	1,315
Montpelier Re Holdings Ltd.	292	6,462
Navigators Group Inc. (The)(a)	193	9,500
State Auto Financial Corp.	76	1,246
Tower Group Inc.	854	16,559
Travelers Companies Inc. (The)	7,664	523,145
Validus Holdings Ltd.	719	24,381

		1,780,649

INTERNET – 5.97%
1-800-FLOWERS.COM Inc.(a)	69	257
Active Network Inc. (The)(a)	1,768	22,153
Amazon.com Inc.(a)	16,450	4,183,564
Ambient Corp.(a)(b)	180	947
Ancestry.com Inc.(a)	1,331	40,037
Angie’s List Inc.(a)(b)	1,621	17,150
AOL Inc.(a)	990	34,878
Bankrate Inc.(a)(b)	1,847	28,776
Bazaarvoice Inc.(a)(b)	308	4,666
Blucora Inc.(a)	326	5,806
Blue Nile Inc.(a)(b)	525	19,472
Boingo Wireless Inc.(a)	721	5,725
Brightcove Inc.(a)	202	2,359
BroadSoft Inc.(a)(b)	1,250	51,275
CafePress Inc.(a)	211	1,922
Cogent Communications Group Inc.(b)	2,097	48,210
comScore Inc.(a)	1,610	24,553
Constant Contact Inc.(a)(b)	1,360	23,664
DealerTrack Holdings Inc.(a)	1,725	48,041

Security	Shares	Value
Dice Holdings Inc.(a)(b)	2,123	$17,876
eBay Inc.(a)	52,673	2,549,900
Equinix Inc.(a)	2,180	449,189
ExactTarget Inc.(a)	446	10,802
Expedia Inc.	2,507	145,005
F5 Networks Inc.(a)	3,610	377,967
Facebook Inc. Class A(a)	19,113	413,796
Global Sources Ltd.(a)	120	787
Google Inc. Class A(a)	11,778	8,886,501
Groupon Inc.(a)	1,972	9,387
HealthStream Inc.(a)(b)	889	25,301
HomeAway Inc.(a)	1,301	30,508
IAC/InterActiveCorp	589	30,663
ICG Group Inc.(a)	112	1,138
Internap Network Services Corp.(a)(b)	1,214	8,559
iPass Inc.(a)(b)	2,205	4,851
Kayak Software Corp.(a)	153	5,406
Liberty Interactive Corp. Series A(a)	3,634	67,229
Liberty Ventures Series A(a)	285	14,147
LinkedIn Corp. Class A(a)	2,815	338,926
Lionbridge Technologies Inc.(a)(b)	2,694	9,483
Liquidity Services Inc.(a)(b)	1,073	53,875
magicJack VocalTec Ltd.(a)(b)	477	11,701
MeetMe Inc.(a)(b)	305	869
Move Inc.(a)	1,724	14,861
Netflix Inc.(a)(b)	2,534	137,951
NIC Inc.	2,940	43,512
NutriSystem Inc.	1,302	13,710
OpenTable Inc.(a)	1,025	42,640
Orbitz Worldwide Inc.(a)	1,059	2,700
Overstock.com Inc.(a)(b)	506	5,242
Pandora Media Inc.(a)(b)	4,642	50,830
Perficient Inc.(a)(b)	1,123	13,555
Priceline.com Inc.(a)	2,266	1,402,042
Rackspace Hosting Inc.(a)	4,962	327,939
ReachLocal Inc.(a)(b)	439	5,505
Responsys Inc.(a)	1,629	16,665
Saba Software Inc.(a)(b)	1,254	12,527
Sapient Corp.(a)	5,605	59,749
Shutterfly Inc.(a)(b)	407	12,666
Sourcefire Inc.(a)	1,345	65,945
Spark Networks Inc.(a)	529	3,238
Splunk Inc.(a)(b)	707	25,961
SPS Commerce Inc.(a)	621	23,890
Stamps.com Inc.(a)	646	14,948
Support.com Inc.(a)(b)	1,317	5,571
Symantec Corp.(a)	1,865	33,570
Synacor Inc.(a)	294	2,229
TIBCO Software Inc.(a)	7,500	226,725
Towerstream Corp.(a)(b)	2,169	8,806
Travelzoo Inc.(a)(b)	327	7,707
TripAdvisor Inc.(a)	3,978	130,996
Unwired Planet Inc.(a)	1,189	2,283
US Auto Parts Network Inc.(a)(b)	647	2,239
ValueClick Inc.(a)	1,954	33,589
Vasco Data Security International Inc.(a)(b)	571	5,356
VeriSign Inc.(a)	6,611	321,890
VirnetX Holding Corp.(a)(b)	1,908	48,520
Vitacost.com Inc.(a)	1,070	7,255
Vocus Inc.(a)(b)	941	18,876
Web.com Group Inc.(a)	1,597	28,666
Websense Inc.(a)	1,681	26,308
XO Group Inc.(a)	1,196	9,987
Yelp Inc.(a)	386	10,441

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Zix Corp.(a)(b)	2,909	$8,349
Zynga Inc. Class A(a)(b)	5,969	16,952

		21,279,712

IRON & STEEL – 0.01%
AK Steel Holding Corp.	703	3,375
Carpenter Technology Corp.	157	8,214
Metals USA Holdings Corp.(a)	127	1,698
Steel Dynamics Inc.	2,149	24,133

		37,420

LEISURE TIME – 0.26%
Arctic Cat Inc.(a)	577	23,922
Brunswick Corp.	4,063	91,946
Harley-Davidson Inc.	10,495	444,673
Interval Leisure Group Inc.	1,772	33,544
Life Time Fitness Inc.(a)(b)	1,805	82,561
Marine Products Corp.	211	1,258
Polaris Industries Inc.	2,942	237,919
Town Sports International Holdings Inc.(a)	1,058	13,087

		928,910

LODGING – 0.74%
Ameristar Casinos Inc.	1,302	23,176
Boyd Gaming Corp.(a)	196	1,384
Caesars Entertainment Corp.(a)(b)	1,500	10,200
Choice Hotels International Inc.	102	3,263
Las Vegas Sands Corp.	18,138	841,059
Marriott International Inc. Class A	10,662	416,884
Morgans Hotel Group Co.(a)	331	2,125
MTR Gaming Group Inc.(a)	1,036	4,362
Ryman Hospitality Properties Inc.(a)	850	33,600
Starwood Hotels & Resorts Worldwide Inc.	8,961	519,380
Wyndham Worldwide Corp.	6,636	348,257
Wynn Resorts Ltd.	3,626	418,585

		2,622,275

MACHINERY – 2.14%
Altra Holdings Inc.(b)	667	12,139
Applied Industrial Technologies Inc.	1,767	73,207
Babcock & Wilcox Co. (The)(a)	5,433	138,379
Cascade Corp.	22	1,204
Caterpillar Inc.	29,673	2,553,065
Chart Industries Inc.(a)(b)	1,361	100,510
Cognex Corp.	1,949	67,396
Cummins Inc.	8,769	808,590
Deere & Co.	18,103	1,493,316
DXP Enterprises Inc.(a)(b)	379	18,105
Flow International Corp.(a)	446	1,650
Flowserve Corp.	2,146	274,130
Gorman-Rupp Co. (The)	661	17,847
Graco Inc.	2,753	138,421
IDEX Corp.	739	30,868
Intermec Inc.(a)	352	2,186
iRobot Corp.(a)	1,250	28,450
Joy Global Inc.	4,814	269,873
Lindsay Corp.	578	41,599
Manitowoc Co. Inc. (The)	4,577	61,057
Middleby Corp. (The)(a)	854	98,757
Nordson Corp.	2,712	158,977

Security	Shares	Value
Robbins & Myers Inc.	720	$42,912
Rockwell Automation Inc.	6,490	451,380
Roper Industries Inc.	4,424	486,153
Sauer-Danfoss Inc.	547	21,995
Tennant Co.	844	36,140
Wabtec Corp.	2,190	175,835
Xylem Inc.	921	23,163
Zebra Technologies Corp. Class A(a)	371	13,927

		7,641,231

MANUFACTURING – 1.92%
3M Co.	28,367	2,621,678
A.O. Smith Corp.	487	28,022
Actuant Corp. Class A	582	16,657
AptarGroup Inc.	1,017	52,589
AZZ Inc.	1,158	43,981
Blount International Inc.(a)	2,241	29,492
Carlisle Companies Inc.	252	13,084
CLARCOR Inc.	2,286	102,024
Colfax Corp.(a)	427	15,658
Cooper Industries PLC	4,991	374,624
Danaher Corp.	8,982	495,357
Donaldson Co. Inc.	6,768	234,917
EnPro Industries Inc.(a)	492	17,717
Federal Signal Corp.(a)	229	1,447
GP Strategies Corp.(a)(b)	613	11,843
Handy & Harman Ltd.(a)	219	3,237
Hexcel Corp.(a)(b)	4,529	108,787
Hillenbrand Inc.	2,505	45,566
Illinois Tool Works Inc.	18,256	1,085,684
Ingersoll-Rand PLC	11,114	498,130
ITT Corp.	992	19,989
John Bean Technologies Corp.	1,319	21,539
Koppers Holdings Inc.	943	32,939
LSB Industries Inc.(a)	489	21,452
Movado Group Inc.	60	2,023
Myers Industries Inc.	1,526	23,836
Pall Corp.	5,268	334,465
Park-Ohio Holdings Corp.(a)(b)	363	7,866
Parker Hannifin Corp.	3,090	258,262
Polypore International Inc.(a)(b)	2,117	74,836
Proto Labs Inc.(a)(b)	229	7,745
Raven Industries Inc.	1,630	47,971
Smith & Wesson Holding Corp.(a)(b)	2,955	32,535
SPX Corp.	697	45,591
Standex International Corp.	132	5,867
Sturm, Ruger & Co. Inc.(b)	855	42,314
Textron Inc.	792	20,727
TriMas Corp.(a)(b)	1,317	31,753

		6,832,204

MEDIA – 3.51%
AMC Networks Inc. Class A(a)	2,597	113,021
Belo Corp. Class A	1,564	12,246
Cablevision NY Group Class A	1,011	16,024
CBS Corp. Class B NVS	5,013	182,122
Charter Communications Inc. Class A(a)	2,229	167,331
Comcast Corp. Class A	58,128	2,079,239
Crown Media Holdings Inc. Class A(a)(b)	337	563
Demand Media Inc.(a)(b)	1,018	11,066
DIRECTV(a)	29,819	1,564,305
Discovery Communications Inc. Series A(a)	11,567	689,740

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
DISH Network Corp. Class A	7,253	$222,014
FactSet Research Systems Inc.	2,041	196,793
John Wiley & Sons Inc. Class A	923	42,412
Liberty Global Inc. Series A(a)	11,973	727,360
Liberty Media Corp. Series A(a)	322	33,543
McGraw-Hill Companies Inc. (The)	12,769	697,060
News Corp. Class A NVS	32,898	806,988
Nexstar Broadcasting Group Inc.(a)	86	913
Nielsen Holdings NV(a)	1,376	41,252
Outdoor Channel Holdings Inc.	206	1,500
Scripps Networks Interactive Inc. Class A	3,865	236,654
Sinclair Broadcast Group Inc. Class A	142	1,592
Sirius XM Radio Inc.(a)	172,373	448,170
Time Warner Cable Inc.	14,228	1,352,514
Value Line Inc.	47	459
Viacom Inc. Class B NVS	24,039	1,288,250
Walt Disney Co. (The)	29,939	1,565,211
World Wrestling Entertainment Inc. Class A	1,068	8,597

		12,506,939

METAL FABRICATE & HARDWARE – 0.39%
CIRCOR International Inc.	58	2,190
Dynamic Materials Corp.	220	3,304
Haynes International Inc.	461	24,041
Mueller Industries Inc.	188	8,548
Mueller Water Products Inc. Class A	4,664	22,854
Omega Flex Inc.(a)(b)	125	1,326
Precision Castparts Corp.	6,630	1,082,944
RBC Bearings Inc.(a)(b)	1,009	48,533
Rexnord Corp.(a)	288	5,247
Sun Hydraulics Corp.	930	24,710
Timken Co. (The)	348	12,932
Valmont Industries Inc.	1,069	140,574

		1,377,203

MINING – 0.26%
Allied Nevada Gold Corp.(a)(b)	4,090	159,755
AMCOL International Corp.	1,065	36,082
Coeur d’Alene Mines Corp.(a)	1,682	48,492
Compass Minerals International Inc.	1,504	112,183
General Moly Inc.(a)	452	1,433
Globe Specialty Metals Inc.	193	2,938
Gold Reserve Inc.(a)	334	1,082
Gold Resource Corp.	1,359	29,151
Materion Corp.	69	1,642
Midway Gold Corp.(a)	5,221	8,562
Molycorp Inc.(a)(b)	755	8,683
Noranda Aluminium Holding Corp.	1,519	10,162
Paramount Gold and Silver Corp.(a)	5,746	15,284
Royal Gold Inc.	2,673	266,926
Southern Copper Corp.	5,519	189,633
Tahoe Resources Inc.(a)	827	16,838
United States Antimony Corp.(a)(b)	2,453	4,783
United States Lime & Minerals Inc.(a)	74	3,568
Uranerz Energy Corp.(a)(b)	2,824	4,603
Uranium Energy Corp.(a)(b)	1,788	4,667
US Silica Holdings Inc.(a)(b)	538	7,295

		933,762

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.02%
Pitney Bowes Inc.	4,773	$65,963

		65,963

OFFICE FURNISHINGS – 0.04%
CompX International Inc.	5	76
Herman Miller Inc.	2,533	49,242
HNI Corp.	1,957	49,923
Interface Inc.	2,668	35,244
Knoll Inc.	1,512	21,092
Steelcase Inc. Class A	408	4,019

		159,596

OIL & GAS – 1.55%
Abraxas Petroleum Corp.(a)	3,606	8,294
Alon USA Energy Inc.	377	5,165
Apco Oil and Gas International Inc.	400	6,436
Approach Resources Inc.(a)	1,528	46,039
Arabian American Development Co.(a)(b)	912	8,928
Atwood Oceanics Inc.(a)	818	37,178
Berry Petroleum Co. Class A	2,382	96,781
Bonanza Creek Energy Inc.(a)(b)	66	1,555
BPZ Resources Inc.(a)(b)	1,106	3,163
Cabot Oil & Gas Corp.	9,519	427,403
Carrizo Oil & Gas Inc.(a)	1,549	38,741
Cheniere Energy Inc.(a)	6,364	98,960
Clayton Williams Energy Inc.(a)	25	1,297
Cobalt International Energy Inc.(a)	7,911	176,178
Concho Resources Inc.(a)	4,731	448,262
Contango Oil & Gas Co.(a)(b)	531	26,093
Continental Resources Inc.(a)	1,931	148,494
CREDO Petroleum Corp.(a)	202	2,927
CVR Energy Inc.(a)	511	18,779
Endeavour International Corp.(a)(b)	1,885	18,228
Energy XXI (Bermuda) Ltd.(b)	2,609	91,185
EOG Resources Inc.	12,272	1,375,078
Evolution Petroleum Corp.(a)	707	5,713
FX Energy Inc.(a)(b)	2,296	17,128
Goodrich Petroleum Corp.(a)(b)	1,120	14,157
Gulfport Energy Corp.(a)	848	26,508
Halcon Resources Corp.(a)(b)	4,439	32,538
Helmerich & Payne Inc.	1,006	47,896
Isramco Inc.(a)	50	5,800
Kodiak Oil & Gas Corp.(a)	11,987	112,198
Kosmos Energy Ltd.(a)	3,215	36,619
Laredo Petroleum Holdings Inc.(a)(b)	868	19,079
Magnum Hunter Resources Corp.(a)	2,340	10,390
Matador Resources Co.(a)	560	5,818
Midstates Petroleum Co. Inc.(a)	504	4,360
Noble Energy Inc.	1,794	166,322
Northern Oil and Gas Inc.(a)	2,864	48,659
Oasis Petroleum Inc.(a)	3,634	107,094
Panhandle Oil and Gas Inc.	331	10,152
Pioneer Natural Resources Co.	4,665	487,026
Range Resources Corp.	7,360	514,243
Rosetta Resources Inc.(a)	2,408	115,343
Sanchez Energy Corp.(a)	529	10,807
SM Energy Co.	2,430	131,487
Southwestern Energy Co.(a)	5,518	191,916
Sunoco Inc.	4,126	193,221
VAALCO Energy Inc.(a)(b)	2,636	22,538

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Venoco Inc.(a)	1,340	$15,919
W&T Offshore Inc.	107	2,009
Warren Resources Inc.(a)	484	1,471
Western Refining Inc.(b)	1,537	40,239
Whiting Petroleum Corp.(a)	758	35,914
ZaZa Energy Corp.(a)	527	1,565

		5,519,293

OIL & GAS SERVICES – 2.08%
C&J Energy Services Inc.(a)(b)	624	12,418
Cameron International Corp.(a)	8,586	481,417
CARBO Ceramics Inc.(b)	898	56,502
Dresser-Rand Group Inc.(a)	3,460	190,681
Dril-Quip Inc.(a)	1,828	131,397
Edgen Group Inc.(a)	175	1,356
Flotek Industries Inc.(a)(b)	2,184	27,671
FMC Technologies Inc.(a)	10,853	502,494
Forum Energy Technologies Inc.(a)(b)	1,010	24,563
Geospace Technologies Corp.(a)	291	35,621
Global Geophysical Services Inc.(a)(b)	794	4,375
Halliburton Co.	13,366	450,301
ION Geophysical Corp.(a)(b)	5,991	41,578
Lufkin Industries Inc.	1,512	81,376
Matrix Service Co.(a)	182	1,924
Mitcham Industries Inc.(a)(b)	350	5,576
National Oilwell Varco Inc.	4,418	353,926
Oceaneering International Inc.	4,922	271,940
Oil States International Inc.(a)	2,164	171,951
Pioneer Energy Services Corp.(a)	578	4,503
RPC Inc.	2,437	28,976
Schlumberger Ltd.	60,710	4,391,154
SEACOR Holdings Inc.(a)	432	36,012
Targa Resources Corp.	1,319	66,398
TGC Industries Inc.(a)(b)	667	4,802
Thermon Group Holdings Inc.(a)(b)	671	16,768
Willbros Group Inc.(a)	331	1,777

		7,397,457

PACKAGING & CONTAINERS – 0.21%
AEP Industries Inc.(a)	205	12,421
Ball Corp.	7,127	301,544
Crown Holdings Inc.(a)	1,624	59,682
Owens-Illinois Inc.(a)	5,553	104,174
Packaging Corp. of America	4,091	148,503
Rock-Tenn Co. Class A	368	26,562
Silgan Holdings Inc.	2,239	97,419

		750,305

PHARMACEUTICALS – 5.88%
Abbott Laboratories	67,898	4,655,087
Achillion Pharmaceuticals Inc.(a)(b)	2,953	30,741
Acura Pharmaceuticals Inc.(a)	468	814
Akorn Inc.(a)(b)	2,561	33,856
Align Technology Inc.(a)(b)	3,269	120,855
Alkermes PLC(a)	5,568	115,536
Allergan Inc.	13,821	1,265,727
Allos Therapeutics Inc. Escrow(a)(d)	2,829	–
AmerisourceBergen Corp.	11,473	444,120
Amicus Therapeutics Inc.(a)	1,378	7,166
Ampio Pharmaceuticals Inc.(a)(b)	865	3,374
Anacor Pharmaceuticals Inc.(a)	752	4,948

Security	Shares	Value
Anika Therapeutics Inc.(a)(b)	539	$8,096
Antares Pharma Inc.(a)(b)	4,258	18,565
Array BioPharma Inc.(a)(b)	4,066	23,827
Auxilium Pharmaceuticals Inc.(a)	2,165	52,956
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,800	18,560
BioDelivery Sciences International Inc.(a)	979	6,187
BioMarin Pharmaceutical Inc.(a)	5,555	223,700
BioScrip Inc.(a)	539	4,910
BioSpecifics Technologies Corp.(a)	214	4,156
Bristol-Myers Squibb Co.	69,733	2,353,489
Cadence Pharmaceuticals Inc.(a)(b)	2,749	10,776
Cardinal Health Inc.	8,500	331,245
Catamaran Corp.(a)	4,639	454,483
Cempra Inc.(a)(b)	206	1,535
ChemoCentryx Inc.(a)(b)	200	2,326
Clovis Oncology Inc.(a)(b)	623	12,740
Corcept Therapeutics Inc.(a)	1,411	3,937
Cumberland Pharmaceuticals Inc.(a)(b)	306	1,977
Cytori Therapeutics Inc.(a)(b)	2,137	9,424
DENTSPLY International Inc.	2,876	109,691
Depomed Inc.(a)(b)	2,382	14,078
Durata Therapeutics Inc.(a)	556	5,226
Dusa Pharmaceuticals Inc.(a)(b)	1,072	7,279
Dyax Corp.(a)(b)	4,514	11,736
Eli Lilly and Co.	17,025	807,155
Endo Health Solutions Inc.(a)	3,349	106,230
Endocyte Inc.(a)(b)	1,352	13,479
Express Scripts Holding Co.(a)	36,631	2,295,665
Furiex Pharmaceuticals Inc.(a)	336	6,411
Herbalife Ltd.(b)	5,264	249,514
Hi-Tech Pharmacal Co. Inc.(a)	191	6,324
Idenix Pharmaceuticals Inc.(a)(b)	3,784	17,293
Impax Laboratories Inc.(a)	3,049	79,152
Infinity Pharmaceuticals Inc.(a)	1,151	27,106
Ironwood Pharmaceuticals Inc. Class A(a)	3,421	43,720
Isis Pharmaceuticals Inc.(a)(b)	4,514	63,512
Jazz Pharmaceuticals PLC(a)	1,890	107,749
Johnson & Johnson	28,099	1,936,302
Keryx Biopharmaceuticals Inc.(a)(b)	3,026	8,533
MannKind Corp.(a)(b)	5,163	14,869
MAP Pharmaceuticals Inc.(a)(b)	1,428	22,234
McKesson Corp.	10,740	923,962
Mead Johnson Nutrition Co. Class A	9,316	682,676
Medicis Pharmaceutical Corp. Class A	2,614	113,108
Medivation Inc.(a)	3,316	186,890
Mylan Inc.(a)	16,968	414,019
Natural Grocers by Vitamin Cottage Inc.(a)	223	4,977
Nature’s Sunshine Products Inc.	310	5,065
Nektar Therapeutics(a)(b)	3,706	39,580
Neogen Corp.(a)(b)	1,052	44,920
Neurocrine Biosciences Inc.(a)(b)	3,021	24,108
Obagi Medical Products Inc.(a)(b)	813	10,089
Onyx Pharmaceuticals Inc.(a)	2,926	247,247
Opko Health Inc.(a)(b)	4,772	19,947
Optimer Pharmaceuticals Inc.(a)(b)	2,143	30,259
Orexigen Therapeutics Inc.(a)	2,754	15,725
Osiris Therapeutics Inc.(a)(b)	727	8,033
Pacira Pharmaceuticals Inc.(a)(b)	843	14,668
Pain Therapeutics Inc.(a)	1,618	8,171
Par Pharmaceutical Companies Inc.(a)	1,271	63,525
Patterson Companies Inc.	3,963	135,693
Pernix Therapeutics Holdings(a)	420	3,129
Perrigo Co.	4,239	492,445
Pharmacyclics Inc.(a)(b)	2,471	159,380

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
POZEN Inc.(a)	1,117	$7,406
Progenics Pharmaceuticals Inc.(a)	1,379	3,958
Questcor Pharmaceuticals Inc.(a)(b)	2,455	45,418
Raptor Pharmaceutical Corp.(a)(b)	2,097	11,659
Repros Therapeutics Inc.(a)	680	10,356
Rigel Pharmaceuticals Inc.(a)(b)	2,657	27,234
Sagent Pharmaceuticals Inc.(a)(b)	429	6,843
Salix Pharmaceuticals Ltd.(a)	2,598	109,999
Santarus Inc.(a)	2,538	22,537
Schiff Nutrition International Inc.(a)	610	14,756
SciClone Pharmaceuticals Inc.(a)(b)	2,588	14,363
SIGA Technologies Inc.(a)(b)	1,510	4,832
Sucampo Pharmaceuticals Inc. Class A(a)(b)	557	2,802
Synageva BioPharma Corp.(a)	460	24,578
Synergy Pharmaceuticals Inc.(a)	1,878	8,977
Synta Pharmaceuticals Corp.(a)(b)	1,694	12,908
Synutra International Inc.(a)	781	3,608
TESARO Inc.(a)	351	4,995
Theravance Inc.(a)(b)	2,761	71,538
Threshold Pharmaceuticals Inc.(a)	2,050	14,842
USANA Health Sciences Inc.(a)(b)	262	12,175
Vanda Pharmaceuticals Inc.(a)(b)	1,153	4,647
Ventrus Biosciences Inc.(a)	572	2,048
VIVUS Inc.(a)	4,530	80,725
Warner Chilcott PLC Class A	7,625	102,938
Watson Pharmaceuticals Inc.(a)	5,782	492,395
XenoPort Inc.(a)	1,781	20,410
Zogenix Inc.(a)(b)	1,690	4,495

		20,969,429

PIPELINES – 0.64%
Crosstex Energy Inc.	1,701	23,865
Kinder Morgan Inc.	22,154	786,910
ONEOK Inc.	9,452	456,626
Williams Companies Inc. (The)	28,548	998,324

		2,265,725

REAL ESTATE – 0.10%
Alexander & Baldwin Inc.(a)	135	3,987
CBRE Group Inc. Class A(a)	14,924	274,751
HFF Inc. Class A(a)(b)	1,269	18,908
Sovran Self Storage Inc.	1,204	69,651
St. Joe Co. (The)(a)	352	6,864

		374,161

REAL ESTATE INVESTMENT TRUSTS – 2.19%
Acadia Realty Trust(b)	2,158	53,562
Alexander’s Inc.	96	41,039
American Campus Communities Inc.	413	18,122
American Tower Corp.	17,968	1,282,736
Apartment Investment and Management Co. Class A	4,645	120,724
Apollo Residential Mortgage Inc.	105	2,314
Associated Estates Realty Corp.	1,108	16,797
Boston Properties Inc.	1,150	127,201
BRE Properties Inc. Class A	990	46,421
Camden Property Trust	2,749	177,283
CoreSite Realty Corp.	465	12,527
Digital Realty Trust Inc.	5,583	389,973
DuPont Fabros Technology Inc.(b)	1,315	33,204
EastGroup Properties Inc.(b)	1,215	64,638
Equity Lifestyle Properties, Inc.	1,551	105,654

Security	Shares	Value
Equity Residential	1,081	$62,190
Essex Property Trust Inc.(b)	1,601	237,332
Extra Space Storage Inc.	2,971	98,786
Federal Realty Investment Trust(b)	2,283	240,400
FelCor Lodging Trust Inc.(a)	3,375	15,997
Glimcher Realty Trust	5,711	60,365
Gyrodyne Co. of America Inc.(a)	52	5,649
HCP Inc.	1,337	59,470
Highwoods Properties Inc.(b)	2,768	90,292
Home Properties Inc.	1,181	72,360
Inland Real Estate Corp.	1,578	13,018
Kilroy Realty Corp.	211	9,449
LTC Properties Inc.	306	9,746
Mid-America Apartment Communities Inc.	1,757	114,750
Monmouth Real Estate Investment Corp. Class A(b)	822	9,198
National Health Investors Inc.(b)	1,113	57,253
Omega Healthcare Investors Inc.(b)	4,812	109,377
Plum Creek Timber Co. Inc.	7,342	321,873
Post Properties Inc.	1,011	48,488
Potlatch Corp.(b)	1,155	43,162
PS Business Parks Inc.	695	46,440
Public Storage	6,497	904,187
Rayonier Inc.	4,405	215,889
Regency Centers Corp.	2,462	119,973
Saul Centers Inc.(b)	331	14,696
Simon Property Group Inc.	11,590	1,759,478
Strategic Hotels & Resorts Inc.(a)	6,978	41,938
Sun Communities Inc.(b)	1,363	60,136
Tanger Factory Outlet Centers Inc.(b)	4,242	137,144
Taubman Centers Inc.	844	64,760
UMH Properties Inc.	146	1,748
Universal Health Realty Income Trust	338	15,541
Urstadt Biddle Properties Inc. Class A(b)	796	16,103
Washington Real Estate Investment Trust	955	25,613
Weyerhaeuser Co.	7,815	204,284

		7,799,280

RETAIL – 9.24%
Advance Auto Parts Inc.	3,340	228,590
Aeropostale Inc.(a)	3,698	50,034
AFC Enterprises Inc.(a)(b)	1,087	26,740
America’s Car-Mart Inc.(a)	364	16,551
American Eagle Outfitters Inc.	6,962	146,759
ANN INC.(a)	2,171	81,912
Asbury Automotive Group Inc.(a)(b)	1,122	31,360
Ascena Retail Group Inc.(a)	5,608	120,292
AutoNation Inc.(a)	852	37,207
AutoZone Inc.(a)	1,741	643,595
Barnes & Noble Inc.(a)(b)	110	1,406
bebe stores inc.	259	1,243
Bed Bath & Beyond Inc.(a)	10,615	668,745
Big Lots Inc.(a)	2,788	82,469
Biglari Holdings Inc.(a)	5	1,825
BJ’s Restaurants Inc.(a)	1,123	50,928
Bloomin’ Brands Inc.(a)	646	10,627
Bob Evans Farms Inc.	182	7,122
Body Central Corp.(a)	740	7,733
Bravo Brio Restaurant Group Inc.(a)(b)	846	12,309
Brinker International Inc.	3,430	121,079
Buckle Inc. (The)(b)	1,262	57,333
Buffalo Wild Wings Inc.(a)	846	72,536
Cabela’s Inc.(a)	1,924	105,204
Caribou Coffee Co. Inc.(a)(b)	963	13,222

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
CarMax Inc.(a)	1,891	$53,515
Carrols Restaurant Group Inc.(a)(b)	553	3,185
Casey’s General Stores Inc.	1,733	99,024
Cash America International Inc.	557	21,484
Cato Corp. (The) Class A	1,186	35,236
CEC Entertainment Inc.	844	25,421
Cheesecake Factory Inc. (The)	2,461	87,981
Chico’s FAS Inc.	5,367	97,196
Children’s Place Retail Stores Inc. (The)(a)	418	25,080
Chipotle Mexican Grill Inc.(a)	1,439	456,940
Chuy’s Holdings Inc.(a)	242	5,934
Coinstar Inc.(a)(b)	1,407	63,287
Collective Brands Inc.(a)	2,771	60,158
Conn’s Inc.(a)	39	860
Copart Inc.(a)	4,631	128,418
Costco Wholesale Corp.	19,705	1,972,963
Cracker Barrel Old Country Store Inc.	873	58,587
CVS Caremark Corp.	11,834	573,002
Darden Restaurants Inc.	5,851	326,193
Del Frisco’s Restaurant Group Inc.(a)	337	5,021
Denny’s Corp.(a)(b)	3,475	16,854
Destination Maternity Corp.	265	4,956
Dick’s Sporting Goods Inc.	4,228	219,222
DineEquity Inc.(a)(b)	659	36,904
Dollar General Corp.(a)	8,381	431,957
Dollar Tree Inc.(a)	10,613	512,343
Domino’s Pizza Inc.	2,635	99,340
DSW Inc. Class A	1,406	93,808
Dunkin’ Brands Group Inc.	3,219	93,979
Einstein Noah Restaurant Group Inc.	224	3,963
Express Inc.(a)	4,070	60,317
EZCORP Inc. Class A NVS(a)	1,499	34,372
Family Dollar Stores Inc.	4,395	291,389
Fiesta Restaurant Group Inc.(a)	667	10,585
Fifth & Pacific Companies Inc.(a)	208	2,658
Finish Line Inc. (The) Class A	877	19,943
First Cash Financial Services Inc.(a)	1,305	60,043
Five Below Inc.(a)	270	10,552
Foot Locker Inc.	1,424	50,552
Francesca’s Holdings Corp.(a)(b)	1,583	48,646
Gap Inc. (The)	13,748	491,903
Genesco Inc.(a)	1,113	74,271
GNC Holdings Inc. Class A	3,120	121,586
Gordmans Stores Inc.(a)	387	7,140
hhgregg Inc.(a)(b)	48	331
Hibbett Sports Inc.(a)	1,200	71,340
Home Depot Inc. (The)	69,605	4,202,054
Hot Topic Inc.	1,922	16,721
HSN Inc.	1,723	84,513
Ignite Restaurant Group Inc.(a)	305	4,252
Jack in the Box Inc.(a)	1,627	45,735
Jamba Inc.(a)	2,887	6,438
Jos. A. Bank Clothiers Inc.(a)(b)	1,175	56,964
Kohl’s Corp.	762	39,030
Limited Brands Inc.	11,043	543,978
Lowe’s Companies Inc.	7,146	216,095
Lumber Liquidators Holdings Inc.(a)(b)	1,252	63,451
Macy’s Inc.	2,547	95,818
Mattress Firm Holding Corp.(a)(b)	502	14,131
McDonald’s Corp.	46,211	4,239,859
Men’s Wearhouse Inc. (The)	485	16,699
MSC Industrial Direct Co. Inc. Class A	2,071	139,710
Nathan’s Famous Inc.(a)	123	3,868
New York & Co. Inc.(a)(b)	780	2,925

Security	Shares	Value
Nordstrom Inc.	7,149	$394,482
Nu Skin Enterprises Inc. Class A	2,426	94,202
O’Reilly Automotive Inc.(a)	5,410	452,384
Panera Bread Co. Class A(a)	1,287	219,935
Pantry Inc. (The)(a)	69	1,004
Papa John’s International Inc.(a)	824	44,010
Penske Automotive Group Inc.	499	15,015
PetMed Express Inc.	949	9,528
PetSmart Inc.	4,927	339,864
Pier 1 Imports Inc.	4,419	82,812
PriceSmart Inc.	828	62,696
PVH Corp.	2,954	276,849
Red Robin Gourmet Burgers Inc.(a)(b)	297	9,670
Rite Aid Corp.(a)	1,966	2,300
Ross Stores Inc.	10,344	668,222
Roundy’s Inc.	913	5,524
rue21 Inc.(a)(b)	712	22,179
Ruth’s Hospitality Group Inc.(a)	1,609	10,249
Sally Beauty Holdings Inc.(a)	6,604	165,694
Sonic Corp.(a)	2,216	22,758
Starbucks Corp.	34,530	1,752,398
Susser Holdings Corp.(a)	217	7,849
Systemax Inc.(a)	28	331
Target Corp.	1,684	106,884
Teavana Holdings Inc.(a)(b)	402	5,242
Texas Roadhouse Inc.	2,839	48,547
Tiffany & Co.	4,838	299,375
Tilly’s Inc. Class A(a)	421	7,717
TJX Companies Inc. (The)	33,728	1,510,677
Tractor Supply Co.	3,278	324,161
Ulta Salon, Cosmetics & Fragrance Inc.	2,861	275,529
Urban Outfitters Inc.(a)	4,796	180,138
Vera Bradley Inc.(a)(b)	928	22,133
Vitamin Shoppe Inc.(a)	1,340	78,149
Wal-Mart Stores Inc.	60,706	4,480,103
Williams-Sonoma Inc.	2,255	99,152
Winmark Corp.	100	5,408
World Fuel Services Corp.	1,045	37,212
Yum! Brands Inc.	20,963	1,390,685
Zumiez Inc.(a)(b)	971	26,926

		32,915,494

SAVINGS & LOANS – 0.02%
Beneficial Mutual Bancorp Inc.(a)	196	1,874
BofI Holding Inc.(a)	23	599
Clifton Savings Bancorp Inc.	38	418
Investors Bancorp Inc.(a)	282	5,144
Oritani Financial Corp.	721	10,851
People’s United Financial Inc.	3,515	42,672

		61,558

SEMICONDUCTORS – 3.87%
Advanced Micro Devices Inc.(a)	27,882	93,962
Altera Corp.	14,622	496,929
Analog Devices Inc.	1,151	45,108
Atmel Corp.(a)	1,709	8,989
ATMI Inc.(a)	76	1,411
AuthenTec Inc.(a)	1,858	14,883
Avago Technologies Ltd.	10,436	363,851
Broadcom Corp. Class A(a)	15,485	535,471
Cabot Microelectronics Corp.	1,073	37,705
Cavium Inc.(a)(b)	2,263	75,426

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
CEVA Inc.(a)	795	$11,432
Cirrus Logic Inc.(a)	2,894	111,101
Cypress Semiconductor Corp.(a)	4,070	43,630
Exar Corp.(a)	148	1,184
Freescale Semiconductor Ltd.(a)(b)	2,161	20,551
GT Advanced Technologies Inc.(a)(b)	4,553	24,814
Hittite Microwave Corp.(a)	1,438	79,766
Inphi Corp.(a)	425	4,531
Intel Corp.	169,980	3,855,146
Intermolecular Inc.(a)	635	4,509
Lam Research Corp.(a)	2,603	82,736
Linear Technology Corp.	10,469	333,438
LSI Corp.(a)	25,886	178,872
Maxim Integrated Products Inc.	6,640	176,757
MaxLinear Inc. Class A(a)	168	1,124
MEMC Electronic Materials Inc.(a)	2,297	6,317
Micrel Inc.	2,207	22,997
Microchip Technology Inc.	8,805	288,276
Microsemi Corp.(a)	4,042	81,123
MIPS Technologies Inc.(a)	1,630	12,046
Monolithic Power Systems Inc.(a)	1,389	27,433
PLX Technology Inc.(a)	1,926	11,113
Power Integrations Inc.	1,305	39,711
QLogic Corp.(a)	1,083	12,368
QUALCOMM Inc.	78,032	4,876,220
QuickLogic Corp.(a)(b)	1,558	4,362
Rambus Inc.(a)	352	1,950
Rovi Corp.(a)(b)	1,032	14,974
Semtech Corp.(a)(b)	2,980	74,947
Silicon Image Inc.(a)	3,175	14,573
Silicon Laboratories Inc.(a)(b)	1,778	65,359
Skyworks Solutions Inc.(a)	7,682	181,026
Teradyne Inc.(a)(b)	1,030	14,647
Texas Instruments Inc.	35,092	966,785
Ultratech Inc.(a)	1,201	37,687
Veeco Instruments Inc.(a)	454	13,629
Volterra Semiconductor Corp.(a)	1,128	24,669
Xilinx Inc.	12,003	401,020

		13,796,558

SOFTWARE – 7.08%
ACI Worldwide Inc.(a)(b)	1,808	76,406
Actuate Corp.(a)	2,104	14,791
Adobe Systems Inc.(a)	12,926	419,578
Advent Software Inc.(a)(b)	1,433	35,209
Akamai Technologies Inc.(a)	7,533	288,213
American Software Inc. Class A	992	8,095
ANSYS Inc.(a)	4,239	311,143
Ariba Inc.(a)	4,460	199,808
Aspen Technology Inc.(a)(b)	4,018	103,865
athenahealth Inc.(a)(b)	1,641	150,595
Audience Inc.(a)	73	453
Autodesk Inc.(a)	10,510	350,719
AVG Technologies(a)	280	2,688
Blackbaud Inc.	2,056	49,179
BMC Software Inc.(a)	7,273	301,757
Bottomline Technologies Inc.(a)	456	11,259
Broadridge Financial Solutions Inc.	5,728	133,634
CA Inc.	921	23,730
Callidus Software Inc.(a)	1,613	7,952
Cerner Corp.(a)	6,631	513,306
Citrix Systems Inc.(a)	8,513	651,840
CommVault Systems Inc.(a)(b)	2,031	119,220

Security	Shares	Value
Computer Programs and Systems Inc.	509	$28,275
Compuware Corp.(a)	520	5,153
Concur Technologies Inc.(a)	2,073	152,842
Cornerstone OnDemand Inc.(a)(b)	1,531	46,940
CSG Systems International Inc.(a)	892	20,061
Deltek Inc.(a)(b)	975	12,694
Demandware Inc.(a)(b)	283	8,985
Dun & Bradstreet Corp. (The)	1,368	108,920
E2open Inc.(a)	351	4,767
Ebix Inc.	967	22,831
Eloqua Inc.(a)	328	6,478
Envestnet Inc.(a)	969	11,337
EPAM Systems Inc.(a)(b)	223	4,224
EPIQ Systems Inc.	96	1,288
ePocrates Inc.(a)(b)	800	9,320
Exa Corp.(a)	476	5,165
Fair Isaac Corp.	1,560	69,046
FalconStor Software Inc.(a)(b)	1,347	3,165
Fiserv Inc.(a)	5,131	379,848
Geeknet Inc.(a)	200	3,870
Glu Mobile Inc.(a)(b)	2,282	10,566
Greenway Medical Technologies Inc.(a)	236	4,036
Guidance Software Inc.(a)(b)	606	6,824
Guidewire Software Inc.(a)(b)	882	27,386
Imperva Inc.(a)(b)	445	16,461
inContact Inc.(a)	2,031	13,242
Infoblox Inc.(a)(b)	335	7,789
Informatica Corp.(a)	4,874	169,664
InnerWorkings Inc.(a)(b)	1,447	18,840
Innodata Inc.(a)(b)	1,015	4,111
Interactive Intelligence Group Inc.(a)(b)	677	20,344
Intuit Inc.	13,317	784,105
JDA Software Group Inc.(a)	443	14,078
Jive Software Inc.(a)(b)	737	11,578
Market Leader Inc.(a)	856	5,735
MedAssets Inc.(a)	881	15,682
Medidata Solutions Inc.(a)	1,011	41,956
Mediware Information Systems(a)(b)	120	2,629
Microsoft Corp.	342,447	10,198,072
MicroStrategy Inc. Class A(a)(b)	388	52,019
Monotype Imaging Holdings Inc.	1,665	25,957
MSCI Inc. Class A(a)	5,528	197,847
NetSuite Inc.(a)(b)	1,427	91,043
Nuance Communications Inc.(a)	10,999	273,765
Omnicell Inc.(a)	178	2,474
OPNET Technologies Inc.	685	23,338
Oracle Corp.	173,903	5,476,205
Parametric Technology Corp.(a)	5,447	118,745
PDF Solutions Inc.(a)	1,116	15,245
Pegasystems Inc.	783	22,738
Proofpoint Inc.(a)(b)	276	4,099
PROS Holdings Inc.(a)(b)	946	18,040
QAD Inc. Class A(a)	203	2,757
QLIK Technologies Inc.(a)	3,882	86,996
Quality Systems Inc.	1,761	32,667
Quest Software Inc.(a)	2,549	71,372
RealPage Inc.(a)(b)	1,632	36,883
Red Hat Inc.(a)	8,741	497,712
Rosetta Stone Inc.(a)	242	3,085
Salesforce.com Inc.(a)	6,331	966,680
SciQuest Inc.(a)	815	14,833
ServiceNow Inc.(a)	524	20,268
SolarWinds Inc.(a)	2,801	156,128
Solera Holdings Inc.	3,148	138,103

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
SS&C Technologies Holdings Inc.(a)	424	$10,689
Synchronoss Technologies Inc.(a)(b)	1,258	28,808
Take-Two Interactive Software Inc.(a)	3,560	37,131
Tangoe Inc.(a)(b)	1,359	17,844
Tyler Technologies Inc.(a)(b)	1,371	60,351
Ultimate Software Group Inc. (The)(a)(b)	1,212	123,745
VeriFone Systems Inc.(a)	4,892	136,242
Verint Systems Inc.(a)(b)	992	27,220
VMware Inc. Class A(a)	4,022	389,088

		25,231,864

STORAGE & WAREHOUSING – 0.00%
Wesco Aircraft Holdings Inc.(a)	196	2,677

		2,677

TELECOMMUNICATIONS – 2.76%
8x8 Inc.(a)(b)	3,224	21,149
Acme Packet Inc.(a)(b)	2,648	45,281
ADTRAN Inc.	2,872	49,628
Anaren Inc.(a)	69	1,379
Anixter International Inc.	783	44,991
ARRIS Group Inc.(a)	677	8,659
Aruba Networks Inc.(a)(b)	5,087	114,381
Atlantic Tele-Network Inc.	411	17,665
Aware Inc.	460	2,898
CalAmp Corp.(a)	1,311	10,763
Calix Inc.(a)	607	3,885
Cbeyond Inc.(a)	73	720
Ciena Corp.(a)(b)	3,401	46,254
Cincinnati Bell Inc.(a)(b)	3,240	18,468
Comverse Technology Inc.(a)(b)	9,968	61,303
Consolidated Communications Holdings Inc.(b)	1,208	20,766
Crown Castle International Corp.(a)	13,290	851,889
DigitalGlobe Inc.(a)(b)	1,136	23,163
EchoStar Corp. Class A(a)	474	13,585
Extreme Networks Inc.(a)	4,293	14,339
Fairpoint Communications Inc.(a)(b)	817	6,177
General Communication Inc. Class A(a)	1,634	16,013
Globecomm Systems Inc.(a)(b)	840	9,366
Harris Corp.	1,537	78,725
Hickory Tech Corp.	593	6,274
IDT Corp. Class B	566	5,813
Infinera Corp.(a)(b)	4,492	24,616
InterDigital Inc.	2,026	75,529
IPG Photonics Corp.(a)(b)	1,450	83,085
Iridium Communications Inc.(a)(b)	389	2,847
Ixia(a)	1,920	30,854
KVH Industries Inc.(a)(b)	577	7,784
Leap Wireless International Inc.(a)	514	3,506
Level 3 Communications Inc.(a)	3,800	87,286
LogMeIn Inc.(a)(b)	1,004	22,520
Loral Space & Communications Inc.	471	33,488
Lumos Networks Corp.	658	5,172
Motorola Solutions Inc.	13,346	674,640
Neonode Inc.(a)	1,029	3,879
NETGEAR Inc.(a)	772	29,444
NeuStar Inc. Class A(a)	3,043	121,811
NTELOS Holdings Corp.	658	11,429
Numerex Corp. Class A(a)	420	4,759
ORBCOMM Inc.(a)(b)	820	3,067
Palo Alto Networks Inc.(a)	258	15,885
ParkerVision Inc.(a)(b)	3,471	8,122

Security	Shares	Value
Plantronics Inc.	649	$22,929
Preformed Line Products Co.	10	543
Premiere Global Services Inc.(a)	531	4,965
Primus Telecommunications Group Inc.	556	8,490
Procera Networks Inc.(a)(b)	863	20,281
RF Micro Devices Inc.(a)	1,617	6,387
RigNet Inc.(a)	563	10,416
SBA Communications Corp. Class A(a)	5,514	346,831
ShoreTel Inc.(a)(b)	2,064	8,442
Sonus Networks Inc.(a)	715	1,344
Telular Corp.	458	4,534
TESSCO Technologies Inc.	127	2,689
tw telecom inc.(a)	6,849	178,553
Ubiquiti Networks Inc.(a)(b)	479	5,700
Verizon Communications Inc.	129,295	5,891,973
ViaSat Inc.(a)(b)	1,707	63,808
Virgin Media Inc.	12,626	371,709
Windstream Corp.	15,903	160,779

		9,853,630

TEXTILES – 0.03%
Cintas Corp.	2,246	93,097

		93,097

TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	4,737	180,811
LeapFrog Enterprises Inc.(a)(b)	2,297	20,719
Mattel Inc.	11,987	425,299

		626,829

TRANSPORTATION – 2.19%
C.H. Robinson Worldwide Inc.	7,396	433,036
CAI International Inc.(a)(b)	229	4,699
Celadon Group Inc.	914	14,688
Con-way Inc.	1,391	38,072
CSX Corp.	32,121	666,511
Echo Global Logistics Inc.(a)(b)	674	11,559
Expeditors International of Washington Inc.	8,733	317,532
FedEx Corp.	904	76,496
Forward Air Corp.	1,332	40,506
GasLog Ltd.(a)(b)	434	5,026
Genesee & Wyoming Inc. Class A(a)	2,025	135,391
Golar LNG Ltd.	1,979	76,370
GulfMark Offshore Inc. Class A(a)	266	8,789
Heartland Express Inc.	1,683	22,485
Hub Group Inc. Class A(a)(b)	1,688	50,100
J.B. Hunt Transport Services Inc.	4,143	215,602
Kansas City Southern Industries Inc.	3,900	295,542
Kirby Corp.(a)(b)	1,884	104,147
Knight Transportation Inc.	2,627	37,566
Landstar System Inc.	2,130	100,706
Matson Inc.	135	2,823
Old Dominion Freight Line Inc.(a)(b)	3,241	97,748
Pacer International Inc.(a)	153	609
PHI Inc.(a)	58	1,825
Quality Distribution Inc.(a)(b)	367	3,395
RailAmerica Inc.(a)	746	20,493
Roadrunner Transportation Systems Inc.(a)	309	5,000
Saia Inc.(a)	137	2,759
Swift Transportation Co.(a)(b)	3,596	30,997
Union Pacific Corp.	21,658	2,570,805

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
United Parcel Service Inc. Class B	32,946	$2,357,945
Werner Enterprises Inc.	1,734	37,055
XPO Logistics Inc.(a)(b)	804	9,841

		7,796,118

TRUCKING & LEASING – 0.01%
TAL International Group Inc.	665	22,597
Textainer Group Holdings Ltd.(b)	726	22,179

		44,776

WATER – 0.02%
American States Water Co.	91	4,043
Aqua America Inc.	717	17,753
California Water Service Group	956	17,830
Connecticut Water Service Inc.	256	8,166
SJW Corp.	199	5,047
York Water Co. (The)	442	8,106

		60,945

TOTAL COMMON STOCKS
(Cost: $296,995,558)		355,930,065

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	62	839

		839

TOTAL RIGHTS
(Cost: $411)		839

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	477	–

		–

TOTAL WARRANTS
(Cost: $0)		–

SHORT-TERM INVESTMENTS – 2.63%

MONEY MARKET FUNDS – 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	8,408,486	8,408,486
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	592,125	592,125

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	384,915	$384,915

		9,385,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,385,526)		9,385,526

TOTAL INVESTMENTS IN SECURITIES – 102.53%
(Cost: $306,381,495)		365,316,430

Other Assets, Less Liabilities – (2.53)%		(9,022,881)

NET ASSETS – 100.00%		$356,293,549

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	709	$4,240
Harte-Hanks Inc.	1,849	12,814
Interpublic Group of Companies Inc. (The)	17,387	193,343
Lamar Advertising Co. Class A(a)	438	16,232
Marchex Inc. Class B	992	3,789
MDC Partners Inc.	678	8,367

		238,785

AEROSPACE & DEFENSE – 1.10%
AAR Corp.	1,689	27,733
AeroVironment Inc.(a)	291	6,830
Alliant Techsystems Inc.	1,388	69,553
API Technologies Corp.(a)	1,366	3,920
Boeing Co. (The)	3,034	211,227
Cubic Corp.	305	15,268
Curtiss-Wright Corp.	1,936	63,307
Esterline Technologies Corp.(a)	1,272	71,410
Exelis Inc.	7,865	81,324
GenCorp Inc.(a)	591	5,609
General Dynamics Corp.	13,199	872,718
Kratos Defense & Security Solutions Inc.(a)(b)	1,757	10,261
L-3 Communications Holdings Inc.	4,064	291,429
LMI Aerospace Inc.(a)(b)	337	6,888
Lockheed Martin Corp.	1,187	110,842
M/A-COM Technology Solutions Holdings Inc.(a)(b)	214	2,718
Moog Inc. Class A(a)	1,677	63,508
National Presto Industries Inc.(b)	184	13,410
Northrop Grumman Corp.	10,474	695,788
Orbital Sciences Corp.(a)	2,469	35,949
Raytheon Co.	13,923	795,839
SIFCO Industries Inc.	73	1,329
Spirit AeroSystems Holdings Inc. Class A(a)	3,826	84,975
Teledyne Technologies Inc.(a)	999	63,327
Triumph Group Inc.	1,368	85,541

		3,690,703

AGRICULTURE – 0.84%
Alico Inc.	98	3,061
Alliance One International Inc.(a)(b)	3,639	11,754
Altria Group Inc.	18,984	633,876
Andersons Inc. (The)	776	29,224
Archer-Daniels-Midland Co.	27,506	747,613
Bunge Ltd.	6,092	408,469
Cadiz Inc.(a)(b)	31	301
Griffin Land & Nurseries Inc.	110	3,710
Philip Morris International Inc.	5,764	518,414
Reynolds American Inc.	9,119	395,217
Universal Corp.	968	49,291
Vector Group Ltd.(b)	565	9,365

		2,810,295

AIRLINES – 0.13%
Alaska Air Group Inc.(a)	155	5,434

Security	Shares	Value
Copa Holdings SA Class A	265	$21,537
Delta Air Lines Inc.(a)	12,797	117,220
Hawaiian Holdings Inc.(a)(b)	968	5,411
JetBlue Airways Corp.(a)(b)	9,746	46,683
Republic Airways Holdings Inc.(a)(b)	909	4,209
SkyWest Inc.	1,975	20,402
Southwest Airlines Co.	25,822	226,459

		447,355

APPAREL – 0.08%
Cherokee Inc.	45	655
Columbia Sportswear Co.	512	27,648
Deckers Outdoor Corp.(a)(b)	611	22,387
Delta Apparel Inc.(a)(b)	266	3,663
G-III Apparel Group Ltd.(a)	611	21,935
Iconix Brand Group Inc.(a)	2,959	53,972
Jones Group Inc. (The)	3,426	44,093
K-Swiss Inc. Class A(a)(b)	1,095	3,756
Maidenform Brands Inc.(a)	285	5,837
Perry Ellis International Inc.(a)(b)	500	11,025
Quiksilver Inc.(a)	5,422	18,001
R.G. Barry Corp.	28	413
SKECHERS U.S.A. Inc. Class A(a)	1,564	31,906
Unifi Inc.(a)(b)	582	7,461
Warnaco Group Inc. (The)(a)	210	10,899
Weyco Group Inc.	230	5,600

		269,251

AUTO MANUFACTURERS – 0.86%
Ford Motor Co.	156,357	1,541,680
General Motors Co.(a)	31,989	727,750
Navistar International Corp.(a)(b)	2,561	54,011
Oshkosh Corp.(a)	3,804	104,344
PACCAR Inc.	11,521	461,128

		2,888,913

AUTO PARTS & EQUIPMENT – 0.43%
Accuride Corp.(a)	1,986	9,255
American Axle & Manufacturing Holdings Inc.(a)	2,788	31,421
Cooper Tire & Rubber Co.	353	6,770
Dana Holding Corp.	5,534	68,068
Douglas Dynamics Inc.	928	13,725
Exide Technologies Inc.(a)	3,287	10,190
Federal-Mogul Corp. Class A(a)(b)	820	7,503
Fuel Systems Solutions Inc.(a)(b)	484	8,320
Johnson Controls Inc.	28,412	778,489
Lear Corp.	4,180	157,962
Meritor Inc.(a)	3,092	13,110
Miller Industries Inc.	494	7,929
Modine Manufacturing Co.(a)	1,945	14,354
Spartan Motors Inc.	1,389	6,945
Standard Motor Products Inc.	821	15,123
Superior Industries International Inc.	978	16,714
TRW Automotive Holdings Corp.(a)	4,201	183,626
Visteon Corp.(a)	2,062	91,676
WABCO Holdings Inc.(a)	196	11,303

		1,452,483

BANKS – 12.53%
1st Source Corp.	636	14,164

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
1st United Bancorp Inc.(a)	1,129	$7,282
Access National Corp.	311	4,248
Alliance Financial Corp.	194	7,801
American National Bankshares Inc.	332	7,500
Ameris Bancorp(a)(b)	993	12,502
Ames National Corp.	343	7,148
Arrow Financial Corp.	409	10,225
Associated Banc-Corp	7,251	95,496
BancFirst Corp.	281	12,072
Banco Latinoamericano de Comercio Exterior SA Class E	1,163	25,691
Bancorp Inc. (The)(a)	1,238	12,714
BancorpSouth Inc.	3,904	57,545
Bank of America Corp.	449,288	3,967,213
Bank of Hawaii Corp.	1,901	86,724
Bank of Kentucky Financial Corp.	241	6,685
Bank of Marin Bancorp	223	9,480
Bank of New York Mellon Corp. (The)	49,700	1,124,214
Bank of the Ozarks Inc.	331	11,410
Banner Corp.	769	20,840
Bar Harbor Bankshares	162	5,790
BB&T Corp.	29,041	962,999
BBCN Bancorp Inc.(a)(b)	3,281	41,373
Berkshire Bancorp Inc.(a)	188	1,547
BOK Financial Corp.	1,071	63,296
Boston Private Financial Holdings Inc.	3,218	30,861
Bridge Bancorp Inc.	361	8,415
Bridge Capital Holdings(a)(b)	276	4,267
Bryn Mawr Bank Corp.	482	10,816
C&F Financial Corp.	136	5,352
Camden National Corp.	323	11,964
Capital Bank Financial Corp.(a)	181	3,263
Capital City Bank Group Inc.	477	5,075
Capital One Financial Corp.	24,185	1,378,787
CapitalSource Inc.	9,679	73,367
Cardinal Financial Corp.	1,226	17,532
Cascade Bancorp(a)	252	1,330
Cathay General Bancorp	3,279	56,595
Center Bancorp Inc.	505	6,020
CenterState Banks Inc.	1,254	11,186
Central Pacific Financial Corp.(a)	909	12,999
Century Bancorp Inc. Class A	144	4,596
Chemical Financial Corp.	1,147	27,757
CIT Group Inc.(a)	8,380	330,088
Citigroup Inc.	122,243	3,999,791
Citizens & Northern Corp.	512	10,040
Citizens Republic Bancorp Inc.(a)	1,677	32,450
City Holding Co.(b)	636	22,794
City National Corp.	1,941	99,981
CNB Financial Corp.	528	9,245
CoBiz Financial Inc.	1,564	10,948
Columbia Banking System Inc.	1,650	30,591
Comerica Inc.	8,209	254,889
Commerce Bancshares Inc.	3,133	126,354
Community Bank System Inc.	1,645	46,372
Community Trust Bancorp Inc.	579	20,575
Cullen/Frost Bankers Inc.	2,221	127,552
CVB Financial Corp.	3,679	43,927
Eagle Bancorp Inc.(a)(b)	700	11,704
East West Bancorp Inc.	6,033	127,417
Enterprise Bancorp Inc.	244	4,167
Enterprise Financial Services Corp.	753	10,241
F.N.B. Corp.	5,880	65,915
Farmers National Banc Corp.	793	5,123
Fidelity Southern Corp.	408	3,860

Security	Shares	Value
Fifth Third Bancorp	38,398	$595,553
Financial Institutions Inc.	576	10,737
First Bancorp (North Carolina)	653	7,529
First BanCorp (Puerto Rico)(a)(b)	2,954	13,057
First Bancorp Inc. (Maine)	367	6,441
First Busey Corp.	3,177	15,504
First California Financial Group Inc.(a)	944	6,570
First Citizens BancShares Inc. Class A	212	34,535
First Commonwealth Financial Corp.	4,388	30,935
First Community Bancshares Inc.	678	10,346
First Connecticut Bancorp Inc.	749	10,119
First Financial Bancorp	2,434	41,159
First Financial Bankshares Inc.	1,319	47,524
First Financial Corp.	465	14,573
First Horizon National Corp.	10,539	101,491
First Interstate BancSystem Inc.	659	9,859
First Merchants Corp.	1,223	18,357
First Midwest Bancorp Inc.	3,118	39,131
First of Long Island Corp. (The)	323	9,952
First Republic Bank	4,259	146,765
FirstMerit Corp.	4,561	67,183
FNB United Corp.(a)(b)	131	1,556
Franklin Financial Corp.(a)	581	9,912
Fulton Financial Corp.	8,331	82,144
German American Bancorp Inc.	527	12,711
Glacier Bancorp Inc.	2,999	46,724
Goldman Sachs Group Inc. (The)	20,504	2,330,895
Great Southern Bancorp Inc.	431	13,322
Guaranty Bancorp(a)(b)	3,209	6,482
Hancock Holding Co.	3,184	98,545
Hanmi Financial Corp.(a)	1,324	16,960
Heartland Financial USA Inc.	629	17,153
Heritage Commerce Corp.(a)	872	6,052
Heritage Financial Corp.	654	9,830
Heritage Oaks Bancorp(a)(b)	850	4,896
Home Bancshares Inc.	942	32,113
Horizon Bancorp	158	4,516
Hudson Valley Holding Corp.	652	11,117
Huntington Bancshares Inc.	36,080	248,952
IBERIABANK Corp.	1,230	56,334
Independent Bank Corp. (Massachusetts)	896	26,961
International Bancshares Corp.	2,215	42,196
J.P. Morgan Chase & Co.	158,716	6,424,824
KeyCorp	39,773	347,616
Lakeland Bancorp Inc.	1,132	11,716
Lakeland Financial Corp.	686	18,934
M&T Bank Corp.	5,279	502,350
MainSource Financial Group Inc.	841	10,798
MB Financial Inc.	2,279	45,010
Mercantile Bank Corp.(a)(b)	362	6,205
Merchants Bancshares Inc.	198	5,851
Metro Bancorp Inc.(a)	572	7,247
MetroCorp Bancshares Inc.(a)(b)	664	7,032
Middleburg Financial Corp.	227	4,031
MidSouth Bancorp Inc.	315	5,100
MidWestOne Financial Group Inc.	286	6,160
Morgan Stanley	64,079	1,072,682
National Bankshares Inc.	294	9,761
National Penn Bancshares Inc.	5,151	46,926
NBT Bancorp Inc.	1,361	30,037
Northern Trust Corp.	8,998	417,642
Northrim BanCorp Inc.	274	5,518
Old National Bancorp	4,224	57,489
OmniAmerican Bancorp Inc.(a)	502	11,410

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Oriental Financial Group Inc.	1,754	$18,452
Pacific Capital Bancorp(a)	173	7,941
Pacific Continental Corp.	770	6,876
Pacific Mercantile Bancorp(a)(b)	452	2,956
PacWest Bancorp	1,264	29,540
Park National Corp.(b)	475	33,259
Park Sterling Corp.(a)(b)	1,265	6,249
Peapack-Gladstone Financial Corp.	373	6,095
Penns Woods Bancorp Inc.	164	7,270
Peoples Bancorp Inc.	442	10,117
Pinnacle Financial Partners Inc.(a)(b)	1,426	27,550
PNC Financial Services Group Inc. (The)(c)	22,040	1,390,724
Popular Inc.(a)	4,255	74,165
Preferred Bank(a)	495	7,019
PrivateBancorp Inc.	2,507	40,087
Prosperity Bancshares Inc.	2,002	85,325
Regions Financial Corp.	58,940	424,957
Renasant Corp.	1,046	20,507
Republic Bancorp Inc. Class A	415	9,109
S&T Bancorp Inc.	1,175	20,692
S.Y. Bancorp Inc.	509	12,043
Sandy Spring Bancorp Inc.	1,007	19,385
SCBT Financial Corp.	649	26,142
Seacoast Banking Corp. of Florida(a)	3,027	4,813
Sierra Bancorp	497	6,093
Signature Bank(a)	1,683	112,896
Simmons First National Corp. Class A	724	17,633
Southside Bancshares Inc.	718	15,660
Southwest Bancorp Inc.(a)	822	8,919
State Bank Financial Corp.	1,320	21,767
State Street Corp.	20,407	856,278
Stellar One Corp.	962	12,660
Sterling Bancorp	1,292	12,817
Sterling Financial Corp.	1,120	24,942
Suffolk Bancorp(a)	405	5,937
Sun Bancorp Inc. (New Jersey)(a)(b)	1,571	5,294
SunTrust Banks Inc.	22,412	633,587
Susquehanna Bancshares Inc.	7,787	81,452
SVB Financial Group(a)	1,846	111,609
Synovus Financial Corp.	29,584	70,114
Taylor Capital Group Inc.(a)(b)	686	11,744
TCF Financial Corp.	6,787	81,037
Texas Capital Bancshares Inc.(a)	201	9,992
Tompkins Financial Corp.	493	19,976
TowneBank(b)	1,152	17,660
TriCo Bancshares	698	11,538
TrustCo Bank Corp. NY	3,907	22,348
Trustmark Corp.	2,737	66,619
U.S. Bancorp	78,963	2,708,431
UMB Financial Corp.	1,340	65,231
Umpqua Holdings Corp.	4,669	60,183
Union First Market Bankshares Corp.	846	13,164
United Bankshares Inc.	1,756	43,742
United Community Banks Inc.(a)(b)	1,843	15,463
Univest Corp. of Pennsylvania	717	12,906
Valley National Bancorp	8,240	82,565
Virginia Commerce Bancorp Inc.(a)	1,177	10,299
Walker & Dunlop Inc.(a)	482	7,408
Washington Banking Co.	641	9,083
Washington Trust Bancorp Inc.	607	15,946
Webster Financial Corp.	3,007	71,266
Wells Fargo & Co.	204,279	7,053,754
WesBanco Inc.	965	19,985
West Bancorporation Inc.	650	7,832

Security	Shares	Value
West Coast Bancorp(a)(b)	719	$16,192
Westamerica Bancorp	520	24,466
Western Alliance Bancorp(a)	2,896	29,539
Wilshire Bancorp Inc.(a)	2,575	16,222
Wintrust Financial Corp.	1,506	56,580
Zions Bancorp	7,684	158,713

		42,040,010

BEVERAGES – 0.38%
Beam Inc.	6,586	378,958
Brown-Forman Corp. Class B NVS	792	51,678
Central European Distribution Corp.(a)(b)	3,021	8,610
Coca-Cola Enterprises Inc.	11,613	363,139
Constellation Brands Inc. Class A(a)	6,159	199,244
Craft Brew Alliance Inc.(a)(b)	290	2,276
Farmer Bros. Co.(a)	263	2,501
Green Mountain Coffee Roasters Inc.(a)(b)	891	21,161
Molson Coors Brewing Co. Class B NVS	5,343	240,702

		1,268,269

BIOTECHNOLOGY – 0.18%
Agenus Inc.(a)	383	1,766
AMAG Pharmaceuticals Inc.(a)	185	3,282
Arena Pharmaceuticals Inc.(a)(b)	942	7,837
Astex Pharmaceuticals Inc.(a)(b)	3,917	12,025
Bio-Rad Laboratories Inc. Class A(a)	846	90,285
Cambrex Corp.(a)	592	6,944
Charles River Laboratories International Inc.(a)	753	29,819
Curis Inc.(a)(b)	938	3,883
Dynavax Technologies Corp.(a)	865	4,117
Emergent BioSolutions Inc.(a)	864	12,277
Enzon Pharmaceuticals Inc.(a)(b)	1,772	12,333
Geron Corp.(a)(b)	5,557	9,447
Harvard Bioscience Inc.(a)	903	3,820
ImmunoGen Inc.(a)	711	10,381
InterMune Inc.(a)	1,218	10,926
Lexicon Pharmaceuticals Inc.(a)	4,810	11,159
Life Technologies Corp.(a)	6,751	329,989
Maxygen Inc.	1,261	3,329
Momenta Pharmaceuticals Inc.(a)(b)	1,205	17,557
NPS Pharmaceuticals Inc.(a)	1,214	11,230
Pacific Biosciences of California Inc.(a)	1,939	3,548
PDL BioPharma Inc.(b)	769	5,914
RTI Biologics Inc.(a)(b)	2,178	9,082
Sequenom Inc.(a)(b)	1,132	3,996
Transcept Pharmaceuticals Inc.(a)(b)	477	2,533
Vical Inc.(a)(b)	326	1,408
XOMA Corp.(a)	544	2,007

		620,894

BUILDING MATERIALS – 0.21%
Apogee Enterprises Inc.	1,175	23,053
Comfort Systems USA Inc.	1,096	11,979
Drew Industries Inc.(a)	423	12,779
Fortune Brands Home & Security Inc.(a)	5,560	150,176
Gibraltar Industries Inc.(a)	1,270	16,281
Griffon Corp.	1,979	20,384
Louisiana-Pacific Corp.(a)	5,816	72,700
LSI Industries Inc.	820	5,527
Martin Marietta Materials Inc.	934	77,400
NCI Building Systems Inc.(a)	824	8,265

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Owens Corning(a)	5,080	$169,977
PGT Inc.(a)(b)	561	1,840
Quanex Building Products Corp.	1,494	28,147
Simpson Manufacturing Co. Inc.	1,498	42,873
Texas Industries Inc.	952	38,699
Universal Forest Products Inc.	820	34,063

		714,143

CHEMICALS – 1.62%
A. Schulman Inc.	1,223	29,132
Aceto Corp.	855	8,080
Air Products and Chemicals Inc.	8,830	730,241
Albemarle Corp.	1,625	85,605
Ashland Inc.	3,274	234,418
Cabot Corp.	2,644	96,691
CF Industries Holdings Inc.	2,131	473,593
Chemtura Corp.(a)	1,256	21,628
Codexis Inc.(a)	1,017	3,082
Cytec Industries Inc.	1,919	125,733
Dow Chemical Co. (The)	49,819	1,442,758
Eastman Chemical Co.	1,146	65,333
Ferro Corp.(a)(b)	3,616	12,403
Georgia Gulf Corp.	523	18,943
Huntsman Corp.	7,983	119,186
Innospec Inc.(a)(b)	846	28,696
Intrepid Potash Inc.(a)	1,181	25,368
Kraton Performance Polymers Inc.(a)	1,349	35,209
Kronos Worldwide Inc.	855	12,774
Landec Corp.(a)(b)	797	9,126
LyondellBasell Industries NV Class A	12,446	642,960
Minerals Technologies Inc.	738	52,346
Mosaic Co. (The)	12,353	711,656
Oil-Dri Corp. of America	255	5,901
Olin Corp.	1,050	22,816
OM Group Inc.(a)	1,388	25,734
PolyOne Corp.	797	13,206
Quaker Chemical Corp.	394	18,388
Rockwood Holdings Inc.	2,003	93,340
RPM International Inc.	3,351	95,638
Sensient Technologies Corp.	2,081	76,498
Spartech Corp.(a)(b)	1,290	6,902
Stepan Co.	17	1,634
TPC Group Inc.(a)	146	5,958
W.R. Grace & Co.(a)	269	15,893
Westlake Chemical Corp.	640	46,758
Zep Inc.	549	8,301
Zoltek Companies Inc.(a)(b)	1,161	8,928

		5,430,856

COAL – 0.24%
Alpha Natural Resources Inc.(a)	9,203	60,464
Arch Coal Inc.	8,869	56,141
Cloud Peak Energy Inc.(a)(b)	2,552	46,191
CONSOL Energy Inc.	9,500	285,475
Hallador Energy Co.(b)	282	2,349
Peabody Energy Corp.	11,370	253,437
SunCoke Energy Inc.(a)	857	13,815
Walter Energy Inc.	2,611	84,753
Westmoreland Coal Co.(a)(b)	508	5,044

		807,669

Security	Shares	Value

COMMERCIAL SERVICES – 0.77%
Aaron’s Inc.	762	$21,191
ABM Industries Inc.	2,248	42,555
American Reprographics Co.(a)	1,346	5,747
AMN Healthcare Services Inc.(a)	898	9,034
Ascent Media Corp. Class A(a)(b)	607	32,784
AVEO Pharmaceuticals Inc.(a)	135	1,405
Booz Allen Hamilton Holding Corp.	1,020	14,127
Career Education Corp.(a)	2,257	8,509
Carriage Services Inc.	667	6,450
CBIZ Inc.(a)(b)	1,647	9,915
CDI Corp.	465	7,919
Cenveo Inc.(a)(b)	2,282	5,226
Consolidated Graphics Inc.(a)(b)	336	8,766
Convergys Corp.	4,876	76,407
CoreLogic Inc.(a)	4,462	118,377
Corinthian Colleges Inc.(a)(b)	3,255	7,747
Corrections Corp. of America	4,173	139,587
CRA International Inc.(a)	485	8,381
Cross Country Healthcare Inc.(a)	1,161	5,480
Deluxe Corp.	703	21,484
DeVry Inc.	2,738	62,317
Dollar Thrifty Automotive Group Inc.(a)	557	48,420
Education Management Corp.(a)(b)	1,110	3,452
Electro Rent Corp.	710	12,560
Ennis Inc.	1,089	17,870
Equifax Inc.	501	23,337
Euronet Worldwide Inc.(a)	2,117	39,778
ExamWorks Group Inc.(a)(b)	992	14,801
Franklin Covey Co.(a)	167	2,004
FTI Consulting Inc.(a)	1,743	46,503
Genpact Ltd.	1,041	17,364
GEO Group Inc. (The)	2,562	70,891
Great Lakes Dredge & Dock Corp.	2,190	16,863
H&E Equipment Services Inc.	526	6,375
H&R Block Inc.	4,271	74,016
Heidrick & Struggles International Inc.	776	9,886
Hertz Global Holdings Inc.(a)	4,503	61,826
Hill International Inc.(a)(b)	1,047	4,565
Hudson Global Inc.(a)(b)	1,370	6,110
ICF International Inc.(a)	835	16,783
Intersections Inc.	132	1,391
Iron Mountain Inc.	431	14,701
KAR Auction Services Inc.(a)(b)	1,216	24,004
Kelly Services Inc. Class A	1,113	14,024
Kforce Inc.(a)	165	1,945
Korn/Ferry International(a)	2,000	30,660
Lincoln Educational Services Corp.	944	3,965
Live Nation Entertainment Inc.(a)	5,839	50,274
Mac-Gray Corp.	488	6,544
Manpower Inc.	3,345	123,096
Matthews International Corp. Class A	619	18,459
McGrath RentCorp	500	13,045
MoneyGram International Inc.(a)	645	9,636
Monster Worldwide Inc.(a)(b)	5,191	38,050
Multi-Color Corp.	536	12,414
National American University Holdings Inc.	399	1,995
Navigant Consulting Inc.(a)	2,155	23,813
Paychex Inc.	919	30,594
PDI Inc.(a)	394	3,140
Pendrell Corp.(a)(b)	6,526	7,374
PHH Corp.(a)	2,354	47,904
Providence Service Corp. (The)(a)(b)	433	5,625

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Quad Graphics Inc.	1,077	$18,266
Quanta Services Inc.(a)	8,722	215,433
R.R. Donnelley & Sons Co.(b)	7,523	79,744
Rent-A-Center Inc.	2,474	86,788
Resources Connection Inc.	1,821	23,873
RPX Corp.(a)	110	1,233
SAIC Inc.	7,655	92,166
Service Corp. International	9,061	121,961
Sotheby’s	1,838	57,897
Stewart Enterprises Inc. Class A	3,041	25,529
Swisher Hygiene Inc.(a)(b)	4,730	6,527
TeleTech Holdings Inc.(a)	965	16,453
TMS International Corp.(a)	323	3,198
Total System Services Inc.	962	22,799
Towers Watson & Co. Class A	2,537	134,588
Tree.com Inc.(a)	164	2,570
TrueBlue Inc.(a)	451	7,090
Universal Technical Institute Inc.	310	4,247
Valassis Communications Inc.(a)	695	17,160
Verisk Analytics Inc. Class A(a)	829	39,469
Viad Corp.	849	17,710
Westway Group Inc.(a)	454	2,810
Zipcar Inc.(a)(b)	252	1,961

		2,588,937

COMPUTERS – 1.16%
Agilysys Inc.(a)	547	4,704
Brocade Communications Systems Inc.(a)(b)	19,141	113,219
CACI International Inc. Class A(a)	868	44,954
CIBER Inc.(a)(b)	3,062	10,625
Computer Sciences Corp.	6,475	208,560
Computer Task Group Inc.(a)(b)	189	3,058
Dell Inc.	61,587	607,248
Diebold Inc.	2,422	81,646
DST Systems Inc.	1,165	65,892
Echelon Corp.(a)(b)	760	2,918
Electronics For Imaging Inc.(a)	1,782	29,599
Hewlett-Packard Co.	82,406	1,405,846
Imation Corp.(a)(b)	1,269	7,094
Immersion Corp.(a)	102	558
Insight Enterprises Inc.(a)	1,856	32,443
j2 Global Inc.	336	11,027
KEY Tronic Corp.(a)(b)	366	3,631
Keyw Holding Corp. (The)(a)(b)	444	5,550
Lexmark International Inc. Class A	2,969	66,060
Mentor Graphics Corp.(a)	1,785	27,632
Mercury Computer Systems Inc.(a)(b)	1,260	13,381
NetApp Inc.(a)	4,985	163,907
OCZ Technology Group Inc.(a)(b)	2,823	9,796
Quantum Corp.(a)	9,416	15,160
RadiSys Corp.(a)(b)	1,133	4,079
RealD Inc.(a)(b)	264	2,360
SanDisk Corp.(a)	10,161	441,292
Silicon Graphics International Corp.(a)(b)	1,273	11,584
Spansion Inc. Class A(a)(b)	1,956	23,315
STEC Inc.(a)	1,488	10,044
Super Micro Computer Inc.(a)	133	1,600
Sykes Enterprises Inc.(a)	1,673	22,485
Synopsys Inc.(a)	5,631	185,936
Unisys Corp.(a)(b)	897	18,676
Vocera Communications Inc.(a)	164	5,069
Western Digital Corp.	5,826	225,641

		3,886,589

Security	Shares	Value

COSMETICS & PERSONAL CARE – 2.27%
Avon Products Inc.	4,130	$65,874
Colgate-Palmolive Co.	1,651	177,020
Elizabeth Arden Inc.(a)(b)	142	6,708
Inter Parfums Inc.	198	3,623
Procter & Gamble Co. (The)	105,906	7,345,640
Revlon Inc. Class A(a)	454	7,010

		7,605,875

DISTRIBUTION & WHOLESALE – 0.15%
Arrow Electronics Inc.(a)	4,660	157,089
BlueLinx Holdings Inc.(a)	850	1,989
Brightpoint Inc.(a)(b)	2,899	26,033
Core-Mark Holding Co. Inc.	411	19,773
Houston Wire & Cable Co.	485	5,219
Ingram Micro Inc. Class A(a)	6,324	96,314
MRC Global Inc.(a)(b)	369	9,074
Owens & Minor Inc.	381	11,384
Rentrak Corp.(a)	159	2,692
ScanSource Inc.(a)(b)	1,152	36,887
United Stationers Inc.	1,606	41,788
WESCO International Inc.(a)(b)	1,822	104,218

		512,460

DIVERSIFIED FINANCIAL SERVICES – 2.17%
Affiliated Managers Group Inc.(a)	546	67,158
Air Lease Corp.(a)	2,818	57,487
Aircastle Ltd.(b)	2,459	27,860
American Express Co.	14,930	848,920
Ameriprise Financial Inc.	9,127	517,410
Artio Global Investors Inc. Class A	1,306	3,892
Asset Acceptance Capital Corp.(a)(b)	670	4,998
Asta Funding Inc.	472	4,432
BlackRock Inc.(c)	2,474	441,114
Calamos Asset Management Inc. Class A	793	9,231
California First National Bancorp(b)	90	1,660
CBOE Holdings Inc.	495	14,563
Charles Schwab Corp. (The)	44,846	573,580
CIFC Corp.(a)(b)	238	1,742
CME Group Inc.	13,805	791,026
Cowen Group Inc. Class A(a)	3,678	9,931
DFC Global Corp.(a)	402	6,894
Discover Financial Services	22,152	880,099
Doral Financial Corp.(a)	5,318	5,003
Duff & Phelps Corp. Class A	947	12,889
E*TRADE Financial Corp.(a)	11,931	105,112
Encore Capital Group Inc.(a)	193	5,454
Evercore Partners Inc. Class A	1,086	29,322
FBR & Co.(a)	1,512	4,672
Federal Agricultural Mortgage Corp. Class C NVS	404	10,399
Federated Investors Inc. Class B	635	13,138
First Marblehead Corp. (The)(a)(b)	2,311	2,427
Franklin Resources Inc.	4,464	558,312
FXCM Inc.	873	8,337
GAIN Capital Holdings Inc.	633	3,121
GFI Group Inc.	2,951	9,384
Horizon Technology Finance Corp.	267	4,315
Interactive Brokers Group Inc. Class A	1,664	23,329
INTL FCStone Inc.(a)(b)	552	10,521
Invesco Ltd.	18,702	467,363
Investment Technology Group Inc.(a)	1,579	13,737

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Janus Capital Group Inc.	7,766	$73,311
Jefferies Group Inc.	5,907	80,867
JMP Group Inc.	633	3,475
KBW Inc.	1,506	24,804
Knight Capital Group Inc. Class A(a)	7,574	20,298
Legg Mason Inc.	5,872	144,921
LPL Financial Holdings Inc.	288	8,220
Manning & Napier Inc.	572	6,973
Marlin Business Services Corp.	359	7,614
Medley Capital Corp.	1,024	14,408
MicroFinancial Inc.	230	2,104
NASDAQ OMX Group Inc. (The)	4,867	113,377
National Financial Partners Corp.(a)(b)	1,744	29,474
Nelnet Inc. Class A	996	23,645
NewStar Financial Inc.(a)(b)	1,140	13,669
Nicholas Financial Inc.	405	5,229
NYSE Euronext Inc.	10,601	261,315
Ocwen Financial Corp.(a)	4,239	116,191
Oppenheimer Holdings Inc. Class A	428	6,827
Piper Jaffray Companies Inc.(a)	661	16,822
Raymond James Financial Inc.	4,748	174,014
SeaCube Container Leasing Ltd.	366	6,862
SLM Corp.	20,355	319,981
Solar Senior Capital Ltd.	418	7,486
Stifel Financial Corp.(a)	1,140	38,304
SWS Group Inc.(a)	1,258	7,686
TD Ameritrade Holding Corp.	9,681	148,797
Teton Advisors Inc. Class B(b)	5	65
Virtus Investment Partners Inc.(a)	122	10,492
WageWorks Inc.(a)	113	1,972
Walter Investment Management Corp.(a)	1,199	44,375

		7,282,410

ELECTRIC – 5.87%
AES Corp. (The)(a)	26,774	293,711
ALLETE Inc.	1,591	66,408
Alliant Energy Corp.	4,629	200,852
Ameren Corp.	10,128	330,882
Ameresco Inc. Class A(a)(b)	207	2,445
American Electric Power Co. Inc.	20,125	884,293
Atlantic Power Corp.	4,308	64,448
Avista Corp.	2,472	63,629
Black Hills Corp.	1,868	66,445
Calpine Corp.(a)	16,890	292,197
CH Energy Group Inc.	624	40,691
Cleco Corp.	2,543	106,755
CMS Energy Corp.	10,921	257,190
Consolidated Edison Inc.	12,200	730,658
Dominion Resources Inc.	23,818	1,260,925
DTE Energy Co.	7,099	425,514
Duke Energy Corp.	29,337	1,901,038
Edison International	13,569	619,968
El Paso Electric Co.	1,673	57,300
Empire District Electric Co. (The)(b)	1,744	37,583
EnerNOC Inc.(a)(b)	678	8,800
Entergy Corp.	7,392	512,266
Exelon Corp.	35,523	1,263,908
FirstEnergy Corp.	17,469	770,383
Genie Energy Ltd. Class B	641	4,596
GenOn Energy Inc.(a)	32,603	82,486
Great Plains Energy Inc.	5,687	126,593
Hawaiian Electric Industries Inc.	4,054	106,661
IDACORP Inc.	2,074	89,742

Security	Shares	Value
Integrys Energy Group Inc.	3,267	$170,537
MDU Resources Group Inc.	7,879	173,653
MGE Energy Inc.	964	51,082
National Fuel Gas Co.	3,044	164,498
NextEra Energy Inc.	17,379	1,222,265
Northeast Utilities	13,085	500,240
NorthWestern Corp.	1,515	54,888
NRG Energy Inc.	9,503	203,269
NV Energy Inc.	9,849	177,380
OGE Energy Corp.	4,114	228,162
Ormat Technologies Inc.	536	10,050
Otter Tail Corp.	1,416	33,786
Pepco Holdings Inc.	9,525	180,023
PG&E Corp.	17,638	752,613
Pike Electric Corp.(a)(b)	690	5,486
Pinnacle West Capital Corp.	4,566	241,085
PNM Resources Inc.	3,324	69,904
Portland General Electric Co.	3,148	85,122
PPL Corp.	24,159	701,819
Public Service Enterprise Group Inc.	21,069	678,000
SCANA Corp.	4,911	237,054
Southern Co. (The)	36,205	1,668,688
TECO Energy Inc.	9,001	159,678
UIL Holdings Corp.	2,111	75,700
Unitil Corp.	593	16,141
UNS Energy Corp.	1,680	70,325
Westar Energy Inc.	5,267	156,219
Wisconsin Energy Corp.	9,614	362,159
Xcel Energy Inc.	20,274	561,793

		19,679,986

ELECTRICAL COMPONENTS & EQUIPMENT – 0.26%
A123 Systems Inc.(a)(b)	4,517	1,129
Advanced Energy Industries Inc.(a)	1,689	20,809
American Superconductor Corp.(a)	1,462	6,067
Belden Inc.	209	7,708
Emerson Electric Co.	4,872	235,171
Encore Wire Corp.	637	18,639
Energizer Holdings Inc.	2,726	203,387
EnerSys Inc.(a)	1,272	44,889
Generac Holdings Inc.	560	12,818
General Cable Corp.(a)(b)	1,956	57,467
GrafTech International Ltd.(a)	4,913	44,168
Hubbell Inc. Class B	425	34,315
Insteel Industries Inc.	697	8,176
Littelfuse Inc.	81	4,580
Molex Inc.	5,790	152,161
Powell Industries Inc.(a)	212	8,198
Power-One Inc.(a)	2,817	15,775
SunPower Corp.(a)	892	4,023
Vicor Corp.	685	4,569

		884,049

ELECTRONICS – 1.02%
American Science and Engineering Inc.	302	19,814
Avnet Inc.(a)	6,051	176,024
AVX Corp.	2,013	19,305
Bel Fuse Inc. Class B	443	8,275
Benchmark Electronics Inc.(a)	2,443	37,305
Brady Corp. Class A	2,050	60,024
Checkpoint Systems Inc.(a)(b)	1,674	13,861
Coherent Inc.(a)(b)	703	32,240

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
CTS Corp.	1,435	$14,450
Cymer Inc.(a)(b)	896	45,750
Daktronics Inc.	1,162	11,051
Electro Scientific Industries Inc.	995	12,159
ESCO Technologies Inc.	760	29,526
FEI Co.(b)	86	4,601
FLIR Systems Inc.	1,224	24,449
Garmin Ltd.(b)	4,214	175,892
GSI Group Inc.(a)	1,080	9,623
II-VI Inc.(a)	331	6,296
Itron Inc.(a)	1,664	71,802
Jabil Circuit Inc.	6,317	118,254
Kemet Corp.(a)(b)	2,056	9,046
Measurement Specialties Inc.(a)	75	2,473
Methode Electronics Inc.	1,543	14,982
Multi-Fineline Electronix Inc.(a)	314	7,081
Newport Corp.(a)(b)	1,603	17,729
Park Electrochemical Corp.	866	21,503
PerkinElmer Inc.	4,730	139,393
Plexus Corp.(a)(b)	827	25,050
Rofin-Sinar Technologies Inc.(a)(b)	1,196	23,597
Rogers Corp.(a)(b)	394	16,690
Sanmina-SCI Corp.(a)	3,365	28,569
Stoneridge Inc.(a)	1,181	5,870
Sypris Solutions Inc.	259	1,849
Tech Data Corp.(a)	1,661	75,243
Thermo Fisher Scientific Inc.	15,342	902,570
TTM Technologies Inc.(a)(b)	2,224	20,972
Tyco International Ltd.	19,285	1,084,974
Viasystems Group Inc.(a)(b)	205	3,546
Vishay Intertechnology Inc.(a)	5,515	54,212
Vishay Precision Group Inc.(a)	514	7,186
Watts Water Technologies Inc. Class A	1,137	43,013
Zygo Corp.(a)(b)	562	10,279

		3,406,528

ENERGY - ALTERNATE SOURCES – 0.01%
Amyris Inc.(a)(b)	1,282	4,410
FuelCell Energy Inc.(a)(b)	4,752	4,182
FutureFuel Corp.	809	9,797
Green Plains Renewable Energy Inc.(a)	1,051	6,159
Renewable Energy Group Inc.(a)(b)	158	1,050
REX American Resources Corp.(a)	209	3,764

		29,362

ENGINEERING & CONSTRUCTION – 0.38%
AECOM Technology Corp.(a)	4,714	99,748
Aegion Corp.(a)(b)	1,407	26,958
Argan Inc.	365	6,369
Chicago Bridge & Iron Co. NV	1,554	59,192
Dycom Industries Inc.(a)	181	2,603
EMCOR Group Inc.	2,783	79,427
Engility Holdings Inc.(a)(b)	680	12,546
Fluor Corp.	1,786	100,516
Granite Construction Inc.	1,605	46,096
Jacobs Engineering Group Inc.(a)	5,407	218,605
KBR Inc.	6,194	184,705
Layne Christensen Co.(a)(b)	820	16,080
McDermott International Inc.(a)	9,840	120,245
Michael Baker Corp.(a)	349	8,327
MYR Group Inc.(a)	385	7,681
Orion Marine Group Inc.(a)	1,128	8,381

Security	Shares	Value
Shaw Group Inc. (The)(a)	2,779	$121,220
Sterling Construction Co. Inc.(a)(b)	681	6,796
Tutor Perini Corp.(a)	1,496	17,114
URS Corp.	3,163	111,686
VSE Corp.	173	4,237

		1,258,532

ENTERTAINMENT – 0.19%
Bluegreen Corp.(a)	613	3,850
Carmike Cinemas Inc.(a)	508	5,715
Churchill Downs Inc.	361	22,642
Dolby Laboratories Inc. Class A(a)	877	28,722
DreamWorks Animation SKG Inc. Class A(a)(b)	2,830	54,421
International Game Technology	4,974	65,110
International Speedway Corp. Class A	1,154	32,739
Isle of Capri Casinos Inc.(a)	891	6,192
Madison Square Garden Inc. Class A(a)	2,385	96,044
Marriott Vacations Worldwide Corp.(a)	1,114	40,126
National CineMedia Inc.	1,561	25,553
Penn National Gaming Inc.(a)(b)	2,532	109,129
Pinnacle Entertainment Inc.(a)	2,432	29,792
Reading International Inc. Class A(a)	710	4,189
Regal Entertainment Group Class A(b)	2,157	30,349
Scientific Games Corp. Class A(a)	2,066	17,086
Speedway Motorsports Inc.	493	7,592
Vail Resorts Inc.	977	56,324

		635,575

ENVIRONMENTAL CONTROL – 0.39%
Calgon Carbon Corp.(a)	355	5,080
Casella Waste Systems Inc. Class A(a)	1,033	4,421
Covanta Holding Corp.	4,220	72,415
Darling International Inc.(a)	3,420	62,552
Energy Recovery Inc.(a)(b)	1,912	5,660
EnergySolutions Inc.(a)	2,607	7,117
Heckmann Corp.(a)(b)	5,226	21,949
Met-Pro Corp.	574	5,137
Metalico Inc.(a)(b)	1,703	4,360
Republic Services Inc.	12,652	348,057
Tetra Tech Inc.(a)	490	12,867
US Ecology Inc.	288	6,215
Waste Connections Inc.	4,845	146,561
Waste Management Inc.	19,276	618,374

		1,320,765

FOOD – 1.78%
Annie’s Inc.(a)	64	2,870
Arden Group Inc. Class A	21	2,037
Cal-Maine Foods Inc.	82	3,685
Campbell Soup Co.	1,560	54,319
Chiquita Brands International Inc.(a)(b)	1,897	14,493
ConAgra Foods Inc.	17,336	478,300
Dean Foods Co.(a)	1,090	17,822
Diamond Foods Inc.(b)	926	17,427
Dole Food Co. Inc.(a)	1,503	21,087
Fresh Del Monte Produce Inc.(b)	1,592	40,755
General Mills Inc.	5,864	233,680
H.J. Heinz Co.	5,034	281,652
Harris Teeter Supermarkets Inc.	1,579	61,328
Hillshire Brands Co.	723	19,362
Hormel Foods Corp.	2,407	70,381

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Ingles Markets Inc. Class A	527	$8,616
Ingredion Inc.	2,506	138,231
J.M. Smucker Co. (The)	4,676	403,679
John B. Sanfilippo & Son Inc.(a)(b)	338	4,401
Kellogg Co.	555	28,671
Kraft Foods Inc. Class A	70,067	2,897,270
Nash-Finch Co.	506	10,333
Pilgrim’s Pride Corp.(a)	486	2,483
Post Holdings Inc.(a)	342	10,281
Ralcorp Holdings Inc.(a)	2,301	167,973
Safeway Inc.	8,648	139,146
Seaboard Corp.(a)	12	27,122
Seneca Foods Corp. Class A(a)	394	11,765
Smart Balance Inc.(a)(b)	2,469	29,826
Smithfield Foods Inc.(a)	6,369	125,151
Snyders-Lance Inc.	204	5,100
Spartan Stores Inc.	863	13,213
SUPERVALU Inc.(b)	2,146	5,172
Sysco Corp.	11,566	361,669
Tootsie Roll Industries Inc.(b)	80	2,158
TreeHouse Foods Inc.(a)	489	25,673
Tyson Foods Inc. Class A	12,128	194,291
Village Super Market Inc. Class A	354	13,013
Weis Markets Inc.	465	19,683

		5,964,118

FOREST PRODUCTS & PAPER – 0.36%
Boise Inc.	4,202	36,809
Buckeye Technologies Inc.	686	21,993
Clearwater Paper Corp.(a)	199	8,221
Domtar Corp.	1,506	117,905
International Paper Co.	18,254	662,985
KapStone Paper and Packaging Corp.(a)(b)	1,730	38,735
MeadWestvaco Corp.	7,243	221,636
Neenah Paper Inc.	244	6,988
Orchids Paper Products Co.	130	2,345
P.H. Glatfelter Co.	1,484	26,430
Resolute Forest Products Inc.(a)(b)	3,388	44,044
Schweitzer-Mauduit International Inc.	340	11,217
Wausau Paper Corp.	89	824

		1,200,132

GAS – 0.76%
AGL Resources Inc.	4,895	200,255
Atmos Energy Corp.	3,757	134,463
CenterPoint Energy Inc.	17,830	379,779
Chesapeake Utilities Corp.	398	18,849
Delta Natural Gas Co. Inc.	287	5,556
Laclede Group Inc. (The)	937	40,291
New Jersey Resources Corp.	1,728	79,004
NiSource Inc.	11,855	302,065
Northwest Natural Gas Co.	1,114	54,853
Piedmont Natural Gas Co.	2,742	89,060
Questar Corp.	5,761	117,121
Sempra Energy	10,038	647,351
South Jersey Industries Inc.	992	52,507
Southwest Gas Corp.	1,918	84,776
UGI Corp.	4,688	148,844
Vectren Corp.	3,420	97,812
WGL Holdings Inc.	2,141	86,175

		2,538,761

Security	Shares	Value
HAND & MACHINE TOOLS – 0.28%
Franklin Electric Co. Inc.	63	$3,811
Hardinge Inc.	494	5,064
Kennametal Inc.	3,342	123,921
Regal Beloit Corp.	1,619	114,107
Snap-on Inc.	1,940	139,428
Stanley Black & Decker Inc.	7,129	543,586

		929,917

HEALTH CARE – PRODUCTS – 1.81%
Affymetrix Inc.(a)	2,950	12,773
Alere Inc.(a)	3,351	65,311
Alphatec Holdings Inc.(a)(b)	2,252	3,716
AngioDynamics Inc.(a)	1,057	12,895
ArthroCare Corp.(a)	203	6,577
Baxter International Inc.	1,956	117,869
Becton, Dickinson and Co.	575	45,172
Boston Scientific Corp.(a)	59,644	342,357
CareFusion Corp.(a)	9,261	262,920
Cerus Corp.(a)	291	989
Chindex International Inc.(a)(b)	490	5,062
CONMED Corp.	1,182	33,687
Cooper Companies Inc. (The)	1,390	131,299
Covidien PLC	19,070	1,133,139
CryoLife Inc.	1,094	7,352
Cynosure Inc. Class A(a)	200	5,276
Exactech Inc.(a)(b)	280	4,992
Greatbatch Inc.(a)(b)	973	23,673
Hanger Inc.(a)	1,426	40,684
Henry Schein Inc.(a)	1,621	128,497
Hill-Rom Holdings Inc.	2,595	75,411
Hologic Inc.(a)	11,044	223,531
Hospira Inc.(a)	6,893	226,228
ICU Medical Inc.(a)	49	2,963
Integra LifeSciences Holdings Corp.(a)	351	14,426
Invacare Corp.	1,334	18,863
Medtronic Inc.	40,592	1,750,327
Merge Healthcare Inc.(a)(b)	669	2,562
Merit Medical Systems Inc.(a)(b)	1,656	24,724
Natus Medical Inc.(a)	438	5,725
NuVasive Inc.(a)(b)	1,359	31,135
Orthofix International NV(a)	157	7,026
Palomar Medical Technologies Inc.(a)(b)	794	7,495
PhotoMedex Inc.(a)	126	1,772
QIAGEN NV(a)(b)	9,824	181,842
Sirona Dental Systems Inc.(a)(b)	1,895	107,939
Solta Medical Inc.(a)	2,531	7,947
St. Jude Medical Inc.	2,999	126,348
Steris Corp.	637	22,594
Stryker Corp.	3,413	189,968
SurModics Inc.(a)(b)	494	9,989
Symmetry Medical Inc.(a)(b)	1,147	11,344
Teleflex Inc.	1,708	117,579
Tornier NV(a)(b)	195	3,695
West Pharmaceutical Services Inc.	510	27,066
Wright Medical Group Inc.(a)(b)	1,631	36,061
Young Innovations Inc.	152	5,943
Zeltiq Aesthetics Inc.(a)	431	2,431
Zimmer Holdings Inc.	6,614	447,239

		6,074,413

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
HEALTH CARE – SERVICES – 2.04%
Aetna Inc.	14,497	$574,081
Almost Family Inc.(a)(b)	343	7,299
Amedisys Inc.(a)(b)	1,232	17,014
AMERIGROUP Corp.(a)	607	55,498
AmSurg Corp.(a)	891	25,287
Assisted Living Concepts Inc. Class A	820	6,257
Brookdale Senior Living Inc.(a)	4,059	94,250
Capital Senior Living Corp.(a)(b)	156	2,257
Cigna Corp.	12,029	567,408
Community Health Systems Inc.(a)	3,791	110,470
Covance Inc.(a)(b)	2,173	101,457
Coventry Health Care Inc.	5,597	233,339
Ensign Group Inc. (The)	277	8,478
Five Star Quality Care Inc.(a)(b)	1,368	6,990
Gentiva Health Services Inc.(a)(b)	1,277	14,456
HCA Holdings Inc.	2,425	80,631
Health Management Associates Inc. Class A(a)	10,708	89,840
Health Net Inc.(a)	3,471	78,132
HealthSouth Corp.(a)	623	14,989
Healthways Inc.(a)	1,419	16,616
Humana Inc.	6,810	477,721
Kindred Healthcare Inc.(a)(b)	2,170	24,695
LHC Group Inc.(a)	625	11,544
LifePoint Hospitals Inc.(a)	2,029	86,801
Magellan Health Services Inc.(a)	1,079	55,687
MEDNAX Inc.(a)(b)	2,055	152,995
Molina Healthcare Inc.(a)	1,149	28,897
National Healthcare Corp.	428	20,433
Quest Diagnostics Inc.	5,839	370,368
Select Medical Holdings Corp.(a)	1,446	16,239
Skilled Healthcare Group Inc. Class A(a)	53	341
Sun Healthcare Group Inc.(a)	1,045	8,846
Sunrise Senior Living Inc.(a)	313	4,467
Tenet Healthcare Corp.(a)	16,247	101,869
Triple-S Management Corp. Class B(a)(b)	825	17,242
UnitedHealth Group Inc.	43,247	2,396,316
Universal American Corp.(a)(b)	1,573	14,535
Universal Health Services Inc. Class B	3,521	161,015
Vanguard Health Systems Inc.(a)	173	2,140
WellCare Health Plans Inc.(a)	930	52,591
WellPoint Inc.	12,885	747,459

		6,856,950

HOLDING COMPANIES – DIVERSIFIED – 0.32%
American Capital Ltd.(a)	13,875	157,343
American Realty Capital Trust Inc.	6,618	77,629
Apollo Investment Corp.	8,409	66,179
Ares Capital Corp.	10,414	178,496
Arlington Asset Investment Corp. Class A	345	8,232
BlackRock Kelso Capital Corp.(c)	2,740	26,633
Capital Southwest Corp.	122	13,658
Fifth Street Finance Corp.	3,793	41,647
Gladstone Capital Corp.	880	7,700
Gladstone Investment Corp.	922	7,210
Golub Capital BDC Inc.	642	10,208
Harbinger Group Inc.(a)(b)	1,727	14,559
Home Loan Servicing Solutions Ltd.(b)	1,209	19,670
Horizon Pharma Inc.(a)	415	1,440
KCAP Financial Inc.	1,014	9,390
Leucadia National Corp.	6,294	143,189
Main Street Capital Corp.	1,072	31,635

Security	Shares	Value
MCG Capital Corp.	3,220	$14,844
Medallion Financial Corp.	793	9,365
MVC Capital Inc.	1,003	12,838
New Mountain Finance Corp.	576	8,536
NGP Capital Resources Co.	903	6,736
PennantPark Investment Corp.	2,322	24,636
Primoris Services Corp.	917	11,967
Prospect Capital Corp.	6,191	71,320
Resource America Inc. Class A	511	3,495
Solar Capital Ltd.	1,489	34,128
TCP Capital Corp.	242	3,862
THL Credit Inc.	507	7,113
TICC Capital Corp.	1,617	16,817
Triangle Capital Corp.	1,144	29,355

		1,069,830

HOME BUILDERS – 0.36%
Beazer Homes USA Inc.(a)	4,486	15,925
Cavco Industries Inc.(a)	25	1,147
D.R. Horton Inc.	10,748	221,839
Hovnanian Enterprises Inc. Class A(a)(b)	4,280	14,809
KB Home	3,216	46,150
Lennar Corp. Class A	6,750	234,697
M.D.C. Holdings Inc.	1,624	62,540
M/I Homes Inc.(a)(b)	787	15,221
Meritage Homes Corp.(a)	1,001	38,068
NVR Inc.(a)	21	17,734
PulteGroup Inc.(a)	14,278	221,309
Ryland Group Inc. (The)	808	24,240
Standard-Pacific Corp.(a)(b)	4,396	29,717
Thor Industries Inc.	1,659	60,255
Toll Brothers Inc.(a)	5,994	199,181
Winnebago Industries Inc.(a)(b)	881	11,127

		1,213,959

HOME FURNISHINGS – 0.15%
American Woodmark Corp.(a)	381	7,609
Bassett Furniture Industries Inc.	478	5,951
Ethan Allen Interiors Inc.	136	2,981
Flexsteel Industries	193	3,995
Harman International Industries Inc.	2,940	135,710
Hooker Furniture Corp.	454	5,898
Kimball International Inc. Class B	1,317	16,094
La-Z-Boy Inc.(a)	1,517	22,194
Sealy Corp.(a)(b)	2,066	4,504
TiVo Inc.(a)	2,612	27,243
Universal Electronics Inc.(a)(b)	630	11,075
VOXX International Corp.(a)(b)	782	5,849
Whirlpool Corp.	3,221	267,053

		516,156

HOUSEHOLD PRODUCTS & WARES – 0.31%
A.T. Cross Co. Class A(a)	39	389
ACCO Brands Corp.(a)	2,549	16,543
American Greetings Corp. Class A(b)	1,372	23,050
Avery Dennison Corp.	4,328	137,717
Central Garden & Pet Co. Class A(a)	1,365	16,489
Church & Dwight Co. Inc.	2,218	119,750
Clorox Co. (The)	5,093	366,951
CSS Industries Inc.	414	8,508
Helen of Troy Ltd.(a)	1,342	42,716

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Jarden Corp.	2,562	$135,376
Kimberly-Clark Corp.	1,732	148,571
Prestige Brands Holdings Inc.(a)	712	12,075
Scotts Miracle-Gro Co. (The) Class A	205	8,911
Spectrum Brands Holdings Inc.(a)	147	5,881

		1,042,927

HOUSEWARES – 0.07%
Lifetime Brands Inc.	394	4,692
Newell Rubbermaid Inc.	12,095	230,894

		235,586

INSURANCE – 6.78%
ACE Ltd.	14,084	1,064,750
Aflac Inc.	19,434	930,500
Alleghany Corp.(a)	707	243,873
Allied World Assurance Co. Holdings Ltd.	740	57,165
Allstate Corp. (The)	20,433	809,351
Alterra Capital Holdings Ltd.	3,574	85,562
American Equity Investment Life Holding Co.	2,486	28,912
American Financial Group Inc.	3,566	135,151
American International Group Inc.(a)	26,928	882,969
American National Insurance Co.	308	22,124
American Safety Insurance Holdings Ltd.(a)(b)	341	6,373
Amerisafe Inc.(a)	768	20,844
AmTrust Financial Services Inc.	973	24,928
Aon PLC	12,440	650,488
Arch Capital Group Ltd.(a)(b)	5,021	209,275
Argo Group International Holdings Ltd.	1,088	35,240
Aspen Insurance Holdings Ltd.	2,965	90,403
Assurant Inc.	3,391	126,484
Assured Guaranty Ltd.	7,220	98,336
Axis Capital Holdings Ltd.	4,566	159,445
Baldwin & Lyons Inc. Class B	349	8,345
Berkshire Hathaway Inc. Class B(a)	74,251	6,548,938
Brown & Brown Inc.	4,447	115,933
Chubb Corp. (The)	11,215	855,480
Cincinnati Financial Corp.	6,094	230,902
Citizens Inc.(a)(b)	1,716	18,001
CNA Financial Corp.	1,104	29,587
CNO Financial Group Inc.	8,845	85,354
Crawford & Co. Class B	1,115	5,586
Donegal Group Inc. Class A	323	4,535
Eastern Insurance Holdings Inc.	281	4,712
EMC Insurance Group Inc.	199	4,179
Employers Holdings Inc.	966	17,707
Endurance Specialty Holdings Ltd.	1,624	62,524
Enstar Group Ltd.(a)(b)	353	35,176
Everest Re Group Ltd.	2,202	235,526
FBL Financial Group Inc. Class A	406	13,479
Fidelity National Financial Inc. Class A	9,297	198,863
First American Financial Corp.	4,028	87,287
Flagstone Reinsurance Holdings SA	2,062	17,713
Fortegra Financial Corp.(a)(b)	252	1,998
Genworth Financial Inc. Class A(a)	20,508	107,257
Global Indemnity PLC(a)	479	10,481
Greenlight Capital Re Ltd. Class A(a)	842	20,839
Hallmark Financial Services Inc.(a)(b)	565	4,599
Hanover Insurance Group Inc. (The)	1,021	38,042
Hartford Financial Services Group Inc. (The)	18,397	357,638
HCC Insurance Holdings Inc.	4,220	143,016
Hilltop Holdings Inc.(a)	1,672	21,251

Security	Shares	Value
Homeowners Choice Inc.	241	$5,663
Horace Mann Educators Corp.	1,672	30,280
Independence Holding Co.	341	3,434
Infinity Property and Casualty Corp.	492	29,712
Investors Title Co.	54	3,523
Kansas City Life Insurance Co.	181	6,974
Kemper Corp.	2,056	63,140
Lincoln National Corp.	11,912	288,151
Loews Corp.	13,014	536,958
Maiden Holdings Ltd.	2,111	18,767
Markel Corp.(a)	402	184,313
Marsh & McLennan Companies Inc.	4,742	160,896
MBIA Inc.(a)(b)	5,902	59,787
Meadowbrook Insurance Group Inc.	1,956	15,042
Mercury General Corp.	1,035	40,003
MetLife Inc.	35,451	1,221,641
MGIC Investment Corp.(a)	7,841	11,997
Montpelier Re Holdings Ltd.	1,825	40,387
National Interstate Corp.	261	6,734
National Western Life Insurance Co. Class A	93	13,322
Navigators Group Inc. (The)(a)	238	11,716
Old Republic International Corp.	10,823	100,654
OneBeacon Insurance Group Ltd. Class A	927	12,459
PartnerRe Ltd.	2,694	200,110
Phoenix Companies Inc. (The)(a)	244	7,483
Platinum Underwriters Holdings Ltd.(b)	1,450	59,261
Presidential Life Corp.	881	12,272
Primerica Inc.	1,968	56,364
Principal Financial Group Inc.	12,522	337,343
ProAssurance Corp.	1,279	115,673
Progressive Corp. (The)	25,503	528,932
Protective Life Corp.	3,382	88,642
Prudential Financial Inc.	19,466	1,061,092
Radian Group Inc.(b)	5,562	24,139
Reinsurance Group of America Inc.	3,074	177,892
RenaissanceRe Holdings Ltd.	2,157	166,175
RLI Corp.	883	58,861
Safety Insurance Group Inc.	528	24,225
Seabright Holdings Inc.	835	9,185
Selective Insurance Group Inc.	2,257	42,860
StanCorp Financial Group Inc.	1,851	57,825
State Auto Financial Corp.	536	8,785
Stewart Information Services Corp.	749	15,085
Symetra Financial Corp.	3,239	39,840
Torchmark Corp.	4,109	210,997
Tower Group Inc.	666	12,914
Travelers Companies Inc. (The)	9,187	627,105
United Fire Group Inc.	823	20,674
Universal Insurance Holdings Inc.	783	3,015
Unum Group	11,928	229,256
Validus Holdings Ltd.(b)	3,288	111,496
W.R. Berkley Corp.	4,628	173,504
White Mountains Insurance Group Ltd.(b)	246	126,282
XL Group PLC	13,006	312,534

		22,752,495

INTERNET – 0.71%
1-800-FLOWERS.COM Inc.(a)(b)	996	3,715
AOL Inc.(a)	2,712	95,544
Bankrate Inc.(a)	256	3,988
Bazaarvoice Inc.(a)(b)	18	273
Blucora Inc.(a)	1,473	26,234
DealerTrack Holdings Inc.(a)	185	5,152

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Digital River Inc.(a)	1,550	$25,823
Envivio Inc.(a)	241	530
ePlus Inc.(a)(b)	153	6,001
Expedia Inc.	1,366	79,009
Global Sources Ltd.(a)(b)	683	4,480
HomeAway Inc.(a)	145	3,400
IAC/InterActiveCorp	2,793	145,404
ICG Group Inc.(a)(b)	1,445	14,681
Internap Network Services Corp.(a)(b)	1,107	7,804
IntraLinks Holdings Inc.(a)	1,539	10,065
Keynote Systems Inc.	658	9,528
KIT Digital Inc.(a)(b)	2,041	6,123
Liberty Interactive Corp. Series A(a)	19,976	369,556
Liberty Ventures Series A(a)	998	49,541
Limelight Networks Inc.(a)(b)	2,536	5,934
magicJack VocalTec Ltd.(a)(b)	198	4,857
MeetMe Inc.(a)(b)	627	1,787
ModusLink Global Solutions Inc.(a)	1,917	7,074
PCTEL Inc.	781	5,506
Perficient Inc.(a)	297	3,585
QuinStreet Inc.(a)(b)	1,370	11,494
RealNetworks Inc.(a)	906	7,538
Safeguard Scientifics Inc.(a)(b)	864	13,556
Shutterfly Inc.(a)(b)	1,122	34,917
Support.com Inc.(a)(b)	769	3,253
Symantec Corp.(a)	28,374	510,732
TechTarget Inc.(a)(b)	656	3,877
United Online Inc.	3,704	20,446
Unwired Planet Inc.(a)	193	371
ValueClick Inc.(a)	1,107	19,029
Vasco Data Security International Inc.(a)	654	6,135
VeriSign Inc.(a)	526	25,611
WebMD Health Corp.(a)(b)	2,118	29,716
Yahoo! Inc.(a)	50,907	813,239

		2,395,508

IRON & STEEL – 0.44%
AK Steel Holding Corp.(b)	3,965	19,032
Allegheny Technologies Inc.	4,472	142,657
Carpenter Technology Corp.	1,709	89,415
Cliffs Natural Resources Inc.	5,949	232,784
Commercial Metals Co.	4,814	63,545
Metals USA Holdings Corp.(a)	369	4,933
Nucor Corp.	13,229	506,141
Reliance Steel & Aluminum Co.	3,136	164,170
Schnitzer Steel Industries Inc. Class A	1,057	29,755
Shiloh Industries Inc.	225	2,524
Steel Dynamics Inc.	7,174	80,564
United States Steel Corp.(b)	6,011	114,630
Universal Stainless & Alloy Products Inc.(a)	297	11,034

		1,461,184

LEISURE TIME – 0.27%
Black Diamond Inc.(a)(b)	971	8,516
Callaway Golf Co.(b)	2,691	16,523
Carnival Corp.	17,308	630,704
Johnson Outdoors Inc. Class A(a)	279	5,968
Life Time Fitness Inc.(a)	133	6,083
Marine Products Corp.	223	1,329
Royal Caribbean Cruises Ltd.	6,321	190,957
WMS Industries Inc.(a)	2,295	37,592

		897,672

Security	Shares	Value
LODGING – 0.12%
Ameristar Casinos Inc.	185	$3,293
Boyd Gaming Corp.(a)(b)	2,073	14,635
Caesars Entertainment Corp.(a)(b)	161	1,095
Choice Hotels International Inc.	1,011	32,342
Hyatt Hotels Corp. Class A(a)(b)	1,890	75,884
Marcus Corp.	866	9,613
Marriott International Inc. Class A	831	32,492
MGM Resorts International(a)	16,596	178,407
Monarch Casino & Resort Inc.(a)	373	3,249
Morgans Hotel Group Co.(a)(b)	585	3,756
Orient-Express Hotels Ltd. Class A(a)(b)	4,146	36,899
Red Lion Hotels Corp.(a)(b)	612	3,825
Ryman Hospitality Properties Inc.(a)	427	16,879

		412,369

MACHINERY – 0.35%
AGCO Corp.(a)	4,045	192,057
Alamo Group Inc.	271	9,154
Albany International Corp. Class A	1,154	25,353
Altra Holdings Inc.	512	9,318
Applied Industrial Technologies Inc.	141	5,842
Astec Industries Inc.(a)(b)	832	26,300
Briggs & Stratton Corp.	2,031	37,919
Cascade Corp.	363	19,871
CNH Global NV(a)	1,147	44,469
Columbus McKinnon Corp.(a)	811	12,254
Flow International Corp.(a)	1,601	5,924
Flowserve Corp.	173	22,099
Gardner Denver Inc.	2,089	126,197
Gerber Scientific Inc. Escrow(a)(d)	1,091	11
Global Power Equipment Group Inc.(b)	720	13,313
Hurco Companies Inc.(a)(b)	269	6,155
IDEX Corp.	2,829	118,167
Intermec Inc.(a)(b)	2,183	13,556
Intevac Inc.(a)(b)	962	5,878
Kadant Inc.(a)(b)	491	11,386
Manitowoc Co. Inc. (The)	1,322	17,635
NACCO Industries Inc. Class A	229	28,719
Nordson Corp.	199	11,665
Robbins & Myers Inc.	946	56,382
Terex Corp.(a)	4,561	102,987
Twin Disc Inc.	359	6,426
Xylem Inc.	6,894	173,384
Zebra Technologies Corp. Class A(a)	1,826	68,548

		1,170,969

MANUFACTURING – 4.35%
3M Co.	2,923	270,144
A.O. Smith Corp.	1,180	67,897
Actuant Corp. Class A	2,456	70,291
American Railcar Industries Inc.(a)	406	11,506
AptarGroup Inc.	1,844	95,353
Barnes Group Inc.	2,264	56,623
Carlisle Companies Inc.	2,355	122,272
Ceradyne Inc.	1,011	24,699
Chase Corp.	267	4,905
Colfax Corp.(a)(b)	1,428	52,365
Cooper Industries PLC	2,058	154,473
Crane Co.	2,066	82,495
Danaher Corp.	15,980	881,297

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Dover Corp.	7,665	$455,991
Eaton Corp.	14,065	664,712
EnPro Industries Inc.(a)	409	14,728
Fabrinet(a)(b)	926	10,732
Federal Signal Corp.(a)	2,382	15,054
FreightCar America Inc.	511	9,091
General Electric Co.	441,778	10,032,778
GP Strategies Corp.(a)	56	1,082
Handy & Harman Ltd.(a)	22	325
Harsco Corp.	3,362	69,022
Illinois Tool Works Inc.	995	59,173
Ingersoll-Rand PLC	2,246	100,666
ITT Corp.	2,939	59,221
Leggett & Platt Inc.	5,851	146,567
LSB Industries Inc.(a)	336	14,740
Lydall Inc.(a)	719	10,131
Movado Group Inc.	659	22,221
NL Industries Inc.	280	3,217
Parker Hannifin Corp.	3,468	289,855
Pentair Inc.	4,132	183,915
PMFG Inc.(a)(b)	873	7,063
SPX Corp.	1,476	96,545
Standex International Corp.	422	18,758
STR Holdings Inc.(a)	1,262	3,912
Textron Inc.	10,974	287,190
Tredegar Corp.	994	17,634
TriMas Corp.(a)	112	2,700
Trinity Industries Inc.	3,391	101,628

		14,592,971

MEDIA – 3.09%
Beasley Broadcast Group Inc. Class A(a)(b)	277	1,352
Belo Corp. Class A	2,466	19,309
Cablevision NY Group Class A	7,467	118,352
CBS Corp. Class B NVS	22,409	814,119
Central European Media Enterprises Ltd. Class A(a)	1,530	9,960
Comcast Corp. Class A	58,654	2,098,054
Courier Corp.	430	5,255
Crown Media Holdings Inc. Class A(a)(b)	1,175	1,962
Cumulus Media Inc. Class A(a)(b)	2,363	6,475
Daily Journal Corp.(a)	44	4,126
Demand Media Inc.(a)	328	3,565
Dial Global Inc.(a)(b)	210	569
Digital Generation Inc.(a)(b)	1,154	13,109
DISH Network Corp. Class A	1,864	57,057
Dolan Co. (The)(a)	1,269	6,827
E.W. Scripps Co. (The) Class A(a)	1,263	13,451
Entercom Communications Corp. Class A(a)(b)	1,011	6,935
Entravision Communications Corp. Class A	2,170	2,908
Fisher Communications Inc.(a)	369	13,564
Gannett Co. Inc.	9,803	174,003
John Wiley & Sons Inc. Class A	1,114	51,188
Journal Communications Inc. Class A(a)	1,806	9,391
Liberty Media Corp. Series A(a)	4,237	441,368
Lin TV Corp. Class A(a)(b)	1,180	5,192
Martha Stewart Living Omnimedia Inc. Class A	1,137	3,491
McClatchy Co. (The) Class A(a)(b)	2,411	5,377
Meredith Corp.(b)	1,509	52,815
New York Times Co. (The) Class A(a)(b)	5,680	55,437
News Corp. Class A NVS	57,265	1,404,710
Nexstar Broadcasting Group Inc.(a)	343	3,643
Nielsen Holdings NV(a)	3,815	114,374
Outdoor Channel Holdings Inc.	334	2,432

Security	Shares	Value
Saga Communications Inc. Class A(a)	151	$6,119
Salem Communications Corp. Class A	434	2,274
Scholastic Corp.	1,080	34,322
Sinclair Broadcast Group Inc. Class A	1,956	21,927
Thomson Reuters Corp.	15,493	447,128
Time Warner Inc.	40,008	1,813,563
Value Line Inc.	7	68
Walt Disney Co. (The)	47,090	2,461,865
Washington Post Co. (The) Class B	171	62,078
World Wrestling Entertainment Inc. Class A	149	1,199

		10,370,913

METAL FABRICATE & HARDWARE – 0.12%
A.M. Castle & Co.(a)(b)	698	8,718
Ampco-Pittsburgh Corp.	323	5,959
CIRCOR International Inc.	678	25,595
Dynamic Materials Corp.	361	5,422
Eastern Co. (The)	265	4,966
Furmanite Corp.(a)(b)	1,569	8,912
Haynes International Inc.	77	4,016
Kaydon Corp.	1,337	29,869
L.B. Foster Co. Class A	397	12,839
Mueller Industries Inc.	945	42,969
Mueller Water Products Inc. Class A	2,263	11,089
NN Inc.(a)	717	6,087
Northwest Pipe Co.(a)(b)	394	9,712
Olympic Steel Inc.	394	6,651
Rexnord Corp.(a)	942	17,163
RTI International Metals Inc.(a)	1,269	30,380
Timken Co. (The)	3,328	123,668
Worthington Industries Inc.	2,186	47,349

		401,364

MINING – 1.18%
Alcoa Inc.	44,514	393,949
AMCOL International Corp.	64	2,168
Century Aluminum Co.(a)	2,155	15,408
Coeur d’Alene Mines Corp.(a)	2,208	63,657
Freeport-McMoRan Copper & Gold Inc.	39,558	1,565,706
General Moly Inc.(a)(b)	2,394	7,589
Globe Specialty Metals Inc.	2,393	36,421
Gold Reserve Inc.(a)	1,926	6,240
Golden Minerals Co.(a)(b)	1,209	6,311
Golden Star Resources Ltd.(a)(b)	10,803	21,282
Hecla Mining Co.(b)	11,921	78,083
Horsehead Holding Corp.(a)	1,919	17,923
Kaiser Aluminum Corp.	804	46,946
Materion Corp.	786	18,707
McEwen Mining Inc.(a)	8,249	37,863
Molycorp Inc.(a)(b)	2,048	23,552
Newmont Mining Corp.	20,414	1,143,388
Revett Minerals Inc.(a)	1,081	3,848
Southern Copper Corp.	1,708	58,687
Stillwater Mining Co.(a)	4,837	57,028
Tahoe Resources Inc.(a)	2,625	53,445
Titanium Metals Corp.	3,346	42,929
United States Lime & Minerals Inc.(a)	4	193
Uranium Energy Corp.(a)(b)	1,906	4,975
Vista Gold Corp.(a)	2,502	9,082
Vulcan Materials Co.	5,399	255,373

		3,970,753

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.13%
Pitney Bowes Inc.	2,714	$37,508
Xerox Corp.	56,242	412,816

		450,324

OFFICE FURNISHINGS – 0.01%
CompX International Inc.	43	653
HNI Corp.	102	2,602
Knoll Inc.	616	8,593
Steelcase Inc. Class A	2,737	26,959

		38,807

OIL & GAS – 14.33%
Adams Resources & Energy Inc.	88	2,684
Alon USA Energy Inc.	112	1,534
Anadarko Petroleum Corp.	20,822	1,455,874
Apache Corp.	16,290	1,408,596
Atwood Oceanics Inc.(a)	1,629	74,038
Bill Barrett Corp.(a)	2,010	49,788
Bonanza Creek Energy Inc.(a)(b)	355	8,364
BPZ Resources Inc.(a)(b)	3,172	9,072
Callon Petroleum Co.(a)	1,660	10,209
Carrizo Oil & Gas Inc.(a)(b)	230	5,752
Cheniere Energy Inc.(a)	3,098	48,174
Chesapeake Energy Corp.	27,641	521,586
Chevron Corp.	82,254	9,587,526
Cimarex Energy Co.	3,576	209,375
Clayton Williams Energy Inc.(a)(b)	223	11,571
Cobalt International Energy Inc.(a)	447	9,955
Comstock Resources Inc.(a)(b)	1,988	36,539
ConocoPhillips	52,719	3,014,472
Contango Oil & Gas Co.(a)	48	2,359
CREDO Petroleum Corp.(a)(b)	117	1,695
Crimson Exploration Inc.(a)	912	3,894
CVR Energy Inc.(a)	223	8,195
Delek US Holdings Inc.	713	18,174
Denbury Resources Inc.(a)	16,309	263,553
Devon Energy Corp.	16,814	1,017,247
Diamond Offshore Drilling Inc.	2,870	188,875
Emerald Oil Inc.(a)(b)	2,045	1,697
Endeavour International Corp.(a)(b)	102	986
Energen Corp.	3,007	157,597
Energy XXI (Bermuda) Ltd.(b)	900	31,455
EPL Oil & Gas Inc.(a)(b)	1,210	24,551
EQT Corp.	5,492	324,028
EXCO Resources Inc.	5,182	41,508
Exxon Mobil Corp.	194,983	17,831,195
Forest Oil Corp.(a)(b)	4,923	41,599
Gastar Exploration Ltd.(a)	2,426	4,027
Gulfport Energy Corp.(a)	1,547	48,359
Halcon Resources Corp.(a)(b)	584	4,281
Harvest Natural Resources Inc.(a)(b)	1,534	13,683
Helmerich & Payne Inc.	3,078	146,544
Hercules Offshore Inc.(a)(b)	6,629	32,349
Hess Corp.	12,676	680,955
HollyFrontier Corp.	8,635	356,366
Laredo Petroleum Holdings Inc.(a)(b)	65	1,429
Magnum Hunter Resources Corp.(a)(b)	4,004	17,778
Marathon Oil Corp.	29,384	868,885
Marathon Petroleum Corp.	14,193	774,796
Matador Resources Co.(a)	77	800

Security	Shares	Value
McMoRan Exploration Co.(a)(b)	4,242	$49,843
Midstates Petroleum Co. Inc.(a)	551	4,766
Miller Energy Resources Inc.(a)(b)	1,298	6,529
Murphy Oil Corp.	8,104	435,104
Nabors Industries Ltd.(a)	12,116	169,987
Newfield Exploration Co.(a)	5,627	176,238
Noble Energy Inc.	5,770	534,937
Occidental Petroleum Corp.	33,813	2,909,947
Parker Drilling Co.(a)	4,874	20,617
Patterson-UTI Energy Inc.	6,521	103,293
PDC Energy Inc.(a)(b)	1,278	40,423
Penn Virginia Corp.	1,908	11,830
PetroCorp Inc. Escrow(a)(d)	190	0
PetroQuest Energy Inc.(a)	2,373	15,923
Phillips 66	26,056	1,208,217
Pioneer Natural Resources Co.	847	88,427
Plains Exploration & Production Co.(a)	5,380	201,589
QEP Resources Inc.	7,448	235,804
Quicksilver Resources Inc.(a)	5,037	20,601
Resolute Energy Corp.(a)(b)	2,019	17,909
Rex Energy Corp.(a)(b)	1,805	24,097
Rowan Companies PLC(a)	5,184	175,064
SandRidge Energy Inc.(a)(b)	20,437	142,446
SM Energy Co.	445	24,079
Southwestern Energy Co.(a)	9,530	331,453
Stone Energy Corp.(a)	2,067	51,923
Sunoco Inc.	579	27,115
Swift Energy Co.(a)(b)	1,840	38,419
Synergy Resources Corp.(a)	1,574	6,564
Tesoro Corp.	5,853	245,241
Triangle Petroleum Corp.(a)(b)	1,858	13,303
Ultra Petroleum Corp.(a)(b)	6,385	140,342
Unit Corp.(a)	2,031	84,286
Valero Energy Corp.	23,031	729,622
Vantage Drilling Co.(a)	8,457	15,561
W&T Offshore Inc.	1,352	25,391
Warren Resources Inc.(a)(b)	2,524	7,673
Western Refining Inc.	982	25,709
Whiting Petroleum Corp.(a)	4,211	199,517
WPX Energy Inc.(a)	8,324	138,095
ZaZa Energy Corp.(a)	576	1,711

		48,073,564

OIL & GAS SERVICES – 1.06%
Baker Hughes Inc.	18,316	828,433
Basic Energy Services Inc.(a)(b)	1,293	14,507
Bolt Technology Corp.	362	5,206
C&J Energy Services Inc.(a)(b)	1,292	25,711
Cal Dive International Inc.(a)(b)	4,036	6,175
Cameron International Corp.(a)	2,387	133,839
Dawson Geophysical Co.(a)(b)	336	8,487
Edgen Group Inc.(a)	479	3,712
Exterran Holdings Inc.(a)(b)	2,667	54,087
Forbes Energy Services Ltd.(a)	630	2,205
Gulf Island Fabrication Inc.	607	16,917
Halliburton Co.	26,126	880,185
Helix Energy Solutions Group Inc.(a)	4,407	80,516
Hornbeck Offshore Services Inc.(a)(b)	1,477	54,132
Key Energy Services Inc.(a)	6,310	44,170
Matrix Service Co.(a)(b)	950	10,042
Mitcham Industries Inc.(a)	225	3,584
National Oilwell Varco Inc.	13,711	1,098,388
Natural Gas Services Group Inc.(a)	515	7,699

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Newpark Resources Inc.(a)(b)	3,787	$28,062
Oil States International Inc.(a)	290	23,043
Pioneer Energy Services Corp.(a)	2,056	16,016
RPC Inc.	332	3,947
SEACOR Holdings Inc.(a)	486	40,513
Superior Energy Services Inc.(a)	6,580	135,022
Tesco Corp.(a)(b)	1,273	13,596
TETRA Technologies Inc.(a)	3,249	19,656
Union Drilling Inc.(a)	610	3,959
Willbros Group Inc.(a)(b)	1,321	7,094

		3,568,903

PACKAGING & CONTAINERS – 0.27%
Bemis Co. Inc.	4,304	135,447
Crown Holdings Inc.(a)	4,727	173,717
Graphic Packaging Holding Co.(a)	7,004	40,693
Greif Inc. Class A	1,306	57,699
Owens-Illinois Inc.(a)	1,787	33,524
Packaging Corp. of America	336	12,197
Rock-Tenn Co. Class A	2,613	188,607
Sealed Air Corp.	8,065	124,685
Sonoco Products Co.	4,196	130,034
UFP Technologies Inc.(a)(b)	232	4,081

		900,684

PHARMACEUTICALS – 6.75%
Abbott Laboratories	3,414	234,064
Allos Therapeutics Inc. Escrow(a)(d)	581	–
AVANIR Pharmaceuticals Inc. Class A(a)(b)	536	1,715
BioScrip Inc.(a)	1,342	12,226
Bristol-Myers Squibb Co.	6,482	218,767
Cardinal Health Inc.	6,646	258,995
Cornerstone Therapeutics Inc.(a)(b)	323	1,657
Cumberland Pharmaceuticals Inc.(a)(b)	271	1,751
Cytori Therapeutics Inc.(a)(b)	546	2,408
DENTSPLY International Inc.	3,276	124,947
Derma Sciences Inc.(a)(b)	372	3,861
Eli Lilly and Co.	27,159	1,287,608
Endo Health Solutions Inc.(a)	1,819	57,699
Forest Laboratories Inc.(a)	11,086	394,772
Hi-Tech Pharmacal Co. Inc.(a)	297	9,834
Idenix Pharmaceuticals Inc.(a)(b)	359	1,641
Johnson & Johnson	88,742	6,115,211
Lannett Co. Inc.(a)(b)	834	4,028
Merck & Co. Inc.	126,812	5,719,221
Mylan Inc.(a)	1,281	31,256
Natural Grocers by Vitamin Cottage Inc.(a)	177	3,951
Nature’s Sunshine Products Inc.	192	3,137
Nektar Therapeutics(a)(b)	1,388	14,824
Nutraceutical International Corp.(a)(b)	394	6,209
Omega Protein Corp.(a)(b)	925	6,345
Omnicare Inc.	4,712	160,067
Par Pharmaceutical Companies Inc.(a)	366	18,293
Patterson Companies Inc.	280	9,587
Pfizer Inc.	312,215	7,758,543
PharMerica Corp.(a)(b)	1,227	15,534
Rigel Pharmaceuticals Inc.(a)	488	5,002
Supernus Pharmaceuticals Inc.(a)(b)	143	1,652
Targacept Inc.(a)	1,150	5,623
VCA Antech Inc.(a)	3,680	72,606
ViroPharma Inc.(a)	2,909	87,910

Security	Shares	Value
XenoPort Inc.(a)	265	$3,037

		22,653,981

PIPELINES – 0.26%
Crosstex Energy Inc.	181	2,540
SemGroup Corp. Class A(a)	1,744	64,266
Spectra Energy Corp.	27,266	800,530

		867,336

REAL ESTATE – 0.15%
Alexander & Baldwin Inc.(a)	1,637	48,341
AV Homes Inc.(a)(b)	379	5,624
Consolidated-Tomoka Land Co.	181	5,953
Forest City Enterprises Inc. Class A(a)	5,972	94,656
Forestar Group Inc.(a)(b)	1,480	24,657
HFF Inc. Class A(a)	206	3,069
Howard Hughes Corp. (The)(a)	1,145	81,352
Jones Lang LaSalle Inc.	1,828	139,568
Kennedy-Wilson Holdings Inc.	1,799	25,132
Sovran Self Storage Inc.	110	6,364
St. Joe Co. (The)(a)	2,401	46,819
Thomas Properties Group Inc.	1,356	7,892

		489,427

REAL ESTATE INVESTMENT TRUSTS – 4.72%
AG Mortgage Investment Trust Inc.	980	23,647
Agree Realty Corp.	484	12,337
Alexandria Real Estate Equities Inc.	2,595	190,784
American Assets Trust Inc.	1,379	36,943
American Campus Communities Inc.	3,453	151,518
American Capital Agency Corp.	14,258	493,184
American Capital Mortgage Investment Corp.	1,514	38,047
Annaly Capital Management Inc.(b)	40,709	685,540
Anworth Mortgage Asset Corp.(b)	5,652	38,434
Apartment Investment and Management Co. Class A	1,718	44,651
Apollo Commercial Real Estate Finance Inc.	726	12,589
Apollo Residential Mortgage Inc.	915	20,167
Ares Commercial Real Estate Corp.	328	5,596
ARMOUR Residential REIT Inc.	12,535	96,018
Ashford Hospitality Trust Inc.(b)	2,144	18,010
Associated Estates Realty Corp.	1,252	18,980
AvalonBay Communities Inc.	3,979	541,104
BioMed Realty Trust Inc.	6,435	120,463
Boston Properties Inc.	5,195	574,619
Brandywine Realty Trust	5,983	72,933
BRE Properties Inc. Class A	2,290	107,378
Camden Property Trust	829	53,462
Campus Crest Communities Inc.	1,611	17,399
CapLease Inc.	2,843	14,698
Capstead Mortgage Corp.(b)	4,216	56,874
CBL & Associates Properties Inc.	6,203	132,372
Cedar Realty Trust Inc.(b)	2,676	14,129
Chatham Lodging Trust	578	8,023
Chesapeake Lodging Trust	1,651	32,805
Chimera Investment Corp.	42,864	116,161
Colonial Properties Trust	3,642	76,664
Colony Financial Inc.	1,718	33,467
CommonWealth REIT	3,533	51,440
CoreSite Realty Corp.	430	11,584
Corporate Office Properties Trust	3,175	76,105
Cousins Properties Inc.	3,808	30,236

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
CreXus Investment Corp.(b)	2,798	$30,246
CubeSmart	5,136	66,100
CYS Investments Inc.	6,954	97,982
DCT Industrial Trust Inc.	10,275	66,479
DDR Corp.	9,981	153,308
DiamondRock Hospitality Co.	7,841	75,509
Douglas Emmett Inc.(b)	5,826	134,406
Duke Realty Corp.	11,120	163,464
DuPont Fabros Technology Inc.(b)	1,353	34,163
Dynex Capital Inc.	2,287	24,585
EastGroup Properties Inc.	74	3,937
Education Realty Trust Inc.	4,782	52,124
Entertainment Properties Trust(b)	1,956	86,905
Equity Lifestyle Properties, Inc.	298	20,300
Equity One Inc.	2,321	48,880
Equity Residential	11,534	663,551
Excel Trust Inc.	1,393	15,908
Extra Space Storage Inc.	1,609	53,499
Federal Realty Investment Trust	573	60,337
FelCor Lodging Trust Inc.(a)	2,087	9,892
First Industrial Realty Trust Inc.(a)(b)	4,098	53,848
First Potomac Realty Trust(b)	2,098	27,022
Franklin Street Properties Corp.	3,108	34,406
General Growth Properties Inc.	22,033	429,203
Getty Realty Corp.(b)	1,073	19,260
Gladstone Commercial Corp.(b)	465	8,491
Glimcher Realty Trust	579	6,120
Government Properties Income Trust(b)	1,515	35,451
Gramercy Capital Corp.(a)(b)	1,939	5,836
Hatteras Financial Corp.	4,094	115,410
HCP Inc.	16,250	722,800
Health Care REIT Inc.	10,797	623,527
Healthcare Realty Trust Inc.	3,254	75,005
Hersha Hospitality Trust	7,050	34,545
Highwoods Properties Inc.	530	17,289
Home Properties Inc.	945	57,900
Hospitality Properties Trust	5,158	122,657
Host Hotels & Resorts Inc.	30,020	481,821
Hudson Pacific Properties Inc.	1,499	27,732
Inland Real Estate Corp.(b)	1,749	14,429
Invesco Mortgage Capital Inc.	4,816	96,946
Investors Real Estate Trust(b)	3,581	29,615
iStar Financial Inc.(a)(b)	3,493	28,922
Kilroy Realty Corp.	2,899	129,817
Kimco Realty Corp.(b)	16,980	344,185
Kite Realty Group Trust(b)	2,311	11,786
LaSalle Hotel Properties(b)	3,560	95,016
Lexington Realty Trust(b)	4,885	47,189
Liberty Property Trust	4,323	156,666
LTC Properties Inc.	990	31,532
Macerich Co. (The)	5,534	316,711
Mack-Cali Realty Corp.	3,697	98,340
Medical Properties Trust Inc.	5,672	59,272
MFA Financial Inc.	14,895	126,608
Mid-America Apartment Communities Inc.	94	6,139
Mission West Properties Inc.	741	6,447
Monmouth Real Estate Investment Corp. Class A(b)	926	10,362
National Retail Properties Inc.	4,472	136,396
New York Mortgage Trust Inc.	1,463	10,314
NorthStar Realty Finance Corp.(b)	5,711	36,322
One Liberty Properties Inc.(b)	465	8,672
Parkway Properties Inc.	657	8,784
Pebblebrook Hotel Trust	2,397	56,066
Pennsylvania Real Estate Investment Trust(b)	2,332	36,986

Security	Shares	Value
PennyMac Mortgage Investment Trust(c)	2,494	$58,285
Piedmont Office Realty Trust Inc. Class A	7,210	125,021
Post Properties Inc.	1,331	63,835
Potlatch Corp.	625	23,356
Prologis Inc.	19,176	671,735
PS Business Parks Inc.	132	8,820
RAIT Financial Trust(b)	2,152	11,298
Ramco-Gershenson Properties Trust	1,980	24,809
Rayonier Inc.	1,064	52,147
Realty Income Corp.	5,564	227,512
Redwood Trust Inc.(b)	3,280	47,429
Regency Centers Corp.	1,493	72,754
Resource Capital Corp.	4,147	24,384
Retail Opportunity Investments Corp.	2,098	27,001
Retail Properties of America Inc. Class A	3,557	40,265
RLJ Lodging Trust	4,458	84,301
Rouse Properties Inc.	891	12,786
Sabra Healthcare REIT Inc.	1,551	31,036
Select Income REIT	384	9,454
Senior Housing Properties Trust	7,367	160,453
Simon Property Group Inc.	2,010	305,138
SL Green Realty Corp.	3,742	299,622
STAG Industrial Inc.	1,346	21,886
Starwood Property Trust Inc.	4,886	113,697
Strategic Hotels & Resorts Inc.(a)	1,150	6,912
Summit Hotel Properties Inc.	1,297	11,076
Sunstone Hotel Investors Inc.(a)(b)	5,707	62,777
Taubman Centers Inc.	1,503	115,325
Terreno Realty Corp.	577	9,117
Two Harbors Investment Corp.	11,658	136,981
UDR Inc.	10,323	256,217
UMH Properties Inc.	446	5,339
Universal Health Realty Income Trust	190	8,736
Urstadt Biddle Properties Inc. Class A(b)	225	4,552
Ventas Inc.	12,073	751,544
Vornado Realty Trust	7,731	626,598
Washington Real Estate Investment Trust	1,894	50,797
Weingarten Realty Investors(b)	5,056	142,124
Western Asset Mortgage Capital Corp.	339	7,526
Weyerhaeuser Co.	15,252	398,687
Whitestone REIT Class B	379	5,003
Winthrop Realty Trust	1,179	12,710

		15,820,826

RETAIL – 3.48%
Abercrombie & Fitch Co. Class A	3,543	120,179
American Eagle Outfitters Inc.	1,832	38,619
Asbury Automotive Group Inc.(a)	132	3,689
AutoNation Inc.(a)	685	29,914
Barnes & Noble Inc.(a)(b)	1,082	13,828
bebe stores inc.	1,317	6,322
Best Buy Co. Inc.	11,236	193,147
Big 5 Sporting Goods Corp.	663	6,597
Biglari Holdings Inc.(a)	46	16,793
Bloomin’ Brands Inc.(a)	204	3,356
Bob Evans Farms Inc.	1,051	41,126
Bon-Ton Stores Inc. (The)	516	4,902
Brown Shoe Co. Inc.	1,753	28,101
Cabela’s Inc.(a)	183	10,006
CarMax Inc.(a)	7,791	220,485
Carrols Restaurant Group Inc.(a)(b)	281	1,619
Cash America International Inc.	715	27,577
Casual Male Retail Group Inc.(a)(b)	1,760	8,149

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Chico’s FAS Inc.	2,082	$37,705
Children’s Place Retail Stores Inc. (The)(a)(b)	630	37,800
Citi Trends Inc.(a)(b)	631	7,922
Conn’s Inc.(a)	555	12,238
CVS Caremark Corp.	42,628	2,064,048
Denny’s Corp.(a)	766	3,715
Destination Maternity Corp.	313	5,853
Dillard’s Inc. Class A	1,227	88,737
DSW Inc. Class A	95	6,338
Einstein Noah Restaurant Group Inc.	39	690
EZCORP Inc. Class A NVS(a)	628	14,400
Fiesta Restaurant Group Inc.(a)	113	1,793
Fifth & Pacific Companies Inc.(a)	4,288	54,801
Finish Line Inc. (The) Class A	1,319	29,994
Five Below Inc.(a)	226	8,832
Foot Locker Inc.	5,033	178,671
Fred’s Inc. Class A	1,538	21,886
Frisch’s Restaurants Inc.	134	2,660
GameStop Corp. Class A(b)	5,200	109,200
Group 1 Automotive Inc.	962	57,941
Guess? Inc.	2,705	68,761
Haverty Furniture Companies Inc.	785	10,896
hhgregg Inc.(a)(b)	564	3,892
J.C. Penney Co. Inc.	6,660	161,771
Jack in the Box Inc.(a)	354	9,951
Jos. A. Bank Clothiers Inc.(a)	83	4,024
Kirkland’s Inc.(a)	582	5,779
Kohl’s Corp.	9,452	484,131
Krispy Kreme Doughnuts Inc.(a)	2,491	19,754
Lithia Motors Inc. Class A	922	30,712
Lowe’s Companies Inc.	43,415	1,312,870
Luby’s Inc.(a)(b)	786	5,290
Macy’s Inc.	14,935	561,855
MarineMax Inc.(a)(b)	794	6,582
Men’s Wearhouse Inc. (The)	1,682	57,911
New York & Co. Inc.(a)	431	1,616
Office Depot Inc.(a)	11,597	29,688
OfficeMax Inc.	3,591	28,046
Orchard Supply Hardware Stores Corp. Class A(a)	71	1,028
Pantry Inc. (The)(a)(b)	893	12,993
PC Connection Inc.	394	4,535
Penske Automotive Group Inc.	1,317	39,628
Pep Boys - Manny, Moe & Jack (The)	2,203	22,426
Perfumania Holdings Inc.(a)(b)	220	1,584
PVH Corp.	225	21,087
RadioShack Corp.(b)	4,176	9,939
Red Robin Gourmet Burgers Inc.(a)(b)	343	11,168
Regis Corp.	2,402	44,149
Rite Aid Corp.(a)	25,228	29,517
Ruby Tuesday Inc.(a)(b)	2,720	19,720
Rush Enterprises Inc. Class A(a)(b)	1,368	26,348
Saks Inc.(a)(b)	4,586	47,282
Sally Beauty Holdings Inc.(a)	411	10,312
Sears Holdings Corp.(a)(b)	1,508	83,679
Shoe Carnival Inc.	577	13,577
Signet Jewelers Ltd.(b)	3,551	173,147
Sonic Automotive Inc. Class A	1,681	31,905
Sonic Corp.(a)	498	5,114
Stage Stores Inc.	1,300	27,378
Staples Inc.	28,759	331,304
Stein Mart Inc.(a)	1,148	9,769
Steinway Musical Instruments Inc.(a)(b)	275	6,699
Susser Holdings Corp.(a)	269	9,730
Systemax Inc.(a)(b)	426	5,031

Security	Shares	Value
Target Corp.	26,017	$1,651,299
Tiffany & Co.	848	52,474
Tuesday Morning Corp.(a)	1,801	11,796
Wal-Mart Stores Inc.	14,862	1,096,816
Walgreen Co.	35,955	1,310,200
Wendy’s Co. (The)	11,692	53,199
West Marine Inc.(a)(b)	610	6,484
Wet Seal Inc. Class A(a)	3,788	11,932
Williams-Sonoma Inc.	1,621	71,275
World Fuel Services Corp.	2,043	72,751

		11,660,437

SAVINGS & LOANS – 0.45%
Astoria Financial Corp.	3,632	35,884
Bank Mutual Corp.	1,975	8,986
BankFinancial Corp.(b)	856	7,524
BankUnited Inc.	1,467	36,103
Beneficial Mutual Bancorp Inc.(a)(b)	1,194	11,415
Berkshire Hills Bancorp Inc.	943	21,576
BofI Holding Inc.(a)	432	11,254
Brookline Bancorp Inc.	3,032	26,742
BSB Bancorp Inc.(a)	348	4,489
Cape Bancorp Inc.(a)(b)	479	4,483
Capitol Federal Financial Inc.	6,840	81,806
Charter Financial Corp.	284	2,769
Clifton Savings Bancorp Inc.(b)	323	3,553
Dime Community Bancshares Inc.	1,301	18,786
ESB Financial Corp.	394	5,500
ESSA Bancorp Inc.	311	3,231
EverBank Financial Corp.	937	12,903
First Defiance Financial Corp.	406	7,008
First Federal Bancshares of Arkansas Inc.(a)(b)	203	1,983
First Financial Holdings Inc.	700	9,093
First Financial Northwest Inc.(a)(b)	679	5,466
First Niagara Financial Group Inc.	14,682	118,777
First PacTrust Bancorp Inc.	424	5,304
Flushing Financial Corp.	1,317	20,809
Fox Chase Bancorp Inc.	489	7,638
Heritage Financial Group Inc.	331	4,349
Hingham Institution for Savings	52	3,350
Home Bancorp Inc.(a)(b)	289	5,199
Home Federal Bancorp Inc.	709	8,026
HomeStreet Inc.(a)	194	7,384
HomeTrust Bancshares Inc.(a)	882	11,687
Hudson City Bancorp Inc.	22,054	175,550
Investors Bancorp Inc.(a)(b)	1,537	28,035
Kaiser Federal Financial Group Inc.	380	5,734
Kearny Financial Corp.	725	7,062
Meridian Interstate Bancorp Inc.(a)	367	6,056
NASB Financial Inc.(a)	181	4,496
New York Community Bancorp Inc.	18,324	259,468
Northfield Bancorp Inc.	587	9,404
Northwest Bancshares Inc.	4,115	50,327
OceanFirst Financial Corp.	612	8,978
Oritani Financial Corp.	1,233	18,557
People’s United Financial Inc.	11,630	141,188
Peoples Federal Bancshares Inc.	261	4,510
Provident Financial Holdings Inc.	413	5,869
Provident Financial Services Inc.	2,508	39,601
Provident New York Bancorp	1,817	17,098
Rockville Financial Inc.	1,233	15,104
Roma Financial Corp.	334	2,973
SI Financial Group Inc.	445	5,215

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Territorial Bancorp Inc.	430	$9,869
TFS Financial Corp.(a)	3,334	30,239
United Financial Bancorp Inc.	678	9,811
ViewPoint Financial Group	1,443	27,662
Washington Federal Inc.	4,460	74,393
Waterstone Financial Inc.(a)(b)	435	2,258
Westfield Financial Inc.	1,121	8,396
WSFS Financial Corp.	323	13,333

		1,494,263

SEMICONDUCTORS – 1.79%
Aeroflex Holding Corp.(a)	838	5,556
Alpha & Omega Semiconductor Ltd.(a)	786	6,767
Amkor Technology Inc.(a)(b)	3,325	14,630
ANADIGICS Inc.(a)(b)	2,817	3,916
Analog Devices Inc.	11,399	446,727
Applied Materials Inc.	53,494	597,260
Applied Micro Circuits Corp.(a)	2,605	13,181
Atmel Corp.(a)	16,957	89,194
ATMI Inc.(a)	1,248	23,175
AuthenTec Inc.(a)	342	2,739
Avago Technologies Ltd.	607	21,163
Axcelis Technologies Inc.(a)(b)	4,433	4,655
AXT Inc.(a)	1,365	4,614
Broadcom Corp. Class A(a)	8,739	302,195
Brooks Automation Inc.	2,763	22,187
CEVA Inc.(a)	238	3,422
Cohu Inc.	1,005	9,437
Cree Inc.(a)(b)	4,848	123,769
Cypress Semiconductor Corp.(a)	2,624	28,129
Diodes Inc.(a)(b)	1,485	25,260
DSP Group Inc.(a)	847	5,031
Emulex Corp.(a)	3,666	26,432
Entegris Inc.(a)	5,738	46,650
Entropic Communications Inc.(a)(b)	3,689	21,470
Exar Corp.(a)(b)	1,359	10,872
Fairchild Semiconductor International Inc.(a)	5,312	69,693
First Solar Inc.(a)(b)	2,515	55,695
FormFactor Inc.(a)	2,147	12,002
Freescale Semiconductor Ltd.(a)(b)	121	1,151
FSI International Inc.(a)	1,708	10,590
GSI Technology Inc.(a)(b)	842	4,168
GT Advanced Technologies Inc.(a)(b)	766	4,175
Inphi Corp.(a)	587	6,257
Integrated Device Technology Inc.(a)	5,951	34,992
Integrated Silicon Solution Inc.(a)(b)	1,118	10,353
Intel Corp.	53,880	1,221,998
International Rectifier Corp.(a)(b)	2,888	48,201
Intersil Corp. Class A	5,325	46,594
IXYS Corp.(a)(b)	1,033	10,247
KLA-Tencor Corp.	6,982	333,076
Kopin Corp.(a)	2,812	10,573
Lam Research Corp.(a)	5,209	165,568
Lattice Semiconductor Corp.(a)	4,944	18,936
LTX-Credence Corp.(a)(b)	2,055	11,816
Marvell Technology Group Ltd.	19,608	179,413
Mattson Technology Inc.(a)	2,479	2,405
Maxim Integrated Products Inc.	6,100	162,382
MaxLinear Inc. Class A(a)	776	5,191
MEMC Electronic Materials Inc.(a)(b)	7,535	20,721
Micron Technology Inc.(a)	41,312	247,252
Mindspeed Technologies Inc.(a)(b)	1,535	5,311
MIPS Technologies Inc.(a)	404	2,986

Security	Shares	Value
MKS Instruments Inc.	2,187	$55,747
MoSys Inc.(a)(b)	1,425	5,757
Nanometrics Inc.(a)(b)	985	13,603
NVIDIA Corp.(a)	25,831	344,586
OmniVision Technologies Inc.(a)	2,191	30,575
ON Semiconductor Corp.(a)	18,959	116,977
Pericom Semiconductor Corp.(a)	923	8,016
Photronics Inc.(a)(b)	2,462	13,221
PLX Technology Inc.(a)	118	681
PMC-Sierra Inc.(a)	8,704	49,091
QLogic Corp.(a)	3,073	35,094
Rambus Inc.(a)(b)	4,286	23,744
Richardson Electronics Ltd.	625	7,419
Rovi Corp.(a)(b)	3,686	53,484
Rubicon Technology Inc.(a)(b)	716	6,859
Rudolph Technologies Inc.(a)(b)	1,322	13,881
Sigma Designs Inc.(a)(b)	1,328	8,778
Silicon Image Inc.(a)	700	3,213
Silicon Laboratories Inc.(a)	145	5,330
Skyworks Solutions Inc.(a)	864	20,360
Supertex Inc.(a)	465	8,314
Teradyne Inc.(a)(b)	6,844	97,322
Tessera Technologies Inc.	2,142	29,303
Texas Instruments Inc.	15,666	431,598
TriQuint Semiconductor Inc.(a)	7,044	35,572
Ultra Clean Holdings Inc.(a)	983	5,613
Veeco Instruments Inc.(a)	1,207	36,234

		6,020,549

SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)	2,083	87,590

		87,590

SOFTWARE – 0.63%
Accelrys Inc.(a)(b)	2,313	20,031
Activision Blizzard Inc.	17,675	199,374
Actuate Corp.(a)	119	836
Acxiom Corp.(a)	3,203	58,519
Adobe Systems Inc.(a)	8,846	287,141
Akamai Technologies Inc.(a)	568	21,732
Allscripts Healthcare Solutions Inc.(a)	7,160	88,999
Aspen Technology Inc.(a)	221	5,713
Audience Inc.(a)	213	1,321
Avid Technology Inc.(a)	1,246	11,787
Bottomline Technologies Inc.(a)	1,044	25,776
CA Inc.	13,965	359,808
Compuware Corp.(a)	8,613	85,355
CSG Systems International Inc.(a)	597	13,426
Digi International Inc.(a)(b)	1,080	10,973
Dun & Bradstreet Corp. (The)	609	48,489
Ebix Inc.(b)	293	6,918
Electronic Arts Inc.(a)	13,271	168,409
EPIQ Systems Inc.	1,221	16,386
ePocrates Inc.(a)	21	245
Fidelity National Information Services Inc.	10,466	326,748
Fiserv Inc.(a)	986	72,994
Glu Mobile Inc.(a)(b)	308	1,426
Greenway Medical Technologies Inc.(a)	28	479
inContact Inc.(a)	110	717
JDA Software Group Inc.(a)	1,368	43,475
ManTech International Corp. Class A	973	23,352
Market Leader Inc.(a)(b)	324	2,171

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
MedAssets Inc.(a)	1,627	$28,961
Omnicell Inc.(a)(b)	1,238	17,208
Pervasive Software Inc.(a)(b)	519	4,463
Progress Software Corp.(a)	2,626	56,170
Rosetta Stone Inc.(a)	223	2,843
Sapiens International Corp.(a)	585	2,129
Schawk Inc.	492	6,421
SeaChange International Inc.(a)	1,202	9,436
ServiceNow Inc.(a)	143	5,531
SS&C Technologies Holdings Inc.(a)	1,053	26,546
SYNNEX Corp.(a)	1,092	35,577

		2,097,885

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	1,603	26,786
Wesco Aircraft Holdings Inc.(a)	542	7,404

		34,190

TELECOMMUNICATIONS – 5.52%
Amdocs Ltd.	7,039	232,217
Anaren Inc.(a)	553	11,054
Anixter International Inc.	456	26,202
ARRIS Group Inc.(a)	4,099	52,426
AT&T Inc.	244,460	9,216,142
Aviat Networks Inc.(a)	2,532	6,026
Black Box Corp.	750	19,132
Calix Inc.(a)	1,082	6,925
Cbeyond Inc.(a)	1,069	10,540
CenturyLink Inc.	25,884	1,045,714
Ciena Corp.(a)(b)	1,016	13,818
Cincinnati Bell Inc.(a)(b)	5,260	29,982
Cisco Systems Inc.	223,332	4,263,408
Clearwire Corp. Class A(a)(b)	14,680	19,818
Comtech Telecommunications Corp.	798	22,057
Consolidated Communications Holdings Inc.	585	10,056
Corning Inc.	63,393	833,618
DigitalGlobe Inc.(a)(b)	470	9,583
EarthLink Inc.	4,427	31,520
EchoStar Corp. Class A(a)	1,193	34,191
Fairpoint Communications Inc.(a)(b)	119	900
Finisar Corp.(a)(b)	3,816	54,569
Frontier Communications Corp.(b)	41,663	204,149
GeoEye Inc.(a)	630	16,651
Globecomm Systems Inc.(a)(b)	273	3,044
Harmonic Inc.(a)	4,921	22,341
Harris Corp.	3,337	170,921
Hawaiian Telcom Holdco Inc.(a)	431	7,642
IDT Corp. Class B	46	472
Infinera Corp.(a)(b)	456	2,499
Iridium Communications Inc.(a)(b)	1,790	13,103
JDS Uniphase Corp.(a)	9,657	119,602
Juniper Networks Inc.(a)	22,102	378,165
KVH Industries Inc.(a)	87	1,174
Leap Wireless International Inc.(a)	1,672	11,403
Level 3 Communications Inc.(a)	3,292	75,617
Loral Space & Communications Inc.	24	1,706
MetroPCS Communications Inc.(a)	12,685	148,541
NeoPhotonics Corp.(a)(b)	831	4,853
NETGEAR Inc.(a)	875	33,372
Neutral Tandem Inc.(a)	1,175	11,021
NII Holdings Inc.(a)(b)	7,174	56,316
Oclaro Inc.(a)(b)	3,083	8,324

Security	Shares	Value
Oplink Communications Inc.(a)	799	$13,215
ORBCOMM Inc.(a)(b)	749	2,801
Palo Alto Networks Inc.(a)	70	4,310
Plantronics Inc.	1,181	41,725
Polycom Inc.(a)	7,447	73,502
Preformed Line Products Co.	93	5,051
Premiere Global Services Inc.(a)	1,606	15,016
RF Micro Devices Inc.(a)	10,173	40,183
Shenandoah Telecommunications Co.	1,000	17,600
ShoreTel Inc.(a)	363	1,485
Sonus Networks Inc.(a)	8,136	15,296
Sprint Nextel Corp.(a)	124,902	689,459
Sycamore Networks Inc.(a)	834	12,844
Symmetricom Inc.(a)	1,814	12,644
TeleNav Inc.(a)	704	4,203
Telephone & Data Systems Inc.	3,964	101,518
Tellabs Inc.	15,096	53,440
Telular Corp.	282	2,792
TESSCO Technologies Inc.	116	2,456
United States Cellular Corp.(a)(b)	560	21,913
USA Mobility Inc.	845	10,030
Vonage Holdings Corp.(a)(b)	5,980	13,634
Westell Technologies Inc. Class A(a)(b)	2,219	4,749
Windstream Corp.	9,964	100,736

		18,501,416

TEXTILES – 0.11%
Cintas Corp.	2,530	104,869
Culp Inc.	369	4,339
G&K Services Inc. Class A	782	24,484
Mohawk Industries Inc.(a)	2,374	189,968
UniFirst Corp.	592	39,540

		363,200

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.(b)	471	17,978
JAKKS Pacific Inc.	856	12,472
Mattel Inc.	3,210	113,891

		144,341

TRANSPORTATION – 0.92%
Air Transport Services Group Inc.(a)	2,248	9,891
Arkansas Best Corp.	1,062	8,411
Atlas Air Worldwide Holdings Inc.(a)	1,094	56,483
Bristow Group Inc.	1,492	75,421
CAI International Inc.(a)(b)	328	6,731
Con-way Inc.	1,053	28,821
CSX Corp.	14,009	290,687
Expeditors International of Washington Inc.	853	31,015
FedEx Corp.	12,315	1,042,095
Frontline Ltd.(b)	2,154	8,271
GasLog Ltd.(a)(b)	591	6,844
Genco Shipping & Trading Ltd.(a)(b)	1,679	6,179
GulfMark Offshore Inc. Class A(a)	860	28,414
Heartland Express Inc.	457	6,106
International Shipholding Corp.	227	3,829
Kansas City Southern Industries Inc.	1,008	76,386
Kirby Corp.(a)(b)	607	33,555
Knightsbridge Tankers Ltd.(b)	1,107	7,251
Marten Transport Ltd.	652	11,456
Matson Inc.	1,637	34,230

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2012

Security	Shares	Value
Nordic American Tankers Ltd.(b)	2,254	$22,720
Norfolk Southern Corp.	13,538	861,423
Overseas Shipholding Group Inc.(b)	949	6,263
Pacer International Inc.(a)	1,317	5,242
Patriot Transportation Holding Inc.(a)(b)	257	7,165
PHI Inc.(a)(b)	480	15,101
Quality Distribution Inc.(a)(b)	554	5,125
RailAmerica Inc.(a)	101	2,774
Rand Logistics Inc.(a)	709	5,339
Roadrunner Transportation Systems Inc.(a)	255	4,126
Ryder System Inc.	2,138	83,510
Saia Inc.(a)	546	10,996
Scorpio Tankers Inc.(a)	1,722	10,332
Ship Finance International Ltd.	1,874	29,459
Teekay Corp.	1,512	47,174
Teekay Tankers Ltd. Class A(b)	2,642	9,881
Tidewater Inc.	2,139	103,806
Universal Truckload Services Inc.	230	3,673
UTi Worldwide Inc.	4,327	58,285
Werner Enterprises Inc.	258	5,513

		3,069,983

TRUCKING & LEASING – 0.05%
AMERCO	361	38,396
GATX Corp.	1,937	82,206
Greenbrier Companies Inc. (The)(a)	962	15,527
TAL International Group Inc.	611	20,762
Willis Lease Finance Corp.(a)	231	2,850

		159,741

VENTURE CAPITAL – 0.01%
Fidus Investment Corp.	400	6,680
GSV Capital Corp.(a)	810	6,990
Harris & Harris Group Inc.(a)(b)	1,301	4,931
Hercules Technology Growth Capital Inc.	2,072	22,813

		41,414

WATER – 0.15%
American States Water Co.	704	31,279
American Water Works Co. Inc.	7,356	272,613
Aqua America Inc.	5,151	127,539
Artesian Resources Corp. Class A	342	7,945
California Water Service Group	871	16,244
Connecticut Water Service Inc.	128	4,083
Consolidated Water Co. Ltd.	613	5,070
Middlesex Water Co.	652	12,492
PICO Holdings Inc.(a)(b)	949	21,656
SJW Corp.	406	10,296
York Water Co. (The)	132	2,421

		511,638

TOTAL COMMON STOCKS
(Cost: $373,685,360)		334,890,140

Security	Shares	Value

INVESTMENT COMPANIES – 0.00%

CLOSED-END FUNDS – 0.00%
Firsthand Technology Value Fund Inc.(a)	360	$6,278

		6,278

TOTAL INVESTMENT COMPANIES
(Cost: $6,760)		6,278

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	305	4,130

		4,130

TOTAL RIGHTS
(Cost: $2,171)		4,130

SHORT-TERM INVESTMENTS – 2.15%

MONEY MARKET FUNDS – 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	6,442,103	6,442,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	453,652	453,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(e)	305,208	305,208

		7,200,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,200,963)		7,200,963

TOTAL INVESTMENTS IN SECURITIES – 101.98%
(Cost: $380,895,254)		342,101,511

Other Assets, Less Liabilities – (1.98)%		(6,647,281)

NET ASSETS – 100.00%		$335,454,230

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.20%
Marchex Inc. Class B	44,669	$170,636
MDC Partners Inc.	48,888	603,278
Valuevision Media Inc. Class A(a)	78,523	184,529

		958,443

AEROSPACE & DEFENSE – 0.76%
API Technologies Corp.(a)	60,996	175,059
Astronics Corp.(a)(b)	19,975	615,230
Breeze-Eastern Corp.(a)	10,632	80,697
CPI Aerostructures Inc.(a)(b)	14,121	153,072
Ducommun Inc.(a)	19,432	264,275
EDAC Technologies Corp.(a)(b)	9,640	136,213
Erickson Air-Crane Inc.(a)	10,014	73,202
GenCorp Inc.(a)(b)	110,651	1,050,078
Innovative Solutions and Support Inc.(a)	26,511	105,514
Kratos Defense & Security Solutions Inc.(a)	76,129	444,593
LMI Aerospace Inc.(a)(b)	16,939	346,233
SIFCO Industries Inc.	6,008	109,346

		3,553,512

AGRICULTURE – 0.35%
Alico Inc.	7,945	248,122
Alliance One International Inc.(a)(b)	169,360	547,033
Cadiz Inc.(a)(b)	26,091	253,344
Griffin Land & Nurseries Inc.	2,399	80,918
Limoneira Co.(b)	17,858	329,123
MGP Ingredients Inc.	22,045	84,212
S&W Seed Co.(a)	16,906	102,788

		1,645,540

AIRLINES – 0.20%
Hawaiian Holdings Inc.(a)(b)	91,834	513,352
Republic Airways Holdings Inc.(a)(b)	89,739	415,492

		928,844

APPAREL – 0.56%
Cherokee Inc.	18,778	273,408
Delta Apparel Inc.(a)(b)	14,805	203,865
Heelys Inc.(a)	36,895	66,411
Joe’s Jeans Inc.(a)(b)	92,073	99,439
K-Swiss Inc. Class A(a)	50,924	174,669
Lakeland Industries Inc.(a)	11,463	71,185
Mossimo Inc. Escrow(a)(b)(c)	21,276	–
Perry Ellis International Inc.(a)	21,786	480,381
R.G. Barry Corp.	19,064	281,003
Rocky Brands Inc.(a)	16,328	188,589
Tandy Leather Factory Inc.	16,964	89,909
Unifi Inc.(a)	27,041	346,666
Weyco Group Inc.	13,918	338,903

		2,614,428

Security	Shares	Value
AUTO MANUFACTURERS – 0.19%
Wabash National Corp.(a)(b)	127,984	$912,526

		912,526

AUTO PARTS & EQUIPMENT – 1.29%
Accuride Corp.(a)(b)	89,979	419,302
Commercial Vehicle Group Inc.(a)	47,448	348,743
Douglas Dynamics Inc.	42,507	628,679
Exide Technologies Inc.(a)	144,787	448,840
Fuel Systems Solutions Inc.(a)(b)	27,269	468,754
Gentherm Inc.(a)	56,241	699,638
Miller Industries Inc.	21,850	350,692
Modine Manufacturing Co.(a)	86,870	641,101
Motorcar Parts of America Inc.(a)(b)	28,370	137,027
Spartan Motors Inc.	64,982	324,910
Standard Motor Products Inc.	36,616	674,467
Superior Industries International Inc.	44,091	753,515
Supreme Industries Inc. Class A(a)	25,436	92,841
Tower International Inc.(a)(b)	11,586	89,328

		6,077,837

BANKS – 11.96%
1st United Bancorp Inc.(a)	65,417	421,940
Access National Corp.	19,672	268,720
Alliance Financial Corp.	12,074	485,496
American National Bankshares Inc.	18,300	413,397
American River Bankshares(a)	17,860	139,308
Ameris Bancorp(a)(b)	48,316	608,298
AmeriServ Financial Inc.(a)	66,400	189,240
Ames National Corp.	17,420	363,033
Arrow Financial Corp.	22,885	572,125
ASB Bancorp Inc.(a)	9,138	141,639
Bancorp Inc. (The)(a)	57,551	591,049
BancTrust Financial Group Inc.(a)	36,999	111,367
Bank of Commerce Holdings	36,899	166,414
Bank of Kentucky Financial Corp.	13,597	377,181
Bank of Marin Bancorp	12,571	534,393
Banner Corp.	36,455	987,930
BCB Bancorp Inc.	24,778	266,116
Berkshire Bancorp Inc.(a)(b)	13,319	109,615
Bridge Bancorp Inc.	19,153	446,456
Bridge Capital Holdings(a)	20,444	316,064
Bryn Mawr Bank Corp.	24,410	547,760
Camden National Corp.	16,011	593,047
Capital Bank Financial Corp.(a)	6,963	125,332
Capital City Bank Group Inc.	23,992	255,275
Cardinal Financial Corp.	58,473	836,164
Cascade Bancorp(a)	10,797	57,008
Cass Information Systems Inc.	17,496	734,307
Center Bancorp Inc.	30,205	360,044
CenterState Banks Inc.	60,383	538,616
Central Pacific Financial Corp.(a)(b)	40,413	577,906
Century Bancorp Inc. Class A	6,493	207,257
Citizens & Northern Corp.	25,880	507,507
Citizens Holding Co.	2,207	42,485
CNB Financial Corp.	27,686	484,782
CoBiz Financial Inc.	71,339	499,373
Community Trust Bancorp Inc.	27,501	977,248
Eagle Bancorp Inc.(a)	33,395	558,364
Enterprise Bancorp Inc.	14,711	251,264
Enterprise Financial Services Corp.	36,980	502,928

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Farmers Capital Bank Corp.(a)	16,393	$172,127
Farmers National Banc Corp.	44,064	284,653
Fidelity Southern Corp.	21,195	200,505
Financial Institutions Inc.	27,774	517,707
First Bancorp (North Carolina)	31,532	363,564
First Bancorp Inc. (Maine)	21,401	375,588
First Busey Corp.	145,027	707,732
First California Financial Group Inc.(a)	45,048	313,534
First Community Bancshares Inc.	33,099	505,091
First Connecticut Bancorp Inc.	40,484	546,939
First Financial Corp.	22,476	704,398
First Merchants Corp.	55,707	836,162
First of Long Island Corp. (The)	18,280	563,207
First South Bancorp Inc.(a)	25,354	123,474
First United Corp.(a)	12,329	84,207
Firstbank Corp.	9,921	99,309
FNB United Corp.(a)(b)	18,806	223,415
Franklin Financial Corp.(a)	33,256	567,347
German American Bancorp Inc.	26,342	635,369
Great Southern Bancorp Inc.	19,941	616,376
Guaranty Bancorp(a)	149,635	302,263
Hampton Roads Bankshares Inc.(a)(b)	20,944	31,416
Hanmi Financial Corp.(a)	60,074	769,548
Heartland Financial USA Inc.	28,218	769,505
Heritage Commerce Corp.(a)	43,291	300,440
Heritage Financial Corp.	33,320	500,800
Heritage Oaks Bancorp(a)	43,561	250,911
Horizon Bancorp	10,370	296,375
Hudson Valley Holding Corp.	30,468	519,479
Intervest Bancshares Corp.(a)	40,079	152,300
Lakeland Bancorp Inc.	53,214	550,765
Lakeland Financial Corp.	32,658	901,361
LNB Bancorp Inc.	28,588	174,101
Macatawa Bank Corp.(a)(b)	55,786	173,494
MainSource Financial Group Inc.	41,573	533,797
MBT Financial Corp.(a)	27,839	73,217
Mercantile Bank Corp.(a)	19,593	335,824
Merchants Bancshares Inc.	11,365	335,836
Metro Bancorp Inc.(a)	30,219	382,875
MetroCorp Bancshares Inc.(a)(b)	31,941	338,255
Middleburg Financial Corp.	15,851	281,514
MidSouth Bancorp Inc.	19,600	317,324
MidWestOne Financial Group Inc.	16,507	355,561
Monarch Financial Holdings Inc.	16,835	163,131
National Bankshares Inc.	16,284	540,629
NewBridge Bancorp(a)	36,636	177,318
North Valley Bancorp(a)	14,630	198,822
Northrim BanCorp Inc.	16,587	334,062
OmniAmerican Bancorp Inc.(a)	26,213	595,821
Oriental Financial Group Inc.	76,090	800,467
Orrstown Financial Services Inc.	19,466	214,126
Pacific Continental Corp.	40,754	363,933
Pacific Mercantile Bancorp(a)	25,124	164,311
Park Sterling Corp.(a)(b)	75,755	374,230
Peapack-Gladstone Financial Corp.	21,247	347,176
Penns Woods Bancorp Inc.	4,344	192,570
Peoples Bancorp Inc.	21,910	501,520
Peoples Financial Corp.	3,833	31,776
Preferred Bank(a)(b)	24,275	344,220
QCR Holdings Inc.	5,610	81,906
Renasant Corp.	48,899	958,665
Republic First Bancorp Inc.(a)	44,645	92,415
S.Y. Bancorp Inc.	25,768	609,671
Sandy Spring Bancorp Inc.	46,997	904,692

Security	Shares	Value
SCBT Financial Corp.	29,072	$1,171,020
Seacoast Banking Corp. of Florida(a)	154,022	244,895
Shore Bancshares Inc.	17,670	106,373
Sierra Bancorp	27,511	337,285
Southern Community Financial Corp.(a)	37,413	126,082
Southside Bancshares Inc.	35,521	774,713
Southwest Bancorp Inc.(a)	38,811	421,099
State Bank Financial Corp.	62,009	1,022,528
Stellar One Corp.	46,545	612,532
Sterling Bancorp	61,547	610,546
Suffolk Bancorp(a)	21,351	313,006
Sun Bancorp Inc. (New Jersey)(a)(b)	77,940	262,658
Taylor Capital Group Inc.(a)	32,171	550,768
Tompkins Financial Corp.	21,849	885,321
TowneBank(b)	51,237	785,463
TriCo Bancshares	32,546	537,985
Union First Market Bankshares Corp.	39,923	621,202
United Community Banks Inc.(a)	77,228	647,943
United Security Bancshares(a)(b)	18,176	45,985
United Security Bancshares Inc.(a)	14,408	81,549
Univest Corp. of Pennsylvania	34,181	615,258
Virginia Commerce Bancorp Inc.(a)	53,262	466,042
Walker & Dunlop Inc.(a)	23,260	357,506
Washington Banking Co.	33,577	475,786
Washington Trust Bancorp Inc.	29,717	780,666
West Bancorporation Inc.	35,379	426,317
West Coast Bancorp(a)(b)	37,606	846,887
Wilshire Bancorp Inc.(a)	117,971	743,217
Yadkin Valley Financial Corp.(a)	40,736	134,429

		56,250,635

BEVERAGES – 0.17%
Central European Distribution Corp.(a)(b)	121,065	345,035
Coffee Holding Co. Inc.(b)	9,014	63,639
Craft Brew Alliance Inc.(a)(b)	22,771	178,753
Farmer Bros. Co.(a)	14,557	138,437
Reed’s Inc.(a)(b)	13,760	84,899

		810,763

BIOTECHNOLOGY – 4.38%
Aastrom Biosciences Inc.(a)(b)	84,835	137,433
Aegerion Pharmaceuticals Inc.(a)(b)	48,572	719,837
Affymax Inc.(a)	68,499	1,442,589
Agenus Inc.(a)	44,197	203,748
AMAG Pharmaceuticals Inc.(a)	40,650	721,131
Apricus Biosciences Inc.(a)(b)	51,805	168,884
ArQule Inc.(a)(b)	112,181	573,245
Astex Pharmaceuticals Inc.(a)	176,512	541,892
Athersys Inc.(a)(b)	44,833	62,318
BioCryst Pharmaceuticals Inc.(a)(b)	93,414	396,075
Biotime Inc.(a)(b)	58,998	247,792
Cambrex Corp.(a)	55,740	653,830
Celldex Therapeutics Inc.(a)	111,756	704,063
Celsion Corp.(a)(b)	63,096	341,980
Ceres Inc.(a)(b)	10,989	62,418
Chelsea Therapeutics International Ltd.(a)(b)	110,383	132,460
Cleveland Biolabs Inc.(a)(b)	55,887	149,777
Complete Genomics Inc.(a)(b)	37,253	115,857
Coronado Biosciences Inc.(a)	33,273	173,020
Curis Inc.(a)(b)	154,282	638,727
CytRx Corp.(a)(b)	39,722	144,191
Discovery Laboratories Inc.(a)	83,077	272,493

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Entremed Inc.(a)	21,348	$38,426
Enzo Biochem Inc.(a)	75,350	153,714
Enzon Pharmaceuticals Inc.(a)(b)	82,845	576,601
Exact Sciences Corp.(a)	121,143	1,333,784
Galena Biopharma Inc.(a)(b)	124,936	222,386
GenVec Inc.(a)	29,160	45,781
Geron Corp.(a)(b)	242,162	411,675
GTx Inc.(a)	49,309	225,835
Harvard Bioscience Inc.(a)	50,187	212,291
iBio Inc.(a)(b)	53,212	55,340
Immunomedics Inc.(a)(b)	130,973	459,715
Insmed Inc.(a)(b)	43,637	198,548
Ligand Pharmaceuticals Inc. Class B(a)(b)	33,352	571,987
Maxygen Inc.	60,721	160,303
Nanosphere Inc.(a)(b)	68,705	228,101
NewLink Genetics Corp.(a)(b)	24,293	394,275
Novabay Pharmaceuticals Inc.(a)(b)	52,620	64,196
Novavax Inc.(a)(b)	221,044	477,455
NuPathe Inc.(a)(b)	16,591	59,064
Omeros Corp.(a)(b)	51,734	486,300
OncoGenex Pharmaceutical Inc.(a)(b)	27,682	392,254
Oncothyreon Inc.(a)(b)	108,590	558,153
Oxygen Biotherapeutics Inc.(a)(b)	52,617	29,676
Pacific Biosciences of California Inc.(a)	69,016	126,299
PharmAthene Inc.(a)(b)	75,119	88,640
pSivida Corp.(a)(b)	37,064	61,156
Repligen Corp.(a)(b)	60,615	361,265
RTI Biologics Inc.(a)	108,728	453,396
Sangamo BioSciences Inc.(a)(b)	100,095	608,578
Strategic Diagnostics Inc.(a)	51,319	64,149
Sunesis Pharmaceuticals Inc.(a)(b)	50,329	284,359
Synthetic Biologics Inc.(a)	49,177	102,288
Transcept Pharmaceuticals Inc.(a)	23,912	126,973
Tranzyme Inc.(a)	20,506	91,457
Trius Therapeutics Inc.(a)(b)	49,098	286,241
TrovaGene Inc.(a)(b)	19,260	68,373
Verastem Inc.(a)(b)	11,775	110,567
Vical Inc.(a)(b)	145,334	627,843
XOMA Corp.(a)(b)	128,979	475,933
ZIOPHARM Oncology Inc.(a)(b)	126,690	690,461

		20,587,598

BUILDING MATERIALS – 1.42%
AAON Inc.	34,209	673,575
American DG Energy Inc.(a)(b)	50,416	130,578
Apogee Enterprises Inc.	52,871	1,037,329
Builders FirstSource Inc.(a)(b)	84,798	440,102
Comfort Systems USA Inc.	69,116	755,438
Gibraltar Industries Inc.(a)	58,115	745,034
Headwaters Inc.(a)	116,249	764,918
LSI Industries Inc.	38,712	260,919
NCI Building Systems Inc.(a)	34,210	343,126
Patrick Industries Inc.(a)(b)	8,658	133,939
PGT Inc.(a)(b)	37,716	123,709
Trex Co. Inc.(a)	28,203	962,286
US Concrete Inc.(a)	22,857	148,113
US Home Systems Inc.	12,876	160,564

		6,679,630

CHEMICALS – 1.50%
Aceto Corp.	51,426	485,976
American Pacific Corp.(a)	20,360	242,488

Security	Shares	Value
Codexis Inc.(a)(b)	50,038	$151,615
Hawkins Inc.	17,493	726,834
KMG Chemicals Inc.	15,359	284,141
Landec Corp.(a)	48,271	552,703
Oil-Dri Corp. of America	11,907	275,528
OMNOVA Solutions Inc.(a)	86,707	656,372
Penford Corp.(a)	24,899	186,244
Quaker Chemical Corp.	23,964	1,118,400
Spartech Corp.(a)	58,062	310,632
TOR Minerals International Inc.(a)	3,198	47,170
TPC Group Inc.(a)	23,952	977,481
Zep Inc.	42,205	638,140
Zoltek Companies Inc.(a)(b)	51,003	392,213

		7,045,937

COAL – 0.13%
Hallador Energy Co.	15,411	128,374
James River Coal Co.(a)(b)	67,039	193,072
L&L Energy Inc.(a)(b)	46,253	80,943
Westmoreland Coal Co.(a)(b)	20,237	200,953

		603,342

COMMERCIAL SERVICES – 4.24%
Albany Molecular Research Inc.(a)	46,164	160,189
American Reprographics Co.(a)	69,310	295,954
AMN Healthcare Services Inc.(a)	77,344	778,081
Arrowhead Research Corp.(a)(b)	23,256	61,163
AVEO Pharmaceuticals Inc.(a)(b)	73,018	760,117
Barrett Business Services Inc.	14,316	387,964
Carriage Services Inc.	31,459	304,209
CBIZ Inc.(a)(b)	72,655	437,383
CDI Corp.	26,069	443,955
Cenveo Inc.(a)(b)	101,507	232,451
Collectors Universe Inc.	12,711	178,335
Consolidated Graphics Inc.(a)	14,718	383,993
Corinthian Colleges Inc.(a)	143,742	342,106
CorVel Corp.(a)	11,639	520,845
CRA International Inc.(a)	20,562	355,311
Cross Country Healthcare Inc.(a)	54,008	254,918
Document Security Systems Inc.(a)(b)	35,499	147,676
Edgewater Technology Inc.(a)	24,268	94,888
Electro Rent Corp.	35,456	627,217
Energy Services of America Corp.(a)(b)	21,410	23,551
Ennis Inc.	49,853	818,088
Essex Rental Corp.(a)(b)	32,837	100,810
Franklin Covey Co.(a)	29,279	351,348
Global Cash Access Inc.(a)	121,527	978,292
Great Lakes Dredge & Dock Corp.	111,316	857,133
H&E Equipment Services Inc.	52,498	636,276
Hackett Group Inc. (The)(a)	48,179	201,388
Heidrick & Struggles International Inc.	34,229	436,077
Hill International Inc.(a)	44,585	194,391
Hudson Global Inc.(a)(b)	64,498	287,661
Information Services Group Inc.(a)(b)	73,809	92,999
Intersections Inc.	17,723	186,800
Learning Tree International Inc.(a)	12,798	65,142
Lincoln Educational Services Corp.	43,339	182,024
Mac-Gray Corp.	24,057	322,604
Medifast Inc.(a)	25,968	679,063
Multi-Color Corp.	26,329	609,780
National American University Holdings Inc.	19,791	98,955
Newtek Business Services Inc.(a)	68,133	124,683

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Odyssey Marine Exploration Inc.(a)(b)	142,393	$449,962
PDI Inc.(a)	21,526	171,562
Pendrell Corp.(a)	284,414	321,388
Perceptron Inc.(a)	21,906	136,913
Performant Financial Corp.(a)	17,113	183,622
Pfsweb Inc.(a)	24,800	71,672
Premier Exhibitions Inc.(a)(b)	54,885	130,077
PRGX Global Inc.(a)(b)	41,601	356,105
Providence Service Corp. (The)(a)	25,987	337,571
QC Holdings Inc.	8,065	28,873
RCM Technologies Inc.(a)	30,248	164,549
Standard Parking Corp.(a)(b)	30,329	680,279
StarTek Inc.(a)(b)	23,739	71,217
Team Inc.(a)(b)	37,247	1,186,317
TNS Inc.(a)	46,624	697,029
Tree.com Inc.(a)(b)	11,745	184,044
Universal Technical Institute Inc.	40,795	558,892
Westway Group Inc.(a)	32,184	199,219

		19,943,111

COMPUTERS – 2.06%
Acorn Energy Inc.(b)	34,973	311,959
Agilysys Inc.(a)	28,475	244,885
Carbonite Inc.(a)(b)	21,457	150,414
CIBER Inc.(a)	138,608	480,970
Computer Task Group Inc.(a)(b)	29,994	485,303
Cray Inc.(a)	70,619	896,861
Datalink Corp.(a)	29,727	246,140
Digimarc Corp.	14,298	318,131
Dot Hill Systems Corp.(a)	115,192	123,255
Dynamics Research Corp.(a)	20,914	143,261
Echelon Corp.(a)(b)	72,579	278,703
Hutchinson Technology Inc.(a)(b)	49,887	86,803
Imation Corp.(a)(b)	60,055	335,707
Immersion Corp.(a)	54,535	298,306
Interphase Corp.(a)	17,407	56,225
KEY Tronic Corp.(a)(b)	20,899	207,318
Keyw Holding Corp. (The)(a)	35,475	443,438
Mattersight Corp.(a)(b)	20,253	119,898
Maxwell Technologies Inc.(a)(b)	53,947	438,050
Mercury Computer Systems Inc.(a)(b)	57,974	615,684
Mitek Systems Inc.(a)(b)	38,973	125,883
NCI Inc. Class A(a)	13,462	92,619
NetList Inc.(a)	42,061	54,259
OCZ Technology Group Inc.(a)(b)	126,998	440,683
Overland Storage Inc.(a)	53,417	91,877
PAR Technology Corp.(a)(b)	23,372	127,377
Planar Systems Inc.(a)	41,459	55,970
RadiSys Corp.(a)	45,167	162,601
Rimage Corp.	22,184	149,742
Silicon Graphics International Corp.(a)(b)	58,689	534,070
STEC Inc.(a)	65,444	441,747
TransAct Technologies Inc.(a)	18,785	136,379
Uni-Pixel Inc.(a)	17,606	108,981
USA Technologies Inc.(a)(b)	62,096	78,241
Virtusa Corp.(a)	34,772	617,898
Wave Systems Corp. Class A(a)(b)	176,856	166,421

		9,666,059

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.03%
CCA Industries Inc.	13,647	$58,136
Physicians Formula Holdings Inc.(a)	18,746	91,293

		149,429

DISTRIBUTION & WHOLESALE – 0.43%
BlueLinx Holdings Inc.(a)(b)	46,932	109,821
Core-Mark Holding Co. Inc.	21,712	1,044,564
Houston Wire & Cable Co.	34,250	368,530
Navarre Corp.(a)	77,802	121,371
Rentrak Corp.(a)(b)	18,593	314,780
School Specialty Inc.(a)(b)	33,786	77,708

		2,036,774

DIVERSIFIED FINANCIAL SERVICES – 2.71%
Artio Global Investors Inc. Class A	57,820	172,304
Asset Acceptance Capital Corp.(a)	30,702	229,037
Asta Funding Inc.	24,103	226,327
CIFC Corp.(a)(b)	12,442	91,075
CompuCredit Holdings Corp.(a)(b)	13,827	51,436
Consumer Portfolio Services Inc.(a)	24,686	74,058
Cowen Group Inc. Class A(a)	165,985	448,160
Diamond Hill Investment Group Inc.	4,891	375,042
Doral Financial Corp.(a)	244,253	229,769
Ellie Mae Inc.(a)(b)	47,664	1,297,891
Epoch Holding Corp.	29,859	689,743
FBR & Co.(a)	73,940	228,475
Federal Agricultural Mortgage Corp. Class C NVS	19,580	503,989
First Marblehead Corp. (The)(a)	105,677	110,961
FirstCity Financial Corp.(a)	19,737	158,488
GAIN Capital Holdings Inc.	31,786	156,705
GFI Group Inc.	122,012	387,998
Horizon Technology Finance Corp.	17,409	281,329
Imperial Holdings Inc.(a)(b)	41,890	142,845
INTL FCStone Inc.(a)(b)	25,365	483,457
JMP Group Inc.	31,274	171,694
Ladenburg Thalmann Financial Services Inc.(a)(b)	198,168	261,582
Manning & Napier Inc.	26,087	318,001
Marlin Business Services Corp.	16,076	340,972
Medley Capital Corp.	44,240	622,457
MicroFinancial Inc.	19,434	177,821
NewStar Financial Inc.(a)(b)	49,696	595,855
Nicholas Financial Inc.	21,884	282,522
Oppenheimer Holdings Inc. Class A	19,431	309,925
Pzena Investment Management Inc. Class A	19,369	100,913
Regional Management Corp.(a)	10,016	172,776
SeaCube Container Leasing Ltd.(b)	22,628	424,275
Solar Senior Capital Ltd.	21,584	386,569
SWS Group Inc.(a)	55,076	336,514
U.S. Global Investors Inc. Class A	26,503	162,198
Virtus Investment Partners Inc.(a)	11,573	995,278
WageWorks Inc.(a)	12,621	220,236
Westwood Holdings Group Inc.	13,255	517,078

		12,735,755

ELECTRIC – 0.41%
EnerNOC Inc.(a)	46,054	597,781
Genie Energy Ltd. Class B	30,062	215,545
Pike Electric Corp.(a)(b)	32,514	258,486
Synthesis Energy Systems Inc.(a)(b)	76,664	101,196
Unitil Corp.	27,651	752,660

		1,925,668

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.73%
A123 Systems Inc.(a)(b)	201,694	$50,424
American Superconductor Corp.(a)	71,983	298,729
Capstone Turbine Corp.(a)(b)	557,787	557,787
Coleman Cable Inc.	18,194	175,390
Graham Corp.	18,866	340,909
Insteel Industries Inc.	34,307	402,421
Magnetek Inc.(a)	5,688	64,047
Orion Energy Systems Inc.(a)(b)	37,708	73,908
Powell Industries Inc.(a)	16,447	636,005
PowerSecure International Inc.(a)	36,986	221,546
Research Frontiers Inc.(a)(b)	41,165	183,184
SL Industries Inc.(a)	6,834	97,043
Ultralife Corp.(a)	27,820	86,520
Vicor Corp.	35,428	236,305

		3,424,218

ELECTRONICS – 2.38%
Allied Motion Technologies Inc.	15,162	100,069
Ballantyne Strong Inc.(a)	32,705	136,053
Bel Fuse Inc. Class B	21,085	393,868
Checkpoint Systems Inc.(a)	75,316	623,616
CTS Corp.	63,509	639,536
CUI Global Inc.(a)(b)	20,746	108,294
Cyberoptics Corp.(a)	15,713	109,362
Daktronics Inc.	66,133	628,925
Electro Scientific Industries Inc.	43,527	531,900
Fluidigm Corp.(a)	46,583	791,911
Frequency Electronics Inc.(a)	16,544	141,451
GSI Group Inc.(a)	55,503	494,532
Identive Group Inc.(a)	95,982	82,545
IEC Electronics Corp.(a)(b)	18,798	127,450
Intellicheck Mobilisa Inc.(a)(b)	28,432	47,481
Iteris Inc.(a)	63,453	96,449
Kemet Corp.(a)	83,281	366,436
LoJack Corp.(a)	37,868	85,203
LRAD Corp.(a)	60,195	83,069
Measurement Specialties Inc.(a)	27,865	918,988
MEMSIC Inc.(a)	24,658	39,206
Methode Electronics Inc.	70,772	687,196
Microvision Inc.(a)(b)	35,178	81,613
Mocon Inc.	1,652	24,483
NAPCO Security Technologies Inc.(a)	28,999	98,307
NVE Corp.(a)	9,432	558,280
Parametric Sound Corp.(a)	9,789	63,531
Pulse Electronics Corp.	78,667	64,507
SMTC Corp.(a)	24,546	74,620
Sparton Corp.(a)	21,342	269,976
Stoneridge Inc.(a)	53,632	266,551
Sypris Solutions Inc.	21,445	153,117
Taser International Inc.(a)(b)	103,863	626,294
Transcat Inc.(a)	14,362	76,119
UQM Technologies Inc.(a)(b)	71,416	82,843
Viasystems Group Inc.(a)(b)	5,161	89,285
Vishay Precision Group Inc.(a)	25,578	357,580
Williams Controls Inc.	10,789	113,285
Zagg Inc.(a)(b)	47,031	401,174
Zygo Corp.(a)	31,581	577,616

		11,212,721

Security	Shares	Value
ENERGY - ALTERNATE SOURCES – 0.42%
Amyris Inc.(a)(b)	53,488	$183,999
Enphase Energy Inc.(a)	15,651	64,795
FuelCell Energy Inc.(a)(b)	285,697	251,413
FutureFuel Corp.	36,556	442,693
Gevo Inc.(a)(b)	57,804	123,123
Green Plains Renewable Energy Inc.(a)(b)	47,633	279,129
Plug Power Inc.(a)(b)	60,807	50,628
Real Goods Solar Inc. Class A(a)	12,390	8,673
Renewable Energy Group Inc.(a)(b)	19,498	129,662
REX American Resources Corp.(a)	11,151	200,829
Saratoga Resources Inc.(a)(b)	43,343	237,520

		1,972,464

ENGINEERING & CONSTRUCTION – 0.58%
Argan Inc.	20,138	351,408
ENGlobal Corp.(a)(b)	33,116	17,568
Goldfield Corp. (The)(a)	44,149	83,442
Lime Energy Co.(a)(b)	30,465	21,630
Michael Baker Corp.(a)	16,823	401,397
MYR Group Inc.(a)(b)	39,095	779,945
National Technical Systems Inc.(a)	17,210	130,452
Orion Marine Group Inc.(a)	51,234	380,669
Sterling Construction Co. Inc.(a)	31,976	319,120
VSE Corp.	10,418	255,137

		2,740,768

ENTERTAINMENT – 0.49%
Bluegreen Corp.(a)	28,783	180,757
Carmike Cinemas Inc.(a)	34,373	386,696
Dover Downs Gaming & Entertainment Inc.	33,430	83,241
Dover Motorsports Inc.(a)	54,547	75,820
Empire Resorts Inc.(a)(b)	16,327	27,103
Isle of Capri Casinos Inc.(a)	39,355	273,517
Lakes Entertainment Inc.(a)(b)	39,344	83,803
Multimedia Games Holding Co. Inc.(a)	51,580	811,353
Reading International Inc. Class A(a)	38,343	226,224
Rick’s Cabaret International Inc.(a)	16,961	140,437

		2,288,951

ENVIRONMENTAL CONTROL – 1.02%
ADA-ES Inc.(a)(b)	17,345	409,515
Casella Waste Systems Inc. Class A(a)	51,646	221,045
CECO Environmental Corp.	15,975	156,076
Ecology and Environment Inc. Class A	5,697	69,788
Energy Recovery Inc.(a)	87,936	260,290
EnergySolutions Inc.(a)	144,997	395,842
Fuel Tech Inc.(a)(b)	29,063	121,193
GSE Holding Inc.(a)(b)	15,987	125,498
Heritage-Crystal Clean Inc.(a)(b)	14,519	288,202
Hudson Technologies Inc.(a)	30,917	112,229
Industrial Services of America Inc.(a)(b)	8,951	32,761
Met-Pro Corp.	28,960	259,192
Metalico Inc.(a)(b)	76,410	195,610
Perma-Fix Environmental Services Inc.(a)	103,721	107,870
Pure Cycle Corp.(a)	29,979	68,052
Rentech Inc.(a)	383,376	943,105
Sharps Compliance Corp.(a)(b)	27,376	69,261
TRC Companies Inc.(a)	28,568	214,831
US Ecology Inc.	34,350	741,273

		4,791,633

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
FOOD – 1.32%
Calavo Growers Inc.	23,456	$586,400
Chefs’ Warehouse Inc. (The)(a)	21,259	348,222
Chiquita Brands International Inc.(a)	87,155	665,864
Inventure Foods Inc.(a)(b)	28,076	159,752
John B. Sanfilippo & Son Inc.(a)	17,158	223,397
Lifeway Foods Inc.(b)	10,825	102,838
Nash-Finch Co.	24,405	498,350
Overhill Farms Inc.(a)(b)	35,080	160,666
Rocky Mountain Chocolate Factory Inc.	15,211	192,571
Seneca Foods Corp. Class A(a)	17,923	535,181
Senomyx Inc.(a)(b)	77,228	146,733
Smart Balance Inc.(a)(b)	111,182	1,343,079
Spartan Stores Inc.	42,237	646,649
Village Super Market Inc. Class A	16,825	618,487

		6,228,189

FOREST PRODUCTS & PAPER – 0.41%
Neenah Paper Inc.	29,116	833,882
Orchids Paper Products Co.	12,559	226,564
Verso Paper Corp.(a)(b)	24,782	39,651
Wausau Paper Corp.	79,991	740,717
Xerium Technologies Inc.(a)	23,153	81,036

		1,921,850

GAS – 0.28%
Chesapeake Utilities Corp.	18,035	854,137
Delta Natural Gas Co. Inc.	14,527	281,243
Gas Natural Inc.	19,640	195,222

		1,330,602

HAND & MACHINE TOOLS – 0.09%
Hardinge Inc.	25,542	261,806
L.S. Starrett Co. (The) Class A	12,736	163,912

		425,718

HEALTH CARE – PRODUCTS – 4.18%
Alphatec Holdings Inc.(a)(b)	103,513	170,796
American Medical Alert Corp. Escrow(a)(b)(c)	12,839	–
AngioDynamics Inc.(a)	46,811	571,094
AtriCure Inc.(a)(b)	28,929	215,232
Atrion Corp.	2,146	475,339
Bacterin International Holdings Inc.(a)(b)	52,411	81,237
BG Medicine Inc.(a)(b)	20,530	75,550
Biolase Inc.(a)(b)	62,029	106,069
BioMimetic Therapeutics Inc.(a)(b)	37,932	155,901
Bovie Medical Corp.(a)	32,017	115,261
BSD Medical Corp.(a)(b)	45,232	59,254
Cardica Inc.(a)	48,872	70,376
CardioNet Inc.(a)	48,923	123,286
Cardiovascular Systems Inc.(a)	33,001	381,492
Cerus Corp.(a)	105,766	359,604
Chindex International Inc.(a)(b)	22,157	228,882
Conceptus Inc.(a)(b)	59,520	1,208,851
CryoLife Inc.	54,254	364,587
Cutera Inc.(a)(b)	29,227	218,326

Security	Shares	Value
Cynosure Inc. Class A(a)	18,879	$498,028
Delcath Systems Inc.(a)(b)	119,228	193,149
Digirad Corp.(a)	45,910	95,034
EnteroMedics Inc.(a)(b)	49,979	182,423
Exactech Inc.(a)	17,322	308,851
Female Health Co. (The)	39,676	283,683
GenMark Diagnostics Inc.(a)	53,268	490,598
Hansen Medical Inc.(a)(b)	105,729	206,172
ImmunoCellular Therapeutics Ltd.(a)(b)	79,905	224,533
InfuSystems Holdings Inc.(a)(b)	36,033	63,418
Iridex Corp.(a)	18,972	70,007
IRIS International Inc.(a)	31,014	605,393
IsoRay Inc.(a)(b)	74,218	53,437
LCA-Vision Inc.(a)	35,467	143,287
LeMaitre Vascular Inc.	18,661	119,804
Medgenics Inc.(a)(b)	11,807	125,272
Medical Action Industries Inc.(a)(b)	29,763	103,873
MELA Sciences Inc.(a)(b)	57,356	184,113
Merge Healthcare Inc.(a)(b)	111,590	427,390
Natus Medical Inc.(a)	56,070	732,835
Navidea Biopharmaceuticals Inc.(a)(b)	185,689	510,645
OraSure Technologies Inc.(a)	102,687	1,141,879
Palomar Medical Technologies Inc.(a)	37,541	354,387
PhotoMedex Inc.(a)(b)	25,132	353,356
Quidel Corp.(a)(b)	53,098	1,005,145
Rochester Medical Corp.(a)(b)	23,371	276,011
Rockwell Medical Technologies Inc.(a)(b)	42,123	344,145
Solta Medical Inc.(a)(b)	131,283	412,229
Spectranetics Corp.(a)(b)	65,559	966,995
Staar Surgical Co.(a)(b)	68,497	517,837
SurModics Inc.(a)(b)	24,264	490,618
Symmetry Medical Inc.(a)	69,716	689,491
Synergetics USA Inc.(a)(b)	47,890	236,577
TearLab Corp.(a)	43,095	165,916
TranS1 Inc.(a)(b)	36,662	96,788
Unilife Corp.(a)(b)	155,164	484,112
United-Guardian Inc.	6,217	117,501
Uroplasty Inc.(a)(b)	41,634	158,626
Vascular Solutions Inc.(a)(b)	33,552	496,905
Vermillion Inc.(a)(b)	29,060	49,111
Vision-Sciences Inc.(a)	55,130	72,772
Young Innovations Inc.	11,013	430,608
Zeltiq Aesthetics Inc.(a)(b)	32,325	182,313

		19,646,404

HEALTH CARE – SERVICES – 2.12%
Adcare Health Systems Inc.(a)	22,447	108,868
Addus HomeCare Corp.(a)	15,721	84,893
Advocat Inc.	7,120	40,940
Alliance Healthcare Services Inc.(a)(b)	48,869	68,905
Almost Family Inc.(a)	15,799	336,203
Amedisys Inc.(a)	56,300	777,503
Assisted Living Concepts Inc. Class A	34,485	263,121
BioClinca Inc.(a)	25,062	160,146
Capital Senior Living Corp.(a)	52,882	765,202
Ensign Group Inc. (The)	32,828	1,004,701
Five Star Quality Care Inc.(a)	75,339	384,982
Gentiva Health Services Inc.(a)	57,252	648,093
Healthways Inc.(a)	63,486	743,421
LHC Group Inc.(a)	29,781	550,055
Metropolitan Health Networks Inc.(a)(b)	84,327	787,614
Psychemedics Corp.	14,791	179,711
RadNet Inc.(a)(b)	59,971	166,719

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Response Genetics Inc.(a)	45,865	$59,166
Skilled Healthcare Group Inc. Class A(a)(b)	37,051	238,238
Sun Healthcare Group Inc.(a)	47,947	405,871
Sunrise Senior Living Inc.(a)	109,169	1,557,842
U.S. Physical Therapy Inc.	22,865	631,760
VirtualScopics Inc.(a)	33,363	28,359

		9,992,313

HOLDING COMPANIES – DIVERSIFIED – 2.24%
Arlington Asset Investment Corp. Class A	15,869	378,634
Capital Southwest Corp.	5,316	595,126
Full Circle Capital Corp.(b)	27,141	220,114
Gladstone Capital Corp.(b)	41,146	360,028
Gladstone Investment Corp.	44,731	349,796
Golub Capital BDC Inc.	29,294	465,775
Home Loan Servicing Solutions Ltd.	55,132	896,998
Horizon Pharma Inc.(a)	67,341	233,673
KCAP Financial Inc.	43,000	398,180
MCG Capital Corp.	146,176	673,871
Medallion Financial Corp.	36,002	425,184
MVC Capital Inc.	45,398	581,094
New Mountain Finance Corp.	26,024	385,676
NGP Capital Resources Co.	42,905	320,071
PennantPark Floating Rate Capital Ltd.	17,372	219,930
PennantPark Investment Corp.	107,618	1,141,827
Resource America Inc. Class A	27,266	186,500
Saratoga Investment Corp.(a)	1,424	26,116
TCP Capital Corp.(b)	10,740	171,410
THL Credit Inc.	25,580	358,887
TICC Capital Corp.	77,935	810,524
Triangle Capital Corp.(b)	51,147	1,312,432

		10,511,846

HOME BUILDERS – 0.77%
Beazer Homes USA Inc.(a)(b)	229,368	814,257
Cavco Industries Inc.(a)	13,215	606,436
Hovnanian Enterprises Inc. Class A(a)(b)	186,100	643,906
M/I Homes Inc.(a)	40,673	786,616
Skyline Corp.	16,203	87,658
Winnebago Industries Inc.(a)	55,597	702,190

		3,641,063

HOME FURNISHINGS – 0.77%
American Woodmark Corp.(a)	18,991	379,250
Bassett Furniture Industries Inc.	23,572	293,471
Emerson Radio Corp.(a)	28,560	59,119
Flexsteel Industries	10,435	216,005
Furniture Brands International Inc.(a)(b)	90,920	131,834
Hooker Furniture Corp.	22,258	289,131
Kimball International Inc. Class B	61,493	751,445
Sealy Corp.(a)(b)	93,739	204,351
Skullcandy Inc.(a)(b)	30,822	423,803
Stanley Furniture Co. Inc.(a)	29,053	141,488
Universal Electronics Inc.(a)	27,657	486,210
VOXX International Corp.(a)(b)	34,855	260,715

		3,636,822

HOUSEHOLD PRODUCTS & WARES – 0.15%
A.T. Cross Co. Class A(a)(b)	19,506	194,475
CSS Industries Inc.	19,074	391,971

Security	Shares	Value
Kid Brands Inc.(a)	33,332	$50,998
Summer Infant Inc.(a)	26,839	49,652

		687,096

HOUSEWARES – 0.18%
Libbey Inc.(a)(b)	38,983	615,152
Lifetime Brands Inc.	19,126	227,790

		842,942

INSURANCE – 1.93%
American Independence Corp.(a)	2,389	11,754
American Safety Insurance Holdings Ltd.(a)	18,349	342,943
Amerisafe Inc.(a)	33,871	919,259
Baldwin & Lyons Inc. Class B	18,030	431,097
Citizens Inc.(a)(b)	73,218	768,057
Crawford & Co. Class B	52,258	261,813
Donegal Group Inc. Class A	15,661	219,880
Eastern Insurance Holdings Inc.	16,647	279,170
eHealth Inc.(a)	37,447	702,880
EMC Insurance Group Inc.	9,311	195,531
Federated National Holding Co.(a)	15,266	90,985
First Acceptance Corp.(a)	40,498	46,573
Fortegra Financial Corp.(a)(b)	13,998	111,004
Hallmark Financial Services Inc.(a)	28,189	229,459
Homeowners Choice Inc.	15,484	363,874
Independence Holding Co.	16,360	164,745
Kansas City Life Insurance Co.	8,449	325,540
Life Partners Holdings Inc.	18,954	51,176
National Interstate Corp.	11,033	284,651
Phoenix Companies Inc. (The)(a)(b)	10,854	332,892
Presidential Life Corp.	40,968	570,684
Radian Group Inc.(b)	248,796	1,079,775
Seabright Holdings Inc.	36,681	403,491
Security National Financial Corp. Class A(a)	9,863	40,734
Stewart Information Services Corp.	34,575	696,341
Universal Insurance Holdings Inc.	37,161	143,070

		9,067,378

INTERNET – 4.09%
1-800-FLOWERS.COM Inc.(a)(b)	55,796	208,119
Ambient Corp.(a)(b)	7,042	37,041
Blucora Inc.(a)	75,800	1,349,998
Boingo Wireless Inc.(a)	30,030	238,438
Brightcove Inc.(a)(b)	11,351	132,580
BroadVision Inc.(a)	5,468	51,235
CafePress Inc.(a)(b)	8,408	76,597
Cinedigm Digital Cinema Corp. Class A(a)	79,291	107,043
Crexendo Inc.	11,510	35,105
eGain Communications Corp.(a)(b)	19,360	89,830
Envivio Inc.(a)	15,595	34,309
ePlus Inc.(a)	7,886	309,289
FriendFinder Networks Inc.(a)(b)	18,739	16,116
Global Sources Ltd.(a)(b)	35,492	232,828
Globalscape Inc.(a)	26,085	54,778
Harris Interactive Inc.(a)	61,008	89,072
HealthStream Inc.(a)(b)	37,066	1,054,898
ICG Group Inc.(a)	69,819	709,361
Internap Network Services Corp.(a)	100,816	710,753
IntraLinks Holdings Inc.(a)	66,230	433,144
iPass Inc.(a)	103,315	227,293
Keynote Systems Inc.	30,128	436,253

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
KIT Digital Inc.(a)(b)	102,081	$306,243
Limelight Networks Inc.(a)	113,762	266,203
Lionbridge Technologies Inc.(a)	108,396	381,554
Local Corp.(a)(b)	45,069	89,687
magicJack VocalTec Ltd.(a)(b)	28,739	704,968
MeetMe Inc.(a)(b)	35,401	100,893
ModusLink Global Solutions Inc.(a)	77,817	287,145
Move Inc.(a)	74,671	643,664
NutriSystem Inc.	54,083	569,494
Online Resources Corp.(a)(b)	55,469	162,524
Orbitz Worldwide Inc.(a)(b)	39,178	99,904
Overstock.com Inc.(a)(b)	21,460	222,326
PCTEL Inc.	39,950	281,647
Perficient Inc.(a)	59,964	723,765
ReachLocal Inc.(a)(b)	19,356	242,724
RealNetworks Inc.(a)	42,720	355,430
Reis Inc.(a)	17,222	197,020
Saba Software Inc.(a)	56,541	564,845
Safeguard Scientifics Inc.(a)(b)	39,569	620,838
Spark Networks Inc.(a)(b)	24,635	150,766
SPS Commerce Inc.(a)(b)	23,559	906,315
Stamps.com Inc.(a)	26,505	613,326
Support.com Inc.(a)	97,031	410,441
Synacor Inc.(a)(b)	12,772	96,812
TechTarget Inc.(a)(b)	29,316	173,258
TeleCommunication Systems Inc.(a)	86,844	187,583
TheStreet.com Inc.	61,128	93,526
TigerLogic Corp.(a)(b)	20,348	41,713
Towerstream Corp.(a)(b)	89,613	363,829
Unwired Planet Inc.(a)	139,053	266,982
US Auto Parts Network Inc.(a)(b)	29,742	102,907
Vasco Data Security International Inc.(a)(b)	52,293	490,508
Vitacost.com Inc.(a)(b)	42,206	286,157
Vocus Inc.(a)(b)	38,793	778,188
World Energy Solutions Inc.(a)(b)	11,092	46,475
XO Group Inc.(a)	49,938	416,982
Zix Corp.(a)(b)	119,042	341,651

		19,222,373

IRON & STEEL – 0.21%
Friedman Industries Inc.	18,013	183,553
Material Sciences Corp.(a)	19,644	179,546
Shiloh Industries Inc.	12,401	139,139
Universal Stainless & Alloy Products Inc.(a)(b)	13,028	483,990

		986,228

LEISURE TIME – 0.58%
Ambassadors Group Inc.	34,560	186,624
Arctic Cat Inc.(a)	23,820	987,577
Black Diamond Inc.(a)	41,544	364,341
Cybex International Inc.(a)	19,334	27,841
Escalade Inc.	16,460	88,061
Johnson Outdoors Inc. Class A(a)	12,257	262,177
Marine Products Corp.(b)	19,666	117,210
Nautilus Inc.(a)(b)	57,421	150,443
Town Sports International Holdings Inc.(a)	44,562	551,232

		2,735,506

LODGING – 0.31%
Century Casinos Inc.(a)	38,569	102,208
Full House Resorts Inc.(a)	36,062	135,233

Security	Shares	Value
Marcus Corp.	37,352	$414,607
Monarch Casino & Resort Inc.(a)	17,217	149,960
Morgans Hotel Group Co.(a)(b)	42,393	272,163
MTR Gaming Group Inc.(a)(b)	44,080	185,577
Red Lion Hotels Corp.(a)(b)	28,494	178,087

		1,437,835

MACHINERY – 1.06%
Adept Technology Inc.(a)	20,039	79,154
Alamo Group Inc.	12,825	433,229
Cascade Corp.	16,960	928,390
ClearSign Combustion Corp.(a)(b)	7,923	55,778
Columbus McKinnon Corp.(a)	36,887	557,363
CVD Equipment Corp.(a)(b)	8,462	82,081
Flow International Corp.(a)(b)	91,044	336,863
Gencor Industries Inc.(a)	12,015	89,271
Gerber Scientific Inc. Escrow(a)(c)	44,403	444
Global Power Equipment Group Inc.	32,735	605,270
Hurco Companies Inc.(a)	12,525	286,572
Intevac Inc.(a)	44,981	274,834
Kadant Inc.(a)	21,664	502,388
Key Technology Inc.(a)	11,492	110,323
Manitex International Inc.(a)	22,752	164,497
Tecumseh Products Co. Class A(a)(b)	35,351	183,118
Twin Disc Inc.	15,354	274,837

		4,964,412

MANUFACTURING – 1.64%
American Railcar Industries Inc.(a)	17,450	494,533
Chase Corp.	13,124	241,088
Core Molding Technologies Inc.(a)	13,501	98,693
Federal Signal Corp.(a)	116,785	738,081
FreightCar America Inc.	23,004	409,241
GP Strategies Corp.(a)	27,857	538,197
Handy & Harman Ltd.(a)(b)	11,941	176,488
Lydall Inc.(a)	32,875	463,209
Metabolix Inc.(a)(b)	54,045	90,255
MFRI Inc.(a)	9,694	56,225
Myers Industries Inc.	62,712	979,562
Park-Ohio Holdings Corp.(a)(b)	17,090	370,340
PMFG Inc.(a)(b)	37,813	305,907
Smith & Wesson Holding Corp.(a)(b)	121,925	1,342,394
Standex International Corp.	23,490	1,044,131
STR Holdings Inc.(a)	54,372	168,553
Synalloy Corp.	12,840	177,192

		7,694,089

MEDIA – 1.30%
A.H. Belo Corp. Class A	36,802	177,754
Beasley Broadcast Group Inc. Class A(a)(b)	13,653	66,627
Cambium Learning Group Inc.(a)	33,636	33,300
Courier Corp.	21,351	260,909
Cumulus Media Inc. Class A(a)	107,238	293,832
Dial Global Inc.(a)(b)	8,985	24,349
Digital Generation Inc.(a)	50,771	576,758
Dolan Co. (The)(a)(b)	60,011	322,859
E.W. Scripps Co. (The) Class A(a)	56,163	598,136
Emmis Communications Corp.(a)	64,285	129,213
Entercom Communications Corp. Class A(a)(b)	48,873	335,269
Entravision Communications Corp. Class A	104,042	139,416
Fisher Communications Inc.(a)	17,296	635,801

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Gray Television Inc.(a)(b)	101,501	$231,422
Journal Communications Inc. Class A(a)(b)	82,819	430,659
Lee Enterprises Inc.(a)(b)	89,560	132,549
Lin TV Corp. Class A(a)(b)	60,230	265,012
LodgeNet Interactive Corp.(a)(b)	37,371	24,366
Martha Stewart Living Omnimedia Inc. Class A	55,156	169,329
McClatchy Co. (The) Class A(a)(b)	112,280	250,384
Media General Inc. Class A(a)(b)	34,622	179,342
Nexstar Broadcasting Group Inc.(a)(b)	23,987	254,742
Outdoor Channel Holdings Inc.	32,932	239,745
Radio One Inc. Class D(a)(b)	56,184	46,633
Saga Communications Inc. Class A(a)	1,127	45,666
Salem Communications Corp. Class A	23,713	124,256
SuperMedia Inc.(a)(b)	21,954	58,398
You On Demand Holdings Inc.(a)	12,642	48,039

		6,094,765

METAL FABRICATE & HARDWARE – 0.71%
A.M. Castle & Co.(a)(b)	30,252	377,847
Ampco-Pittsburgh Corp.	16,009	295,366
Dynamic Materials Corp.	25,894	388,928
Eastern Co. (The)	13,082	245,157
Furmanite Corp.(a)	70,526	400,588
L.B. Foster Co. Class A	16,952	548,227
Lawson Products Inc.	9,763	67,560
NN Inc.(a)	32,502	275,942
Northwest Pipe Co.(a)	17,918	441,679
Olympic Steel Inc.	18,841	318,036

		3,359,330

MINING – 1.26%
Charles & Colvard Ltd.(a)	40,667	146,808
Comstock Mining Inc.(a)(b)	63,053	206,183
General Moly Inc.(a)(b)	123,595	391,796
Gold Reserve Inc.(a)	101,914	330,201
Golden Minerals Co.(a)(b)	53,939	281,561
Golden Star Resources Ltd.(a)(b)	492,272	969,776
Horsehead Holding Corp.(a)(b)	80,711	753,841
Midway Gold Corp.(a)	251,887	413,095
Mines Management Inc.(a)(b)	51,028	78,583
Paramount Gold and Silver Corp.(a)(b)	249,978	664,941
Revett Minerals Inc.(a)	53,545	190,620
Solitario Exploration & Royalty Corp.(a)(b)	65,712	121,567
United States Antimony Corp.(a)(b)	104,324	203,432
United States Lime & Minerals Inc.(a)(b)	3,251	156,731
Uranerz Energy Corp.(a)(b)	122,501	199,677
Uranium Energy Corp.(a)(b)	157,024	409,833
Vista Gold Corp.(a)	114,205	414,564

		5,933,209

OIL & GAS – 2.24%
Abraxas Petroleum Corp.(a)(b)	160,719	369,654
Adams Resources & Energy Inc.	5,039	153,689
Arabian American Development Co.(a)(b)	39,222	383,983
Callon Petroleum Co.(a)	75,611	465,008
CREDO Petroleum Corp.(a)	15,820	229,232
Crimson Exploration Inc.(a)	41,709	178,097
Double Eagle Petroleum Co.(a)	21,958	121,428
Emerald Oil Inc.(a)(b)	96,579	80,161
Endeavour International Corp.(a)(b)	88,188	852,778
Evolution Petroleum Corp.(a)(b)	35,667	288,189

Security	Shares	Value
FieldPoint Petroleum Corp.(a)	9,405	$42,887
FX Energy Inc.(a)(b)	102,182	762,278
Gastar Exploration Ltd.(a)	115,207	191,244
GMX Resources Inc.(a)(b)	140,646	112,517
Harvest Natural Resources Inc.(a)	70,032	624,685
HKN Inc.(a)	13,937	27,456
Houston American Energy Corp.(a)(b)	33,133	29,816
Lucas Energy Inc.(a)(b)	34,914	81,699
Magellan Petroleum Corp.(a)	86,950	91,297
Miller Energy Resources Inc.(a)(b)	55,598	279,658
Panhandle Oil and Gas Inc.	14,332	439,562
Penn Virginia Corp.	87,193	540,597
PetroQuest Energy Inc.(a)	105,984	711,153
Recovery Energy Inc.(a)(b)	19,990	88,955
Royale Energy Inc.(a)(b)	16,428	66,369
Synergy Resources Corp.(a)	79,512	331,565
Triangle Petroleum Corp.(a)(b)	84,144	602,471
U.S. Energy Corp.(a)	47,360	101,824
VAALCO Energy Inc.(a)(b)	109,109	932,882
Vantage Drilling Co.(a)	364,156	670,047
Warren Resources Inc.(a)	135,770	412,741
ZaZa Energy Corp.(a)	46,571	138,316
Zion Oil & Gas Inc.(a)(b)	60,960	139,598

		10,541,836

OIL & GAS SERVICES – 1.16%
Bolt Technology Corp.	18,246	262,378
Cal Dive International Inc.(a)(b)	175,472	268,472
Dawson Geophysical Co.(a)	15,026	379,557
Edgen Group Inc.(a)(b)	32,245	249,899
Flotek Industries Inc.(a)(b)	93,043	1,178,855
Forbes Energy Services Ltd.(a)	31,269	109,442
Global Geophysical Services Inc.(a)(b)	36,571	201,506
GreenHunter Energy Inc.(a)(b)	19,892	44,956
Gulf Island Fabrication Inc.	27,045	753,744
Matrix Service Co.(a)	47,685	504,030
Mitcham Industries Inc.(a)(b)	24,118	384,200
Natural Gas Services Group Inc.(a)	23,831	356,273
TGC Industries Inc.(a)(b)	28,756	207,043
Union Drilling Inc.(a)	25,441	165,112
Willbros Group Inc.(a)(b)	72,443	389,019

		5,454,486
PACKAGING & CONTAINERS – 0.15%
AEP Industries Inc.(a)	8,285	501,988
UFP Technologies Inc.(a)(b)	11,581	203,710

		705,698

PHARMACEUTICALS – 6.49%
ACADIA Pharmaceuticals Inc.(a)	101,044	255,641
AcelRx Pharmaceuticals Inc.(a)(b)	4,593	14,698
Achillion Pharmaceuticals Inc.(a)(b)	113,047	1,176,819
Acura Pharmaceuticals Inc.(a)(b)	24,222	42,146
Alimera Sciences Inc.(a)(b)	31,841	82,150
Allos Therapeutics Inc. Escrow(a)(c)	143,367	1
Amicus Therapeutics Inc.(a)(b)	57,021	296,509
Ampio Pharmaceuticals Inc.(a)(b)	46,726	182,231
Anacor Pharmaceuticals Inc.(a)(b)	28,629	188,379
Anika Therapeutics Inc.(a)	22,552	338,731
Antares Pharma Inc.(a)(b)	175,052	763,227
Anthera Pharmaceuticals Inc.(a)(b)	94,724	94,156

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Array BioPharma Inc.(a)	170,055	$996,522
AVANIR Pharmaceuticals Inc. Class A(a)(b)	258,963	828,682
BioDelivery Sciences International Inc.(a)	41,274	260,852
BioScrip Inc.(a)	82,410	750,755
BioSpecifics Technologies Corp.(a)	10,116	196,453
Cadence Pharmaceuticals Inc.(a)(b)	114,008	446,911
Cempra Inc.(a)(b)	9,138	68,078
ChemoCentryx Inc.(a)(b)	10,074	117,161
Clovis Oncology Inc.(a)(b)	26,035	532,416
Corcept Therapeutics Inc.(a)(b)	95,453	266,314
Cornerstone Therapeutics Inc.(a)(b)	19,001	97,475
Cumberland Pharmaceuticals Inc.(a)(b)	24,692	159,510
Cyanotech Corp.(a)	10,845	63,985
Cytori Therapeutics Inc.(a)(b)	103,985	458,574
Depomed Inc.(a)(b)	106,016	626,555
Derma Sciences Inc.(a)(b)	21,094	218,956
Durata Therapeutics Inc.(a)	16,421	154,357
Dusa Pharmaceuticals Inc.(a)(b)	47,019	319,259
Dyax Corp.(a)(b)	190,803	496,088
Echo Therapeutics Inc.(a)	65,432	103,383
Endocyte Inc.(a)(b)	56,185	560,164
Furiex Pharmaceuticals Inc.(a)(b)	14,313	273,092
Galectin Therapeutics Inc.(a)(b)	28,026	62,498
Heska Corp.	11,701	105,543
Hi-Tech Pharmacal Co. Inc.(a)	20,380	674,782
IGI Laboratories Inc.(a)	24,281	30,108
Infinity Pharmaceuticals Inc.(a)	46,331	1,091,095
Keryx Biopharmaceuticals Inc.(a)(b)	134,196	378,433
Lannett Co. Inc.(a)(b)	31,554	152,406
MannKind Corp.(a)(b)	210,786	607,064
MAP Pharmaceuticals Inc.(a)	47,437	738,594
Myrexis Inc(a)	55,409	134,644
Nabi Biopharmaceuticals(a)	78,516	138,973
Natural Alternatives International Inc.(a)	12,688	78,158
Natural Grocers by Vitamin Cottage Inc.(a)	13,582	303,150
Nature’s Sunshine Products Inc.	20,716	338,499
Neurocrine Biosciences Inc.(a)	126,558	1,009,933
Nutraceutical International Corp.(a)	19,155	301,883
Obagi Medical Products Inc.(a)(b)	35,252	437,477
Omega Protein Corp.(a)	37,783	259,191
Orexigen Therapeutics Inc.(a)(b)	114,834	655,702
Osiris Therapeutics Inc.(a)(b)	31,675	350,009
Pacira Pharmaceuticals Inc.(a)(b)	35,204	612,550
Pain Therapeutics Inc.(a)	71,788	362,529
Pernix Therapeutics Holdings(a)	17,463	130,099
PharMerica Corp.(a)	54,768	693,363
POZEN Inc.(a)(b)	50,854	337,162
Progenics Pharmaceuticals Inc.(a)(b)	57,788	165,852
Raptor Pharmaceutical Corp.(a)(b)	95,355	530,174
Repros Therapeutics Inc.(a)(b)	28,871	439,705
Rigel Pharmaceuticals Inc.(a)	135,347	1,387,307
Santarus Inc.(a)	104,455	927,560
Savient Pharmaceuticals Inc.(a)(b)	132,602	330,179
Schiff Nutrition International Inc.(a)	25,408	614,619
SciClone Pharmaceuticals Inc.(a)(b)	106,432	590,698
SIGA Technologies Inc.(a)(b)	66,775	213,680
Sucampo Pharmaceuticals Inc. Class A(a)(b)	22,690	114,131
Supernus Pharmaceuticals Inc.(a)(b)	7,549	87,191
Synergy Pharmaceuticals Inc.(a)	79,918	382,008
Synta Pharmaceuticals Corp.(a)(b)	70,930	540,487
Synutra International Inc.(a)	32,346	149,439
Targacept Inc.(a)	51,130	250,026
TESARO Inc.(a)	8,684	123,573
Theragenics Corp.(a)	74,093	127,440

Security	Shares	Value
Threshold Pharmaceuticals Inc.(a)(b)	85,902	$621,930
Vanda Pharmaceuticals Inc.(a)(b)	54,714	220,497
Ventrus Biosciences Inc.(a)	24,059	86,131
XenoPort Inc.(a)(b)	80,789	925,842
Zogenix Inc.(a)(b)	103,613	275,611

		30,518,155

REAL ESTATE – 0.41%
AV Homes Inc.(a)(b)	19,101	283,459
Consolidated-Tomoka Land Co.	9,029	296,964
HFF Inc. Class A(a)(b)	61,065	909,868
Thomas Properties Group Inc.	62,890	366,020
ZipRealty Inc.(a)	32,333	91,179

		1,947,490

REAL ESTATE INVESTMENT TRUSTS – 4.47%
AG Mortgage Investment Trust Inc.	43,554	1,050,958
Agree Realty Corp.	22,195	565,751
American Realty Capital Properties Inc.(b)	19,668	245,063
AmREIT Inc.	7,796	115,537
Apollo Commercial Real Estate Finance Inc.(b)	37,647	652,799
Apollo Residential Mortgage Inc.	46,124	1,016,573
Ares Commercial Real Estate Corp.	15,808	269,684
BRT Realty Trust(a)	18,594	120,861
Campus Crest Communities Inc.	76,002	820,822
CapLease Inc.	131,117	677,875
Cedar Realty Trust Inc.(b)	112,045	591,598
Chatham Lodging Trust	29,947	415,664
Colony Financial Inc.	78,381	1,526,862
Dynex Capital Inc.(b)	103,729	1,115,087
Excel Trust Inc.	65,651	749,734
Gladstone Commercial Corp.(b)	25,070	457,778
Gramercy Capital Corp.(a)	82,963	249,719
Kite Realty Group Trust	104,686	533,899
MHI Hospitality Corp.(b)	16,984	66,407
Monmouth Real Estate Investment Corp. Class A(b)	76,749	858,821
MPG Office Trust Inc.(a)(b)	105,279	352,685
New York Mortgage Trust Inc.(b)	62,407	439,969
One Liberty Properties Inc.(b)	21,754	405,712
Parkway Properties Inc.(b)	26,077	348,649
PMC Commercial Trust	28,414	213,105
Preferred Apartment Communities Inc.	11,785	100,173
RAIT Financial Trust	91,193	478,763
Ramco-Gershenson Properties Trust	83,859	1,050,753
Resource Capital Corp.	185,530	1,090,916
STAG Industrial Inc.	59,713	970,933
Summit Hotel Properties Inc.	58,137	496,490
Terreno Realty Corp.	29,036	458,769
UMH Properties Inc.	28,945	346,472
Urstadt Biddle Properties Inc. Class A(b)	41,703	843,652
Western Asset Mortgage Capital Corp.	15,778	350,272
Whitestone REIT Class B	27,990	369,468
Winthrop Realty Trust	55,455	597,805

		21,016,078

RETAIL – 4.23%
Adolor Corp. Escrow(a)(c)	77,501	1
AFC Enterprises Inc.(a)(b)	45,900	1,129,140
ALCO Stores Inc.(a)(b)	706	4,928
America’s Car-Mart Inc.(a)(b)	15,256	693,690
Ark Restaurants Corp.	7,078	118,486

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Big 5 Sporting Goods Corp.	32,105	$319,445
Biglari Holdings Inc.(a)	2,133	778,673
Body Central Corp.(a)(b)	29,539	308,683
Bon-Ton Stores Inc. (The)(b)	24,345	231,277
Books-A-Million Inc.(a)(b)	14,793	43,343
Bravo Brio Restaurant Group Inc.(a)	37,458	545,014
Build-A-Bear Workshop Inc.(a)	24,547	95,733
Cache Inc.(a)	20,768	65,835
Caribou Coffee Co. Inc.(a)(b)	40,117	550,806
Carrols Restaurant Group Inc.(a)(b)	31,226	179,862
Casual Male Retail Group Inc.(a)(b)	81,776	378,623
Christopher & Banks Corp.	65,743	230,758
Chuy’s Holdings Inc.(a)	12,755	312,753
Citi Trends Inc.(a)	28,287	355,143
Del Frisco’s Restaurant Group Inc.(a)	10,355	154,289
dELiA*s Inc.(a)	59,667	82,937
Denny’s Corp.(a)	179,399	870,085
Destination Maternity Corp.	25,611	478,926
DGSE Companies Inc.(a)(b)(c)	11,375	42,258
Einstein Noah Restaurant Group Inc.	11,751	207,875
Famous Dave’s of America Inc.(a)	16,223	154,443
Fiesta Restaurant Group Inc.(a)(b)	31,253	495,985
Frisch’s Restaurants Inc.	6,028	119,656
Gaiam Inc. Class A(a)	31,383	109,527
Gordmans Stores Inc.(a)	15,939	294,075
Haverty Furniture Companies Inc.	36,710	509,535
Hot Topic Inc.	77,962	678,269
Jamba Inc.(a)(b)	127,808	285,012
Kirkland’s Inc.(a)	26,216	260,325
Kona Grill Inc.(a)	13,181	117,970
Krispy Kreme Doughnuts Inc.(a)	109,418	867,685
Luby’s Inc.(a)(b)	38,554	259,468
MarineMax Inc.(a)	38,812	321,751
Nathan’s Famous Inc.(a)	6,231	195,965
New York & Co. Inc.(a)(b)	48,711	182,666
Pacific Sunwear of California Inc.(a)(b)	60,155	150,387
Pantry Inc. (The)(a)	46,406	675,207
PC Connection Inc.	16,858	194,036
PC Mall Inc.(a)(b)	21,358	125,585
Perfumania Holdings Inc.(a)	10,570	76,104
PetMed Express Inc.	39,131	392,875
Red Robin Gourmet Burgers Inc.(a)	27,222	886,348
Roundy’s Inc.(b)	38,376	232,175
Ruth’s Hospitality Group Inc.(a)	64,733	412,349
Shoe Carnival Inc.	26,730	628,957
Stein Mart Inc.(a)	50,605	430,649
Steinway Musical Instruments Inc.(a)	13,307	324,159
Tilly’s Inc. Class A(a)	17,645	323,433
Trans World Entertainment Corp.(a)	19,136	69,655
Tuesday Morning Corp.(a)	78,005	510,933
West Marine Inc.(a)	29,582	314,457
Wet Seal Inc. Class A(a)	166,696	525,092
Winmark Corp.	4,628	250,282
Zale Corp.(a)(b)	48,732	336,251

		19,889,829

SAVINGS & LOANS – 3.77%
Bank Mutual Corp.	95,419	434,157
BankFinancial Corp.	46,335	407,285
BBX Capital Corp.(a)	12,463	80,511
Beacon Federal Bancorp Inc.	13,593	279,472
Berkshire Hills Bancorp Inc.	43,971	1,006,057
BofI Holding Inc.(a)	21,281	554,370

Security	Shares	Value
BSB Bancorp Inc.(a)	20,736	$267,494
Cape Bancorp Inc.(a)(b)	30,145	282,157
CFS Bancorp Inc.	28,565	155,965
Charter Financial Corp.	19,315	188,321
Chicopee Bancorp Inc.(a)(b)	20,485	296,008
Citizens South Banking Corp.	32,128	224,896
Clifton Savings Bancorp Inc.	23,356	256,916
ESB Financial Corp.	24,598	343,388
ESSA Bancorp Inc.	27,855	289,413
First Defiance Financial Corp.	21,815	376,527
First Federal Bancshares of Arkansas Inc.(a)(b)	7,694	75,170
First Financial Holdings Inc.	32,944	427,943
First Financial Northwest Inc.(a)(b)	38,067	306,439
First PacTrust Bancorp Inc.	25,582	320,031
Flushing Financial Corp.	60,696	958,997
Fox Chase Bancorp Inc.	30,497	476,363
Hampden Bancorp Inc.	18,326	231,824
Heritage Financial Group Inc.	25,188	330,970
Home Bancorp Inc.(a)(b)	21,510	386,965
Home Federal Bancorp Inc.	36,427	412,354
HomeStreet Inc.(a)	8,301	315,936
HomeTrust Bancshares Inc.(a)	40,235	533,114
HopFed Bancorp Inc.	15,391	114,663
Kaiser Federal Financial Group Inc.	27,023	407,777
Meridian Interstate Bancorp Inc.(a)(b)	21,517	355,031
NASB Financial Inc.(a)(b)	9,023	224,131
New England Bancshares Inc.	14,580	199,600
OceanFirst Financial Corp.	33,515	491,665
Pacific Premier Bancorp Inc.(a)	19,688	188,020
Peoples Federal Bancshares Inc.	20,050	346,464
Provident Financial Holdings Inc.	23,904	339,676
Provident New York Bancorp	75,760	712,902
Pulaski Financial Corp.	24,629	203,189
PVF Capital Corp.(a)	50,211	106,949
Rockville Financial Inc.	60,724	743,869
Roma Financial Corp.	18,511	164,748
SI Financial Group Inc.	27,476	322,019
Territorial Bancorp Inc.	27,699	635,692
United Community Financial Corp.(a)	64,908	226,529
United Financial Bancorp Inc.	36,451	527,446
Waterstone Financial Inc.(a)	19,000	98,610
Westfield Financial Inc.	61,574	461,189
WSFS Financial Corp.	15,597	643,844

		17,733,056

SEMICONDUCTORS – 3.00%
Alpha & Omega Semiconductor Ltd.(a)	33,059	284,638
Amtech Systems Inc.(a)(b)	19,039	62,448
ANADIGICS Inc.(a)(b)	132,613	184,332
AuthenTec Inc.(a)(b)	84,479	676,677
Axcelis Technologies Inc.(a)	204,654	214,887
AXT Inc.(a)	57,667	194,914
Cascade Microtech Inc.(a)	19,938	113,248
Cohu Inc.	46,252	434,306
DSP Group Inc.(a)	44,538	264,556
eMagin Corp.(a)	37,103	152,864
Emcore Corp.(a)(b)	44,953	253,535
Exar Corp.(a)	71,192	569,536
FormFactor Inc.(a)(b)	91,870	513,553
FSI International Inc.(a)(b)	73,871	458,000
GigOptix Inc.(a)	36,434	69,589
GSI Technology Inc.(a)(b)	41,161	203,747
Inphi Corp.(a)	43,514	463,859

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Integrated Silicon Solution Inc.(a)	51,020	$472,445
Intermolecular Inc.(a)(b)	26,076	185,140
inTEST Corp.(a)	19,779	52,414
IXYS Corp.(a)	44,547	441,906
Kopin Corp.(a)	123,862	465,721
Mattson Technology Inc.(a)	109,962	106,663
MaxLinear Inc. Class A(a)	42,683	285,549
Mindspeed Technologies Inc.(a)(b)	68,067	235,512
MIPS Technologies Inc.(a)(b)	90,981	672,350
MoSys Inc.(a)(b)	65,171	263,291
Nanometrics Inc.(a)(b)	44,765	618,205
Pericom Semiconductor Corp.(a)	44,750	388,654
Photronics Inc.(a)(b)	111,648	599,550
Pixelworks Inc.(a)	30,299	89,382
PLX Technology Inc.(a)(b)	88,865	512,751
QuickLogic Corp.(a)(b)	87,465	244,902
Ramtron International Corp.(a)	66,887	206,012
Richardson Electronics Ltd.	27,214	323,030
Rubicon Technology Inc.(a)(b)	32,180	308,284
Rudolph Technologies Inc.(a)	61,091	641,456
Sigma Designs Inc.(a)(b)	62,435	412,695
Silicon Image Inc.(a)	154,408	708,733
Supertex Inc.(a)	19,524	349,089
Transwitch Corp.(a)	44,050	48,015
Ultra Clean Holdings Inc.(a)	45,497	259,788
Vitesse Semiconductor Corp.(a)	49,460	120,682

		14,126,908

SOFTWARE – 2.99%
Accelrys Inc.(a)	106,007	918,021
Actuate Corp.(a)	92,285	648,764
American Software Inc. Class A	45,945	374,911
Audience Inc.(a)	11,889	73,712
Avid Technology Inc.(a)	56,649	535,900
Callidus Software Inc.(a)	66,810	329,373
Concurrent Computer Corp.	20,638	92,665
Cover-All Technologies Inc.(a)	24,085	29,384
Datawatch Corp.(a)	10,020	203,105
Digi International Inc.(a)(b)	49,079	498,643
DynaVox Inc.(a)	25,856	13,652
E2open Inc.(a)	8,914	121,052
Eloqua Inc.(a)	17,593	347,462
Envestnet Inc.(a)	39,379	460,734
ePocrates Inc.(a)	35,355	411,886
Evolving Systems Inc.	21,690	133,610
Exa Corp.(a)	11,884	128,941
FalconStor Software Inc.(a)	61,963	145,613
Geeknet Inc.(a)	9,055	175,214
Glu Mobile Inc.(a)(b)	101,384	469,408
Greenway Medical Technologies Inc.(a)(b)	15,232	260,467
GSE Systems Inc.(a)	33,697	68,742
Guidance Software Inc.(a)(b)	28,161	317,093
inContact Inc.(a)(b)	61,170	398,828
Innodata Inc.(a)(b)	44,349	179,614
Majesco Entertainment Co.(a)(b)	79,547	100,229
Market Leader Inc.(a)(b)	46,782	313,439
Mediware Information Systems(a)	9,218	201,966
Monotype Imaging Holdings Inc.(b)	69,156	1,078,142
Official Payments Holdings Inc.(a)(b)	31,399	154,797
Omnicell Inc.(a)	62,692	871,419
Park City Group Inc.(a)(b)	13,965	46,085
PDF Solutions Inc.(a)	46,517	635,422
Pervasive Software Inc.(a)	26,585	228,631

Security	Shares	Value
Proofpoint Inc.(a)(b)	12,116	$179,923
PROS Holdings Inc.(a)	40,789	777,846
QAD Inc. Class A(a)	14,020	190,392
Rosetta Stone Inc.(a)	20,139	256,772
Sapiens International Corp.(a)	27,234	99,132
Schawk Inc.	22,566	294,486
Scientific Learning Corp.(a)	36,648	37,747
SciQuest Inc.(a)	34,211	622,640
SeaChange International Inc.(a)(b)	54,367	426,781
Simulations Plus Inc.	17,398	80,205
Smith Micro Software Inc.(a)(b)	62,110	99,997
SoundBite Communications Inc.(a)	15,486	35,618

		14,068,463

TELECOMMUNICATIONS – 3.55%
8x8 Inc.(a)	133,897	878,364
Alaska Communications Systems Group Inc.(b)	87,649	198,087
Alliance Fiber Optic Products Inc.(a)	14,384	129,312
Anaren Inc.(a)	26,488	529,495
Aviat Networks Inc.(a)	115,810	275,628
Aware Inc.(b)	23,020	145,026
CalAmp Corp.(a)	55,585	456,353
Cbeyond Inc.(a)	50,128	494,262
Clearfield Inc.(a)	23,691	121,061
ClearOne Communications Inc.(a)	13,675	55,384
Communications Systems Inc.	15,101	170,339
Consolidated Communications Holdings Inc.	74,508	1,280,793
Crossroads Systems Inc.(a)	23,020	92,080
Extreme Networks Inc.(a)(b)	179,156	598,381
Fairpoint Communications Inc.(a)(b)	38,845	293,668
General Communication Inc. Class A(a)	69,217	678,327
Globecomm Systems Inc.(a)(b)	43,645	486,642
Glowpoint Inc.(a)	48,578	102,985
Hawaiian Telcom Holdco Inc.(a)	19,522	346,125
Hickory Tech Corp.	28,655	303,170
I.D. Systems Inc.(a)	19,149	110,298
IDT Corp. Class B	28,563	293,342
KVH Industries Inc.(a)(b)	27,843	375,602
Lantronix Inc.(a)	20,890	36,558
Lumos Networks Corp.	28,816	226,494
Multiband Corp.(a)	42,335	91,020
Neonode Inc.(a)	43,885	165,446
NeoPhotonics Corp.(a)(b)	40,201	234,774
Novatel Wireless Inc.(a)	62,474	123,699
Numerex Corp. Class A(a)	20,734	234,916
Oclaro Inc.(a)(b)	134,421	362,937
Oplink Communications Inc.(a)	35,521	587,517
ORBCOMM Inc.(a)(b)	71,562	267,642
ParkerVision Inc.(a)(b)	146,203	342,115
Preformed Line Products Co.	4,409	239,453
Primus Telecommunications Group Inc.	24,034	366,999
Procera Networks Inc.(a)(b)	36,747	863,554
RigNet Inc.(a)	25,197	466,144
Shenandoah Telecommunications Co.	45,845	806,872
ShoreTel Inc.(a)	91,388	373,777
Symmetricom Inc.(a)	81,755	569,832
TeleNav Inc.(a)	31,879	190,318
Telular Corp.	33,503	331,680
TESSCO Technologies Inc.	10,830	229,271
UniTek Global Services Inc.(a)(b)	30,731	132,143
USA Mobility Inc.	44,901	532,975
Vringo Inc.(a)(b)	27,253	79,034
Warwick Valley Telephone Co.	15,033	195,429
Westell Technologies Inc. Class A(a)(b)	100,550	215,177

		16,680,500

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2012

Security	Shares	Value
TEXTILES – 0.09%
Crown Crafts Inc.	18,447	$113,449
Culp Inc.	19,029	223,781
Dixie Group Inc.(a)	22,727	82,499

		419,729

TRANSPORTATION – 1.78%
Air Transport Services Group Inc.(a)	96,900	426,360
Arkansas Best Corp.	46,635	369,349
Baltic Trading Ltd.	37,991	122,711
CAI International Inc.(a)(b)	24,400	500,688
Celadon Group Inc.	37,538	603,236
Covenant Transportation Group Class A(a)	18,428	84,769
Eagle Bulk Shipping Inc.(a)(b)	30,351	109,567
Echo Global Logistics Inc.(a)(b)	28,984	497,076
Excel Maritime Carriers Ltd.(a)(b)	81,557	56,682
Genco Shipping & Trading Ltd.(a)(b)	58,332	214,662
International Shipholding Corp.	13,837	233,430
Knightsbridge Tankers Ltd.(b)	46,277	303,114
P.A.M. Transportation Services Inc.	10,409	103,726
Pacer International Inc.(a)	68,374	272,129
Patriot Transportation Holding Inc.(a)(b)	10,727	299,069
PHI Inc.(a)(b)	25,279	795,277
Quality Distribution Inc.(a)	41,188	380,989
Rand Logistics Inc.(a)	37,261	280,575
Roadrunner Transportation Systems Inc.(a)	24,924	403,270
Saia Inc.(a)	30,483	613,928
Scorpio Tankers Inc.(a)	71,487	428,922
Teekay Tankers Ltd. Class A	115,207	430,874
Ultrapetrol (Bahamas) Ltd.(a)(b)	47,273	67,128
Universal Truckload Services Inc.	11,537	184,246
USA Truck Inc.(a)	19,424	70,703
XPO Logistics Inc.(a)(b)	33,760	413,222
YRC Worldwide Inc.(a)(b)	14,212	96,215

		8,361,917

TRUCKING & LEASING – 0.18%
Greenbrier Companies Inc. (The)(a)(b)	42,667	688,645
Willis Lease Finance Corp.(a)	14,646	180,732

		869,377

VENTURE CAPITAL – 0.44%
Fidus Investment Corp.(b)	20,963	350,082
GSV Capital Corp.(a)(b)	36,551	315,435
Harris & Harris Group Inc.(a)(b)	61,815	234,279
Hercules Technology Growth Capital Inc.	92,488	1,018,293
Keating Capital Inc.(a)(b)	18,502	129,514

		2,047,603

WATER – 0.62%
Artesian Resources Corp. Class A	17,150	398,394
Connecticut Water Service Inc.	17,512	558,633
Consolidated Water Co. Ltd.	29,715	245,743
Middlesex Water Co.	30,983	593,634
SJW Corp.	25,122	637,094
York Water Co. (The)	27,020	495,547

		2,929,045

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $521,697,547)		$469,226,726

INVESTMENT COMPANIES – 0.06%

CLOSED-END FUNDS – 0.06%
Firsthand Technology Value Fund Inc.(a)	16,356	285,249

		285,249

TOTAL INVESTMENT COMPANIES
(Cost: $310,674)		285,249

SHORT-TERM INVESTMENTS – 16.92%

MONEY MARKET FUNDS – 16.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	73,640,441	73,640,441
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	5,185,753	5,185,753
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(d)(e)	729,118	729,118

		79,555,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,555,312)		79,555,312

TOTAL INVESTMENTS IN SECURITIES – 116.76%
(Cost: $601,563,533)		549,067,287

Other Assets, Less Liabilities – (16.76)%		(78,828,353)

NET ASSETS – 100.00%		$470,238,934

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.52%
Clear Channel Outdoor Holdings Inc. Class A(a)	60,652	$362,699
Interpublic Group of Companies Inc. (The)	643,455	7,155,219
Lamar Advertising Co. Class A(a)	112,249	4,159,948
Omnicom Group Inc.	395,164	20,374,656

		32,052,522

AEROSPACE & DEFENSE – 0.83%
Alliant Techsystems Inc.	48,524	2,431,538
BE Aerospace Inc.(a)	142,546	6,001,187
Exelis Inc.	272,442	2,817,050
L-3 Communications Holdings Inc.	141,017	10,112,329
Rockwell Collins Inc.	209,918	11,260,002
Spirit AeroSystems Holdings Inc. Class A(a)	173,825	3,860,653
TransDigm Group Inc.(a)	73,958	10,492,421
Triumph Group Inc.	72,353	4,524,233

		51,499,413

AGRICULTURE – 0.59%
Bunge Ltd.(b)	211,948	14,211,113
Lorillard Inc.	188,961	22,004,509

		36,215,622

AIRLINES – 0.56%
Copa Holdings SA Class A	48,016	3,902,260
Delta Air Lines Inc.(a)	1,234,379	11,306,912
Southwest Airlines Co.	1,107,887	9,716,169
United Continental Holdings Inc.(a)(b)	480,398	9,367,761

		34,293,102

APPAREL – 0.92%
Carter’s Inc.(a)	70,308	3,785,383
Deckers Outdoor Corp.(a)(b)	55,435	2,031,138
Hanesbrands Inc.(a)(b)	142,849	4,554,026
Michael Kors Holdings Ltd.(a)	122,649	6,522,474
Ralph Lauren Corp.	89,607	13,551,267
Under Armour Inc. Class A(a)(b)	112,490	6,280,317
VF Corp.	127,048	20,246,369

		56,970,974

AUTO MANUFACTURERS – 0.47%
Navistar International Corp.(a)(b)	88,343	1,863,154
Oshkosh Corp.(a)	131,952	3,619,443
PACCAR Inc.	516,988	20,692,445
Tesla Motors Inc.(a)(b)	95,398	2,793,253

		28,968,295

AUTO PARTS & EQUIPMENT – 0.84%
Allison Transmission Holdings Inc.(b)	36,093	726,191
BorgWarner Inc.(a)(b)	166,378	11,498,383

Security	Shares	Value
Delphi Automotive PLC(a)	475,860	$14,751,660
Goodyear Tire & Rubber Co. (The)(a)	352,814	4,300,803
Lear Corp.	145,441	5,496,215
TRW Automotive Holdings Corp.(a)	146,749	6,414,399
Visteon Corp.(a)	76,623	3,406,659
WABCO Holdings Inc.(a)	94,002	5,421,095

		52,015,405

BANKS – 3.17%
Associated Banc-Corp	250,297	3,296,411
Bank of Hawaii Corp.	65,539	2,989,889
BOK Financial Corp.	37,754	2,231,261
CapitalSource Inc.	334,494	2,535,465
CIT Group Inc.(a)	290,097	11,426,921
City National Corp.	67,177	3,460,287
Comerica Inc.	285,085	8,851,889
Commerce Bancshares Inc.	108,098	4,359,592
Cullen/Frost Bankers Inc.	76,340	4,384,206
East West Bancorp Inc.	211,612	4,469,245
Fifth Third Bancorp	1,333,874	20,688,386
First Citizens BancShares Inc. Class A	7,352	1,197,641
First Horizon National Corp.	363,689	3,502,325
First Republic Bank	147,717	5,090,328
Fulton Financial Corp.	292,855	2,887,550
Huntington Bancshares Inc.	1,254,375	8,655,188
KeyCorp	1,377,034	12,035,277
M&T Bank Corp.	183,580	17,469,473
Northern Trust Corp.	312,999	14,527,849
Popular Inc.(a)	148,127	2,581,854
Regions Financial Corp.	2,047,757	14,764,328
Signature Bank(a)(b)	70,526	4,730,884
SunTrust Banks Inc.	780,443	22,063,124
SVB Financial Group(a)	64,259	3,885,099
Synovus Financial Corp.	1,108,640	2,627,477
TCF Financial Corp.	236,701	2,826,210
Valley National Bancorp(b)	287,460	2,880,349
Zions Bancorp	268,943	5,555,018

		195,973,526

BEVERAGES – 1.39%
Beam Inc.	228,744	13,161,930
Brown-Forman Corp. Class B NVS	217,420	14,186,655
Coca-Cola Enterprises Inc.	436,081	13,636,253
Constellation Brands Inc. Class A(a)	213,763	6,915,233
Dr Pepper Snapple Group Inc.	307,626	13,698,586
Green Mountain Coffee Roasters Inc.(a)(b)	199,782	4,744,822
Molson Coors Brewing Co. Class B NVS	185,907	8,375,110
Monster Beverage Corp.(a)	208,811	11,309,204

		86,027,793

BIOTECHNOLOGY – 1.77%
Alexion Pharmaceuticals Inc.(a)	279,045	31,922,748
ARIAD Pharmaceuticals Inc.(a)	240,412	5,823,981
Bio-Rad Laboratories Inc. Class A(a)	29,526	3,151,015
Charles River Laboratories International Inc.(a)	71,755	2,841,498
Illumina Inc.(a)	179,177	8,636,331
Incyte Corp.(a)(b)	140,016	2,527,289
Life Technologies Corp.(a)	259,797	12,698,877
Myriad Genetics Inc.(a)	122,208	3,298,394
Regeneron Pharmaceuticals Inc.(a)(b)	111,966	17,092,729
United Therapeutics Corp.(a)(b)	73,526	4,108,633
Vertex Pharmaceuticals Inc.(a)	306,064	17,124,281

		109,225,776

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
BUILDING MATERIALS – 0.49%
Armstrong World Industries Inc.	30,772	$1,426,898
Fortune Brands Home & Security Inc.(a)	232,397	6,277,043
Lennox International Inc.	73,355	3,547,448
Martin Marietta Materials Inc.	66,721	5,529,169
Masco Corp.	518,900	7,809,445
Owens Corning(a)(b)	177,529	5,940,120

		30,530,123

CHEMICALS – 2.97%
Airgas Inc.	99,612	8,198,068
Albemarle Corp.	129,485	6,821,270
Ashland Inc.	113,832	8,150,371
Cabot Corp.	91,225	3,336,098
Celanese Corp. Series A	226,738	8,595,637
CF Industries Holdings Inc.	95,158	21,147,914
Cytec Industries Inc.	65,867	4,315,606
Eastman Chemical Co.	222,271	12,671,670
FMC Corp.	197,996	10,965,018
Huntsman Corp.	275,771	4,117,261
International Flavors & Fragrances Inc.	117,901	7,024,542
Intrepid Potash Inc.(a)(b)	76,829	1,650,287
Kronos Worldwide Inc.(b)	27,552	411,627
NewMarket Corp.	12,771	3,147,796
PPG Industries Inc.	220,567	25,329,914
Rockwood Holdings Inc.	100,530	4,684,698
RPM International Inc.	191,940	5,477,968
Sherwin-Williams Co. (The)	125,900	18,747,769
Sigma-Aldrich Corp.	175,766	12,649,879
Valspar Corp. (The)	135,320	7,591,452
W.R. Grace & Co.(a)	107,997	6,380,463
Westlake Chemical Corp.	29,492	2,154,685

		183,569,993

COAL – 0.38%
Alpha Natural Resources Inc.(a)(b)	317,154	2,083,702
CONSOL Energy Inc.	329,369	9,897,538
Peabody Energy Corp.	394,941	8,803,235
Walter Energy Inc.	89,868	2,917,115

		23,701,590

COMMERCIAL SERVICES – 3.07%
Aaron’s Inc.	109,460	3,044,083
Alliance Data Systems Corp.(a)(b)	72,886	10,346,168
Apollo Group Inc. Class A(a)(b)	139,121	4,041,465
Booz Allen Hamilton Holding Corp.	34,688	480,429
CoreLogic Inc.(a)	155,922	4,136,611
Corrections Corp. of America	144,047	4,818,372
DeVry Inc.	94,322	2,146,769
Equifax Inc.	174,526	8,129,421
FleetCor Technologies Inc.(a)	71,211	3,190,253
Gartner Inc.(a)(b)	135,816	6,259,759
Genpact Ltd.	184,557	3,078,411
Global Payments Inc.	114,809	4,802,460
H&R Block Inc.	397,587	6,890,183
Hertz Global Holdings Inc.(a)(b)	360,473	4,949,294
Iron Mountain Inc.	219,847	7,498,981

Security	Shares	Value
ITT Educational Services Inc.(a)(b)	34,804	$1,121,733
KAR Auction Services Inc.(a)	42,986	848,544
Lender Processing Services Inc.	121,670	3,393,376
Manpower Inc.	117,477	4,323,154
Moody’s Corp.	283,435	12,519,324
Morningstar Inc.	35,209	2,205,492
Paychex Inc.	470,162	15,651,693
Quanta Services Inc.(a)	303,682	7,500,945
R.R. Donnelley & Sons Co.(b)	259,591	2,751,665
Robert Half International Inc.	208,397	5,549,612
Rollins Inc.	93,656	2,190,614
SAIC Inc.	415,095	4,997,744
SEI Investments Co.	201,174	4,315,182
Service Corp. International	312,612	4,207,757
Total System Services Inc.	236,272	5,599,646
Towers Watson & Co. Class A	87,944	4,665,429
United Rentals Inc.(a)(b)	136,045	4,450,032
Vantiv Inc. Class A(a)(b)	58,600	1,262,830
Verisk Analytics Inc. Class A(a)	213,324	10,156,356
Weight Watchers International Inc.	39,193	2,069,390
Western Union Co.	889,352	16,203,993

		189,797,170

COMPUTERS – 2.13%
Brocade Communications Systems Inc.(a)	661,265	3,911,382
Cadence Design Systems Inc.(a)(b)	398,462	5,126,214
Computer Sciences Corp.	226,380	7,291,700
Diebold Inc.	90,624	3,054,935
DST Systems Inc.	48,042	2,717,256
Fortinet Inc.(a)	189,363	4,571,223
Fusion-io Inc.(a)(b)	99,257	3,004,509
IHS Inc. Class A(a)	73,400	7,145,490
Jack Henry & Associates Inc.	126,660	4,800,414
Lexmark International Inc. Class A(b)	103,820	2,309,995
MICROS Systems Inc.(a)	117,075	5,750,724
NCR Corp.(a)	231,665	5,400,111
NetApp Inc.(a)	526,204	17,301,588
Riverbed Technology Inc.(a)(b)	230,757	5,369,715
SanDisk Corp.(a)	353,956	15,372,309
Synopsys Inc.(a)	212,055	7,002,056
Teradata Corp.(a)	244,513	18,438,725
Western Digital Corp.	341,820	13,238,689

		131,807,035

COSMETICS & PERSONAL CARE – 0.16%
Avon Products Inc.	625,131	9,970,839

		9,970,839

DISTRIBUTION & WHOLESALE – 1.26%
Arrow Electronics Inc.(a)(b)	162,739	5,485,932
Fastenal Co.	429,091	18,446,622
Fossil Inc.(a)(b)	79,149	6,703,920
Genuine Parts Co.	225,948	13,789,607
Ingram Micro Inc. Class A(a)	219,469	3,342,513
LKQ Corp.(a)	428,020	7,918,370
MRC Global Inc.(a)	31,647	778,200
W.W. Grainger Inc.	84,665	17,641,646
WESCO International Inc.(a)(b)	62,787	3,591,416

		77,698,226

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.52%
Affiliated Managers Group Inc.(a)(b)	74,513	$9,165,099
Air Lease Corp.(a)	99,193	2,023,537
Ameriprise Financial Inc.	317,005	17,971,013
CBOE Holdings Inc.	127,171	3,741,371
E*TRADE Financial Corp.(a)	416,283	3,667,453
Eaton Vance Corp.	165,608	4,796,008
Federated Investors Inc. Class B(b)	133,980	2,772,046
Interactive Brokers Group Inc. Class A	58,836	824,881
IntercontinentalExchange Inc.(a)	105,600	14,088,096
Invesco Ltd.	650,969	16,267,715
Janus Capital Group Inc.	273,492	2,581,764
Jefferies Group Inc.	208,263	2,851,120
Lazard Ltd. Class A(b)	165,837	4,847,416
Legg Mason Inc.	206,085	5,086,178
LPL Financial Holdings Inc.	73,805	2,106,395
NASDAQ OMX Group Inc. (The)	167,704	3,906,665
NYSE Euronext Inc.	367,940	9,069,721
Raymond James Financial Inc.	164,927	6,044,575
SLM Corp.	710,086	11,162,552
T. Rowe Price Group Inc.	369,753	23,405,365
TD Ameritrade Holding Corp.	335,577	5,157,818
Waddell & Reed Financial Inc. Class A	124,557	4,081,733

		155,618,521

ELECTRIC – 4.25%
AES Corp. (The)(a)	934,145	10,247,571
Alliant Energy Corp.	161,043	6,987,656
Ameren Corp.	352,971	11,531,562
Calpine Corp.(a)	587,670	10,166,691
CMS Energy Corp.	379,979	8,948,505
DTE Energy Co.	246,796	14,792,952
Edison International	472,201	21,574,864
Entergy Corp.	256,700	17,789,310
Great Plains Energy Inc.	195,226	4,345,731
Hawaiian Electric Industries Inc.	138,957	3,655,959
Integrys Energy Group Inc.	113,780	5,939,316
ITC Holdings Corp.	74,901	5,661,018
MDU Resources Group Inc.	274,817	6,056,967
National Fuel Gas Co.	105,791	5,716,946
Northeast Utilities	454,357	17,370,068
NRG Energy Inc.	331,342	7,087,405
NV Energy Inc.	343,434	6,185,246
OGE Energy Corp.	143,071	7,934,718
Pepco Holdings Inc.	331,926	6,273,401
Pinnacle West Capital Corp.	158,661	8,377,301
PPL Corp.	840,835	24,426,257
SCANA Corp.	169,861	8,199,190
TECO Energy Inc.	314,305	5,575,771
Westar Energy Inc.	182,570	5,415,026
Wisconsin Energy Corp.	334,617	12,605,022
Xcel Energy Inc.	704,812	19,530,340

		262,394,793

ELECTRICAL COMPONENTS & EQUIPMENT – 0.57%
AMETEK Inc.	350,995	12,442,773
Energizer Holdings Inc.	94,936	7,083,175
General Cable Corp.(a)(b)	71,788	2,109,131
GrafTech International Ltd.(a)(b)	171,127	1,538,432
Hubbell Inc. Class B	86,043	6,947,112

Security	Shares	Value
Molex Inc.	200,122	$5,259,206

		35,379,829

ELECTRONICS – 1.65%
Agilent Technologies Inc.	503,748	19,369,111
Amphenol Corp. Class A	235,349	13,857,349
Avnet Inc.(a)	210,912	6,135,430
AVX Corp.	70,824	679,202
FLIR Systems Inc.	225,560	4,505,561
Garmin Ltd.(b)	158,668	6,622,802
Gentex Corp.	207,428	3,528,350
Itron Inc.(a)(b)	58,496	2,524,103
Jabil Circuit Inc.	269,888	5,052,303
Mettler-Toledo International Inc.(a)(b)	45,682	7,799,745
National Instruments Corp.	135,678	3,415,015
PerkinElmer Inc.	166,659	4,911,441
Tech Data Corp.(a)	54,728	2,479,178
Trimble Navigation Ltd.(a)(b)	181,532	8,651,815
Vishay Intertechnology Inc.(a)(b)	191,450	1,881,954
Waters Corp.(a)	128,732	10,727,238

		102,140,597

ENGINEERING & CONSTRUCTION – 0.80%
AECOM Technology Corp.(a)	165,002	3,491,442
Chicago Bridge & Iron Co. NV	141,347	5,383,907
Engility Holdings Inc.(a)	23,491	433,409
Fluor Corp.	245,905	13,839,533
Jacobs Engineering Group Inc.(a)	186,576	7,543,268
KBR Inc.	213,472	6,365,735
McDermott International Inc.(a)	339,909	4,153,688
Shaw Group Inc. (The)(a)	96,359	4,203,180
URS Corp.	108,944	3,846,813

		49,260,975

ENTERTAINMENT – 0.41%
Bally Technologies Inc.(a)	62,059	3,065,094
Cinemark Holdings Inc.	166,812	3,741,593
Dolby Laboratories Inc. Class A(a)(b)	72,608	2,377,912
DreamWorks Animation SKG Inc. Class A(a)(b)	97,888	1,882,386
International Game Technology	388,134	5,080,674
Madison Square Garden Inc. Class A(a)	87,225	3,512,551
Penn National Gaming Inc.(a)	94,961	4,092,819
Regal Entertainment Group Class A	120,255	1,691,988

		25,445,017

ENVIRONMENTAL CONTROL – 0.56%
Clean Harbors Inc.(a)	69,017	3,371,481
Covanta Holding Corp.	156,756	2,689,933
Republic Services Inc.	441,044	12,133,120
Stericycle Inc.(a)(b)	123,858	11,211,626
Waste Connections Inc.	179,867	5,440,977

		34,847,137

FOOD – 3.01%
Campbell Soup Co.	253,190	8,816,076
ConAgra Foods Inc.	602,720	16,629,045
Dean Foods Co.(a)	270,260	4,418,751
Flowers Foods Inc.	161,347	3,255,982
Fresh Market Inc. (The)(a)(b)	40,320	2,418,394

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
H.J. Heinz Co.	463,261	$25,919,453
Hershey Co. (The)	217,605	15,426,018
Hillshire Brands Co.	173,049	4,634,252
Hormel Foods Corp.	195,993	5,730,835
Ingredion Inc.	111,423	6,146,093
J.M. Smucker Co. (The)	162,837	14,057,718
Kroger Co. (The)	764,771	18,002,709
McCormick & Co. Inc. NVS	192,950	11,970,618
Ralcorp Holdings Inc.(a)	80,629	5,885,917
Safeway Inc.(b)	350,529	5,640,012
Smithfield Foods Inc.(a)(b)	220,989	4,342,434
Tyson Foods Inc. Class A	422,695	6,771,574
Whole Foods Market Inc.	266,132	25,921,257

		185,987,138

FOREST PRODUCTS & PAPER – 0.56%
Domtar Corp.	52,025	4,073,037
International Paper Co.	633,888	23,022,812
MeadWestvaco Corp.	250,019	7,650,582

		34,746,431

GAS – 1.16%
AGL Resources Inc.	170,477	6,974,214
Atmos Energy Corp.	131,698	4,713,471
CenterPoint Energy Inc.	620,846	13,224,020
NiSource Inc.	411,070	10,474,063
Questar Corp.	259,893	5,283,625
Sempra Energy	348,926	22,502,238
UGI Corp.	164,005	5,207,159
Vectren Corp.	117,979	3,374,199

		71,752,989

HAND & MACHINE TOOLS – 0.62%
Kennametal Inc.	117,292	4,349,187
Lincoln Electric Holdings Inc.	122,357	4,778,041
Regal Beloit Corp.	55,956	3,943,779
Snap-on Inc.	84,651	6,083,868
Stanley Black & Decker Inc.	247,845	18,898,181

		38,053,056

HEALTH CARE – PRODUCTS – 2.83%
Alere Inc.(a)	117,612	2,292,258
Boston Scientific Corp.(a)	2,081,074	11,945,365
Bruker Corp.(a)	137,364	1,798,095
C.R. Bard Inc.	121,968	12,763,951
CareFusion Corp.(a)	321,713	9,133,432
Cooper Companies Inc. (The)	68,514	6,471,832
Edwards Lifesciences Corp.(a)	166,109	17,835,123
Henry Schein Inc.(a)(b)	130,048	10,308,905
Hill-Rom Holdings Inc.	89,349	2,596,482
Hologic Inc.(a)	384,281	7,777,847
Hospira Inc.(a)(b)	239,444	7,858,552
IDEXX Laboratories Inc.(a)(b)	79,940	7,942,039
QIAGEN NV(a)(b)	342,955	6,348,097
ResMed Inc.	207,575	8,400,560
Sirona Dental Systems Inc.(a)	80,127	4,564,034
St. Jude Medical Inc.	455,005	19,169,361
TECHNE Corp.	53,083	3,818,791
Teleflex Inc.	59,319	4,083,520
Thoratec Corp.(a)	85,636	2,963,006

Security	Shares	Value
Varian Medical Systems Inc.(a)(b)	161,475	$9,740,172
Zimmer Holdings Inc.	255,405	17,270,486

		175,081,908

HEALTH CARE – SERVICES – 2.19%
AMERIGROUP Corp.(a)	70,321	6,429,449
Brookdale Senior Living Inc.(a)(b)	142,314	3,304,531
Cigna Corp.	417,980	19,716,117
Community Health Systems Inc.(a)	131,087	3,819,875
Covance Inc.(a)(b)	79,782	3,725,021
Coventry Health Care Inc.	194,503	8,108,830
DaVita Inc.(a)	136,522	14,145,044
HCA Holdings Inc.	238,836	7,941,297
Health Management Associates Inc. Class A(a)(b)	374,625	3,143,104
Health Net Inc.(a)	119,911	2,699,197
Humana Inc.	236,579	16,596,017
Laboratory Corp. of America Holdings(a)(b)	140,717	13,012,101
LifePoint Hospitals Inc.(a)	71,188	3,045,423
MEDNAX Inc.(a)(b)	71,265	5,305,679
Quest Diagnostics Inc.	230,404	14,614,526
Tenet Healthcare Corp.(a)	603,074	3,781,274
Universal Health Services Inc. Class B	130,737	5,978,603

		135,366,088

HOLDING COMPANIES – DIVERSIFIED – 0.29%
American Capital Ltd.(a)	485,785	5,508,802
Ares Capital Corp.	360,482	6,178,661
Leucadia National Corp.	287,278	6,535,575

		18,223,038

HOME BUILDERS – 0.64%
D.R. Horton Inc.	403,569	8,329,664
Lennar Corp. Class A	235,093	8,174,184
NVR Inc.(a)	7,396	6,245,922
PulteGroup Inc.(a)	495,475	7,679,863
Thor Industries Inc.	61,903	2,248,317
Toll Brothers Inc.(a)(b)	209,189	6,951,350

		39,629,300

HOME FURNISHINGS – 0.27%
Harman International Industries Inc.	101,689	4,693,964
Tempur-Pedic International Inc.(a)	86,541	2,586,711
Whirlpool Corp.	112,184	9,301,175

		16,581,850

HOUSEHOLD PRODUCTS & WARES – 0.69%
Avery Dennison Corp.	151,629	4,824,835
Church & Dwight Co. Inc.	202,272	10,920,665
Clorox Co. (The)	188,824	13,604,769
Jarden Corp.	116,397	6,150,418
Scotts Miracle-Gro Co. (The) Class A	60,548	2,632,022
Tupperware Brands Corp.	80,509	4,314,477

		42,447,186

HOUSEWARES – 0.19%
Newell Rubbermaid Inc.	420,790	8,032,881

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Toro Co. (The)	86,147	$3,426,928

		11,459,809

INSURANCE – 4.14%
Alleghany Corp.(a)	24,658	8,505,530
Allied World Assurance Co. Holdings Ltd.	52,318	4,041,565
American Financial Group Inc.	123,814	4,692,551
American National Insurance Co.	10,173	730,727
Aon PLC	472,741	24,719,627
Arch Capital Group Ltd.(a)	196,519	8,190,912
Arthur J. Gallagher & Co.	172,517	6,179,559
Aspen Insurance Holdings Ltd.	104,229	3,177,942
Assurant Inc.	117,840	4,395,432
Assured Guaranty Ltd.	249,047	3,392,020
Axis Capital Holdings Ltd.	159,715	5,577,248
Brown & Brown Inc.	167,510	4,366,986
Cincinnati Financial Corp.	211,772	8,024,041
CNA Financial Corp.	37,000	991,600
Endurance Specialty Holdings Ltd.	62,512	2,406,712
Erie Indemnity Co. Class A	37,192	2,390,330
Everest Re Group Ltd.	76,898	8,225,010
Fidelity National Financial Inc. Class A	324,294	6,936,649
Genworth Financial Inc. Class A(a)	708,503	3,705,471
Hanover Insurance Group Inc. (The)	64,880	2,417,429
Hartford Financial Services Group Inc. (The)	638,107	12,404,800
HCC Insurance Holdings Inc.	148,008	5,015,991
Kemper Corp.	72,197	2,217,170
Lincoln National Corp.	413,866	10,011,418
Markel Corp.(a)	14,064	6,448,203
MBIA Inc.(a)(b)	204,026	2,066,783
Mercury General Corp.	37,804	1,461,125
Old Republic International Corp.	373,149	3,470,286
PartnerRe Ltd.	93,770	6,965,236
Principal Financial Group Inc.	436,944	11,771,271
ProAssurance Corp.	44,497	4,024,309
Progressive Corp. (The)	885,949	18,374,582
Protective Life Corp.	116,577	3,055,483
Reinsurance Group of America Inc.	107,287	6,208,699
RenaissanceRe Holdings Ltd.	75,434	5,811,435
StanCorp Financial Group Inc.	64,990	2,030,288
Torchmark Corp.	142,951	7,340,534
Unum Group	414,811	7,972,667
Validus Holdings Ltd.(b)	134,683	4,567,100
W.R. Berkley Corp.	161,490	6,054,260
White Mountains Insurance Group Ltd.	8,679	4,455,278
XL Group PLC	451,510	10,849,785

		255,644,044

INTERNET – 2.15%
AOL Inc.(a)	134,378	4,734,137
Equinix Inc.(a)(b)	69,725	14,366,836
Expedia Inc.	127,312	7,363,726
F5 Networks Inc.(a)	114,686	12,007,624
Groupon Inc.(a)	64,796	308,429
HomeAway Inc.(a)	48,211	1,130,548
IAC/InterActiveCorp	114,141	5,942,180
Liberty Interactive Corp. Series A(a)	810,414	14,992,659
Liberty Ventures Series A(a)	40,513	2,011,065
LinkedIn Corp. Class A(a)(b)	89,959	10,831,064
Netflix Inc.(a)(b)	81,178	4,419,330
Pandora Media Inc.(a)(b)	151,849	1,662,747
Rackspace Hosting Inc.(a)(b)	157,980	10,440,898

Security	Shares	Value
Splunk Inc.(a)(b)	21,313	$782,613
Symantec Corp.(a)	1,044,961	18,809,298
TIBCO Software Inc.(a)	239,772	7,248,308
TripAdvisor Inc.(a)(b)	125,978	4,148,456
VeriSign Inc.(a)	228,684	11,134,624
Zynga Inc. Class A(a)(b)	190,065	539,785

		132,874,327

IRON & STEEL – 0.80%
Allegheny Technologies Inc.	156,528	4,993,243
Carpenter Technology Corp.	63,901	3,343,300
Cliffs Natural Resources Inc.	206,549	8,082,262
Commercial Metals Co.	169,968	2,243,578
Nucor Corp.	459,444	17,578,328
Reliance Steel & Aluminum Co.	109,689	5,742,219
Steel Dynamics Inc.	315,210	3,539,808
United States Steel Corp.(b)	210,629	4,016,695

		49,539,433

LEISURE TIME – 0.46%
Harley-Davidson Inc.	335,589	14,218,906
Polaris Industries Inc.	94,014	7,602,912
Royal Caribbean Cruises Ltd.	219,128	6,619,857

		28,441,675

LODGING – 1.06%
Choice Hotels International Inc.	38,546	1,233,087
Hyatt Hotels Corp. Class A(a)	65,068	2,612,480
Marriott International Inc. Class A	369,090	14,431,419
MGM Resorts International(a)	575,323	6,184,722
Starwood Hotels & Resorts Worldwide Inc.	286,490	16,604,961
Wyndham Worldwide Corp.	212,484	11,151,160
Wynn Resorts Ltd.	115,700	13,356,408

		65,574,237

MACHINERY – 1.64%
AGCO Corp.(a)	140,780	6,684,234
Babcock & Wilcox Co. (The)(a)	173,688	4,423,833
CNH Global NV(a)	40,359	1,564,719
Flowserve Corp.(b)	74,310	9,492,360
Gardner Denver Inc.	72,088	4,354,836
Graco Inc.	87,036	4,376,170
IDEX Corp.	122,804	5,129,523
Joy Global Inc.	153,552	8,608,125
Manitowoc Co. Inc. (The)	194,455	2,594,030
Nordson Corp.	93,261	5,466,960
Rockwell Automation Inc.	207,307	14,418,202
Roper Industries Inc.	141,239	15,520,754
Terex Corp.(a)	158,936	3,588,775
Wabtec Corp.	70,218	5,637,803
Xylem Inc.	269,627	6,781,119
Zebra Technologies Corp. Class A(a)	75,821	2,846,320

		101,487,763

MANUFACTURING – 2.79%
AptarGroup Inc.	97,219	5,027,194
Carlisle Companies Inc.	90,916	4,720,359
Colfax Corp.(a)(b)	64,450	2,363,381
Cooper Industries PLC	230,623	17,310,562

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Crane Co.	70,464	$2,813,627
Donaldson Co. Inc.	216,229	7,505,309
Dover Corp.	266,702	15,866,102
Eaton Corp.	489,529	23,135,141
Harsco Corp.	116,062	2,382,753
Ingersoll-Rand PLC	433,030	19,408,405
ITT Corp.	132,952	2,678,983
Leggett & Platt Inc.(b)	205,133	5,138,582
Pall Corp.	167,973	10,664,606
Parker Hannifin Corp.	218,938	18,298,838
Pentair Inc.	304,601	13,557,790
Polypore International Inc.(a)(b)	67,984	2,403,234
SPX Corp.	74,082	4,845,704
Textron Inc.	405,960	10,623,973
Trinity Industries Inc.	115,570	3,463,633

		172,208,176

MEDIA – 2.45%
AMC Networks Inc. Class A(a)	83,356	3,627,653
Cablevision NY Group Class A	294,531	4,668,316
Charter Communications Inc. Class A(a)	71,144	5,340,780
Discovery Communications Inc. Series A(a)	369,628	22,040,918
DISH Network Corp. Class A	296,005	9,060,713
FactSet Research Systems Inc.	65,399	6,305,772
Gannett Co. Inc.	339,097	6,018,972
John Wiley & Sons Inc. Class A	67,570	3,104,842
Liberty Global Inc. Series A(a)	380,239	23,099,519
Liberty Media Corp. Series A(a)	157,502	16,406,983
McGraw-Hill Companies Inc. (The)	405,511	22,136,845
Nielsen Holdings NV(a)	176,264	5,284,395
Scripps Networks Interactive Inc. Class A	123,489	7,561,231
Sirius XM Radio Inc.(a)(b)	5,530,310	14,378,806
Washington Post Co. (The) Class B	6,102	2,215,209

		151,250,954

METAL FABRICATE & HARDWARE – 0.15%
Timken Co. (The)	127,366	4,732,921
Valmont Industries Inc.	33,882	4,455,483

		9,188,404

MINING – 0.72%
Alcoa Inc.	1,546,792	13,689,109
Allied Nevada Gold Corp.(a)(b)	129,766	5,068,660
Compass Minerals International Inc.	47,595	3,550,111
Molycorp Inc.(a)(b)	105,605	1,214,457
Royal Gold Inc.	85,443	8,532,338
Tahoe Resources Inc.(a)	115,822	2,358,136
Titanium Metals Corp.	115,811	1,485,855
Vulcan Materials Co.	187,709	8,878,636

		44,777,302

OFFICE & BUSINESS EQUIPMENT – 0.29%
Pitney Bowes Inc.(b)	244,518	3,379,239
Xerox Corp.	1,953,901	14,341,633

		17,720,872

OIL & GAS – 5.74%
Atwood Oceanics Inc.(a)(b)	82,071	3,730,127
Cabot Oil & Gas Corp.	304,793	13,685,206

Security	Shares	Value
Cheniere Energy Inc.(a)	310,216	$4,823,859
Chesapeake Energy Corp.	959,934	18,113,955
Cimarex Energy Co.	124,593	7,294,920
Cobalt International Energy Inc.(a)	266,320	5,930,946
Concho Resources Inc.(a)	151,185	14,324,779
Continental Resources Inc.(a)	60,827	4,677,596
Denbury Resources Inc.(a)	566,357	9,152,329
Diamond Offshore Drilling Inc.	100,084	6,586,528
Energen Corp.	105,187	5,512,851
EQT Corp.	190,098	11,215,782
EXCO Resources Inc.	179,379	1,436,826
Helmerich & Payne Inc.	139,590	6,645,880
HollyFrontier Corp.	300,229	12,390,451
Kosmos Energy Ltd.(a)	98,832	1,125,696
Laredo Petroleum Holdings Inc.(a)(b)	29,473	647,816
Marathon Petroleum Corp.	493,531	26,941,857
Murphy Oil Corp.	281,895	15,134,943
Nabors Industries Ltd.(a)	422,902	5,933,315
Newfield Exploration Co.(a)	196,328	6,148,993
Noble Energy Inc.	257,701	23,891,460
Patterson-UTI Energy Inc.	224,646	3,558,393
Pioneer Natural Resources Co.	178,472	18,632,477
Plains Exploration & Production Co.(a)	187,204	7,014,534
QEP Resources Inc.	258,975	8,199,148
Range Resources Corp.	235,307	16,440,900
Rowan Companies PLC(a)	180,713	6,102,678
SandRidge Energy Inc.(a)(b)	709,444	4,944,825
SM Energy Co.	92,522	5,006,365
Southwestern Energy Co.(a)	506,140	17,603,549
Sunoco Inc.	151,872	7,112,166
Tesoro Corp.	202,294	8,476,119
Ultra Petroleum Corp.(a)(b)	223,053	4,902,705
Unit Corp.(a)	70,966	2,945,089
Valero Energy Corp.	801,549	25,393,072
Whiting Petroleum Corp.(a)	170,865	8,095,584
WPX Energy Inc.(a)(b)	287,816	4,774,867

		354,548,586

OIL & GAS SERVICES – 1.09%
Cameron International Corp.(a)	357,234	20,030,110
CARBO Ceramics Inc.(b)	28,223	1,775,791
Dresser-Rand Group Inc.(a)	110,375	6,082,766
FMC Technologies Inc.(a)	347,133	16,072,258
Oceaneering International Inc.	157,140	8,681,985
Oil States International Inc.(a)	79,550	6,321,043
RPC Inc.(b)	86,366	1,026,892
SEACOR Holdings Inc.(a)	30,416	2,535,478
Superior Energy Services Inc.(a)	228,580	4,690,462

		67,216,785

PACKAGING & CONTAINERS – 0.86%
Ball Corp.	226,985	9,603,735
Bemis Co. Inc.	150,884	4,748,320
Crown Holdings Inc.(a)	216,047	7,939,727
Greif Inc. Class A	45,265	1,999,808
Owens-Illinois Inc.(a)	236,315	4,433,269
Packaging Corp. of America	141,227	5,126,540
Rock-Tenn Co. Class A	102,313	7,384,952
Sealed Air Corp.	279,836	4,326,265
Silgan Holdings Inc.	70,629	3,073,068
Sonoco Products Co.	147,288	4,564,455

		53,200,139

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
PHARMACEUTICALS – 2.78%
AmerisourceBergen Corp.	367,196	$14,214,157
BioMarin Pharmaceutical Inc.(a)	176,644	7,113,454
Catamaran Corp.(a)	148,360	14,534,829
DENTSPLY International Inc.(b)	205,773	7,848,182
Endo Health Solutions Inc.(a)	171,054	5,425,833
Forest Laboratories Inc.(a)	385,956	13,743,893
Herbalife Ltd.(b)	169,332	8,026,337
Mead Johnson Nutrition Co. Class A	295,533	21,656,658
Medivation Inc.(a)	105,030	5,919,491
Mylan Inc.(a)	589,845	14,392,218
Omnicare Inc.	164,864	5,600,430
Onyx Pharmaceuticals Inc.(a)(b)	92,761	7,838,304
Patterson Companies Inc.	136,353	4,668,727
Perrigo Co.	135,387	15,727,908
Salix Pharmaceuticals Ltd.(a)(b)	84,161	3,563,377
VCA Antech Inc.(a)	127,783	2,521,158
Warner Chilcott PLC Class A	245,458	3,313,683
Watson Pharmaceuticals Inc.(a)	185,011	15,755,537

		171,864,176

PIPELINES – 0.24%
ONEOK Inc.	302,072	14,593,098

		14,593,098

REAL ESTATE – 0.38%
Alexander & Baldwin Inc.(a)	62,078	1,833,163
CBRE Group Inc. Class A(a)	478,203	8,803,717
Forest City Enterprises Inc. Class A(a)	206,715	3,276,433
Howard Hughes Corp. (The)(a)	40,136	2,851,663
Jones Lang LaSalle Inc.	63,472	4,846,087
St. Joe Co. (The)(a)(b)	95,028	1,853,046

		23,464,109

REAL ESTATE INVESTMENT TRUSTS – 8.20%
Alexandria Real Estate Equities Inc.	90,278	6,637,239
American Campus Communities Inc.	132,732	5,824,280
American Capital Agency Corp.	496,791	17,184,001
Annaly Capital Management Inc.(b)	1,412,869	23,792,714
Apartment Investment and Management Co. Class A	207,709	5,398,357
AvalonBay Communities Inc.	138,165	18,789,058
BioMed Realty Trust Inc.	223,762	4,188,825
Boston Properties Inc.	216,930	23,994,627
Brandywine Realty Trust	205,232	2,501,778
BRE Properties Inc. Class A	110,998	5,204,696
Camden Property Trust	116,401	7,506,700
CBL & Associates Properties Inc.(b)	215,686	4,602,739
Chimera Investment Corp.	1,480,913	4,013,274
CommonWealth REIT	122,611	1,785,216
Corporate Office Properties Trust	103,900	2,490,483
DDR Corp.(b)	345,227	5,302,687
Digital Realty Trust Inc.	177,303	12,384,615
Douglas Emmett Inc.(b)	204,184	4,710,525
Duke Realty Corp.(b)	388,407	5,709,583
Equity Lifestyle Properties, Inc.	59,966	4,084,884
Essex Property Trust Inc.	51,073	7,571,062
Extra Space Storage Inc.	150,609	5,007,749
Federal Realty Investment Trust	92,852	9,777,316
General Growth Properties Inc.	766,605	14,933,465
Hatteras Financial Corp.	141,918	4,000,668

Security	Shares	Value
HCP Inc.	609,460	$27,108,781
Health Care REIT Inc.(b)	375,471	21,683,450
Home Properties Inc.	70,583	4,324,620
Hospitality Properties Trust	181,100	4,306,558
Host Hotels & Resorts Inc.(b)	1,042,658	16,734,661
Kilroy Realty Corp.	108,537	4,860,287
Kimco Realty Corp.(b)	592,393	12,007,806
Liberty Property Trust	150,998	5,472,168
Macerich Co. (The)(b)	192,999	11,045,333
Mack-Cali Realty Corp.	126,445	3,363,437
MFA Financial Inc.	517,940	4,402,490
Mid-America Apartment Communities Inc.	59,429	3,881,308
National Retail Properties Inc.(b)	155,201	4,733,630
Piedmont Office Realty Trust Inc. Class A	253,084	4,388,477
Plum Creek Timber Co. Inc.(b)	233,985	10,257,902
Post Properties Inc.	78,632	3,771,191
Prologis Inc.	667,339	23,376,885
Rayonier Inc.	177,505	8,699,520
Realty Income Corp.(b)	193,411	7,908,576
Regency Centers Corp.	130,874	6,377,490
Retail Properties of America Inc. Class A	126,795	1,435,319
Senior Housing Properties Trust	255,445	5,563,592
SL Green Realty Corp.	129,918	10,402,534
Tanger Factory Outlet Centers Inc.	134,394	4,344,958
Taubman Centers Inc.	83,560	6,411,559
UDR Inc.	359,554	8,924,130
Ventas Inc.	419,918	26,139,895
Vornado Realty Trust	268,773	21,784,052
Weingarten Realty Investors(b)	177,232	4,981,992
Weyerhaeuser Co.	779,235	20,369,203

		506,458,345

RETAIL – 6.97%
Abercrombie & Fitch Co. Class A	122,214	4,145,499
Advance Auto Parts Inc.	106,666	7,300,221
American Eagle Outfitters Inc.	285,438	6,017,033
Ascena Retail Group Inc.(a)	178,877	3,836,912
AutoNation Inc.(a)(b)	51,405	2,244,856
AutoZone Inc.(a)	55,175	20,396,542
Bed Bath & Beyond Inc.(a)	336,579	21,204,477
Best Buy Co. Inc.	390,389	6,710,787
Big Lots Inc.(a)(b)	86,341	2,553,967
Brinker International Inc.	108,519	3,830,721
CarMax Inc.(a)	330,629	9,356,801
Chico’s FAS Inc.	245,585	4,447,544
Chipotle Mexican Grill Inc.(a)(b)	45,971	14,597,631
Copart Inc.(a)	146,741	4,069,128
Darden Restaurants Inc.	186,336	10,388,232
Dick’s Sporting Goods Inc.	135,038	7,001,720
Dillard’s Inc. Class A	42,405	3,066,730
Dollar General Corp.(a)	267,818	13,803,340
Dollar Tree Inc.(a)	336,086	16,224,552
DSW Inc. Class A	48,154	3,212,835
Dunkin’ Brands Group Inc.	103,484	3,021,215
Family Dollar Stores Inc.	139,938	9,277,889
Foot Locker Inc.	220,606	7,831,513
GameStop Corp. Class A(b)	180,921	3,799,341
Gap Inc. (The)	440,329	15,754,972
GNC Holdings Inc. Class A	100,129	3,902,027
Guess? Inc.	88,869	2,259,050
J.C. Penney Co. Inc.(b)	232,915	5,657,505
Kohl’s Corp.	352,573	18,058,789
Limited Brands Inc.	350,260	17,253,808

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
Macy’s Inc.	600,955	$22,607,927
MSC Industrial Direct Co. Inc. Class A	66,133	4,461,332
Nordstrom Inc.	228,726	12,621,101
Nu Skin Enterprises Inc. Class A	77,971	3,027,614
O’Reilly Automotive Inc.(a)(b)	172,771	14,447,111
Panera Bread Co. Class A(a)(b)	41,214	7,043,061
PetSmart Inc.	156,509	10,795,991
PVH Corp.	102,496	9,605,925
Ross Stores Inc.	327,960	21,186,216
Sally Beauty Holdings Inc.(a)	224,037	5,621,088
Sears Holdings Corp.(a)(b)	52,111	2,891,639
Signet Jewelers Ltd.	124,073	6,049,800
Staples Inc.	1,001,550	11,537,856
Tiffany & Co.	183,538	11,357,331
Tractor Supply Co.	104,425	10,326,588
Ulta Salon, Cosmetics & Fragrance Inc.	91,631	8,824,523
Urban Outfitters Inc.(a)	153,622	5,770,042
Wendy’s Co. (The)	404,345	1,839,770
Williams-Sonoma Inc.	127,589	5,610,088
World Fuel Services Corp.	104,447	3,719,358

		430,569,998

SAVINGS & LOANS – 0.54%
BankUnited Inc.	51,923	1,277,825
Capitol Federal Financial Inc.	236,154	2,824,402
First Niagara Financial Group Inc.	507,540	4,105,999
Hudson City Bancorp Inc.	764,900	6,088,604
New York Community Bancorp Inc.	636,733	9,016,139
People’s United Financial Inc.	518,125	6,290,038
TFS Financial Corp.(a)	117,232	1,063,294
Washington Federal Inc.	153,943	2,567,769

		33,234,070

SEMICONDUCTORS – 3.23%
Advanced Micro Devices Inc.(a)(b)	910,345	3,067,863
Altera Corp.	467,579	15,890,672
Analog Devices Inc.	432,397	16,945,638
Applied Materials Inc.	1,855,368	20,715,184
Atmel Corp.(a)	638,771	3,359,936
Avago Technologies Ltd.	353,384	12,320,733
Cree Inc.(a)(b)	168,848	4,310,689
Cypress Semiconductor Corp.(a)	219,277	2,350,649
Fairchild Semiconductor International Inc.(a)	183,306	2,404,975
Freescale Semiconductor Ltd.(a)(b)	71,046	675,647
KLA-Tencor Corp.	243,424	11,612,542
Lam Research Corp.(a)	264,927	8,420,705
Linear Technology Corp.	333,106	10,609,426
LSI Corp.(a)	830,487	5,738,665
Marvell Technology Group Ltd.	681,966	6,239,989
Maxim Integrated Products Inc.	425,514	11,327,183
Microchip Technology Inc.	280,455	9,182,097
Micron Technology Inc.(a)	1,440,268	8,620,004
NVIDIA Corp.(a)	896,933	11,965,086
ON Semiconductor Corp.(a)	658,515	4,063,038
PMC-Sierra Inc.(a)	302,914	1,708,435
Rovi Corp.(a)	159,663	2,316,710
Silicon Laboratories Inc.(a)(b)	62,794	2,308,307
Skyworks Solutions Inc.(a)	275,278	6,486,926
Teradyne Inc.(a)(b)	273,687	3,891,829
Xilinx Inc.	383,587	12,815,642

		199,348,570

Security	Shares	Value
SHIPBUILDING – 0.05%
Huntington Ingalls Industries Inc.(a)	72,154	$3,034,076

		3,034,076

SOFTWARE – 3.82%
Activision Blizzard Inc.	615,003	6,937,234
Akamai Technologies Inc.(a)	260,069	9,950,240
Allscripts Healthcare Solutions Inc.(a)	249,043	3,095,604
ANSYS Inc.(a)(b)	135,109	9,917,001
Ariba Inc.(a)	142,642	6,390,362
Autodesk Inc.(a)	336,534	11,230,139
BMC Software Inc.(a)	233,333	9,680,986
Broadridge Financial Solutions Inc.	183,055	4,270,673
CA Inc.	515,192	13,273,922
Cerner Corp.(a)	209,986	16,255,016
Citrix Systems Inc.(a)	269,933	20,668,770
Compuware Corp.(a)	313,560	3,107,380
Concur Technologies Inc.(a)(b)	66,052	4,870,014
Dun & Bradstreet Corp. (The)	65,248	5,195,046
Electronic Arts Inc.(a)	463,461	5,881,320
Fidelity National Information Services Inc.	364,809	11,389,337
Fiserv Inc.(a)	198,158	14,669,637
Informatica Corp.(a)	156,590	5,450,898
Intuit Inc.	425,278	25,040,369
MSCI Inc. Class A(a)	177,026	6,335,760
NetSuite Inc.(a)(b)	45,870	2,926,506
Nuance Communications Inc.(a)(b)	350,890	8,733,652
Red Hat Inc.(a)	279,721	15,927,314
ServiceNow Inc.(a)	21,108	816,457
SolarWinds Inc.(a)	89,472	4,987,169
Solera Holdings Inc.	100,034	4,388,492
VeriFone Systems Inc.(a)	155,946	4,343,096

		235,732,394

TELECOMMUNICATIONS – 2.59%
Acme Packet Inc.(a)	86,666	1,481,989
Amdocs Ltd.	245,039	8,083,837
Clearwire Corp. Class A(a)(b)	532,344	718,664
Crown Castle International Corp.(a)	424,406	27,204,425
EchoStar Corp. Class A(a)	55,622	1,594,127
Frontier Communications Corp.(b)	1,455,246	7,130,705
Harris Corp.	165,343	8,468,869
IPG Photonics Corp.(a)(b)	46,870	2,685,651
JDS Uniphase Corp.(a)	336,345	4,165,633
Juniper Networks Inc.(a)	767,462	13,131,275
Level 3 Communications Inc.(a)(b)	234,700	5,391,059
MetroPCS Communications Inc.(a)	437,856	5,127,294
NeuStar Inc. Class A(a)	96,283	3,854,209
NII Holdings Inc.(a)(b)	247,331	1,941,548
Palo Alto Networks Inc.(a)	10,335	636,326
Polycom Inc.(a)	260,499	2,571,125
SBA Communications Corp. Class A(a)(b)	175,447	11,035,616
Sprint Nextel Corp.(a)	4,349,835	24,011,089
Telephone & Data Systems Inc.	136,749	3,502,142
tw telecom inc.(a)	219,489	5,722,078
United States Cellular Corp.(a)(b)	18,934	740,887
Virgin Media Inc.	402,185	11,840,326
Windstream Corp.	857,047	8,664,745

		159,703,619

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2012

Security	Shares	Value
TEXTILES – 0.21%
Cintas Corp.	160,031	$6,633,285
Mohawk Industries Inc.(a)	82,983	6,640,300

		13,273,585

TOYS, GAMES & HOBBIES – 0.39%
Hasbro Inc.	168,067	6,415,118
Mattel Inc.	493,642	17,514,418

		23,929,536

TRANSPORTATION – 1.10%
C.H. Robinson Worldwide Inc.	236,255	13,832,730
Con-way Inc.	80,339	2,198,878
Expeditors International of Washington Inc.	309,311	11,246,548
Golar LNG Ltd.	63,708	2,458,492
J.B. Hunt Transport Services Inc.	130,421	6,787,109
Kansas City Southern Industries Inc.	160,136	12,135,106
Kirby Corp.(a)(b)	81,576	4,509,521
Landstar System Inc.	67,560	3,194,237
Matson Inc.	63,225	1,322,035
Ryder System Inc.	73,794	2,882,393
Teekay Corp.	52,439	1,636,097
Tidewater Inc.	73,826	3,582,776
UTi Worldwide Inc.	151,787	2,044,571

		67,830,493

TRUCKING & LEASING – 0.05%
GATX Corp.	68,442	2,904,678

		2,904,678

WATER – 0.23%
American Water Works Co. Inc.	255,208	9,458,009
Aqua America Inc.	203,003	5,026,354

		14,484,363

TOTAL COMMON STOCKS
(Cost: $5,648,689,667)		6,168,830,873

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	13,241	179,283

		179,283

TOTAL RIGHTS
(Cost: $87,981)		179,283

SHORT-TERM INVESTMENTS – 6.79%

MONEY MARKET FUNDS – 6.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	385,546,694	385,546,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	27,150,160	27,150,160

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%(c)(d)	6,468,705	$6,468,705

		419,165,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $419,165,559)		419,165,559

TOTAL INVESTMENTS IN SECURITIES – 106.64%
(Cost: $6,067,943,207)		6,588,175,715

Other Assets, Less Liabilities – (6.64)%		(410,095,946)

NET ASSETS – 100.00%		$6,178,079,769

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.85%
Clear Channel Outdoor Holdings Inc. Class A(a)	39,204	$234,440
Interpublic Group of Companies Inc. (The)	44,529	495,163
Lamar Advertising Co. Class A(a)	109,038	4,040,948
Omnicom Group Inc.	448,861	23,143,273

		27,913,824

AEROSPACE & DEFENSE – 1.04%
BE Aerospace Inc.(a)	161,205	6,786,730
Rockwell Collins Inc.	238,951	12,817,332
Spirit AeroSystems Holdings Inc. Class A(a)	45,109	1,001,871
TransDigm Group Inc.(a)	84,253	11,952,973
Triumph Group Inc.	28,109	1,757,656

		34,316,562

AGRICULTURE – 0.76%
Lorillard Inc.	214,919	25,027,317

		25,027,317

AIRLINES – 0.75%
Copa Holdings SA Class A	43,896	3,567,428
Delta Air Lines Inc.(a)	893,035	8,180,201
Southwest Airlines Co.	245,597	2,153,886
United Continental Holdings Inc.(a)(b)	547,869	10,683,445

		24,584,960

APPAREL – 1.93%
Carter’s Inc.(a)	79,985	4,306,392
Deckers Outdoor Corp.(a)(b)	39,137	1,433,980
Hanesbrands Inc.(a)(b)	160,933	5,130,544
Michael Kors Holdings Ltd.(a)(b)	139,669	7,427,597
Ralph Lauren Corp.	101,486	15,347,728
Under Armour Inc. Class A(a)(b)	127,862	7,138,536
VF Corp.	144,314	22,997,879

		63,782,656

AUTO MANUFACTURERS – 0.26%
PACCAR Inc.	132,926	5,320,363
Tesla Motors Inc.(a)(b)	107,318	3,142,271

		8,462,634

AUTO PARTS & EQUIPMENT – 1.26%
Allison Transmission Holdings Inc.(b)	42,041	845,865
BorgWarner Inc.(a)	188,765	13,045,549
Delphi Automotive PLC(a)	540,472	16,754,632
Goodyear Tire & Rubber Co. (The)(a)	404,033	4,925,162
Visteon Corp.(a)	5,289	235,149
WABCO Holdings Inc.(a)	98,744	5,694,567

		41,500,924

Security	Shares	Value
BANKS – 0.03%
Signature Bank(a)	13,455	$902,561

		902,561

BEVERAGES – 1.46%
Brown-Forman Corp. Class B NVS	215,256	14,045,454
Coca-Cola Enterprises Inc.	36,091	1,128,565
Dr Pepper Snapple Group Inc.	348,723	15,528,635
Green Mountain Coffee Roasters Inc.(a)(b)	191,657	4,551,854
Monster Beverage Corp.(a)	237,249	12,849,406

		48,103,914

BIOTECHNOLOGY – 3.22%
Alexion Pharmaceuticals Inc.(a)	316,464	36,203,481
ARIAD Pharmaceuticals Inc.(a)(b)	273,377	6,622,558
Charles River Laboratories International Inc.(a)	50,826	2,012,710
Illumina Inc.(a)	203,093	9,789,083
Incyte Corp.(a)(b)	159,538	2,879,661
Life Technologies Corp.(a)	28,036	1,370,400
Myriad Genetics Inc.(a)	139,218	3,757,494
Regeneron Pharmaceuticals Inc.(a)	127,156	19,411,635
United Therapeutics Corp.(a)(b)	83,413	4,661,118
Vertex Pharmaceuticals Inc.(a)	347,531	19,444,359

		106,152,499

BUILDING MATERIALS – 0.57%
Armstrong World Industries Inc.	35,234	1,633,801
Fortune Brands Home & Security Inc.(a)	44,155	1,192,626
Lennox International Inc.	83,880	4,056,437
Martin Marietta Materials Inc.	38,234	3,168,452
Masco Corp.	587,811	8,846,555

		18,897,871

CHEMICALS – 4.54%
Airgas Inc.	112,894	9,291,176
Albemarle Corp.	82,549	4,348,681
Celanese Corp. Series A	258,101	9,784,609
CF Industries Holdings Inc.	23,936	5,319,537
Eastman Chemical Co.	206,407	11,767,263
FMC Corp.	225,913	12,511,062
International Flavors & Fragrances Inc.	133,440	7,950,355
Intrepid Potash Inc.(a)(b)	42,247	907,466
NewMarket Corp.	14,350	3,536,988
PPG Industries Inc.	250,819	28,804,054
Rockwood Holdings Inc.	33,891	1,579,321
RPM International Inc.	84,294	2,405,751
Sherwin-Williams Co. (The)	142,998	21,293,832
Sigma-Aldrich Corp.	199,038	14,324,765
Valspar Corp. (The)	153,162	8,592,388
W.R. Grace & Co.(a)	112,314	6,635,511
Westlake Chemical Corp.	7,592	554,671

		149,607,430

COMMERCIAL SERVICES – 4.82%
Aaron’s Inc.	94,900	2,639,169
Alliance Data Systems Corp.(a)(b)	83,029	11,785,967
Apollo Group Inc. Class A(a)(b)	158,626	4,608,085
Equifax Inc.	178,197	8,300,416

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
FleetCor Technologies Inc.(a)	79,925	$3,580,640
Gartner Inc.(a)	153,546	7,076,935
Genpact Ltd.	166,847	2,783,008
Global Payments Inc.	128,931	5,393,184
H&R Block Inc.	284,177	4,924,787
Hertz Global Holdings Inc.(a)	232,780	3,196,069
Iron Mountain Inc.	232,049	7,915,191
ITT Educational Services Inc.(a)(b)	39,503	1,273,182
Lender Processing Services Inc.	139,512	3,890,990
Moody’s Corp.	323,157	14,273,845
Morningstar Inc.	39,837	2,495,390
Paychex Inc.	497,340	16,556,449
Robert Half International Inc.	235,440	6,269,767
Rollins Inc.	105,074	2,457,681
SAIC Inc.	166,225	2,001,349
SEI Investments Co.	226,521	4,858,875
Total System Services Inc.	229,245	5,433,106
United Rentals Inc.(a)(b)	154,681	5,059,616
Vantiv Inc. Class A(a)(b)	65,584	1,413,335
Verisk Analytics Inc. Class A(a)	209,257	9,962,726
Weight Watchers International Inc.	43,852	2,315,386
Western Union Co.	1,009,247	18,388,480

		158,853,628

COMPUTERS – 2.67%
Cadence Design Systems Inc.(a)(b)	452,738	5,824,474
Diebold Inc.	7,835	264,118
DST Systems Inc.	8,610	486,982
Fortinet Inc.(a)	215,318	5,197,776
Fusion-io Inc.(a)(b)	111,375	3,371,321
IHS Inc. Class A(a)	83,143	8,093,971
Jack Henry & Associates Inc.	144,044	5,459,268
MICROS Systems Inc.(a)	132,293	6,498,232
NCR Corp.(a)	261,448	6,094,353
NetApp Inc.(a)	401,111	13,188,530
Riverbed Technology Inc.(a)(b)	261,484	6,084,733
Synopsys Inc.(a)	17,704	584,586
Teradata Corp.(a)	277,727	20,943,393
Western Digital Corp.	157,145	6,086,226

		88,177,963

COSMETICS & PERSONAL CARE – 0.26%
Avon Products Inc.	547,613	8,734,427

		8,734,427

DISTRIBUTION & WHOLESALE – 2.24%
Fastenal Co.	487,436	20,954,874
Fossil Inc.(a)	89,916	7,615,885
Genuine Parts Co.	256,662	15,664,082
LKQ Corp.(a)	485,641	8,984,358
MRC Global Inc.(a)	22,346	549,488
W.W. Grainger Inc.	96,183	20,041,652

		73,810,339

DIVERSIFIED FINANCIAL SERVICES – 2.26%
Affiliated Managers Group Inc.(a)(b)	63,060	7,756,380
CBOE Holdings Inc.	123,945	3,646,462
Eaton Vance Corp.	190,958	5,530,144
Federated Investors Inc. Class B(b)	125,901	2,604,892
IntercontinentalExchange Inc.(a)	119,765	15,977,849

Security	Shares	Value
Lazard Ltd. Class A(b)	188,538	$5,510,966
LPL Financial Holdings Inc.	72,030	2,055,736
T. Rowe Price Group Inc.	420,082	26,591,190
Waddell & Reed Financial Inc. Class A	142,689	4,675,918

		74,349,537

ELECTRIC – 0.19%
ITC Holdings Corp.	84,639	6,397,016

		6,397,016

ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
AMETEK Inc.	397,126	14,078,117
General Cable Corp.(a)(b)	5,635	165,556
Hubbell Inc. Class B	80,748	6,519,593

		20,763,266

ELECTRONICS – 2.49%
Agilent Technologies Inc.	572,356	22,007,088
Amphenol Corp. Class A	266,729	15,705,004
FLIR Systems Inc.	205,320	4,101,267
Garmin Ltd.(b)	12,824	535,274
Gentex Corp.	238,541	4,057,582
Jabil Circuit Inc.	55,681	1,042,348
Mettler-Toledo International Inc.(a)	51,735	8,833,234
National Instruments Corp.	154,277	3,883,152
Trimble Navigation Ltd.(a)	206,489	9,841,266
Waters Corp.(a)(b)	146,485	12,206,595

		82,212,810

ENGINEERING & CONSTRUCTION – 0.47%
Chicago Bridge & Iron Co. NV	98,875	3,766,149
Fluor Corp.	208,309	11,723,630

		15,489,779

ENTERTAINMENT – 0.42%
Bally Technologies Inc.(a)(b)	70,684	3,491,083
Cinemark Holdings Inc.	189,720	4,255,420
Dolby Laboratories Inc. Class A(a)(b)	48,040	1,573,310
International Game Technology	243,909	3,192,769
Madison Square Garden Inc. Class A(a)	5,571	224,344
Penn National Gaming Inc.(a)	8,430	363,333
Regal Entertainment Group Class A	47,864	673,446

		13,773,705

ENVIRONMENTAL CONTROL – 0.52%
Clean Harbors Inc.(a)	78,404	3,830,035
Covanta Holding Corp.	13,266	227,645
Stericycle Inc.(a)(b)	140,123	12,683,934
Waste Connections Inc.	12,322	372,740

		17,114,354

FOOD – 3.89%
Campbell Soup Co.	226,019	7,869,982
Dean Foods Co.(a)	259,670	4,245,604
Flowers Foods Inc.	185,432	3,742,018
Fresh Market Inc. (The)(a)(b)	45,235	2,713,195
H.J. Heinz Co.	328,094	18,356,859

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Hershey Co. (The)	247,064	$17,514,367
Hillshire Brands Co.	166,020	4,446,016
Hormel Foods Corp.	125,776	3,677,690
Ingredion Inc.	26,828	1,479,832
Kroger Co. (The)	869,016	20,456,637
McCormick & Co. Inc. NVS	218,364	13,547,303
Safeway Inc.	53,476	860,429
Whole Foods Market Inc.	302,342	29,448,111

		128,358,043

GAS – 0.04%
Questar Corp.	66,806	1,358,166

		1,358,166

HAND & MACHINE TOOLS – 0.21%
Lincoln Electric Holdings Inc.	137,948	5,386,870
Snap-on Inc.	19,282	1,385,797

		6,772,667

HEALTH CARE – PRODUCTS – 3.11%
Bruker Corp.(a)	154,174	2,018,138
C.R. Bard Inc.	138,205	14,463,153
Cooper Companies Inc. (The)	23,352	2,205,830
Edwards Lifesciences Corp.(a)	188,666	20,257,068
Henry Schein Inc.(a)(b)	84,057	6,663,198
IDEXX Laboratories Inc.(a)(b)	90,536	8,994,752
ResMed Inc.(b)	234,903	9,506,524
Sirona Dental Systems Inc.(a)	17,014	969,118
St. Jude Medical Inc.	398,456	16,786,951
TECHNE Corp.	60,873	4,379,204
Thoratec Corp.(a)	96,161	3,327,171
Varian Medical Systems Inc.(a)(b)	183,912	11,093,572
Zimmer Holdings Inc.	29,139	1,970,379

		102,635,058

HEALTH CARE – SERVICES – 1.35%
AMERIGROUP Corp.(a)	56,177	5,136,263
Covance Inc.(a)	5,986	279,486
DaVita Inc.(a)	154,754	16,034,062
HCA Holdings Inc.	176,498	5,868,559
Laboratory Corp. of America Holdings(a)(b)	159,376	14,737,499
Quest Diagnostics Inc.	30,607	1,941,402
Tenet Healthcare Corp.(a)	37,686	236,291
Universal Health Services Inc. Class B	8,801	402,470

		44,636,032

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	77,170	1,755,617

		1,755,617

HOME BUILDERS – 0.22%
D.R. Horton Inc.	32,570	672,245
NVR Inc.(a)	7,449	6,290,680
Thor Industries Inc.	4,762	172,956

		7,135,881

Security	Shares	Value
HOME FURNISHINGS – 0.09%
Tempur-Pedic International Inc.(a)(b)	98,153	$2,933,793

		2,933,793

HOUSEHOLD PRODUCTS & WARES – 0.54%
Church & Dwight Co. Inc.	140,926	7,608,595
Clorox Co. (The)	13,000	936,650
Jarden Corp.	30,319	1,602,056
Scotts Miracle-Gro Co. (The) Class A	61,085	2,655,365
Tupperware Brands Corp.	91,749	4,916,829

		17,719,495

HOUSEWARES – 0.12%
Toro Co. (The)	98,618	3,923,024

		3,923,024

INSURANCE – 0.56%
Allied World Assurance Co. Holdings Ltd.	30,553	2,360,219
Aon PLC	45,769	2,393,261
Arch Capital Group Ltd.(a)	25,537	1,064,382
Arthur J. Gallagher & Co.	195,119	6,989,163
Brown & Brown Inc.	16,666	434,483
Endurance Specialty Holdings Ltd.	7,105	273,542
Erie Indemnity Co. Class A	42,771	2,748,892
Hanover Insurance Group Inc. (The)	34,284	1,277,422
Validus Holdings Ltd.	23,111	783,694

		18,325,058

INTERNET – 3.03%
AOL Inc.(a)	35,689	1,257,323
Equinix Inc.(a)(b)	79,141	16,307,003
Expedia Inc.	90,123	5,212,714
F5 Networks Inc.(a)	130,765	13,691,095
Groupon Inc.(a)	69,627	331,425
HomeAway Inc.(a)	47,854	1,122,176
IAC/InterActiveCorp	19,808	1,031,204
Liberty Interactive Corp. Series A(a)	131,464	2,432,084
Liberty Ventures Series A(a)	6,573	326,284
LinkedIn Corp. Class A(a)	102,070	12,289,228
Netflix Inc.(a)(b)	91,561	4,984,581
Pandora Media Inc.(a)(b)	169,077	1,851,393
Rackspace Hosting Inc.(a)(b)	179,486	11,862,230
Splunk Inc.(a)	24,957	916,421
Symantec Corp.(a)	68,731	1,237,158
TIBCO Software Inc.(a)	271,524	8,208,170
TripAdvisor Inc.(a)(b)	142,878	4,704,973
VeriSign Inc.(a)	239,637	11,667,926
Zynga Inc. Class A(a)(b)	211,571	600,862

		100,034,250

IRON & STEEL – 0.04%
Carpenter Technology Corp.	5,949	311,252
Steel Dynamics Inc.	77,963	875,524

		1,186,776

LEISURE TIME – 0.75%
Harley-Davidson Inc.	381,180	16,150,597
Polaris Industries Inc.	106,460	8,609,420

		24,760,017

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
LODGING – 1.88%
Choice Hotels International Inc.	3,661	$117,115
Marriott International Inc. Class A	385,943	15,090,371
Starwood Hotels & Resorts Worldwide Inc.	325,432	18,862,039
Wyndham Worldwide Corp.	240,317	12,611,836
Wynn Resorts Ltd.	131,299	15,157,157

		61,838,518

MACHINERY – 2.44%
Babcock & Wilcox Co. (The)(a)	195,672	4,983,766
Flowserve Corp.(b)	77,788	9,936,639
Graco Inc.	99,952	5,025,587
IDEX Corp.	26,836	1,120,940
Joy Global Inc.	174,094	9,759,710
Manitowoc Co. Inc. (The)	164,606	2,195,844
Nordson Corp.	98,347	5,765,101
Rockwell Automation Inc.	234,965	16,341,816
Roper Industries Inc.	160,424	17,628,993
Wabtec Corp.	79,339	6,370,128
Xylem Inc.	32,538	818,331
Zebra Technologies Corp. Class A(a)	13,747	516,062

		80,462,917

MANUFACTURING – 2.13%
AptarGroup Inc.	37,016	1,914,097
Carlisle Companies Inc.	8,869	460,478
Colfax Corp.(a)	15,100	553,717
Cooper Industries PLC	180,746	13,566,795
Donaldson Co. Inc.	244,825	8,497,876
Ingersoll-Rand PLC	403,268	18,074,472
ITT Corp.	35,030	705,854
Pall Corp.	191,011	12,127,288
Parker Hannifin Corp.	111,771	9,341,820
Polypore International Inc.(a)(b)	76,471	2,703,250
SPX Corp.	25,421	1,662,788
Textron Inc.	27,968	731,923

		70,340,358

MEDIA – 3.99%
AMC Networks Inc. Class A(a)(b)	94,380	4,107,418
Cablevision NY Group Class A	37,430	593,266
Charter Communications Inc. Class A(a)	80,373	6,033,601
Discovery Communications Inc. Series A(a)	419,797	25,032,495
DISH Network Corp. Class A	262,288	8,028,636
FactSet Research Systems Inc.	73,935	7,128,813
John Wiley & Sons Inc. Class A	33,259	1,528,251
Liberty Global Inc. Series A(a)	431,924	26,239,383
Liberty Media Corp. Series A(a)	11,800	1,229,206
McGraw-Hill Companies Inc. (The)	460,536	25,140,660
Nielsen Holdings NV(a)	49,688	1,489,646
Scripps Networks Interactive Inc. Class A	139,745	8,556,586
Sirius XM Radio Inc.(a)	6,257,587	16,269,726

		131,377,687

METAL FABRICATE & HARDWARE – 0.17%
Timken Co. (The)	12,804	475,797
Valmont Industries Inc.	38,512	5,064,328

		5,540,125

Security	Shares	Value
MINING – 0.62%
Allied Nevada Gold Corp.(a)(b)	148,632	$5,805,566
Compass Minerals International Inc.	54,691	4,079,402
Molycorp Inc.(a)(b)	30,300	348,450
Royal Gold Inc.	96,663	9,652,767
Tahoe Resources Inc.(a)	29,118	592,842

		20,479,027

OFFICE & BUSINESS EQUIPMENT – 0.07%
Pitney Bowes Inc.(b)	172,710	2,386,852

		2,386,852

OIL & GAS – 3.47%
Atwood Oceanics Inc.(a)	29,924	1,360,046
Cabot Oil & Gas Corp.	345,521	15,513,893
Cheniere Energy Inc.(a)(b)	232,110	3,609,311
Cobalt International Energy Inc.(a)	285,438	6,356,704
Concho Resources Inc.(a)	171,290	16,229,727
Continental Resources Inc.(a)	69,621	5,353,855
Helmerich & Payne Inc.	36,280	1,727,291
Kosmos Energy Ltd.(a)(b)	114,705	1,306,490
Laredo Petroleum Holdings Inc.(a)(b)	30,635	673,357
Noble Energy Inc.	65,049	6,030,693
Pioneer Natural Resources Co.	169,155	17,659,782
Range Resources Corp.	267,044	18,658,364
SM Energy Co.	88,366	4,781,484
Southwestern Energy Co.(a)	198,956	6,919,690
Sunoco Inc.	149,284	6,990,970
Whiting Petroleum Corp.(a)	27,448	1,300,486

		114,472,143

OIL & GAS SERVICES – 1.91%
Cameron International Corp.(a)	311,449	17,462,945
CARBO Ceramics Inc.(b)	32,436	2,040,873
Dresser-Rand Group Inc.(a)	124,601	6,866,761
FMC Technologies Inc.(a)	393,685	18,227,616
Oceaneering International Inc.	178,774	9,877,264
Oil States International Inc.(a)	77,868	6,187,391
RPC Inc.(b)	88,325	1,050,184
SEACOR Holdings Inc.(a)	15,813	1,318,172

		63,031,206

PACKAGING & CONTAINERS – 0.81%
Ball Corp.	258,408	10,933,243
Crown Holdings Inc.(a)	58,398	2,146,127
Owens-Illinois Inc.(a)	202,173	3,792,765
Packaging Corp. of America	148,087	5,375,558
Rock-Tenn Co. Class A	13,447	970,604
Silgan Holdings Inc.	80,377	3,497,203

		26,715,500

PHARMACEUTICALS – 4.90%
AmerisourceBergen Corp.	416,448	16,120,702
BioMarin Pharmaceutical Inc.(a)(b)	201,000	8,094,270
Catamaran Corp.(a)	168,482	16,506,181

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
DENTSPLY International Inc.	104,587	$3,988,948
Endo Health Solutions Inc.(a)	121,404	3,850,935
Herbalife Ltd.(b)	192,749	9,136,303
Mead Johnson Nutrition Co. Class A	335,728	24,602,148
Medivation Inc.(a)	119,464	6,732,991
Mylan Inc.(a)	614,845	15,002,218
Onyx Pharmaceuticals Inc.(a)(b)	105,874	8,946,353
Patterson Companies Inc.	142,747	4,887,657
Perrigo Co.	153,810	17,868,108
Salix Pharmaceuticals Ltd.(a)	95,938	4,062,015
Warner Chilcott PLC Class A	276,472	3,732,372
Watson Pharmaceuticals Inc.(a)	209,763	17,863,417

		161,394,618

PIPELINES – 0.50%
ONEOK Inc.	342,227	16,532,986

		16,532,986

REAL ESTATE – 0.31%
Alexander & Baldwin Inc.(a)	4,712	139,145
CBRE Group Inc. Class A(a)	539,485	9,931,919
St. Joe Co. (The)(a)	12,159	237,101

		10,308,165

REAL ESTATE INVESTMENT TRUSTS – 3.22%
American Campus Communities Inc.	14,822	650,389
Apartment Investment and Management Co. Class A	168,790	4,386,852
Boston Properties Inc.	41,563	4,597,283
BRE Properties Inc. Class A	36,003	1,688,181
Camden Property Trust	99,529	6,418,625
Digital Realty Trust Inc.	200,583	14,010,723
Equity Lifestyle Properties, Inc.	56,412	3,842,786
Essex Property Trust Inc.	57,871	8,578,797
Extra Space Storage Inc.	108,258	3,599,579
Federal Realty Investment Trust	82,455	8,682,512
HCP Inc.	48,372	2,151,587
Home Properties Inc.	42,642	2,612,675
Kilroy Realty Corp.(b)	9,478	424,425
Mid-America Apartment Communities Inc.	63,855	4,170,370
Plum Creek Timber Co. Inc.(b)	266,285	11,673,934
Post Properties Inc.	36,742	1,762,146
Rayonier Inc.(b)	159,520	7,818,075
Regency Centers Corp.(b)	89,452	4,358,996
Tanger Factory Outlet Centers Inc.(b)	152,809	4,940,315
Taubman Centers Inc.	29,643	2,274,507
Weyerhaeuser Co.	283,144	7,401,384

		106,044,141

RETAIL – 11.04%
Advance Auto Parts Inc.	120,870	8,272,343
American Eagle Outfitters Inc.	250,818	5,287,243
Ascena Retail Group Inc.(a)	203,241	4,359,519
AutoNation Inc.(a)(b)	31,247	1,364,556
AutoZone Inc.(a)	62,677	23,169,807
Bed Bath & Beyond Inc.(a)	382,761	24,113,943
Big Lots Inc.(a)	98,110	2,902,094
Brinker International Inc.	124,647	4,400,039
CarMax Inc.(a)	68,711	1,944,521
Chico’s FAS Inc.	193,714	3,508,161
Chipotle Mexican Grill Inc.(a)(b)	52,214	16,580,034

Security	Shares	Value
Copart Inc.(a)	167,550	$4,646,161
Darden Restaurants Inc.	212,091	11,824,073
Dick’s Sporting Goods Inc.	152,735	7,919,310
Dollar General Corp.(a)	304,104	15,673,520
Dollar Tree Inc.(a)	381,891	18,435,788
DSW Inc. Class A	50,766	3,387,108
Dunkin’ Brands Group Inc.	117,383	3,426,997
Family Dollar Stores Inc.	159,406	10,568,618
Foot Locker Inc.	51,850	1,840,675
Gap Inc. (The)	498,730	17,844,559
GNC Holdings Inc. Class A	113,567	4,425,706
Kohl’s Corp.	27,908	1,429,448
Limited Brands Inc.	397,475	19,579,618
Macy’s Inc.	91,723	3,450,619
MSC Industrial Direct Co. Inc. Class A	75,136	5,068,675
Nordstrom Inc.	258,868	14,284,336
Nu Skin Enterprises Inc. Class A	88,436	3,433,970
O’Reilly Automotive Inc.(a)(b)	195,968	16,386,844
Panera Bread Co. Class A(a)	46,643	7,970,822
PetSmart Inc.	178,583	12,318,655
PVH Corp.	106,789	10,008,265
Ross Stores Inc.	373,018	24,096,963
Sally Beauty Holdings Inc.(a)	238,979	5,995,983
Tiffany & Co.	175,620	10,867,366
Tractor Supply Co.	118,812	11,749,319
Ulta Salon, Cosmetics & Fragrance Inc.	103,382	9,956,204
Urban Outfitters Inc.(a)	174,833	6,566,727
Williams-Sonoma Inc.	82,062	3,608,266
World Fuel Services Corp.	38,173	1,359,341

		364,026,196

SAVINGS & LOANS – 0.05%
People’s United Financial Inc.	128,381	1,558,545

		1,558,545

SEMICONDUCTORS – 3.09%
Advanced Micro Devices Inc.(a)(b)	1,038,654	3,500,264
Altera Corp.	531,154	18,051,269
Analog Devices Inc.	41,525	1,627,365
Atmel Corp.(a)	63,348	333,210
Avago Technologies Ltd.	377,757	13,170,498
Cypress Semiconductor Corp.(a)	146,482	1,570,287
Freescale Semiconductor Ltd.(a)(b)	76,316	725,765
Lam Research Corp.(a)	94,958	3,018,240
Linear Technology Corp.	379,198	12,077,456
LSI Corp.(a)	936,447	6,470,849
Maxim Integrated Products Inc.	240,544	6,403,281
Microchip Technology Inc.	319,163	10,449,397
Rovi Corp.(a)	37,586	545,373
Silicon Laboratories Inc.(a)(b)	64,359	2,365,837
Skyworks Solutions Inc.(a)	277,615	6,541,997
Teradyne Inc.(a)	36,264	515,674
Xilinx Inc.	434,502	14,516,712

		101,883,474

SOFTWARE – 6.47%
Akamai Technologies Inc.(a)	273,214	10,453,168
ANSYS Inc.(a)	153,646	11,277,616
Ariba Inc.(a)	161,430	7,232,064
Autodesk Inc.(a)	380,454	12,695,750
BMC Software Inc.(a)	265,671	11,022,690

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2012

Security	Shares	Value
Broadridge Financial Solutions Inc.	206,338	$4,813,866
CA Inc.	32,574	839,269
Cerner Corp.(a)	238,527	18,464,375
Citrix Systems Inc.(a)	306,569	23,473,988
Compuware Corp.(a)	20,402	202,184
Concur Technologies Inc.(a)(b)	75,176	5,542,727
Dun & Bradstreet Corp. (The)	49,789	3,964,200
Fiserv Inc.(a)	185,877	13,760,474
Informatica Corp.(a)	178,441	6,211,531
Intuit Inc.	483,648	28,477,194
MSCI Inc. Class A(a)	200,070	7,160,505
NetSuite Inc.(a)(b)	51,627	3,293,803
Nuance Communications Inc.(a)(b)	397,408	9,891,485
Red Hat Inc.(a)	317,505	18,078,735
ServiceNow Inc.(a)	18,349	709,739
SolarWinds Inc.(a)	101,544	5,660,063
Solera Holdings Inc.	114,265	5,012,806
VeriFone Systems Inc.(a)	177,184	4,934,574

		213,172,806

TELECOMMUNICATIONS – 2.59%
Acme Packet Inc.(a)	96,719	1,653,895
Crown Castle International Corp.(a)	482,637	30,937,032
EchoStar Corp. Class A(a)	16,685	478,192
Harris Corp.	55,688	2,852,339
IPG Photonics Corp.(a)(b)	52,396	3,002,291
Level 3 Communications Inc.(a)(b)	137,332	3,154,516
NeuStar Inc. Class A(a)	110,181	4,410,545
Palo Alto Networks Inc.(a)	8,985	553,207
SBA Communications Corp. Class A(a)(b)	199,821	12,568,741
tw telecom inc.(a)	248,004	6,465,464
Virgin Media Inc.(b)	457,465	13,467,770
Windstream Corp.	575,893	5,822,278

		85,366,270

TEXTILES – 0.10%
Cintas Corp.	80,956	3,355,626

		3,355,626

TOYS, GAMES & HOBBIES – 0.67%
Hasbro Inc.	171,726	6,554,781
Mattel Inc.	433,997	15,398,214

		21,952,995

TRANSPORTATION – 1.74%
C.H. Robinson Worldwide Inc.	267,713	15,674,596
Con-way Inc.	50,586	1,384,539
Expeditors International of Washington Inc.	316,503	11,508,049
Golar LNG Ltd.	71,424	2,756,252
J.B. Hunt Transport Services Inc.	147,667	7,684,591
Kansas City Southern Industries Inc.	141,500	10,722,870
Kirby Corp.(a)(b)	67,877	3,752,240
Landstar System Inc.	77,420	3,660,418
Matson Inc.	4,712	98,528

		57,242,083

Security	Shares	Value
WATER – 0.02%
Aqua America Inc.	25,255	$625,314

		625,314

TOTAL COMMON STOCKS
(Cost: $2,902,349,591)		3,290,571,405

RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	2,198	29,761

		29,761

TOTAL RIGHTS
(Cost: $14,903)		29,761

SHORT-TERM INVESTMENTS – 7.80%

MONEY MARKET FUNDS – 7.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	237,676,974	237,676,974
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	16,737,189	16,737,189
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%(c)(d)	2,560,312	2,560,312

		256,974,475

TOTAL SHORT-TERM INVESTMENTS
(Cost: $256,974,475)		256,974,475

TOTAL INVESTMENTS IN SECURITIES – 107.63%
(Cost: $3,159,338,969)		3,547,575,641

Other Assets, Less Liabilities – (7.63)%		(251,438,128)

NET ASSETS – 100.00%		$3,296,137,513

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	27,275	$163,105
Interpublic Group of Companies Inc. (The)	633,660	7,046,299
Lamar Advertising Co. Class A(a)	16,301	604,115

		7,813,519

AEROSPACE & DEFENSE – 0.65%
Alliant Techsystems Inc.	50,643	2,537,721
Exelis Inc.	282,970	2,925,910
L-3 Communications Holdings Inc.	148,141	10,623,191
Spirit AeroSystems Holdings Inc. Class A(a)	138,889	3,084,725
Triumph Group Inc.	50,171	3,137,192

		22,308,739

AGRICULTURE – 0.43%
Bunge Ltd.(b)	221,027	14,819,860

		14,819,860

AIRLINES – 0.39%
Copa Holdings SA Class A	9,669	785,800
Delta Air Lines Inc.(a)	462,308	4,234,741
Southwest Airlines Co.	940,867	8,251,403

		13,271,944

APPAREL – 0.02%
Deckers Outdoor Corp.(a)(b)	22,625	828,980

		828,980

AUTO MANUFACTURERS – 0.66%
Navistar International Corp.(a)(b)	93,794	1,978,116
Oshkosh Corp.(a)	138,980	3,812,221
PACCAR Inc.	418,320	16,743,258

		22,533,595

AUTO PARTS & EQUIPMENT – 0.47%
Lear Corp.	151,625	5,729,909
TRW Automotive Holdings Corp.(a)	153,215	6,697,027
Visteon Corp.(a)	74,856	3,328,098
WABCO Holdings Inc.(a)	7,395	426,470

		16,181,504

BANKS – 5.96%
Associated Banc-Corp	263,896	3,475,510
Bank of Hawaii Corp.	69,007	3,148,099
BOK Financial Corp.	39,094	2,310,455
CapitalSource Inc.	352,141	2,669,229
CIT Group Inc.(a)	305,326	12,026,791
City National Corp.	70,771	3,645,414
Comerica Inc.	299,033	9,284,975

Security	Shares	Value
Commerce Bancshares Inc.	113,912	$4,594,071
Cullen/Frost Bankers Inc.	80,805	4,640,631
East West Bancorp Inc.	219,012	4,625,533
Fifth Third Bancorp	1,395,101	21,638,017
First Citizens BancShares Inc. Class A	7,792	1,269,317
First Horizon National Corp.	383,915	3,697,101
First Republic Bank	155,145	5,346,297
Fulton Financial Corp.	304,467	3,002,045
Huntington Bancshares Inc.	1,314,758	9,071,830
KeyCorp	1,449,094	12,665,082
M&T Bank Corp.	191,813	18,252,925
Northern Trust Corp.	326,577	15,158,071
Popular Inc.(a)	155,957	2,718,331
Regions Financial Corp.	2,139,726	15,427,424
Signature Bank(a)(b)	61,327	4,113,815
SunTrust Banks Inc.	816,159	23,072,815
SVB Financial Group(a)	67,321	4,070,228
Synovus Financial Corp.	1,072,698	2,542,294
TCF Financial Corp.	245,952	2,936,667
Valley National Bancorp(b)	299,039	2,996,371
Zions Bancorp	279,268	5,768,281

		204,167,619

BEVERAGES – 1.33%
Beam Inc.	238,655	13,732,209
Brown-Forman Corp. Class B NVS	28,923	1,887,226
Coca-Cola Enterprises Inc.	422,851	13,222,551
Constellation Brands Inc. Class A(a)	222,943	7,212,206
Green Mountain Coffee Roasters Inc.(a)(b)	31,938	758,527
Molson Coors Brewing Co. Class B NVS	194,748	8,773,397

		45,586,116

BIOTECHNOLOGY – 0.48%
Bio-Rad Laboratories Inc. Class A(a)	30,711	3,277,478
Charles River Laboratories International Inc.(a)	26,958	1,067,537
Life Technologies Corp.(a)	245,983	12,023,649

		16,368,664

BUILDING MATERIALS – 0.42%
Fortune Brands Home & Security Inc.(a)	202,387	5,466,473
Martin Marietta Materials Inc.	34,002	2,817,745
Owens Corning(a)(b)	184,693	6,179,828

		14,464,046

CHEMICALS – 1.58%
Albemarle Corp.	59,226	3,120,026
Ashland Inc.	119,308	8,542,453
Cabot Corp.	96,243	3,519,607
CF Industries Holdings Inc.	77,392	17,199,598
Cytec Industries Inc.	69,739	4,569,299
Eastman Chemical Co.	42,063	2,398,012
Huntsman Corp.	291,137	4,346,675
Intrepid Potash Inc.(a)	43,661	937,838
Kronos Worldwide Inc.(b)	30,047	448,902
Rockwood Holdings Inc.	73,205	3,411,353
RPM International Inc.	122,027	3,482,651
W.R. Grace & Co.(a)	9,883	583,888
Westlake Chemical Corp.	23,408	1,710,188

		54,270,490

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
COAL – 0.73%
Alpha Natural Resources Inc.(a)(b)	336,179	$2,208,696
CONSOL Energy Inc.	345,970	10,396,398
Peabody Energy Corp.	414,151	9,231,426
Walter Energy Inc.	95,119	3,087,563

		24,924,083

COMMERCIAL SERVICES – 1.52%
Aaron’s Inc.	27,931	776,761
Booz Allen Hamilton Holding Corp.	38,306	530,538
CoreLogic Inc.(a)	160,873	4,267,961
Corrections Corp. of America	151,679	5,073,663
DeVry Inc.	99,798	2,271,402
Equifax Inc.	18,387	856,466
Genpact Ltd.	38,257	638,127
H&R Block Inc.	155,835	2,700,621
Hertz Global Holdings Inc.(a)	161,342	2,215,226
Iron Mountain Inc.	15,091	514,754
KAR Auction Services Inc.(a)(b)	43,404	856,795
Manpower Inc.	121,771	4,481,173
Paychex Inc.	33,602	1,118,611
Quanta Services Inc.(a)	317,945	7,853,241
R.R. Donnelley & Sons Co.(b)	273,330	2,897,298
SAIC Inc.	278,505	3,353,200
Service Corp. International	329,434	4,434,182
Total System Services Inc.	35,165	833,410
Towers Watson & Co. Class A	92,424	4,903,093
Verisk Analytics Inc. Class A(a)	30,615	1,457,580

		52,034,102

COMPUTERS – 1.65%
Brocade Communications Systems Inc.(a)	695,959	4,116,597
Computer Sciences Corp.	236,142	7,606,134
Diebold Inc.	88,055	2,968,334
DST Systems Inc.	42,457	2,401,368
Lexmark International Inc. Class A	107,895	2,400,664
NetApp Inc.(a)	181,680	5,973,638
SanDisk Corp.(a)	369,169	16,033,010
Synopsys Inc.(a)	205,403	6,782,407
Western Digital Corp.	212,316	8,222,999

		56,505,151

COSMETICS & PERSONAL CARE – 0.07%
Avon Products Inc.	151,248	2,412,406

		2,412,406

DISTRIBUTION & WHOLESALE – 0.39%
Arrow Electronics Inc.(a)	169,755	5,722,441
Ingram Micro Inc. Class A(a)	231,105	3,519,729
MRC Global Inc.(a)	12,809	314,973
WESCO International Inc.(a)(b)	66,339	3,794,591

		13,351,734

DIVERSIFIED FINANCIAL SERVICES – 2.75%
Affiliated Managers Group Inc.(a)	19,800	2,435,400
Air Lease Corp.(a)	103,255	2,106,402
Ameriprise Financial Inc.	331,401	18,787,123
CBOE Holdings Inc.	17,458	513,614

Security	Shares	Value
E*TRADE Financial Corp.(a)	435,451	$3,836,323
Federated Investors Inc. Class B(b)	23,480	485,801
Interactive Brokers Group Inc. Class A	59,288	831,218
Invesco Ltd.	679,205	16,973,333
Janus Capital Group Inc.	286,177	2,701,511
Jefferies Group Inc.	214,566	2,937,409
Legg Mason Inc.	213,261	5,263,281
LPL Financial Holdings Inc.	9,902	282,603
NASDAQ OMX Group Inc. (The)	177,256	4,129,178
NYSE Euronext Inc.	386,191	9,519,608
Raymond James Financial Inc.	172,997	6,340,340
SLM Corp.	741,573	11,657,528
TD Ameritrade Holding Corp.	352,900	5,424,073

		94,224,745

ELECTRIC – 7.84%
AES Corp. (The)(a)	975,535	10,701,619
Alliant Energy Corp.	168,815	7,324,883
Ameren Corp.	368,909	12,052,257
Calpine Corp.(a)(b)	615,177	10,642,562
CMS Energy Corp.	397,765	9,367,366
DTE Energy Co.	257,698	15,446,418
Edison International	494,091	22,575,018
Entergy Corp.	268,514	18,608,020
Great Plains Energy Inc.	206,592	4,598,738
Hawaiian Electric Industries Inc.	146,359	3,850,705
Integrys Energy Group Inc.	119,137	6,218,951
MDU Resources Group Inc.	287,270	6,331,431
National Fuel Gas Co.	109,942	5,941,266
Northeast Utilities	475,307	18,170,987
NRG Energy Inc.	345,382	7,387,721
NV Energy Inc.	359,031	6,466,148
OGE Energy Corp.	149,905	8,313,731
Pepco Holdings Inc.	347,315	6,564,253
Pinnacle West Capital Corp.	166,477	8,789,986
PPL Corp.	879,807	25,558,393
SCANA Corp.	178,185	8,600,990
TECO Energy Inc.	328,116	5,820,778
Westar Energy Inc.	192,022	5,695,372
Wisconsin Energy Corp.	348,909	13,143,402
Xcel Energy Inc.	738,260	20,457,185

		268,628,180

ELECTRICAL COMPONENTS & EQUIPMENT – 0.52%
Energizer Holdings Inc.	99,508	7,424,292
General Cable Corp.(a)(b)	69,865	2,052,634
GrafTech International Ltd.(a)(b)	179,633	1,614,901
Hubbell Inc. Class B	15,518	1,252,923
Molex Inc.	209,591	5,508,051

		17,852,801

ELECTRONICS – 0.90%
Avnet Inc.(a)	220,695	6,420,018
AVX Corp.	73,394	703,848
FLIR Systems Inc.	43,922	877,342
Garmin Ltd.(b)	153,242	6,396,321
Itron Inc.(a)(b)	60,626	2,616,012
Jabil Circuit Inc.	230,220	4,309,718
PerkinElmer Inc.	172,987	5,097,927
Tech Data Corp.(a)(b)	57,222	2,592,157
Vishay Intertechnology Inc.(a)(b)	201,094	1,976,754

		30,990,097

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 1.09%
AECOM Technology Corp.(a)	172,335	$3,646,609
Chicago Bridge & Iron Co. NV	56,522	2,152,923
Engility Holdings Inc.(a)	24,741	456,471
Fluor Corp.	65,182	3,668,443
Jacobs Engineering Group Inc.(a)	196,343	7,938,147
KBR Inc.	225,262	6,717,313
McDermott International Inc.(a)(b)	358,595	4,382,031
Shaw Group Inc. (The)(a)	100,117	4,367,104
URS Corp.	114,974	4,059,732

		37,388,773

ENTERTAINMENT – 0.41%
Dolby Laboratories Inc. Class A(a)(b)	32,473	1,063,491
DreamWorks Animation SKG Inc. Class A(a)(b)	103,014	1,980,959
International Game Technology	181,665	2,377,995
Madison Square Garden Inc. Class A(a)	86,569	3,486,134
Penn National Gaming Inc.(a)	91,992	3,964,855
Regal Entertainment Group Class A	78,970	1,111,108

		13,984,542

ENVIRONMENTAL CONTROL – 0.60%
Covanta Holding Corp.	153,527	2,634,523
Republic Services Inc.	460,997	12,682,027
Waste Connections Inc.	176,647	5,343,572

		20,660,122

FOOD – 2.22%
Campbell Soup Co.	56,762	1,976,453
ConAgra Foods Inc.	629,467	17,366,995
Dean Foods Co.(a)	40,175	656,861
H.J. Heinz Co.	183,376	10,259,887
Hillshire Brands Co.	26,639	713,392
Hormel Foods Corp.	87,485	2,558,061
Ingredion Inc.	91,397	5,041,459
J.M. Smucker Co. (The)	169,667	14,647,352
Ralcorp Holdings Inc.(a)	83,697	6,109,881
Safeway Inc.(b)	312,735	5,031,906
Smithfield Foods Inc.(a)(b)	232,224	4,563,202
Tyson Foods Inc. Class A	442,087	7,082,234

		76,007,683

FOREST PRODUCTS & PAPER – 1.06%
Domtar Corp.	54,747	4,286,143
International Paper Co.	663,293	24,090,802
MeadWestvaco Corp.	263,071	8,049,972

		36,426,917

GAS – 2.15%
AGL Resources Inc.	178,487	7,301,903
Atmos Energy Corp.	136,502	4,885,407
CenterPoint Energy Inc.	647,057	13,782,314
NiSource Inc.	431,947	11,006,010
Questar Corp.	209,142	4,251,857
Sempra Energy	365,476	23,569,547
UGI Corp.	170,362	5,408,993
Vectren Corp.	124,250	3,553,550

		73,759,581

Security	Shares	Value
HAND & MACHINE TOOLS – 0.98%
Kennametal Inc.	121,866	$4,518,791
Regal Beloit Corp.	58,883	4,150,074
Snap-on Inc.	70,670	5,079,053
Stanley Black & Decker Inc.	259,062	19,753,477

		33,501,395

HEALTH CARE – PRODUCTS – 2.59%
Alere Inc.(a)	121,995	2,377,683
Boston Scientific Corp.(a)	2,173,038	12,473,238
CareFusion Corp.(a)	337,422	9,579,411
Cooper Companies Inc. (The)	50,511	4,771,269
Henry Schein Inc.(a)(b)	58,839	4,664,167
Hill-Rom Holdings Inc.	94,689	2,751,662
Hologic Inc.(a)	402,312	8,142,795
Hospira Inc.(a)(b)	251,088	8,240,708
QIAGEN NV(a)(b)	358,324	6,632,577
Sirona Dental Systems Inc.(a)	69,124	3,937,303
St. Jude Medical Inc.	109,366	4,607,590
Teleflex Inc.	61,921	4,262,642
Zimmer Holdings Inc.	240,195	16,241,986

		88,683,031

HEALTH CARE – SERVICES – 2.93%
AMERIGROUP Corp.(a)	22,016	2,012,923
Brookdale Senior Living Inc.(a)	146,173	3,394,137
Cigna Corp.	437,130	20,619,422
Community Health Systems Inc.(a)	137,985	4,020,883
Covance Inc.(a)(b)	79,085	3,692,479
Coventry Health Care Inc.	203,169	8,470,116
HCA Holdings Inc.	88,636	2,947,147
Health Management Associates Inc. Class A(a)(b)	390,850	3,279,231
Health Net Inc.(a)	126,277	2,842,495
Humana Inc.	247,304	17,348,376
LifePoint Hospitals Inc.(a)	73,979	3,164,822
MEDNAX Inc.(a)(b)	74,836	5,571,540
Quest Diagnostics Inc.	211,884	13,439,802
Tenet Healthcare Corp.(a)	590,477	3,702,291
Universal Health Services Inc. Class B	128,206	5,862,860

		100,368,524

HOLDING COMPANIES – DIVERSIFIED – 0.51%
American Capital Ltd.(a)	504,611	5,722,289
Ares Capital Corp.	375,066	6,428,631
Leucadia National Corp.	228,796	5,205,109

		17,356,029

HOME BUILDERS – 1.01%
D.R. Horton Inc.	392,016	8,091,210
Lennar Corp. Class A	244,646	8,506,341
NVR Inc.(a)	818	690,801
PulteGroup Inc.(a)	520,063	8,060,977
Thor Industries Inc.	60,529	2,198,413
Toll Brothers Inc.(a)(b)	217,391	7,223,903

		34,771,645

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
HOME FURNISHINGS – 0.43%
Harman International Industries Inc.	107,226	$4,949,552
Whirlpool Corp.	117,455	9,738,194

		14,687,746

HOUSEHOLD PRODUCTS & WARES – 0.82%
Avery Dennison Corp.	157,304	5,005,413
Church & Dwight Co. Inc.	80,632	4,353,322
Clorox Co. (The)	185,486	13,364,266
Jarden Corp.	93,328	4,931,452
Scotts Miracle-Gro Co. (The) Class A	7,634	331,850

		27,986,303

HOUSEWARES – 0.25%
Newell Rubbermaid Inc.	441,090	8,420,408

		8,420,408

INSURANCE – 7.31%
Alleghany Corp.(a)	25,734	8,876,686
Allied World Assurance Co. Holdings Ltd.	27,032	2,088,222
American Financial Group Inc.	129,976	4,926,090
American National Insurance Co.	10,474	752,347
Aon PLC	452,990	23,686,847
Arch Capital Group Ltd.(a)(b)	182,988	7,626,940
Aspen Insurance Holdings Ltd.	108,411	3,305,451
Assurant Inc.	122,183	4,557,426
Assured Guaranty Ltd.	261,349	3,559,573
Axis Capital Holdings Ltd.(b)	166,029	5,797,733
Brown & Brown Inc.	161,532	4,211,139
Cincinnati Financial Corp.	222,006	8,411,807
CNA Financial Corp.	40,251	1,078,727
Endurance Specialty Holdings Ltd.	59,064	2,273,964
Everest Re Group Ltd.	80,203	8,578,513
Fidelity National Financial Inc. Class A	338,976	7,250,697
Genworth Financial Inc. Class A(a)	746,801	3,905,769
Hanover Insurance Group Inc. (The)	37,375	1,392,593
Hartford Financial Services Group Inc. (The)	670,264	13,029,932
HCC Insurance Holdings Inc.	153,509	5,202,420
Kemper Corp.	74,767	2,296,095
Lincoln National Corp.	433,944	10,497,105
Markel Corp.(a)	14,693	6,736,594
MBIA Inc.(a)(b)	214,797	2,175,894
Mercury General Corp.	36,573	1,413,546
Old Republic International Corp.	393,600	3,660,480
PartnerRe Ltd.	98,223	7,296,004
Principal Financial Group Inc.	456,305	12,292,857
ProAssurance Corp.	46,621	4,216,403
Progressive Corp. (The)	926,465	19,214,884
Protective Life Corp.	122,770	3,217,802
Reinsurance Group of America Inc.	112,172	6,491,394
RenaissanceRe Holdings Ltd.	78,206	6,024,990
StanCorp Financial Group Inc.	67,341	2,103,733
Torchmark Corp.	149,835	7,694,027
Unum Group	434,652	8,354,011
Validus Holdings Ltd.(b)	119,972	4,068,251
W.R. Berkley Corp.	168,782	6,327,637
White Mountains Insurance Group Ltd.	9,011	4,625,707
XL Group PLC	473,923	11,388,370

		250,608,660

Security	Shares	Value
INTERNET – 1.36%
AOL Inc.(a)	104,890	$3,695,275
Expedia Inc.	49,723	2,875,978
HomeAway Inc.(a)	5,654	132,586
IAC/InterActiveCorp	100,389	5,226,252
Liberty Interactive Corp. Series A(a)	725,446	13,420,751
Liberty Ventures Series A(a)	36,991	1,836,233
Symantec Corp.(a)	1,030,213	18,543,834
VeriSign Inc.(a)	18,938	922,091

		46,653,000

IRON & STEEL – 1.48%
Allegheny Technologies Inc.	162,976	5,198,934
Carpenter Technology Corp.	62,394	3,264,454
Cliffs Natural Resources Inc.	216,645	8,477,319
Commercial Metals Co.	176,044	2,323,781
Nucor Corp.	480,550	18,385,843
Reliance Steel & Aluminum Co.	114,291	5,983,134
Steel Dynamics Inc.	261,924	2,941,407
United States Steel Corp.(b)	218,489	4,166,585

		50,741,457

LEISURE TIME – 0.20%
Royal Caribbean Cruises Ltd.	230,374	6,959,599

		6,959,599

LODGING – 0.34%
Choice Hotels International Inc.	36,908	1,180,687
Hyatt Hotels Corp. Class A(a)	69,060	2,772,759
Marriott International Inc. Class A	29,766	1,163,850
MGM Resorts International(a)	604,760	6,501,170

		11,618,466

MACHINERY – 0.93%
AGCO Corp.(a)	146,915	6,975,524
CNH Global NV(a)	42,730	1,656,642
Flowserve Corp.	5,989	765,035
Gardner Denver Inc.	76,186	4,602,396
IDEX Corp.	103,042	4,304,065
Manitowoc Co. Inc. (The)	49,317	657,889
Nordson Corp.	7,471	437,950
Terex Corp.(a)(b)	167,831	3,789,624
Xylem Inc.	251,399	6,322,685
Zebra Technologies Corp. Class A(a)	66,845	2,509,361

		32,021,171

MANUFACTURING – 3.36%
AptarGroup Inc.	67,042	3,466,742
Carlisle Companies Inc.	85,896	4,459,720
Colfax Corp.(a)(b)	51,727	1,896,829
Cooper Industries PLC	74,860	5,618,992
Crane Co.	74,221	2,963,644
Dover Corp.	278,240	16,552,498
Eaton Corp.	512,182	24,205,721
Harsco Corp.	121,745	2,499,425

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Ingersoll-Rand PLC	81,597	$3,657,177
ITT Corp.	107,065	2,157,360
Leggett & Platt Inc.	213,313	5,343,491
Parker Hannifin Corp.	126,312	10,557,157
Pentair Inc.(a)	319,410	14,216,939
SPX Corp.	53,694	3,512,125
Textron Inc.	399,735	10,461,065
Trinity Industries Inc.	121,951	3,654,871

		115,223,756

MEDIA – 1.08%
Cablevision NY Group Class A	272,351	4,316,763
DISH Network Corp. Class A	67,904	2,078,541
Gannett Co. Inc.	356,449	6,326,970
John Wiley & Sons Inc. Class A	40,789	1,874,255
Liberty Media Corp. Series A(a)	153,749	16,016,033
Nielsen Holdings NV(a)	139,109	4,170,488
Washington Post Co. (The) Class B	6,466	2,347,352

		37,130,402

METAL FABRICATE & HARDWARE – 0.13%
Timken Co. (The)	121,208	4,504,089

		4,504,089

MINING – 0.82%
Alcoa Inc.	1,615,594	14,298,007
Molycorp Inc.(a)(b)	82,781	951,981
Tahoe Resources Inc.(a)	95,291	1,940,125
Titanium Metals Corp.	120,566	1,546,862
Vulcan Materials Co.	196,737	9,305,660

		28,042,635

OFFICE & BUSINESS EQUIPMENT – 0.48%
Pitney Bowes Inc.	98,995	1,368,111
Xerox Corp.	2,041,505	14,984,647

		16,352,758

OIL & GAS – 7.76%
Atwood Oceanics Inc.(a)	59,248	2,692,822
Cheniere Energy Inc.(a)	112,895	1,755,517
Chesapeake Energy Corp.	1,004,031	18,946,065
Cimarex Energy Co.	130,438	7,637,145
Cobalt International Energy Inc.(a)	14,695	327,258
Denbury Resources Inc.(a)	593,959	9,598,377
Diamond Offshore Drilling Inc.	104,663	6,887,872
Energen Corp.	109,450	5,736,274
EQT Corp.	200,135	11,807,965
EXCO Resources Inc.	190,408	1,525,168
Helmerich & Payne Inc.	112,251	5,344,270
HollyFrontier Corp.	314,398	12,975,205
Laredo Petroleum Holdings Inc.(a)	2,849	62,621
Marathon Petroleum Corp.	516,947	28,220,137
Murphy Oil Corp.	294,170	15,793,987
Nabors Industries Ltd.(a)	438,671	6,154,554
Newfield Exploration Co.(a)	205,119	6,424,327
Noble Energy Inc.	209,671	19,438,598
Patterson-UTI Energy Inc.	237,877	3,767,972
Pioneer Natural Resources Co.	30,800	3,215,520
Plains Exploration & Production Co.(a)	196,023	7,344,982

Security	Shares	Value
QEP Resources Inc.	271,243	$8,587,553
Rowan Companies PLC(a)(b)	188,903	6,379,254
SandRidge Energy Inc.(a)	744,706	5,190,601
SM Energy Co.	16,417	888,324
Southwestern Energy Co.(a)	347,146	12,073,738
Sunoco Inc.	21,214	993,452
Tesoro Corp.	213,214	8,933,667
Ultra Petroleum Corp.(a)(b)	232,612	5,112,812
Unit Corp.(a)	74,172	3,078,138
Valero Energy Corp.	838,688	26,569,636
Whiting Petroleum Corp.(a)	153,524	7,273,967
WPX Energy Inc.(a)(b)	302,347	5,015,937

		265,753,715

OIL & GAS SERVICES – 0.36%
Cameron International Corp.(a)	86,795	4,866,596
Oil States International Inc.(a)	11,429	908,148
RPC Inc.	10,554	125,487
SEACOR Holdings Inc.(a)	17,727	1,477,723
Superior Energy Services Inc.(a)	239,651	4,917,638

		12,295,592

PACKAGING & CONTAINERS – 0.91%
Bemis Co. Inc.	156,292	4,918,509
Crown Holdings Inc.(a)	172,104	6,324,822
Greif Inc. Class A	47,644	2,104,912
Owens-Illinois Inc.(a)	65,269	1,224,446
Packaging Corp. of America	12,493	453,496
Rock-Tenn Co. Class A	95,200	6,871,536
Sealed Air Corp.	294,521	4,553,295
Sonoco Products Co.	152,532	4,726,967

		31,177,983

PHARMACEUTICALS – 0.90%
DENTSPLY International Inc.	119,012	4,539,118
Endo Health Solutions Inc.(a)	66,578	2,111,854
Forest Laboratories Inc.(a)	402,392	14,329,179
Mylan Inc.(a)	50,158	1,223,855
Omnicare Inc.	171,363	5,821,201
Patterson Companies Inc.	10,387	355,651
VCA Antech Inc.(a)	132,678	2,617,737

		30,998,595

REAL ESTATE – 0.44%
Alexander & Baldwin Inc.(a)	59,962	1,770,678
Forest City Enterprises Inc. Class A(a)	214,915	3,406,403
Howard Hughes Corp. (The)(a)	41,937	2,979,624
Jones Lang LaSalle Inc.	66,532	5,079,718
St. Joe Co. (The)(a)	87,567	1,707,556

		14,943,979

REAL ESTATE INVESTMENT TRUSTS – 12.59%
Alexandria Real Estate Equities Inc.	94,443	6,943,449
American Campus Communities Inc.	125,916	5,525,194
American Capital Agency Corp.	517,721	17,907,969
Annaly Capital Management Inc.(b)	1,478,277	24,894,185
Apartment Investment and Management Co. Class A	62,734	1,630,457
AvalonBay Communities Inc.	144,555	19,658,034
BioMed Realty Trust Inc.(b)	234,576	4,391,263

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
Boston Properties Inc.	188,755	$20,878,191
Brandywine Realty Trust	218,792	2,667,074
BRE Properties Inc. Class A	83,231	3,902,702
Camden Property Trust	30,085	1,940,182
CBL & Associates Properties Inc.(b)	226,124	4,825,486
Chimera Investment Corp.	1,560,514	4,228,993
CommonWealth REIT	127,028	1,849,528
Corporate Office Properties Trust	109,719	2,629,964
DDR Corp.(b)	358,687	5,509,432
Douglas Emmett Inc.	211,754	4,885,165
Duke Realty Corp.	405,363	5,958,836
Equity Lifestyle Properties, Inc.	10,678	727,385
Extra Space Storage Inc.	57,504	1,912,008
Federal Realty Investment Trust	20,871	2,197,716
General Growth Properties Inc.	799,925	15,582,539
Hatteras Financial Corp.	148,792	4,194,446
HCP Inc.	591,824	26,324,332
Health Care REIT Inc.	392,772	22,682,583
Home Properties Inc.	34,748	2,129,010
Hospitality Properties Trust	187,236	4,452,472
Host Hotels & Resorts Inc.	1,089,856	17,492,189
Kilroy Realty Corp.	103,920	4,653,538
Kimco Realty Corp.	618,677	12,540,583
Liberty Property Trust	156,466	5,670,328
Macerich Co. (The)	201,555	11,534,993
Mack-Cali Realty Corp.	133,144	3,541,630
MFA Financial Inc.	543,075	4,616,137
Mid-America Apartment Communities Inc.	3,207	209,449
National Retail Properties Inc.(b)	162,846	4,966,803
Piedmont Office Realty Trust Inc. Class A	262,038	4,543,739
Post Properties Inc.	48,756	2,338,338
Prologis Inc.	698,290	24,461,099
Rayonier Inc.	38,000	1,862,380
Realty Income Corp.(b)	202,866	8,295,191
Regency Centers Corp.	54,323	2,647,160
Retail Properties of America Inc. Class A	127,880	1,447,602
Senior Housing Properties Trust	268,648	5,851,153
SL Green Realty Corp.(b)	135,678	10,863,737
Taubman Centers Inc.	58,342	4,476,582
UDR Inc.(b)	376,106	9,334,951
Ventas Inc.	438,486	27,295,753
Vornado Realty Trust	281,524	22,817,520
Weingarten Realty Investors(b)	183,854	5,168,136
Weyerhaeuser Co.	553,569	14,470,294

		431,527,880

RETAIL – 3.36%
Abercrombie & Fitch Co. Class A	129,108	4,379,343
American Eagle Outfitters Inc.	66,857	1,409,346
AutoNation Inc.(a)(b)	25,017	1,092,492
Best Buy Co. Inc.	409,696	7,042,674
CarMax Inc.(a)	283,832	8,032,446
Chico’s FAS Inc.	76,167	1,379,384
Dillard’s Inc. Class A	44,676	3,230,968
DSW Inc. Class A	3,359	224,113
Foot Locker Inc.	183,050	6,498,275
GameStop Corp. Class A(b)	189,871	3,987,291
Guess? Inc.	92,919	2,362,001
J.C. Penney Co. Inc.(b)	242,822	5,898,146
Kohl’s Corp.	343,202	17,578,807
Macy’s Inc.	543,713	20,454,483
PVH Corp.	8,309	778,720
Sally Beauty Holdings Inc.(a)	14,167	355,450

Security	Shares	Value
Sears Holdings Corp.(a)(b)	54,869	$3,044,681
Signet Jewelers Ltd.(b)	129,065	6,293,209
Staples Inc.	1,047,796	12,070,610
Tiffany & Co.	30,272	1,873,231
Wendy’s Co. (The)	425,611	1,936,530
Williams-Sonoma Inc.	58,950	2,592,032
World Fuel Services Corp.	74,603	2,656,613

		115,170,845

SAVINGS & LOANS – 0.97%
BankUnited Inc.	52,966	1,303,493
Capitol Federal Financial Inc.	248,672	2,974,117
First Niagara Financial Group Inc.	535,094	4,328,911
Hudson City Bancorp Inc.	803,599	6,396,648
New York Community Bancorp Inc.	667,696	9,454,575
People’s United Financial Inc.	422,610	5,130,485
TFS Financial Corp.(a)	122,370	1,109,896
Washington Federal Inc.	162,083	2,703,545

		33,401,670

SEMICONDUCTORS – 3.35%
Analog Devices Inc.	413,616	16,209,611
Applied Materials Inc.	1,943,554	21,699,780
Atmel Corp.(a)	618,100	3,251,206
Avago Technologies Ltd.	20,958	730,701
Cree Inc.(a)(b)	176,758	4,512,632
Cypress Semiconductor Corp.(a)	97,078	1,040,676
Fairchild Semiconductor International Inc.(a)	193,025	2,532,488
Freescale Semiconductor Ltd.(a)(b)	5,348	50,859
KLA-Tencor Corp.	254,401	12,136,200
Lam Research Corp.(a)	188,429	5,989,216
Marvell Technology Group Ltd.	715,007	6,542,314
Maxim Integrated Products Inc.	222,283	5,917,173
Micron Technology Inc.(a)	1,504,723	9,005,767
NVIDIA Corp.(a)	940,808	12,550,379
ON Semiconductor Corp.(a)	690,858	4,262,594
PMC-Sierra Inc.(a)	317,901	1,792,962
Rovi Corp.(a)	134,820	1,956,238
Silicon Laboratories Inc.(a)	5,288	194,387
Skyworks Solutions Inc.(a)	32,211	759,052
Teradyne Inc.(a)(b)	248,667	3,536,045

		114,670,280

SHIPBUILDING – 0.09%
Huntington Ingalls Industries Inc.(a)	74,966	3,152,320

		3,152,320

SOFTWARE – 1.47%
Activision Blizzard Inc.	644,391	7,268,730
Akamai Technologies Inc.(a)	20,894	799,404
Allscripts Healthcare Solutions Inc.(a)	261,384	3,249,003
CA Inc.	508,706	13,106,810
Compuware Corp.(a)	314,794	3,119,609
Dun & Bradstreet Corp. (The)	22,387	1,782,453
Electronic Arts Inc.(a)	483,624	6,137,189
Fidelity National Information Services Inc.	381,436	11,908,432
Fiserv Inc.(a)	35,789	2,649,460
ServiceNow Inc.(a)	5,186	200,594

		50,221,684

96	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2012

Security	Shares	Value
TELECOMMUNICATIONS – 2.58%
Amdocs Ltd.(b)	256,558	$8,463,848
Clearwire Corp. Class A(a)(b)	541,330	730,796
EchoStar Corp. Class A(a)	43,546	1,248,028
Frontier Communications Corp.(b)	1,519,074	7,443,463
Harris Corp.	121,427	6,219,491
JDS Uniphase Corp.(a)	352,051	4,360,152
Juniper Networks Inc.(a)	801,947	13,721,313
Level 3 Communications Inc.(a)	119,792	2,751,622
MetroPCS Communications Inc.(a)	460,287	5,389,961
NII Holdings Inc.(a)(b)	262,351	2,059,455
Palo Alto Networks Inc.(a)	2,539	156,326
Polycom Inc.(a)	272,174	2,686,357
Sprint Nextel Corp.(a)	4,548,916	25,110,016
Telephone & Data Systems Inc.	144,193	3,692,783
United States Cellular Corp.(a)(b)	20,958	820,087
Windstream Corp.	362,721	3,667,109

		88,520,807

TEXTILES – 0.31%
Cintas Corp.	91,891	3,808,882
Mohawk Industries Inc.(a)(b)	86,428	6,915,968

		10,724,850

TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	16,685	636,866
Mattel Inc.	116,799	4,144,029

		4,780,895

TRANSPORTATION – 0.53%
Con-way Inc.	38,363	1,049,995
Expeditors International of Washington Inc.	31,514	1,145,849
Kansas City Southern Industries Inc.	36,699	2,781,050
Kirby Corp.(a)(b)	22,070	1,220,030
Matson Inc.	59,962	1,253,806
Ryder System Inc.	77,706	3,035,197
Teekay Corp.	55,170	1,721,304
Tidewater Inc.	77,778	3,774,566
UTi Worldwide Inc.	158,439	2,134,173

		18,115,970

TRUCKING & LEASING – 0.09%
GATX Corp.	71,063	3,015,914

		3,015,914

WATER – 0.43%
American Water Works Co. Inc.	267,921	9,929,152
Aqua America Inc.	186,927	4,628,313

		14,557,465

TOTAL COMMON STOCKS
(Cost: $3,419,738,186)		3,420,427,511

Security	Shares	Value
RIGHTS – 0.00%

INTERNET – 0.00%
Liberty Ventures(a)	11,381	$154,099

		154,099

TOTAL RIGHTS
(Cost: $75,114)		154,099

SHORT-TERM INVESTMENTS – 5.98%

MONEY MARKET FUNDS – 5.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	186,416,705	186,416,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	13,127,446	13,127,446
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%(c)(d)	5,216,266	5,216,266

		204,760,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,760,417)		204,760,417

TOTAL INVESTMENTS IN SECURITIES – 105.79%
(Cost: $3,624,573,717)		3,625,342,027

Other Assets, Less Liabilities – (5.79)%		(198,276,089)

NET ASSETS – 100.00%		$3,427,065,938

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	November 20, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 20, 2012